UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2022

Date of reporting period: August 31, 2021

Item 1 – Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

AUGUST 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares 0-3 Month Treasury Bond ETF | SGOV | NYSE Arca

•  iShares 1-3 Year Treasury Bond ETF | SHY | NASDAQ

•  iShares 3-7 Year Treasury Bond ETF | IEI | NASDAQ

•  iShares 7-10 Year Treasury Bond ETF | IEF | NASDAQ

•  iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca

•  iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

•  iShares 25+ Year Treasury STRIPS Bond ETF | GOVZ | Cboe BZX

•  iShares Short Treasury Bond ETF | SHV | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2023 and reducing bond purchasing beginning in late 2022.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term credit, but inflation-protected U.S. Treasuries and Asian fixed income offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	19.52%	31.17%

U.S. small cap equities (Russell 2000® Index)	3.81	47.08

International equities (MSCI Europe, Australasia, Far East Index)	10.31	26.12

Emerging market equities (MSCI Emerging Markets Index)	(0.98)	21.12

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.36	(4.12)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.49	(0.08)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.50	3.44

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.82	10.14

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2021	iShares® 0-3 Month Treasury Bond ETF

Investment Objective

The iShares 0-3 Month Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities less than or equal to three months, as represented by the ICE 0-3 Month US Treasury Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	0.02%	0.04%	0.06%	0.04%	0.07%
Fund Market	0.02	0.04	0.06	0.04	0.07
Index	0.01	0.05	0.06	0.05	0.08

The inception date of the Fund was 5/26/20. The first day of secondary market trading was 5/28/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 0-3 Month US Treasury Securities Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 0-3 Month US Treasury Securities Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 0-3 Month US Treasury Securities Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,000.20	$ 0.15		$ 1,000.00	$ 1,025.10	$ 0.15		0.03%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

0-1 Year	100.0%

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 2.88%, 10/15/21	38.3%
U.S. Treasury Bill, 0.00%, 10/26/21	32.5
U.S. Treasury Note/Bond, 2.00%, 10/31/21	18.0
U.S. Treasury Note/Bond, 1.75%, 11/30/21	5.8
U.S. Treasury Bill, 0.00%, 09/02/21	2.7

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2021	iShares® 1-3 Year Treasury Bond ETF

Investment Objective

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the ICE U.S. Treasury 1-3 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.05%	0.03%	1.55%	1.03%	0.03%	7.98%	10.77%
Fund Market	0.02	0.01	1.55	1.03	0.01	7.99	10.76
Index	0.11	0.10	1.68	1.16	0.10	8.66	12.23

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 1-3 Year Bond Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE U.S. Treasury 1-3 Year Bond Index. Historical index data from 2/28/2020 through 4/1/2016 is for the 3pm pricing variant of the ICE U.S. Treasury 1-3 Year Bond Index. Historical index data prior to 4/1/2016 is for the Barclays U.S. 1-3 Year Treasury Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,000.50	$ 0.76		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

0-1 Year	2.6%
1-2 Years	50.5
2-3 Years	46.9

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 0.25%, 06/15/24	8.0%
U.S. Treasury Note/Bond, 0.38%, 04/15/24	7.5
U.S. Treasury Note/Bond, 0.13%, 08/31/23	5.1
U.S. Treasury Note/Bond, 0.25%, 05/15/24	5.0
U.S. Treasury Note/Bond, 1.63%, 11/15/22	4.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2021	iShares® 3-7 Year Treasury Bond ETF

Investment Objective

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the ICE U.S. Treasury 3-7 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.59%	(0.99)%	2.32%	2.13%	(0.99)%	12.13%	23.46%
Fund Market	0.55	(0.94)	2.33	2.14	(0.94)	12.20	23.52
Index	0.92	(1.13)	2.39	2.22	(1.13)	12.55	24.53

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 3-7 Year Bond Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE U.S. Treasury 3-7 Year Bond Index. Historical index data prior from 4/1/2016 through 2/28/2021 is for the 3pm pricing variant of the ICE U.S. Treasury 3-7 Year Bond Index. Historical index data prior to 4/1/2016 is for the Barclays U.S. 3-7 Year Treasury Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,005.90	$ 0.76		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

2-3 Years	2.8%

3-4 Years	24.6

4-5 Years	31.2

5-6 Years	17.5

6-7 Years	23.6

7-8 Years	0.3

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 0.25%, 08/31/25	7.9%

U.S. Treasury Note/Bond, 2.38%, 05/15/27	7.5

U.S. Treasury Note/Bond, 2.25%, 11/15/25	7.4

U.S. Treasury Note/Bond, 2.25%, 02/15/27	7.1

U.S. Treasury Note/Bond, 2.00%, 02/15/25	5.7

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2021	iShares® 7-10 Year Treasury Bond ETF

Investment Objective

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.65%	(2.94)%	2.65%	3.12%	(2.94)%	13.95%	35.98%
Fund Market	1.61	(2.82)	2.67	3.13	(2.82)	14.06	36.12
Index	1.69	(3.32)	2.65	3.16	(3.32)	13.98	36.56

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 7-10 Year Bond Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE U.S. Treasury 7-10 Year Bond Index. Historical index data from 4/1/2016 through 2/28/2021 is for the 3pm pricing variant of the ICE U.S. Treasury 7-10 Year Bond Index. Historical index data prior to 4/1/2016 is for the Barclays U.S. 7-10 Year Treasury Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,016.50	$ 0.76		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

6-7 Years	0.3%

7-8 Years	31.2

8-9 Years	37.4

9-10 Years	31.1

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 0.63%, 08/15/30	25.4%

U.S. Treasury Note/Bond, 1.63%, 05/15/31	17.4

U.S. Treasury Note/Bond, 2.63%, 02/15/29	12.4

U.S. Treasury Note/Bond, 3.13%, 11/15/28	10.1

U.S. Treasury Note/Bond, 1.50%, 02/15/30	9.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of August 31, 2021	iShares® 10-20 Year Treasury Bond ETF

Investment Objective

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the ICE U.S. Treasury 10-20 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns

	6 Months		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	3.98	%(a)	(6.62)%	2.90%	4.03%	(6.62)%	15.39%	48.41%
Fund Market	4.10		(6.27)	2.92	4.03	(6.27)	15.46	48.50
Index	5.20		(7.76)	2.74	4.00	(7.76)	14.50	48.00

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 10-20 Year Bond Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE U.S. Treasury 10-20 Year Bond Index. Historical index data from 7/1/2016 through 3/1/2021 is for the 3pm pricing variant of the ICE U.S. Treasury 10-20 Year Bond Index. Historical index data prior to 7/1/2016 is for the Barclays U.S. 10-20 Year Treasury Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,039.80	$ 0.77		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

14-15 Years	2.0%

15-16 Years	4.9

16-17 Years	1.5

17-18 Years	1.8

18-19 Years	23.8

19-20 Years	66.0

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 2.25%, 05/15/41	47.6%

U.S. Treasury Note/Bond, 4.38%, 11/15/39	18.6

U.S. Treasury Note/Bond, 1.88%, 02/15/41	18.4

U.S. Treasury Note/Bond, 3.88%, 08/15/40	3.4

U.S. Treasury Note/Bond, 5.00%, 05/15/37	2.9

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2021	iShares® 20+ Year Treasury Bond ETF

Investment Objective

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.87%	(7.33)%	3.49%	5.90%	(7.33)%	18.69%	77.45%
Fund Market	4.82	(6.90)	3.48	5.94	(6.90)	18.67	78.04
Index	4.93	(8.49)	3.32	5.86	(8.49)	17.72	76.76

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 20+ Year Bond Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE U.S. Treasury 20+ Year Bond Index. Historical index data from 4/1/2016 through 2/28/2021 is for the 3pm pricing variant of the ICE U.S. Treasury 20+ Year Bond Index. Historical index data prior to 4/1/2016 is for the Barclays U.S. 20+ Year Treasury Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,048.70	$ 0.77		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

15-20 Years	0.2%

20-25 Years	31.9

25-30 Years	67.9

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 1.88%, 02/15/51	10.5%

U.S. Treasury Note/Bond, 3.00%, 02/15/49	8.7

U.S. Treasury Note/Bond, 3.00%, 08/15/48	6.1

U.S. Treasury Note/Bond, 2.88%, 05/15/43	5.9

U.S. Treasury Note/Bond, 3.13%, 05/15/48	5.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of August 31, 2021	iShares® 25+ Year Treasury STRIPS Bond ETF

Investment Objective

The iShares 25+ Year Treasury STRIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the principal payments of U.S. Treasury bonds (specifically principal “STRIPS”, also known as “Separate Trading of Registered Interest and Principal Securities”) with remaining maturities of at least 25 years, as represented by the ICE BofA Long US Treasury Principal STRIPS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns

	6 Months	Since Inception

Fund NAV	7.27%	(11.32)%
Fund Market	7.20	(11.12)
Index	9.32	(11.36)

The inception date of the Fund was 9/22/20. The first day of secondary market trading was 9/24/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,072.70	$ 0.21		$ 1,000.00	$ 1,025.00	$ 0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

19-20 Years	100.0

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury STRIPS , 0.00%, 11/15/50	13.6%

U.S. Treasury STRIPS , 0.00%, 11/15/47	13.6

U.S. Treasury STRIPS , 0.00%, 08/15/49	13.2

U.S. Treasury STRIPS , 0.00%, 02/15/49	12.3

U.S. Treasury STRIPS , 0.00%, 11/15/48	11.2

(a)	Excludes money market funds.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2021	iShares® Short Treasury Bond ETF

Investment Objective

The iShares Short Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities of one year or less, as represented by the ICE Short US Treasury Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(0.04)%	(0.04)%	1.12%	0.59%	(0.04)%	5.75%	6.09%
Fund Market	(0.05)	(0.05)	1.12	0.59	(0.05)	5.73	6.08
Index	0.03	0.09	1.26	0.72	0.09	6.48	7.47

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE Short US Treasury Securities Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE Short US Treasury Securities Index. Historical index data from 5/1/2020 through 2/28/2021 is for the 3pm pricing variant of the ICE Short US Treasury Securities Index. Historical index data from 7/1/2016 through 4/30/2020 is for the ICE U.S. Treasury Short Bond Index. Historical index data prior to 7/1/2016 is for the Bloomberg Barclays U.S. Short Treasury Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 999.60	$ 0.76		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments(a)

U. S. Government Obligations	100.0%

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 2.13%, 05/15/22	8.1%
U.S. Treasury Note/Bond, 1.75%, 07/15/22	6.7
U.S. Treasury Bill, 0.00%, 09/02/21	6.6
U.S. Treasury Bill, 0.00%, 10/26/21	6.6
U.S. Treasury Bill, 0.00%, 10/28/21	6.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2021	iShares® 0-3 Month Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 102.2%
U.S. Cash Management Bill - Reopening, 0.00%, 09/23/21(a)(b)	$20,000	$19,999,584
U.S. Treasury Bill
0.00%, 09/02/21(a)(b)	20,000	19,999,983
0.00%, 09/28/21(a)(b)	100	99,997
0.00%, 10/26/21(a)(b)	240,350	240,329,803
0.00%, 12/30/21(a)(b)	2	2,000
U.S. Treasury Note/Bond
1.75%, 11/30/21	43,000	43,180,029
2.00%, 10/31/21	133,000	133,423,403
2.88%, 10/15/21	283,000	283,961,909

		740,996,708

Total U.S. Government Obligations — 102.2% (Cost: $740,985,507)		740,996,708

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	430	$430,000

Total Short-Term Investments — 0.0% (Cost: $430,000)		430,000

Total Investments in Securities — 102.2% (Cost: $741,415,507)		741,426,708

Other Assets, Less Liabilities — (2.2)%		(16,256,525)

Net Assets — 100.0%		$725,170,183

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—		$—	$—	$—	—	$518	(c)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	1,570,000	—		(1,140,000	)(b)	—	—	430,000	430	1,437		—

						$—	$—	$430,000		$1,955		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$740,996,708	$—	$740,996,708
Money Market Funds	430,000	—	—	430,000

	$430,000	$740,996,708	$—	$741,426,708

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) August 31, 2021	iShares® 1-3 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 97.4%
U.S. Treasury Bill, 0.00%, 09/02/21(a)(b)	$500	$500,000
U.S. Treasury Note/Bond
0.13%, 05/31/22	5	5,002
0.13%, 07/31/22	156	156,061
0.13%, 08/31/22	90,791	90,844,198
0.13%, 09/30/22	269,715	269,820,356
0.13%, 10/31/22	6,468	6,469,011
0.13%, 11/30/22	3	3,001
0.13%, 12/31/22	293,188	293,153,641
0.13%, 01/31/23	305,891	305,843,205
0.13%, 02/28/23	164,764	164,699,640
0.13%, 03/31/23	272,530	272,391,607
0.13%, 04/30/23	482,937	482,616,301
0.13%, 05/15/23	5,017	5,013,480
0.13%, 05/31/23	6,960	6,954,019
0.13%, 06/30/23(c)	167	166,876
0.13%, 07/15/23	418,857	418,382,515
0.13%, 07/31/23(c)	19,903	19,879,676
0.13%, 08/15/23	470,077	469,397,593
0.13%, 08/31/23	948,091	946,572,575
0.13%, 09/15/23	39,295	39,215,182
0.13%, 10/15/23	271,664	271,016,676
0.13%, 12/15/23	456,546	455,047,958
0.13%, 01/15/24	373,512	372,082,151
0.13%, 02/15/24(c)	21	20,914
0.25%, 04/15/23	760,781	761,910,288
0.25%, 06/15/23	100,828	100,934,342
0.25%, 11/15/23	326,434	326,446,751
0.25%, 03/15/24	241,840	241,452,679
0.25%, 05/15/24	940,835	938,299,158
0.25%, 06/15/24	1,498,894	1,494,209,956
0.38%, 04/15/24	1,409,169	1,410,600,180
0.38%, 07/15/24	379,447	379,387,711
0.38%, 08/15/24	709,395	708,840,785
1.25%, 07/31/23	699	713,144
1.25%, 08/31/24	57,692	59,150,075
1.38%, 10/15/22	354,037	359,098,625
1.38%, 02/15/23	48,542	49,418,032
1.38%, 06/30/23	117,936	120,511,243
1.50%, 08/15/22	29,862	30,266,770
1.50%, 09/15/22	985	999,390
1.50%, 01/15/23	3	3,056
1.50%, 02/28/23	119,284	121,706,956
1.50%, 03/31/23	752	768,039
1.63%, 08/15/22	536	543,831
1.63%, 08/31/22	241,579	245,306,489
1.63%, 11/15/22	825,845	840,878,261
1.63%, 04/30/23	109,025	111,682,484
1.63%, 05/31/23	53,968	55,340,390
1.75%, 05/31/22	5	5,063
1.75%, 06/30/22	144	146,008
1.75%, 07/15/22	57	57,831
1.75%, 09/30/22	89,643	91,229,261
1.75%, 01/31/23	46,963	48,027,005
1.75%, 05/15/23	280,466	287,948,746
1.75%, 06/30/24	2	2,078
1.88%, 05/31/22	5	5,067
1.88%, 07/31/22	2,288	2,325,627

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.88%, 08/31/22	$118,687	$120,801,112
1.88%, 09/30/22	411,052	418,903,734
1.88%, 10/31/22	398,644	406,866,033
2.00%, 07/31/22	2,400	2,442,187
2.00%, 10/31/22	125,085	127,831,006
2.00%, 11/30/22	185,290	189,647,209
2.00%, 02/15/23	87,318	89,691,958
2.00%, 04/30/24	29,990	31,321,978
2.00%, 05/31/24	30,061	31,414,919
2.00%, 06/30/24	1,069	1,118,065
2.13%, 06/30/22	5	5,085
2.13%, 11/30/23	22,408	23,344,584
2.13%, 02/29/24	1,967	2,056,200
2.13%, 03/31/24	45,334	47,439,552
2.13%, 07/31/24	30,706	32,260,491
2.25%, 12/31/23	22,632	23,670,773
2.25%, 01/31/24	5	5,237
2.25%, 04/30/24	16,348	17,175,618
2.38%, 01/31/23	209,273	215,910,878
2.38%, 02/29/24	481,610	506,461,827
2.38%, 08/15/24	260,572	275,809,354
2.50%, 03/31/23	102,048	105,826,965
2.50%, 01/31/24	1,225	1,290,030
2.50%, 05/15/24	22	23,279
2.63%, 02/28/23	322,645	334,668,566
2.63%, 06/30/23	58,494	61,098,811
2.63%, 12/31/23	234,782	247,584,956
2.75%, 04/30/23	305,765	318,902,818
2.75%, 05/31/23	280,461	293,070,790
2.75%, 07/31/23	204,007	213,944,373
2.75%, 08/31/23	34,770	36,526,157
2.75%, 11/15/23	2,781	2,933,303
2.75%, 02/15/24	276,562	293,166,523
2.88%, 09/30/23	17,809	18,785,017
2.88%, 10/31/23	434,188	458,831,560
2.88%, 11/30/23	58,882	62,341,318
7.13%, 02/15/23	1,874	2,064,328
7.25%, 08/15/22	386	412,661

		18,694,116,214

Total U.S. Government Obligations — 97.4% (Cost: $18,677,215,218)		18,694,116,214

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)(f)	772,466	772,466,290

Total Short-Term Investments — 4.0% (Cost: $772,466,290)		772,466,290

Total Investments in Securities — 101.4% (Cost: $19,449,681,508)		19,466,582,504

Other Assets, Less Liabilities — (1.4)%		(277,685,738)

Net Assets — 100.0%		$ 19,188,896,766

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Zero-coupon bond.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-3 Year Treasury Bond ETF

(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$298,018,000	$474,448,290	(a)	$—	$—	$—	$772,466,290	772,466	$371,087	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$18,694,116,214	$—	$18,694,116,214
Money Market Funds	772,466,290	—	—	772,466,290

	$772,466,290	$18,694,116,214	$—	$19,466,582,504

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) August 31, 2021	iShares® 3-7 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury Note/Bond
0.25%, 05/31/25	$4,509	$4,454,047
0.25%, 08/31/25	888,641	875,484,945
0.25%, 10/31/25	213,895	210,327,298
0.38%, 07/15/24	11	10,998
0.38%, 08/15/24	5	4,996
0.38%, 11/30/25	209,560	206,989,617
0.38%, 12/31/25	4,935	4,870,035
0.38%, 01/31/26	27,205	26,819,242
0.38%, 09/30/27	133,561	129,001,145
0.50%, 02/28/26	280,057	277,518,983
0.50%, 10/31/27	114,166	110,955,081
0.63%, 07/31/26	133,597	132,678,521
0.63%, 11/30/27	40,568	39,691,668
0.63%, 12/31/27	19,393	18,955,143
0.75%, 03/31/26	174,200	174,417,750
0.75%, 04/30/26	146,616	146,730,544
0.75%, 05/31/26	197,801	197,855,087
0.75%, 08/31/26	153,539	153,359,071
0.75%, 01/31/28	97,770	96,207,972
1.00%, 07/31/28	322,654	321,040,332
1.13%, 02/29/28(a)	5,339	5,377,166
1.13%, 08/31/28	185,391	185,883,445
1.25%, 08/31/24	164,982	169,151,663
1.25%, 03/31/28	129,567	131,399,158
1.25%, 04/30/28	106,028	107,465,177
1.25%, 05/31/28	109,612	111,050,657
1.25%, 06/30/28	71,143	72,021,171
1.50%, 10/31/24(a)	31	32,043
1.50%, 11/30/24	58,534	60,507,546
1.50%, 08/15/26	36,352	37,631,420
1.63%, 02/15/26	331,416	344,827,991
1.63%, 05/15/26	357,188	371,740,309
1.63%, 09/30/26	50,061	52,133,942
1.88%, 07/31/26	24,144	25,436,081
2.00%, 02/15/25	603,474	634,331,216
2.13%, 09/30/24	32,474	34,168,737
2.13%, 05/15/25	395,811	418,430,981
2.13%, 05/31/26	132,145	140,651,302
2.25%, 10/31/24	34,120	36,064,573
2.25%, 11/15/24	312,303	330,284,714
2.25%, 12/31/24	93,976	99,493,419
2.25%, 11/15/25	767,319	818,243,806

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.25%, 02/15/27	$729,764	$784,296,753
2.25%, 08/15/27	251,872	271,244,498
2.25%, 11/15/27	154,272	166,276,290
2.38%, 08/15/24	135,396	143,313,175
2.38%, 05/15/27	762,195	825,344,045
2.63%, 03/31/25	17,762	19,080,273
2.75%, 02/28/25	9,684	10,436,401
2.75%, 06/30/25	59,342	64,207,581
2.75%, 02/15/28	254,986	282,934,857
2.88%, 05/31/25	99,478	107,953,493
2.88%, 07/31/25	25,750	28,015,195
2.88%, 11/30/25	32,527	35,544,642
2.88%, 05/15/28	192,307	215,293,696
2.88%, 08/15/28	523,841	587,438,571
3.00%, 09/30/25	38,100	41,737,359
3.00%, 10/31/25	67,849	74,429,933
3.13%, 11/15/28	28,632	32,676,270
U.S. Treasury STRIPS
0.00%, 05/15/26(b)	24,536	23,618,753
0.00%, 02/15/27(b)	645	612,870
0.00%, 11/15/27(b)	26,008	24,365,468

		11,052,519,115

Total U.S. Government Obligations — 99.6% (Cost: $11,018,145,698)		11,052,519,115

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)(e)	12,593	12,593,487

Total Short-Term Investments — 0.1% (Cost: $12,593,487)		12,593,487

Total Investments in Securities — 99.7% (Cost: $11,030,739,185)		11,065,112,602

Other Assets, Less Liabilities — 0.3%		30,056,701

Net Assets — 100.0%		$11,095,169,303

(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$367,876,065	$—	$(355,282,578	)(a)	$—	$—	$12,593,487	12,593	$123,995	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 3-7 Year Treasury Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$11,052,519,115	$—	$11,052,519,115
Money Market Funds	12,593,487	—	—	12,593,487

	$12,593,487	$11,052,519,115	$—	$11,065,112,602

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) August 31, 2021	iShares® 7-10 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury Note/Bond
0.63%, 05/15/30	$424,386	$403,051,036
0.63%, 08/15/30	3,897,674	3,691,370,945
0.88%, 11/15/30(a)	1,242,954	1,201,101,789
1.00%, 07/31/28	11,802	11,742,990
1.13%, 02/15/31(a)	5	4,933
1.25%, 05/31/28	195	197,559
1.25%, 08/15/31	778,840	774,824,106
1.50%, 02/15/30	1,306,493	1,337,368,794
1.63%, 08/15/29	82	85,216
1.63%, 05/15/31	2,453,408	2,529,693,552
1.75%, 11/15/29	157	164,065
2.38%, 05/15/29	1,163,321	1,269,019,952
2.63%, 02/15/29	1,628,705	1,804,553,578
2.88%, 08/15/28	32,007	35,892,961
3.13%, 11/15/28	1,281,350	1,462,340,459

		14,521,411,935

Total U.S. Government Obligations — 99.6% (Cost: $14,758,385,550)		14,521,411,935

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 8.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)(d)	1,292,021	$1,292,020,843

Total Short-Term Investments — 8.9% (Cost: $1,292,020,843)		1,292,020,843

Total Investments in Securities — 108.5% (Cost: $16,050,406,393)		15,813,432,778

Other Assets, Less Liabilities — (8.5)%		(1,238,935,907)

Net Assets — 100.0%		$14,574,496,871

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$2,463,152,342	$—	$(1,171,131,499	)(a)	$—	$—	$1,292,020,843	1,292,021	$1,006,132	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$14,521,411,935	$—	$14,521,411,935
Money Market Funds	1,292,020,843	—	—	1,292,020,843

	$1,292,020,843	$14,521,411,935	$—	$15,813,432,778

See notes to financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2021	iShares® 10-20 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.3%
U.S. Treasury Note/Bond
1.13%, 08/15/40	$4,568	$4,054,816
1.88%, 02/15/41	279,856	281,998,647
2.25%, 05/15/41	680,591	728,232,370
3.88%, 08/15/40	39,058	52,592,513
4.25%, 05/15/39	19,384	27,127,954
4.38%, 02/15/38	16,538	23,241,423
4.38%, 11/15/39	200,609	285,406,337
4.63%, 02/15/40	15,658	22,975,057
4.75%, 02/15/37(a)	21,365	30,899,966
5.00%, 05/15/37	29,520	43,831,434
U.S. Treasury STRIPS, 0.00%, 08/15/36(b)	40,115	30,841,332

		1,531,201,849

Total U.S. Government Obligations — 99.3% (Cost: $1,523,469,121)		1,531,201,849

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)(e)	25,074	$25,074,040

Total Short-Term Investments — 1.6% (Cost: $25,074,040)		25,074,040

Total Investments in Securities — 100.9% (Cost: $1,548,543,161)		1,556,275,889

Other Assets, Less Liabilities — (0.9)%		(14,644,255)

Net Assets — 100.0%		$1,541,631,634

(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$130,032,268	$—	$(104,958,228	)(a)	$—	$—	$25,074,040	25,074	$31,826	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$1,531,201,849	$—	$1,531,201,849
Money Market Funds	25,074,040	—	—	25,074,040

	$25,074,040	$1,531,201,849	$—	$1,556,275,889

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) August 31, 2021	iShares® 20+ Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Note/Bond
1.38%, 08/15/50	$97,772	$85,519,946
1.63%, 11/15/50	876,322	815,356,565
1.88%, 02/15/51	1,806,536	1,783,389,757
2.00%, 02/15/50	778,415	790,942,210
2.00%, 08/15/51	270,431	275,248,052
2.25%, 05/15/41	29,932	32,027,240
2.25%, 08/15/49	542,812	581,168,979
2.38%, 11/15/49	641,995	706,018,953
2.38%, 05/15/51	140,713	155,399,919
2.50%, 02/15/46	676,181	755,130,971
2.50%, 05/15/46	683,680	763,985,248
2.75%, 08/15/42	346,697	401,139,379
2.75%, 11/15/42	153,801	177,958,686
2.75%, 08/15/47	221,476	259,715,685
2.75%, 11/15/47	283,545	332,733,646
2.88%, 05/15/43	841,264	993,053,593
2.88%, 08/15/45	307,957	366,240,030
2.88%, 11/15/46	229,806	274,834,091
2.88%, 05/15/49	204,112	246,488,677
3.00%, 11/15/44	4,596	5,559,610
3.00%, 02/15/47	51,692	63,227,919
3.00%, 02/15/48	744,917	914,705,333
3.00%, 08/15/48	848,470	1,043,816,964
3.00%, 02/15/49	1,201,412	1,482,711,474

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.13%, 02/15/43	$336,480	$412,319,681
3.13%, 08/15/44	610,175	752,064,398
3.13%, 05/15/48	743,418	934,122,017
3.38%, 11/15/48	597,424	785,448,806
3.63%, 08/15/43	302,685	399,496,378
3.75%, 11/15/43	289,252	389,258,082

		16,979,082,289

Total U.S. Government Obligations — 99.5% (Cost: $18,000,871,412)		16,979,082,289

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	69,540	69,540,000

Total Short-Term Investments — 0.4% (Cost: $69,540,000)		69,540,000

Total Investments in Securities — 99.9% (Cost: $18,070,411,412)		17,048,622,289

Other Assets, Less Liabilities — 0.1%		11,356,306

Net Assets — 100.0%		$17,059,978,595

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$376,413,618	$—	$(306,873,618	)(a)	$—	$—	$69,540,000	69,540	$475,061	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$16,979,082,289	$—	$16,979,082,289
Money Market Funds	69,540,000	—	—	69,540,000

	$69,540,000	$16,979,082,289	$—	$17,048,622,289

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2021	iShares® 25+ Year Treasury STRIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.8%
U.S. Treasury Note/Bond, 2.00%, 08/15/51	$3	$3,054
U.S. Treasury STRIPS
0.00%, 05/15/46(a)	32,411	19,943,109
0.00%, 11/15/46(a)	6,882	4,195,305
0.00%, 02/15/47(a)	48,516	29,432,752
0.00%, 08/15/47(a)	65,323	39,170,313
0.00%, 11/15/47(a)	95,506	56,966,869
0.00%, 11/15/48(a)	79,457	46,633,382
0.00%, 02/15/49(a)	88,582	51,585,451
0.00%, 05/15/49(a)	7,646	4,426,633
0.00%, 08/15/49(a)	95,506	54,992,002
0.00%, 11/15/49(a)	30,951	17,763,700
0.00%, 02/15/50(a)	27,886	15,896,508
0.00%, 08/15/50(a)	29,300	16,557,500

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.00%, 11/15/50(a)	$101,592	$57,041,860
0.00%, 02/15/51(a)	6,165	3,444,399
0.00%, 08/15/51(a)	2	1,111

		418,053,948

Total U.S. Government Obligations — 99.8% (Cost: $381,263,735)		418,053,948

Total Investments in Securities — 99.8% (Cost: $381,263,735)		418,053,948

Other Assets, Less Liabilities — 0.2%		750,886

Net Assets — 100.0%		$418,804,834

(a)	Zero-coupon bond.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$120,000	$—	$(120,000	)(b)	$—	$—	$—	—	$7	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$418,053,948	$—	$418,053,948

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) August 31, 2021	iShares® Short Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 106.8%
U.S. Cash Management Bill, 0.00%, 11/09/21(a)(b)(c)	$814,452	$814,350,336
U.S. Cash Management Bill - Reopening
0.00%, 09/16/21(a)(c)	642,573	642,564,968
0.00%, 09/23/21(a)(c)	458,768	458,757,136
U.S. Treasury Bill
0.00%, 09/02/21(a)(c)	1,009,933	1,009,932,162
0.00%, 09/07/21(a)(c)	495,744	495,741,729
0.00%, 09/21/21(a)(c)	146,359	146,355,951
0.00%, 09/28/21(a)(c)	717,501	717,482,166
0.00%, 09/30/21(a)(c)	394,970	394,958,068
0.00%, 10/19/21(a)(c)	303,079	303,059,806
0.00%, 10/26/21(a)(c)	1,007,984	1,007,899,299
0.00%, 10/28/21(a)(b)(c)	990,184	990,097,775
0.00%, 11/18/21(a)(c)	489,011	488,960,671
U.S. Treasury Note/Bond
1.75%, 11/30/21	1,193	1,197,995
1.75%, 02/28/22	125,477	126,525,910
1.75%, 05/15/22	84,349	85,350,644
1.75%, 05/31/22	627,881	635,754,038
1.75%, 06/30/22	88,404	89,636,821
1.75%, 07/15/22	1,012,468	1,027,219,973
1.88%, 01/31/22	197,748	199,215,662
1.88%, 03/31/22	145,472	146,994,910
1.88%, 04/30/22	866,813	877,207,986
1.88%, 05/31/22	172,248	174,562,582
1.88%, 07/31/22	575,810	585,279,374
2.00%, 10/31/21	8	7,825
2.00%, 12/31/21	116,507	117,254,978
2.00%, 07/31/22	54,816	55,779,563

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.13%, 05/15/22	$1,222,841	$1,240,464,694
2.13%, 06/30/22	531,744	540,800,265
2.25%, 04/15/22	654,342	663,185,844
2.50%, 01/15/22	819,017	826,407,351
2.50%, 02/15/22	253,614	256,417,624
2.88%, 10/15/21	152,529	153,047,442

		15,272,471,548

Total U.S. Government Obligations — 106.8% (Cost: $15,272,256,077)		15,272,471,548

Short-Term Investments

Money Market Funds — 5.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)(f)	724,270	724,270,000

Total Short-Term Investments — 5.1% (Cost: $724,270,000)		724,270,000

Total Investments in Securities — 111.9% (Cost: $15,996,526,077)		15,996,741,548

Other Assets, Less Liabilities — (11.9)%		(1,699,704,696)

Net Assets — 100.0%		$14,297,036,852

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$25,760,000	$698,510,000	(a)	$—	$—	$—	$724,270,000	724,270	$49,750	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Short Treasury Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$15,272,471,548	$—	$15,272,471,548
Money Market Funds	724,270,000	—	—	724,270,000

	$724,270,000	$15,272,471,548	$—	$15,996,741,548

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Statements of Assets and Liabilities (unaudited)

August 31, 2021

	iShares 0-3 Month Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$740,996,708	$18,694,116,214	$11,052,519,115	$14,521,411,935
Affiliated(c)	430,000	772,466,290	12,593,487	1,292,020,843
Cash	617	441	—	3,201
Receivables:
Investments sold	129,573,012	1,473,387,119	284,264,643	643,440,215
Securities lending income — Affiliated	—	23,707	251	88,175
Capital shares sold	—	459,296	1,746,636	367,231
Dividends	58	1,145	309	533
Interest	4,177,510	37,769,667	31,906,016	40,371,811

Total assets	875,177,905	20,978,223,879	11,383,030,457	16,497,703,944

LIABILITIES
Bank overdraft	—	—	4,980,538	—
Collateral on securities loaned, at value	—	599,518,290	5,873,487	1,181,491,843
Payables:
Investments purchased	149,990,292	1,187,363,421	275,605,395	739,114,656
Capital shares redeemed	—	—	—	738,299
Investment advisory fees	17,430	2,445,402	1,401,734	1,862,275

Total liabilities	150,007,722	1,789,327,113	287,861,154	1,923,207,073

NET ASSETS	$725,170,183	$19,188,896,766	$11,095,169,303	$14,574,496,871

NET ASSETS CONSIST OF:
Paid-in capital	$725,086,652	$19,118,086,548	$11,021,836,566	$14,967,865,113
Accumulated earnings (loss)	83,531	70,810,218	73,332,737	(393,368,242)

NET ASSETS	$725,170,183	$19,188,896,766	$11,095,169,303	$14,574,496,871

Shares outstanding	7,250,000	222,500,000	84,500,000	124,400,000

Net asset value	$100.02	$86.24	$131.30	$117.16

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$587,074,303	$5,716,339	$1,150,336,331
(b) Investments, at cost — Unaffiliated	$740,985,507	$18,677,215,218	$11,018,145,698	$14,758,385,550
(c) Investments, at cost — Affiliated	$430,000	$772,466,290	$12,593,487	$1,292,020,843

See notes to financial statements.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

August 31, 2021

	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF	iShares 25+ Year Treasury STRIPS Bond ETF	iShares Short Treasury Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,531,201,849	$16,979,082,289	$418,053,948	$15,272,471,548
Affiliated(c)	25,074,040	69,540,000	—	724,270,000
Cash	6,953	6,670	4,735	8,801
Receivables:
Investments sold	67,529,741	253,789,500	760,360	650,987,921
Securities lending income — Affiliated	730	22,891	—	2,621
Capital shares sold	—	1,529,738	—	—
Dividends	—	186	—	1,823
Interest	8,244,987	56,408,954	—	34,919,349

Total assets	1,632,058,300	17,360,380,228	418,819,043	16,682,662,063

LIABILITIES
Collateral on securities loaned, at value	22,484,040	—	—	666,060,000
Payables:
Investments purchased	67,759,720	297,868,737	—	1,717,146,933
Capital shares redeemed	—	358,678	—	567,621
Investment advisory fees	182,906	2,174,218	14,209	1,850,657

Total liabilities	90,426,666	300,401,633	14,209	2,385,625,211

NET ASSETS	$1,541,631,634	$17,059,978,595	$418,804,834	$14,297,036,852

NET ASSETS CONSIST OF:
Paid-in capital	$1,627,211,425	$18,588,040,960	$381,671,035	$14,301,429,083
Accumulated earnings (loss)	(85,579,791)	(1,528,062,365)	37,133,799	(4,392,231)

NET ASSETS	$1,541,631,634	$17,059,978,595	$418,804,834	$14,297,036,852

Shares outstanding	10,200,000	114,600,000	19,100,000	129,420,000

Net asset value	$151.14	$148.87	$21.93	$110.47

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$21,934,854	$—	$—	$652,936,836
(b) Investments, at cost — Unaffiliated	$1,523,469,121	$18,000,871,412	$381,263,735	$15,272,256,077
(c) Investments, at cost — Affiliated	$25,074,040	$69,540,000	$—	$724,270,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Operations (unaudited)

Six Months Ended August 31, 2021

	iShares	iShares	iShares	iShares
	0-3 Month	1-3 Year	3-7 Year	7-10 Year
	Treasury	Treasury	Treasury	Treasury
	Bond ETF	Bond ETF	Bond ETF	Bond ETF

INVESTMENT INCOME

Dividends — Affiliated	$1,437	$7,758	$2,045	$1,655

Interest — Unaffiliated	191,975	35,201,099	47,931,092	66,608,813

Securities lending income — Affiliated — net	518	363,329	121,950	1,004,477

Total investment income	193,930	35,572,186	48,055,087	67,614,945

EXPENSES
Investment advisory fees	448,694	14,856,052	8,378,027	10,450,291

Total expenses	448,694	14,856,052	8,378,027	10,450,291

Less:

Investment advisory fees waived	(347,908)	—	—	—

Total expenses after fees waived	100,786	14,856,052	8,378,027	10,450,291

Net investment income	93,144	20,716,134	39,677,060	57,164,654

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:

Investments — Unaffiliated	8,539	24,588,592	11,632,524	(177,758,274)

In-kind redemptions — Unaffiliated	716	19,161,268	51,517,084	33,010,556

Net realized gain (loss)	9,255	43,749,860	63,149,608	(144,747,718)

Net change in unrealized appreciation (depreciation) on:

Investments — Unaffiliated	33,938	(56,726,196)	(39,245,640)	272,636,155

Net change in unrealized appreciation (depreciation)	33,938	(56,726,196)	(39,245,640)	272,636,155

Net realized and unrealized gain (loss)	43,193	(12,976,336)	23,903,968	127,888,437

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$136,337	$7,739,798	$63,581,028	$185,053,091

See notes to financial statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended August 31, 2021

	iShares	iShares	iShares 25+ Year	iShares
	10-20 Year	20+ Year	Treasury	Short
	Treasury	Treasury	STRIPS	Treasury
	Bond ETF	Bond ETF	Bond ETF	Bond ETF

INVESTMENT INCOME

Dividends — Affiliated	$592	$1,432	$5	$26,664

Interest — Unaffiliated	9,365,719	127,832,178	2,360,266	5,431,374

Securities lending income — Affiliated — net	31,234	473,629	2	23,086

Total investment income	9,397,545	128,307,239	2,360,273	5,481,124

EXPENSES
Investment advisory fees	827,289	11,171,970	164,171	11,369,951
Miscellaneous	—	—	—	173

Total expenses	827,289	11,171,970	164,171	11,370,124

Less:

Investment advisory fees waived	—	—	(118,571)	—

Total expenses after fees waived	827,289	11,171,970	45,600	11,370,124

Net investment income (loss)	8,570,256	117,135,269	2,314,673	(5,889,000)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) from:

Investments — Unaffiliated	(43,928,281)	(245,226,317)	715,536	844,403

In-kind redemptions — Unaffiliated	(9,039,860)	3,368,783	(960,039)	437,716

Net realized gain (loss)	(52,968,141)	(241,857,534)	(244,503)	1,282,119

Net change in unrealized appreciation (depreciation) on:

Investments — Unaffiliated	77,247,625	807,951,417	40,024,191	(1,891,784)

Net change in unrealized appreciation (depreciation)	77,247,625	807,951,417	40,024,191	(1,891,784)

Net realized and unrealized gain (loss)	24,279,484	566,093,883	39,779,688	(609,665)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,849,740	$683,229,152	$42,094,361	$(6,498,665)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Changes in Net Assets

	iShares 0-3 Month Treasury Bond ETF		iShares 1-3 Year Treasury Bond ETF

	Six Months Ended	Period From	Six Months Ended
	08/31/21	05/26/20 (a)	08/31/21	Year Ended
	(unaudited)	to 02/28/21	(unaudited)	02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$93,144	$419,358	$20,716,134	$152,397,383
Net realized gain	9,255	52,976	43,749,860	372,602,238
Net change in unrealized appreciation (depreciation)	33,938	(22,737)	(56,726,196)	(212,492,357)

Net increase in net assets resulting from operations	136,337	449,597	7,739,798	312,507,264

DISTRIBUTIONS TO SHAREHOLDERS(b)

Decrease in net assets resulting from distributions to shareholders	(72,249)	(422,929)	(20,816,858)	(174,248,074)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(10,002,355)	735,081,782	(370,422,638)	1,968,396,048

NET ASSETS
Total increase (decrease) in net assets	(9,938,267)	735,108,450	(383,499,698)	2,106,655,238
Beginning of period	735,108,450	—	19,572,396,464	17,465,741,226

End of period	$725,170,183	$735,108,450	$19,188,896,766	$19,572,396,464

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares 3-7 Year Treasury Bond ETF		iShares 7-10 Year Treasury Bond ETF

	Six Months Ended		Six Months Ended
	08/31/21	Year Ended	08/31/21	Year Ended
	(unaudited)	02/28/21	(unaudited)	02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$39,677,060	$111,192,902	$57,164,654	$182,493,053
Net realized gain (loss)	63,149,608	354,526,040	(144,747,718)	1,560,794,232
Net change in unrealized appreciation (depreciation)	(39,245,640)	(304,062,136)	272,636,155	(1,541,632,038)

Net increase in net assets resulting from operations	63,581,028	161,656,806	185,053,091	201,655,247

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(39,349,704)	(117,043,885)	(53,343,524)	(200,537,506)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(156,188,099)	1,258,527,732	233,224,279	(7,271,862,805)

NET ASSETS
Total increase (decrease) in net assets	(131,956,775)	1,303,140,653	364,933,846	(7,270,745,064)
Beginning of period	11,227,126,078	9,923,985,425	14,209,563,025	21,480,308,089

End of period	$11,095,169,303	$11,227,126,078	$14,574,496,871	$14,209,563,025

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets (continued)

	iShares 10-20 Year Treasury Bond ETF		iShares 20+ Year Treasury Bond ETF

	Six Months Ended		Six Months Ended
	08/31/21	Year Ended	08/31/21	Year Ended
	(unaudited)	02/28/21	(unaudited)	02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,570,256	$16,304,929	$117,135,269	$257,779,339
Net realized gain (loss)	(52,968,141)	69,195,411	(241,857,534)	2,341,998,393
Net change in unrealized appreciation (depreciation)	77,247,625	(169,133,860)	807,951,417	(3,816,589,536)

Net increase (decrease) in net assets resulting from operations	32,849,740	(83,633,520)	683,229,152	(1,216,811,804)

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(7,716,718)	(35,076,132)	(114,016,412)	(270,834,183)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	329,562,821	210,611,285	1,706,805,321	(4,965,450,961)

NET ASSETS
Total increase (decrease) in net assets	354,695,843	91,901,633	2,276,018,061	(6,453,096,948)
Beginning of period	1,186,935,791	1,095,034,158	14,783,960,534	21,237,057,482

End of period	$1,541,631,634	$1,186,935,791	$17,059,978,595	$14,783,960,534

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares		iShares
	25+ Year Treasury STRIPS Bond ETF		Short Treasury Bond ETF

	Six Months Ended 08/31/21 (unaudited)	Period From 09/22/20 to 02/28/21 (a)	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$2,314,673	$121,084	$(5,889,000)	$74,702,443
Net realized gain (loss)	(244,503)	(253,529)	1,282,119	54,123,704
Net change in unrealized appreciation (depreciation)	40,024,191	(3,233,978)	(1,891,784)	(33,335,894)

Net increase (decrease) in net assets resulting from operations	42,094,361	(3,366,423)	(6,498,665)	95,490,253

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,511,994)	(82,145)	—	(129,704,518)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	349,369,010	32,302,025	(1,889,635,867)	(4,049,124,981)

NET ASSETS
Total increase (decrease) in net assets	389,951,377	28,853,457	(1,896,134,532)	(4,083,339,246)
Beginning of period	28,853,457	—	16,193,171,384	20,276,510,630

End of period	$418,804,834	$28,853,457	$14,297,036,852	$16,193,171,384

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-3 Month Treasury Bond ETF

	Six Months Ended		Period From
	08/31/21		05/26/20	(a)

	(unaudited)		to 02/28/21

Net asset value, beginning of period	$100.01		$100.01

Net investment income(b)	0.01		0.05
Net realized and unrealized gain(c)	0.01		0.00	(d)

Net increase from investment operations	0.02		0.05

Distributions(e)
From net investment income		(0.01)		(0.05)

Total distributions		(0.01)		(0.05)

Net asset value, end of period	$100.02		$100.01

Total Return(f)
Based on net asset value	0.02	%(g)	0.05	%(g)

Ratios to Average Net Assets
Total expenses	0.12	%(h)	0.12	%(h)

Total expenses after fees waived	0.03	%(h)	0.03	%(h)

Net investment income	0.02	%(h)	0.07	%(h)

Supplemental Data
Net assets, end of period (000)	$725,170		$735,108

Portfolio turnover rate(i)	0	%(g)	326	%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF

	Six Months Ended
	08/31/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		02/28/21	02/29/20	02/28/19	02/28/18	02/28/17

Net asset value, beginning of period	$86.30		$85.70	$83.73	$83.44	$84.54	$84.93

Net investment income(a)	0.09		0.62	1.73	1.64	0.89	0.62
Net realized and unrealized gain (loss)(b)		(0.06)	0.69	2.02	0.16	(1.13)	(0.40)

Net increase (decrease) from investment operations	0.03		1.31	3.75	1.80	(0.24)	0.22

Distributions(c)
From net investment income		(0.09)	(0.71)	(1.78)	(1.51)	(0.86)	(0.61)

Total distributions		(0.09)	(0.71)	(1.78)	(1.51)	(0.86)	(0.61)

Net asset value, end of period	$86.24		$86.30	$85.70	$83.73	$83.44	$84.54

Total Return(d)
Based on net asset value	0.05	%(e)	1.52%	4.53%	2.18%	(0.29)%	0.26%

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	0.21	%(f)	0.71%	2.05%	1.97%	1.06%	0.73%

Supplemental Data
Net assets, end of period (000)	$19,188,897		$19,572,396	$17,465,741	$18,972,903	$11,281,148	$11,049,616

Portfolio turnover rate(g)	61	%(e)	79%	56%	62%	85%	66%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF

	Six Months Ended
	08/31/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		02/28/21	02/29/20	02/28/19	02/28/18	02/28/17

Net asset value, beginning of period	$131.00		$130.24	$121.54	$120.03	$123.07	$125.75

Net investment income(a)	0.47		1.29	2.44	2.47	1.93	1.63
Net realized and unrealized gain (loss)(b)	0.29		0.85	8.76	1.47	(3.10)	(2.69)

Net increase (decrease) from investment operations	0.76		2.14	11.20	3.94	(1.17)	(1.06)

Distributions(c)
From net investment income		(0.46)	(1.38)	(2.50)	(2.43)	(1.87)	(1.62)

Total distributions		(0.46)	(1.38)	(2.50)	(2.43)	(1.87)	(1.62)

Net asset value, end of period	$131.30		$131.00	$130.24	$121.54	$120.03	$123.07

Total Return(d)
Based on net asset value	0.59	%(e)	1.63%	9.31%	3.33%	(0.98)%	(0.85)%

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	0.71	%(f)	0.97%	1.95%	2.06%	1.57%	1.31%

Supplemental Data
Net assets, end of period (000)	$11,095,169		$11,227,126	$9,923,985	$7,122,486	$7,069,651	$6,325,850

Portfolio turnover rate(g)	34	%(e)	49%	38%	41%	66%	45%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF

	Six Months Ended
	08/31/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		02/28/21	02/29/20	02/28/19	02/28/18	02/28/17

Net asset value, beginning of period	$115.71		$117.31	$104.16	$102.13	$105.68	$110.51

Net investment income(a)	0.48		1.15	2.19	2.45	1.97	1.88
Net realized and unrealized gain (loss)(b)	1.42		(1.53)	13.19	1.97	(3.59)	(4.81)

Net increase (decrease) from investment operations	1.90		(0.38)	15.38	4.42	(1.62)	(2.93)

Distributions(c)
From net investment income		(0.45)	(1.22)	(2.23)	(2.39)	(1.93)	(1.90)

Total distributions		(0.45)	(1.22)	(2.23)	(2.39)	(1.93)	(1.90)

Net asset value, end of period	$117.16		$115.71	$117.31	$104.16	$102.13	$105.68

Total Return(d)
Based on net asset value	1.65	%(e)	(0.37)%	14.94%	4.40%	(1.59)%	(2.68)%

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	0.82	%(f)	0.95%	1.98%	2.40%	1.86%	1.72%

Supplemental Data
Net assets, end of period (000)	$14,574,497		$14,209,563	$21,480,308	$13,217,782	$8,364,365	$7,080,844

Portfolio turnover rate(g)	50	%(e)	76%	57%	63%	46%	77%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF

	Six Months Ended
	08/31/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		02/28/21	02/29/20	02/28/19	02/28/18	02/28/17

Net asset value, beginning of period	$146.54		$158.70	$132.80	$130.13	$134.79	$141.36

Net investment income(a)	1.14		2.04	3.18	3.10	2.53	2.52
Net realized and unrealized gain (loss)(b)	4.50		(10.08)	26.01	2.53	(4.68)	(6.58)

Net increase (decrease) from investment operations	5.64		(8.04)	29.19	5.63	(2.15)	(4.06)

Distributions(c)
From net investment income		(1.04)	(2.80)	(3.29)	(2.96)	(2.51)	(2.51)
From net realized gain	—		(1.32)	—	—	—	—

Total distributions		(1.04)	(4.12)	(3.29)	(2.96)	(2.51)	(2.51)

Net asset value, end of period	$151.14		$146.54	$158.70	$132.80	$130.13	$134.79

Total Return(d)
Based on net asset value	3.88	%(e)	(5.38)%	22.28%	4.39%	(1.66)%	(2.91)%

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.55	%(f)	1.25%	2.21%	2.38%	1.87%	1.79%

Supplemental Data
Net assets, end of period (000)	$1,541,632		$1,186,936	$1,095,034	$929,614	$507,490	$539,163

Portfolio turnover rate(g)	78	%(e)	214%	63%	45%	27%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF

	Six Months Ended
	08/31/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		02/28/21	02/29/20	02/28/19	02/28/18	02/28/17

Net asset value, beginning of period	$143.12		$155.13	$119.95	$118.70	$121.65	$130.77

Net investment income(a)	1.13		2.24	3.09	3.23	3.11	3.06
Net realized and unrealized gain (loss)(b)	5.75		(11.95)	35.13	1.24	(2.98)	(9.06)

Net increase (decrease) from investment operations	6.88		(9.71)	38.22	4.47	0.13	(6.00)

Distributions(c)
From net investment income		(1.13)	(2.30)	(3.04)	(3.22)	(3.08)	(3.12)

Total distributions		(1.13)	(2.30)	(3.04)	(3.22)	(3.08)	(3.12)

Net asset value, end of period	$148.87		$143.12	$155.13	$119.95	$118.70	$121.65

Total Return(d)
Based on net asset value	4.87	%(e)	(6.43)%	32.29%	3.82%	0.04%	(4.70)%

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.57	%(f)	1.39%	2.27%	2.72%	2.51%	2.34%

Supplemental Data
Net assets, end of period (000)	$17,059,979		$14,783,961	$21,237,057	$10,951,502	$6,718,668	$5,255,316

Portfolio turnover rate(g)	26	%(e)	65%	25%	17%	25%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 25+ Year Treasury STRIPS Bond ETF

	Six Months Ended		Period From
	08/31/21		09/22/20	(a)
	(unaudited)		to 02/28/21

Net asset value, beginning of period	$20.61		$25.06

Net investment income(b)	0.23		0.17
Net realized and unrealized gain (loss)(c)	1.25			(4.50)

Net increase (decrease) from investment operations	1.48			(4.33)

Distributions(d)
From net investment income		(0.16)		(0.12)

Total distributions		(0.16)		(0.12)

Net asset value, end of period	$21.93		$20.61

Total Return(e)
Based on net asset value	7.27	%(f)	(17.33	)%(f)

Ratios to Average Net Assets
Total expenses	0.15	%(g)	0.15	%(g)

Total expenses after fees waived	0.04	%(g)	0.07	%(g)

Net investment income	2.11	%(g)	1.71	%(g)

Supplemental Data
Net assets, end of period (000)	$418,805		$28,853

Portfolio turnover rate(h)	10	%(f)	36	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF

	Six Months Ended

	08/31/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended

	(unaudited)		02/28/21	02/29/20	02/28/19	02/28/18	02/28/17

Net asset value, beginning of period	$110.52		$110.68	$110.52	$110.29	$110.36	$110.29

Net investment income (loss)(a)		(0.04)	0.40	2.28	2.16	1.01	0.42
Net realized and unrealized gain (loss)(b)		(0.01)	0.10	0.25	0.01	(0.22)	0.05

Net increase (decrease) from investment operations		(0.05)	0.50	2.53	2.17	0.79	0.47

Distributions(c)
From net investment income	—		(0.50)	(2.37)	(1.94)	(0.86)	(0.40)
From net realized gain	—		(0.16)	—	—	—	—

Total distributions	—		(0.66)	(2.37)	(1.94)	(0.86)	(0.40)

Net asset value, end of period	$110.47		$110.52	$110.68	$110.52	$110.29	$110.36

Total Return(d)
Based on net asset value	(0.04	)%(e)	0.45%	2.31%	1.98%	0.71%	0.44%

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income (loss)	(0.08	)%(f)	0.36%	2.06%	1.95%	0.91%	0.38%

Supplemental Data
Net assets, end of period (000)	$14,297,037		$16,193,171	$20,276,511	$19,131,299	$9,506,603	$4,447,672

Portfolio turnover rate(g)	40	%(e)	115%	42%	73%	47%	78%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

0-3 Month Treasury Bond	Diversified
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified
25+ Year Treasury STRIPS Bond	Diversified
Short Treasury Bond	Diversified

2.   SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.     INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However,

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

1-3 Year Treasury Bond
Barclays Capital, Inc.	$290,612,929	$290,612,929		$—	$—
BofA Securities, Inc.	20,705	20,705		—	—
J.P. Morgan Securities LLC	296,440,669	296,440,669		—	—

	$587,074,303	$587,074,303		$—	$—

3-7 Year Treasury Bond
J.P. Morgan Securities LLC	$5,716,339	$5,716,339		$—	$—

7-10 Year Treasury Bond
Citigroup Global Markets, Inc.	$176,050,540	$176,050,540		$—	$—
Deutsche Bank Securities, Inc.	457,616,979	457,616,979		—	—
J.P. Morgan Securities LLC	516,668,812	516,668,812		—	—

	$1,150,336,331	$1,150,336,331		$—	$—

10-20 Year Treasury Bond
Barclays Capital, Inc.	$21,934,854	$21,934,854		$—	$—

Short Treasury Bond

Morgan Stanley	$652,936,836	$652,936,836		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.     INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

0-3 Month Treasury Bond	0.12%
1-3 Year Treasury Bond	0.15
3-7 Year Treasury Bond	0.15
7-10 Year Treasury Bond	0.15
10-20 Year Treasury Bond	0.15
20+ Year Treasury Bond	0.15
25+ Year Treasury STRIPS Bond	0.15
Short Treasury Bond	0.15

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares 0-3 Month Treasury Bond ETF, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

0.03% through June 30, 2022. For the iShares 25+ Year Treasury STRIPS ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through September 30, 2021 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.07% of average daily net assets.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

0-3 Month Treasury Bond	$347,908
25+ Year Treasury STRIPS Bond	87,558

BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Effective May 20, 2021, BFA has elected to implement a voluntary fee waiver in order to limit the iShares 25+ Year Treasury STRIPS Bond ETF’s total annual operating expenses after fee waivers to 0.04% and currently intends to keep such voluntary fee waiver for the Fund in place through June 30, 2022. Any voluntary waiver or reimbursement implemented by BFA may be eliminated by BFA at any time.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

25+ Year Treasury STRIPS Bond	$31,013

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

0-3 Month Treasury Bond	$222
1-3 Year Treasury Bond	153,490
3-7 Year Treasury Bond	51,910
7-10 Year Treasury Bond	430,490
10-20 Year Treasury Bond	13,385
20+ Year Treasury Bond	202,984
25+ Year Treasury STRIPS Bond	1
Short Treasury Bond	9,830

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

0-3 Month Treasury Bond	$2,197,351,969	$35,419,761	$3,751
1-3 Year Treasury Bond	2,474,720,757	5,853,968,166	26,858,740
3-7 Year Treasury Bond	1,367,312,584	1,781,160,536	16,850,432
7-10 Year Treasury Bond	204,620,396	1,944,468,903	(42,052,934)
10-20 Year Treasury Bond	232,904,216	245,541,566	(17,839,388)
20+ Year Treasury Bond	68,091,905	131,231,333	(14,220,124)
Short Treasury Bond	7,304,628,701	2,275,321,858	227,522

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities

iShares ETF	Purchases	Sales

0-3 Month Treasury Bond	$—	$884,364
1-3 Year Treasury Bond	11,765,090,183	12,030,737,577
3-7 Year Treasury Bond	3,791,995,183	3,832,135,336
7-10 Year Treasury Bond	6,980,185,510	7,096,259,514
10-20 Year Treasury Bond	881,295,758	881,398,272
20+ Year Treasury Bond	3,874,852,488	3,830,278,025
25+ Year Treasury STRIPS Bond	24,468,550	26,221,888
Short Treasury Bond	2,069,237,881	3,716,729,662

For the six months ended August 31, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

0-3 Month Treasury Bond	$56,760,932	$66,514,423
1-3 Year Treasury Bond	2,744,884,957	3,116,987,107
3-7 Year Treasury Bond	1,550,857,289	1,708,264,328
7-10 Year Treasury Bond	7,272,645,130	7,039,861,440
10-20 Year Treasury Bond	722,205,414	388,152,413
20+ Year Treasury Bond	17,583,480,132	15,893,593,726
25+ Year Treasury STRIPS Bond	358,757,388	9,831,314
Short Treasury Bond	1,137,278,575	2,922,214,441

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of February 28, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

3-7 Year Treasury Bond	$28,169,140
7-10 Year Treasury Bond	528,543
20+ Year Treasury Bond	258,917,225
25+ Year Treasury STRIPS Bond	251,423

As of August 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

0-3 Month Treasury Bond	$741,415,507	$15,089	$(3,888)	$11,201
1-3 Year Treasury Bond	19,449,840,858	21,542,828	(4,801,182)	16,741,646
3-7 Year Treasury Bond	11,033,390,975	80,189,964	(48,468,337)	31,721,627
7-10 Year Treasury Bond	16,071,338,581	8,136,118	(266,041,921)	(257,905,803)
10-20 Year Treasury Bond	1,548,971,758	19,321,578	(12,017,447)	7,304,131
20+ Year Treasury Bond	18,096,602,619	55,882,310	(1,103,862,640)	(1,047,980,330)
25+ Year Treasury STRIPS Bond	381,265,841	36,790,213	(2,106)	36,788,107
Short Treasury Bond	15,996,526,898	517,875	(303,225)	214,650

8.	LINE OF CREDIT

The iShares 0-3 Month Treasury Bond ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on October 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Fund, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement. The Credit Agreement was terminated on August 12, 2021.

Effective August 13, 2021, the iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended August 31, 2021, the Funds did not borrow under the Credit Agreement or Syndicated Credit Agreement.

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.   CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/21		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

0-3 Month Treasury Bond
Shares sold	600,000	$65,012,967	9,150,000	$915,110,554
Shares redeemed	(750,000)	(75,015,322)	(1,800,000)	(180,028,772)

Net increase (decrease)	(150,000)	$(10,002,355)	7,350,000	$735,081,782

1-3 Year Treasury Bond
Shares sold	32,500,000	$2,803,200,535	149,100,000	$12,877,231,889
Shares redeemed	(36,800,000)	(3,173,623,173)	(126,100,000)	(10,908,835,841)

Net increase (decrease)	(4,300,000)	$(370,422,638)	23,000,000	$1,968,396,048

3-7 Year Treasury Bond
Shares sold	12,000,000	$1,567,135,890	38,000,000	$5,039,201,072
Shares redeemed	(13,200,000)	(1,723,323,989)	(28,500,000)	(3,780,673,340)

Net increase (decrease)	(1,200,000)	$(156,188,099)	9,500,000	$1,258,527,732

7-10 Year Treasury Bond
Shares sold	63,100,000	$7,324,630,392	126,000,000	$15,185,341,954
Shares redeemed	(61,500,000)	(7,091,406,113)	(186,300,000)	(22,457,204,759)

Net increase (decrease)	1,600,000	$233,224,279	(60,300,000)	$(7,271,862,805)

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 08/31/21		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

10-20 Year Treasury Bond
Shares sold	4,900,000	$730,212,487	6,800,000	$1,117,273,663
Shares redeemed	(2,800,000)	(400,649,666)	(5,600,000)	(906,662,378)

Net increase	2,100,000	$329,562,821	1,200,000	$210,611,285

20+ Year Treasury Bond
Shares sold	124,300,000	$17,744,878,131	138,100,000	$22,326,116,389
Shares redeemed	(113,000,000)	(16,038,072,810)	(171,700,000)	(27,291,567,350)

Net increase (decrease)	11,300,000	$1,706,805,321	(33,600,000)	$(4,965,450,961)

	Six Months Ended 08/31/21		Period Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

25+ Year Treasury STRIPS Bond
Shares sold	18,200,000	$359,229,978	1,400,000	$32,302,025
Shares redeemed	(500,000)	(9,860,968)	—	—

Net increase	17,700,000	$349,369,010	1,400,000	$32,302,025

	Six Months Ended 08/31/21		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

Short Treasury Bond
Shares sold	10,840,000	$1,197,805,525	87,950,000	$9,747,856,349
Shares redeemed	(27,940,000)	(3,087,441,392)	(124,630,000)	(13,796,981,330)

Net decrease	(17,100,000)	$(1,889,635,867)	(36,680,000)	$(4,049,124,981)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.   SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Board Review and Approval of Investment Advisory Contract

iShares 0-3 Month Treasury Bond ETF, iShares 25+ Year Treasury Strips Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares 1-3 Year Treasury Bond ETF, iShares Short Treasury Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	49

Board Review and Approval of Investment Advisory Contract  (continued)

providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	51

Board Review and Approval of Investment Advisory Contract  (continued)

Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	53

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

1-3 Year Treasury Bond	$0.091300	$—	$ —	$0.091300	100%	—%	—%	100%
7-10 Year Treasury Bond(a)	0.441775	—	0.003745	0.445520	99	—	1	100
20+ Year Treasury Bond(a)	1.116476	—	0.011882	1.128358	99	—	1	100
25+ Year Treasury STRIPS Bond	0.164990	—	—	0.164990	100	—	—	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	55

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices or Interactive Data Pricing and Reference Data LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-201-0821

AUGUST 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares California Muni Bond ETF | CMF | NYSE Arca
•	iShares National Muni Bond ETF | MUB | NYSE Arca
•	iShares New York Muni Bond ETF | NYF | NYSE Arca
•	iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2023 and reducing bond purchasing beginning in late 2022.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term credit, but inflation-protected U.S. Treasuries and Asian fixed income offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	19.52%	31.17%
U.S. small cap equities (Russell 2000® Index)	3.81	47.08
International equities (MSCI Europe, Australasia, Far East Index)	10.31	26.12
Emerging market equities (MSCI Emerging Markets Index)	(0.98)	21.12
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.08
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.36	(4.12)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.49	(0.08)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.50	3.44
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.82	10.14

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2021	iShares® California Muni Bond ETF

Investment Objective

The iShares California Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Effective September 15, 2021 the fund will change its index from the S&P California AMT-Free Municipal Bond IndexTM to the ICE AMT-Free California Municipal Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.06%	1.82%	2.63%	3.95%	1.82%	13.86%	47.36%
Fund Market	2.00	1.72	2.60	3.97	1.72	13.68	47.56
Index	2.23	2.22	2.92	4.18	2.22	15.48	50.66

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,020.60	$1.27		$1,000.00	$1,023.90	$1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	14.7%
AA+	12.5
AA	14.6
AA-	39.7
A+	4.5
A	2.0
A-	2.5
BBB+	0.2
Not Rated	9.3

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
California Educational Facilities Authority RB, Series V-1, 5.00%, 05/01/49	0.6%
San Diego Community College District GO, Series 2006, 5.00%, 08/01/43	0.6
University of California RB, Series Q, 5.00%, 05/15/46	0.5
State of California GO, 5.00%, 10/01/22	0.5
Bay Area Toll Authority RB, Series F-1, 5.00%, 04/01/54	0.5

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2021	iShares® National Muni Bond ETF

Investment Objective

The iShares National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Effective September 15, 2021 the fund will change its index from the S&P National AMT-Free Municipal Bond IndexTM to the ICE AMT-Free US National Municipal Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.38%	2.83%	2.89%	3.60%	2.83%	15.32%	42.45%
Fund Market	2.31	2.98	2.92	3.48	2.98	15.46	40.75
Index	2.50	3.24	3.13	3.85	3.24	16.68	45.87

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,023.80	$0.36		$1,000.00	$1,024.90	$0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	21.4%
AA+	19.7
AA	14.8
AA-	14.8
A+	8.1
A	3.6
A-	1.3
BBB+	2.9
BBB	4.8
BB+	0.0
Not Rated	8.6

TEN LARGEST STATES

State	Percent of Total Investments	(a)
New York	23.5%
California	20.2
Texas	8.7
Massachusetts	5.2
New Jersey	5.1
Illinois	3.4
Pennsylvania	2.9
Washington	2.7
Maryland	2.7
Florida	2.4

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2021	iShares® New York Muni Bond ETF

Investment Objective

The iShares New York Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Effective September 15, 2021 the fund will change its index from the S&P New York AMT-Free Municipal Bond IndexTM to the ICE AMT-Free New York Municipal Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.41%	3.19%	2.63%	3.54%	3.19%	13.88%	41.65%
Fund Market	2.23	3.06	2.61	3.55	3.06	13.72	41.75
Index	2.62	3.66	2.83	3.75	3.66	14.96	44.45

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,024.10	$1.28		$1,000.00	$1,023.90	$1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	21.9%
AA+	23.9
AA	14.8
AA-	6.7
A+	7.7
A	5.0
A-	1.7
BBB+	7.0
Not Rated	11.3

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
New York State Dormitory Authority RB, Series D, 4.00%, 02/15/47	0.9%
Suffolk County Water Authority RB, Series A, 4.00%, 06/01/41	0.8
Town of Brookhaven NY GOL, 4.00%, 07/15/26	0.7
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/28	0.7
New York State Thruway Authority RB, Series A, 5.25%, 01/01/56	0.6

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2021	iShares® Short-Term National Muni Bond ETF

Investment Objective

The iShares Short-Term National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Effective September 15, 2021 the fund will change its index from the S&P Short Term National AMT-Free Municipal Bond IndexTM to the ICE Short Maturity AMT-Free US National Municipal Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.62%	0.70%	1.41%	1.12%	0.70%	7.26%	11.78%
Fund Market	0.62	0.76	1.46	1.18	0.76	7.51	12.47
Index	0.66	0.91	1.62	1.38	0.91	8.39	14.69

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,006.20	$0.35		$1,000.00	$1,024.90	$0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments
AAA	28.1%
AA+	22.1
AA	14.4
AA-	10.4
A+	7.5
A	2.1
A-	0.1
BBB+	2.5
BBB	4.4
Not Rated	7.9
0.5

TEN LARGEST STATES

State	Percent of Total Investments	(a)
New York	18.7%
California	13.3
Texas	7.7
Maryland	5.2
Massachusetts	5.0
North Carolina	4.5
New Jersey	4.0
Virginia	3.2
Pennsylvania	3.1
Illinois	3.0

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 98.8%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$200	$232,879
Alameda Corridor Transportation Authority RB
Series A, 5.00%, 10/01/26 (Call 10/01/23)	300	328,906
series B, 4.00%, 10/01/35 (Call 10/01/26) (AGM)	255	289,511
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,373,186
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,369,381
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	723,522
Alameda County Transportation Commission RB, 4.00%, 03/01/22	1,265	1,289,746
Alhambra Unified School District GO, 0.00%, 08/01/39(a)	5,100	3,529,317
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,295	1,185,398
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	1,468,416
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/35 (PR 10/01/21)	500	501,943
5.00%, 10/01/41 (PR 10/01/21)	1,000	1,003,887
Series A, 5.00%, 10/01/50 (Call 10/01/25)	200	233,631
Series C, 5.00%, 10/01/45 (Call 10/01/25)	1,500	1,752,234
Bay Area Toll Authority RB
4.00%, 04/01/29 (Call 04/01/27)	500	588,831
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,404,109
4.00%, 04/01/37 (Call 04/01/27)	2,000	2,321,540
4.00%, 04/01/42 (Call 04/01/27)	1,270	1,461,543
4.00%, 04/01/47 (Call 04/01/27)	3,500	4,003,482
4.00%, 04/01/49 (Call 04/01/27)	3,455	3,947,245
5.00%, 04/01/28	400	508,405
VRDN,0.01%, 04/01/47 (Put 09/07/21)(b)(c)	2,200	2,200,000
VRDN,2.00%, 04/01/53 (Put 10/01/23)(b)(c)	1,955	2,021,071
VRDN,2.13%, 04/01/53 (Put 10/01/24)(b)(c)	1,200	1,261,729
Series A, VRDN,2.95%, 04/01/47 (Put 10/01/25)(b)(c)	750	823,399
Series B, VRDN,2.85%, 04/01/47 (Put 10/01/24)(b)(c)	750	808,795
Series C, VRDN,2.10%, 04/01/45 (Put 10/01/21)(b)(c)	1,050	1,051,649
Series F-1, 5.00%, 04/01/27 (PR 04/01/22)	1,000	1,028,550
Series F-1, 5.00%, 04/01/28 (PR 04/01/22)	1,200	1,234,260
Series F-1, 5.00%, 04/01/31 (PR 04/01/22)	1,360	1,398,828
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	8,150	9,174,436
Series F-1, 5.00%, 04/01/56 (PR 04/01/27)	1,405	1,751,642
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	500	538,600
Series S-4, 5.00%, 04/01/38 (PR 04/01/23)	595	640,934
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	4,750	5,116,700
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	250	270,287
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	1,000	1,081,147
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	2,835	3,251,755
Series S-8, 3.00%, 04/01/54 (Call 10/01/29)	620	655,566
Series S-8, 5.00%, 04/01/56 (Call 10/01/29)	2,000	2,513,419
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	1,350	1,446,661
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	1,000	1,142,529
5.00%, 10/01/49 (Call 04/01/26)	250	293,909
5.25%, 04/01/40	175	262,383
Series A, 5.00%, 10/01/53 (Call 10/01/28)	1,120	1,358,039
Series T-1, 5.00%, 03/15/39	700	1,016,371
Series U-3, 5.00%, 06/01/43	2,360	3,531,045
Series U-6, 5.00%, 05/01/45	5,010	7,588,133
Series U-7, 5.00%, 06/01/46	2,650	4,049,937

Security	Par (000)	Value

California (continued)
Series V-1, 5.00%, 05/01/29	$500	$662,202
Series V-1, 5.00%, 05/01/49	7,260	11,311,859
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	4,455	4,472,692
5.00%, 10/01/22	1,500	1,579,671
5.00%, 10/01/23	675	743,310
5.00%, 10/01/26 (Call 04/01/26)	3,240	3,920,495
5.00%, 10/01/28 (Call 04/01/28)	500	639,970
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,223,960
5.00%, 10/01/43 (Call 04/01/28)	2,000	2,484,421
5.00%, 10/01/48 (Call 04/01/28)	125	155,343
5.00%, 08/01/49 (Call 08/01/29)	3,125	3,906,137
Series A, 4.00%, 10/01/45 (PR 10/01/26)	500	590,160
Series A, 5.00%, 07/01/23 (ETM) (AGM)	250	272,301
Series A, 5.00%, 07/01/25 (ETM) (FGIC)	300	354,416
Series A, 5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	1,026,183
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,739,987
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	939,847
Series A, 5.00%, 10/01/41 (PR 10/01/26)	700	861,384
California Municipal Finance Authority RB
5.00%, 01/01/48 (PR 01/01/28)	1,000	1,270,063
Series A, 5.00%, 06/01/42 (Call 06/01/27)	500	610,556
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	708,507
California State Public Works Board RB
5.00%, 06/01/26 (Call 06/01/22)	625	647,676
Series A, 5.00%, 09/01/22	575	603,085
Series A, 5.00%, 04/01/23 (Call 10/01/22)	1,000	1,028,252
Series A, 5.00%, 04/01/24 (Call 04/01/23)	1,350	1,388,140
Series A, 5.00%, 04/01/26 (Call 04/01/23)	1,450	1,490,966
Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,350	1,536,020
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,075	1,222,090
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,265	1,436,868
Series A, 5.00%, 09/01/29 (Call 09/01/24)	2,205	2,503,871
Series A, 5.00%, 04/01/30 (Call 04/01/22)	1,500	1,542,378
Series A, 5.00%, 04/01/32 (Call 04/01/23)	405	416,442
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,133,618
Series A, 5.00%, 04/01/34 (Call 04/01/23)	510	524,409
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,132,338
Series A, 5.00%, 04/01/37 (Call 10/01/22)	1,000	1,028,252
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	742,614
Series B, 5.00%, 10/01/21	1,000	1,003,955
Series B, 5.00%, 10/01/23	180	198,057
Series B, 5.00%, 10/01/25	1,000	1,188,106
Series B, 5.00%, 10/01/27	340	428,987
Series B, 5.00%, 10/01/29 (Call 10/01/27)	250	313,720
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,265,441
Series C, 5.00%, 11/01/21	425	428,418
Series C, 5.00%, 11/01/24	1,155	1,327,741
Series C, 5.00%, 11/01/27	850	1,074,872
Series C, 5.00%, 11/01/29	1,530	2,027,111
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,575	1,915,943
Series D, 5.00%, 06/01/25	350	411,028
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	368,111
Series D, 5.00%, 12/01/27 (Call 06/01/22)	975	986,558
Series D, 5.00%, 12/01/31 (Call 12/01/21)	1,000	1,011,855
Series E, 5.00%, 09/01/21	510	510,000
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	968,833
Series F, 5.00%, 05/01/22	940	970,590
Series F, 5.00%, 05/01/23	795	859,448

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series F, 5.00%, 05/01/25	$300	$351,264
Series F, 5.00%, 05/01/27 (Call 05/01/25)	930	1,086,320
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	408,690
Series G, 5.00%, 11/01/23 (Call 11/01/22)	250	264,233
Series G, 5.00%, 11/01/26 (Call 11/01/22)	270	285,110
Series G, 5.00%, 11/01/27 (Call 11/01/22)	670	707,333
Series G, 5.00%, 11/01/30 (Call 11/01/22)	1,040	1,096,190
Series G, 5.00%, 12/01/31 (PR 12/01/21)	500	506,054
Series G, 5.00%, 11/01/37 (Call 11/01/22)	1,350	1,421,799
Series I, 5.00%, 11/01/24 (Call 11/01/23)	1,275	1,407,285
Series I, 5.00%, 11/01/25 (Call 11/01/23)	1,990	2,194,183
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,270	2,494,077
Series I, 5.25%, 11/01/27 (Call 11/01/23)	960	1,062,352
Series I, 5.50%, 11/01/31 (Call 11/01/23)	1,615	1,796,260
Series I, 5.50%, 11/01/33 (Call 11/01/23)	2,400	2,665,493
California State University RB
Series A, 4.00%, 11/01/28 (PR 11/01/22)	200	209,071
Series A, 4.00%, 11/01/35 (Call 05/01/26)	670	766,434
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,799,621
Series A, 4.00%, 11/01/38 (Call 05/01/26)	500	569,377
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	224,709
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	1,054,345
Series A, 5.00%, 11/01/22	3,145	3,325,191
Series A, 5.00%, 11/01/23	665	734,913
Series A, 5.00%, 11/01/24 (PR 11/01/21)	750	756,004
Series A, 5.00%, 11/01/24 (PR 11/01/23)	1,575	1,740,686
Series A, 5.00%, 11/01/26 (Call 11/01/24)	385	443,122
Series A, 5.00%, 11/01/26 (PR 11/01/24)	15	17,239
Series A, 5.00%, 11/01/27 (Call 05/01/26)	2,075	2,513,335
Series A, 5.00%, 11/01/27 (PR 11/01/22)	2,015	2,129,818
Series A, 5.00%, 11/01/27 (PR 11/01/24)	400	461,055
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,015	1,227,323
Series A, 5.00%, 11/01/29 (PR 11/01/24)	200	230,519
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	645,306
Series A, 5.00%, 11/01/30 (PR 11/01/24)	505	582,071
Series A, 5.00%, 11/01/31 (Call 11/01/25)	2,500	2,962,716
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	619,572
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,500	1,804,540
Series A, 5.00%, 11/01/32 (PR 11/01/24)	2,000	2,305,227
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	591,635
Series A, 5.00%, 11/01/33 (PR 11/01/24)	1,500	1,728,921
Series A, 5.00%, 11/01/35 (Call 11/01/25)	2,780	3,288,228
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	554,283
Series A, 5.00%, 11/01/36 (Call 05/01/27)	485	596,733
Series A, 5.00%, 11/01/37 (Call 05/01/27)	1,780	2,186,713
Series A, 5.00%, 11/01/37 (PR 11/01/21)	2,785	2,807,120
Series A, 5.00%, 11/01/37 (PR 11/01/22)	325	343,519
Series A, 5.00%, 11/01/38 (Call 11/01/25)	1,330	1,571,939
Series A, 5.00%, 11/01/39 (Call 11/01/29)	1,515	1,968,843
Series A, 5.00%, 11/01/39 (PR 11/01/24)	500	576,221
Series A, 5.00%, 11/01/41 (Call 05/01/26)	650	775,349
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,964,110
Series A, 5.00%, 11/01/43 (Call 11/01/28)	1,000	1,255,759
Series A, 5.00%, 11/01/44 (PR 11/01/24)	1,290	1,486,634
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	903,488
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,531,190
Series A, 5.00%, 11/01/47 (Call 05/01/27)	605	737,267
Series A, 5.00%, 11/01/48 (Call 11/01/28)	4,050	5,053,591
Series B-3, VRDN,4.00%, 11/01/51 (Put 05/01/23)(b)(c)	3,245	3,446,282
Series C, 4.00%, 11/01/45 (Call 11/01/30)	3,000	3,591,913

Security	Par (000)	Value

California (continued)
Serise A, 5.00%, 11/01/22	$100	$105,729
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	293,308
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (PR 08/01/26)	2,000	2,271,432
Centinela Valley Union High School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	331,760
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	272,575
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	3,137,360
Series C, 3.00%, 08/01/44 (Call 08/01/29)	250	268,299
Series D, 0.00%, 08/01/26(a)	545	522,486
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	1,000	1,160,379
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,157,970
Series 2016, 5.00%, 08/01/24 (PR 08/01/23)	115	125,609
Series 2016, 5.00%, 08/01/27 (PR 08/01/23)	500	546,125
Series 2016, 5.00%, 08/01/29 (PR 08/01/23)	1,500	1,638,375
Series 2016, 5.00%, 08/01/31 (PR 08/01/23)	2,800	3,058,300
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,290	1,506,209
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,160,144
Chaffey Community College District GO, Series A, 5.00%, 06/01/48 (Call 06/01/28)	1,000	1,238,397
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	542,915
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	3,120	3,561,949
City & County of San Francisco CA GO
Series R1, 5.00%, 06/15/24 (Call 06/15/23)	150	163,068
Series R1, 5.00%, 06/15/25	1,315	1,550,768
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	550	597,918
Series R1, 5.00%, 06/15/31 (Call 06/15/28)	1,500	1,921,303
Series R-1, 5.00%, 06/15/22	1,660	1,724,216
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/44 (Call 05/15/29)	2,000	2,529,733
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,804,288
City of Los Angeles CA RB, 4.00%, 06/23/22	5,000	5,159,443
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	574,883
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,642,689
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,435	1,550,749
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,242,232
Series B, 5.00%, 06/01/22	250	259,213
Series B, 5.00%, 06/01/23	735	796,985
Series B, 5.00%, 06/01/24 (Call 06/01/22)	950	984,863
Series B, 5.00%, 06/01/27	250	314,192
Series B, 5.00%, 06/01/30 (Call 06/01/22)	170	175,990
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,930	4,067,864
Series B, 5.00%, 06/01/32 (Call 06/01/22)	500	517,463
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	1,061,163
City of Los Angeles Department of Airports RB
5.00%, 05/15/48 (Call 05/15/29)	1,000	1,254,678
Series A, 5.00%, 05/15/26	1,000	1,213,264
Series A, 5.00%, 05/15/32 (Call 11/15/29)	1,070	1,406,141
Series A, 5.00%, 05/15/39 (Call 11/15/29)	3,430	4,437,309
Series B, 4.00%, 05/15/40 (Call 05/15/30)	1,000	1,201,900
Series B, 5.00%, 05/15/25	1,135	1,331,249
Series B, 5.00%, 05/15/32 (Call 05/15/30)	1,000	1,330,519
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	517,078
Series B, 5.00%, 05/15/35 (Call 05/15/31)	2,100	2,814,588

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 05/15/42 (Call 05/15/27)	$2,000	$2,455,080
Series B, 5.00%, 05/15/45 (Call 05/15/31)	2,705	3,509,004
Series B, 5.00%, 05/15/48 (Call 05/15/31)	450	581,464
Series C, 5.00%, 05/15/25	500	586,453
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	2,027,999
Series E, 5.00%, 05/15/44 (Call 11/15/28)	1,500	1,883,285
City of Riverside CA Electric Revenue RB, Series A, 5.00%, 10/01/36 (Call 04/01/29)	1,025	1,310,872
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	581,096
City of Sacramento CA Transient Occupancy Tax Revenue RB, Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,197,830
City of Sacramento CA Water Revenue RB, Series WTR REV, 5.00%, 09/01/42 (PR 09/01/23)	2,380	2,611,115
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/30 (Call 11/01/26)	1,035	1,209,153
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,886,361
5.00%, 11/01/21	540	544,362
5.00%, 11/01/22	1,500	1,585,942
5.00%, 11/01/24	2,115	2,433,492
5.00%, 11/01/27 (Call 11/01/26)	1,925	2,365,860
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,723,550
5.00%, 11/01/31 (Call 11/01/26)	1,945	2,381,533
5.00%, 11/01/34 (Call 11/01/26)	1,695	2,065,768
Series A, 4.00%, 11/01/39 (PR 05/01/22)	460	471,965
Series A, 4.00%, 11/01/41 (PR 05/01/22)	740	759,249
Series A, 4.00%, 11/01/50 (Call 11/01/30)	1,490	1,776,527
Series A, 5.00%, 11/01/30 (PR 11/01/21)	500	504,013
Series A, 5.00%, 11/01/32 (PR 05/01/22)	1,525	1,574,787
Series A, 5.00%, 11/01/33 (Call 11/01/26)	1,835	2,239,522
Series A, 5.00%, 11/01/33 (PR 05/01/22)	1,000	1,032,647
Series A, 5.00%, 11/01/37 (PR 11/01/21)	1,000	1,008,026
Series A, 5.00%, 11/01/37 (PR 05/01/22)	780	805,465
Series A, 5.00%, 11/01/41 (PR 11/01/21)	700	705,619
Series A, 5.00%, 11/01/43 (PR 05/01/22)	1,105	1,141,075
Series A, 5.00%, 11/01/50 (Call 11/01/30)	3,500	4,513,134
Series B, 5.00%, 11/01/50 (Call 11/01/27)	3,500	4,315,416
Series C, 4.00%, 11/01/50 (Call 11/01/30)	750	894,225
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,252,951
Series REF, 5.00%, 11/01/25 (Call 05/01/25)	1,200	1,405,535
Series REF, 5.00%, 11/01/32 (Call 05/01/25)	1,000	1,167,687
Series REF, 5.00%, 11/01/36 (Call 05/01/25)	800	930,652
City of San Jose CA GO
Series A, 5.00%, 09/01/39 (Call 03/01/31)	3,150	4,189,578
Series A, 5.00%, 09/01/42 (Call 03/01/31)	6,075	7,983,359
Series A, 5.00%, 09/01/43 (Call 03/01/31)	2,000	2,622,535
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	2,650	3,331,255
Series C, 5.00%, 09/01/28	370	480,266
Series C, 5.00%, 09/01/34 (Call 03/01/29)	850	1,096,008
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	250	276,534
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	500	334,683
4.00%, 08/01/32 (Call 08/01/25)	2,500	2,868,516
5.00%, 08/01/29 (PR 08/15/25)	4,905	5,820,837
5.00%, 08/01/31 (Call 08/01/25)	2,335	2,770,979
Series A, 4.00%, 08/01/38 (PR 08/01/23)	1,500	1,611,226
Series A, 5.00%, 08/01/24 (Call 08/01/23)	565	617,693
Series A, 5.00%, 08/01/38 (PR 08/01/23)	1,860	2,033,467

Security	Par (000)	Value

California (continued)
Series B, 0.00%, 08/01/27 (AGM)(a)	$320	$304,555
Series B, 0.00%, 08/01/28(a)	150	139,923
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	577,594
Series F, 0.00%, 08/01/43 (Call 08/01/29)(a)	1,000	549,630
Series F, 3.00%, 08/01/39 (Call 02/01/29)	2,460	2,682,642
Contra Costa Community College District GO
Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	3,475	3,799,084
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	1,250	1,367,795
Series B2, 4.00%, 08/01/22	1,425	1,476,046
Contra Costa Water District RB, Series W, 5.00%, 10/01/51 (Call 10/01/31)	4,275	5,622,937
County of Sacramento CA Airport System Revenue RB
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,190,732
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,236,562
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	952,586
County of Santa Clara CA GO
Series B, 4.00%, 08/01/39 (Call 08/01/22)	250	257,605
Series C, 4.00%, 08/01/38 (Call 08/01/27)	750	874,610
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	70	70,000
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	180	180,000
Desert Community College District GO
4.00%, 08/01/39 (Call 08/01/27)	500	573,972
5.00%, 08/01/37 (Call 02/01/26)	1,000	1,176,463
Desert Sands Unified School District GO, Series 2014, 4.00%, 08/01/44 (Call 08/01/27)	1,000	1,151,025
East Bay Municipal Utility District Water System Revenue RB
Series A, 5.00%, 06/01/27 (Call 06/01/25)	1,000	1,176,005
Series A, 5.00%, 06/01/28 (Call 06/01/25)	250	294,001
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	352,187
Series A, 5.00%, 06/01/35 (Call 06/01/25)	540	630,633
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,075	1,323,496
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,231,719
Series A, 5.00%, 06/01/49 (Call 06/01/29)	750	953,775
Series B, 5.00%, 06/01/22	205	212,507
Series B, 5.00%, 06/01/23	1,435	1,557,075
Series B, 5.00%, 06/01/24	850	962,786
Series B, 5.00%, 06/01/25	325	382,468
Series B, 5.00%, 06/01/29 (Call 06/01/27)	2,200	2,752,717
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,239,992
Series C, 4.00%, 06/01/45 (Call 06/01/25)	2,410	2,695,164
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	2,310	2,843,601
Series A, 5.00%, 07/01/36 (Call 07/01/30)	3,000	3,979,651
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,231,237
El Camino Community College District Foundation (The) GO
Series A, 4.00%, 08/01/45 (Call 08/01/26)	500	568,942
Series C, 0.00%, 08/01/32(a)	700	589,516
Series C, 0.00%, 08/01/33(a)	125	102,701
Series C, 0.00%, 08/01/34(a)	2,050	1,640,727
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	250	280,411
Elk Grove Unified School District GO, Series 2016, 4.00%, 08/01/46 (Call 08/01/26)	2,000	2,262,825
Escondido Union High School District GO 0.00%, 08/01/37 (AGC)(a)	190	139,781
Series C, 0.00%, 08/01/46(a)	985	514,713
Series C, 0.00%, 08/01/51(a)	1,155	544,385

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	$3,960	$4,498,727
Series A, 3.00%, 08/01/40 (Call 08/01/31)	5,160	5,762,196
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/33(a)	750	580,172
0.00%, 01/15/34 (AGM)(a)	3,500	2,747,351
0.00%, 01/15/35 (AGM)(a)	300	228,867
Series A, 0.00%, 01/01/23 (ETM)(a)	225	224,373
Series A, 0.00%, 01/15/23 (AGM)(a)	500	496,448
Series A, 0.00%, 01/01/25 (ETM)(a)	880	869,810
Series A, 0.00%, 01/01/26 (ETM)(a)	1,165	1,138,108
Series A, 0.00%, 01/01/28 (ETM)(a)	440	416,734
Series A, 0.00%, 01/01/29 (ETM)(a)	500	466,442
Series A, 0.00%, 01/01/30 (ETM) (AGC-ICC, AGM-CR)(a)	320	292,780
Series A, 0.00%, 01/15/36 (AGM)(a)	1,490	1,100,824
Series A, 0.00%, 01/15/37 (AGM)(a)	3,000	2,150,398
Series A, 4.00%, 01/15/46 (Call 01/15/31)	7,500	8,709,403
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	3,000	3,293,053
Series A, 6.00%, 01/15/49 (PR 01/15/24)	2,445	2,783,174
Series A, 6.00%, 01/15/53 (PR 01/15/24)	3,745	4,262,980
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)(b)(c)	1,200	1,324,730
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	1,950	2,133,809
5.00%, 08/01/22	175	182,884
Series A, 3.00%, 08/01/40 (Call 08/01/29)	4,000	4,378,891
Series A, 4.00%, 08/01/46 (Call 08/01/27)	5,405	6,251,311
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,224,918
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (PR 09/01/25)	350	402,019
Grossmont Union High School District GO, Series 2004, 0.00%, 08/01/24 (NPFGC)(a)	140	138,389
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,155,938
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	1,147,354
Hayward Unified School District GO, Series A, 4.00%, 08/01/48 (Call 08/01/28) (BAM)	1,000	1,155,915
Imperial Irrigation District Electric System Revenue RB, Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	597,021
Irvine Ranch Water District SA, 5.25%, 02/01/46 (Call 08/01/26)	1,000	1,215,596
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	237,578
Series B, 5.00%, 08/01/39 (PR 08/01/22)	2,120	2,215,066
Series C, 4.00%, 08/01/22	865	896,067
Series C, 4.00%, 08/01/45 (Call 08/01/28)	400	464,613
Series C, 4.00%, 08/01/49 (Call 08/01/28)	300	347,338
Long Beach Unified School District GO
Series B, 3.00%, 08/01/48 (Call 08/01/29)	650	690,587
Series B, 3.00%, 08/01/50 (Call 08/01/29)	3,345	3,540,262
Series B, 4.00%, 08/01/45 (Call 08/01/29)	500	584,048
Series B, 5.00%, 08/01/22	2,000	2,089,722
Series D-1, 0.00%, 08/01/33 (Call 02/01/25)(a)	1,750	1,196,833
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	104,344
Los Angeles Community College District/CA GO
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,100	1,223,087
Series A, 5.00%, 08/01/23	835	912,874
Series A, 5.00%, 08/01/25 (PR 08/01/24)	1,260	1,437,611
Series A, 5.00%, 08/01/27 (PR 08/01/24)	235	268,126

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 08/01/28 (PR 08/01/24)	$470	$536,252
Series A, 5.00%, 08/01/29 (PR 08/01/24)	4,505	5,140,030
Series A, 5.00%, 08/01/30 (PR 08/01/24)	4,765	5,436,680
Series A, 5.00%, 08/01/31 (PR 08/01/24)	525	599,005
Series C, 5.00%, 08/01/22	745	778,421
Series C, 5.00%, 08/01/25	345	409,323
Series C, 5.00%, 06/01/26	2,395	2,917,480
Series K, 3.00%, 08/01/39 (Call 08/01/26)	855	922,034
Series K, 4.00%, 08/01/34 (Call 08/01/26)	1,000	1,159,545
Series K, 4.00%, 08/01/36 (Call 08/01/26)	3,185	3,682,155
Series K, 4.00%, 08/01/38 (Call 08/01/26)	1,460	1,682,301
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	500	577,428
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,246,050
Los Angeles County Metropolitan Transportation Authority RB
Series A, 4.00%, 06/01/35 (Call 06/01/30)	930	1,148,772
Series A, 4.00%, 06/01/37 (Call 06/01/30)	1,250	1,534,187
Series A, 4.00%, 06/01/37 (Call 06/01/31)	1,500	1,874,582
Series A, 5.00%, 07/01/23	770	838,880
Series A, 5.00%, 06/01/24	1,475	1,672,322
Series A, 5.00%, 07/01/24	1,945	2,212,379
Series A, 5.00%, 06/01/25	1,045	1,231,499
Series A, 5.00%, 06/01/26	225	274,441
Series A, 5.00%, 06/01/27	300	377,225
Series A, 5.00%, 06/01/28	1,000	1,289,863
Series A, 5.00%, 07/01/28 (Call 07/01/27)	175	219,985
Series A, 5.00%, 06/01/30	1,500	2,024,977
Series A, 5.00%, 06/01/31 (Call 06/01/30)	2,000	2,691,282
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,660	2,009,923
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	3,347,167
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	320,421
Series A, 5.00%, 06/01/33 (Call 06/01/30)	3,010	4,010,505
Series A, 5.00%, 06/01/33 (Call 06/01/31)	3,520	4,801,680
Series A, 5.00%, 06/01/34 (Call 06/01/27)	1,000	1,240,251
Series A, 5.00%, 06/01/36 (Call 06/01/30)	2,750	3,623,839
Series A, 5.00%, 07/01/37 (Call 07/01/27)	1,000	1,238,258
Series A, 5.00%, 07/01/38 (Call 07/01/27)	1,390	1,718,231
Series A, 5.00%, 07/01/39 (Call 07/01/27)	2,890	3,566,050
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,175	2,681,124
Series A, 5.00%, 07/01/40 (Call 07/01/31)	5,625	7,530,641
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,400	2,947,295
Series A, 5.00%, 07/01/44 (Call 07/01/28)	2,000	2,509,567
Series A, 5.00%, 07/01/46 (Call 07/01/31)	1,490	1,964,133
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37 (Call 08/01/22)	170	175,104
5.00%, 08/01/42 (Call 08/01/22)	500	521,297
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	571,678
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	2,127,033
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	624,922
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	1,000	1,276,289
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	850	933,980
Series A, 5.00%, 10/01/34 (Call 10/01/25)	500	588,044
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/23 (Call 01/01/23)	370	394,064
Series A, 5.00%, 07/01/24 (Call 01/01/23)	1,045	1,112,488
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,488,006

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/32 (Call 01/01/25)	$855	$983,162
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	838,636
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,175,509
Series B, 5.00%, 01/01/22 (Call 12/01/21)	3,040	3,077,021
Series B, 5.00%, 07/01/23	1,695	1,846,045
Series B, 5.00%, 01/01/24 (Call 12/01/23)	330	366,147
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,495	1,760,581
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	543,183
Series B, 5.00%, 07/01/31 (Call 07/01/23)	955	1,037,111
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,760	2,262,626
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,631,808
Series B, 5.00%, 07/01/43 (Call 07/01/22)	3,650	3,789,779
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	1,036,662
Series C, 5.00%, 07/01/23	100	108,945
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,010	1,147,919
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,270,668
Series C, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,910,437
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,749,882
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	562,364
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	562,364
Los Angeles Department of Water & Power RB
Series A, 5.00%, 07/01/27	2,900	3,645,639
Series A, 5.00%, 07/01/29	1,500	1,986,339
Series B, 5.00%, 07/01/39 (Call 07/01/30)	2,350	3,080,989
Series B, 5.00%, 07/01/40 (Call 07/01/30)	2,500	3,258,421
Series D, 5.00%, 07/01/32 (Call 07/01/29)	1,000	1,304,345
Series D, 5.00%, 07/01/37 (Call 07/01/29)	4,865	6,293,965
Series D, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,910,437
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/27 (Call 01/01/23)	875	930,537
Series A, 5.00%, 07/01/28 (Call 01/01/28)	975	1,239,807
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,000	1,152,053
Series A, 5.00%, 07/01/34 (Call 01/01/25)	625	717,342
Series A, 5.00%, 07/01/37 (Call 01/01/28)	500	620,714
Series A, 5.00%, 07/01/45 (Call 01/01/29)	1,510	1,901,951
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,202,644
Series B, 5.00%, 07/01/24 (Call 07/01/23)	1,025	1,116,294
Series B, 5.00%, 07/01/26 (Call 06/01/26)	640	778,944
Series B, 5.00%, 07/01/28 (Call 07/01/23)	1,000	1,086,944
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	635,750
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,221,064
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	4,169,309
Series E, 5.00%, 07/01/23	585	637,331
Los Angeles Department of Water & Power Water System Revenue RB
Series A, 5.00%, 07/01/38 (Call 01/01/26)	1,330	1,577,141
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,422,281
Series A, 5.00%, 07/01/43 (Call 07/01/22)	1,250	1,298,297
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,417,084
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,886,880
Series A, 5.00%, 07/01/48 (Call 01/01/28)	1,000	1,226,317
Series A, 5.00%, 07/01/50 (Call 07/01/30)	2,275	2,924,187
Series B, 4.00%, 07/01/27	415	498,957
Series B, 5.00%, 07/01/23	290	315,942
Series B, 5.00%, 07/01/24 (Call 07/01/23)	2,415	2,630,565
Series B, 5.00%, 07/01/27 (Call 07/01/23)	520	565,913
Series B, 5.00%, 07/01/28 (Call 07/01/23)	585	636,314
Series B, 5.00%, 07/01/30 (Call 07/01/23)	8,000	8,697,095
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	542,894

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 07/01/43 (Call 07/01/22)	$1,060	$1,100,956
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,425	3,033,787
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	294,344
Series B, 5.00%, 07/01/49 (Call 01/01/31)	2,000	2,596,925
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,500	3,313,906
Series C, 5.00%, 07/01/40 (Call 07/01/30)	3,000	3,921,743
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/22	2,300	2,394,191
Series A, 5.00%, 07/01/23	3,560	3,879,146
Series A, 5.00%, 07/01/24	3,970	4,510,907
Series A, 5.00%, 07/01/25	5,045	5,952,761
Series A, 5.00%, 07/01/26	5,535	6,745,751
Series A, 5.00%, 07/01/27	3,500	4,393,043
Series A, 5.00%, 07/01/28	2,750	3,539,783
Series A, 5.00%, 07/01/29	1,850	2,439,927
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,173,239
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,636,654
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,212,867
Series B-1, 4.00%, 07/01/24	740	819,938
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	629,716
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	627,268
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,497,573
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,238,663
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	2,000	2,488,489
Series C, 3.00%, 07/01/38 (Call 07/01/30)	1,000	1,107,795
Series C, 4.00%, 07/01/31 (Call 07/01/30)	1,500	1,879,415
Series C, 4.00%, 07/01/40 (Call 07/01/30)	1,750	2,101,772
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,135,334
Series C, 5.00%, 07/01/26 (Call 07/01/24)	460	521,553
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,800	2,038,672
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	847,399
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	3,500	4,247,489
Series RYQ, 4.00%, 07/01/38 (Call 07/01/30)	2,500	3,017,103
Series RYQ, 4.00%, 07/01/40 (Call 07/01/30)	1,200	1,441,215
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	6,225	7,402,462
Series RYQ, 5.00%, 07/01/28	1,000	1,287,194
Los Rios Community College District GO, Series E, 3.00%, 08/01/24	600	649,928
Marin Community College District GO, Series B, 4.00%, 08/01/40 (PR 02/01/27)	2,400	2,846,694
Mendocino-Lake Community College District GO, Series B, 0.00%, 08/01/51 (AGM)(a)	250	106,923
Menlo Park City School District GO, Series 2006, 0.00%, 07/01/44 (Call 07/01/32)(a)	435	470,277
Mesa Water District COP, 5.00%, 03/15/50 (Call 03/15/30)	4,380	5,562,824
Metropolitan Water District of Southern California RB
Series A, 2.25%, 07/01/24	395	417,584
Series A, 2.50%, 07/01/26	230	252,382
Series A, 5.00%, 07/01/22	2,980	3,102,295
Series A, 5.00%, 07/01/24	1,000	1,136,554
Series A, 5.00%, 07/01/25	395	466,405
Series A, 5.00%, 07/01/26	1,000	1,221,427
Series A, 5.00%, 07/01/27	790	993,640
Series A, 5.00%, 07/01/28 (Call 07/01/25)	500	585,578
Series A, 5.00%, 10/01/29 (Call 04/01/22)	1,700	1,747,677
Series A, 5.00%, 07/01/30 (Call 01/01/26)	1,000	1,184,879
Series A, 5.00%, 07/01/31 (Call 01/01/29)	1,075	1,397,601
Series A, 5.00%, 07/01/34 (Call 01/01/29)	2,000	2,579,083
Series A, 5.00%, 07/01/40 (Call 07/01/25)	1,525	1,779,682
Series A, 5.00%, 10/01/45 (Call 10/01/29)	1,085	1,394,001

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 10/01/49 (Call 10/01/29)	$4,550	$5,828,700
Series B, 5.00%, 08/01/22 (Call 07/01/22)	500	520,515
Series B, 5.00%, 08/01/23 (Call 07/01/23)	800	871,829
Series B, 5.00%, 08/01/24 (Call 07/01/24)	1,080	1,228,467
Series C, 5.00%, 10/01/27	975	1,238,856
Series C, 5.00%, 07/01/38 (Call 07/01/30)	3,000	3,966,822
Series E, 5.00%, 07/01/23	220	239,765
Series G, 5.00%, 07/01/28 (Call 07/01/22)	720	749,239
Serise B, 5.00%, 07/01/22	825	858,857
Miracosta Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	3,000	3,604,457
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	400	453,094
Series E, 5.00%, 06/01/37 (Call 08/01/22)	2,000	2,083,682
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,187,932
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	2,235	2,558,024
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,750	2,069,362
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (PR 09/01/26)	250	294,484
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	1,200	1,384,020
Series B, 5.00%, 11/01/24	375	431,856
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,340	1,636,926
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	611,078
Series B, 5.00%, 11/01/32 (Call 11/01/26)	1,055	1,280,392
Newport Mesa Unified School District GO
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	463,932
Series 2005, 0.00%, 08/01/34(a)	750	616,632
Series 2005, 0.00%, 08/01/36(a)	1,915	1,499,262
Series 2005, 0.00%, 08/01/38(a)	500	371,680
Series 2007, 0.00%, 08/01/23 (NPFGC)(a)	1,050	1,046,592
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,403,411
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	4,000	4,679,966
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,422,354
Orange County Local Transportation Authority RB
5.00%, 02/15/25	1,110	1,291,001
5.00%, 02/15/30 (Call 02/15/29)	500	649,108
5.00%, 02/15/41 (Call 02/15/29)	500	631,382
Orange County Water District COP, Series A, 2.00%, 08/15/23 (Call 02/15/23)	7,300	7,498,997
Orange County Water District RB
Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,436,326
Series C, 5.00%, 08/15/25	175	207,612
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,615	1,834,922
Series C, 4.00%, 08/01/40 (Call 08/01/25)	250	274,722
Series D, 4.00%, 08/01/46 (Call 08/01/27)	1,070	1,214,649
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	339,662
Series D, 0.00%, 08/01/42(a)	200	127,670
Series D, 0.00%, 08/01/46(a)	1,300	697,995
Port of Los Angeles RB
Series B, 5.00%, 08/01/26	2,010	2,447,363
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,230,243
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,130,374

Security	Par (000)	Value

California (continued)
Poway Unified School District GO 0.00%, 08/01/33(a)	$250	$204,917
0.00%, 08/01/35(a)	500	387,652
0.00%, 08/01/36(a)	1,000	753,385
0.00%, 08/01/38(a)	755	533,725
0.00%, 08/01/46(a)	3,450	1,732,247
Series A, 0.00%, 08/01/31(a)	790	679,531
Series A, 0.00%, 08/01/32(a)	380	319,330
Series B, 0.00%, 08/01/34(a)	645	512,935
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	4,170	5,671,537
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (Call 11/01/25)	500	590,653
Riverside County Transportation Commission RB
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	504,314
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,450	1,579,789
Series A, 5.75%, 06/01/48 (Call 06/01/23)	1,000	1,077,909
Series B, 0.00%, 06/01/41(a)	2,500	1,582,069
Series B, 5.00%, 06/01/24	685	774,072
Series B, 5.00%, 06/01/32 (Call 12/01/27)	310	391,059
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,000	1,254,166
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,080	1,352,033
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,249,502
Riverside Unified School District GO, Series B, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,155,188
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,191,045
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	650	845,078
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/28	1,000	1,302,802
5.00%, 12/01/33 (Call 12/01/31)	1,270	1,751,476
Series A, 5.00%, 12/01/27	750	953,157
Series A, 5.00%, 12/01/41 (Call 12/01/30)	2,520	3,316,895
Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,117,731
Series A, 5.00%, 12/01/50 (Call 12/01/30)	875	1,134,782
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	3,100	3,369,386
Series A, VRDN,5.00%, 08/15/49 (Put 04/20/23)(b)(c)	3,245	3,492,723
Series B, VRDN,5.00%, 08/15/49 (Put 04/18/25)(b)(c)	1,000	1,166,192
Series D, 5.00%, 08/15/22	325	340,199
Series E, 5.00%, 08/15/23	450	492,528
Series E, 5.00%, 08/15/24	500	571,100
Series F, 5.00%, 08/15/22	135	141,314
Series F, 5.00%, 08/15/23	1,000	1,094,507
Series G, 5.00%, 08/15/30 (Call 08/15/29)	1,000	1,316,360
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,000	1,286,039
Series H, 4.00%, 08/15/40 (Call 08/15/30)	1,275	1,550,054
Series H, 4.00%, 08/15/45 (Call 08/15/30)	2,875	3,440,724
Series H, 5.00%, 08/15/50 (Call 08/15/30)	3,000	3,872,972
Series I, 5.00%, 08/15/27	1,000	1,262,702
Series K, 5.25%, 07/01/24 (AMBAC)	190	208,008
San Bernardino Community College District GO, Series A, 4.00%, 08/01/44 (Call 08/01/27)	500	601,262
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,500	1,657,981
5.00%, 11/15/26 (Call 11/15/25)	2,350	2,790,603

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	$3,000	$3,638,590
San Diego Community College District GO
4.00%, 08/01/32 (Call 08/01/26)	500	577,723
5.00%, 08/01/22	100	104,505
5.00%, 08/01/23 (PR 08/01/22)	1,070	1,117,982
5.00%, 08/01/24	500	570,047
5.00%, 08/01/27 (Call 08/01/26)	500	612,340
5.00%, 08/01/28 (Call 08/01/26)	530	647,633
5.00%, 08/01/28 (PR 08/01/22)	770	804,529
5.00%, 08/01/30 (Call 08/01/26)	650	789,673
5.00%, 08/01/31 (Call 08/01/26)	2,035	2,471,180
5.00%, 08/01/41 (Call 08/01/26)	500	598,576
Series 2002, 5.00%, 08/01/30 (PR 08/01/23)	250	273,315
Series 2006, 5.00%, 08/01/43 (PR 08/01/23)	9,995	10,927,150
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,904,811
Series A, 5.00%, 07/01/39 (Call 07/01/29)	2,000	2,514,364
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,217,267
Series A, 5.00%, 07/01/43 (Call 07/01/23)	255	276,043
Series A, 5.00%, 07/01/44 (Call 07/01/29)	400	497,534
Series A, 5.00%, 07/01/49 (Call 07/01/29)	400	494,685
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/48 (Call 04/01/30)	4,275	5,053,909
Series A, 5.00%, 04/01/22	500	514,291
Series A, 5.00%, 10/01/22	1,500	1,579,334
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,381,886
Series A, 5.00%, 04/01/42 (PR 04/01/22)	1,500	1,542,825
Series A, 5.00%, 04/01/48 (Call 04/01/26)	1,115	1,319,610
Series A, 5.00%, 04/01/48 (PR 04/01/22)	4,500	4,628,476
Series A, 5.00%, 04/01/48 (PR 04/01/24)	400	450,279
Series B, 5.00%, 04/01/48 (Call 04/01/31)	3,000	3,912,547
San Diego County Water Authority RB
5.00%, 05/01/24	1,135	1,281,530
5.00%, 05/01/25	1,250	1,468,103
5.00%, 05/01/31 (PR 11/01/22)	605	639,474
5.00%, 05/01/34 (PR 11/01/22)	500	528,491
Series S1, 5.00%, 05/01/28 (Call 03/15/28)	4,000	5,135,724
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/22	650	672,531
5.00%, 05/15/23	985	1,067,221
5.00%, 05/15/25	1,000	1,175,336
Series A, 4.00%, 08/01/45 (Call 08/01/30)	2,130	2,539,635
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	605,332
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	624,361
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,159,816
Series B, 5.00%, 08/01/22	315	329,191
Series B, 5.00%, 08/01/23	165	180,388
Series B, 5.00%, 08/01/24	1,000	1,140,095
Series B, 5.00%, 08/01/25	250	295,858
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,832,106
San Diego Unified School District/CA GO
Series C, 0.00%, 07/01/30(a)	840	759,755
Series C, 0.00%, 07/01/35(a)	300	237,199
Series C, 0.00%, 07/01/36(a)	1,240	948,132
Series C, 0.00%, 07/01/38(a)	1,930	1,382,723
Series C, 0.00%, 07/01/39(a)	1,100	765,226
Series C, 0.00%, 07/01/42(a)	215	136,363
Series C, 0.00%, 07/01/45(a)	2,780	1,604,828

Security	Par (000)	Value

California (continued)
Series C, 0.00%, 07/01/46(a)	$500	$280,242
Series C, 0.00%, 07/01/47(a)	1,100	598,886
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	780	879,801
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	1,100	1,238,630
Series C, 5.00%, 07/01/35 (Call 07/01/23)	2,450	2,659,238
Series D-2, 3.00%, 07/01/39 (Call 07/01/30)	1,030	1,139,739
Series D-2, 4.00%, 07/01/50 (Call 07/01/30)	500	597,884
Series D-2, 5.00%, 07/01/22	1,560	1,623,886
Series E, 0.00%, 07/01/32(a)	690	594,096
Series E, 0.00%, 07/01/42(a)	1,340	1,309,415
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,025	2,968,779
Series E, 0.00%, 07/01/49(a)	4,000	2,052,738
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,365	2,755,071
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	1,000	447,710
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,300,095
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,230,416
Series L, 4.00%, 07/01/44 (Call 07/01/29)	2,000	2,373,692
Series L, 4.00%, 07/01/49 (Call 07/01/29)	1,000	1,179,869
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	2,000	2,145,635
Series R-1, 0.00%, 07/01/31(a)	1,795	1,584,951
Series R-2, 0.00%, 07/01/40(a)	800	955,101
Series R-2, 0.00%, 07/01/41 (Call 07/01/40)(a)	450	520,951
Series R-3, 5.00%, 07/01/23	375	408,473
Series R-4, 5.00%, 07/01/24	325	369,083
Series R-4, 5.00%, 07/01/26 (Call 07/01/25)	400	471,470
Series R-4, 5.00%, 07/01/27 (Call 07/01/25)	350	412,389
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	211,860
Series SENIOR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	576,432
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 08/01/23)	250	268,538
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	223,341
San Francisco Bay Area Rapid Transit District GO
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,157,659
Series A, 5.00%, 08/01/47 (Call 08/01/27)	2,515	3,064,188
Series B-1, 3.00%, 08/01/49 (Call 08/01/29)	3,700	3,960,709
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	1,000	1,198,641
Series C, 5.00%, 08/01/37 (PR 08/01/23)	1,925	2,104,529
Series C-1, 3.00%, 08/01/36 (Call 08/01/29)	1,275	1,418,431
Series C-1, 4.00%, 08/01/35 (Call 08/01/29)	1,000	1,227,925
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,250	2,541,177
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,200	1,270,097
Series A, 4.00%, 07/01/37 (Call 07/01/27)	1,000	1,164,059
Series A, 5.00%, 07/01/36 (PR 07/01/22)	505	525,364
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	1,100	1,135,045
Series A, 5.00%, 05/01/22	365	376,916
Series A, 5.00%, 05/01/26	1,000	1,211,246
Series B, 4.00%, 05/01/37 (Call 05/01/30)	4,000	4,846,373
Series B, 5.00%, 05/01/32 (Call 05/01/31)	350	474,076
Series B, 5.00%, 05/01/34 (Call 05/01/31)	2,200	2,955,757
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	268,784
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,770	3,094,516
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,819,645
Series B, 5.00%, 05/01/49 (Call 05/01/29)	3,000	3,739,854
Series C, 5.00%, 05/01/46 (Call 05/01/26)	1,850	2,197,023
Series D, 5.00%, 05/01/24	1,025	1,155,277
Series D, 5.00%, 05/01/25	250	292,720

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series E, 5.00%, 05/01/48 (Call 05/01/28)	$2,000	$2,459,683
Series F, 5.00%, 05/01/50 (Call 05/01/29)	745	928,069
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,000	1,163,889
Series B, 4.00%, 10/01/39 (Call 10/01/22)	950	983,940
Series B, 4.00%, 10/01/42 (Call 10/01/22)	2,175	2,248,577
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,237,210
Series C, VRDN,2.13%, 10/01/48 (Put 04/01/23)(b)(c)	2,070	2,130,901
San Francisco County Transportation Authority RB
4.00%, 02/01/25	2,020	2,278,912
4.00%, 02/01/26	1,400	1,626,170
San Francisco Municipal Transportation Agency RB
4.00%, 03/01/46 (Call 03/01/27)	740	834,964
Series C, 4.00%, 03/01/51 (Call 03/01/31)	2,400	2,865,877
San Joaquin County Transportation Authority RB, 4.00%, 03/01/41 (Call 03/01/27)	500	562,612
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/22 (ETM)(a)	220	219,884
0.00%, 01/01/23 (ETM)(a)	450	448,745
0.00%, 01/01/26 (ETM)(a)	280	273,065
0.00%, 01/01/28 (ETM)(a)	750	705,880
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	381,996
Series A, 5.00%, 01/15/34 (Call 01/15/25)	750	849,225
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	8,987,998
Series A, 5.00%, 01/15/50 (Call 01/15/25)	3,750	4,191,114
San Jose Evergreen Community College District GO, Series C, 4.00%, 09/01/40 (PR 09/01/24)	2,500	2,786,930
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (PR 06/01/23)	1,010	1,095,069
San Jose Unified School District GO
Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,150	2,819,033
Series C, 0.00%, 06/01/31 (NPFGC)(a)	400	350,674
San Juan Unified School District GO, Series N, 4.00%, 08/01/29 (Call 08/01/26)	5,000	5,790,015
San Marcos Unified School District GO 0.00%, 08/01/28(a)	655	604,726
Series B, 0.00%, 08/01/38(a)	565	399,410
Series B, 0.00%, 08/01/47(a)	500	266,861
Series B, 0.00%, 08/01/51(a)	1,500	698,690
Series C, 5.00%, 08/01/40 (PR 03/15/24)	480	537,352
San Mateo County Community College District GO
Series A, 0.00%, 09/01/21 (NPFGC)(a)	430	430,000
Series A, 5.00%, 09/01/45 (PR 09/01/25)	775	920,983
Series B, 0.00%, 09/01/26 (NPFGC)(a)	300	290,425
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,020	1,730,079
Series B, 0.00%, 09/01/35 (NPFGC)(a)	1,380	1,101,098
Series B, 5.00%, 09/01/45 (Call 09/01/28)	3,100	3,912,335
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	430	513,279
5.00%, 08/01/49 (Call 08/01/29)	880	1,119,438
Series B, 5.00%, 08/01/25	4,740	5,611,508
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	2,235	2,545,375
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	520,893
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	1,915	2,287,877
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	1,755	1,732,866
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	349,678

Security	Par (000)	Value

California (continued)
Santa Clara Unified School District GO, Series 2018, 4.00%, 07/01/48 (Call 07/01/26)	$4,500	$5,146,922
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 (Call 12/01/25)	2,825	3,316,576
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,655,353
Santa Clarita Community College District GO, 3.00%, 08/01/49 (Call 08/01/28)	1,660	1,753,303
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	666,961
Series A, 4.00%, 08/01/47 (Call 08/01/28)	700	816,132
Series A, 5.00%, 08/01/43 (Call 08/01/28)	3,590	4,469,450
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,000	1,111,897
Santa Monica-Malibu Unified School District GO
3.00%, 08/01/49 (Call 08/01/27)	1,500	1,585,705
Series B, 4.00%, 08/01/50 (Call 08/01/29)	1,000	1,175,094
Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,200	1,311,914
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,135	2,251,778
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,130,780
Southern California Public Power Authority RB
Series A, 5.00%, 07/01/22	370	385,089
Series A, 5.00%, 04/01/24 (Call 01/01/24)	4,000	4,451,881
Series A, 5.00%, 07/01/30 (Call 01/01/24)	1,000	1,105,294
Series C, 5.00%, 07/01/26 (Call 01/01/25)	650	751,646
Southern California Water Replenishment District RB
4.00%, 08/01/45 (Call 08/01/25)	1,000	1,093,122
5.00%, 08/01/41 (Call 08/01/25)	1,000	1,162,192
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	2,268,871
Series C, 0.00%, 08/01/41(a)	650	419,814
Series C, 0.00%, 08/01/46(a)	1,000	509,981
Series D, 5.00%, 08/01/44 (PR 08/01/25)	500	592,443
State of California Department of Water Resources Power Supply Revenue RB, Series O, 5.00%, 05/01/22	4,515	4,662,401
State of California Department of Water Resources RB
4.00%, 12/01/34 (Call 06/01/31)	2,000	2,536,429
4.00%, 12/01/35 (Call 06/01/31)	4,015	5,063,351
5.00%, 12/01/28	1,000	1,310,219
5.00%, 12/01/31 (Call 06/01/31)	2,555	3,524,358
Series AS, 5.00%, 12/01/21	785	794,563
Series AS, 5.00%, 12/01/22	1,695	1,798,780
Series AS, 5.00%, 12/01/22 (ETM)	10	10,598
Series AS, 5.00%, 12/01/23	250	277,504
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	2,280	2,634,022
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	1,055	1,220,311
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	4,040	4,673,040
Series AS, 5.00%, 12/01/29 (PR 12/01/24)	4,325	5,002,697
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,153,576
Series AW, 5.00%, 12/01/21	635	642,736
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,040	1,283,142
Series AW, 5.00%, 12/01/33 (PR 12/01/26)	1,050	1,298,697
Series AX, 5.00%, 12/01/21	200	202,442
Series AX, 5.00%, 12/01/22	500	530,614
Series AX, 5.00%, 12/01/24	1,265	1,462,759
Series BA, 5.00%, 12/01/24	140	161,886
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	2,500	3,275,089
Series BB, 5.00%, 12/01/22	1,110	1,177,962
Series BB, 5.00%, 12/01/25	175	209,830
Series BB, 5.00%, 12/01/26	1,750	2,170,418

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series BB, 5.00%, 12/01/28	$2,010	$2,633,541
Series BB, 5.00%, 12/01/33 (Call 12/01/30)	2,010	2,720,234
State of California GO
2.00%, 11/01/22	5,450	5,570,792
2.38%, 12/01/43 (Call 12/01/30)	925	939,591
3.00%, 12/01/22	400	414,470
3.00%, 10/01/32 (Call 04/01/23)	820	847,123
3.00%, 10/01/34 (Call 10/01/29)	1,865	2,107,789
3.00%, 10/01/35 (Call 10/01/29)	1,850	2,084,024
3.00%, 10/01/37 (Call 10/01/29)	1,365	1,511,689
3.00%, 03/01/46 (Call 03/01/30)	1,000	1,074,120
3.00%, 03/01/50 (Call 03/01/30)	505	538,888
3.00%, 11/01/50 (Call 11/01/30)	1,500	1,614,268
4.00%, 05/01/23	1,050	1,117,673
4.00%, 03/01/24	1,500	1,643,389
4.00%, 04/01/24	1,155	1,268,929
4.00%, 10/01/24	3,000	3,349,743
4.00%, 03/01/25	475	537,023
4.00%, 11/01/25	235	270,714
4.00%, 09/01/28 (Call 09/01/26)	1,450	1,694,037
4.00%, 09/01/33 (Call 09/01/26)	3,560	4,124,553
4.00%, 09/01/34 (Call 09/01/26)	800	924,917
4.00%, 11/01/34 (Call 11/01/27)	1,800	2,133,869
4.00%, 03/01/36 (Call 03/01/30)	7,000	8,523,458
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,305,706
4.00%, 10/01/36 (Call 10/01/29)	4,125	5,048,250
4.00%, 09/01/37 (Call 09/01/26)	3,505	4,033,270
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,358,020
4.00%, 03/01/38 (Call 03/01/30)	1,000	1,207,506
4.00%, 11/01/38 (Call 11/01/30)	1,500	1,834,130
4.00%, 10/01/39 (Call 10/01/29)	1,500	1,821,791
4.00%, 03/01/40 (Call 03/01/30)	2,195	2,634,206
4.00%, 10/01/44 (Call 10/01/29)	5,170	6,208,691
4.00%, 11/01/44 (Call 11/01/24)	975	1,071,135
4.00%, 03/01/45 (Call 03/01/25)	500	552,536
4.00%, 08/01/45 (Call 08/01/25)	250	279,339
4.00%, 03/01/46 (Call 03/01/30)	1,960	2,317,776
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,740,318
4.00%, 11/01/50 (Call 11/01/25)	2,425	2,720,703
5.00%, 09/01/21	6,650	6,650,000
5.00%, 10/01/21	530	532,105
5.00%, 11/01/21	2,500	2,520,193
5.00%, 02/01/22	2,600	2,652,889
5.00%, 04/01/22	1,750	1,799,914
5.00%, 08/01/22	1,315	1,373,992
5.00%, 09/01/22	1,000	1,048,946
5.00%, 10/01/22	10,020	10,551,079
5.00%, 11/01/22	2,000	2,114,104
5.00%, 12/01/22	1,835	1,947,114
5.00%, 08/01/23	955	1,043,872
5.00%, 09/01/23	3,720	4,081,798
5.00%, 10/01/23	1,300	1,431,560
5.00%, 11/01/23	1,675	1,851,097
5.00%, 12/01/23	500	554,528
5.00%, 02/01/24 (Call 02/01/22)	370	377,511
5.00%, 03/01/24	150	168,076
5.00%, 08/01/24	750	854,835
5.00%, 09/01/24	3,530	4,036,917
5.00%, 10/01/24	2,455	2,816,560
5.00%, 11/01/24	1,910	2,198,277

Security	Par (000)	Value

California (continued)
5.00%, 12/01/24 (Call 12/01/23)	$2,275	$2,522,558
5.00%, 02/01/25 (Call 02/01/23)	1,000	1,069,024
5.00%, 03/01/25	250	291,343
5.00%, 04/01/25	2,700	3,156,126
5.00%, 08/01/25	2,910	3,442,541
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,781,891
5.00%, 10/01/25	1,550	1,844,343
5.00%, 10/01/25 (Call 10/01/24)	1,110	1,271,258
5.00%, 11/01/25	1,100	1,312,633
5.00%, 11/01/25 (Call 11/01/23)	300	331,126
5.00%, 12/01/25 (Call 12/01/23)	1,000	1,107,621
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,454,814
5.00%, 04/01/26	3,085	3,732,940
5.00%, 08/01/26	6,460	7,900,844
5.00%, 08/01/26 (Call 08/01/25)	1,775	2,096,787
5.00%, 09/01/26	400	490,498
5.00%, 10/01/26	2,000	2,458,732
5.00%, 10/01/26 (Call 10/01/24)	750	858,459
5.00%, 10/01/26 (Call 04/01/26)	2,250	2,722,566
5.00%, 02/01/27 (Call 02/01/23)	1,835	1,961,931
5.00%, 03/01/27 (Call 03/01/25)	1,375	1,598,727
5.00%, 04/01/27	1,000	1,247,015
5.00%, 08/01/27	1,685	2,120,905
5.00%, 08/01/27 (Call 08/01/25)	525	619,277
5.00%, 08/01/27 (Call 08/01/26)	500	610,429
5.00%, 09/01/27 (Call 09/01/21)	500	500,816
5.00%, 09/01/27 (Call 09/01/26)	3,490	4,271,840
5.00%, 10/01/27	2,265	2,863,992
5.00%, 10/01/27 (Call 04/01/23)	450	484,452
5.00%, 11/01/27	570	722,375
5.00%, 11/01/27 (Call 11/01/23)	700	773,271
5.00%, 04/01/28	2,000	2,559,746
5.00%, 08/01/28 (Call 08/01/25)	1,000	1,179,148
5.00%, 08/01/28 (Call 08/01/26)	7,110	8,641,656
5.00%, 08/01/28 (Call 08/01/27)	2,385	2,987,763
5.00%, 09/01/28 (Call 09/01/26)	2,190	2,668,495
5.00%, 10/01/28	750	971,936
5.00%, 11/01/28	3,960	5,142,245
5.00%, 11/01/28 (Call 11/01/27)	1,630	2,055,798
5.00%, 02/01/29 (Call 02/01/23)	1,000	1,068,876
5.00%, 04/01/29	4,375	5,737,450
5.00%, 08/01/29 (Call 08/01/27)	1,000	1,251,877
5.00%, 09/01/29 (Call 09/01/26)	2,600	3,166,642
5.00%, 10/01/29	1,500	1,989,299
5.00%, 10/01/29 (Call 04/01/23)	6,550	7,048,217
5.00%, 10/01/29 (Call 04/01/26)	750	899,578
5.00%, 11/01/29 (Call 11/01/27)	4,980	6,276,942
5.00%, 12/01/29	1,390	1,850,111
5.00%, 04/01/30	350	468,805
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,303,750
5.00%, 08/01/30 (Call 08/01/27)	610	763,730
5.00%, 08/01/30 (Call 08/01/28)	1,000	1,281,229
5.00%, 09/01/30 (Call 09/01/21)	2,800	2,804,571
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,204,292
5.00%, 11/01/30 (Call 11/01/27)	4,680	5,902,089
5.00%, 02/01/31 (Call 02/01/22)	500	510,044
5.00%, 03/01/31 (Call 03/01/25)	3,000	3,479,027
5.00%, 03/01/31 (Call 03/01/30)	1,000	1,328,018
5.00%, 09/01/31 (Call 09/01/21)	1,500	1,502,449
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,431,472

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 10/01/31 (Call 10/01/24)	$2,825	$3,223,220
5.00%, 11/01/31 (Call 11/01/23)	2,080	2,290,556
5.00%, 11/01/31 (Call 11/01/27)	1,000	1,259,814
5.00%, 11/01/31 (Call 11/01/28)	1,000	1,286,418
5.00%, 11/01/31 (Call 11/01/30)	4,000	5,394,518
5.00%, 02/01/32 (Call 02/01/22)	1,500	1,530,004
5.00%, 03/01/32 (Call 03/01/30)	2,500	3,307,411
5.00%, 04/01/32	4,000	5,570,669
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,243,374
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,643,907
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,139,970
5.00%, 10/01/32 (Call 10/01/29)	1,000	1,314,506
5.00%, 12/01/32 (Call 06/01/26)	500	601,746
5.00%, 02/01/33 (Call 02/01/22)	1,000	1,019,833
5.00%, 02/01/33 (Call 02/01/23)	2,000	2,132,438
5.00%, 03/01/33 (Call 03/01/30)	2,500	3,287,245
5.00%, 04/01/33 (Call 04/01/24)	1,210	1,352,494
5.00%, 04/01/33 (Call 04/01/29)	840	1,088,199
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,396,797
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,787,115
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,821,129
5.00%, 10/01/33 (Call 04/01/24)	1,395	1,558,515
5.00%, 10/01/33 (Call 10/01/24)	3,185	3,630,804
5.00%, 09/01/34 (Call 09/01/26)	3,935	4,768,790
5.00%, 11/01/34 (Call 11/01/28)	1,000	1,279,059
5.00%, 12/01/34 (Call 12/01/30)	1,750	2,333,683
5.00%, 03/01/35 (Call 03/01/30)	1,500	1,959,497
5.00%, 04/01/35 (Call 04/01/29)	2,000	2,584,370
5.00%, 08/01/35 (Call 08/01/25)	1,565	1,837,358
5.00%, 08/01/35 (Call 08/01/26)	1,920	2,318,059
5.00%, 09/01/35 (Call 09/01/26)	3,985	4,825,017
5.00%, 04/01/36 (Call 04/01/24)	5,000	5,577,848
5.00%, 08/01/36 (Call 08/01/28)	1,890	2,394,115
5.00%, 09/01/36 (Call 09/01/26)	2,000	2,419,400
5.00%, 11/01/36 (Call 11/01/27)	3,290	4,122,157
5.00%, 08/01/37 (Call 08/01/28)	2,125	2,686,876
5.00%, 10/01/37 (Call 10/01/24)	3,100	3,523,670
5.00%, 11/01/37 (Call 11/01/28)	1,000	1,272,830
5.00%, 02/01/38 (Call 02/01/23)	4,545	4,841,278
5.00%, 08/01/38 (Call 08/01/26)	2,250	2,710,431
5.00%, 10/01/39 (Call 10/01/24)	1,250	1,418,776
5.00%, 10/01/39 (Call 10/01/29)	1,500	1,946,323
5.00%, 09/01/41 (Call 09/01/21)	380	380,620
5.00%, 10/01/41 (Call 10/01/21)	4,950	4,969,167
5.00%, 04/01/42 (Call 04/01/22)	1,470	1,510,089
5.00%, 09/01/42 (Call 09/01/22)	935	978,836
5.00%, 04/01/43 (Call 04/01/23)	1,010	1,082,816
5.00%, 11/01/43 (Call 11/01/23)	4,725	5,190,336
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,958,604
5.00%, 08/01/46 (Call 08/01/26)	1,500	1,800,529
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,203,699
5.00%, 12/01/46 (Call 12/01/30)	2,000	2,595,203
5.00%, 10/01/47 (Call 04/01/26)	2,850	3,381,453
5.00%, 11/01/47 (Call 11/01/27)	800	993,103
5.00%, 10/01/49 (Call 10/01/29)	2,000	2,560,303
5.25%, 09/01/22	2,815	2,959,797
5.25%, 10/01/22	600	633,421
5.25%, 02/01/23	500	536,278
5.25%, 09/01/25 (Call 09/01/21)	750	751,287
5.25%, 09/01/30 (PR 09/01/21)	2,000	2,000,000

Security	Par (000)	Value

California (continued)
5.25%, 09/01/31 (Call 09/01/21)	$3,000	$3,005,147
5.25%, 08/01/32 (AGM)	1,825	2,571,192
Series A, 5.00%, 10/01/21	965	968,832
Series A, 5.00%, 10/01/24	3,525	4,044,145
Series B, 5.00%, 09/01/21	1,000	1,000,000
Series B, 5.00%, 09/01/22	1,220	1,279,715
Series B, 5.00%, 08/01/24	815	928,921
Series B, 5.00%, 09/01/24	2,945	3,367,911
Series B, 5.00%, 09/01/25	1,880	2,230,573
Series B, 5.00%, 08/01/26	2,280	2,788,533
Series B, 5.00%, 09/01/26	790	968,733
Series B, 5.00%, 11/01/29	1,550	2,059,355
Series B, 5.00%, 11/01/31 (Call 11/01/30)	1,000	1,348,629
Series C, 5.00%, 08/01/27 (Call 08/01/26)	55	67,147
Series C, 5.00%, 08/01/32 (Call 02/01/25)	250	288,597
Series C, 5.00%, 08/01/33 (Call 02/01/25)	480	553,752
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	560,140
Ukiah Unified School District/CA GO, Series 2005, 0.00%, 08/01/28 (NPFGC)(a)	1,000	916,293
University of California RB
Series A, 5.00%, 05/15/44 (Call 05/15/24)	495	552,945
Series AF, 5.00%, 05/15/22	500	517,295
Series AF, 5.00%, 05/15/24 (Call 05/15/23)	675	730,013
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	2,500	2,700,623
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	1,000	1,079,356
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,000	1,080,964
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,305	3,569,042
Series AK, VRDN,5.00%, 05/15/48(b)(c)	4,465	4,835,303
Series AM, 5.00%, 05/15/28 (Call 05/15/24)	120	135,361
Series AM, 5.00%, 05/15/44 (PR 05/15/24)	205	231,629
Series AM, 5.25%, 05/15/38 (Call 05/15/24)	5,000	5,643,254
Series AO, 5.00%, 05/15/22	1,420	1,469,119
Series AO, 5.00%, 05/15/23	1,020	1,104,959
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,015	3,539,973
Series AO, 5.00%, 05/15/28 (Call 05/15/25)	400	469,324
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	3,000	3,500,581
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,162,450
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	970	1,158,851
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	2,150	2,562,002
Series AV, 4.00%, 05/15/45 (Call 05/15/27)	500	571,333
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,359,260
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	3,300	4,032,407
Series AV, 5.00%, 05/15/49 (Call 05/15/27)	1,500	1,830,695
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,492,899
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,000	1,238,903
Series AY, 5.00%, 05/15/25	300	352,479
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,244,901
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	2,135	2,638,200
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	4,650	5,742,938
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	500	575,699
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	945,798
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	3,705	4,610,280
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	250	310,130
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	628,917
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	2,500	3,146,330
Series BE, 4.00%, 05/15/37 (Call 05/15/30)	1,000	1,215,225
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	665	801,669
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	2,500	2,954,920
Series BE, 4.00%, 05/15/50 (Call 05/15/30)	1,500	1,767,029

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series BE, 5.00%, 05/15/35 (Call 05/15/30)	$1,000	$1,319,646
Series BE, 5.00%, 05/15/41 (Call 05/15/30)	2,000	2,578,388
Series BH, 3.00%, 05/15/22	100	102,054
Series BH, 4.00%, 05/15/46 (Call 05/15/31)	950	1,141,346
Series BH, 4.00%, 05/15/51 (Call 05/15/31)	3,020	3,611,854
Series G, 5.00%, 05/15/24 (PR 05/15/22)	15	15,513
Series G, 5.00%, 05/15/25 (PR 05/15/22)	485	501,585
Series G, 5.00%, 05/15/26 (PR 05/15/22)	240	248,207
Series G, 5.00%, 05/15/32 (Call 05/15/22)	390	403,478
Series G, 5.00%, 05/15/32 (PR 05/15/22)	335	346,456
Series G, 5.00%, 05/15/37 (Call 05/15/22)	710	734,537
Series G, 5.00%, 05/15/37 (PR 05/15/22)	660	682,570
Series G, 5.00%, 05/15/42 (Call 11/15/22)	3,050	3,155,404
Series I, 5.00%, 05/15/24	290	327,712
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	410,659
Series I, 5.00%, 05/15/29 (Call 05/15/25)	200	234,339
Series I, 5.00%, 05/15/31 (Call 05/15/25)	2,765	3,229,705
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	630,105
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	3,364,623
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	599,909
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	285,243
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,238,300
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,828,260
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	304,204
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	603,930
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,234,551
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	635,092
Series Q, 4.00%, 05/15/37 (Call 05/15/31)	3,360	4,140,307
Series Q, 4.00%, 05/15/51 (Call 05/15/31)	1,100	1,310,179
Series Q, 5.00%, 05/15/46 (Call 05/15/31)	7,390	9,604,705
Series S, 5.00%, 05/15/24 (Call 05/15/22)	520	537,971
Series S, 5.00%, 05/15/25 (Call 05/15/22)	515	532,798
Series S, 5.00%, 05/15/26 (Call 05/15/22)	260	268,985
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (PR 11/01/22)	500	528,491

Security	Par/ Shares (000)	Value

California (continued)
West Valley-Mission Community College District GO
Series A, 4.00%, 08/01/22	$715	$740,680
Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	279,279
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	990	811,473
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	1,001,725
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	500	248,320
Series C, 4.00%, 08/01/38 (PR 08/01/23)	500	537,075

		1,877,153,794

Total Municipal Debt Obligations — 98.8% (Cost: $1,787,805,150)		1,877,153,794

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Liquidity Funds California Money Fund Portfolio, 0.00%(d)(e)	19,149	19,160,429

Total Short-Term Investments — 1.0% (Cost: $19,160,429)		19,160,429

Total Investments in Securities — 99.8% (Cost: $1,806,965,579)		1,896,314,223

Other Assets, Less Liabilities — 0.2%		4,703,596

Net Assets — 100.0%		$1,901,017,819

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund Portfolio	$11,563,561	$7,596,867	(a)	$—	$7,212	$(7,211)	$19,160,429	19,149	$470	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® California Muni Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$1,877,153,794	$—	$1,877,153,794
Money Market Funds	19,160,429	—	—	19,160,429

	$19,160,429	$1,877,153,794	$—	$1,896,314,223

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.6%
Alabama Federal Aid Highway Finance Authority RB 5.00%, 09/01/22	$3,410	$3,577,612
5.00%, 09/01/24 (PR 09/01/22)	2,500	2,621,552
5.00%, 09/01/27 (Call 09/01/24)	1,710	1,953,347
5.00%, 09/01/30 (Call 09/01/24)	2,025	2,305,986
Series 2007-2, Class A4, 5.00%, 09/01/28 (Call 09/01/24)	3,500	3,998,079
Series A, 4.00%, 06/01/37 (Call 09/01/27)	5,290	6,205,440
Series A, 5.00%, 09/01/35 (Call 09/01/26)	8,575	10,359,410
Series A, 5.00%, 09/01/36 (Call 09/01/26)	7,000	8,457,318
Series B, 5.00%, 09/01/23	3,105	3,404,359
Series B, 5.00%, 09/01/24	3,940	4,501,969
Alabama Public School and College Authority RB Series A, 4.00%, 11/01/36 (Call 11/01/30)	1,000	1,228,866
Series A, 4.00%, 11/01/38 (Call 11/01/30)	1,605	1,953,281
Series A, 5.00%, 11/01/22	1,760	1,860,625
Series A, 5.00%, 11/01/26	1,000	1,230,741
Series A, 5.00%, 11/01/27	7,850	9,932,185
Series A, 5.00%, 11/01/29	1,500	1,988,752
Series A, 5.00%, 11/01/32 (Call 11/01/30)	5,000	6,694,581
Series A, 5.00%, 11/01/33 (Call 11/01/30)	6,300	8,405,331
Series A, 5.00%, 11/01/34 (Call 11/01/30)	11,000	14,628,559
Series A, 5.00%, 11/01/35 (Call 11/01/30)	7,300	9,681,059
Series A, 5.00%, 11/01/39 (Call 11/01/30)	13,805	18,057,220
Series B, 5.00%, 01/01/23	3,265	3,476,766
Series B, 5.00%, 01/01/24	3,500	3,894,526
Series B, 5.00%, 01/01/26 (Call 07/01/24)	6,125	6,948,324
Auburn University RB
Series A, 4.00%, 06/01/41 (Call 06/01/26)	3,375	3,804,673
Series A, 5.00%, 06/01/48 (Call 06/01/28)	4,000	4,881,324
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,025	1,244,261

		147,296,146

Alaska — 0.0%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/44 (PR 12/01/24)	2,000	2,242,399

Arizona — 1.3%
Arizona Department of Transportation State Highway Fund Revenue RB 5.00%, 07/01/24	1,035	1,175,386
5.00%, 07/01/25 (Call 07/01/24)	1,885	2,138,382
5.00%, 07/01/30 (Call 07/01/24)	2,000	2,257,913
5.00%, 07/01/33 (Call 07/01/24)	2,900	3,266,961
Series A, 5.00%, 07/01/22	4,650	4,838,833
Series A, 5.00%, 07/01/29 (PR 07/01/22)	3,205	3,334,946
Series A, 5.00%, 07/01/30 (PR 07/01/22)	2,000	2,080,782
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	750	821,562
Arizona State University RB
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,040,583
Series B, 5.00%, 07/01/47 (Call 07/01/26)	1,500	1,782,416
Arizona Transportation Board RB
5.00%, 07/01/22	2,750	2,861,675
5.00%, 07/01/23	10,795	11,754,398
5.00%, 07/01/24	2,320	2,634,682
Series A, 5.00%, 07/01/24	6,045	6,864,937

Security	Par (000)	Value

Arizona (continued)
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	$895	$942,537
Series A, 5.00%, 10/01/22 (ETM)	555	583,304
Series A, 5.00%, 10/01/25 (Call 10/01/24)	1,000	1,145,610
Series A, 5.00%, 10/01/26 (Call 10/01/24)	7,890	9,033,614
City of Mesa AZ Utility System Revenue RB, 4.00%, 07/01/32 (Call 07/01/26)	1,500	1,719,576
City of Phoenix AZ GO 4.00%, 07/01/24	1,050	1,162,166
4.00%, 07/01/25 (Call 07/01/24)	2,000	2,211,727
5.00%, 07/01/25	3,800	4,477,370
5.00%, 07/01/26	1,155	1,406,413
5.00%, 07/01/27 (Call 07/01/26)	9,100	11,061,365
City of Phoenix Civic Improvement Corp. RB 4.00%, 07/01/44 (Call 07/01/29)	4,800	5,604,057
5.00%, 07/01/38 (Call 07/01/26)	2,000	2,380,416
5.00%, 07/01/39 (Call 07/01/26)	2,215	2,630,546
5.00%, 07/01/44 (Call 07/01/29)	1,500	1,885,799
5.00%, 07/01/49 (Call 07/01/29)	5,000	6,266,666
Series A, 5.00%, 07/01/37 (Call 07/01/25)	2,000	2,328,217
Series A, 5.00%, 07/01/41 (Call 07/01/25)	2,000	2,319,972
Series A, 5.00%, 07/01/44 (Call 07/01/30)	11,750	15,189,337
Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,322,442
Series A, 5.00%, 07/01/45 (Call 07/01/29)	2,000	2,394,551
Series B, 4.00%, 07/01/28 (Call 07/01/24)	1,100	1,210,082
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,500	1,698,437
Series B, 5.00%, 07/01/27 (Call 07/01/24)	4,025	4,557,474
Series D, 5.00%, 07/01/35 (Call 07/01/27)	4,200	5,129,045
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	2,515	2,739,491
Salt River Project Agricultural Improvement & Power District RB 5.00%, 01/01/22	2,500	2,540,623
5.00%, 01/01/23	3,865	4,116,218
5.00%, 01/01/24	1,110	1,234,845
5.00%, 01/01/25	10,000	11,567,403
5.00%, 01/01/27	1,900	2,347,699
5.00%, 01/01/28	1,645	2,088,233
5.00%, 01/01/31 (Call 01/01/28)	3,585	4,500,313
5.00%, 01/01/38 (Call 01/01/28)	1,555	1,918,301
5.00%, 01/01/39 (Call 01/01/28)	8,000	9,850,142
5.00%, 01/01/47 (Call 01/01/30)	10,500	13,388,679
Series A, 4.00%, 01/01/38 (Call 01/01/27)	2,000	2,281,507
Series A, 5.00%, 01/01/22	2,395	2,433,917
Series A, 5.00%, 01/01/26	3,270	3,917,931
Series A, 5.00%, 12/01/26 (Call 12/01/21)	2,030	2,054,322
Series A, 5.00%, 01/01/27	2,000	2,471,262
Series A, 5.00%, 12/01/28 (Call 12/01/21)	2,075	2,099,861
Series A, 5.00%, 12/01/29 (Call 06/01/22)	1,635	1,693,614
Series A, 5.00%, 12/01/30 (Call 06/01/22)	2,500	2,588,469
Series A, 5.00%, 12/01/31 (Call 06/01/22)	15,115	15,647,560
Series A, 5.00%, 01/01/34 (Call 01/01/27)	10,000	12,161,003
Series A, 5.00%, 12/01/34 (Call 06/01/25)	2,500	2,909,455
Series A, 5.00%, 01/01/37 (Call 01/01/28)	1,955	2,416,194
Series A, 5.00%, 01/01/38 (Call 01/01/27)	5,100	6,153,033
Series A, 5.00%, 01/01/45 (Call 01/01/31)	19,900	25,965,271
Series A, 5.00%, 12/01/45 (Call 06/01/25)	6,000	6,956,029
State of Arizona COP
Series A, 5.00%, 10/01/21	3,000	3,011,836
Series A, 5.00%, 10/01/28	3,050	3,939,793

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Arizona (continued)
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	$1,500	$1,766,416

		293,273,599

Arkansas — 0.0%
State of Arkansas GO
5.00%, 06/15/22	2,000	2,076,719
5.00%, 04/01/26 (Call 10/01/24)	1,815	2,075,693

		4,152,412

California — 19.8%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	3,000	3,493,184
Alameda Corridor Transportation Authority RB
Series B, 5.00%, 10/01/34 (Call 10/01/26)	2,000	2,374,817
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,785	3,299,363
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	1,000	1,205,871
Series B, 5.00%, 10/01/37 (Call 10/01/26)	4,950	5,850,737
Alameda County Transportation Commission RB, 4.00%, 03/01/22	500	509,781
Allan Hancock Joint Community College District/CA GO
Series C, 0.00%, 08/01/44 (Call 08/01/38)(a)	7,500	6,723,052
Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	6,000	5,492,192
Alvord Unified School District GO
Series B, 0.00%, 08/01/36 (AGM)(a)	2,000	1,385,471
Series B, 0.00%, 08/01/43 (AGM)(a)	6,415	3,767,955
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/34 (PR 10/01/21)	2,000	2,007,772
5.00%, 10/01/35 (PR 10/01/21)	1,385	1,390,383
5.00%, 10/01/41 (PR 10/01/21)	1,600	1,606,219
Anaheim Public Financing Authority RB, Series C, 0.00%, 09/01/32 (AGM)(a)	3,040	2,517,084
Bay Area Toll Authority RB 4.00%, 04/01/33 (Call 04/01/27)	1,800	2,106,163
4.00%, 04/01/38 (Call 04/01/27)	5,005	5,799,926
4.00%, 04/01/42 (Call 04/01/27)	2,500	2,877,053
4.00%, 04/01/47 (Call 04/01/27)	13,500	15,442,001
5.00%, 04/01/28	1,600	2,033,619
VRDN,2.13%, 04/01/53 (Put 10/01/24)(b)(c)	2,000	2,102,882
Series A, VRDN,2.95%, 04/01/47 (Put 10/01/25)(b)(c)	1,000	1,097,866
Series B, VRDN,2.85%, 04/01/47 (Put 10/01/24)(b)(c)	4,000	4,313,575
Series F-1, 4.00%, 04/01/56 (Call 04/01/27)	2,600	2,975,110
Series F-1, 5.00%, 04/01/23 (PR 04/01/22)	1,910	1,964,531
Series F-1, 5.00%, 04/01/26 (PR 04/01/22)	1,045	1,074,835
Series F-1, 5.00%, 04/01/28 (PR 04/01/22)	1,860	1,913,104
Series F-1, 5.00%, 04/01/30 (PR 04/01/22)	2,000	2,057,101
Series F-1, 5.00%, 04/01/31 (PR 04/01/22)	1,315	1,352,544
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	3,000	3,377,093
Series H, 5.00%, 04/01/44 (Call 04/01/29)	2,000	2,508,677
Series H, 5.00%, 04/01/49 (Call 04/01/29)	2,000	2,494,676
Series S-4, 5.00%, 04/01/29 (PR 04/01/23)	1,090	1,174,148
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	2,000	2,154,400
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	1,750	1,885,100
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	2,250	2,432,580
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	370	400,024
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	7,310	8,384,597
Series S-8, 5.00%, 04/01/56 (Call 10/01/29)	9,000	11,310,385
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	4,500	4,822,204
Beverly Hills Unified School District CA GO, Series 2008, 0.00%, 08/01/33(a)	1,000	841,266

Security	Par (000)	Value

California (continued)
California Educational Facilities Authority RB 5.00%, 04/01/45 (Call 04/01/25)	$2,000	$2,285,060
5.00%, 10/01/49 (Call 04/01/26)	500	587,817
5.00%, 04/01/51	5,000	7,899,247
Series T-1, 5.00%, 03/15/39	1,015	1,473,737
Series U-2, 5.00%, 10/01/32	5,000	7,100,700
Series U-3, 5.00%, 06/01/43	9,730	14,558,081
Series U-6, 5.00%, 05/01/45	4,400	6,664,229
Series U-7, 5.00%, 06/01/46	13,250	20,249,683
Series V-1, 5.00%, 05/01/49	12,000	18,697,288
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	4,000	4,015,885
5.00%, 10/01/23	5,025	5,533,528
5.00%, 10/01/26	1,325	1,632,663
5.00%, 05/15/42 (Call 05/15/28)	1,500	1,835,940
5.00%, 10/01/43 (Call 04/01/28)	3,620	4,496,802
5.00%, 08/01/44 (Call 08/01/29)	3,800	4,777,506
5.00%, 08/01/49 (Call 08/01/29)	4,375	5,468,592
Series A, 4.00%, 10/01/45 (PR 10/01/26)	1,500	1,770,480
Series A, 5.00%, 07/01/23 (ETM) (AGM)	2,845	3,098,787
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	2,000	2,540,127
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	500	635,032
Series A, 5.00%, 10/01/41 (PR 10/01/26)	1,010	1,242,854
Series A, 5.13%, 07/01/37 (PR 07/01/26) (AMBAC)	5,710	7,002,525
California Municipal Finance Authority RB
5.00%, 01/01/48 (PR 01/01/28)	1,000	1,270,063
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,110	2,576,545
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	4,490	1,514,856
California State Public Works Board RB 3.00%, 09/01/31 (Call 09/01/27)	3,050	3,376,024
Series A, 5.00%, 04/01/22	1,845	1,897,125
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,175	2,472,600
Series A, 5.00%, 09/01/28 (Call 09/01/24)	2,600	2,953,246
Series A, 5.00%, 04/01/30 (Call 04/01/22)	5,500	5,655,387
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,540	1,745,772
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,710	1,758,311
Series A, 5.00%, 03/01/38 (Call 03/01/23)	5,120	5,470,771
Series A, 5.00%, 09/01/39 (Call 09/01/24)	1,000	1,129,144
Series B, 4.00%, 05/01/46 (Call 05/01/31)	3,500	4,178,322
Series B, 5.00%, 10/01/22	1,800	1,895,201
Series B, 5.00%, 10/01/25	1,960	2,328,688
Series B, 5.00%, 10/01/29 (Call 10/01/27)	4,000	5,019,522
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,750	3,114,981
Series C, 4.00%, 06/01/28 (Call 06/01/22)	200	205,763
Series C, 5.00%, 11/01/33 (Call 11/01/26)	4,230	5,152,876
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,000	1,216,472
Series D, 5.00%, 12/01/23 (Call 12/01/21)	1,500	1,517,782
Series D, 5.00%, 12/01/31 (Call 12/01/21)	750	758,891
Series D, 5.25%, 12/01/25 (Call 12/01/21)	1,345	1,361,775
Series F, 5.00%, 05/01/23	3,475	3,756,707
Series F, 5.00%, 05/01/25	6,595	7,721,948
Series F, 5.00%, 05/01/26 (Call 05/01/25)	3,215	3,759,241
Series F, 5.00%, 05/01/27 (Call 05/01/25)	4,280	4,999,406
Series G, 5.00%, 11/01/37 (Call 11/01/22)	3,175	3,343,861
Series H, 5.00%, 09/01/38 (PR 09/01/23)	1,000	1,097,107
Series I, 5.00%, 11/01/38 (Call 11/01/23)	6,830	7,504,206
Series I, 5.50%, 11/01/33 (Call 11/01/23)	3,000	3,331,867

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California State University RB
Series A, 4.00%, 11/01/28 (PR 11/01/22)	$1,700	$1,777,100
Series A, 4.00%, 11/01/34 (Call 11/01/25)	2,000	2,272,162
Series A, 4.00%, 11/01/34 (Call 05/01/26)	1,000	1,144,733
Series A, 4.00%, 11/01/35 (Call 05/01/26)	5,000	5,719,656
Series A, 4.00%, 11/01/37 (Call 05/01/26)	3,625	4,133,859
Series A, 4.00%, 11/01/38 (Call 05/01/26)	2,240	2,550,809
Series A, 4.00%, 11/01/45 (Call 05/01/26)	8,300	9,359,423
Series A, 5.00%, 11/01/21	2,840	2,862,987
Series A, 5.00%, 11/01/23	1,075	1,188,017
Series A, 5.00%, 11/01/24	1,000	1,150,930
Series A, 5.00%, 11/01/24 (PR 11/01/21)	1,250	1,260,006
Series A, 5.00%, 11/01/24 (PR 11/01/23)	2,445	2,702,208
Series A, 5.00%, 11/01/25 (Call 11/01/23)	1,425	1,574,906
Series A, 5.00%, 11/01/27 (PR 11/01/22)	1,190	1,257,808
Series A, 5.00%, 11/01/30 (Call 11/01/25)	3,000	3,560,719
Series A, 5.00%, 11/01/31 (Call 05/01/26)	500	602,538
Series A, 5.00%, 11/01/31 (Call 05/01/27)	1,500	1,858,717
Series A, 5.00%, 11/01/32 (Call 05/01/26)	2,000	2,406,053
Series A, 5.00%, 11/01/32 (PR 11/01/24)	8,000	9,220,908
Series A, 5.00%, 11/01/33 (Call 11/01/25)	1,500	1,774,904
Series A, 5.00%, 11/01/33 (PR 11/01/24)	2,500	2,881,534
Series A, 5.00%, 11/01/34 ( 11/01/24)	2,890	3,331,252
Series A, 5.00%, 11/01/34 (PR 11/01/24)	60	68,955
Series A, 5.00%, 11/01/35 (Call 11/01/25)	3,000	3,548,447
Series A, 5.00%, 11/01/36 (Call 05/01/27)	1,960	2,411,540
Series A, 5.00%, 11/01/37 (PR 11/01/22)	5,370	5,675,992
Series A, 5.00%, 11/01/38 (Call 11/01/25)	3,150	3,723,014
Series A, 5.00%, 11/01/39 (PR 11/01/24)	900	1,037,208
Series A, 5.00%, 11/01/41 (Call 05/01/26)	1,005	1,198,808
Series A, 5.00%, 11/01/42 (Call 05/01/27)	3,450	4,219,119
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,500	1,769,469
Series A, 5.00%, 11/01/43 (Call 11/01/28)	3,000	3,767,278
Series A, 5.00%, 11/01/44 (Call 11/01/29)	2,000	2,575,776
Series A, 5.00%, 11/01/44 (PR 11/01/24)	700	806,706
Series A, 5.00%, 11/01/45 (Call 05/01/26)	8,100	9,629,275
Series A, 5.00%, 11/01/47 (Call 05/01/27)	18,900	23,031,967
Series A, 5.00%, 11/01/48 (Call 11/01/28)	10,875	13,569,828
Series B-3, VRDN,4.00%, 11/01/51 (Put 05/01/23)(b)(c)	5,440	5,777,434
Series C, 3.00%, 11/01/51 (Call 11/01/30)	4,000	4,308,852
Series C, 4.00%, 11/01/45 (Call 11/01/30)	4,940	5,914,684
California Statewide Communities Development Authority RB, Series A, 5.00%, 05/15/42 (Call 05/15/27)	500	601,353
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (PR 08/01/26)	1,000	1,135,716
Centinela Valley Union High School District GO, Series B, 0.00%, 08/01/45 (Call 08/01/22) (AGM)(a)	4,000	1,022,244
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	1,750	1,908,026
Series A, 5.00%, 08/01/39 (Call 08/01/24)	6,065	6,820,103
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	2,000	2,320,758
4.00%, 08/01/34 (Call 08/01/26)	2,845	3,294,426
Series 2016, 5.00%, 08/01/29 (PR 08/01/23)	1,225	1,338,006
Series 2016, 5.00%, 08/01/31 (PR 08/01/23)	1,200	1,310,700
Series B, 5.00%, 08/01/22	6,940	7,251,992
Series B, 5.00%, 08/01/23	7,285	7,968,844
Series B, 5.00%, 08/01/24	3,250	3,710,422
Chaffey Community College District GO, Series A, 5.00%, 06/01/48 (Call 06/01/28)	2,300	2,848,313

Security	Par (000)	Value

California (continued)
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	$2,000	$2,171,661
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	8,000	9,133,203
City & County of San Francisco CA GO, Series R-1, 5.00%, 06/15/22 (Call 12/15/21)	1,100	1,115,414
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/49 (Call 05/15/29)	4,190	5,269,773
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,000	1,202,859
City of Los Angeles CA RB, 4.00%, 06/23/22	35,000	36,116,101
City of Los Angeles CA Wastewater System Revenue RB Series A, 5.00%, 06/01/26 (Call 06/01/23)	1,000	1,085,070
Series A, 5.00%, 06/01/34 (Call 06/01/23)	1,000	1,079,197
Series A, 5.00%, 06/01/43 (Call 06/01/23)	8,730	9,434,172
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,500	1,863,347
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,500	1,857,280
Series B, 5.00%, 06/01/22	2,625	2,721,736
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,015	3,120,766
Series B, 5.00%, 06/01/32 (Call 06/01/22)	400	413,970
Series C, 5.00%, 06/01/45 (Call 06/01/25)	1,000	1,159,741
City of Los Angeles Department of Airports RB 5.00%, 05/15/48 (Call 05/15/29)	1,500	1,882,018
Series A, 5.00%, 05/15/30 (Call 11/15/29)	4,015	5,315,026
Series A, 5.00%, 05/15/31 (Call 11/15/29)	1,500	1,975,223
Series A, 5.00%, 05/15/35 (Call 11/15/29)	1,500	1,955,911
Series A, 5.00%, 05/15/36 (Call 11/15/29)	1,500	1,949,729
Series A, 5.00%, 05/15/38 (Call 11/15/29)	2,000	2,589,968
Series A, 5.00%, 05/15/40 (Call 11/15/29)	1,000	1,291,045
Series B, 4.00%, 05/15/40 (Call 05/15/30)	3,900	4,687,409
Series B, 5.00%, 05/15/24	2,000	2,258,339
Series B, 5.00%, 05/15/25	2,000	2,345,813
Series B, 5.00%, 05/15/29	2,000	2,630,144
Series B, 5.00%, 05/15/32 (Call 05/15/30)	2,000	2,661,038
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	517,078
Series B, 5.00%, 05/15/42 (Call 05/15/27)	4,390	5,388,900
Series B, 5.00%, 05/15/45 (Call 05/15/31)	7,000	9,080,602
Series C, 5.00%, 05/15/38 (Call 05/15/25)	3,100	3,592,455
Series E, 5.00%, 05/15/44 (Call 11/15/28)	2,000	2,511,046
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	1,690	1,964,104
City of Sacramento CA Water Revenue RB, Series WTR REV, 5.00%, 09/01/42 (PR 09/01/23)	9,750	10,696,793
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	4,500	5,530,582
5.00%, 11/01/29 (Call 11/01/26)	3,000	3,680,178
5.00%, 11/01/32 (Call 11/01/26)	4,250	5,196,587
5.00%, 11/01/34 (Call 11/01/26)	1,000	1,218,742
Series A, 4.00%, 11/01/39 (Call 11/01/26)	2,000	2,297,340
Series A, 5.00%, 11/01/30 (PR 11/01/21)	5,500	5,544,146
Series A, 5.00%, 11/01/32 (PR 11/01/21)	400	403,211
Series A, 5.00%, 11/01/33 (Call 11/01/26)	2,000	2,440,895
Series A, 5.00%, 11/01/35 (PR 05/01/22)	4,000	4,129,199
Series A, 5.00%, 11/01/37 (PR 05/01/22)	2,500	2,581,617
Series A, 5.00%, 11/01/41 (PR 11/01/21)	2,750	2,772,073
Series A, 5.00%, 11/01/43 (PR 05/01/22)	1,000	1,032,647
Series A, 5.00%, 11/01/50 (Call 11/01/30)	9,325	12,024,279
Series B, 5.00%, 11/01/50 (Call 11/01/27)	3,500	4,315,416
Series C, 4.00%, 11/01/50 (Call 11/01/30)	14,000	16,692,200
Series D, 5.00%, 11/01/34 (Call 11/01/27)	2,000	2,502,880

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series REF, 5.00%, 11/01/25 (Call 05/01/25)	$3,500	$4,099,476
Series REF, 5.00%, 11/01/31 (Call 05/01/25)	2,000	2,335,374
Series REF, 5.00%, 11/01/32 (Call 05/01/25)	2,000	2,335,374
Series REF, 5.00%, 11/01/36 (Call 05/01/25)	1,255	1,459,960
City of San Jose CA GO
Series A, 5.00%, 09/01/43 (Call 03/01/31)	3,880	5,087,718
Series A, 5.00%, 09/01/44 (Call 03/01/31)	4,015	5,252,325
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	5,000	6,285,387
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,106,136
Coast Community College District GO 0.00%, 08/01/34 (Call 08/01/25)(a)	2,000	1,338,731
4.00%, 08/01/32 (Call 08/15/25)	4,705	5,398,548
5.00%, 08/01/29 (PR 08/15/25)	2,000	2,373,430
Series A, 4.00%, 08/01/38 (PR 08/01/23)	2,000	2,148,301
Series A, 5.00%, 08/01/38 (PR 08/01/23)	7,080	7,740,292
Series B, 0.00%, 08/01/27 (AGM)(a)	6,475	6,162,488
Series B, 0.00%, 08/01/28(a)	5,000	4,664,094
Series D, 4.00%, 08/01/42 (Call 08/01/27)	2,000	2,310,375
Series F, 0.00%, 08/01/41 (Call 08/01/29)(a)	1,000	593,302
Series F, 0.00%, 08/01/42 (Call 08/01/29)(a)	1,000	571,217
Contra Costa Community College District GO
Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	12,655	13,835,226
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	26,965	29,506,068
County of Riverside CA RB, 2.00%, 06/30/22	2,500	2,540,119
County of Sacramento CA Airport System Revenue RB, Series A, 5.00%, 07/01/41 (Call 07/01/26)	3,500	4,167,563
County of Santa Clara CA GO
Series B, 4.00%, 08/01/39 (Call 08/01/22)	2,250	2,318,441
Series C, 4.00%, 08/01/38 (Call 08/01/27)	3,015	3,515,933
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	205	205,000
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	545	545,000
Desert Community College District GO, 4.00%, 08/01/39 (Call 08/01/27)	3,500	4,017,807
East Bay Municipal Utility District Water System Revenue RB
Series A, 4.00%, 06/01/34 (Call 06/01/25)	14,315	16,135,960
Series A, 5.00%, 06/01/27 (Call 06/01/25)	4,000	4,704,020
Series A, 5.00%, 06/01/36 (Call 06/01/25)	1,925	2,246,527
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,955	3,638,074
Series A, 5.00%, 06/01/45 (Call 06/01/27)	7,240	8,917,648
Series A, 5.00%, 06/01/49 (Call 06/01/29)	4,750	6,040,573
Series B, 5.00%, 06/01/23	1,000	1,085,070
Series B, 5.00%, 06/01/25	3,595	4,230,687
Series B, 5.00%, 06/01/31 (Call 06/01/27)	2,000	2,488,093
Series B, 5.00%, 06/01/34 (Call 06/01/27)	2,800	3,463,808
Series B, 5.00%, 06/01/36 (Call 06/01/27)	2,105	2,594,248
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	7,125	8,770,846
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,500	1,846,856
El Camino Community College District Foundation (The) GO Series A, 4.00%, 08/01/45 (Call 08/01/26)	2,000	2,275,767
Series C, 0.00%, 08/01/32(a)	200	168,433
Series C, 0.00%, 08/01/34(a)	8,415	6,734,982
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	500	560,823
Elk Grove Unified School District GO, Series 2016, 4.00%, 08/01/46 (Call 08/01/26)	3,000	3,394,237

Security	Par (000)	Value

California (continued)
Escondido Union High School District GO Series C, 0.00%, 08/01/46(a)	$1,905	$995,460
Series C, 0.00%, 08/01/51(a)	2,850	1,343,289
Foothill-De Anza Community College District GO 4.00%, 08/01/40 (Call 08/01/26)	4,000	4,544,169
Series A, 0.00%, 08/01/34(a)	2,500	2,044,932
Foothill-Eastern Transportation Corridor Agency RB 0.00%, 01/15/34 (AGM)(a)	4,500	3,532,309
0.00%, 01/15/35 (AGM)(a)	1,700	1,296,914
Series A, 0.00%, 01/01/23 (ETM)(a)	500	498,606
Series A, 0.00%, 01/01/25 (ETM)(a)	200	197,684
Series A, 0.00%, 01/01/26 (ETM)(a)	1,500	1,465,376
Series A, 0.00%, 01/01/28 (ETM)(a)	4,450	4,214,698
Series A, 0.00%, 01/01/30 (ETM)(a)	1,000	914,938
Series A, 0.00%, 01/15/36 (AGM)(a)	2,000	1,477,616
Series A, 0.00%, 01/15/37 (AGM)(a)	1,000	716,800
Series A, 4.00%, 01/15/46 (Call 01/15/31)	25,500	29,611,970
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	2,000	2,195,369
Series A, 6.00%, 01/15/49 (PR 01/15/24)	1,500	1,707,469
Series A, 6.00%, 01/15/53 (PR 01/15/24)	5,125	5,833,852
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)(b)(c)	1,800	1,987,095
Fremont Union High School District GO 4.00%, 08/01/40 (Call 08/01/24)	2,000	2,188,522
Series A, 3.00%, 08/01/40 (Call 08/01/29)	3,825	4,187,314
Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,660	1,919,921
Series A, 5.00%, 08/01/44 (Call 08/01/27)	2,000	2,449,837
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (PR 09/01/25)	1,650	1,895,233
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	8,950	10,268,819
Hayward Unified School District GO, Series A, 5.00%, 08/01/44 (Call 08/01/28) (BAM)	2,300	2,861,726
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	2,000	1,900,625
Series B, 5.00%, 08/01/39 (PR 08/01/22)	1,500	1,567,264
Series C, 4.00%, 08/01/49 (Call 08/01/28)	6,600	7,641,441
Long Beach Unified School District GO
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	800	417,378
Series F, 4.00%, 08/01/36 (Call 08/01/29)	4,195	5,017,037
Los Angeles Community College District/CA GO 4.00%, 08/01/37 (Call 08/01/26)	8,815	10,172,364
5.00%, 08/01/38 (Call 08/01/26)	1,325	1,605,416
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,000	1,111,897
Series A, 4.00%, 08/01/33 (PR 08/01/24)	2,960	3,291,215
Series A, 5.00%, 08/01/22	1,000	1,044,861
Series A, 5.00%, 08/01/27 (PR 08/01/24)	3,400	3,879,268
Series A, 5.00%, 08/01/29 (PR 08/01/24)	10,505	11,985,796
Series A, 5.00%, 08/01/30 (PR 08/01/24)	9,435	10,764,968
Series A, 5.00%, 08/01/31 (PR 08/01/24)	2,000	2,281,922
Series C, 5.00%, 08/01/22	1,220	1,274,730
Series C, 5.00%, 06/01/26	1,000	1,218,155
Series K, 3.00%, 08/01/39 (Call 08/01/26)	2,145	2,313,174
Series K, 4.00%, 08/01/35 (Call 08/01/26)	1,750	2,026,857
Series K, 4.00%, 08/01/38 (Call 08/01/26)	1,540	1,774,482
Series K, 4.00%, 08/01/39 (Call 08/01/26)	2,500	2,876,163
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	2,305	2,661,941
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,246,050

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles County Metropolitan Transportation Authority RB
Series A, 4.00%, 06/01/36 (Call 06/01/31)	$2,000	$2,507,842
Series A, 4.00%, 06/01/39 (Call 06/01/31)	2,000	2,485,466
Series A, 5.00%, 06/01/22	2,225	2,306,824
Series A, 5.00%, 06/01/23	3,865	4,195,219
Series A, 5.00%, 06/01/24	3,120	3,537,683
Series A, 5.00%, 07/01/25	4,085	4,823,457
Series A, 5.00%, 06/01/26	1,500	1,829,607
Series A, 5.00%, 06/01/28	4,000	5,168,634
Series A, 5.00%, 06/01/30	1,250	1,693,751
Series A, 5.00%, 06/01/31 (Call 06/01/30)	4,000	5,382,564
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,500	1,816,195
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	3,347,167
Series A, 5.00%, 06/01/33 (Call 06/01/27)	2,380	2,957,245
Series A, 5.00%, 06/01/33 (Call 06/01/30)	4,035	5,376,209
Series A, 5.00%, 06/01/33 (Call 06/01/31)	2,000	2,728,227
Series A, 5.00%, 06/01/35 (Call 06/01/30)	1,500	1,983,113
Series A, 5.00%, 06/01/36 (Call 06/01/26)	4,400	5,297,651
Series A, 5.00%, 06/01/36 (Call 06/01/30)	8,025	10,575,020
Series A, 5.00%, 06/01/37 (Call 06/01/30)	4,775	6,273,589
Series A, 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,539,277
Series A, 5.00%, 07/01/39 (Call 07/01/27)	10,000	12,339,275
Series A, 5.00%, 07/01/39 (Call 07/01/31)	10,000	13,441,513
Series A, 5.00%, 07/01/40 (Call 07/01/27)	8,000	9,861,605
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,585	3,174,482
Series A, 5.00%, 07/01/44 (Call 07/01/28)	4,000	5,019,134
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37 (Call 08/01/22)	1,000	1,042,972
Series D, 4.00%, 12/01/40 (Call 12/01/25)	3,765	4,226,004
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	2,000	2,552,579
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/28 (Call 01/01/25)	2,000	2,306,986
Series A, 5.00%, 07/01/33 (Call 01/01/25)	1,000	1,148,822
Series A, 5.00%, 07/01/42 (Call 01/01/27)	7,495	9,043,993
Series A, 5.00%, 07/01/46 (Call 01/01/26)	7,050	8,287,339
Series A, 5.00%, 07/01/49 (Call 01/01/29)	5,070	6,372,871
Series A, 5.25%, 07/01/49 (Call 01/01/29)	2,500	3,194,018
Series B, 5.00%, 01/01/24 (Call 12/01/23)	1,815	2,013,806
Series B, 5.00%, 07/01/30 (Call 07/01/23)	1,500	1,629,549
Series B, 5.00%, 07/01/31 (Call 01/01/29)	4,000	5,157,564
Series B, 5.00%, 07/01/32 (Call 01/01/24)	1,145	1,268,106
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,750	2,249,770
Series B, 5.00%, 07/01/36 (Call 01/01/27)	2,000	2,429,570
Series B, 5.00%, 07/01/42 (Call 01/01/26)	1,095	1,292,300
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,415	4,584,076
Series B, 5.00%, 07/01/43 (Call 01/01/24)	1,780	1,963,041
Series B-8, VRDN,0.01%, 07/01/34 (Put 09/01/21)(b)(c)	8,000	8,000,000
Series C, 5.00%, 07/01/26 (Call 07/01/24)	1,315	1,492,964
Series C, 5.00%, 07/01/27 (Call 07/01/24)	500	567,515
Series C, 5.00%, 07/01/42 (Call 07/01/27)	2,000	2,450,989
Series C, 5.00%, 07/01/49 (Call 07/01/29)	1,250	1,592,031
Series D, 5.00%, 07/01/33 (Call 07/01/24)	1,035	1,169,724
Series D, 5.00%, 07/01/35 (Call 07/01/24)	2,985	3,369,935
Series D, 5.00%, 07/01/43 (Call 07/01/28)	1,725	2,152,919
Series D, 5.00%, 07/01/44 (Call 07/01/24)	9,455	10,634,312
Series E, 5.00%, 07/01/44 (Call 07/01/24)	7,515	8,452,338
Los Angeles Department of Water & Power RB
Series A, 5.00%, 07/01/25	3,500	4,131,235

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/26	$3,000	$3,661,060
Series A, 5.00%, 07/01/27	2,500	3,142,792
Series A, 5.00%, 07/01/28	4,000	5,164,211
Series A-1, VRDN,0.01%, 07/01/50 (Put 09/01/21)	20,000	20,000,000
Series B, 5.00%, 07/01/40 (Call 07/01/30)	5,690	7,416,166
Series B, 5.00%, 07/01/45 (Call 07/01/30)	4,000	5,150,364
Series B, 5.00%, 07/01/50 (Call 07/01/30)	13,000	16,660,201
Series D, 5.00%, 07/01/44 (Call 07/01/29)	13,000	16,630,623
Series D, 5.00%, 07/01/49 (Call 07/01/29)	16,500	21,014,808
Los Angeles Department of Water & Power Water System Revenue RB
Series A, 5.00%, 07/01/39 (Call 07/01/24)	1,420	1,601,829
Series A, 5.00%, 07/01/41 (Call 01/01/26)	2,000	2,360,366
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,422,281
Series A, 5.00%, 07/01/41 (Call 07/01/30)	1,500	1,955,669
Series A, 5.00%, 07/01/43 (Call 07/01/22)	3,925	4,076,654
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,700	6,711,043
Series A, 5.00%, 07/01/48 (Call 01/01/28)	3,000	3,678,950
Series A, 5.00%, 07/01/50 (Call 07/01/30)	8,570	11,015,510
Series A-1, VRDN,0.01%, 07/01/49 (Put 09/01/21)(b)(c)	20,000	20,000,000
Series B, 4.00%, 07/01/29	2,000	2,503,425
Series B, 4.00%, 07/01/30	2,000	2,538,684
Series B, 5.00%, 07/01/30 (Call 07/01/23)	4,445	4,832,324
Series B, 5.00%, 07/01/33 (Call 07/01/23)	2,500	2,714,470
Series B, 5.00%, 07/01/34 (Call 07/01/23)	1,200	1,302,484
Series B, 5.00%, 07/01/36 (Call 07/01/22)	1,000	1,039,751
Series B, 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,525,672
Series B, 5.00%, 07/01/41 (Call 01/01/31)	1,000	1,316,854
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,540	4,715,417
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,500	3,127,615
Series B, 5.00%, 07/01/46 (Call 01/01/26)	1,525	1,795,498
Series B, 5.00%, 07/01/46 (Call 01/01/31)	4,500	5,859,540
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,500	3,108,583
Series B, 5.00%, 07/01/49 (Call 01/01/31)	5,900	7,660,929
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,250	2,982,516
Series C, 5.00%, 07/01/37 (Call 07/01/30)	3,050	4,030,837
Series C, 5.00%, 07/01/38 (Call 07/01/30)	1,000	1,318,342
Series C, 5.00%, 07/01/40 (Call 07/01/30)	5,250	6,863,050
Series C, 5.00%, 07/01/41 (Call 07/01/30)	2,000	2,607,559
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/33 (Call 07/01/25)	1,000	1,123,204
Series A, 5.00%, 07/01/22	1,670	1,738,391
Series A, 5.00%, 07/01/23	8,695	9,474,487
Series A, 5.00%, 07/01/24	10,170	11,555,649
Series A, 5.00%, 07/01/25	6,650	7,846,554
Series A, 5.00%, 07/01/26	9,525	11,608,542
Series A, 5.00%, 07/01/28	5,000	6,435,969
Series A, 5.00%, 07/01/29	5,000	6,594,398
Series A, 5.00%, 07/01/29 (Call 07/01/25)	4,000	4,692,956
Series A, 5.00%, 07/01/40 (Call 07/01/25)	5,320	6,166,750
Series B, 5.00%, 07/01/27 (Call 07/01/26)	5,960	7,266,912
Series B-1, 5.00%, 07/01/26	5,350	6,520,284
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	4,000	4,995,145
Series B-1, 5.00%, 07/01/36 (Call 01/01/28)	2,000	2,482,905
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	10,835	13,396,247
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	2,000	2,488,489
Series C, 3.00%, 07/01/45 (Call 07/01/30)	10,000	10,789,702
Series C, 4.00%, 07/01/32 (Call 07/01/30)	5,000	6,271,166
Series C, 4.00%, 07/01/33 (Call 07/01/30)	4,750	5,900,592
Series C, 4.00%, 07/01/38 (Call 07/01/30)	5,500	6,637,626

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 4.00%, 07/01/39 (Call 07/01/30)	$10,000	$12,036,800
Series C, 4.00%, 07/01/40 (Call 07/01/30)	10,000	12,010,128
Series C, 4.00%, 07/01/44 (Call 07/01/30)	1,425	1,694,540
Series C, 5.00%, 07/01/22	9,420	9,805,773
Series C, 5.00%, 07/01/23	4,295	4,680,037
Series C, 5.00%, 07/01/24	1,580	1,795,273
Series C, 5.00%, 07/01/25 (Call 07/01/24)	2,050	2,327,435
Series C, 5.00%, 07/01/27 (Call 07/01/24)	200	226,519
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	847,399
Series D, 5.00%, 07/01/26 (Call 07/01/24)	1,550	1,757,408
Series RYQ, 4.00%, 07/01/36 (Call 07/01/30)	3,000	3,657,482
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	1,830	2,220,830
Series RYQ, 4.00%, 07/01/39 (Call 07/01/30)	2,565	3,087,439
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	15,200	18,075,089
Los Rios Community College District GO
Series E, 3.00%, 08/01/24	1,500	1,624,819
Series E, 3.00%, 08/01/25	2,000	2,212,113
Mendocino-Lake Community College District GO, Series B, 0.00%, 08/01/51 (AGM)(a)	750	320,770
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/24	2,000	2,273,108
Series A, 5.00%, 07/01/26	1,000	1,221,427
Series A, 5.00%, 07/01/28 (Call 07/01/25)	8,695	10,183,206
Series A, 5.00%, 10/01/29 (Call 04/01/22)	1,850	1,901,884
Series A, 5.00%, 07/01/34 (Call 01/01/29)	8,000	10,316,334
Series A, 5.00%, 10/01/45 (Call 10/01/29)	3,000	3,854,381
Series A, 5.00%, 10/01/46 (Call 04/01/31)	2,000	2,633,915
Series A, 5.00%, 10/01/51 (Call 04/01/31)	27,000	35,402,370
Series A-2, VRDN,0.01%, 07/01/37 (Put 08/31/21)(b)(c)	5,000	5,000,000
Series C, 5.00%, 10/01/26 (Call 10/01/21)	200	200,789
Series C, 5.00%, 10/01/27	1,000	1,270,622
Series C, 5.00%, 07/01/38 (Call 07/01/30)	9,700	12,826,058
Series C, 5.00%, 07/01/39 (Call 07/01/30)	2,500	3,297,213
Series C, 5.00%, 07/01/40 (Call 07/01/30)	3,000	3,936,347
Series E, 5.00%, 07/01/23	1,015	1,106,189
Series G, 5.00%, 07/01/28 (Call 07/01/22)	560	582,741
Miracosta Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	17,405	20,911,859
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	2,530	2,865,821
Series E, 5.00%, 06/01/37 (Call 08/01/22)	7,880	8,209,706
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,187,932
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	12,830	14,684,317
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,000	1,182,492
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	800	922,680
Series B, 5.00%, 11/01/30 (Call 11/01/26)	2,000	2,444,312
Newport Mesa Unified School District GO 0.00%, 08/01/43 (Call 08/01/27)(a)	1,500	726,426
0.00%, 08/01/44 (Call 08/01/27)(a)	1,125	521,923
0.00%, 08/01/45 (Call 08/01/27)(a)	2,500	1,110,870
Series 2005, 0.00%, 08/01/34(a)	1,500	1,233,265
Series 2005, 0.00%, 08/01/36(a)	1,400	1,096,066
Series 2005, 0.00%, 08/01/38(a)	3,500	2,601,757
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	1,000	1,201,705
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	2,825	3,305,226

Security	Par (000)	Value

California (continued)
Ohlone Community College District GO, Series C, 4.00%, 08/01/41 (Call 08/01/26)	$5,000	$5,722,512
Orange County Local Transportation Authority RB 5.00%, 02/15/40 (Call 02/15/29)	19,805	25,066,541
5.00%, 02/15/41 (Call 02/15/29)	1,500	1,894,147
Palomar Community College District GO 4.00%, 08/01/45 (Call 08/01/27)	1,900	2,158,732
Series C, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,098,887
Series D, 5.25%, 08/01/45 (Call 08/01/27)	1,000	1,251,351
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/42(a)	1,205	769,214
Series D, 0.00%, 08/01/46(a)	2,500	1,342,298
Port of Los Angeles RB, Series B, 5.00%, 08/01/44 (Call 08/01/24)	2,430	2,717,718
Poway Unified School District GO 0.00%, 08/01/33(a)	1,000	819,669
0.00%, 08/01/36(a)	13,250	9,982,346
0.00%, 08/01/41(a)	1,500	960,594
0.00%, 08/01/46(a)	5,500	2,761,554
0.00%, 08/01/51(a)	1,250	542,423
Series B, 0.00%, 08/01/34(a)	4,630	3,681,998
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	8,060	10,996,496
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (Call 11/01/25)	1,000	1,181,306
Riverside County Transportation Commission RB
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,500	1,634,265
Series A, 5.75%, 06/01/48 (Call 06/01/23)	2,000	2,155,819
Series B, 5.00%, 06/01/35 (Call 12/01/27)	1,000	1,256,566
Series B, 5.00%, 06/01/37 (Call 12/01/27)	2,355	2,953,562
Series B, 5.00%, 06/01/39 (Call 12/01/27)	2,960	3,698,527
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,383,180
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	440	572,053
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/27	1,000	1,270,875
5.00%, 12/01/29	1,000	1,332,893
5.00%, 12/01/30	400	544,619
5.00%, 12/01/33 (Call 12/01/31)	4,000	5,516,459
Series A, 5.00%, 12/01/44 (Call 06/01/24)	2,000	2,235,461
Series A, 5.00%, 12/01/45 (Call 12/01/30)	8,540	11,129,754
Series A, 5.00%, 12/01/50 (Call 12/01/30)	2,500	3,242,233
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	17,935	19,493,526
Series A, VRDN,5.00%, 08/15/49 (Put 04/20/23)(b)(c)	6,500	6,996,209
Series B, VRDN,5.00%, 08/15/49 (Put 04/18/25)(b)(c)	2,500	2,915,479
Series D, 5.00%, 08/15/23	2,740	2,998,948
Series E, 5.00%, 08/15/24	1,520	1,736,144
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,500	1,929,058
Series G, 5.00%, 08/15/40 (Call 08/15/29)	2,000	2,566,984
Series H, 4.00%, 08/15/40 (Call 08/15/30)	2,500	3,039,321
Series H, 4.00%, 08/15/45 (Call 08/15/30)	4,575	5,475,240
Series H, 5.00%, 08/15/50 (Call 08/15/30)	32,230	41,608,633
San Diego Association of Governments RB, 5.00%, 11/15/25 (Call 11/15/24)	6,025	6,929,899
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	10,000	12,128,632

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego Community College District GO 5.00%, 08/01/28 (Call 08/01/26)	$1,000	$1,221,949
5.00%, 08/01/30 (Call 08/01/26)	3,500	4,252,083
5.00%, 08/01/31 (Call 08/01/26)	8,000	9,714,713
Series 2002, 5.00%, 08/01/30 (PR 08/01/23)	1,250	1,366,577
Series 2006, 5.00%, 08/01/43 (PR 08/01/23)	4,505	4,925,144
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/29)	520	609,780
Series A, 5.00%, 07/01/34 (Call 07/01/29)	4,850	6,170,196
Series A, 5.00%, 07/01/36 (Call 07/01/29)	1,450	1,836,111
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,250	1,353,152
Series A, 5.00%, 07/01/44 (Call 07/01/29)	1,600	1,990,134
Series A, 5.00%, 07/01/49 (Call 07/01/29)	600	742,027
San Diego County Regional Transportation
Commission RB
Series A, 5.00%, 04/01/41 (Call 04/01/26)	10,230	12,183,348
Series A, 5.00%, 04/01/42 (PR 04/01/22)	2,000	2,057,101
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,270	2,686,560
Series A, 5.00%, 04/01/48 (PR 04/01/22)	5,860	6,027,305
Series B, 5.00%, 04/01/48 (Call 04/01/31)	2,140	2,790,950
Series C, VRDN,0.01%, 04/01/38 (Put 08/31/21)(b)(c)	10,000	10,000,000
San Diego County Water Authority RB 5.00%, 05/01/31 (PR 11/01/22)	1,735	1,833,863
5.00%, 05/01/34 (PR 11/01/22)	1,000	1,056,982
Series B, 4.00%, 05/01/33 (Call 05/01/31)	3,500	4,452,134
Series B, 4.00%, 05/01/35 (Call 05/01/31)	3,000	3,785,613
Series B, 4.00%, 05/01/37 (Call 05/01/31)	3,500	4,381,448
Series S1, 5.00%, 05/01/28 (Call 03/15/28)	4,100	5,264,118
San Diego Public Facilities Financing Authority RB 5.00%, 05/15/22	1,025	1,060,530
5.00%, 05/15/23	2,585	2,800,777
5.00%, 05/15/25	2,525	2,967,723
Series A, 4.00%, 08/01/36 (Call 08/01/30)	1,350	1,656,123
Series A, 4.00%, 08/01/37 (Call 08/01/30)	2,250	2,751,657
Series A, 4.00%, 08/01/45 (Call 08/01/30)	500	596,158
Series A, 5.00%, 05/15/29 (Call 05/15/26)	2,500	3,026,661
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,873,083
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,810	2,099,267
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,500	3,050,784
San Diego Unified School District/CA GO
Series C, 0.00%, 07/01/30(a)	1,550	1,401,928
Series C, 0.00%, 07/01/35(a)	2,380	1,881,779
Series C, 0.00%, 07/01/36(a)	1,500	1,146,934
Series C, 0.00%, 07/01/37(a)	700	517,430
Series C, 0.00%, 07/01/38(a)	3,000	2,149,310
Series C, 0.00%, 07/01/43(a)	4,140	2,548,192
Series C, 0.00%, 07/01/44(a)	2,165	1,291,574
Series C, 0.00%, 07/01/45(a)	4,590	2,649,699
Series C, 0.00%, 07/01/46(a)	275	154,133
Series C, 0.00%, 07/01/47(a)	1,405	764,941
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	3,250	3,659,587
Series C, 5.00%, 07/01/35 (Call 07/01/23)	1,715	1,861,466
Series D-2, 4.00%, 07/01/50 (Call 07/01/30)	4,840	5,787,520
Series D-2, 5.00%, 07/01/22	1,000	1,040,953
Series E, 0.00%, 07/01/42(a)	5,850	5,716,476
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,800	3,729,376
Series E, 0.00%, 07/01/49(a)	7,640	3,920,730
Series F-1, 5.25%, 07/01/28 (AGM)	1,000	1,305,401
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	4,000	1,790,842
Series I, 4.00%, 07/01/47 (Call 07/01/27)	11,400	13,110,540

Security	Par (000)	Value

California (continued)
Series I, 5.00%, 07/01/41 (Call 07/01/27)	$3,175	$3,906,570
Series I, 5.00%, 07/01/47 (Call 07/01/27)	6,500	7,949,268
Series L, 4.00%, 07/01/49 (Call 07/01/29)	13,000	15,338,302
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	15,500	16,628,668
Series M-2, 4.00%, 07/01/50 (Call 07/01/30)	22,710	27,155,905
Series M-2, 5.00%, 07/01/22	13,325	13,870,693
Series R-1, 0.00%, 07/01/31(a)	2,000	1,765,962
Series R-2, 0.00%, 07/01/40(a)	3,475	4,148,719
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	5,000	5,884,994
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	2,000	2,432,138
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	1,000	1,150,988
San Diego Unified School District/CA RB, Series A, 4.00%, 06/30/22	6,500	6,712,231
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 08/01/23)	1,000	1,074,151
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	800	893,365
San Francisco Bay Area Rapid Transit District GO
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,500	1,736,488
Series A, 5.00%, 08/01/47 (Call 08/01/27)	3,000	3,655,095
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	5,000	5,993,204
Series C-1, 3.00%, 08/01/50 (Call 08/01/29)	8,500	9,079,113
Series C-1, 4.00%, 08/01/45 (Call 08/01/29)	2,640	3,157,079
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,885	3,258,354
Series S, 4.00%, 08/01/37 (Call 08/01/27)	8,420	9,836,311
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,800	1,905,145
Series A, 5.00%, 07/01/36 (PR 07/01/22)	1,000	1,040,326
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	1,000	1,031,859
Series B, 5.00%, 05/01/32 (Call 05/01/31)	3,150	4,266,684
Series B, 5.00%, 05/01/43 (Call 05/01/23)	2,000	2,150,272
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,000	2,234,308
Series B, 5.00%, 05/01/47 (Call 05/01/27)	3,500	4,245,839
Series B, 5.00%, 05/01/49 (Call 05/01/29)	7,785	9,704,920
Series C, 5.00%, 05/01/46 (Call 05/01/26)	4,065	4,827,513
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,500	3,074,603
Series F, 5.00%, 05/01/50 (Call 05/01/29)	22,605	28,159,738
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,330	1,547,972
Series B, 4.00%, 10/01/39 (Call 10/01/22)	3,500	3,625,042
Series B, 4.00%, 10/01/42 (Call 10/01/22)	25,000	25,845,715
Series C, VRDN,2.13%, 10/01/48 (Put 04/01/23)(b)(c)	3,000	3,088,263
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	3,805	4,293,294
San Joaquin County Transportation Authority RB, 4.00%, 03/01/41 (Call 03/01/27)	1,000	1,125,225
San Joaquin Hills Transportation Corridor Agency RB 0.00%, 01/01/25 (ETM)(a)	2,100	2,079,138
0.00%, 01/01/27 (ETM)(a)	1,075	1,028,569
Series A, 5.00%, 01/15/29 (Call 01/15/25)	1,000	1,145,447
Series A, 5.00%, 01/15/34 (Call 01/15/25)	2,680	3,034,565
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	8,987,998
Series A, 5.00%, 01/15/50 (Call 01/15/25)	7,500	8,382,227
San Jose Evergreen Community College District GO, Series C, 4.00%, 09/01/40 (PR 09/01/24)	7,500	8,360,790
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (PR 06/01/23)	8,165	8,852,715

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Jose Unified School District GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	$5,980	$5,351,687
San Marcos Unified School District GO
Series B, 0.00%, 08/01/47(a)	1,700	907,328
Series B, 0.00%, 08/01/51(a)	1,500	698,690
San Mateo County Community College District GO
Series A, 5.00%, 09/01/45 (PR 09/01/25)	1,000	1,188,365
Series B, 0.00%, 09/01/32 (NPFGC)(a)	3,515	3,010,509
Series B, 5.00%, 09/01/45 (Call 09/01/28)	8,710	10,992,398
Series C, 0.00%, 09/01/30 (NPFGC)(a)	4,295	3,847,016
San Mateo Foster City Public Financing Authority RB 4.00%, 08/01/44 (Call 08/01/29)	1,570	1,874,066
5.00%, 08/01/49 (Call 08/01/29)	2,200	2,798,594
Series B, 5.00%, 08/01/25	16,925	20,036,871
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	5,500	6,263,786
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	520,893
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	3,765	4,498,097
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	4,465	4,408,689
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/36(a)	2,500	1,733,950
Santa Clara Unified School District GO, Series 2018, 4.00%, 07/01/48 (Call 07/01/26)	15,000	17,156,407
Santa Clara Valley Water District RB, Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,000	1,174,009
Santa Monica Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/28)	6,000	6,995,420
Series A, 5.00%, 08/01/43 (Call 08/01/28)	3,500	4,357,402
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,500	1,667,845
Santa Monica-Malibu Unified School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/29)	4,000	4,700,378
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	3,110	3,280,108
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	4,000	4,523,118
Southern California Public Power Authority RB
Series A, 5.00%, 04/01/24 (Call 01/01/24)	5,000	5,564,851
Series C, 5.00%, 07/01/26 (Call 01/01/25)	1,500	1,734,568
Southern California Water Replenishment District RB, 4.00%, 08/01/45 (Call 08/01/25)	1,500	1,639,683
Southwestern Community College District GO
Series C, 0.00%, 08/01/46(a)	1,920	979,164
Series D, 5.00%, 08/01/44 (PR 08/01/25)	2,000	2,369,772
State of California Department of Water Resources Power Supply Revenue RB, Series O, 5.00%, 05/01/22	13,250	13,682,573
State of California Department of Water Resources RB
Series AS, 5.00%, 12/01/24	2,690	3,110,531
Series AS, 5.00%, 12/01/24 (ETM)	10	11,532
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	1,025	1,185,593
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	1,040	1,202,943
Series AS, 5.00%, 12/01/28 (PR 12/01/24)	1,065	1,231,861
Series AW, 5.00%, 12/01/30 (Call 12/01/26)	4,000	4,916,500
Series AW, 5.00%, 12/01/33 (PR 12/01/26)	1,000	1,236,855
Series AX, 5.00%, 12/01/27	1,000	1,276,518
Series BA, 5.00%, 12/01/34 (Call 06/01/29)	6,680	8,700,789
Series BB, 5.00%, 12/01/22	1,045	1,108,983
Series BB, 5.00%, 12/01/23	10,000	11,100,142
Series BB, 5.00%, 12/01/25	4,040	4,844,084

Security	Par (000)	Value

California (continued)
Series BB, 5.00%, 12/01/27	$3,000	$3,829,553
Series BB, 5.00%, 12/01/28	2,000	2,620,439
Series BB, 5.00%, 12/01/30	2,000	2,735,826
Series BB, 5.00%, 12/01/34 (Call 12/01/30)	7,225	9,747,443
Series BB, 5.00%, 12/01/35 (Call 12/01/30)	1,250	1,682,821
State of California GO
2.38%, 12/01/43 (Call 12/01/30)	3,075	3,123,504
3.00%, 03/01/28	2,500	2,875,122
3.00%, 10/01/34 (Call 10/01/29)	2,305	2,605,070
3.00%, 10/01/35 (Call 10/01/29)	3,000	3,379,499
3.00%, 10/01/36 (Call 10/01/29)	1,500	1,673,299
3.00%, 10/01/37 (Call 10/01/29)	2,635	2,918,169
3.00%, 10/01/49 (Call 10/01/29)	1,000	1,069,517
3.00%, 11/01/50 (Call 11/01/30)	10,860	11,687,301
4.00%, 12/01/22	3,335	3,497,201
4.00%, 05/01/23	1,475	1,570,064
4.00%, 10/01/23	2,000	2,160,857
4.00%, 03/01/24	1,505	1,648,867
4.00%, 10/01/24	6,870	7,670,912
4.00%, 11/01/25	6,465	7,447,526
4.00%, 04/01/26	3,735	4,349,981
4.00%, 09/01/28 (Call 09/01/26)	1,250	1,460,377
4.00%, 08/01/31 (Call 08/01/26)	5,000	5,804,763
4.00%, 09/01/31 (Call 09/01/26)	1,010	1,175,000
4.00%, 08/01/32 (Call 08/01/26)	2,000	2,317,179
4.00%, 09/01/32 (Call 09/01/26)	3,000	3,483,128
4.00%, 09/01/33 (Call 09/01/26)	4,035	4,674,880
4.00%, 11/01/33 (Call 11/01/27)	3,850	4,574,814
4.00%, 10/01/34 (Call 10/01/29)	4,850	5,952,380
4.00%, 11/01/34 (Call 11/01/27)	3,915	4,641,165
4.00%, 09/01/35 (Call 09/01/26)	9,575	11,057,998
4.00%, 11/01/35 (Call 11/01/27)	7,440	8,807,129
4.00%, 03/01/36 (Call 03/01/30)	3,000	3,652,910
4.00%, 09/01/36 (Call 09/01/26)	7,560	8,715,568
4.00%, 11/01/36 (Call 11/01/27)	8,000	9,453,256
4.00%, 03/01/37 (Call 03/01/30)	11,550	14,001,276
4.00%, 10/01/37 (Call 10/01/29)	2,000	2,440,665
4.00%, 03/01/38 (Call 03/01/30)	14,875	17,961,653
4.00%, 03/01/40 (Call 03/01/30)	21,210	25,453,987
4.00%, 11/01/41 (Call 11/01/25)	2,000	2,258,887
4.00%, 10/01/44 (Call 10/01/29)	11,655	13,996,575
4.00%, 11/01/44 (Call 11/01/24)	1,500	1,647,900
4.00%, 03/01/45 (Call 03/01/25)	6,500	7,182,963
4.00%, 08/01/45 (Call 08/01/25)	1,750	1,955,372
4.00%, 11/01/45 (Call 11/01/25)	1,000	1,124,703
4.00%, 03/01/46 (Call 03/01/30)	6,850	8,100,390
4.00%, 11/01/47 (Call 11/01/27)	15,750	18,273,342
4.00%, 03/01/50 (Call 03/01/30)	4,415	5,195,266
4.00%, 11/01/50 (Call 11/01/25)	6,575	7,376,752
4.50%, 12/01/43 (Call 12/01/23)	2,460	2,662,546
5.00%, 09/01/21	26,465	26,465,000
5.00%, 10/01/21	1,175	1,179,666
5.00%, 02/01/22	10,440	10,652,366
5.00%, 03/01/22	6,350	6,505,139
5.00%, 08/01/22	5,605	5,856,445
5.00%, 09/01/22	1,870	1,961,530
5.00%, 10/01/22	6,120	6,444,372
5.00%, 11/01/22	2,560	2,706,053
5.00%, 12/01/22	1,085	1,151,291
5.00%, 02/01/23	6,130	6,553,119

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 04/01/23	$12,105	$13,037,797
5.00%, 08/01/23	1,555	1,699,709
5.00%, 09/01/23	9,680	10,621,454
5.00%, 09/01/23 (Call 09/01/22)	5,000	5,243,987
5.00%, 10/01/23	2,170	2,389,603
5.00%, 10/01/23 (Call 10/01/21)	15	15,060
5.00%, 11/01/23	10,040	11,095,530
5.00%, 12/01/23	2,685	2,977,815
5.00%, 03/01/24	2,310	2,588,365
5.00%, 04/01/24	18,145	20,401,842
5.00%, 05/01/24	2,575	2,905,225
5.00%, 08/01/24	6,355	7,243,303
5.00%, 09/01/24 (Call 09/01/22)	4,970	5,212,750
5.00%, 10/01/24	6,895	7,910,463
5.00%, 11/01/24	5,790	6,663,886
5.00%, 12/01/24 (Call 12/01/23)	1,985	2,201,001
5.00%, 04/01/25	21,500	25,132,111
5.00%, 08/01/25	8,340	9,866,250
5.00%, 09/01/25	2,000	2,372,951
5.00%, 09/01/25 (Call 09/01/23)	1,000	1,096,200
5.00%, 10/01/25	30,685	36,512,042
5.00%, 10/01/25 (Call 10/01/24)	2,115	2,422,261
5.00%, 11/01/25	15,885	18,955,614
5.00%, 11/01/25 (Call 11/01/23)	5,765	6,363,134
5.00%, 12/01/25 (Call 12/01/23)	1,020	1,129,773
5.00%, 03/01/26 (Call 03/01/25)	3,810	4,434,272
5.00%, 04/01/26	13,170	15,936,086
5.00%, 08/01/26	4,520	5,528,144
5.00%, 10/01/26	7,125	8,759,232
5.00%, 10/01/26 (Call 10/01/24)	4,320	4,944,725
5.00%, 11/01/26	2,280	2,810,023
5.00%, 12/01/26	5,000	6,177,725
5.00%, 02/01/27 (Call 02/01/23)	1,000	1,069,172
5.00%, 03/01/27 (Call 03/01/25)	2,840	3,302,098
5.00%, 08/01/27	2,300	2,895,004
5.00%, 09/01/27 (Call 09/01/26)	6,205	7,595,062
5.00%, 10/01/27	5,935	7,504,543
5.00%, 10/01/27 (Call 10/01/24)	2,015	2,305,055
5.00%, 11/01/27	7,650	9,695,028
5.00%, 11/01/27 (Call 11/01/23)	2,300	2,540,746
5.00%, 04/01/28	8,800	11,262,881
5.00%, 08/01/28 (Call 08/01/25)	1,220	1,438,561
5.00%, 08/01/28 (Call 08/01/27)	2,760	3,457,537
5.00%, 09/01/28 (Call 09/21/21)	1,085	1,086,771
5.00%, 09/01/28 (Call 09/01/23)	1,000	1,097,046
5.00%, 09/01/28 (Call 09/01/26)	3,640	4,435,306
5.00%, 10/01/28	10,000	12,959,142
5.00%, 10/01/28 (Call 10/01/24)	2,000	2,286,567
5.00%, 11/01/28	4,000	5,194,187
5.00%, 11/01/28 (Call 11/01/27)	3,600	4,540,413
5.00%, 03/01/29	1,000	1,308,892
5.00%, 04/01/29	11,345	14,878,027
5.00%, 08/01/29 (Call 08/01/28)	2,635	3,387,870
5.00%, 09/01/29 (Call 09/21/21)	1,000	1,001,633
5.00%, 09/01/29 (Call 09/01/26)	6,755	8,227,178
5.00%, 10/01/29	1,500	1,989,299
5.00%, 10/01/29 (Call 04/01/23)	2,150	2,313,537
5.00%, 10/01/29 (Call 10/01/24)	4,675	5,341,748
5.00%, 10/01/29 (Call 04/01/26)	6,445	7,730,376
5.00%, 10/01/29 (Call 10/01/28)	15,000	19,364,493

Security	Par (000)	Value

California (continued)
5.00%, 11/01/29	$4,500	$5,978,772
5.00%, 11/01/29 (Call 11/01/23)	2,855	3,153,183
5.00%, 11/01/29 (Call 11/01/27)	5,455	6,875,647
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,321,625
5.00%, 04/01/30	4,650	6,228,412
5.00%, 08/01/30 (Call 08/01/25)	3,240	3,816,287
5.00%, 08/01/30 (Call 08/01/26)	1,800	2,184,836
5.00%, 08/01/30 (Call 08/01/27)	7,785	9,746,945
5.00%, 08/01/30 (Call 08/01/28)	4,000	5,124,915
5.00%, 09/01/30 (Call 09/21/21)	1,105	1,106,804
5.00%, 09/01/30 (Call 09/01/26)	1,000	1,216,837
5.00%, 10/01/30 (Call 10/01/24)	2,000	2,284,576
5.00%, 11/01/30 (Call 11/01/27)	8,780	11,072,723
5.00%, 12/01/30	2,000	2,716,755
5.00%, 02/01/31 (Call 02/01/22)	2,000	2,040,175
5.00%, 02/01/31 (Call 02/01/23)	1,500	1,600,213
5.00%, 04/01/31	1,000	1,366,265
5.00%, 04/01/31 (Call 04/01/29)	1,385	1,800,853
5.00%, 05/01/31 (Call 05/01/24)	1,310	1,469,782
5.00%, 08/01/31 (Call 08/01/24)	2,500	2,833,784
5.00%, 09/01/31 (Call 09/21/21)	2,500	2,504,081
5.00%, 09/01/31 (Call 09/01/26)	4,515	5,489,046
5.00%, 10/01/31 (Call 10/01/24)	2,540	2,898,045
5.00%, 11/01/31 (Call 11/01/23)	4,550	5,010,591
5.00%, 11/01/31 (Call 11/01/28)	3,000	3,859,254
5.00%, 12/01/31	1,000	1,386,161
5.00%, 12/01/31 (Call 12/01/23)	1,500	1,657,493
5.00%, 12/01/31 (Call 06/01/26)	2,500	3,011,330
5.00%, 02/01/32 (Call 02/01/22)	5,175	5,278,513
5.00%, 03/01/32 (Call 03/01/30)	2,500	3,307,411
5.00%, 04/01/32 (Call 04/01/29)	4,000	5,190,390
5.00%, 08/01/32 (Call 08/01/25)	6,000	7,059,517
5.00%, 08/01/32 (Call 08/01/26)	5,000	6,058,173
5.00%, 08/01/32 (Call 08/01/27)	5,000	6,243,314
5.00%, 09/01/32 (Call 09/01/26)	20,920	25,410,177
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,139,970
5.00%, 10/01/32 (Call 10/01/29)	1,630	2,142,645
5.00%, 11/01/32 (Call 11/01/23)	4,315	4,748,838
5.00%, 11/01/32 (Call 11/01/28)	3,500	4,490,162
5.00%, 11/01/32 (Call 11/01/30)	2,000	2,688,154
5.00%, 12/01/32 (Call 06/01/26)	2,100	2,527,332
5.00%, 02/01/33 (Call 02/01/22)	6,000	6,118,999
5.00%, 03/01/33 (Call 03/01/25)	2,500	2,895,405
5.00%, 03/01/33 (Call 03/01/30)	5,500	7,231,939
5.00%, 04/01/33 (Call 04/01/24)	4,815	5,382,033
5.00%, 04/01/33 (Call 04/01/29)	11,190	14,496,360
5.00%, 08/01/33 (Call 08/01/24)	2,000	2,264,531
5.00%, 08/01/33 (Call 08/01/25)	3,460	4,069,513
5.00%, 10/01/33 (Call 04/01/23)	1,000	1,073,581
5.00%, 10/01/33 (Call 04/01/24)	13,165	14,708,132
5.00%, 10/01/33 (Call 10/01/24)	2,820	3,214,715
5.00%, 09/01/34 (Call 09/01/26)	18,780	22,759,308
5.00%, 11/01/34 (Call 11/01/28)	4,035	5,161,003
5.00%, 12/01/34 (Call 06/01/26)	2,650	3,183,747
5.00%, 12/01/34 (Call 12/01/30)	4,730	6,307,611
5.00%, 03/01/35 (Call 03/01/30)	11,000	14,369,645
5.00%, 04/01/35 (Call 04/01/24)	2,500	2,790,979
5.00%, 08/01/35 (Call 08/01/24)	1,980	2,239,418
5.00%, 08/01/35 (Call 08/01/25)	1,000	1,174,031
5.00%, 08/01/35 (Call 08/01/26)	5,070	6,121,124

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 08/01/35 (Call 08/01/27)	$6,415	$7,986,033
5.00%, 09/01/35 (Call 09/01/26)	1,500	1,816,192
5.00%, 10/01/35 (Call 04/01/26)	4,375	5,221,275
5.00%, 03/01/36 (Call 03/01/30)	4,745	6,180,633
5.00%, 04/01/36 (Call 04/01/29)	7,500	9,660,891
5.00%, 08/01/36 (Call 08/01/26)	6,235	7,520,950
5.00%, 08/01/36 (Call 08/01/27)	2,215	2,753,060
5.00%, 09/01/36 (Call 09/01/22)	1,060	1,110,461
5.00%, 09/01/36 (Call 09/01/26)	3,415	4,131,125
5.00%, 11/01/36 (Call 11/01/27)	2,000	2,505,871
5.00%, 11/01/36 (Call 11/01/28)	3,590	4,580,940
5.00%, 12/01/36 (Call 12/01/30)	2,000	2,655,501
5.00%, 04/01/37 (Call 04/01/24)	3,500	3,901,618
5.00%, 04/01/37 (Call 04/01/29)	2,500	3,211,822
5.00%, 08/01/37 (Call 08/01/28)	2,625	3,319,082
5.00%, 10/01/37 (Call 10/01/24)	2,000	2,273,336
5.00%, 11/01/37 (Call 11/01/28)	5,000	6,364,148
5.00%, 02/01/38 (Call 02/01/22)	1,025	1,045,069
5.00%, 02/01/38 (Call 02/01/23)	2,100	2,236,894
5.00%, 04/01/38 (Call 04/01/29)	1,000	1,282,800
5.00%, 08/01/38 (Call 08/01/26)	6,500	7,830,135
5.00%, 10/01/39 (Call 04/01/26)	1,500	1,785,669
5.00%, 10/01/39 (Call 10/01/29)	2,885	3,743,427
5.00%, 11/01/39 (Call 11/01/28)	5,000	6,341,444
5.00%, 09/01/41 (Call 10/01/21)	8,565	8,578,982
5.00%, 10/01/41 (Call 10/01/21)	7,480	7,508,963
5.00%, 04/01/42 (Call 04/01/22)	4,175	4,288,857
5.00%, 09/01/42 (Call 09/01/22)	7,000	7,328,181
5.00%, 04/01/43 (Call 04/01/23)	13,000	13,937,240
5.00%, 11/01/43 (Call 11/01/23)	22,075	24,249,032
5.00%, 05/01/44 (Call 05/01/24)	1,000	1,114,614
5.00%, 10/01/44 (Call 10/01/24)	2,265	2,565,612
5.00%, 09/01/45 (Call 09/01/26)	16,275	19,599,061
5.00%, 09/01/46 (Call 09/01/26)	3,495	4,206,929
5.00%, 12/01/46 (Call 12/01/30)	9,240	11,989,838
5.00%, 10/01/47 (Call 04/01/26)	1,500	1,779,712
5.00%, 11/01/47 (Call 11/01/27)	4,250	5,275,859
5.25%, 09/01/22	9,275	9,752,086
5.25%, 02/01/23	250	268,139
5.25%, 09/01/23 (Call 10/01/21)	2,390	2,394,101
5.25%, 09/01/24 (Call 10/01/21)	7,000	7,012,011
5.25%, 09/01/25 (Call 10/01/21)	345	345,592
5.25%, 02/01/30 (Call 02/01/22)	5,000	5,106,243
5.25%, 08/01/30 (Call 08/01/25)	4,000	4,758,840
5.25%, 09/01/30 (PR 09/01/21)	6,375	6,375,000
5.25%, 09/01/31 (Call 10/01/21)	12,000	12,020,590
5.25%, 08/01/32 (AGM)	6,455	9,094,271
5.25%, 10/01/32 (Call 10/01/21)	2,500	2,510,204
5.25%, 04/01/35 (Call 04/01/22)	2,000	2,058,513
5.50%, 02/01/25	250	294,695
Series A, 5.00%, 09/01/22	1,800	1,888,104
Series A, 5.00%, 10/01/23	3,320	3,655,983
Series A, 5.00%, 10/01/24	15,270	17,518,894
Series A, 5.00%, 10/01/48 (Call 10/01/28)	15,050	18,772,691
Series B, 2.25%, 11/01/43 (Call 11/01/30)	5,000	5,026,589
Series B, 5.00%, 09/01/21	9,575	9,575,000
Series B, 5.00%, 09/01/22	1,000	1,048,946
Series B, 5.00%, 09/01/23	9,570	10,500,755
Series B, 5.00%, 08/01/24	4,745	5,408,257
Series B, 5.00%, 09/01/24	10,285	11,761,954

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 08/01/25	$4,070	$4,814,825
Series B, 5.00%, 09/01/26	3,485	4,273,460
Series B, 5.00%, 11/01/27	5,000	6,336,619
Series B, 5.00%, 11/01/28	8,300	10,777,938
Series B, 5.00%, 11/01/29	4,500	5,978,772
Series B, 5.00%, 11/01/31 (Call 11/01/30)	9,000	12,137,665
Series B, 5.00%, 11/01/32 (Call 11/01/30)	5,000	6,720,384
Series B, 5.00%, 11/01/35 (Call 11/01/30)	5,000	6,635,956
Series C, 5.00%, 08/01/26 (Call 02/01/25)	1,000	1,158,452
Series C, 5.00%, 09/01/26 (Call 09/01/25)	1,500	1,777,082
Series C, 5.00%, 08/01/27 (Call 02/01/25)	1,500	1,735,458
Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,740	2,124,294
Series C, 5.00%, 08/01/28 (Call 08/01/26)	4,325	5,256,704
Series C, 5.00%, 08/01/29 (Call 02/01/25)	2,500	2,889,659
Series C, 5.00%, 08/01/30 (Call 02/01/25)	7,000	8,085,878
Series C, 5.00%, 08/01/30 (Call 08/01/26)	2,325	2,822,080
Series C, 5.00%, 08/01/32 (Call 02/01/25)	1,580	1,823,933
Series C, 5.00%, 08/01/33 (Call 02/01/25)	2,000	2,307,302
Torrance Unified School District GO, Series T, 4.00%, 08/01/40 (Call 08/01/24)	1,000	1,083,988
Ukiah Unified School District/CA GO, Series 2005, 0.00%, 08/01/28 (NPFGC)(a)	3,750	3,436,101
University of California RB
Series AF, 5.00%, 05/15/29 (Call 05/15/23)	915	989,246
Series AF, 5.00%, 05/15/29 (PR 05/15/23)	615	664,933
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	6,495	7,016,219
Series AF, 5.00%, 05/15/36 (PR 05/15/23)	535	578,438
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	2,750	2,968,229
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	11,260	12,171,660
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	23,435	25,307,264
Series AK, VRDN,5.00%, 05/15/48(b)(c)	2,600	2,815,630
Series AL-2, VRDN,0.01%, 05/15/48 (Put 09/01/21)(b)(c)	9,000	9,000,000
Series AO, 5.00%, 05/15/22	1,525	1,577,751
Series AO, 5.00%, 05/15/23	1,625	1,760,352
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	5,000	5,870,602
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	8,615	10,052,503
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	5,000	5,973,458
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	12,845	15,306,472
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	10,000	12,219,416
Series AV, 5.00%, 05/15/49 (Call 05/15/27)	18,500	22,578,567
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,170	1,449,516
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	465	579,926
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	3,000	3,734,704
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	15,880	19,622,775
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	11,345	14,011,534
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	2,000	2,302,795
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	14,655	18,235,803
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	5,020	6,227,407
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	2,000	2,515,667
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	5,000	6,292,661
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	2,800	3,375,449
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	10,000	11,819,680
Series BE, 4.00%, 05/15/50 (Call 05/15/30)	11,000	12,958,212
Series BE, 5.00%, 05/15/34 (Call 05/15/30)	1,500	1,985,328
Series BE, 5.00%, 05/15/36 (Call 05/15/30)	1,500	1,969,990
Series BE, 5.00%, 05/15/39 (Call 05/15/30)	5,820	7,561,044
Series BE, 5.00%, 05/15/42 (Call 05/15/30)	1,000	1,285,680
Series BH, 4.00%, 05/15/46 (Call 05/15/31)	7,515	9,028,644
Series BH, 4.00%, 05/15/51 (Call 05/15/31)	2,000	2,391,956

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series G, 5.00%, 05/15/28 (Call 05/15/22)	$1,235	$1,277,680
Series G, 5.00%, 05/15/28 (PR 05/15/22)	1,005	1,039,368
Series G, 5.00%, 05/15/37 (Call 05/15/22)	1,380	1,427,691
Series G, 5.00%, 05/15/37 (PR 05/15/22)	5,860	6,060,392
Series I, 4.00%, 05/15/36 (Call 05/15/25)	1,000	1,115,432
Series I, 5.00%, 05/15/32 (Call 05/15/25)	3,070	3,582,262
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,785	4,245,033
Series M, 4.00%, 05/15/47 (Call 05/15/27)	4,580	5,225,651
Series M, 5.00%, 05/15/52 (Call 05/15/27)	9,250	11,255,531
Series O, 5.00%, 05/15/58 (Call 05/15/28)	3,000	3,703,652
Series O, 5.50%, 05/15/58 (Call 05/15/28)	2,000	2,540,367
Series Q, 4.00%, 05/15/51 (Call 05/15/31)	1,625	1,935,492
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (PR 11/01/22)	1,810	1,913,137
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	1,750	1,954,952
William S Hart Union High School District GO
Series B, 0.00%, 08/01/34 (AGM)(a)	4,825	3,866,658
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	1,500	744,960
Series C, 4.00%, 08/01/38 (PR 08/01/23)	1,635	1,756,236

		4,632,813,877

Colorado — 1.2%
Board of Governors of Colorado State University System RB
Series A, 4.00%, 03/01/49 (Call 03/01/25)	4,000	4,383,686
Series A, 5.00%, 03/01/38 (PR 03/01/22) (HERBIP)	500	512,176
Series E, 5.00%, 03/01/45 (PR 03/01/23) (HERBIP)	10,000	10,726,633
Series E-1, 5.00%, 03/01/47 (PR 03/01/25) (HERBIP)	1,000	1,162,839
Board of Water Commissioners City & County of Denver (The) RB
Series A, 4.00%, 09/15/42 (Call 09/15/27)	2,500	2,890,976
Series A, 5.00%, 09/15/47 (Call 09/15/27)	5,575	6,794,908
Series B, 5.00%, 09/15/30	5,495	7,456,960
City & County of Denver CO Airport System Revenue RB
Series B, 5.00%, 11/15/32 (PR 11/15/22)	2,335	2,470,448
Series B, 5.00%, 11/15/43 (Call 11/15/22)	250	263,797
Series B, 5.00%, 11/15/43 (Call 11/15/23)	3,000	3,292,895
Series B, 5.00%, 12/01/48 (Call 12/01/28)	2,000	2,482,372
City & County of Denver CO RB
Series A, 5.00%, 08/01/44 (Call 08/01/26)	9,500	11,202,421
Series A-1, 5.00%, 08/01/41 (Call 08/01/26)	1,000	1,185,501
City & County of Denver Co. Airport System Revenue RB
Series A, 5.00%, 11/15/24	1,050	1,208,792
Series B, 4.00%, 11/15/31 (Call 11/15/22)	2,310	2,415,233
Series D, VRDN,5.00%, 11/15/31(b)(c)	1,500	1,585,030
City & County of Denver Co. GO
Series B, 5.00%, 08/01/29	11,000	14,544,524
Series B, 5.00%, 08/01/30	24,375	32,918,618
City & County of Denver Co. RB, Series A, 4.00%, 08/01/46 (Call 08/01/26)	10,000	11,202,469
City of Aurora CO Water Revenue RB, 5.00%, 08/01/46 (Call 08/01/26)	19,380	23,628,962
City of Colorado Springs CO Utilities System Revenue RB
Series A-1, 5.00%, 11/15/24	3,000	3,454,733
Series A-1, 5.00%, 11/15/25	5,765	6,880,424
Series A-3, 5.00%, 11/15/22	1,995	2,112,084
Colorado State Education Loan Program RB, Series A, 4.00%, 06/29/22	25,000	25,813,545

Security	Par (000)	Value

Colorado (continued)
County of Adams CO COP, 4.00%, 12/01/45 (Call 12/01/25)	$700	$770,553
Denver City & County School District No. 1 GO
5.00%, 12/01/22 (SAW)	3,500	3,714,751
5.00%, 12/01/37 (Call 12/01/26) (SAW)	2,035	2,467,204
5.00%, 12/01/38 (Call 12/01/26) (SAW)	1,830	2,215,524
Series A, 5.50%, 12/01/23 (NPFGC, SAW)	1,070	1,197,401
Series B, 3.00%, 12/01/29 (Call 12/01/22) (SAW)	1,000	1,028,536
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW)	6,000	6,290,040
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	2,000	2,121,598
E-470 Public Highway Authority RB
0.00%, 09/01/35(a)	1,000	761,136
Series A, 0.00%, 09/01/34 (NPFGC)(a)	22,000	17,304,428
Series A, 0.00%, 09/01/40(a)	2,745	1,796,263
Series A, 0.00%, 09/01/41(a)	3,495	2,212,037
Series A, 5.00%, 09/01/40 (Call 09/01/24)	1,600	1,799,905
Series B, 0.00%, 09/01/23 (NPFGC)(a)	165	163,712
Series B, 0.00%, 09/01/24 (NPFGC)(a)	1,165	1,146,573
Series B, 0.00%, 09/01/29 (NPFGC)(a)	2,500	2,241,281
Jefferson County School District R-1 GO, 5.00%, 12/15/22 (SAW)	9,820	10,438,489
Regional Transportation District Sales Tax Revenue RB
5.00%, 11/01/28	7,000	9,055,868
Series A, 5.00%, 11/01/27	1,500	1,897,870
Series A, 5.00%, 11/01/27 (PR 11/01/22)	1,265	1,336,775
Series A, 5.00%, 11/01/28	1,650	2,134,597
Series A, 5.00%, 11/01/31 (PR 11/01/22)	1,910	2,018,372
Series A, 5.00%, 11/01/41 (Call 11/01/26)	2,765	3,303,061
Series A, 5.00%, 11/01/46 (Call 11/01/26)	10,250	12,148,362
Series B, 5.00%, 11/01/33 (Call 11/01/27)	1,645	2,044,308
State of Colorado COP
Series N, 4.00%, 03/15/43 (Call 03/15/28)	3,500	4,025,061
Series O, 4.00%, 03/15/44 (Call 03/15/29)	1,000	1,161,620
University of Colorado RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	1,000	1,084,595
Series A-2, 4.00%, 06/01/35 (Call 06/01/28)	3,000	3,557,026
Series A-2, 4.00%, 06/01/43 (Call 06/01/28)	2,000	2,324,487

		284,351,459

Connecticut — 2.1%
Connecticut State Health & Educational Facilities Authority RB
Series 2014-A, VRDN,1.10%, 07/01/48(b)(c)	11,215	11,361,777
Series 2015-A, 0.38%, 07/01/35(b)(c)	3,735	3,740,366
Series 2017 B-1, 5.00%, 07/01/29	5,000	6,581,079
Series A-4, 2.00%, 07/01/49(b)(c)	1,000	1,008,258
Series C-2, VRDN,5.00%, 07/01/57(b)(c)	2,475	2,645,103
Series L, 5.00%, 07/01/45 (Call 07/01/25)	1,000	1,125,861
Series V-1, VRDN,0.01%, 07/01/36 (Put 08/31/21)(b)(c)	15,000	15,000,000
Series V-2, 0.01%, 07/01/36 (Put 08/31/21)(b)(c)	15,000	15,000,000
State of Connecticut GO
Series 2021 A, 3.00%, 01/15/32 (Call 01/15/31)	3,970	4,504,802
Series 2021 A, 3.00%, 01/15/33 (Call 01/15/31)	2,000	2,259,234
Series 2021 A, 3.00%, 01/15/34 (Call 01/15/31)	4,000	4,505,046
Series 2021 A, 3.00%, 01/15/35 (Call 01/15/31)	2,000	2,245,556
Series 2021 A, 3.00%, 01/15/36 (Call 01/15/31)	3,000	3,350,822
Series 2021 A, 3.00%, 01/15/39 (Call 01/15/31)	1,000	1,099,797
Series 2021 A, 3.00%, 01/15/40 (Call 01/15/31)	5,000	5,485,809
Series 2021 A, 4.00%, 01/15/25	3,500	3,939,610
Series 2021 A, 4.00%, 01/15/27	3,000	3,548,900
Series 2021 A, 4.00%, 01/15/29	5,000	6,126,605

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series A, 3.00%, 01/15/39 (Call 01/15/30)	$2,000	$2,194,538
Series A, 4.00%, 01/15/33 (Call 01/15/30)	3,000	3,661,334
Series A, 4.00%, 01/15/35 (Call 01/15/30)	5,500	6,657,178
Series A, 4.00%, 01/15/37 (Call 01/15/30)	2,000	2,399,146
Series A, 5.00%, 01/15/22	5,395	5,493,377
Series A, 5.00%, 03/15/22	10,000	10,264,506
Series A, 5.00%, 04/15/22	570	587,382
Series A, 5.00%, 03/15/23	190	204,265
Series A, 5.00%, 04/15/23	360	388,475
Series A, 5.00%, 10/15/24 (Call 10/15/23)	1,775	1,957,644
Series A, 5.00%, 10/15/25 (Call 10/15/23)	3,000	3,306,587
Series A, 5.00%, 10/15/26 (Call 10/15/23)	1,160	1,277,280
Series A, 5.00%, 01/15/28	2,000	2,535,728
Series A, 5.00%, 01/15/29	4,535	5,891,513
Series A, 5.00%, 04/15/30 (Call 04/15/29)	1,365	1,769,480
Series A, 5.00%, 01/15/31 (Call 01/15/30)	2,000	2,631,106
Series A, 5.00%, 04/15/33 (Call 04/15/27)	1,660	2,020,663
Series A, 5.00%, 04/15/34 (Call 04/15/27)	7,000	8,501,249
Series A, 5.00%, 04/15/34 (Call 04/15/29)	225	286,915
Series A, 5.00%, 04/15/36 (Call 04/15/29)	2,300	2,917,729
Series A, 5.00%, 01/15/40 (Call 01/15/30)	4,000	5,120,825
Series B, 3.00%, 04/15/22	1,825	1,858,052
Series B, 4.00%, 06/15/33 (Call 06/15/25)	27,000	30,193,760
Series B, 5.00%, 02/15/22	2,175	2,223,596
Series B, 5.00%, 04/15/23 (Call 04/15/22)	2,810	2,895,063
Series B, 5.00%, 01/15/24	5,260	5,862,474
Series B, 5.00%, 05/15/24	1,595	1,802,415
Series B, 5.00%, 04/15/25	2,500	2,924,473
Series B, 5.00%, 05/15/25	1,890	2,217,558
Series B, 5.00%, 05/15/26	3,580	4,339,760
Series B, 5.00%, 06/15/27 (Call 06/15/25)	2,150	2,518,398
Series C, 5.00%, 06/01/22	1,670	1,731,285
Series C, 5.00%, 07/15/22	2,500	2,606,713
Series C, 5.00%, 06/01/23 (Call 06/01/22)	1,020	1,057,288
Series C, 5.00%, 06/01/24 (Call 06/01/22)	5,220	5,408,680
Series C, 5.00%, 07/15/24	5,000	5,688,663
Series C, 5.00%, 06/15/28	1,000	1,281,167
Series D, 5.00%, 11/01/31 (Call 11/01/21)	2,000	2,015,885
Series E, 4.00%, 09/15/27 (Call 09/15/22)	6,230	6,471,333
Series E, 5.00%, 10/15/23	5,585	6,160,446
Series E, 5.00%, 08/15/24 (Call 08/15/23)	1,580	1,730,018
Series E, 5.00%, 10/15/25	3,000	3,571,729
Series E, 5.00%, 09/15/26 (Call 09/15/22)	1,000	1,049,490
Series E, 5.00%, 10/15/28 (Call 10/15/26)	5,000	6,109,685
Series F, 5.00%, 11/15/22	1,250	1,323,674
Series F, 5.00%, 11/15/27 (Call 11/15/25)	2,080	2,470,326
Series F, 5.00%, 11/15/31 (Call 11/15/25)	4,945	5,826,466
Series F, 5.00%, 11/15/32 (Call 11/15/25)	2,000	2,352,503
Series F, 5.00%, 11/15/34 (Call 11/15/25)	2,000	2,348,211
State of Connecticut Special Tax Revenue RB
Series A, 4.00%, 05/01/23	1,785	1,900,353
Series A, 4.00%, 05/01/24	1,470	1,618,637
Series A, 4.00%, 05/01/36 (Call 05/01/30)	1,950	2,357,363
Series A, 4.00%, 05/01/36 (Call 05/01/31)	3,245	3,966,411
Series A, 4.00%, 09/01/36 (Call 09/01/26)	10,000	11,370,919
Series A, 4.00%, 05/01/39 (Call 05/01/30)	4,000	4,796,744
Series A, 4.00%, 05/01/39 (Call 05/01/31)	2,500	3,028,826
Series A, 5.00%, 01/01/24	5,055	5,624,808
Series A, 5.00%, 09/01/24	2,000	2,287,205
Series A, 5.00%, 10/01/24 (Call 10/01/23)	3,940	4,336,987

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 05/01/25	$875	$1,025,219
Series A, 5.00%, 09/01/25 (Call 09/01/24)	5,000	5,711,542
Series A, 5.00%, 05/01/26	3,000	3,630,645
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,000	1,177,866
Series A, 5.00%, 01/01/27	2,000	2,468,889
Series A, 5.00%, 05/01/27	2,000	2,492,339
Series A, 5.00%, 08/01/27 (Call 08/01/25)	5,000	5,885,063
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,575	1,796,083
Series A, 5.00%, 08/01/28 (Call 08/01/25)	1,000	1,176,586
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,000	1,139,403
Series A, 5.00%, 01/01/29 (Call 01/01/23)	2,000	2,124,446
Series A, 5.00%, 09/01/29 (Call 09/01/26)	4,000	4,849,756
Series A, 5.00%, 05/01/30	5,000	6,664,434
Series A, 5.00%, 10/01/30 (Call 10/01/23)	1,930	2,112,154
Series A, 5.00%, 09/01/31 (Call 09/01/24)	1,000	1,134,901
Series A, 5.00%, 05/01/32 (Call 05/01/31)	5,775	7,809,678
Series A, 5.00%, 08/01/32 (Call 08/01/25)	1,200	1,404,760
Series A, 5.00%, 09/01/32 (Call 09/01/24)	7,640	8,670,642
Series A, 5.00%, 10/01/32 (Call 10/01/23)	17,635	19,283,952
Series A, 5.00%, 05/01/33 (Call 05/01/30)	4,000	5,256,941
Series A, 5.00%, 08/01/33 (Call 08/01/25)	1,000	1,168,939
Series A, 5.00%, 09/01/33 (Call 09/01/26)	1,000	1,203,156
Series A, 5.00%, 05/01/34 (Call 05/01/30)	5,000	6,549,107
Series A, 5.00%, 05/01/34 (Call 05/01/31)	4,000	5,356,866
Series A, 5.00%, 09/01/34 (Call 09/01/26)	9,500	11,419,655
Series A, 5.00%, 05/01/35 (Call 05/01/30)	5,565	7,272,605
Series A, 5.00%, 01/01/37 (Call 01/01/28)	2,000	2,475,946
Series A, 5.00%, 05/01/37 (Call 05/01/30)	8,350	10,843,303
Series A, 5.00%, 05/01/38 (Call 05/01/30)	12,460	16,141,566
Series A, 5.00%, 05/01/41 (Call 05/01/31)	8,100	10,589,974
Series B, 5.00%, 10/01/22	625	658,126
Series B, 5.00%, 10/01/25	1,500	1,783,503
Series B, 5.00%, 10/01/30 (Call 10/01/28)	1,000	1,278,794
Series B, 5.00%, 10/01/33 (Call 10/01/28)	5,020	6,383,859
Series B, 5.00%, 10/01/35 (Call 10/01/28)	1,500	1,899,447
Series B, 5.00%, 10/01/38 (Call 10/01/28)	1,500	1,893,796

		493,656,850

Delaware — 0.3%
Delaware Transportation Authority RB
5.00%, 07/01/22	1,515	1,577,043
5.00%, 07/01/30	5,000	6,746,320
5.00%, 06/01/55 (Call 06/01/25)	14,360	16,498,405
State of Delaware GO
5.00%, 02/01/24	15,500	17,315,570
5.00%, 02/01/27	7,470	9,275,046
Series A, 5.00%, 01/01/22	2,000	2,032,566
Series A, 5.00%, 01/01/26	8,940	10,732,750
Series A, 5.00%, 01/01/27	1,155	1,430,586
Series A, 5.00%, 01/01/28	4,150	5,285,913
Series B, 5.00%, 07/01/23	5,420	5,905,890

		76,800,089

District of Columbia — 1.6%
District of Columbia GO
Series A, 5.00%, 06/01/22	1,570	1,627,615
Series A, 5.00%, 06/01/25	2,970	3,490,301
Series A, 5.00%, 10/15/26	1,830	2,249,244
Series A, 5.00%, 10/15/27	2,000	2,523,331
Series A, 5.00%, 06/01/29 (Call 06/01/23)	3,000	3,245,284
Series A, 5.00%, 10/15/29 (Call 04/15/29)	3,500	4,580,255

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series A, 5.00%, 06/01/30 (Call 06/01/23)	$1,500	$1,622,642
Series A, 5.00%, 06/01/31 (Call 06/01/26)	9,250	11,137,107
Series A, 5.00%, 06/01/32 (Call 06/01/27)	2,000	2,469,256
Series A, 5.00%, 06/01/33 (Call 06/01/27)	1,900	2,342,731
Series A, 5.00%, 06/01/34 (Call 06/01/27)	2,500	3,080,026
Series A, 5.00%, 06/01/37 (Call 06/01/27)	3,720	4,570,455
Series A, 5.00%, 10/15/37 (Call 04/15/29)	5,000	6,405,381
Series A, 5.00%, 10/15/38 (Call 04/15/29)	3,500	4,474,075
Series A, 5.00%, 06/01/43 (Call 06/01/28)	3,950	4,903,926
Series A, 5.00%, 10/15/44 (Call 04/15/29)	14,090	17,783,723
Series B, 5.00%, 06/01/22	4,000	4,146,790
Series B, 5.00%, 06/01/24	2,040	2,308,274
Series B, 5.00%, 06/01/25	2,135	2,509,021
Series C, 5.00%, 06/01/33 (Call 06/01/24)	15,000	16,866,699
Series C, 5.00%, 06/01/35 (Call 06/01/24)	3,720	4,172,057
Series C, 5.00%, 06/01/38 (Call 06/01/24)	2,000	2,234,880
Series D, 5.00%, 06/01/41 (Call 12/01/26)	7,805	9,458,200
District of Columbia RB
5.00%, 12/01/33 (Call 12/01/29)	6,000	7,740,797
5.00%, 12/01/34 (Call 12/01/29)	2,450	3,151,917
5.00%, 12/01/36 (Call 12/01/21)	2,085	2,108,975
5.00%, 12/01/36 (PR 12/01/21)	1,195	1,209,317
Series A, 4.00%, 03/01/37 (Call 09/01/29)	2,000	2,400,806
Series A, 4.00%, 03/01/44 (Call 09/01/29)	2,000	2,363,022
Series A, 4.00%, 03/01/45 (Call 03/01/30)	3,000	3,559,711
Series A, 5.00%, 12/01/23 (Call 12/01/22)	7,000	7,423,129
Series A, 5.00%, 03/01/29	2,000	2,609,305
Series A, 5.00%, 03/01/31 (Call 09/01/29)	2,500	3,278,124
Series A, 5.00%, 03/01/32 (Call 09/01/29)	1,500	1,963,800
Series A, 5.00%, 03/01/33 (Call 09/01/29)	4,005	5,230,860
Series A, 5.00%, 03/01/34 (Call 09/01/29)	1,000	1,302,868
Series A, 5.00%, 03/01/35 (Call 03/01/30)	3,065	4,009,676
Series A, 5.00%, 03/01/36 (Call 09/01/29)	2,000	2,595,957
Series A, 5.00%, 03/01/39 (Call 03/01/30)	2,400	3,113,162
Series A, 5.00%, 03/01/40 (Call 03/01/30)	2,530	3,274,918
Series A, 5.00%, 03/01/44 (Call 09/01/29)	4,100	5,225,334
Series B, 5.00%, 10/01/21	5,000	5,019,815
Series B, 5.00%, 10/01/22	5,390	5,675,680
Series B, 5.00%, 10/01/26	2,690	3,302,432
Series B, 5.00%, 12/01/26 (Call 12/01/22)	4,750	5,033,421
Series B-1, 5.00%, 02/01/31 (Call 10/01/21) (NPFGC)	80	80,256
Series C, 4.00%, 12/01/37 (Call 12/01/22)	2,040	2,116,209
Series C, 4.00%, 05/01/45 (Call 05/01/30)	5,250	6,247,288
Series C, 5.00%, 10/01/21	1,005	1,008,983
Series C, 5.00%, 10/01/24	7,950	9,115,540
Series C, 5.00%, 12/01/24 (Call 12/01/22)	1,040	1,102,865
Series C, 5.00%, 10/01/25	1,010	1,200,892
Series C, 5.00%, 12/01/25 (Call 12/01/22)	5,000	5,300,286
Series C, 5.00%, 10/01/27	2,000	2,520,728
Series C, 5.00%, 10/01/29	5,155	6,812,934
Series C, 5.00%, 12/01/30 (Call 12/01/22)	2,000	2,118,816
Series C, 5.00%, 12/01/35 (Call 12/01/22)	1,000	1,057,852
Series G, 5.00%, 12/01/36 (Call 12/01/21)	10,050	10,165,565
Series G, 5.00%, 12/01/36 (PR 12/01/21)	4,925	4,984,007
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23 (AGM)	150	158,989
Series A, 5.00%, 10/01/36 (Call 04/01/26)	8,415	10,038,552
Series A, 5.00%, 10/01/44 (PR 10/01/23)	2,480	2,729,215
Series A, 5.00%, 10/01/48 (PR 10/01/23)	8,315	9,150,574
Series A, 5.00%, 10/01/52 (Call 04/01/27)	3,000	3,600,902

Security	Par (000)	Value

District of Columbia (continued)
Series B, 5.00%, 10/01/49 (Call 04/01/28)	$14,425	$17,738,160
Series B, 5.25%, 10/01/44 (Call 10/01/25)	2,000	2,371,402
Series C, 5.00%, 10/01/44 (Call 10/01/24)	12,050	13,625,574
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
Series A, 0.00%, 10/01/37(a)	4,000	2,443,663
Series A, 5.00%, 10/01/44 (Call 10/01/28)	1,000	1,243,731
Series A, 5.00%, 10/01/53 (Call 04/01/22)	6,000	6,145,615
Series B, 4.00%, 10/01/44 (Call 10/01/29)	5,250	6,069,880
Series B, 4.00%, 10/01/49 (Call 10/01/29)	5,250	6,033,380
Series B, 4.00%, 10/01/53 (Call 10/01/29)	5,000	5,762,636
Series B, 4.00%, 10/01/53 (Call 10/01/29) (AGM)	3,000	3,464,858
Series B, 5.00%, 10/01/47 (Call 10/01/29)	1,000	1,248,355
Washington Metropolitan Area Transit Authority RB
Series A, 4.00%, 07/15/35 (Call 07/15/31)	1,500	1,854,189
Series A, 4.00%, 07/15/39 (Call 07/15/31)	1,000	1,218,737
Series A, 4.00%, 07/15/40 (Call 07/15/30)	750	902,069
Series A, 4.00%, 07/15/43 (Call 07/15/31)	2,305	2,778,860
Series A, 4.00%, 07/15/46 (Call 07/15/31)	2,500	2,993,942
Series A, 5.00%, 07/15/25	1,000	1,181,986
Series A, 5.00%, 07/15/27	500	627,587
Series A, 5.00%, 07/15/32 (Call 07/15/31)	2,000	2,716,817
Series A, 5.00%, 07/15/37 (Call 07/15/31)	2,750	3,648,199
Series A, 5.00%, 07/15/38 (Call 07/15/30)	2,000	2,600,257
Series A, 5.00%, 07/15/41 (Call 07/15/31)	2,000	2,624,778
Series A, 5.00%, 07/15/45 (Call 07/15/30)	7,000	8,947,969
Series A, 5.00%, 07/15/46 (Call 07/15/31)	2,250	2,918,342
Series B, 5.00%, 07/01/36 (Call 07/01/27)	1,700	2,080,104

		382,545,842

Florida — 2.3%
Broward County FL Water & Sewer Utility Revenue RB, Series A, 5.00%, 10/01/40 (Call 10/01/29)	5,225	6,705,717
Central Florida Expressway Authority RB
2.13%, 07/01/36 (Call 07/01/31) (AGM)	1,000	1,021,180
4.00%, 07/01/35 (Call 07/01/31) (AGM)	500	619,747
4.00%, 07/01/38 (Call 07/01/31) (AGM)	1,000	1,225,528
4.00%, 07/01/41 (Call 07/01/27)	2,775	3,175,804
5.00%, 07/01/26 (AGM)	450	546,750
5.00%, 07/01/27 (AGM)	10,450	13,068,678
5.00%, 07/01/28 (AGM)	1,000	1,283,349
5.00%, 07/01/30 (AGM)	1,000	1,341,226
5.00%, 07/01/32 (Call 07/01/31) (AGM)	500	678,079
5.00%, 07/01/38 (Call 07/01/27)	2,835	3,459,302
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,456,380
Series B, 4.00%, 07/01/31 (Call 07/01/26)	1,050	1,205,664
Series B, 4.00%, 07/01/36 (Call 07/01/26)	2,000	2,258,235
Series B, 5.00%, 07/01/26	4,000	4,868,553
Series B, 5.00%, 07/01/28 (Call 07/01/26)	3,500	4,241,307
Series B, 5.00%, 07/01/34 (Call 07/01/26)	1,000	1,203,849
Series B, 5.00%, 07/01/44 (Call 07/01/29)	2,500	3,132,512
Series B, 5.00%, 07/01/49 (Call 07/01/29)	2,500	3,114,554
City of Cape Coral FL Water & Sewer Revenue RB
4.00%, 10/01/42 (Call 10/01/27)	5,000	5,634,558
Series A, 5.00%, 10/01/42 (PR 10/01/21) (AGM)	1,000	1,003,945
City of Gainesville FL Utilities System Revenue RB
Series A, 5.00%, 10/01/37 (Call 10/01/27)	1,000	1,232,863
Series A, 5.00%, 10/01/44 (Call 10/01/29)	1,500	1,889,597
City of Jacksonville FL RB, 5.00%, 10/01/24 (Call 10/01/22)	2,010	2,116,083

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
City of Miami Beach FL RB, Series 2015, 5.00%, 09/01/40 (Call 09/01/25)	$1,000	$1,163,410
City of Tampa FL Water & Wastewater System Revenue RB
Series A, 4.00%, 10/01/44 (Call 10/01/30)	2,750	3,348,398
Series A, 5.00%, 10/01/50 (Call 10/01/30)	12,000	15,503,011
Series A, 5.00%, 10/01/54 (Call 10/01/30)	8,780	11,267,553
County of Broward FL Airport System Revenue RB
Series Q-1, 5.00%, 10/01/37 (PR 10/01/22)	11,400	12,000,553
Series Q-1, 5.00%, 10/01/42 (PR 10/01/22)	8,745	9,205,687
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/41 (Call 10/01/26)	13,290	15,931,047
Series B, 5.00%, 10/01/37 (Call 10/01/24)	6,705	7,616,938
County of Miami-Dade FL GO
Series 2016A, 4.00%, 07/01/39 (Call 07/01/30)	5,000	6,036,746
Series A, 4.00%, 07/01/42 (Call 07/01/25)	2,000	2,237,100
Series A, 5.00%, 07/01/38 (Call 07/01/26)	2,000	2,394,011
Series D, 5.00%, 07/01/45 (Call 07/01/26)	3,000	3,570,624
County of Miami-Dade FL RB
5.00%, 10/01/35 (Call 10/01/26)	2,000	2,406,016
Series A, 5.00%, 10/01/29 (PR 10/01/22)	1,000	1,052,680
Series B, 5.00%, 10/01/35 (PR 10/01/22) (AGM)	1,450	1,526,386
County of Miami-Dade FL Transit System RB
4.00%, 07/01/39 (Call 07/01/29)	2,000	2,372,033
4.00%, 07/01/48 (Call 07/01/28)	3,000	3,441,475
5.00%, 07/01/37 (PR 07/01/22)	12,625	13,137,359
5.00%, 07/01/42 (PR 07/01/22)	20,975	21,826,226
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,446,194
Series A, 4.00%, 07/01/49 (Call 07/01/30)	3,500	4,094,389
Series A, 4.00%, 07/01/50 (Call 07/01/30)	5,000	5,839,895
County of Miami-Dade FL Water & Sewer System Revenue RB
4.00%, 10/01/39 (Call 04/01/31)	1,000	1,211,825
4.00%, 10/01/41 (Call 04/01/31)	1,000	1,206,412
4.00%, 10/01/46 (Call 04/01/31)	8,050	9,597,872
4.00%, 10/01/48 (Call 04/01/31)	2,000	2,380,161
4.00%, 10/01/51 (Call 04/01/31)	2,000	2,377,760
5.00%, 10/01/24	4,000	4,577,120
5.00%, 10/01/25	2,500	2,964,674
Series A, 4.00%, 10/01/44 (Call 10/01/27)	3,235	3,692,097
Series A, 5.00%, 10/01/42 (PR 10/01/22)	19,065	20,069,346
Series B, 4.00%, 10/01/35 (Call 10/01/27)	7,600	8,960,075
Series B, 4.00%, 10/01/37 (Call 10/01/27)	3,500	4,125,122
Series B, 4.00%, 10/01/44 (Call 10/01/29)	2,345	2,747,604
Series B, 4.00%, 10/01/49 (Call 10/01/29)	5,000	5,814,963
Series B, 5.00%, 10/01/27	1,000	1,259,004
Series B, 5.00%, 10/01/30 (Call 10/01/25)	2,000	2,365,494
Series B, 5.00%, 10/01/32 (Call 10/01/25)	2,000	2,358,380
Series B, 5.00%, 10/01/44 (Call 10/01/29)	2,000	2,524,658
County of Miami-Dade Seaport Department RB, Series A, 6.00%, 10/01/38 (Call 10/01/23)	1,050	1,175,441
Florida Department of Management Services COP, Series A, 5.00%, 11/01/28	1,750	2,259,736
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/29 (Call 10/01/26)	5,360	6,508,489
Series A, 5.00%, 10/01/30 (Call 10/01/26)	2,500	3,030,996
Series A, 5.00%, 10/01/31 (Call 10/01/26)	830	1,004,413
Hillsborough County Aviation Authority RB
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,131,081
Series B, 5.00%, 10/01/40 (Call 10/01/24)	3,075	3,488,167

Security	Par (000)	Value

Florida (continued)
Series B, 5.00%, 10/01/44 (Call 10/01/24)	$2,425	$2,750,831
Series F, 5.00%, 10/01/48 (Call 10/01/28)	7,000	8,710,080
Hillsborough County School Board COP
5.00%, 07/01/28 (PR 07/01/22)	5,000	5,202,915
Series A, 5.00%, 07/01/29 (PR 07/01/22)	2,500	2,601,457
JEA Electric System Revenue RB
Series 3-B, 5.00%, 10/01/39 (Call 10/01/21)	95	95,371
Series 3-B, 5.00%, 10/01/39 (PR 10/01/21)	1,905	1,912,516
Miami Beach Redevelopment Agency TA, Series 2015-A, 5.00%, 02/01/40 (Call 02/01/24) (AGM)	1,000	1,102,037
Miami-Dade County Educational Facilities Authority RB
Series A, 5.00%, 04/01/40 (Call 04/01/25)	6,000	6,840,924
Series A, 5.00%, 04/01/45 (Call 04/01/25)	4,000	4,535,799
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/35 (Call 10/01/21) (AGM)	975	995,202
Series A, 5.00%, 07/01/39 (Call 07/01/24)	2,830	3,163,446
Series A, 5.00%, 07/01/40 (Call 10/01/21)	2,105	2,112,039
Series A, 5.00%, 07/01/44 (Call 07/01/24)	1,000	1,113,053
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,220	1,381,025
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,020	1,152,462
Mid-Bay Bridge Authority RB
Series A, 5.00%, 10/01/35 (Call 10/01/25)	1,000	1,140,890
Series A, 5.00%, 10/01/40 (Call 10/01/25)	3,000	3,399,449
Orange County Convention Center/Orlando RB
5.00%, 10/01/24	1,285	1,466,137
Series B, 4.00%, 10/01/36 (Call 10/01/26)	2,070	2,379,321
Orange County School Board COP, Series C, 5.00%, 08/01/34 (Call 08/01/26)	2,500	2,999,547
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	3,325	3,501,604
Series A, 5.00%, 10/01/25	1,500	1,784,175
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	500	520,176
5.00%, 07/01/35 (Call 07/01/23)	4,055	4,410,459
Palm Beach County School District COP
Series C, 5.00%, 08/01/29 (Call 08/01/28)	2,530	3,217,697
Series D, 5.00%, 08/01/31 (Call 08/01/25)	2,000	2,341,267
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24 (Call 10/01/21)	1,000	1,003,904
5.00%, 10/01/31 (Call 10/01/21)	6,055	6,078,638
5.00%, 10/01/31 (PR 10/01/21)	45	45,174
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/38 (PR 06/01/23)	4,200	4,555,300
School Board of Miami-Dade County (The) COP
Series A, 4.00%, 08/01/29 (Call 08/01/22)	1,000	1,031,577
Series A, 5.00%, 05/01/30 (Call 05/01/25)	1,000	1,158,567
Series B, 5.00%, 05/01/27 (Call 05/01/25)	2,500	2,901,356
Series D, 5.00%, 02/01/27 (Call 02/01/26)	2,000	2,383,535
Series D, 5.00%, 02/01/30 (Call 02/01/26)	2,000	2,358,630
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/43 (Call 03/15/23)	2,000	2,131,259
School District of Broward County/FL COP
Series A, 5.00%, 07/01/27	1,750	2,169,279
Series A, 5.00%, 07/01/32 (Call 07/01/30)	2,000	2,625,843
Series A, 5.00%, 07/01/34 (Call 07/01/30)	2,000	2,608,025
Series C, 5.00%, 07/01/26	2,000	2,411,928
South Florida Water Management District COP
5.00%, 10/01/33 (Call 04/01/26)	1,000	1,188,955
5.00%, 10/01/35 (Call 04/01/26)	5,000	5,937,330

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
St. Johns River Power Park RB, Series SIX, 4.00%, 10/01/32 (Call 10/01/21)	$10,000	$10,025,337
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 4.00%, 07/01/48 (Call 07/01/28)	4,000	4,613,724
State of Florida GO
Series A, 5.00%, 06/01/22	22,768	23,605,286
Series A, 5.00%, 06/01/23	8,510	9,237,080
Series A, 5.00%, 06/01/24	5,300	6,000,119
Series A, 5.00%, 06/01/30	10,000	13,420,040
Series B, 4.00%, 07/01/48 (Call 07/01/28)	7,500	8,777,642
Series B, 5.00%, 06/01/24	3,000	3,396,294
Series C, 5.00%, 06/01/22	16,000	16,588,395
State of Florida Lottery Revenue RB, Series B, 5.00%, 07/01/25	1,100	1,297,465
Tampa-Hillsborough County Expressway Authority RB
5.00%, 07/01/47 (Call 07/01/27)	6,210	7,493,063
Series A, 4.00%, 07/01/29 ( 07/01/22)	1,035	1,067,973
Series A, 5.00%, 07/01/37 (PR 07/01/22)	7,000	7,281,077
Series B, 4.00%, 07/01/42 (Call 07/01/28)	1,465	1,681,624
Series B, 5.00%, 07/01/42 (PR 07/01/22)	3,050	3,172,469

		541,808,848

Georgia — 2.0%
City of Atlanta GA Airport Passenger Facility Charge RB
Series A, 5.00%, 01/01/29 (Call 01/01/24)	1,000	1,111,728
Series C, 5.00%, 07/01/36 (Call 07/01/29)	2,500	3,199,831
Series C, 5.00%, 07/01/39 (Call 07/01/29)	2,500	3,176,790
Series F, 5.00%, 07/01/23	1,335	1,453,389
City of Atlanta GA Department of Aviation RB
Series A, 5.00%, 07/01/25	1,735	2,044,273
Series A, 5.00%, 07/01/26	2,000	2,435,347
Series A, 5.00%, 07/01/28	2,000	2,568,233
Series A, 5.00%, 07/01/30	2,000	2,680,451
Series B, 5.00%, 01/01/37 (Call 01/01/22)	1,345	1,366,537
Series B, 5.00%, 01/01/42 (Call 01/01/22)	1,000	1,016,012
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/28 (Call 05/01/25)	2,000	2,332,124
5.00%, 11/01/31 (Call 05/01/25)	1,755	2,038,743
5.00%, 11/01/32 (Call 05/01/25)	2,230	2,591,076
5.00%, 11/01/33 (PR 05/01/25)	11,680	13,688,119
5.00%, 11/01/34 (PR 05/01/25)	3,050	3,574,380
5.00%, 11/01/40 (Call 05/01/25)	1,500	1,737,936
5.00%, 11/01/43 (PR 05/01/25)	7,000	8,203,496
Series A, 5.50%, 11/01/22 (NPFGC)	1,370	1,420,166
Series B, 5.00%, 11/01/43 (Call 11/01/27)	4,780	5,905,472
Series B, 5.00%, 11/01/47 (Call 11/01/27)	4,350	5,350,229
County of DeKalb GA Water & Sewerage Revenue RB
Series A, 5.25%, 10/01/41 (Call 10/01/21)	3,370	3,383,643
Series B, 5.25%, 10/01/32 (Call 10/01/26) (AGM)	2,190	2,696,632
Forsyth County Water & Sewerage Authority RB, 3.00%, 04/01/49 (Call 04/01/29)	4,000	4,311,729
Georgia State Road & Tollway Authority RB
5.00%, 06/01/23	4,000	4,338,806
5.00%, 06/01/26	1,305	1,584,197
5.00%, 06/01/27	2,200	2,749,304
5.00%, 06/01/29	2,910	3,815,440
5.00%, 06/01/31 (Call 06/01/30)	2,500	3,317,119
5.00%, 06/01/32 (Call 06/01/30)	6,100	8,059,076
Gwinnett County School District GO
4.00%, 02/01/37 (Call 02/01/31)	2,000	2,493,412

Security	Par (000)	Value

Georgia (continued)
5.00%, 02/01/34 (Call 08/01/25)	$4,995	$5,879,178
5.00%, 02/01/39 (Call 02/01/29)	6,165	7,824,207
5.00%, 02/01/40 (Call 02/01/29)	1,800	2,283,101
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 3.00%, 07/01/22	1,175	1,203,411
Series A, 3.00%, 07/01/47 (Call 07/01/30)	2,850	3,044,392
Series A, 4.00%, 07/01/24	1,000	1,106,525
Series A, 4.00%, 07/01/40 (PR 07/01/22)	4,040	4,168,705
Series A, 4.00%, 07/01/44 (Call 07/01/23)	20,000	21,196,174
Series B, 5.00%, 07/01/30 (Call 07/01/26)	7,865	9,493,374
Series B, 5.00%, 07/01/31 (Call 07/01/26)	5,000	6,029,984
Series B, 5.00%, 07/01/35 (Call 07/01/26)	2,500	3,005,016
Series B, 5.00%, 07/01/45 (Call 07/01/26)	1,745	2,095,349
Series C, 3.25%, 07/01/39 (Call 07/01/27)	2,500	2,729,362
Municipal Electric Authority of Georgia RB
4.00%, 01/01/44 (Call 07/01/28) (AGM)	2,000	2,287,738
4.00%, 01/01/49 (Call 07/01/28)	3,250	3,662,344
5.00%, 01/01/56 (Call 07/01/28)	3,000	3,633,580
5.00%, 01/01/63 (Call 07/01/28)	1,500	1,816,790
Series A, 4.00%, 01/01/49 (Call 01/01/29)	500	567,440
Series A, 5.00%, 01/01/28 (Call 07/01/26)	2,000	2,399,461
Series A, 5.00%, 01/01/44 (Call 01/01/29)	7,975	9,759,659
Series A, 5.00%, 01/01/49 (Call 07/01/28)	5,000	6,080,754
Series A, 5.00%, 07/01/60 (Call 07/01/25)	1,000	1,140,607
Series A, 5.00%, 01/01/62 (Call 01/01/30) (AGM)	3,335	4,119,192
Series A-R, 5.00%, 01/01/23	1,000	1,063,055
Private Colleges & Universities Authority RB
5.00%, 09/01/48 (Call 09/01/29)	2,500	3,151,086
Series A, 5.00%, 10/01/43 (Call 10/01/23)	2,415	2,632,899
Series A, 5.00%, 10/01/46 (Call 10/01/26)	6,525	7,843,093
Series B, 5.00%, 09/01/25	8,300	9,840,464
State of Georgia GO
Series A, 4.00%, 08/01/34 (Call 08/01/30)	2,720	3,374,449
Series A, 4.00%, 07/01/35 (Call 07/01/28)	7,000	8,364,976
Series A, 4.00%, 07/01/38 (Call 07/01/31)	5,000	6,220,508
Series A, 5.00%, 07/01/22	8,180	8,514,291
Series A, 5.00%, 08/01/22	10,000	10,449,556
Series A, 5.00%, 08/01/23	5,000	5,467,325
Series A, 5.00%, 07/01/25	2,000	2,360,706
Series A, 5.00%, 07/01/26	10,480	12,794,928
Series A, 5.00%, 08/01/26	3,000	3,672,401
Series A, 5.00%, 02/01/27 (Call 02/01/26)	1,095	1,312,823
Series A, 5.00%, 08/01/27	1,810	2,281,849
Series A, 5.00%, 07/01/28	5,165	6,676,279
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,040,352
Series A, 5.00%, 07/01/29	1,500	1,986,339
Series A, 5.00%, 08/01/29	5,000	6,633,678
Series A, 5.00%, 02/01/30 (Call 02/01/26)	1,030	1,231,317
Series A, 5.00%, 07/01/30 (Call 07/01/28)	6,770	8,671,746
Series A, 5.00%, 07/01/31 (Call 07/01/29)	1,610	2,108,003
Series A, 5.00%, 08/01/31 (Call 08/01/30)	9,500	12,804,785
Series A-1, 5.00%, 02/01/22	11,725	11,964,002
Series A-1, 5.00%, 02/01/23	2,820	3,015,483
Series A-1, 5.00%, 02/01/24	8,700	9,719,062
Series A-1, 5.00%, 02/01/25	3,405	3,958,423
Series A-1, 5.00%, 02/01/26	1,010	1,216,419
Series A 2, 4.00%, 02/01/36 (Call 02/01/27)	8,800	10,148,765
Series A 2, 5.00%, 02/01/25 (Call 02/01/24)	2,000	2,231,126
Series A-2, 5.00%, 02/01/30 (Call 02/01/27)	11,420	14,095,759
Series A-2, 5.00%, 02/01/32 (Call 02/01/27)	5,000	6,152,648

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Series C, 4.00%, 10/01/22	$1,100	$1,146,547
Series C, 5.00%, 10/01/21	3,245	3,257,887
Series C, 5.00%, 07/01/22	11,700	12,178,142
Series C, 5.00%, 07/01/29 (Call 07/01/27)	5,500	6,880,226
Series E, 5.00%, 12/01/21	2,235	2,262,228
Series E, 5.00%, 12/01/22	2,500	2,653,068
Series E, 5.00%, 12/01/23	3,140	3,483,188
Series E, 5.00%, 12/01/24	13,370	15,445,995
Series E, 5.00%, 12/01/25	5,735	6,868,375
Series E, 5.00%, 12/01/26	11,925	14,747,845
Series E, 5.00%, 12/01/27 (Call 12/01/26)	1,200	1,482,203
Series F, 5.00%, 01/01/28 (Call 01/01/27)	2,795	3,447,681

		477,022,013

Hawaii — 0.8%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 4.00%, 07/01/38 (Call 01/01/28)	3,300	3,859,166
Series A, 4.00%, 07/01/44 (Call 07/01/29)	4,490	5,314,355
Series A, 4.00%, 07/01/49 (Call 07/01/29)	9,250	10,883,953
Series A, 5.00%, 07/01/40 (PR 07/01/25)	1,000	1,179,707
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,040,583
Series A, 5.00%, 07/01/45 (PR 07/01/25)	3,675	4,335,424
Series A, 5.00%, 07/01/47 (Call 01/01/28)	4,220	5,117,917
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/27	1,170	1,472,101
Series B, 5.00%, 03/01/25	1,000	1,163,851
Series B, 5.00%, 03/01/27	2,050	2,543,994
Series B, 5.00%, 03/01/28	2,120	2,702,880
Series B, 5.00%, 03/01/30	1,500	1,998,479
Series B, 5.00%, 03/01/31 (Call 03/01/30)	2,500	3,305,701
Series C, 5.00%, 10/01/30	5,000	6,740,540
State of Hawaii Airports System Revenue RB
Series D, 4.00%, 07/01/35 (Call 07/01/30)	2,000	2,448,061
Series D, 4.00%, 07/01/38 (Call 07/01/30)	2,000	2,426,580
State of Hawaii GO
Series DZ, 5.00%, 12/01/23 (PR 12/01/21)	1,000	1,011,987
Series DZ, 5.00%, 12/01/25 (PR 12/01/21)	885	895,603
Series DZ, 5.00%, 12/01/28 (PR 12/01/21)	880	890,543
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	1,000	1,012,029
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	750	759,022
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,500	1,518,045
Series DZ-2016, 5.00%, 12/01/28 (PR 12/01/21)	665	672,967
Series DZ-2017, 5.00%, 12/01/25 (PR 12/01/21)	1,115	1,128,391
Series DZ-2017, 5.00%, 12/01/28 (PR 12/01/21)	955	966,563
Series EA, 5.00%, 12/01/22 (Call 12/01/21)	1,565	1,584,000
Series EA, 5.00%, 12/01/23 (Call 12/01/21)	6,775	6,856,164
Series EE, 4.00%, 11/01/31 (Call 11/01/22)	10,000	10,443,014
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	4,355	4,602,101
Series EE, 5.00%, 11/01/29 (PR 11/01/22)	15	15,851
Series EE-2017, 5.00%, 11/01/27 (PR 11/01/22)	1,645	1,738,337
Series EE-2017, 5.00%, 11/01/29 (Call 11/01/22)	395	417,296
Series EE-2017, 5.00%, 11/01/29 (PR 11/01/22)	890	940,498
Series EF, 5.00%, 11/01/21	1,085	1,093,782
Series EF, 5.00%, 11/01/22	1,115	1,178,748
Series EF, 5.00%, 11/01/23 (Call 11/01/22)	6,000	6,339,406
Series EF, 5.00%, 11/01/24 (Call 11/01/22)	1,000	1,056,447
Series EH, 5.00%, 08/01/23 (ETM)	980	1,069,811
Series EH, 5.00%, 08/01/24 (Call 08/01/23)	3,370	3,680,204
Series EH, 5.00%, 08/01/33 (Call 08/01/23)	120	130,562
Series EH, 5.00%, 08/01/33 (PR 08/01/23)	380	414,825

Security	Par (000)	Value

Hawaii (continued)
Series EH-2017, 5.00%, 08/01/23 (ETM)	$245	$267,453
Series EO, 5.00%, 08/01/23 (ETM)	665	725,943
Series EO, 5.00%, 08/01/24	1,000	1,139,152
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	4,955	5,638,274
Series EO, 5.00%, 08/01/26 (Call 08/01/24)	2,280	2,588,688
Series EO, 5.00%, 08/01/26 (PR 08/01/24)	220	250,389
Series EO, 5.00%, 08/01/29 (Call 08/01/24)	1,000	1,132,266
Series EO, 5.00%, 08/01/30 (Call 08/01/24)	1,895	2,145,643
Series EY, 5.00%, 10/01/23	1,030	1,133,781
Series EZ, 5.00%, 10/01/27 (Call 10/01/25)	2,000	2,367,276
Series FG, 4.00%, 10/01/34 (Call 10/01/26)	7,755	8,976,445
Series FG, 4.00%, 10/01/36 (Call 10/01/26)	6,630	7,652,766
Series FH, 5.00%, 10/01/21	5,000	5,019,897
Series FH, 5.00%, 10/01/26	3,875	4,750,660
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	4,700	5,764,743
Series FH, 5.00%, 10/01/28 (Call 10/01/26)	3,450	4,219,906
Series FK, 4.00%, 05/01/36 (Call 05/01/27)	2,000	2,313,110
Series FK, 5.00%, 05/01/26	1,310	1,585,382
Series FK, 5.00%, 05/01/34 (Call 05/01/27)	2,310	2,830,309
Series FN, 5.00%, 10/01/31 (Call 10/01/27)	1,000	1,245,825
Series FT, 5.00%, 01/01/24	3,570	3,970,642
Series FT, 5.00%, 01/01/26	3,405	4,076,435
Series FT, 5.00%, 01/01/28	1,000	1,267,313
Series FT, 5.00%, 01/01/30 (Call 01/01/28)	3,000	3,774,866
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	3,005	3,761,708
Series FT, 5.00%, 01/01/33 (Call 01/01/28)	2,000	2,489,650
Series FW, 5.00%, 01/01/33 (Call 01/01/29)	4,760	6,083,495
Series FW, 5.00%, 01/01/35 (Call 01/01/29)	2,000	2,542,432

		196,663,937

Idaho — 0.1%
Idaho Housing & Finance Association RB
5.00%, 07/15/26	1,000	1,211,087
Series A, 4.00%, 07/15/38 (Call 07/15/31)	2,150	2,605,965
State of Idaho GO, 3.00%, 06/30/22	10,000	10,241,799

		14,058,851

Illinois — 3.4%
Chicago Board of Education RB, 6.00%, 04/01/46 (Call 04/01/27)	1,830	2,254,721
Chicago Midway International Airport RB
Series B, 5.00%, 01/01/35 (Call 01/01/24)	2,000	2,208,617
Series B, 5.00%, 01/01/46 (Call 01/01/26)	2,255	2,638,900
Chicago O’Hare International Airport RB
5.75%, 01/01/43 (Call 01/01/23)	1,000	1,067,447
Series A, 4.00%, 01/01/35 (Call 01/01/30)	4,000	4,779,039
Series A, 5.00%, 01/01/34 (Call 01/01/30)	8,045	10,406,036
Series A, 5.00%, 01/01/35 (Call 01/01/30)	10,000	12,899,690
Series B, 4.00%, 01/01/44 (Call 01/01/29)	5,000	5,750,155
Series B, 5.00%, 01/01/22	5,525	5,614,445
Series B, 5.00%, 01/01/27 (Call 01/01/25)	2,500	2,878,335
Series B, 5.00%, 01/01/28 (Call 01/01/25)	10,000	11,481,049
Series B, 5.00%, 01/01/30 (Call 01/01/25)	6,110	7,010,546
Series B, 5.00%, 01/01/32 (Call 01/01/25)	5,000	5,733,366
Series B, 5.00%, 01/01/33 (Call 01/01/25)	4,630	5,309,097
Series B, 5.00%, 01/01/34 (Call 01/01/25)	1,175	1,347,341
Series B, 5.00%, 01/01/36 (Call 01/01/27)	14,110	17,034,269
Series B, 5.00%, 01/01/37 (Call 01/01/27)	2,345	2,825,538
Series B, 5.00%, 01/01/38 (Call 01/01/27)	3,025	3,640,875
Series B, 5.00%, 01/01/41 (Call 01/01/26)	1,500	1,759,179
Series B, 5.00%, 01/01/48 (Call 01/01/29)	3,000	3,689,300

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series B, 5.00%, 01/01/53 (Call 01/01/29)	$4,735	$5,803,741
Series C, 5.00%, 01/01/31 (Call 01/01/26)	460	542,954
Series D, 5.00%, 01/01/44 (Call 01/01/23)	1,685	1,785,420
Series D, 5.00%, 01/01/46 (Call 01/01/25)	1,000	1,142,391
Series D, 5.00%, 01/01/47 (Call 01/01/27)	4,240	5,077,321
Series D, 5.00%, 01/01/52 (Call 01/01/27)	12,635	15,120,973
Series D, 5.25%, 01/01/42 (Call 01/01/27)	1,000	1,212,086
Series E, 5.00%, 01/01/27	2,000	2,455,886
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/28	780	990,146
Chicago Transit Authority Sales Tax Receipts Fund RB
5.00%, 12/01/44 (Call 12/01/24) (AGM)	1,000	1,138,837
5.25%, 12/01/49 (Call 12/01/24)	2,500	2,877,604
City of Chicago IL GO
Series A, 5.00%, 01/01/29	3,000	3,795,725
Series A, 5.00%, 01/01/44 (Call 01/01/29)	2,500	3,024,124
Series A, 5.50%, 01/01/49 (Call 01/01/29)	5,000	6,192,216
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39 (Call 01/01/24)	2,000	2,198,793
5.00%, 01/01/42 (Call 01/01/22)	1,000	1,014,019
Cook County Community College District No. 508 GO, 5.25%, 12/01/43 (Call 12/01/23)	1,075	1,161,242
County of Cook IL GO
Series A, 5.25%, 11/15/28 (Call 11/15/21)	500	505,040
Series C, 5.00%, 11/15/29 (Call 11/15/22)	1,250	1,320,586
County of Will IL GO, 5.00%, 11/15/41 (PR 11/15/25)	1,200	1,431,481
Illinois Finance Authority RB
4.00%, 07/01/37 (Call 01/01/31)	9,345	11,346,437
5.00%, 07/01/34 (Call 01/01/31)	1,750	2,328,384
Series A, 4.00%, 10/01/38 (Call 10/01/24)	10,000	10,951,923
Series A, 5.00%, 10/01/32	4,000	5,588,918
Series A, 5.00%, 10/01/38 (Call 10/01/24)	2,000	2,268,069
Series A, 5.00%, 10/01/40 (Call 10/01/25)	2,000	2,340,706
Series A, 5.25%, 10/01/52 (PR 04/01/23)	1,000	1,079,817
Series D, VRDN,0.01%, 12/01/46 (Put 08/31/21)(b)(c)	10,000	10,000,000
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	2,335	2,695,089
5.00%, 01/01/26	1,000	1,194,811
5.00%, 01/01/27	1,250	1,540,095
5.00%, 01/01/28	2,500	3,164,739
5.00%, 01/01/30	3,000	3,969,055
5.00%, 01/01/31 (Call 01/01/30)	2,000	2,613,900
Series A, 4.00%, 12/01/31 (Call 01/01/26)	5,035	5,735,279
Series A, 4.00%, 01/01/44 (Call 07/01/29)	1,500	1,750,071
Series A, 5.00%, 12/01/22	1,000	1,060,837
Series A, 5.00%, 01/01/25	900	1,038,792
Series A, 5.00%, 01/01/27	1,000	1,232,076
Series A, 5.00%, 01/01/30 (Call 01/01/29)	3,000	3,856,752
Series A, 5.00%, 12/01/31 (Call 01/01/26)	2,080	2,461,613
Series A, 5.00%, 12/01/32 (Call 01/01/26)	3,000	3,546,176
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,059,182
Series A, 5.00%, 01/01/40 (Call 07/01/25)	2,000	2,314,221
Series A, 5.00%, 01/01/41 (Call 01/01/31)	10,185	13,236,091
Series A, 5.00%, 01/01/42 (Call 01/01/28)	14,500	17,575,372
Series A, 5.00%, 01/01/44 (Call 07/01/29)	8,400	10,469,149
Series A, 5.00%, 01/01/45 (Call 01/01/31)	4,000	5,130,832
Series B, 5.00%, 01/01/26	2,500	2,987,029
Series B, 5.00%, 01/01/27	2,010	2,476,472
Series B, 5.00%, 01/01/29	2,000	2,594,272
Series B, 5.00%, 01/01/31 (Call 01/01/30)	1,500	1,960,425

Security	Par (000)	Value

Illinois (continued)
Series B, 5.00%, 01/01/36 (Call 01/01/26)	$1,000	$1,178,311
Series B, 5.00%, 01/01/37 (Call 01/01/24)	2,500	2,754,008
Series B, 5.00%, 01/01/37 (Call 01/01/26)	1,500	1,766,064
Series B, 5.00%, 01/01/40 (Call 01/01/26)	9,645	11,306,354
Series B, 5.00%, 01/01/41 (Call 07/01/26)	7,430	8,835,504
Series C, 5.00%, 01/01/36 (Call 01/01/25)	2,000	2,284,070
Series D, 5.00%, 01/01/22	4,100	4,166,344
Metropolitan Pier & Exposition Authority RB
Series A, 5.50%, 06/15/29 (ETM) (NPFGC)	95	110,573
Series B, 0.00%, 06/15/26 (AGM)(a)	2,000	1,891,776
Series B, 0.00%, 06/15/27 (AGM)(a)	1,000	926,587
Metropolitan Water Reclamation District of Greater Chicago GO
Series A, 5.00%, 12/01/28 (Call 12/01/26)	3,180	3,923,453
Series A, 5.00%, 12/01/44 (Call 12/01/24)	10,000	11,367,596
Series B, 5.25%, 12/01/34	2,500	3,621,837
Metropolitan Water Reclamation District of Greater Chicago GOL
Series B, 5.00%, 12/01/30 (Call 12/01/21)	710	718,596
Series B, 5.00%, 12/01/32 (Call 12/01/21)	1,000	1,012,107
Series C, 5.25%, 12/01/32	1,340	1,875,902
Regional Transportation Authority RB, 5.75%, 06/01/23 (AGM)	1,000	1,061,285
Sales Tax Securitization Corp. RB
Series A, 4.00%, 01/01/40 (Call 01/01/30) (BAM)	1,000	1,181,782
Series A, 5.00%, 01/01/25	770	883,765
Series A, 5.00%, 01/01/30	2,500	3,272,544
Series A, 5.00%, 01/01/37 (Call 01/01/30) (BAM)	1,000	1,277,773
State of Illinois GO
5.00%, 02/01/22	7,755	7,908,665
5.00%, 05/01/22	3,300	3,404,465
5.00%, 08/01/22	580	605,159
5.00%, 02/01/23	11,955	12,743,612
5.00%, 02/01/24	15,070	16,725,878
5.00%, 05/01/24	11,880	13,306,302
5.00%, 08/01/24 (Call 08/01/22)	3,550	3,705,234
5.00%, 02/01/25	2,000	2,298,381
5.00%, 02/01/26	5,000	5,910,711
5.00%, 02/01/26 (Call 02/01/24)	2,000	2,206,952
5.00%, 02/01/28 (Call 02/01/27)	4,500	5,415,238
5.00%, 05/01/28 (Call 05/01/24)	1,080	1,200,217
5.00%, 05/01/29 (Call 05/01/24)	1,900	2,108,295
5.00%, 05/01/31 (Call 05/01/24)	1,500	1,658,151
5.00%, 05/01/36 (Call 05/01/24)	1,000	1,100,982
5.00%, 02/01/39 (Call 02/01/24)	7,285	7,970,878
5.00%, 05/01/39 (Call 05/01/24)	2,500	2,748,294
5.25%, 07/01/28 (Call 07/01/23)	1,000	1,081,840
5.25%, 07/01/29 (Call 07/01/23)	2,000	2,159,739
5.25%, 02/01/32 (Call 02/01/24)	7,650	8,462,200
5.25%, 02/01/34 (Call 02/01/24)	3,000	3,311,659
5.38%, 05/01/23	4,500	4,874,803
5.50%, 05/01/24	2,500	2,833,204
5.50%, 07/01/27 (Call 07/01/23)	660	717,809
5.50%, 05/01/30	2,000	2,655,722
5.50%, 07/01/33 (Call 07/01/23)	5,000	5,387,848
5.50%, 07/01/38 (Call 07/01/23)	1,000	1,074,804
5.50%, 05/01/39 (Call 05/01/30)	7,075	9,111,765
5.75%, 05/01/45 (Call 05/01/30)	3,125	4,032,119
Series A, 4.00%, 12/01/33 (Call 12/01/27)	2,500	2,823,455
Series A, 4.00%, 03/01/38 (Call 03/01/31)	2,000	2,344,199

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series A, 4.00%, 03/01/41 (Call 03/01/31)	$4,750	$5,518,424
Series A, 5.00%, 03/01/22	1,500	1,535,650
Series A, 5.00%, 10/01/23	5,400	5,916,218
Series A, 5.00%, 03/01/25	2,120	2,443,140
Series A, 5.00%, 10/01/26	4,750	5,714,522
Series A, 5.00%, 11/01/26	5,000	6,028,552
Series A, 5.00%, 03/01/27	2,640	3,207,475
Series A, 5.00%, 03/01/28	1,425	1,765,740
Series A, 5.00%, 03/01/31	1,500	1,956,024
Series A, 5.00%, 12/01/31 (Call 12/01/27)	2,000	2,413,091
Series A, 5.00%, 12/01/32 (Call 12/01/27)	2,270	2,725,989
Series A, 5.00%, 03/01/33 (Call 03/01/31)	2,500	3,226,726
Series A, 5.00%, 10/01/33 (Call 10/01/28)	1,240	1,518,963
Series A, 5.00%, 12/01/34 (Call 12/01/27)	2,650	3,173,910
Series A, 5.00%, 03/01/35 (Call 03/01/31)	1,500	1,921,842
Series A, 5.00%, 03/01/36 (Call 03/01/31)	3,000	3,827,039
Series A, 5.00%, 12/01/39 (Call 12/01/27)	2,000	2,373,581
Series A, 5.00%, 03/01/46 (Call 03/01/31)	9,925	12,375,058
Series B, 5.00%, 10/01/21	1,000	1,003,879
Series B, 5.00%, 10/01/22	1,250	1,313,959
Series B, 5.00%, 03/01/24	3,000	3,340,174
Series B, 5.00%, 10/01/28	2,000	2,507,124
Series B, 5.00%, 10/01/29 (Call 10/01/28)	4,100	5,098,690
Series B, 5.00%, 10/01/30 (Call 10/01/28)	3,000	3,719,603
Series B, 5.00%, 11/01/30 (Call 11/01/29)	2,000	2,537,080
Series B, 5.00%, 10/01/32 (Call 10/01/28)	2,000	2,454,659
Series B, 5.00%, 11/01/32 (Call 11/01/29)	5,750	7,210,353
Series C, 4.00%, 03/01/22	2,965	3,020,842
Series C, 4.00%, 03/01/23	5,000	5,273,837
Series C, 4.00%, 03/01/24	6,160	6,705,647
Series C, 4.00%, 10/01/38 (Call 10/01/30)	2,500	2,913,271
Series C, 4.00%, 10/01/40 (Call 10/01/30)	5,000	5,792,682
Series C, 4.00%, 11/01/40 (Call 11/01/29)	18,000	20,582,179
Series C, 5.00%, 11/01/29 (Call 11/01/27)	14,495	17,575,357
Series D, 5.00%, 11/01/21	12,005	12,099,746
Series D, 5.00%, 11/01/22	13,600	14,346,977
Series D, 5.00%, 11/01/23	8,300	9,123,641
Series D, 5.00%, 11/01/24	6,850	7,807,058
Series D, 5.00%, 11/01/25	17,485	20,533,494
Series D, 5.00%, 11/01/26	13,570	16,361,491
Series D, 5.00%, 11/01/27	15,530	19,121,951
Series D, 5.00%, 11/01/28 (Call 11/01/27)	6,000	7,326,670
State of Illinois RB, 5.00%, 06/15/26 (Call 06/15/23)	1,500	1,617,137

		785,019,370

Indiana — 0.7%
City of Indianapolis Department of Public Utilities Water System Revenue RB
Series A, 5.00%, 10/01/33 (Call 10/01/28)	4,180	5,309,102
Series A, 5.00%, 10/01/35 (Call 10/01/28)	1,000	1,260,858
Series B, 5.00%, 10/01/37 (Call 10/01/26)	14,010	16,927,413
Indiana Finance Authority RB
Series 1, 4.00%, 10/01/35 (Call 10/01/31)	750	934,106
Series 1, 4.00%, 10/01/39 (Call 10/01/31)	4,200	5,119,366
Series 1, 5.00%, 10/01/29	1,000	1,316,142
Series 1, 5.00%, 10/01/34 (Call 10/01/31)	2,600	3,515,545
Series 1, 5.00%, 10/01/37 (Call 10/01/31)	1,600	2,141,861
Series A, 4.00%, 10/01/42 (Call 10/01/22)	2,500	2,584,846
Series A, 4.25%, 10/01/44 (Call 10/01/24)	3,205	3,500,206
Series A, 5.00%, 02/01/38 (Call 02/01/29)	3,310	4,212,803
Series A, 5.00%, 02/01/39 (Call 02/01/29)	7,755	9,848,428

Security	Par (000)	Value

Indiana (continued)
Series A, 5.00%, 10/01/40 (Call 10/01/24)	$10,000	$11,316,398
Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,397,449
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,127,693
Series A, 5.00%, 10/01/46 (Call 10/01/26)	7,370	8,772,221
Series A, 5.25%, 02/01/35 (Call 08/01/25)	1,000	1,177,239
Series A, 5.25%, 10/01/38 (Call 10/01/21)	2,615	2,625,735
Series B, 5.00%, 02/01/23	5,330	5,698,688
Series B, 5.00%, 02/01/24	4,000	4,468,534
Series B, 5.00%, 02/01/25	4,915	5,708,368
Series B, 5.00%, 10/01/41 (Call 10/01/21)	1,000	1,003,904
Series C, 5.00%, 12/01/23	1,435	1,591,839
Series C, 5.00%, 12/01/24	5,070	5,857,232
Series C, 5.00%, 06/01/27 (Call 12/01/26)	7,110	8,745,535
Series C, 5.00%, 02/01/29 (Call 02/01/28)	1,800	2,293,018
Series C, 5.00%, 06/01/29	3,065	4,026,724
Series C, 5.00%, 02/01/32 (PR 02/01/23)	1,000	1,068,622
Series E, 5.00%, 02/01/27 (Call 08/01/26)	3,315	4,050,136
Indiana Municipal Power Agency RB
Series A, 5.00%, 01/01/42 (Call 07/01/26)	12,950	15,496,329
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,000	3,652,484
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.00%, 02/01/49 (Call 02/01/29)	6,000	7,420,034
Series A, 5.00%, 02/01/54 (Call 02/01/29)	9,950	12,266,616

		167,435,474

Iowa — 0.1%
Iowa Finance Authority RB
5.00%, 08/01/28 (Call 08/01/27)	2,195	2,764,273
5.00%, 08/01/30 (Call 08/01/27)	2,000	2,502,713
5.00%, 08/01/31 (Call 08/01/27)	3,415	4,260,815
5.00%, 08/01/42 (Call 08/01/27)	2,000	2,452,102
State of Iowa RB, Series A, 5.00%, 06/01/27
(Call 06/01/26)	1,000	1,209,964

		13,189,867

Kansas — 0.2%
State of Kansas Department of Transportation RB
5.00%, 09/01/26 (Call 09/01/25)	5,000	5,922,048
5.00%, 09/01/27 (Call 09/01/25)	3,000	3,541,589
5.00%, 09/01/29 (Call 09/01/25)	1,000	1,178,274
5.00%, 09/01/30 (Call 09/01/25)	3,270	3,851,908
5.00%, 09/01/33 (Call 09/01/25)	3,000	3,528,401
5.00%, 09/01/35 (Call 09/01/25)	2,000	2,345,366
Series A, 5.00%, 09/01/21	2,205	2,205,000
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,000	2,273,895
Series A, 5.00%, 09/01/29 (Call 09/01/24)	1,000	1,136,891
Series A, 5.00%, 09/01/30 (Call 09/01/24)	1,100	1,250,319
Series B, 5.00%, 09/01/22	2,050	2,150,128
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 4.25%, 09/01/39 (Call 09/01/24)	9,285	10,198,250

		39,582,069

Kentucky — 0.0%
Kentucky Asset Liability Commission RB, Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,000	1,135,944
Kentucky Public Transportation Infrastructure Authority RB, Series A, 5.75%, 07/01/49 (Call 07/01/23)	1,000	1,094,959
Kentucky State Property & Building Commission RB
Series B, 5.00%, 11/01/23 (SAP)	1,500	1,652,187
Series C, 5.00%, 11/01/21	4,300	4,334,732

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
Louisville & Jefferson County Metropolitan Sewer District RB
Series A, 5.00%, 05/15/30 (Call 11/15/21)	$500	$504,893
Series A, 5.00%, 05/15/34 (Call 11/15/21)	1,000	1,009,552

		9,732,267

Louisiana — 0.4%
City of New Orleans LA Sewerage Service Revenue RB, 5.00%, 06/01/44 (PR 06/01/24)	1,000	1,129,372
City of New Orleans LA Water System Revenue RB, 5.00%, 12/01/44 (PR 12/01/24)	1,000	1,151,760
East Baton Rouge Sewerage Commission RB
Series A, 4.00%, 02/01/45 (Call 02/01/29)	3,000	3,494,838
Series B, 5.00%, 02/01/39 (PR 02/01/25)	2,000	2,322,734
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014-A, 5.00%, 02/01/44 (PR 02/01/24)	2,000	2,233,118
Series A, 4.00%, 02/01/48 (PR 02/01/23)	1,000	1,054,502
New Orleans Aviation Board RB, Series A, 5.00%, 01/01/48 (Call 01/01/27)	1,500	1,803,939
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A, 4.50%, 05/01/39 (Call 05/01/25)	1,000	1,126,919
Series A, 5.00%, 05/01/41 (Call 05/01/25)	8,500	9,752,985
Series A-1, 4.00%, 05/01/32 (Call 05/01/22)	6,000	6,152,836
Series A-1, 4.00%, 05/01/35 (Call 05/01/22)	1,000	1,024,778
Series A-1, 5.00%, 05/01/24 (Call 05/01/22)	800	825,651
Series A-1, 5.00%, 05/01/24 (PR 05/01/22)	250	258,128
Series A-1, 5.00%, 05/01/25 (Call 05/01/22)	760	784,369
Series A-1, 5.00%, 05/01/25 (PR 05/01/22)	240	247,802
Series B, 5.00%, 05/01/36 (PR 05/01/24)	1,000	1,128,318
Series C, 5.00%, 05/01/40 (Call 11/01/27)	2,000	2,452,244
Series C-1, 5.00%, 05/01/43 (PR 05/01/23)	10,000	10,805,658
State of Louisiana GO
Series A, 4.00%, 02/01/29 (Call 02/01/24)	2,110	2,293,081
Series A, 4.00%, 02/01/31 (Call 02/01/24)	10,000	10,865,441
Series A, 4.00%, 08/01/31 (PR 08/01/22)	1,000	1,035,522
Series A, 4.00%, 02/01/33 (Call 02/01/24)	3,000	3,258,193
Series A, 5.00%, 02/01/28 (Call 02/01/24)	1,000	1,110,681
Series A, 5.00%, 03/01/31 (Call 03/01/30)	3,920	5,187,080
Series B, 5.00%, 11/15/21	1,650	1,666,454
Series B, 5.00%, 08/01/25	8,595	10,145,810
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,050	3,707,394
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,850	3,456,543
Series C, 5.00%, 07/15/23 (PR 07/15/22)	1,975	2,058,903
Series C, 5.00%, 08/01/23	1,000	1,093,263
Series C, 5.00%, 07/15/24 (PR 07/15/22)	1,000	1,042,482
Series C, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,273,517
State of Louisiana RB
5.00%, 09/01/22	2,425	2,543,946
5.00%, 09/01/23	1,470	1,612,036

		101,100,297

Maine — 0.0%
Maine Turnpike Authority RB
4.00%, 07/01/45 (Call 07/01/30)	1,000	1,178,953
4.00%, 07/01/50 (Call 07/01/30)	2,425	2,845,250
5.00%, 07/01/47 (Call 07/01/28)	1,000	1,216,426

		5,240,629

Maryland — 2.6%
City of Baltimore MD RB
Series A, 4.00%, 07/01/44 (Call 07/01/29)	6,500	7,656,604

Security	Par (000)	Value

Maryland (continued)
Series A, 4.00%, 07/01/49 (Call 07/01/29)	$2,000	$2,338,845
Series A, 5.00%, 07/01/43 (PR 01/01/24)	1,000	1,112,542
Series A, 5.00%, 07/01/46 (Call 01/01/27)	3,000	3,639,563
County of Anne Arundel MD GOL
5.00%, 04/01/22	14,985	15,412,408
5.00%, 10/01/25	5,225	6,214,877
5.00%, 10/01/47 (Call 10/01/27)	2,000	2,475,095
County of Montgomery MD GO
Series A, 5.00%, 11/01/21	8,660	8,730,093
Series A, 5.00%, 11/01/22	3,100	3,277,613
Series A, 5.00%, 11/01/23	2,500	2,762,831
Series A, 5.00%, 11/01/24	8,125	9,351,308
Series A, 5.00%, 11/01/28 (PR 11/01/24)	525	604,437
Series B, 5.00%, 11/01/21	2,250	2,268,211
Series B, 5.00%, 06/01/22	4,990	5,173,890
Series B, 5.00%, 11/01/24	2,200	2,532,046
Series B, 5.00%, 11/01/25 (Call 11/01/24)	3,945	4,538,864
Series B, 5.00%, 11/01/26 (Call 11/01/24)	1,000	1,150,225
Series C, 5.00%, 10/01/22	6,000	6,319,358
Series C, 5.00%, 10/01/25	6,365	7,570,851
Series C, 5.00%, 10/01/26	5,000	6,144,002
Series C, 5.00%, 10/01/27	1,500	1,896,683
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	1,200	1,472,548
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/27	1,505	1,892,007
Series A, 5.00%, 07/15/29 (Call 07/15/28)	2,000	2,567,057
Series A, 5.00%, 07/15/31 (Call 07/15/28)	6,000	7,652,288
Series B, 5.00%, 07/15/23	12,500	13,639,100
Maryland State Transportation Authority RB
4.00%, 07/01/45 (Call 07/01/30)	2,000	2,381,282
4.00%, 07/01/50 (Call 07/01/30)	1,000	1,184,023
Series A, 3.00%, 07/01/47 (Call 07/01/31)	2,000	2,155,830
Series A, 5.00%, 07/01/46 (Call 07/01/31)	20,265	26,497,714
Series A, 5.00%, 07/01/51 (Call 07/01/31)	3,000	3,905,193
State of Maryland Department of Transportation RB
4.00%, 09/01/22	1,175	1,220,923
4.00%, 11/01/25 (Call 11/01/24)	3,000	3,357,079
5.00%, 11/01/22	11,515	12,173,351
5.00%, 02/15/23	5,200	5,569,463
5.00%, 09/01/23	1,130	1,240,140
5.00%, 09/01/24	1,250	1,430,313
5.00%, 11/01/24	4,505	5,188,031
5.00%, 09/01/25	6,105	7,248,792
5.00%, 09/01/26	4,840	5,937,712
5.00%, 09/01/27	7,030	8,878,288
5.00%, 10/01/27	1,000	1,265,823
5.00%, 09/01/28 (Call 09/01/27)	3,045	3,819,120
5.00%, 10/01/28 (Call 10/01/27)	7,000	8,799,328
5.00%, 10/01/29 (Call 10/01/26)	1,800	2,194,742
5.00%, 09/01/30 (Call 09/01/27)	1,000	1,240,292
5.00%, 10/01/33 (Call 10/01/30)	3,000	4,025,676
5.00%, 10/01/34 (Call 10/01/30)	17,090	22,856,106
5.00%, 10/01/35 (Call 10/01/30)	3,415	4,555,020
State of Maryland GO
First Series, 4.00%, 06/01/25 (Call 06/01/24)	4,255	4,690,897
First Series, 4.00%, 03/15/33 (Call 03/15/29)	1,200	1,455,003
First Series, 5.00%, 03/15/26	3,000	3,623,283
First Series, 5.00%, 03/15/27	4,080	5,081,312
First Series, 5.00%, 03/15/29	5,000	6,558,845

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
First Series, 5.00%, 03/15/31 (Call 03/15/29)	$3,000	$3,891,280
First Series, 5.00%, 03/15/32 (Call 03/15/29)	5,000	6,467,733
Second Series, 4.00%, 08/01/32 (Call 08/01/28)	4,000	4,814,446
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	1,905	2,447,815
Second Series, 5.00%, 08/01/31 (Call 08/01/28)	1,500	1,913,049
Second Series A, 4.00%, 08/01/35 (Call 08/01/31)	7,400	9,246,908
Second Series A, 5.00%, 08/01/24	10,210	11,637,156
Second Series A, 5.00%, 08/01/28	3,000	3,876,555
Second Series A, 5.00%, 08/01/29	4,500	5,954,082
Series A, 3.13%, 03/15/33 (Call 03/15/28)	4,800	5,392,442
Series A, 4.00%, 08/01/27 (Call 08/01/23)	2,000	2,145,972
Series A, 4.00%, 08/01/29 (Call 08/01/23)	2,000	2,136,681
Series A, 5.00%, 03/01/22	1,500	1,536,723
Series A, 5.00%, 03/15/22	3,525	3,618,044
Series A, 5.00%, 03/15/23	6,810	7,322,387
Series A, 5.00%, 08/01/23	20,240	22,131,734
Series A, 5.00%, 08/01/24	25,980	29,611,490
Series A, 5.00%, 08/01/24 (PR 08/01/23)	2,225	2,431,156
Series A, 5.00%, 03/15/25	10,950	12,774,780
Series A, 5.00%, 03/15/26	10,015	12,095,727
Series A, 5.00%, 03/01/27	10,845	13,491,616
Series A, 5.00%, 03/15/27	3,550	4,421,240
Series A, 5.00%, 03/15/28	1,160	1,484,656
Series A, 5.00%, 08/01/28 (Call 08/01/27)	5,000	6,266,954
Series A, 5.00%, 03/15/29 (Call 03/15/27)	7,880	9,789,897
Series A, 5.00%, 03/15/29 (Call 03/15/28)	2,025	2,577,527
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,000	3,787,360
Series A, 5.00%, 08/01/31 (Call 08/01/30)	5,000	6,724,160
Series A, 5.00%, 03/15/33 (Call 03/15/30)	5,000	6,618,677
Series A, 5.00%, 08/01/33 (Call 08/01/30)	2,115	2,824,939
Series A, 5.00%, 08/01/34 (Call 08/01/30)	5,000	6,655,359
Series A, 5.00%, 03/01/36 (Call 03/01/31)	11,760	15,800,116
Series B, 4.00%, 08/01/25	4,445	5,083,734
Series B, 4.00%, 08/01/27 (Call 08/01/22)	3,390	3,510,419
Series B, 5.00%, 08/01/22	5,360	5,600,962
Series B, 5.00%, 08/01/24	2,630	2,997,622
Series B, 5.00%, 08/01/25	23,190	27,423,903
Series B, 5.00%, 08/01/26	13,755	16,815,416
Series C, 5.00%, 08/01/22	5,855	6,118,215
Series C, 5.00%, 08/01/23	10,365	11,333,765
Series C, 5.00%, 08/01/24	12,325	14,047,791

		611,747,415

Massachusetts — 5.1%
City of Boston MA GO
Series D, 5.00%, 03/01/22	3,835	3,929,085
Series D, 5.00%, 03/01/23	4,140	4,444,356
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,000	3,258,293
Series A, 5.00%, 06/15/25 (Call 06/15/24)	6,335	7,164,231
Series A, 5.00%, 06/15/27 (Call 06/15/24)	2,025	2,281,483
Series A, 5.00%, 06/15/27 (Call 06/15/26)	3,000	3,632,558
Commonwealth of Massachusetts GOL
4.00%, 05/01/35 (Call 05/01/23)	2,000	2,118,532
4.00%, 05/01/38 (Call 05/01/23)	1,500	1,586,588
4.00%, 05/01/39 (Call 05/01/23)	2,000	2,113,923
4.00%, 05/01/40 (Call 05/01/23)	1,460	1,542,934
5.00%, 07/01/30	1,500	2,016,351
5.00%, 07/01/31 (Call 07/01/30)	10,000	13,342,686
5.00%, 07/01/37 (Call 07/01/30)	5,650	7,389,598

Security	Par (000)	Value

Massachusetts (continued)
5.00%, 07/01/38 (Call 07/01/30)	$2,000	$2,609,378
5.00%, 07/01/40 (Call 07/01/30)	1,500	1,947,807
5.00%, 07/01/45 (Call 07/01/30)	5,000	6,414,147
5.00%, 07/01/48 (Call 07/01/30)	3,000	3,834,529
Series A, 4.25%, 12/01/39 (PR 12/01/21)	4,220	4,263,274
Series A, 4.50%, 12/01/43 (PR 12/01/21)	2,500	2,527,181
Series A, 5.00%, 03/01/23	2,410	2,586,417
Series A, 5.00%, 01/01/24	2,100	2,336,716
Series A, 5.00%, 07/01/25	1,340	1,579,986
Series A, 5.00%, 07/01/26	2,680	3,266,236
Series A, 5.00%, 07/01/28 (Call 07/01/26)	1,500	1,815,482
Series A, 5.00%, 03/01/29	8,500	11,132,806
Series A, 5.00%, 01/01/34 (Call 01/01/28)	2,500	3,126,680
Series A, 5.00%, 07/01/36 (Call 07/01/25)	2,500	2,915,111
Series A, 5.00%, 01/01/38 (Call 01/01/28)	1,000	1,239,146
Series A, 5.00%, 01/01/38 (Call 01/01/29)	5,000	6,340,985
Series A, 5.00%, 01/01/39 (Call 01/01/28)	8,710	10,772,245
Series A, 5.00%, 03/01/41 (Call 03/01/24)	3,470	3,857,904
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,795	4,666,892
Series A, 5.00%, 01/01/43 (Call 01/01/28)	2,000	2,458,444
Series A, 5.00%, 03/01/46 (Call 03/01/24)	1,305	1,450,720
Series A, 5.00%, 04/01/47 (Call 04/01/27)	2,265	2,762,737
Series A, 5.00%, 01/01/48 (Call 01/01/28)	3,090	3,793,539
Series A, 5.00%, 01/01/49 (Call 01/01/29)	2,500	3,124,605
Series A, 5.50%, 08/01/30 (AMBAC)	6,400	8,890,268
Series A, VRDN,5.00%, 06/01/44(b)(c)	5,000	5,422,587
Series B, 4.00%, 03/01/32 (Call 03/01/30)	16,455	20,357,999
Series B, 5.00%, 07/01/22	1,275	1,327,324
Series B, 5.00%, 08/01/23	5,350	5,848,955
Series B, 5.00%, 07/01/24	7,630	8,667,250
Series B, 5.00%, 07/01/25	8,955	10,558,784
Series B, 5.00%, 07/01/26	4,950	6,032,786
Series B, 5.00%, 07/01/27	1,000	1,255,155
Series B, 5.00%, 07/01/28	11,745	15,136,202
Series B, 5.00%, 07/01/32 (Call 07/01/30)	1,500	1,994,468
Series B, 5.00%, 07/01/33 (Call 07/01/26)	2,080	2,504,925
Series B, 5.00%, 04/01/47 (Call 04/01/27)	5,000	6,098,756
Series B, 5.25%, 08/01/22	1,155	1,209,780
Series B, 5.25%, 09/01/22 (AGM)	3,000	3,155,245
Series B, 5.25%, 08/01/23	3,740	4,106,671
Series B, 5.25%, 09/01/23 (AGM)	7,095	7,818,909
Series B, 5.25%, 09/01/24 (AGM)	2,135	2,457,536
Series B, 5.25%, 09/01/25 (AGM)	1,080	1,291,636
Series C, 2.75%, 03/01/50 (Call 03/01/30)	3,500	3,606,623
Series C, 3.00%, 03/01/47 (Call 03/01/30)	3,500	3,755,911
Series C, 5.00%, 04/01/22	1,290	1,327,025
Series C, 5.00%, 08/01/22	1,510	1,578,169
Series C, 5.00%, 10/01/22	8,350	8,795,378
Series C, 5.00%, 07/01/23 (Call 07/01/22)	5,510	5,733,277
Series C, 5.00%, 10/01/24	6,755	7,749,845
Series C, 5.00%, 05/01/25	2,500	2,930,198
Series C, 5.00%, 08/01/25	1,425	1,685,169
Series C, 5.00%, 10/01/25	11,010	13,095,846
Series C, 5.00%, 04/01/26	10,230	12,368,232
Series C, 5.00%, 10/01/27	1,250	1,579,716
Series C, 5.00%, 05/01/29 (Call 05/01/23)	2,000	2,159,335
Series C, 5.00%, 05/01/30 (Call 05/01/23)	5,000	5,396,591
Series C, 5.00%, 05/01/32 (Call 05/01/23)	1,000	1,078,794
Series C, 5.00%, 05/01/33 (Call 05/01/23)	3,585	3,866,225
Series C, 5.00%, 05/01/44 (Call 05/01/29)	2,000	2,533,854

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series C, 5.00%, 05/01/45 (Call 05/01/29)	$11,860	$15,002,550
Series C, 5.00%, 05/01/47 (Call 05/01/29)	5,000	6,312,908
Series C, 5.50%, 12/01/22 (AGM)	2,865	3,058,269
Series C, 5.50%, 12/01/22 (AMBAC)	6,200	6,619,865
Series C, 5.50%, 12/01/23 (AMBAC)	1,050	1,176,031
Series D, 4.00%, 02/01/41 (Call 02/01/27)	3,000	3,411,906
Series D, 4.00%, 02/01/45 (Call 02/01/27)	2,000	2,260,273
Series D, 5.00%, 10/01/24 (PR 10/01/21)	1,060	1,064,182
Series D, 5.00%, 07/01/25	2,650	3,124,598
Series D, 5.00%, 07/01/26	9,035	11,011,357
Series D, 5.00%, 07/01/27	3,900	4,895,105
Series D, 5.00%, 07/01/28	2,600	3,350,713
Series D-2-R, VRDN,1.70%, 08/01/43(b)(c)	1,600	1,622,521
Series E, 3.00%, 12/01/27	1,905	2,185,067
Series E, 4.00%, 09/01/39 (Call 09/01/25)	5,500	6,189,720
Series E, 4.00%, 04/01/46 (Call 04/01/25)	9,915	11,026,987
Series E, 5.00%, 11/01/25 (AMBAC)	2,150	2,564,616
Series E, 5.00%, 11/01/26	5,060	6,230,457
Series E, 5.00%, 11/01/27	10,495	13,293,292
Series E, 5.00%, 09/01/28 (PR 09/01/22)	4,400	4,613,931
Series E, 5.00%, 11/01/30	1,600	2,165,986
Series E, 5.00%, 05/01/32 (Call 05/01/24)	4,750	5,340,624
Series E, 5.00%, 11/01/32 (Call 11/01/30)	1,500	2,009,920
Series E, 5.00%, 05/01/33 (Call 05/01/24)	3,000	3,371,723
Series E, 5.00%, 11/01/33 (Call 11/01/30)	2,000	2,666,309
Series E, 5.00%, 09/01/37 (Call 09/01/28)	4,000	5,063,808
Series E, 5.00%, 11/01/50 (Call 11/01/30)	8,545	10,984,879
Series F, 5.00%, 11/01/38 (Call 11/01/27)	4,870	6,104,010
Series F, 5.00%, 11/01/39 (Call 11/01/27)	2,700	3,381,481
Series F, 5.00%, 11/01/42 (Call 11/01/27)	2,500	3,125,506
Series G, 5.00%, 09/01/33 (Call 09/01/24)	5,035	5,735,713
Series H, 5.00%, 12/01/24	1,245	1,437,436
Series J, 5.00%, 12/01/36 (Call 12/01/26)	13,710	16,727,827
Series J, 5.00%, 12/01/37 (Call 12/01/26)	8,845	10,786,676
Commonwealth of Massachusetts Transportation Fund Revenue RB
5.00%, 06/01/49 (Call 06/01/29)	7,000	8,807,907
Series A, 4.00%, 06/01/45 (Call 06/01/25)	2,500	2,780,122
Series A, 4.00%, 06/01/50 (Call 06/01/30)	5,000	5,925,425
Series A, 5.00%, 06/01/41 (Call 06/01/26)	4,850	5,804,333
Series A, 5.00%, 06/01/41 (Call 06/01/31)	15,000	19,790,869
Series A, 5.00%, 06/01/42 (Call 06/01/27)	5,600	6,898,396
Series A, 5.00%, 06/01/42 (Call 06/01/31)	10,000	13,154,335
Series A, 5.00%, 06/01/43 (Call 12/01/27)	11,730	14,592,220
Series A, 5.00%, 06/01/44 (Call 06/01/24)	2,000	2,250,066
Series A, 5.00%, 06/01/47 (Call 06/01/27)	3,850	4,742,648
Series A, 5.00%, 06/01/51 (Call 06/01/30)	5,000	6,363,476
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/41 (Call 07/01/29)	6,955	8,888,364
5.00%, 07/01/45 (Call 07/01/28)	2,360	2,941,335
5.00%, 07/01/50 (Call 07/01/28)	2,500	3,105,928
Series A, 5.00%, 07/01/22	1,000	1,040,867
Series A, 5.00%, 07/01/25	1,550	1,826,945
Series A, 5.00%, 07/01/27	7,400	9,273,656
Series A, 5.00%, 07/01/28	4,255	5,467,186
Series A, 5.00%, 07/01/29	2,780	3,656,615
Series A, 5.00%, 07/01/31	2,870	3,935,826
Series A, 5.00%, 07/01/41 (Call 07/01/22)	7,500	7,789,785
Series A, 5.25%, 07/01/30	3,635	4,959,474
Series A-1, 4.00%, 07/01/37 (Call 07/01/31)	1,500	1,852,628

Security	Par (000)	Value

Massachusetts (continued)
Series A-1, 4.00%, 07/01/38 (Call 07/01/31)	$3,000	$3,695,050
Series A-1, 4.00%, 07/01/51 (Call 07/01/31)	1,500	1,799,008
Series A-1, 5.00%, 07/01/34 (Call 07/01/31)	1,215	1,646,174
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/22	3,595	3,741,916
Series A, 5.00%, 07/01/23	6,895	7,507,788
Series A, 5.00%, 07/01/24	6,445	7,319,193
Series A-1, 5.00%, 07/01/24	1,250	1,418,787
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/23	2,580	2,821,140
5.00%, 08/01/24	1,000	1,140,095
5.00%, 08/01/26	2,000	2,446,082
5.00%, 08/01/28	3,000	3,881,249
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	1,265	1,178,741
Massachusetts Development Finance Agency RB
5.00%, 01/01/41 (Call 01/01/25)	1,000	1,105,004
Series A, 4.00%, 07/15/36 (Call 07/15/26)	7,500	8,671,958
Series A, 5.00%, 10/15/25	11,500	13,717,686
Series A, 5.00%, 10/15/26	5,175	6,375,321
Series A, 5.00%, 10/15/27	5,000	6,342,698
Series A, 5.00%, 07/15/28 (Call 07/15/26)	2,000	2,425,613
Series A, 5.00%, 10/15/28	2,750	3,587,102
Series A, 5.00%, 10/15/29	5,000	6,678,260
Series A, 5.00%, 10/15/30	5,000	6,824,505
Series A, 5.00%, 07/15/33 (Call 07/15/26)	3,000	3,627,039
Series A, 5.00%, 07/15/34 (Call 07/15/26)	240	289,703
Series A, 5.00%, 07/15/36	1,490	2,122,073
Series A, 5.00%, 07/15/40	4,000	5,858,612
Series A, 5.00%, 01/01/47 (Call 01/01/27)	1,500	1,734,825
Series BB1, 5.00%, 10/01/46 (Call 10/01/26)	1,750	2,089,642
Series P, 5.00%, 07/01/43 (Call 07/01/23)	4,125	4,453,554
Series P, 5.00%, 07/01/50	10,000	15,803,030
Series U-6E, VRDN,0.01%, 10/01/42 (Put 08/31/21)(b)(c)	20,000	20,000,000
Series V, 5.00%, 07/01/55	1,000	1,603,033
Massachusetts Health & Educational Facilities Authority RB
Series J-1, VRDN,0.01%, 07/01/31 (Put 08/31/21)(b)(c)	15,000	15,000,000
Series J-2, VRDN,0.01%, 07/01/31 (Put 08/31/21)(b)(c)	1,280	1,280,000
Series K, 5.50%, 07/01/32	1,715	2,479,862
Massachusetts School Building Authority RB
Series A, 4.00%, 02/15/43 (Call 02/15/28)	4,000	4,646,078
Series A, 5.00%, 08/15/22	1,515	1,586,002
Series A, 5.00%, 08/15/22 (ETM)	70	73,224
Series A, 5.00%, 08/15/23 (Call 08/15/22)	2,130	2,229,970
Series A, 5.00%, 08/15/25 (PR 08/15/22)	1,445	1,512,153
Series A, 5.00%, 08/15/26 (PR 08/15/22)	12,105	12,668,273
Series A, 5.00%, 08/15/30 (PR 08/15/22)	3,135	3,280,944
Series A, 5.00%, 05/15/38 (PR 05/15/23)	30,575	33,095,793
Series A, 5.00%, 05/15/43 (PR 05/15/23)	7,810	8,453,905
Series A, 5.00%, 02/15/44 (Call 02/15/29)	2,000	2,516,650
Series A, 5.00%, 08/15/50 (Call 08/15/30)	8,370	10,749,051
Series A, 5.25%, 02/15/48 (Call 02/15/28)	6,360	7,987,097
Series B, 4.00%, 01/15/45 (Call 01/15/25)	2,000	2,208,183
Series B, 5.00%, 10/15/21	2,230	2,243,129
Series B, 5.00%, 08/15/27 (PR 08/15/22)	1,915	2,004,080
Series B, 5.00%, 08/15/28 (PR 08/15/22)	13,100	13,709,844
Series B, 5.00%, 08/15/29 (PR 08/15/22)	9,040	9,460,839

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.00%, 08/15/30 (PR 08/15/22)	$35,670	$37,330,546
Series B, 5.00%, 10/15/35 (PR 10/15/21)	2,820	2,836,496
Series B, 5.00%, 11/15/39 (Call 11/15/26)	3,000	3,638,138
Series B, 5.00%, 10/15/41 (PR 10/15/21)	22,425	22,556,182
Series B, 5.00%, 11/15/46 (Call 11/15/26)	13,025	15,781,039
Series B, 5.25%, 10/15/35 (PR 10/15/21)	5,500	5,533,816
Series C, 4.00%, 11/15/35 (Call 11/15/26)	3,000	3,477,016
Series C, 4.00%, 08/15/36 (Call 08/15/25)	1,000	1,127,269
Series C, 5.00%, 08/15/24	1,095	1,250,360
Series C, 5.00%, 08/15/37 (Call 08/15/25)	3,000	3,518,949
Series D, 5.00%, 08/15/37 (Call 08/15/25)	18,000	21,113,694
Massachusetts State College Building Authority RB, Series B, 5.00%, 05/01/43 (PR 05/01/22) (HERBIP)	4,800	4,956,049
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
Series A, 5.00%, 01/01/29	3,985	5,188,858
Series A, 5.00%, 01/01/31 (Call 01/01/29)	1,500	1,911,038
Series A, 5.00%, 01/01/34 (Call 01/01/29)	2,500	3,147,674
Series A, VRDN,5.00%, 01/01/39 (Put 01/01/23)(b)(c)	4,500	4,785,619
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	1,540	1,683,624
Series B, 5.00%, 08/01/43 (Call 08/01/28)	6,000	7,519,433
Series B, 5.25%, 08/01/23 (AGM)	1,000	1,098,040
Series B, 5.25%, 08/01/25 (AGM)	2,685	3,202,467
Series B, 5.25%, 08/01/26 (AGM)	9,635	11,901,056
Series B, 5.25%, 08/01/28 (AGM)	1,000	1,309,837
Series B, 5.25%, 08/01/30 (AGM)	3,325	4,568,323
Series B, 5.25%, 08/01/31 (AGM)	800	1,124,252
Series C, 5.00%, 08/01/32 (Call 08/01/26)	11,485	13,884,772
Series C, 5.00%, 08/01/34 (Call 08/01/26)	5,000	6,036,182
University of Massachusetts Building Authority RB
Series 1, 4.00%, 11/01/44 (Call 11/01/27)	2,145	2,472,471
Series 1, 4.00%, 11/01/45 (Call 11/01/25)	2,500	2,807,399
Series 1, 5.00%, 11/01/39 (PR 11/01/22)	2,945	3,112,098
Series 1, 5.00%, 11/01/39 (PR 11/01/24)	6,620	7,621,666
Series 1, 5.00%, 11/01/40 (Call 11/01/25)	2,500	2,943,216
Series 1, 5.00%, 11/01/44 (PR 11/01/24)	2,770	3,189,126
Series 1-2021, 5.00%, 11/01/39 (Call 11/01/24)	6,750	7,690,560
Series 1-2021, 5.00%, 11/01/39 (PR 11/01/24)	3,130	3,592,879
Series 2021-1, 5.00%, 11/01/22	3,500	3,700,531
Series 2021-1, 5.00%, 11/01/23	1,500	1,658,044

		1,191,142,338

Michigan — 1.1%
City of Detroit MI Sewage Disposal System Revenue RB, Series A, 5.25%, 07/01/39 (PR 07/01/22)	26,195	27,312,418
Detroit City School District GO, Series A, 5.25%, 05/01/30 (AGM)	2,500	3,391,421
Great Lakes Water Authority Sewage Disposal System Revenue RB
Series B, 5.00%, 07/01/28	2,000	2,559,033
Series B, 5.00%, 07/01/34 (Call 07/01/26)	2,000	2,407,698
Great Lakes Water Authority Water Supply System Revenue RB
Series A, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,542,610
Series D, 5.00%, 07/01/30 (Call 07/01/26)	2,500	3,020,208
Series D, 5.00%, 07/01/36 (Call 07/01/26)	9,500	11,396,507
Lansing Board of Water & Light RB, 5.00%, 07/01/44 (Call 07/01/29)	1,500	1,888,323
Michigan Finance Authority RB
4.00%, 11/01/48 (Call 11/01/28) (SAW)	2,000	2,287,514

Security	Par (000)	Value

Michigan (continued)
Series B, 5.00%, 10/01/28 (Call 10/01/26)	$2,395	$2,945,687
Series C, 5.00%, 07/01/34 (Call 07/01/25)	2,600	3,020,245
Series C-1, 5.00%, 07/01/44 (PR 07/01/22)	15,720	16,357,963
Series C-3, 5.00%, 07/01/24 (AGM)	6,000	6,779,189
Series C-3, 5.00%, 07/01/32 (Call 07/01/24) (AGM)	1,000	1,127,747
Series D1, 5.00%, 07/01/22 (AGM)	1,040	1,081,698
Series D2, 5.00%, 07/01/26 (Call 07/01/24) (AGM)	1,000	1,136,249
Series D2, 5.00%, 07/01/27 (Call 07/01/24) (AGM)	3,380	3,840,521
Series D4, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,821,635
Series D4, 5.00%, 07/01/34 (Call 07/01/24)	1,385	1,559,838
Michigan State Building Authority RB
4.00%, 10/15/49 (Call 10/15/29)	9,550	11,200,020
4.00%, 04/15/54 (Call 10/15/29)	2,000	2,337,475
Series I, 3.00%, 10/15/45 (Call 10/15/30)	3,000	3,277,991
Series I, 4.00%, 10/15/46 (Call 10/15/31)	5,000	6,005,589
Series I, 5.00%, 04/15/22	2,250	2,318,325
Series I, 5.00%, 04/15/28 (Call 10/15/25)	3,000	3,564,945
Series I, 5.00%, 10/15/30 (Call 10/15/26)	3,000	3,634,772
Series I, 5.00%, 04/15/31 (Call 10/15/25)	1,025	1,211,101
Series I, 5.00%, 04/15/38 (Call 10/15/25)	3,000	3,521,891
Series I, 5.00%, 04/15/41 (Call 10/15/26)	1,000	1,187,244
Series I, 5.00%, 10/15/51 (Call 10/15/26)	2,500	2,931,468
Series I-A, 5.00%, 10/15/29 (Call 10/15/23)	1,000	1,095,412
Series II-A, 5.38%, 10/15/36 (PR 10/15/21)	1,070	1,076,738
Series II-A, 5.38%, 10/15/41 (PR 10/15/21)	2,000	2,012,595
Michigan State University RB, Series C, 4.00%, 02/15/44 (Call 08/15/29)	4,660	5,463,386
State of Michigan GO
Series A, 5.00%, 05/15/31 (Call 05/15/30)	1,685	2,250,023
Series A, 5.00%, 05/15/32 (Call 05/15/30)	1,800	2,393,171
Series A, 5.00%, 05/15/33 (Call 05/15/30)	2,100	2,782,722
State of Michigan RB
5.00%, 03/15/23	1,000	1,072,666
5.00%, 03/15/24	5,770	6,466,341
5.00%, 03/15/26	2,595	3,127,641
5.00%, 03/15/27	300	372,699
State of Michigan Trunk Line Revenue RB
4.00%, 11/15/38 (Call 11/15/31)	2,000	2,449,912
4.00%, 11/15/41 (Call 11/15/31)	2,000	2,431,146
4.00%, 11/15/44 (Call 11/15/31)	2,000	2,401,088
4.00%, 11/15/46 (Call 11/15/31)	1,350	1,612,437
5.00%, 11/15/22	2,535	2,684,729
5.00%, 11/15/23	5,180	5,736,486
5.00%, 11/15/24	5,000	5,768,309
5.00%, 11/15/25	1,975	2,362,612
5.00%, 11/15/32 (Call 11/15/31)	1,000	1,369,228
5.00%, 11/15/35 (Call 11/15/31)	11,000	14,880,039
Series B, 4.00%, 11/15/37 (Call 11/15/30)	2,000	2,440,140
Series B, 4.00%, 11/15/39 (Call 11/15/30)	2,000	2,415,729
Series B, 4.00%, 11/15/45 (Call 11/15/30)	7,250	8,604,473
Series B, 5.00%, 11/15/27	1,150	1,458,927
Series B, 5.00%, 11/15/28	2,000	2,602,749
Series B, 5.00%, 11/15/45 (Call 11/15/30)	10,000	12,939,195
University of Michigan RB
5.00%, 04/01/46 (Call 04/01/26)	3,000	3,548,455
Series A, 5.00%, 04/01/23	2,020	2,176,329
Series A, 5.00%, 04/01/42 (Call 04/01/27)	2,500	3,034,195
Series A, 5.00%, 04/01/47 (Call 04/01/27)	4,680	5,671,563
Series D-2, VRDN,0.01%, 12/01/29(b)(c)	10,000	10,000,000

		264,368,460

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 0.6%
Metropolitan Council GO
Series B, 5.00%, 12/01/22	$29,510	$31,320,660
Series B, 5.00%, 12/01/23	14,000	15,523,432
Series B, 5.00%, 12/01/24	10,065	11,620,721
Series B, 5.00%, 12/01/25	7,500	8,975,157
Series C, 5.00%, 12/01/27	2,500	3,173,674
Series C, 5.00%, 12/01/28	2,500	3,252,902
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	1,295	1,497,043
Series A, 5.00%, 01/01/26	1,250	1,494,703
Series C, 5.00%, 01/01/41 (Call 01/01/27)	1,500	1,802,857
Series C, 5.00%, 01/01/46 (Call 01/01/27)	4,000	4,808,831
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/23	1,000	1,073,359
State of Minnesota GO
Series A, 5.00%, 08/01/25 (Call 08/01/24)	4,775	5,436,450
Series D, 5.00%, 10/01/21	1,700	1,706,751
Series D, 5.00%, 08/01/22	8,145	8,511,163
Series D, 5.00%, 08/01/23	6,395	6,990,504
Series D, 5.00%, 08/01/24	2,170	2,475,370
Series D, 5.00%, 10/01/24	3,430	3,938,586
Series D, 5.00%, 08/01/25	3,500	4,146,527
Series D, 5.00%, 08/01/26	4,385	5,370,224
Series D, 5.00%, 10/01/26	3,000	3,693,193
Series D, 5.00%, 08/01/27 (Call 08/01/26)	6,700	8,172,454
Series E, 2.00%, 08/01/23	1,000	1,035,930
Series F, 4.00%, 10/01/24 (Call 10/01/23)	3,250	3,508,984
Series F, 5.00%, 10/01/22	6,000	6,318,684
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/46 (PR 01/01/24)	2,000	2,225,083

		148,073,242

Mississippi — 0.2%
State of Mississippi GO
Series A, 4.00%, 10/01/36 (Call 10/01/27)	4,145	4,880,053
Series A, 5.00%, 10/01/27	1,000	1,262,408
Series A, 5.00%, 10/01/28 (Call 10/01/27)	1,650	2,075,247
Series A, 5.00%, 10/01/29 (Call 10/01/27)	6,500	8,143,531
Series A, 5.00%, 10/01/30 (PR 10/01/21)	10,000	10,039,452
Series A, 5.00%, 10/01/31 (Call 10/01/27)	1,000	1,249,188
Series A, 5.00%, 10/01/31 (PR 10/01/21)	1,000	1,003,945
Series A, 5.00%, 10/01/32 (Call 10/01/27)	1,355	1,690,488
Series A, 5.00%, 10/01/34 (Call 10/01/27)	4,000	4,974,241
Series A, 5.00%, 10/01/36 (PR 10/01/21)	1,000	1,003,945
Series B, 4.00%, 10/01/39 (Call 10/01/29)	1,760	2,109,101
Series C, 5.00%, 10/01/24	4,000	4,583,771
Series C, 5.00%, 10/01/26 (Call 10/01/25)	3,500	4,149,277
Series C, 5.00%, 10/01/27 (Call 10/01/25)	3,420	4,042,544

		51,207,191

Missouri — 0.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB, Series A, 5.00%, 10/01/33 (PR 10/01/22)	2,000	2,105,360
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 4.00%, 01/01/42 (Call 01/01/28)	1,000	1,172,996
City of Springfield MO Public Utility Revenue RB, 4.00%, 08/01/31 (Call 08/01/25)	2,000	2,266,372
Curators of the University of Missouri (The) RB, Series B, 5.00%, 11/01/30	7,000	9,447,032

Security	Par (000)	Value

Missouri (continued)
Metropolitan St. Louis Sewer District RB
Series A, 5.00%, 05/01/42 (Call 05/01/27)	$2,000	$2,417,623
Series A, 5.00%, 05/01/42 (PR 05/01/22)	5,000	5,162,552
Series A, 5.00%, 05/01/47 (Call 05/01/27)	3,775	4,542,628
Series B, 5.00%, 05/01/45 (Call 05/01/25)	2,850	3,260,308
Series B, 5.00%, 05/01/45 (PR 05/01/25)	1,350	1,576,712
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/23	6,365	6,882,105
Series A, 5.00%, 05/01/25 (Call 05/01/24)	5,000	5,640,700
Series A, 5.00%, 05/01/26	1,000	1,209,700
Series B, 5.00%, 11/01/21	5,000	5,040,302
Series B, 5.00%, 05/01/22	13,000	13,423,946
Missouri Joint Municipal Electric Utility Commission RB, Series A, 5.00%, 12/01/40 (Call 06/01/26)	9,460	11,241,511
Missouri State Board of Public Buildings RB
Series B, 4.00%, 10/01/28	5,000	6,119,398
Series B, 5.00%, 10/01/22	2,000	2,106,004
Series B, 5.00%, 10/01/24	6,060	6,948,449

		90,563,698

Nebraska — 0.2%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/37 (PR 09/01/22)	1,000	1,048,621
Nebraska Public Power District RB
Series A-2, 5.00%, 01/01/40 (Call 01/01/22)	4,220	4,287,603
Series B, 5.00%, 01/01/22	3,650	3,707,703
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/49 (Call 02/01/26)	2,000	2,324,678
Omaha Public Power District RB
Series A, 5.00%, 02/01/30 (Call 02/01/29)	1,500	1,944,410
Series A, 5.00%, 02/01/31 (Call 02/01/29)	3,650	4,707,609
Series A, 5.00%, 02/01/37 (PR 02/01/22)	2,000	2,040,541
Series AA, 4.00%, 02/01/34 (Call 02/01/24)	2,500	2,701,566
Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,670	4,182,710
Series CC, 4.00%, 02/01/38 (Call 02/01/24)	10,000	10,738,241
University of Nebraska Facilities Corp. RB
Series A, 4.00%, 07/15/59 (Call 07/15/31)	3,500	4,103,393
Series B, 5.00%, 07/15/51 (Call 07/15/31)	3,000	3,946,833

		45,733,908

Nevada — 0.6%
Clark County School District GOL
Series A, 5.00%, 06/15/22	3,500	3,634,827
Series A, 5.00%, 06/15/23	1,000	1,086,934
Series A, 5.00%, 06/15/25	5,240	6,134,001
Series C, 5.00%, 06/15/22	2,750	2,855,935
Series C, 5.00%, 06/15/23	1,500	1,630,401
Series C, 5.00%, 06/15/24	2,580	2,918,479
Series C, 5.00%, 06/15/25	2,740	3,207,474
Series C, 5.00%, 06/15/26 (Call 12/15/25)	4,705	5,595,718
Series C, 5.00%, 06/15/27 (Call 12/15/25)	6,610	7,842,806
Series D, 5.00%, 06/15/28 (Call 12/15/25)	1,000	1,185,106
County of Clark Department of Aviation RB
5.00%, 07/01/23	2,000	2,176,976
5.00%, 07/01/25	2,500	2,943,544
5.00%, 07/01/32 (Call 07/01/29)	2,500	3,234,658
Series A, 5.00%, 07/01/23	2,350	2,557,947
Series A, 5.00%, 07/01/26	1,200	1,460,566
Series A-2, 5.00%, 07/01/40 (Call 07/01/27)	5,190	6,401,038
County of Clark NV GOL 4.00%, 06/01/38 (Call 06/01/27)	12,705	14,590,051

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
4.00%, 07/01/44 (Call 07/01/27)	$7,135	$8,124,849
Series A, 5.00%, 11/01/21	2,935	2,958,657
Series B, 5.00%, 11/01/27 (Call 11/01/26)	2,000	2,454,597
Series B, 5.00%, 11/01/28 (Call 11/01/26)	5,000	6,119,337
County of Clark NV Passenger Facility Charge Revenue RB 5.00%, 07/01/23	1,750	1,904,854
5.00%, 07/01/26	2,000	2,434,277
5.00%, 07/01/33 (Call 07/01/29)	2,000	2,579,795
County of Washoe NV RB, 5.00%, 02/01/42 (Call 02/01/29)	2,000	2,481,820
Las Vegas Valley Water District GOL 4.00%, 06/01/39 (Call 12/01/24)	2,000	2,191,504
5.00%, 06/01/39 (Call 12/01/24)	5,775	6,566,785
Series A, 5.00%, 06/01/41 (Call 06/01/26)	5,930	7,041,864
Series A, 5.00%, 06/01/46 (Call 06/01/26)	4,000	4,723,462
Series B, 5.00%, 06/01/42 (Call 06/01/22)	1,000	1,033,083
State of Nevada GOL
Series B, 5.00%, 11/01/26 (Call 05/01/25)	1,535	1,794,848
Series D, 5.00%, 04/01/25	3,260	3,799,288
Series D-1, 5.00%, 03/01/22	1,120	1,147,420
State of Nevada Highway Improvement Revenue RB 5.00%, 12/01/27 (Call 06/01/26)	3,000	3,627,682
5.00%, 12/01/28 (Call 06/01/26)	6,715	8,116,451

		138,557,034

New Hampshire — 0.0%
State of New Hampshire GO, Series D, 5.00%, 12/01/24	6,055	6,986,639

New Jersey — 5.0%
Garden State Preservation Trust RB, Series A, 5.75%, 11/01/28 (AGM)	1,500	1,862,326
New Jersey Economic Development Authority RB 4.00%, 11/01/37 (Call 11/01/29)	2,000	2,335,003
4.00%, 06/15/44 (Call 12/15/29)	2,000	2,311,582
4.00%, 11/01/44 (Call 11/01/29)	750	865,255
5.00%, 06/15/22 (AGM)	1,500	1,555,472
5.00%, 06/15/23 (Call 06/15/22)	1,000	1,034,724
5.00%, 06/15/25 (Call 06/15/22)	1,000	1,034,366
5.00%, 06/15/26 (Call 06/15/22)	500	517,120
5.00%, 06/15/28 (Call 06/15/22)	1,050	1,085,632
5.00%, 11/01/34 (Call 11/01/29)	1,000	1,270,552
5.00%, 11/01/40 (Call 11/01/29)	1,000	1,254,224
5.00%, 11/01/44 (Call 11/01/29)	1,000	1,242,036
5.00%, 06/15/49 (Call 12/15/29)	5,000	6,189,650
Series A, 4.00%, 11/01/27 (SAP)	480	568,942
Series A, 4.00%, 07/01/34 (Call 07/01/27)	3,540	3,992,384
Series A, 5.00%, 06/15/42 (Call 12/15/27)	1,500	1,819,150
Series AAA, 5.00%, 06/15/36 (Call 12/15/26)	1,000	1,197,215
Series AAA, 5.00%, 06/15/41 (Call 12/15/26)	1,515	1,805,523
Series B, 5.00%, 11/01/23 (SAP)	4,430	4,882,525
Series B, 5.00%, 11/01/26 (SAP)	5,000	6,099,230
Series B, 5.00%, 06/15/43 (Call 12/15/28)	1,000	1,233,391
Series BBB, 5.00%, 06/15/22	3,500	3,630,852
Series BBB, 5.00%, 06/15/23	1,000	1,084,300
Series BBB, 5.50%, 06/15/30 (Call 12/15/26)	3,000	3,705,067
Series DDD, 5.00%, 06/15/42 (Call 06/15/27)	6,700	8,016,805
Series EEE, 5.00%, 06/15/43 (Call 12/15/28)	4,590	5,661,265
Series EEE, 5.00%, 06/15/48 (Call 12/15/28)	6,000	7,376,086
Series GG, 5.00%, 09/01/21 (SAP)	1,850	1,850,000
Series II, 5.00%, 03/01/23 (Call 03/01/22)	2,000	2,047,120

Security	Par (000)	Value

New Jersey (continued)
Series II, 5.00%, 03/01/25 (Call 03/01/22)	$2,655	$2,717,704
Series II, 5.00%, 03/01/26 (Call 03/01/22)	865	885,429
Series II, 5.00%, 03/01/26 (PR 03/01/22)	135	138,287
Series MMM, 4.00%, 06/15/35 (Call 12/15/29)	2,000	2,355,472
Series MMM, 5.00%, 06/15/33 (Call 12/15/29)	6,460	8,257,871
Series MMM, 5.00%, 06/15/34 (Call 12/15/29)	2,500	3,188,355
Series N-1, 5.50%, 09/01/24 (AMBAC)	1,455	1,679,423
Series N-1, 5.50%, 09/01/26 (AMBAC)	1,000	1,241,983
Series NN, 5.00%, 03/01/22	4,000	4,094,673
Series NN, 5.00%, 03/01/23	4,090	4,379,787
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	4,585	4,915,485
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	3,590	3,848,204
Series NN, 5.00%, 03/01/26 (Call 03/01/23)	4,455	4,774,485
Series NN, 5.00%, 03/01/27 (Call 03/01/23)	10,000	10,706,710
Series NN, 5.00%, 03/01/28 (Call 03/01/23)	3,560	3,808,015
Series NN, 5.00%, 03/01/30 (Call 03/01/23)	6,610	7,065,484
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	4,320	4,872,480
Series PP, 5.00%, 06/15/27 (Call 06/15/24)	3,000	3,379,145
Series PP, 5.00%, 06/15/31 (Call 06/15/24)	2,500	2,802,643
Series QQQ, 4.00%, 06/15/46 (Call 12/15/30)	12,175	14,123,343
Series QQQ, 4.00%, 06/15/50 (Call 12/15/30)	2,250	2,600,336
Series UU, 5.00%, 06/15/40 (Call 06/15/24)	1,670	1,856,701
Series UU, 5.00%, 06/15/40 (PR 06/15/24)	390	442,335
Series WW, 5.25%, 06/15/31 (Call 06/15/25) (SAP)	2,500	2,931,436
Series WW, 5.25%, 06/15/40 (Call 06/15/25)	945	1,097,285
Series WW, 5.25%, 06/15/40 (PR 06/15/25)	55	65,287
Series XX, 4.00%, 06/15/24 (SAP)	3,015	3,317,344
Series XX, 5.00%, 06/15/22 (SAP)	2,000	2,074,772
Series XX, 5.00%, 06/15/26 (Call 06/15/25) (SAP)	5,000	5,833,810
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/26 (Call 07/01/24)	1,650	1,868,782
Series B, 5.00%, 09/01/21 (SAP)	2,000	2,000,000
Series B, 5.00%, 03/01/28	5,755	7,362,556
Series B, 5.00%, 07/01/29 (Call 07/01/27)	5,000	6,261,263
New Jersey Institute of Technology/NJ RB, Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,500	2,873,950
New Jersey Transit Corp. RB, Series A, 5.00%, 09/15/21	4,125	4,132,145
New Jersey Transportation Trust Fund Authority RB 4.00%, 12/15/39 (Call 12/15/29)	500	581,238
5.00%, 12/15/24	4,500	5,176,467
5.00%, 12/15/25	3,725	4,429,567
5.00%, 12/15/26	710	868,882
5.00%, 12/15/27	1,380	1,727,376
5.00%, 12/15/28	1,000	1,275,927
5.00%, 12/15/32 (Call 12/15/29)	7,340	9,390,817
5.00%, 12/15/39 (Call 12/15/29)	1,000	1,260,674
5.25%, 12/15/21 (NPFGC)	695	704,968
Series S, 5.00%, 06/15/34 (Call 12/15/28)	2,500	3,131,529
Series S, 5.00%, 06/15/46 (Call 12/15/28)	7,000	8,612,108
Series A, 0.00%, 12/15/23(a)	2,000	1,968,295
Series A, 0.00%, 12/15/25(a)	2,225	2,127,606
Series A, 0.00%, 12/15/28(a)	3,560	3,183,290
Series A, 0.00%, 12/15/29(a)	3,290	2,863,677
Series A, 0.00%, 12/15/30(a)	3,000	2,538,679
Series A, 0.00%, 12/15/31(a)	5,425	4,460,169
Series A, 0.00%, 12/15/32(a)	1,290	1,031,974
Series A, 0.00%, 12/15/33(a)	930	722,698
Series A, 0.00%, 12/15/34(a)	16,055	12,111,776
Series A, 0.00%, 12/15/35(a)	11,710	8,577,851
Series A, 0.00%, 12/15/36(a)	3,750	2,664,644

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series A, 0.00%, 12/15/37(a)	$7,700	$5,298,722
Series A, 0.00%, 12/15/38(a)	4,485	2,989,114
Series A, 0.00%, 12/15/39(a)	33,700	21,724,055
Series A, 0.00%, 12/15/40(a)	5,500	3,429,076
Series A, 4.00%, 12/15/31 (Call 12/15/28)	9,630	11,439,142
Series A, 4.00%, 06/15/34 (Call 06/15/31)	9,025	10,887,985
Series A, 4.00%, 12/15/37 (Call 12/15/28) (BAM)	1,000	1,170,561
Series A, 4.25%, 12/15/38 (Call 12/15/28)	1,000	1,169,634
Series A, 5.00%, 06/15/23	1,000	1,084,300
Series A, 5.00%, 06/15/24	2,250	2,537,798
Series A, 5.00%, 12/15/24	1,000	1,150,326
Series A, 5.00%, 12/15/27	5,000	6,258,610
Series A, 5.00%, 06/15/28 (Call 06/15/26)	8,350	9,978,909
Series A, 5.00%, 12/15/28	6,050	7,719,357
Series A, 5.00%, 06/15/29 (Call 06/15/26)	6,700	7,984,853
Series A, 5.00%, 06/15/30 (Call 06/15/26)	1,500	1,783,117
Series A, 5.00%, 12/15/30 (Call 12/15/28)	2,500	3,153,713
Series A, 5.00%, 06/15/31 (Call 06/15/26)	5,830	6,908,876
Series A, 5.00%, 12/15/32 (Call 12/15/28)	2,000	2,514,516
Series A, 5.00%, 12/15/33 (Call 12/15/28)	9,045	11,340,313
Series A, 5.00%, 12/15/34 (Call 12/15/28)	8,000	10,013,185
Series A, 5.00%, 12/15/35 (Call 12/15/28)	4,000	4,996,287
Series A, 5.00%, 12/15/36 (Call 12/15/28)	8,685	10,836,733
Series A, 5.00%, 06/15/42 (Call 06/15/22)	7,785	8,074,567
Series A, 5.25%, 12/15/21	8,860	8,987,070
Series A, 5.25%, 12/15/21 (ETM) (NPFGC)	5	5,074
Series A, 5.25%, 12/15/22	700	744,925
Series A, 5.50%, 12/15/21	2,910	2,953,814
Series A, 5.50%, 12/15/22	8,075	8,619,151
Series A, 5.50%, 12/15/23	10,845	12,137,370
Series A, 5.75%, 06/15/25 (NPFGC)	2,600	3,121,293
Series A-1, 5.00%, 06/15/24	1,025	1,156,108
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	3,425	4,107,647
Series A-1, 5.00%, 06/15/29 (Call 06/15/26)	1,870	2,228,608
Series A-1, 5.00%, 06/15/30 (Call 06/15/26)	1,000	1,188,745
Series AA, 4.00%, 06/15/27 (Call 06/15/22) (SAP)	1,500	1,544,022
Series AA, 4.00%, 06/15/35 (Call 12/15/30)	2,655	3,177,592
Series AA, 4.00%, 06/15/36 (Call 12/15/30)	1,750	2,086,894
Series AA, 4.00%, 06/15/37 (Call 12/15/30)	2,490	2,957,481
Series AA, 4.00%, 06/15/38 (Call 12/15/30)	3,000	3,551,058
Series AA, 4.00%, 06/15/39 (Call 12/15/30)	7,750	9,141,192
Series AA, 4.00%, 06/15/40 (Call 12/15/30)	500	588,386
Series AA, 4.00%, 06/15/45 (Call 12/15/30)	5,000	5,807,688
Series AA, 4.00%, 06/15/50 (Call 12/15/30)	13,810	15,960,287
Series AA, 5.00%, 06/15/22	1,015	1,052,947
Series AA, 5.00%, 06/15/22 (SAP)	1,275	1,322,667
Series AA, 5.00%, 06/15/23 (Call 06/15/22) (SAP)	5,850	6,067,594
Series AA, 5.00%, 06/15/25 (Call 06/15/24)	1,000	1,127,382
Series AA, 5.00%, 06/15/28 (Call 06/15/22) (SAP)	1,225	1,270,564
Series AA, 5.00%, 06/15/32 (Call 06/15/22) (SAP)	1,420	1,472,818
Series AA, 5.00%, 06/15/36 (Call 12/15/30)	1,000	1,294,929
Series AA, 5.00%, 06/15/38 (Call 06/15/24)	3,100	3,451,540
Series AA, 5.00%, 06/15/38 (Call 12/15/30)	2,000	2,575,071
Series AA, 5.00%, 06/15/40 (Call 12/15/30)	1,250	1,598,078
Series AA, 5.00%, 06/15/44 (Call 06/15/23)	3,250	3,488,519
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	350	387,780
Series AA, 5.00%, 06/15/45 (Call 06/15/25)	2,500	2,863,869
Series AA, 5.00%, 06/15/45 (Call 12/15/30)	9,315	11,753,065
Series AA, 5.00%, 06/15/50 (Call 12/15/30)	5,000	6,268,689
Series AA, 5.25%, 06/15/41 (Call 06/15/25)	1,000	1,159,855

Security	Par (000)	Value

New Jersey (continued)
Series B, 5.25%, 12/15/22 (AMBAC)	$1,900	$2,021,940
Series B, 5.25%, 12/15/23 (AMBAC)	8,520	9,498,473
Series B, 5.50%, 12/15/21 (NPFGC)	500	507,528
Series BB, 4.00%, 06/15/36 (Call 12/15/28)	6,200	7,180,071
Series BB, 4.00%, 06/15/37 (Call 12/15/28)	2,000	2,310,132
Series BB, 4.00%, 06/15/38 (Call 12/15/28)	15,340	17,679,552
Series BB, 4.00%, 06/15/44 (Call 12/15/28)	2,000	2,276,555
Series BB, 4.00%, 06/15/50 (Call 12/15/28)	7,640	8,664,526
Series BB, 5.00%, 06/15/33 (Call 12/15/28)	4,000	5,022,512
Series BB, 5.00%, 06/15/35 (Call 12/15/28)	8,960	11,203,726
Series BB, 5.00%, 06/15/44 (Call 12/15/28)	2,500	3,077,708
Series BB, 5.00%, 06/15/50 (Call 12/15/28)	7,185	8,830,415
Series C, 0.00%, 12/15/24 (AMBAC)(a)	1,695	1,653,558
Series C, 0.00%, 12/15/25 (AMBAC)(a)	10,060	9,660,761
Series C, 0.00%, 12/15/27 (NPFGC)(a)	6,050	5,578,963
Series C, 0.00%, 12/15/28 (AMBAC)(a)	4,615	4,156,606
Series C, 0.00%, 12/15/30 (NPFGC)(a)	3,760	3,211,236
Series C, 0.00%, 12/15/31 (NPFGC)(a)	2,000	1,661,145
Series C, 0.00%, 12/15/32 (AGM)(a)	5,000	4,094,927
Series C, 0.00%, 12/15/35 (AMBAC)(a)	3,990	2,964,375
Series D, 5.00%, 12/15/23	2,400	2,660,780
Series D, 5.00%, 12/15/24	2,830	3,255,423
Series D, 5.00%, 06/15/32 (Call 12/15/24)	8,500	9,712,610
Series D, 5.25%, 12/15/23	3,935	4,383,665
New Jersey Turnpike Authority RB
Series A, 4.00%, 01/01/35 (Call 07/01/24)	3,145	3,418,354
Series A, 4.00%, 01/01/42 (Call 01/01/31)	11,110	13,255,409
Series A, 4.00%, 01/01/51 (Call 01/01/31)	25,000	29,397,905
Series A, 5.00%, 01/01/24 (PR 07/01/22)	4,830	5,026,015
Series A, 5.00%, 01/01/28 (Call 07/01/24)	5,010	5,665,178
Series A, 5.00%, 01/01/29 ( 07/01/22)	11,940	12,424,560
Series A, 5.00%, 01/01/29 (Call 01/01/27)	2,000	2,443,818
Series A, 5.00%, 01/01/30 (Call 07/01/24)	3,250	3,674,030
Series A, 5.00%, 01/01/31 (PR 07/01/24)	12,730	14,461,563
Series A, 5.00%, 01/01/32 (Call 07/01/24)	1,175	1,324,747
Series A, 5.00%, 01/01/32 (PR 01/01/22)	1,000	1,016,189
Series A, 5.00%, 01/01/33 (Call 07/01/24)	800	901,231
Series A, 5.00%, 01/01/33 (Call 01/01/27)	2,000	2,434,071
Series A, 5.00%, 01/01/35 (PR 01/01/22)	2,000	2,032,378
Series A, 5.00%, 01/01/38 (PR 07/01/22)	7,540	7,845,995
Series A, 5.00%, 01/01/43 (PR 07/01/22)	21,310	22,174,821
Series A, 5.00%, 01/01/48 (Call 01/01/29)	6,630	8,194,596
Series B, 4.00%, 01/01/34 (Call 01/01/28)	1,000	1,175,172
Series B, 5.00%, 01/01/22	1,120	1,138,132
Series B, 5.00%, 01/01/23	3,045	3,236,579
Series B, 5.00%, 01/01/24 (PR 01/01/23)	2,790	2,970,567
Series B, 5.00%, 01/01/25 (PR 01/01/23)	6,520	6,941,969
Series B, 5.00%, 01/01/26 ( 01/01/23)	5,355	5,701,571
Series B, 5.00%, 01/01/27 (PR 01/01/23)	2,020	2,150,733
Series B, 5.00%, 01/01/28	1,750	2,210,366
Series B, 5.00%, 01/01/28 (PR 01/01/23)	2,500	2,661,798
Series B, 5.00%, 01/01/29 (Call 01/01/28)	1,290	1,626,893
Series B, 5.00%, 01/01/29 (PR 01/01/23)	1,400	1,490,607
Series B, 5.00%, 01/01/31 (Call 01/01/28)	4,500	5,664,734
Series B, 5.00%, 01/01/32 (Call 01/01/28)	8,150	10,244,582
Series B, 5.00%, 01/01/40 (Call 01/01/28)	4,500	5,556,416
Series C, 5.00%, 01/01/25	5,025	5,792,683
Series E, 5.00%, 01/01/31 (Call 01/01/28)	3,400	4,280,021
Series E, 5.00%, 01/01/32 (Call 01/01/28)	7,200	9,050,428
Series E, 5.00%, 01/01/34 (Call 01/01/25)	2,000	2,294,062

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series E, 5.00%, 01/01/45 (Call 01/01/25)	$17,045	$19,490,269
Series G, 4.00%, 01/01/34 (Call 01/01/28)	3,500	4,113,102
Series G, 4.00%, 01/01/43 (Call 01/01/28)	16,695	19,254,934
Series G, 5.00%, 01/01/35 (Call 01/01/28)	3,565	4,449,090
Series G, 5.00%, 01/01/36 (Call 01/01/28)	2,380	2,961,256
State of New Jersey GO 2.00%, 06/01/24	4,810	5,024,414
5.00%, 06/01/27 (Call 06/01/25)	2,000	2,329,076
5.00%, 06/01/32 (Call 06/01/25)	1,500	1,721,727
Series A, 4.00%, 06/01/23	18,030	19,213,141
Series A, 4.00%, 06/01/30	9,500	11,754,552
Series A, 4.00%, 06/01/31	12,000	14,988,378
Series A, 4.00%, 06/01/32	10,500	13,235,346
Series A, 5.00%, 06/01/24	10,500	11,846,776
Series A, 5.00%, 06/01/25	22,580	26,397,377
Series A, 5.00%, 06/01/26	15,400	18,581,888
Series A, 5.00%, 06/01/27	9,905	12,295,766
Series A, 5.00%, 06/01/28	14,850	18,906,661
Series A, 5.00%, 06/01/29	22,000	28,634,386
Series T, 5.00%, 06/01/22	2,000	2,072,008

		1,160,970,017

New Mexico — 0.2%
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/24	10,500	11,890,100
Series A, 5.00%, 06/15/25	600	706,331
Series A, 5.00%, 06/15/26	600	729,570
Series A, 5.00%, 06/15/28	6,500	8,334,828
Series A, 5.00%, 06/15/30	1,500	2,011,532
State of New Mexico GO, Series B, 5.00%, 03/01/22	4,365	4,471,865
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/26	2,500	3,044,184
Series B, 4.00%, 07/01/23	3,035	3,250,426

		34,438,836

New York — 23.1%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	5,915	7,039,444
Series A, 5.00%, 11/01/22	500	528,526
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,560	1,724,007
Series A, 5.00%, 11/01/49 (Call 11/01/29)	3,960	5,059,087
Series B, 5.00%, 11/01/39 (Call 11/01/29)	840	1,093,157
Series B, 5.00%, 11/01/40 (Call 11/01/29)	3,700	4,805,329
City of New York NY GO
Series D, VRDN,0.01%, 12/01/47 (Put 08/31/21)(b)(c)	30,000	30,000,000
Series 1, 5.00%, 08/01/23	8,660	9,465,901
Series 1, 5.00%, 08/01/25	5,000	5,908,584
Series 1-I, 5.00%, 03/01/30 (Call 03/01/24)	1,000	1,114,646
Series 2015-A, 5.00%, 08/01/24	1,500	1,709,199
Series 2015-A, 5.00%, 08/01/31 (Call 08/01/24)	2,500	2,831,444
Series 2015-A, 5.00%, 08/01/32 (Call 08/01/24)	1,000	1,131,954
Series A, 5.00%, 08/01/22	3,000	3,134,583
Series A, 5.00%, 08/01/23	7,650	8,361,911
Series A, 5.00%, 08/01/24	12,380	14,106,588
Series A, 5.00%, 08/01/25	1,170	1,382,609
Series A, 5.00%, 08/01/26	5,175	6,320,764
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,850	2,179,053
Series A, 5.00%, 08/01/27 (Call 08/01/25)	1,060	1,246,278
Series A, 5.00%, 08/01/28 (Call 08/01/25)	3,260	3,828,727
Series A-1, 4.00%, 08/01/34 (Call 08/01/31)	2,550	3,129,419
Series A-1, 4.00%, 08/01/37 (Call 08/01/29)	2,500	2,985,684

Security	Par (000)	Value

New York (continued)
Series A-1, 4.00%, 08/01/40 (Call 08/01/31)	$2,000	$2,400,903
Series A-1, 4.00%, 08/01/42 (Call 08/01/29)	1,995	2,340,198
Series A-1, 4.00%, 08/01/44 (Call 08/01/29)	9,000	10,515,405
Series A-1, 4.00%, 08/01/50 (Call 08/01/31)	3,000	3,512,874
Series A-1, 5.00%, 08/01/25	5,000	5,908,584
Series A-1, 5.00%, 08/01/27	2,500	3,130,206
Series A-1, 5.00%, 08/01/29	7,925	10,358,304
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	1,660	2,011,314
Series A-1, 5.00%, 08/01/32 (Call 08/01/30)	1,000	1,316,350
Series A-1, 5.00%, 10/01/32 (PR 10/01/22)	4,635	4,879,692
Series A-1, 5.00%, 08/01/36 (Call 08/01/23)	15,000	16,317,211
Series A-1, 5.00%, 08/01/38 (Call 08/01/26)	3,000	3,613,908
Series A-1, 5.00%, 08/01/47 (Call 08/01/31)	2,000	2,564,532
Series A-3, 4.00%, 08/01/35 (Call 08/01/30)	2,500	3,029,496
Series B- 1, 3.00%, 10/01/41 (Call 10/01/29)	2,000	2,167,096
Series B- 1, 4.00%, 10/01/35 (Call 10/01/29)	1,015	1,225,188
Series B- 1, 4.00%, 10/01/37 (Call 10/01/29)	1,880	2,246,162
Series B- 1, 4.00%, 10/01/41 (Call 10/01/27)	1,000	1,151,003
Series B- 1, 5.00%, 12/01/29 (Call 12/01/26)	1,005	1,230,021
Series B- 1, 5.00%, 10/01/31 (Call 10/01/29)	1,175	1,529,012
Series B- 1, 5.00%, 10/01/32 (Call 10/01/29)	1,000	1,297,369
Series B- 1, 5.00%, 10/01/33 (Call 10/01/29)	6,310	8,160,401
Series B- 1, 5.00%, 12/01/33 (Call 12/01/26)	1,800	2,198,858
Series B- 1, 5.00%, 10/01/34 (Call 10/01/29)	2,500	3,223,341
Series B- 1, 5.00%, 12/01/35 (Call 12/01/26)	7,815	9,515,168
Series B-1, 5.00%, 10/01/36 (Call 10/01/29)	14,240	18,271,694
Series B- 1, 5.00%, 10/01/37 (Call 10/01/27)	3,000	3,682,708
Series B- 1, 5.00%, 10/01/38 (Call 10/01/27)	6,455	7,918,420
Series B- 1, 5.00%, 10/01/38 (Call 10/01/29)	5,000	6,383,312
Series B- 1, 5.00%, 12/01/38 (Call 12/01/26)	1,500	1,823,740
Series B- 1, 5.00%, 12/01/41 (Call 12/01/26)	3,000	3,642,314
Series C, 4.00%, 08/01/34 (Call 02/01/28)	1,000	1,174,238
Series C, 4.00%, 08/01/35 (Call 02/01/26)	4,870	5,504,339
Series C, 4.00%, 08/01/36 (Call 08/01/30)	1,000	1,207,130
Series C, 4.00%, 08/01/37 (Call 08/01/30)	6,000	7,209,346
Series C, 4.00%, 08/01/40 (Call 08/01/30)	1,000	1,190,870
Series C, 5.00%, 08/01/22	4,830	5,046,678
Series C, 5.00%, 08/01/23	2,545	2,781,838
Series C, 5.00%, 08/01/24	15,065	17,166,054
Series C, 5.00%, 08/01/25	2,915	3,444,704
Series C, 5.00%, 08/01/26	1,000	1,221,404
Series C, 5.00%, 08/01/27 (Call 02/01/25)	4,500	5,199,725
Series C, 5.00%, 08/01/28 (Call 02/01/25)	5,165	5,962,413
Series C, 5.00%, 08/01/28 (Call 02/01/26)	895	1,068,791
Series C, 5.00%, 08/01/28 (Call 02/01/27)	1,000	1,228,140
Series C, 5.00%, 08/01/29 (Call 02/01/26)	7,260	8,666,242
Series C, 5.00%, 08/01/29 (Call 02/01/28)	4,000	5,059,335
Series C, 5.00%, 08/01/32 (Call 02/01/28)	2,435	3,045,460
Series C, 5.00%, 08/01/33 (Call 08/01/30)	1,000	1,311,827
Series C, 5.00%, 08/01/38 (Call 08/01/30)	8,665	11,202,244
Series C, 5.00%, 08/01/42 (Call 08/01/30)	13,225	16,923,898
Series C-1, 4.00%, 08/01/22	950	983,942
Series C-1, 5.00%, 08/01/25	2,000	2,363,434
Series C-1, 5.00%, 08/01/27	2,500	3,130,206
Series C-1, 5.00%, 08/01/28	3,000	3,839,238
Series C-1, 5.00%, 08/01/30	3,000	3,991,036
Series C-1, 5.00%, 08/01/31 (Call 08/01/30)	1,500	1,981,198
Series C-1, 5.00%, 08/01/33 (Call 08/01/30)	1,000	1,311,827
Series C-1, 5.00%, 08/01/34 (Call 08/01/30)	2,000	2,614,652
Series C-1, 5.00%, 08/01/36 (Call 08/01/30)	2,815	3,659,291

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series D, 5.00%, 08/01/24 (Call 02/01/23)	$2,075	$2,217,612
Series D, 5.00%, 08/01/25 (Call 02/01/23)	4,860	5,191,866
Series D, 5.00%, 08/01/27 (Call 02/01/23)	2,335	2,492,376
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	3,000	3,501,827
Series D1, 4.00%, 12/01/42 (Call 12/01/28)	5,000	5,826,214
Series D1, 5.00%, 12/01/34 (Call 12/01/28)	5,000	6,358,012
Series D1, 5.00%, 12/01/39 (Call 12/01/28)	11,945	15,024,417
Series D1, 5.00%, 12/01/40 (Call 12/01/28)	4,815	6,052,827
Series D1, 5.00%, 12/01/42 (Call 12/01/28)	4,020	5,043,006
Series D-1, 4.00%, 03/01/36 (Call 03/01/30)	1,700	2,036,708
Series D-1, 4.00%, 03/01/50 (Call 03/01/30)	12,000	13,884,812
Series D-1, 5.00%, 10/01/25 (PR 10/01/21)	1,110	1,114,379
Series D-1, 5.00%, 10/01/26 (Call 10/01/21)	2,000	2,007,909
Series D-1, 5.00%, 08/01/27 (Call 08/01/23)	1,290	1,407,179
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	910	913,509
Series D-1, 5.00%, 10/01/30 (PR 10/01/21)	700	702,762
Series D-1, 5.00%, 10/01/32 (Call 10/01/21)	1,650	1,656,335
Series D-1, 5.00%, 10/01/32 (PR 10/01/21)	35	35,138
Series D-1, 5.00%, 10/01/36 (Call 10/01/21)	5	5,019
Series D-1, 5.00%, 10/01/36 (PR 10/01/21)	1,995	2,002,871
Series D-1, 5.00%, 03/01/37 (Call 03/01/30)	2,500	3,207,541
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	3,000	3,822,460
Series E, 5.00%, 08/01/23	3,310	3,618,029
Series E, 5.00%, 08/01/24	900	1,025,519
Series E, 5.00%, 08/01/25	9,000	10,635,452
Series E, 5.00%, 08/01/28 (Call 08/01/26)	1,900	2,305,187
Series E, 5.00%, 08/01/32 (Call 02/01/29)	1,000	1,274,462
Series E, 5.00%, 08/01/34 (Call 02/01/29)	1,000	1,266,997
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	2,600	2,999,127
Series E-1, 5.00%, 03/01/37 (Call 03/01/28)	2,500	3,085,369
Series E-1, 5.00%, 03/01/38 (Call 03/01/28)	2,500	3,083,084
Series E-1, 5.00%, 03/01/39 (Call 03/01/28)	2,000	2,464,436
Series E-1, 5.00%, 03/01/44 (Call 03/01/28)	2,000	2,447,694
Series F, 5.00%, 08/01/29 (Call 02/01/22)	2,560	2,610,881
Series F, 5.00%, 08/01/31 (Call 02/01/22)	2,750	2,803,959
Series F-1, 5.00%, 03/01/28 ( 03/01/23)	4,775	5,122,716
Series F-1, 5.00%, 04/01/34 (Call 04/01/28)	1,000	1,247,149
Series F-1, 5.00%, 06/01/36 (Call 06/01/25)	1,100	1,283,283
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	30	32,051
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	5,495	5,895,146
Series F-1, 5.00%, 04/01/37 (Call 04/01/28)	2,500	3,092,551
Series F-1, 5.00%, 04/01/43 (Call 04/01/28)	14,000	17,201,696
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	6,500	7,957,412
Series F-3, 5.00%, 12/01/25	2,150	2,569,861
Series G, 5.00%, 08/01/23	4,525	4,946,097
Series G-1, 5.00%, 04/01/22	1,015	1,043,950
Series G-1, 5.00%, 04/01/25 (PR 04/01/22)	2,775	2,854,062
Series G-1, 5.00%, 04/01/26 (PR 04/01/22)	3,645	3,748,849
Series G-1, 5.00%, 04/01/27 (PR 04/01/22)	2,930	3,013,478
Series G-6, VRDN,0.01%, 04/01/42 (Put 08/31/21)(b)(c)	4,600	4,600,000
Series H, 5.00%, 08/01/26 (Call 08/01/23)	5,000	5,455,193
Series I, 5.00%, 08/01/25 (Call 08/01/22)	4,110	4,293,990
Series I, 5.00%, 08/01/25 (PR 08/01/22)	465	485,808
Series I, 5.00%, 08/01/27 (PR 08/01/22)	19,720	20,602,431
Series I-A, 4.00%, 04/01/36 (Call 10/01/30)	4,950	5,993,191
Series J, 5.00%, 08/01/22	1,500	1,567,292
Series J, 5.00%, 08/01/25 (Call 08/01/24)	2,170	2,469,915
Series J, 5.00%, 08/01/28 (Call 08/01/24)	2,000	2,267,028
Series J-10, 5.00%, 08/01/26	2,520	3,077,937

Security	Par (000)	Value

New York (continued)
Series J-5, 5.00%, 08/01/27	$2,500	$3,130,206
Series L-5, 5.00%, 04/01/34 (Call 04/01/31)	2,000	2,656,770
City of New York NY GOL
Series F-1, 3.00%, 03/01/41 (Call 03/01/31)	1,000	1,080,659
Series F-1, 4.00%, 03/01/38 (Call 03/01/31)	1,000	1,200,816
Series F-1, 4.00%, 03/01/47 (Call 03/01/31)	5,000	5,852,731
Series F-1, 5.00%, 03/01/26	3,000	3,615,713
Series F-1, 5.00%, 03/01/36 (Call 03/01/31)	1,000	1,315,171
Series F-1, 5.00%, 03/01/39 (Call 03/01/31)	9,000	11,717,855
Series F-1, 5.00%, 03/01/50 (Call 03/01/31)	18,330	23,242,132
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	1,025	1,041,655
Series B, 5.00%, 04/01/43 (Call 04/01/23)	3,000	3,196,085
Series C, 5.00%, 10/01/27	2,500	3,130,568
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	915,792
Hudson Yards Infrastructure Corp. RB
Series 2012-A, 5.00%, 02/15/47 (Call 10/01/21) (AGM)	920	923,509
Series 2012-A, 5.25%, 02/15/47 (Call 10/01/21)	1,155	1,159,476
Series 2012-A, 5.75%, 02/15/47 (Call 10/01/21)	1,135	1,140,118
Series A, 4.00%, 02/15/44 (Call 02/15/27)	8,200	9,189,309
Series A, 4.00%, 02/15/47 (Call 02/15/27) (AGM)	1,460	1,634,345
Series A, 5.00%, 02/15/22	1,310	1,338,419
Series A, 5.00%, 02/15/23	1,000	1,069,227
Series A, 5.00%, 02/15/26	800	959,229
Series A, 5.00%, 02/15/27	1,000	1,234,505
Series A, 5.00%, 02/15/28 (Call 02/15/27)	1,010	1,245,980
Series A, 5.00%, 02/15/31 (Call 02/15/27)	1,150	1,401,926
Series A, 5.00%, 02/15/33 (Call 02/15/27)	5,000	6,069,098
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,600	1,933,445
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,350	2,827,105
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,605,022
Series A, 5.00%, 02/15/42 (Call 02/15/27)	7,360	8,777,069
Series A, 5.00%, 02/15/45 (Call 02/15/27)	3,400	4,044,547
Long Island Power Authority RB 1.00%, 09/01/25 (Call 09/01/23)	7,000	7,083,041
5.00%, 09/01/33 (Call 09/01/28)	1,000	1,276,662
5.00%, 09/01/38 (Call 09/01/28)	15,750	19,935,087
5.00%, 09/01/47 (Call 09/01/27)	4,000	4,851,808
Series A, 4.00%, 09/01/39 (Call 09/01/24) (AGM)	2,000	2,165,878
Series A, 5.00%, 09/01/34 (Call 09/01/24)	4,610	5,208,295
Series A, 5.00%, 09/01/37 (Call 09/01/22)	17,340	18,149,379
Series A, 5.00%, 09/01/37 (PR 09/01/22)	6,105	6,402,460
Series A, 5.00%, 09/01/42 (Call 09/01/22)	4,130	4,322,776
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,000	1,123,106
Series B, 5.00%, 09/01/29 (Call 09/01/22)	1,750	1,833,850
Series B, 5.00%, 09/01/32 (Call 09/01/26)	3,000	3,620,904
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	598,326
Series B, 5.00%, 09/01/45 (Call 09/01/25)	6,000	6,965,498
Series B, VRDN,0.85%, 09/01/50 (Put 03/01/25)(b)(c)	2,500	2,511,392
Metropolitan Transportation Authority RB
Series A, 0.00%, 11/15/30(a)	9,645	8,412,606
Series A, 5.00%, 03/01/22	5,000	5,119,616
Series A, 5.00%, 11/15/23 (Call 11/15/22)	1,500	1,587,275
Series A, 5.00%, 11/15/25 (Call 11/15/22)	1,000	1,056,774
Series A, 5.00%, 11/15/26 (Call 11/15/22)	1,535	1,621,956
Series A, 5.00%, 11/15/29 (Call 11/15/22)	8,000	8,453,054
Series A, 5.00%, 11/15/30 (PR 05/15/23)	1,110	1,200,720
Series A, 5.00%, 11/15/38 (Call 05/15/23)	3,050	3,248,849

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 11/15/41 (PR 11/15/21)	$500	$504,966
Series A, 5.00%, 11/15/42 (Call 05/15/27)	5,000	6,026,936
Series A, 5.00%, 11/15/43 (Call 05/15/23)	6,690	7,109,300
Series A, 5.00%, 11/15/43 (PR 05/15/23)	1,890	2,042,778
Series A, 5.00%, 11/15/46 (PR 11/15/21)	1,500	1,514,897
Series A, 5.00%, 11/15/47 (Call 05/15/27)	4,770	5,719,968
Series A, 5.25%, 11/15/29 (Call 11/15/26)	4,940	6,050,162
Series A-1, 4.00%, 11/15/42 (Call 05/15/30) (AGM)	2,500	2,950,028
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	3,500	4,064,839
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	9,650	11,022,577
Series A-1, 4.00%, 11/15/47 (Call 05/15/31)	5,000	5,761,890
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,035	1,177,367
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	3,975	4,512,402
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	7,385	7,975,420
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,500	1,767,914
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	4,525	5,292,355
Series A-1, 5.25%, 11/15/57 (Call 05/15/27)	2,070	2,480,053
Series A-2, 4.00%, 11/15/42 (Call 05/15/31)	10,000	11,650,203
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	3,000	3,640,323
Series B, 4.00%, 11/15/36 (Call 11/15/26)	3,065	3,470,168
Series B, 4.00%, 11/15/45 (Call 05/15/25)	1,960	2,129,764
Series B, 5.00%, 11/15/22	5,390	5,698,683
Series B, 5.00%, 11/15/23	4,240	4,671,306
Series B, 5.00%, 11/15/24	14,455	16,532,899
Series B, 5.00%, 11/15/25	2,000	2,368,339
Series B, 5.00%, 11/15/26	3,000	3,648,008
Series B, 5.00%, 11/15/27 (Call 11/15/26)	2,380	2,887,989
Series B, 5.00%, 11/15/28	5,810	7,368,479
Series B, 5.00%, 11/15/37 (Call 11/15/26)	2,180	2,581,996
Series B, 5.00%, 11/15/38 (Call 05/15/23)	1,660	1,768,226
Series B, 5.00%, 11/15/52 (Call 05/15/29)	15,950	19,337,861
Series B, 5.25%, 11/15/23 (AMBAC)	210	233,001
Series B, 5.25%, 11/15/44 (Call 05/15/24)	10,845	12,024,875
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,238,090
Series B-1, 5.00%, 11/15/36 (Call 11/15/26)	15,000	18,078,924
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	1,895	2,252,044
Series B-1, 5.25%, 11/15/57 (Call 11/15/27)	1,000	1,229,322
Series B-2, 5.00%, 11/15/33 (Call 11/15/27)	6,940	8,619,503
Series B-2, 5.00%, 11/15/38 (Call 11/15/26)	2,745	3,296,985
Series C, 4.00%, 11/15/45 (Call 11/15/29) (AGM)	1,280	1,500,307
Series C, 4.00%, 11/15/46 (Call 11/15/29) (AGM)	3,500	4,099,226
Series C, 4.00%, 11/15/47 (Call 11/15/29) (AGM)	3,500	4,096,226
Series C, 5.00%, 11/15/30 (Call 11/15/22)	715	751,673
Series C, 5.00%, 11/15/30 (PR 11/15/22)	285	301,746
Series C, 5.00%, 11/15/40 (Call 11/15/29)	4,500	5,602,202
Series C, 5.00%, 11/15/41 (Call 11/15/22)	2,200	2,310,334
Series C, 5.00%, 11/15/41 (PR 11/15/22)	900	952,884
Series C, 5.00%, 11/15/43 (Call 11/15/29) (BAM)	1,000	1,258,715
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,500	2,912,699
Series C-1, 4.00%, 11/15/37 (Call 05/15/28)	7,500	8,687,801
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	6,495	7,506,874
Series C-1, 4.75%, 11/15/45 (Call 05/15/30)	8,500	10,275,315
Series C-1, 5.00%, 11/15/23	2,000	2,203,416
Series C-1, 5.00%, 11/15/25	10,320	12,220,631
Series C-1, 5.00%, 11/15/26	8,250	10,032,022
Series C-1, 5.00%, 11/15/27	4,000	4,974,062
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	5,000	5,895,047
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	3,215	4,027,657
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	4,995	6,216,682
Series C-1, 5.00%, 11/15/31 (Call 05/15/28)	1,200	1,478,770

Security	Par (000)	Value

New York (continued)
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	$4,000	$4,918,151
Series C-1, 5.00%, 11/15/35 (Call 11/15/25)	480	553,653
Series C-1, 5.00%, 11/15/50 (Call 05/15/30)	17,020	20,790,345
Series C-1, 5.00%, 11/15/56 (Call 11/15/26)	4,370	5,105,076
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	7,310	9,066,608
Series C-2, 0.00%, 11/15/29(a)	1,295	1,137,878
Series C-2, 0.00%, 11/15/33(a)	1,040	816,808
Series D, 4.00%, 11/15/42 (Call 05/15/28)	2,000	2,292,539
Series D, 4.00%, 11/15/46 (Call 05/15/28)	7,000	7,979,581
Series D, 5.00%, 11/15/21	15,345	15,495,398
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,500	1,581,384
Series D, 5.00%, 11/15/29 (Call 11/15/26)	1,075	1,295,427
Series D, 5.00%, 11/15/30 (Call 11/15/26)	1,500	1,797,870
Series D, 5.00%, 11/15/32 (Call 05/15/28)	3,000	3,693,601
Series D, 5.00%, 11/15/33 (Call 05/15/28)	1,500	1,845,085
Series D, 5.00%, 11/15/35 (Call 05/15/28)	535	659,831
Series D, 5.00%, 11/15/36 (PR 11/15/21)	6,500	6,564,552
Series D, 5.00%, 11/15/38 (Call 11/15/23)	2,250	2,439,249
Series D, 5.00%, 11/15/43 (Call 11/15/23)	5,960	6,441,750
Series D, 5.25%, 11/15/41 (PR 11/15/21)	1,000	1,010,438
Series D1, 5.00%, 11/15/43 (Call 11/15/30)	16,750	20,939,843
Series D1, 5.00%, 11/15/44 (Call 11/15/30)	3,000	3,742,731
Series D1, 5.00%, 11/15/45 (Call 11/15/30)	3,500	4,356,392
Series D-1, 5.00%, 11/15/29 (Call 11/15/25)	7,000	8,211,533
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	5,100	5,708,755
Series D-1, 5.25%, 11/15/44 (Call 11/15/24)	3,030	3,414,495
Series D-1, VRDN,5.00%, 11/15/34(b)(c)	4,000	4,558,571
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	9,000	10,308,546
Series E, 4.00%, 11/15/38 (Call 11/15/22)	4,225	4,389,589
Series E, 4.00%, 11/15/45 (Call 11/15/30)	8,390	9,657,622
Series E, 5.00%, 11/15/43 (Call 11/15/23)	3,050	3,296,533
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	615	645,843
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	2,035	2,154,575
Series F, 4.00%, 11/15/30 (Call 11/15/22)	765	796,214
Series F, 5.00%, 11/15/22	8,130	8,595,602
Series F, 5.00%, 11/15/24 (Call 11/15/22)	2,880	3,040,794
Series F, 5.00%, 11/15/25 (Call 11/15/22)	5,400	5,705,050
Series F, 5.00%, 11/15/26 (Call 11/15/25)	1,150	1,359,061
Series F, 5.00%, 11/15/30 (Call 11/15/22)	6,750	7,096,218
MTA Hudson Rail Yards Trust Obligations RB
Series A, 5.00%, 11/15/51 (Call 11/15/21)	4,000	4,037,563
Series A, 5.00%, 11/15/56 (Call 11/15/23)	10,000	10,740,611
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/33 (Call 05/15/31)	5,290	6,687,267
Series A, 4.00%, 11/15/34 (Call 05/15/31)	2,190	2,754,438
Series A, 4.00%, 11/15/35 (Call 05/15/31)	855	1,071,196
Series A, 5.00%, 11/15/22	1,000	1,058,759
Series A, 5.00%, 11/15/30	2,500	3,408,294
Series A, 5.00%, 11/15/31 (Call 05/15/31)	20,000	27,469,822
Series A, 5.00%, 11/15/32 (Call 05/15/31)	8,500	11,623,762
Series A, 5.00%, 11/15/33 (Call 05/15/31)	3,500	4,764,611
Series A, 5.00%, 11/15/35 (Call 05/15/31)	3,000	4,061,575
New York City Industrial Development Agency RB, 4.00%, 03/01/45 (Call 09/01/30)	1,600	1,873,944
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/24 (Call 07/15/22) (SAW)	740	771,520
Series S-1, 5.00%, 07/15/26 (Call 07/15/22)	1,890	1,970,165
Series S-1, 5.00%, 07/15/28 (Call 07/15/22) (SAW)	4,000	4,168,942
Series S-1, 5.00%, 07/15/29 (Call 07/15/22) (SAW)	835	870,192

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	$3,000	$3,747,080
Series S-1, 5.00%, 07/15/31 (Call 07/15/22) (SAW)	1,000	1,041,966
Series S-1, 5.00%, 07/15/31 (Call 01/15/25) (SAW)	11,050	12,763,996
Series S-1, 5.00%, 07/15/33 (Call 07/15/22) (SAW)	2,075	2,161,707
Series S-1, 5.00%, 07/15/35 (Call 01/15/25) (SAW)	1,500	1,727,755
Series S-1, 5.00%, 07/15/35 (Call 07/15/27) (SAW)	3,680	4,555,760
Series S-1, 5.00%, 07/15/37 (Call 07/15/22) (SAW)	15,440	16,074,093
Series S-1, 5.00%, 07/15/40 (Call 01/15/25) (SAW)	1,730	1,983,275
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	1,670	1,912,682
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	4,900	5,782,662
Series S-1, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	4,500	5,602,274
Series S-1A, 4.00%, 07/15/34 (Call 07/15/31) (SAW)	1,000	1,229,564
Series S-1A, 4.00%, 07/15/35 (Call 07/15/31) (SAW)	2,000	2,449,570
Series S-1A, 4.00%, 07/15/36 (Call 07/15/31) (SAW)	1,000	1,218,515
Series S-1A, 4.00%, 07/15/37 (Call 07/15/31)	1,500	1,818,572
Series S-1A, 5.00%, 07/15/31 (SAW)	2,500	3,412,279
Series S-1A, 5.00%, 07/15/32 (Call 07/15/31) (SAW)	1,500	2,027,632
Series S-1A, 5.00%, 07/15/33 (Call 07/15/31) (SAW)	2,750	3,703,427
Series S-2, 5.00%, 07/15/33 (Call 07/15/25) (SAW)	2,000	2,348,750
Series S-2, 5.00%, 07/15/35 (Call 07/15/25) (SAW)	1,500	1,757,777
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	905	1,054,840
Series S-2A, 4.00%, 07/15/36 (Call 07/15/28) (SAW)	2,000	2,358,381
Series S-2A, 5.00%, 07/15/25 (SAW)	2,000	2,362,652
Series S-2A, 5.00%, 07/15/34 (Call 07/15/28) (SAW)	3,000	3,785,617
Series S-2A, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	3,000	3,784,144
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	2,500	2,929,422
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,300	2,922,831
Series S-3, 5.00%, 07/15/34 (Call 07/15/25) (SAW)	2,500	2,932,781
Series S-3, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	5,000	6,306,906
Series S-3, 5.00%, 07/15/37 (Call 07/15/28) (SAW)	1,000	1,258,990
Series S-3, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	6,250	7,780,936
Series S-4A, 5.00%, 07/15/25 (SAW)	1,000	1,181,326
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,500	3,176,990
Series S-4A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	2,750	3,485,100
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 11/01/37 (Call 11/01/30)	2,000	2,198,666
3.00%, 11/01/39 (Call 11/01/30)	2,000	2,184,969
4.00%, 11/01/35 (Call 11/01/30)	2,000	2,440,748
4.00%, 05/01/36 (Call 11/01/30)	10,000	12,154,054
4.00%, 05/01/37 (Call 11/01/30)	4,750	5,745,869
4.00%, 05/01/38 (Call 11/01/30)	7,000	8,425,809
4.00%, 11/01/38 (Call 05/01/31)	4,250	5,155,128
4.00%, 05/01/39 (Call 11/01/30)	3,285	3,927,999
4.00%, 05/01/41 (Call 11/01/30)	2,000	2,379,339
4.00%, 05/01/43 (Call 11/01/30)	3,000	3,550,907
5.00%, 11/01/21	4,100	4,133,185
5.00%, 08/01/22	1,000	1,044,861
5.00%, 11/01/23	10,165	11,228,994
5.00%, 11/01/24	1,000	1,150,930
5.00%, 11/01/26	5,300	6,525,974
5.00%, 11/01/27	1,000	1,263,864
5.00%, 11/01/28	3,000	3,881,086
5.00%, 11/01/28 (Call 11/01/27)	6,000	7,583,918
5.00%, 11/01/29	7,535	9,962,299
5.00%, 05/01/31 (Call 11/01/30)	3,500	4,712,199
5.00%, 05/01/32 (Call 05/01/26)	3,380	4,054,145
5.00%, 11/01/32 (Call 11/01/30)	3,000	4,010,575
5.00%, 11/01/32 (Call 05/01/31)	2,000	2,686,840
5.00%, 11/01/33 (Call 11/01/30)	2,980	3,966,699

Security	Par (000)	Value

New York (continued)
5.00%, 11/01/33 (Call 05/01/31)	$2,500	$3,346,141
5.00%, 05/01/34 (Call 05/01/26)	3,000	3,593,768
5.00%, 08/01/34 (Call 08/01/28)	1,000	1,265,647
5.00%, 11/01/36 (Call 11/01/30)	16,345	21,557,031
5.00%, 05/01/37 (Call 11/01/30)	11,385	14,957,550
5.00%, 05/01/40 (Call 05/01/26)	3,200	3,805,773
Series 13, 5.00%, 11/01/21	2,485	2,505,113
Series 2, 5.00%, 11/01/21	6,670	6,723,986
Series 21- A, 5.00%, 11/01/21	2,000	2,016,188
Series A, 5.00%, 11/01/22 (Call 11/01/21)	1,050	1,058,428
Series A, 5.00%, 11/01/23 (Call 11/01/21)	2,600	2,620,869
Series A, 5.00%, 11/01/27 (Call 11/01/21)	1,350	1,360,836
Series A, 5.00%, 11/01/28 (Call 11/01/21)	6,035	6,083,440
Series A-1, 4.00%, 08/01/41 (Call 08/01/28)	2,000	2,331,397
Series A-1, 5.00%, 11/01/22 (Call 11/01/21)	4,870	4,909,089
Series A-1, 5.00%, 08/01/23	5,550	6,065,361
Series A-1, 5.00%, 11/01/23	3,825	4,225,372
Series A-1, 5.00%, 05/01/24	2,500	2,820,607
Series A-1, 5.00%, 08/01/24	3,640	4,148,800
Series A-1, 5.00%, 11/01/26	2,000	2,462,631
Series A-1, 5.00%, 08/01/29 (Call 08/01/24)	3,040	3,453,487
Series A-1, 5.00%, 08/01/29 (Call 08/01/25)	5,000	5,880,798
Series A-1, 5.00%, 08/01/31 (Call 08/01/25)	1,300	1,527,900
Series A-1, 5.00%, 08/01/34 (Call 08/01/24)	1,000	1,133,514
Series A-1, 5.00%, 08/01/34 (Call 08/01/28)	2,000	2,531,293
Series A-1, 5.00%, 08/01/35 (Call 08/01/25)	1,670	1,955,666
Series A-1, 5.00%, 11/01/35 (Call 11/01/23)	1,000	1,100,313
Series A-1, 5.00%, 08/01/37 (Call 08/01/25)	2,500	2,921,291
Series A-1, 5.00%, 08/01/38 (Call 08/01/24)	750	846,864
Series A-1, 5.00%, 11/01/38 (Call 11/01/23)	3,725	4,091,002
Series A-1, 5.00%, 08/01/42 (Call 08/01/28)	3,040	3,786,462
Series A2, 5.00%, 05/01/36 (Call 05/01/29)	5,000	6,426,051
Series A2, 5.00%, 05/01/37 (Call 05/01/29)	2,500	3,193,958
Series A2, 5.00%, 05/01/38 (Call 05/01/29)	3,780	4,818,779
Series A-2, 5.00%, 08/01/33 (Call 08/01/27)	1,690	2,091,900
Series A-2, 5.00%, 08/01/35 (Call 08/01/27)	2,165	2,672,628
Series A-3, 4.00%, 05/01/41 (Call 05/01/29)	12,880	15,222,680
Series A-3, 4.00%, 05/01/42 (Call 05/01/29)	9,250	10,905,090
Series A-3, 4.00%, 08/01/42 (Call 08/01/27)	4,750	5,457,924
Series A-3, 4.00%, 05/01/43 (Call 05/01/29)	9,000	10,590,647
Series A-3, 5.00%, 08/01/40 (Call 08/01/27)	5,000	6,150,570
Series A-3, 5.00%, 08/01/41 (Call 08/01/27)	5,000	6,139,034
Series A-6, 5.00%, 08/01/29	7,560	9,941,827
Series B, 5.00%, 11/01/21	5,920	5,967,916
Series B, 5.00%, 11/01/27 (Call 11/01/22)	4,500	4,754,554
Series B, 5.00%, 11/01/30 (Call 11/01/22)	1,000	1,056,568
Series B, 5.00%, 11/01/32 (Call 11/01/22)	1,955	2,065,116
Series B-1, 4.00%, 08/01/35 (Call 08/01/27)	1,605	1,871,030
Series B-1, 4.00%, 08/01/37 (Call 08/01/26)	1,080	1,222,319
Series B-1, 4.00%, 11/01/41 (Call 11/01/29)	1,000	1,186,292
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	3,000	3,544,440
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	26,250	30,892,412
Series B-1, 4.00%, 11/01/45 (Call 11/01/29)	8,500	9,970,818
Series B-1, 4.00%, 11/01/47 (Call 11/01/29)	4,000	4,682,597
Series B-1, 5.00%, 08/01/28 (Call 08/01/24)	3,415	3,880,562
Series B-1, 5.00%, 08/01/30 (Call 08/01/27)	1,000	1,243,478
Series B-1, 5.00%, 08/01/31 (Call 08/01/26)	3,500	4,235,054
Series B-1, 5.00%, 08/01/32 (Call 08/01/26)	1,750	2,114,698
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,237,811
Series B-1, 5.00%, 08/01/34 (Call 08/01/24)	4,795	5,435,199

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B-1, 5.00%, 11/01/34 (Call 11/01/29)	$1,000	$1,305,548
Series B-1, 5.00%, 08/01/35 (Call 08/01/24)	7,000	7,928,042
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	3,000	3,791,098
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	2,475	2,921,862
Series B-1, 5.00%, 11/01/35 (Call 11/01/29)	1,500	1,956,108
Series B-1, 5.00%, 08/01/36 (Call 08/01/26)	4,000	4,816,399
Series B-1, 5.00%, 11/01/36 (Call 05/01/24)	210	235,435
Series B-1, 5.00%, 08/01/38 (Call 08/01/26)	4,000	4,803,549
Series B-1, 5.00%, 08/01/39 (Call 08/01/24)	3,300	3,723,127
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	3,930	4,706,902
Series B-1, 5.00%, 11/01/40 (Call 05/01/24)	2,000	2,233,177
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	3,500	4,272,953
Series B-4, VRDN,0.01%, 08/01/42 (Put 08/31/21)(b)(c	20,000	20,000,000
Series C, 5.00%, 11/01/21	2,475	2,495,033
Series C, 5.00%, 11/01/22	3,600	3,804,515
Series C, 5.00%, 11/01/25	2,000	2,388,439
Series C, 5.00%, 11/01/26	4,255	5,239,248
Series C, 5.00%, 11/01/26 (Call 05/01/24)	1,030	1,159,442
Series C, 5.00%, 11/01/27 (Call 05/01/25)	4,000	4,678,724
Series C, 5.00%, 11/01/28 (Call 11/01/25)	1,000	1,187,818
Series C, 5.00%, 11/01/29 (Call 05/01/27)	7,235	8,951,125
Series C-1, 4.00%, 11/01/37 (Call 05/01/29)	3,300	3,935,113
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,189,812
Series C-1, 4.00%, 11/01/39 (Call 05/01/29)	10,135	12,030,813
Series C-1, 4.00%, 11/01/40 (Call 05/01/29)	6,780	8,032,467
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	2,790	3,289,211
Series C-3, 4.00%, 05/01/42 (Call 05/01/28)	5,780	6,693,893
Series C-3, 4.00%, 05/01/43 (Call 05/01/28)	5,000	5,781,062
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	13,005	15,009,856
Series C-3, 5.00%, 05/01/39 (Call 05/01/28)	7,015	8,729,597
Series C-3, 5.00%, 05/01/40 (Call 05/01/28)	6,260	7,776,832
Series C-3, 5.00%, 05/01/41 (Call 05/01/28)	2,000	2,480,886
Series C-4, 0.01%, 11/01/36(b)(c)	9,700	9,700,000
Series D-1, 5.00%, 11/01/23 (Call 11/01/21)	1,790	1,804,367
Series D-1, 5.00%, 11/01/25 (Call 11/01/21)	1,590	1,602,762
Series D-1, 5.00%, 02/01/29 (Call 02/01/24)	3,500	3,897,348
Series D-1, 5.00%, 11/01/32 (Call 11/01/21)	1,125	1,134,030
Series D-1, 5.00%, 11/01/33 (Call 11/01/21)	2,000	2,016,053
Series D-1, 5.00%, 11/01/38 (Call 11/01/21)	500	504,013
Series D-S, 3.00%, 11/01/50 (Call 11/01/30)	3,675	3,923,285
Series D-S, 4.00%, 11/01/39 (Call 11/01/30)	4,000	4,782,951
Series E-1, 3.00%, 02/01/51 (Call 02/01/31)	2,000	2,137,040
Series E-1, 4.00%, 02/01/40 (Call 02/01/31)	2,500	3,004,296
Series E-1, 4.00%, 02/01/44 (Call 02/01/27)	2,195	2,488,416
Series E-1, 4.00%, 02/01/46 (Call 02/01/31)	2,000	2,367,022
Series E-1, 4.00%, 02/01/49 (Call 02/01/31)	4,000	4,720,339
Series E-1, 5.00%, 02/01/25 (Call 02/01/22)	2,570	2,621,951
Series E-1, 5.00%, 02/01/30 (Call 02/01/26)	1,440	1,716,145
Series E-1, 5.00%, 02/01/31 (Call 02/01/25)	2,250	2,599,032
Series E-1, 5.00%, 02/01/31 (Call 02/01/26)	1,000	1,190,804
Series E-1, 5.00%, 02/01/33 (Call 02/01/25)	1,710	1,972,743
Series E-1, 5.00%, 02/01/33 (Call 02/01/27)	1,000	1,218,353
Series E-1, 5.00%, 02/01/34 (Call 02/01/25)	1,000	1,152,914
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	5,130	6,098,956
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	4,595	5,591,260
Series E-1, 5.00%, 02/01/35 (Call 02/01/22)	2,000	2,039,666
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	2,630	3,028,296
Series E-1, 5.00%, 02/01/37 (Call 02/01/22)	5,000	5,098,319
Series E-1, 5.00%, 02/01/37 (Call 02/01/26)	3,635	4,307,632
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	2,685	3,259,365

Security	Par (000)	Value

New York (continued)
Series E-1, 5.00%, 02/01/37 (Call 02/01/31)	$2,000	$2,631,259
Series E-1, 5.00%, 02/01/40 (Call 02/01/26)	4,145	4,894,183
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	9,750	11,162,291
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	9,190	9,366,820
Series E-1, 5.00%, 02/01/43 (Call 02/01/27)	2,820	3,400,511
Series F-1, 4.00%, 05/01/37 (Call 05/01/27)	9,650	11,126,193
Series F-1, 4.00%, 02/01/40 (Call 02/01/23)	20,000	20,876,268
Series F-1, 4.00%, 05/01/44 (Call 05/01/27)	1,000	1,139,597
Series F-1, 5.00%, 02/01/30 (Call 02/01/23)	2,000	2,134,207
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	5,000	6,157,558
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	8,200	8,744,203
Series F-1, 5.00%, 02/01/36 (Call 02/01/23)	1,400	1,491,881
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	3,210	3,927,601
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	2,500	2,578,113
Series G-6, VRDN,0.01%, 05/01/34 (Put 08/31/21)(b)(c)	13,100	13,100,000
Series I, 5.00%, 05/01/32 (Call 05/01/23)	4,500	4,852,218
Series I, 5.00%, 05/01/38 (Call 05/01/23)	1,000	1,076,006
Series I, 5.00%, 05/01/42 (Call 05/01/23)	8,420	9,042,410
New York City Water & Sewer System RB
3.00%, 06/15/40 (Call 12/15/30)	8,470	9,293,802
4.00%, 06/15/46 (Call 06/15/25)	5,000	5,541,059
4.00%, 06/15/50 (Call 12/15/30)	12,500	14,652,322
4.00%, 06/15/51 (Call 06/15/31)	6,000	7,049,712
5.00%, 06/15/27	1,435	1,801,691
5.00%, 06/15/48 (Call 06/15/31)	2,000	2,582,640
5.00%, 06/15/50 (Call 12/15/30)	10,500	13,472,570
Series AA, 4.00%, 06/15/40 (Call 12/15/29)	5,550	6,644,050
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	3,275	3,724,314
Series AA, 5.00%, 06/15/40 (Call 12/15/29)	2,370	3,068,586
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	2,000	2,242,164
Series AA2, VRDN,0.01%, 06/15/50 (Put 08/31/21)(b)(c)	20,000	20,000,000
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	21,775	22,699,634
Series BB, 4.63%, 06/15/46 (Call 06/15/23)	1,020	1,091,963
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	4,615	4,679,108
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	10,750	11,595,855
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	9,260	9,833,279
Series BB1, 3.00%, 06/15/50 (Call 12/15/30)	3,750	4,022,720
Series BB1, 4.00%, 06/15/50 (Call 12/15/30)	1,000	1,172,186
Series BB-1, 4.00%, 06/15/49 (Call 12/15/29)	12,000	14,143,333
Series BB2, 4.00%, 06/15/42 (Call 12/15/30)	8,305	9,862,551
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	1,500	1,666,323
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	3,755	4,344,412
Series BB-2, VRDN,0.01%, 06/15/35 (Put 08/31/21)(b)(c)	15,000	15,000,000
Series CC, 5.00%, 06/15/23 (Call 12/15/21)	2,155	2,185,098
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	28,830	29,230,483
Series CC, 5.00%, 06/15/45 (PR 12/15/21)	2,325	2,357,579
Series CC, 5.00%, 06/15/46 (Call 06/15/26)	14,800	17,662,388
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	13,225	14,260,664
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	7,020	7,621,774
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	1,400	1,626,659
Series CC-1, 4.00%, 06/15/49 (Call 12/15/29)	17,930	21,132,497
Series CC-1, 4.00%, 06/15/51 (Call 06/15/31)	4,950	5,816,012
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	10,920	12,235,755
Series CC-1, 5.00%, 06/15/48 (Call 06/15/27)	11,835	14,350,282
Series CC-1, 5.00%, 06/15/49 (Call 12/15/29)	1,500	1,912,768
Series CC-2, 4.00%, 06/15/42 (Call 12/15/29)	1,000	1,190,850
Series CC-2, 5.00%, 06/15/22	28,500	29,597,056

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series CC-2, 5.00%, 06/15/25	$1,360	$1,603,271
Series DD, 5.00%, 06/15/23	1,000	1,086,664
Series DD, 5.00%, 06/15/26	2,665	3,250,412
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	9,000	9,763,777
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	11,430	12,395,701
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	9,430	10,655,883
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	1,000	1,125,529
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	19,590	23,707,207
Series DD, 5.25%, 06/15/47 (Call 12/15/26)	7,735	9,527,640
Series DD1, 5.00%, 06/15/48 (Call 12/15/27)	6,475	7,965,684
Series DD-1, 4.00%, 06/15/49 (Call 06/15/28)	3,860	4,455,701
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	4,000	4,654,749
Series DD-1, 5.00%, 06/15/30	2,000	2,688,032
Series DD-2, 5.00%, 06/15/22	620	643,614
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	2,000	2,389,900
Series DD-2, 5.00%, 06/15/40 (Call 12/15/27)	2,500	3,096,611
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	4,500	5,301,985
Series EE, 5.00%, 06/15/30	3,500	4,704,056
Series EE, 5.00%, 06/15/31	4,000	5,484,704
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	1,250	1,297,848
Series EE, 5.00%, 06/15/36 (Call 06/15/24)	4,600	5,197,992
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	2,000	2,452,697
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	6,650	8,236,985
Series EE, 5.00%, 06/15/45 (Call 06/15/24)	8,750	9,806,878
Series EE, 5.00%, 06/15/47 (Call 06/15/23)	6,000	6,469,867
Series EE-2, 4.00%, 06/15/40 (Call 06/15/29)	6,500	7,708,310
Series EE-2, 5.00%, 06/15/40 (Call 06/15/29)	2,000	2,555,642
Series FF, 4.00%, 06/15/41 (Call 06/15/30)	1,000	1,181,539
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	685	702,471
Series FF, 5.00%, 06/15/27 (Call 06/15/25)	1,300	1,527,155
Series FF, 5.00%, 06/15/38 (Call 06/15/28)	1,000	1,257,223
Series FF, 5.00%, 06/15/39 (Call 06/15/25)	4,095	4,763,431
Series FF, 5.00%, 06/15/39 (Call 06/15/28)	5,750	7,222,835
Series FF, 5.00%, 06/15/40 (Call 06/15/28)	7,935	9,962,098
Series FF, 5.00%, 06/15/41 (Call 06/15/30)	1,000	1,288,933
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,000	1,038,116
Series FF-1, 4.00%, 06/15/49 (Call 06/15/29)	10,000	11,685,204
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	3,500	4,408,241
Series FF-2, 4.00%, 06/15/36 (Call 06/15/29)	2,000	2,398,969
Series FF-2, 4.00%, 06/15/41 (Call 06/15/29)	2,000	2,366,014
Series FF-2, 5.00%, 06/15/35 (Call 06/15/29)	2,050	2,651,266
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	1,815	2,114,232
Series GG, 5.00%, 06/15/39 (Call 06/15/25)	5,780	6,723,475
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	6,000	7,638,671
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	2,500	3,172,399
Series GG-2, 5.00%, 06/15/29 (Call 12/15/27)	13,500	17,047,330
New York Convention Center Development Corp. RB 5.00%, 11/15/40 (Call 11/15/25)	1,500	1,758,661
5.00%, 11/15/45 (Call 11/15/25)	1,000	1,167,925
Series A, 0.00%, 11/15/47(a)	2,500	1,304,580
Series A, 0.00%, 11/15/55(a)	2,500	1,026,193
Series A, 5.00%, 11/15/46 (Call 11/15/26)	1,500	1,790,227
New York Liberty Development Corp. RB 5.00%, 12/15/41 (Call 12/15/21)	6,540	6,623,383
5.25%, 12/15/43 (Call 12/15/21)	100	101,393
5.75%, 11/15/51 (Call 11/15/21)	1,750	1,770,040
New York Power Authority RB
Series A, 3.25%, 11/15/60 (Call 05/15/30)	1,000	1,090,979
Series A, 4.00%, 11/15/45 (Call 05/15/30)	2,500	2,961,295
Series A, 4.00%, 11/15/50 (Call 05/15/30)	9,185	10,828,214

Security	Par (000)	Value

New York (continued)
Series A, 4.00%, 11/15/55 (Call 05/15/30)	$2,500	$2,923,513
Series A, 4.00%, 11/15/60 (Call 05/15/30)	18,210	21,215,397
Series A, 5.00%, 11/15/22	1,010	1,069,347
Series A, 5.00%, 11/15/38 (PR 11/15/21)	1,000	1,009,931
New York State Dormitory Authority RB
4.00%, 07/01/50 (Call 07/01/29)	5,000	5,795,072
5.00%, 05/15/26 (Call 05/15/22)	1,275	1,318,457
5.00%, 05/15/29 (Call 05/15/22)	1,250	1,292,605
5.00%, 05/15/30 (Call 05/15/22)	1,000	1,034,084
5.00%, 10/01/45	3,500	5,376,830
Series 1, 5.50%, 07/01/40 (AMBAC)	530	798,110
Series 2015B-A, 5.00%, 03/15/22	8,000	8,211,605
Series 2015B-B, 5.00%, 03/15/28 (Call 09/15/25)	2,000	2,368,157
Series 2015B-B, 5.00%, 03/15/31 (Call 09/15/25)	1,800	2,126,579
Series 2015B-B, 5.00%, 03/15/34 (Call 09/15/25)	4,635	5,459,637
Series A, 3.00%, 03/15/41 (Call 09/15/30)	5,000	5,419,813
Series A, 3.00%, 03/15/42 (Call 09/15/30)	4,900	5,287,285
Series A, 3.00%, 03/15/49 (Call 09/15/30)	8,000	8,500,553
Series A, 4.00%, 03/15/32 (Call 03/15/25)	10,000	11,186,413
Series A, 4.00%, 03/15/34 (Call 09/15/30)	15,620	19,078,440
Series A, 4.00%, 03/15/35 (Call 09/15/30)	5,000	6,081,549
Series A, 4.00%, 03/15/36 (Call 09/15/30)	5,000	6,048,938
Series A, 4.00%, 03/15/37 (Call 09/15/30)	5,000	6,020,685
Series A, 4.00%, 03/15/38 (Call 03/15/31)	21,240	25,625,064
Series A, 4.00%, 03/15/39 (Call 03/15/31)	5,000	6,005,664
Series A, 4.00%, 03/15/43 (Call 09/15/28)	5,000	5,826,090
Series A, 4.00%, 03/15/43 (Call 09/15/30)	5,000	5,920,180
Series A, 4.00%, 03/15/44 (Call 09/15/30)	5,000	5,906,489
Series A, 4.00%, 03/15/47 (Call 03/15/28)	6,500	7,452,408
Series A, 4.00%, 03/15/48 (Call 09/15/28)	950	1,099,230
Series A, 5.00%, 02/15/22	24,705	25,256,979
Series A, 5.00%, 03/15/22	23,965	24,598,889
Series A, 5.00%, 02/15/23	2,850	3,049,753
Series A, 5.00%, 03/15/23	7,750	8,329,176
Series A, 5.00%, 02/15/24	3,115	3,484,738
Series A, 5.00%, 03/15/24	11,800	13,248,110
Series A, 5.00%, 02/15/25	5,340	6,206,611
Series A, 5.00%, 03/15/25	7,565	8,829,606
Series A, 5.00%, 03/15/25 (Call 03/15/24)	10,400	11,663,566
Series A, 5.00%, 05/15/25 (Call 05/15/22)	1,275	1,318,549
Series A, 5.00%, 12/15/25 (Call 12/15/22)	3,000	3,185,325
Series A, 5.00%, 02/15/26 (Call 02/15/24)	1,000	1,116,331
Series A, 5.00%, 03/15/26 (Call 03/15/25)	3,665	4,261,665
Series A, 5.00%, 12/15/26 (Call 12/15/22)	19,160	20,348,750
Series A, 5.00%, 02/15/27 (Call 02/15/24)	1,730	1,930,347
Series A, 5.00%, 03/15/27	1,265	1,574,297
Series A, 5.00%, 03/15/27 (Call 03/15/25)	1,295	1,502,353
Series A, 5.00%, 03/15/27 (Call 09/15/26)	2,440	2,988,720
Series A, 5.00%, 12/15/27 (Call 12/15/22)	730	775,292
Series A, 5.00%, 02/15/28 (Call 02/15/27)	1,500	1,856,821
Series A, 5.00%, 03/15/28	4,245	5,422,078
Series A, 5.00%, 03/15/28 (ETM)	5	6,364
Series A, 5.00%, 03/15/28 (Call 03/15/24)	2,800	3,134,878
Series A, 5.00%, 03/15/28 (Call 03/15/25)	3,500	4,053,721
Series A, 5.00%, 03/15/29	2,500	3,267,585
Series A, 5.00%, 03/15/29 (Call 03/15/24)	4,780	5,350,391
Series A, 5.00%, 12/15/29 (Call 12/15/22)	3,460	3,674,670
Series A, 5.00%, 02/15/30 (Call 02/15/27)	4,000	4,911,330
Series A, 5.00%, 03/15/30	5,000	6,668,886
Series A, 5.00%, 03/15/30 (Call 03/15/24)	1,000	1,119,329

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/30 (Call 03/15/25)	$2,700	$3,124,064
Series A, 5.00%, 10/01/30 (Call 10/01/27) (SAW)	1,000	1,245,871
Series A, 5.00%, 12/15/30 (Call 12/15/22)	11,420	12,128,534
Series A, 5.00%, 03/15/31 (Call 03/15/24)	6,490	7,264,443
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,240	4,092,699
Series A, 5.00%, 03/15/31 (Call 03/15/29)	1,200	1,551,456
Series A, 5.00%, 06/15/31 (Call 12/15/22)	6,465	6,865,243
Series A, 5.00%, 03/15/32 (Call 03/15/24)	3,500	3,913,863
Series A, 5.00%, 03/15/32 (Call 03/15/28)	2,500	3,148,514
Series A, 5.00%, 03/15/32 (Call 09/15/28)	2,140	2,731,236
Series A, 5.00%, 03/15/32 (Call 03/15/29)	13,920	17,936,037
Series A, 5.00%, 03/15/32 (Call 09/15/30)	7,000	9,289,852
Series A, 5.00%, 03/15/33 (Call 03/15/24)	5,000	5,588,531
Series A, 5.00%, 03/15/33 (Call 03/15/25)	2,140	2,472,031
Series A, 5.00%, 03/15/33 (Call 09/15/26)	6,715	8,172,751
Series A, 5.00%, 03/15/33 (Call 03/15/27)	2,000	2,445,648
Series A, 5.00%, 03/15/33 (Call 09/15/30)	12,500	16,507,501
Series A, 5.00%, 03/15/34 (Call 03/15/24)	2,600	2,904,631
Series A, 5.00%, 03/15/34 (Call 03/15/27)	2,000	2,443,712
Series A, 5.00%, 03/15/34 (Call 03/15/29)	2,040	2,611,377
Series A, 5.00%, 03/15/35 (Call 03/15/25)	1,000	1,153,253
Series A, 5.00%, 03/15/35 (Call 03/15/27)	5,000	6,108,112
Series A, 5.00%, 03/15/35 (Call 03/15/31)	10,210	13,492,670
Series A, 5.00%, 02/15/36 (Call 02/15/27)	1,500	1,823,156
Series A, 5.00%, 03/15/36 (Call 09/15/26)	10,500	12,756,154
Series A, 5.00%, 03/15/36 (Call 03/15/28)	5,000	6,241,612
Series A, 5.00%, 03/15/36 (Call 03/15/29)	7,000	8,906,616
Series A, 5.00%, 03/15/36 (Call 03/15/31)	10,000	13,142,871
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,500	1,901,105
Series A, 5.00%, 07/01/37 (PR 07/01/22)	11,300	11,759,557
Series A, 5.00%, 03/15/38 (Call 03/15/29)	12,500	15,798,436
Series A, 5.00%, 03/15/38 (PR 03/15/23)	3,450	3,707,747
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,260,238
Series A, 5.00%, 02/15/40 (Call 08/15/26)	3,000	3,608,195
Series A, 5.00%, 02/15/41 (Call 08/15/26)	2,320	2,786,588
Series A, 5.00%, 03/15/41 (Call 03/15/28)	3,500	4,338,498
Series A, 5.00%, 03/15/42 (Call 03/15/27)	1,500	1,818,943
Series A, 5.00%, 03/15/42 (Call 03/15/28)	4,210	5,210,450
Series A, 5.00%, 07/01/42 (PR 07/01/22)	16,000	16,650,701
Series A, 5.00%, 02/15/43 (PR 02/15/23)	3,500	3,747,310
Series A, 5.00%, 03/15/43 (Call 03/15/27)	1,000	1,211,569
Series A, 5.00%, 03/15/43 (Call 03/15/29)	2,525	3,155,465
Series A, 5.00%, 03/15/43 (PR 03/15/23)	6,675	7,173,684
Series A, 5.00%, 03/15/44 (Call 03/15/24)	8,370	9,298,874
Series A, 5.00%, 03/15/44 (Call 03/15/27)	10,000	12,103,749
Series A, 5.00%, 03/15/44 (Call 03/15/28)	9,000	11,114,767
Series A, 5.00%, 03/15/45 (Call 03/15/28)	4,000	4,930,431
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,840,999
Series A, 5.00%, 03/15/45 (Call 03/15/29)	9,695	12,066,135
Series A, 5.00%, 03/15/46 (Call 03/15/29)	1,300	1,616,236
Series A, 5.00%, 03/15/47 (Call 03/15/29)	4,780	5,941,851
Series A, 5.00%, 07/01/48 (Call 07/01/28)	1,250	1,529,550
Series A, 5.00%, 10/01/48	500	783,396
Series A, 5.00%, 03/15/49 (Call 03/15/31)	12,950	16,525,162
Series A, 5.00%, 10/01/50	7,190	11,429,785
Series A, 5.25%, 03/15/39 (Call 09/15/28)	5,000	6,391,223
Series A, 5.50%, 05/15/22 (AMBAC)	3,005	3,119,718
Series A, 5.50%, 05/15/22 (NPFGC)	6,730	6,986,922
Series A, 5.75%, 07/01/27 (NPFGC)	440	519,569
Series A-2, 5.00%, 10/01/46	2,000	3,082,486

Security	Par (000)	Value

New York (continued)
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	$1,000	$1,176,125
Series B, 4.00%, 02/15/44 (Call 08/15/27)	1,425	1,630,163
Series B, 5.00%, 02/15/22	1,000	1,022,343
Series B, 5.00%, 02/15/23	4,900	5,243,813
Series B, 5.00%, 03/15/23 (Call 03/15/22)	2,505	2,571,086
Series B, 5.00%, 03/15/24 (Call 03/15/22)	9,000	9,236,075
Series B, 5.00%, 02/15/25	3,525	4,101,599
Series B, 5.00%, 02/15/26	6,000	7,228,125
Series B, 5.00%, 03/15/27 (Call 09/15/25)	5,815	6,890,555
Series B, 5.00%, 02/15/29 (Call 08/15/27)	11,700	14,674,677
Series B, 5.00%, 02/15/31 (Call 02/15/25)	8,930	10,299,358
Series B, 5.00%, 02/15/31 (Call 08/15/27)	2,000	2,487,775
Series B, 5.00%, 02/15/31 (PR 02/15/25)	5	5,808
Series B, 5.00%, 02/15/32 (Call 08/15/27)	1,200	1,490,811
Series B, 5.00%, 02/15/33 (Call 02/15/25)	5,000	5,759,284
Series B, 5.00%, 02/15/33 (Call 08/15/27)	2,000	2,482,744
Series B, 5.00%, 02/15/34 (Call 02/15/25)	6,115	7,036,794
Series B, 5.00%, 02/15/34 (Call 08/15/27)	5,000	6,195,052
Series B, 5.00%, 02/15/34 (PR 02/15/25)	5	5,808
Series B, 5.00%, 03/15/35 (Call 03/15/22)	1,500	1,538,522
Series B, 5.00%, 02/15/36 (Call 08/15/27)	1,000	1,234,648
Series B, 5.00%, 02/15/37 (Call 02/15/25)	2,850	3,273,281
Series B, 5.00%, 02/15/37 (Call 08/15/27)	6,205	7,640,644
Series B, 5.00%, 02/15/37 (PR 02/15/25)	5	5,808
Series B, 5.00%, 02/15/38 (Call 02/15/25)	1,000	1,147,780
Series B, 5.00%, 02/15/38 (Call 08/15/27)	1,960	2,411,825
Series B, 5.00%, 10/01/38 (Call 04/01/28)	9,200	11,557,189
Series B, 5.00%, 02/15/39 (Call 08/15/27)	2,995	3,684,547
Series B, 5.00%, 02/15/39 (PR 08/15/27)	5	6,288
Series B, 5.00%, 02/15/41 (Call 02/15/25)	3,040	3,482,512
Series B, 5.00%, 02/15/42 (Call 02/15/25)	170	194,620
Series B, 5.00%, 02/15/42 (Call 08/15/27)	1,000	1,225,553
Series B, 5.00%, 03/15/42 (Call 03/15/22)	17,675	18,122,121
Series B, 5.00%, 03/15/42 (PR 03/15/22)	5	5,130
Series B, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,300,325
Series B, 5.00%, 07/01/50 (Call 07/01/29)	2,920	3,706,335
Series B, 5.50%, 03/15/26 (AMBAC)	770	947,460
Series B, 5.50%, 03/15/27 (AMBAC)	2,335	2,969,556
Series C, 4.00%, 07/01/49 (Call 07/01/29)	1,500	1,777,091
Series C, 5.00%, 03/15/26	4,000	4,831,991
Series C, 5.00%, 03/15/31 (Call 03/15/24)	1,850	2,068,756
Series C, 5.00%, 03/15/32 (Call 03/15/24)	4,370	4,885,557
Series C, 5.00%, 03/15/33 (Call 03/15/24)	1,000	1,117,436
Series C, 5.00%, 03/15/33 (Call 03/15/28)	10,950	13,762,863
Series C, 5.00%, 03/15/35 (Call 03/15/24)	5,390	6,014,253
Series C, 5.00%, 03/15/37 (Call 03/15/24)	2,000	2,228,401
Series C, 5.00%, 03/15/38 (Call 03/15/24)	1,000	1,113,394
Series C, 5.00%, 03/15/39 (Call 03/15/28)	1,500	1,864,148
Series C, 5.00%, 03/15/44 (Call 03/15/24)	10,000	11,085,662
Series D, 3.00%, 02/15/49 (Call 02/15/30)	5,250	5,559,203
Series D, 4.00%, 02/15/37 (Call 02/15/30)	2,500	2,979,523
Series D, 4.00%, 02/15/40 (Call 02/15/30)	3,625	4,289,874
Series D, 4.00%, 02/15/47 (Call 02/15/30)	14,390	16,766,654
Series D, 5.00%, 02/15/22	1,535	1,569,154
Series D, 5.00%, 02/15/23	1,805	1,932,541
Series D, 5.00%, 02/15/25	2,745	3,194,075
Series D, 5.00%, 02/15/26	10,020	12,070,968
Series D, 5.00%, 02/15/27 (Call 08/15/26)	1,000	1,224,529
Series D, 5.00%, 02/15/28 (Call 08/15/26)	1,500	1,831,845
Series D, 5.00%, 02/15/29	1,250	1,630,657

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series D, 5.00%, 02/15/33 (Call 02/15/30)	$2,205	$2,871,432
Series D, 5.00%, 02/15/37 (Call 02/15/22)	7,300	7,458,027
Series D, 5.00%, 02/15/48 (Call 02/15/30)	5,000	6,268,041
Series E, 3.25%, 03/15/35 (Call 09/15/23)	25,000	26,376,017
Series E, 4.00%, 02/15/34 (Call 02/15/25)	1,445	1,606,806
Series E, 5.00%, 02/15/23	1,150	1,231,358
Series E, 5.00%, 02/15/24	1,110	1,241,527
Series E, 5.00%, 03/15/24	14,000	15,718,097
Series E, 5.00%, 03/15/27	2,000	2,489,007
Series E, 5.00%, 03/15/29 (Call 09/15/28)	5,195	6,718,192
Series E, 5.00%, 03/15/31 (Call 09/15/25)	8,195	9,638,641
Series E, 5.00%, 03/15/32 (Call 09/15/25)	300	352,586
Series E, 5.00%, 03/15/34 (Call 09/15/25)	5,000	5,865,495
Series E, 5.00%, 03/15/35 (Call 09/15/28)	10,190	12,945,858
Series E, 5.00%, 03/15/36 (Call 09/15/25)	1,200	1,405,624
Series E, 5.00%, 03/15/38 (Call 09/15/28)	10,000	12,624,955
Series E, 5.00%, 03/15/40 (Call 09/15/28)	4,000	5,036,524
Series E, 5.00%, 03/15/44 (Call 09/15/28)	5,000	6,260,883
Series E, 5.00%, 03/15/48 (Call 09/15/28)	2,800	3,492,722
Series E, 5.25%, 03/15/33 (Call 09/15/25)	2,305	2,729,951
New York State Environmental Facilities Corp. RB 4.00%, 06/15/49 (Call 06/15/29)	5,670	6,639,048
Series A, 4.00%, 06/15/46 (Call 06/15/26)	1,545	1,729,904
Series A, 5.00%, 06/15/22	1,030	1,069,845
Series A, 5.00%, 06/15/23 (Call 06/15/22)	1,320	1,370,750
Series A, 5.00%, 06/15/24 (Call 06/15/22)	750	778,891
Series A, 5.00%, 06/15/41 (Call 06/15/26)	2,050	2,449,671
Series A, 5.00%, 06/15/42 (Call 06/15/27)	2,140	2,620,332
Series B, 5.00%, 06/15/43 (Call 06/15/28)	10,000	12,487,346
Series D, 5.00%, 06/15/25 (Call 06/15/22)	5,365	5,570,799
Series E, 5.00%, 06/15/47 (Call 06/15/27)	5,595	6,857,928
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/22	1,705	1,753,732
Series A, 5.00%, 04/01/25 (Call 04/01/22)	2,100	2,159,396
Series A, 5.00%, 04/01/28 (Call 04/01/22)	4,400	4,521,302
Series A, 5.00%, 04/01/29 (Call 04/01/22)	9,555	9,815,575
Series A, 5.00%, 04/01/30 (Call 04/01/22)	3,000	3,081,099
Series A, 5.00%, 04/01/31 (Call 04/01/22)	3,920	4,025,503
New York State Thruway Authority RB
Series A, 4.00%, 01/01/56 (Call 01/01/26)	1,000	1,092,531
Series A, 5.00%, 03/15/26 (Call 09/15/21)	2,785	2,789,874
Series A, 5.00%, 03/15/29 (Call 09/15/21)	3,000	3,005,250
Series A, 5.00%, 03/15/32 (Call 09/15/21)	2,000	2,003,500
Series A, 5.00%, 01/01/41 (Call 01/01/26)	1,005	1,181,926
Series A, 5.00%, 01/01/46 (Call 01/01/26)	5,000	5,835,012
Series A, 5.00%, 01/01/51 (Call 01/01/26)	5,000	5,803,870
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,480	2,917,451
Series A-1, 3.00%, 03/15/48 (Call 03/15/31)	5,000	5,347,708
Series A-1, 4.00%, 03/15/36 (Call 03/15/31)	2,260	2,729,541
Series A-1, 4.00%, 03/15/45 (Call 03/15/31)	5,000	5,907,576
Series A-1, 4.00%, 03/15/47 (Call 03/15/31)	5,000	5,893,852
Series A-1, 4.00%, 03/15/59 (Call 03/15/31)	7,435	8,670,675
Series A-1, 5.00%, 03/15/23	5,495	5,905,790
Series A-1, 5.00%, 03/15/25	5,000	5,830,238
Series A-1, 5.00%, 03/15/26	5,000	6,022,463
Series B, 3.00%, 01/01/46 (Call 01/01/30)	2,500	2,632,852
Series B, 4.00%, 01/01/37 (Call 01/01/30)	1,750	2,087,128
Series B, 4.00%, 01/01/38 (Call 01/01/30)	2,500	2,974,506
Series B, 4.00%, 01/01/39 (Call 01/01/30)	3,685	4,373,514

Security	Par (000)	Value

New York (continued)
Series B, 4.00%, 01/01/40 (Call 01/01/30) (AGM)	$2,000	$2,385,868
Series B, 4.00%, 01/01/41 (Call 01/01/30)	2,000	2,359,174
Series B, 4.00%, 01/01/50 (Call 01/01/30)	8,000	9,307,090
Series B, 4.00%, 01/01/50 (Call 01/01/30) (AGM)	2,500	2,929,500
Series B, 4.00%, 01/01/53 (Call 01/01/30)	8,250	9,564,781
Series B, 5.00%, 01/01/36 (Call 01/01/30)	2,000	2,570,083
Series I, 5.00%, 01/01/27 (PR 01/01/22)	1,000	1,016,223
Series I, 5.00%, 01/01/28 (PR 01/01/22)	12,000	12,194,675
Series I, 5.00%, 01/01/31 (PR 01/01/22)	12,200	12,397,919
Series I, 5.00%, 01/01/37 (PR 01/01/22)	8,860	9,003,735
Series I, 5.00%, 01/01/42 (PR 01/01/22)	2,000	2,032,446
Series J, 5.00%, 01/01/26 (Call 01/01/24)	2,565	2,848,399
Series J, 5.00%, 01/01/41 (Call 01/01/24)	2,000	2,205,664
Series K, 5.00%, 01/01/31 (Call 01/01/25)	4,000	4,580,974
Series K, 5.00%, 01/01/32 (Call 01/01/25)	5,365	6,140,401
Series L, 4.00%, 01/01/36 (Call 01/01/28)	1,000	1,162,381
Series L, 5.00%, 01/01/33 (Call 01/01/28)	1,000	1,240,666
Series N, 3.00%, 01/01/49 (Call 01/01/30)	3,000	3,195,497
Series N, 4.00%, 01/01/43 (Call 01/01/30)	5,660	6,669,267
Series N, 4.00%, 01/01/47 (Call 01/01/30)	4,000	4,682,024
New York State Urban Development Corp. RB
3.00%, 03/15/48 (Call 09/15/30)	3,000	3,175,974
4.00%, 03/15/34 (Call 09/15/30)	2,500	3,044,050
4.00%, 03/15/37 (Call 09/15/30)	2,500	3,001,020
4.00%, 03/15/39 (Call 09/15/30)	7,000	8,352,561
4.00%, 03/15/41 (Call 09/15/30)	1,000	1,184,488
4.00%, 03/15/42 (Call 09/15/30)	9,000	10,613,293
4.00%, 03/15/49 (Call 09/15/30)	9,000	10,528,618
5.00%, 03/15/22	1,500	1,539,593
5.00%, 03/15/23	750	806,068
5.00%, 03/15/26	2,000	2,411,987
5.00%, 03/15/27	1,000	1,241,416
5.00%, 03/15/27 (Call 03/15/24)	1,000	1,118,517
5.00%, 03/15/28	4,580	5,836,515
5.00%, 03/15/29	12,000	15,653,777
5.00%, 03/15/29 (Call 03/15/24)	2,000	2,235,412
5.00%, 03/15/32 (Call 09/15/30)	2,500	3,335,490
5.00%, 03/15/33 (Call 09/15/30)	8,000	10,621,070
5.00%, 03/15/34 (Call 03/15/24)	2,300	2,565,139
5.00%, 03/15/36 (Call 09/15/30)	1,000	1,308,734
5.00%, 03/15/38 (Call 09/15/30)	5,000	6,492,689
5.00%, 03/15/43 (Call 09/15/30)	2,000	2,565,034
5.00%, 03/15/47 (Call 09/15/30)	10,000	12,736,305
5.00%, 03/15/50 (Call 09/15/30)	2,900	3,683,891
Series A, 4.00%, 03/15/39 (Call 09/15/30)	7,500	8,949,172
Series A, 4.00%, 03/15/40 (Call 09/15/30)	7,910	9,409,814
Series A, 4.00%, 03/15/42 (Call 09/15/29)	2,750	3,237,253
Series A, 4.00%, 03/15/43 (Call 09/15/29)	1,000	1,174,906
Series A, 4.00%, 03/15/44 (Call 09/15/29)	5,000	5,862,246
Series A, 4.00%, 03/15/45 (Call 09/15/29)	2,000	2,339,412
Series A, 4.00%, 03/15/45 (Call 09/15/30)	1,000	1,172,792
Series A, 4.00%, 03/15/46 (Call 09/15/29)	2,500	2,920,927
Series A, 4.00%, 03/15/49 (Call 09/15/30)	7,500	8,773,848
Series A, 5.00%, 03/15/22	5,170	5,305,868
Series A, 5.00%, 03/15/23	12,460	13,391,474
Series A, 5.00%, 03/15/24	9,540	10,707,469
Series A, 5.00%, 03/15/26	4,000	4,823,973
Series A, 5.00%, 03/15/27 (Call 09/15/25)	10,000	11,836,371
Series A, 5.00%, 03/15/27 (Call 03/15/26)	3,605	4,328,756
Series A, 5.00%, 03/15/30 (Call 03/15/27)	1,500	1,841,518

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/31 (Call 03/15/26)	$2,000	$2,388,620
Series A, 5.00%, 03/15/31 (Call 03/15/27)	10,000	12,238,541
Series A, 5.00%, 03/15/32 (Call 09/15/25)	1,000	1,179,233
Series A, 5.00%, 03/15/33 (Call 03/15/27)	1,500	1,828,793
Series A, 5.00%, 03/15/35 (Call 03/15/24)	3,855	4,297,319
Series A, 5.00%, 03/15/35 (Call 09/15/25)	1,525	1,789,642
Series A, 5.00%, 03/15/35 (Call 03/15/27)	2,400	2,920,301
Series A, 5.00%, 03/15/35 (Call 09/15/29)	2,500	3,243,774
Series A, 5.00%, 03/15/36 (Call 09/15/28)	2,465	3,106,983
Series A, 5.00%, 03/15/36 (Call 09/15/29)	1,000	1,293,130
Series A, 5.00%, 03/15/37 (Call 09/15/29)	2,600	3,350,546
Series A, 5.00%, 03/15/37 (Call 09/15/30)	2,000	2,605,540
Series A, 5.00%, 03/15/39 (Call 09/15/28)	5,000	6,260,805
Series A, 5.00%, 03/15/39 (Call 09/15/29)	2,000	2,563,687
Series A, 5.00%, 03/15/40 (Call 09/15/29)	2,500	3,196,021
Series A, 5.00%, 03/15/41 (Call 09/15/28)	3,660	4,564,778
Series A, 5.00%, 03/15/41 (Call 09/15/30)	10,500	13,532,613
Series A, 5.00%, 03/15/42 (Call 09/15/28)	3,095	3,851,337
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,846,198
Series A-1, 5.00%, 03/15/23	1,525	1,639,005
Series A-1, 5.00%, 03/15/27 (Call 03/15/23)	3,725	3,997,477
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	2,020	2,167,435
Series A-1, 5.00%, 03/15/29 (Call 03/15/23)	1,270	1,362,490
Series A-1, 5.00%, 03/15/30 (Call 03/15/23)	2,500	2,681,665
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	6,400	6,834,314
Series A-2, 5.50%, 03/15/24 (NPFGC)	1,110	1,259,878
Series A3A, VRDN,0.02%, 03/15/33 (Put 08/31/21)(b)(c)	2,000	2,000,000
Series C, 5.00%, 03/15/22	3,030	3,109,979
Series C, 5.00%, 03/15/30 (Call 03/15/23)	4,540	4,869,904
Series C-3, 4.00%, 03/15/47 (Call 09/15/27)	2,000	2,281,593
Series C-3, 5.00%, 03/15/41 (Call 09/15/27)	2,640	3,251,736
Series C-3, 5.00%, 03/15/42 (Call 09/15/27)	1,500	1,841,932
Series D, 5.00%, 03/15/23	5,435	5,841,305
Series E, 3.00%, 03/15/50 (Call 03/15/30)	14,975	15,780,348
Series E, 4.00%, 03/15/34 (Call 03/15/30)	5,000	6,031,469
Series E, 4.00%, 03/15/35 (Call 03/15/30)	2,470	2,967,708
Series E, 4.00%, 03/15/36 (Call 03/15/30)	1,500	1,793,058
Series E, 4.00%, 03/15/37 (Call 03/15/30)	1,500	1,785,090
Series E, 4.00%, 03/15/41 (Call 03/15/30)	5,000	5,888,163
Series E, 5.00%, 03/15/23	20,000	21,495,142
Series E, 5.00%, 03/15/24 (Call 03/15/23)	5,445	5,849,422
Series E, 5.00%, 03/15/25	16,025	18,692,087
Series E, 5.00%, 03/15/26	7,245	8,737,421
Series E, 5.00%, 03/15/28	3,000	3,823,045
Series E, 5.00%, 03/15/30	3,000	3,998,432
Onondaga County Trust for Cultural Resources RB 4.00%, 12/01/49 (Call 12/01/29)	2,500	2,942,466
5.00%, 12/01/43 (Call 12/01/29)	1,000	1,283,452
5.00%, 12/01/45 (Call 12/01/29)	1,500	1,916,645
Port Authority of New York & New Jersey RB 4.00%, 09/01/39 (Call 09/01/29)	2,000	2,364,636
4.00%, 09/01/49 (Call 09/01/29)	2,000	2,324,500
5.00%, 09/01/33 (Call 09/01/29)	1,500	1,946,686
5.00%, 09/01/34 (Call 09/01/29)	5,000	6,459,826
5.00%, 09/01/36 (Call 09/01/29)	3,100	3,977,262
Series 111, 4.00%, 09/01/43 (Call 09/01/28)	5,000	5,854,365
Series 111, 5.00%, 09/01/48 (Call 09/01/28)	1,360	1,669,186
Series 173, 4.00%, 12/01/31 (Call 06/01/22)	2,000	2,056,695
Series 179, 5.00%, 12/01/22	1,535	1,627,986

Security	Par (000)	Value

New York (continued)
Series 179, 5.00%, 12/01/25 (Call 12/01/23)	$2,405	$2,664,403
Series 179, 5.00%, 06/01/33 (Call 12/01/23)	1,000	1,105,234
Series 179, 5.00%, 12/01/38 (Call 12/01/23)	6,615	7,301,667
Series 179, 5.00%, 12/01/43 (Call 12/01/23)	2,500	2,750,012
Series 183, 4.00%, 12/15/41 (Call 06/15/24)	1,000	1,081,912
Series 184, 5.00%, 09/01/36 (Call 09/01/24)	4,770	5,411,947
Series 184, 5.00%, 09/01/39 (Call 09/01/24)	1,915	2,166,590
Series 189, 5.00%, 05/01/27 (Call 05/01/25)	1,200	1,400,747
Series 189, 5.00%, 05/01/40 (Call 05/01/25)	5,000	5,782,979
Series 189, 5.00%, 05/01/45 (Call 05/01/25)	2,000	2,301,411
Series 194, 4.00%, 10/15/45 (Call 10/15/25)	1,000	1,108,416
Series 194, 5.00%, 10/15/28 (Call 10/15/25)	2,000	2,366,717
Series 194, 5.00%, 10/15/32 (Call 10/15/25)	1,400	1,652,931
Series 194, 5.00%, 10/15/33 (Call 10/15/25)	3,000	3,540,651
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	4,500	5,308,961
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	10,320	12,096,940
Series 194, 5.25%, 10/15/55 (Call 10/15/25)	1,000	1,184,096
Series 198, 5.00%, 11/15/41 (Call 11/15/26)	9,475	11,334,740
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	8,190	9,715,437
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	9,500	11,527,281
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	2,365	2,849,401
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	3,000	3,610,350
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	2,655	3,265,601
Series 205, 5.00%, 05/15/57 (Call 11/15/27)	2,000	2,447,535
Series 209, 5.00%, 07/15/32 (Call 07/15/28)	3,080	3,903,312
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	1,000	1,251,597
Series 217, 4.00%, 11/01/49 (Call 11/01/29)	1,500	1,748,054
Series 217, 5.00%, 11/01/44 (Call 11/01/29)	1,500	1,895,978
Series 222, 4.00%, 07/15/38 (Call 07/15/30)	9,430	11,327,858
Series 222, 5.00%, 07/15/32 (Call 07/15/30)	1,000	1,325,889
Series 222, 5.00%, 07/15/34 (Call 07/15/30)	4,500	5,908,089
Series 224, 4.00%, 07/15/40 (Call 07/15/31)	3,850	4,661,179
Series 224, 4.00%, 07/15/41 (Call 07/15/31)	1,970	2,375,971
Series 224, 4.00%, 07/15/46 (Call 07/15/31)	11,350	13,479,648
Series 224, 4.00%, 07/15/51 (Call 07/15/31)	5,000	5,910,961
Series 5, 5.38%, 03/01/28	1,965	2,314,640
Third Series, 6.13%, 06/01/94 (Call 06/01/24)	500	568,270
Sales Tax Asset Receivable Corp. RB
Series A, 4.00%, 10/15/32 ( 10/15/24)	1,305	1,459,566
Series A, 5.00%, 10/15/21	1,485	1,493,687
Series A, 5.00%, 10/15/25 (PR 10/15/24)	2,000	2,299,057
Series A, 5.00%, 10/15/26 (Call 10/15/24)	4,600	5,287,831
Series A, 5.00%, 10/15/27 (Call 10/15/24)	5,030	5,782,128
Series A, 5.00%, 10/15/28 (Call 10/15/24)	7,860	9,035,294
Series A, 5.00%, 10/15/29 (Call 10/15/24)	5,685	6,535,070
Series A, 5.00%, 10/15/30 (Call 10/15/24)	7,030	8,081,185
State of New York GO
Series A, 4.00%, 03/01/38 (PR 03/01/23)	22,030	23,304,817
Series E, 4.25%, 12/15/41 (PR 12/15/21)	6,000	6,071,206
Suffolk County Water Authority RB 4.00%, 06/01/31 (Call 06/01/25)	1,000	1,127,585
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,000	3,506,671
Town of Brookhaven NY GOL, Series A, 3.00%, 03/15/23	2,385	2,492,003
Triborough Bridge & Tunnel Authority RB
Series A, 0.00%, 11/15/30(a)	10,800	9,300,366
Series A, 0.00%, 11/15/31(a)	2,000	1,676,068
Series A, 0.00%, 11/15/32(a)	1,800	1,470,424
Series A, 4.00%, 11/15/42 (Call 11/15/22)	4,685	4,852,117
Series A, 4.00%, 11/15/47 (Call 05/15/28)	3,000	3,472,846
Series A, 4.00%, 11/15/48 (Call 05/15/28)	6,000	6,941,419

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 4.00%, 11/15/54 (Call 11/15/30)	$7,805	$9,168,011
Series A, 5.00%, 11/15/22	3,360	3,555,931
Series A, 5.00%, 01/01/23 (PR 01/01/22)	710	721,519
Series A, 5.00%, 01/01/25 (PR 01/01/22)	1,310	1,331,252
Series A, 5.00%, 11/01/25	2,750	3,276,546
Series A, 5.00%, 01/01/26 (PR 01/01/22)	5,300	5,385,981
Series A, 5.00%, 11/15/26 (Call 05/15/23)	2,000	2,156,571
Series A, 5.00%, 01/01/27 (PR 01/01/22)	1,155	1,173,737
Series A, 5.00%, 11/15/27 (Call 05/15/23)	1,000	1,077,929
Series A, 5.00%, 11/15/42 (Call 05/15/27)	1,000	1,218,832
Series A, 5.00%, 11/15/44 (Call 05/15/28)	6,000	7,387,835
Series A, 5.00%, 11/15/45 (Call 05/15/28)	4,100	5,041,421
Series A, 5.00%, 11/15/46 (Call 05/15/26)	7,900	9,254,400
Series A, 5.00%, 11/15/47 (Call 05/15/27)	9,185	11,183,673
Series A, 5.00%, 11/15/49 (Call 05/15/29)	10,280	12,835,770
Series A, 5.00%, 11/15/49 (Call 11/15/30)	7,000	9,000,272
Series A, 5.00%, 11/15/51 (Call 05/15/31)	4,375	5,633,964
Series A, 5.00%, 11/15/54 (Call 11/15/30)	4,000	5,123,775
Series A, 5.00%, 11/15/56 (Call 05/15/31)	12,420	15,994,020
Series A-1, 4.00%, 05/15/46 (Call 05/15/31)	3,075	3,643,086
Series A-1, 5.00%, 05/15/51 (Call 05/15/31)	10,000	12,857,050
Series A-2, 2.00%, 05/15/45Put(b)(c)	9,935	10,560,392
Series B, 0.00%, 11/15/32(a)	4,745	3,941,318
Series B, 5.00%, 11/15/21	35	35,350
Series B, 5.00%, 11/15/24 (Call 11/15/22)	1,000	1,057,812
Series B, 5.00%, 11/15/26 (Call 11/15/22)	2,755	2,913,238
Series B, 5.00%, 11/15/27 (Call 11/15/22)	1,600	1,691,699
Series B, 5.00%, 11/15/30	1,000	1,358,052
Series B, 5.00%, 11/15/31	1,000	1,378,957
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,232,451
Series B, 5.00%, 11/15/35 (Call 05/15/27)	2,000	2,457,616
Series B, 5.00%, 11/15/36 (Call 05/15/27)	2,175	2,672,618
Series B, 5.00%, 11/15/37 (Call 05/15/27)	2,000	2,457,538
Series B, 5.00%, 11/15/38 (Call 05/15/27)	1,360	1,669,170
Series B, 5.50%, 01/01/30 (PR 01/01/22)	22,000	22,393,250
Series B-2, 5.00%, 05/15/50(b)(c)	2,000	2,415,107
Series C, 3.00%, 11/15/45 (Call 11/15/29)	17,745	19,012,999
Series C-1, 5.00%, 11/15/25	4,485	5,350,694
Series C-2, 5.00%, 11/15/42 (Call 11/15/27)	3,715	4,586,923
Utility Debt Securitization Authority RB 5.00%, 12/15/33 (Call 12/15/25)	4,440	5,282,630
5.00%, 12/15/36 (Call 12/15/25)	2,750	3,257,758
5.00%, 12/15/37 (Call 12/15/25)	5,380	6,365,839
5.00%, 12/15/39 (Call 12/15/27)	8,660	10,839,788
5.00%, 12/15/40 (Call 12/15/27)	10,155	12,690,532
5.00%, 12/15/41 (Call 12/15/27)	4,000	4,991,594
Series A, 5.00%, 06/15/28 (Call 06/15/26)	2,050	2,490,525
Series A, 5.00%, 12/15/35 (Call 06/15/26)	2,000	2,405,564
Series B, 5.00%, 06/15/24 (Call 06/15/22)	3,520	3,655,597
Series B, 5.00%, 12/15/33 (Call 06/15/26)	450	542,667
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	6,730	7,459,852
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	3,000	3,322,427
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	17,285	19,071,536

		5,396,364,156

North Carolina — 1.5%
City of Charlotte NC Water & Sewer System Revenue RB 5.00%, 07/01/22	1,475	1,535,405
5.00%, 07/01/31 (Call 07/01/30)	6,875	9,234,911
5.00%, 07/01/40 (Call 07/01/25)	1,000	1,166,583

Security	Par (000)	Value

North Carolina (continued)
City of Raleigh NC Combined Enterprise System Revenue RB
Series A, 4.00%, 03/01/46 (Call 03/01/27)	$6,700	$7,677,716
Series A, 5.00%, 03/01/43 (PR 03/01/23)	10,000	10,726,633
County of Guilford NC GO, 5.00%, 03/01/25	1,850	2,156,646
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	1,225	1,239,924
County of Union NC GO, Series C, 5.00%, 09/01/25	3,000	3,562,060
County of Wake NC, 5.00%, 08/01/23	1,400	1,528,868
County of Wake NC GO 5.00%, 04/01/29	11,435	15,015,725
Series A, 5.00%, 03/01/24	3,490	3,911,492
Series A, 5.00%, 04/01/25	1,215	1,420,731
Series C, 5.00%, 03/01/22	1,005	1,029,656
Series C, 5.00%, 03/01/25	6,695	7,804,728
North Carolina Capital Facilities Finance Agency RB
Series B, 5.00%, 10/01/41 (PR 10/01/25)	1,000	1,190,024
Series B, 5.00%, 07/01/42 (Call 10/01/26)	2,000	2,404,013
North Carolina Eastern Municipal Power Agency RB
Series A, 4.50%, 01/01/24 (PR 01/01/22)	130	131,890
Series B, 6.00%, 01/01/22 (ETM)	6,960	7,095,197
Series D, 5.00%, 01/01/23 (PR 07/01/22)	5,000	5,202,914
North Carolina Municipal Power Agency No. 1 RB,
Series A, 5.00%, 01/01/27 (Call 01/01/26)	2,500	2,957,374
North Carolina Turnpike Authority RB 0.00%, 01/01/44 (Call 01/01/30)(a)	7,340	3,943,028
0.00%, 01/01/49 (Call 01/01/30)(a)	2,500	1,116,756
4.00%, 01/01/41 (Call 01/01/29) (AGM)	2,000	2,314,170
4.00%, 01/01/55 (Call 01/01/30)	2,000	2,277,440
4.00%, 01/01/55 (Call 01/01/30) (AGM)	2,000	2,313,734
5.00%, 01/01/40 (Call 01/01/29)	2,000	2,444,579
5.00%, 01/01/44 (Call 01/01/30)	2,000	2,469,413
5.00%, 01/01/49 (Call 01/01/30)	3,800	4,663,653
5.00%, 01/01/49 (Call 01/01/30) (AGM)	2,000	2,517,405
State of North Carolina GO
Series A, 5.00%, 06/01/22	10,975	11,378,602
Series A, 5.00%, 06/01/23	14,700	15,955,943
Series A, 5.00%, 06/01/27	10,500	13,168,967
Series A, 5.00%, 06/01/27 (Call 06/01/26)	2,000	2,420,975
Series A, 5.00%, 06/01/28 (Call 06/01/26)	5,000	6,046,752
Series B, 5.00%, 06/01/25	13,500	15,881,605
Series B, 5.00%, 06/01/26	8,925	10,862,620
Series B, 5.00%, 06/01/27	1,500	1,881,281
Series B, 5.00%, 06/01/28	8,690	11,189,008
Series B, 5.00%, 06/01/29	1,000	1,319,051
Series C, 4.00%, 05/01/22	1,280	1,313,336
State of North Carolina RB 4.00%, 03/01/34 (Call 03/01/31)	2,000	2,446,688
5.00%, 03/01/22	8,705	8,902,626
5.00%, 03/01/24	6,625	7,423,340
5.00%, 03/01/25	3,500	4,077,475
5.00%, 03/01/27	5,000	6,201,802
5.00%, 03/01/28	7,000	8,899,095
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,298,511
5.00%, 03/01/31 (Call 03/01/29)	2,500	3,216,571
5.00%, 03/01/32 (Call 03/01/31)	1,000	1,340,704
5.00%, 03/01/33 (Call 03/01/29)	3,000	3,835,582
Series A, 4.00%, 05/01/33 (Call 05/01/29)	1,000	1,211,381
Series A, 4.00%, 05/01/34 (Call 05/01/29)	4,960	5,989,852
Series A, 5.00%, 05/01/23	10,000	10,814,171

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
Series A, 5.00%, 05/01/24	$13,390	$15,111,002
Series B, 3.00%, 05/01/32 (Call 05/01/30)	2,000	2,293,727
Series B, 3.00%, 05/01/33 (Call 05/01/30)	1,500	1,714,292
Series B, 5.00%, 11/01/21	2,560	2,580,677
Series B, 5.00%, 05/01/22	2,250	2,323,529
Series B, 5.00%, 05/01/23	5,000	5,407,085
Series B, 5.00%, 11/01/23 (Call 11/01/21)	795	801,314
Series B, 5.00%, 05/01/24	4,520	5,100,951
Series B, 5.00%, 05/01/25	5,000	5,860,395
Series B, 5.00%, 06/01/25	4,310	5,066,816
Series B, 5.00%, 05/01/26	1,505	1,824,478
Series B, 5.00%, 06/01/26	1,000	1,216,047
Series B, 5.00%, 05/01/27	2,000	2,499,935
Series B, 5.00%, 05/01/28 (Call 05/01/27)	6,500	8,070,379
Series B, 5.00%, 05/01/29	1,500	1,970,885
Series B, 5.00%, 05/01/29 (Call 05/01/27)	1,000	1,236,281
Series B, 5.00%, 05/01/31 (Call 05/01/30)	1,500	2,002,674
Series B, 5.00%, 05/01/33 (Call 05/01/30)	3,110	4,111,301
Series B, 5.00%, 05/01/34 (Call 05/01/30)	2,500	3,293,793
Series C, 5.00%, 05/01/27 (Call 05/01/24)	1,500	1,688,080
Town of Cary NC Combined Utility Systems Revenue RB, 5.00%, 12/01/42 (PR 12/01/22)	9,000	9,547,189

		352,849,436
Ohio — 1.4%
American Municipal Power Inc. RB 5.00%, 02/15/25	2,250	2,605,932
5.00%, 02/15/33 (Call 02/15/30)	2,000	2,589,595
5.00%, 02/15/35 (Call 02/15/30)	4,000	5,112,376
Series A, 5.00%, 02/15/46 (Call 02/15/26)	845	996,810
Series A, 5.25%, 02/15/32 (PR 02/15/22)	8,000	8,186,451
Cincinnati City School District GO 5.25%, 12/01/25 (NPFGC)	20	24,079
5.25%, 12/01/30 (NPFGC)	1,000	1,369,856
City of Columbus OH GO
Series 1, 5.00%, 07/01/23	1,885	2,053,257
Series 1, 5.00%, 07/01/25	1,860	2,190,775
Series 1, 5.00%, 07/01/26	1,505	1,832,599
Series 2017-1, 5.00%, 04/01/24	10,240	11,516,466
Series A, 5.00%, 04/01/22	1,250	1,285,728
City of Columbus OH Sewerage Revenue RB 5.00%, 06/01/28 (PR 12/01/24)	2,150	2,480,066
5.00%, 06/01/30 (Call 06/01/26)	1,565	1,886,723
5.00%, 06/01/32 (Call 06/01/26)	2,525	3,034,880
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/48 (Call 06/01/28)	7,480	9,219,714
County of Hamilton OH Sales Tax Revenue RB
Series A, 4.00%, 12/01/32 (Call 12/01/26)	1,000	1,144,962
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,000	1,203,264
Northeast Ohio Regional Sewer District RB 4.00%, 11/15/49 (11/15/24)	3,225	3,610,540
4.00%, 11/15/49 (Call 11/15/24)	5,335	5,800,880
Ohio State University (The) RB
Series A, 4.00%, 06/01/43 (Call 06/01/23)	3,645	3,840,048
Series A, 5.00%, 06/01/38 (Call 06/01/23)	1,100	1,183,703
Series A, 5.00%, 06/01/43 (Call 06/01/23)	2,000	2,152,187
Series E, VRDN,0.01%, 06/01/35 (Put 09/01/21)(b)(c)	15,000	15,000,000
Ohio Turnpike & Infrastructure Commission RB
Series A, 4.00%, 02/15/46 (Call 02/15/28)	6,795	7,743,908
Series A, 5.00%, 02/15/33 (Call 02/15/28)	2,000	2,476,831
Series A, 5.00%, 02/15/46 (Call 02/15/31)	8,540	10,986,748

Security	Par (000)	Value

Ohio (continued)
Series A, 5.00%, 02/15/51 (Call 02/15/31)	$6,000	$7,685,777
Series A-1, 5.00%, 02/15/48 (PR 02/15/23)	6,500	6,953,363
Series A-1, 5.25%, 02/15/33 (Call 02/15/23)	1,000	1,070,876
Series A-2, 0.00%, 02/15/37(a)	6,880	4,990,894
Series A-2, 0.00%, 02/15/40(a)	2,500	1,662,000
Series A-2, 0.00%, 02/15/41(a)	7,095	4,581,919
Series S, 0.00%, 02/15/34 (Call 02/15/31)(a)	2,145	2,705,350
Ohio University RB, Series A, 5.00%, 12/01/44 (Call 06/01/27)	2,000	2,383,370
Ohio Water Development Authority RB 5.00%, 06/01/28 (Call 03/01/28)	2,000	2,555,756
5.00%, 12/01/29 (Call 09/01/29)	9,500	12,543,981
5.00%, 06/01/44 (Call 12/01/29)	5,000	6,417,288
Series A, 5.00%, 12/01/28	1,000	1,300,341
Series A, 5.00%, 06/01/29 (Call 03/01/29)	6,680	8,721,811
Series A, 5.00%, 12/01/35 (Call 06/01/31)	2,000	2,703,851
Series A, 5.00%, 12/01/36 (Call 06/01/31)	1,500	2,023,184
Series A, 5.00%, 12/01/38 (Call 06/01/31)	2,250	3,016,817
Ohio Water Development Authority Water Pollution Control Loan Fund RB 5.00%, 12/01/21	2,500	2,530,520
5.00%, 06/01/22	1,275	1,321,789
5.00%, 06/01/23	2,685	2,913,907
5.00%, 12/01/23	7,615	8,447,285
Series 2015-A, 5.00%, 12/01/25	7,005	8,382,797
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	3,332,335
Series A, 5.00%, 12/01/39 (Call 06/01/30)	3,400	4,448,154
Series A, 5.00%, 12/01/40 (Call 06/01/30)	2,000	2,605,172
Series A, 5.00%, 12/01/50 (Call 06/01/30)	7,960	10,173,937
Series B, 3.00%, 12/01/34 (Call 12/01/29)	1,500	1,707,601
Series B, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,956,121
Series B, 5.00%, 12/01/38 (Call 12/01/29)	1,000	1,301,061
Series B, 5.00%, 12/01/44 (Call 12/01/29)	3,815	4,896,390
South-Western City School District GO, 4.00%, 12/01/42 (PR 06/01/22) (SD CRED PROG)	10,000	10,290,456
State of Ohio GO
Series A, 5.00%, 12/15/22	3,000	3,189,351
Series A, 5.00%, 12/15/23	7,315	8,122,535
Series A, 5.00%, 09/15/24	3,055	3,497,916
Series A, 5.00%, 12/15/24	3,655	4,224,801
Series B, 5.00%, 09/15/23	10,000	10,990,948
Series B, 5.00%, 08/01/24	6,065	6,910,861
Series B, 5.00%, 09/15/25	4,220	5,011,747
Series B, 5.00%, 09/15/26	4,585	5,623,793
Series B, 5.00%, 09/15/27	1,500	1,890,280
Series B, 5.00%, 09/15/29	12,670	16,751,511
Series C, 5.00%, 09/15/21	1,000	1,001,780
Series C, 5.00%, 08/01/27	1,380	1,733,344
Series C, 5.00%, 08/01/28	8,500	10,950,404
State of Ohio RB, Series 1, 5.00%, 12/15/29 (Call 06/15/26)	1,000	1,206,977
Upper Arlington City School District GO, Series A, 5.00%, 12/01/48 (Call 12/01/27)	1,000	1,202,796

		329,461,525
Oklahoma — 0.2%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/23	2,000	2,169,771
Series A, 5.00%, 06/01/27 (Call 12/01/26)	2,610	3,214,950
Series A, 5.00%, 06/01/28 (Call 12/01/26)	1,500	1,843,152
Series A, 5.00%, 06/01/29 (Call 12/01/26)	5,365	6,587,937

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Series A, 5.00%, 06/01/30 (Call 12/01/26)	$1,000	$1,225,120
Series A, 5.00%, 06/01/39 (Call 06/01/24)	2,000	2,234,413
Oklahoma Turnpike Authority RB
Series A, 4.00%, 01/01/47 (Call 01/01/26)	2,000	2,244,812
Series A, 4.00%, 01/01/48 (Call 01/01/27)	3,500	4,012,714
Series A, 5.00%, 01/01/42 (Call 01/01/26)	6,015	7,024,378
Series A, 5.00%, 01/01/43 (Call 01/01/27)	2,355	2,829,817
Series C, 4.00%, 01/01/42 (Call 01/01/27)	2,000	2,300,824
Series C, 5.00%, 01/01/47 (Call 01/01/27)	3,715	4,452,897
Series D, 5.00%, 01/01/25	2,250	2,603,479
University of Oklahoma (The) RB, Series C, 4.00%, 07/01/45 (Call 07/01/25)	2,000	2,191,768

		44,936,032

Oregon — 0.8%
City of Portland OR Sewer System Revenue RB, Series B, 5.00%, 06/15/22	2,000	2,077,206
Clackamas County School District No. 12 North Clackamas GO
Series B, 5.00%, 06/15/33 (Call 06/15/27) (GTD)	1,710	2,108,705
Series B, 5.00%, 06/15/37 (Call 06/15/27) (GTD)	1,480	1,806,572
County of Multnomah OR GO, Series A, 5.00%, 06/15/27	10,000	12,548,848
Hillsboro School District No. 1J GO, 5.00%, 06/15/38 (Call 06/15/27) (GTD)	2,250	2,746,052
Multnomah County School District No. 1 Portland/OR GO 5.00%, 06/15/23 (GTD)	8,000	8,696,982
5.00%, 06/15/24 (GTD)	2,055	2,328,909
5.00%, 06/15/27 (GTD)	2,500	3,130,731
Oregon Health & Science University RB, Series B, 4.00%, 07/01/46 (Call 07/01/26)	2,000	2,250,480
Oregon State Lottery RB
Series C, 5.00%, 04/01/23	2,120	2,283,716
Series C, 5.00%, 04/01/24	4,000	4,493,090
Series C, 5.00%, 04/01/25 (Call 04/01/24)	9,975	11,188,124
Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	3,000	3,486,950
Series D, 5.00%, 04/01/29 (Call 04/01/25) (MO)	2,000	2,320,757
Salem-Keizer School District No. 24J GO 5.00%, 06/15/36 (Call 06/15/28) (GTD)	1,250	1,573,707
5.00%, 06/15/37 (Call 06/15/28) (GTD)	5,000	6,279,789
5.00%, 06/15/38 (Call 06/15/28) (GTD)	1,000	1,253,503
5.00%, 06/15/39 (Call 06/15/28) (GTD)	1,000	1,250,945
State of Oregon Department of Transportation RB
Series A, 4.00%, 11/15/42 (Call 11/15/29)	5,000	5,962,234
Series A, 5.00%, 11/15/23	5,150	5,698,433
Series A, 5.00%, 11/15/24	4,555	5,243,856
Series A, 5.00%, 11/15/27 ( 11/15/24)	2,300	2,652,274
Series A, 5.00%, 11/15/28 (PR 11/15/24)	3,630	4,185,981
Series A, 5.00%, 11/15/29 (PR 11/15/24)	2,000	2,306,325
Series A, 5.00%, 11/15/31 (PR 11/15/24)	7,015	8,089,436
Series A, 5.00%, 11/15/35 (Call 11/15/29)	1,000	1,304,396
Series A, 5.00%, 11/15/36 (Call 11/15/29)	13,665	17,749,626
Series A, 5.00%, 11/15/37 (Call 11/15/29)	2,025	2,624,727
Series A, 5.00%, 11/15/38 (PR 11/15/23)	2,000	2,212,764
Series A, 5.00%, 11/15/39 (Call 11/15/29)	5,605	7,230,836
Series A, 5.00%, 11/15/40 (Call 11/15/30)	5,000	6,561,756
Series A, 5.00%, 11/15/42 (Call 11/15/29)	8,195	10,497,031
State of Oregon GO
Series A, 5.00%, 05/01/42 (Call 05/01/27)	1,150	1,388,731
Series A, 5.00%, 05/01/44 (Call 05/01/29)	5,060	6,377,030
Series F, 5.00%, 05/01/33 (Call 05/01/26)	7,000	8,428,353

Security	Par (000)	Value

Oregon (continued)
Series L, 5.00%, 08/01/42 (Call 08/01/27)	$1,500	$1,824,664
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/48 (Call 09/01/27)	1,000	1,218,089
Washington & Multnomah Counties School District No 48J Beaverton GO
Series D, 5.00%, 06/15/35 (Call 06/15/27) (GTD)	2,500	3,063,230
Series D, 5.00%, 06/15/36 (Call 06/15/27) (GTD)	2,500	3,056,412

		179,501,250

Pennsylvania — 2.9%
Allegheny County Sanitary Authority RB 5.00%, 12/01/21	3,700	3,744,326
5.00%, 06/01/43 (Call 06/01/28)	3,000	3,713,555
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,224,868
City of Philadelphia PA GO
Series A, 5.00%, 08/01/23	500	546,530
Series A, 5.00%, 08/01/26	1,500	1,825,576
City of Philadelphia PA Water & Wastewater Revenue RB
Series A, 5.00%, 10/01/42 (Call 10/01/27)	1,100	1,364,228
Series A, 5.00%, 07/01/45 (Call 07/01/24)	5,755	6,529,040
Series A, 5.00%, 11/01/45 (Call 11/01/30)	5,395	6,905,564
Series A, 5.00%, 10/01/47 (Call 10/01/27)	4,315	5,246,115
Series A, 5.00%, 10/01/48 (Call 10/01/28)	4,000	4,955,869
Series A, 5.00%, 11/01/50 (Call 11/01/30)	1,500	1,900,558
Series A, 5.00%, 10/01/52 (Call 10/01/27)	1,000	1,210,400
Series B, 5.00%, 11/01/44 (Call 11/01/29)	3,000	3,818,330
Series B, 5.00%, 11/01/49 (Call 11/01/29)	4,000	5,053,812
Commonwealth of Pennsylvania GO 5.00%, 07/15/26	2,000	2,435,070
5.00%, 07/15/27	14,870	18,605,918
5.00%, 07/15/28	2,000	2,567,558
5.00%, 07/15/29	6,000	7,882,643
First Series, 2.00%, 05/15/38 (Call 05/15/31)	10,000	9,871,923
First Series, 2.00%, 05/15/39 (Call 05/15/31)	10,000	9,815,339
First Series, 4.00%, 04/01/29 (Call 04/01/23)	15,000	15,907,915
First Series, 4.00%, 01/01/30 (Call 01/01/27)	3,000	3,476,755
First Series, 4.00%, 04/01/32 (Call 04/01/23)	7,500	7,937,755
First Series, 4.00%, 06/15/33 (Call 06/15/24)	1,000	1,093,202
First Series, 4.00%, 03/15/34 (Call 03/15/25)	2,000	2,233,487
First Series, 4.00%, 03/01/36 (Call 03/01/28)	8,085	9,403,724
First Series, 4.00%, 03/01/37 (Call 03/01/28)	3,000	3,481,157
First Series, 5.00%, 04/01/22	2,280	2,345,303
First Series, 5.00%, 07/01/22	9,900	10,305,431
First Series, 5.00%, 08/15/22	2,500	2,617,165
First Series, 5.00%, 11/15/22 (PR 11/15/21)	2,600	2,625,821
First Series, 5.00%, 01/01/23	6,500	6,923,392
First Series, 5.00%, 03/15/23	2,165	2,327,547
First Series, 5.00%, 04/01/23	5,120	5,515,390
First Series, 5.00%, 08/15/23	2,980	3,263,477
First Series, 5.00%, 01/01/24	1,500	1,667,219
First Series, 5.00%, 03/01/24	3,645	4,079,372
First Series, 5.00%, 06/15/24	2,000	2,264,781
First Series, 5.00%, 07/01/24	1,900	2,155,399
First Series, 5.00%, 08/15/24	2,400	2,735,928
First Series, 5.00%, 09/15/24	4,755	5,438,146
First Series, 5.00%, 11/15/24 (PR 11/15/21)	2,000	2,019,862
First Series, 5.00%, 01/01/25	32,555	37,645,915
First Series, 5.00%, 04/01/25 (PR 04/01/23)	5,000	5,383,510
First Series, 5.00%, 08/15/25	7,765	9,181,747
First Series, 5.00%, 09/15/25	1,500	1,778,770

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
First Series, 5.00%, 03/15/26 (Call 03/15/25)	$1,565	$1,827,009
First Series, 5.00%, 09/15/26	3,690	4,515,703
First Series, 5.00%, 01/01/27	3,500	4,314,336
First Series, 5.00%, 06/01/27 (PR 06/01/22)	2,000	2,073,025
First Series, 5.00%, 01/01/28 (Call 01/01/27)	12,000	14,759,628
First Series, 5.00%, 11/15/29 (PR 11/15/21)	2,000	2,019,862
First Series, 5.00%, 03/15/31 (Call 03/15/25)	8,400	9,757,861
First Series, 5.00%, 05/15/31	5,000	6,827,174
First Series, 5.00%, 03/01/32 (Call 03/01/28)	4,000	5,026,399
First Series 2020, 5.00%, 05/01/23	2,500	2,703,105
Second Series, 4.00%, 09/15/30 (Call 09/15/26)	5,000	5,761,307
Second Series, 5.00%, 09/15/21	3,500	3,506,244
Second Series, 5.00%, 01/15/22	2,300	2,341,940
Second Series, 5.00%, 09/15/22	7,450	7,829,548
Second Series, 5.00%, 10/15/23	1,200	1,322,021
Second Series, 5.00%, 01/15/24	1,545	1,720,010
Second Series, 5.00%, 09/15/24	1,500	1,715,503
Second Series, 5.00%, 01/15/25	1,365	1,580,717
Second Series, 5.00%, 09/15/25	1,310	1,553,459
Second Series, 5.00%, 09/15/26	5,725	7,006,070
Second Series, 5.00%, 10/15/26 (Call 10/15/23)	1,000	1,101,909
Second Series, 5.00%, 01/15/27	4,680	5,775,264
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	5,420	6,635,848
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	2,400	2,927,679
Second Series, 5.00%, 10/15/29 (Call 10/15/23)	2,400	2,638,115
Second Series, 5.00%, 10/15/30 (Call 10/15/23)	1,000	1,099,215
Second Series, 5.00%, 10/15/31 (Call 10/15/23)	3,450	3,791,517
Second Series, 5.00%, 10/15/32 (Call 10/15/23)	2,500	2,746,355
Series D, 4.00%, 08/15/28 (Call 08/15/25) (AGM)	10,010	11,467,140
Series D, 4.00%, 08/15/33 (Call 08/15/25)	3,000	3,394,329
County of Allegheny PA GO
Series C-75, 5.00%, 11/01/27 (Call 11/01/26)	2,185	2,687,913
Series C76, 5.00%, 11/01/41 (Call 11/01/26)	1,500	1,797,734
Series C-78, 4.00%, 11/01/49 (Call 11/01/30)	1,160	1,379,914
Delaware River Joint Toll Bridge Commission RB 5.00%, 07/01/42 (Call 07/01/27)	1,565	1,890,290
5.00%, 07/01/47 (Call 07/01/27)	4,250	5,088,503
Delaware River Port Authority RB 5.00%, 01/01/30 (Call 01/01/24)	1,660	1,842,174
5.00%, 01/01/33 (Call 01/01/24)	2,570	2,843,142
5.00%, 01/01/40 (Call 01/01/24)	1,515	1,671,535
Series A, 5.00%, 01/01/39 (Call 01/01/29)	875	1,096,789
Series B, 5.00%, 01/01/23	1,105	1,175,749
Series B, 5.00%, 01/01/26	1,750	2,090,088
Delaware Valley Regional Finance Authority RB,
Series A, 5.50%, 08/01/28 (AMBAC)	3,110	4,045,428
Pennsylvania Economic Development Financing
Authority RB, 5.00%, 03/01/34 (PR 03/01/22)	5,495	5,627,414
Pennsylvania State University (The) RB, Series A, 5.00%, 09/01/47 (Call 09/01/27)	4,650	5,664,210
Pennsylvania Turnpike Commission RB 0.00%, 12/01/37 (Call 12/01/26)(a)	2,000	2,302,551
5.00%, 12/01/23	3,995	4,427,811
5.00%, 12/01/25	1,050	1,255,049
5.00%, 12/01/31 (Call 12/01/27)	1,500	1,868,516
5.00%, 12/01/34 (Call 12/01/24)	3,000	3,435,147
Second Series, 5.00%, 12/01/35 (Call 12/01/27)	4,500	5,535,570
Second Series, 5.00%, 12/01/36 (Call 12/01/27)	1,130	1,388,614
Series A, 4.00%, 12/01/43 (Call 12/01/30)	2,000	2,381,585
Series A, 4.00%, 12/01/44 (Call 12/01/30)	3,000	3,563,946

Security	Par (000)	Value

Pennsylvania (continued)
Series A, 4.00%, 12/01/45 (Call 12/01/30)	$9,470	$11,211,639
Series A, 4.00%, 12/01/46 (Call 12/01/30)	3,300	3,898,799
Series A, 4.00%, 12/01/49 (Call 12/01/29)	2,500	2,906,932
Series A, 4.00%, 12/01/49 (Call 12/01/29) (AGM)	3,500	4,084,264
Series A, 4.00%, 12/01/50 (Call 12/01/30)	13,545	15,880,837
Series A, 5.00%, 12/01/30 (Call 12/01/26)	3,840	4,653,080
Series A, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,926,168
Series A, 5.00%, 12/01/37 (PR 12/01/22)	1,120	1,188,095
Series A, 5.00%, 12/01/39 (Call 12/01/29)	10,000	12,780,586
Series A, 5.00%, 12/01/42 (PR 12/01/21)	4,725	4,781,035
Series A, 5.00%, 12/01/44 (Call 12/01/24)	6,495	7,368,627
Series A, 5.00%, 12/01/44 (Call 12/01/29)	5,780	7,305,097
Series A, 5.00%, 12/01/48 (Call 12/01/28)	1,000	1,241,962
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	1,050	1,231,070
Series A-1, 5.00%, 12/01/38 (Call 12/01/24)	1,500	1,705,092
Series A-1, 5.00%, 12/01/40 (Call 06/01/25)	7,000	8,050,953
Series A-1, 5.00%, 12/01/42 (Call 12/01/27)	2,500	3,046,909
Series A-1, 5.00%, 12/01/43 (PR 12/01/22)	1,045	1,108,535
Series A-1, 5.00%, 12/01/46 (Call 06/01/26)	24,270	28,641,811
Series A-2, 5.00%, 12/01/43 (Call 12/01/28)	4,000	4,974,851
Series A-2, 5.00%, 12/01/48 (Call 12/01/28)	4,000	4,980,296
Series B, 4.00%, 12/01/46 (Call 12/01/31)	1,000	1,176,823
Series B, 4.00%, 12/01/51 (Call 12/01/31)	1,500	1,761,430
Series B, 5.00%, 12/01/40 (Call 12/01/25)	2,000	2,342,307
Series B, 5.00%, 12/01/45 (Call 12/01/25)	4,500	5,224,856
Series B, 5.00%, 12/01/46 (Call 06/01/31)	9,150	11,798,961
Series B, 5.00%, 12/01/50 (Call 12/01/30)	2,000	2,565,984
Series B, 5.00%, 12/01/51 (Call 06/01/31)	6,500	8,324,693
Series B-1, 5.00%, 06/01/42 (Call 06/01/27)	2,000	2,392,819
Series B-2, 5.00%, 06/01/28 (Call 06/01/27)	2,500	3,087,270
Series B-2, 5.00%, 06/01/32 (Call 06/01/27)	2,500	3,047,300
Series C, 5.00%, 12/01/39 (Call 12/01/24)	3,040	3,470,997
Series C, 5.00%, 12/01/43 (Call 12/01/23)	1,445	1,584,801
Series C, 5.00%, 12/01/43 (PR 12/01/23)	4,555	5,049,329
Series C, 5.00%, 12/01/44 (Call 12/01/24)	3,000	3,403,523
Series E, 0.00%, 12/01/37 (Call 12/01/35)(a)	2,500	2,699,643
Series E, 6.00%, 12/01/30 (Call 12/01/27)	710	927,284
Series E, 6.38%, 12/01/38 (Call 12/01/27)	1,265	1,669,359
Philadelphia Gas Works Co. RB, 5.00%, 08/01/47 (Call 08/01/27)	1,500	1,784,084
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/44 (Call 09/01/29) (AGM)	1,000	1,258,085
School District of Philadelphia (The) GOL, Series A, 5.00%, 09/01/44 (Call 09/01/29) (SAW)	6,555	8,213,161
State Public School Building Authority RB 5.50%, 06/01/28 (AGM, SAW)	470	603,112
Series A, 5.00%, 06/01/31 (Call 12/01/26) (AGM, SAW)	2,000	2,432,803
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	4,410	5,091,749
Upper Merion Area School District/PA GOL, Series A, 4.00%, 01/15/51 (Call 01/15/29) (SAW)	7,870	9,118,417
Westmoreland County Municipal Authority RB, 5.00%, 08/15/37 (PR 08/15/23)	1,000	1,093,503

		670,912,287

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	2,010	2,182,467
Series B, 5.00%, 06/15/26	2,500	3,029,294
Series B, 5.00%, 06/15/31 (Call 06/15/26)	2,500	2,995,207

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Health & Educational Building Corp. RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	$3,490	$4,362,724
Rhode Island Health and Educational Building Corp. RB, Series A, 4.00%, 09/01/37 (Call 09/01/27)	4,500	5,168,501

		17,738,193

South Carolina — 0.5%
Charleston Educational Excellence Finance Corp. RB 5.00%, 12/01/25 (Call 12/01/23)	2,800	3,099,029
5.00%, 12/01/26 (Call 12/01/23)	4,750	5,256,141
5.00%, 12/01/30 (PR 12/01/23)	2,000	2,214,658
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/49 (Call 01/01/30)	7,955	10,133,638
City of Columbia SC Waterworks & Sewer System Revenue RB, Series A, 5.00%, 02/01/49 (PR 02/01/29)	2,500	3,264,815
County of Charleston SC GO, 5.00%, 11/01/22	2,385	2,521,358
South Carolina Public Service Authority RB
Series A, 4.00%, 12/01/34 (Call 12/01/31)	2,000	2,445,263
Series A, 4.00%, 12/01/35 (Call 12/01/31)	1,750	2,132,697
Series A, 4.00%, 12/01/40 (Call 12/01/30)	3,000	3,552,892
Series A, 5.00%, 12/01/31 (Call 06/01/26)	2,000	2,385,226
Series A, 5.00%, 12/01/36 (Call 06/01/26)	3,000	3,562,962
Series A, 5.00%, 12/01/37 (Call 06/01/26)	1,365	1,618,331
Series A, 5.00%, 12/01/49 (Call 06/01/24)	2,000	2,225,371
Series A, 5.00%, 12/01/50 (Call 06/01/25)	6,500	7,448,030
Series A, 5.50%, 12/01/54 (Call 06/01/24)	4,000	4,498,074
Series B, 4.00%, 12/01/41 (Call 12/01/31)	1,000	1,195,651
Series B, 4.00%, 12/01/42 (Call 12/01/31)	1,000	1,191,825
Series B, 4.00%, 12/01/47 (Call 12/01/31)	2,000	2,357,201
Series B, 5.00%, 12/01/38 (Call 12/01/23)	3,020	3,315,341
Series B, 5.00%, 12/01/46 (Call 12/01/26)	2,000	2,392,622
Series B, 5.00%, 12/01/51 (Call 12/01/31)	2,195	2,811,595
Series B, 5.00%, 12/01/56 (Call 12/01/26)	5,690	6,757,454
Series C, 4.00%, 12/01/45 (Call 12/01/24)	1,500	1,629,396
Series C, 5.00%, 12/01/28 (Call 12/01/24)	1,090	1,242,612
Series C, 5.00%, 12/01/30 (Call 12/01/24)	1,400	1,588,397
Series C, 5.00%, 12/01/36 (Call 12/01/21)	1,500	1,517,972
Series C, 5.00%, 12/01/46 (Call 12/01/24)	1,500	1,699,183
Series E, 5.00%, 12/01/48 (Call 12/01/23)	6,350	6,969,971
Series E, 5.25%, 12/01/55 (Call 12/01/25)	4,000	4,692,286
South Carolina Transportation Infrastructure Bank RB
Series A, 4.00%, 10/01/33 (Call 10/01/21)	1,000	1,003,099
Series A, 5.00%, 10/01/24	1,000	1,146,276
Series B, 3.38%, 10/01/32 (Call 10/01/22)	1,000	1,030,857
Series B, 3.63%, 10/01/33 (Call 10/01/22)	715	738,623
Series B, 5.00%, 10/01/21	2,000	2,007,777
State of South Carolina GO, Series A, 5.00%, 04/01/24	17,000	19,123,837

		120,770,460

Tennessee — 0.6%
City of Clarksville TN Water Sewer & Gas Revenue RB
Series A, 4.00%, 02/01/51 (Call 02/01/31)	2,000	2,364,154
Series A, 5.00%, 02/01/45 (Call 02/01/31)	1,500	1,945,718
City of Memphis TN GO, Series A, 5.00%, 04/01/26 (Call 04/01/25)	2,000	2,327,406
City of Memphis TN Sanitary Sewerage System Revenue RB, Series B, 5.00%, 10/01/45 (Call 10/01/30)	3,000	3,867,949
County of Shelby TN GO
Series A, 5.00%, 03/01/23	7,060	7,575,700
Series A, 5.00%, 03/01/24	1,000	1,119,970

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A, 5.00%, 05/15/42 (Call 05/15/27)	$2,000	$2,447,598
Series A, 5.00%, 05/15/46 (Call 05/15/31)	1,000	1,305,956
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/34 (Call 07/01/28)	5,180	6,215,562
4.00%, 07/01/36 (Call 07/01/28)	10,000	11,977,470
5.00%, 07/01/22	5,875	6,115,092
5.00%, 07/01/23 (PR 07/01/22)	4,000	4,162,250
5.00%, 01/01/24	3,835	4,264,428
5.00%, 07/01/24 (Call 07/01/23)	2,275	2,475,871
5.00%, 01/01/25	2,060	2,382,885
5.00%, 07/01/27	1,000	1,253,849
5.00%, 07/01/30 (Call 07/01/28)	3,000	3,828,964
5.00%, 07/01/32 (Call 07/01/28)	5,000	6,348,802
Series A, 5.00%, 07/01/22	7,075	7,364,133
Series A, 5.00%, 07/01/23	6,220	6,776,406
Series A, 5.00%, 01/01/29 (PR 01/01/23)	1,135	1,208,456
Series C, 4.00%, 01/01/32 (Call 01/01/31)	8,900	11,232,332
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB 5.00%, 07/01/40 (Call 07/01/23)	1,045	1,133,040
Series B, 5.00%, 07/01/46 (Call 07/01/27)	1,290	1,584,379
Metropolitan Nashville Airport Authority (The) RB
Series A, 5.00%, 07/01/44 (Call 07/01/30)	2,000	2,547,397
Series A, 5.00%, 07/01/49 (Call 07/01/30)	2,000	2,531,236
State of Tennessee GO
Series A, 4.00%, 08/01/24 (PR 08/01/22)	3,000	3,106,566
Series A, 5.00%, 08/01/22	6,525	6,818,953
Series B, 5.00%, 08/01/23	3,250	3,553,761
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/43 (PR 11/01/22) (HERBIP)	11,205	11,833,983
Series A, 5.00%, 11/01/47 (Call 11/01/27) (HERBIP)	5,000	6,086,482
Series B, 5.00%, 11/01/40 (PR 11/01/25) (HERBIP)	4,025	4,794,299

		142,551,047

Texas — 8.5%
Aldine Independent School District GO 4.00%, 02/15/48 (Call 02/15/28) (PSF)	2,000	2,349,697
5.00%, 02/15/45 (Call 02/15/27) (PSF)	4,000	4,818,955
Aledo Independent School District GO, 4.00%, 02/15/45 (Call 02/15/29) (PSF)	1,000	1,169,589
Austin Community College District GOL 4.00%, 08/01/40 (Call 08/01/25)	1,500	1,659,870
4.00%, 08/01/48 (Call 08/01/27)	3,500	3,983,169
Board of Regents of the University of Texas System RB
Series A, 4.00%, 08/15/35 (Call 08/15/31)	9,150	11,431,481
Series A, 4.00%, 08/15/42 (Call 08/15/24)	1,205	1,312,946
Series A, 5.00%, 08/15/22	5,420	5,674,015
Series A, 5.00%, 08/15/23	10,025	10,978,643
Series A, 5.00%, 08/15/28	3,000	3,866,121
Series A, 5.00%, 08/15/30	10,000	13,464,462
Series A, 5.00%, 08/15/34 (Call 08/15/29)	1,900	2,458,787
Series A, 5.00%, 08/15/50	5,950	9,311,359
Series B, 5.00%, 08/15/25	4,875	5,762,349
Series B, 5.00%, 08/15/26	3,175	3,875,662
Series B, 5.00%, 08/15/43 (Call 08/15/22)	1,000	1,043,618
Series B, 5.00%, 08/15/49	5,000	7,797,706
Series B, VRDN,0.01%, 08/01/33 (Put 08/31/21)(b)(c)	6,220	6,220,000
Series B, VRDN,0.01%, 08/01/39 (Put 08/31/21)(b)(c)	20,000	20,000,000

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series C, 5.00%, 08/15/25	$2,610	$3,085,073
Series D, 5.00%, 08/15/22	1,725	1,805,844
Series D, 5.00%, 08/15/24	2,200	2,507,234
Series E, 5.00%, 08/15/23	3,000	3,285,379
Series E, 5.00%, 08/15/26	8,405	10,259,825
Series F, 5.00%, 08/15/47	2,000	3,072,721
Series I, 5.00%, 08/15/23	5,430	5,946,537
Series J, 5.00%, 08/15/25	1,600	1,891,232
Central Texas Regional Mobility Authority RB 5.00%, 01/01/40 (Call 01/01/26)	6,355	7,401,768
5.00%, 01/01/42 (PR 01/01/23)	1,560	1,660,962
5.00%, 01/01/46 (Call 01/01/26)	5,925	6,895,346
Series A, 5.00%, 01/01/40 (Call 07/01/25)	6,060	6,977,350
Series A, 5.00%, 01/01/43 (PR 01/01/23)	2,500	2,661,798
Series A, 5.00%, 01/01/45 (Call 07/01/25)	2,500	2,868,867
Series B, 4.00%, 01/01/51 (Call 01/01/31)	1,000	1,167,550
Series B, 5.00%, 01/01/46 (Call 01/01/31)	1,000	1,275,149
Series E, 5.00%, 01/01/45 (Call 01/01/30)	2,500	3,125,264
Central Texas Turnpike System RB
Series A, 5.00%, 08/15/39 (Call 08/15/30)	5,000	6,419,605
Series A, 5.00%, 08/15/41 (PR 08/15/22)	20,095	21,030,483
Series B, 0.00%, 08/15/37 (Call 08/15/24)(a)	1,000	550,559
Series B, 5.00%, 08/15/37 (Call 08/15/24)	2,500	2,806,573
Series C, 5.00%, 08/15/33 (Call 08/15/24)	2,000	2,248,515
Series C, 5.00%, 08/15/34 (Call 08/15/24)	1,500	1,685,174
Series C, 5.00%, 08/15/37 (Call 08/15/24)	19,020	21,347,580
Series C, 5.00%, 08/15/42 (Call 08/15/24)	10,250	11,494,857
City of Austin TX Electric Utility Revenue RB 5.00%, 11/15/40 (Call 11/15/22)	1,000	1,055,313
Series A, 5.00%, 11/15/45 (Call 11/15/25)	16,000	18,550,403
Series A, 5.00%, 11/15/45 (Call 11/15/30)	3,905	5,052,756
Series B, 5.00%, 11/15/44 (Call 11/15/29)	3,120	3,983,192
Series B, 5.00%, 11/15/49 (Call 11/15/29)	3,000	3,815,064
City of Austin TX Water & Wastewater System Revenue RB 5.00%, 11/15/37 (Call 11/15/22)	1,000	1,055,563
5.00%, 11/15/39 (Call 05/15/24)	2,400	2,689,901
5.00%, 11/15/41 (Call 11/15/21)	1,000	1,009,536
5.00%, 11/15/41 (Call 11/15/26)	1,000	1,210,931
5.00%, 11/15/42 (Call 11/15/22)	8,000	8,439,513
Series C, 5.00%, 11/15/45 (Call 11/15/30)	2,000	2,599,783
Series C, 5.00%, 11/15/50 (Call 11/15/30)	12,000	15,475,400
City of Corpus Christi TX Utility System Revenue RB, Series A, 5.00%, 07/15/45 (Call 07/15/25)	2,000	2,307,898
City of Dallas TX GOL 5.00%, 02/15/23	1,700	1,820,527
5.00%, 02/15/24	1,800	2,010,808
5.00%, 02/15/27 (Call 02/15/24)	1,500	1,670,577
City of Dallas TX Waterworks & Sewer System Revenue RB 5.00%, 10/01/40 (PR 10/01/21)	1,500	1,505,918
5.00%, 10/01/46 (Call 10/01/27)	2,500	3,048,030
Series A, 5.00%, 10/01/24	3,000	3,436,830
Series A, 5.00%, 10/01/26 (Call 10/01/25)	1,400	1,666,486
Series A, 5.00%, 10/01/29 (Call 10/01/26)	1,375	1,684,168
Series A, 5.00%, 10/01/30 (Call 10/01/26)	3,590	4,383,081
Series A, 5.00%, 10/01/31 (Call 10/01/26)	1,610	1,964,768
Series A, 5.00%, 10/01/32 (Call 10/01/26)	5,510	6,717,967
Series A, 5.00%, 10/01/41 (Call 10/01/26)	5,000	6,012,788
Series C, 4.00%, 10/01/49 (Call 10/01/30)	7,500	8,923,840

Security	Par (000)	Value

Texas (continued)
Series C, 5.00%, 10/01/45 (Call 10/01/30)	$2,000	$2,594,334
City of Garland TX Electric Utility System Revenue RB 4.00%, 03/01/49 (Call 03/01/29)	1,000	1,146,737
5.00%, 03/01/44 (Call 03/01/29)	2,000	2,455,565
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/29 (Call 07/01/28)	3,680	4,687,972
Series B, 5.00%, 07/01/30 (Call 07/01/28)	1,250	1,584,007
Series B, 5.00%, 07/01/31 (PR 07/01/22)	1,500	1,560,231
Series B, 5.00%, 07/01/32 (PR 07/01/22)	1,000	1,040,154
Series D, 5.00%, 07/01/37 (Call 07/01/28)	1,500	1,875,154
Series D, 5.00%, 07/01/39 (Call 07/01/28)	1,495	1,861,410
City of Houston TX Combined Utility System Revenue RB
Series A, 5.00%, 11/15/33 (Call 11/15/30)	9,835	13,143,068
Series B, 4.00%, 11/15/37 (Call 11/15/26)	2,000	2,285,185
Series B, 5.00%, 11/15/30 (Call 11/15/26)	5,430	6,665,446
Series B, 5.00%, 11/15/35 (Call 11/15/26)	4,000	4,889,380
Series B, 5.00%, 11/15/42 (Call 11/15/27)	4,000	4,919,927
Series B, 5.00%, 11/15/43 (PR 11/15/23)	1,000	1,106,382
Series B, 5.00%, 11/15/49 (Call 11/15/29)	2,000	2,525,741
Series C, 3.00%, 11/15/47 (Call 11/15/30)	1,000	1,082,109
Series C, 4.00%, 11/15/43 (Call 11/15/30)	1,500	1,810,390
Series C, 4.00%, 11/15/49 (Call 11/15/30)	5,085	6,062,308
Series C, 5.00%, 05/15/22	2,500	2,586,295
Series C, 5.00%, 05/15/26 (Call 05/15/24)	3,000	3,385,768
Series C, 5.00%, 05/15/28 (Call 05/15/24)	2,005	2,255,278
Series C, 5.00%, 11/15/45 (Call 11/15/30)	1,000	1,288,967
Series D, 5.00%, 11/15/33 (PR 11/15/21)	4,000	4,039,724
Series D, 5.00%, 11/15/36 (PR 11/15/21)	2,650	2,676,317
Series D, 5.00%, 11/15/44 (Call 11/15/24)	2,000	2,259,931
City of Houston TX GOL
Series A, 5.00%, 03/01/24	2,000	2,240,474
Series A, 5.00%, 03/01/25	2,350	2,733,263
Series A, 5.00%, 03/01/26 (Call 03/01/24)	1,540	1,718,600
Series A, 5.00%, 03/01/28 (Call 03/01/27)	1,700	2,096,778
City of San Antonio Texas Electric & Gas Systems Revenue RB 4.00%, 02/01/47 (Call 02/01/27)	3,970	4,447,378
5.00%, 02/01/27	3,000	3,710,431
5.00%, 02/01/34 (Call 02/01/30)	2,000	2,602,946
5.00%, 02/01/35 (Call 02/01/30)	2,000	2,596,159
5.00%, 02/01/44 (Call 02/01/24)	2,550	2,798,579
5.00%, 02/01/47 (Call 02/01/27)	7,500	8,921,152
5.00%, 02/01/47 (Call 08/01/27)	2,500	3,015,745
5.00%, 02/01/48 (PR 02/01/23)	10,250	10,945,800
Series REF, 5.00%, 02/01/22	5,400	5,508,700
Series REF, 5.00%, 02/01/23	1,050	1,121,855
Series REF, 5.25%, 02/01/24	2,620	2,939,279
Series REF, 5.25%, 02/01/25	1,445	1,688,367
City of San Antonio TX Electric & Gas Systems Revenue RB 5.00%, 02/01/36 (Call 02/01/30)	4,000	5,173,030
Series 2020, 5.00%, 02/01/49 (Call 02/01/30)	2,000	2,515,097
Series A, 5.00%, 02/01/26	1,750	2,100,839
Series A, 5.00%, 02/01/46 (Call 02/01/31)	1,000	1,280,407
Series A, 5.00%, 02/01/49 (Call 02/01/31)	1,000	1,273,814
Series ETM, 5.00%, 02/01/25 (ETM)	1,265	1,466,783
Series REF, 5.00%, 02/01/31 (Call 02/01/26)	2,000	2,375,839
City of San Antonio TX GOL 5.00%, 08/01/22	1,500	1,567,433
5.00%, 02/01/25	6,560	7,616,464

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Conroe Independent School District GO, Series A, 5.00%, 02/15/29 (PSF)	$22,370	$29,116,354
County of Bexar TX GOL
4.00%, 06/15/41 (Call 06/15/26)	2,035	2,299,663
5.00%, 06/15/38 (PR 06/15/24)	7,670	8,699,249
5.00%, 06/15/43 (Call 06/15/26)	1,250	1,502,824
Series A, 5.00%, 06/15/41 (Call 06/15/26)	3,000	3,600,505
County of Harris TX GO
Series A, 5.00%, 10/01/24 (Call 10/01/22)	1,410	1,484,416
Series A, 5.00%, 10/01/25	5,000	5,938,291
Series A, 5.00%, 10/01/25 (Call 10/01/24)	4,225	4,847,238
Series A, 5.00%, 10/01/27 (Call 10/01/25)	1,705	2,026,484
County of Harris TX GOL, Series A, 5.00%, 10/01/24 (Call 10/01/22)	1,630	1,716,027
County of Harris TX RB
Series A, 5.00%, 08/15/31 (Call 08/15/26)	2,000	2,419,531
Series A, 5.00%, 08/15/41 (Call 08/15/26)	3,505	4,163,043
Series C, 5.00%, 08/15/30 (Call 08/15/22)	3,000	3,137,936
County of Hays TX GOL, 4.00%, 02/15/42
(Call 02/15/27)	2,000	2,248,803
County of Williamson TX GOL, 5.00%, 02/15/23	17,710	18,968,304
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,118,799
4.00%, 02/15/34 (Call 02/15/25) (PSF)	10,000	11,133,378
4.00%, 02/15/38 (Call 02/15/29) (PSF)	2,915	3,469,769
5.00%, 02/15/25 (PSF)	1,660	1,929,440
5.00%, 02/15/26 (PSF)	4,835	5,811,549
5.00%, 02/15/27 (Call 02/15/26) (PSF)	1,450	1,738,602
Series C, 4.00%, 02/15/29 (Call 02/15/24) (PSF)	2,000	2,179,142
Series C, 5.00%, 02/15/25 (Call 02/15/24) (PSF)	3,785	4,235,227
Series C, 5.00%, 02/15/44 (Call 02/15/24) (PSF)	9,425	10,484,512
Dallas Area Rapid Transit RB
5.00%, 12/01/31 (Call 12/01/29)	7,510	9,846,753
5.00%, 12/01/32 (Call 12/01/29)	5,000	6,540,047
5.00%, 12/01/33 (Call 12/01/29)	2,825	3,685,776
5.00%, 12/01/42 (PR 12/01/22)	3,330	3,532,460
5.25%, 12/01/28	250	327,635
5.25%, 12/01/29 (AMBAC)	1,050	1,407,557
Series A, 5.00%, 12/01/25 (Call 12/01/24)	3,015	3,476,773
Series A, 5.00%, 12/01/46 (Call 12/01/25)	6,630	7,777,616
Series A, 5.00%, 12/01/48 (Call 12/01/25)	12,500	14,646,546
Series B, 4.00%, 12/01/35 (Call 12/01/26)	8,000	9,222,744
Dallas Fort Worth International Airport RB
4.00%, 11/01/34 (Call 11/01/30)	9,500	11,718,559
4.00%, 11/01/35 (Call 11/01/30)	2,000	2,461,971
Series A, 4.00%, 11/01/34 (Call 11/01/30)	250	308,383
Series A, 4.00%, 11/01/35 (Call 11/01/30)	5,085	6,259,561
Series A, 5.00%, 11/01/27	1,000	1,261,793
Series A, 5.00%, 11/01/30	1,000	1,345,426
Series A, 5.00%, 11/01/32 (Call 11/01/30)	1,000	1,332,754
Series B, 5.00%, 11/01/38 (Call 11/01/22)	6,860	7,234,779
Series B, 5.00%, 11/01/44 (Call 11/01/22)	1,500	1,580,139
Series C, 5.00%, 11/01/45 (Call 11/01/21)	2,000	2,015,113
Series D, 5.25%, 11/01/30 (Call 11/01/23)	1,000	1,106,387
Series F, 5.13%, 11/01/25 (Call 11/01/23)	2,100	2,321,131
Dallas Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,116,247
5.00%, 08/15/28 (PR 08/15/22) (PSF)	1,000	1,046,553
5.00%, 08/15/29 (PR 08/15/22) (PSF)	500	523,277

Security	Par (000)	Value

Texas (continued)
Denton Independent School District GO
5.00%, 08/15/48 (Call 08/15/27) (PSF)	$3,500	$4,278,091
Series A, 4.00%, 08/15/48 (Call 08/15/28) (PSF)	1,500	1,735,123
Series A, 5.00%, 08/15/40 (PR 08/15/25) (PSF)	2,000	2,365,622
Series A, 5.00%, 08/15/45 (PR 08/15/25) (PSF)	5,000	5,914,055
Fort Bend Grand Parkway Toll Road Authority RB
4.00%, 03/01/46 (Call 03/01/22)	4,400	4,460,134
5.00%, 03/01/37 (Call 03/01/22)	1,000	1,022,754
Fort Worth Independent School District GO
5.00%, 02/15/28 (Call 02/15/25) (PSF)	3,500	4,043,219
5.00%, 02/15/43 (Call 02/15/27) (PSF)	5,000	6,042,368
Frisco Independent School District GO, 4.00%, 08/15/49 (Call 02/15/29) (PSF)	2,285	2,682,586
Grand Parkway Transportation Corp. RB
First Series, 3.00%, 10/01/50 (Call 04/01/30)	2,000	2,125,697
First Series, 4.00%, 10/01/45 (Call 04/01/30)	27,400	31,985,395
First Series, 4.00%, 10/01/49 (Call 04/01/30)	21,955	25,492,177
Series A, 5.00%, 10/01/36 (Call 04/01/28)	3,000	3,752,010
Series A, 5.00%, 10/01/38 (Call 04/01/28)	2,000	2,496,532
Series A, 5.00%, 10/01/43 (Call 04/01/28)	10,995	13,603,126
Series A, 5.00%, 10/01/48 (Call 04/01/28)	13,965	17,175,964
Series A, 5.50%, 04/01/53 (PR 10/01/23)	1,500	1,666,307
Series B, 0.00%, 10/01/45 (Call 10/01/28)(a)	2,000	2,314,874
Series B, 5.00%, 04/01/53 (PR 10/01/23)	6,100	6,712,989
Series B, VRDN,5.00%, 10/01/52(b)(c)	1,000	1,094,381
Harris County Flood Control District RB
5.00%, 10/01/26 (Call 10/01/24)	3,470	3,982,202
Series A, 5.00%, 10/01/23	5,000	5,499,378
Series A, 5.25%, 10/01/21	1,210	1,215,049
Series A, 5.25%, 10/01/21 (ETM)	285	286,170
Harris County Toll Road Authority (The) RB
4.00%, 08/15/50 (Call 08/15/30)	10,000	11,755,170
Series A, 5.00%, 08/15/31 (Call 02/15/28)	2,000	2,516,117
Series A, 5.00%, 08/15/32 (Call 02/15/28)	3,000	3,766,840
Series A, 5.00%, 08/15/43 (Call 02/15/28)	4,125	5,088,132
Harris County-Houston Sports Authority RB
Series A, 0.00%, 11/15/42 (Call 11/15/31) (AGM)(a)	1,250	557,271
Series A, 0.00%, 11/15/50 (Call 11/15/31) (AGM)(a)	2,000	583,586
Series A, 5.00%, 11/15/28 (Call 11/15/24)	1,390	1,554,437
Houston Community College System GOL
4.00%, 02/15/43 (PR 02/15/23)	5,000	5,280,000
5.00%, 02/15/33 (PR 02/15/23)	2,000	2,141,016
Houston Independent School District GOL
4.00%, 02/15/42 (Call 02/15/27) (PSF)	1,300	1,472,618
5.00%, 02/15/23 (PSF)	3,125	3,347,033
5.00%, 02/15/25 (PSF)	2,680	3,119,027
5.00%, 02/15/26 (PSF)	1,175	1,416,362
5.00%, 02/15/28 (Call 02/15/27) (PSF)	1,000	1,234,247
Series A, 5.00%, 02/15/25 (PSF)	2,385	2,775,702
Series A, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	2,250	2,697,831
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	1,000	1,196,593
Series A, 5.00%, 02/15/30 (Call 02/15/26) (PSF)	5,000	5,951,346
Katy Independent School District GO, 4.00%, 02/15/48 (Call 02/15/28) (PSF)	3,650	4,263,481
Lamar Consolidated Independent School District GO,
4.00%, 02/15/50 (Call 02/15/28) (PSF)	3,000	3,445,216
Leander Independent School District GO
Series A, 5.00%, 08/15/38 (Call 08/15/25) (PSF)	1,075	1,251,775
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	1,500	1,742,842
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(a)	22,990	7,802,107

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series D, 0.00%, 08/15/36 (Call 08/15/24) (PSF)(a)	$3,590	$2,000,295
Series D, 0.00%, 08/15/36 (PR 08/15/24) (PSF)(a)	410	230,540
Lewisville Independent School District GO
Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	4,940	5,628,742
Series B, 5.00%, 08/15/25	2,535	2,998,615
Series B, 5.00%, 08/15/28 (Call 08/15/25)	6,090	7,169,595
Lower Colorado River Authority RB
5.00%, 05/15/22	3,000	3,102,903
5.00%, 05/15/25	1,000	1,167,262
5.00%, 05/15/28	1,000	1,265,102
5.00%, 05/15/39 (Call 05/15/30)	2,000	2,571,772
5.00%, 05/15/40 (Call 05/15/25)	5,760	6,631,561
5.00%, 05/15/43 (Call 05/15/28)	1,000	1,219,845
5.00%, 05/15/45 (Call 05/15/25)	3,130	3,582,637
5.00%, 05/15/46 (Call 05/15/30)	2,500	3,149,668
Series A, 5.00%, 05/15/39 (Call 05/15/22)	4,950	5,107,622
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB
Series A, 5.00%, 11/01/36 (PR 11/01/21)	1,000	1,008,027
Series A, 5.00%, 11/01/41 (PR 11/01/21)	12,125	12,222,321
Midland County Fresh Water Supply District No. 1 RB, Series A, 0.00%, 09/15/34 (Call 09/15/27)(a)	1,250	830,368
North East Independent School District/TX GO, 5.25%, 02/01/27 (PSF)	530	662,888
North Texas Municipal Water District Water System Revenue RB, 4.00%, 09/01/46 (Call 09/01/26)	6,000	6,765,804
North Texas Tollway Authority RB
4.25%, 01/01/49 (Call 01/01/28)	1,500	1,727,501
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,198,040
First Series, 0.00%, 01/01/33 (AGC)(a)	3,450	2,867,396
First Series, 0.00%, 01/01/37 (AGC)(a)	3,250	2,421,713
Series A, 4.00%, 01/01/36 (Call 01/01/29)	8,300	9,850,614
Series A, 4.00%, 01/01/37 (Call 01/01/27)	5,305	6,029,102
Series A, 4.00%, 01/01/37 (Call 01/01/29)	7,000	8,286,085
Series A, 4.00%, 01/01/43 (Call 01/01/28)	3,615	4,124,662
Series A, 4.00%, 01/01/44 (Call 01/01/29)	2,000	2,326,913
Series A, 5.00%, 01/01/22	5,600	5,689,832
Series A, 5.00%, 01/01/23	5,425	5,773,847
Series A, 5.00%, 01/01/24 (Call 01/01/23)	500	532,082
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,550	2,835,539
Series A, 5.00%, 01/01/26 (Call 01/01/23)	2,235	2,377,788
Series A, 5.00%, 01/01/26 (Call 01/01/24)	9,010	9,994,322
Series A, 5.00%, 01/01/27 (Call 01/01/24)	11,705	12,972,155
Series A, 5.00%, 01/01/28 (Call 01/01/26)	1,500	1,782,268
Series A, 5.00%, 01/01/30 (Call 01/01/26)	8,375	9,907,579
Series A, 5.00%, 01/01/32 (Call 01/01/25)	12,745	14,605,236
Series A, 5.00%, 01/01/33 (Call 01/01/25)	2,000	2,290,487
Series A, 5.00%, 01/01/34	10,500	14,730,459
Series A, 5.00%, 01/01/34 (Call 01/01/27)	1,000	1,213,191
Series A, 5.00%, 01/01/35	1,000	1,440,341
Series A, 5.00%, 01/01/35 (Call 01/01/27)	1,900	2,303,030
Series A, 5.00%, 01/01/36 (Call 01/01/27)	1,000	1,211,300
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,062,223
Series A, 5.00%, 01/01/38 (Call 01/01/25)	8,455	9,625,867
Series A, 5.00%, 01/01/38 (Call 01/01/29)	21,820	27,375,817
Series A, 5.00%, 01/01/39 (Call 01/01/26)	2,500	2,952,801
Series A, 5.00%, 01/01/39 (Call 01/01/28)	2,500	3,091,919
Series A, 5.00%, 01/01/43 (Call 01/01/28)	18,775	23,104,363
Series A, 5.00%, 01/01/48 (Call 01/01/28)	6,100	7,463,901
Series A, 5.50%, 09/01/36 (PR 09/01/21)	5,930	5,930,000

Security	Par (000)	Value

Texas (continued)
Series A, 5.50%, 09/01/41 (PR 09/01/21)	$10,000	$10,000,000
Series B, 0.00%, 09/01/37 (PR 09/01/31)(a)	1,620	925,089
Series B, 0.00%, 09/01/43 (PR 09/01/31)(a)	2,500	909,882
Series B, 3.00%, 01/01/46 (Call 01/01/31)	2,000	2,121,195
Series B, 4.00%, 01/01/36 (Call 01/01/31)	2,000	2,422,605
Series B, 4.00%, 01/01/40 (Call 01/01/31)	2,000	2,388,686
Series B, 5.00%, 01/01/24 (Call 01/01/23)	500	532,013
Series B, 5.00%, 01/01/26	1,250	1,493,514
Series B, 5.00%, 01/01/26 (Call 01/01/23)	150	159,521
Series B, 5.00%, 01/01/27	2,500	3,077,233
Series B, 5.00%, 01/01/28	3,850	4,854,655
Series B, 5.00%, 01/01/29	1,700	2,191,156
Series B, 5.00%, 01/01/29 (Call 01/01/25)	150	172,377
Series B, 5.00%, 01/01/31 (Call 01/01/24)	2,000	2,210,588
Series B, 5.00%, 01/01/31 (Call 01/01/26)	900	1,054,324
Series B, 5.00%, 01/01/34 (Call 01/01/25)	4,750	5,444,999
Series B, 5.00%, 01/01/40 (Call 01/01/23)	7,500	7,961,482
Series B, 5.00%, 01/01/42 (PR 01/01/22)	6,850	6,959,736
Series B, 5.00%, 01/01/43 (Call 01/01/27)	1,750	2,100,827
Series B, 5.00%, 01/01/48 (Call 01/01/27)	1,750	2,095,561
Series C, 0.00%, 09/01/43 (PR 09/01/31)(a)	500	705,975
Series C, 0.00%, 09/01/45 (PR 09/01/31)(a)	500	763,110
Series D, 0.00%, 01/01/31 (AGC)(a)	965	841,051
Series D, 0.00%, 01/01/34 (AGC)(a)	2,900	2,349,300
Series D, 5.00%, 09/01/24 (PR 09/01/21)	700	700,000
Series D, 5.00%, 09/01/29 (PR 09/01/21)	1,155	1,155,000
Series D, 5.00%, 09/01/30 (PR 09/01/21)	1,175	1,175,000
Series D, 5.00%, 09/01/32 (PR 09/01/21)	6,795	6,795,000
Pasadena Independent School District GO, 4.00%, 02/15/44 (Call 02/15/28) (PSF)	1,250	1,432,775
Permanent University Fund - University of Texas
System RB
Series A, VRDN,0.01%, 07/01/37 (Put 08/31/21)(b)(c)	15,000	15,000,000
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,700	3,062,113
Permanent University Fund-University of Texas
System RB
5.00%, 07/01/41 (Call 07/01/23)	5,030	5,453,773
Series B, 4.00%, 07/01/41 (Call 07/01/26)	2,515	2,835,597
Richardson Independent School District GO
4.00%, 02/15/46 (Call 02/15/30) (PSF)	2,000	2,365,015
5.00%, 02/15/22 (PSF)	1,750	1,788,938
5.00%, 02/15/30 (Call 02/15/28) (PSF)	1,800	2,277,072
5.00%, 02/15/42 (Call 02/15/26) (PSF)	6,930	8,131,925
Round Rock Independent School District GO
Series A, 3.00%, 08/01/33 (Call 08/01/29) (PSF)	1,750	1,994,775
Series A, 5.00%, 08/01/22 (PSF)	2,000	2,088,966
Series A, 5.00%, 08/01/31 (Call 08/01/29) (PSF)	4,000	5,237,464
San Antonio Independent School District/TX GO
5.00%, 02/15/24 (PSF)	2,500	2,794,099
5.00%, 08/15/48 (Call 08/15/25) (PSF)	6,000	6,888,038
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32 (Call 09/15/22)	1,500	1,551,170
4.00%, 09/15/42 (Call 09/15/22)	6,600	6,798,018
San Antonio Water System RB
5.00%, 05/15/27 (Call 05/15/22)	365	377,335
5.00%, 05/15/27 (PR 05/15/22)	635	656,623
Series A, 4.00%, 05/15/51 (Call 05/15/31)	3,790	4,517,875
Series A, 5.00%, 05/15/48 (Call 05/15/28)	6,720	8,200,941
Series A, 5.00%, 05/15/50 (Call 05/15/30)	6,000	7,593,999
Series B, 4.00%, 05/15/40 (Call 05/15/25)	14,785	16,444,198

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series B, VRDN,2.00%, 05/01/44(b)(c)	$1,200	$1,224,471
Series C, 4.00%, 05/15/50 (Call 05/15/30)	1,000	1,176,256
Series C, 5.00%, 05/15/33 (Call 11/15/26)	10,500	12,786,526
Series C, 5.00%, 05/15/34 (Call 11/15/26)	1,220	1,482,888
Series C, 5.00%, 05/15/46 (Call 11/15/26)	1,660	1,990,473
San Jacinto Community College District GOL, Series A, 5.00%, 02/15/44 (Call 02/15/29)	3,660	4,543,901
State of Texas GO
4.00%, 10/01/31 (Call 04/01/24)	12,790	13,944,011
4.00%, 10/01/33 (PR 04/01/24)	1,200	1,318,618
5.00%, 04/01/22	2,360	2,427,594
5.00%, 10/01/22	3,675	3,870,607
5.00%, 10/01/22 (Call 10/01/21)	8,000	8,031,751
5.00%, 04/01/23	3,075	3,312,466
5.00%, 10/01/23	2,975	3,276,726
5.00%, 10/01/24 (Call 04/01/24)	4,155	4,676,391
5.00%, 10/01/25 (Call 04/01/24)	4,240	4,768,537
5.00%, 10/01/26 (PR 04/01/24)	1,015	1,141,459
5.00%, 04/01/27 (PR 04/01/24)	2,000	2,249,181
5.00%, 10/01/27 (Call 04/01/24)	3,250	3,653,331
5.00%, 04/01/28 (PR 04/01/24)	2,000	2,249,181
5.00%, 04/01/32 (Call 04/01/26)	2,300	2,755,247
5.00%, 04/01/35 (PR 04/01/24)	1,660	1,866,820
5.00%, 04/01/36 (PR 04/01/24)	1,000	1,124,590
5.00%, 04/01/43 (Call 04/01/26)	3,000	3,553,485
5.00%, 04/01/46 (Call 04/01/26)	3,780	4,464,330
Series A, 4.00%, 10/01/31 (Call 10/01/24)	2,000	2,217,492
Series A, 4.00%, 10/01/44 (Call 10/01/24)	2,000	2,188,464
Series A, 5.00%, 10/01/22	4,530	4,771,116
Series A, 5.00%, 10/01/23	10,755	11,845,777
Series A, 5.00%, 10/01/24	4,800	5,502,124
Series A, 5.00%, 10/01/26 (Call 10/01/24)	3,155	3,618,602
Series A, 5.00%, 10/01/26 (Call 10/01/25)	7,000	8,329,291
Series A, 5.00%, 04/01/27 (Call 04/01/26)	5,890	7,103,231
Series A, 5.00%, 10/01/27 (Call 10/01/25)	2,435	2,903,966
Series A, 5.00%, 04/01/28 (PR 04/01/22)	2,000	2,056,862
Series A, 5.00%, 10/01/28 (Call 10/01/24)	5,000	5,733,044
Series A, 5.00%, 10/01/28 (Call 10/01/25)	3,960	4,710,223
Series A, 5.00%, 10/01/30 (Call 10/01/27)	2,000	2,505,214
Series A, 5.00%, 10/01/31 (Call 10/01/25)	1,000	1,180,078
Series A, 5.00%, 10/01/33 (Call 10/01/27)	7,800	9,717,534
Series A, 5.00%, 04/01/36 (PR 04/01/22)	1,500	1,542,647
Series A, 5.00%, 10/01/36 (Call 10/01/25)	30,150	35,419,068
Series A, 5.00%, 04/01/42 (PR 04/01/22)	25,000	25,710,775
Series A, 5.00%, 04/01/44 (Call 04/01/26)	2,045	2,419,261
Series A, 5.00%, 10/01/44 (PR 10/01/24)	22,235	25,511,038
Series B, 5.00%, 10/01/31 (Call 10/01/27)	6,755	8,442,816
Series B, 5.00%, 10/01/32 (Call 10/01/27)	5,825	7,271,147
Series D, 4.00%, 05/15/45 (Call 05/15/25)	2,000	2,212,876
Tarrant Regional Water District Water Supply System Revenue RB
5.00%, 03/01/37 (PR 03/01/22)	3,000	3,073,055
5.00%, 03/01/42 (PR 03/01/22)	3,000	3,073,055
Texas A&M University RB, Series C, 5.00%, 05/15/22	6,815	7,051,230
Texas State University System RB
Series A, 5.00%, 03/15/28 (Call 03/15/27)	6,670	8,251,962
Series A, 5.00%, 03/15/31 (Call 03/15/27)	1,900	2,323,020
Texas Transportation Commission RB, 5.00%, 08/01/57 (Call 02/01/29)	1,750	2,043,019

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission State Highway
Fund RB
First Series, 5.00%, 10/01/21	$7,130	$7,158,315
First Series, 5.00%, 10/01/22	2,070	2,179,714
First Series, 5.00%, 10/01/25	2,190	2,602,933
First Series, 5.00%, 10/01/26	2,905	3,566,381
Series A, 5.00%, 10/01/21	9,555	9,592,945
Series A, 5.00%, 04/01/23	12,050	12,980,558
Series A, 5.00%, 04/01/24	7,540	8,475,727
Series A, 5.00%, 10/01/24	6,550	7,512,470
Series A, 5.00%, 04/01/25 (Call 04/01/24)	1,150	1,291,446
Series A, 5.00%, 10/01/25	3,210	3,815,258
Series A, 5.00%, 10/01/26	1,000	1,227,670
Texas Water Development Board RB
3.00%, 10/15/33 (Call 10/15/29)	2,000	2,288,424
3.00%, 10/15/34 (Call 10/15/29)	2,000	2,281,249
3.00%, 10/15/39 (Call 10/15/29)	2,585	2,895,965
4.00%, 10/15/36 (Call 10/15/29)	2,200	2,675,601
4.00%, 10/15/38 (Call 10/15/29)	1,490	1,802,710
4.00%, 10/15/44 (Call 10/15/29)	5,000	5,954,066
4.00%, 10/15/49 (Call 10/15/29)	20,445	24,198,500
4.00%, 04/15/51 (Call 10/15/30)	11,000	13,077,196
4.00%, 10/15/54 (Call 10/15/29)	1,000	1,172,866
5.25%, 10/15/46 (Call 10/15/26)	2,000	2,458,395
Series A, 4.00%, 10/15/32 (Call 10/15/27)	3,450	4,092,254
Series A, 4.00%, 10/15/33 (Call 10/15/27)	2,000	2,368,901
Series A, 4.00%, 10/15/34 (Call 10/15/25)	3,000	3,400,308
Series A, 4.00%, 10/15/34 (Call 10/15/27)	1,000	1,181,636
Series A, 4.00%, 10/15/35 (Call 10/15/27)	2,500	2,951,543
Series A, 4.00%, 10/15/36 (Call 04/15/28)	3,000	3,545,982
Series A, 4.00%, 10/15/38 (Call 04/15/28)	4,260	5,013,487
Series A, 4.00%, 10/15/45 (Call 10/15/25)	4,865	5,455,151
Series A, 4.00%, 10/15/47 (Call 10/15/27)	3,755	4,350,039
Series A, 5.00%, 04/15/24	5,740	6,459,426
Series A, 5.00%, 04/15/29 (Call 10/15/27)	1,000	1,264,076
Series A, 5.00%, 10/15/30 (Call 10/15/25)	1,000	1,186,961
Series A, 5.00%, 10/15/31 (Call 10/15/25)	1,000	1,186,510
Series A, 5.00%, 10/15/31 (Call 10/15/27)	1,000	1,252,659
Series A, 5.00%, 10/15/40 (Call 10/15/25)	890	1,049,995
Series A, 5.00%, 10/15/43 (Call 04/15/28)	8,250	10,301,282
Series A, 5.00%, 10/15/47 (Call 10/15/27)	2,500	3,089,176
Series B, 4.00%, 10/15/34 (Call 10/15/28)	3,000	3,596,737
Series B, 4.00%, 10/15/43 (Call 10/15/28)	7,000	8,241,807
Series B, 5.00%, 04/15/22	3,520	3,627,115
Series B, 5.00%, 10/15/22	2,515	2,653,053
Series B, 5.00%, 04/15/25	3,170	3,705,730
Series B, 5.00%, 04/15/30 (Call 10/15/28)	1,860	2,401,369
Series B, 5.00%, 10/15/32 (Call 10/15/28)	5,815	7,451,132
Series B, 5.00%, 10/15/38 (Call 10/15/28)	3,780	4,807,218
Series B, 5.00%, 04/15/49 (Call 10/15/28)	17,450	22,054,802
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/28 (Call 08/01/27)	2,000	2,517,372
Tyler Independent School District GO, 4.00%, 02/15/47 (Call 02/15/27) (PSF)	1,600	1,798,164
Waco Educational Finance Corp. RB, 4.00%, 03/01/51 (Call 03/01/31)	2,000	2,353,808
Ysleta Independent School District GO, 5.00%, 08/15/47 (Call 08/15/26) (PSF)	2,940	3,515,493

		1,996,416,655

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah — 0.6%
Central Valley Water Reclamation Facility RB, Series C, 4.00%, 03/01/47 (Call 03/01/31)	$2,000	$2,381,057
City of Salt Lake City UT Airport Revenue RB
Series B, 5.00%, 07/01/47 (Call 07/01/27)	3,645	4,418,628
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,000	2,461,856
State of Utah GO
3.00%, 07/01/34 (Call 01/01/29)	2,500	2,802,142
5.00%, 07/01/22	4,100	4,267,202
5.00%, 07/01/23	3,525	3,839,645
5.00%, 07/01/24	3,225	3,664,402
5.00%, 07/01/25 (PR 01/01/25)	2,000	2,315,610
5.00%, 07/01/26	13,175	16,078,154
5.00%, 07/01/29 (Call 01/01/29)	4,000	5,209,654
5.00%, 07/01/30 (Call 01/01/29)	4,600	5,957,540
5.00%, 07/01/31 (Call 01/01/29)	13,500	17,473,293
Series B, 5.00%, 07/01/24	3,960	4,499,545
Series B, 5.00%, 07/01/26	8,500	10,373,003
Series B, 5.00%, 07/01/27	7,500	9,428,378
Series B, 5.00%, 07/01/29 (Call 01/01/29)	1,600	2,085,188
University of Utah (The) RB, Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	18,000	19,667,781
Utah Transit Authority RB
5.00%, 06/15/42 (PR 06/15/22)	7,675	7,969,812
Series A, 5.00%, 06/15/24	5,505	6,235,458
Series A, 5.00%, 06/15/25	3,550	4,174,712
Series A, 5.00%, 06/15/26 (Call 06/15/25)	3,440	4,042,509
Series A, 5.00%, 06/15/38 (PR 06/15/25)	5,500	6,476,979

		145,822,548

Vermont — 0.0%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/40 (Call 10/01/25)	1,000	1,158,895

Virginia — 1.6%
Chesapeake Bay Bridge & Tunnel District RB
5.00%, 11/01/23	10,715	11,794,759
5.00%, 07/01/46 (Call 07/01/26)	21,350	25,428,006
5.00%, 07/01/51 (Call 07/01/26)	1,500	1,784,545
Series 2016, 5.00%, 07/01/41 (Call 07/01/26) (AGM)	3,000	3,556,585
City of Alexandria VA GO, Series A, 3.00%, 07/15/46 (Call 07/15/30)	1,000	1,111,364
City of Richmond VA Public Utility Revenue RB
5.00%, 01/15/30 (Call 01/15/26)	1,000	1,193,443
5.00%, 01/15/32 (Call 01/15/26)	2,020	2,413,657
Series A, 4.00%, 01/15/50 (Call 01/15/30)	2,000	2,365,569
Series A, 5.00%, 01/15/29 (Call 01/15/26)	2,000	2,388,801
Series A, 5.00%, 01/15/43 (PR 01/15/23)	2,000	2,133,219
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23	11,000	11,745,851
Series B, 5.00%, 06/01/22	1,135	1,176,652
Series B, 5.00%, 06/01/22 (ETM)	240	248,670
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	3,000	3,529,246
Series B, 5.00%, 06/01/27 (Call 06/01/25) (SAW)	2,090	2,458,708
County of Arlington VA GO
4.00%, 06/15/34 (Call 06/15/29)	2,085	2,544,327
Series A, 5.00%, 08/01/22 (SAW)	1,110	1,160,006
County of Fairfax VA GO
Series A, 3.00%, 10/01/21	7,000	7,016,467
Series A, 4.00%, 10/01/24	12,165	13,587,198
Series A, 4.00%, 10/01/24 (SAW)	8,000	8,935,272
Series A, 4.00%, 10/01/27 (Call 04/01/26) (SAW)	7,535	8,746,767

Security	Par (000)	Value

Virginia (continued)
Series B, 5.00%, 10/01/22 (SAW)	$3,970	$4,180,418
Series B, 5.00%, 04/01/23 (SAW)	7,320	7,885,285
Series B, 5.00%, 10/01/24 (SAW)	3,550	4,074,011
County of Henrico VA GO, Series A, 5.00%, 08/01/28 (SAW)	1,260	1,628,153
Hampton Roads Transportation Accountability Commission RB
Series A, 4.00%, 07/01/45 (Call 07/01/30)	2,000	2,377,668
Series A, 4.00%, 07/01/60 (Call 07/01/30)	5,000	5,898,570
Series A, 5.00%, 07/01/22	8,000	8,322,814
Series A, 5.00%, 07/01/39 (Call 07/01/30)	5,000	6,487,472
Series A, 5.00%, 07/01/42 (Call 01/01/28)	8,110	9,928,944
Series A, 5.00%, 07/01/48 (Call 01/01/28)	15,180	18,450,584
Series A, 5.00%, 07/01/50 (Call 07/01/30)	2,000	2,538,570
Series A, 5.00%, 07/01/60 (Call 07/01/30)	2,000	2,531,438
University of Virginia RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	6,000	6,507,572
Series A-2, 5.00%, 04/01/45 (Call 04/01/25)	8,000	9,141,239
Series B, 5.00%, 09/01/49 (Call 09/01/29)	3,000	3,853,251
Virginia College Building Authority RB
Series A, 3.00%, 02/01/36 (Call 02/01/29)	5,000	5,551,116
Series A, 4.00%, 02/01/32 (Call 02/01/25)	3,000	3,316,394
Series A, 4.00%, 02/01/37 (Call 02/01/31)	2,120	2,594,472
Series A, 5.00%, 02/01/23	1,000	1,069,024
Series B, 5.00%, 02/01/24	5,285	5,905,414
Series C, 5.00%, 02/01/28	500	635,381
Series C, 5.00%, 02/01/30 (Call 02/01/27)	3,800	4,653,994
Series C, 5.00%, 02/01/30 (Call 02/01/29)	2,775	3,585,632
Series C, 5.00%, 02/01/31 (Call 02/01/27)	2,830	3,456,154
Series D, 3.00%, 02/01/27 (Call 02/01/25) (HERBIP)	2,685	2,900,164
Series E, 5.00%, 02/01/23	1,500	1,603,536
Series E, 5.00%, 02/01/25	2,525	2,931,642
Series E, 5.00%, 02/01/26	4,275	5,134,129
Series E, 5.00%, 02/01/28	1,000	1,270,763
Series E, 5.00%, 02/01/29 (Call 02/01/28)	5,000	6,319,230
Series E, 5.00%, 02/01/30 (Call 02/01/28)	1,815	2,287,362
Series E, 5.00%, 02/01/31 (Call 02/01/28)	1,025	1,285,314
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/37 (Call 05/15/22)	2,500	2,566,172
4.00%, 05/15/42 (Call 05/15/27)	8,920	10,230,096
5.00%, 03/15/24	5,000	5,604,771
5.00%, 09/15/27	1,000	1,260,187
5.00%, 05/15/28 (PR 05/15/22)	1,000	1,034,414
Series A, 4.00%, 05/15/35 (Call 11/15/27)	1,000	1,175,867
Series A, 4.00%, 05/15/36 (Call 11/15/27)	4,985	5,846,887
Series A, 5.00%, 05/15/23	2,750	2,979,057
Series A, 5.00%, 05/15/26	2,365	2,866,909
Series A, 5.00%, 05/15/27	2,400	2,997,058
Series A, 5.00%, 05/15/30 (Call 11/15/27)	11,035	13,874,601
Series A, 5.00%, 05/15/33 (Call 11/15/27)	2,275	2,840,126
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/27	3,000	3,768,140
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,145	1,435,132
Series A-1, 5.00%, 08/01/24	2,650	3,021,251
Series A-2, 4.00%, 08/01/34 (Call 08/01/31)	3,000	3,759,999
Series A-2, 4.00%, 08/01/35 (Call 08/01/31)	1,790	2,234,867
Series B, 5.00%, 08/01/23	7,030	7,685,636
Series B, 5.00%, 08/01/25	1,975	2,335,585
Series C, 4.00%, 08/01/25 (Call 08/01/24)	255	283,030
Series C, 4.00%, 08/01/26 (Call 08/01/24)	3,660	4,060,443

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	$5,500	$5,746,735
5.00%, 08/01/23 (Call 08/01/22)	15	15,673
5.00%, 08/01/23 (PR 08/01/22)	2,585	2,699,207
5.00%, 08/01/26 (Call 08/01/25) (SAW)	1,515	1,794,203
5.00%, 08/01/27 (Call 08/01/25)	5,000	5,919,312

		361,660,180

Washington — 2.7%
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/29 (Call 11/01/25)	3,500	4,149,393
Series S-1, 5.00%, 11/01/31 (Call 11/01/25)	1,250	1,480,790
Series S-1, 5.00%, 11/01/35 (Call 11/01/25)	5,460	6,445,806
Series S-1, 5.00%, 11/01/36 (Call 11/01/25)	4,500	5,298,244
Series S-1, 5.00%, 11/01/45 (Call 11/01/25)	17,300	20,128,548
Series S-1, 5.00%, 11/01/46	3,170	4,865,763
City of Seattle WA GOL, Series A, 5.00%, 06/01/24	6,355	7,196,361
City of Seattle WA Municipal Light & Power Revenue RB
4.00%, 09/01/44 (Call 09/01/24)	4,500	4,882,968
Series A, 4.00%, 07/01/43 (Call 07/01/31)	2,000	2,427,796
Series A, 4.00%, 05/01/45 (Call 05/01/25)	1,765	1,935,682
Series A, 4.00%, 07/01/47 (Call 07/01/31)	14,805	17,819,450
Series A, 4.00%, 07/01/51 (Call 07/01/31)	7,865	9,432,797
Series B, 5.00%, 02/01/25	4,410	5,116,942
Series C, 4.00%, 09/01/47 (Call 09/01/27)	3,135	3,569,843
City of Tacoma WA Electric System Revenue RB
Series A, 4.00%, 01/01/42 (Call 07/01/23)	1,000	1,052,441
Series A, 5.00%, 01/01/38 (Call 07/01/23)	4,400	4,761,406
County of King WA GOL
Series A, 5.00%, 01/01/31	2,000	2,715,450
Series A, VRDN,0.01%, 01/01/46 (Put 08/31/21)(b)(c)	9,200	9,200,000
County of King WA Sewer Revenue RB
5.00%, 07/01/40 (Call 01/01/25)	2,000	2,311,995
5.00%, 01/01/52 (PR 01/01/22)	4,000	4,064,756
Series A, 4.00%, 01/01/47 (Call 01/01/30)	3,385	3,982,215
Series A, 4.00%, 01/01/52 (Call 01/01/30)	2,000	2,345,618
Series A, VRDN,0.63%, 01/01/32 (Put 07/01/23)(b)(c)	2,000	2,004,290
Series B, 5.00%, 07/01/39 (PR 07/01/23)	3,000	3,265,875
Series B, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,539,514
Energy Northwest RB
5.00%, 07/01/23	12,000	13,064,173
5.00%, 07/01/26 (Call 07/01/25)	2,000	2,349,817
5.00%, 07/01/28	2,400	3,080,037
5.00%, 07/01/40 (Call 07/01/31)	23,000	30,270,843
5.00%, 07/01/41 (Call 07/01/31)	3,000	3,936,934
Series A, 4.00%, 07/01/38 (Call 07/01/25)	2,000	2,224,023
Series A, 5.00%, 07/01/22	1,500	1,561,171
Series A, 5.00%, 07/01/23	1,000	1,088,681
Series A, 5.00%, 07/01/25	5,000	5,897,566
Series A, 5.00%, 07/01/26	3,000	3,653,021
Series A, 5.00%, 07/01/26 (Call 07/01/22)	2,205	2,292,274
Series A, 5.00%, 07/01/27	1,000	1,250,591
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,039,494
Series A, 5.00%, 07/01/28 (Call 07/01/27)	4,505	5,627,776
Series A, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,822,391
Series A, 5.00%, 07/01/33 (Call 07/01/25)	2,500	2,935,184
Series A, 5.00%, 07/01/34 (Call 07/01/25)	2,000	2,344,811
Series A, 5.00%, 07/01/35 (Call 07/01/30)	11,585	15,302,168
Series A, 5.00%, 07/01/36 (Call 07/01/30)	1,000	1,316,710
Series A, 5.00%, 07/01/37 (Call 07/01/29)	2,000	2,570,131
Series A, 5.00%, 07/01/38 (Call 07/01/25)	8,045	9,358,608

Security	Par (000)	Value

Washington (continued)
Series A, 5.00%, 07/01/39 (Call 07/01/30)	$500	$653,098
Series C, 5.00%, 07/01/25	4,740	5,591,312
Series C, 5.00%, 07/01/27	1,000	1,250,591
Series C, 5.00%, 07/01/30 (Call 07/01/28)	5,500	7,049,208
Series C, 5.00%, 07/01/31 (Call 07/01/28)	1,050	1,340,161
Series C-1, 5.00%, 07/01/25 (Call 07/01/24)	4,355	4,941,726
Series C-1, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,262,155
Series C-3, 5.00%, 07/01/28 (Call 07/01/24)	1,000	1,129,865
King & Snohomish Counties School District No. 417 Northshore GO
5.00%, 12/01/35 (Call 06/01/28) (GTD)	1,000	1,248,568
5.00%, 12/01/36 (Call 06/01/28) (GTD)	3,000	3,739,378
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/39 (PR 12/01/25) (GTD)	2,000	2,388,915
Port of Seattle WA RB
Series A, 5.00%, 08/01/30 (Call 08/01/22)	1,500	1,564,458
Series A, 5.00%, 08/01/31 (Call 08/01/22)	2,910	3,035,597
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/40 (Call 12/01/25)	1,000	1,174,009
State of Washington GO
5.00%, 07/01/24 (Call 07/01/22)	1,060	1,102,773
Series 2017-A, 5.00%, 08/01/37 (Call 08/01/26)	1,345	1,622,402
Series 2020 A, 5.00%, 08/01/38 (Call 08/01/29)	1,500	1,917,229
Series 2020-A, 5.00%, 08/01/39 (Call 08/01/29)	2,000	2,550,354
Series 2020-A, 5.00%, 08/01/44 (Call 08/01/29)	2,345	2,958,186
Series A, 5.00%, 08/01/33 (Call 08/01/23)	2,800	3,053,212
Series A, 5.00%, 08/01/35 (Call 08/01/23)	1,500	1,635,650
Series A, 5.00%, 08/01/37 (Call 08/01/23)	2,000	2,177,641
Series A, 5.00%, 08/01/37 (Call 08/01/30)	5,000	6,533,603
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,215	1,322,183
Series A, 5.00%, 08/01/39 (Call 08/01/30)	10,000	13,011,106
Series A, 5.00%, 08/01/40 (Call 08/01/30)	3,000	3,891,913
Series A, 5.00%, 08/01/42 (Call 08/01/27)	3,260	4,009,536
Series A, 5.00%, 08/01/44 (Call 08/01/30)	1,475	1,894,937
Series A-1, 5.00%, 08/01/32 (Call 08/01/25)	2,500	2,941,465
Series B, 5.00%, 07/01/22	655	681,768
Series B, 5.00%, 07/01/23	2,050	2,233,381
Series B, 5.00%, 07/01/24	6,260	7,111,008
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,500	1,702,087
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,050	1,190,502
Series B, 5.00%, 07/01/27 (Call 01/01/26)	1,000	1,194,811
Series B, 5.00%, 07/01/28 (Call 01/01/26)	10,500	12,545,520
Series B, 5.00%, 07/01/29 (Call 01/01/26)	1,500	1,791,504
Series B, 5.00%, 07/01/31 (Call 01/01/26)	1,705	2,034,724
Series B, 5.00%, 07/01/33 (Call 01/01/26)	3,000	3,567,371
Series C, 5.00%, 02/01/37 (Call 02/01/31)	7,500	9,913,744
Series C, 5.00%, 02/01/39 (Call 02/01/28)	1,000	1,241,179
Series C, 5.00%, 02/01/40 (Call 02/01/30)	5,000	6,408,055
Series C, 5.00%, 02/01/41 (Call 02/01/28)	2,240	2,770,085
Series C, 5.00%, 02/01/42 (Call 02/01/28)	1,000	1,234,052
Series C, 5.00%, 02/01/42 (Call 02/01/31)	3,000	3,897,866
Series C, 5.00%, 02/01/46 (Call 02/01/31)	2,000	2,576,850
Series D, 5.00%, 02/01/34 (PR 02/01/22)	1,000	1,020,270
Series D, 5.00%, 02/01/38 (Call 02/01/24)	8,170	9,043,134
Series D, 5.00%, 02/01/39 (Call 02/01/24)	900	995,495
Series D, 5.00%, 02/01/41 (Call 02/01/27)	2,530	3,069,360
Series D, 5.00%, 02/01/42 (Call 02/01/27)	1,700	2,058,689
Series R-2012-C, 5.00%, 07/01/24 (Call 07/01/22)	3,950	4,109,389
Series R-2012-C, 5.00%, 07/01/25 (Call 07/01/22)	1,170	1,217,211
Series R-2012-C, 5.00%, 07/01/26 (Call 07/01/22)	15,510	16,135,855

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series R-2012D, 5.00%, 07/01/25 (Call 07/01/22)	$2,000	$2,080,703
Series R-2015, 5.00%, 07/01/23	6,545	7,130,478
Series R-2015, 5.00%, 07/01/24	3,135	3,561,184
Series R-2015-C, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,730,239
Series R-2015-C, 5.00%, 07/01/29 (Call 01/01/25)	6,455	7,436,503
Series R-2015-C, 5.00%, 07/01/30 (Call 01/01/25)	3,140	3,616,318
Series R-2015-C, 5.00%, 07/01/32 (Call 01/01/25)	2,220	2,554,366
Series R-2015-D, 5.00%, 07/01/31 (Call 01/01/25)	2,240	2,577,379
Series R-2015-D, 5.00%, 07/01/32 (Call 01/01/25)	2,000	2,301,231
Series R-2015E, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,730,239
Series R-2015E, 5.00%, 07/01/31 (Call 01/01/25)	3,000	3,451,847
Series R-2015E, 5.00%, 07/01/33 (Call 01/01/25)	4,395	5,053,800
Series R-2017A, 5.00%, 08/01/22	1,235	1,290,520
Series R-2017A, 5.00%, 08/01/33 (Call 08/01/26)	3,915	4,752,018
Series R-2017A, 5.00%, 08/01/34 (Call 08/01/26)	3,000	3,634,904
Series R-2018C, 5.00%, 08/01/24	1,590	1,812,251
Series R-2018-C, 5.00%, 08/01/26	5,205	6,357,406
Series R-2018-C, 5.00%, 08/01/28 (Call 08/01/27)	1,670	2,090,959
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	6,400	7,986,740
Series R-2018D, 5.00%, 08/01/34 (Call 08/01/27)	7,000	8,684,800
Series R-2018D, 5.00%, 08/01/35 (Call 08/01/27)	3,000	3,719,017
Series R-2018-D, 5.00%, 08/01/27	1,025	1,288,805
Series R-2018-D, 5.00%, 08/01/28 (Call 08/01/27)	1,325	1,658,994
Series R-2018-D, 5.00%, 08/01/32 (Call 08/01/27)	3,000	3,730,250
Series R-2018-D, 5.00%, 08/01/33 (Call 08/01/27)	5,410	6,721,253
Series R-2020C, 5.00%, 07/01/25	2,500	2,946,686
Series R-2020D, 5.00%, 07/01/23	12,000	13,073,452
Series R-2020D, 5.00%, 07/01/25	16,450	19,389,194
Series R-2021A, 5.00%, 06/01/40 (Call 06/01/30)	1,955	2,526,009
Series R-2021C, 5.00%, 08/01/22	17,010	17,774,695
Series R-2021C, 5.00%, 08/01/23	10,000	10,934,651
Series R-C, 5.00%, 07/01/23	1,285	1,399,949
Series R-C, 5.00%, 07/01/25 (Call 07/01/23)	800	870,327
State of Washington RB
Series C, 5.00%, 09/01/21	4,500	4,500,000
Series C, 5.00%, 09/01/22	1,120	1,174,820
Series C, 5.00%, 09/01/24 (Call 09/01/23)	2,025	2,216,386
Series F, 5.00%, 09/01/21	2,900	2,900,000
Series F, 5.00%, 09/01/22	1,215	1,274,470
Series F, 5.00%, 09/01/24 (Call 09/01/22)	4,730	4,956,633
University of Washington RB, Series A, 5.00%, 07/01/41 (PR 07/01/22)	1,000	1,040,583
Washington State University RB, 5.00%, 04/01/40 (Call 04/01/25)	2,055	2,344,576

		621,990,123

West Virginia — 0.1%
State of West Virginia GO
Series A, 5.00%, 12/01/43 (Call 06/01/29)	2,750	3,470,822
Series B, 4.00%, 06/01/42 (Call 06/01/28)	1,200	1,405,431
Series B, 4.00%, 12/01/42 (Call 06/01/28)	3,000	3,511,466
Series B, 5.00%, 12/01/41 (Call 06/01/28)	2,000	2,496,926
West Virginia Parkways Authority RB
4.00%, 06/01/51 (Call 06/01/31)	1,755	2,081,408
5.00%, 06/01/43 (Call 06/01/28)	3,500	4,319,754
5.00%, 06/01/47 (Call 06/01/31)	3,500	4,516,015
West Virginia University RB, Series B, 5.00%, 10/01/36 (PR 10/01/21)	1,000	1,003,945

		22,805,767

Security	Par/ Shares (000)	Value

Wisconsin — 0.7%
City of Madison WI GO, Series A, 4.00%, 10/01/21	$10,870	$10,904,413
State of Wisconsin GO
5.00%, 05/01/27 (Call 05/01/25)	1,750	2,044,847
5.00%, 11/01/28 (Call 05/01/27)	6,460	8,021,319
5.00%, 11/01/31 (Call 05/01/27)	6,530	8,038,533
Series 1, 5.00%, 05/01/22	1,890	1,951,764
Series 1, 5.00%, 11/01/23	10,425	11,518,608
Series 1, 5.00%, 05/01/30	2,500	3,349,392
Series 2, 5.00%, 11/01/22	1,890	1,998,058
Series 2, 5.00%, 11/01/22 (PR 11/01/21)	2,170	2,187,418
Series 2, 5.00%, 05/01/24 (PR 05/01/22)	4,190	4,326,218
Series 2, 5.00%, 11/01/24	10,000	11,505,873
Series 2, 5.00%, 05/01/25 (PR 05/01/22)	1,140	1,177,057
Series 2, 5.00%, 11/01/25	1,400	1,668,700
Series 2, 5.00%, 11/01/26	3,000	3,693,947
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	7,735	9,613,348
Series 2, 5.00%, 11/01/29 (Call 05/01/26)	2,000	2,414,256
Series 3, 4.00%, 11/01/34 (Call 05/01/27)	2,020	2,352,901
Series 3, 5.00%, 11/01/22	5,320	5,624,162
Series 3, 5.00%, 11/01/32 (Call 05/01/27)	1,175	1,443,963
Series 3, 5.00%, 11/01/33 (Call 05/01/27)	810	993,598
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	4,270	4,911,544
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	6,350	7,297,529
Series 4, 5.00%, 05/01/27 (Call 11/01/24)	2,500	2,867,061
Series A, 4.00%, 05/01/31 (PR 05/01/22)	2,500	2,564,689
Series B, 5.00%, 05/01/31 (Call 05/01/29)	12,540	16,328,730
Series B, 5.00%, 05/01/38 (Call 05/01/25)	7,550	8,738,248
Series D, 5.00%, 05/01/37 (Call 05/01/24)	5,000	5,582,943
State of Wisconsin RB
Series A, 5.00%, 05/01/22	3,000	3,098,039
Series A, 5.00%, 05/01/29 (Call 05/01/27)	2,000	2,478,831
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	1,000	1,040,867
Series 1, 5.00%, 07/01/27	1,000	1,255,155
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	2,000	2,499,757
Series 2, 5.00%, 07/01/23 (PR 07/01/22)	5,360	5,577,524
Series A, 5.00%, 07/01/36 (Call 07/01/28)	3,025	3,783,891
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/01/41 (Call 11/01/26)	3,075	3,670,158

		166,523,341

Total Municipal Debt Obligations — 98.2% (Cost: $21,960,794,074)		22,983,236,968

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Liquidity Funds: MuniCash, 0.00%(d)(e)	261,581	261,633,402

Total Short-Term Investments — 1.1% (Cost: $261,582,711)		261,633,402

Total Investments in Securities — 99.3% (Cost: $22,222,376,785)		23,244,870,370

Other Assets, Less Liabilities — 0.7%		171,526,973

Net Assets — 100.0%		$23,416,397,343

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® National Muni Bond ETF

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$343,379,379	$—	$(81,780,313	)(a)	$13,214	$21,122	$261,633,402	261,581	$12,118	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$22,983,236,968	$—	$22,983,236,968
Money Market Funds	261,633,402	—	—	261,633,402

	$261,633,402	$22,983,236,968	$—	$23,244,870,370

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) August 31, 2021	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

New York — 98.7%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	$2,000	$2,380,201
Series A, 5.00%, 11/01/21	2,015	2,031,343
Series A, 5.00%, 11/01/22	365	385,824
Series A, 5.00%, 11/01/23	200	221,027
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	1,055,402
Series A, 5.00%, 11/01/25 (Call 11/01/23)	500	552,221
Series A, 5.00%, 11/01/30 (Call 11/01/23)	100	110,352
Series A, 5.00%, 11/01/49 (Call 11/01/29)	1,000	1,277,547
Series B, 5.00%, 11/01/38 (Call 11/01/29)	1,000	1,302,689
Series B, 5.00%, 11/01/40 (Call 11/01/29)	1,000	1,298,738
City of New York NY GO
5.00%, 03/01/32 (Call 03/01/28)	1,400	1,755,225
Series 1, 5.00%, 08/01/23	250	273,265
Series 2015-A, 5.00%, 08/01/22	500	522,430
Series 2015-A, 5.00%, 08/01/23	400	437,224
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	294,467
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,248,779
Series A-1, 5.00%, 08/01/27 (Call 10/01/21)	85	85,336
Series A-1, 5.00%, 10/01/32 (PR 10/01/22)	500	526,396
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	605,008
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	602,586
Series A-1, 5.00%, 08/01/41 (Call 08/01/29)	800	1,009,521
Series A-6, 5.00%, 08/01/26 (Call 02/01/24)	350	389,915
Series B, 5.00%, 08/01/22	845	882,908
Series B-1, 4.00%, 10/01/39 (Call 10/01/29)	1,000	1,185,758
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	690,197
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	303,526
Series C, 5.00%, 08/01/22	475	496,309
Series C, 5.00%, 08/01/23	500	546,530
Series C, 5.00%, 08/01/26	1,000	1,221,404
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,315	1,570,982
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	597,090
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	792,150
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	288,045
Series C-1, 5.00%, 08/01/27	500	626,041
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	633,512
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	1,000	1,167,275
Series D1, 5.00%, 12/01/39 (Call 12/01/28)	1,320	1,660,296
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	280	281,080
Series D-1, 5.00%, 10/01/30 (PR 10/01/21)	220	220,868
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	1,120	1,427,052
Series E, 5.00%, 08/01/23	740	808,865
Series E, 5.00%, 08/01/24	470	535,549
Series E, 5.00%, 08/01/26	500	610,702
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	461,404
Series F, 5.00%, 08/01/31 (Call 02/01/22)	250	254,905
Series F-1, 5.00%, 03/01/32 (PR 03/01/23)	350	375,487
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	583,310
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	5	5,342
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	495	531,046
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	612,109
Series F-3, 5.00%, 12/01/25	500	597,642
Series G-1, 5.00%, 04/01/22	500	514,261
Series G-1, 5.00%, 04/01/26 (PR 04/01/22)	1,000	1,028,491
Series G-1, 5.00%, 04/01/27 (PR 04/01/22)	250	257,123
Series I, 5.00%, 08/01/23 (Call 08/01/22)	1,000	1,044,465
Series I, 5.00%, 08/01/27 (PR 08/01/22)	725	757,442

Security	Par (000)	Value

New York (continued)
Series J, 5.00%, 08/01/23	$1,000	$1,093,060
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,252,031
Series J, 5.00%, 08/01/28 (Call 08/01/24)	1,000	1,133,514
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	594,276
City of New York NY GOL
Series F-1, 4.00%, 03/01/38 (Call 03/01/31)	2,000	2,401,632
Series F-1, 5.00%, 03/01/36 (Call 03/01/31)	1,500	1,972,757
City of Yonkers NY GOL
Series A, 5.00%, 05/01/33 (Call 11/01/29) (BAM)	280	360,380
Series C, 5.00%, 10/01/23 (BAM)	335	368,163
County of Albany NY GOL
4.00%, 04/01/29 (Call 04/01/26)	125	143,417
5.00%, 04/01/22	1,225	1,259,721
County of Monroe NY GOL
4.00%, 06/01/30 (Call 06/01/29)	2,145	2,616,154
5.00%, 06/01/24 (AGM)	565	639,302
Series B, 5.00%, 06/01/26 (AGM)	250	303,092
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	500	508,125
Series B, 5.00%, 04/01/23	200	215,445
Series B, 5.00%, 10/01/24	1,000	1,143,615
Series B, 5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,252,780
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	532,681
Series B, 5.00%, 04/01/49 (Call 04/01/30) (AGM)	1,000	1,255,028
Series C, 5.00%, 10/01/21	500	501,981
Series C, 5.00%, 10/01/27	975	1,220,921
County of Rockland NY GOL, Series A, 5.00%, 03/01/22 (AGM)	1,000	1,024,380
County of Suffolk NY GOL, Series C, 5.00%, 05/01/25 (Call 05/01/24)	2,575	2,861,179
County of Westchester NY GOL
Series A, 5.00%, 01/01/22	1,035	1,051,853
Series A, 5.00%, 01/01/23	900	958,749
Series A, 5.00%, 01/01/24	365	406,053
Series A, 5.00%, 12/01/24	1,000	1,154,215
Series A, 5.00%, 10/15/28	1,000	1,298,743
Series B, 5.00%, 11/15/24	125	144,034
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	915,792
Erie County Fiscal Stability Authority RB
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	548,708
Series D, 5.00%, 09/01/38 (Call 09/01/27)	130	160,016
Series D, 5.00%, 09/01/39 (Call 09/01/27)	350	430,709
Erie County Industrial Development Agency (The) RB
5.00%, 05/01/22 (SAW)	220	227,159
5.00%, 05/01/27 (SAW)	500	623,401
5.00%, 05/01/29 (SAW)	1,000	1,310,451
Series A, 5.00%, 05/01/23 (SAW)	500	540,533
Series A, 5.00%, 05/01/25 (Call 05/01/22) (SAW)	795	820,491
Hudson Yards Infrastructure Corp. RB
5.00%, 02/15/30 (Call 02/15/27)	1,000	1,224,234
Series 2012-A, 5.25%, 02/15/47 (Call 10/01/21)	460	461,782
Series 2012-A, 5.75%, 02/15/47 (Call 10/01/21)	330	331,488
Series A, 4.00%, 02/15/36 (Call 02/15/27)	1,930	2,196,044
Series A, 4.00%, 02/15/44 (Call 02/15/27)	1,200	1,344,777
Series A, 5.00%, 02/15/23	375	400,960
Series A, 5.00%, 02/15/25	200	231,863
Series A, 5.00%, 02/15/26	200	239,807
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	491,617
Series A, 5.00%, 02/15/31 (Call 02/15/27)	100	121,907

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 02/15/33 (Call 02/15/27)	$500	$606,910
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,691,764
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,170	2,610,560
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	600,837
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	239,931
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	238,507
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	773,222
Long Island Power Authority RB
5.00%, 09/01/21	45	45,000
5.00%, 09/01/21 (ETM)	155	155,000
5.00%, 09/01/24	1,310	1,496,424
5.00%, 09/01/33 (Call 09/01/27)	1,400	1,731,624
5.00%, 09/01/33 (Call 09/01/28)	1,465	1,870,309
5.00%, 09/01/38 (Call 09/01/28)	250	316,430
5.00%, 09/01/42 (Call 09/01/27)	1,920	2,343,724
Series A, 3.00%, 09/01/36 (Call 09/01/28)	1,950	2,118,207
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	282,206
Series A, 5.00%, 09/01/37 (Call 09/01/22)	685	716,974
Series A, 5.00%, 09/01/37 (PR 09/01/22)	335	351,323
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,673,428
Series B, 5.00%, 09/01/29 (Call 09/01/22)	250	261,979
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,166,305
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	598,326
Series B, 5.00%, 09/01/45 (Call 09/01/25)	750	870,687
Series B, VRDN,1.65%, 09/01/49 (Call 03/01/24)(a)(b)	600	619,032
Metropolitan Transportation Authority RB
Series A, 0.00%, 11/15/30(c)	850	741,391
Series A, 5.00%, 11/15/24 (Call 11/15/22)	250	264,257
Series A, 5.00%, 11/15/27 (Call 05/15/27)	755	927,633
Series A, 5.00%, 11/15/37 (PR 11/15/21)	455	459,519
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	345,867
Series A, 5.00%, 11/15/46 (PR 11/15/21)	500	504,966
Series A-1, 4.00%, 11/15/43 (Call 05/15/30) (AGM)	1,085	1,277,931
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	1,500	1,742,074
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	350	399,783
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,000	1,137,553
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,509,810
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	377,982
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,178,610
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	233,916
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	606,720
Series B, 4.00%, 11/15/36 (Call 11/15/26)	350	396,267
Series B, 5.00%, 11/15/22	600	634,362
Series B, 5.00%, 11/15/24	500	571,875
Series B, 5.00%, 11/15/25	250	296,042
Series B, 5.00%, 11/15/26	750	912,002
Series B, 5.00%, 11/15/28	1,005	1,274,582
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	438,837
Series B, 5.00%, 11/15/52 (Call 05/15/29)	1,000	1,212,405
Series B, 5.25%, 11/15/26 (AGM)	1,000	1,231,736
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,238,090
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	748,701
Series C, 5.00%, 11/15/22	260	274,887
Series C, 5.00%, 11/15/22 (ETM)	150	158,814
Series C, 5.00%, 11/15/40 (Call 11/15/29)	500	622,467
Series C, 5.00%, 11/15/41 (Call 11/15/22)	275	288,792
Series C, 5.00%, 11/15/41 (PR 11/15/22)	225	238,221
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,275,761
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	2,330,159
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	510	589,454

Security	Par (000)	Value

New York (continued)
Series C-1, 5.00%, 11/15/25	$200	$236,834
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	404,328
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,475,445
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	1,000	1,240,302
Series C-2, 0.00%, 11/15/27(c)	1,000	925,401
Series C-2, 0.00%, 11/15/29(c)	1,000	878,670
Series C-2, 0.00%, 11/15/39(c)	245	160,256
Series D, 4.00%, 11/15/32 (Call 11/15/22)	250	260,019
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,432,837
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,230	1,296,735
Series D, 5.00%, 11/15/28 (Call 11/15/22)	500	525,770
Series D, 5.00%, 11/15/30 (Call 11/15/22)	890	935,650
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	599,290
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	271,028
Series D-1, 5.00%, 11/01/22	250	263,860
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	1,007,427
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	1,000	1,145,394
Series E, 4.00%, 11/15/38 (Call 11/15/22)	105	109,090
Series E, 4.00%, 11/15/45 (Call 11/15/30)	430	494,968
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	90	94,514
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	525	555,849
Series F, 5.00%, 11/15/30 (Call 11/15/22)	250	262,823
Monroe County Industrial Development Corp. RB, 5.00%, 05/01/30 (Call 05/01/27) (SAW)	485	599,320
Monroe County Industrial Development Corp./NY RB
Series A, 4.00%, 07/01/50 (Call 07/01/30)	1,000	1,168,864
Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,776,216
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,074,061
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/32 (Call 05/15/31)	1,000	1,271,086
Series A, 4.00%, 11/15/33 (Call 05/15/31)	1,000	1,264,134
Series A, 4.00%, 11/15/35 (Call 05/15/31)	145	181,665
Series A, 5.00%, 11/15/22	1,670	1,768,128
Series A, 5.00%, 11/15/24	1,000	1,152,619
Series A, 5.00%, 11/15/29	500	666,724
Series A, 5.00%, 11/15/31 (Call 05/15/31)	500	686,746
Series A, 5.00%, 11/15/34 (Call 05/15/31)	500	678,398
Nassau County Sewer & Storm Water Finance Authority RB
Series A, 5.00%, 10/01/23	1,840	2,027,020
Series A, 5.00%, 10/01/24	100	114,794
New York City Industrial Development Agency RB, 4.00%, 03/01/45 (Call 09/01/30)	600	702,729
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 07/15/41 (Call 07/15/29)	1,430	1,696,678
4.00%, 07/15/44 (Call 07/15/25) (SAW)	200	219,950
Series S-1, 5.00%, 07/15/32 (Call 07/15/22) (SAW)	340	354,238
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	685	784,543
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	660,876
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	582,785
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	585,884
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	438,424
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	635,398
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	635,398
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/23	325	359,018
5.00%, 05/01/32 (Call 05/01/26)	500	599,726
5.00%, 11/01/36 (Call 11/01/30)	2,000	2,637,752

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 05/01/37 (Call 11/01/30)	$1,000	$1,313,794
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,189,304
Series A, 5.00%, 11/01/21	500	504,047
Series A, 5.00%, 11/01/27 (Call 11/01/21)	400	403,211
Series A-1, 5.00%, 08/01/24	500	569,890
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	385,926
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	368,595
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,169,786
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,260,633
Series A-1, 5.00%, 11/01/38 (Call 11/01/23)	350	384,389
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	438,026
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,233,154
Series A-3, 4.00%, 05/01/43 (Call 05/01/29)	1,000	1,176,739
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	400	458,936
Series B, 5.00%, 11/01/27 (Call 11/01/22)	500	528,284
Series B, 5.00%, 11/01/30 (Call 11/01/22)	275	290,556
Series B-1, 4.00%, 08/01/39 (Call 08/01/26)	985	1,098,468
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	1,220	1,441,405
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	200	235,371
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	593,909
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	568,008
Series B-1, 5.00%, 11/01/29 (Call 11/01/25)	200	237,199
Series B-1, 5.00%, 08/01/32 (Call 08/01/24)	885	1,004,266
Series B-1, 5.00%, 08/01/33 (Call 08/01/24)	1,150	1,304,259
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,237,811
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,000	1,263,699
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	1,015	1,198,259
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,679,551
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	500	598,842
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,220,844
Series C, 5.00%, 11/01/24	950	1,093,384
Series C, 5.00%, 11/01/25 (Call 05/01/25)	1,250	1,464,599
Series C, 5.00%, 11/01/26	115	141,601
Series C, 5.00%, 11/01/26 (Call 11/01/25)	900	1,072,736
Series C, 5.00%, 11/01/27 (Call 05/01/25)	460	538,053
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	595,050
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,237,198
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,189,812
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	1,500	1,768,393
Series C-1, 5.00%, 05/01/23	500	540,446
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,252,264
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	897,449
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	594,440
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,825,221
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	940	1,082,357
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	242,783
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	591,087
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,602,791
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	250	254,810
Series F-1, 5.00%, 02/01/29 (Call 02/01/23)	1,500	1,600,877
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	1,000	1,231,512
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	1,285	1,370,281
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,223,552
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	670	690,934
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	349,024
New York City Trust for Cultural Resources RB
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,268,675
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	627,430
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	625,725

Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System RB
4.00%, 06/15/50 (Call 06/15/30)	$1,000	$1,163,687
5.00%, 06/15/33 (Call 06/15/22)	1,000	1,038,278
Series AA, 4.00%, 06/15/24	420	464,815
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	1,500	1,705,793
Series AA, 5.00%, 06/15/24	250	283,622
Series AA, 5.00%, 06/15/27	1,000	1,255,534
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	400	416,985
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	500	506,946
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	195	210,343
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	578,765
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	460	488,478
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	759,107
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,125	1,301,588
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	616,122
Series CC, 5.00%, 06/15/23 (Call 12/15/21)	600	608,380
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	935	947,988
Series CC, 5.00%, 06/15/45 (PR 12/15/21)	165	167,312
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	370	398,975
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	330	358,289
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	290,475
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,120,490
Series CC-2, 5.00%, 06/15/25	805	948,995
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	1,000	1,131,493
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	1,205	1,307,261
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	547,667
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	2,585	2,921,045
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	562,765
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,815,253
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	500	581,844
Series DD-1, 5.00%, 06/15/30	500	672,008
Series DD-2, 5.00%, 06/15/24 (Call 12/15/22)	500	531,424
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	275	305,493
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	500	597,475
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	500	589,109
Series EE, 5.00%, 06/15/31	690	946,111
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	500	519,139
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	613,174
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	371,593
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	500	512,753
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,250	1,297,645
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	1,070	1,347,662
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	582,433
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	1,390	1,769,626
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	1,000	1,268,959
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	293,110
Series A, 0.00%, 11/15/48(c)	500	253,134
Series A, 5.00%, 11/15/46 (Call 11/15/26)	500	596,742
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21)	1,270	1,286,192
5.25%, 12/15/43 (Call 12/15/21)	740	750,309
5.75%, 11/15/51 (Call 11/15/21)	90	91,031
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	1,020	1,032,452
New York Power Authority RB
Series A, 4.00%, 11/15/50 (Call 05/15/30)	1,500	1,768,353
Series A, 4.00%, 11/15/55 (Call 05/15/30)	1,000	1,169,405
Series A, 4.00%, 11/15/60 (Call 05/15/30)	800	932,033
Series A, 5.00%, 11/15/22	725	767,600

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 11/15/38 (PR 11/15/21)	$2,910	$2,938,899
New York State Dormitory Authority RB
4.00%, 07/01/46 (Call 07/01/29)	1,000	1,162,747
5.00%, 05/15/22	785	812,040
5.00%, 03/15/29 (Call 09/15/25)	315	370,767
5.00%, 05/15/30 (Call 05/15/22)	1,000	1,034,084
Series 1, 5.50%, 07/01/40 (AMBAC)	400	602,347
Series A, 4.00%, 03/15/35 (Call 09/15/30)	1,950	2,371,804
Series A, 4.00%, 03/15/37 (Call 03/15/31)	2,000	2,419,381
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	573,262
Series A, 4.00%, 07/01/48 (Call 07/01/31)	500	596,309
Series A, 5.00%, 09/15/21	500	500,890
Series A, 5.00%, 03/15/24	1,335	1,498,372
Series A, 5.00%, 12/15/24 (Call 12/15/22)	250	265,679
Series A, 5.00%, 05/15/25 (Call 05/15/22)	500	517,078
Series A, 5.00%, 12/15/25 (Call 12/15/22)	1,000	1,061,775
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	396,297
Series A, 5.00%, 07/01/26	1,125	1,351,894
Series A, 5.00%, 10/01/26	255	313,777
Series A, 5.00%, 10/01/27	500	633,596
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	393,790
Series A, 5.00%, 10/01/28	500	650,766
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	610,675
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	1,134,600
Series A, 5.00%, 02/15/30 (Call 02/15/24)	715	796,868
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	462,824
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	531,022
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,156,679
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	380,204
Series A, 5.00%, 02/15/33 (Call 08/15/26)	1,500	1,821,177
Series A, 5.00%, 03/15/33 (Call 09/15/26)	500	608,544
Series A, 5.00%, 03/15/33 (Call 03/15/28)	300	377,065
Series A, 5.00%, 03/15/33 (Call 09/15/30)	1,000	1,320,600
Series A, 5.00%, 03/15/34 (Call 03/15/29)	1,000	1,280,087
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	576,626
Series A, 5.00%, 03/15/35 (Call 03/15/29)	2,000	2,552,894
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,956,650
Series A, 5.00%, 02/15/36 (Call 02/15/27)	500	607,719
Series A, 5.00%, 02/15/36 (PR 02/15/23)	2,000	2,141,320
Series A, 5.00%, 03/15/36 (Call 03/15/31)	1,000	1,314,287
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,000	1,267,404
Series A, 5.00%, 07/01/37 (PR 07/01/22)	1,760	1,831,577
Series A, 5.00%, 03/15/38 (PR 03/15/23)	500	537,355
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,260,238
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	601,366
Series A, 5.00%, 03/15/40 (Call 03/15/29)	1,000	1,257,860
Series A, 5.00%, 03/15/41 (Call 03/15/27)	350	424,993
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	297,683
Series A, 5.00%, 02/15/43 (PR 02/15/23)	500	535,330
Series A, 5.00%, 07/01/43 (PR 07/01/23)	1,025	1,116,039
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	555,488
Series A, 5.00%, 03/15/44 (Call 03/15/27)	105	127,089
Series A, 5.00%, 07/01/45 (Call 07/01/25)	100	113,986
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	292,350
Series A, 5.00%, 10/01/47	300	466,206
Series A, 5.00%, 07/01/48 (Call 07/01/28)	500	611,820
Series A, 5.00%, 10/01/48	500	783,396
Series A, 5.00%, 07/01/49 (Call 07/01/29)	500	622,495
Series A, 5.00%, 10/01/50	310	492,800
Series A, 5.25%, 03/15/39 (Call 09/15/28)	725	926,727

Security	Par (000)	Value

New York (continued)
Series A-2, 5.00%, 10/01/46	$225	$346,780
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	846,810
Series B, 5.00%, 10/01/22	125	131,653
Series B, 5.00%, 10/01/23	800	881,136
Series B, 5.00%, 10/01/24	190	218,172
Series B, 5.00%, 10/01/25	2,100	2,501,615
Series B, 5.00%, 02/15/26	670	807,141
Series B, 5.00%, 02/15/27	420	521,441
Series B, 5.00%, 10/01/27 (Call 04/01/26)	510	616,598
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,153,344
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	932,916
Series B, 5.00%, 03/15/31 (Call 03/15/22)	1,050	1,077,196
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	575,372
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,239,010
Series B, 5.00%, 03/15/34 (Call 03/15/22)	440	451,324
Series B, 5.00%, 03/15/35 (Call 03/15/22)	500	512,841
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	615,684
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	573,890
Series B, 5.00%, 10/01/38 (Call 04/01/28)	1,000	1,256,216
Series B, 5.00%, 03/15/42 (Call 03/15/22)	1,175	1,204,724
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,224,411
Series B, 5.00%, 07/01/50 (Call 07/01/29)	500	634,646
Series C, 4.00%, 07/01/49 (Call 07/01/29)	500	592,364
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	557,908
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,248,322
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	622,255
Series C, 5.50%, 07/01/23 (NPFGC)	135	144,740
Series D, 4.00%, 02/15/47 (Call 02/15/30)	4,000	4,660,640
Series D, 5.00%, 02/15/23	200	214,132
Series D, 5.00%, 02/15/25	1,400	1,629,004
Series D, 5.00%, 02/15/28	1,000	1,274,546
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	244,246
Series D, 5.00%, 02/15/37 (Call 02/15/22)	2,000	2,043,295
Series D, 5.00%, 02/15/40 (Call 02/15/22)	300	306,453
Series D, 5.00%, 02/15/42 (Call 02/15/22)	250	255,342
Series E, 4.00%, 03/15/27 (Call 09/15/25)	400	457,081
Series E, 5.00%, 02/15/23	500	535,373
Series E, 5.00%, 02/15/24	1,000	1,118,493
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,176,161
Series F, 5.00%, 10/01/26 (Call 10/01/22) (AGM, SAW)	400	420,349
New York State Environmental Facilities Corp. RB 5.00%, 05/15/23	665	720,390
Series A, 4.00%, 06/15/26 (Call 06/15/22)	520	535,656
Series A, 5.00%, 06/15/22	375	389,507
Series A, 5.00%, 06/15/23	460	500,163
Series A, 5.00%, 06/15/23 (Call 06/15/22)	640	664,606
Series A, 5.00%, 06/15/24 (Call 06/15/22)	640	664,654
Series A, 5.00%, 06/15/30 (Call 06/15/23)	315	341,732
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	247,343
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,194,962
Series A, 5.00%, 08/15/44 (Call 08/15/29)	500	640,847
Series A, 5.00%, 06/15/46 (Call 06/15/27)	835	1,023,080
Series A, 5.00%, 02/15/49 (Call 08/15/29)	1,200	1,529,069
Series B, 4.00%, 06/15/49 (Call 06/15/29)	500	585,454
Series B, 5.00%, 06/15/24	250	283,472
Series B, 5.00%, 06/15/28	500	644,407
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,248,735
Series D, 5.00%, 06/15/25 (Call 06/15/22)	2,000	2,076,719
Series DD-3, 5.00%, 06/15/29 (Call 06/15/24)	1,345	1,520,249
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,225,724

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/28 (Call 04/01/22)	$530	$544,611
Series A, 5.00%, 04/01/29 (Call 04/01/22)	1,500	1,540,907
New York State Thruway Authority RB
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	641,694
Series A, 5.00%, 03/15/23 (Call 09/15/21)	250	250,438
Series A, 5.00%, 01/01/31 (Call 01/01/26)	100	118,644
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	583,501
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	696,464
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	3,252,722
Series A-1, 4.00%, 03/15/36 (Call 03/15/31)	1,500	1,811,642
Series A-1, 4.00%, 03/15/59 (Call 03/15/31)	1,000	1,166,197
Series B, 4.00%, 01/01/38 (Call 01/01/30)	1,500	1,784,703
Series B, 4.00%, 01/01/50 (Call 01/01/30)	1,000	1,163,386
Series I, 5.00%, 01/01/37 (PR 01/01/22)	300	304,867
Series I, 5.00%, 01/01/42 (PR 01/01/22)	1,000	1,016,223
Series J, 5.00%, 01/01/25 (Call 01/01/24)	130	144,557
Series J, 5.00%, 01/01/26 (Call 01/01/24)	100	111,049
Series J, 5.00%, 01/01/27 (Call 01/01/24)	1,970	2,184,730
Series K, 5.00%, 01/01/24	215	238,915
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	532,871
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	286,311
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	389,140
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	581,190
Series L, 5.00%, 01/01/24	500	555,616
Series L, 5.00%, 01/01/25	200	231,059
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	999,105
Series N, 3.00%, 01/01/49 (Call 01/01/30)	500	532,583
Series N, 4.00%, 01/01/47 (Call 01/01/30)	1,225	1,433,870
New York State Urban Development Corp. RB
4.00%, 03/15/45 (Call 09/15/30)	500	587,303
4.00%, 03/15/49 (Call 09/15/30)	1,000	1,169,846
5.00%, 03/15/23	750	806,068
5.00%, 03/15/31 (Call 09/15/30)	500	670,253
5.00%, 03/15/38 (Call 09/15/30)	2,000	2,597,076
5.00%, 03/15/47 (Call 09/15/30)	1,000	1,273,630
Series A, 4.00%, 03/15/39 (Call 09/15/30)	1,000	1,193,223
Series A, 4.00%, 03/15/40 (Call 09/15/30)	1,000	1,189,610
Series A, 5.00%, 03/15/22	825	846,666
Series A, 5.00%, 03/15/25	350	408,252
Series A, 5.00%, 03/15/27 (Call 03/15/26)	155	186,118
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	885,414
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	477,724
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	610,653
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	410,738
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	237,973
Series A, 5.00%, 03/15/41 (Call 09/15/30)	2,000	2,577,641
Series A-1, 5.00%, 03/15/22	400	410,558
Series A-1, 5.00%, 03/15/24 (Call 03/15/23)	600	644,564
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	557,953
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	256,287
Series C, 5.00%, 03/15/24 (Call 03/15/23)	700	751,992
Series C, 5.00%, 03/15/31 (Call 03/15/23)	655	702,491
Series C-1, 5.00%, 03/15/27	285	353,803
Series C-3, 5.00%, 03/15/39 (Call 09/15/27)	500	616,021
Series D, 5.00%, 03/15/24 (Call 03/15/23)	1,000	1,074,274
Series E, 5.00%, 03/15/25 (Call 03/15/23)	100	107,427
Series E, 5.00%, 03/15/28 (Call 03/15/23)	1,325	1,421,708

Security	Par (000)	Value

New York (continued)
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	$500	$588,493
5.00%, 12/01/39 (Call 12/01/29)	1,000	1,295,188
5.00%, 12/01/40 (Call 12/01/29)	500	646,271
5.00%, 12/01/43 (Call 12/01/29)	500	641,726
Onondaga County Water Authority RB, Series A, 3.00%, 09/15/44 (Call 09/15/29)	1,000	1,070,402
Port Authority of New York & New Jersey RB
4.00%, 12/15/40 (Call 06/15/24)	400	433,406
4.00%, 06/15/44 (Call 06/15/24)	250	269,654
4.00%, 09/01/45 (Call 09/01/29)	1,000	1,166,508
5.00%, 07/15/24	125	142,101
5.00%, 07/15/29	520	683,625
5.00%, 09/01/32 (Call 09/01/29)	1,000	1,302,785
5.00%, 11/01/32 (Call 11/01/29)	1,000	1,308,115
5.00%, 07/15/33 (Call 07/15/30)	500	659,692
5.00%, 09/01/33 (Call 09/01/29)	1,000	1,297,790
5.00%, 09/01/34 (Call 09/01/24)	250	284,287
Series 111, 4.00%, 09/01/43 (Call 09/01/28)	750	878,155
Series 173, 4.00%, 12/01/31 (Call 06/01/22)	250	257,087
Series 173, 4.00%, 06/01/32 (Call 06/01/22)	170	174,791
Series 179, 5.00%, 12/01/21	795	804,584
Series 184, 5.00%, 09/01/36 (Call 09/01/24)	400	453,832
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,182,460
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	1,000	1,179,769
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	586,092
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,186,256
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	606,699
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	601,725
Series 205, 5.00%, 11/15/25	1,000	1,193,482
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	500	625,799
Series 224, 4.00%, 07/15/51 (Call 07/15/31)	1,500	1,773,288
Series 5, 5.38%, 03/01/28	460	541,850
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/22	475	500,978
Series A, 5.00%, 10/15/23	300	330,777
Series A, 5.00%, 10/15/24	1,890	2,172,609
Series A, 5.00%, 10/15/26 (Call 10/15/24)	1,120	1,287,472
Series A, 5.00%, 10/15/28 (Call 10/15/24)	3,250	3,735,968
Series A, 5.00%, 10/15/29 (Call 10/15/24)	1,570	1,804,760
Series A, 5.00%, 10/15/30 (Call 10/15/24)	1,440	1,655,321
Series A, 5.00%, 10/15/31 (Call 10/15/24)	1,385	1,592,097
State of New York GO
Series A, 4.00%, 03/01/38 (PR 03/01/23)	200	211,573
Series A, 5.00%, 02/15/22	500	511,171
Series A, 5.00%, 02/15/23	100	107,090
Series A, 5.00%, 03/01/23	1,000	1,073,202
Series A, 5.00%, 03/01/24	810	908,474
Series A, 5.00%, 02/15/25	1,000	1,164,945
Series A, 5.00%, 03/01/26 (Call 03/01/23)	300	321,846
Series A, 5.00%, 03/15/27	500	624,570
Series A, 5.00%, 03/01/28 (Call 03/01/23)	370	396,943
Series A, 5.00%, 03/15/31	500	685,196
Series C, 5.00%, 04/15/22	1,250	1,288,198
Series E, 4.25%, 12/15/41 (PR 12/15/21)	3,000	3,035,603
Serise A, 5.00%, 03/15/22	305	313,067
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,127,585
Series A, 4.00%, 06/01/39 (Call 06/01/25)	500	559,031
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	4,073,583

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 06/01/25 (Call 06/01/24)	$15	$17,013
Series B, 3.00%, 06/01/44 (Call 06/01/30)	610	662,526
Syracuse Industrial Development Agency RB
Series A, 4.00%, 05/01/33 (Call 05/01/27) (SAW)	500	581,058
Series A, 5.00%, 05/01/31 (Call 05/01/27) (SAW)	500	614,200
Series A, 5.00%, 05/01/32 (Call 05/01/27) (SAW)	130	159,291
Town of Brookhaven NY GOL
4.00%, 07/15/26	3,285	3,858,996
4.00%, 03/15/28 (Call 03/15/24)	250	272,863
5.00%, 03/15/22	100	102,645
5.00%, 05/01/27 (Call 05/01/25)	600	705,653
Series C, 5.00%, 01/15/23	2,000	2,134,900
Town of Hempstead NY GOL
5.00%, 06/15/28	1,000	1,282,692
Series A, 5.00%, 06/15/22	1,950	2,024,801
Town of Oyster Bay NY GOL, Series A, 2.00%, 03/01/33 (Call 03/01/28) (AGM)	2,000	2,008,893
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/34 (Call 05/15/27)	225	276,437
5.00%, 11/15/43 (Call 05/15/29)	665	836,704
Series A, 0.00%, 11/15/30(c)	445	383,210
Series A, 0.00%, 11/15/32(c)	200	163,380
Series A, 4.00%, 11/15/54 (Call 11/15/30)	2,095	2,460,856
Series A, 5.00%, 11/15/22	150	158,747
Series A, 5.00%, 01/01/23 (PR 01/01/22)	75	76,216
Series A, 5.00%, 11/15/23	245	271,033
Series A, 5.00%, 11/15/24	1,355	1,560,388
Series A, 5.00%, 11/15/24 (Call 05/15/23)	290	313,169
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	538,964
Series A, 5.00%, 01/01/28 (PR 01/01/22)	350	355,678
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	289,216
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	616,732
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,610,734
Series A, 5.00%, 11/15/51 (Call 05/15/31)	625	804,852
Series A, 5.00%, 11/15/56 (Call 05/15/31)	500	643,882
Series A, 5.25%, 01/01/28 (PR 01/01/22)	425	432,246
Series A-1, 4.00%, 05/15/46 (Call 05/15/31)	925	1,095,888
Series A-2, 2.00%, 05/15/45Put(a)(b)	1,215	1,295,123
Series B, 0.00%, 11/15/32(c)	700	581,438
Series B, 4.00%, 11/15/21	200	201,593
Series B, 5.00%, 11/15/21	620	626,195
Series B, 5.00%, 11/15/22	500	529,470
Series B, 5.00%, 11/15/24	250	287,894
Series B, 5.00%, 11/15/24 (Call 11/15/22)	650	687,578
Series B, 5.00%, 11/15/25 (Call 11/15/22)	710	750,869
Series B, 5.00%, 11/15/27 (Call 11/15/22)	415	438,784
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,232,451
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	399,363
Series B, 5.00%, 11/15/37 (Call 05/15/27)	1,685	2,070,475
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	306,833

Security	Par/ Shares (000)	Value

New York (continued)
Series B, 5.50%, 01/01/30 (PR 01/01/22)	$810	$824,479
Series C-1, 5.00%, 11/15/25	1,000	1,193,020
Series C-1, 5.00%, 11/15/26	1,000	1,230,988
United Nations Development Corp. RB, Series A, 5.00%, 07/01/26	125	152,813
Utility Debt Securitization Authority RB
5.00%, 12/15/24 (Call 12/15/22)	700	743,994
5.00%, 12/15/32 (Call 12/15/25)	1,000	1,190,719
5.00%, 12/15/33 (Call 12/15/25)	400	475,913
5.00%, 12/15/35 (Call 12/15/25)	600	711,904
5.00%, 12/15/36 (Call 12/15/25)	150	177,696
5.00%, 12/15/37 (Call 12/15/25)	750	887,431
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,502,049
5.00%, 12/15/40 (Call 12/15/27)	1,500	1,874,525
5.00%, 12/15/41 (Call 12/15/27)	255	318,214
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	451,043
Series B, 5.00%, 12/15/24 (Call 12/15/22)	650	690,851
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,387,080
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	831,336
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,107,476
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	995	1,097,841
Western Nassau County Water Authority RB, Series A, 4.00%, 04/01/51 (Call 04/01/31)	1,255	1,492,044

		532,217,993

Total Municipal Debt Obligations — 98.7% (Cost: $507,032,325)		532,217,993

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(d)(e)	1,307	1,307,342

Total Short-Term Investments — 0.2% (Cost: $1,307,342)		1,307,342

Total Investments in Securities — 98.9% (Cost: $508,339,667)		533,525,335

Other Assets, Less Liabilities — 1.1%		5,740,263

Net Assets — 100.0%		$539,265,598

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® New York Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$1,967,023	$—	$(659,681	)(a)	$—	$—	$1,307,342	1,307	$87	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$532,217,993	$—	$532,217,993
Money Market Funds	1,307,342	—	—	1,307,342

	$1,307,342	$532,217,993	$—	$533,525,335

See notes to financial statements.

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.6%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23 (PR 09/01/22)	$2,605	$2,731,657
5.00%, 09/01/24 (PR 09/01/22)	25	26,216
5.00%, 09/01/26 (PR 09/01/22)	90	94,376
Series B, 5.00%, 09/01/23	160	175,426
Series B, 5.00%, 09/01/24	450	514,184
Series B, 5.00%, 09/01/25	465	551,099
Alabama Public School and College Authority RB
Series A, 5.00%, 11/01/22	60	63,430
Series A, 5.00%, 11/01/23	1,750	1,933,579
Series A, 5.00%, 11/01/24	1,050	1,208,477
Series A, 5.00%, 11/01/25	5,430	6,479,634
Series B, 5.00%, 01/01/22	8,330	8,465,638
Series B, 5.00%, 01/01/23	1,605	1,709,099
Series B, 5.00%, 01/01/24	9,640	10,726,637
Series B, 5.00%, 01/01/25 (Call 07/01/24)	1,035	1,174,224
Series B, 5.00%, 01/01/26 (Call 07/01/24)	1,110	1,259,207

		37,112,883

Alaska — 0.1%
Municipality of Anchorage AK GO, Series D, 4.00%, 09/01/22	3,825	3,973,709

Arizona — 1.8%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	540	613,245
5.00%, 07/01/25 (Call 07/01/24)	80	90,754
Series A, 5.00%, 07/01/22	350	364,213
Series A, 5.00%, 07/01/23 (Call 07/01/22)	250	260,088
Series A, 5.00%, 07/01/24 (PR 07/01/22)	45	46,826
Series A, 5.00%, 07/01/25 (PR 07/01/22)	8,015	8,340,272
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/21	2,810	2,810,000
Arizona Transportation Board RB
5.00%, 07/01/22	9,255	9,630,838
5.00%, 07/01/23	125	136,109
5.00%, 07/01/24	3,635	4,128,047
Series A, 5.00%, 07/01/22	645	671,193
Series A, 5.00%, 07/01/23	1,280	1,393,759
Series A, 5.00%, 07/01/24	4,130	4,690,189
Series A, 5.00%, 07/01/25	105	123,673
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/23	1,210	1,331,917
Series A, 5.00%, 10/01/24	350	401,313
City of Chandler AZ GOL, 5.00%, 07/01/24	4,020	4,567,720
City of Phoenix AZ GO
4.00%, 07/01/22	475	490,469
4.00%, 07/01/23	9,160	9,804,931
4.00%, 07/01/24	560	619,822
City of Phoenix Civic Improvement Corp. RB
Series B, 5.00%, 07/01/22	900	936,703
Series B, 5.00%, 07/01/23	280	304,993
Series B, 5.00%, 07/01/24	2,125	2,413,232
County of Maricopa AZ COP, 5.00%, 07/01/22	765	796,329
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/22	650	676,563
Maricopa County Community College District GO, 5.00%, 07/01/23	2,555	2,775,665

Security	Par (000)	Value

Arizona (continued)
Maricopa County Unified School District No. 80 Chandler GO, Series B, 5.00%, 07/01/23	$1,000	$1,089,261
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/22	1,110	1,128,037
5.00%, 01/01/23	2,330	2,481,446
5.00%, 01/01/24	12,890	14,339,778
5.00%, 01/01/26	355	425,341
Series A, 5.00%, 01/01/22	9,255	9,405,386
Series A, 5.00%, 01/01/23	2,545	2,710,421
Series A, 5.00%, 12/01/23 (Call 12/01/21)	5,565	5,631,675
Series A, 5.00%, 01/01/25	3,140	3,632,165
Series A, 5.00%, 12/01/25 (Call 12/01/21)	150	151,797
Series A, 5.00%, 01/01/26	2,510	3,007,342
Series E, 5.00%, 01/01/24	115	127,934
State of Arizona COP
Series A, 5.00%, 10/01/21	2,330	2,339,192
Series A, 5.00%, 10/01/22	225	236,853

		105,125,491

Arkansas — 0.3%
State of Arkansas GO
4.25%, 06/01/23	300	321,486
5.00%, 06/15/22	7,075	7,346,393
5.00%, 06/15/23	7,685	8,350,195

		16,018,074

California — 13.2%
Alameda County Transportation Commission RB, 4.00%, 03/01/22	445	453,705
Bay Area Toll Authority RB
VRDN,2.00%, 04/01/53 (Put 04/01/24)(a)(b)	3,000	3,101,388
Series C, VRDN,2.10%, 04/01/45 (Put 04/01/22)(a)(b)	1,500	1,502,356
Series F-1, 5.00%, 04/01/22	450	462,889
Series F-1, 5.00%, 04/01/23 (PR 04/01/22)	2,295	2,360,523
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	9,590	10,795,441
Series S-4, 5.00%, 04/01/30 (PR 04/01/23)	1,050	1,131,060
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	9,815	10,572,717
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	4,710	5,092,201
California Educational Facilities Authority RB
Series C, 5.25%, 10/01/24	8,120	9,389,568
Series T-5, 5.00%, 03/15/23	1,970	2,118,224
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	8,415	8,448,417
5.00%, 10/01/22	3,305	3,480,542
5.00%, 10/01/23	1,490	1,640,788
5.00%, 10/01/24	1,525	1,751,121
California State Public Works Board RB
Series A, 5.00%, 04/01/22	480	493,561
Series A, 5.00%, 04/01/24 (Call 04/01/23)	515	529,550
Series A, 5.00%, 09/01/24	265	302,712
Series A, 5.00%, 04/01/25 (Call 04/01/23)	195	200,509
Series A, 5.00%, 09/01/25 (Call 09/01/24)	650	741,241
Series A, 5.25%, 06/01/22 (ETM) (NPFGC)	50	51,927
Series B, 5.00%, 10/01/21	1,000	1,003,955
Series B, 5.00%, 10/01/22	760	800,196
Series B, 5.00%, 10/01/24	1,045	1,197,510
Series B, 5.00%, 10/01/25	215	255,443
Series B, 5.00%, 05/01/26	1,000	1,211,246
Series E, 5.00%, 09/01/21	2,565	2,565,000
Series F, 5.00%, 05/01/22	1,360	1,404,258

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series F, 5.00%, 05/01/24	$1,995	$2,248,563
Series F, 5.00%, 05/01/25	320	374,681
Series F, 5.00%, 05/01/26 (Call 05/01/25)	200	233,856
California State University RB
Series A, 4.00%, 11/01/31 (PR 11/01/22)	120	125,442
Series A, 5.00%, 11/01/21	2,520	2,540,397
Series A, 5.00%, 11/01/22	865	914,560
Series A, 5.00%, 11/01/23	615	679,657
Series A, 5.00%, 11/01/24	2,025	2,330,634
Series A, 5.00%, 11/01/25	4,990	5,959,157
Series A, 5.00%, 11/01/42 (PR 11/01/21)	50	50,397
Series B-3, VRDN,4.00%, 11/01/51 (Put 11/01/23)(a)(b)	9,400	9,983,067
Chabot-Las Positas Community College District GO
5.00%, 08/01/25 (PR 08/01/23)	895	977,564
Series B, 5.00%, 08/01/22	6,940	7,251,992
Series B, 5.00%, 08/01/23	7,285	7,968,844
Series B, 5.00%, 08/01/24	3,250	3,710,422
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	5,190	5,925,166
City of Los Angeles CA RB, 4.00%, 06/23/22	25,000	25,797,215
City of Los Angeles CA Wastewater System Revenue RB
Series B, 5.00%, 06/01/23	670	726,503
Series B, 5.00%, 06/01/24 (Call 06/01/22)	380	393,945
Series B, 5.00%, 06/01/25	100	117,642
Series C, 5.00%, 06/01/25 (Call 06/01/22)	425	440,302
City of Los Angeles Department of Airports RB, Series B, 5.00%, 05/15/24	2,145	2,422,069
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/22	2,345	2,479,356
5.00%, 11/01/23	500	552,221
5.00%, 11/01/25	4,575	5,463,556
Series REF, 5.00%, 11/01/25 (Call 05/01/25)	1,500	1,756,918
Contra Costa Community College District GO, Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	2,500	2,733,154
County of Riverside CA RB, 2.00%, 06/30/22	2,500	2,540,119
East Bay Municipal Utility District Water System Revenue RB
Series B, 5.00%, 06/01/22	235	243,606
Series B, 5.00%, 06/01/24	725	821,200
Series B, 5.00%, 06/01/25	235	276,554
Eastern Municipal Water District RB, Series A, 5.00%, 07/01/23	1,625	1,770,049
Long Beach Community College District GO, Series B, 5.00%, 08/01/39 (PR 08/01/22)	15	15,673
Los Angeles Community College District/CA GO
Series A, 4.00%, 08/01/32 (PR 08/01/24)	275	305,772
Series A, 4.00%, 08/01/33 (PR 08/01/24)	330	366,926
Series A, 5.00%, 08/01/22	2,125	2,220,330
Series A, 5.00%, 08/01/23	685	748,885
Series A, 5.00%, 08/01/24	865	986,998
Series A, 5.00%, 08/01/25 (PR 08/01/24)	160	182,554
Series A, 5.00%, 08/01/31 (PR 08/01/24)	1,425	1,625,870
Series C, 5.00%, 08/01/22	555	579,898
Series C, 5.00%, 08/01/23	1,400	1,530,568
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/22	7,045	7,304,078
Series A, 5.00%, 06/01/23	8,085	8,775,769
Series A, 5.00%, 07/01/23	955	1,040,429

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 06/01/24	$4,670	$5,294,445
Series A, 5.00%, 06/01/25	580	683,511
Series A, 5.00%, 06/01/26	1,000	1,219,738
Series B, 5.00%, 07/01/22	5,010	5,214,743
Series B, 5.00%, 07/01/23	3,000	3,268,363
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/22	215	223,786
Series A, 5.00%, 07/01/23 (Call 01/01/23)	870	926,583
Series A, 5.00%, 07/01/24 (Call 01/01/23)	250	266,145
Series A, 5.00%, 07/01/25 (Call 07/01/22)	325	338,114
Series A, 5.00%, 07/01/25 (Call 01/01/23)	480	510,732
Series B, 5.00%, 01/01/22 (Call 12/01/21)	3,135	3,173,178
Series B, 5.00%, 01/01/23 (Call 12/01/22)	2,235	2,371,760
Series B, 5.00%, 07/01/23	3,070	3,343,438
Series B, 5.00%, 01/01/24 (Call 12/01/23)	705	782,222
Series B, 5.00%, 07/01/24	1,800	2,045,797
Series B, 5.00%, 07/01/25 (Call 06/01/25)	355	418,064
Series C, 5.00%, 07/01/25 (Call 07/01/24)	40	45,462
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/25	8,875	10,475,631
Los Angeles Department of Water & Power Water System Revenue RB, Series C, 5.00%, 07/01/25 (Call 07/01/22)	1,605	1,670,315
Los Angeles Unified School District/CA GO
5.00%, 07/01/23	345	375,928
Series A, 5.00%, 07/01/22	5,655	5,886,587
Series A, 5.00%, 07/01/23	17,440	19,003,456
Series A, 5.00%, 07/01/24	31,655	35,967,952
Series A, 5.00%, 07/01/25	4,065	4,796,427
Series A-1, 5.00%, 07/01/23	45	49,034
Series B, 5.00%, 07/01/23	415	452,204
Series B, 5.00%, 07/01/24	4,400	4,999,494
Series B-1, 5.00%, 07/01/22	155	161,348
Series B-1, 5.00%, 07/01/23	550	599,306
Series C, 5.00%, 07/01/22	810	843,172
Series C, 5.00%, 07/01/24	1,190	1,352,136
Series C, 5.00%, 07/01/25	5,000	5,899,664
Series C, 5.00%, 07/01/25 (Call 07/01/24)	520	590,374
Series C, 5.00%, 07/01/26	2,750	3,351,548
Series D, 5.00%, 07/01/26 (Call 07/01/24)	105	119,050
Serise A, 5.00%, 07/01/22	350	364,333
Los Rios Community College District GO, Series E, 3.00%, 08/01/25	2,000	2,212,113
Metropolitan Water District of Southern California RB
Series A, 2.25%, 07/01/24	585	618,447
Series A, 5.00%, 07/01/22	140	145,745
Series A, 5.00%, 07/01/24	2,900	3,296,006
Series A, 5.00%, 07/01/25	145	171,212
Series B, 4.00%, 08/01/23 (Call 07/01/23)	640	685,760
Series B, 5.00%, 08/01/22 (Call 07/01/22)	1,150	1,197,183
Series E, 5.00%, 07/01/22	300	312,312
Series E, 5.00%, 07/01/23	60	65,390
Orange County Water District COP, Series A, 2.00%, 08/15/23 (Call 02/15/23)	1,275	1,309,756
Riverside County Transportation Commission RB
Series A, 5.00%, 06/01/22	2,550	2,643,579
Series A, 5.25%, 06/01/39 (PR 06/01/23)	3,655	3,982,158
Sacramento Municipal Utility District RB
Series A, VRDN,5.00%, 08/15/49 (Put 04/20/23)(a)(b)	2,820	3,035,279
Series F, 5.00%, 08/15/23	255	279,099

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	$1,680	$1,856,939
5.00%, 11/15/25 (Call 11/15/24)	175	201,283
San Diego Community College District GO
5.00%, 08/01/28 (PR 08/01/22)	515	538,094
Series 2006, 5.00%, 08/01/43 (PR 08/01/23)	10,480	11,457,382
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/23	465	503,815
5.00%, 05/15/24	155	175,291
5.00%, 05/15/25	220	258,574
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(c)	1,035	1,033,996
Series D-2, 5.00%, 07/01/22	15,635	16,275,294
Series M-2, 5.00%, 07/01/22	5,000	5,204,763
San Diego Unified School District/CA RB, Series A, 4.00%, 06/30/22	3,500	3,614,278
San Francisco City & County Airport Commission San Francisco International Airport RB
Series D, 5.00%, 05/01/24	1,160	1,307,435
Series D, 5.00%, 05/01/25	240	281,011
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series C, VRDN,2.13%, 10/01/48 (Put 04/01/23)(a)(b)	6,000	6,176,525
San Mateo Foster City Public Financing Authority RB, Series B, 5.00%, 08/01/25	11,735	13,892,625
Santa Monica-Malibu Unified School District GO, Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,610	1,760,151
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,980	3,142,997
Southern California Public Power Authority RB
Series A, 5.00%, 07/01/22	575	598,449
Series A, 5.00%, 04/01/24 (Call 01/01/24)	8,290	9,226,524
Serise C, 5.00%, 07/01/24	150	170,437
State of California Department of Water Resources Power Supply Revenue RB, Series O, 5.00%, 05/01/22	6,160	6,361,106
State of California Department of Water Resources RB
Series AM, 5.00%, 12/01/25 (PR 06/01/23)	75	81,386
Series AS, 5.00%, 12/01/22	25	26,531
Series AS, 5.00%, 12/01/23	1,060	1,176,615
Series AS, 5.00%, 12/01/24	560	647,545
Series AX, 5.00%, 12/01/21	4,570	4,625,790
Series AX, 5.00%, 12/01/22	570	604,900
Series BA, 5.00%, 12/01/25	1,555	1,864,493
Series BB, 5.00%, 12/01/22	6,750	7,163,285
Series BB, 5.00%, 12/01/24	5,085	5,879,944
Series BB, 5.00%, 12/01/25	90	107,913
State of California GO
2.00%, 11/01/22	2,500	2,555,409
3.00%, 03/01/22	525	532,608
3.00%, 03/01/25	7,000	7,670,421
3.00%, 03/01/26	490	547,619
4.00%, 10/01/21	515	516,630
4.00%, 04/01/22	430	439,769
4.00%, 09/01/22	1,035	1,075,345
4.00%, 12/01/22	5,105	5,353,286
4.00%, 05/01/23	2,720	2,895,305
4.00%, 10/01/23	250	270,107
4.00%, 10/01/24	1,490	1,663,706
4.00%, 11/01/24	220	246,271
4.00%, 04/01/25	3,890	4,408,605

Security	Par (000)	Value

California (continued)
5.00%, 09/01/21	$9,130	$9,130,000
5.00%, 10/01/21	5,990	6,013,787
5.00%, 11/01/21	2,975	2,999,030
5.00%, 02/01/22	8,285	8,453,530
5.00%, 03/01/22	1,135	1,162,730
5.00%, 04/01/22	3,355	3,450,693
5.00%, 05/01/22	2,520	2,602,180
5.00%, 08/01/22	7,325	7,653,606
5.00%, 09/01/22	3,055	3,204,531
5.00%, 10/01/22	3,530	3,717,096
5.00%, 11/01/22	4,895	5,174,271
5.00%, 12/01/22	885	939,071
5.00%, 02/01/23	485	518,477
5.00%, 02/01/23 (Call 02/01/22)	1,520	1,550,729
5.00%, 03/01/23	680	729,244
5.00%, 04/01/23	6,375	6,866,250
5.00%, 08/01/23	10,055	10,990,720
5.00%, 09/01/23	6,100	6,693,271
5.00%, 09/01/23 (Call 09/01/22)	2,495	2,616,750
5.00%, 10/01/23	3,080	3,391,695
5.00%, 11/01/23	3,445	3,807,182
5.00%, 12/01/23	5,000	5,545,280
5.00%, 02/01/24 (Call 02/01/22)	205	209,161
5.00%, 02/01/24 (Call 02/01/23)	280	299,410
5.00%, 03/01/24	4,815	5,395,228
5.00%, 04/01/24	22,830	25,669,554
5.00%, 08/01/24	2,670	3,043,214
5.00%, 09/01/24	525	600,391
5.00%, 09/01/24 (Call 09/01/22)	2,525	2,648,329
5.00%, 10/01/24	2,605	2,988,652
5.00%, 11/01/24	4,450	5,121,639
5.00%, 11/01/24 (Call 11/01/23)	1,475	1,629,731
5.00%, 12/01/24 (Call 12/01/23)	5,980	6,630,724
5.00%, 02/01/25 (Call 02/01/22)	15	15,303
5.00%, 02/01/25 (Call 02/01/23)	615	657,450
5.00%, 03/01/25	4,970	5,791,907
5.00%, 04/01/25	21,255	24,845,722
5.00%, 05/01/25 (Call 05/01/24)	180	202,775
5.00%, 08/01/25	1,850	2,188,557
5.00%, 09/01/25	130	154,242
5.00%, 09/01/25 (Call 09/01/22)	2,205	2,312,471
5.00%, 09/01/25 (Call 09/01/23)	365	400,113
5.00%, 10/01/25	15,645	18,615,965
5.00%, 10/01/25 (Call 10/01/24)	200	229,055
5.00%, 11/01/25	8,965	10,697,958
5.00%, 11/01/25 (Call 11/01/23)	1,060	1,169,978
5.00%, 12/01/25	1,660	1,986,501
5.00%, 12/01/25 (Call 12/01/23)	430	476,277
5.00%, 03/01/26 (Call 03/01/25)	8,015	9,328,266
5.00%, 08/01/26	5,210	6,372,042
5.25%, 09/01/22	1,545	1,624,471
5.25%, 10/01/22	1,545	1,631,059
5.25%, 02/01/23	1,855	1,989,590
5.25%, 09/01/23 (Call 09/01/21)	515	515,884
5.25%, 09/01/24 (Call 09/01/21)	835	836,433
5.50%, 02/01/25	1,025	1,208,248
Series A, 5.00%, 10/01/21	535	537,125
Series A, 5.00%, 09/01/22	345	361,887
Series A, 5.00%, 10/01/22	125	131,625
Series A, 5.00%, 10/01/23	240	264,288

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 10/01/24	$660	$757,202
Series B, 5.00%, 09/01/21	30	30,000
Series B, 5.00%, 08/01/22	5,920	6,185,577
Series B, 5.00%, 09/01/22	3,630	3,807,675
Series B, 5.00%, 08/01/23	2,210	2,415,663
Series B, 5.00%, 09/01/23	2,910	3,193,020
Series B, 5.00%, 08/01/24	3,510	4,000,628
Series B, 5.00%, 09/01/24	5,220	5,969,606
Series B, 5.00%, 08/01/25	685	810,357
Series B, 5.00%, 09/01/25	450	533,914
Series B, 5.00%, 11/01/25	8,105	9,671,718
Series C, 5.00%, 09/01/26 (Call 09/01/25)	225	266,562
University of California RB
Series AF, 5.00%, 05/15/22	550	569,025
Series AF, 5.00%, 05/15/23	175	189,576
Series AK, VRDN,5.00%, 05/15/48(a)(b)	13,520	14,641,277
Series AO, 5.00%, 05/15/22	125	129,324
Series AO, 5.00%, 05/15/23	1,195	1,294,536
Series AO, 5.00%, 05/15/24	375	423,983
Series AO, 5.00%, 05/15/25	1,330	1,562,657
Series AY, 5.00%, 05/15/24	690	780,129
Series I, 5.00%, 05/15/23	705	763,722
Series I, 5.00%, 05/15/24	30	33,901
Series I, 5.00%, 05/15/26 (Call 05/15/25)	300	351,993

		784,352,530

Colorado — 0.7%
Board of Governors of Colorado State University System RB, Series E, 5.00%, 03/01/38 (PR 03/01/23) (HERBIP)	2,055	2,204,323
Board of Water Commissioners City & County of Denver (The) RB, Series B, 5.00%, 09/15/21	1,280	1,282,283
City & County of Denver Co. Airport System Revenue RB
Series A, 5.00%, 11/15/23	1,640	1,813,494
Series A, 5.00%, 11/15/24	5,080	5,848,252
Series B, 5.00%, 11/15/25 (Call 11/15/22)	1,265	1,338,766
Series D, VRDN,5.00%, 11/15/31(a)(b)	2,000	2,113,373
City & County of Denver Co. GO, Series C, 5.00%, 08/01/22	1,160	1,212,039
Colorado State Education Loan Program RB, Series A, 4.00%, 06/29/22	8,000	8,260,334
Denver City & County School District No. 1 GO
5.00%, 12/01/22 (SAW)	3,885	4,123,374
Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	1,015	1,076,711
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	605	641,783
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(c)	1,600	1,595,566
Jefferson County School District R-1 GO, 5.00%, 12/15/22 (SAW)	5,315	5,649,753
University of Colorado RB
Series B, 5.00%, 06/01/41 (PR 06/01/22)	420	435,335
Series C, VRDN,2.00%, 06/01/54(a)(b)	2,500	2,624,967

		40,220,353

Connecticut — 2.8%
Connecticut State Health & Educational Facilities Authority RB
Series 2010-A, VRDN,0.25%, 07/01/49(a)(b)	4,000	3,998,129
Series 2014-A, VRDN,1.10%, 07/01/48(a)(b)	8,300	8,408,627
Series 2015-A, 0.38%, 07/01/35(a)	3,265	3,269,691
Series A-1, VRDN,5.00%, 07/01/42(a)(b)	1,725	1,795,347
Series A-2, VRDN,5.00%, 07/01/42(a)(b)	1,050	1,092,820

Security	Par (000)	Value

Connecticut (continued)
Series C-2, VRDN,5.00%, 07/01/57(a)(b)	$6,960	$7,438,351
Series U-2, 2.00%, 07/01/33(a)	1,100	1,109,083
Metropolitan District (The) RB, Series A, 5.00%, 04/01/36 (PR 04/01/22)	5,000	5,142,155
State of Connecticut GO
Series A, 3.00%, 01/15/22	2,195	2,218,812
Series A, 4.00%, 01/15/26	2,250	2,600,835
Series A, 5.00%, 10/15/21	1,930	1,941,387
Series A, 5.00%, 01/15/22	1,445	1,471,349
Series A, 5.00%, 03/15/22	5,480	5,624,949
Series A, 5.00%, 04/15/22	4,180	4,307,466
Series A, 5.00%, 01/15/23	1,405	1,499,163
Series A, 5.00%, 03/15/23	565	607,420
Series A, 5.00%, 04/15/23	1,650	1,780,513
Series A, 5.00%, 10/15/23	2,600	2,867,889
Series A, 5.00%, 03/15/24	50	56,116
Series A, 5.00%, 04/15/24	790	889,681
Series A, 5.00%, 10/15/24 (Call 10/15/23)	5,070	5,591,693
Series A, 5.00%, 01/15/25	105	121,709
Series A, 5.00%, 04/15/25	4,905	5,737,817
Series A, 5.00%, 10/15/25 (Call 10/15/23)	1,000	1,102,196
Series A, 5.00%, 01/15/26	20	23,984
Series B, 3.00%, 04/15/22	555	565,052
Series B, 5.00%, 01/15/22	1,630	1,659,723
Series B, 5.00%, 02/15/22	5,125	5,239,507
Series B, 5.00%, 04/15/23	5,440	5,868,444
Series B, 5.00%, 04/15/23 (Call 04/15/22)	1,050	1,081,785
Series B, 5.00%, 05/15/23	625	676,946
Series B, 5.00%, 01/15/24	3,045	3,393,770
Series B, 5.00%, 05/15/24	3,075	3,474,875
Series B, 5.00%, 04/15/25	150	175,468
Series B, 5.00%, 05/15/25	2,260	2,651,683
Series C, 4.00%, 06/15/24	35	38,693
Series C, 5.00%, 06/01/22	4,105	4,255,643
Series C, 5.00%, 06/15/22	560	581,618
Series C, 5.00%, 07/15/22	2,500	2,606,713
Series C, 5.00%, 06/01/23 (Call 06/01/22)	2,210	2,290,791
Series C, 5.00%, 06/15/23	525	570,739
Series C, 5.00%, 06/01/24 (Call 06/01/22)	1,430	1,481,688
Series C, 5.00%, 07/15/24	750	853,299
Series D, 5.00%, 04/15/24	730	822,110
Series E, 5.00%, 09/15/21	1,050	1,051,873
Series E, 5.00%, 10/15/21	5,250	5,280,974
Series E, 5.00%, 09/15/22	1,180	1,239,736
Series E, 5.00%, 10/15/22	3,145	3,317,635
Series E, 5.00%, 10/15/23	3,420	3,772,377
Series E, 5.00%, 08/15/24 (Call 08/15/23)	605	662,443
Series E, 5.00%, 10/15/24	175	201,071
Series F, 5.00%, 09/15/21	1,090	1,091,944
Series F, 5.00%, 11/15/25	330	394,002
Series G, 5.00%, 11/01/21	2,525	2,545,437
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/24 (Call 01/01/23)	320	340,622
Series A, 4.00%, 05/01/23	2,165	2,304,910
Series A, 4.00%, 05/01/24	1,470	1,618,637
Series A, 5.00%, 09/01/21	4,150	4,150,000
Series A, 5.00%, 01/01/22	885	899,440
Series A, 5.00%, 08/01/22	2,085	2,178,141
Series A, 5.00%, 09/01/22	510	534,963
Series A, 5.00%, 10/01/22	145	152,685

78	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 08/01/23	$240	$262,383
Series A, 5.00%, 09/01/23	1,020	1,119,202
Series A, 5.00%, 10/01/23	3,480	3,832,175
Series A, 5.00%, 01/01/24	125	139,090
Series A, 5.00%, 01/01/24 (Call 01/01/23)	1,590	1,692,464
Series A, 5.00%, 05/01/24	1,430	1,613,387
Series A, 5.00%, 08/01/24	1,280	1,458,919
Series A, 5.00%, 09/01/24	2,035	2,327,232
Series A, 5.00%, 10/01/24 (Call 10/01/23)	595	654,951
Series A, 5.00%, 01/01/25	205	237,280
Series A, 5.00%, 05/01/25	880	1,031,077
Series A, 5.00%, 08/01/25	60	70,929
Series A, 5.00%, 09/01/25	2,420	2,869,147
Series A, 5.00%, 09/01/25 (Call 09/01/24)	1,520	1,736,309
Series A, 5.00%, 10/01/25 (Call 10/01/23)	25	27,508
Series A, 5.00%, 01/01/26	200	239,534
Series A, 5.00%, 05/01/26	1,830	2,214,693
Series B, 5.00%, 10/01/21	175	175,696
Series B, 5.00%, 10/01/22	1,025	1,079,327
Series B, 5.00%, 10/01/25	390	463,711

		163,967,633

Delaware — 0.3%
Delaware Transportation Authority RB, 5.00%, 07/01/22	5,605	5,834,539
State of Delaware GO
5.00%, 02/01/26	5,000	6,017,001
Series A, 5.00%, 08/01/22	1,475	1,541,170
Series A, 5.00%, 03/01/23	2,175	2,334,215
Series A, 5.00%, 01/01/26	2,690	3,229,429
Series B, 5.00%, 07/01/23	710	773,650

		19,730,004

District of Columbia — 1.1%
District of Columbia GO
Series A, 5.00%, 06/01/22	6,165	6,391,240
Series A, 5.00%, 06/01/23	615	667,431
Series A, 5.00%, 06/01/24 (Call 06/01/23)	495	536,745
Series A, 5.00%, 06/01/25	1,945	2,285,736
Series A, 5.00%, 06/01/25 (Call 06/01/23)	50	54,171
Series A, 5.00%, 10/15/25	210	250,021
Series B, 5.00%, 06/01/22	6,520	6,759,268
Series B, 5.00%, 06/01/23	3,185	3,456,534
Series B, 5.00%, 06/01/24	345	390,370
District of Columbia RB
Series A, 5.00%, 12/01/23 (Call 12/01/22)	3,300	3,499,475
Series A, 5.00%, 12/01/24 (Call 12/01/22)	585	620,362
Series B, 5.00%, 10/01/21	3,500	3,513,870
Series B, 5.00%, 10/01/22	4,715	4,964,904
Series B, 5.00%, 10/01/23	2,115	2,328,570
Series B, 5.00%, 10/01/24	1,500	1,719,913
Series B, 5.00%, 10/01/25	35	41,615
Series C, 5.00%, 10/01/21	1,820	1,827,213
Series C, 5.00%, 10/01/23	290	319,284
Series C, 5.00%, 10/01/24	11,155	12,790,421
Series C, 5.00%, 05/01/26	725	878,527
District of Columbia Water & Sewer Authority RB, Series A, 5.00%, 10/01/48 (PR 10/01/23)	5,470	6,019,680
Washington Metropolitan Area Transit Authority RB
Series A, 5.00%, 07/15/23	1,000	1,091,128
Series A, 5.00%, 07/15/25	4,000	4,727,944

Security	Par (000)	Value

District of Columbia (continued)
Series A, 5.00%, 07/15/26	$500	$610,117

		65,744,539

Florida — 2.5%
Central Florida Expressway Authority RB
5.00%, 07/01/26 (AGM)	5,050	6,135,753
Series B, 5.00%, 07/01/26	1,310	1,594,451
City of Cape Coral FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/42 (PR 10/01/21) (AGM)	9,080	9,115,822
County of Broward FL Airport System Revenue RB, Series Q-1, 5.00%, 10/01/37 (PR 10/01/22)	8,000	8,421,441
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/42 (PR 07/01/22)	7,125	7,414,153
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	2,030	2,137,366
5.00%, 10/01/23	1,555	1,709,278
5.00%, 10/01/24	2,065	2,362,938
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/21	1,910	1,917,459
Hillsborough County School Board COP, 5.00%, 07/01/28 (PR 07/01/22)	10,705	11,139,440
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	695	731,914
Series A, 5.00%, 10/01/23	330	363,396
Series A, 5.00%, 10/01/26	10,000	12,288,003
Orlando-Orange County Expressway Authority RB, 5.00%, 07/01/22	275	286,097
School Board of Miami-Dade County (The) COP, Series B, 5.00%, 05/01/26 (Call 05/01/25)	2,225	2,590,141
State of Florida Department of Transportation Turnpike System Revenue RB
Series A, 2.88%, 07/01/25 (Call 07/01/22)	300	306,416
Series A, 5.00%, 07/01/23	1,250	1,361,576
State of Florida GO
Series A, 5.00%, 06/01/22	19,515	20,232,659
Series A, 5.00%, 06/01/23	19,475	21,138,911
Series A, 5.00%, 07/01/24	540	613,080
Series B, 5.00%, 06/01/24	5,000	5,660,490
Series B, 5.00%, 06/01/24 (Call 06/01/22)	1,490	1,544,679
Series B, 5.00%, 06/01/25 (Call 06/01/22)	145	150,321
Series C, 5.00%, 06/01/22	5,000	5,183,873
Series C, 5.00%, 06/01/24	5,000	5,660,490
Series D, 5.00%, 06/01/22	1,520	1,575,898
Series G, 5.00%, 06/01/25	1,000	1,176,005
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/24	1,765	2,004,941
Tampa-Hillsborough County Expressway Authority RB, Series A, 5.00%, 07/01/37 (PR 07/01/22)	10,015	10,417,141

		145,234,132

Georgia — 2.6%
City of Atlanta GA Airport Passenger Facility Charge RB
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,210	2,449,796
Series F, 5.00%, 07/01/22	1,975	2,055,034
Series F, 5.00%, 07/01/23	740	805,624
City of Atlanta GA Department of Aviation RB, Series A, 5.00%, 07/01/25	2,035	2,397,749
County of Forsyth GA GO, 5.00%, 09/01/25	10,025	11,907,621
Georgia State Road & Tollway Authority RB
5.00%, 06/01/24	1,680	1,900,932

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
5.00%, 06/01/25	$4,395	$5,159,543
5.00%, 06/01/26	4,075	4,946,821
Gwinnett County School District GO 5.00%, 02/01/22	2,500	2,550,960
5.00%, 08/01/22 (SAW)	2,280	2,382,499
Gwinnett County Water & Sewerage Authority RB, 4.00%, 08/01/23	11,335	12,175,508
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/25	1,685	1,920,562
Municipal Electric Authority of Georgia RB, Series A-R, 5.00%, 01/01/23	1,000	1,063,055
Private Colleges & Universities Authority RB, Series B, 5.00%, 09/01/25	5,005	5,933,918
State of Georgia GO
Series A, 5.00%, 07/01/22	7,650	7,962,631
Series A, 5.00%, 07/01/23	5,215	5,681,504
Series A, 5.00%, 08/01/24	220	250,890
Series A, 5.00%, 07/01/25	4,810	5,677,497
Series A, 5.00%, 08/01/25	10,075	11,927,414
Series A, 5.00%, 07/01/26	3,010	3,674,879
Series A, 5.00%, 08/01/26	13,115	16,054,513
Series A1, 5.00%, 02/01/25	100	116,253
Series A-1, 5.00%, 02/01/22	290	295,911
Series A-1, 5.00%, 02/01/23	4,155	4,443,026
Series A-1, 5.00%, 02/01/24	5,530	6,177,748
Series A-1, 5.00%, 02/01/25	230	267,382
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	305	340,247
Series C, 4.00%, 09/01/21	130	130,000
Series C, 4.00%, 09/01/22	295	306,530
Series C, 4.00%, 10/01/22	2,215	2,308,729
Series C, 4.00%, 10/01/23 (Call 10/01/22)	705	734,362
Series C, 4.00%, 10/01/24 (Call 10/01/22)	45	46,869
Series C, 5.00%, 09/01/23 (Call 09/01/22)	220	230,713
Series C1, 4.00%, 07/01/25	2,805	3,204,058
Series C-1, 5.00%, 07/01/24	1,530	1,738,927
Series E, 5.00%, 12/01/22	3,430	3,640,010
Series E, 5.00%, 12/01/23	640	709,949
Series E, 5.00%, 12/01/24	25	28,882
Series E, 5.00%, 12/01/25	6,285	7,527,068
Series F, 5.00%, 01/01/23	3,345	3,563,350
Series F, 5.00%, 01/01/24	200	222,644
Series F, 5.00%, 01/01/25	6,900	7,996,488
Series F, 5.00%, 01/01/26	330	396,333
Series J-2, 4.50%, 11/01/22 (Call 11/01/21)	65	65,470

		153,369,899

Hawaii — 1.2%
City & County Honolulu HI Wastewater System Revenue RB, Series A, 5.00%, 07/01/42 (PR 07/01/22)	11,705	12,180,023
City & County of Honolulu HI GO, Series B, 5.00%, 03/01/25	4,570	5,318,799
State of Hawaii GO
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,240	1,254,857
Series EA, 5.00%, 12/01/22 (Call 12/01/21)	260	263,157
Series EA, 5.00%, 12/01/23 (Call 12/01/21)	2,000	2,023,960
Series EF, 5.00%, 11/01/21	545	549,411
Series EF, 5.00%, 11/01/23 (Call 11/01/22)	1,380	1,458,063
Series EF, 5.00%, 11/01/24 (Call 11/01/22)	3,105	3,280,266
Series EH, 5.00%, 08/01/25 (Call 08/01/23)	210	229,076
Series EO, 5.00%, 08/01/24	155	176,568
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	2,550	2,901,634

Security	Par (000)	Value

Hawaii (continued)
Series EP, 5.00%, 08/01/22	$3,315	$3,464,028
Series EP, 5.00%, 08/01/24	800	911,321
Series EY, 5.00%, 10/01/23	2,010	2,212,524
Series EY, 5.00%, 10/01/24	6,095	6,988,581
Series FB, 5.00%, 04/01/23	9,665	10,411,377
Series FH, 5.00%, 10/01/22	4,895	5,154,993
Series FH, 5.00%, 10/01/23	565	621,928
Series FH, 5.00%, 10/01/24	1,040	1,192,473
Series FT, 5.00%, 01/01/24	1,905	2,118,788
Series FT, 5.00%, 01/01/26	4,335	5,189,822
Series GA, 5.00%, 10/01/21	2,050	2,058,158

		69,959,807

Idaho — 0.2%
State of Idaho GO, 3.00%, 06/30/22	10,000	10,241,799

Illinois — 3.0%
Chicago O’Hare International Airport RB
Series B, 5.00%, 01/01/23	700	745,012
Series B, 5.00%, 01/01/24	200	222,296
County of Cook IL GO, Series A, 5.00%, 11/15/22	4,500	4,764,099
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	5,425	6,261,609
Series A, 5.00%, 12/01/21	7,050	7,135,351
Series A, 5.00%, 12/01/22	1,265	1,341,959
Series B, 5.00%, 01/01/25	3,000	3,462,641
Series B, 5.00%, 01/01/26	400	477,925
Sales Tax Securitization Corp. RB, Series A, 5.00%, 01/01/25	515	591,090
State of Illinois GO
5.00%, 02/01/22	3,930	4,007,873
5.00%, 08/01/22 (AGM)	300	313,311
5.00%, 02/01/23	8,150	8,687,615
5.00%, 08/01/23	325	353,645
5.00%, 02/01/24	8,400	9,322,985
5.00%, 05/01/24	3,000	3,360,177
5.00%, 08/01/24 (Call 08/01/22)	1,460	1,523,843
5.00%, 02/01/25	2,025	2,327,111
5.00%, 02/01/26	6,000	7,092,854
5.13%, 05/01/22	3,400	3,510,332
5.50%, 05/01/24	2,745	3,110,858
5.50%, 05/01/25	2,850	3,351,309
Series A, 5.00%, 10/01/21	2,105	2,113,166
Series A, 5.00%, 12/01/21	1,250	1,264,818
Series A, 5.00%, 12/01/22	1,500	1,587,692
Series A, 5.00%, 03/01/23	1,000	1,069,690
Series A, 5.00%, 10/01/23	9,550	10,462,941
Series A, 5.00%, 12/01/23	1,400	1,543,921
Series A, 5.00%, 03/01/24	2,185	2,433,339
Series A, 5.00%, 11/01/24	6,045	6,889,586
Series A, 5.00%, 12/01/24	2,370	2,708,946
Series A, 5.00%, 03/01/25	1,905	2,195,369
Series A, 5.00%, 03/01/26	930	1,101,822
Series A, 5.25%, 05/01/23	1,000	1,081,218
Series B, 5.00%, 10/01/21	1,800	1,806,983
Series B, 5.00%, 03/01/22	2,500	2,559,501
Series B, 5.00%, 10/01/22	1,600	1,681,867
Series B, 5.00%, 03/01/23	1,250	1,337,113
Series B, 5.00%, 03/01/24	1,750	1,948,435
Series B, 5.00%, 03/01/25	2,000	2,304,319
Series B, 5.00%, 03/01/26	1,000	1,184,754

80	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series C, 4.00%, 03/01/22	$2,965	$3,020,842
Series C, 4.00%, 03/01/24	4,340	4,724,433
Series D, 5.00%, 11/01/21	14,155	14,266,714
Series D, 5.00%, 10/01/22	5,000	5,255,835
Series D, 5.00%, 11/01/22	12,600	13,292,052
Series D, 5.00%, 11/01/23	4,725	5,193,880
Series D, 5.00%, 11/01/24	1,805	2,057,188
Series D, 5.00%, 11/01/26	10,000	12,057,105

		179,107,424

Indiana — 0.6%
Indiana Finance Authority RB 5.00%, 02/01/24	1,375	1,536,768
Series 1, 5.00%, 10/01/22	2,000	2,105,779
Series 2, 5.00%, 10/01/23	1,000	1,100,758
Series 3, 5.00%, 10/01/25	2,200	2,613,833
Series A, 5.00%, 02/01/26	9,630	11,574,672
Series B, 5.00%, 02/01/23	3,570	3,816,945
Series B, 5.00%, 02/01/24	4,120	4,602,590
Series B, 5.00%, 02/01/25	2,065	2,398,328
Series C, 5.00%, 12/01/21	400	404,883
Series C, 5.00%, 12/01/23	495	549,101
Series C, 5.00%, 12/01/24	6,120	7,070,268
Series C, 5.00%, 12/01/25	495	592,361

		38,366,286
Kansas — 0.2%
State of Kansas Department of Transportation RB 5.00%, 09/01/25	350	414,040
Series A, 5.00%, 09/01/22	3,340	3,503,136
Series A, 5.00%, 09/01/23	1,290	1,413,826
Series A, 5.00%, 09/01/24	130	148,458
Series A, 5.00%, 09/01/25 (Call 09/01/24)	285	325,462
Series B, 5.00%, 09/01/21	1,250	1,250,000
Series B, 5.00%, 09/01/22	3,745	3,927,918

		10,982,840
Kentucky — 0.1%
Kentucky State Property & Building Commission RB
Series B, 5.00%, 08/01/22	865	903,805
Series C, 5.00%, 11/01/21	4,000	4,032,308

		4,936,113

Louisiana — 0.6%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/39 (PR 02/01/25)	3,200	3,716,375
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series A-1, 5.00%, 05/01/22	5,820	6,009,797
State of Louisiana GO 5.00%, 05/01/23	475	513,590
Series B, 5.00%, 08/01/25	4,085	4,822,063
Series C, 5.00%, 07/15/22	8,315	8,669,926
Series C, 5.00%, 07/15/23 (PR 07/15/22)	3,500	3,648,689
Series C, 5.00%, 08/01/23	85	92,927
Series C, 5.00%, 07/15/24 (PR 07/15/22)	650	677,614
Series C, 5.00%, 08/01/24	35	39,848
Series C, 5.00%, 08/01/25 (Call 08/01/24)	590	670,688
State of Louisiana RB 5.00%, 09/01/22	2,425	2,543,945
5.00%, 09/01/23	1,470	1,612,036
5.00%, 09/01/26	950	1,158,090

		34,175,588

Security	Par (000)	Value

Maryland — 5.1%
County of Baltimore MD GO, 5.00%, 08/01/22	$1,500	$1,567,575
County of Howard MD GO, Series A, 5.00%, 02/15/23	5,000	5,356,774
County of Montgomery MD GO 5.00%, 08/01/23	10,310	11,261,104
5.00%, 08/01/25	12,335	14,577,518
Series A, 4.00%, 11/01/31 (PR 11/01/24)	8,840	9,898,911
Series A, 5.00%, 07/01/22 (Call 10/01/21)	1,300	1,301,061
Series A, 5.00%, 11/01/23	3,000	3,315,398
Series A, 5.00%, 11/01/24	4,470	5,144,658
Series A, 5.00%, 11/01/25 (PR 11/01/24)	230	264,801
Series B, 5.00%, 11/01/21	600	604,856
Series B, 5.00%, 11/01/23	1,925	2,127,380
Series B, 5.00%, 11/01/24	1,000	1,150,930
Series C, 5.00%, 10/01/21	500	501,990
Series C, 5.00%, 10/01/22	11,820	12,449,136
Series C, 5.00%, 10/01/24	10,000	11,472,753
Series C, 5.00%, 10/01/25	1,405	1,671,178
State of Maryland Department of Transportation RB 4.00%, 09/01/21	4,000	4,000,000
4.00%, 09/01/23	2,000	2,155,050
4.00%, 09/01/25	3,370	3,867,528
4.00%, 09/01/26	2,610	3,072,979
5.00%, 09/01/21	880	880,000
5.00%, 10/01/21	2,175	2,183,655
5.00%, 09/01/22	2,030	2,129,571
5.00%, 10/01/22	5,345	5,628,894
5.00%, 11/01/22	25	26,429
5.00%, 02/15/23	2,555	2,736,534
5.00%, 09/01/23	25	27,437
5.00%, 10/01/23	3,940	4,339,597
5.00%, 12/15/23	195	216,669
5.00%, 10/01/24	6,660	7,645,295
5.00%, 11/01/24	2,905	3,345,445
5.00%, 09/01/25	4,580	5,438,078
5.00%, 10/01/25	25	29,770
State of Maryland GO
First Series, 4.00%, 06/01/25 (Call 06/01/24)	1,100	1,212,688
First Series, 5.00%, 06/01/22	2,605	2,700,798
First Series, 5.00%, 06/01/23	5,840	6,338,960
First Series, 5.00%, 06/01/24	5,700	6,452,959
First Series, 5.00%, 03/15/26	2,000	2,415,522
First Series, 5.00%, 06/01/26 (Call 06/01/24)	365	412,642
First Series A, 5.00%, 03/01/24 (PR 03/01/22)	4,040	4,138,381
Second Series A, 5.00%, 08/01/24	6,300	7,180,615
Second Series A, 5.00%, 08/01/25	11,865	14,031,246
Second Series A, 5.00%, 08/01/26	10,000	12,224,948
Second Series B, 5.00%, 08/01/22	970	1,013,607
Second Series B, 5.00%, 08/01/25	2,870	3,393,989
Series A, 5.00%, 03/01/22	2,070	2,120,678
Series A, 5.00%, 03/15/22	2,550	2,617,309
Series A, 5.00%, 03/01/23	5,565	5,973,243
Series A, 5.00%, 03/15/23	7,425	7,983,660
Series A, 5.00%, 08/01/23	10,050	10,989,324
Series A, 5.00%, 03/15/24	1,545	1,733,970
Series A, 5.00%, 08/01/24	2,000	2,279,560
Series A, 5.00%, 03/15/25	12,110	14,128,090
Series A, 5.00%, 08/01/25	455	538,071
Series A, 5.00%, 03/01/26 (PR 03/01/23)	45	48,270
Series A, 5.00%, 08/01/26	1,025	1,253,057
Series B, 4.00%, 08/01/23	4,335	4,657,315

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Series B, 5.00%, 08/01/22	$5,815	$6,076,417
Series B, 5.00%, 08/01/24	22,700	25,873,011
Series B, 5.00%, 08/01/25	9,410	11,128,026
Series C, 5.00%, 08/01/22	3,680	3,845,437
Series C, 5.00%, 08/01/23	6,940	7,588,648
Series C, 5.00%, 08/01/24	3,340	3,806,866

		304,546,261

Massachusetts — 5.0%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,050	3,312,597
Commonwealth of Massachusetts GOL
Series A, 4.00%, 12/01/32 (PR 12/01/21)	1,635	1,650,756
Series A, 5.00%, 03/01/22	1,450	1,485,647
Series A, 5.00%, 03/01/23	3,770	4,045,972
Series A, 5.00%, 07/01/23	2,355	2,565,209
Series A, 5.00%, 01/01/24	7,390	8,223,013
Series A, 5.00%, 07/01/24	125	141,993
Series A, 5.00%, 03/01/25	8,885	10,350,961
Series A, 5.00%, 07/01/25	1,070	1,261,630
Series A, 5.00%, 01/01/26	695	833,373
Series A, 5.00%, 03/01/26	2,975	3,587,059
Series A, 5.25%, 08/01/22	210	219,960
Series A, VRDN,5.00%, 06/01/44(a)(b)	455	493,456
Series B, 5.00%, 07/01/22	4,715	4,908,497
Series B, 5.00%, 08/01/22	860	898,825
Series B, 5.00%, 07/01/23	2,660	2,897,434
Series B, 5.00%, 08/01/23	415	453,704
Series B, 5.00%, 07/01/24	6,395	7,264,360
Series B, 5.00%, 07/01/25	3,090	3,643,400
Series B, 5.25%, 09/01/21 (AGM)	255	255,000
Series B, 5.25%, 08/01/22	1,610	1,686,360
Series B, 5.25%, 09/01/22 (AGM)	10,500	11,043,358
Series B, 5.25%, 08/01/23	700	768,628
Series B, 5.25%, 09/01/23 (AGM)	400	440,812
Series B, 5.25%, 09/01/24 (AGM)	9,375	10,791,286
Series B, 5.25%, 09/01/25 (AGM)	1,110	1,327,515
Series C, 5.00%, 10/01/21	2,040	2,048,135
Series C, 5.00%, 04/01/22	2,415	2,484,314
Series C, 5.00%, 07/01/22	645	671,470
Series C, 5.00%, 08/01/22	85	88,837
Series C, 5.00%, 10/01/22	160	168,534
Series C, 5.00%, 04/01/23	125	134,653
Series C, 5.00%, 07/01/23 (Call 07/01/22)	1,535	1,597,201
Series C, 5.00%, 07/01/24 (PR 07/01/22)	175	182,102
Series C, 5.00%, 08/01/24	725	826,341
Series C, 5.00%, 10/01/24	180	206,510
Series C, 5.00%, 08/01/25	1,925	2,276,456
Series C, 5.00%, 10/01/25	4,720	5,614,205
Series C, 5.00%, 07/01/27 (PR 07/01/22)	35	36,420
Series C, 5.50%, 12/01/22 (AMBAC)	105	112,111
Series C, 5.50%, 12/01/23 (AMBAC)	290	324,809
Series D, 3.00%, 10/01/25 (PR 10/01/21)	70	70,162
Series D, 5.00%, 07/01/23	355	386,688
Series D, 5.00%, 07/01/24	5,035	5,716,407
Series D, 5.00%, 04/01/25	1,965	2,296,191
Series D, 5.00%, 10/01/26 (PR 10/01/21)	3,525	3,538,907
Series D-2-R, VRDN,1.70%, 08/01/43(a)(b)	1,500	1,521,113
Series E, 3.00%, 12/01/25	200	222,393
Series E, 5.00%, 11/01/22	15	15,861

Security	Par (000)	Value

Massachusetts (continued)
Series E, 5.00%, 11/01/23	$4,500	$4,972,061
Series E, 5.00%, 11/01/24	1,035	1,191,213
Series E, 5.00%, 11/01/25 (AMBAC)	430	512,923
Series E, 5.00%, 09/01/28 (PR 09/01/22)	2,910	3,051,486
Series F, 5.00%, 11/01/24 (PR 11/01/22)	500	528,370
Series F, 5.00%, 11/01/25 (PR 11/01/22)	11,565	12,221,192
Series F, 5.00%, 11/01/26 (PR 11/01/22)	5,710	6,033,983
Series G, 5.00%, 09/01/25	50	59,302
Series H, 5.00%, 12/01/23	10,005	11,093,710
Series H, 5.00%, 12/01/24	2,170	2,505,411
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A, 5.00%, 06/01/22	6,185	6,411,974
Series A, 5.00%, 06/01/23	1,355	1,470,519
Series A, 5.00%, 06/01/25	3,980	4,677,238
Massachusetts Bay Transportation Authority Sales Tax Revenue RB 5.00%, 07/01/22	3,725	3,877,229
Series A, 5.00%, 07/01/23	4,490	4,889,046
Series A, 5.00%, 07/01/24	7,850	8,914,765
Series A-1, 5.00%, 07/01/24	1,295	1,469,863
Massachusetts Clean Water Trust (The) RB 5.00%, 08/01/22	10,380	10,846,639
5.00%, 08/01/25	8,175	9,671,054
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/22	355	370,249
Series A, 5.00%, 10/15/25	11,150	13,300,192
Massachusetts Health & Educational Facilities Authority RB, Serise K, 5.50%, 07/01/22	2,420	2,528,733
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/22	2,000	2,093,732
Series A, 5.00%, 08/15/22 (ETM)	110	115,067
Series A, 5.00%, 08/15/23 (Call 08/15/22)	2,540	2,659,213
Series A, 5.00%, 08/15/24 (Call 08/15/22)	5,120	5,354,907
Series A, 5.00%, 08/15/24 (PR 08/15/22)	915	957,145
Series A, 5.00%, 08/15/25 (PR 08/15/22)	435	455,251
Series A, 5.00%, 08/15/26 (PR 08/15/22)	155	162,216
Series A, 5.00%, 08/15/30 (PR 08/15/22)	4,745	4,965,894
Series A, 5.00%, 05/15/38 (PR 05/15/23)	6,720	7,274,039
Series B, 5.00%, 10/15/21	265	266,560
Series B, 5.00%, 10/15/23 (PR 10/15/21)	550	553,217
Series B, 5.00%, 08/15/30 (PR 08/15/22)	14,420	15,091,294
Series B, 5.00%, 10/15/41 (PR 10/15/21)	14,075	14,157,336
Series B, 5.25%, 10/15/35 (PR 10/15/21)	2,280	2,294,018
Series C, 5.00%, 08/15/24	695	793,607
Series C, 5.00%, 08/15/25	115	136,231
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, Series A, VRDN,5.00%, 01/01/39 (Put 01/01/23)(a)(b)	3,500	3,722,148
Massachusetts Water Resources Authority RB
Series C, 5.00%, 08/01/23	110	120,259
Series C, 5.00%, 08/01/23 (ETM)	25	27,266
University of Massachusetts Building Authority RB
Series 2021-1, 5.00%, 11/01/22	4,600	4,863,555
Series 2021-1, 5.00%, 11/01/23	3,885	4,294,334

		296,045,066

Michigan — 1.6%
City of Detroit MI Sewage Disposal System Revenue RB, Series A, 5.25%, 07/01/39 (PR 07/01/22)	28,115	29,314,321

82	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Livonia Public Schools GO, Series I, 5.00%, 05/01/43 (PR 05/01/23)	$16,850	$18,207,534
Michigan Finance Authority RB
Series C-1, 5.00%, 07/01/44 (PR 07/01/22)	12,160	12,653,488
Series C-3, 5.00%, 07/01/24 (AGM)	1,610	1,819,082
Series C-3, 5.00%, 07/01/25 (Call 07/01/24) (AGM)	335	380,643
Michigan State Building Authority RB
Series I, 5.00%, 04/15/22	330	340,021
Series I, 5.00%, 04/15/23	1,320	1,424,185
State of Michigan GO
Series A, 5.00%, 12/01/21	1,445	1,462,457
Series A, 5.00%, 12/01/22	1,030	1,092,528
State of Michigan RB 5.00%, 03/15/22	1,610	1,651,347
5.00%, 03/15/24	2,340	2,622,398
5.00%, 03/15/25	1,020	1,188,016
5.00%, 03/15/26	4,835	5,827,417
State of Michigan Trunk Line Revenue RB 5.00%, 11/15/22	1,585	1,678,618
Series A, 5.00%, 11/15/21	3,395	3,428,997
University of Michigan RB
Series A, 5.00%, 04/01/23	340	366,313
Series A, 5.00%, 04/01/25	3,290	3,844,513
Series A, 5.00%, 04/01/26	1,250	1,511,270
Series B, VRDN,0.01%, 04/01/28 (Put 09/07/21)(a)(b)	4,500	4,500,000
Series C, VRDN,4.00%, 04/01/49 (Call 01/01/24)(a)(b)	1,000	1,081,895

		94,395,043

Minnesota — 1.6%
City of Minneapolis MN GO 3.00%, 12/01/21	5,000	5,036,325
4.00%, 12/01/24	1,665	1,869,089
Metropolitan Council GO
Series B, 5.00%, 12/01/22	10,000	10,613,575
Series B, 5.00%, 12/01/23	4,495	4,984,131
Series B, 5.00%, 12/01/24	3,500	4,040,986
Series B, 5.00%, 12/01/25	2,500	2,991,719
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	3,055	3,393,295
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/22	6,435	6,592,543
Series A, 5.00%, 03/01/23	3,665	3,933,861
State of Minnesota GO
Series A, 5.00%, 08/01/23	1,250	1,366,578
Series A, 5.00%, 08/01/25	8,715	10,324,851
Series B, 5.00%, 08/01/24 (Call 08/01/22)	500	522,194
Series D, 5.00%, 08/01/22	3,075	3,213,238
Series D, 5.00%, 08/01/23	6,095	6,662,781
Series D, 5.00%, 08/01/24	9,325	10,637,248
Series D, 5.00%, 10/01/24	1,530	1,756,862
Series D, 5.00%, 08/01/25	65	77,007
Series E, 3.00%, 08/01/24	3,500	3,789,110
Series F, 5.00%, 10/01/21	2,095	2,103,320
Series F, 5.00%, 10/01/22	385	405,449
Series F, 5.00%, 10/01/23	8,625	9,499,752
University of Minnesota RB, Series B, 5.00%, 12/01/21	2,360	2,388,751

		96,202,665

Mississippi — 0.2%
State of Mississippi GO
Series A, 5.00%, 10/01/36 (PR 10/01/21)	6,595	6,621,019

Security	Par (000)	Value

Mississippi (continued)
Series C, 5.00%, 10/01/24	$375	$429,728
Series F, 4.00%, 11/01/22	5,185	5,421,763
Series F, 5.00%, 11/01/21	1,360	1,370,985

		13,843,495

Missouri — 1.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB, Series A, 5.00%, 10/01/33 (PR 10/01/22)	14,425	15,184,910
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/22	6,125	6,324,744
Series A, 5.00%, 05/01/23	495	535,215
Series A, 5.00%, 05/01/24	4,695	5,299,787
Series A, 5.00%, 05/01/26	300	362,910
Series A, 5.00%, 05/01/26 (Call 05/01/24)	1,320	1,487,075
Series B, 5.00%, 11/01/21	6,630	6,683,440
Series B, 5.00%, 05/01/22	6,170	6,371,211
Missouri State Board of Public Buildings RB
Series B, 5.00%, 10/01/22	5,000	5,265,009
Series B, 5.00%, 10/01/24	15,000	17,199,132

		64,713,433

Nebraska — 0.1%
Omaha Public Power District RB, Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,400	3,874,990

Nevada — 0.5%
Clark County School District GOL
Series A, 5.00%, 06/15/23	600	652,161
Series A, 5.00%, 06/15/22	1,930	2,004,347
Series A, 5.00%, 06/15/23	1,840	1,999,959
Series B, 5.00%, 06/15/23	755	820,635
Series C, 5.00%, 06/15/22	525	545,224
Series D, 5.00%, 06/15/23	1,540	1,673,879
Series D, 5.00%, 06/15/24	150	169,679
County of Clark Department of Aviation RB 5.00%, 07/01/23	470	511,589
5.00%, 07/01/24	1,575	1,786,712
Series A, 5.00%, 07/01/23	4,505	4,903,638
County of Clark NV GOL, Series A, 5.00%, 11/01/21	2,810	2,832,649
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	1,645	1,790,563
County of Clark NV RB, 5.00%, 07/01/23	1,425	1,550,820
Las Vegas Valley Water District GOL, Series A, 5.00%, 06/01/22	1,275	1,321,691
State of Nevada GOL
Series B, 5.00%, 11/01/25 (Call 05/01/25)	5	5,836
Series D, 5.00%, 04/01/24	1,505	1,691,357
Series D, 5.00%, 04/01/25	35	40,790
State of Nevada Highway Improvement Revenue RB 5.00%, 12/01/24	2,650	3,059,604
5.00%, 12/01/25	165	197,145

		27,558,278

New Hampshire — 0.3%
State of New Hampshire GO
Series C, 5.00%, 12/01/25	2,810	3,361,377
Series D, 5.00%, 12/01/24	10,000	11,538,628

		14,900,005

New Jersey — 3.9%
County of Bergen NJ GO, 5.00%, 10/15/22	1,265	1,334,880

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Essex County Improvement Authority RB, 5.25%, 12/15/22 (AMBAC)	$2,680	$2,857,763
New Jersey Economic Development Authority RB 5.00%, 06/15/23	650	704,795
Series B, 5.00%, 11/01/21 (SAP)	2,695	2,716,044
Series B, 5.00%, 11/01/23 (SAP)	295	325,134
Series B, 5.00%, 11/01/25	700	829,140
Series BBB, 5.00%, 06/15/22	2,500	2,593,466
Series GG, 5.00%, 09/01/21 (SAP)	1,065	1,065,000
Series II, 5.00%, 03/01/22	425	435,059
Series II, 5.00%, 03/01/23 (Call 03/01/22)	500	511,780
Series II, 5.00%, 03/01/26 (Call 03/01/22)	470	481,100
Series II, 5.00%, 03/01/27 (PR 03/01/22)	755	773,386
Series N-1, 5.50%, 09/01/24 (AMBAC)	5,825	6,723,462
Series N-1, 5.50%, 09/01/25 (AGM)	3,475	4,170,932
Series NN, 5.00%, 03/01/22	4,665	4,775,412
Series NN, 5.00%, 03/01/23	2,310	2,473,670
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	1,445	1,549,155
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	280	300,138
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	370	420,392
Series XX, 5.00%, 06/15/23 (SAP)	1,685	1,827,046
New Jersey Educational Facilities Authority RB
Series C, 5.00%, 03/01/24	450	504,227
Series C, 5.00%, 03/01/26	6,770	8,169,549
New Jersey Transportation Trust Fund Authority RB 5.00%, 12/15/24	4,510	5,187,971
5.00%, 12/15/25	3,620	4,304,707
5.25%, 12/15/21 (NPFGC)	695	704,968
Series A, 0.00%, 12/15/23(c)	2,525	2,484,973
Series A, 0.00%, 12/15/26(c)	540	506,439
Series A, 5.00%, 06/15/22	1,950	2,023,219
Series A, 5.00%, 06/15/23	5,705	6,185,934
Series A, 5.00%, 12/15/23	1,150	1,273,947
Series A, 5.00%, 06/15/24	2,950	3,327,335
Series A, 5.00%, 06/15/25	1,100	1,286,631
Series A, 5.00%, 06/15/26	1,000	1,206,191
Series A, 5.25%, 12/15/22	700	744,925
Series A, 5.50%, 12/15/21	3,990	4,050,075
Series A, 5.50%, 12/15/22	6,490	6,927,342
Series A, 5.50%, 12/15/23	9,155	10,245,978
Series A, 5.75%, 06/15/23 (NPFGC)	2,000	2,194,174
Series A-1, 5.00%, 06/15/24	1,415	1,595,993
Series AA, 5.00%, 06/15/22	1,660	1,722,061
Series AA, 5.00%, 06/15/22 (SAP)	845	876,591
Series AA, 5.00%, 06/15/23	1,975	2,141,493
Series B, 5.25%, 12/15/22 (AMBAC)	100	106,418
Series B, 5.25%, 12/15/23 (AMBAC)	7,015	7,820,632
Series B, 5.50%, 12/15/21 (NPFGC)	2,745	2,786,330
Series C, 0.00%, 12/15/24 (AMBAC)(c)	910	887,751
Series C, 0.00%, 12/15/25 (AMBAC)(c)	6,810	6,539,740
Series D, 5.00%, 12/15/23	2,245	2,488,938
Series D, 5.00%, 12/15/24	460	529,150
Series D, 5.25%, 12/15/23	5,200	5,792,899
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	2,740	2,917,331
Series A, 5.00%, 01/01/24 (PR 07/01/22)	750	780,437
Series A, 5.00%, 01/01/25 (PR 07/01/22)	110	114,464
Series A, 5.00%, 01/01/35 (PR 01/01/22)	1,205	1,224,508
Series A, 5.00%, 01/01/38 (PR 07/01/22)	16,390	17,055,154
Series A, 5.00%, 01/01/43 (PR 07/01/22)	7,865	8,184,185

Security	Par (000)	Value

New Jersey (continued)
Series B, 5.00%, 01/01/22	$5,770	$5,863,411
Series B, 5.00%, 01/01/23	4,415	4,692,774
Series B, 5.00%, 01/01/24 (PR 01/01/23)	2,585	2,752,299
Series B, 5.00%, 01/01/25 (PR 01/01/23)	1,970	2,097,497
Series B, 5.00%, 01/01/27 (PR 01/01/23)	1,125	1,197,809
Series B, 5.00%, 01/01/28 (PR 01/01/23)	2,510	2,672,445
Series C, 5.00%, 01/01/25	3,035	3,498,665
Series C-2, 5.50%, 01/01/25 (AMBAC)	1,010	1,180,998
State of New Jersey GO 2.00%, 06/01/24	4,810	5,024,414
Series A, 4.00%, 06/01/23	5,720	6,095,350
Series A, 5.00%, 06/01/24	5,365	6,053,139
Series A, 5.00%, 06/01/25	20,320	23,755,301
Series A, 5.00%, 06/01/26	4,935	5,954,650
Series T, 5.00%, 06/01/22	970	1,004,924
Series T, 5.00%, 06/01/23	15	16,251

		233,620,341

New Mexico — 0.6%
Albuquerque Bernalillo County Water Utility Authority RB, 5.00%, 07/01/22	1,050	1,092,279
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/23	5,425	5,895,334
Series A, 5.00%, 06/15/24	6,165	6,981,187
Series A, 5.00%, 06/15/25	1,400	1,648,104
Series A, 5.00%, 06/15/26	1,400	1,702,330
Series E, 5.00%, 06/15/24	1,845	2,089,261
Series SR, 4.00%, 06/15/22	2,360	2,432,562
Series SR, 5.00%, 06/15/22	2,345	2,435,524
State of New Mexico GO
Series B, 5.00%, 03/01/22	500	512,241
Series B, 5.00%, 03/01/23	60	64,392
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/26	4,975	6,057,926
Series B, 4.00%, 07/01/22	2,005	2,070,294
Series B, 4.00%, 07/01/23	1,345	1,440,469

		34,421,903

New York — 18.6%
Battery Park City Authority RB
Series A, 5.00%, 11/01/21	255	257,068
Series A, 5.00%, 11/01/22	215	227,266
Series A, 5.00%, 11/01/23	625	690,708
Series A, 5.00%, 11/01/25 (Call 11/01/23)	1,765	1,949,341
City of New York NY GO
Series 1, 5.00%, 08/01/22	4,785	4,999,660
Series 1, 5.00%, 08/01/23	2,085	2,279,031
Series 1, 5.00%, 08/01/24	700	797,626
Series 1, 5.00%, 08/01/25	655	774,025
Series 1, 5.00%, 08/01/26	1,585	1,935,925
Series 2015-A, 5.00%, 08/01/22	1,815	1,896,423
Series 2015-A, 5.00%, 08/01/23	145	158,494
Series 2015-A, 5.00%, 08/01/24	4,690	5,344,095
Series A, 5.00%, 08/01/22	15,125	15,803,522
Series A, 5.00%, 08/01/23	4,150	4,536,200
Series A, 5.00%, 08/01/24	1,675	1,908,606
Series A, 5.00%, 08/01/24 (Call 10/01/21)	400	401,579
Series A, 5.00%, 08/01/25	2,405	2,842,029
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,615	1,838,208
Series A-1, 5.00%, 08/01/23	2,180	2,382,871
Series A-1, 5.00%, 08/01/25	2,240	2,647,046

84	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 08/01/22	$270	$282,112
Series B, 5.00%, 08/01/23 (Call 08/01/22)	475	496,121
Series B, 5.00%, 08/01/24 (Call 08/01/22)	100	104,477
Series C, 5.00%, 08/01/22	4,085	4,268,258
Series C, 5.00%, 08/01/23	18,655	20,391,038
Series C, 5.00%, 08/01/24	17,645	20,105,876
Series C, 5.00%, 08/01/25	6,390	7,551,171
Series C, 5.00%, 08/01/26	2,230	2,723,730
Series C-1, 4.00%, 08/01/22	8,010	8,296,181
Series C-1, 5.00%, 08/01/23	1,695	1,852,737
Series C-1, 5.00%, 08/01/24	5,300	6,039,169
Series C-1, 5.00%, 08/01/25	1,615	1,908,473
Series D, 5.00%, 08/01/22	1,405	1,467,764
Series D, 5.00%, 08/01/23 (Call 02/01/23)	5,195	5,552,262
Series D, 5.00%, 08/01/24 (Call 02/01/23)	1,180	1,261,100
Series E, 5.00%, 08/01/22	1,335	1,394,889
Series E, 5.00%, 08/01/23	4,980	5,443,440
Series E, 5.00%, 08/01/24	1,895	2,159,288
Series E, 5.00%, 08/01/24 (Call 02/01/23)	1,850	1,977,148
Series E, 5.00%, 08/01/25	6,105	7,214,381
Series E, 5.00%, 08/01/25 (Call 02/01/23)	215	229,681
Series E, 5.00%, 08/01/26	865	1,056,515
Series E, 5.25%, 08/01/22	105	109,950
Series E-3, 5.00%, 08/01/23 (Call 01/08/22)	560	562,195
Series F, 5.00%, 08/01/22 (Call 02/01/22)	1,205	1,229,487
Series F, 5.00%, 08/01/23 (Call 02/01/22)	890	907,928
Series F, 5.00%, 08/01/24 (Call 02/01/22)	1,595	1,627,377
Series F, 5.00%, 08/01/25 (Call 02/01/22)	210	214,263
Series F-1, 5.00%, 06/01/25	945	1,110,163
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	5,000	5,364,100
Series F6, VRDN,0.01%, 06/01/44 (Put 08/31/21)(a)(b)	10,000	10,000,000
Series G, 5.00%, 08/01/22	1,660	1,734,469
Series G, 5.00%, 08/01/23	5,140	5,618,329
Series G-1, 5.00%, 04/01/22	2,265	2,329,603
Series G-1, 5.00%, 04/01/23 (PR 04/01/22)	2,405	2,472,086
Series I, 5.00%, 08/01/22	2,755	2,878,592
Series I, 5.00%, 08/01/23 (Call 08/01/22)	350	365,563
Series I, 5.00%, 08/01/24 (Call 08/01/22)	1,475	1,541,031
Series J, 5.00%, 08/01/22	2,650	2,768,882
Series J, 5.00%, 08/01/23	2,975	3,251,854
Series J, 5.00%, 08/01/24	485	552,641
Series J, 5.00%, 08/01/24 (Call 08/01/23)	795	868,661
Series J-4, 5.00%, 08/01/24	1,365	1,555,371
City of New York NY GOL
Series F-1, 4.00%, 03/01/25	7,200	8,132,059
Series F-1, 5.00%, 03/01/26	3,460	4,170,122
County of Nassau NY GOL, Series C, 5.00%, 10/01/21	400	401,585
County of Westchester NY GOL, Series A, 5.00%, 01/01/22	125	127,035
Hudson Yards Infrastructure Corp., Series A, 5.00%, 02/15/24	255	284,531
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/22	1,485	1,517,215
Series A, 5.00%, 02/15/25	1,810	2,098,359
Series A, 5.00%, 02/15/26	445	533,571
Long Island Power Authority RB 1.00%, 09/01/25 (Call 09/01/23)	8,075	8,170,794
Series A, 5.00%, 09/01/42 (PR 09/01/22)	6,005	6,297,588
Series B, VRDN,0.85%, 09/01/50 (Put 09/01/25)(a)(b)	2,500	2,511,391
Series B, VRDN,1.65%, 09/01/49 (Call 03/01/24)(a)(b)	1,425	1,470,201

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/23 (Call 11/15/22)	$2,000	$2,116,366
Series A, 5.25%, 11/15/38 (PR 11/15/21)	4,595	4,642,962
Series A-1, 5.00%, 11/15/24	2,000	2,287,499
Series A-2, 5.00%, 11/15/23	1,265	1,393,661
Series B, 5.00%, 11/15/22	1,725	1,823,790
Series B, 5.00%, 11/15/23	3,135	3,453,902
Series B, 5.00%, 11/15/24	1,600	1,829,999
Series B, 5.00%, 11/15/25	2,275	2,693,986
Series B-1, 2.00%, 11/01/21	7,500	7,523,318
Series B-1, 5.00%, 05/15/22	1,500	1,550,307
Series B-2, 3.00%, 11/01/22	7,270	7,512,487
Series C, 5.00%, 11/15/21	2,000	2,019,602
Series C, 5.00%, 11/15/22	1,390	1,469,587
Series C, 5.00%, 11/15/25 (PR 11/15/24)	2,175	2,508,885
Series C-1, 5.00%, 11/15/23	565	622,465
Series C-1, 5.00%, 11/15/24	13,600	15,553,084
Series C-1, 5.00%, 11/15/25	3,530	4,180,119
Series C-1, 5.00%, 11/15/26	7,500	9,120,020
Series D, 5.00%, 11/15/21	11,280	11,390,553
Series D, 5.25%, 11/15/41 (PR 11/15/21)	1,000	1,010,438
Series D-1, 5.00%, 11/01/22	3,560	3,757,361
Series D-1, VRDN,5.00%, 11/15/34(a)(b)	5,000	5,698,214
Series E, 5.00%, 11/15/22	3,755	3,970,047
Series F, 5.00%, 11/15/22	1,790	1,892,513
Series F, 5.00%, 11/15/23 (Call 11/15/22)	1,040	1,099,019
Series F, 5.00%, 11/15/24 (Call 11/15/22)	5,965	6,298,033
Series F, 5.00%, 11/15/25	1,880	2,226,223
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,085	1,148,754
New York City Transitional Finance Authority Building Aid Revenue RB 5.00%, 07/15/22 (SAW)	450	469,127
Series 2018, 5.00%, 07/15/23	330	359,281
Series 2019, 5.00%, 07/15/23	360	392,664
Series S1, 5.00%, 07/15/23 (Call 07/15/22) (SAW)	30	31,269
Series S-1, 5.00%, 07/15/24 (SAW)	2,645	3,010,528
Series S-1, 5.00%, 07/15/25 (SAW)	120	141,834
Series S2, 5.00%, 07/15/25 (Call 07/15/22) (SAW)	120	125,101
Series S-3, 5.00%, 07/15/24 (SAW)	1,205	1,371,058
Series S-3, 5.00%, 07/15/25 (SAW)	475	561,130
New York City Transitional Finance Authority Future Tax Secured Revenue RB 3.00%, 11/01/22	225	232,550
5.00%, 11/01/21	1,765	1,779,286
5.00%, 08/01/22	1,690	1,765,815
5.00%, 11/01/22	7,710	8,148,004
5.00%, 11/01/23	5,950	6,572,801
5.00%, 11/01/24	7,430	8,551,410
5.00%, 08/01/25	505	597,417
5.00%, 11/01/25	895	1,068,006
5.00%, 11/01/26	8,965	11,038,745
Series 13, 5.00%, 11/01/21	375	378,035
Series 21- A, 5.00%, 11/01/21	3,000	3,024,282
Series 21- A, 5.00%, 11/01/22	180	190,226
Series A, 5.00%, 11/01/21	555	559,492
Series A, 5.00%, 08/01/25 (Call 08/01/22)	30	31,337
Series A-1, 5.00%, 11/01/21	385	388,116
Series A-1, 5.00%, 05/01/22	3,230	3,335,555
Series A-1, 5.00%, 08/01/22	5,050	5,276,548

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A-1, 5.00%, 11/01/22 (Call 11/01/21)	$715	$720,739
Series A-1, 5.00%, 08/01/23	4,965	5,426,039
Series A-1, 5.00%, 05/01/24	2,410	2,719,065
Series A-1, 5.00%, 08/01/24	6,785	7,733,409
Series A-1, 5.00%, 08/01/25	1,185	1,401,859
Series A-3, 5.00%, 08/01/23	3,090	3,376,931
Series A-4, VRDN,0.01%, 08/01/45 (Put 08/31/21)(a)(b)	15,000	15,000,000
Series B, 5.00%, 11/01/21	1,115	1,124,025
Series B, 5.00%, 11/01/22	305	322,327
Series B, 5.00%, 11/01/23 (Call 11/01/22)	1,245	1,315,879
Series B, 5.00%, 11/01/24 (Call 11/01/22)	700	739,767
Series B, 5.00%, 11/01/25 (Call 11/01/22)	665	702,698
Series C, 5.00%, 11/01/21	3,025	3,049,484
Series C, 5.00%, 11/01/22	2,345	2,478,219
Series C, 5.00%, 11/01/23	1,500	1,657,008
Series C, 5.00%, 11/01/24	85	97,829
Series C, 5.00%, 11/01/25	1,025	1,223,135
Series C, 5.00%, 11/01/25 (Call 05/01/25)	330	386,654
Series C1, 5.00%, 05/01/22	3,000	3,098,039
Series D-1, 5.00%, 11/01/23 (Call 11/01/22)	670	675,378
Series F-1, 5.00%, 05/01/22	525	542,157
Series F-1, 5.00%, 05/01/23 (Call 05/01/22)	40	41,292
Series F-1, 5.00%, 02/01/25 (Call 02/01/23)	300	320,530
New York City Water & Sewer System RB 5.00%, 06/15/25	170	200,409
Series AA-2, 5.00%, 06/15/23	1,690	1,836,462
Series BB2, 4.00%, 06/15/23	1,060	1,133,443
Series BB2, 4.00%, 06/15/24	1,395	1,543,848
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	6,710	7,454,017
Series CC, 5.00%, 06/15/23 (Call 12/15/21)	1,220	1,237,039
Series CC, VRDN,0.01%, 06/15/41 (Put 09/07/21)(a)(b)	1,700	1,700,000
Series CC-2, 5.00%, 06/15/22	18,385	19,092,697
Series CC-2, 5.00%, 06/15/24 (Call 12/15/22)	1,665	1,769,419
Series CC-2, 5.00%, 06/15/25	695	819,319
Series DD, 0.01%, 06/15/43 (Put 08/31/21)(a)(b)	15,000	15,000,000
Series DD, 5.00%, 06/15/25	7,910	9,324,908
Series DD, 5.00%, 06/15/26	3,400	4,146,867
Series DD-2, 5.00%, 06/15/22	7,455	7,740,753
Series DD-2, 5.00%, 06/15/24 (Call 12/15/22)	890	945,935
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	335	372,145
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	4,900	5,669,139
New York Municipal Bond Bank Agency RB 5.00%, 12/01/22 (SAW)	155	164,510
Series A, 5.00%, 12/01/21 (SAW)	1,025	1,037,513
New York State Dormitory Authority RB 5.00%, 05/15/22	100	103,445
5.00%, 05/15/24 (Call 05/15/22)	3,765	3,894,143
5.00%, 10/01/25	2,025	2,412,272
Series 1, 5.00%, 03/15/25	1,740	2,030,934
Series 2015, 5.00%, 03/15/26 (Call 09/15/25)	1,045	1,240,597
Series 2015 B-A, 5.00%, 03/15/23	665	714,713
Series 2015B-A, 5.00%, 03/15/22	11,235	11,532,172
Series A, 4.00%, 12/15/22	1,200	1,259,975
Series A, 5.00%, 10/01/21	1,545	1,551,148
Series A, 5.00%, 10/01/21 (SAW)	140	140,556
Series A, 5.00%, 12/15/21	3,915	3,970,302
Series A, 5.00%, 02/15/22	8,640	8,833,042
Series A, 5.00%, 03/15/22	12,070	12,389,260
Series A, 5.00%, 10/01/22	1,150	1,211,210
Series A, 5.00%, 10/01/22 (SAW)	705	742,525

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 12/15/22	$1,040	$1,104,955
Series A, 5.00%, 02/15/23	3,450	3,692,356
Series A, 5.00%, 03/15/23	9,130	9,812,502
Series A, 5.00%, 05/15/23 (Call 05/15/22)	650	672,356
Series A, 5.00%, 10/01/23 (SAW)	50	54,939
Series A, 5.00%, 12/15/23 (Call 12/15/22)	1,730	1,838,728
Series A, 5.00%, 12/15/23 (PR 12/15/22)	2,235	2,373,920
Series A, 5.00%, 02/15/24	2,970	3,322,527
Series A, 5.00%, 03/15/24	21,505	24,141,229
Series A, 5.00%, 03/15/24 (Call 03/15/23)	710	763,078
Series A, 5.00%, 07/01/24	1,910	2,165,580
Series A, 5.00%, 07/01/24 (Call 07/01/23)	500	543,226
Series A, 5.00%, 10/01/24 (SAW)	335	382,655
Series A, 5.00%, 12/15/24 (Call 12/15/22)	1,515	1,610,012
Series A, 5.00%, 02/15/25	375	436,031
Series A, 5.00%, 02/15/25 (Call 02/15/24)	4,335	4,844,968
Series A, 5.00%, 03/15/25	10,705	12,494,143
Series A, 5.00%, 03/15/25 (Call 03/15/24)	100	112,150
Series A, 5.00%, 03/15/25 (PR 03/15/23)	1,640	1,762,523
Series A, 5.00%, 05/15/25 (Call 05/15/22)	400	413,662
Series A, 5.00%, 12/15/25 (Call 12/15/22)	15,700	16,669,869
Series A, 5.00%, 02/15/26	2,900	3,493,594
Series A, 5.00%, 03/15/26	4,400	5,315,191
Series A, 5.00%, 03/15/26 (Call 03/15/25)	1,780	2,075,945
Series A, 5.00%, 03/15/28 (PR 03/15/23)	215	231,062
Series A, 5.00%, 02/15/36 (PR 02/15/23)	12,000	12,847,919
Series A, 5.00%, 03/15/43 (PR 03/15/23)	10,000	10,747,092
Series A, 5.50%, 05/15/22 (AMBAC)	200	207,635
Series B, 5.00%, 03/15/22	1,715	1,760,363
Series B, 5.00%, 02/15/23	10,105	10,814,204
Series B, 5.00%, 03/15/23 (Call 03/15/22)	100	102,638
Series B, 5.00%, 02/15/24	1,005	1,124,086
Series B, 5.00%, 02/15/25	260	302,529
Series C, 5.00%, 03/15/22	3,160	3,243,584
Series C, 5.00%, 03/15/23	7,090	7,619,857
Series C, 5.00%, 03/15/24	15,795	17,729,510
Series C, 5.00%, 03/15/25	1,450	1,692,445
Series C, 5.00%, 03/15/25 (Call 03/15/24)	750	841,123
Series C, 5.00%, 03/15/26	100	120,800
Series D, 5.00%, 02/15/22	550	562,238
Series D, 5.00%, 02/15/23	7,855	8,410,034
Series D, 5.00%, 02/15/24	4,175	4,670,293
Series D, 5.00%, 02/15/25	6,715	7,813,521
Series D, 5.00%, 02/15/26	2,090	2,517,797
Series E, 5.00%, 03/15/22	5,765	5,917,487
Series E, 5.00%, 02/15/23	2,735	2,928,491
Series E, 5.00%, 03/15/23	1,550	1,665,806
Series E, 5.00%, 03/15/24	2,795	3,138,006
Series E, 5.00%, 02/15/25	2,850	3,316,186
Series E, 5.00%, 03/15/25	130	151,731
Series E, 5.00%, 03/15/26	285	344,279
Series E, 5.00%, 03/15/26 (Call 09/15/25)	2,965	3,508,176
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 06/15/22	395	410,280
Series A, 5.00%, 06/15/23	3,190	3,468,523
Series A, 5.00%, 06/15/23 (Call 06/15/22)	830	861,911
Series A, 5.00%, 06/15/24 (Call 06/15/22)	1,670	1,734,332
Series D, 5.00%, 06/15/22	175	181,770

86	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/22	$1,620	$1,666,303
Series A, 5.00%, 04/01/23 (Call 04/01/22)	460	473,000
New York State Thruway Authority RB
Series A, 5.00%, 03/15/23 (Call 09/15/22)	2,785	2,789,874
Series A, 5.00%, 03/15/25 (Call 09/15/22)	240	240,420
Series A-1, 5.00%, 03/15/23	5,495	5,905,790
Series A-1, 5.00%, 03/15/25	4,935	5,754,445
Series A-1, 5.00%, 03/15/26	5,000	6,022,463
Series I, 5.00%, 01/01/23 (Call 01/01/22)	35	35,555
Series I, 5.00%, 01/01/26 (PR 01/01/22)	225	228,650
Series I, 5.00%, 01/01/37 (PR 01/01/22)	15,230	15,477,075
Series I, 5.00%, 01/01/42 (PR 01/01/22)	1,415	1,437,955
Series J, 5.00%, 01/01/24	740	822,311
Series J, 5.00%, 01/01/25 (Call 01/01/24)	2,515	2,796,620
Series K, 5.00%, 01/01/23	165	175,518
Series K, 5.00%, 01/01/24	310	344,482
Series L, 5.00%, 01/01/22	765	777,249
Series L, 5.00%, 01/01/23	2,105	2,239,190
Series L, 5.00%, 01/01/24	100	111,123
Series L, 5.00%, 01/01/26	1,150	1,372,940
New York State Urban Development Corp. RB 5.00%, 03/15/24	6,340	7,115,865
5.00%, 03/15/25	3,060	3,569,285
5.00%, 03/15/25 (Call 03/15/24)	130	145,865
5.00%, 03/15/26	5,530	6,669,143
Series A, 5.00%, 03/15/22	19,230	19,737,525
Series A, 5.00%, 03/15/23	11,490	12,348,959
Series A, 5.00%, 03/15/24	11,555	12,969,057
Series A, 5.00%, 03/15/25	3,055	3,563,453
Series A, 5.00%, 03/15/26	4,605	5,553,599
Series A-1, 5.00%, 03/15/22	1,960	2,011,735
Series A-2, 5.50%, 03/15/23 (NPFGC)	185	200,249
Series A-2, 5.50%, 03/15/24 (NPFGC)	3,835	4,352,822
Series C, 5.00%, 03/15/23	490	526,631
Series C, 5.00%, 03/15/24 (Call 03/15/23)	11,260	12,096,325
Series C-1, 5.00%, 03/15/26	875	1,055,244
Series D, 5.00%, 03/15/22	3,880	3,982,415
Series D, 5.00%, 03/15/23	450	483,641
Series D, 5.00%, 03/15/24 (Call 03/15/23)	6,925	7,439,347
Series E, 5.00%, 03/15/23	14,960	16,078,366
Series E, 5.00%, 03/15/24	3,745	4,203,299
Series E, 5.00%, 03/15/24 (Call 03/15/23)	1,925	2,067,977
Series E, 5.00%, 03/15/25	5,175	6,036,290
Series E, 5.00%, 03/15/26	10,000	12,059,933
Series E, 5.00%, 03/15/26 (Call 03/15/23)	5,200	5,586,225
Port Authority of New York & New Jersey RB
Series 179, 5.00%, 12/01/21	2,400	2,428,934
Series 179, 5.00%, 12/01/22	1,085	1,150,726
Series 179, 5.00%, 12/01/23	180	199,458
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	100	117,008
Series 194, 5.00%, 10/15/25	515	612,914
Series 195, 5.00%, 10/15/26 (Call 10/15/25)	180	213,978
Series 205, 5.00%, 11/15/24	570	656,399
Series 205, 5.00%, 11/15/25	1,220	1,456,048
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/21	6,055	6,090,421
Series A, 5.00%, 10/15/22	2,035	2,146,296
Series A, 5.00%, 10/15/23	4,830	5,325,508

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 10/15/24	$1,320	$1,517,378
Series A, 5.00%, 10/15/25 (PR 10/15/24)	375	431,073
Triborough Bridge & Tunnel Authority RB 5.50%, 11/15/21 (NPFGC)	1,935	1,956,056
Series A, 5.00%, 11/15/22	3,565	3,772,885
Series A, 5.00%, 11/15/23	545	602,910
Series A, 5.00%, 11/15/23 (Call 05/15/23)	2,260	2,430,890
Series A, 5.00%, 11/15/24	505	581,547
Series A, 5.00%, 11/15/24 (Call 05/15/23)	5,355	5,782,821
Series A, 5.00%, 01/01/25 (PR 01/01/22)	200	203,245
Series A, 5.00%, 11/01/25	2,160	2,573,578
Series A, 5.00%, 01/01/28 (PR 01/01/22)	250	254,056
Series A, 5.25%, 01/01/28 (PR 01/01/22)	830	844,151
Series A-2, 2.00%, 05/15/45Put(a)	3,850	4,074,308
Series B, 4.00%, 11/15/21	710	715,656
Series B, 5.00%, 11/15/21	1,595	1,610,939
Series B, 5.00%, 11/15/22	1,170	1,238,959
Series B, 5.00%, 11/15/23 (Call 11/15/22)	5,535	5,856,375
Series B, 5.00%, 11/15/24 (Call 11/15/22)	3,160	3,342,686
Series B, 5.50%, 01/01/30 (PR 01/01/22)	8,990	9,150,696
Series B-1, 5.00%, 11/15/22	590	624,774
Series B-2, 5.00%, 05/15/50(a)	2,000	2,415,107
Series C-1, 5.00%, 11/15/25	5,140	6,132,122
Series C-1, 5.00%, 11/15/26	250	307,747
Utility Debt Securitization Authority RB
Series A, 5.00%, 06/15/25 (Call 06/15/23)	6,625	7,197,196
Series A, 5.00%, 12/15/25 (Call 12/15/23)	425	471,711
Series B, 5.00%, 12/15/23 (Call 12/15/21)	20	20,281
Series B, 5.00%, 06/15/24 (Call 06/15/22)	20	20,770
Series B, 5.00%, 12/15/24 (Call 12/15/22)	1,935	2,056,612

		1,101,972,800

North Carolina — 4.4%
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/23	4,300	4,685,485
City of Raleigh NC Combined Enterprise System Revenue RB, Series B, VRDN,0.02%, 03/01/35 (Put 09/07/21)(a)(b)	14,300	14,300,000
City of Winston-Salem NC Water & Sewer System Revenue RB
Series A, 5.00%, 06/01/23	1,000	1,085,254
Series A, 5.00%, 06/01/26	5,025	6,115,929
County of Guilford NC GO 5.00%, 03/01/22	3,205	3,283,466
5.00%, 03/01/24	4,240	4,752,071
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	4,110	4,160,070
County of Wake NC GO
Series A, 5.00%, 03/01/22	3,035	3,109,459
Series A, 5.00%, 03/01/24	1,000	1,120,771
Series C, 5.00%, 03/01/22	6,265	6,418,701
Series C, 5.00%, 03/01/23	10,105	10,846,293
Series C, 5.00%, 03/01/24	3,415	3,827,434
Series C, 5.00%, 03/01/25	2,435	2,838,613
State of North Carolina GO
Series A, 5.00%, 06/01/22	7,180	7,444,042
Series A, 5.00%, 06/01/23	6,235	6,767,708
Series A, 5.00%, 06/01/24	9,900	11,210,696
Series A, 5.00%, 06/01/25	10,025	11,793,562
Series A, 5.00%, 06/01/26	17,140	20,861,099
Series B, 5.00%, 06/01/22	530	549,491
Series B, 5.00%, 06/01/23	40	43,417
Series B, 5.00%, 06/01/24	12,455	14,103,960

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
Series B, 5.00%, 06/01/25	$970	$1,141,123
Series C, 4.00%, 05/01/22	3,740	3,837,404
Series C, 5.00%, 05/01/22	3,305	3,413,006
Series D, 4.00%, 06/01/22	2,270	2,336,177
Series D, 4.00%, 06/01/23	1,540	1,644,700
State of North Carolina RB 5.00%, 03/01/22	5,285	5,410,037
5.00%, 03/01/23	3,505	3,757,706
5.00%, 03/01/24	1,030	1,154,119
5.00%, 03/01/25	3,585	4,173,758
5.00%, 03/01/26	1,600	1,923,378
Series A, 5.00%, 05/01/23	15,710	16,989,063
Series A, 5.00%, 05/01/24	13,395	15,116,645
Series B, 5.00%, 11/01/21	12,525	12,626,166
Series B, 5.00%, 05/01/22	565	583,464
Series B, 5.00%, 05/01/23	8,535	9,229,894
Series B, 5.00%, 05/01/24	115	129,781
Series B, 5.00%, 06/01/24	5,315	6,018,671
Series B, 5.00%, 05/01/25	10,455	12,254,086
Series B, 5.00%, 06/01/25	3,445	4,049,926
Series C, 5.00%, 05/01/22	8,780	9,066,927
Series C, 5.00%, 05/01/23	450	486,638
Series C, 5.00%, 05/01/24	625	705,331
Series C, 5.00%, 05/01/26 (Call 05/01/24)	500	563,121
Town of Cary NC, 5.00%, 09/01/26	4,590	5,615,643
Town of Cary NC Combined Utility Systems Revenue RB, 5.00%, 12/01/42 (PR 12/01/22)	2,000	2,121,598

		263,665,883

Ohio — 2.2%
American Municipal Power Inc. RB 5.00%, 02/15/24	650	725,445
5.00%, 02/15/25	1,285	1,488,276
City of Columbus OH GO
Series 1, 5.00%, 07/01/23	1,645	1,791,834
Series 1, 5.00%, 07/01/25	110	129,562
Series 1, 5.00%, 07/01/26	425	517,511
Series 2017-1, 5.00%, 04/01/24	8,770	9,863,223
JobsOhio Beverage System RB, Series A, 5.00%, 01/01/38 (PR 01/01/23)	3,000	3,194,158
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/49 (PR 11/15/24)	935	1,078,207
Ohio Turnpike & Infrastructure Commission RB, Series A-1, 5.00%, 02/15/48 (PR 02/15/23)	5,175	5,535,947
Ohio Water Development Authority Water Pollution Control Loan Fund RB 5.00%, 12/01/21	5,390	5,455,800
5.00%, 06/01/22	2,285	2,368,854
5.00%, 12/01/22	795	843,572
5.00%, 06/01/23	3,465	3,760,405
5.00%, 12/01/23	3,405	3,777,151
Series 2015-A, 5.00%, 06/01/23	1,575	1,709,275
Series 2015-A, 5.00%, 12/01/23	400	443,718
Series 2015-A, 5.00%, 06/01/24	205	232,141
Series 2015-A, 5.00%, 12/01/24	1,565	1,807,450
Series 2015-A, 5.00%, 06/01/25	5,360	6,303,387
Series 2015-A, 5.00%, 12/01/25	2,475	2,961,802
Series B, 5.00%, 06/01/22	2,100	2,177,065
State of Ohio GO
Series A, 5.00%, 09/15/21	3,225	3,230,741
Series A, 5.00%, 09/01/22	4,940	5,182,306

Security	Par (000)	Value

Ohio (continued)
Series A, 5.00%, 09/15/22	$1,000	$1,050,946
Series A, 5.00%, 12/15/22	2,545	2,705,632
Series A, 5.00%, 09/15/23	1,570	1,725,579
Series A, 5.00%, 12/15/23	5,440	6,040,546
Series A, 5.00%, 09/15/24	275	314,870
Series A, 5.00%, 12/15/24	2,645	3,057,346
Series A, 5.00%, 09/15/25	275	326,595
Series B, 5.00%, 09/15/23	475	522,070
Series B, 5.00%, 08/01/24	10,085	11,491,514
Series B, 5.00%, 09/15/24	105	120,223
Series B, 5.00%, 08/01/25	8,830	10,442,133
Series B, 5.00%, 09/15/25	2,670	3,170,939
Series C, 5.00%, 09/15/21	2,000	2,003,560
Series C, 5.00%, 08/01/25	310	366,598
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	705	727,920
Series T, 5.00%, 11/01/23	5,325	5,882,380
Series U, 5.00%, 05/01/25	2,570	3,012,243
Series U, 5.00%, 05/01/26	8,970	10,874,134
State of Ohio RB
Series 1, 5.00%, 12/15/22	1,115	1,184,777
Series 1, 5.00%, 12/15/23	250	277,599
Series 2, 5.00%, 12/15/24	950	1,098,101

		130,973,535

Oklahoma — 0.0%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	1,475	1,600,206
Oklahoma Turnpike Authority RB
Series D, 4.00%, 01/01/23	760	799,402
Series D, 5.00%, 01/01/24	500	555,988

		2,955,596

Oregon — 1.0%
City of Portland OR Sewer System Revenue RB
Series B, 5.00%, 06/15/22	2,255	2,342,050
Series B, 5.00%, 06/15/23	2,235	2,428,456
Multnomah County School District No. 1 Portland/OR GO 5.00%, 06/15/23 (GTD)	10,000	10,871,228
5.00%, 06/15/25 (GTD)	5,035	5,921,036
Oregon State Lottery RB
Series A, 5.00%, 04/01/26 (Call 04/01/25) (MORAL OBLG)	1,550	1,806,410
Series C, 5.00%, 04/01/23	2,450	2,639,200
Series C, 5.00%, 04/01/24	4,720	5,301,846
Series D, 5.00%, 04/01/26 (Call 04/01/25) (MORAL OBLG)	5,460	6,363,225
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/22	1,440	1,524,873
Series A, 5.00%, 11/15/23	3,340	3,695,683
Series A, 5.00%, 11/15/24	10,805	12,439,048
Series A, 5.00%, 11/15/25	260	310,185
Series A, 5.00%, 11/15/25 (Call 11/15/24)	800	920,985
Series A, 5.00%, 11/15/26	125	153,946
Series A, 5.00%, 11/15/30 (PR 11/15/24)	2,170	2,502,363
Series A, 5.00%, 11/15/38 (PR 11/15/23)	460	508,936
State of Oregon GO
Series A, 5.00%, 05/01/24	500	564,264
Series H, 5.00%, 05/01/23	325	351,404

		60,645,138

Pennsylvania — 3.0%
Allegheny County Sanitary Authority RB, 5.00%, 12/01/22	1,940	2,056,763

88	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
City of Philadelphia PA GO
Series A, 5.00%, 08/01/23	$4,070	$4,448,755
Series A, 5.00%, 05/01/24	1,720	1,935,175
Series A, 5.00%, 08/01/24	2,640	2,999,907
Series A, 5.00%, 08/01/25	2,165	2,551,005
Commonwealth of Pennsylvania GO 5.00%, 07/15/22	19,555	20,393,223
First Series, 5.00%, 11/15/21	455	459,556
First Series, 5.00%, 04/01/22	1,835	1,887,557
First Series, 5.00%, 07/01/22	2,130	2,217,230
First Series, 5.00%, 08/15/22	2,065	2,161,779
First Series, 5.00%, 01/01/23	2,715	2,891,848
First Series, 5.00%, 03/01/23	5,265	5,650,410
First Series, 5.00%, 03/15/23	500	537,540
First Series, 5.00%, 04/01/23	2,125	2,289,102
First Series, 5.00%, 06/01/23 (PR 06/01/22)	320	331,684
First Series, 5.00%, 08/15/23	8,145	8,919,805
First Series, 5.00%, 01/01/24	3,605	4,006,883
First Series, 5.00%, 03/01/24	5,250	5,875,639
First Series, 5.00%, 03/15/24	425	476,406
First Series, 5.00%, 04/01/24 (PR 04/01/23)	75	80,753
First Series, 5.00%, 06/15/24	1,420	1,607,994
First Series, 5.00%, 07/01/24	975	1,106,060
First Series, 5.00%, 08/15/24	1,540	1,755,554
First Series, 5.00%, 09/15/24	1,140	1,303,783
First Series, 5.00%, 11/15/24 (PR 11/15/21)	150	151,490
First Series, 5.00%, 01/01/25	20,075	23,214,306
First Series, 5.00%, 02/01/25 (AGM)	1,120	1,301,620
First Series, 5.00%, 06/01/25 (PR 06/01/22)	3,985	4,130,502
First Series, 5.00%, 08/15/25	4,545	5,374,248
First Series, 5.00%, 09/15/25	1,700	2,015,939
First Series, 5.00%, 01/01/26	940	1,124,912
First Series 2020, 5.00%, 05/01/23	2,500	2,703,105
Second Series, 5.00%, 09/15/21	13,080	13,103,333
Second Series, 5.00%, 10/15/21	120	120,708
Second Series, 5.00%, 01/15/22	13,535	13,781,809
Second Series, 5.00%, 09/15/22	320	336,303
Second Series, 5.00%, 10/15/22	85	89,676
Second Series, 5.00%, 09/15/23	3,180	3,491,006
Second Series, 5.00%, 10/15/23	580	638,977
Second Series, 5.00%, 01/15/24	1,220	1,358,195
Second Series, 5.00%, 09/15/24	675	771,977
Second Series, 5.00%, 10/15/24 (Call 10/15/23)	650	716,972
Second Series, 5.00%, 09/15/25	560	664,074
Second Series, 5.00%, 10/15/25 (Call 10/15/23)	285	314,365
Delaware River Port Authority RB
Series B, 5.00%, 01/01/22	310	314,974
Series B, 5.00%, 01/01/23	1,700	1,808,844
Series B, 5.00%, 01/01/24	565	627,565
Series B, 5.00%, 01/01/25	480	554,196
Series B, 5.00%, 01/01/26	930	1,110,733
Pennsylvania Economic Development Financing Authority RB, 5.00%, 03/01/34 (PR 03/01/22)	4,090	4,188,558
Pennsylvania Turnpike Commission RB 5.00%, 12/01/22	775	821,947
5.00%, 12/01/25	160	191,245
Series A, 5.00%, 12/01/23	15	16,625
Series A-1, 5.00%, 12/01/23	190	210,584
Series A-2, 5.00%, 12/01/26	815	1,006,016
Series C, 5.00%, 12/01/43 (PR 12/01/23)	10,050	11,140,670

Security	Par (000)	Value

Pennsylvania (continued)
Township of Lower Merion PA GO, Series A, 5.00%, 01/15/25	$1,380	$1,597,582
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	2,975	3,434,910

		180,372,377

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/24	4,230	4,787,480

South Carolina — 0.5%
Charleston Educational Excellence Finance Corp. RB 5.00%, 12/01/24 (Call 12/01/23)	1,080	1,195,909
5.00%, 12/01/27 (PR 12/01/23)	2,500	2,768,322
County of Richland SC GO, Series A, 5.00%, 03/01/22 (SAW)	1,300	1,331,761
Greenville County School District RB, 5.50%, 12/01/21	250	253,361
South Carolina Public Service Authority RB
Series A, 5.00%, 12/01/26	625	767,113
Series B, 5.00%, 12/01/24	1,000	1,151,049
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/23	500	550,158
Series A, 5.00%, 10/01/24	2,225	2,550,464
Series B, 5.00%, 10/01/21	1,520	1,525,911
State of South Carolina GO
Series A, 5.00%, 04/01/22 (SAW)	4,680	4,813,764
Series A, 5.00%, 10/01/22	1,350	1,421,704
Series A, 5.00%, 04/01/24	10,715	12,053,642

		30,383,158

Tennessee — 1.3%
City of Memphis TN GO 5.00%, 05/01/23	3,095	3,343,194
5.00%, 05/01/24	3,750	4,228,766
County of Hamilton TN GO, Series A, 5.00%, 01/01/26	6,960	8,352,372
County of Shelby TN GO, Series A, 5.00%, 03/01/23	710	761,862
Metropolitan Government of Nashville & Davidson County TN GO 5.00%, 07/01/22	1,380	1,436,396
5.00%, 07/01/23	6,175	6,727,380
5.00%, 07/01/23 (PR 07/01/22)	1,375	1,430,802
5.00%, 01/01/24	3,100	3,447,126
5.00%, 07/01/26	125	152,209
Series A, 5.00%, 07/01/22	10,000	10,408,668
Series A, 5.00%, 07/01/23	13,425	14,625,924
Series A, 5.00%, 01/01/26 (PR 01/01/23)	5,215	5,552,511
Series A, 5.00%, 01/01/28 (PR 01/01/23)	50	53,236
Series A, 5.00%, 01/01/32 (PR 01/01/23)	120	127,766
Series A, 5.00%, 01/01/33 (PR 01/01/23)	4,920	5,238,419
State of Tennessee GO
Series A, 4.00%, 08/01/24 (PR 08/01/22)	2,380	2,464,542
Series A, 5.00%, 08/01/22	8,180	8,548,511
Series A, 5.00%, 08/01/28 (PR 08/01/25)	2,230	2,638,463

		79,538,147

Texas — 7.7%
Board of Regents of the University of Texas System RB
Series A, 5.00%, 08/15/22	1,125	1,177,724
Series A, 5.00%, 08/15/23	3,130	3,427,746
Series B, 5.00%, 08/15/22	2,190	2,292,637
Series B, 5.00%, 08/15/25	220	260,044
Series B, 5.00%, 08/15/26	535	653,064

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series B, 5.38%, 08/15/23	$705	$777,219
Series C, 5.00%, 08/15/24	280	319,103
Series C, 5.00%, 08/15/25	1,925	2,275,389
Series D, 5.00%, 08/15/24	4,595	5,236,700
Series I, 5.00%, 08/15/22	1,000	1,046,866
Series I, 5.00%, 08/15/23	1,405	1,538,653
Series I, 5.00%, 08/15/24	2,205	2,512,932
Series J, 5.00%, 08/15/23	200	219,025
Series J, 5.00%, 08/15/24	2,885	3,287,895
Series J, 5.00%, 08/15/25	230	271,865
Carrollton-Farmers Branch Independent School District GO, 5.00%, 02/15/23 (PSF)	500	535,373
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/42 (PR 01/01/23)	9,620	10,242,599
Central Texas Turnpike System RB, Series A, 5.00%, 08/15/41 (PR 08/15/22)	24,985	26,148,127
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/23	535	589,260
Series A, 5.00%, 10/01/24	2,165	2,480,246
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/23	1,415	1,515,536
City of Frisco TX GOL, Series A, 5.00%, 02/15/24	1,250	1,397,377
City of Houston TX Combined Utility System Revenue RB
Series C, 5.00%, 05/15/22	1,295	1,339,701
Series C, 5.00%, 05/15/23	1,140	1,234,750
Series C, 5.00%, 05/15/24	3,655	4,130,298
Series C, 5.00%, 05/15/25 (Call 05/15/24)	5,260	5,948,599
Series D, 5.00%, 11/15/33 (PR 11/15/21)	2,000	2,019,862
City of Houston TX GOL
Series A, 5.00%, 03/01/23	1,980	2,124,940
Series A, 5.00%, 03/01/24	1,000	1,120,237
City of San Antonio Texas Electric & Gas Systems Revenue RB
Series B, VRDN,2.00%, 02/01/33 (Put 12/01/21)(a)(b)	500	500,761
Series REF, 5.00%, 02/01/22	7,785	7,941,710
Series REF, 5.00%, 02/01/23	325	347,241
Series REF, 5.25%, 02/01/24	5,670	6,360,960
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/22	2,155	2,198,836
5.00%, 02/01/22 (ETM)	175	178,510
5.00%, 02/01/25 (Call 08/01/22)	150	156,672
Series A, VRDN,1.75%, 02/01/33(a)(b)	215	226,137
City of San Antonio TX GOL
5.00%, 08/01/22	5,000	5,224,778
5.00%, 02/01/23 (PR 08/01/22)	1,360	1,420,729
County of Harris TX GO
Series A, 5.00%, 10/01/24 (Call 10/01/22)	510	536,916
Series A, 5.00%, 10/01/25	2,180	2,589,095
County of Harris TX GOL
Series A, 5.00%, 10/01/21	1,420	1,425,663
Series A, 5.00%, 10/01/24 (Call 10/01/22)	2,905	3,058,318
County of Williamson TX GOL 4.00%, 02/15/26	10,000	11,593,440
5.00%, 02/15/24	20,000	22,363,274
Cypress-Fairbanks Independent School District GO 5.00%, 02/15/24 (PSF)	645	721,047
5.00%, 02/15/26 (PSF)	5,000	6,009,874
Series A, 5.00%, 02/15/24 (PSF)	460	514,235

Security	Par (000)	Value

Texas (continued)
Dallas Fort Worth International Airport RB, Series A, 5.00%, 11/01/24	$2,830	$3,253,254
Dallas Independent School District GO, 4.00%, 02/15/24 (PSF)	8,230	8,999,005
Fort Bend Independent School District GO, 5.00%, 08/15/22 (PSF)	1,000	1,046,669
Grand Parkway Transportation Corp. RB, Series B, VRDN,5.00%, 10/01/52 Put(a)(b)	2,080	2,276,311
Harris County Flood Control District RB, Series A, 5.00%, 10/01/23	5,000	5,499,378
Houston Independent School District GOL 5.00%, 02/15/22 (PSF)	1,800	1,840,050
5.00%, 02/15/25 (PSF)	1,655	1,926,116
Series A-2, VRDN,2.25%, 06/01/39 (PSF)(a)(b)	1,000	1,014,799
Leander Independent School District GO
Series A, 0.00%, 08/15/34 (PR 08/15/22) (PSF)(c)	350	208,699
Series C, 0.00%, 08/15/42 (PR 08/15/24) (PSF)(c)	5,000	1,912,083
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(c)	7,000	2,375,587
Series C, 0.00%, 08/15/47 (PR 08/15/24) (PSF)(c)	275	77,885
Lewisville Independent School District GO 0.00%, 08/15/22 (PSF)(c)	1,425	1,423,531
5.00%, 08/15/23	1,865	2,042,411
Series B, 5.00%, 08/15/25	7,530	8,907,130
Lower Colorado River Authority RB, 5.00%, 05/15/23	3,500	3,786,508
North Texas Tollway Authority RB 5.00%, 01/01/24	270	299,898
Series A, 5.00%, 01/01/22	3,585	3,642,525
Series A, 5.00%, 01/01/23	1,570	1,670,957
Series A, 5.00%, 01/01/24	7,675	8,524,890
Series A, 5.00%, 01/01/25	2,070	2,390,715
Series A, 5.00%, 01/01/25 (Call 01/01/23)	325	345,763
Series A, 5.00%, 01/01/25 (Call 01/01/24)	330	366,952
Series A, 5.00%, 01/01/26 (Call 01/01/24)	4,520	5,013,800
Series A, 5.50%, 09/01/36 (PR 09/01/21)	2,240	2,240,000
Series B, 5.00%, 01/01/23	2,290	2,436,302
Series B, 5.00%, 01/01/24	1,665	1,848,961
Series B, 5.00%, 01/01/24 (Call 01/01/23)	765	813,980
Series B, 5.00%, 01/01/25 (Call 01/01/23)	165	175,541
Series B, 5.00%, 01/01/26	105	125,455
Series B, 5.00%, 01/01/26 (Call 01/01/23)	1,000	1,063,471
Series D, 5.00%, 09/01/28 (PR 09/01/21)	8,190	8,190,000
Series D, 5.00%, 09/01/31 (PR 09/01/21)	2,880	2,880,000
Series D, 5.00%, 09/01/32 (PR 09/01/21)	5,320	5,320,000
Series D, 5.25%, 09/01/27 (PR 09/01/21)	2,540	2,540,000
Northside Independent School District GO, VRDN,2.75%, 08/01/48 Put (PSF)(a)(b)	1,000	1,045,151
Permanent University Fund - University of Texas System RB
Series A, VRDN,0.01%, 07/01/38 (Put 09/07/21)(a)(b)	3,530	3,530,000
Series B, 5.00%, 07/01/24	265	300,783
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,680	3,039,431
Plano Independent School District GO, Series A, 5.00%, 02/15/22 (PSF)	7,770	7,942,162
Richardson Independent School District GO, 5.00%, 02/15/22 (PSF)	1,750	1,788,938
Round Rock Independent School District GO, Series A, 5.00%, 08/01/22 (PSF)	90	94,003
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	1,070	1,195,874

90	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
San Antonio Water System RB 5.00%, 05/15/27 (PR 05/15/22)	$1,585	$1,638,972
Series A, VRDN,2.63%, 05/01/49(a)(b)	7,000	7,457,975
Series B, VRDN,2.00%, 05/01/44(a)(b)	800	816,314
Spring Branch Independent School District GO, 5.00%, 02/01/23 (PSF)	3,445	3,682,279
State of Texas GO 4.00%, 10/01/33 (PR 04/01/24)	145	159,333
5.00%, 10/01/21	3,050	3,062,137
5.00%, 04/01/22	3,215	3,307,083
5.00%, 10/01/22	4,460	4,697,390
5.00%, 10/01/22 (Call 10/01/21)	3,705	3,719,705
5.00%, 04/01/23	2,250	2,423,756
5.00%, 10/01/23	115	126,663
5.00%, 04/01/24	4,080	4,584,079
5.00%, 10/01/24 (Call 04/01/24)	9,140	10,286,936
5.00%, 04/01/25 (Call 04/01/24)	3,535	3,976,633
5.00%, 04/01/26	2,810	3,393,068
5.00%, 10/01/26 (PR 04/01/24)	7,055	7,933,985
5.00%, 10/01/34 (PR 04/01/24)	140	157,443
5.00%, 04/01/44 (PR 04/01/24)	210	236,164
Series A, 5.00%, 10/01/23	1,025	1,128,956
Series A, 5.00%, 10/01/22	20	21,065
Series A, 5.00%, 10/01/23	4,680	5,154,648
Series A, 5.00%, 10/01/24	640	733,616
Series A, 5.00%, 10/01/25 (Call 10/01/24)	3,000	3,448,835
Series A, 5.00%, 10/01/30 (PR 10/01/24)	420	481,882
Series A, 5.00%, 10/01/39 (PR 10/01/24)	14,025	16,091,401
Series A, 5.00%, 04/01/42 (PR 04/01/22)	15,225	15,657,862
Series A, 5.00%, 10/01/44 (PR 10/01/24)	1,130	1,296,491
Series B-1, 5.00%, 08/01/23	325	355,310
Texas A&M University RB, Series E, 5.00%, 05/15/25	4,595	5,393,224
Texas State University System RB, Series A, 5.00%, 03/15/25	4,765	5,546,236
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/21	9,165	9,201,396
First Series, 5.00%, 10/01/22	5,180	5,454,550
First Series, 5.00%, 10/01/23	3,750	4,129,499
First Series, 5.00%, 10/01/24	5,405	6,199,222
First Series, 5.00%, 10/01/25	1,810	2,151,283
Series A, 3.00%, 10/01/21	1,185	1,187,797
Series A, 5.00%, 10/01/21	8,080	8,112,087
Series A, 5.00%, 04/01/22	5,125	5,271,177
Series A, 5.00%, 04/01/23	4,150	4,470,483
Series A, 5.00%, 04/01/24	1,875	2,107,691
Series A, 5.00%, 10/01/24	175	200,715
Series A, 5.00%, 04/01/25 (Call 04/01/24)	6,145	6,900,812
Series A, 5.00%, 10/01/25	1,005	1,194,497
Series B, 4.00%, 04/01/26(a)	1,150	1,153,575
Texas Water Development Board RB
Series B, 5.00%, 04/15/23	4,220	4,553,796
Series B, 5.00%, 04/15/25	1,035	1,209,915

		455,374,867

Utah — 1.0%
Intermountain Power Agency RB, Series A, 5.00%, 07/01/22	2,280	2,372,393
State of Utah GO 5.00%, 07/01/22	5,135	5,344,410
5.00%, 07/01/23	3,965	4,318,920
5.00%, 07/01/24	1,025	1,164,655

Security	Par (000)	Value

Utah (continued)
Series B, 5.00%, 07/01/22	$2,070	$2,154,417
Series B, 5.00%, 07/01/23	4,555	4,961,583
Series B, 5.00%, 07/01/24	4,585	5,209,700
Series B, 5.00%, 07/01/25	7,010	8,277,217
University of Utah (The) RB
Series A, 5.00%, 08/01/25	1,030	1,216,286
Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	10,045	10,975,715
Utah Transit Authority RB
Series A, 5.00%, 06/15/30 (PR 06/15/25)	4,000	4,710,530
Series A, 5.00%, 06/15/37 (PR 06/15/25)	4,600	5,417,110
Series A, 5.00%, 06/15/38 (PR 06/15/25)	1,945	2,290,495

		58,413,431

Virginia — 3.2%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	6,300	6,934,856
City of Newport News VA GO, Series A, 4.00%, 02/01/24 (SAW)	1,530	1,671,967
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/23	870	944,171
Series B, 4.00%, 06/01/23	1,060	1,131,873
Series B, 5.00%, 06/01/22	1,060	1,098,899
Series B, 5.00%, 06/01/22 (ETM)	245	253,851
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	11,810	13,893,463
County of Arlington VA GO, Series A, 5.00%, 08/01/22 (SAW)	2,645	2,764,158
County of Chesterfield VA GO, Series B, 5.00%, 01/01/25	1,790	2,073,803
County of Fairfax VA GO
Series A, 4.00%, 10/01/21 (SAW)	1,000	1,003,158
Series A, 4.00%, 10/01/22	4,895	5,101,590
Series A, 5.00%, 10/01/22 (SAW)	7,000	7,371,013
Series B, 5.00%, 10/01/22 (SAW)	1,935	2,037,559
Series B, 5.00%, 04/01/23 (SAW)	4,185	4,508,185
Series B, 5.00%, 10/01/23 (SAW)	3,185	3,508,728
Series B, 5.00%, 04/01/24 (SAW)	5,160	5,803,219
Series B, 5.00%, 10/01/24 (SAW)	4,460	5,118,335
County of Henrico VA GO 5.00%, 08/01/24 (SAW)	5,165	5,888,589
Series A, 5.00%, 08/01/25 (SAW)	1,470	1,738,385
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/22	4,550	4,733,600
University of Virginia RB, Series A, 5.00%, 06/01/43 (PR 06/01/23)	5,530	5,997,812
Virginia College Building Authority RB
Series A, 5.00%, 02/01/22	1,310	1,336,759
Series A, 5.00%, 02/01/26	11,000	13,210,624
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,375	1,469,355
Series E, 5.00%, 02/01/23	6,715	7,178,498
Series E, 5.00%, 02/01/24	1,495	1,670,500
Series E, 5.00%, 02/01/25	1,525	1,770,596
Series E, 5.00%, 02/01/26	180	216,174
Virginia Commonwealth Transportation Board RB 5.00%, 05/15/22	2,665	2,757,184
5.00%, 09/15/23	1,160	1,273,449
5.00%, 09/15/23 (PR 03/15/23)	2,725	2,928,144
5.00%, 03/15/24	1,475	1,653,407
5.00%, 09/15/24	4,185	4,786,255
5.00%, 03/15/25	2,190	2,550,741
5.00%, 09/15/25	205	243,008
5.00%, 03/15/26	105	126,604
Series A, 5.00%, 05/15/23	1,090	1,180,790

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 05/15/24	$7,525	$8,492,635
Series A, 5.00%, 05/15/25	670	785,035
Series A, 5.00%, 05/15/26	120	145,467
Virginia Public Building Authority RB
Series A, 4.00%, 08/01/28 (PR 08/01/23)	8,675	9,313,050
Series B, 5.00%, 08/01/23	3,170	3,465,642
Series B, 5.00%, 08/01/24	2,055	2,342,894
Series B, 5.00%, 08/01/25	14,230	16,828,035
Series C, 5.00%, 08/01/24	100	113,978
Virginia Public School Authority RB 5.00%, 08/01/22 (SAW)	3,995	4,174,220
5.00%, 08/01/23 (SAW)	175	191,286
5.00%, 08/01/23 (Call 08/01/22)	20	20,897
5.00%, 08/01/23 (PR 08/01/22)	3,680	3,842,585
5.00%, 08/01/24 (SAW)	2,365	2,694,094
5.00%, 08/01/25	1,885	2,226,728
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/22	5,865	6,176,514

		188,742,362

Washington — 2.6%
County of King WA Sewer Revenue RB, Series A, VRDN,0.63%, 01/01/32 (Put 07/01/23)(a)(b)	3,065	3,071,574
Energy Northwest RB 5.00%, 07/01/22	4,070	4,235,629
5.00%, 07/01/23	110	119,755
5.00%, 07/01/24	8,090	9,187,319
5.00%, 07/01/25	8,840	10,426,897
Series A, 5.00%, 07/01/22	1,310	1,363,423
Series A, 5.00%, 07/01/23	1,600	1,741,890
Series A, 5.00%, 07/01/24	595	675,705
Series A, 5.00%, 07/01/25	450	530,781
Series C, 5.00%, 07/01/25	2,570	3,032,375
Series C-1, 5.00%, 07/01/25 (Call 07/01/24)	400	453,890
Spokane County School District No. 81 Spokane GO, 5.00%, 12/01/22 (GTD)	2,465	2,615,926
State of Washington GO 5.00%, 07/01/24 (Call 07/01/22)	660	686,632
5.00%, 07/01/25 (Call 07/01/22)	200	208,070
Series B, 5.00%, 07/01/22	3,330	3,466,086
Series B, 5.00%, 07/01/23	9,350	10,186,398
Series B, 5.00%, 07/01/24	2,415	2,743,304
Series C, 5.00%, 02/01/23	4,035	4,314,707
Series E, 5.00%, 06/01/26	5,910	7,180,620
Series R-2012C, 5.00%, 07/01/23 (Call 07/01/22)	1,335	1,389,212
Series R-2012-C, 5.00%, 07/01/24 (Call 07/01/22)	1,390	1,446,089
Series R-2013A, 5.00%, 07/01/23 (Call 07/01/22)	155	161,294
Series R-2013A, 5.00%, 07/01/24 (Call 07/01/22)	795	827,080
Series R-2015, 5.00%, 07/01/22	575	598,498
Series R-2015, 5.00%, 07/01/23	765	833,433
Series R-2015, 5.00%, 07/01/24	1,555	1,766,392
Series R-2015E, 5.00%, 07/01/22	455	473,594
Series R-2015E, 5.00%, 07/01/26 (Call 01/01/25)	5,000	5,780,088
Series R-2017A, 5.00%, 08/01/22	2,325	2,429,522
Series R-2017A, 5.00%, 08/01/23	250	273,366
Series R-2017C, 5.00%, 08/01/24	2,900	3,305,363
Series R-2018C, 5.00%, 08/01/22	6,125	6,400,353
Series R-2018C, 5.00%, 08/01/23	2,955	3,231,189
Series R-2018C, 5.00%, 08/01/24	2,100	2,393,538
Series R-2018C, 5.00%, 08/01/25	445	526,055
Series R-2018D, 5.00%, 08/01/24	790	900,426

Security	Par (000)	Value

Washington (continued)
Series R-2018D, 5.00%, 08/01/25	$390	$461,037
Series R-2020C, 5.00%, 07/01/25	4,315	5,085,980
Series R-2020D, 5.00%, 07/01/23	1,610	1,754,021
Series R-2020D, 5.00%, 07/01/25	4,500	5,304,035
Series R-2021B, 5.00%, 01/01/23	7,270	7,744,559
Series R-2021C, 5.00%, 08/01/22	9,375	9,796,459
Series R-C, 5.00%, 07/01/22	200	208,173
Series R-C, 5.00%, 07/01/23	8,800	9,587,198
Series R-C, 5.00%, 07/01/24 (Call 07/01/23)	5,110	5,561,186
Series R-F, 5.00%, 07/01/25 (Call 01/01/25)	2,000	2,313,481
State of Washington RB
Series C, 5.00%, 09/01/21	630	630,000
Series C, 5.00%, 09/01/22	180	188,810
Series C, 5.00%, 09/01/23	160	175,426
Series F, 5.00%, 09/01/21	3,250	3,250,000
Series F, 5.00%, 09/01/22	2,000	2,097,893
Series F, 5.00%, 09/01/23 (Call 09/01/22)	155	162,468
Series F, 5.00%, 09/01/24 (Call 09/01/22)	755	791,175
University of Washington RB, Series C, 5.00%, 04/01/24	1,050	1,180,597

		155,268,971

Wisconsin — 1.9%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, 5.00%, 06/01/30 (PR 06/01/24)	1,805	2,041,177
State of Wisconsin GO
Series 1, 5.00%, 11/01/21	2,640	2,661,324
Series 1, 5.00%, 05/01/22	3,055	3,154,836
Series 1, 5.00%, 11/01/22	1,760	1,860,625
Series 1, 5.00%, 05/01/23	2,210	2,389,932
Series 1, 5.00%, 11/01/23	2,515	2,778,830
Series 1, 5.00%, 05/01/24 (Call 05/01/23)	1,365	1,475,656
Series 1, 5.00%, 11/01/24	445	512,011
Series 1, 5.00%, 11/01/25 (Call 05/01/25)	2,880	3,373,283
Series 2, 5.00%, 11/01/21	2,350	2,368,981
Series 2, 5.00%, 11/01/22	15,565	16,454,903
Series 2, 5.00%, 11/01/22 (PR 11/01/21)	650	655,217
Series 2, 5.00%, 05/01/23 (Call 05/01/22)	165	170,363
Series 2, 5.00%, 11/01/23	70	77,343
Series 2, 5.00%, 05/01/24 (PR 05/01/22)	2,090	2,157,947
Series 2, 5.00%, 11/01/24	11,795	13,571,177
Series 2, 5.00%, 11/01/25	3,380	4,028,719
Series 2, 5.00%, 11/01/26	3,295	4,057,185
Series 2021-2, 5.00%, 05/01/25	1,235	1,447,023
Series 3, 5.00%, 11/01/21	995	1,003,037
Series 3, 5.00%, 11/01/22	190	200,863
Series 3, 5.00%, 11/01/23 (Call 11/01/22)	7,380	7,799,256
Series 3, 5.00%, 11/01/25 (PR 11/01/22)	135	142,660
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	5,305	6,102,048
Series A, 5.00%, 05/01/23	1,000	1,081,417
Series A, 5.00%, 05/01/32 (PR 05/01/23)	5,045	5,451,454
Series A, 5.00%, 05/01/35 (PR 05/01/23)	100	108,057
State of Wisconsin RB
Series A, 5.00%, 05/01/22	13,500	13,941,175
Series A, 5.00%, 05/01/24	325	366,029
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	3,285	3,419,247
Series 1, 5.00%, 07/01/23 (PR 07/01/22)	225	234,131

92	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 2, 5.00%, 07/01/24 (PR 07/01/22)	$6,590	$6,857,441

		111,943,347

Total Municipal Debt Obligations — 99.4% (Cost: $5,848,407,716)		5,891,777,676

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Liquidity Funds: MuniCash, 0.00%(d)(e)	32,716	32,722,488

Total Short-Term Investments — 0.6% (Cost: $32,721,209)		32,722,488

Total Investments in Securities — 100.0% (Cost: $5,881,128,925)		5,924,500,164

Other Assets, Less Liabilities — 0.0%		1,877,293

Net Assets — 100.0%		$5,926,377,457

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$7,137,695	$25,584,079	(a)	$—	$595	$119	$32,722,488	32,716	$1,480	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$5,891,777,676	$—	$5,891,777,676
Money Market Funds	32,722,488	—	—	32,722,488

	$32,722,488	$5,891,777,676	$—	$5,924,500,164

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	93

Statements of Assets and Liabilities (unaudited)

August 31, 2021

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$1,877,153,794	$22,983,236,968	$532,217,993	$5,891,777,676
Affiliated(b)	19,160,429	261,633,402	1,307,342	32,722,488
Receivables:
Dividends	108	1,445	11	326
Interest	19,436,086	240,296,707	5,854,920	67,765,386

Total assets	1,915,750,417	23,485,168,522	539,380,266	5,992,265,876

LIABILITIES
Payables:
Investments purchased	14,333,261	67,383,488	—	65,543,611
Investment advisory fees	399,337	1,387,691	114,668	344,808

Total liabilities	14,732,598	68,771,179	114,668	65,888,419

NET ASSETS	$1,901,017,819	$23,416,397,343	$539,265,598	$5,926,377,457

NET ASSETS CONSIST OF:
Paid-in capital	$1,810,890,054	$22,402,482,233	$513,306,029	$5,883,287,127
Accumulated earnings	90,127,765	1,013,915,110	25,959,569	43,090,330

NET ASSETS	$1,901,017,819	$23,416,397,343	$539,265,598	$5,926,377,457

Shares outstanding	30,400,000	200,300,000	9,250,000	55,100,000

Net asset value	$62.53	$116.91	$58.30	$107.56

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$1,787,805,150	$21,960,794,074	$507,032,325	$5,848,407,716
(b) Investments, at cost — Affiliated	$19,160,429	$261,582,711	$1,307,342	$32,721,209

See notes to financial statements.

94	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2021

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$470	$12,118	$87	$1,480
Interest — Unaffiliated	16,613,053	210,406,056	5,448,845	19,880,926

Total investment income	16,613,523	210,418,174	5,448,932	19,882,406

EXPENSES
Investment advisory fees	2,283,680	7,844,861	658,268	1,755,777
Miscellaneous	173	—	173	173

Total expenses	2,283,853	7,844,861	658,441	1,755,950

Net investment income	14,329,670	202,573,313	4,790,491	18,126,456

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	15,907	472,678	4,866	(115,072)
Investments — Affiliated	7,212	13,214	—	595
In-kind redemptions — Unaffiliated	—	1,190,503	—	—

Net realized gain (loss)	23,119	1,676,395	4,866	(114,477)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	20,420,926	286,387,670	7,133,112	5,077,539
Investments — Affiliated	(7,211)	21,122	—	119

Net change in unrealized appreciation (depreciation)	20,413,715	286,408,792	7,133,112	5,077,658

Net realized and unrealized gain	20,436,834	288,085,187	7,137,978	4,963,181

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,766,504	$490,658,500	$11,928,469	$23,089,637

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	95

Statements of Changes in Net Assets

	iShares California Muni Bond ETF		iShares National Muni Bond ETF
	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,329,670	$27,756,296	$202,573,313	$377,329,179
Net realized gain (loss)	23,119	(4,749,100)	1,676,395	(11,019,489)
Net change in unrealized appreciation (depreciation)	20,413,715	(34,466,874)	286,408,792	(304,165,840)

Net increase (decrease) in net assets resulting from operations	34,766,504	(11,459,678)	490,658,500	62,143,850

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(14,457,118)	(27,740,346)	(204,811,837)	(373,945,080)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	172,221,528	166,959,492	2,316,439,216	4,577,390,613

NET ASSETS
Total increase in net assets	192,530,914	127,759,468	2,602,285,879	4,265,589,383
Beginning of period	1,708,486,905	1,580,727,437	20,814,111,464	16,548,522,081

End of period	$1,901,017,819	$1,708,486,905	$23,416,397,343	$20,814,111,464

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

96	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares New York Muni Bond ETF		iShares Short-Term National Muni Bond ETF
	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,790,491	$9,397,272	$18,126,456	$41,412,379
Net realized gain (loss)	4,866	482,180	(114,477)	(410,041)
Net change in unrealized appreciation (depreciation)	7,133,112	(9,544,641)	5,077,658	(6,973,967)

Net increase in net assets resulting from operations	11,928,469	334,811	23,089,637	34,028,371

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,838,167)	(9,368,366)	(20,109,213)	(41,324,643)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	34,934,399	18,361,234	1,536,520,636	1,290,819,831

NET ASSETS
Total increase in net assets	42,024,701	9,327,679	1,539,501,060	1,283,523,559
Beginning of period	497,240,897	487,913,218	4,386,876,397	3,103,352,838

End of period	$539,265,598	$497,240,897	$5,926,377,457	$4,386,876,397

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	97

Financial Highlights

(For a share outstanding throughout each period)

	iShares California Muni Bond ETF

	Six Months Ended 08/31/21 (unaudited	)	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18 (a)	Year Ended 02/28/17 (a)

Net asset value, beginning of period	$61.79		$62.85	$58.68	$58.11	$58.06	$59.43

Net investment income(b)	0.49		1.10	1.25	1.28	1.25	1.30
Net realized and unrealized gain (loss)(c)	0.75		(1.05)	4.16	0.56	0.04	(1.41)

Net increase (decrease) from investment operations	1.24		0.05	5.41	1.84	1.29	(0.11)

Distributions(d)
From net investment income	(0.50)		(1.11)	(1.24)	(1.27)	(1.24)	(1.26)

Total distributions	(0.50)		(1.11)	(1.24)	(1.27)	(1.24)	(1.26)

Net asset value, end of period	$62.53		$61.79	$62.85	$58.68	$58.11	$58.06

Total Return(e)
Based on net asset value	2.06	%(f)	0.06%	9.30%	3.22%	2.21%	(0.21)%

Ratios to Average Net Assets
Total expenses	0.25	%(g)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.57	%(g)	1.77%	2.05%	2.20%	2.12%	2.19%

Supplemental Data
Net assets, end of period (000)	$1,901,018		$1,708,487	$1,580,727	$1,094,358	$886,116	$725,797

Portfolio turnover rate(h)	4	%(f)	8%	9%	32%	32%	25%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

98	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares National Muni Bond ETF

	Six Months Ended 08/31/21 (unaudited	)	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of period	$115.31		$117.12	$109.84	$108.64	$108.92	$111.33

Net investment income(a)	1.06		2.42	2.75	2.77	2.51	2.48
Net realized and unrealized gain (loss)(b)	1.63		(1.79)	7.27	1.14	(0.29)	(2.51)

Net increase (decrease) from investment operations	2.69		0.63	10.02	3.91	2.22	(0.03)

Distributions(c)
From net investment income	(1.09)		(2.44)	(2.74)	(2.71)	(2.50)	(2.38)

Total distributions	(1.09)		(2.44)	(2.74)	(2.71)	(2.50)	(2.38)

Net asset value, end of period	$116.91		$115.31	$117.12	$109.84	$108.64	$108.92

Total Return(d)
Based on net asset value	2.38	%(e)	0.55%	9.21%	3.67%	2.04%	(0.05)%

Ratios to Average Net Assets
Total expenses	0.07	%(f)	0.07%	0.07%	0.12%	0.25%	0.25%

Total expenses after fees waived	0.07	%(f)	0.07%	0.07%	0.11%	0.25%	0.25%

Net investment income	1.81	%(f)	2.10%	2.42%	2.55%	2.28%	2.23%

Supplemental Data
Net assets, end of period (000)	$23,416,397		$20,814,111	$16,548,522	$11,412,142	$9,082,004	$7,831,526

Portfolio turnover rate(g)	4	%(e)	10%	8%	10%	10%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares New York Muni Bond ETF

	Six Months Ended 08/31/21 (unaudited	)	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18 (a)	Year Ended 02/28/17 (a)

Net asset value, beginning of period	$57.48		$58.43	$55.12	$54.66	$55.04	$56.36

Net investment income(b)	0.53		1.15	1.24	1.36	1.34	1.34
Net realized and unrealized gain (loss)(c)	0.83		(0.96)	3.31	0.46	(0.35)	(1.34)

Net increase from investment operations	1.36		0.19	4.55	1.82	0.99	0.00

Distributions(d)
From net investment income	(0.54)		(1.14)	(1.24)	(1.36)	(1.32)	(1.32)
From net realized gain	—		—	—	—	(0.05)	—

Total distributions	(0.54)		(1.14)	(1.24)	(1.36)	(1.37)	(1.32)

Net asset value, end of period	$58.30		$57.48	$58.43	$55.12	$54.66	$55.04

Total Return(e)
Based on net asset value	2.41	%(f)	0.34%	8.33%	3.39%	1.79%	(0.01)%

Ratios to Average Net Assets
Total expenses	0.25	%(g)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.82	%(g)	2.00%	2.18%	2.49%	2.40%	2.38%

Supplemental Data
Net assets, end of period (000)	$539,266		$497,241	$487,913	$344,518	$295,157	$242,190

Portfolio turnover rate(h)	3	%(f)	5%	7%	19%	31%	21%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Short-Term National Muni Bond ETF

	Six Months Ended 08/31/21 (unaudited)		Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of period	$107.39		$107.38	$105.70	$104.90	$105.74	$106.40

Net investment income(a)	0.39		1.25	1.69	1.52	1.03	0.84
Net realized and unrealized gain (loss)(b)	0.23		0.05	1.67	0.72	(0.86)	(0.71)

Net increase from investment operations	0.62		1.30	3.36	2.24	0.17	0.13

Distributions(c)
From net investment income	(0.45)		(1.29)	(1.68)	(1.44)	(1.01)	(0.79)

Total distributions	(0.45)		(1.29)	(1.68)	(1.44)	(1.01)	(0.79)

Net asset value, end of period	$107.56		$107.39	$107.38	$105.70	$104.90	$105.74

Total Return(d)
Based on net asset value	0.62	%(e)	1.19%	3.19%	2.15%	0.16%	0.14%

Ratios to Average Net Assets
Total expenses	0.07	%(f)	0.07%	0.07%	0.12%	0.25%	0.25%

Total expenses after fees waived	0.07	%(f)	0.07%	0.07%	0.11%	0.25%	0.25%

Net investment income	0.72	%(f)	1.16%	1.59%	1.45%	0.97%	0.79%

Supplemental Data
Net assets, end of period (000)	$5,926,377		$4,386,876	$3,103,353	$2,172,034	$1,536,791	$1,438,050

Portfolio turnover rate(g)	10	%(e)	18%	19%	24%	21%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
California Muni Bond	Non-diversified
National Muni Bond	Diversified
New York Muni Bond	Non-diversified
Short-Term National Muni Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

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Notes to Financial Statements  (unaudited) (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
California Muni Bond	0.25%
National Muni Bond	0.07
New York Muni Bond	0.25
Short-Term National Muni Bond	0.07

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”).

For the iShares National Muni Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

For six months ended August 31, 2021, there were no fees waived by BFA pursuant to this arrangement.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Notes to Financial Statements (unaudited) (continued)

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
California Muni Bond	$262,245,573	$64,763,495
National Muni Bond	3,477,122,612	788,713,662
New York Muni Bond	59,139,573	16,855,720
Short-Term National Muni Bond	1,982,760,035	485,096,397

For the six months ended August 31, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
National Muni Bond	$—	$100,118,857

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
California Muni Bond	$1,588,678
National Muni Bond	42,707,408
Short-Term National Muni Bond	2,099,015

As of August 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Muni Bond	$1,807,026,879	$90,110,421	$(823,077)	$89,287,344
National Muni Bond	22,223,177,821	1,032,701,249	(11,008,700)	1,021,692,549
New York Muni Bond	508,339,667	25,332,720	(147,052)	25,185,668
Short-Term National Muni Bond	5,881,228,097	44,654,734	(1,382,667)	43,272,067

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

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Notes to Financial Statements  (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 08/31/21		Year Ended 02/28/21
iShares ETF	Shares	Amount	Shares	Amount

California Muni Bond
Shares sold	2,800,000	$175,316,146	5,950,000	$368,901,869
Shares redeemed	(50,000)	(3,094,618)	(3,450,000)	(201,942,377)

Net increase	2,750,000	$172,221,528	2,500,000	$166,959,492

National Muni Bond
Shares sold	20,800,000	$2,432,985,204	58,000,000	$6,701,886,969
Shares redeemed	(1,000,000)	(116,545,988)	(18,800,000)	(2,124,496,356)

Net increase	19,800,000	$2,316,439,216	39,200,000	$4,577,390,613

New York Muni Bond
Shares sold	600,000	$34,934,399	950,000	$54,832,373
Shares redeemed	—	—	(650,000)	(36,471,139)

Net increase	600,000	$34,934,399	300,000	$18,361,234

Short-Term National Muni Bond
Shares sold	14,250,000	$1,536,520,636	14,200,000	$1,529,635,304
Shares redeemed	—	—	(2,250,000)	(238,815,473)

Net increase	14,250,000	$1,536,520,636	11,950,000	$1,290,819,831

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares California Muni Bond ETF, iShares National Muni Bond ETF, iShares New York Muni Bond ETF, iShares Short-Term National Muni Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	107

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
California Muni Bond	$0.501251	$—	$—	$0.501251	100%	—%	—%		100%
National Muni Bond(a)	1.084528	—	0.001159	1.085687	100	—	0	(b)	100
Short-Term National Muni Bond(a)	0.439899	—	0.009662	0.449561	98	—	2		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	109

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

110	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

TA	Tax Allocation

Counterparty Abbreviations

SC	Scotia Capital (USA) Inc.

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	111

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-206-0821

AUGUST 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares BBB Rated Corporate Bond ETF | LQDB | NYSE Arca

•	iShares Broad USD Investment Grade Corporate Bond ETF | USIG | NASDAQ

•	iShares 1-5 Year Investment Grade Corporate Bond ETF | IGSB | NASDAQ

•	iShares 5-10 Year Investment Grade Corporate Bond ETF | IGIB | NASDAQ

•	iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2023 and reducing bond purchasing beginning in late 2022.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term credit, but inflation-protected U.S. Treasuries and Asian fixed income offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	19.52%	31.17%

U.S. small cap equities (Russell 2000® Index)	3.81	47.08

International equities (MSCI Europe, Australasia, Far East Index)	10.31	26.12

Emerging market equities (MSCI Emerging Markets Index)	(0.98)	21.12

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.36	(4.12)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.49	(0.08)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.50	3.44

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.82	10.14
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2021	iShares® BBB Rated Corporate Bond ETF

Investment Objective

The iShares BBB Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of BBB (or its equivalent) fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporate issuers, as represented by the iBoxx USD Liquid Investment Grade BBB 0+ Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	3.71%
Fund Market	3.78
Index	3.66

The inception date of the Fund was 5/18/21. The first day of secondary market trading was 5/20/21.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value (05/18/21)	(a)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,037.10	$0.44		$1,000.00	$1,024.40	$0.77		0.15%

(a)	The beginning of the period (commencement of operations) is May 18, 2021.

(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (105 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)
A	4.5%
Baa	90.3
Ba	3.6
Not Rated	1.6

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
0-1 Year	0.6%
1-5 Years	31.0
5-10 Years	30.1
10-15 Years	4.1
15-20 Years	7.2
More than 20 Years	27.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF

Investment Objective

The iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds, as represented by the ICE BofA US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.68%	2.45%	4.53%	4.62%	2.45%	24.81%	57.09%
Fund Market	2.96	2.39	4.50	4.57	2.39	24.64	56.27
Index	3.21	2.20	4.64	4.79	2.20	25.47	59.67

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA US Corporate Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA US Corporate Index. Historical index data from 8/1/2018 through 2/28/2021 is for the 3pm pricing variant of the ICE BofA US Corporate Index. Historical index data prior to 8/1/2018 is for the Bloomberg Barclays U.S. Credit Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,026.80	$0.20		$1,000.00	$1,025.00	$0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	1.3%
Aa	7.6
A	38.6
Baa	48.9
Ba	1.5
Not Rated	2.1

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
1-5 Years	32.8%
5-10 Years	29.1
10-15 Years	5.3
15-20 Years	7.5
More than 20 Years	25.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 1-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between one and five years, as represented by the ICE BofA 1-5 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.72%	1.52%	3.01%	2.26%	1.52%	15.97%	25.08%
Fund Market	0.76	1.44	2.99	2.25	1.44	15.88	24.95
Index	0.85	1.57	3.24	2.55	1.57	17.27	28.61

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA 1-5 Year US Corporate Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA 1-5 Year US Corporate Index. Historical index from 8/1/2020 through 2/28/2021 is for the 3pm pricing variant of the ICE BofA 1-5 Year US Corporate Index. Historical Index data prior to 8/1/2018 is for the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,007.20	$0.30		$1,000.00	$1,024.90	$0.31		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	0.9%
Aa	6.7
A	42.1
Baa	46.3
Ba	1.4
Not Rated	2.6

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
1-2 Years	21.5%
2-3 Years	25.3
3-4 Years	27.7
4-5 Years	21.0
5-6 Years	3.7
6-7 Years	0.2
7-8 Years	0.1
8-9 Years	0.3
9-10 Years	0.1
20-21 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between five and ten years, as represented by the ICE BofA 5-10 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.93%	1.98%	4.79%	4.14%	1.98%	26.38%	49.97%
Fund Market	2.16	1.86	4.78	4.08	1.86	26.27	49.12
Index	2.34	1.85	4.87	4.30	1.85	26.85	52.42

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA 5-10 Year US Corporate Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA 5-10 Year US Corporate Index. Historical index data from 8/1/2018 through 2/28/2021 is for the 3pm pricing variant of the ICE BofAML 5-10 Year US Corporate Index. Historical Index data prior to 8/1/2018 is for the Bloomberg Barclays U.S. Intermediate Credit Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,019.30	$0.31		$1,000.00	$1,024.90	$0.31		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	0.5%
Aa	5.2
A	36.1
Baa	54.1
Ba	1.4
Not Rated	2.7

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
1-5 Years	0.1%
5-10 Years	94.1
10-15 Years	4.6
More than 20 Years	1.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 10+ Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years, as represented by the ICE BofA 10+ Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.27%	3.74%	6.24%	6.90%	3.74%	35.35%	94.82%
Fund Market	5.72	3.90	6.16	6.72	3.90	34.84	91.64
Index	6.31	2.12	6.11	7.01	2.12	34.54	96.83

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA 10+ Year US Corporate Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA 10+ Year US Corporate Index. Historical index data from 8/1/2018 through 2/28/2021 is for the 3pm pricing variant of the ICE BofA 10+ Year US Corporate Index. Historical Index data prior to 8/1/2018 is for the Bloomberg Barclays U.S. Long Credit Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,052.70	$0.31		$1,000.00	$1,024.90	$0.31		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	2.1%
Aa	10.0
A	36.5
Baa	47.8
Ba	1.9
Not Rated	1.7

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
10-15 Years	10.7%
15-20 Years	21.3
More than 20 Years	68.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) August 31, 2021	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$35	$47,783

Aerospace & Defense — 3.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	400	403,224
4.88%, 05/01/25 (Call 04/01/25)	250	279,535
5.15%, 05/01/30 (Call 02/01/30)	200	236,492
5.71%, 05/01/40 (Call 11/01/39)	160	207,257
5.93%, 05/01/60 (Call 11/01/59)	200	278,152
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	200	231,311
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	200	218,470
4.03%, 10/15/47 (Call 04/15/47)	100	119,770
5.25%, 05/01/50 (Call 11/01/49)	25	35,665
Raytheon Technologies Corp.
4.13%, 11/16/28 (Call 08/16/28)	300	345,232
4.50%, 06/01/42	100	124,893
4.63%, 11/16/48 (Call 05/16/48)	200	258,548

		2,738,549

Agriculture — 1.9%
Altria Group Inc.
2.85%, 08/09/22	100	102,470
4.80%, 02/14/29 (Call 11/14/28)	100	116,265
5.80%, 02/14/39 (Call 08/14/38)	100	125,015
5.95%, 02/14/49 (Call 08/14/48)	200	259,465
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)	200	212,361
3.56%, 08/15/27 (Call 05/15/27)(a)	300	324,552
4.39%, 08/15/37 (Call 02/15/37)	100	108,726
4.54%, 08/15/47 (Call 02/15/47)	200	213,976

		1,462,830

Apparel — 0.1%
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	100	104,744

Auto Manufacturers — 2.1%
Daimler Finance North America LLC, 8.50%, 01/18/31	60	91,808
General Motors Co.
6.25%, 10/02/43	160	219,098
6.60%, 04/01/36 (Call 10/01/35)	50	68,508
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	400	397,220
1.70%, 08/18/23	400	407,865
2.35%, 01/08/31 (Call 10/08/30)	200	197,696
5.20%, 03/20/23	200	213,791

		1,595,986

Auto Parts & Equipment — 0.2%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	100	106,281
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)(a)	25	31,855

		138,136

Banks — 8.7%
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31)(b)	200	203,159
3.65%, 03/16/25	300	325,257
4.34%, 01/10/28 (Call 01/10/27)	300	337,904
Citigroup Inc.
3.50%, 05/15/23	300	315,217
4.45%, 09/29/27	200	228,945

Security	Par (000)	Value

Banks (continued)
4.75%, 05/18/46	$50	$64,340
6.63%, 06/15/32	100	137,020
6.68%, 09/13/43	50	77,638
Cooperatieve Rabobank U.A., 4.38%, 08/04/25	250	279,281
Credit Suisse Group AG, 4.55%, 04/17/26	250	283,082
Deutsche Bank AG/New York NY, 2.13%, 11/24/26 (Call 11/24/25)(b)	400	408,469
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	200	216,028
8.25%, 03/01/38	40	67,103
Goldman Sachs Group Inc. (The)
4.25%, 10/21/25	200	223,232
5.15%, 05/22/45	25	33,532
6.75%, 10/01/37	200	291,617
HSBC Holdings PLC
4.25%, 08/18/25	300	331,877
6.50%, 05/02/36	100	138,807
6.80%, 06/01/38	150	216,687
Lloyds Banking Group PLC, 4.65%, 03/24/26	200	226,765
Morgan Stanley, 5.00%, 11/24/25	200	230,370
Natwest Group PLC
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	300	325,091
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(b)	200	231,576
Santander Holdings USA Inc., 3.45%, 06/02/25 (Call 05/02/25)	300	322,182
Santander UK Group Holdings PLC, 1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(b)	300	301,071
Wells Fargo & Co.
4.30%, 07/22/27	200	229,279
4.75%, 12/07/46	25	31,778
4.90%, 11/17/45	300	388,178
Series M, 3.45%, 02/13/23	200	208,791
Westpac Banking Corp., 2.96%, 11/16/40	60	59,958

		6,734,234

Beverages — 2.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	200	246,422
4.90%, 02/01/46 (Call 08/01/45)	400	509,826
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	200	222,721
4.60%, 04/15/48 (Call 10/15/47)	100	123,500
4.60%, 06/01/60 (Call 12/01/59)	200	249,700
5.55%, 01/23/49 (Call 07/23/48)(a)	200	278,903
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	60	67,137
4.25%, 05/01/23	100	105,945
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	200	200,256
2.25%, 03/15/31 (Call 12/15/30)(a)	100	101,461
3.35%, 03/15/51 (Call 09/15/50)	60	64,133
Molson Coors Beverage Co., 4.20%, 07/15/46 (Call 01/15/46)	60	67,939

		2,237,943

Biotechnology — 2.9%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	100	104,288
2.30%, 02/25/31 (Call 11/25/30)(a)	100	101,751
2.77%, 09/01/53 (Call 03/01/53)	50	47,896

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.63%, 05/22/24 (Call 02/22/24)	$200	$214,749
4.40%, 05/01/45 (Call 11/01/44)	60	73,204
4.66%, 06/15/51 (Call 12/15/50)	200	259,306
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	100	136,621
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	60	59,246
4.05%, 09/15/25 (Call 06/15/25)	200	222,349
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/30/21)	200	200,054
1.65%, 10/01/30 (Call 07/01/30)(a)	200	194,952
4.75%, 03/01/46 (Call 09/01/45)	100	128,376
4.80%, 04/01/44 (Call 10/01/43)	160	205,190
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	40	37,941
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	200	199,593
3.30%, 09/02/40 (Call 03/02/40)	60	60,951

		2,246,467

Building Materials — 0.6%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	200	208,133
3.58%, 04/05/50 (Call 10/05/49)	100	108,412
Martin Marietta Materials Inc., 3.20%, 07/15/51 (Call 01/15/51)	50	51,149
Vulcan Materials Co., 4.50%, 06/15/47 (Call 12/15/46)	50	61,697

		429,391

Chemicals — 2.3%
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	200	201,246
3.60%, 11/15/50 (Call 05/15/50)(a)	160	175,290
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)	150	178,659
5.42%, 11/15/48 (Call 05/15/48)	60	84,856
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	50	58,431
4.65%, 10/15/44 (Call 04/15/44)	40	48,965
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	50	54,525
4.50%, 10/01/49 (Call 04/01/49)	25	29,963
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	200	220,017
LYB International Finance III LLC
3.80%, 10/01/60 (Call 04/01/60)	25	27,362
4.20%, 05/01/50 (Call 11/01/49)	160	188,276
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	100	113,049
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	100	106,877
3.95%, 05/13/50 (Call 11/13/49)	50	58,717
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)	100	110,519
4.50%, 06/01/47 (Call 12/01/46)	60	75,175
Westlake Chemical Corp., 5.00%, 08/15/46 (Call 02/15/46)	40	50,615

		1,782,542

Commercial Services — 0.4%
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	200	198,774
4.15%, 08/15/49 (Call 02/15/49)	25	28,771
Moody’s Corp., 2.55%, 08/18/60 (Call 02/18/60)	50	44,991
Verisk Analytics Inc., 3.63%, 05/15/50 (Call 11/15/49)	25	27,193

		299,729

Security	Par (000)	Value

Computers — 1.2%
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (Call 04/15/23)(a)	$200	$215,538
8.10%, 07/15/36 (Call 01/15/36)	120	184,576
8.35%, 07/15/46 (Call 01/15/46)	40	65,938
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	160	162,748
6.35%, 10/15/45 (Call 04/15/45)	40	55,330
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	100	103,739
2.65%, 06/17/31 (Call 03/17/31)(c)	50	50,072
6.00%, 09/15/41(a)	25	32,833
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	75	86,011

		956,785

Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 10/15/27 (Call 08/15/27)(a)	150	167,213
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	250	250,193
2.88%, 01/15/26 (Call 12/15/25)	200	210,237
Ally Financial Inc., 8.00%, 11/01/31	100	146,658
Capital One Financial Corp., 2.60%, 05/11/23 (Call 04/11/23)	400	414,015
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	50	54,087
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	200	224,982
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	200	218,695
4.42%, 11/15/35	200	242,771
Intercontinental Exchange Inc.
2.10%, 06/15/30 (Call 03/15/30)	200	200,686
3.00%, 06/15/50 (Call 12/15/49)	50	50,630
4.25%, 09/21/48 (Call 03/21/48)	50	61,260
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	200	213,382
Jefferies Group LLC, 6.25%, 01/15/36	50	67,598
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	100	95,376
3.25%, 04/28/50 (Call 10/28/49)	50	51,313
Nomura Holdings Inc., 1.85%, 07/16/25	200	204,310
Raymond James Financial Inc., 3.75%, 04/01/51 (Call 10/01/50)	50	56,366
Synchrony Financial, 4.25%, 08/15/24 (Call 05/15/24)	250	271,312

		3,201,084

Electric — 4.0%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	100	99,198
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	75	75,673
Dominion Energy Inc.
Series B, 3.30%, 04/15/41 (Call 10/15/40)	50	53,355
Series C, 3.38%, 04/01/30 (Call 01/01/30)	100	109,546
DTE Energy Co., Series C, 2.53%, 10/01/24	100	104,726
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	100	102,272
3.75%, 04/15/24 (Call 01/15/24)	200	214,694
3.75%, 09/01/46 (Call 03/01/46)	100	108,672
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	40	47,616
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	100	100,632
Exelon Corp.
4.05%, 04/15/30 (Call 01/15/30)	100	114,811
4.70%, 04/15/50 (Call 10/15/49)	100	127,684
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	250	250,973
2.25%, 06/01/30 (Call 03/01/30)	200	203,849

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Pacific Gas & Electric Co.
3.50%, 08/01/50 (Call 02/01/50)	$25	$22,598
4.00%, 12/01/46 (Call 06/01/46)	50	47,621
4.55%, 07/01/30 (Call 01/01/30)	200	212,632
4.95%, 07/01/50 (Call 01/01/50)	200	211,693
Pacific Gas and Electric Co., 1.37%, 03/10/23 (Call 10/01/21)	200	199,488
Sempra Energy
3.40%, 02/01/28 (Call 11/01/27)	100	109,133
4.00%, 02/01/48 (Call 08/01/47)	60	68,072
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	200	208,325
3.25%, 07/01/26 (Call 04/01/26)	120	129,994
4.40%, 07/01/46 (Call 01/01/46)	120	144,294

		3,067,551

Electronics — 0.4%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	50	50,709
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	60	69,702
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	100	110,941
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	100	107,072

		338,424

Environmental Control — 0.5%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	200	220,820
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)	100	95,917
4.15%, 07/15/49 (Call 01/15/49)	60	74,959

		391,696

Food — 2.8%
Campbell Soup Co.
4.15%, 03/15/28 (Call 12/15/27)	100	114,002
4.80%, 03/15/48 (Call 09/15/47)	25	31,615
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	100	97,924
5.40%, 11/01/48 (Call 05/01/48)	60	81,650
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)(c)	25	25,950
3.70%, 10/17/23 (Call 09/17/23)	200	212,964
JM Smucker Co. (The)
3.50%, 03/15/25	150	163,124
4.38%, 03/15/45	25	30,532
Kellogg Co.
3.40%, 11/15/27 (Call 08/15/27)(a)	200	220,903
4.50%, 04/01/46	25	31,278
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	100	101,748
4.45%, 02/01/47 (Call 08/01/46)	60	73,277
McCormick & Co. Inc./MD, 0.90%, 02/15/26 (Call 01/15/26)	150	148,205
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	200	203,721
2.63%, 09/04/50 (Call 03/04/50)	40	38,149
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	200	217,441
5.95%, 04/01/30 (Call 01/01/30)	100	129,075
6.60%, 04/01/50 (Call 10/01/49)	55	88,070
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	100	108,483
5.10%, 09/28/48 (Call 03/28/48)	60	82,104

		2,200,215

Forest Products & Paper — 0.1%
International Paper Co., 4.40%, 08/15/47 (Call 02/15/47)	75	93,916

Security	Par (000)	Value

Gas — 0.3%
NiSource Inc.
3.60%, 05/01/30 (Call 02/01/30)	$100	$111,121
4.38%, 05/15/47 (Call 11/15/46)	100	122,097

		233,218

Health Care - Products — 1.2%
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	60	61,869
4.70%, 03/01/49 (Call 09/01/48)	60	78,057
DH Europe Finance II Sarl, 3.25%, 11/15/39 (Call 05/15/39)	100	108,849
Koninklijke Philips NV, 6.88%, 03/11/38	50	75,937
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	60	60,295
4.63%, 03/15/46 (Call 09/15/45)	60	78,580
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	50	62,008
4.13%, 03/25/25 (Call 02/25/25)	200	221,030
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	200	216,146

		962,771

Health Care - Services — 1.8%
Aetna Inc., 3.88%, 08/15/47 (Call 02/15/47)	60	68,088
Anthem Inc.
0.45%, 03/15/23	100	100,124
1.50%, 03/15/26 (Call 02/15/26)	100	101,602
2.55%, 03/15/31 (Call 12/15/30)	100	104,170
3.60%, 03/15/51 (Call 09/15/50)	200	224,739
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	75	76,616
4.13%, 06/15/29 (Call 03/15/29)	60	67,944
5.00%, 03/15/24	100	110,008
5.25%, 06/15/49 (Call 12/15/48)	100	130,291
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	75	81,336
3.95%, 08/15/49 (Call 02/15/49)	40	46,911
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	40	49,680
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	200	219,426

		1,380,935

Holding Companies - Diversified — 0.4%
Ares Capital Corp., 2.15%, 07/15/26 (Call 06/15/26)	160	161,003
Owl Rock Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	125	130,782

		291,785

Home Builders — 0.4%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	100	104,850
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	100	116,336
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	75	79,662

		300,848

Home Furnishings — 0.1%
Whirlpool Corp., 4.60%, 05/15/50 (Call 11/15/49)	40	50,649

Insurance — 2.4%
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	100	110,012
3.90%, 04/01/26 (Call 01/01/26)	100	111,071
4.50%, 07/16/44 (Call 01/16/44)	160	198,038
4.88%, 06/01/22	100	103,386
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	200	211,912
Aon PLC, 4.75%, 05/15/45 (Call 11/15/44)	50	64,231
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	50	55,772
Arthur J Gallagher & Co., 3.50%, 05/20/51 (Call 11/20/50)	50	54,263

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Athene Holding Ltd., 3.50%, 01/15/31 (Call 10/15/30)	$75	$81,507
AXA SA, 8.60%, 12/15/30	75	113,534
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	25	28,287
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	75	82,897
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	50	64,947
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)(c)	60	63,433
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	80	85,017
3.60%, 08/19/49 (Call 02/19/49)	40	44,787
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	120	129,408
7.00%, 06/15/40	25	38,840
Markel Corp., 5.00%, 04/05/46	60	78,898
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	25	27,401
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	25	28,227
4.50%, 09/15/28 (Call 06/15/28)	100	115,469

		1,891,337

Internet — 0.6%
eBay Inc.
3.60%, 06/05/27 (Call 03/05/27)	200	223,079
3.65%, 05/10/51 (Call 11/10/50)	50	54,675
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	60	62,089
5.00%, 02/15/26 (Call 11/15/25)	100	113,014

		452,857

Iron & Steel — 0.3%
Nucor Corp., 2.00%, 06/01/25 (Call 05/01/25)	200	207,341

Lodging — 0.2%
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	60	62,965
Marriott International Inc./MD, Series EE, 5.75%, 05/01/25 (Call 04/01/25)	100	114,859

		177,824

Machinery — 0.6%
CNH Industrial Capital LLC, 1.88%, 01/15/26 (Call 12/15/25)	100	102,200
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	160	167,383
3.11%, 02/15/40 (Call 08/15/39)	50	52,472
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	100	116,400

		438,455

Manufacturing — 1.3%
Eaton Corp., 4.15%, 11/02/42	40	48,309
General Electric Co.
3.45%, 05/01/27 (Call 03/01/27)	200	220,558
4.25%, 05/01/40 (Call 11/01/39)	75	89,308
4.35%, 05/01/50 (Call 11/01/49)	75	92,453
6.75%, 03/15/32	200	277,669
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	200	214,434
4.00%, 06/14/49 (Call 12/14/48)	60	70,311

		1,013,042

Media — 3.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	200	204,757

Security	Par (000)	Value

Media (continued)
3.70%, 04/01/51 (Call 10/01/50)	$200	$200,386
3.85%, 04/01/61 (Call 10/01/60)	50	49,785
4.91%, 07/23/25 (Call 04/23/25)	200	226,278
5.38%, 05/01/47 (Call 11/01/46)	35	43,134
6.48%, 10/23/45 (Call 04/23/45)	300	419,168
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	200	223,583
4.00%, 09/15/55 (Call 03/15/55)	160	171,679
Fox Corp., 5.58%, 01/25/49 (Call 07/25/48)	60	82,453
Time Warner Cable LLC, 6.75%, 06/15/39	200	279,634
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	200	223,416
ViacomCBS Inc.
4.38%, 03/15/43	110	128,805
4.75%, 05/15/25 (Call 04/15/25)	200	225,696
4.95%, 01/15/31 (Call 10/15/30)(a)	150	181,618
4.95%, 05/19/50 (Call 11/19/49)(a)	50	63,507

		2,723,899

Mining — 0.3%
Barrick North America Finance LLC, 5.70%, 05/30/41	60	82,997
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	60	77,031
Teck Resources Ltd., 6.25%, 07/15/41 (Call 01/15/41)	50	66,741

		226,769

Oil & Gas — 2.5%
Canadian Natural Resources Ltd., 6.25%, 03/15/38	60	80,706
Cenovus Energy Inc.
5.38%, 07/15/25 (Call 04/15/25)	100	113,464
6.75%, 11/15/39	60	80,973
Devon Energy Corp., 5.60%, 07/15/41 (Call 01/15/41)	60	75,051
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	100	107,815
4.40%, 03/24/51 (Call 09/24/50)	25	28,626
Hess Corp.
5.60%, 02/15/41	60	74,832
7.30%, 08/15/31	100	135,836
Marathon Oil Corp., 6.60%, 10/01/37	40	53,157
Marathon Petroleum Corp., 6.50%, 03/01/41 (Call 09/01/40)	60	83,454
Phillips 66
3.85%, 04/09/25 (Call 03/09/25)	200	218,556
4.88%, 11/15/44 (Call 05/15/44)	100	125,708
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	200	198,286
Suncor Energy Inc.
3.10%, 05/15/25 (Call 04/15/25)	100	106,605
3.75%, 03/04/51 (Call 09/04/50)	100	108,961
5.95%, 05/15/35	50	66,058
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	200	211,028
6.63%, 06/15/37	60	81,888

		1,951,004

Oil & Gas Services — 0.5%
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	60	62,400
4.85%, 11/15/35 (Call 05/15/35)	60	70,954
5.00%, 11/15/45 (Call 05/15/45)	100	120,491
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	100	105,896
3.95%, 12/01/42 (Call 06/01/42)	25	24,905

		384,646

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 0.1%
WRKCo Inc., 3.00%, 06/15/33 (Call 03/15/33)	$100	$106,644

Pharmaceuticals — 6.5%
AbbVie Inc.
2.30%, 11/21/22	300	306,840
2.60%, 11/21/24 (Call 10/21/24)	300	316,171
2.95%, 11/21/26 (Call 09/21/26)	300	323,322
4.05%, 11/21/39 (Call 05/21/39)	100	117,226
4.25%, 11/21/49 (Call 05/21/49)(a)	200	242,627
4.50%, 05/14/35 (Call 11/14/34)	200	243,149
4.70%, 05/14/45 (Call 11/14/44)	200	251,922
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	110	114,095
4.30%, 12/15/47 (Call 06/15/47)	50	59,145
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	200	197,060
3.36%, 06/06/24 (Call 04/06/24)	91	97,183
3.79%, 05/20/50 (Call 11/20/49)	60	68,008
4.67%, 06/06/47 (Call 12/06/46)	25	31,751
Cardinal Health Inc., 4.37%, 06/15/47 (Call 12/15/46)	25	28,375
Cigna Corp.
3.40%, 03/15/51 (Call 09/15/50)	100	106,769
4.13%, 11/15/25 (Call 09/15/25)	200	223,429
4.38%, 10/15/28 (Call 07/15/28)	200	233,385
4.80%, 07/15/46 (Call 01/16/46)	160	204,644
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	200	220,247
4.30%, 03/25/28 (Call 12/25/27)	117	134,800
4.78%, 03/25/38 (Call 09/25/37)	200	248,260
5.05%, 03/25/48 (Call 09/25/47)	300	396,581
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	50	62,430
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	200	241,439
Viatris Inc.
1.13%, 06/22/22(c)	200	201,031
2.70%, 06/22/30 (Call 03/22/30)(c)	100	101,936
4.00%, 06/22/50 (Call 12/22/49)(c)	100	108,904
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	100	100,619
4.70%, 02/01/43 (Call 08/01/42)	60	77,895

		5,059,243

Pipelines — 6.9%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)	50	53,470
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	100	113,669
Enable Midstream Partners LP
4.15%, 09/15/29 (Call 06/15/29)	25	27,421
5.00%, 05/15/44 (Call 11/15/43)	25	27,313
Enbridge Inc., 4.00%, 11/15/49 (Call 05/15/49)	100	113,195
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	120	130,445
5.00%, 05/15/50 (Call 11/15/49)	200	234,399
5.15%, 03/15/45 (Call 09/15/44)	160	185,839
5.88%, 01/15/24 (Call 10/15/23)	200	220,263
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	200	212,337
3.20%, 02/15/52 (Call 08/15/51)	60	60,000
3.75%, 02/15/25 (Call 11/15/24)	200	217,367
3.95%, 01/31/60 (Call 07/31/59)	75	83,421
4.20%, 01/31/50 (Call 07/31/49)	50	57,613

Security	Par (000)	Value

Pipelines (continued)
4.25%, 02/15/48 (Call 08/15/47)	$100	$115,393
4.45%, 02/15/43 (Call 08/15/42)	100	118,045
4.85%, 03/15/44 (Call 09/15/43)	50	61,710
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	100	143,103
Kinder Morgan Inc.
3.60%, 02/15/51 (Call 08/15/50)	160	165,114
4.30%, 06/01/25 (Call 03/01/25)	200	221,402
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	60	65,624
4.25%, 09/15/46 (Call 03/15/46)	25	28,329
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	100	101,702
4.50%, 04/15/38 (Call 10/15/37)	75	85,666
4.88%, 12/01/24 (Call 09/01/24)	200	222,626
5.50%, 02/15/49 (Call 08/15/48)	100	129,270
ONEOK Inc.
5.20%, 07/15/48 (Call 01/15/48)	100	122,884
5.85%, 01/15/26 (Call 12/15/25)	200	235,314
6.35%, 01/15/31 (Call 10/15/30)	100	128,861
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	100	109,277
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	200	212,348
4.90%, 02/15/45 (Call 08/15/44)	25	27,141
5.15%, 06/01/42 (Call 12/01/41)	25	28,129
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29) .	160	185,639
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	200	218,536
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)	100	114,955
5.10%, 03/15/49 (Call 09/15/48)	120	159,243
7.63%, 01/15/39	75	117,262
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	100	102,190
4.55%, 06/24/24 (Call 03/24/24)	200	219,004
5.10%, 09/15/45 (Call 03/15/45)	160	199,198

		5,374,717

Real Estate Investment Trusts — 4.0%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	100	98,436
4.00%, 02/01/50 (Call 08/01/49)	40	46,838
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	60	59,623
3.80%, 08/15/29 (Call 05/15/29)	200	223,295
5.00%, 02/15/24	200	220,454
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	200	210,305
Crown Castle International Corp.
2.90%, 04/01/41 (Call 10/01/40)	60	59,043
3.20%, 09/01/24 (Call 07/01/24)	200	213,377
3.80%, 02/15/28 (Call 11/15/27)	200	222,682
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	200	224,196
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	200	199,182
2.95%, 09/15/51 (Call 03/15/51)	25	24,140
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	25	30,507
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	100	117,173
5.38%, 04/15/26 (Call 01/15/26)	60	68,804
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	200	223,286
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	50	53,506

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	$50	$51,883
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)	100	101,049
Ventas Realty LP, 4.75%, 11/15/30 (Call 08/15/30)	100	119,427
VEREIT Operating Partnership LP, 3.40%, 01/15/28 (Call 11/15/27)	200	218,481
Welltower Inc.
2.80%, 06/01/31 (Call 03/01/31)	100	104,350
4.95%, 09/01/48 (Call 03/01/48)	50	64,685
Weyerhaeuser Co., 7.38%, 03/15/32	100	144,459

		3,099,181

Retail — 2.8%
AutoZone Inc., 3.13%, 07/15/23 (Call 04/15/23)	100	104,277
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)	40	39,476
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	100	111,502
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	150	164,752
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	100	97,030
2.50%, 04/15/26 (Call 01/15/26)	200	212,736
3.70%, 04/15/46 (Call 10/15/45)	160	178,045
McDonald’s Corp.
3.60%, 07/01/30 (Call 04/01/30)	200	225,763
3.63%, 09/01/49 (Call 03/01/49)	200	224,872
3.70%, 01/30/26 (Call 10/30/25)	100	110,769
4.88%, 12/09/45 (Call 06/09/45)	50	65,827
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	100	113,679
Starbucks Corp.
2.55%, 11/15/30 (Call 08/15/30)	100	104,408
3.50%, 11/15/50 (Call 05/15/50)	100	109,734
3.80%, 08/15/25 (Call 06/15/25)	200	220,926
Walgreens Boots Alliance Inc., 4.80%, 11/18/44 (Call 05/18/44)	60	73,658

		2,157,454

Semiconductors — 2.4%
Analog Devices Inc., 3.90%, 12/15/25 (Call 09/15/25)	100	111,446
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	300	331,194
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(c)	300	296,709
3.42%, 04/15/33 (Call 01/15/33)(c)	150	159,136
3.50%, 02/15/41 (Call 08/15/40)(c)	120	122,792
4.70%, 04/15/25 (Call 03/15/25)	300	335,692
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)(c)	75	77,983
Micron Technology Inc.
2.50%, 04/24/23	200	206,331
4.66%, 02/15/30 (Call 11/15/29)	60	70,182
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 05/11/41 (Call 11/11/40)(c)	25	26,394
4.30%, 06/18/29 (Call 03/18/29)(c)	100	114,943

		1,852,802

Software — 4.3%
Activision Blizzard Inc., 2.50%, 09/15/50 (Call 03/15/50)	50	44,657
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	50	51,394
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	100	114,142
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	40	39,741
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	200	199,104
3.10%, 03/01/41 (Call 09/01/40)	50	52,033

Security	Par (000)	Value

Software (continued)
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	$200	$211,298
3.50%, 07/01/29 (Call 04/01/29)	120	132,108
4.40%, 07/01/49 (Call 01/01/49)	60	73,586
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	200	204,186
2.50%, 04/01/25 (Call 03/01/25)	250	262,306
2.88%, 03/25/31 (Call 12/25/30)	200	210,560
3.40%, 07/08/24 (Call 04/08/24)	400	428,247
3.65%, 03/25/41 (Call 09/25/40)	400	427,240
3.95%, 03/25/51 (Call 09/25/50)	500	551,445
Roper Technologies Inc., 1.00%, 09/15/25 (Call 08/15/25)	100	99,735
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	200	224,149

		3,325,931

Telecommunications — 10.3%
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	200	200,403
2.30%, 06/01/27 (Call 04/01/27)	400	417,172
2.75%, 06/01/31 (Call 03/01/31)	400	419,158
3.50%, 06/01/41 (Call 12/01/40)	400	421,742
3.50%, 09/15/53 (Call 03/15/53)(c)	500	513,539
3.65%, 09/15/59 (Call 03/15/59)(c)	400	412,039
Bell Canada, Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	80	88,512
British Telecommunications PLC, 9.63%, 12/15/30	100	154,213
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	60	73,749
5.45%, 11/15/79 (Call 05/19/79)	25	35,475
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	100	116,254
Orange SA
5.38%, 01/13/42	50	68,202
9.00%, 03/01/31	100	158,156
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	100	109,808
3.70%, 11/15/49 (Call 05/15/49)	50	53,321
5.00%, 03/15/44 (Call 09/15/43)	100	125,657
Telefonica Emisiones SA
4.67%, 03/06/38	150	177,891
7.05%, 06/20/36(a)	200	291,187
Telefonica Europe BV, 8.25%, 09/15/30	100	146,277
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	50	64,357
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)	150	152,940
3.00%, 02/15/41 (Call 08/15/40)	200	198,437
3.30%, 02/15/51 (Call 08/15/50)	125	125,524
3.50%, 04/15/25 (Call 03/15/25)	200	216,130
3.60%, 11/15/60 (Call 05/15/60)	100	102,435
3.75%, 04/15/27 (Call 02/15/27)	200	221,933
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	400	405,023
2.55%, 03/21/31 (Call 12/21/30)	300	310,074
3.40%, 03/22/41 (Call 09/22/40)	300	320,923
3.55%, 03/22/51 (Call 09/22/50)	400	434,450
3.70%, 03/22/61 (Call 09/22/60)	150	164,996
4.33%, 09/21/28	350	408,652
4.52%, 09/15/48	75	94,062
4.86%, 08/21/46	50	65,185
Vodafone Group PLC
4.38%, 05/30/28	300	348,905
5.25%, 05/30/48	200	266,694

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
6.15%, 02/27/37	$75	$104,354

		7,987,829

Transportation — 2.5%
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	60	60,034
6.13%, 09/15/2115 (Call 03/15/2115)	40	62,858
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	250	230,620
3.35%, 11/01/25 (Call 08/01/25)	100	109,017
4.25%, 03/15/29 (Call 12/15/28)	125	145,533
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	200	216,912
3.25%, 05/15/41 (Call 11/15/40)	50	52,270
4.75%, 11/15/45 (Call 05/15/45)	200	252,102
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	160	163,904
3.16%, 05/15/55 (Call 11/15/54)	50	51,407
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	200	208,412
2.97%, 09/16/62 (Call 03/16/62)	50	49,221
3.20%, 05/20/41 (Call 11/20/40)	75	80,029
3.25%, 02/05/50 (Call 08/05/49)	100	107,184
3.84%, 03/20/60 (Call 09/20/59)	100	116,090

		1,905,593

Water — 0.1%
Essential Utilities Inc., 3.35%, 04/15/50 (Call 10/15/49)	35	36,850

Total Corporate Bonds & Notes — 95.1% (Cost: $71,506,773)		73,661,629

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	2,092	$2,093,345
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	3,160	3,160,000

		5,253,345

Total Short-Term Investments — 6.8% (Cost: $5,253,345)		5,253,345

Total Investments in Securities — 101.9% (Cost: $76,760,118)		78,914,974

Other Assets, Less Liabilities — (1.9)%		(1,457,272)

Net Assets — 100.0%		$77,457,702

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/18/21(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$2,093,460	(b)	$—	$(115)	$—	$2,093,345	2,092	$390	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,160,000	(b)	—	—	—	3,160,000	3,160	43		—

					$(115)	$—	$5,253,345		$433		$—

(a)	The Fund commenced operations on May 18, 2021.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® BBB Rated Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$73,661,629	$—	$73,661,629
Money Market Funds	5,253,345	—	—	5,253,345

	$5,253,345	$73,661,629	$—	$78,914,974

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$390	$397,850
3.38%, 03/01/41 (Call 09/01/40)	477	500,474
4.20%, 04/15/24	376	407,742
4.65%, 10/01/28 (Call 07/01/28)	485	571,391
4.75%, 03/30/30 (Call 12/30/29)	593	709,377
5.40%, 10/01/48 (Call 04/01/48)	293	398,821
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	388	397,346
2.60%, 08/01/31 (Call 05/01/31)	515	531,240
4.20%, 06/01/30 (Call 03/01/30)	392	453,864
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	865	956,637
3.65%, 11/01/24 (Call 08/01/24)	1,011	1,096,392
WPP Finance 2010, 3.75%, 09/19/24	212	229,909

		6,651,043

Aerospace & Defense — 1.8%
Airbus SE, 3.95%, 04/10/47 (Call 10/10/46)(a)(b)	645	738,631
BAE Systems Finance Inc., 7.50%, 07/01/27(a)	100	131,516
BAE Systems Holdings Inc.
3.80%, 10/07/24(a)	155	168,197
3.85%, 12/15/25 (Call 09/15/25)(a)	783	861,199
4.75%, 10/07/44(a)	500	634,118
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(a)	780	762,496
3.00%, 09/15/50 (Call 03/15/50)(a)	770	765,673
3.40%, 04/15/30 (Call 01/15/30)(a)	1,040	1,140,068
5.80%, 10/11/41(a)	280	389,053
Boeing Co. (The)
1.17%, 02/04/23 (Call 02/04/22)	700	700,507
1.43%, 02/04/24 (Call 02/04/22)	2,835	2,841,243
1.88%, 06/15/23 (Call 04/15/23)	700	711,172
1.95%, 02/01/24	230	235,829
2.20%, 10/30/22 (Call 08/30/22)	229	233,015
2.20%, 02/04/26 (Call 02/04/23)	3,105	3,116,681
2.25%, 06/15/26 (Call 03/15/26)	405	415,994
2.50%, 03/01/25 (Call 12/01/24)	242	248,892
2.60%, 10/30/25 (Call 07/30/25)	380	396,620
2.70%, 02/01/27 (Call 12/01/26)	90	93,369
2.75%, 02/01/26 (Call 01/01/26)(b)	530	553,960
2.80%, 03/01/23 (Call 02/01/23)	180	185,162
2.80%, 03/01/24 (Call 02/01/24)	855	893,210
2.80%, 03/01/27 (Call 12/01/26)(b)	625	650,910
2.85%, 10/30/24 (Call 07/30/24)	586	616,212
2.95%, 02/01/30 (Call 11/01/29)	720	740,144
3.10%, 05/01/26 (Call 03/01/26)	600	636,493
3.20%, 03/01/29 (Call 12/01/28)	830	873,622
3.25%, 02/01/28 (Call 12/01/27)	203	217,749
3.25%, 03/01/28 (Call 12/01/27)	518	544,821
3.25%, 02/01/35 (Call 11/01/34)	496	507,344
3.30%, 03/01/35 (Call 09/01/34)(b)	221	224,037
3.38%, 06/15/46 (Call 12/15/45)	290	283,941
3.45%, 11/01/28 (Call 08/01/28)	815	872,544
3.50%, 03/01/39 (Call 09/01/38)	437	444,642
3.50%, 03/01/45 (Call 09/01/44)	245	240,392
3.55%, 03/01/38 (Call 09/01/37)	275	283,943
3.60%, 05/01/34 (Call 02/01/34)	553	585,642
3.63%, 02/01/31 (Call 11/01/30)	150	162,679

Security	Par (000)	Value

Aerospace & Defense (continued)
3.63%, 03/01/48 (Call 09/01/47)(b)	$140	$140,014
3.65%, 03/01/47 (Call 09/01/46)(b)	335	336,805
3.75%, 02/01/50 (Call 08/01/49)(b)	873	903,694
3.83%, 03/01/59 (Call 09/01/58)	455	463,412
3.85%, 11/01/48 (Call 05/01/48)	376	390,332
3.90%, 05/01/49 (Call 11/01/48)	730	764,335
3.95%, 08/01/59 (Call 02/01/59)	853	887,299
4.51%, 05/01/23 (Call 04/01/23)	619	655,802
4.88%, 05/01/25 (Call 04/01/25)	2,433	2,719,733
5.04%, 05/01/27 (Call 03/01/27)	1,185	1,366,115
5.15%, 05/01/30 (Call 02/01/30)	2,510	2,969,741
5.71%, 05/01/40 (Call 11/01/39)	1,380	1,787,182
5.81%, 05/01/50 (Call 11/01/49)	3,674	4,990,047
5.88%, 02/15/40	272	352,827
5.93%, 05/01/60 (Call 11/01/59)	2,260	3,141,247
6.13%, 02/15/33	539	692,366
6.63%, 02/15/38	277	375,900
6.88%, 03/15/39	513	717,816
7.95%, 08/15/24	110	131,488
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(b)	639	646,066
1.88%, 08/15/23 (Call 06/15/23)	621	637,475
2.13%, 08/15/26 (Call 05/15/26)(b)	495	521,333
2.25%, 11/15/22 (Call 08/15/22)	427	435,164
2.25%, 06/01/31 (Call 03/01/31)(b)	495	513,244
2.38%, 11/15/24 (Call 09/15/24)	449	473,026
2.63%, 11/15/27 (Call 08/15/27)	580	625,131
2.85%, 06/01/41 (Call 12/01/40)(b)	510	532,726
3.25%, 04/01/25 (Call 03/01/25)	693	748,463
3.38%, 05/15/23 (Call 04/15/23)	539	566,232
3.50%, 05/15/25 (Call 03/15/25)	483	527,859
3.50%, 04/01/27 (Call 02/01/27)	518	578,424
3.60%, 11/15/42 (Call 05/14/42)	114	131,871
3.63%, 04/01/30 (Call 01/01/30)(b)	915	1,041,357
3.75%, 05/15/28 (Call 02/15/28)	163	185,663
4.25%, 04/01/40 (Call 10/01/39)(b)	457	568,487
4.25%, 04/01/50 (Call 10/01/49)	585	757,963
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	534	521,512
2.90%, 12/15/29 (Call 09/15/29)	489	520,135
3.83%, 04/27/25 (Call 01/27/25)	871	953,320
3.85%, 06/15/23 (Call 05/15/23)	755	798,227
3.85%, 12/15/26 (Call 09/15/26)	575	642,431
3.95%, 05/28/24 (Call 02/28/24)	402	433,389
4.40%, 06/15/28 (Call 03/15/28)	1,059	1,222,776
4.85%, 04/27/35 (Call 10/27/34)(b)	477	605,156
5.05%, 04/27/45 (Call 10/27/44)	445	595,030
6.15%, 12/15/40	155	227,363
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)(b)	340	343,635
2.80%, 06/15/50 (Call 12/15/49)(b)	764	782,151
2.90%, 03/01/25 (Call 12/01/24)	539	576,046
3.10%, 01/15/23 (Call 11/15/22)	514	531,072
3.55%, 01/15/26 (Call 10/15/25)(b)	572	632,441
3.60%, 03/01/35 (Call 09/01/34)	712	822,238
3.80%, 03/01/45 (Call 09/01/44)	735	867,821
4.07%, 12/15/42	845	1,036,862
4.09%, 09/15/52 (Call 03/15/52)	831	1,052,392
4.50%, 05/15/36 (Call 11/15/35)	367	463,971
4.70%, 05/15/46 (Call 11/15/45)	1,068	1,432,036

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
5.72%, 06/01/40(b)	$90	$126,078
Series B, 6.15%, 09/01/36	305	439,107
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	397	422,145
3.20%, 02/01/27 (Call 11/01/26)	553	604,452
3.25%, 08/01/23	1,074	1,131,225
3.25%, 01/15/28 (Call 10/15/27)	1,507	1,647,006
3.85%, 04/15/45 (Call 10/15/44)	226	262,658
4.03%, 10/15/47 (Call 04/15/47)	1,367	1,638,219
4.40%, 05/01/30 (Call 02/01/30)(b)	339	402,818
4.75%, 06/01/43	578	748,778
5.05%, 11/15/40	459	606,970
5.15%, 05/01/40 (Call 11/01/39)	472	624,034
5.25%, 05/01/50 (Call 11/01/49)	755	1,072,957
Northrop Grumman Systems Corp.
7.75%, 02/15/31(b)	495	725,612
7.88%, 03/01/26	150	191,812
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	125	123,501
2.25%, 07/01/30 (Call 04/01/30)	668	682,755
2.65%, 11/01/26 (Call 08/01/26)	185	197,474
2.82%, 09/01/51 (Call 03/01/51)	170	167,402
3.13%, 05/04/27 (Call 02/04/27)	895	976,197
3.13%, 07/01/50 (Call 01/01/50)	845	879,104
3.20%, 03/15/24 (Call 01/15/24)	966	1,026,281
3.50%, 03/15/27 (Call 12/15/26)	1,165	1,287,658
3.70%, 12/15/23 (Call 09/15/23)	453	484,211
3.75%, 11/01/46 (Call 05/01/46)	802	912,142
3.95%, 08/16/25 (Call 06/16/25)	1,154	1,279,969
4.05%, 05/04/47 (Call 11/04/46)	587	692,912
4.13%, 11/16/28 (Call 08/16/28)	1,289	1,482,895
4.15%, 05/15/45 (Call 11/16/44)	637	760,347
4.20%, 12/15/44 (Call 06/15/44)	320	372,907
4.35%, 04/15/47 (Call 10/15/46)	741	911,455
4.45%, 11/16/38 (Call 05/16/38)	449	547,703
4.50%, 06/01/42	1,389	1,737,810
4.63%, 11/16/48 (Call 05/16/48)	1,291	1,665,607
4.70%, 12/15/41	515	654,087
4.80%, 12/15/43 (Call 06/15/43)	391	502,885
4.88%, 10/15/40	196	250,453
5.40%, 05/01/35	645	854,575
5.70%, 04/15/40	594	829,659
6.05%, 06/01/36	295	413,335
6.13%, 07/15/38	730	1,042,285
6.70%, 08/01/28	607	798,524
7.20%, 08/15/27(b)	50	65,755
7.50%, 09/15/29	750	1,051,056
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	218	222,549
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 04/01/22)	230	230,306
1.60%, 04/01/26 (Call 03/01/26)	402	406,973
2.25%, 04/01/28 (Call 02/01/28)	150	153,765
2.75%, 04/01/31 (Call 01/01/31)	305	318,077

		107,064,848

Agriculture — 1.2%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	196	204,445
2.45%, 02/04/32 (Call 11/04/31)	1,115	1,089,768
2.63%, 09/16/26 (Call 06/16/26)	710	746,033
3.40%, 05/06/30 (Call 02/06/30)	659	706,290

Security	Par (000)	Value

Agriculture (continued)
3.40%, 02/04/41 (Call 08/04/40)	$1,011	$971,860
3.70%, 02/04/51 (Call 08/04/50)	1,036	1,005,836
3.80%, 02/14/24 (Call 01/14/24)	25	26,815
3.88%, 09/16/46 (Call 03/16/46)(b)	1,044	1,054,175
4.00%, 01/31/24	105	113,624
4.00%, 02/04/61 (Call 08/04/60)	705	692,113
4.25%, 08/09/42	856	907,655
4.40%, 02/14/26 (Call 12/14/25)	412	466,398
4.45%, 05/06/50 (Call 11/06/49)	376	409,895
4.50%, 05/02/43(b)	694	763,217
4.80%, 02/14/29 (Call 11/14/28)	959	1,115,443
5.38%, 01/31/44	1,312	1,577,888
5.80%, 02/14/39 (Call 08/14/38)	608	761,234
5.95%, 02/14/49 (Call 08/14/48)	1,742	2,262,062
6.20%, 02/14/59 (Call 08/14/58)	331	430,247
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	865	920,881
2.75%, 03/27/25 (Call 02/27/25)	350	372,621
3.25%, 03/27/30 (Call 12/27/29)	1,092	1,215,943
3.75%, 09/15/47 (Call 03/15/47)	240	287,628
4.02%, 04/16/43	438	544,695
4.50%, 03/15/49 (Call 09/15/48)	910	1,224,405
4.54%, 03/26/42(b)	165	217,637
5.38%, 09/15/35(b)	130	178,013
5.94%, 10/01/32(b)	80	109,429
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	937	941,519
2.73%, 03/25/31 (Call 12/25/30)(b)	384	382,719
2.79%, 09/06/24 (Call 08/06/24)	657	690,386
3.22%, 08/15/24 (Call 06/15/24)	1,418	1,504,715
3.22%, 09/06/26 (Call 07/06/26)	593	633,027
3.46%, 09/06/29 (Call 06/06/29)(b)	817	870,575
3.56%, 08/15/27 (Call 05/15/27)	2,657	2,875,302
3.73%, 09/25/40 (Call 03/25/40)	420	416,805
3.98%, 09/25/50 (Call 03/25/50)	811	802,930
4.39%, 08/15/37 (Call 02/15/37)	1,532	1,665,679
4.54%, 08/15/47 (Call 02/15/47)	1,504	1,611,972
4.70%, 04/02/27 (Call 02/02/27)	574	652,063
4.76%, 09/06/49 (Call 03/06/49)	936	1,029,364
4.91%, 04/02/30 (Call 01/02/30)	876	1,015,928
5.28%, 04/02/50 (Call 02/02/49)	451	530,882
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(b)	513	515,970
3.95%, 06/15/25(a)	1,323	1,446,478
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,082	1,099,096
2.75%, 05/14/31 (Call 02/14/31)	493	506,280
3.00%, 09/25/22 (Call 08/25/22)	84	86,204
3.25%, 08/15/26 (Call 05/15/26)(b)	236	255,700
3.75%, 09/25/27 (Call 06/25/27)(b)	614	682,135
4.35%, 03/15/24 (Call 02/15/24)	655	710,079
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(a)	710	708,368
0.75%, 02/02/26 (Call 01/02/26)(a)	480	475,320
1.38%, 07/23/23(a)	711	725,268
1.70%, 02/02/31 (Call 11/02/30)(a)	340	334,950
2.13%, 04/23/30 (Call 01/23/30)(a)	625	641,061
3.13%, 05/25/51 (Call 11/25/50)(a)(b)	1,050	1,152,403
3.25%, 03/01/23(a)	173	180,630
3.25%, 05/23/29 (Call 02/23/29)(a)	529	581,218

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	$235	$285,245
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(a)(b)	705	743,346
3.50%, 07/26/26 (Call 05/26/26)(a)	588	634,609
3.88%, 07/26/29 (Call 04/26/29)(a)	459	497,528
4.25%, 07/21/25 (Call 04/21/25)(a)	429	471,055
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	548	541,552
1.13%, 05/01/23(b)	816	826,091
1.50%, 05/01/25 (Call 04/01/25)	752	766,704
1.75%, 11/01/30 (Call 08/01/30)	418	408,056
2.10%, 05/01/30 (Call 02/01/30)(b)	605	610,680
2.13%, 05/10/23 (Call 03/10/23)	339	348,106
2.50%, 11/02/22 (Call 10/02/22)	484	495,320
2.63%, 03/06/23	198	204,779
2.75%, 02/25/26 (Call 11/25/25)	523	558,868
2.88%, 05/01/24 (Call 04/01/24)	1,266	1,339,377
3.13%, 08/17/27 (Call 05/17/27)(b)	420	459,118
3.13%, 03/02/28 (Call 12/02/27)	456	493,804
3.25%, 11/10/24	637	687,935
3.38%, 08/11/25 (Call 05/11/25)	370	402,492
3.38%, 08/15/29 (Call 05/15/29)(b)	450	497,448
3.60%, 11/15/23	376	402,540
3.88%, 08/21/42	658	727,137
4.13%, 03/04/43	686	780,737
4.25%, 11/10/44	1,000	1,172,341
4.38%, 11/15/41	685	805,933
4.50%, 03/20/42	567	675,755
4.88%, 11/15/43	434	543,776
6.38%, 05/16/38	925	1,318,961
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	2,219	2,458,915
4.85%, 09/15/23	448	487,043
5.70%, 08/15/35 (Call 02/15/35)	551	673,633
5.85%, 08/15/45 (Call 02/12/45)	1,694	2,095,109
6.15%, 09/15/43	222	281,505
7.25%, 06/15/37	549	747,423
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(a)	495	500,133
3.20%, 04/21/31 (Call 01/21/31)(a)	580	595,582

		71,639,912

Airlines — 0.2%
Delta Air Lines Inc., 7.00%, 05/01/25(a)	130	152,077
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a)	1,740	1,866,150
4.75%, 10/20/28(a)	2,450	2,731,742
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd, 6.50%, 06/20/27 (Call 06/30/23)(a)	1,606	1,744,678
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)(b)	646	658,407
2.75%, 11/16/22 (Call 10/16/22)	190	194,743
3.00%, 11/15/26 (Call 08/15/26)	139	148,477
3.45%, 11/16/27 (Call 08/16/27)	249	269,264
4.75%, 05/04/23	1,074	1,146,639
5.13%, 06/15/27 (Call 04/15/27)	1,518	1,774,755
5.25%, 05/04/25 (Call 04/04/25)	711	805,842

		11,492,774

Security	Par (000)	Value

Apparel — 0.2%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	$230	$236,642
2.38%, 11/01/26 (Call 08/01/26)	1,016	1,082,532
2.40%, 03/27/25 (Call 02/27/25)	636	673,946
2.75%, 03/27/27 (Call 01/27/27)	953	1,031,328
2.85%, 03/27/30 (Call 12/27/29)	1,195	1,306,867
3.25%, 03/27/40 (Call 09/27/39)	807	900,802
3.38%, 11/01/46 (Call 05/01/46)	371	419,275
3.38%, 03/27/50 (Call 09/27/49)	1,075	1,235,990
3.63%, 05/01/43 (Call 11/01/42)(b)	154	182,395
3.88%, 11/01/45 (Call 05/01/45)	934	1,141,329
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	877	975,106
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	760	813,600
3.75%, 09/15/25 (Call 07/15/25)	929	1,023,589
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	438	479,443
4.25%, 04/01/25 (Call 01/01/25)	137	148,543
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	1,174	1,228,414
2.80%, 04/23/27 (Call 02/23/27)(b)	788	845,171
2.95%, 04/23/30 (Call 01/23/30)(b)	635	677,879
6.00%, 10/15/33(b)	20	26,269

		14,429,120

Auto Manufacturers — 2.2%
American Honda Finance Corp.
0.55%, 07/12/24	630	628,507
0.65%, 09/08/23	826	830,217
0.88%, 07/07/23	569	573,755
1.00%, 09/10/25	745	746,493
1.20%, 07/08/25	610	615,676
1.80%, 01/13/31	500	498,022
1.95%, 05/10/23	367	376,833
2.00%, 03/24/28	390	401,419
2.05%, 01/10/23	298	305,047
2.15%, 09/10/24	678	707,078
2.30%, 09/09/26	737	778,303
2.35%, 01/08/27	343	361,191
2.40%, 06/27/24	334	350,379
2.60%, 11/16/22	628	645,157
2.90%, 02/16/24	103	108,795
3.45%, 07/14/23	702	741,032
3.50%, 02/15/28	357	397,084
3.55%, 01/12/24	818	874,337
3.63%, 10/10/23	827	881,338
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(a)(b)	764	800,190
2.85%, 08/14/29 (Call 05/14/29)(a)(b)	350	376,228
BMW U.S. Capital LLC
0.75%, 08/12/24(a)(b)	175	175,842
0.80%, 04/01/24(a)	1,040	1,046,099
1.25%, 08/12/26 (Call 07/12/26)(a)(b)	115	115,403
1.95%, 08/12/31 (Call 05/12/31)(a)	380	378,415
2.25%, 09/15/23 (Call 07/15/23)(a)(b)	768	794,211
2.80%, 04/11/26 (Call 01/11/26)(a)(b)	940	1,005,576
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	740	786,339
3.30%, 04/06/27 (Call 01/06/27)(a)	70	76,863
3.45%, 04/12/23 (Call 03/12/23)(a)(b)	805	842,605
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	360	407,735
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	516	583,845

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.80%, 04/06/23(a)	$436	$458,905
3.90%, 04/09/25 (Call 03/09/25)(a)	1,293	1,420,785
3.95%, 08/14/28 (Call 05/14/28)(a)	375	429,669
4.15%, 04/09/30 (Call 01/09/30)(a)	441	515,633
BMW US Capital LLC, 2.55%, 04/01/31 (Call 01/01/31)(a)(b)	735	769,590
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	919	915,352
1.50%, 09/01/30 (Call 06/01/30)	896	867,836
2.60%, 09/01/50 (Call 03/01/50)(b)	986	954,188
3.65%, 10/01/23 (Call 07/01/23)(b)	343	363,717
4.88%, 10/01/43 (Call 04/01/43)(b)	150	199,670
Daimler Finance North America LLC
0.75%, 03/01/24(a)(b)	240	240,647
1.45%, 03/02/26(a)	475	479,814
1.75%, 03/10/23(a)	405	412,748
2.13%, 03/10/25(a)	590	611,380
2.45%, 03/02/31(a)	565	583,873
2.63%, 03/10/30(a)	260	270,912
2.70%, 06/14/24(a)(b)	1,086	1,141,743
3.10%, 08/15/29(a)(b)	256	278,323
3.25%, 08/01/24(a)(b)	645	689,697
3.30%, 05/19/25(a)	627	676,460
3.45%, 01/06/27(a)	860	944,501
3.50%, 08/03/25(a)	692	753,186
3.65%, 02/22/24(a)(b)	465	498,053
3.70%, 05/04/23(a)	630	662,263
3.75%, 02/22/28(a)(b)	369	414,754
4.30%, 02/22/29(a)	500	581,992
8.50%, 01/18/31	1,068	1,633,573
General Motors Co.
4.00%, 04/01/25	383	419,092
4.20%, 10/01/27 (Call 07/01/27)(b)	524	586,801
4.88%, 10/02/23	1,016	1,102,038
5.00%, 10/01/28 (Call 07/01/28)	632	740,014
5.00%, 04/01/35	636	766,300
5.15%, 04/01/38 (Call 10/01/37)	598	721,309
5.20%, 04/01/45	891	1,092,168
5.40%, 10/02/23	847	925,832
5.40%, 04/01/48 (Call 10/01/47)	515	652,300
5.95%, 04/01/49 (Call 10/01/48)	760	1,034,646
6.13%, 10/01/25 (Call 09/01/25)	896	1,056,723
6.25%, 10/02/43	1,102	1,508,648
6.60%, 04/01/36 (Call 10/01/35)	901	1,232,228
6.75%, 04/01/46 (Call 10/01/45)	555	802,989
6.80%, 10/01/27 (Call 08/01/27)	688	866,933
General Motors Financial Co. Inc.
1.05%, 03/08/24	688	692,326
1.25%, 01/08/26 (Call 12/08/25)	610	605,995
1.50%, 06/10/26 (Call 05/10/26)	1,145	1,145,791
1.70%, 08/18/23	713	727,032
2.35%, 01/08/31 (Call 10/08/30)(b)	674	667,824
2.40%, 04/10/28 (Call 02/10/28)	870	887,006
2.70%, 08/20/27 (Call 06/20/27)	699	729,790
2.70%, 06/10/31 (Call 03/10/31)	597	606,840
2.75%, 06/20/25 (Call 05/20/25)	1,168	1,226,771
2.90%, 02/26/25 (Call 01/26/25)	890	940,383
3.25%, 01/05/23 (Call 12/05/22)	736	760,333
3.50%, 11/07/24 (Call 09/07/24)	973	1,041,723
3.60%, 06/21/30 (Call 03/21/30)	837	908,695

Security	Par (000)	Value

Auto Manufacturers (continued)
3.70%, 05/09/23 (Call 03/09/23)	$1,029	$1,075,546
3.85%, 01/05/28 (Call 10/05/27)	194	212,958
3.95%, 04/13/24 (Call 02/13/24)	989	1,060,584
4.00%, 01/15/25 (Call 10/15/24)	222	241,416
4.00%, 10/06/26 (Call 07/06/26)	745	824,040
4.15%, 06/19/23 (Call 05/19/23)	312	330,019
4.25%, 05/15/23	405	429,269
4.30%, 07/13/25 (Call 04/13/25)	470	519,673
4.35%, 04/09/25 (Call 02/09/25)	722	796,248
4.35%, 01/17/27 (Call 10/17/26)	1,096	1,233,419
5.10%, 01/17/24 (Call 12/17/23)	1,353	1,480,777
5.20%, 03/20/23	494	527,521
5.25%, 03/01/26 (Call 12/01/25)	839	965,892
5.65%, 01/17/29 (Call 10/17/28)	378	459,905
Harley-Davidson Financial Services Inc.
3.35%, 02/15/23 (Call 01/15/23)(a)	96	99,396
3.35%, 06/08/25 (Call 05/08/25)(a)	1,287	1,368,220
Hyundai Capital America
0.80%, 01/08/24(a)	919	915,748
0.88%, 06/14/24(a)	600	597,806
1.25%, 09/18/23(a)	869	876,893
1.30%, 01/08/26 (Call 12/08/25)(a)	755	746,968
1.50%, 06/15/26 (Call 05/15/26)(a)	650	646,578
1.80%, 10/15/25 (Call 09/15/25)(a)	730	739,034
1.80%, 01/10/28 (Call 11/10/27)(a)	565	562,240
2.00%, 06/15/28 (Call 04/15/28)(a)	874	870,183
2.38%, 02/10/23(a)	400	409,502
2.38%, 10/15/27 (Call 08/15/27)(a)	650	664,988
2.65%, 02/10/25 (Call 01/10/25)(a)	579	604,941
2.75%, 09/27/26(a)(b)	563	589,882
2.85%, 11/01/22(a)(b)	276	283,189
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	688	729,140
3.25%, 09/20/22(a)	500	513,877
3.40%, 06/20/24(a)	475	504,424
3.50%, 11/02/26 (Call 09/02/26)(a)	690	746,914
4.13%, 06/08/23(a)	745	788,594
4.30%, 02/01/24(a)	605	652,304
5.75%, 04/06/23(a)	527	568,183
5.88%, 04/07/25 (Call 03/07/25)(a)	130	149,801
6.38%, 04/08/30 (Call 01/08/30)(a)	230	299,085
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)	225	222,860
3.63%, 08/29/27(a)	200	221,307
3.75%, 03/05/23(a)	500	522,931
Kia Corp.
1.00%, 04/16/24(a)	80	80,234
3.25%, 04/21/26(a)	700	751,329
3.50%, 10/25/27(a)	280	306,648
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(a)	519	519,918
2.00%, 03/09/26 (Call 02/09/26)(a)	832	839,854
2.60%, 09/28/22(a)	388	395,438
2.75%, 03/09/28 (Call 01/09/28)(a)	791	805,626
3.45%, 03/15/23(a)	358	371,606
3.88%, 09/21/23(a)	235	248,559
Nissan Motor Co. Ltd.
3.04%, 09/15/23(a)	1,489	1,551,212
3.52%, 09/17/25 (Call 08/17/25)(a)	1,142	1,221,637
4.35%, 09/17/27 (Call 07/17/27)(a)	1,520	1,691,202
4.81%, 09/17/30 (Call 06/17/30)(a)	1,736	1,966,446

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
PACCAR Financial Corp.
0.35%, 08/11/23	$555	$555,861
0.35%, 02/02/24	410	408,795
0.50%, 08/09/24	115	114,718
0.80%, 06/08/23	285	287,371
1.10%, 05/11/26	140	140,583
1.80%, 02/06/25	170	176,219
1.90%, 02/07/23	250	255,781
2.00%, 09/26/22	180	183,483
2.15%, 08/15/24	1,095	1,141,494
2.65%, 04/06/23	25	25,931
3.40%, 08/09/23	255	270,345
Stellantis NV, 5.25%, 04/15/23	1,105	1,179,775
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	845	847,843
1.34%, 03/25/26 (Call 02/25/26)	1,034	1,048,127
2.36%, 07/02/24	570	598,272
2.36%, 03/25/31 (Call 12/25/30)(b)	785	825,808
2.76%, 07/02/29(b)	45	48,710
3.42%, 07/20/23(b)	935	990,337
3.67%, 07/20/28	515	584,590
Toyota Motor Credit Corp.
0.45%, 01/11/24	447	446,699
0.50%, 08/14/23(b)	1,255	1,259,543
0.50%, 06/18/24	400	399,168
0.80%, 10/16/25	849	844,291
0.80%, 01/09/26	650	643,054
1.13%, 06/18/26	300	300,867
1.15%, 08/13/27	702	697,761
1.35%, 08/25/23	1,093	1,113,961
1.65%, 01/10/31(b)	150	148,888
1.80%, 02/13/25(b)	824	849,619
1.90%, 04/06/28	576	590,906
2.00%, 10/07/24	160	166,468
2.15%, 09/08/22	650	662,562
2.15%, 02/13/30	702	724,704
2.25%, 10/18/23	686	712,177
2.63%, 01/10/23	729	752,167
2.70%, 01/11/23	331	341,867
2.90%, 03/30/23	669	696,036
2.90%, 04/17/24	534	566,264
3.00%, 04/01/25	977	1,047,893
3.05%, 01/11/28	341	374,096
3.20%, 01/11/27	566	623,167
3.35%, 01/08/24(b)	231	246,187
3.38%, 04/01/30	602	676,985
3.40%, 04/14/25	648	705,842
3.45%, 09/20/23(b)	688	730,981
3.65%, 01/08/29	216	246,391
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(a)	465	466,464
0.88%, 11/22/23(a)(b)	1,084	1,090,088
1.25%, 11/24/25 (Call 10/24/25)(a)	1,066	1,066,645
1.63%, 11/24/27 (Call 09/24/27)(a)	616	615,035
2.70%, 09/26/22(a)	510	522,490
2.85%, 09/26/24(a)	561	592,236
3.13%, 05/12/23(a)	965	1,004,944
3.20%, 09/26/26 (Call 07/26/26)(a)	529	571,371
3.35%, 05/13/25(a)	780	839,898
3.75%, 05/13/30(a)	550	616,466

Security	Par (000)	Value

Auto Manufacturers (continued)
4.25%, 11/13/23(a)	$1,064	$1,142,879
4.63%, 11/13/25(a)	543	615,785
4.75%, 11/13/28(a)	735	869,211

		133,495,871

Auto Parts & Equipment — 0.2%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	234	252,205
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	924	1,035,996
4.35%, 03/15/29 (Call 12/15/28)(b)	484	563,321
4.40%, 10/01/46 (Call 04/01/46)	200	240,857
5.40%, 03/15/49 (Call 09/15/48)(b)	201	279,696
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)(b)	974	1,035,566
3.38%, 03/15/25 (Call 12/15/24)(b)	460	495,645
4.38%, 03/15/45 (Call 09/15/44)	404	480,988
5.00%, 10/01/25(a)	495	568,308
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	225	244,259
3.80%, 09/15/27 (Call 06/15/27)(b)	1,109	1,234,638
4.25%, 05/15/29 (Call 02/15/29)	94	106,756
5.25%, 05/15/49 (Call 11/15/48)(b)	447	569,714
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	817	843,900
3.63%, 06/15/24 (Call 03/15/24)	373	401,461
4.15%, 10/01/25 (Call 07/01/25)	880	984,782
Toyota Industries Corp., 3.24%, 03/16/23 (Call 02/16/23)(a)	250	260,320

		9,598,412

Banks — 19.4%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(c)	1,700	1,698,586
4.75%, 07/28/25(a)	475	531,193
4.80%, 04/18/26(a)	280	317,670
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(a)	275	289,099
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(a)(c)	740	794,965
4.75%, 10/12/23(a)	1,230	1,328,339
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(a)	317	318,235
1.90%, 02/13/23(a)	545	558,254
2.55%, 02/13/30(a)	610	644,128
3.40%, 03/19/24(a)	752	805,667
3.45%, 07/17/27(a)	535	595,368
3.45%, 01/21/28(a)(b)	556	620,609
ASB Bank Ltd.
3.13%, 05/23/24(a)(b)	740	788,922
3.75%, 06/14/23(a)	455	481,979
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)	125	135,343
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30)(a)(c)	925	910,413
2.95%, 07/22/30 (Call 07/22/25)(a)(b)(c)	557	582,005
4.40%, 05/19/26(a)	1,085	1,226,486
4.50%, 03/19/24(a)	135	147,139
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	635	649,308
2.63%, 11/09/22	300	308,587
3.70%, 11/16/25	835	934,329
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	800	803,531

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.13%, 09/18/25	$775	$770,887
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(a)(b)	200	208,888
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(a)	750	771,563
3.13%, 07/01/30 (Call 07/01/25)(a)(c)	338	338,000
3.25%, 09/30/31 (Call 09/30/26)(a)(c)	80	80,080
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)	25	27,063
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)	245	266,440
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(a)	475	508,255
4.38%, 04/11/27 (Call 01/11/27)(a)(b)	240	259,906
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(a)(b)	245	249,474
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(a)	689	661,440
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(a)	320	333,200
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(a)	185	191,939
5.38%, 04/17/25(a)	1,104	1,251,163
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(c)	1,200	1,203,415
1.85%, 03/25/26	265	269,293
2.71%, 06/27/24	1,470	1,553,070
2.75%, 05/28/25	1,700	1,792,419
2.75%, 12/03/30	495	497,581
2.96%, 03/25/31	430	445,509
3.13%, 02/23/23	635	659,111
3.31%, 06/27/29	703	771,385
3.49%, 05/28/30	937	1,019,423
3.80%, 02/23/28	750	830,104
3.85%, 04/12/23	880	926,391
4.25%, 04/11/27	1,377	1,559,859
4.38%, 04/12/28	765	877,972
5.18%, 11/19/25	815	933,192
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	243	247,082
BancorpSouth Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(b)(c)	225	237,705
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(a)	450	486,090
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23)(c)	331	330,698
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(c)	1,398	1,403,766
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(c)	1,215	1,221,860
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(c)	1,992	1,997,588
1.20%, 10/24/26 (Call 10/24/25)(c)	1,603	1,596,300
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(c)	1,220	1,224,059
1.49%, 05/19/24 (Call 05/19/23)(c)	400	406,678
1.73%, 07/22/27 (Call 07/22/26)(c)	3,435	3,480,840
1.90%, 07/23/31 (Call 07/23/30)(c)	432	423,133
1.92%, 10/24/31 (Call 10/24/30)(b)(c)	2,043	2,001,349
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)(c)	1,563	1,609,672
2.09%, 06/14/29 (Call 06/14/28)(c)	650	659,344
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(c)	2,712	2,728,118
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(c)	1,292	1,352,544
2.50%, 10/21/22 (Call 10/21/21)	533	534,615

Security	Par (000)	Value

Banks (continued)
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(c)	$2,563	$2,635,486
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(c)	2,037	2,108,756
2.68%, 06/19/41 (Call 06/19/40)(c)	2,048	2,017,799
2.69%, 04/22/32 (Call 04/22/31)(c)	2,432	2,527,483
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(c)	805	792,429
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(c)	1,583	1,676,509
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(c)	1,305	1,318,338
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(c)	3,006	3,103,695
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)(c)	1,227	1,306,625
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(c)	1,919	2,076,925
3.25%, 10/21/27 (Call 10/21/26)	2,145	2,340,158
3.30%, 01/11/23	1,144	1,191,324
3.31%, 04/22/42 (Call 04/22/41)(c)	1,913	2,062,619
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(c)	1,880	2,019,486
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(c)	3,922	4,307,456
3.46%, 03/15/25 (Call 03/15/24)(c)	1,702	1,816,796
3.50%, 04/19/26	2,023	2,227,399
3.55%, 03/05/24 (Call 03/05/23)(c)	2,804	2,928,153
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(c)	2,389	2,620,627
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(c)	1,668	1,844,228
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(c)	1,620	1,795,677
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(c)	2,030	2,261,679
3.86%, 07/23/24 (Call 07/23/23)(c)	2,365	2,506,918
3.88%, 08/01/25	1,707	1,894,058
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.190%)(c)	1,058	1,247,474
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(b)(c)	1,291	1,456,596
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(c)	2,298	2,610,150
4.00%, 04/01/24	2,080	2,261,775
4.00%, 01/22/25	2,370	2,590,240
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(c)	1,270	1,495,713
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.150%)(c)	3,511	4,238,214
4.10%, 07/24/23	1,881	2,013,848
4.13%, 01/22/24	2,251	2,442,335
4.20%, 08/26/24(b)	1,057	1,158,525
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(c)	1,572	1,865,795
4.25%, 10/22/26	1,732	1,966,837
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(c)	2,366	2,720,341
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(b)(c)	2,100	2,625,038
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(c)	1,371	1,731,080
4.45%, 03/03/26	1,272	1,434,710

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.88%, 04/01/44	$387	$504,846
5.00%, 01/21/44	1,548	2,081,028
5.88%, 02/07/42	1,298	1,898,135
6.11%, 01/29/37	1,544	2,124,947
6.22%, 09/15/26(b)	600	732,821
7.75%, 05/14/38	741	1,174,243
Series L, 3.95%, 04/21/25	1,992	2,181,488
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,682	1,890,332
Series L, 4.75%, 04/21/45	569	724,382
Series N, 1.66%, 03/11/27 (Call 03/11/26)(c)	920	930,103
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(c)	1,729	1,792,273
Series N, 3.48%, 03/13/52 (Call 03/11/51), (SOFR + 1.650%)(c)	988	1,095,828
Bank of America N.A., 6.00%, 10/15/36	1,256	1,754,963
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(c)(d)	1,856	1,995,204
Bank of China Ltd., 5.00%, 11/13/24(a)	1,855	2,065,721
Bank of Ireland Group PLC, 4.50%, 11/25/23(a)	943	1,015,445
Bank of Montreal
0.45%, 12/08/23(b)	995	995,524
0.63%, 07/09/24	920	919,974
0.95%, 01/22/27 (Call 01/22/26)(c)	545	539,734
1.85%, 05/01/25(b)	555	573,723
2.05%, 11/01/22(b)	45	45,943
2.35%, 09/11/22	321	328,021
2.50%, 06/28/24	981	1,031,735
2.55%, 11/06/22 (Call 10/06/22)	411	421,284
3.80%, 12/15/32 (Call 12/15/27)(c)	1,510	1,669,652
4.34%, 10/05/28 (Call 10/05/23)(c)	690	737,934
Series E, 3.30%, 02/05/24	1,257	1,340,682
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	585	584,535
0.50%, 04/26/24 (Call 03/26/24)	456	456,067
0.75%, 01/28/26 (Call 12/28/25)	85	84,425
1.05%, 10/15/26 (Call 09/15/26)	1,051	1,045,877
1.60%, 04/24/25 (Call 03/24/25)	684	703,187
1.65%, 07/14/28 (Call 05/14/28)	695	704,663
1.65%, 01/28/31 (Call 10/28/30)(b)	342	339,145
1.80%, 07/28/31 (Call 04/28/31)	955	947,558
1.85%, 01/27/23 (Call 12/27/22)	649	663,066
2.10%, 10/24/24	451	472,151
2.20%, 08/16/23 (Call 06/16/23)	793	820,247
2.45%, 08/17/26 (Call 05/17/26)(b)	779	829,311
2.80%, 05/04/26 (Call 02/04/26)(b)	619	667,625
2.95%, 01/29/23 (Call 12/29/22)	204	211,231
3.00%, 10/30/28 (Call 07/30/28)(b)	461	507,023
3.25%, 09/11/24 (Call 08/11/24)	610	656,554
3.25%, 05/16/27 (Call 02/16/27)	378	416,996
3.30%, 08/23/29 (Call 05/23/29)	503	559,893
3.40%, 05/15/24 (Call 04/15/24)	472	506,670
3.40%, 01/29/28 (Call 10/29/27)	784	875,041
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(c)	547	604,546
3.45%, 08/11/23	617	654,864
3.50%, 04/28/23	417	438,879
3.85%, 04/28/28	791	912,715
3.95%, 11/18/25 (Call 10/18/25)	291	326,413
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	657	705,968
Series G, 3.00%, 02/24/25 (Call 01/24/25)	653	701,903

Security	Par (000)	Value

Banks (continued)
Bank of New Zealand
1.00%, 03/03/26(a)	$110	$109,499
2.00%, 02/21/25(a)	955	989,158
3.50%, 02/20/24(a)	351	375,357
Bank of Nova Scotia (The)
0.55%, 09/15/23	1,066	1,069,148
0.65%, 07/31/24	785	785,377
0.70%, 04/15/24	127	127,252
0.80%, 06/15/23(b)	259	260,771
1.05%, 03/02/26	646	642,652
1.30%, 06/11/25	870	880,209
1.35%, 06/24/26	1,050	1,057,861
1.63%, 05/01/23	563	575,303
1.95%, 02/01/23	491	502,396
2.00%, 11/15/22(b)	650	663,613
2.15%, 08/01/31	1,250	1,261,800
2.20%, 02/03/25	1,122	1,171,915
2.38%, 01/18/23	651	669,332
2.45%, 09/19/22	476	487,552
2.70%, 08/03/26	771	824,822
3.40%, 02/11/24	1,253	1,336,949
4.50%, 12/16/25	1,036	1,173,946
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	177	201,448
5.13%, 06/11/30 (Call 03/11/30)	360	419,088
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(a)(b)	1,265	1,265,775
2.13%, 11/21/22(a)(b)	100	102,273
2.38%, 11/21/24(a)	335	349,991
3.75%, 07/20/23(a)	806	855,053
Barclays Bank PLC, 3.75%, 05/15/24(b)	400	433,604
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(c)	818	821,656
2.65%, 06/24/31 (Call 06/24/30)(b)(c)	1,365	1,390,942
2.67%, 03/10/32 (Call 03/10/31)(c)	360	366,325
2.85%, 05/07/26 (Call 05/07/25)(c)	525	555,646
3.56%, 09/23/35 (Call 09/23/30)(b)(c)	200	208,975
3.65%, 03/16/25	1,366	1,480,162
3.68%, 01/10/23 (Call 01/10/22)	458	463,366
3.81%, 03/10/42 (Call 03/10/41)(c)	640	696,142
3.93%, 05/07/25 (Call 05/07/24)(b)(c)	1,705	1,837,465
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(c)	1,021	1,084,126
4.34%, 01/10/28 (Call 01/10/27)	1,045	1,177,858
4.38%, 09/11/24	1,005	1,096,985
4.38%, 01/12/26	1,727	1,942,140
4.84%, 05/09/28 (Call 05/07/27)(b)	1,339	1,517,749
4.95%, 01/10/47	890	1,167,571
4.97%, 05/16/29 (Call 05/16/28)(c)	782	918,842
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(b)(c)	1,445	1,686,962
5.20%, 05/12/26	1,542	1,771,419
5.25%, 08/17/45(b)	1,025	1,390,031
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(a)	200	202,400
BBVA USA
3.88%, 04/10/25 (Call 03/10/25)	585	644,785
2.50%, 08/27/24 (Call 07/27/24)	397	417,934
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)(c)	1,620	1,606,664
1.68%, 06/30/27 (Call 06/30/26)(a)(c)	2,000	2,009,237

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.90%, 09/30/28 (Call 09/30/27)(a)(b)(c)	$890	$896,787
2.22%, 06/09/26 (Call 06/09/25)(a)(b)(c)	380	391,154
2.59%, 08/12/35 (Call 08/12/30)(a)(c)	845	831,208
2.82%, 11/19/25 (Call 11/19/24)(a)(c)	1,832	1,924,498
2.82%, 01/26/41(a)(b)	765	741,152
2.87%, 04/19/32 (Call 04/19/31)(a)(c)	1,511	1,567,373
3.25%, 03/03/23	600	627,626
3.38%, 01/09/25(a)	1,296	1,390,024
3.50%, 03/01/23(a)(b)	631	659,399
3.50%, 11/16/27(a)	345	379,096
3.80%, 01/10/24(a)	858	917,600
4.25%, 10/15/24	1,388	1,524,070
4.38%, 09/28/25(a)	679	751,120
4.38%, 05/12/26(a)	1,210	1,350,465
4.38%, 03/01/33 (Call 03/01/28)(a)(c)	810	899,430
4.40%, 08/14/28(a)(b)	997	1,149,401
4.63%, (Call 02/25/31)(a)(c)(d)	40	41,606
4.63%, 03/13/27(a)(b)	1,010	1,143,707
4.71%, 01/10/25 (Call 01/10/24)(a)(c)	648	705,260
5.20%, 01/10/30 (Call 01/10/29)(a)(b)(c)	622	751,016
7.20%, (Call 06/25/37)(a)(b)(c)(d)	720	768,888
BNZ International Funding Ltd./London, 3.38%, 03/01/23(a)	635	662,870
BPCE SA
1.00%, 01/20/26(a)	1,050	1,041,121
1.65%, 10/06/26 (Call 10/06/25)(a)(c)	429	431,369
2.28%, 01/20/32 (Call 01/20/31)(a)(c)	710	700,670
2.38%, 01/14/25(a)	880	914,556
2.70%, 10/01/29(a)(b)	871	914,011
3.25%, 01/11/28(a)(b)	640	696,846
3.38%, 12/02/26	402	440,962
3.50%, 10/23/27(a)	980	1,067,364
4.00%, 09/12/23(a)	1,095	1,168,759
4.00%, 04/15/24	580	632,002
4.50%, 03/15/25(a)	815	901,252
4.63%, 07/11/24(a)	1,112	1,215,975
4.63%, 09/12/28(a)	250	293,043
4.88%, 04/01/26(a)	375	426,568
5.15%, 07/21/24(a)	1,745	1,939,960
5.70%, 10/22/23(a)	912	1,001,899
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	100	99,988
0.50%, 12/14/23	734	732,800
0.95%, 06/23/23	1,008	1,017,450
0.95%, 10/23/25	445	444,129
1.25%, 06/22/26 (Call 05/22/26)	552	552,189
2.25%, 01/28/25	1,215	1,269,244
3.10%, 04/02/24	992	1,053,781
3.50%, 09/13/23	830	882,780
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24)(c)	260	273,975
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	2,045	2,192,210
Citigroup Inc.
0.78%, 10/30/24 (Call 09/30/23), (SOFR + 0.686%)(c)	956	958,927
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(c)	770	773,473
1.12%, 01/28/27 (Call 01/28/26)(c)	1,000	991,209
1.46%, 06/09/27 (Call 06/09/26)(c)	1,245	1,248,649
1.68%, 05/15/24 (Call 05/15/23)(c)	1,708	1,742,510
2.56%, 05/01/32 (Call 05/01/31)(c)	1,055	1,085,114
2.57%, 06/03/31 (Call 06/03/30)(c)	2,650	2,736,213
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(c)	1,284	1,334,078

Security	Par (000)	Value

Banks (continued)
2.70%, 10/27/22 (Call 09/27/22)	$752	$771,725
2.98%, 11/05/30 (Call 11/05/29)(c)	1,872	1,991,330
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(c)	1,643	1,757,087
3.20%, 10/21/26 (Call 07/21/26)	2,223	2,420,538
3.30%, 04/27/25	1,691	1,833,983
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(c)	2,512	2,677,287
3.38%, 03/01/23	20	20,898
3.40%, 05/01/26	1,547	1,694,857
3.50%, 05/15/23	671	704,546
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(c)	1,898	2,085,987
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(b)(c)	2,343	2,596,652
3.70%, 01/12/26	1,755	1,940,211
3.75%, 06/16/24	658	713,555
3.88%, 10/25/23	1,028	1,105,182
3.88%, 03/26/25	552	605,648
3.88%, 01/24/39 (Call 01/22/38), (3 mo. LIBOR US + 1.168%)(c)	905	1,051,487
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(c)	2,527	2,814,245
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(c)	830	942,505
4.00%, 08/05/24	1,238	1,346,503
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(b)(c)	553	586,547
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(c)	1,903	2,157,843
4.13%, 07/25/28	879	994,208
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(c)	877	1,102,831
4.30%, 11/20/26	1,399	1,587,797
4.40%, 06/10/25	1,847	2,054,745
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(c)	2,202	2,579,883
4.45%, 09/29/27	2,369	2,713,063
4.60%, 03/09/26	1,165	1,327,136
4.65%, 07/30/45	754	981,932
4.65%, 07/23/48 (Call 06/23/48)	1,663	2,207,094
4.75%, 05/18/46	1,245	1,603,989
5.30%, 05/06/44	683	926,773
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(c)	861	1,163,005
5.50%, 09/13/25	1,386	1,610,602
5.88%, 02/22/33(b)	425	559,782
5.88%, 01/30/42	704	1,020,578
6.00%, 10/31/33	767	1,019,869
6.13%, 08/25/36(b)	447	626,759
6.63%, 01/15/28(b)	110	142,502
6.63%, 06/15/32	1,185	1,618,285
6.68%, 09/13/43	710	1,106,194
6.88%, 03/05/38(b)	105	154,920
6.88%, 02/15/98	240	414,723
8.13%, 07/15/39	1,050	1,810,665
Citizens Bank N.A./Providence RI
3.70%, 03/29/23 (Call 02/28/23)	350	366,800
3.75%, 02/18/26 (Call 11/18/25)	661	732,632
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	565	581,243
2.64%, 09/30/32 (Call 07/02/32)	515	523,601
2.85%, 07/27/26 (Call 04/25/26)	388	415,094

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.25%, 04/30/30 (Call 01/30/30)	$535	$582,109
4.30%, 12/03/25 (Call 11/03/25)	25	27,862
Comerica Bank
2.50%, 07/23/24	965	1,016,548
4.00%, 07/27/25	35	38,635
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	373	395,353
3.80%, 07/22/26	265	292,434
4.00%, 02/01/29 (Call 10/31/28)	739	854,612
Commonwealth Bank of Australia
2.50%, 09/18/22(a)(b)	410	419,758
2.63%, 09/06/26(a)	940	1,011,390
2.69%, 03/11/31(a)	970	980,619
3.15%, 09/19/27(a)(b)	507	558,506
3.31%, 03/11/41(a)(b)	1,076	1,115,895
3.35%, 06/04/24(a)	135	145,260
3.61%, 09/12/34 (Call 09/12/29)(a)(c)	1,171	1,254,903
3.74%, 09/12/39(a)	1,115	1,235,728
3.90%, 03/16/28(a)(b)	420	484,285
3.90%, 07/12/47(a)(b)	810	990,662
4.32%, 01/10/48(a)	840	1,020,931
4.50%, 12/09/25(a)	33	37,257
Cooperatieve Rabobank U.A.
3.38%, 05/21/25	702	768,486
3.75%, 07/21/26	791	875,006
3.95%, 11/09/22	236	245,809
4.38%, 08/04/25	830	927,786
4.63%, 12/01/23	905	984,721
5.25%, 05/24/41(b)	1,042	1,468,593
5.25%, 08/04/45	927	1,256,799
5.75%, 12/01/43(b)	1,095	1,560,923
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24	765	763,830
2.75%, 01/10/23	745	770,086
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25)(a)(c)	854	847,668
1.11%, 02/24/27 (Call 02/24/26)(a)(c)	2,130	2,113,659
1.34%, 06/24/26 (Call 06/24/25)(a)(c)	515	518,342
2.63%, 07/22/24(a)(b)	1,046	1,101,479
3.88%, 09/26/23(a)	965	1,031,166
5.80%, 09/30/2110(a)(b)	195	311,374
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(a)	415	421,691
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(a)(b)(c)	757	749,649
2.81%, 01/11/41(a)	565	549,182
3.25%, 01/14/30(a)(b)	887	942,971
4.00%, 01/10/33 (Call 01/10/28)(a)(c)	985	1,071,929
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(c)	1,665	1,704,201
2.38%, 01/22/25(a)	185	193,493
3.25%, 10/04/24(a)	2,135	2,283,717
3.75%, 04/24/23(a)	860	906,727
4.13%, 01/10/27(a)(b)	1,611	1,816,389
Credit Suisse AG/New York NY
0.50%, 02/02/24	400	399,627
1.00%, 05/05/23	726	733,441
1.25%, 08/07/26	870	865,307
2.95%, 04/09/25	1,040	1,110,820
3.63%, 09/09/24	2,288	2,479,259

Security	Par (000)	Value

Banks (continued)
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(a)(c)	$1,940	$1,908,628
2.19%, 06/05/26 (Call 06/05/25)(a)(c)	1,684	1,727,711
2.59%, 09/11/25 (Call 09/11/24)(a)(c)	250	260,218
3.00%, 12/14/23 (Call 12/14/22)(a)(c)	695	715,313
3.09%, 05/14/32 (Call 05/14/31)(a)(c)	1,640	1,710,648
3.57%, 01/09/23 (Call 01/09/22)(a)	975	985,613
3.75%, 03/26/25	2,220	2,407,764
3.80%, 06/09/23	1,055	1,112,386
3.87%, 01/12/29 (Call 01/12/28)(a)(c)	1,792	1,981,663
4.19%, 04/01/31 (Call 04/01/30)(a)(c)	2,095	2,373,350
4.21%, 06/12/24 (Call 06/12/23)(a)(c)	1,375	1,456,536
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	1,372	1,533,947
4.55%, 04/17/26	1,485	1,682,826
4.88%, 05/15/45	1,231	1,581,155
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	298	308,534
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(a)(b)	1,226	1,238,622
1.62%, 09/11/26 (Call 09/11/25)(a)(c)	429	431,963
3.24%, 12/20/25 (Call 12/20/24)(a)(c)	799	849,561
3.88%, 09/12/23(a)	500	530,445
4.38%, 06/12/28(a)	275	310,699
5.38%, 01/12/24(a)	1,180	1,300,799
Danske Bank AS, 1.17%, 12/08/23 (Call 12/08/22)(a)(c)	465	467,364
DBS Group Holdings Ltd., 4.52%, 12/11/28 (Call 12/11/23)(a)(b)(c)	505	540,552
Deutsche Bank AG, 4.10%, 01/13/26	94	103,084
Deutsche Bank AG/London, 3.70%, 05/30/24	687	734,427
Deutsche Bank AG/New York NY
0.90%, 05/28/24	165	165,065
1.45%, 04/01/25 (Call 04/01/24)(c)	565	568,991
1.69%, 03/19/26	305	308,865
2.13%, 11/24/26 (Call 11/24/25)(c)	1,235	1,261,785
2.22%, 09/18/24 (Call 09/18/23)(c)	1,077	1,105,185
3.04%, 05/28/32 (Call 05/28/31)(c)	760	784,007
3.30%, 11/16/22	345	356,385
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(b)(c)	1,060	1,146,485
3.70%, 05/30/24	954	1,019,929
3.95%, 02/27/23	690	723,399
3.96%, 11/26/25 (Call 11/26/24)(c)	1,295	1,405,658
4.10%, 01/13/26	495	542,828
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	1,055	1,102,175
2.70%, 02/06/30 (Call 11/06/29)	300	315,596
3.35%, 02/06/23 (Call 01/06/23)	550	571,579
3.45%, 07/27/26 (Call 04/27/26)	675	736,735
4.20%, 08/08/23	800	856,696
4.25%, 03/13/26	285	320,722
4.65%, 09/13/28 (Call 06/13/28)(b)	505	592,241
4.68%, 08/09/28 (Call 08/09/23)(c)	325	345,550
DNB Bank ASA
1.13%, 09/16/26 (Call 09/16/25)(a)(c)	435	433,131
1.54%, 05/25/27 (Call 05/25/26)(a)(b)(c)	1,760	1,769,972
2.15%, 12/02/22(a)(b)	850	870,757
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(a)	635	635,000
2.05%, 02/10/25(a)	555	574,542
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	386	393,520

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.38%, 01/28/25 (Call 12/29/24)	$1,020	$1,067,114
2.55%, 05/05/27 (Call 04/05/27)	844	895,603
3.65%, 01/25/24 (Call 12/25/23)	1,505	1,610,419
3.95%, 03/14/28 (Call 02/14/28)	493	568,113
4.30%, 01/16/24 (Call 12/16/23)	820	886,208
8.25%, 03/01/38	585	984,798
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	425	433,912
2.25%, 02/01/27 (Call 01/01/27)	475	498,787
3.85%, 03/15/26 (Call 02/15/26)	791	880,708
3.95%, 07/28/25 (Call 06/28/25)	150	168,170
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25)(c)	100	102,690
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(b)	320	396,304
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	220	230,443
4.00%, 05/26/25 (Call 04/26/25)(b)	270	296,641
First Republic Bank/CA
1.91%, 02/12/24 (Call 02/12/23), (SOFR + 0.620%)(c)	525	535,635
4.38%, 08/01/46 (Call 02/01/46)	415	518,296
4.63%, 02/13/47 (Call 08/13/46)	350	452,426
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	100	101,540
Goldman Sachs Group Inc. (The)
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(c)	1,290	1,291,824
0.66%, 09/10/24 (Call 09/10/23)(c)	1,280	1,279,103
0.67%, 03/08/24 (Call 03/08/23)(c)	840	841,369
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(c)	866	861,042
1.09%, 12/09/26 (Call 12/09/25)(c)	660	654,889
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(c)	1,515	1,520,727
1.54%, 09/10/27 (Call 09/10/26)(c)	2,000	2,009,390
1.99%, 01/27/32 (Call 01/27/31)(c)	1,893	1,855,691
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(c)	2,665	2,694,238
2.60%, 02/07/30 (Call 11/07/29)(b)	940	979,779
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(c)	1,568	1,618,371
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(c)	1,050	1,060,744
3.20%, 02/23/23 (Call 01/23/23)	1,020	1,059,409
3.21%, 04/22/42 (Call 04/22/41)(c)	1,609	1,700,560
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(c)	2,054	2,199,179
3.50%, 01/23/25 (Call 10/23/24)	2,090	2,251,390
3.50%, 04/01/25 (Call 03/01/25)	2,593	2,807,444
3.50%, 11/16/26 (Call 11/16/25)	2,129	2,317,648
3.63%, 01/22/23	1,278	1,336,596
3.63%, 02/20/24 (Call 01/20/24)	1,556	1,665,667
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(c)	1,903	2,113,754
3.75%, 05/22/25 (Call 02/22/25)	1,589	1,731,328
3.75%, 02/25/26 (Call 11/25/25)	881	972,488
3.80%, 03/15/30 (Call 12/15/29)	2,219	2,501,955
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(c)	490	548,854
3.85%, 07/08/24 (Call 04/08/24)	1,923	2,079,452
3.85%, 01/26/27 (Call 01/26/26)	2,135	2,360,447
4.00%, 03/03/24	2,159	2,337,548
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(c)	1,705	1,995,093
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(b)(c)	2,701	3,092,379
4.25%, 10/21/25	1,461	1,630,400

Security	Par (000)	Value

Banks (continued)
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(c)	$1,055	$1,293,119
4.75%, 10/21/45 (Call 04/21/45)	1,327	1,750,777
4.80%, 07/08/44 (Call 01/08/44)	997	1,297,144
5.15%, 05/22/45	1,440	1,931,995
5.95%, 01/15/27	1,600	1,948,406
6.13%, 02/15/33	872	1,183,750
6.25%, 02/01/41	1,782	2,644,841
6.45%, 05/01/36	863	1,222,560
6.75%, 10/01/37	3,820	5,565,802
Hana Bank, 3.50%, 01/30/24(a)	200	213,161
HBOS PLC, 6.00%, 11/01/33(a)(b)	141	188,019
HSBC Bank PLC, 7.65%, 05/01/25	150	181,106
HSBC Bank USA N.A., 7.00%, 01/15/39(b)	405	634,564
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	490	634,752
5.88%, 11/01/34	240	315,637
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30)(a)(c)(d)	260	431,600
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24)(c)	1,142	1,142,577
1.59%, 05/24/27 (Call 05/24/26)(c)	888	891,214
1.65%, 04/18/26 (Call 04/18/25)(c)	1,702	1,723,286
2.01%, 09/22/28 (Call 09/22/27)(c)	215	217,034
2.10%, 06/04/26 (Call 06/04/25)(c)	1,140	1,172,135
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(c)	375	378,165
2.36%, 08/18/31 (Call 08/18/30)(c)	940	944,112
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(c)	1,682	1,760,905
2.80%, 05/24/32 (Call 05/24/31)(c)	967	998,396
2.85%, 06/04/31 (Call 06/04/30)(c)	1,952	2,037,105
3.03%, 11/22/23 (Call 11/22/22)(c)	629	649,399
3.60%, 05/25/23	432	455,542
3.80%, 03/11/25 (Call 03/11/24)(c)	2,094	2,245,419
3.90%, 05/25/26	1,720	1,912,481
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(c)	2,080	2,199,112
3.97%, 05/22/30 (Call 05/22/29)(b)(c)	2,732	3,062,475
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(b)(c)	1,846	2,056,091
4.25%, 03/14/24	1,568	1,690,990
4.25%, 08/18/25	1,169	1,293,095
4.29%, 09/12/26 (Call 09/15/25)(c)	1,611	1,789,419
4.30%, 03/08/26	2,187	2,465,666
4.38%, 11/23/26	1,227	1,379,923
4.58%, 06/19/29 (Call 06/19/28)(c)	2,371	2,739,110
4.95%, 03/31/30	1,415	1,708,904
5.25%, 03/14/44(b)	1,301	1,724,349
6.10%, 01/14/42	470	693,159
6.50%, 05/02/36	1,535	2,134,978
6.50%, 09/15/37	1,476	2,065,903
6.80%, 06/01/38	1,484	2,140,668
7.63%, 05/17/32	697	987,783
HSBC USA Inc.
3.50%, 06/23/24(b)	565	609,233
7.20%, 07/15/97	25	45,144
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(a)(c)	580	581,046
2.55%, 02/04/30 (Call 01/04/30)(b)	550	578,399
2.63%, 08/06/24 (Call 07/06/24)	795	836,877
4.00%, 05/15/25 (Call 04/15/25)	319	352,904

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)	$1,090	$1,158,532
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(a)	200	217,827
4.00%, 03/18/26(a)	680	738,185
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(a)	1,725	1,932,165
Industrial & Commercial Bank of China Ltd./New York NY
2.96%, 11/08/22	322	330,520
3.54%, 11/08/27	238	266,412
ING Bank NV, 5.80%, 09/25/23(a)	260	286,655
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(c)	335	337,075
1.73%, 04/01/27 (Call 04/01/26)(c)	204	207,069
2.73%, 04/01/32 (Call 04/01/31)(c)	200	207,982
3.55%, 04/09/24	1,501	1,613,308
3.95%, 03/29/27(b)	744	837,178
4.05%, 04/09/29	554	638,321
4.10%, 10/02/23	1,260	1,352,375
4.55%, 10/02/28	1,112	1,310,826
4.63%, 01/06/26(a)	1,436	1,637,115
Intesa Sanpaolo SpA
3.38%, 01/12/23(a)	715	741,645
3.88%, 07/14/27(a)(b)	615	670,803
3.88%, 01/12/28(a)	456	493,097
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24)(c)	215	214,471
0.65%, 09/16/24 (Call 09/16/23)(c)	1,259	1,262,626
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(c)	1,062	1,065,558
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(c)	1,070	1,067,906
0.82%, 06/01/25 (Call 06/01/24)(c)	535	535,920
0.97%, 06/23/25 (Call 06/23/24)(c)	1,000	1,002,952
1.04%, 02/04/27 (Call 02/04/26)(c)	157	155,024
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(c)	2,055	2,036,926
1.51%, 06/01/24 (Call 06/01/23)(c)	1,525	1,552,031
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(c)	680	686,375
1.76%, 11/19/31 (Call 11/19/30)(c)	1,746	1,690,924
1.95%, 02/04/32 (Call 02/04/31)(b)(c)	483	474,344
2.01%, 03/13/26 (Call 03/13/25)(c)	1,836	1,893,414
2.07%, 06/01/29 (Call 06/01/28)(c)	610	618,547
2.08%, 04/22/26 (Call 04/22/25)(c)	1,468	1,516,021
2.18%, 06/01/28 (Call 06/01/27)(c)	818	843,579
2.30%, 10/15/25 (Call 10/15/24)(c)	978	1,017,768
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(c)	2,000	2,069,449
2.53%, 11/19/41 (Call 11/19/40)(c)	420	407,687
2.58%, 04/22/32 (Call 04/22/31)(c)	1,663	1,715,991
2.70%, 05/18/23 (Call 03/18/23)	1,160	1,203,093
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(c)	2,448	2,579,038
2.95%, 10/01/26 (Call 07/01/26)	2,507	2,703,835
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(c)	2,340	2,477,995
2.97%, 01/15/23 (Call 01/15/22)	304	307,119
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(c)	1,255	1,322,332
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(c)	1,782	1,864,807
3.13%, 01/23/25 (Call 10/23/24)	2,210	2,366,401
3.16%, 04/22/42 (Call 04/22/41)(c)	1,138	1,206,511
3.20%, 01/25/23	897	934,143
3.20%, 06/15/26 (Call 03/15/26)	2,094	2,275,924
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(c)	1,540	1,633,647
3.25%, 09/23/22	666	687,348

Security	Par (000)	Value

Banks (continued)
3.30%, 04/01/26 (Call 01/01/26)	$1,730	$1,891,031
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(c)	2,413	2,625,243
3.38%, 05/01/23	1,007	1,054,871
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(c)	2,019	2,231,138
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(c)	1,998	2,203,217
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(c)	1,788	1,877,139
3.63%, 05/13/24	1,851	2,002,468
3.63%, 12/01/27 (Call 12/01/26)	1,121	1,233,352
3.70%, 05/06/30 (Call 05/06/29)(c)	2,221	2,485,977
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(c)	2,036	2,263,288
3.80%, 07/23/24 (Call 07/23/23)(c)	2,061	2,186,924
3.88%, 02/01/24	1,392	1,504,605
3.88%, 09/10/24	3,025	3,292,854
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(c)	1,192	1,385,822
3.90%, 07/15/25 (Call 04/15/25)	2,902	3,196,439
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(b)(c)	1,493	1,749,286
3.96%, 01/29/27 (Call 01/29/26)(c)	1,951	2,172,203
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(c)	1,798	2,126,160
4.01%, 04/23/29 (Call 04/23/28)(c)	1,849	2,098,047
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(c)	1,939	2,082,402
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(c)	1,163	1,389,056
4.13%, 12/15/26	1,950	2,213,933
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(c)	1,871	2,149,216
4.25%, 10/01/27	1,437	1,647,773
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(c)	1,427	1,758,201
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(b)(c)	541	631,818
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(c)	2,029	2,401,966
4.85%, 02/01/44	935	1,236,227
4.95%, 06/01/45	1,409	1,880,969
5.40%, 01/06/42	1,375	1,919,788
5.50%, 10/15/40	965	1,343,907
5.60%, 07/15/41	1,336	1,880,633
5.63%, 08/16/43	1,011	1,422,498
6.40%, 05/15/38	1,691	2,508,607
7.63%, 10/15/26	1,072	1,395,615
8.00%, 04/29/27	737	988,255
8.75%, 09/01/30(b)	137	208,408
KeyBank N.A./Cleveland OH
0.42%, 01/03/24 (Call 01/03/23)(c)	250	250,055
1.25%, 03/10/23	493	500,075
2.30%, 09/14/22	450	459,797
3.30%, 06/01/25	352	384,039
3.38%, 03/07/23	200	209,246
3.40%, 05/20/26(b)	570	624,857
3.90%, 04/13/29 (Call 03/13/29)(b)	360	406,911
KeyBank NA/Cleveland OH, 0.43%, 06/14/24 (Call 06/14/23)(c)	312	312,175

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyCorp.
2.25%, 04/06/27	$698	$727,537
2.55%, 10/01/29	610	642,516
4.10%, 04/30/28	650	749,838
4.15%, 10/29/25	726	816,676
Kookmin Bank, 1.75%, 05/04/25(a)	140	143,119
Lloyds Bank PLC, 12.00%, (Call 12/16/24)(a)(b)(c)(d)	930	982,313
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23)(c)	65	65,237
1.63%, 05/11/27 (Call 05/11/26)(b)(c)	320	321,151
2.44%, 02/05/26 (Call 02/05/25)(c)	1,190	1,239,612
2.91%, 11/07/23 (Call 11/07/22)(c)	1,227	1,260,733
3.57%, 11/07/28 (Call 11/07/27)(c)	905	994,072
3.75%, 01/11/27	1,060	1,175,235
3.87%, 07/09/25 (Call 07/09/24)(c)	1,293	1,400,228
3.90%, 03/12/24	560	604,524
4.05%, 08/16/23	1,890	2,017,852
4.34%, 01/09/48	1,105	1,325,507
4.38%, 03/22/28	1,360	1,565,112
4.45%, 05/08/25	1,400	1,564,840
4.50%, 11/04/24	866	956,378
4.55%, 08/16/28	1,025	1,195,709
4.58%, 12/10/25	1,233	1,388,928
4.65%, 03/24/26	770	873,202
5.30%, 12/01/45	575	768,453
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	343	362,894
Macquarie Bank Ltd.
2.10%, 10/17/22(a)(b)	421	429,804
2.30%, 01/22/25(a)(b)	970	1,014,757
3.05%, 03/03/36 (Call 03/03/31)(a)(b)(c)	440	442,411
3.62%, 06/03/30(a)	1,225	1,304,626
3.90%, 01/15/26(a)(b)	715	797,535
4.00%, 07/29/25(a)	360	399,581
4.88%, 06/10/25(a)(b)	400	446,956
Macquarie Group Ltd.
1.34%, 01/12/27 (Call 01/12/26)(a)(c)	452	450,552
1.63%, 09/23/27 (Call 09/23/26)(a)(b)(c)	805	808,468
2.69%, 06/23/32 (Call 06/23/31)(a)(c)	575	582,764
3.19%, 11/28/23 (Call 11/28/22)(a)(c)	649	669,833
3.76%, 11/28/28 (Call 11/28/27)(a)(c)	181	200,019
4.15%, 03/27/24 (Call 03/27/23)(a)(b)(c)	764	805,069
4.65%, 03/27/29 (Call 03/27/28)(a)(c)	80	92,474
5.03%, 01/15/30 (Call 01/15/29)(a)(b)(c)	245	292,429
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	422	451,310
3.40%, 08/17/27(b)	160	176,938
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(c)	385	387,006
0.95%, 07/19/25 (Call 07/19/24)(c)	1,484	1,489,434
1.41%, 07/17/25	930	941,495
1.54%, 07/20/27 (Call 07/20/26)(c)	1,475	1,484,409
2.05%, 07/17/30	885	885,263
2.19%, 02/25/25	2,569	2,672,098
2.31%, 07/20/32 (Call 07/20/31)(c)	1,230	1,240,997
2.53%, 09/13/23(b)	915	954,015
2.56%, 02/25/30	1,059	1,102,301
2.76%, 09/13/26	1,165	1,240,525
2.80%, 07/18/24	1,295	1,369,434
3.20%, 07/18/29	1,291	1,404,985
3.29%, 07/25/27	376	415,564

Security	Par (000)	Value

Banks (continued)
3.41%, 03/07/24	$1,983	$2,118,289
3.46%, 03/02/23	408	427,033
3.68%, 02/22/27	844	942,808
3.74%, 03/07/29	1,156	1,304,711
3.75%, 07/18/39	901	1,035,945
3.76%, 07/26/23	1,915	2,035,795
3.78%, 03/02/25	537	587,518
3.85%, 03/01/26	1,085	1,211,093
3.96%, 03/02/28	528	600,626
4.05%, 09/11/28	850	977,737
4.15%, 03/07/39(b)	293	353,299
4.29%, 07/26/38	461	565,161
Mizuho Bank Ltd.
2.95%, 10/17/22(a)	450	463,232
3.60%, 09/25/24(a)	760	822,495
3.75%, 04/16/24(a)(b)	200	215,542
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(a)(b)	1,075	1,170,234
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23)(c)	500	502,319
1.23%, 05/22/27 (Call 05/22/26)(c)	830	822,563
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(c)	921	932,434
1.55%, 07/09/27 (Call 07/09/26)(c)	700	704,554
1.98%, 09/08/31 (Call 09/08/30)(c)	100	98,311
2.17%, 05/22/32 (Call 05/22/31)(c)	436	434,483
2.20%, 07/10/31 (Call 07/10/30)(c)	832	832,089
2.23%, 05/25/26 (Call 05/25/25)(c)	390	404,246
2.26%, 07/09/32 (Call 07/09/31)(c)	491	490,969
2.56%, 09/13/25 (Call 09/13/24)(c)	314	328,981
2.59%, 05/25/31 (Call 05/25/30)(b)(c)	585	606,117
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)(c)	621	655,179
2.84%, 09/13/26	1,014	1,091,005
2.87%, 09/13/30 (Call 09/13/29)(c)	410	434,381
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(c)	759	818,682
3.17%, 09/11/27	1,155	1,256,181
3.48%, 04/12/26(a)(b)	1,165	1,277,551
3.55%, 03/05/23	470	492,162
3.66%, 02/28/27(b)	640	712,153
3.92%, 09/11/24 (Call 09/11/23)(c)	1,295	1,380,450
4.02%, 03/05/28	120	137,945
4.25%, 09/11/29 (Call 09/11/28)(c)	550	632,214
4.35%, 10/20/25(a)(b)	200	222,278
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(c)	2,828	2,829,352
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(c)	2,257	2,260,754
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(c)	368	369,136
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(c)	1,385	1,387,638
0.79%, 05/30/25 (Call 05/30/24)(c)	1,000	997,813
0.99%, 12/10/26 (Call 12/10/25)(c)	1,715	1,694,216
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(c)	1,915	1,922,613
1.59%, 05/04/27 (Call 04/04/27), (SOFR + 0.879%)(c)	885	893,322
1.79%, 02/13/32 (Call 02/13/31)(c)	2,008	1,941,244
1.93%, 04/28/32 (Call 01/28/32), (SOFR + 1.020%)(c)	1,954	1,910,372
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(c)	1,739	1,807,420
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(c)	2,325	2,331,138
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(c)	1,852	1,939,190
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(c)	1,213	1,275,311
2.80%, 01/25/52 (Call 07/25/51)(c)	1,823	1,815,989
3.13%, 01/23/23	1,407	1,461,521

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.13%, 07/27/26	$2,553	$2,770,333
3.22%, 04/22/42 (Call 04/22/41)(c)	1,647	1,765,625
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(c)	1,837	2,040,935
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(c)	2,213	2,478,708
3.63%, 01/20/27	2,556	2,843,633
3.70%, 10/23/24	2,994	3,261,151
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(b)(c)	1,757	1,849,470
3.75%, 02/25/23	1,166	1,223,849
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(c)	279	311,636
3.88%, 01/27/26	2,467	2,750,649
3.95%, 04/23/27	1,815	2,038,591
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(c)	1,553	1,818,772
4.00%, 07/23/25	1,678	1,861,599
4.10%, 05/22/23(b)	1,776	1,882,444
4.30%, 01/27/45	1,648	2,051,721
4.35%, 09/08/26(b)	2,113	2,400,758
4.38%, 01/22/47(b)	1,516	1,918,404
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(c)	1,610	1,876,823
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 1.431%)(c)	412	509,410
4.88%, 11/01/22	836	878,837
5.00%, 11/24/25	1,650	1,898,819
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(c)	1,395	2,101,063
6.25%, 08/09/26	940	1,156,844
6.38%, 07/24/42	1,588	2,457,039
7.25%, 04/01/32(b)	938	1,370,367
Series F, 3.88%, 04/29/24	2,319	2,511,855
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(c)	959	958,854
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	395	420,216
MUFG Bank Ltd.
3.25%, 09/08/24(a)(b)	475	510,722
4.70%, 03/10/44(a)(b)	300	400,081
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	455	464,900
National Australia Bank Ltd.
2.33%, 08/21/30(a)	1,185	1,160,690
2.65%, 01/14/41(a)(b)	1,060	1,021,297
2.99%, 05/21/31(a)(b)	935	960,873
3.50%, 01/10/27(a)(b)	580	646,628
3.93%, 08/02/34 (Call 08/02/29)(a)(b)(c)	999	1,090,313
National Australia Bank Ltd./New York
1.88%, 12/13/22	505	515,989
2.50%, 07/12/26	803	856,197
2.88%, 04/12/23	430	447,678
3.00%, 01/20/23(b)	455	472,373
3.38%, 01/14/26	665	733,319
3.63%, 06/20/23	413	436,714
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(c)	732	731,004
0.75%, 08/06/24	250	249,905
0.90%, 08/15/23 (Call 08/15/22)(c)	788	791,900
2.10%, 02/01/23	265	271,429
2.15%, 10/07/22(a)(b)	810	826,160

Security	Par (000)	Value

Banks (continued)
National Securities Clearing Corp.
0.40%, 12/07/23 (Call 11/07/23)(a)(b)	$431	$432,036
0.75%, 12/07/25 (Call 11/07/25)(a)	60	59,378
1.20%, 04/23/23(a)	495	502,153
1.50%, 04/23/25 (Call 03/23/25)(a)	320	326,748
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(c)	1,390	1,398,549
2.36%, 05/22/24 (Call 05/22/23)(c)	1,176	1,208,605
3.03%, 11/28/35 (Call 08/28/30)(c)	265	265,926
3.07%, 05/22/28 (Call 05/22/27)(c)	542	578,357
3.75%, 11/01/29 (Call 11/01/24)(c)	475	505,535
3.88%, 09/12/23	1,824	1,941,281
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)(c)	1,875	2,032,329
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(c)	1,035	1,194,022
4.52%, 06/25/24 (Call 06/25/23)(c)	1,670	1,783,106
4.80%, 04/05/26	1,043	1,193,409
4.89%, 05/18/29 (Call 05/18/28)(c)	880	1,035,207
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(c)	1,381	1,656,073
5.13%, 05/28/24	950	1,052,036
6.00%, 12/19/23	859	957,038
6.10%, 06/10/23	100	109,014
NatWest Markets PLC
0.80%, 08/12/24(a)	660	659,665
2.38%, 05/21/23(a)	585	604,740
3.63%, 09/29/22(a)	681	705,272
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(a)(c)(d)	379	392,968
NBK Tier 1 Financing Ltd., 3.63%, (Call 08/24/26)(a)(c)(d)	25	24,981
NongHyup Bank, 0.88%, 07/28/24(a)	100	100,270
Nordea Bank Abp
0.63%, 05/24/24(a)(b)	628	629,399
0.75%, 08/28/25(a)	702	696,517
1.00%, 06/09/23(a)	665	673,173
3.75%, 08/30/23(a)	926	985,773
4.63%, 09/13/33 (Call 09/13/28)(a)(c)	340	384,084
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	746	761,379
3.15%, 05/03/29 (Call 02/03/29)	417	460,960
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(b)(c)	290	316,521
3.65%, 08/03/28 (Call 05/03/28)	274	311,558
3.95%, 10/30/25	255	287,317
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(c)	500	500,680
4.25%, 06/19/24(a)	782	850,290
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)(b)	260	278,898
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)	460	472,088
2.70%, 10/22/29	635	676,826
2.95%, 01/30/23 (Call 12/30/22)	520	538,062
2.95%, 02/23/25 (Call 01/23/25)	202	216,895
3.10%, 10/25/27 (Call 09/25/27)	500	550,382
3.25%, 06/01/25 (Call 05/02/25)	770	836,466
3.30%, 10/30/24 (Call 09/30/24)	452	489,622
3.50%, 06/08/23 (Call 05/08/23)	100	105,388
3.80%, 07/25/23 (Call 06/25/23)	435	461,314
4.05%, 07/26/28	465	538,547

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.20%, 11/01/25 (Call 10/01/25)	$250	$282,250
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	500	503,929
2.20%, 11/01/24 (Call 10/02/24)(b)	713	748,156
2.31%, 04/23/32 (Call 04/23/31)(b)(c)	675	695,243
2.55%, 01/22/30 (Call 10/24/29)	1,210	1,270,833
2.60%, 07/23/26 (Call 05/24/26)	787	842,124
2.85%, 11/09/22(e)	244	251,444
3.15%, 05/19/27 (Call 04/19/27)	882	969,577
3.45%, 04/23/29 (Call 01/23/29)	885	987,484
3.50%, 01/23/24 (Call 12/24/23)	1,257	1,343,772
3.90%, 04/29/24 (Call 03/29/24)	952	1,030,775
Regions Bank/Birmingham AL, 6.45%, 06/26/37	330	473,440
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	500	499,579
2.25%, 05/18/25 (Call 04/18/25)	860	897,963
7.38%, 12/10/37(b)	135	208,707
Royal Bank of Canada
0.43%, 01/19/24	220	219,592
0.50%, 10/26/23	937	939,101
0.65%, 07/29/24	1,000	1,000,733
0.88%, 01/20/26	691	684,830
1.15%, 06/10/25	963	969,632
1.15%, 07/14/26	502	503,472
1.20%, 04/27/26	1,450	1,453,212
1.60%, 04/17/23	851	869,326
2.25%, 11/01/24	1,279	1,341,158
2.55%, 07/16/24	1,470	1,549,900
3.70%, 10/05/23	1,065	1,137,340
4.65%, 01/27/26	1,106	1,263,459
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	718	769,821
3.40%, 01/18/23 (Call 12/19/22)	215	222,895
3.45%, 06/02/25 (Call 05/02/25)	966	1,037,060
3.50%, 06/07/24 (Call 05/07/24)	1,280	1,365,507
4.40%, 07/13/27 (Call 04/14/27)(b)	761	859,172
4.50%, 07/17/25 (Call 04/17/25)	517	573,164
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(c)	50	50,147
1.53%, 08/21/26 (Call 08/21/25)(c)	1,535	1,542,270
2.90%, 03/15/32 (Call 03/15/31)(b)(c)	395	408,670
3.37%, 01/05/24 (Call 01/05/23)(c)	879	910,426
3.57%, 01/10/23 (Call 01/10/22)	523	528,870
3.82%, 11/03/28 (Call 11/03/27)(c)	675	745,514
4.75%, 09/15/25(a)	200	224,757
4.80%, 11/15/24 (Call 11/15/23)(c)	1,004	1,091,061
5.63%, 09/15/45(a)(b)	412	542,619
Santander UK Group Holdings PLC., 1.67%, 06/14/27 (Call 06/14/26)(c)	978	981,248
Santander UK PLC
4.00%, 03/13/24	1,230	1,335,146
5.00%, 11/07/23(a)	211	228,859
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(a)	200	220,320
3.88%, 11/05/23(a)	200	213,681
4.00%, 04/23/29(a)	410	461,930
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(a)	200	200,544
2.88%, (Call 05/12/26)(a)(c)(d)	80	79,246

Security	Par (000)	Value

Banks (continued)
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(c)	$280	$300,982
Skandinaviska Enskilda Banken AB
0.55%, 09/01/23(a)(b)	1,155	1,157,911
0.85%, 09/02/25(a)	500	496,655
2.20%, 12/12/22(a)(b)	205	210,043
Societe Generale SA
1.49%, 12/14/26 (Call 12/14/25)(a)(c)	1,105	1,099,098
1.79%, 06/09/27 (Call 06/09/26)(a)(b)(c)	684	685,346
2.63%, 10/16/24(a)	445	464,236
2.63%, 01/22/25(a)	480	500,805
2.89%, 06/09/32 (Call 06/09/31)(a)(c)	625	637,376
3.00%, 01/22/30(a)(b)	458	479,780
3.63%, 03/01/41(a)(b)	790	809,172
3.65%, 07/08/35 (Call 07/08/30)(a)(c)	816	853,541
3.88%, 03/28/24(a)	1,045	1,121,204
4.00%, 01/12/27(a)(b)	425	469,961
4.25%, 09/14/23(a)	1,180	1,263,688
4.25%, 04/14/25(a)	510	553,912
4.25%, 08/19/26(a)	602	661,232
4.75%, 11/24/25(a)	195	217,135
4.75%, 09/14/28(a)	1,090	1,271,484
5.00%, 01/17/24(a)	808	877,081
5.63%, 11/24/45(a)	255	332,944
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(a)(c)	896	894,273
1.21%, 03/23/25 (Call 03/23/24)(a)(c)	879	882,310
1.46%, 01/14/27 (Call 01/14/26)(a)(c)	155	153,591
2.68%, 06/29/32 (Call 06/29/31)(a)(c)	1,000	1,013,544
2.82%, 01/30/26 (Call 01/30/25)(a)(c)	1,178	1,231,016
3.20%, 04/17/25(a)(b)	800	852,048
3.27%, 02/18/36 (Call 11/18/30)(a)(c)	941	945,786
3.79%, 05/21/25 (Call 05/21/24)(a)(b)(c)	1,028	1,100,259
3.89%, 03/15/24 (Call 03/15/23)(a)(c)	941	985,278
3.95%, 01/11/23(a)	702	729,039
4.05%, 04/12/26(a)	1,087	1,201,200
4.30%, 02/19/27(a)	300	329,007
4.31%, 05/21/30 (Call 05/21/29)(a)(b)(c)	525	603,402
4.64%, 04/01/31 (Call 04/01/30)(a)(b)(c)	1,405	1,642,185
4.87%, 03/15/33 (Call 03/15/28)(a)(c)	405	451,257
5.20%, 01/26/24(a)(b)	815	889,617
5.30%, 01/09/43(a)(b)	505	626,533
5.70%, 03/26/44(a)(b)	1,416	1,865,994
State Bank of India/London
4.38%, 01/24/24(a)	985	1,058,391
4.88%, 04/17/24(a)(b)	250	273,099
State Street Corp.
2.20%, 03/03/31	697	711,315
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(c)	775	814,541
2.40%, 01/24/30(b)	312	328,655
2.65%, 05/19/26	696	747,435
2.90%, 03/30/26 (Call 10/30/25)(c)	481	513,642
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(c)	400	428,855
3.10%, 05/15/23	614	642,569
3.15%, 03/30/31 (Call 03/30/30)(c)	320	353,830
3.30%, 12/16/24	676	734,437
3.55%, 08/18/25	527	582,153
3.70%, 11/20/23	726	780,704
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(c)	430	462,433

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(c)	$615	$721,349
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	370	383,475
3.40%, 07/11/24	400	430,307
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	290	289,719
0.95%, 01/12/26	388	384,725
1.47%, 07/08/25	1,995	2,023,878
1.71%, 01/12/31	343	334,105
2.13%, 07/08/30	635	639,369
2.14%, 09/23/30	939	921,455
2.30%, 01/12/41	460	438,031
2.35%, 01/15/25	565	589,961
2.45%, 09/27/24	1,180	1,239,387
2.63%, 07/14/26	918	977,749
2.70%, 07/16/24	1,700	1,792,203
2.72%, 09/27/29	625	659,046
2.75%, 01/15/30	625	662,154
2.78%, 10/18/22	621	638,494
3.01%, 10/19/26	411	446,482
3.04%, 07/16/29	2,140	2,301,938
3.10%, 01/17/23	654	678,845
3.20%, 09/17/29	571	610,593
3.35%, 10/18/27	50	55,010
3.36%, 07/12/27	403	445,967
3.45%, 01/11/27	1,350	1,491,571
3.54%, 01/17/28	429	478,231
3.75%, 07/19/23(b)	1,001	1,062,851
3.78%, 03/09/26	1,220	1,359,839
3.94%, 10/16/23	322	345,711
3.94%, 07/19/28	359	410,324
4.31%, 10/16/28(b)	804	937,742
4.44%, 04/02/24(a)	425	461,272
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23(a)	1,130	1,139,148
0.85%, 03/25/24(a)	1,016	1,020,869
1.05%, 09/12/25(a)	560	557,770
1.55%, 03/25/26(a)	200	202,885
Suncorp-Metway Ltd., 3.30%, 04/15/24(a)	76	81,184
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	152	147,179
2.10%, 05/15/28 (Call 03/15/28)	25	25,543
3.13%, 06/05/30 (Call 03/05/30)	355	384,285
3.50%, 01/29/25	62	66,998
Svenska Handelsbanken AB
0.55%, 06/11/24(a)	1,027	1,025,696
0.63%, 06/30/23(a)(b)	798	801,994
1.42%, 06/11/27 (Call 06/11/26)(a)(c)	1,273	1,276,617
3.90%, 11/20/23	1,290	1,392,180
Swedbank AB
0.60%, 09/25/23(a)	535	536,093
0.85%, 03/18/24(a)	460	462,439
1.30%, 06/02/23(a)(b)	940	954,391
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	270	276,488
Toronto-Dominion Bank(The)
0.45%, 09/11/23	1,005	1,005,848
0.55%, 03/04/24	804	803,947
0.75%, 06/12/23	1,345	1,354,995
0.75%, 09/11/25(b)	246	244,122

Security	Par (000)	Value

Banks (continued)
0.75%, 01/06/26(b)	$620	$614,168
1.15%, 06/12/25(b)	640	645,979
1.90%, 12/01/22	658	671,785
2.65%, 06/12/24	1,385	1,464,063
3.25%, 03/11/24	1,033	1,102,953
3.50%, 07/19/23	1,430	1,517,154
3.63%, 09/15/31 (Call 09/15/26)(c)	1,350	1,495,860
Toronto-Dominion Bank. (The), 1.20%, 06/03/26	600	603,665
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	685	694,912
1.50%, 03/10/25 (Call 02/10/25)	950	972,974
2.15%, 12/06/24 (Call 11/06/24)	940	983,105
2.25%, 03/11/30 (Call 12/11/29)	1,573	1,610,110
2.64%, 09/17/29 (Call 09/17/24)(c)	525	548,708
2.75%, 05/01/23 (Call 04/01/23)	580	602,943
3.00%, 02/02/23 (Call 01/02/23)	191	197,984
3.20%, 04/01/24 (Call 03/01/24)	852	909,301
3.30%, 05/15/26 (Call 04/15/26)	375	412,438
3.63%, 09/16/25 (Call 08/16/25)	961	1,057,541
3.69%, 08/02/24 (Call 08/02/23)(b)(c)	745	791,804
3.80%, 10/30/26 (Call 09/30/26)	643	722,049
4.05%, 11/03/25 (Call 09/03/25)	200	224,274
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	823	812,365
1.20%, 08/05/25 (Call 07/03/25)	655	663,953
1.27%, 03/02/27 (Call 03/02/26)(c)	601	602,864
1.89%, 06/07/29 (Call 06/07/28)(b)(c)	550	557,420
1.95%, 06/05/30 (Call 03/05/30)(b)	340	345,614
2.20%, 03/16/23 (Call 02/13/23)	673	691,579
2.50%, 08/01/24 (Call 07/01/24)	922	971,524
2.85%, 10/26/24 (Call 09/26/24)	923	985,858
3.70%, 06/05/25 (Call 05/05/25)	688	759,042
3.75%, 12/06/23 (Call 11/06/23)	1,071	1,148,527
3.88%, 03/19/29 (Call 02/19/29)	336	383,870
4.00%, 05/01/25 (Call 03/01/25)	161	178,443
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	864	836,504
1.45%, 05/12/25 (Call 04/12/25)	484	495,200
2.40%, 07/30/24 (Call 06/30/24)	1,169	1,230,840
3.00%, 07/30/29 (Call 04/30/29)	854	930,187
3.10%, 04/27/26 (Call 03/27/26)	1,151	1,253,344
3.38%, 02/05/24 (Call 01/05/24)(b)	854	910,847
3.60%, 09/11/24 (Call 08/11/24)	945	1,026,903
3.70%, 01/30/24 (Call 12/29/23)	887	954,394
3.90%, 04/26/28 (Call 03/26/28)	813	938,555
3.95%, 11/17/25 (Call 10/17/25)	224	252,115
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,499	1,594,704
Series X, 3.15%, 04/27/27 (Call 03/27/27)	301	331,224
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	570	581,974
2.05%, 01/21/25 (Call 12/21/24)	1,322	1,379,348
2.80%, 01/27/25 (Call 12/27/24)	376	401,307
2.85%, 01/23/23 (Call 12/23/22)(b)	500	517,195
3.40%, 07/24/23 (Call 06/23/23)	1,071	1,131,561
UBS AG/London
0.38%, 06/01/23(a)(b)	1,050	1,049,270
0.45%, 02/09/24(a)	1,182	1,177,725
0.70%, 08/09/24(a)(b)	1,015	1,015,853
1.25%, 06/01/26(a)	3,000	3,004,137
4.50%, 06/26/48(a)	625	836,577

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(a)(c)	$934	$939,978
1.36%, 01/30/27 (Call 01/30/26)(a)(c)	830	828,118
1.49%, 08/10/27 (Call 08/10/26)(a)(c)	730	729,114
2.10%, 02/11/32 (Call 02/11/31)(a)(c)	905	893,817
3.13%, 08/13/30 (Call 08/13/29)(a)(c)	1,125	1,216,104
3.49%, 05/23/23 (Call 05/23/22)(a)	1,042	1,065,273
4.13%, 09/24/25(a)(b)	884	984,302
4.13%, 04/15/26(a)	680	762,539
4.25%, 03/23/28 (Call 03/23/27)(a)(b)	1,215	1,380,380
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(a)(c)	400	400,348
2.57%, 09/22/26 (Call 09/22/25)(a)(c)	1,076	1,095,917
3.13%, 06/03/32 (Call 06/03/31)(a)(c)	490	499,422
United Overseas Bank Ltd., 3.75%, 04/15/29 (Call 04/15/24)(a)(c)	405	430,903
Wachovia Corp.
5.50%, 08/01/35	1,170	1,529,756
6.61%, 10/01/25	130	156,341
7.50%, 04/15/35	466	700,970
7.57%, 08/01/26(e)	320	411,567
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	110	122,924
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24)(c)	335	336,430
1.65%, 06/02/24 (Call 06/02/23)(c)	2,851	2,911,093
2.16%, 02/11/26 (Call 02/11/25)(c)	543	563,637
2.19%, 04/30/26 (Call 04/29/25)(c)	1,960	2,035,781
2.39%, 06/02/28 (Call 06/02/27)(c)	1,365	1,423,683
2.41%, 10/30/25 (Call 10/30/24)(c)	2,140	2,236,231
2.57%, 02/11/31 (Call 02/11/30)(c)	1,674	1,738,199
2.88%, 10/30/30 (Call 10/30/29)(c)	2,195	2,334,092
3.00%, 02/19/25	1,625	1,734,748
3.00%, 04/22/26	2,675	2,894,751
3.00%, 10/23/26	2,562	2,769,998
3.07%, 04/30/41 (Call 04/29/40)(c)	718	752,580
3.20%, 06/17/27 (Call 06/17/26)(c)	1,625	1,759,738
3.30%, 09/09/24	1,563	1,683,689
3.55%, 09/29/25	1,772	1,943,841
3.58%, 05/22/28 (Call 05/22/27)(c)	1,881	2,086,711
3.75%, 01/24/24 (Call 12/24/23)	1,258	1,347,974
3.90%, 05/01/45	1,782	2,128,138
4.10%, 06/03/26	1,476	1,658,500
4.13%, 08/15/23	885	946,650
4.15%, 01/24/29 (Call 10/24/28)	1,602	1,844,490
4.30%, 07/22/27	1,493	1,711,241
4.40%, 06/14/46	896	1,093,291
4.48%, 01/16/24	702	764,292
4.48%, 04/04/31 (Call 04/04/30)(c)	1,575	1,865,700
4.65%, 11/04/44	1,676	2,088,074
4.75%, 12/07/46(b)	1,850	2,355,774
4.90%, 11/17/45	1,615	2,094,873
5.01%, 04/04/51 (Call 04/04/50)(c)	4,002	5,572,585
5.38%, 02/07/35(b)	305	412,291
5.38%, 11/02/43	1,197	1,612,786
5.61%, 01/15/44	1,703	2,358,300
5.95%, 12/01/86	91	126,663
Series M, 3.45%, 02/13/23	454	473,671
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)	1,312	1,391,074
5.85%, 02/01/37	1,035	1,415,584

Security	Par (000)	Value

Banks (continued)
5.95%, 08/26/36	$525	$724,567
6.60%, 01/15/38	330	484,555
Westpac Banking Corp.
1.15%, 06/03/26	500	503,129
2.00%, 01/13/23	376	385,217
2.15%, 06/03/31	1,433	1,467,846
2.35%, 02/19/25	461	485,765
2.65%, 01/16/30	820	885,474
2.67%, 11/15/35 (Call 11/15/30)(c)	300	297,685
2.70%, 08/19/26	1,021	1,104,624
2.75%, 01/11/23(b)	512	529,606
2.85%, 05/13/26	250	270,996
2.89%, 02/04/30 (Call 02/04/25)(c)	268	278,895
2.96%, 11/16/40	916	913,717
3.30%, 02/26/24(b)	1,263	1,352,070
3.35%, 03/08/27	1,014	1,128,247
3.40%, 01/25/28(b)	764	856,849
3.65%, 05/15/23	743	785,935
4.11%, 07/24/34 (Call 07/24/29)(c)	969	1,069,956
4.32%, 11/23/31 (Call 11/23/26)(c)	1,114	1,238,437
4.42%, 07/24/39(b)	722	865,350
Woori Bank
4.75%, 04/30/24(a)(b)	810	886,300
5.13%, 08/06/28(a)	490	580,889
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)(b)	415	438,918

		1,168,086,537

Beverages — 2.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(a)	350	360,500
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	2,237	2,469,897
4.70%, 02/01/36 (Call 08/01/35)	3,814	4,701,872
4.90%, 02/01/46 (Call 08/01/45)	4,470	5,703,449
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	1,241	1,370,202
4.00%, 01/17/43	619	700,004
4.63%, 02/01/44	798	972,557
4.70%, 02/01/36 (Call 08/01/35)(b)	651	796,397
4.90%, 02/01/46 (Call 08/01/45)	1,276	1,611,466
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(b)	1,287	1,433,475
3.75%, 07/15/42	1,276	1,404,243
4.00%, 04/13/28 (Call 01/13/28)	906	1,031,213
4.35%, 06/01/40 (Call 12/01/39)	1,282	1,537,560
4.38%, 04/15/38 (Call 10/15/37)	1,115	1,330,594
4.44%, 10/06/48 (Call 04/06/48)	1,521	1,836,997
4.50%, 06/01/50 (Call 12/01/49)(b)	1,255	1,560,214
4.60%, 04/15/48 (Call 10/15/47)	1,506	1,851,944
4.60%, 06/01/60 (Call 12/01/59)(b)	905	1,128,035
4.75%, 01/23/29 (Call 10/23/28)(b)	1,672	1,987,850
4.75%, 04/15/58 (Call 10/15/57)	1,032	1,312,044
4.90%, 01/23/31 (Call 10/23/30)	164	201,981
4.95%, 01/15/42	1,153	1,463,743
5.45%, 01/23/39 (Call 07/23/38)	1,485	1,961,765
5.55%, 01/23/49 (Call 07/23/48)	2,850	3,961,797
5.80%, 01/23/59 (Call 07/23/58)	1,347	1,994,739
5.88%, 06/15/35	100	133,495
6.63%, 08/15/33	55	77,023
8.00%, 11/15/39	326	538,651

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
8.20%, 01/15/39	$1,014	$1,705,805
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(a)(b)	385	405,303
4.45%, 05/15/25 (Call 03/15/25)(a)	698	775,011
4.70%, 05/15/28 (Call 02/15/28)(a)(b)	878	1,024,577
5.15%, 05/15/38 (Call 11/15/37)(a)	385	481,809
5.30%, 05/15/48 (Call 11/15/47)(a)(b)	520	692,995
Beam Suntory Inc., 3.25%, 06/15/23 (Call 03/17/23)	25	25,994
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)(b)	126	137,526
3.75%, 01/15/43 (Call 07/15/42)	105	119,603
4.00%, 04/15/38 (Call 10/15/37)	25	29,712
4.50%, 07/15/45 (Call 01/15/45)	371	486,055
Coca-Cola Co. (The)
1.00%, 03/15/28	610	595,121
1.38%, 03/15/31	961	925,334
1.45%, 06/01/27(b)	1,133	1,155,490
1.50%, 03/05/28	575	579,137
1.65%, 06/01/30	1,271	1,260,129
1.75%, 09/06/24	1,138	1,183,109
2.00%, 03/05/31(b)	155	157,605
2.13%, 09/06/29	929	965,499
2.25%, 01/05/32	965	998,528
2.50%, 06/01/40	1,048	1,050,997
2.50%, 03/15/51	450	436,489
2.60%, 06/01/50	1,121	1,110,247
2.75%, 06/01/60	847	851,338
2.88%, 05/05/41	840	882,322
2.90%, 05/25/27	367	401,899
3.00%, 03/05/51(b)	770	822,800
3.38%, 03/25/27	720	802,900
3.45%, 03/25/30	911	1,033,111
4.20%, 03/25/50	565	721,323
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)(b)	300	332,605
Coca-Cola Europacific Partners PLC, 0.80%, 05/03/24(a)	480	479,467
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(a)	300	299,745
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(b)	605	585,828
2.75%, 01/22/30 (Call 10/22/29)	900	942,390
5.25%, 11/26/43	535	726,262
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	660	660,571
2.88%, 05/01/30 (Call 02/01/30)(b)	542	570,604
3.15%, 08/01/29 (Call 05/01/29)	618	667,757
3.20%, 02/15/23 (Call 01/15/23)	295	306,454
3.50%, 05/09/27 (Call 02/09/27)	418	462,363
3.60%, 02/15/28 (Call 11/15/27)	718	795,642
3.70%, 12/06/26 (Call 09/06/26)	613	680,676
3.75%, 05/01/50 (Call 11/01/49)	675	758,657
4.10%, 02/15/48 (Call 08/15/47)(b)	392	452,551
4.25%, 05/01/23	636	673,996
4.40%, 11/15/25 (Call 09/15/25)	500	563,150
4.50%, 05/09/47 (Call 11/09/46)	437	531,688
4.65%, 11/15/28 (Call 08/15/28)	592	697,342
4.75%, 11/15/24	573	641,318
4.75%, 12/01/25	125	143,206
5.25%, 11/15/48 (Call 05/15/48)	301	407,289

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	$600	$610,035
2.00%, 04/29/30 (Call 01/29/30)	455	458,436
2.13%, 10/24/24 (Call 09/24/24)	320	334,621
2.13%, 04/29/32 (Call 01/29/32)	650	657,126
2.38%, 10/24/29 (Call 07/24/29)	960	1,001,507
2.63%, 04/29/23 (Call 01/29/23)	984	1,016,254
3.50%, 09/18/23 (Call 08/18/23)	500	530,842
3.88%, 05/18/28 (Call 02/18/28)(b)	535	612,419
3.88%, 04/29/43 (Call 10/29/42)	620	741,703
5.88%, 09/30/36	117	167,344
Diageo Investment Corp.
4.25%, 05/11/42	588	725,171
7.45%, 04/15/35(b)	95	149,532
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	250	258,318
3.50%, 01/16/50 (Call 07/16/49)	1,487	1,585,811
4.38%, 05/10/43	285	343,553
Heineken NV
2.75%, 04/01/23(a)	275	284,179
3.50%, 01/29/28 (Call 10/29/27)(a)(b)	412	456,167
4.00%, 10/01/42(a)	254	309,438
4.35%, 03/29/47 (Call 09/29/46)(a)	325	411,582
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	314	314,375
2.25%, 03/15/31 (Call 12/15/30)(b)	574	581,905
2.55%, 09/15/26 (Call 06/15/26)	1,050	1,115,347
3.13%, 12/15/23 (Call 10/15/23)(b)	563	594,139
3.20%, 05/01/30 (Call 02/01/30)	495	539,298
3.35%, 03/15/51 (Call 09/15/50)	300	318,480
3.40%, 11/15/25 (Call 08/15/25)	36	39,247
3.43%, 06/15/27 (Call 03/15/27)	662	734,230
3.80%, 05/01/50 (Call 11/01/49)	731	831,483
4.06%, 05/25/23 (Call 04/25/23)	686	727,510
4.42%, 05/25/25 (Call 03/25/25)	668	747,158
4.42%, 12/15/46 (Call 06/15/46)	280	341,969
4.50%, 11/15/45 (Call 05/15/45)	409	505,294
4.60%, 05/25/28 (Call 02/25/28)	922	1,081,991
4.99%, 05/25/38 (Call 11/25/37)	450	573,736
5.09%, 05/25/48 (Call 11/25/47)	435	582,682
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)(b)	1,424	1,529,896
4.20%, 07/15/46 (Call 01/15/46)	1,356	1,532,200
5.00%, 05/01/42	841	1,046,709
PepsiCo Inc.
0.40%, 10/07/23	715	717,417
0.75%, 05/01/23	790	796,911
1.40%, 02/25/31 (Call 11/25/30)(b)	765	749,844
1.63%, 05/01/30 (Call 02/01/30)	674	671,902
2.25%, 03/19/25 (Call 02/19/25)	769	809,443
2.38%, 10/06/26 (Call 07/06/26)	861	922,181
2.63%, 03/19/27 (Call 01/19/27)	520	560,257
2.63%, 07/29/29 (Call 04/29/29)	579	622,986
2.75%, 03/01/23	438	454,683
2.75%, 04/30/25 (Call 01/30/25)	847	904,172
2.75%, 03/19/30 (Call 12/19/29)	689	746,314
2.85%, 02/24/26 (Call 11/24/25)	677	730,419
2.88%, 10/15/49 (Call 04/15/49)	1,305	1,369,773
3.00%, 10/15/27 (Call 07/15/27)	1,197	1,322,316
3.38%, 07/29/49 (Call 01/29/49)	367	416,506

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.45%, 10/06/46 (Call 04/06/46)	$915	$1,036,402
3.50%, 07/17/25 (Call 04/17/25)	440	482,027
3.50%, 03/19/40 (Call 09/19/39)	725	829,975
3.60%, 03/01/24 (Call 12/01/23)	1,199	1,284,280
3.60%, 08/13/42(b)	470	548,630
3.63%, 03/19/50 (Call 09/19/49)	825	980,440
3.88%, 03/19/60 (Call 09/19/59)	592	738,195
4.00%, 03/05/42	697	852,628
4.00%, 05/02/47 (Call 11/02/46)	710	876,520
4.25%, 10/22/44 (Call 04/22/44)	760	953,058
4.45%, 04/14/46 (Call 10/14/45)(b)	946	1,236,510
4.60%, 07/17/45 (Call 01/17/45)	434	570,444
4.88%, 11/01/40	260	347,596
5.50%, 01/15/40	77	109,126
7.00%, 03/01/29	200	280,489
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(a)(b)	670	648,670
1.63%, 04/01/31 (Call 01/01/30)(a)(b)	795	764,166
2.75%, 10/01/50 (Call 04/01/50)(a)	760	731,792
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(a)(b)	705	765,957
5.50%, 01/15/42(a)	395	546,536
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(a)	795	825,846

		131,227,134

Biotechnology — 0.9%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	500	498,594
1.90%, 02/21/25 (Call 01/21/25)	275	284,227
2.00%, 01/15/32 (Call 10/15/31)	500	491,510
2.20%, 02/21/27 (Call 12/21/26)	642	669,113
2.25%, 08/19/23 (Call 06/19/23)	464	479,854
2.30%, 02/25/31 (Call 11/25/30)(b)	964	983,647
2.45%, 02/21/30 (Call 11/21/29)	923	954,209
2.60%, 08/19/26 (Call 05/19/26)(b)	1,172	1,247,986
2.77%, 09/01/53 (Call 03/01/53)	551	528,177
2.80%, 08/15/41 (Call 02/15/41)	450	445,948
3.00%, 01/15/52 (Call 07/15/51)	550	550,522
3.13%, 05/01/25 (Call 02/01/25)	1,083	1,165,197
3.15%, 02/21/40 (Call 08/21/39)	1,860	1,965,139
3.20%, 11/02/27 (Call 08/02/27)(b)	880	965,226
3.38%, 02/21/50 (Call 08/21/49)	1,904	2,033,978
3.63%, 05/22/24 (Call 02/22/24)	1,173	1,259,019
4.40%, 05/01/45 (Call 11/01/44)	1,697	2,089,126
4.56%, 06/15/48 (Call 12/15/47)	1,413	1,795,852
4.66%, 06/15/51 (Call 12/15/50)	2,059	2,671,394
4.95%, 10/01/41	876	1,141,949
5.15%, 11/15/41 (Call 05/15/41)	528	692,649
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	487	535,998
5.25%, 06/23/45 (Call 12/23/44)	521	714,880
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	1,200	1,218,424
3.15%, 05/01/50 (Call 11/01/49)	1,166	1,152,269
3.25%, 02/15/51 (Call 08/15/50)(a)	936	942,535
3.63%, 09/15/22	732	756,704
4.05%, 09/15/25 (Call 06/15/25)	1,202	1,336,173
5.20%, 09/15/45 (Call 03/15/45)	390	529,762
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/29/21)	490	490,144
1.20%, 10/01/27 (Call 08/01/27)	690	679,765

Security	Par (000)	Value

Biotechnology (continued)
1.65%, 10/01/30 (Call 07/01/30)(b)	$1,008	$983,302
2.50%, 09/01/23 (Call 07/01/23)	693	719,714
2.60%, 10/01/40 (Call 04/01/40)	933	909,580
2.80%, 10/01/50 (Call 04/01/50)(b)	865	840,318
2.95%, 03/01/27 (Call 12/01/26)	833	899,836
3.25%, 09/01/22 (Call 07/01/22)	492	504,301
3.50%, 02/01/25 (Call 11/01/24)	274	296,530
3.65%, 03/01/26 (Call 12/01/25)	1,276	1,406,722
3.70%, 04/01/24 (Call 01/01/24)	1,543	1,653,794
4.00%, 09/01/36 (Call 03/01/36)	875	1,024,350
4.15%, 03/01/47 (Call 09/01/46)	1,226	1,468,445
4.50%, 02/01/45 (Call 08/01/44)	1,243	1,536,974
4.60%, 09/01/35 (Call 03/01/35)	549	675,762
4.75%, 03/01/46 (Call 09/01/45)	1,476	1,898,832
4.80%, 04/01/44 (Call 10/01/43)	1,076	1,381,662
5.65%, 12/01/41 (Call 06/01/41)	793	1,113,265
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	311	318,915
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	1,185	1,139,869
2.80%, 09/15/50 (Call 03/15/50)	707	669,072
Royalty Pharma PLC
0.75%, 09/02/23	426	427,861
1.20%, 09/02/25 (Call 08/02/25)	501	499,715
1.75%, 09/02/27 (Call 07/02/27)	779	780,905
2.15%, 09/02/31 (Call 06/02/31)	615	599,870
2.20%, 09/02/30 (Call 06/02/30)	438	434,196
3.30%, 09/02/40 (Call 03/02/40)	1,157	1,174,786
3.35%, 09/02/51 (Call 03/02/51)	605	587,056
3.55%, 09/02/50 (Call 03/02/50)	604	604,991

		55,820,593

Building Materials — 0.5%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	1,110	1,156,576
2.49%, 02/15/27 (Call 12/15/26)	435	457,983
2.70%, 02/15/31 (Call 11/15/30)(b)	888	925,844
2.72%, 02/15/30 (Call 11/15/29)	1,346	1,411,686
3.38%, 04/05/40 (Call 10/05/39)	1,480	1,581,449
3.58%, 04/05/50 (Call 10/05/49)	1,053	1,145,772
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(a)(b)	585	641,931
3.95%, 04/04/28 (Call 01/04/28)(a)	325	368,849
4.50%, 04/04/48 (Call 10/04/47)(a)	725	895,336
CRH America Inc., 3.88%, 05/18/25 (Call 02/18/25)(a)	1,050	1,150,425
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	680	685,605
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	407	442,531
4.00%, 09/21/23 (Call 08/21/23)	684	730,531
4.00%, 06/15/25 (Call 03/15/25)	500	550,674
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(a)	20	29,690
6.88%, 09/29/39(a)	25	36,835
Holcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(a)(b)	550	601,787
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	535	573,882
3.90%, 02/14/26 (Call 11/14/25)	385	427,130
4.50%, 02/15/47 (Call 08/15/46)	331	418,556
4.63%, 07/02/44 (Call 01/02/44)	449	559,053
4.95%, 07/02/64 (Call 01/02/64)(b)(e)	516	712,215
6.00%, 01/15/36	153	217,717

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)(b)	$746	$733,104
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	296	298,168
1.70%, 08/01/27 (Call 06/01/27)	570	573,330
3.00%, 11/15/23 (Call 09/15/23)	440	461,710
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(b)	735	752,045
3.20%, 07/15/51 (Call 01/15/51)	600	615,018
3.45%, 06/01/27 (Call 03/01/27)	25	27,405
3.50%, 12/15/27 (Call 09/15/27)	751	833,625
4.25%, 07/02/24 (Call 04/02/24)	105	114,373
4.25%, 12/15/47 (Call 06/15/47)	60	71,264
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	308	318,559
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)(b)	644	635,119
2.00%, 10/01/30 (Call 07/01/30)(b)	450	443,669
2.00%, 02/15/31 (Call 11/15/30)(b)	460	455,006
3.13%, 02/15/51 (Call 08/15/50)	197	198,203
3.50%, 11/15/27 (Call 08/15/27)	265	291,526
4.50%, 05/15/47 (Call 11/15/46)	449	547,960
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	405	440,512
3.88%, 06/01/30 (Call 03/01/30)	565	633,113
3.95%, 08/15/29 (Call 05/15/29)	377	427,947
4.20%, 12/01/24 (Call 09/01/24)	470	514,316
4.30%, 07/15/47 (Call 01/15/47)(b)	190	223,564
4.40%, 01/30/48 (Call 07/30/47)	364	436,831
7.00%, 12/01/36	269	392,155
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(a)	85	83,275
Votorantim Cimentos International SA, 7.25%, 04/05/41(a)	400	556,104
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	765	851,295
3.90%, 04/01/27 (Call 01/01/27)	313	354,721
4.50%, 04/01/25 (Call 01/01/25)	337	374,944
4.50%, 06/15/47 (Call 12/15/46)	194	239,310
4.70%, 03/01/48 (Call 09/01/47)	357	451,901

		29,072,129

Chemicals — 1.6%
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)(a)	843	872,296
2.25%, 09/10/29 (Call 06/10/29)(a)	693	722,735
2.50%, 09/27/26 (Call 06/27/26)(a)	600	638,077
3.50%, 09/27/46 (Call 03/27/46)(a)	200	228,958
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	784	804,086
1.85%, 05/15/27 (Call 03/15/27)(b)	558	578,165
2.05%, 05/15/30 (Call 02/15/30)	946	971,520
2.70%, 05/15/40 (Call 11/15/39)	691	710,479
2.80%, 05/15/50 (Call 11/15/49)	849	867,959
3.35%, 07/31/24 (Call 04/30/24)(b)	436	468,570
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	454	495,868
5.45%, 12/01/44 (Call 06/01/44)	15	19,575
Alpek SAB de CV, 3.25%, 02/25/31 (Call 11/25/30)(a)	200	205,002
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	129	138,586
4.00%, 07/01/29 (Call 04/01/29)	364	398,977
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)(b)	581	620,424

Security	Par (000)	Value

Chemicals (continued)
4.63%, 11/15/22	$290	$303,943
Celanese US Holdings LLC, 1.40%, 08/05/26 (Call 07/05/26)	100	99,830
CF Industries Inc., 4.50%, 12/01/26(a)	206	236,803
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(a)	540	564,827
3.40%, 12/01/26 (Call 09/01/26)(a)	694	761,830
5.13%, 04/01/25 (Call 03/01/25)(a)	285	325,369
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(b)	340	342,236
3.60%, 11/15/50 (Call 05/15/50)(b)	750	822,835
3.63%, 05/15/26 (Call 03/15/26)	583	645,249
4.25%, 10/01/34 (Call 04/01/34)	645	756,640
4.38%, 11/15/42 (Call 05/15/42)	924	1,113,851
4.55%, 11/30/25 (Call 09/30/25)	26	29,529
4.63%, 10/01/44 (Call 04/01/44)	295	366,208
4.80%, 11/30/28 (Call 08/30/28)	534	641,677
4.80%, 05/15/49 (Call 11/15/48)	535	694,473
5.25%, 11/15/41 (Call 05/15/41)	703	926,763
5.55%, 11/30/48 (Call 05/30/48)	362	513,411
7.38%, 11/01/29	651	908,677
9.40%, 05/15/39	498	913,899
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	2,384	2,568,012
4.49%, 11/15/25 (Call 09/25/25)	1,598	1,804,505
4.73%, 11/15/28 (Call 08/15/28)	1,176	1,401,079
5.32%, 11/15/38 (Call 05/15/38)	706	933,183
5.42%, 11/15/48 (Call 05/15/48)	1,660	2,348,537
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	341	371,632
4.50%, 12/01/28 (Call 09/01/28)	390	455,437
4.65%, 10/15/44 (Call 04/15/44)	935	1,146,191
4.80%, 09/01/42 (Call 03/01/42)	185	229,576
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(b)	650	623,249
2.13%, 08/15/50 (Call 02/15/50)	637	580,024
2.38%, 08/10/22 (Call 07/10/22)	46	46,854
2.70%, 11/01/26 (Call 08/01/26)	504	542,254
2.75%, 08/18/55 (Call 02/18/55)(a)	1,013	1,003,965
3.25%, 01/14/23 (Call 11/19/22)	41	42,395
3.25%, 12/01/27 (Call 09/01/27)(b)	767	847,901
4.80%, 03/24/30 (Call 12/24/29)	675	828,479
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	667	685,402
2.30%, 07/15/30 (Call 04/15/30)(b)	583	602,894
Equate Petrochemical BV, 4.25%, 11/03/26(a)	930	1,032,793
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	685	737,417
3.45%, 10/01/29 (Call 07/01/29)(b)	473	515,714
4.50%, 10/01/49 (Call 04/01/49)	565	677,030
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	180	186,317
4.50%, 05/01/29 (Call 02/01/29)	755	865,569
International Flavors & Fragrances Inc.
1.83%, 10/15/27 (Call 08/15/27)(a)	10	10,076
3.20%, 05/01/23 (Call 02/01/23)(b)	290	300,556
3.27%, 11/15/40 (Call 05/15/40)(a)(b)	472	499,303
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	756	822,011
4.38%, 06/01/47 (Call 12/01/46)	495	599,475

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.45%, 09/26/28 (Call 06/26/28)	$570	$665,785
5.00%, 09/26/48 (Call 03/26/48)	716	953,556
LG Chem Ltd.
1.38%, 07/07/26(a)	325	323,930
2.38%, 07/07/31(a)	325	326,124
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	973	921,057
2.00%, 08/10/50 (Call 02/10/50)	438	386,432
2.65%, 02/05/25 (Call 11/05/24)	370	391,726
2.70%, 02/21/23 (Call 11/21/22)(b)	62	63,841
3.20%, 01/30/26 (Call 10/30/25)(b)	724	790,188
3.55%, 11/07/42 (Call 05/07/42)	420	485,851
Lubrizol Corp. (The), 6.50%, 10/01/34(b)	100	148,439
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	270	357,565
LYB International Finance BV
4.00%, 07/15/23	261	277,675
4.88%, 03/15/44 (Call 09/15/43)	442	560,132
5.25%, 07/15/43	481	628,732
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	798	877,922
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	479	479,481
2.25%, 10/01/30 (Call 07/01/30)(b)	500	508,313
2.88%, 05/01/25 (Call 04/01/25)	328	348,788
3.38%, 05/01/30 (Call 02/01/30)	609	670,611
3.38%, 10/01/40 (Call 04/01/40)	709	749,617
3.63%, 04/01/51 (Call 04/01/50)(b)	941	1,021,757
3.80%, 10/01/60 (Call 04/01/60)	534	584,136
4.20%, 10/15/49 (Call 04/15/49)(b)	560	657,229
4.20%, 05/01/50 (Call 11/01/49)	714	837,388
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	688	862,880
5.75%, 04/15/24 (Call 01/15/24)	742	828,597
MEGlobal Canada ULC
5.00%, 05/18/25(a)	800	892,019
5.88%, 05/18/30(a)(b)	750	933,097
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	295	304,110
4.05%, 11/15/27 (Call 08/15/27)	209	236,718
4.25%, 11/15/23 (Call 08/15/23)	41	43,872
4.88%, 11/15/41 (Call 05/15/41)	125	149,576
5.45%, 11/15/33 (Call 05/15/33)	32	40,574
5.63%, 11/15/43 (Call 05/15/43)	525	697,936
NewMarket Corp.
2.70%, 03/18/31 (Call 12/18/30)	410	416,416
4.10%, 12/15/22	42	43,750
Nutrien Ltd.
1.90%, 05/13/23(b)	455	465,008
2.95%, 05/13/30 (Call 02/13/30)	470	501,311
3.00%, 04/01/25 (Call 01/01/25)	64	68,066
3.15%, 10/01/22 (Call 07/01/22)	419	428,683
3.38%, 03/15/25 (Call 12/15/24)	637	686,075
3.50%, 06/01/23 (Call 03/01/23)	187	195,240
3.63%, 03/15/24 (Call 12/15/23)	427	455,162
3.95%, 05/13/50 (Call 11/13/49)(b)	95	111,540
4.00%, 12/15/26 (Call 09/15/26)	576	647,266
4.13%, 03/15/35 (Call 09/15/34)	873	1,006,804
4.20%, 04/01/29 (Call 01/01/29)	735	847,168
5.00%, 04/01/49 (Call 10/01/48)	80	107,744
5.25%, 01/15/45 (Call 07/15/44)	581	779,621

Security	Par (000)	Value

Chemicals (continued)
5.63%, 12/01/40	$536	$743,657
5.88%, 12/01/36	197	269,153
6.13%, 01/15/41 (Call 07/15/40)	474	688,477
7.13%, 05/23/36	112	168,742
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(a)	665	669,987
4.00%, 10/04/27 (Call 07/04/27)(a)(b)	200	219,888
5.50%, 01/15/48 (Call 07/15/47)(a)	400	484,720
5.88%, 09/17/44(a)	805	1,013,334
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	402	402,390
2.40%, 08/15/24 (Call 07/15/24)	157	164,470
2.55%, 06/15/30 (Call 03/15/30)	330	345,239
2.80%, 08/15/29 (Call 05/15/29)	421	447,120
3.20%, 03/15/23 (Call 02/15/23)	329	341,924
3.75%, 03/15/28 (Call 12/15/27)	978	1,111,791
Rohm & Haas Co., 7.85%, 07/15/29	345	482,712
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	563	578,347
3.75%, 03/15/27 (Call 12/15/26)(b)	602	661,984
4.25%, 01/15/48 (Call 07/15/47)(b)	290	328,798
4.55%, 03/01/29 (Call 12/01/28)	525	607,668
5.25%, 06/01/45 (Call 12/01/44)(b)	267	341,029
SABIC Capital II BV
4.00%, 10/10/23(a)	785	837,987
4.50%, 10/10/28(a)	825	953,380
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	596	608,822
2.95%, 08/15/29 (Call 05/15/29)	565	607,800
3.13%, 06/01/24 (Call 04/01/24)(b)	889	945,942
3.30%, 05/15/50 (Call 11/15/49)	365	392,229
3.45%, 08/01/25 (Call 05/01/25)	604	656,498
3.45%, 06/01/27 (Call 03/01/27)(b)	975	1,077,099
3.80%, 08/15/49 (Call 02/15/49)	325	376,439
3.95%, 01/15/26 (Call 10/15/25)	160	177,608
4.00%, 12/15/42 (Call 06/15/42)	190	221,330
4.50%, 06/01/47 (Call 12/01/46)	952	1,192,570
4.55%, 08/01/45 (Call 02/01/45)	427	536,678
Sociedad Quimica y Minera de Chile SA
4.25%, 05/07/29 (Call 02/07/29)(a)	425	477,594
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	250	275,000
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(a)	204	228,358
Syngenta Finance NV
4.44%, 04/24/23 (Call 03/24/23)(a)	557	584,236
4.89%, 04/24/25 (Call 02/24/25)(a)	563	617,821
5.18%, 04/24/28 (Call 01/24/28)(a)	710	812,461
Westlake Chemical Corp.
2.88%, 08/15/41 (Call 02/15/41)	300	292,524
3.13%, 08/15/51 (Call 02/15/51)	260	251,896
3.38%, 06/15/30 (Call 03/15/30)(b)	240	260,977
3.38%, 08/15/61 (Call 02/15/61)	230	221,905
3.60%, 08/15/26 (Call 05/15/26)(b)	298	328,917
4.38%, 11/15/47 (Call 05/15/47)(b)	639	745,359
5.00%, 08/15/46 (Call 02/15/46)(b)	435	553,931
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(a)	360	384,709
3.80%, 06/06/26 (Call 03/06/26)(a)(b)	455	499,474
4.75%, 06/01/28 (Call 03/01/28)(a)	964	1,129,610

		95,103,249

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 1.3%
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/27 (Call 02/04/27)(a)(b)	$1,065	$1,130,143
4.38%, 07/03/29(a)	810	863,755
American University (The), Series 2019, 3.67%, 04/01/49	230	268,066
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(a)	200	199,493
2.45%, 08/12/31 (Call 05/12/31)(a)	200	198,589
4.00%, 05/01/28 (Call 05/01/23)(a)	272	288,879
4.25%, 11/01/29 (Call 11/01/24)(a)	435	480,468
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	1,091	1,047,729
1.70%, 05/15/28 (Call 03/15/28)	600	610,594
3.38%, 09/15/25 (Call 06/15/25)	982	1,076,007
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	170	173,583
3.88%, 08/15/30 (Call 05/15/30)	585	638,832
5.25%, 10/01/25 (Call 07/01/25)	460	525,544
5.50%, 11/01/22 (Call 05/01/22)	176	181,637
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	50	49,150
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	241	283,920
4.32%, 08/01/45	195	257,557
4.70%, 11/01/2111	90	132,214
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	396	444,275
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	240	355,952
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(a)(b)	375	385,221
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(a)	390	419,032
3.91%, 05/31/23(a)	811	847,592
4.85%, 09/26/28(a)	160	183,309
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(a)	978	1,228,075
6.85%, 07/02/37(a)(b)	860	1,162,791
DP World PLC, 4.70%, 09/30/49 (Call 03/30/49)(a)	570	635,664
Duke University
3.20%, 10/01/38	100	109,809
3.30%, 10/01/46	20	22,544
Series 2020, 2.68%, 10/01/44	230	237,273
Series 2020, 2.76%, 10/01/50(b)	88	92,959
Series 2020, 2.83%, 10/01/55	340	357,950
Element Fleet Management Corp., 3.85%, 06/15/25 (Call 05/15/25)(a)	280	302,204
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	95	101,972
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	330	332,236
2.60%, 12/01/24 (Call 11/01/24)	377	396,654
2.60%, 12/15/25 (Call 11/15/25)	566	599,373
3.10%, 05/15/30 (Call 02/15/30)	777	832,604
3.25%, 06/01/26 (Call 03/01/26)	347	372,693
3.30%, 12/15/22 (Call 09/15/22)	245	252,170
3.95%, 06/15/23 (Call 05/15/23)	219	231,537
7.00%, 07/01/37(b)	150	213,501
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(a)	968	1,008,685
3.30%, 12/01/26 (Call 09/01/26)(a)	838	914,565
3.80%, 11/01/25 (Call 08/01/25)(a)	714	785,754
3.85%, 11/15/24 (Call 08/15/24)(a)	618	671,164
4.20%, 11/01/46 (Call 05/01/46)(a)	606	732,377

Security	Par (000)	Value

Commercial Services (continued)
4.50%, 02/15/45 (Call 08/15/44)(a)	$404	$502,063
5.63%, 03/15/42(a)	334	468,015
6.70%, 06/01/34(a)	503	717,043
7.00%, 10/15/37(a)	840	1,272,692
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(a)	530	553,753
4.25%, 02/01/29 (Call 11/01/28)(a)	365	416,221
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	140	171,216
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	60	61,373
George Washington University (The)
4.87%, 09/15/45	170	233,615
Series 2014, 4.30%, 09/15/44	35	45,053
Series 2016, 3.55%, 09/15/46	150	167,263
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	589	744,016
Georgetown University (The)
Series 20A, 2.94%, 04/01/50(b)	215	220,619
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	110	162,615
Series B, 4.32%, 04/01/49 (Call 10/01/48)(b)	241	307,455
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	654	649,861
2.65%, 02/15/25 (Call 01/15/24)	722	758,854
2.90%, 05/15/30 (Call 02/15/30)	928	975,278
3.20%, 08/15/29 (Call 05/15/29)	838	899,009
3.75%, 06/01/23 (Call 03/01/23)	510	534,081
4.00%, 06/01/23 (Call 05/01/23)	576	609,109
4.15%, 08/15/49 (Call 02/15/49)	558	641,415
4.45%, 06/01/28 (Call 03/01/28)	565	651,280
4.80%, 04/01/26 (Call 01/01/26)	670	765,767
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(a)	595	595,732
2.65%, 07/15/31 (Call 04/15/31)(a)	395	400,838
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	254	270,650
4.00%, 03/01/26 (Call 12/01/25)(a)	242	267,410
4.13%, 08/01/23 (Call 07/01/23)(b)	427	452,488
4.25%, 05/01/29 (Call 02/01/29)	998	1,154,067
4.75%, 02/15/25 (Call 11/15/24)(a)	1,063	1,180,302
4.75%, 08/01/28 (Call 05/01/28)	510	603,514
5.00%, 11/01/22 (Call 08/01/22)(a)	393	408,209
Johns Hopkins University, Series 2013, 4.08%, 07/01/53(b)	200	261,024
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	120	122,080
2.41%, 06/01/50 (Call 12/01/49)	225	223,785
3.65%, 05/01/48 (Call 11/01/47)	110	135,953
Massachusetts Institute of Technology
3.89%, 07/01/2116	130	165,605
3.96%, 07/01/38	160	193,173
4.68%, 07/01/2114	286	433,413
5.60%, 07/01/2111	740	1,323,272
Series F, 2.99%, 07/01/50 (Call 01/01/50)(b)	216	240,199
Series G, 2.29%, 07/01/51 (Call 01/01/51)	235	228,871
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	145	143,943
2.55%, 08/18/60 (Call 02/18/60)	495	444,511
2.63%, 01/15/23 (Call 12/15/22)	42	43,194
2.75%, 08/19/41 (Call 02/19/41)	205	203,306
3.25%, 01/15/28 (Call 10/15/27)	195	213,543
3.25%, 05/20/50 (Call 11/20/49)(b)	240	253,986

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
3.75%, 03/24/25 (Call 02/24/25)	$35	$38,260
4.25%, 02/01/29 (Call 11/01/28)	401	464,016
4.50%, 09/01/22 (Call 06/01/22)	654	673,906
4.88%, 02/15/24 (Call 11/15/23)(b)	750	819,168
4.88%, 12/17/48 (Call 06/17/48)	414	557,278
5.25%, 07/15/44	264	361,681
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	55	57,143
Northwestern University
3.69%, 12/01/38(b)	370	426,792
3.87%, 12/01/48	100	121,977
4.64%, 12/01/44	285	378,968
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	530	659,170
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	75	76,543
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	110	113,946
3.17%, 11/01/51 (Call 05/01/51)	950	1,028,399
3.32%, 11/01/61 (Call 05/01/61)	50	55,331
4.37%, 11/01/43(b)	95	123,277
PayPal Holdings Inc.
1.35%, 06/01/23	778	791,368
1.65%, 06/01/25 (Call 05/01/25)	655	674,354
2.20%, 09/26/22	621	633,935
2.30%, 06/01/30 (Call 03/01/30)	696	723,681
2.40%, 10/01/24 (Call 09/01/24)	1,434	1,511,179
2.65%, 10/01/26 (Call 08/01/26)	839	901,912
2.85%, 10/01/29 (Call 07/01/29)	1,203	1,297,404
3.25%, 06/01/50 (Call 12/01/49)(b)	816	900,617
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	222	226,065
3.15%, 07/15/46 (Call 01/15/46)(b)	180	204,299
3.30%, 07/15/56 (Call 01/15/56)	190	224,606
3.62%, 10/01/37	288	338,861
4.88%, 10/15/40(b)	300	417,688
6.50%, 01/15/39(a)(b)	381	605,297
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	258	270,988
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,316	1,413,164
3.50%, 03/16/23 (Call 02/16/23)	425	443,609
4.00%, 03/18/29 (Call 12/18/28)	270	305,307
Rockefeller Foundation (The), Series 2020, 2.49%,
10/01/50 (Call 04/01/50)	640	639,161
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	705	671,069
2.30%, 08/15/60 (Call 02/15/60)(b)	815	717,666
2.50%, 12/01/29 (Call 09/01/29)(b)	472	500,003
2.95%, 01/22/27 (Call 10/22/26)	450	487,517
3.25%, 12/01/49 (Call 06/01/49)	597	652,965
4.00%, 06/15/25 (Call 03/15/25)	407	451,278
6.55%, 11/15/37	50	69,917
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(a)	634	642,631
2.72%, 04/16/31 (Call 01/16/31)(a)	283	292,306
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(a)(b)	165	168,074
3.38%, 03/22/27 (Call 12/22/26)(a)	828	905,347
4.13%, 02/02/26 (Call 11/02/25)(a)(b)	680	758,255
Triton Container International Ltd.
0.80%, 08/01/23(a)	500	499,672
1.15%, 06/07/24 (Call 05/07/24)(a)	535	535,399
2.05%, 04/15/26 (Call 03/15/26)(a)	110	110,982

Security	Par (000)	Value

Commercial Services (continued)
3.15%, 06/15/31 (Call 03/15/31)(a)	$343	$350,515
Trustees of Boston College, 3.13%, 07/01/52	211	229,494
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)(b)	90	113,324
Trustees of Dartmouth College, 3.47%, 06/01/46	50	57,416
Trustees of Princeton University (The)
5.70%, 03/01/39	417	621,034
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	25	25,425
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	212	246,990
4.67%, 09/01/2112	65	95,679
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	70	68,751
Tufts University, Series 2012, 5.02%, 04/15/2112	35	57,340
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)	100	105,075
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	35	37,563
4.00%, 10/01/53 (Call 04/01/53)	55	70,396
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	199	207,163
Series C, 2.55%, 04/01/50 (Call 10/01/49)	120	116,574
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45(b)	53	62,490
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	59	69,819
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	210	221,258
3.03%, 10/01/39	146	159,430
5.25%, 10/01/2111	380	613,832
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)(b)	340	421,819
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	75	80,229
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	25	25,875
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	429	466,807
4.00%, 06/15/25 (Call 03/15/25)	527	581,924
4.13%, 09/12/22	177	183,338
4.13%, 03/15/29 (Call 12/15/28)	808	924,161
5.50%, 06/15/45 (Call 12/15/44)	154	209,562
Wesleyan University, 4.78%, 07/01/2116(b)	310	431,513
William Marsh Rice University, 3.77%, 05/15/55	210	263,336
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	145	146,160
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	70	69,415
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	227	224,157

		78,627,124

Computers — 2.0%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	690	698,533
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)(b)	910	902,301
0.70%, 02/08/26 (Call 01/08/26)	1,128	1,121,558
0.75%, 05/11/23	695	700,977
1.13%, 05/11/25 (Call 04/11/25)	1,116	1,129,106
1.20%, 02/08/28 (Call 12/08/27)	610	603,688
1.25%, 08/20/30 (Call 05/20/30)	677	652,503
1.40%, 08/05/28 (Call 06/05/28)	200	199,438
1.65%, 05/11/30 (Call 02/11/30)	1,540	1,533,908
1.65%, 02/08/31 (Call 11/08/30)	1,055	1,046,043
1.70%, 09/11/22	373	378,767
1.70%, 08/05/31 (Call 05/05/31)(b)	250	247,432
1.80%, 09/11/24 (Call 08/11/24)	1,172	1,214,735
2.05%, 09/11/26 (Call 07/11/26)	1,214	1,273,192
2.10%, 09/12/22 (Call 08/12/22)	368	374,864

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.20%, 09/11/29 (Call 06/11/29)	$1,661	$1,733,698
2.38%, 02/08/41 (Call 08/08/40)	1,130	1,109,136
2.40%, 01/13/23 (Call 12/13/22)	848	870,252
2.40%, 05/03/23	1,312	1,358,799
2.40%, 08/20/50 (Call 06/20/50)	934	887,508
2.45%, 08/04/26 (Call 05/04/26)	1,615	1,721,679
2.50%, 02/09/25	994	1,050,012
2.55%, 08/20/60 (Call 02/20/60)	1,312	1,234,240
2.65%, 05/11/50 (Call 11/11/49)	1,437	1,424,300
2.65%, 02/08/51 (Call 08/08/50)	2,159	2,137,562
2.70%, 08/05/51 (Call 02/05/51)	740	736,768
2.75%, 01/13/25 (Call 11/13/24)	1,316	1,400,749
2.80%, 02/08/61 (Call 02/08/60)	1,239	1,238,432
2.85%, 02/23/23 (Call 12/23/22)	1,031	1,066,207
2.85%, 05/11/24 (Call 03/11/24)	1,017	1,077,670
2.85%, 08/05/61 (Call 02/05/61)	1,000	998,244
2.90%, 09/12/27 (Call 06/12/27)	1,318	1,439,172
2.95%, 09/11/49 (Call 03/11/49)(b)	1,167	1,213,639
3.00%, 02/09/24 (Call 12/09/23)	1,433	1,515,344
3.00%, 06/20/27 (Call 03/20/27)	980	1,080,705
3.00%, 11/13/27 (Call 08/13/27)	911	1,000,963
3.20%, 05/13/25	1,230	1,335,482
3.20%, 05/11/27 (Call 02/11/27)	1,334	1,477,125
3.25%, 02/23/26 (Call 11/23/25)	1,966	2,153,264
3.35%, 02/09/27 (Call 11/09/26)	1,524	1,693,043
3.45%, 05/06/24	1,308	1,410,874
3.45%, 02/09/45	1,548	1,745,682
3.75%, 09/12/47 (Call 03/12/47)	220	260,043
3.75%, 11/13/47 (Call 05/13/47)	1,046	1,236,298
3.85%, 05/04/43	2,114	2,521,445
3.85%, 08/04/46 (Call 02/04/46)	1,416	1,693,155
4.25%, 02/09/47 (Call 08/09/46)	684	863,904
4.38%, 05/13/45	1,571	2,014,250
4.45%, 05/06/44(b)	969	1,260,517
4.50%, 02/23/36 (Call 08/23/35)	900	1,142,648
4.65%, 02/23/46 (Call 08/23/45)	2,054	2,732,702
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	940	1,020,335
4.90%, 10/01/26 (Call 08/01/26)	825	954,713
5.30%, 10/01/29 (Call 07/01/29)	1,045	1,272,236
5.45%, 06/15/23 (Call 04/15/23)	1,770	1,907,570
5.85%, 07/15/25 (Call 06/15/25)	705	823,694
6.02%, 06/15/26 (Call 03/15/26)	2,542	3,035,921
6.10%, 07/15/27 (Call 05/15/27)	466	574,689
6.20%, 07/15/30 (Call 04/15/30)	900	1,155,874
8.10%, 07/15/36 (Call 01/15/36)	864	1,325,127
8.35%, 07/15/46 (Call 01/15/46)	1,409	2,312,401
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	420	460,759
4.25%, 04/15/24 (Call 02/15/24)	527	568,242
4.75%, 04/15/27 (Call 01/15/27)(b)	262	300,311
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	529	525,706
2.20%, 03/15/31 (Call 12/15/30)	445	448,724
Genpact Luxembourg Sarl, 3.38%, 12/01/24
(Call 11/01/24)	165	176,587
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	946	962,718
1.75%, 04/01/26 (Call 03/01/26)(b)	832	847,610
2.25%, 04/01/23 (Call 03/01/23)	624	640,209

Security	Par (000)	Value

Computers (continued)
4.40%, 10/15/22 (Call 08/15/22)	$96	$99,582
4.45%, 10/02/23 (Call 09/02/23)	1,126	1,215,891
4.65%, 10/01/24 (Call 09/01/24)	1,101	1,220,855
4.90%, 10/15/25 (Call 07/15/25)	1,407	1,602,749
6.20%, 10/15/35 (Call 04/15/35)(b)	788	1,070,234
6.35%, 10/15/45 (Call 04/15/45)	1,221	1,688,148
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	845	845,544
2.20%, 06/17/25 (Call 05/17/25)	1,294	1,342,031
2.65%, 06/17/31 (Call 03/17/31)(a)	780	780,402
3.00%, 06/17/27 (Call 04/17/27)(b)	437	470,558
3.40%, 06/17/30 (Call 03/17/30)(b)	675	722,889
4.05%, 09/15/22	254	263,747
6.00%, 09/15/41(b)	944	1,247,932
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,116	1,137,631
1.95%, 05/15/30 (Call 02/15/30)	1,070	1,073,553
2.85%, 05/15/40 (Call 11/15/39)(b)	915	933,700
2.88%, 11/09/22	635	654,226
2.95%, 05/15/50 (Call 11/15/49)	652	658,284
3.00%, 05/15/24	1,884	2,005,388
3.30%, 05/15/26	1,439	1,584,213
3.30%, 01/27/27	700	772,050
3.38%, 08/01/23	980	1,034,827
3.45%, 02/19/26(b)	1,079	1,191,707
3.50%, 05/15/29	1,618	1,812,591
3.63%, 02/12/24	1,289	1,384,678
4.00%, 06/20/42	549	650,550
4.15%, 05/15/39	1,365	1,639,704
4.25%, 05/15/49	2,146	2,683,471
4.70%, 02/19/46	465	611,694
5.60%, 11/30/39	610	859,263
5.88%, 11/29/32(b)	678	922,993
6.22%, 08/01/27	212	268,905
6.50%, 01/15/28	253	328,263
7.00%, 10/30/25(b)	911	1,133,728
7.13%, 12/01/96(b)	85	156,997
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	785	773,798
2.95%, 05/15/23 (Call 04/15/23)	533	551,650
3.63%, 05/15/25 (Call 04/15/25)	684	740,307
4.38%, 05/15/30 (Call 02/15/30)	783	898,226
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(a)(b)	200	211,117
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	175	180,321
2.38%, 06/22/27 (Call 04/22/27)	665	696,701
2.70%, 06/22/30 (Call 03/22/30)	828	860,336
3.30%, 09/29/24 (Call 07/29/24)	743	793,326

		123,000,742

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
1.95%, 02/01/23	390	399,993
2.10%, 05/01/23	56	57,629
2.25%, 11/15/22	194	198,857
3.25%, 03/15/24	510	545,464
3.70%, 08/01/47 (Call 02/01/47)	792	978,477
4.00%, 08/15/45	316	405,480
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	525	532,223
2.00%, 12/01/24 (Call 11/01/24)	710	742,715

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.38%, 12/01/29 (Call 09/01/29)	$827	$870,140
2.60%, 04/15/30 (Call 01/15/30)	260	276,681
3.13%, 12/01/49 (Call 06/01/49)(b)	589	653,017
3.15%, 03/15/27 (Call 12/15/26)(b)	355	391,280
3.70%, 08/15/42	202	231,400
4.15%, 03/15/47 (Call 09/15/46)	620	790,198
4.38%, 06/15/45 (Call 12/15/44)	159	203,076
6.00%, 05/15/37(b)	150	217,001
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,428	1,417,851
1.00%, 04/23/26(b)	285	286,634
1.20%, 10/29/30	727	700,777
1.95%, 04/23/31	575	589,601
2.45%, 11/03/26	698	748,273
2.70%, 02/02/26	544	587,694
2.80%, 03/25/27	654	711,454
2.85%, 08/11/27	529	578,731
3.00%, 03/25/30	1,318	1,462,145
3.10%, 08/15/23	334	352,861
3.50%, 10/25/47	215	259,004
3.55%, 03/25/40	515	609,290
3.60%, 03/25/50	205	255,912
5.50%, 02/01/34	175	241,705
Unilever Capital Corp.
0.38%, 09/14/23	710	710,955
1.38%, 09/14/30 (Call 06/14/30)	310	302,143
1.75%, 08/12/31 (Call 05/12/31)	620	616,425
2.00%, 07/28/26	525	548,602
2.13%, 09/06/29 (Call 06/06/29)	800	826,259
2.60%, 05/05/24 (Call 03/05/24)	819	861,574
2.90%, 05/05/27 (Call 02/05/27)	925	1,003,438
3.10%, 07/30/25	550	596,660
3.13%, 03/22/23 (Call 02/22/23)	390	406,085
3.25%, 03/07/24 (Call 02/07/24)	301	320,883
3.38%, 03/22/25 (Call 01/22/25)(b)	235	255,219
3.50%, 03/22/28 (Call 12/22/27)(b)	970	1,090,339
5.90%, 11/15/32	436	600,741
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	500	503,507

		24,938,393

Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(a)(b)	213	231,771
4.50%, 10/24/28 (Call 07/24/28)(a)	749	873,127
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(a)	225	224,216
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)(b)	813	839,371
3.75%, 05/15/46 (Call 11/15/45)	475	556,100
4.20%, 05/15/47 (Call 11/15/46)	46	57,777
4.60%, 06/15/45 (Call 12/15/44)	858	1,125,489

		3,907,851

Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	675	667,855
2.88%, 08/14/24 (Call 07/14/24)(b)	590	615,336
3.15%, 02/15/24 (Call 01/15/24)	856	895,130
3.30%, 01/23/23 (Call 12/23/22)	625	646,263
3.50%, 01/15/25 (Call 11/15/24)	615	651,841
3.65%, 07/21/27 (Call 04/21/27)(b)	612	651,897
3.88%, 01/23/28 (Call 10/23/27)(b)	573	614,180

Security	Par (000)	Value

Diversified Financial Services (continued)
4.13%, 07/03/23 (Call 06/03/23)	$598	$631,484
4.45%, 10/01/25 (Call 08/01/25)	610	669,617
4.45%, 04/03/26 (Call 02/03/26)	315	345,499
4.50%, 09/15/23 (Call 08/15/23)	927	989,054
4.63%, 10/15/27 (Call 08/15/27)(b)	463	516,933
4.88%, 01/16/24 (Call 12/16/23)	730	792,307
6.50%, 07/15/25 (Call 06/15/25)	729	850,572
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	255	276,691
3.50%, 08/01/25(b)	125	136,267
4.25%, 02/15/24(b)	255	276,965
AIG Global Funding
0.45%, 12/08/23(a)	550	550,709
0.65%, 06/17/24(a)	587	587,481
0.80%, 07/07/23(a)(b)	677	682,929
0.90%, 09/22/25(a)	1,018	1,008,648
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	835	831,264
1.88%, 08/15/26 (Call 07/15/26)	160	160,519
2.10%, 09/01/28 (Call 07/01/28)	500	491,024
2.25%, 01/15/23	172	176,141
2.30%, 02/01/25 (Call 01/01/25)(b)	702	725,438
2.75%, 01/15/23 (Call 12/15/22)	657	676,282
2.88%, 01/15/26 (Call 12/15/25)(b)	794	834,940
3.00%, 09/15/23 (Call 07/15/23)	799	832,772
3.00%, 02/01/30 (Call 11/01/29)	643	658,624
3.13%, 12/01/30 (Call 09/01/30)	524	537,136
3.25%, 03/01/25 (Call 01/01/25)	733	779,005
3.25%, 10/01/29 (Call 07/01/29)	430	450,534
3.38%, 07/01/25 (Call 06/01/25)	332	355,431
3.63%, 04/01/27 (Call 01/01/27)	368	397,656
3.63%, 12/01/27 (Call 09/01/27)(b)	495	536,159
3.75%, 06/01/26 (Call 04/01/26)	526	574,700
3.88%, 07/03/23 (Call 06/03/23)	707	746,502
4.25%, 02/01/24 (Call 01/01/24)	566	609,695
4.25%, 09/15/24 (Call 06/15/24)(b)	380	413,022
4.63%, 10/01/28 (Call 07/01/28)	522	592,776
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(a)	25	25,580
4.13%, 05/01/24 (Call 02/01/24)(b)	86	91,548
4.25%, 06/15/26 (Call 04/15/26)(b)	413	454,137
4.40%, 09/25/23 (Call 08/25/23)	928	989,962
5.00%, 04/01/23	529	563,681
5.25%, 08/11/25 (Call 07/11/25)(a)	815	913,506
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	735	746,033
3.05%, 06/05/23 (Call 05/05/23)	659	685,237
3.88%, 05/21/24 (Call 04/21/24)	764	823,783
4.63%, 03/30/25	316	352,716
5.13%, 09/30/24	624	700,233
5.80%, 05/01/25 (Call 04/01/25)(b)	478	553,218
8.00%, 11/01/31	1,197	1,754,750
8.00%, 11/01/31(b)	808	1,143,804
American Express Co.
2.50%, 07/30/24 (Call 06/29/24)	1,304	1,373,322
2.65%, 12/02/22	816	840,594
3.00%, 10/30/24 (Call 09/29/24)	1,234	1,321,085
3.13%, 05/20/26 (Call 04/20/26)	468	510,802
3.40%, 02/27/23 (Call 01/27/23)	1,135	1,183,332
3.40%, 02/22/24 (Call 01/22/24)(b)	1,412	1,507,650

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.63%, 12/05/24 (Call 11/04/24)	$379	$412,651
3.70%, 08/03/23 (Call 07/03/23)	1,312	1,391,200
4.05%, 12/03/42	485	589,361
4.20%, 11/06/25 (Call 10/06/25)	583	661,373
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	1,594	1,766,004
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	356	383,722
3.00%, 04/02/25 (Call 03/02/25)	14	14,948
3.70%, 10/15/24(b)	525	572,802
4.00%, 10/15/23	821	882,090
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(b)	675	666,088
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(a)	300	301,355
3.95%, 07/15/26 (Call 06/15/26)(a)	555	593,023
6.00%, 08/15/23 (Call 07/15/23)(a)	107	116,310
Apollo Management Holdings LP
4.00%, 05/30/24(a)	657	714,046
4.95%, 01/14/50 (Call 01/14/24)(a)(c)	130	135,093
Ares Finance Co. II LLC, 3.25%, 06/15/30
(Call 03/15/30)(a)	75	79,316
Ares Finance Co. III LLC, 4.13%, 06/30/51
(Call 06/30/26)(a)(c)	300	307,372
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(a)	600	603,290
3.50%, 11/01/27 (Call 07/01/27)(a)	637	675,492
3.88%, 05/01/23 (Call 04/01/23)(a)	309	323,209
4.13%, 08/01/25 (Call 06/01/25)(a)	530	574,441
4.38%, 01/30/24 (Call 12/30/23)(a)(b)	255	273,381
4.88%, 10/01/25 (Call 07/01/25)(a)	534	594,336
5.50%, 12/15/24 (Call 11/15/24)(a)	405	456,421
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(a)(b)	335	334,273
2.53%, 11/18/27 (Call 10/18/27)(a)	1,308	1,298,515
2.75%, 02/21/28 (Call 12/21/27)(a)(b)	1,000	1,003,226
2.88%, 02/15/25 (Call 01/15/25)(a)	440	453,737
3.25%, 02/15/27 (Call 12/15/26)(a)	40	41,483
3.95%, 07/01/24 (Call 06/01/24)(a)	921	982,453
4.25%, 04/15/26 (Call 03/15/26)(a)	232	251,553
4.38%, 05/01/26 (Call 03/01/26)(a)	855	929,070
5.25%, 05/15/24 (Call 04/15/24)(a)	765	838,773
5.50%, 01/15/26 (Call 12/15/25)(a)	120	135,741
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	490	521,218
4.38%, 12/15/25 (Call 09/15/25)	128	139,280
5.38%, 07/24/23	95	102,334
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(a)	441	425,470
1.63%, 08/05/28 (Call 06/05/28)(a)	80	79,170
2.00%, 01/30/32 (Call 10/30/31)(a)	100	98,117
2.50%, 01/10/30 (Call 10/10/29)(a)(b)	683	714,417
2.80%, 09/30/50 (Call 03/30/50)(a)	301	294,685
2.85%, 08/05/51 (Call 02/05/51)(a)	160	158,409
3.15%, 10/02/27 (Call 07/02/27)(a)	250	271,704
3.50%, 09/10/49 (Call 03/10/49)(a)(b)	500	565,348
4.00%, 10/02/47 (Call 04/02/47)(a)	114	137,627
4.45%, 07/15/45(a)(b)	145	183,728
5.00%, 06/15/44(a)	65	88,369
6.25%, 08/15/42(a)	165	246,649

Security	Par (000)	Value

Diversified Financial Services (continued)
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(a)	$399	$400,947
Series AI, 3.13%, 06/10/31 (Call 03/10/31)	75	75,366
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	570	570,131
2.75%, 09/18/22 (Call 08/18/22)(a)	200	203,279
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	618	633,817
3.25%, 04/29/25 (Call 03/29/25)(a)	282	296,739
3.50%, 10/10/24 (Call 09/10/24)(a)(b)	834	888,694
3.50%, 09/18/27 (Call 06/18/27)(a)	925	992,176
3.88%, 04/27/26 (Call 01/27/26)(a)	715	772,843
Brightsphere Investment Group Inc., 4.80%, 07/27/26	367	398,664
Brookfield Finance I UK PLC, 2.34%, 01/30/32
(Call 10/30/31)	395	394,955
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	640	665,747
3.50%, 03/30/51 (Call 09/30/50)	430	454,167
3.90%, 01/25/28 (Call 10/25/27)	570	640,887
4.00%, 04/01/24 (Call 02/01/24)	674	727,107
4.25%, 06/02/26 (Call 03/02/26)(b)	437	492,739
4.35%, 04/15/30 (Call 01/15/30)	829	966,641
4.70%, 09/20/47 (Call 03/20/47)	681	843,368
4.85%, 03/29/29 (Call 12/29/28)	536	639,492
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	644	674,697
Cantor Fitzgerald LP, 4.88%, 05/01/24 (Call 04/01/24)(a)	476	520,002
Capital One Bank USA N.A., 3.38%, 02/15/23	794	827,547
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31)(c)	1,100	1,092,183
2.60%, 05/11/23 (Call 04/11/23)	775	802,415
3.20%, 01/30/23 (Call 12/30/22)	548	568,510
3.20%, 02/05/25 (Call 01/05/25)	885	951,812
3.30%, 10/30/24 (Call 09/30/24)	1,184	1,273,322
3.50%, 06/15/23	885	932,451
3.65%, 05/11/27 (Call 04/11/27)	945	1,054,725
3.75%, 04/24/24 (Call 03/24/24)	549	590,993
3.75%, 07/28/26 (Call 06/28/26)(b)	970	1,073,262
3.75%, 03/09/27 (Call 02/09/27)	952	1,064,387
3.80%, 01/31/28 (Call 12/31/27)	459	515,121
3.90%, 01/29/24 (Call 12/29/23)	963	1,033,714
4.20%, 10/29/25 (Call 09/29/25)	1,310	1,460,305
4.25%, 04/30/25 (Call 03/31/25)	846	942,947
Carlyle Holdings Finance LLC, 3.88%, 02/01/23(a)(b)	188	196,493
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)(b)	828	803,435
3.65%, 01/12/27 (Call 10/12/26)	938	1,047,028
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	920	926,248
0.90%, 03/11/26 (Call 02/11/26)	696	693,825
1.15%, 05/13/26 (Call 04/13/26)	1,020	1,025,610
1.65%, 03/11/31 (Call 12/11/30)(b)	584	571,432
1.95%, 12/01/31 (Call 09/01/31)	300	300,269
2.00%, 03/20/28 (Call 01/20/28)	785	808,918
2.30%, 05/13/31 (Call 02/13/31)(b)	455	469,355
2.65%, 01/25/23 (Call 12/25/22)	751	774,020
3.00%, 03/10/25 (Call 12/10/24)	391	418,805
3.20%, 03/02/27 (Call 12/02/26)	442	485,362
3.20%, 01/25/28 (Call 10/25/27)	220	242,299
3.23%, 09/01/22	135	138,954
3.25%, 05/22/29 (Call 02/22/29)(b)	470	519,338
3.45%, 02/13/26 (Call 11/13/25)	320	353,323

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.55%, 02/01/24 (Call 01/01/24)	$519	$555,997
3.85%, 05/21/25 (Call 03/21/25)	754	832,785
4.00%, 02/01/29 (Call 11/01/28)	509	587,691
4.20%, 03/24/25 (Call 02/22/25)	405	450,749
4.63%, 03/22/30 (Call 12/22/29)	435	531,183
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(a)	475	521,327
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)	1,205	1,286,453
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	169	175,615
4.10%, 06/15/51 (Call 12/15/50)	370	399,261
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(a)	75	76,170
Citadel LP
4.88%, 01/15/27 (Call 11/15/26)(a)	643	698,961
5.38%, 01/17/23 (Call 12/17/22)(a)	250	262,589
CME Group Inc.
3.00%, 09/15/22	229	235,532
3.00%, 03/15/25 (Call 12/15/24)	713	763,943
3.75%, 06/15/28 (Call 03/15/28)	1,037	1,187,357
4.15%, 06/15/48 (Call 12/15/47)(b)	251	326,751
5.30%, 09/15/43 (Call 03/15/43)	888	1,274,805
Credit Suisse USA Inc., 7.13%, 07/15/32(b)	1,004	1,454,812
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(a)	180	191,097
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	172	186,728
3.85%, 11/21/22	289	301,041
3.95%, 11/06/24 (Call 08/06/24)	245	266,685
4.10%, 02/09/27 (Call 11/09/26)	1,007	1,132,784
4.50%, 01/30/26 (Call 11/30/25)	441	497,862
Drawbridge Special Opportunities Fund LP/Drawbridge
Special Opportunities Fin, 3.88%, 02/15/26
(Call 12/15/25)(a)	63	65,192
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	211	230,664
FMR LLC
6.45%, 11/15/39(a)	335	497,699
7.57%, 06/15/29(a)	80	113,113
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	262	253,315
2.80%, 09/15/22	162	166,227
2.85%, 03/30/25(b)	202	215,587
2.95%, 08/12/51 (Call 02/12/51)	125	125,861
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)	678	735,042
4.05%, 05/15/27 (Call 03/15/27)	290	328,255
4.40%, 05/15/30 (Call 02/15/30)	2,158	2,527,982
4.55%, 05/15/32 (Call 02/15/32)	180	216,614
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	1,575	1,722,033
4.42%, 11/15/35	6,634	8,052,417
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(a)	175	189,459
Invesco Finance PLC
3.13%, 11/30/22	97	100,290
3.75%, 01/15/26	328	362,700
4.00%, 01/30/24	370	399,191
5.38%, 11/30/43	405	539,373
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25) .	290	327,018
Jefferies Financial Group Inc.
5.50%, 10/18/23 (Call 01/18/23)	835	892,402
6.63%, 10/23/43 (Call 07/23/43)	260	357,178
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)(b)	205	209,200

Security	Par (000)	Value

Diversified Financial Services (continued)
5.13%, 01/20/23	$587	$622,934
6.25%, 01/15/36	485	657,047
6.45%, 06/08/27	457	570,906
6.50%, 01/20/43	304	424,943
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	646	732,246
4.85%, 01/15/27	573	668,257
KKR Group Finance Co. II LLC, 5.50%, 02/01/43
(Call 08/01/42)(a)	375	507,228
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	310	341,212
3.75%, 02/13/25	56	60,761
4.38%, 03/11/29 (Call 12/11/28)	537	616,461
4.50%, 09/19/28 (Call 06/19/28)	741	860,437
LeasePlan Corp. NV, 2.88%, 10/24/24(a)	285	298,953
Legg Mason Inc.
3.95%, 07/15/24	556	606,549
4.75%, 03/15/26	352	407,253
5.63%, 01/15/44	274	389,188
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(a)(b)	380	380,108
1.38%, 04/06/26 (Call 03/06/24)(a)	815	818,310
2.00%, 04/06/28 (Call 02/06/28)(a)	702	714,434
2.50%, 04/06/31 (Call 01/06/31)(a)	1,050	1,082,613
3.20%, 04/06/41 (Call 10/06/40)(a)(b)	900	952,401
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)(b)	595	607,949
2.00%, 03/03/25 (Call 02/03/25)	531	554,303
2.95%, 11/21/26 (Call 08/21/26)	658	718,220
2.95%, 06/01/29 (Call 03/01/29)	828	908,395
2.95%, 03/15/51 (Call 09/15/50)(b)	741	783,719
3.30%, 03/26/27 (Call 01/26/27)	953	1,057,723
3.35%, 03/26/30 (Call 12/26/29)	695	784,743
3.38%, 04/01/24	917	984,900
3.50%, 02/26/28 (Call 11/26/27)	451	509,225
3.65%, 06/01/49 (Call 12/01/48)	902	1,068,577
3.80%, 11/21/46 (Call 05/21/46)(b)	275	330,062
3.85%, 03/26/50 (Call 09/26/49)	777	948,427
3.95%, 02/26/48 (Call 08/26/47)	670	825,042
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(a)	400	424,246
3.96%, 09/19/23 (Call 08/19/23)(a)	750	797,167
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)(b)	516	491,814
2.50%, 12/21/40 (Call 06/21/40)	615	576,663
3.25%, 04/28/50 (Call 10/28/49)	425	435,834
3.85%, 06/30/26 (Call 03/30/26)(b)	626	700,098
4.25%, 06/01/24 (Call 03/01/24)	615	670,017
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(a)	205	235,546
4.88%, 04/15/45 (Call 10/15/44)(a)(b)	50	58,668
Nomura Holdings Inc.
1.65%, 07/14/26	850	850,798
1.85%, 07/16/25	361	369,092
2.17%, 07/14/28	619	618,901
2.61%, 07/14/31	600	606,258
2.65%, 01/16/25	1,445	1,514,093
2.68%, 07/16/30	1,244	1,269,744
3.10%, 01/16/30	725	766,570

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Nuveen Finance LLC, 4.13%, 11/01/24(a)	$1,080	$1,191,033
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(a)	730	837,967
ORIX Corp.
2.25%, 03/09/31(b)	350	355,015
3.25%, 12/04/24(b)	1,050	1,130,902
3.70%, 07/18/27	245	274,554
4.05%, 01/16/24(b)	88	94,930
Park Aerospace Holdings Ltd., 5.50%, 02/15/24
(Call 01/15/24)(a)	181	198,605
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(a)(b)	550	631,336
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(a)	375	500,548
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)	454	472,231
6.15%, 12/06/28(a)	300	356,866
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	675	763,793
4.65%, 04/01/30 (Call 01/01/30)	467	559,647
4.95%, 07/15/46	394	516,766
REC Ltd.
4.75%, 05/19/23(a)	265	279,197
5.25%, 11/13/23(a)	760	819,299
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	240	268,858
4.25%, 07/18/24(b)	610	668,108
SURA Asset Management SA, 4.38%, 04/11/27(a)	70	75,736
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)(b)	497	544,575
3.95%, 12/01/27 (Call 09/01/27)	606	675,409
4.25%, 08/15/24 (Call 05/15/24)	747	810,751
4.38%, 03/19/24 (Call 02/19/24)	819	886,480
4.50%, 07/23/25 (Call 04/24/25)	825	917,862
5.15%, 03/19/29 (Call 12/19/28)	418	494,984
USAA Capital Corp.
0.50%, 05/01/24(a)	385	384,272
1.50%, 05/01/23(a)	275	280,486
2.13%, 05/01/30 (Call 02/01/30)(a)(b)	370	376,578
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	454	446,453
1.10%, 02/15/31 (Call 11/15/30)(b)	1,142	1,085,708
1.90%, 04/15/27 (Call 02/15/27)	1,115	1,158,940
2.00%, 08/15/50 (Call 02/15/50)(b)	1,922	1,711,173
2.05%, 04/15/30 (Call 01/15/30)	941	971,713
2.15%, 09/15/22 (Call 08/15/22)	619	630,213
2.70%, 04/15/40 (Call 10/15/39)	813	845,315
2.75%, 09/15/27 (Call 06/15/27)	600	652,523
2.80%, 12/14/22 (Call 10/14/22)	46	47,333
3.15%, 12/14/25 (Call 09/14/25)(b)	1,894	2,067,503
3.65%, 09/15/47 (Call 03/15/47)	1,005	1,177,728
4.15%, 12/14/35 (Call 06/14/35)	974	1,200,167
4.30%, 12/14/45 (Call 06/14/45)	1,793	2,298,699
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	509	505,307
2.75%, 03/15/31 (Call 12/15/30)	561	566,733
2.85%, 01/10/25 (Call 12/10/24)	622	655,462
4.25%, 06/09/23 (Call 05/09/23)(b)	106	112,323
6.20%, 11/17/36	342	428,028
6.20%, 06/21/40(b)	265	332,299

		197,830,223

Security	Par (000)	Value

Electric — 8.0%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(a)	$1,000	$1,009,900
3.40%, 04/29/51 (Call 10/29/50)(a)	400	423,500
3.63%, 01/12/23(a)	255	265,646
4.00%, 10/03/49(a)	800	928,720
4.38%, 04/23/25(a)	736	820,954
4.38%, 06/22/26(a)	675	770,729
4.88%, 04/23/30(a)(b)	850	1,022,242
6.50%, 10/27/36(a)(b)	374	542,165
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(a)	200	200,247
3.95%, 02/12/30(a)	250	253,000
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks
Pvt Ltd./Wardha Solar Maharash, 4.63%, 10/15/39 (Call 04/18/39)(a)	283	283,500
Adani Transmission Ltd., 4.25%, 05/21/36
(Call 11/21/35)(a)	467	483,784
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	455	464,528
3.45%, 05/15/51 (Call 11/15/50)	275	291,179
3.80%, 10/01/47 (Call 04/01/47)	240	267,066
3.85%, 10/01/25 (Call 07/01/25)(a)(b)	271	297,272
3.95%, 06/01/28 (Call 03/01/28)	279	314,697
Series E, 6.65%, 02/15/33	224	301,939
Series G, 4.15%, 05/01/49 (Call 11/01/48)	155	182,554
Series H, 3.45%, 01/15/50 (Call 07/15/49)	420	446,656
Series I, 2.10%, 07/01/30 (Call 04/01/30)	682	676,168
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	380	413,643
3.15%, 09/15/49 (Call 03/15/49)	70	74,462
3.75%, 12/01/47 (Call 06/01/47)(b)	277	319,695
3.80%, 06/15/49 (Call 12/15/48)	345	404,763
4.00%, 12/01/46 (Call 06/01/46)(b)	350	421,948
4.25%, 09/15/48 (Call 03/15/48)	425	532,848
Series M, 3.65%, 04/01/50 (Call 10/01/49)	100	114,804
Series N, 2.75%, 08/15/51 (Call 02/15/51)	125	122,838
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	400	397,751
2.45%, 01/15/31 (Call 10/15/30)	445	449,024
3.30%, 07/15/25 (Call 06/15/25)(a)	548	585,522
3.95%, 07/15/30 (Call 04/15/30)(a)	729	812,762
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(a)	905	940,748
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	50	53,053
3.13%, 07/15/51 (Call 01/15/51)	310	327,449
3.45%, 10/01/49 (Call 04/01/49)	444	492,932
3.75%, 03/01/45 (Call 09/01/44)	415	481,191
3.85%, 12/01/42	515	602,376
4.10%, 01/15/42	100	116,490
4.15%, 08/15/44 (Call 02/15/44)	206	249,502
4.30%, 01/02/46 (Call 07/02/45)	205	254,476
5.50%, 03/15/41	85	115,420
5.70%, 02/15/33	75	99,120
6.00%, 03/01/39	406	576,398
6.13%, 05/15/38(b)	185	265,687
Series 11-C, 5.20%, 06/01/41(b)	341	449,532
Series 13-A, 3.55%, 12/01/23	353	377,496
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	660	639,082
Series A, 4.30%, 07/15/48 (Call 01/15/48)(b)	356	450,445

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series B, 3.70%, 12/01/47 (Call 06/01/47)	$351	$402,705
Alexander Funding Trust, 1.84%, 11/15/23(a)	551	561,534
Alliant Energy Finance LLC
3.75%, 06/15/23 (Call 05/15/23)(a)	511	538,676
4.25%, 06/15/28 (Call 03/15/28)(a)	523	597,145
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	870	866,111
2.50%, 09/15/24 (Call 08/15/24)	440	460,957
3.50%, 01/15/31 (Call 10/15/30)	937	1,036,263
3.65%, 02/15/26 (Call 11/15/25)	446	488,037
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	415	422,472
2.90%, 06/15/51 (Call 12/15/50)	385	398,727
3.25%, 03/01/25 (Call 12/01/24)	235	252,768
3.25%, 03/15/50 (Call 09/15/49)	465	509,340
3.70%, 12/01/47 (Call 06/01/47)	370	431,506
3.80%, 05/15/28 (Call 02/15/28)	75	85,128
4.15%, 03/15/46 (Call 09/15/45)	270	331,999
4.30%, 07/01/44 (Call 01/01/44)	113	137,339
4.50%, 03/15/49 (Call 09/15/48)	234	307,323
4.80%, 12/15/43 (Call 06/15/43)	140	180,924
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	485	489,659
3.20%, 11/13/27 (Call 08/13/27)(b)	518	563,676
3.25%, 03/01/50 (Call 09/01/49)	352	358,284
Series F, 2.95%, 12/15/22 (Call 09/15/22)	47	48,264
Series J, 4.30%, 12/01/28 (Call 09/01/28)	567	653,506
Series M, 0.75%, 11/01/23 (Call 11/20/21)	168	168,015
Series N, 1.00%, 11/01/25 (Call 10/01/25)(b)	530	527,337
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(a)	193	252,191
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	275	297,255
4.40%, 05/15/44 (Call 11/15/43)	259	313,034
4.45%, 06/01/45 (Call 12/01/44)(b)	208	255,679
7.00%, 04/01/38	148	223,069
Series AA, 2.70%, 04/01/31 (Call 01/01/31)(b)	175	182,634
Series L, 5.80%, 10/01/35	5	6,601
Series P, 6.70%, 08/15/37	210	298,819
Series X, 3.30%, 06/01/27 (Call 03/01/27)(b)	170	185,184
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	392	491,275
Series Z, 3.70%, 05/01/50 (Call 11/01/49)(b)	420	468,669
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	600	602,794
2.55%, 09/15/26 (Call 06/15/26)	125	131,320
2.60%, 08/15/29 (Call 05/15/29)	245	257,956
2.65%, 09/15/50 (Call 03/15/50)(b)	390	367,446
2.95%, 09/15/27 (Call 06/15/27)	125	135,429
3.15%, 05/15/25 (Call 02/15/25)	2	2,151
3.35%, 06/15/24 (Call 03/15/24)	25	26,625
3.35%, 05/15/50 (Call 11/15/49)	355	381,310
3.50%, 12/01/49 (Call 06/01/49)	473	513,630
3.75%, 05/15/46 (Call 11/15/45)	390	437,365
4.20%, 08/15/48 (Call 02/15/48)	195	235,967
4.25%, 03/01/49 (Call 09/01/48)	245	300,175
4.35%, 11/15/45 (Call 05/15/45)	250	302,447
4.50%, 04/01/42 (Call 10/01/41)	193	237,630
5.05%, 09/01/41 (Call 03/01/41)	455	593,568

Security	Par (000)	Value

Electric (continued)
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	$75	$77,614
4.00%, 10/15/28 (Call 07/15/28)	438	505,448
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	737	786,313
3.20%, 04/15/25 (Call 03/15/25)	758	811,842
3.80%, 06/01/29 (Call 03/01/29)	464	523,290
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	360	458,323
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	242	256,107
2.90%, 06/15/50 (Call 12/15/49)	300	305,070
3.20%, 09/15/49 (Call 03/15/49)	294	316,855
3.35%, 07/01/23 (Call 04/01/23)	354	370,494
3.50%, 08/15/46 (Call 02/15/46)	526	587,139
3.75%, 08/15/47 (Call 02/15/47)	394	460,125
4.25%, 09/15/48 (Call 03/15/48)	375	467,465
6.35%, 10/01/36(b)	222	323,106
Baltimore Gas and Electric Co., 2.25%, 06/15/31
(Call 03/15/31)	245	250,146
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	25	31,099
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	620	603,783
2.80%, 01/15/23 (Call 12/15/22)	350	360,687
2.85%, 05/15/51 (Call 11/15/50)	875	853,332
3.25%, 04/15/28 (Call 01/15/28)	655	720,870
3.50%, 02/01/25 (Call 11/01/24)	789	850,773
3.70%, 07/15/30 (Call 04/15/30)	491	559,187
3.75%, 11/15/23 (Call 08/15/23)	375	399,774
3.80%, 07/15/48 (Call 01/15/48)	498	568,251
4.05%, 04/15/25 (Call 03/15/25)(b)	450	497,252
4.25%, 10/15/50 (Call 04/15/50)	643	796,199
4.45%, 01/15/49 (Call 07/15/48)	29	36,550
4.50%, 02/01/45 (Call 08/01/44)	589	726,212
5.15%, 11/15/43 (Call 05/15/43)	533	705,379
5.95%, 05/15/37	219	302,032
6.13%, 04/01/36	1,179	1,658,863
8.48%, 09/15/28(b)	125	176,701
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	253	259,850
3.05%, 10/15/29 (Call 07/15/29)	580	622,002
3.15%, 01/15/27 (Call 07/15/26)	30	32,101
3.88%, 10/15/49 (Call 04/15/49)	115	124,526
3.95%, 01/15/26 (Call 07/15/25)(b)	335	367,175
4.20%, 09/15/46 (Call 03/15/46)	201	229,608
4.25%, 11/30/23 (Call 08/30/23)	661	706,285
4.35%, 05/01/33 (Call 02/01/33)	484	569,334
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	458	523,648
3.95%, 03/01/48 (Call 09/01/47)	499	598,575
4.50%, 04/01/44 (Call 10/01/43)	512	664,968
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	325	352,186
Series AC, 4.25%, 02/01/49 (Call 08/01/48)(b)	396	510,520
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	451	468,063
Series AE, 2.35%, 04/01/31 (Call 01/01/31)(b)	225	232,776
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	60	66,959
Series K2, 6.95%, 03/15/33	80	114,914
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	145	153,900
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	255	257,162

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.50%, 09/01/22 (Call 08/01/22)	$183	$186,647
2.50%, 09/01/24 (Call 08/01/24)	482	504,623
2.65%, 06/01/31 (Call 03/01/31)	485	503,693
2.95%, 03/01/30 (Call 12/01/29)	457	486,886
3.70%, 09/01/49 (Call 03/01/49)(b)	305	337,286
3.85%, 02/01/24 (Call 01/01/24)	775	829,141
4.25%, 11/01/28 (Call 08/01/28)	135	155,349
CEZ AS, 5.63%, 04/03/42(a)	200	254,308
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 06/15/29)	84	87,801
3.74%, 05/01/26 (Call 02/01/26)(b)	377	411,634
4.97%, 05/01/46 (Call 11/01/45)(b)	195	244,343
Cleco Power LLC, 6.00%, 12/01/40	135	188,383
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(a)	190	206,074
4.55%, 11/15/30 (Call 08/15/30)(a)	105	123,925
5.50%, 08/15/24(b)	75	85,034
5.95%, 12/15/36	957	1,285,762
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	399	425,344
3.00%, 05/15/26 (Call 02/15/26)	490	527,263
3.45%, 08/15/27 (Call 05/15/27)(b)	90	99,743
3.60%, 11/15/25 (Call 08/15/25)(b)	209	227,417
3.75%, 12/01/50 (Call 12/01/30)(c)	270	273,375
3.88%, 03/01/24 (Call 12/01/23)	245	261,634
4.70%, 03/31/43 (Call 09/30/42)	321	401,763
4.75%, 06/01/50 (Call 03/01/30)(b)(c)	412	463,500
4.88%, 03/01/44 (Call 09/01/43)	238	312,663
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(a)(b)	370	405,154
Cometa Energia SA de CV, 6.38%, 04/24/35
(Call 01/24/35)(a)	366	430,311
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(a)(b)	830	825,858
3.88%, 07/26/33 (Call 04/26/33)(a)	90	90,203
4.68%, 02/09/51 (Call 08/09/50)(a)	975	956,719
4.75%, 02/23/27(a)	1,100	1,240,250
4.88%, 01/15/24(a)	564	609,831
5.75%, 02/14/42(a)(b)	550	613,663
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	342	352,178
2.55%, 06/15/26 (Call 03/15/26)	588	625,967
3.00%, 03/01/50 (Call 09/01/49)	271	280,954
3.65%, 06/15/46 (Call 12/15/45)(b)	409	467,341
3.70%, 08/15/28 (Call 05/15/28)	559	638,204
3.70%, 03/01/45 (Call 09/01/44)	527	607,131
3.80%, 10/01/42 (Call 04/01/42)	254	296,360
4.00%, 03/01/48 (Call 09/01/47)(b)	375	450,231
4.00%, 03/01/49 (Call 09/01/48)	395	477,740
4.35%, 11/15/45 (Call 05/15/45)	285	357,950
4.60%, 08/15/43 (Call 02/15/43)	159	204,045
4.70%, 01/15/44 (Call 07/15/43)	330	429,913
6.45%, 01/15/38	339	502,492
Series 122, 2.95%, 08/15/27 (Call 05/15/27)(b)	380	412,073
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	463	538,511
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	266	285,890
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	315	333,603
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	330	326,990
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	136	139,354
4.00%, 04/01/48 (Call 10/01/47)	650	791,937

Security	Par (000)	Value

Electric (continued)
4.30%, 04/15/44 (Call 10/15/43)	$465	$583,551
Series A, 0.75%, 12/01/25 (Call 11/01/25)(b)	459	456,068
Series A, 3.20%, 03/15/27 (Call 12/15/26)	612	675,430
Series A, 4.15%, 06/01/45 (Call 12/01/44)	65	79,777
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)	305	309,065
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	510	523,133
3.30%, 12/01/24 (Call 09/01/24)	35	37,632
3.60%, 06/15/61 (Call 12/15/60)	350	377,886
3.70%, 11/15/59 (Call 05/15/59)	288	313,973
3.80%, 05/15/28 (Call 02/15/28)	210	238,237
3.85%, 06/15/46 (Call 12/15/45)	291	327,974
3.95%, 03/01/43 (Call 09/01/42)	289	330,459
4.45%, 03/15/44 (Call 09/15/43)	617	752,391
4.50%, 12/01/45 (Call 06/01/45)	590	724,719
4.50%, 05/15/58 (Call 11/15/57)	524	651,440
4.63%, 12/01/54 (Call 06/01/54)	555	710,405
5.70%, 06/15/40	260	357,274
Series 05-A, 5.30%, 03/01/35	359	457,423
Series 06-A, 5.85%, 03/15/36	105	142,370
Series 06-B, 6.20%, 06/15/36	25	35,395
Series 06-E, 5.70%, 12/01/36	145	195,737
Series 07-A, 6.30%, 08/15/37	343	486,810
Series 08-B, 6.75%, 04/01/38(b)	454	682,558
Series 09-C, 5.50%, 12/01/39	343	460,524
Series 12-A, 4.20%, 03/15/42	319	374,834
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	529	602,025
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	746	825,066
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	620	719,690
Series A, 4.13%, 05/15/49 (Call 11/15/48)	480	568,121
Series B, 2.90%, 12/01/26 (Call 09/01/26)(b)	15	15,964
Series B, 3.13%, 11/15/27 (Call 08/15/27)	677	735,081
Series C, 3.00%, 12/01/60 (Call 06/01/60)	460	438,314
Series C, 4.00%, 11/15/57 (Call 05/15/57)	395	458,903
Series C, 4.30%, 12/01/56 (Call 06/01/56)	469	570,929
Series D, 4.00%, 12/01/28 (Call 09/01/28)(b)	65	74,699
Series E, 4.65%, 12/01/48 (Call 06/01/48)	573	720,093
Consolidated Edison Inc., Series A, 0.65%, 12/01/23
(Call 12/01/21)	555	554,702
Consorcio Transmantaro SA, 4.70%, 04/16/34
(Call 01/16/34)(a)	485	544,631
Consumers Energy Co.
0.35%, 06/01/23 (Call 05/01/23)	115	115,084
2.50%, 05/01/60 (Call 11/01/59)	410	376,201
2.65%, 08/15/52 (Call 02/15/52)	45	44,116
3.10%, 08/15/50 (Call 02/15/50)(b)	345	369,045
3.13%, 08/31/24 (Call 05/31/24)	400	424,719
3.25%, 08/15/46 (Call 02/15/46)	345	376,874
3.38%, 08/15/23 (Call 05/15/23)(b)	201	211,197
3.50%, 08/01/51 (Call 02/01/51)	265	305,480
3.75%, 02/15/50 (Call 08/15/49)	373	446,375
3.80%, 11/15/28 (Call 08/15/28)(b)	551	629,368
3.95%, 05/15/43 (Call 11/15/42)	110	131,784
3.95%, 07/15/47 (Call 01/15/47)	210	256,850
4.05%, 05/15/48 (Call 11/15/47)	333	412,693
4.10%, 11/15/45 (Call 05/15/45)	25	29,872
4.35%, 04/15/49 (Call 10/15/48)	376	483,849
4.35%, 08/31/64 (Call 02/28/64)	180	231,309

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	$255	$293,442
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	253	268,415
4.00%, 06/01/42 (Call 12/01/41)(b)	175	202,074
4.15%, 05/15/45 (Call 11/15/44)	446	541,500
Dominion Energy Inc.
2.45%, 01/15/23(a)	150	153,965
3.07%, 08/15/24(e)	720	763,743
3.90%, 10/01/25 (Call 07/01/25)	84	92,462
4.25%, 06/01/28 (Call 03/01/28)	503	578,516
4.70%, 12/01/44 (Call 06/01/44)	220	277,305
5.75%, 10/01/54 (Call 10/01/24)(c)	398	438,462
7.00%, 06/15/38	391	589,435
Series A, 1.45%, 04/15/26 (Call 03/15/26)	100	100,846
Series A, 3.30%, 03/15/25 (Call 02/15/25)	248	267,517
Series A, 4.60%, 03/15/49 (Call 09/15/48)(b)	484	622,033
Series B, 2.75%, 09/15/22 (Call 06/15/22)	269	273,859
Series B, 3.30%, 04/15/41 (Call 10/15/40)	100	106,705
Series B, 3.60%, 03/15/27 (Call 01/15/27)	120	133,254
Series B, 5.95%, 06/15/35	475	647,163
Series C, 2.25%, 08/15/31 (Call 05/15/31)	530	535,165
Series C, 3.38%, 04/01/30 (Call 01/01/30)	1,076	1,179,950
Series C, 4.05%, 09/15/42 (Call 03/15/42)	374	431,094
Series C, 4.90%, 08/01/41 (Call 02/01/41)	391	499,660
Series D, 2.85%, 08/15/26 (Call 05/15/26)	705	754,300
Series E, 6.30%, 03/15/33	80	108,933
Series F, 5.25%, 08/01/33	434	548,866
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)(b)	137	177,089
5.10%, 06/01/65 (Call 12/01/64)	345	510,429
5.30%, 05/15/33(b)	95	125,294
5.45%, 02/01/41 (Call 08/01/40)(b)	180	250,765
6.05%, 01/15/38	365	526,899
6.63%, 02/01/32	462	648,948
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	324	335,039
2.95%, 03/01/50 (Call 09/01/49)(b)	460	478,784
3.38%, 03/01/25 (Call 12/01/24)(b)	90	97,138
3.65%, 03/15/24 (Call 12/15/23)	140	150,103
3.70%, 03/15/45 (Call 09/15/44)	318	365,578
3.70%, 06/01/46 (Call 12/01/45)	399	459,049
3.75%, 08/15/47 (Call 02/15/47)	307	356,456
3.95%, 06/15/42 (Call 12/15/41)	99	114,301
3.95%, 03/01/49 (Call 09/01/48)	384	465,826
4.30%, 07/01/44 (Call 01/01/44)	325	407,369
5.70%, 10/01/37(b)	106	144,969
Series A, 1.90%, 04/01/28 (Call 02/01/28)	170	174,030
Series A, 4.00%, 04/01/43 (Call 10/01/42)	123	146,848
Series A, 4.05%, 05/15/48 (Call 11/15/47)	430	529,390
Series A, 6.63%, 06/01/36(b)	75	108,543
Series B, 3.25%, 04/01/51 (Call 10/01/50)	277	302,106
Series C, 2.63%, 03/01/31 (Call 12/01/30)	358	379,080
DTE Energy Co.
2.25%, 11/01/22	485	495,455
2.85%, 10/01/26 (Call 07/01/26)	495	529,426
2.95%, 03/01/30 (Call 12/01/29)(b)	454	480,933
Series C, 2.53%, 10/01/24	769	805,860
Series C, 3.40%, 06/15/29 (Call 03/15/29)	523	571,044
Series F, 1.05%, 06/01/25 (Call 05/01/25)	766	764,356

Security	Par (000)	Value

Electric (continued)
Series H, 0.55%, 11/01/22	$95	$95,239
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	401	418,772
2.45%, 02/01/30 (Call 11/01/29)	280	291,664
2.50%, 03/15/23 (Call 01/15/23)	467	480,270
2.55%, 04/15/31 (Call 01/15/31)	240	251,803
2.95%, 12/01/26 (Call 09/01/26)	686	743,160
3.05%, 03/15/23 (Call 02/15/23)	38	39,498
3.20%, 08/15/49 (Call 02/15/49)(b)	387	413,093
3.45%, 04/15/51 (Call 10/15/50)	270	302,195
3.70%, 12/01/47 (Call 06/01/47)	512	586,896
3.75%, 06/01/45 (Call 12/01/44)	349	403,233
3.88%, 03/15/46 (Call 09/15/45)	233	273,789
3.95%, 11/15/28 (Call 08/15/28)	662	758,531
3.95%, 03/15/48 (Call 09/15/47)	464	551,480
4.00%, 09/30/42 (Call 03/30/42)	407	481,557
4.25%, 12/15/41 (Call 06/15/41)	530	642,508
5.30%, 02/15/40	342	468,102
6.00%, 01/15/38	127	181,420
6.05%, 04/15/38	422	604,205
6.10%, 06/01/37	449	624,607
6.45%, 10/15/32	430	597,072
Series A, 6.00%, 12/01/28	346	442,370
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	882	876,789
2.45%, 06/01/30 (Call 03/01/30)(b)	826	847,656
2.55%, 06/15/31 (Call 03/15/31)	805	827,798
2.65%, 09/01/26 (Call 06/01/26)	812	863,304
3.15%, 08/15/27 (Call 05/15/27)(b)	709	769,216
3.30%, 06/15/41 (Call 12/15/40)	310	321,732
3.40%, 06/15/29 (Call 03/15/29)	425	465,802
3.50%, 06/15/51 (Call 12/15/50)	635	669,776
3.75%, 04/15/24 (Call 01/15/24)	468	502,103
3.75%, 09/01/46 (Call 03/01/46)	915	994,079
3.95%, 10/15/23 (Call 07/15/23)	752	801,350
3.95%, 08/15/47 (Call 02/15/47)	306	342,788
4.20%, 06/15/49 (Call 12/15/48)	303	352,600
4.80%, 12/15/45 (Call 06/15/45)	342	429,345
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	470	464,254
2.50%, 12/01/29 (Call 09/01/29)	686	722,102
3.20%, 01/15/27 (Call 10/15/26)	125	137,209
3.40%, 10/01/46 (Call 04/01/46)	365	404,128
3.80%, 07/15/28 (Call 04/15/28)	33	37,412
3.85%, 11/15/42 (Call 05/15/42)	307	358,760
4.20%, 07/15/48 (Call 01/15/48)	350	432,496
5.65%, 04/01/40	330	464,041
6.35%, 09/15/37	444	662,745
6.40%, 06/15/38	288	424,826
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	300	293,864
3.75%, 05/15/46 (Call 11/15/45)	454	518,355
6.12%, 10/15/35	119	165,633
6.35%, 08/15/38	310	457,718
6.45%, 04/01/39	439	647,255
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	350	411,849
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	240	312,787
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	540	576,623
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	324	328,426

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.65%, 02/01/29 (Call 11/01/28)	$329	$368,680
3.70%, 06/15/46 (Call 12/15/45)	355	404,496
3.80%, 09/01/23 (Call 06/01/23)	75	79,482
4.30%, 02/01/49 (Call 08/01/48)	414	521,349
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	100	100,067
2.50%, 08/15/50 (Call 02/15/50)	320	300,543
2.90%, 08/15/51 (Call 02/15/51)	30	30,335
3.25%, 08/15/25 (Call 05/15/25)(b)	569	618,071
3.38%, 09/01/23 (Call 08/01/23)	400	422,447
3.45%, 03/15/29 (Call 12/15/28)	109	122,058
3.60%, 09/15/47 (Call 03/15/47)(b)	535	605,500
3.70%, 09/01/28 (Call 06/01/28)	290	328,604
3.70%, 10/15/46 (Call 04/15/46)	491	563,385
4.10%, 05/15/42 (Call 11/15/41)	409	488,219
4.10%, 03/15/43 (Call 09/15/42)	324	394,946
4.15%, 12/01/44 (Call 06/01/44)	375	456,307
4.20%, 08/15/45 (Call 02/15/45)	387	473,986
4.38%, 03/30/44 (Call 09/30/43)	193	242,239
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(a)	250	248,712
2.78%, 01/07/32 (Call 10/07/31)(a)(b)	265	268,967
3.62%, 08/01/27 (Call 05/01/27)(a)	210	229,363
E.ON International Finance BV, 6.65%, 04/30/38(a)	875	1,294,112
Edison International
2.40%, 09/15/22 (Call 08/15/22)	108	109,803
2.95%, 03/15/23 (Call 01/15/23)	218	223,963
3.13%, 11/15/22 (Call 10/15/22)(b)	144	148,057
3.55%, 11/15/24 (Call 10/15/24)(b)	467	496,839
4.13%, 03/15/28 (Call 12/15/27)	399	427,049
4.95%, 04/15/25 (Call 03/15/25)	339	375,926
5.75%, 06/15/27 (Call 04/15/27)(b)	166	189,737
EDP Finance BV
1.71%, 01/24/28(a)	551	546,527
3.63%, 07/15/24(a)	905	970,015
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	282	353,308
6.00%, 05/15/35(b)	409	554,217
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(a)	767	840,758
4.50%, 09/21/28 (Call 06/21/28)(a)(b)	1,348	1,567,160
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	392	482,819
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	570	715,730
4.88%, 01/22/44(a)	731	935,897
4.95%, 10/13/45 (Call 04/13/45)(a)	759	986,890
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	969	1,297,781
5.25%, 10/13/55 (Call 04/13/55)(a)	225	304,519
5.60%, 01/27/40(a)	668	906,086
6.00%, 01/22/2114(a)	355	519,031
6.95%, 01/26/39(a)	974	1,484,781
Emera U.S. Finance LP
0.83%, 06/15/24(a)	170	169,071
2.64%, 06/15/31 (Call 03/15/31)(a)(b)	365	371,569
3.55%, 06/15/26 (Call 03/15/26)	540	589,662
4.75%, 06/15/46 (Call 12/15/45)	1,014	1,206,011
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(a)	345	395,888
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(b)	495	538,812
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	487	560,659
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(a)	785	787,187

Security	Par (000)	Value

Electric (continued)
1.88%, 07/12/28 (Call 05/12/28)(a)	$575	$576,287
2.25%, 07/12/31 (Call 04/12/31)(a)	516	514,078
2.65%, 09/10/24(a)	1,123	1,182,130
2.88%, 07/12/41 (Call 01/12/41)(a)(b)	639	626,735
3.50%, 04/06/28(a)	726	800,302
3.63%, 05/25/27(a)(b)	295	327,775
4.75%, 05/25/47(a)(b)	800	1,009,359
4.88%, 06/14/29(a)	985	1,186,692
6.00%, 10/07/39(a)	1,067	1,504,442
6.80%, 09/15/37(a)(b)	985	1,465,544
Enel Generacion Chile SA, 4.25%, 04/15/24
(Call 01/15/24)	352	377,103
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(a)(c)	741	846,593
Engie Energia Chile SA, 4.50%, 01/29/25(a)	320	349,404
Engie SA, 2.88%, 10/10/22(a)	60	61,601
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	545	526,256
3.05%, 06/01/23 (Call 03/01/23)(b)	150	155,911
3.35%, 06/15/52 (Call 12/15/51)	330	364,511
3.50%, 04/01/26 (Call 01/01/26)	563	619,104
3.70%, 06/01/24 (Call 03/01/24)	331	356,452
4.00%, 06/01/28 (Call 03/01/28)	225	257,430
4.20%, 04/01/49 (Call 10/01/48)	350	433,258
4.95%, 12/15/44 (Call 12/15/24)	70	76,725
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	817	806,862
1.90%, 06/15/28 (Call 04/15/28)	280	279,823
2.40%, 06/15/31 (Call 03/05/31)	523	526,407
2.80%, 06/15/30 (Call 03/15/30)	440	459,679
2.95%, 09/01/26 (Call 06/01/26)	551	591,226
3.75%, 06/15/50 (Call 12/15/49)(b)	448	493,313
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	57	65,295
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	292	283,923
2.35%, 06/15/32 (Call 03/15/32)	385	392,809
2.40%, 10/01/26 (Call 07/01/26)	474	498,612
2.90%, 03/15/51 (Call 09/15/50)	668	673,653
3.05%, 06/01/31 (Call 03/01/31)	275	299,342
3.10%, 06/15/41 (Call 12/15/40)	55	58,334
3.12%, 09/01/27 (Call 06/01/27)	551	602,108
3.25%, 04/01/28 (Call 01/01/28)	274	300,159
4.00%, 03/15/33 (Call 12/15/32)	558	655,617
4.05%, 09/01/23 (Call 06/01/23)	125	133,022
4.20%, 09/01/48 (Call 03/01/48)	766	943,205
4.20%, 04/01/50 (Call 10/01/49)	180	224,548
4.95%, 01/15/45 (Call 01/15/25)(b)	305	337,693
5.40%, 11/01/24(b)	442	504,471
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)(b)	280	299,980
3.10%, 07/01/23 (Call 04/01/23)(b)	437	455,104
3.85%, 06/01/49 (Call 12/01/48)	307	360,173
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)(b)	538	517,966
3.55%, 09/30/49 (Call 03/30/49)(b)	640	704,213
4.00%, 03/30/29 (Call 12/30/28)	175	199,141
4.50%, 03/30/39 (Call 09/30/38)	196	236,877
5.15%, 06/01/45 (Call 06/01/25)	105	116,240
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	1,313	1,372,027
2.90%, 09/15/29 (Call 06/15/29)	344	367,549

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	$25	$26,499
3.10%, 04/01/27 (Call 01/01/27)	350	380,470
3.25%, 12/01/25 (Call 09/01/25)	292	316,318
3.25%, 09/01/49 (Call 03/01/49)	330	352,892
3.45%, 04/15/50 (Call 10/15/49)	157	172,670
4.10%, 04/01/43 (Call 10/01/42)	425	511,777
4.13%, 03/01/42 (Call 09/01/41)	335	401,705
4.25%, 12/01/45 (Call 06/01/45)	221	272,264
4.63%, 09/01/43 (Call 03/01/43)	25	30,978
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)	250	258,789
3.65%, 08/15/25 (Call 05/15/25)	140	153,464
4.20%, 06/15/47 (Call 12/15/46)(b)	230	282,354
4.20%, 03/15/48 (Call 09/15/47)	385	473,118
5.30%, 10/01/41 (Call 04/01/41)(b)	464	627,304
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	317	388,708
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	746	763,551
Series B, 6.05%, 11/15/35	50	69,892
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	465	483,470
2.80%, 05/01/23 (Call 02/01/23)	375	387,311
3.45%, 01/15/50 (Call 07/15/49)(b)	510	550,427
Series H, 3.15%, 01/15/25 (Call 10/15/24)	26	27,787
Series L, 2.90%, 10/01/24 (Call 08/01/24)	354	375,556
Series M, 3.30%, 01/15/28 (Call 10/15/27)(b)	350	383,676
Series N, 3.80%, 12/01/23 (Call 11/01/23)	490	524,656
Series O, 4.25%, 04/01/29 (Call 01/01/29)	334	388,486
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	691	682,955
Series R, 1.65%, 08/15/30 (Call 05/15/30)	577	557,343
Series U, 1.40%, 08/15/26 (Call 07/15/26)	200	200,427
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	439	478,954
3.95%, 06/15/25 (Call 03/15/25)	755	828,932
4.05%, 04/15/30 (Call 01/15/30)	282	323,351
4.45%, 04/15/46 (Call 10/15/45)	455	561,858
4.70%, 04/15/50 (Call 10/15/49)	468	598,894
4.95%, 06/15/35 (Call 12/15/34)	455	565,347
5.10%, 06/15/45 (Call 12/15/44)	336	449,690
5.63%, 06/15/35	310	410,840
7.60%, 04/01/32(b)	250	362,651
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)(b)	661	710,522
5.60%, 06/15/42 (Call 12/15/41)(b)	582	693,645
5.75%, 10/01/41 (Call 04/01/41)(b)	330	395,622
6.25%, 10/01/39	75	93,183
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(a)(b)	591	628,985
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	297	306,246
2.85%, 04/01/25 (Call 03/01/25)	888	947,193
3.13%, 12/01/25 (Call 06/01/25)(b)	96	104,161
3.15%, 10/01/49 (Call 04/01/49)(b)	478	521,479
3.25%, 06/01/24 (Call 12/01/23)	186	197,345
3.70%, 12/01/47 (Call 06/01/47)	464	556,067
3.80%, 12/15/42 (Call 06/15/42)	357	423,743
3.95%, 03/01/48 (Call 09/01/47)	485	595,675
3.99%, 03/01/49 (Call 09/01/48)	430	533,776
4.05%, 06/01/42 (Call 12/01/41)	135	164,569
4.05%, 10/01/44 (Call 04/01/44)	530	649,075
4.13%, 02/01/42 (Call 08/01/41)	355	433,774

Security	Par (000)	Value

Electric (continued)
4.13%, 06/01/48 (Call 12/01/47)	$561	$704,857
4.95%, 06/01/35	190	250,535
5.13%, 06/01/41 (Call 12/01/40)(b)	235	314,001
5.25%, 02/01/41 (Call 08/01/40)	425	591,647
5.63%, 04/01/34	82	112,311
5.65%, 02/01/37	325	450,656
5.69%, 03/01/40	440	628,228
5.95%, 10/01/33(b)	275	380,958
5.95%, 02/01/38	375	543,392
5.96%, 04/01/39	505	741,895
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	810	874,857
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	140	151,664
3.25%, 03/30/27 (Call 12/30/26)	25	27,137
4.30%, 03/15/42	733	868,831
4.30%, 03/15/43	220	264,482
5.40%, 06/01/40	139	179,123
Series 10-C, 4.75%, 09/01/40	405	502,588
Series A, 2.10%, 07/30/23	409	422,232
Series A, 2.20%, 09/15/24 (Call 08/15/24)	662	689,105
Series A, 3.25%, 03/15/51 (Call 09/15/50)	675	698,008
Series B, 2.65%, 09/15/29 (Call 06/15/29)	293	310,419
Series B, 3.70%, 01/30/50 (Call 07/30/49)	232	258,171
Great River Energy, 6.25%, 07/01/38(a)(b)	72	87,615
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	50	54,980
Iberdrola International BV
5.81%, 03/15/25(b)	100	115,780
6.75%, 07/15/36	530	809,921
Idaho Power Co., Series K, 4.20%, 03/01/48
(Call 09/01/47)	285	355,353
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	355	380,033
3.85%, 05/15/28 (Call 02/15/28)	140	158,039
4.25%, 08/15/48 (Call 02/15/48)	380	475,955
6.05%, 03/15/37	165	230,839
Series J, 3.20%, 03/15/23 (Call 12/15/22)	241	249,504
Series K, 4.55%, 03/15/46 (Call 09/15/45)	410	524,811
Series L, 3.75%, 07/01/47 (Call 01/01/47)	332	380,995
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(a)	360	427,385
4.70%, 09/01/45 (Call 03/01/45)(a)(b)	305	389,085
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(a)	389	404,074
4.88%, 01/14/48(a)	400	418,000
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	15	15,245
3.25%, 12/01/24 (Call 09/01/24)	428	458,989
3.40%, 08/15/25 (Call 05/15/25)	300	324,081
3.50%, 09/30/49 (Call 03/30/49)	305	338,623
3.60%, 04/01/29 (Call 01/01/29)	234	261,442
3.70%, 09/15/46 (Call 03/15/46)	270	310,881
4.10%, 09/26/28 (Call 06/26/28)	550	634,962
4.70%, 10/15/43 (Call 04/15/43)	297	375,595
6.25%, 07/15/39	86	123,518
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	185	198,328
4.25%, 05/01/30 (Call 02/01/30)	635	721,730
Israel Electric Corp. Ltd.
4.25%, 08/14/28(a)	470	526,386
6.88%, 06/21/23(a)	218	241,131

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
7.75%, 12/15/27(a)(b)	$100	$129,942
Series 6, 5.00%, 11/12/24(a)	1,000	1,113,580
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	576	590,575
2.95%, 05/14/30 (Call 04/14/30)(a)	732	778,286
3.25%, 06/30/26 (Call 03/30/26)	450	490,042
3.35%, 11/15/27 (Call 08/15/27)	667	730,736
3.65%, 06/15/24 (Call 03/15/24)	170	181,961
4.05%, 07/01/23 (Call 04/01/23)	153	161,123
5.30%, 07/01/43 (Call 01/01/43)(b)	285	381,065
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(a)	475	493,953
4.30%, 01/15/26 (Call 10/15/25)(a)(b)	850	945,911
4.70%, 04/01/24 (Call 01/01/24)(a)(b)	250	271,332
Kallpa Generacion SA, 4.13%, 08/16/27
(Call 05/16/27)(a)(b)	540	549,995
Kentucky Utilities Co.
3.30%, 10/01/25 (Call 07/01/25)(b)	395	429,075
3.30%, 06/01/50 (Call 12/01/49)	110	118,541
4.38%, 10/01/45 (Call 04/01/45)	542	671,720
5.13%, 11/01/40 (Call 05/01/40)	95	125,142
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	364	460,817
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(a)	635	649,705
3.88%, 07/19/23(a)	375	398,778
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(a)(b)	325	333,746
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(a)	400	392,210
Liberty Utilities Finance GP 1, 2.05%, 09/15/30
(Call 06/15/30)(a)(b)	283	276,670
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	359	421,897
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	442	550,054
4.38%, 10/01/45 (Call 04/01/45)	328	395,580
4.65%, 11/15/43 (Call 05/15/43)	105	133,014
Series 25, 3.30%, 10/01/25 (Call 07/01/25)(b)	101	109,928
Louisville Gas and Electric Co., 5.13%, 11/15/40
(Call 05/01/40)	320	414,671
Majapahit Holding BV, 7.88%, 06/29/37(a)	100	142,250
Massachusetts Electric Co.
1.73%, 11/24/30 (Call 08/24/30)(a)	50	48,073
4.00%, 08/15/46 (Call 02/15/46)(a)	485	545,793
5.90%, 11/15/39(a)	215	302,849
Metropolitan Edison Co.
4.00%, 04/15/25(a)	150	159,384
4.30%, 01/15/29 (Call 10/15/28)(a)	170	191,547
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(a)(b)	109	124,699
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	690	678,006
3.10%, 05/01/27 (Call 02/01/27)	183	200,561
3.15%, 04/15/50 (Call 10/15/49)	530	564,307
3.50%, 10/15/24 (Call 07/15/24)	255	275,683
3.65%, 04/15/29 (Call 01/15/29)	547	621,067
3.65%, 08/01/48 (Call 02/01/48)	382	438,893
3.70%, 09/15/23 (Call 06/15/23)	282	297,849
3.95%, 08/01/47 (Call 02/01/47)	440	528,563
4.25%, 05/01/46 (Call 11/01/45)	446	554,235
4.25%, 07/15/49 (Call 01/15/49)	495	624,764
4.40%, 10/15/44 (Call 04/15/44)(b)	328	411,716

Security	Par (000)	Value

Electric (continued)
4.80%, 09/15/43 (Call 03/15/43)	$440	$576,604
5.75%, 11/01/35(b)	80	110,710
5.80%, 10/15/36	535	753,422
6.75%, 12/30/31	320	454,532
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(a)	520	589,676
Minejesa Capital BV
4.63%, 08/10/30(a)	864	901,800
5.63%, 08/10/37(a)	400	433,500
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	451	510,127
Series 12-A, 4.25%, 03/15/42	373	448,124
Series B, 3.10%, 07/30/51 (Call 01/30/51)	456	471,249
Monongahela Power Co.
4.10%, 04/15/24 (Call 01/15/24)(a)	180	193,308
5.40%, 12/15/43 (Call 06/15/43)(a)	210	281,480
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(a)	689	760,328
3.92%, 08/01/28 (Call 05/01/28)(a)(b)	200	225,063
4.17%, 12/10/42(a)(b)	515	595,867
5.64%, 03/15/40(a)(b)	246	328,683
National Grid USA
5.80%, 04/01/35	285	357,357
8.00%, 11/15/30	50	69,429
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	275	273,549
1.00%, 06/15/26 (Call 05/15/26)	175	174,165
1.35%, 03/15/31 (Call 12/15/30)	394	369,335
1.65%, 06/15/31 (Call 03/15/31)	228	219,579
2.40%, 03/15/30 (Call 12/15/29)(b)	280	289,900
2.85%, 01/27/25 (Call 10/27/24)	100	106,160
2.95%, 02/07/24 (Call 12/07/23)	726	765,364
3.05%, 04/25/27 (Call 01/25/27)	105	114,435
3.25%, 11/01/25 (Call 08/01/25)	353	383,187
3.40%, 11/15/23 (Call 08/15/23)	702	742,616
3.40%, 02/07/28 (Call 11/07/27)	415	458,525
3.70%, 03/15/29 (Call 12/15/28)(b)	437	492,720
3.90%, 11/01/28 (Call 08/01/28)	444	506,878
4.02%, 11/01/32 (Call 05/01/32)	387	460,577
4.30%, 03/15/49 (Call 09/15/48)	388	495,590
4.40%, 11/01/48 (Call 05/01/48)	375	493,128
4.75%, 04/30/43 (Call 04/30/23)(b)(c)	286	299,170
5.25%, 04/20/46 (Call 04/20/26)(b)(c)	206	223,834
Series C, 8.00%, 03/01/32	550	830,250
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	252	337,504
5.45%, 05/15/41 (Call 11/15/40)(b)	125	171,817
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	819	925,203
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	846	871,371
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	355	368,077
Series R, 6.75%, 07/01/37	185	278,650
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(a)	165	157,646
3.80%, 12/05/47 (Call 06/05/47)(a)	584	655,974
New York State Electric & Gas Corp.
3.25%, 12/01/26 (Call 09/01/26)(a)(b)	47	51,168
3.30%, 09/15/49 (Call 03/15/49)(a)(b)	407	434,498
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	300	304,217
1.95%, 09/01/22(b)	28	28,458

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.25%, 06/01/30 (Call 03/01/30)(b)	$982	$1,000,514
2.75%, 05/01/25 (Call 04/01/25)	253	268,496
2.75%, 11/01/29 (Call 08/01/29)	895	944,519
2.80%, 01/15/23 (Call 12/15/22)	251	258,968
3.15%, 04/01/24 (Call 03/01/24)	732	775,857
3.25%, 04/01/26 (Call 02/01/26)	317	344,021
3.50%, 04/01/29 (Call 01/01/29)	565	626,073
3.63%, 06/15/23 (Call 02/15/23)	403	421,289
4.80%, 12/01/77 (Call 12/01/27),
(3 mo. LIBOR US + 2.409%)(b)(c)	41	45,842
5.65%, 05/01/79 (Call 05/01/29),
(3 mo. LIBOR US + 3.156%)(c)	306	358,898
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(a)	826	817,721
2.72%, 11/28/22(a)	152	155,963
3.03%, 06/27/50 (Call 12/27/49)(a)	205	202,574
3.51%, 10/01/24 (Call 07/01/24)(a)	390	418,227
4.12%, 11/28/42(a)	105	120,696
4.28%, 12/15/28 (Call 09/15/28)(a)	398	458,899
4.28%, 10/01/34 (Call 04/01/34)(a)	251	294,585
Northern States Power Co./MN
2.25%, 04/01/31 (Call 11/01/30)	110	113,721
2.60%, 05/15/23 (Call 11/15/22)	125	128,394
2.60%, 06/01/51 (Call 12/01/50)	330	321,115
2.90%, 03/01/50 (Call 09/01/49)(b)	439	456,663
3.20%, 04/01/52 (Call 10/01/51)	287	314,619
3.40%, 08/15/42 (Call 02/15/42)	281	315,761
3.60%, 05/15/46 (Call 11/15/45)	374	427,493
3.60%, 09/15/47 (Call 03/15/47)	236	272,231
4.00%, 08/15/45 (Call 02/15/45)	246	298,677
4.13%, 05/15/44 (Call 11/15/43)	387	475,674
4.85%, 08/15/40 (Call 02/15/40)(b)	126	161,470
5.35%, 11/01/39	148	205,874
6.20%, 07/01/37	354	523,070
6.25%, 06/01/36	170	248,795
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	420	493,642
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)	516	527,152
2.45%, 12/02/27 (Call 10/02/27)(a)(b)	663	673,917
3.75%, 06/15/24 (Call 05/15/24)(a)	538	573,802
4.45%, 06/15/29 (Call 03/15/29)(a)(b)	452	504,981
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	294	299,163
3.10%, 06/01/51 (Call 12/01/50)	110	118,335
3.20%, 05/15/27 (Call 02/15/27)	501	550,521
3.25%, 11/15/25 (Call 08/15/25)(b)	327	353,918
3.25%, 05/15/29 (Call 02/15/29)(b)	375	415,420
3.95%, 04/01/30 (Call 01/01/30)	310	360,471
5.50%, 03/15/40	175	244,220
Oglethorpe Power Corp.
4.20%, 12/01/42(b)	515	584,559
4.25%, 04/01/46 (Call 10/01/45)(b)	130	148,178
4.55%, 06/01/44	275	322,410
5.05%, 10/01/48 (Call 04/01/48)	589	746,656
5.25%, 09/01/50	265	343,055
5.38%, 11/01/40	100	129,013
5.95%, 11/01/39(b)	239	326,150
Ohio Edison Co., 6.88%, 07/15/36	275	399,639
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	145	174,914

Security	Par (000)	Value

Electric (continued)
4.15%, 04/01/48 (Call 10/01/47)	$293	$362,625
Series D, 6.60%, 03/01/33	145	201,108
Series F, 5.85%, 10/01/35(b)	250	344,390
Series G, 6.60%, 02/15/33	390	542,544
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	297	289,301
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	360	394,249
3.30%, 03/15/30 (Call 09/15/29)	370	406,787
3.80%, 08/15/28 (Call 02/15/28)	460	521,267
3.85%, 08/15/47 (Call 02/15/47)(b)	245	286,557
4.00%, 12/15/44 (Call 06/15/44)	225	261,881
4.15%, 04/01/47 (Call 10/01/46)	500	607,803
4.55%, 03/15/44 (Call 09/15/43)(b)	25	30,689
5.85%, 06/01/40(b)	45	62,342
Oklahoma Gas and Electric Co.
3.90%, 05/01/43 (Call 11/01/42)	35	39,730
5.25%, 05/15/41 (Call 11/15/40)	60	78,424
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	826	874,892
2.75%, 05/15/30 (Call 02/15/30)(b)	350	376,649
2.95%, 04/01/25 (Call 01/01/25)	438	468,648
3.10%, 09/15/49 (Call 03/15/49)	498	532,632
3.70%, 05/15/50 (Call 11/15/49)	320	379,122
3.75%, 04/01/45 (Call 10/01/44)	368	428,839
3.80%, 09/30/47 (Call 03/30/47)	390	462,203
3.80%, 06/01/49 (Call 12/01/48)	425	505,709
4.10%, 11/15/48 (Call 05/15/48)	308	379,566
4.55%, 12/01/41 (Call 06/01/41)(b)	385	489,351
5.25%, 09/30/40	170	233,839
5.30%, 06/01/42 (Call 12/01/41)(b)	285	399,292
7.00%, 09/01/22	447	476,580
7.00%, 05/01/32	115	164,111
7.25%, 01/15/33	85	127,054
7.50%, 09/01/38	230	375,410
Series WI, 5.35%, 10/01/52 (Call 04/01/52)	60	89,805
Pacific Gas & Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	650	628,764
2.50%, 02/01/31 (Call 11/01/30)	697	656,662
2.95%, 03/01/26 (Call 12/01/25)	590	598,956
3.15%, 01/01/26	605	616,931
3.25%, 06/15/23 (Call 03/15/23)	616	635,509
3.30%, 03/15/27 (Call 12/15/26)	485	499,575
3.30%, 12/01/27 (Call 09/01/27)	1,095	1,124,634
3.30%, 08/01/40 (Call 02/01/40)	989	912,903
3.40%, 08/15/24 (Call 05/15/24)	505	527,022
3.45%, 07/01/25	904	936,834
3.50%, 06/15/25 (Call 03/15/25)(b)	884	917,800
3.50%, 08/01/50 (Call 02/01/50)(b)	1,402	1,263,415
3.75%, 02/15/24 (Call 11/15/23)	335	348,713
3.75%, 07/01/28	624	652,279
3.75%, 08/15/42 (Call 02/15/42)	374	335,890
3.85%, 11/15/23 (Call 08/15/23)	335	348,773
3.95%, 12/01/47 (Call 06/01/47)	919	871,305
4.00%, 12/01/46 (Call 06/01/46)	991	949,600
4.25%, 08/01/23 (Call 07/01/23)	965	1,010,682
4.25%, 03/15/46 (Call 09/15/45)	330	320,075
4.30%, 03/15/45 (Call 09/15/44)	576	564,862
4.45%, 04/15/42 (Call 10/15/41)	246	244,034
4.50%, 07/01/40 (Call 01/01/40)	1,665	1,680,089
4.55%, 07/01/30 (Call 01/01/30)	1,792	1,906,784

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.60%, 06/15/43 (Call 12/15/42)	$265	$269,619
4.75%, 02/15/44 (Call 08/15/43)	95	96,675
4.95%, 07/01/50 (Call 01/01/50)	916	969,554
Pacific Gas and Electric Co.
3.25%, 06/01/31 (Call 03/01/31)	750	735,621
4.20%, 06/01/41 (Call 12/01/40)	785	767,995
4.65%, 08/01/28 (Call 05/01/28)(b)	360	389,992
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	312	330,960
2.95%, 06/01/23 (Call 03/01/23)	315	326,762
3.30%, 03/15/51 (Call 09/15/50)	487	519,878
3.35%, 07/01/25 (Call 04/01/25)	120	129,891
3.60%, 04/01/24 (Call 01/01/24)(b)	392	419,664
4.10%, 02/01/42 (Call 08/01/41)	415	482,178
4.13%, 01/15/49 (Call 07/15/48)	542	654,378
4.15%, 02/15/50 (Call 08/15/49)	2	2,435
5.25%, 06/15/35	50	65,304
5.75%, 04/01/37	302	414,477
6.00%, 01/15/39	596	848,396
6.10%, 08/01/36	314	443,954
6.25%, 10/15/37	316	452,468
6.35%, 07/15/38	244	355,214
7.70%, 11/15/31	25	37,390
PacifiCorp.
2.90%, 06/15/52 (Call 12/15/51)	650	649,176
3.50%, 06/15/29 (Call 03/15/29)	455	509,579
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	308	311,044
3.00%, 09/15/49 (Call 03/15/49)	240	252,685
3.05%, 03/15/51 (Call 09/15/50)	425	449,510
3.15%, 10/15/25 (Call 07/15/25)	315	341,347
3.70%, 09/15/47 (Call 03/15/47)	430	497,901
3.90%, 03/01/48 (Call 09/01/47)	485	585,993
4.15%, 10/01/44 (Call 04/01/44)	280	343,301
4.80%, 10/15/43 (Call 04/15/43)	75	97,451
5.95%, 10/01/36	70	101,091
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(a)	150	159,754
3.60%, 06/01/29 (Call 03/01/29)(a)	125	135,234
6.15%, 10/01/38(b)	125	169,721
Perusahaan Listrik Negara PT
3.88%, 07/17/29(a)(b)	100	107,125
4.00%, 06/30/50 (Call 12/30/49)(a)	740	738,150
4.13%, 05/15/27(a)	1,185	1,299,803
5.45%, 05/21/28(a)(b)	760	893,000
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(a)	1,395	1,419,413
3.38%, 02/05/30(a)	200	209,000
4.38%, 02/05/50(a)	625	650,000
4.88%, 07/17/49(a)	456	499,256
5.25%, 10/24/42(a)	850	971,125
6.15%, 05/21/48(a)	680	864,960
6.25%, 01/25/49(a)(b)	349	449,774
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	520	524,816
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)(b)	190	203,143
4.15%, 03/15/43 (Call 09/15/42)(b)	428	521,422
6.50%, 11/15/37	403	602,522

Security	Par (000)	Value

Electric (continued)
7.90%, 12/15/38(b)	$35	$57,985
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	708	761,634
4.13%, 04/15/30 (Call 01/15/30)	50	58,129
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	149	158,512
3.95%, 06/01/47 (Call 12/01/46)	596	716,185
4.13%, 06/15/44 (Call 12/15/43)	240	292,004
4.15%, 10/01/45 (Call 04/01/45)	331	405,896
4.15%, 06/15/48 (Call 12/15/47)	329	416,542
4.75%, 07/15/43 (Call 01/15/43)	150	196,888
6.25%, 05/15/39	5	7,412
Progress Energy Inc.
6.00%, 12/01/39	99	139,261
7.00%, 10/30/31	400	557,571
7.75%, 03/01/31	459	659,660
PSEG Power LLC
3.85%, 06/01/23 (Call 05/01/23)	149	157,264
4.30%, 11/15/23 (Call 08/15/23)	230	246,131
8.63%, 04/15/31	380	600,020
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)(b)	100	100,175
2.25%, 09/15/22 (Call 03/15/22)	543	548,895
2.90%, 05/15/25 (Call 12/15/24)	343	364,227
3.55%, 06/15/46 (Call 12/15/45)	375	418,391
3.60%, 09/15/42 (Call 03/15/42)	413	472,084
3.70%, 06/15/28 (Call 12/15/27)	130	146,434
3.80%, 06/15/47 (Call 12/15/46)	210	248,165
3.95%, 03/15/43 (Call 09/15/42)	220	257,752
4.05%, 09/15/49 (Call 03/15/49)	385	480,939
4.10%, 06/15/48 (Call 12/15/47)	475	581,905
4.30%, 03/15/44 (Call 09/15/43)	356	438,354
4.75%, 08/15/41 (Call 02/15/41)	130	166,506
6.50%, 08/01/38	15	22,748
Series 17, 6.25%, 09/01/37	89	132,453
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	550	595,169
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	657	659,015
Series 36, 2.70%, 01/15/51 (Call 07/15/49)(b)	365	367,119
Public Service Co. of New Hampshire
2.20%, 06/15/31 (Call 03/15/31)(b)	125	128,630
3.50%, 11/01/23 (Call 08/01/23)	530	560,463
3.60%, 07/01/49 (Call 01/01/49)	390	451,210
Public Service Co. of New Mexico, 3.85%, 08/01/25
(Call 05/01/25)(b)	200	217,638
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37(b)	170	245,839
Series J, 2.20%, 08/15/31 (Call 05/15/31)	100	100,535
Series K, 3.15%, 08/15/51 (Call 02/15/51)	50	51,189
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	306	271,438
2.25%, 09/15/26 (Call 06/15/26)	670	705,619
2.38%, 05/15/23 (Call 02/15/23)	165	169,898
2.45%, 01/15/30 (Call 10/15/29)	270	284,387
2.70%, 05/01/50 (Call 11/01/49)	285	284,627
3.00%, 05/15/25 (Call 02/15/25)	245	261,906
3.00%, 05/15/27 (Call 02/15/27)(b)	175	190,489
3.05%, 11/15/24 (Call 08/15/24)(b)	90	96,175
3.15%, 01/01/50 (Call 07/01/49)	315	338,545
3.20%, 05/15/29 (Call 02/15/29)	60	66,251
3.20%, 08/01/49 (Call 02/01/49)(b)	206	223,139

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.25%, 09/01/23 (Call 08/01/23)	$790	$830,320
3.60%, 12/01/47 (Call 06/01/47)	222	253,773
3.65%, 09/01/28 (Call 06/01/28)	557	633,039
3.65%, 09/01/42 (Call 03/01/42)	130	148,829
3.70%, 05/01/28 (Call 02/01/28)(b)	50	56,915
3.80%, 01/01/43 (Call 07/01/42)	175	204,787
3.80%, 03/01/46 (Call 09/01/45)	320	374,593
3.85%, 05/01/49 (Call 11/01/48)	274	327,291
3.95%, 05/01/42 (Call 11/01/41)(b)	385	458,126
4.05%, 05/01/48 (Call 11/01/47)	130	159,426
4.15%, 11/01/45 (Call 05/01/45)(b)	300	358,773
5.38%, 11/01/39(b)	260	354,729
5.50%, 03/01/40	400	556,975
5.80%, 05/01/37	260	366,373
Series I, 4.00%, 06/01/44 (Call 12/01/43)	330	386,962
Series K, 4.05%, 05/01/45 (Call 11/01/44)	85	99,959
Public Service Electric and Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	90	89,984
1.90%, 08/15/31 (Call 05/15/31)(b)	465	464,862
3.00%, 03/01/51 (Call 09/01/50)	299	314,390
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	703	695,977
1.60%, 08/15/30 (Call 05/15/30)	465	444,879
2.65%, 11/15/22 (Call 10/15/22)	236	241,767
2.88%, 06/15/24 (Call 05/15/24)	775	819,667
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)(a)	200	202,620
3.65%, 05/15/25 (Call 02/15/25)	557	599,608
4.10%, 06/15/30 (Call 03/15/30)	555	622,398
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	470	502,599
4.22%, 06/15/48 (Call 12/15/47)	660	816,670
4.30%, 05/20/45 (Call 11/20/44)(b)	307	381,646
4.43%, 11/15/41 (Call 05/15/41)(b)	354	432,903
5.48%, 06/01/35(b)	25	32,382
5.64%, 04/15/41 (Call 10/15/40)	135	189,709
5.76%, 10/01/39	230	324,157
5.76%, 07/15/40	55	76,036
5.80%, 03/15/40	405	575,236
7.02%, 12/01/27(b)	125	162,842
Rochester Gas and Electric Corp., 3.10%, 06/01/27
(Call 03/01/27)(a)	178	193,050
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	371	393,041
3.95%, 11/15/41(b)	432	478,660
4.15%, 05/15/48 (Call 11/15/47)	269	322,986
4.30%, 04/01/42 (Call 10/01/41)	266	310,751
4.50%, 08/15/40	354	440,808
5.35%, 05/15/40(b)	170	225,977
6.00%, 06/01/39	220	310,840
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	615	647,462
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	172	195,280
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	265	320,893
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	197	212,122
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	578	562,306
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	200	200,652
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(a)	1,242	1,339,239
5.50%, 04/08/44(a)(b)	995	1,280,665

Security	Par (000)	Value

Electric (continued)
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	$38	$38,730
2.90%, 02/01/23 (Call 01/01/23)	164	169,161
3.25%, 06/15/27 (Call 03/15/27)	752	815,347
3.40%, 02/01/28 (Call 10/01/27)	982	1,071,133
3.55%, 06/15/24 (Call 03/15/24)	728	778,934
3.75%, 11/15/25 (Call 08/15/25)	822	900,859
3.80%, 02/01/38 (Call 08/01/37)	996	1,116,373
4.00%, 02/01/48 (Call 08/01/47)	75	84,832
4.05%, 12/01/23 (Call 09/01/23)	880	941,027
6.00%, 10/15/39	779	1,095,461
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	262	278,606
Series P, 6.75%, 07/01/37	100	148,756
Series T, 3.38%, 08/15/23 (Call 05/15/23)(b)	230	241,842
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	901	904,607
2.25%, 06/01/30 (Call 03/01/30)	463	463,252
2.85%, 08/01/29 (Call 05/01/29)	481	504,915
3.65%, 02/01/50 (Call 08/01/49)	707	720,468
3.90%, 12/01/41 (Call 06/01/41)	80	82,677
4.00%, 04/01/47 (Call 10/01/46)	1,003	1,057,050
4.05%, 03/15/42 (Call 09/15/41)	25	26,664
4.50%, 09/01/40 (Call 03/01/40)	140	162,179
4.65%, 10/01/43 (Call 04/01/43)	636	730,792
5.50%, 03/15/40	589	742,430
5.63%, 02/01/36	95	121,401
6.00%, 01/15/34(b)	492	651,373
6.05%, 03/15/39	440	587,097
6.65%, 04/01/29	220	272,849
Series 04-G, 5.75%, 04/01/35	185	238,126
Series 05-B, 5.55%, 01/15/36	106	131,780
Series 05-E, 5.35%, 07/15/35	327	415,766
Series 06-E, 5.55%, 01/15/37	495	614,574
Series 08-A, 5.95%, 02/01/38	555	722,642
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	235	248,068
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	491	488,957
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	645	588,603
Series A, 4.20%, 03/01/29 (Call 12/01/28)	523	592,613
Series B, 3.65%, 03/01/28 (Call 12/01/27)	290	318,038
Series B, 4.88%, 03/01/49 (Call 09/01/48)	577	691,723
Series C, 3.50%, 10/01/23 (Call 07/01/23)	460	484,472
Series C, 3.60%, 02/01/45 (Call 08/01/44)	465	470,028
Series C, 4.13%, 03/01/48 (Call 09/01/47)	776	839,107
Series D, 3.40%, 06/01/23 (Call 05/01/23)	351	367,591
Series E, 3.70%, 08/01/25 (Call 06/01/25)	756	827,078
Series G, 2.50%, 06/01/31 (Call 03/01/31)	240	242,255
Series H, 3.65%, 06/01/51 (Call 12/01/50)	115	117,642
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	897	934,288
3.25%, 07/01/26 (Call 04/01/26)	921	999,059
4.25%, 07/01/36 (Call 01/01/36)	439	516,141
4.40%, 07/01/46 (Call 01/01/46)	1,064	1,278,497
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)(b)	857	856,631
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(c)	360	368,136
Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)	217	216,629
Series A, 3.70%, 04/30/30 (Call 01/30/30)	15	16,726
Series B, 4.00%, 01/15/51 (Call 01/15/26)(c)	850	900,915
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	547	539,138

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.15%, 12/01/25 (Call 09/01/25)	$830	$926,717
5.15%, 09/15/41	338	421,525
5.25%, 07/15/43	286	362,919
Series F, 4.95%, 12/15/46 (Call 06/15/46)	386	478,724
Southwestern Electric Power Co.
6.20%, 03/15/40	300	425,288
Series J, 3.90%, 04/01/45 (Call 10/01/44)	197	220,959
Series K, 2.75%, 10/01/26 (Call 07/01/26)	570	606,140
Series L, 3.85%, 02/01/48 (Call 08/01/47)(b)	429	482,160
Series M, 4.10%, 09/15/28 (Call 06/15/28)	543	619,162
Series N, 1.65%, 03/15/26 (Call 02/15/26)	230	233,529
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)(b)	25	26,521
3.70%, 08/15/47 (Call 02/15/47)	90	102,411
3.75%, 06/15/49 (Call 12/15/48)(b)	410	477,950
6.00%, 10/01/36(b)	225	298,986
Series 6, 4.40%, 11/15/48 (Call 05/15/48)(b)	363	464,127
Series 8, 3.15%, 05/01/50 (Call 11/01/49)(b)	55	58,224
SP Group Treasury Pte Ltd., 3.38%, 02/27/29 (Call 11/27/28)(a)	487	542,198
SP PowerAssets Ltd.
3.00%, 09/26/27(a)	135	147,534
3.25%, 11/24/25(a)	375	408,900
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)	625	689,844
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(a)	100	104,206
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(a)	1,300	1,413,186
4.85%, 05/07/44(a)	400	536,357
State Grid Overseas Investment 2016 Ltd.
3.50%, 05/04/27(a)(b)	1,835	2,026,928
3.75%, 05/02/23(a)(b)	585	614,162
4.00%, 05/04/47(a)(b)	502	606,219
4.25%, 05/02/28(a)	200	230,668
System Energy Resources Inc., 4.10%, 04/01/23 (Call 01/01/23)	40	41,844
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	636	655,434
3.45%, 03/15/51 (Call 09/15/50)	149	164,514
3.63%, 06/15/50 (Call 12/15/49)	335	377,337
4.10%, 06/15/42 (Call 12/15/41)	90	105,857
4.20%, 05/15/45 (Call 11/15/44)(b)	335	388,889
4.30%, 06/15/48 (Call 12/15/47)	392	488,141
4.35%, 05/15/44 (Call 11/15/43)	302	374,162
4.45%, 06/15/49 (Call 12/15/48)	263	339,832
6.55%, 05/15/36	25	36,091
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(a)	430	428,193
3.15%, 06/02/26(a)	600	645,112
Toledo Edison Co. (The), 6.15%, 05/15/37	444	615,321
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(a)	154	167,127
Transelec SA
4.25%, 01/14/25 (Call 10/14/24)(a)	215	233,544
4.63%, 07/26/23(a)	200	212,566
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	284	325,746
4.70%, 11/01/44 (Call 05/01/44)	225	271,850
6.00%, 06/15/40(a)	90	124,191

Security	Par (000)	Value

Electric (continued)
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	$435	$418,101
3.05%, 03/15/25 (Call 12/15/24)(b)	150	160,268
3.25%, 05/01/51 (Call 11/01/50)	336	352,662
4.00%, 06/15/50 (Call 12/15/49)(b)	407	492,997
4.85%, 12/01/48 (Call 06/01/48)	326	430,369
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	385	389,190
2.63%, 03/15/51 (Call 09/15/50)	375	366,151
2.95%, 06/15/27 (Call 03/15/27)	348	377,407
3.25%, 10/01/49 (Call 04/01/49)	345	377,065
3.50%, 04/15/24 (Call 01/15/24)	188	200,537
3.50%, 03/15/29 (Call 12/15/28)(b)	286	319,357
3.65%, 04/15/45 (Call 10/15/44)	597	683,609
3.90%, 09/15/42 (Call 03/15/42)(b)	295	343,808
4.00%, 04/01/48 (Call 10/01/47)	412	497,974
5.30%, 08/01/37	40	52,133
8.45%, 03/15/39	30	51,517
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	607	565,672
3.30%, 12/01/49 (Call 06/01/49)	442	482,741
3.45%, 02/15/24 (Call 11/15/23)	134	142,432
4.00%, 01/15/43 (Call 07/15/42)	460	542,173
4.45%, 02/15/44 (Call 08/15/43)	540	675,169
4.60%, 12/01/48 (Call 06/01/48)(b)	405	535,300
6.35%, 11/30/37	112	164,282
8.88%, 11/15/38	493	884,969
Series A, 2.88%, 07/15/29 (Call 04/15/29)	285	307,210
Series A, 3.10%, 05/15/25 (Call 02/15/25)	244	261,301
Series A, 3.15%, 01/15/26 (Call 10/15/25)	785	852,292
Series A, 3.50%, 03/15/27 (Call 12/15/26)	865	959,692
Series A, 3.80%, 04/01/28 (Call 01/01/28)	343	387,575
Series A, 6.00%, 05/15/37	430	607,641
Series B, 2.95%, 11/15/26 (Call 08/15/26)	475	513,302
Series B, 3.80%, 09/15/47 (Call 03/15/47)	362	417,954
Series B, 4.20%, 05/15/45 (Call 11/15/44)	185	224,534
Series B, 6.00%, 01/15/36	215	302,896
Series C, 2.75%, 03/15/23 (Call 12/15/22)	531	547,548
Series C, 4.00%, 11/15/46 (Call 05/15/46)	498	592,950
Series D, 4.65%, 08/15/43 (Call 02/15/43)	425	540,862
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(a)(b)	663	701,321
3.70%, 01/30/27 (Call 11/30/26)(a)	897	951,847
4.30%, 07/15/29 (Call 04/15/29)(a)	526	568,212
WEC Energy Group Inc.
0.55%, 09/15/23	637	637,061
0.80%, 03/15/24 (Call 02/15/24)	125	125,611
1.38%, 10/15/27 (Call 08/15/27)	808	798,459
1.80%, 10/15/30 (Call 07/15/30)	505	491,698
3.55%, 06/15/25 (Call 03/15/25)(b)	693	753,479
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	250	250,538
2.05%, 12/15/24 (Call 11/15/24)(b)	420	439,014
4.25%, 06/01/44 (Call 12/01/43)	115	139,093
4.30%, 12/15/45 (Call 06/15/45)	50	61,729
4.30%, 10/15/48 (Call 04/15/48)	195	243,546
5.63%, 05/15/33	87	115,704
5.70%, 12/01/36	375	517,412
Wisconsin Power & Light Co.
3.00%, 07/01/29 (Call 04/01/29)	597	649,694

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.05%, 10/15/27 (Call 07/15/27)(b)	$315	$341,688
3.65%, 04/01/50 (Call 10/01/49)	235	271,635
4.10%, 10/15/44 (Call 04/15/44)	185	219,996
6.38%, 08/15/37(b)	440	633,633
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	555	600,673
3.67%, 12/01/42	272	315,521
4.75%, 11/01/44 (Call 05/01/44)	364	477,407
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	525	526,047
2.60%, 12/01/29 (Call 06/01/29)	250	262,204
3.30%, 06/01/25 (Call 12/01/24)	423	454,854
3.35%, 12/01/26 (Call 06/01/26)	540	589,364
3.40%, 06/01/30 (Call 12/01/29)(b)	305	337,840
3.50%, 12/01/49 (Call 06/01/49)	255	279,001
4.00%, 06/15/28 (Call 12/15/27)	314	357,947
4.80%, 09/15/41 (Call 03/15/41)	351	441,228
6.50%, 07/01/36(b)	435	633,956

		482,195,957

Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	40	39,674
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(b)	490	483,675
1.80%, 10/15/27 (Call 08/15/27)	540	555,411
1.95%, 10/15/30 (Call 07/15/30)	250	254,409
2.75%, 10/15/50 (Call 04/15/50)	931	945,061
3.15%, 06/01/25 (Call 03/01/25)	90	97,162
6.00%, 08/15/32(b)	490	666,601
6.13%, 04/15/39(b)	110	160,866
Schneider Electric SE, 2.95%, 09/27/22(a)	40	41,065

		3,243,924

Electronics — 0.5%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	585	586,620
2.30%, 03/12/31 (Call 12/12/30)	477	484,198
2.75%, 09/15/29 (Call 06/15/29)	530	558,141
3.05%, 09/22/26 (Call 06/22/26)	572	616,408
3.88%, 07/15/23 (Call 04/15/23)	432	456,172
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	628	690,866
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	721	766,370
3.55%, 10/01/27 (Call 07/01/27)	100	108,526
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	391	405,362
2.80%, 02/15/30 (Call 11/15/29)	727	770,769
3.20%, 04/01/24 (Call 02/01/24)	554	586,114
4.35%, 06/01/29 (Call 03/01/29)	415	485,284
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	351	372,248
3.88%, 01/12/28 (Call 10/12/27)(b)	460	506,377
4.00%, 04/01/25 (Call 01/01/25)	290	313,848
4.50%, 03/01/23 (Call 12/01/22)	85	88,814
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	280	282,834
4.63%, 04/15/26 (Call 01/15/26)(b)	563	631,463
4.88%, 12/01/22	237	248,701
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	446	486,733

Security	Par (000)	Value

Electronics (continued)
4.75%, 06/15/25 (Call 03/15/25)	$518	$579,664
4.88%, 06/15/29 (Call 03/15/29)	295	341,719
4.88%, 05/12/30 (Call 02/12/30)	409	475,995
5.00%, 02/15/23	369	391,137
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	1,037	1,126,662
4.30%, 06/15/46 (Call 12/15/45)	56	67,358
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	1,000	997,330
1.35%, 06/01/25 (Call 05/01/25)	1,148	1,171,399
1.75%, 09/01/31 (Call 06/01/31)	1,100	1,091,227
1.95%, 06/01/30 (Call 03/01/30)(b)	470	479,680
2.30%, 08/15/24 (Call 07/15/24)	803	844,099
2.50%, 11/01/26 (Call 08/01/26)	1,076	1,147,664
2.70%, 08/15/29 (Call 05/15/29)	988	1,059,354
2.80%, 06/01/50 (Call 12/01/49)(b)	519	544,043
3.35%, 12/01/23(b)	25	26,581
3.81%, 11/21/47 (Call 05/21/47)	830	1,007,533
5.38%, 03/01/41(b)	190	267,318
5.70%, 03/15/36	70	96,300
5.70%, 03/15/37(b)	30	41,825
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	100	101,212
3.15%, 08/15/27 (Call 05/15/27)	25	26,886
3.50%, 02/15/28 (Call 11/15/27)	475	524,233
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	310	313,541
3.00%, 01/15/31 (Call 10/15/30)	130	133,887
3.60%, 01/15/30 (Call 10/15/29)(b)	617	667,031
3.95%, 01/12/28 (Call 10/12/27)	555	616,236
4.70%, 09/15/22	266	277,244
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	150	160,864
4.55%, 10/30/24 (Call 07/30/24)	682	755,574
4.60%, 04/06/27 (Call 01/06/27)	662	771,616
Legrand France SA, 8.50%, 02/15/25	606	754,737
SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(a)	50	50,039
1.75%, 08/09/26 (Call 07/09/26)(a)	300	298,622
2.38%, 08/09/28 (Call 06/09/28)(a)	400	399,697
2.65%, 08/09/31 (Call 05/09/31)(a)	300	295,543
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	305	322,088
4.75%, 12/01/24 (Call 09/01/24)	525	582,677
4.90%, 06/15/28 (Call 03/15/28)	901	1,051,191
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)(b)	383	418,152
3.45%, 08/01/24 (Call 05/01/24)	125	133,934
3.70%, 02/15/26 (Call 11/15/25)	25	27,506
7.13%, 10/01/37	135	208,851
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)(a)	465	465,516
2.40%, 04/01/28 (Call 02/01/28)(a)	294	294,250
2.95%, 04/01/31 (Call 01/01/31)(a)	280	282,772

		31,136,635

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(a)	200	205,756
5.13%, 08/11/61 (Call 08/11/60)(a)	445	470,365
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(a)	1,050	1,120,560

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(a)(b)	$354	$373,208
4.25%, 10/31/26 (Call 07/31/26)(a)	320	346,723
5.50%, 10/31/46 (Call 04/30/46)(a)	520	544,565
5.50%, 07/31/47 (Call 01/31/47)(a)	1,466	1,524,640
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(a)	66	70,467
3.63%, 04/28/26 (Call 01/28/26)(a)	130	140,634
3.90%, 03/22/23(a)	545	570,975
Vinci SA, 3.75%, 04/10/29 (Call 01/30/29)(a)	1,153	1,305,202

		6,673,095

Entertainment — 0.0%
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(a)(b)	85	87,940
4.63%, 04/06/31 (Call 01/06/31)(a)	110	112,031

		199,971

Environmental Control — 0.2%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	116	114,922
1.45%, 02/15/31 (Call 11/15/30)(b)	510	485,784
1.75%, 02/15/32 (Call 11/15/31)	324	312,699
2.30%, 03/01/30 (Call 12/01/29)(b)	821	843,091
2.50%, 08/15/24 (Call 07/15/24)	286	300,240
2.90%, 07/01/26 (Call 04/01/26)	334	358,407
3.05%, 03/01/50 (Call 09/01/49)(b)	290	303,324
3.20%, 03/15/25 (Call 12/15/24)	575	617,026
3.38%, 11/15/27 (Call 08/15/27)	607	668,882
3.95%, 05/15/28 (Call 02/15/28)	638	726,057
4.75%, 05/15/23 (Call 02/15/23)	392	416,355
6.20%, 03/01/40	142	206,448
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	752	786,892
3.05%, 04/01/50 (Call 10/01/49)	405	417,973
3.50%, 05/01/29 (Call 02/01/29)	583	646,382
4.25%, 12/01/28 (Call 09/01/28)	456	531,770
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	485	481,313
1.15%, 03/15/28 (Call 01/15/28)(b)	310	302,013
1.50%, 03/15/31 (Call 12/15/30)	487	467,742
2.00%, 06/01/29 (Call 04/01/29)	300	305,475
2.40%, 05/15/23 (Call 03/15/23)	581	599,751
2.50%, 11/15/50 (Call 05/15/50)	55	52,246
2.90%, 09/15/22 (Call 06/15/22)	745	759,679
2.95%, 06/01/41 (Call 12/01/40)	375	389,381
3.13%, 03/01/25 (Call 12/01/24)	300	322,185
3.15%, 11/15/27 (Call 08/15/27)	768	844,341
3.90%, 03/01/35 (Call 09/01/34)	483	568,890
4.15%, 07/15/49 (Call 01/15/49)	611	764,553

		13,593,821

Food — 1.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	105	141,315
Bimbo Bakeries USA Inc., 4.00%, 05/17/51
(Call 11/17/50)(a)	260	287,513
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(b)	440	447,361
3.13%, 04/24/50 (Call 10/24/49)	649	644,232
3.30%, 03/19/25 (Call 12/19/24)	125	134,413
3.65%, 03/15/23 (Call 02/15/23)	330	344,918
3.95%, 03/15/25 (Call 01/15/25)	1,163	1,276,641

Security	Par (000)	Value

Food (continued)
4.15%, 03/15/28 (Call 12/15/27)	$780	$888,503
4.80%, 03/15/48 (Call 09/15/47)(b)	380	479,961
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)	70	76,580
5.15%, 02/12/25 (Call 11/12/24)(a)	200	220,700
6.63%, 02/12/45 (Call 08/12/44)(a)	400	514,772
CK Hutchison International 20 Ltd., 2.50%, 05/08/30
(Call 02/08/30)(a)	125	128,372
CK Hutchison International 21 Ltd., 2.50%, 04/15/31
(Call 01/15/31)(a)	400	411,648
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)(b)	385	377,617
3.20%, 01/25/23 (Call 10/25/22)	88	90,760
4.30%, 05/01/24 (Call 04/01/24)	1,086	1,183,188
4.60%, 11/01/25 (Call 09/01/25)(b)	1,192	1,346,278
4.85%, 11/01/28 (Call 08/01/28)(b)	653	779,276
5.30%, 11/01/38 (Call 05/01/38)(b)	471	608,866
5.40%, 11/01/48 (Call 05/01/48)(b)	972	1,323,185
7.00%, 10/01/28	630	834,119
8.25%, 09/15/30	275	406,775
Danone SA
2.59%, 11/02/23 (Call 09/02/23)(a)	1,332	1,385,893
2.95%, 11/02/26 (Call 08/02/26)(a)(b)	1,490	1,604,011
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	773	781,485
3.50%, 10/01/26 (Call 07/01/26)(b)	61	66,531
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	73	74,677
2.88%, 04/15/30 (Call 01/15/30)(b)	848	906,682
3.00%, 02/01/51 (Call 08/01/50)(a)	948	985,425
3.20%, 02/10/27 (Call 11/10/26)	920	1,003,545
3.65%, 02/15/24 (Call 11/15/23)	457	487,000
3.70%, 10/17/23 (Call 09/17/23)	777	827,090
4.00%, 04/17/25 (Call 02/17/25)(b)	1,099	1,213,816
4.20%, 04/17/28 (Call 01/17/28)(b)	952	1,096,515
4.55%, 04/17/38 (Call 10/17/37)	175	213,383
4.70%, 04/17/48 (Call 10/17/47)(b)	125	163,414
5.40%, 06/15/40	105	143,297
Grupo Bimbo SAB de CV
3.88%, 06/27/24(a)	200	215,896
4.00%, 09/06/49 (Call 03/06/49)(a)(b)	955	1,044,531
4.70%, 11/10/47 (Call 05/10/47)(a)	75	91,120
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	214	214,729
1.70%, 06/01/30 (Call 03/01/30)	330	330,584
2.05%, 11/15/24 (Call 10/15/24)(b)	115	120,193
2.30%, 08/15/26 (Call 05/15/26)	506	536,617
2.45%, 11/15/29 (Call 08/15/29)	440	465,973
2.63%, 05/01/23 (Call 02/01/23)	40	41,292
2.65%, 06/01/50 (Call 12/01/49)	362	363,558
3.13%, 11/15/49 (Call 05/15/49)	431	467,049
3.38%, 05/15/23 (Call 04/15/23)	394	413,306
3.38%, 08/15/46 (Call 02/15/46)	125	141,894
Hormel Foods Corp.
0.65%, 06/03/24 (Call 06/03/22)	220	220,384
1.70%, 06/03/28 (Call 04/03/28)	500	507,551
1.80%, 06/11/30 (Call 03/11/30)	141	141,344
3.05%, 06/03/51 (Call 12/03/50)	640	678,470
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)(b)	275	290,631

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.20%, 10/01/26 (Call 07/01/26)	$613	$666,416
3.90%, 06/01/50 (Call 12/01/49)	309	355,073
6.63%, 04/15/37(b)	359	504,578
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)(b)	689	711,095
3.38%, 12/15/27 (Call 09/15/27)(b)	459	505,624
3.50%, 03/15/25	1,090	1,184,878
3.55%, 03/15/50 (Call 09/15/49)	485	540,598
4.25%, 03/15/35	302	356,879
4.38%, 03/15/45	83	100,883
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	572	576,588
2.65%, 12/01/23	812	850,554
3.25%, 04/01/26	236	258,009
3.40%, 11/15/27 (Call 08/15/27)(b)	845	930,923
4.30%, 05/15/28 (Call 02/15/28)	100	115,923
4.50%, 04/01/46	348	435,882
Series B, 7.45%, 04/01/31	545	786,542
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(b)	300	416,956
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(b)	290	280,688
2.20%, 05/01/30 (Call 02/01/30)	760	769,801
2.65%, 10/15/26 (Call 07/15/26)	467	497,981
3.50%, 02/01/26 (Call 11/01/25)(b)	701	773,406
3.70%, 08/01/27 (Call 05/01/27)(b)	402	451,787
3.85%, 08/01/23 (Call 05/01/23)	575	607,866
3.88%, 10/15/46 (Call 04/15/46)	430	482,614
3.95%, 01/15/50 (Call 07/15/49)	597	694,592
4.00%, 02/01/24 (Call 11/01/23)	489	525,008
4.45%, 02/01/47 (Call 08/01/46)(b)	200	243,565
4.50%, 01/15/29 (Call 10/15/28)(b)	909	1,077,132
4.65%, 01/15/48 (Call 07/15/47)	248	311,580
5.00%, 04/15/42 (Call 10/15/41)	480	620,875
5.15%, 08/01/43 (Call 02/01/43)(b)	566	747,215
5.40%, 07/15/40 (Call 01/15/40)	253	337,712
5.40%, 01/15/49 (Call 07/15/48)(b)	496	689,220
6.90%, 04/15/38	520	771,288
7.50%, 04/01/31(b)	50	71,978
8.00%, 09/15/29	125	176,522
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(a)(b)	540	532,458
1.63%, 07/16/32 (Call 04/16/32)(a)(b)	622	602,088
2.38%, 07/16/40 (Call 01/16/40)(a)(b)	546	531,878
2.45%, 07/16/50 (Call 01/16/50)(a)(b)	400	381,517
2.70%, 04/01/25 (Call 03/01/25)(a)	559	593,366
3.20%, 04/01/30 (Call 01/01/30)(a)	648	716,709
3.60%, 04/01/34 (Call 01/01/34)(a)	631	725,982
3.88%, 04/01/39 (Call 10/01/38)(a)	585	695,019
3.95%, 04/01/44 (Call 10/01/43)(a)	305	360,478
3.95%, 04/01/49 (Call 10/01/48)(a)	765	937,564
4.13%, 04/01/54 (Call 10/01/53)(a)	413	525,630
4.20%, 04/01/59 (Call 10/01/58)(a)	467	597,988
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	537	530,854
1.85%, 02/15/31 (Call 11/15/30)(b)	330	324,891
2.50%, 04/15/30 (Call 01/15/30)	466	482,956
3.15%, 08/15/24 (Call 06/15/24)	888	946,364
3.40%, 08/15/27 (Call 05/15/27)	667	740,525
3.50%, 09/01/23 (Call 06/01/23)	200	210,061
4.20%, 08/15/47 (Call 02/15/47)	110	132,203

Security	Par (000)	Value

Food (continued)
McCormick & Co. Inc/MD, 3.25%, 11/15/25
(Call 08/15/25)	$337	$364,802
Mondelez International Holdings Netherlands BV
2.13%, 09/19/22(a)(b)	585	596,438
2.25%, 09/19/24 (Call 08/19/24)(a)	719	749,464
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	813	827,997
1.50%, 02/04/31 (Call 11/04/30)(b)	630	602,984
1.88%, 10/15/32 (Call 07/15/32)	917	893,009
2.63%, 09/04/50 (Call 03/04/50)	1,177	1,120,836
2.75%, 04/13/30 (Call 01/13/30)	938	993,275
3.63%, 02/13/26 (Call 12/13/25)(b)	22	24,192
4.13%, 05/07/28 (Call 02/07/28)(b)	705	820,138
6.50%, 11/01/31	25	33,741
Nestle Holdings Inc.
0.38%, 01/15/24(a)	1,245	1,241,466
0.63%, 01/15/26 (Call 12/15/25)(a)	1,100	1,085,936
1.00%, 09/15/27 (Call 07/15/27)(a)(b)	895	878,152
1.25%, 09/15/30 (Call 06/15/30)(a)(b)	480	463,652
3.35%, 09/24/23 (Call 08/24/23)(a)(b)	980	1,037,778
3.50%, 09/24/25 (Call 07/24/25)(a)	515	566,466
3.63%, 09/24/28 (Call 06/24/28)(a)	944	1,070,983
3.90%, 09/24/38 (Call 03/24/38)(a)	1,029	1,231,271
4.00%, 09/24/48 (Call 03/24/48)(a)(b)	1,556	1,960,841
Sigma Alimentos SA de CV, 4.13%, 05/02/26
(Call 02/02/26)(a)	650	712,081
Smithfield Foods Inc.
3.00%, 10/15/30 (Call 07/15/30)(a)(b)	570	580,723
4.25%, 02/01/27 (Call 11/01/26)(a)	415	454,747
5.20%, 04/01/29 (Call 01/01/29)(a)	328	382,794
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	860	885,834
3.25%, 07/15/27 (Call 04/15/27)	866	942,490
3.30%, 07/15/26 (Call 04/15/26)	758	824,821
3.30%, 02/15/50 (Call 08/15/49)(b)	430	450,933
3.55%, 03/15/25 (Call 01/15/25)	614	667,657
3.75%, 10/01/25 (Call 07/01/25)	294	323,300
4.45%, 03/15/48 (Call 09/15/47)	190	230,214
4.50%, 04/01/46 (Call 10/01/45)	572	691,287
4.85%, 10/01/45 (Call 04/01/45)	535	679,130
5.38%, 09/21/35	220	286,255
5.65%, 04/01/25 (Call 03/01/25)	851	981,684
5.95%, 04/01/30 (Call 01/01/30)	377	485,911
6.60%, 04/01/50 (Call 10/01/49)	991	1,586,050
Tesco PLC, 6.15%, 11/15/37(a)	180	240,612
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	577	643,005
3.90%, 09/28/23 (Call 08/28/23)	1,197	1,278,203
3.95%, 08/15/24 (Call 05/15/24)	758	822,549
4.00%, 03/01/26 (Call 01/01/26)	812	905,936
4.35%, 03/01/29 (Call 12/01/28)(b)	884	1,033,407
4.55%, 06/02/47 (Call 12/02/46)	731	917,251
4.88%, 08/15/34 (Call 02/15/34)	626	782,132
5.10%, 09/28/48 (Call 03/28/48)	1,066	1,454,511
5.15%, 08/15/44 (Call 02/15/44)	455	603,548

		96,592,127

Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	400	429,500
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	335	365,569

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
4.25%, 04/30/29 (Call 01/30/29)(a)	$300	$328,503
4.50%, 08/01/24 (Call 05/01/24)(b)	200	216,480
5.15%, 01/29/50 (Call 07/29/49)(a)(b)	525	611,630
5.50%, 11/02/47 (Call 05/02/47)	385	463,925
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	375	450,000
Domtar Corp.
6.25%, 09/01/42	213	221,536
6.75%, 02/15/44 (Call 08/15/43)(b)	200	211,013
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	115	123,769
5.50%, 01/17/27(b)	650	750,899
Georgia-Pacific LLC
0.63%, 05/15/24(a)(b)	963	965,034
0.95%, 05/15/26 (Call 04/15/26)(a)(b)	721	715,712
1.75%, 09/30/25 (Call 08/30/25)(a)	215	221,337
2.10%, 04/30/27 (Call 02/28/27)(a)(b)	642	666,440
2.30%, 04/30/30 (Call 01/30/30)(a)	439	455,448
3.73%, 07/15/23 (Call 04/15/23)(a)(b)	607	639,723
7.25%, 06/01/28(b)	268	356,275
7.75%, 11/15/29(b)	425	611,194
8.00%, 01/15/24	371	435,463
8.88%, 05/15/31	187	297,254
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	8	8,681
3.80%, 01/15/26 (Call 10/15/25)	566	628,927
4.35%, 08/15/48 (Call 02/15/48)(b)	235	294,419
4.40%, 08/15/47 (Call 02/15/47)	491	613,897
4.80%, 06/15/44 (Call 12/15/43)	692	891,914
5.00%, 09/15/35 (Call 03/15/35)(b)	624	789,428
5.15%, 05/15/46 (Call 11/15/45)	588	788,400
6.00%, 11/15/41 (Call 05/15/41)	592	841,685
7.30%, 11/15/39	530	827,618
8.70%, 06/15/38	305	504,780
Inversiones CMPC SA
3.85%, 01/13/30 (Call 10/13/29)(a)	400	430,404
4.75%, 09/15/24 (Call 06/15/24)(a)	15	16,350
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	115	143,463
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)	650	651,950
3.75%, 01/15/31 (Call 10/15/30)(b)	600	630,006
5.00%, 01/15/30 (Call 10/15/29)	849	966,442
6.00%, 01/15/29 (Call 10/15/28)	1,400	1,671,264
7.00%, 03/16/47 (Call 09/16/46)(a)(b)	750	1,012,320
West Fraser Timber Co. Ltd., 4.35%, 10/15/24
(Call 07/15/24)(a)	320	341,439

		21,590,091

Gas — 0.7%
APT Pipelines Ltd.
4.20%, 03/23/25 (Call 12/23/24)(a)	326	357,739
4.25%, 07/15/27 (Call 04/15/27)(a)(b)	620	708,007
5.00%, 03/23/35 (Call 12/23/34)(a)	240	299,073
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)(b)	702	672,898
2.63%, 09/15/29 (Call 06/15/29)(b)	405	426,994
3.00%, 06/15/27 (Call 03/15/27)	600	651,916
3.38%, 09/15/49 (Call 03/15/49)(b)	547	603,334
4.13%, 10/15/44 (Call 04/15/44)	439	523,514
4.13%, 03/15/49 (Call 09/15/48)	323	398,551
4.15%, 01/15/43 (Call 07/15/42)	367	433,685
4.30%, 10/01/48 (Call 04/01/48)	160	201,089

Security	Par (000)	Value

Gas (continued)
5.50%, 06/15/41 (Call 12/15/40)	$369	$503,175
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(a)	512	540,514
3.15%, 08/01/27 (Call 05/01/27)(a)	998	1,071,198
4.49%, 02/15/42(a)	370	437,276
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(a)	230	248,444
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	700	779,438
4.27%, 03/15/48 (Call 09/15/47)(a)	172	199,391
4.49%, 03/04/49 (Call 09/04/48)(a)	302	360,872
4.50%, 03/10/46 (Call 09/10/45)(a)	250	299,358
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	393	382,727
3.55%, 04/01/23 (Call 03/01/23)	185	193,410
4.00%, 04/01/28 (Call 01/01/28)	244	276,700
4.10%, 09/01/47 (Call 03/01/47)(b)	125	147,334
5.85%, 01/15/41 (Call 07/15/40)	87	121,040
6.63%, 11/01/37	121	172,722
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(a)	633	638,313
2.00%, 06/15/30 (Call 03/15/30)(a)	597	595,098
3.00%, 06/15/50 (Call 12/15/49)(a)	432	438,790
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	417	440,574
3.60%, 12/15/24 (Call 09/15/24)	372	400,806
Series A, 2.50%, 11/15/24 (Call 10/15/24)(b)	391	409,552
ENN Energy Holdings Ltd., 2.63%, 09/17/30
(Call 06/17/30)(a)(b)	385	388,012
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30
(Call 02/15/30)(a)	100	113,070
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(a)	435	458,458
5.82%, 04/01/41(a)	530	725,698
Korea Gas Corp.
2.88%, 07/16/29(a)(b)	515	556,220
6.25%, 01/20/42(a)	60	91,843
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	100	101,627
3.75%, 03/01/23 (Call 12/01/22)	305	316,045
3.95%, 09/15/27 (Call 06/15/27)	355	384,336
4.75%, 09/01/28 (Call 06/01/28)	330	373,541
5.20%, 07/15/25 (Call 04/15/25)	627	702,580
5.50%, 01/15/26 (Call 12/15/25)	432	498,988
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	641	636,540
1.70%, 02/15/31 (Call 11/15/30)	667	639,329
2.95%, 09/01/29 (Call 06/01/29)	748	796,851
3.49%, 05/15/27 (Call 02/15/27)	405	446,796
3.60%, 05/01/30 (Call 02/01/30)	833	927,763
3.95%, 03/30/48 (Call 09/30/47)(b)	459	530,392
4.38%, 05/15/47 (Call 11/15/46)	660	803,741
4.80%, 02/15/44 (Call 08/15/43)	527	669,853
5.25%, 02/15/43 (Call 08/15/42)	296	393,356
5.65%, 02/01/45 (Call 08/01/44)	340	476,698
5.80%, 02/01/42 (Call 08/01/41)(b)	275	376,895
5.95%, 06/15/41 (Call 12/15/40)	189	268,624
ONE Gas Inc.
1.10%, 03/11/24 (Call 09/11/21)	550	550,073
2.00%, 05/15/30 (Call 02/15/30)(b)	250	249,294
3.61%, 02/01/24 (Call 11/01/23)	102	108,130

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.50%, 11/01/48 (Call 05/01/48)	$201	$249,505
4.66%, 02/01/44 (Call 08/01/43)	562	694,900
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(a)(b)	890	982,337
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	305	312,426
3.35%, 06/01/50 (Call 12/01/49)	327	345,577
3.50%, 06/01/29 (Call 03/01/29)	711	784,944
3.64%, 11/01/46 (Call 05/01/46)	160	174,446
4.10%, 09/18/34 (Call 03/18/34)(b)	250	290,219
4.65%, 08/01/43 (Call 02/01/43)	255	317,419
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(a)(b)	245	245,247
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	35	37,482
3.20%, 06/15/25 (Call 03/15/25)	455	493,906
3.75%, 09/15/42 (Call 03/15/42)	519	581,566
4.45%, 03/15/44 (Call 09/15/43)	192	231,613
5.13%, 11/15/40	51	67,686
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	637	678,331
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	339	410,315
Series VV, 4.30%, 01/15/49 (Call 07/15/48)(b)	210	265,730
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	260	311,479
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	190	198,391
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)(b)	876	908,729
3.25%, 06/15/26 (Call 03/15/26)	292	316,430
3.88%, 11/15/25 (Call 08/15/25)	350	387,325
3.95%, 10/01/46 (Call 04/01/46)	70	79,717
4.40%, 06/01/43 (Call 12/01/42)	145	174,841
4.40%, 05/30/47 (Call 11/30/46)	500	599,794
5.88%, 03/15/41 (Call 09/15/40)(b)	495	698,758
6.00%, 10/01/34	125	165,716
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	383	370,148
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)(b)	699	704,141
3.18%, 08/15/51 (Call 02/15/51)	90	89,218
3.70%, 04/01/28 (Call 01/01/28)	100	111,540
3.80%, 09/29/46 (Call 03/29/46)(b)	15	16,631
4.15%, 06/01/49 (Call 12/01/48)	345	400,648
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	140	162,722
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	430	474,195
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	405	464,374
Series K, 3.80%, 09/15/46 (Call 03/15/46)	298	343,123

		40,659,854

Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	254	258,982
4.63%, 06/15/28 (Call 03/15/28)	85	96,568
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	613	658,562
4.10%, 03/01/48 (Call 09/01/47)	223	276,204
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	728	759,060
2.75%, 11/15/50 (Call 05/15/50)(b)	745	737,838
3.40%, 03/01/26 (Call 01/01/26)	956	1,051,892
4.00%, 03/15/60 (Call 03/15/25)(b)(c)	424	455,707
4.25%, 11/15/28 (Call 08/15/28)(b)	409	479,516
4.85%, 11/15/48 (Call 05/15/48)(b)	415	566,348

Security	Par (000)	Value

Hand & Machine Tools (continued)
5.20%, 09/01/40	$237	$316,401

		5,657,078

Health Care - Products — 0.9%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	849	836,749
1.40%, 06/30/30 (Call 03/30/30)(b)	1,194	1,169,459
2.95%, 03/15/25 (Call 12/15/24)	827	885,958
3.75%, 11/30/26 (Call 08/30/26)	1,285	1,453,429
3.88%, 09/15/25 (Call 06/15/25)(b)	575	639,799
4.75%, 11/30/36 (Call 05/30/36)	831	1,075,784
4.75%, 04/15/43 (Call 10/15/42)	458	612,980
4.90%, 11/30/46 (Call 05/30/46)	2,128	2,957,556
5.30%, 05/27/40(b)	856	1,197,403
6.00%, 04/01/39	356	530,624
6.15%, 11/30/37	375	554,858
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(a)	545	562,700
2.75%, 09/23/26 (Call 07/23/26)(a)	690	731,410
3.00%, 09/23/29 (Call 06/23/29)(a)	548	583,656
3.80%, 09/23/49 (Call 03/23/49)(a)(b)	580	659,197
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	666	651,221
2.60%, 08/15/26 (Call 05/15/26)	769	817,657
3.50%, 08/15/46 (Call 02/15/46)	712	788,737
3.95%, 04/01/30 (Call 01/01/30)	426	491,031
4.50%, 06/15/43 (Call 12/15/42)(b)	70	87,031
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)(b)	632	651,832
2.65%, 06/01/30 (Call 03/01/30)	852	887,034
3.45%, 03/01/24 (Call 02/01/24)	685	729,747
3.75%, 03/01/26 (Call 01/01/26)	898	994,604
3.85%, 05/15/25	185	203,927
4.00%, 03/01/28 (Call 12/01/27)	112	127,775
4.00%, 03/01/29 (Call 12/01/28)	906	1,036,715
4.55%, 03/01/39 (Call 09/01/38)(b)	568	700,411
4.70%, 03/01/49 (Call 09/01/48)	302	391,898
7.00%, 11/15/35(b)	335	481,659
7.38%, 01/15/40	620	993,805
Covidien International Finance SA, 6.55%, 10/15/37	43	63,059
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(b)	645	629,887
3.35%, 09/15/25 (Call 06/15/25)	172	188,174
4.38%, 09/15/45 (Call 03/15/45)	542	688,812
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	290	314,197
DH Europe Finance II Sarl
2.05%, 11/15/22(b)	541	552,548
2.20%, 11/15/24 (Call 10/15/24)	796	830,884
2.60%, 11/15/29 (Call 08/15/29)(b)	930	979,260
3.25%, 11/15/39 (Call 05/15/39)(b)	574	625,157
3.40%, 11/15/49 (Call 05/15/49)	754	839,563
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	637	737,959
Fresenius U.S. Finance II Inc., 4.50%, 01/15/23 (Call 10/17/22)(a)	50	52,184
Koninklijke Philips NV
5.00%, 03/15/42	639	849,531
6.88%, 03/11/38	550	835,920
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)(b)	695	765,491

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Medtronic Inc.
3.50%, 03/15/25	$974	$1,063,650
4.38%, 03/15/35	1,165	1,462,443
4.63%, 03/15/45	1,679	2,242,213
PerkinElmer Inc.
2.55%, 03/15/31 (Call 12/15/30)	290	298,328
3.30%, 09/15/29 (Call 06/15/29)	765	829,606
3.63%, 03/15/51 (Call 09/15/50)	350	382,050
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	1,020	1,004,461
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	760	785,599
3.75%, 03/15/51 (Call 09/15/50)	169	185,114
Stryker Corp.
0.60%, 12/01/23 (Call 12/01/21)	305	305,040
1.15%, 06/15/25 (Call 05/15/25)	897	901,671
1.95%, 06/15/30 (Call 03/15/30)	1,048	1,049,198
2.90%, 06/15/50 (Call 12/15/49)	565	577,904
3.38%, 05/15/24 (Call 02/15/24)	232	248,255
3.38%, 11/01/25 (Call 08/01/25)	608	662,239
3.50%, 03/15/26 (Call 12/15/25)(b)	783	860,019
3.65%, 03/07/28 (Call 12/07/27)	216	242,861
4.10%, 04/01/43 (Call 10/01/42)	158	186,508
4.38%, 05/15/44 (Call 11/15/43)	383	476,078
4.63%, 03/15/46 (Call 09/15/45)	809	1,060,691
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	80	80,724
2.00%, 10/15/31 (Call 07/15/31)	50	49,921
2.60%, 10/01/29 (Call 07/01/29)	998	1,051,934
2.80%, 10/15/41 (Call 04/15/41)	110	112,404
2.95%, 09/19/26 (Call 06/19/26)	968	1,045,689
3.20%, 08/15/27 (Call 05/15/27)	327	359,187
3.65%, 12/15/25 (Call 09/09/25)	250	274,801
4.10%, 08/15/47 (Call 02/15/47)	736	907,383
4.13%, 03/25/25 (Call 02/25/25)	1,203	1,328,425
4.50%, 03/25/30 (Call 12/25/29)	525	626,491
5.30%, 02/01/44 (Call 08/01/43)(b)	264	369,145
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	315	339,035
3.55%, 04/01/25 (Call 01/01/25)	229	247,553
3.55%, 03/20/30 (Call 12/20/29)(b)	488	539,824
3.70%, 03/19/23 (Call 02/19/23)	164	171,588
4.25%, 08/15/35 (Call 02/15/35)	92	102,328
4.45%, 08/15/45 (Call 02/15/45)(b)	530	636,469
5.75%, 11/30/39	105	142,397

		56,648,498

Health Care - Services — 2.4%
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	185	196,761
3.63%, 03/01/49 (Call 09/01/48)	180	203,450
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	130	145,421
3.83%, 08/15/28 (Call 05/15/28)(b)	155	176,674
4.27%, 08/15/48 (Call 02/15/48)	392	506,434
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	50	51,455
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)(b)	640	681,896
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	296	302,650
2.80%, 06/15/23 (Call 04/15/23)	1,108	1,149,586
3.50%, 11/15/24 (Call 08/15/24)	915	986,349
3.88%, 08/15/47 (Call 02/15/47)	687	779,776

Security	Par (000)	Value

Health Care - Services (continued)
4.13%, 11/15/42 (Call 05/15/42)	$441	$512,996
4.50%, 05/15/42 (Call 11/15/41)(b)	122	148,036
4.75%, 03/15/44 (Call 09/15/43)(b)	515	650,852
6.63%, 06/15/36	720	1,050,194
6.75%, 12/15/37	725	1,078,873
AHS Hospital Corp.
5.02%, 07/01/45	240	331,110
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)(b)	210	213,661
Allina Health System, Series 2019, 3.89%, 04/15/49(b)	295	351,552
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	831	844,536
2.25%, 05/15/30 (Call 02/15/30)	946	962,846
2.38%, 01/15/25 (Call 12/15/24)	881	921,823
2.55%, 03/15/31 (Call 12/15/30)	741	771,327
2.88%, 09/15/29 (Call 06/15/29)	532	567,784
2.95%, 12/01/22 (Call 11/01/22)	509	524,439
3.13%, 05/15/50 (Call 11/15/49)	744	775,681
3.35%, 12/01/24 (Call 10/01/24)(b)	739	797,948
3.50%, 08/15/24 (Call 05/15/24)	630	676,397
3.60%, 03/15/51 (Call 09/15/50)	915	1,029,939
3.65%, 12/01/27 (Call 09/01/27)	740	828,212
3.70%, 09/15/49 (Call 03/15/49)	603	680,177
4.10%, 03/01/28 (Call 12/01/27)	792	905,512
4.38%, 12/01/47 (Call 06/01/47)	498	616,527
4.55%, 03/01/48 (Call 09/01/47)	820	1,045,068
4.63%, 05/15/42	527	659,672
4.65%, 01/15/43	720	907,236
4.65%, 08/15/44 (Call 02/15/44)	700	885,688
4.85%, 08/15/54 (Call 02/15/54)(b)	340	441,304
5.10%, 01/15/44	629	828,161
5.85%, 01/15/36(b)	115	156,330
5.95%, 12/15/34(b)	490	678,472
6.38%, 06/15/37(b)	350	502,858
Ascension Health
4.85%, 11/15/53(b)	227	329,174
Series B, 2.53%, 11/15/29 (Call 08/15/29)	120	126,950
Series B, 3.11%, 11/15/39 (Call 05/15/39)	505	551,377
Banner Health
1.90%, 01/01/31 (Call 07/01/30)(b)	225	225,928
2.34%, 01/01/30 (Call 10/01/29)	385	397,886
2.91%, 01/01/51 (Call 07/01/50)	300	311,424
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	249	269,911
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	55	67,813
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)(b)	454	499,561
BayCare Health System Inc., Series 2020, 3.83%,
11/15/50 (Call 05/15/50)	100	123,574
Baylor Scott & White Holdings
4.19%, 11/15/45 (Call 05/15/45)	502	617,808
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	145	143,736
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(a)	300	323,796
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	160	177,533
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	130	130,939
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)(b)	50	53,175
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	25	26,293

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)(b)	$180	$172,428
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	175	223,736
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	30	29,571
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	247	309,390
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	10	10,104
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)(b)	275	282,525
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)(b)	325	376,421
City of Hope
Series 2013, 5.62%, 11/15/43	45	65,385
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	50	63,662
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	322	326,212
2.76%, 10/01/24 (Call 07/01/24)	841	885,556
2.95%, 11/01/22	32	32,859
3.35%, 10/01/29 (Call 04/01/29)	673	730,632
3.82%, 10/01/49 (Call 04/01/49)(b)	677	775,979
3.91%, 10/01/50 (Call 04/01/50)	315	352,957
4.19%, 10/01/49 (Call 04/01/49)	458	535,484
4.35%, 11/01/42	780	920,955
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	155	157,688
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	320	354,965
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	335	406,442
Dignity Health
3.13%, 11/01/22	445	458,371
3.81%, 11/01/24	50	54,316
4.50%, 11/01/42	15	18,176
5.27%, 11/01/64(b)	180	253,563
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	667	809,872
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(a)(b)	230	253,720
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(a)	495	499,655
2.38%, 02/16/31 (Call 11/16/30)(a)(b)	766	754,342
3.00%, 12/01/31 (Call 09/01/31)(a)	535	552,992
3.75%, 06/15/29 (Call 03/15/29)(a)	349	382,175
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	265	329,924
4.50%, 07/01/57 (Call 01/01/57)	202	274,095
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	480	482,179
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	200	204,207
Hartford HealthCare Corp., 3.45%, 07/01/54(b)	170	180,116
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	765	764,404
3.50%, 07/15/51 (Call 01/15/51)	1,200	1,225,417
4.13%, 06/15/29 (Call 03/15/29)	1,017	1,150,603
4.50%, 02/15/27 (Call 08/15/26)	1,231	1,395,055
4.75%, 05/01/23	889	947,980
5.00%, 03/15/24	1,594	1,753,243
5.13%, 06/15/39 (Call 12/15/38)	821	1,034,130
5.25%, 04/15/25	1,133	1,293,187

Security	Par (000)	Value

Health Care - Services (continued)
5.25%, 06/15/26 (Call 12/15/25)	$980	$1,132,461
5.25%, 06/15/49 (Call 12/15/48)	1,883	2,457,587
5.50%, 06/15/47 (Call 12/15/46)	583	770,181
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(a)(b)	400	408,001
2.20%, 06/01/30 (Call 03/01/30)(a)	347	351,979
3.20%, 06/01/50 (Call 12/01/49)(a)(b)	672	714,338
Highmark Inc.
1.45%, 05/10/26 (Call 04/10/26)(a)	838	838,950
2.55%, 05/10/31 (Call 02/10/31)(a)	792	806,319
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	450	448,347
2.15%, 02/03/32 (Call 11/03/31)	315	314,318
2.90%, 12/15/22 (Call 11/15/22)	26	26,776
3.13%, 08/15/29 (Call 05/15/29)	660	712,994
3.15%, 12/01/22 (Call 09/01/22)	685	703,900
3.85%, 10/01/24 (Call 07/01/24)	235	254,673
3.95%, 03/15/27 (Call 12/15/26)(b)	690	775,155
3.95%, 08/15/49 (Call 02/15/49)	533	624,561
4.50%, 04/01/25 (Call 03/01/25)	303	338,006
4.63%, 12/01/42 (Call 06/01/42)	101	125,738
4.80%, 03/15/47 (Call 09/14/46)	446	573,254
4.88%, 04/01/30 (Call 01/01/30)(b)	186	225,728
4.95%, 10/01/44 (Call 04/01/44)	154	201,644
8.15%, 06/15/38	360	583,810
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	155	191,945
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	210	219,506
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	175	201,212
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	265	304,736
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	300	358,162
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	375	411,744
4.15%, 05/01/47 (Call 11/01/46)	657	828,120
4.88%, 04/01/42	255	347,628
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	235	258,564
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	95	98,115
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	1,550	1,625,770
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)(b)	460	464,781
2.30%, 12/01/24 (Call 11/01/24)	448	467,921
2.70%, 06/01/31 (Call 03/01/31)	415	430,332
2.95%, 12/01/29 (Call 09/01/29)(b)	763	813,170
3.25%, 09/01/24 (Call 07/01/24)	761	811,479
3.60%, 02/01/25 (Call 11/01/24)	870	936,354
3.60%, 09/01/27 (Call 06/01/27)	335	371,562
4.00%, 11/01/23 (Call 08/01/23)	418	444,464
4.70%, 02/01/45 (Call 08/01/44)	852	1,057,977
Mass General Brigham Inc.
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	25	26,926
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)(b)	635	710,490
Mayo Clinic
3.77%, 11/15/43(b)	350	409,576
Series 2013, 4.00%, 11/15/47(b)	25	31,159
Series 2016, 4.13%, 11/15/52(b)	265	342,787
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	450	499,952

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)(b)	$203	$261,466
Memorial Health Services, 3.45%, 11/01/49
(Call 05/01/49)	20	22,409
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	368	467,938
5.00%, 07/01/42	25	34,618
Series 2015, 4.20%, 07/01/55	495	648,934
Mercy Health/OH, Series 2018, 4.30%, 07/01/28	35	40,733
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	424	427,556
MidMichigan Health, Series 2020, 3.41%, 06/01/50
(Call 12/01/49)	255	284,867
Montefiore Obligated Group
4.29%, 09/01/50(b)	80	85,309
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	514	615,214
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	375	418,310
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	330	371,610
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	350	372,786
MultiCare Health System, 2.80%, 08/15/50
(Call 02/15/50)(b)	270	275,578
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	115	110,269
2.61%, 08/01/60 (Call 02/01/60)	133	128,167
3.56%, 08/01/36	100	113,380
4.02%, 08/01/45(b)	365	454,492
4.06%, 08/01/56(b)	419	542,806
4.76%, 08/01/2116	220	309,010
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)(b)	260	312,690
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	412	470,062
3.98%, 11/01/46 (Call 11/01/45)	515	591,769
4.26%, 11/01/47 (Call 11/01/46)	256	309,395
6.15%, 11/01/43	295	436,595
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	50	48,444
Ochsner Clinic Foundation, 5.90%, 05/15/45
(Call 11/15/44)	190	277,482
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	30	30,078
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)(b)	400	433,741
4.09%, 10/01/48 (Call 04/01/48)	190	234,917
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)(b)	455	624,430
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	312	316,700
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	225	242,176
Premier Health Partners, Series G, 2.91%, 11/15/26
(Call 05/15/26)(b)	340	354,989
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(b)	200	210,566
Series A, 3.93%, 10/01/48 (Call 04/01/48)(b)	317	378,865
Series H, 2.75%, 10/01/26 (Call 07/01/26)(b)	311	333,381
Series I, 3.74%, 10/01/47(b)	75	87,107
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	313	332,238
2.95%, 06/30/30 (Call 03/30/30)	606	648,441
3.45%, 06/01/26 (Call 03/01/26)	681	745,817

Security	Par (000)	Value

Health Care - Services (continued)
3.50%, 03/30/25 (Call 12/30/24)	$614	$663,828
4.20%, 06/30/29 (Call 03/30/29)	520	603,387
4.25%, 04/01/24 (Call 01/01/24)	264	285,618
4.70%, 03/30/45 (Call 09/30/44)(b)	286	357,086
Rady Children’s Hospital-San Diego/CA, Series 21A,
3.15%, 08/15/51 (Call 08/15/50)	55	59,529
Roche Holdings Inc.
0.45%, 03/05/24 (Call 02/05/24)(a)	227	227,036
0.99%, 03/05/26 (Call 02/05/26)(a)	687	686,933
2.38%, 01/28/27 (Call 10/28/26)(a)	585	617,443
2.63%, 05/15/26 (Call 02/15/26)(a)	810	864,997
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	650	702,168
3.35%, 09/30/24 (Call 06/30/24)(a)	225	242,141
3.63%, 09/17/28 (Call 06/17/28)(a)	865	981,456
4.00%, 11/28/44 (Call 05/28/44)(a)(b)	145	183,439
Rush Obligated Group, Series 2020, 3.92%, 11/15/29
(Call 08/15/29)(b)	455	521,098
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)(b)	50	56,249
3.95%, 07/01/46 (Call 07/01/45)	190	228,252
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	5	4,961
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)(b)	160	215,061
Spectrum Health System Obligated Group, Series 19A,
3.49%, 07/15/49 (Call 01/15/49)	80	91,400
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	303	317,854
Series A, 3.82%, 06/01/27 (Call 03/01/27)(b)	50	56,466
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	70	74,348
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	582	698,570
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)(b)	100	111,340
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	5	5,394
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	47	52,928
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	290	358,839
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	50	50,552
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	160	163,804
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)(b)	328	349,655
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	455	494,243
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	170	157,759
4.33%, 11/15/55(b)	145	193,497
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)(b)	76	81,274
5.75%, 11/15/38 (Call 11/15/28)	300	361,184
6.02%, 11/15/48	564	695,397
Series B, 5.33%, 11/15/28	200	229,389
Trinity Health Corp.
4.13%, 12/01/45	120	150,602
Series 2019, 3.43%, 12/01/48(b)	210	234,390
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	150	149,381
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/15/22)	160	160,054
1.15%, 05/15/26 (Call 04/15/26)	395	397,776
1.25%, 01/15/26(b)	764	773,736
2.00%, 05/15/30(b)	961	975,794
2.30%, 05/15/31 (Call 02/15/31)	755	781,842
2.38%, 10/15/22	668	683,925

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
2.38%, 08/15/24	$979	$1,031,548
2.75%, 02/15/23 (Call 11/15/22)	110	113,362
2.75%, 05/15/40 (Call 11/15/39)	835	858,274
2.88%, 03/15/23	526	546,932
2.88%, 08/15/29	815	884,744
2.90%, 05/15/50 (Call 11/15/49)	1,038	1,074,447
2.95%, 10/15/27	611	668,767
3.05%, 05/15/41 (Call 11/15/40)	675	716,010
3.10%, 03/15/26	556	608,045
3.13%, 05/15/60 (Call 11/15/59)	840	890,266
3.25%, 05/15/51 (Call 11/15/50)	1,135	1,243,440
3.38%, 04/15/27	620	687,853
3.45%, 01/15/27	692	768,356
3.50%, 06/15/23(b)	325	343,333
3.50%, 02/15/24	977	1,048,388
3.50%, 08/15/39 (Call 02/15/39)	919	1,037,184
3.70%, 12/15/25	515	574,946
3.70%, 08/15/49 (Call 02/15/49)	912	1,060,769
3.75%, 07/15/25	466	517,444
3.75%, 10/15/47 (Call 04/15/47)	819	958,049
3.85%, 06/15/28	887	1,015,958
3.88%, 12/15/28	366	422,332
3.88%, 08/15/59 (Call 02/15/59)	602	727,826
3.95%, 10/15/42 (Call 04/15/42)	553	659,935
4.20%, 01/15/47 (Call 07/15/46)	265	327,891
4.25%, 03/15/43 (Call 09/15/42)	558	693,333
4.25%, 04/15/47 (Call 10/15/46)	636	796,514
4.25%, 06/15/48 (Call 12/15/47)	982	1,238,729
4.38%, 03/15/42 (Call 09/15/41)	521	647,008
4.45%, 12/15/48 (Call 06/15/48)	768	998,732
4.63%, 07/15/35	665	845,627
4.63%, 11/15/41 (Call 05/15/41)	571	729,913
4.75%, 07/15/45	978	1,303,709
5.70%, 10/15/40 (Call 04/15/40)	400	567,717
5.80%, 03/15/36(b)	715	1,010,519
5.95%, 02/15/41 (Call 08/15/40)(b)	520	766,021
6.50%, 06/15/37	473	714,692
6.63%, 11/15/37	604	924,027
6.88%, 02/15/38	301	468,034
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(a)	585	585,424
2.65%, 10/15/30 (Call 07/15/30)(a)	790	804,927
2.65%, 01/15/32 (Call 10/15/31)(a)	500	503,010
5.00%, 06/01/26 (Call 06/01/22)(a)	315	323,105
UPMC, Series D-1, 3.60%, 04/03/25	250	271,643
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	115	119,321
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)(b)	497	653,115
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	205	208,407
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	30	28,593

		142,785,995

Holding Companies - Diversified — 0.4%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(a)	270	370,237
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	545	548,976
2.88%, 06/15/28 (Call 04/15/28)	858	874,931
3.25%, 07/15/25 (Call 06/15/25)	547	577,998
3.50%, 02/10/23 (Call 01/10/23)(b)	933	965,482

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.88%, 01/15/26 (Call 12/15/25)	$361	$388,399
4.20%, 06/10/24 (Call 05/10/24)	1,077	1,158,203
4.25%, 03/01/25 (Call 01/01/25)	867	934,979
Bain Capital Specialty Finance Inc., 2.95%, 03/10/26 (Call 02/10/26)	55	56,591
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(a)	500	494,169
2.75%, 09/16/26 (Call 08/16/26)	665	684,863
3.63%, 01/15/26 (Call 12/15/25)	540	573,802
3.65%, 07/14/23	40	41,772
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(a)	300	310,488
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(a)(b)	988	1,036,715
3.38%, 09/06/49 (Call 03/06/49)(a)	900	980,008
CK Hutchison International 19 Ltd., 3.25%, 04/11/24
(Call 03/11/24)(a)(b)	500	530,551
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	200	199,996
3.40%, 01/15/26 (Call 12/15/25)	784	817,916
4.13%, 02/01/25 (Call 01/01/25)	399	424,310
4.63%, 07/15/24 (Call 06/15/24)	505	543,286
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	141	145,868
3.75%, 02/10/25 (Call 01/10/25)	449	479,575
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	370	367,050
2.50%, 08/24/26 (Call 07/24/26)	107	108,841
3.38%, 04/15/24 (Call 03/15/24)	665	697,848
Hutchison Whampoa International 14 Ltd., 3.63%,
10/31/24(a)	1,600	1,736,544
JAB Holdings BV
2.20%, 11/23/30 (Call 08/23/30)(a)	190	188,174
3.75%, 05/28/51 (Call 11/28/50)(a)	120	131,854
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	300	309,808
5.20%, 05/01/24	445	482,987
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	310	313,110
3.50%, 02/25/25 (Call 01/25/25)	315	330,832
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	615	620,888
2.88%, 06/11/28 (Call 04/11/28)	855	859,899
3.40%, 07/15/26 (Call 06/15/26)	742	776,488
3.75%, 07/22/25 (Call 06/22/25)	336	355,306
4.00%, 03/30/25 (Call 02/28/25)	446	473,430
4.25%, 01/15/26 (Call 12/15/25)	247	266,453
5.25%, 04/15/24 (Call 03/15/24)	460	503,676
Owl Rock Capital Corp. II, 4.63%, 11/26/24
(Call 10/25/24)(a)(b)	150	160,610
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	705	709,001
3.75%, 06/17/26 (Call 05/17/26)(a)	266	282,421
4.75%, 12/15/25 (Call 11/15/25)(a)	380	418,470
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	675	685,807
3.71%, 01/22/26 (Call 12/22/25)	348	359,342
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70
(Call 01/16/70)(a)	835	864,017

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	$100	$101,451
3.88%, 11/01/24 (Call 10/01/24)	265	283,671

		25,527,093

Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	640	638,971
1.40%, 10/15/27 (Call 08/15/27)	327	323,446
2.50%, 10/15/24 (Call 09/15/24)	745	780,882
2.60%, 10/15/25 (Call 09/15/25)	557	588,370
4.38%, 09/15/22 (Call 06/15/22)(b)	720	741,541
5.75%, 08/15/23 (Call 05/15/23)(b)	263	286,092
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	292	317,267
4.75%, 05/30/25 (Call 02/28/25)	289	322,992
4.75%, 11/29/27 (Call 05/29/27)	205	238,561
4.88%, 12/15/23 (Call 09/15/23)	765	826,682
5.00%, 06/15/27 (Call 12/15/26)	469	545,780
5.25%, 06/01/26 (Call 12/01/25)	895	1,033,725
5.88%, 11/15/24 (Call 05/15/24)	183	206,333
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	500	489,170
3.85%, 01/15/30 (Call 07/15/29)	110	118,525
3.97%, 08/06/61 (Call 02/06/61)	510	502,671
5.50%, 01/15/24 (Call 10/15/23)	496	538,160
6.00%, 01/15/43 (Call 10/15/42)	235	302,815
NVR Inc.
3.00%, 05/15/30 (Call 11/15/29)	512	542,991
3.95%, 09/15/22 (Call 06/15/22)	893	917,209
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(b)	752	875,093
5.50%, 03/01/26 (Call 12/01/25)	229	266,968
6.00%, 02/15/35	449	591,557
6.38%, 05/15/33(b)	425	569,500
7.88%, 06/15/32	183	267,180

		12,832,481

Home Furnishings — 0.1%
Controladora Mabe SA de CV, 5.60%, 10/23/28
(Call 07/23/28)(a)	170	201,020
Harman International Industries Inc., 4.15%, 05/15/25
(Call 02/15/25)	50	55,125
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	280	303,451
3.80%, 11/15/24 (Call 08/15/24)(b)	200	215,240
4.40%, 03/15/29 (Call 12/15/28)(b)	588	678,438
Panasonic Corp.
2.68%, 07/19/24 (Call 06/19/24)(a)	225	236,293
3.11%, 07/19/29 (Call 04/19/29)(a)(b)	455	488,221
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	540	550,198
3.70%, 03/01/23	148	155,005
3.70%, 05/01/25(b)	405	443,311
4.00%, 03/01/24	214	231,245
4.50%, 06/01/46 (Call 12/01/45)	185	225,454
4.60%, 05/15/50 (Call 11/15/49)	746	938,265
4.75%, 02/26/29 (Call 11/26/28)	306	362,963
5.15%, 03/01/43(b)	90	115,770

		5,199,999

Security	Par (000)	Value

Household Products & Wares — 0.3%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)(b)	$315	$315,047
2.65%, 04/30/30 (Call 01/30/30)	527	546,572
3.35%, 04/15/23 (Call 01/15/23)	100	103,417
4.88%, 12/06/28 (Call 09/06/28)(b)	65	77,942
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)(b)	110	120,350
3.95%, 08/01/47 (Call 02/01/47)	135	162,374
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)(b)	649	642,964
3.05%, 09/15/22 (Call 06/15/22)	342	349,562
3.10%, 10/01/27 (Call 07/01/27)	533	582,042
3.50%, 12/15/24 (Call 09/15/24)	775	839,370
3.90%, 05/15/28 (Call 02/15/28)	450	511,374
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	608	602,985
2.40%, 06/01/23	109	112,975
2.65%, 03/01/25	268	284,561
2.75%, 02/15/26	115	124,350
2.88%, 02/07/50 (Call 08/07/49)(b)	496	519,950
3.05%, 08/15/25	538	585,075
3.10%, 03/26/30 (Call 12/26/29)	529	588,341
3.20%, 04/25/29 (Call 01/25/29)(b)	553	616,422
3.20%, 07/30/46 (Call 01/30/46)(b)	390	431,480
3.70%, 06/01/43	125	144,351
3.90%, 05/04/47 (Call 11/04/46)	142	175,286
3.95%, 11/01/28 (Call 08/01/28)	405	471,393
5.30%, 03/01/41	395	549,749
6.63%, 08/01/37	476	741,560
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/31 (Call 04/01/31)(a)	395	399,092
3.25%, 03/12/25(a)	255	270,453
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(a)	1,029	1,083,131
3.00%, 06/26/27 (Call 03/26/27)(a)(b)	2,052	2,224,639
3.63%, 09/21/23 (Call 06/21/23)(a)(b)	150	158,389
SC Johnson & Son Inc., 4.75%, 10/15/46
(Call 04/15/46)(a)(b)	750	1,008,507

		15,343,703

Insurance — 4.5%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6 mo. LIBOR US + 3.540%)(b)(c)	150	175,513
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	50	50,270
3.25%, 03/17/25	267	288,744
3.60%, 04/01/30 (Call 01/01/30)	790	897,882
3.63%, 11/15/24	641	701,099
4.00%, 10/15/46 (Call 04/15/46)	310	365,912
4.75%, 01/15/49 (Call 07/15/48)	492	659,818
6.45%, 08/15/40	225	328,519
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(a)(b)	50	53,243
3.20%, 09/16/40 (Call 03/16/40)(a)(b)	1,400	1,449,193
3.38%, 04/07/30 (Call 01/07/30)(a)	1,180	1,306,055
3.60%, 04/09/29 (Call 01/09/29)(a)(b)	530	593,158
4.50%, 03/16/46 (Call 09/16/45)(a)	525	674,615
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)	741	1,060,392
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	25	25,570
3.63%, 05/15/30 (Call 02/15/30)(b)	265	295,524

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.90%, 09/15/44 (Call 03/15/44)	$12	$15,292
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(b)	434	472,677
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	290	288,083
1.45%, 12/15/30 (Call 09/15/30)(b)	401	387,352
3.15%, 06/15/23	139	146,024
3.28%, 12/15/26 (Call 09/15/26)(b)	502	554,990
3.85%, 08/10/49 (Call 02/10/49)(b)	297	359,377
4.20%, 12/15/46 (Call 06/15/46)	523	656,664
4.50%, 06/15/43(b)	364	466,967
5.35%, 06/01/33	155	202,405
5.55%, 05/09/35(b)	698	955,892
5.95%, 04/01/36	90	126,528
6.50%, 05/15/67 (Call 05/15/37),
(3 mo. LIBOR US + 2.120%)(c)	450	604,125
Series B, 5.75%, 08/15/53 (Call 08/15/23)(c)	643	697,848
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)	407	464,869
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	264	288,625
4.50%, 06/15/47 (Call 12/15/46)	295	365,987
5.25%, 04/02/30 (Call 01/02/30)(b)	532	657,814
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	762	801,271
3.40%, 06/30/30 (Call 03/30/30)	1,070	1,176,801
3.75%, 07/10/25 (Call 04/10/25)	881	966,073
3.88%, 01/15/35 (Call 07/15/34)	673	770,286
3.90%, 04/01/26 (Call 01/01/26)	1,091	1,212,511
4.13%, 02/15/24	768	831,703
4.20%, 04/01/28 (Call 01/01/28)	268	308,014
4.25%, 03/15/29 (Call 12/15/28)(b)	734	848,888
4.38%, 06/30/50 (Call 12/30/49)	801	1,003,639
4.38%, 01/15/55 (Call 07/15/54)	597	746,194
4.50%, 07/16/44 (Call 01/16/44)	1,319	1,634,534
4.70%, 07/10/35 (Call 01/10/35)	504	622,780
4.75%, 04/01/48 (Call 10/01/47)	688	895,592
4.80%, 07/10/45 (Call 01/10/45)	551	711,244
6.25%, 05/01/36	615	865,545
8.18%, 05/15/68 (Call 05/15/38),
(3 mo. LIBOR US + 4.195%)(c)	693	1,032,570
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3 mo. LIBOR US + 2.868%)(c)	551	635,992
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(a)	450	459,505
AmFam Holdings Inc.
2.81%, 03/11/31 (Call 12/11/30)(a)	405	420,027
3.83%, 03/11/51 (Call 09/11/50)(a)	555	612,566
Aon Corp.
2.20%, 11/15/22	63	64,385
2.80%, 05/15/30 (Call 02/15/30)	778	822,975
3.75%, 05/02/29 (Call 02/02/29)	648	730,940
4.50%, 12/15/28 (Call 09/15/28)	358	417,632
6.25%, 09/30/40	300	435,442
8.21%, 01/01/27	100	130,267
Aon Corp./Aon Global Holdings PLC, 2.05%, 08/23/31
(Call 05/23/31)	55	54,737
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	573	614,623
3.88%, 12/15/25 (Call 09/15/25)	907	1,005,164
4.00%, 11/27/23 (Call 08/27/23)	550	587,372

Security	Par (000)	Value

Insurance (continued)
4.25%, 12/12/42	$165	$194,489
4.45%, 05/24/43 (Call 02/24/43)	361	438,210
4.60%, 06/14/44 (Call 03/14/44)	552	699,667
4.75%, 05/15/45 (Call 11/15/44)	140	180,022
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)(b)	812	920,530
5.03%, 12/15/46 (Call 06/15/46)	204	272,562
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	597	663,882
7.35%, 05/01/34(b)	80	119,231
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	752	1,000,364
Arthur J Gallagher & Co., 3.50%, 05/20/51 (Call 11/20/50) .	420	454,639
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(a)	90	94,701
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	924	1,001,539
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	225	226,382
3.70%, 02/22/30 (Call 11/22/29)	651	715,200
4.20%, 09/27/23 (Call 08/27/23)	463	494,938
4.90%, 03/27/28 (Call 12/27/27)	200	233,780
6.75%, 02/15/34	245	325,789
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)(b)	495	523,002
3.60%, 09/15/51 (Call 03/15/51)	500	516,496
5.00%, 07/01/24	459	512,366
Athene Global Funding
0.91%, 08/19/24(a)	1,000	1,001,610
0.95%, 01/08/24(a)	275	276,646
1.00%, 04/16/24(a)(b)	892	897,851
1.20%, 10/13/23(a)	175	177,243
1.45%, 01/08/26(a)(b)	227	228,598
1.61%, 06/29/26(a)	325	326,962
1.99%, 08/19/28(a)	1,000	996,061
2.45%, 08/20/27(a)	385	402,357
2.50%, 01/14/25(a)	374	391,485
2.50%, 03/24/28(a)	50	51,708
2.55%, 06/29/25(a)	234	245,990
2.55%, 11/19/30(a)	685	699,288
2.67%, 06/07/31(a)	340	348,404
2.75%, 06/25/24(a)	858	904,028
2.80%, 05/26/23(a)	130	135,070
2.95%, 11/12/26(a)(b)	515	552,007
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	150	163,204
3.95%, 05/25/51 (Call 11/25/50)(b)	480	541,981
4.13%, 01/12/28 (Call 10/12/27)(b)	920	1,033,419
6.15%, 04/03/30 (Call 01/03/30)	395	503,662
AXA SA
6.38%, (Call 12/14/36)(a)(b)(c)(d)	250	351,250
8.60%, 12/15/30	948	1,437,654
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)(b)	340	376,399
4.90%, 01/15/40 (Call 01/15/30)(b)(c)	260	277,177
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)(b)	255	283,779
5.15%, 04/01/45(b)	370	449,446
Belrose Funding Trust, 2.33%, 08/15/30
(Call 05/15/30)(a)(b)	383	382,158
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(b)	445	435,484
1.85%, 03/12/30 (Call 12/12/29)	816	829,716

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.50%, 01/15/51 (Call 07/15/50)	$390	$368,219
2.85%, 10/15/50 (Call 04/15/50)	1,200	1,209,124
4.20%, 08/15/48 (Call 02/15/48)	1,783	2,217,437
4.25%, 01/15/49 (Call 07/15/48)	1,139	1,431,096
4.30%, 05/15/43	523	653,870
4.40%, 05/15/42(b)	551	694,931
5.75%, 01/15/40(b)	530	773,503
Berkshire Hathaway Inc.
3.00%, 02/11/23	299	310,865
3.13%, 03/15/26 (Call 12/15/25)	1,017	1,112,752
4.50%, 02/11/43	867	1,113,904
Brighthouse Financial Global Funding
0.60%, 06/28/23(a)	325	325,280
1.55%, 05/24/26(a)	320	323,456
2.00%, 06/28/28(a)	200	201,555
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(b)	1,142	1,252,760
4.70%, 06/22/47 (Call 12/22/46)(b)	410	464,755
5.63%, 05/15/30 (Call 02/15/30)	559	681,486
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	633	640,876
4.20%, 09/15/24 (Call 06/15/24)	799	873,337
4.50%, 03/15/29 (Call 12/15/28)	550	631,340
Chubb Corp. (The), Series 1, 6.50%, 05/15/38	200	306,138
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	580	595,283
3.15%, 03/15/25	675	729,611
3.35%, 05/15/24	601	645,642
3.35%, 05/03/26 (Call 02/03/26)	825	907,133
4.35%, 11/03/45 (Call 05/03/45)	692	890,533
Cincinnati Financial Corp., 6.92%, 05/15/28(b)	310	408,302
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	120	119,278
3.45%, 08/15/27 (Call 05/10/27)(b)	698	771,906
3.90%, 05/01/29 (Call 02/01/29)	629	708,689
3.95%, 05/15/24 (Call 02/15/24)	929	1,002,269
4.50%, 03/01/26 (Call 12/01/25)	651	737,411
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	306	346,281
5.25%, 05/30/29 (Call 02/28/29)	401	476,937
Dai-Ichi Life Insurance Co. Ltd. (The), 5.10%,
(Call 10/28/24)(a)(b)(c)(d)	790	871,962
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(a)(b)	95	94,381
1.78%, 03/17/31 (Call 12/17/30)(a)	780	754,562
3.08%, 09/17/51 (Call 03/17/51)(a)(b)	635	661,708
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	240	239,594
4.95%, 06/01/29 (Call 03/01/29)	260	298,635
Equitable Financial Life Global Funding
0.50%, 11/17/23(a)	622	622,317
0.80%, 08/12/24(a)	340	340,683
1.00%, 01/09/26(a)	445	440,160
1.30%, 07/12/26(a)	950	952,245
1.40%, 07/07/25(a)	343	347,248
1.40%, 08/27/27(a)(b)	280	278,634
1.75%, 11/15/30(a)	385	373,333
1.80%, 03/08/28(a)	150	150,680

Security	Par (000)	Value

Insurance (continued)
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	$911	$1,046,339
5.00%, 04/20/48 (Call 10/20/47)	1,166	1,514,527
Everest Reinsurance Holdings Inc.
3.50%, 10/15/50 (Call 04/15/50)	505	550,311
4.87%, 06/01/44(b)	240	309,387
F&G Global Funding, 1.75%, 06/30/26(a)	875	889,566
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)(a)(b)	145	153,002
4.63%, 04/29/30 (Call 01/29/30)	452	518,317
4.85%, 04/17/28 (Call 01/17/28)	234	269,376
Fairfax U.S. Inc., 4.88%, 08/13/24(a)	200	218,771
Farmers Exchange Capital, 7.05%, 07/15/28(a)	165	206,383
Farmers Exchange Capital II, 6.15%, 11/01/53
(Call 11/01/33)(a)(b)(c)	400	522,792
Farmers Exchange Capital III, 5.45%, 10/15/54
(Call 10/15/34)(a)(c)	65	81,924
Farmers Insurance Exchange, 4.75%, 11/01/57
(Call 11/01/37)(a)(c)	340	390,103
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25
(Call 02/01/25)(a)	289	331,553
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	917	918,583
3.40%, 06/15/30 (Call 03/15/30)(b)	300	323,854
4.50%, 08/15/28 (Call 05/15/28)	592	683,052
5.50%, 09/01/22	376	394,913
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	150	148,131
4.00%, 05/15/30 (Call 02/15/30)(b)	134	149,698
4.60%, 11/15/24	280	308,951
Five Corners Funding Trust II, 2.85%, 05/15/30
(Call 02/15/30)(a)	1,235	1,313,045
GA Global Funding Trust
1.00%, 04/08/24(a)	760	765,468
1.63%, 01/15/26(a)	556	566,180
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(a)	625	636,209
4.40%, 10/15/29 (Call 07/15/29)(a)	460	509,569
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)(b)	505	505,104
4.55%, 09/15/28 (Call 06/15/28)(b)	665	781,031
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(a)	575	655,846
4.58%, 05/17/48 (Call 11/17/47)(a)(b)	305	398,195
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	165	199,888
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(a)	655	648,905
Guardian Life Global Funding
0.88%, 12/10/25(a)	726	721,128
1.10%, 06/23/25(a)	266	268,024
1.25%, 05/13/26(a)	265	266,328
1.25%, 11/19/27(a)	50	49,222
1.40%, 07/06/27(a)(b)	800	800,898
2.90%, 05/06/24(a)(b)	530	563,570
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)	375	407,522
4.85%, 01/24/77(a)(b)	456	607,229
4.88%, 06/19/64(a)(b)	195	257,936

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	$400	$406,623
4.50%, 04/15/26 (Call 01/15/26)	176	198,970
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)(b)	579	615,145
3.60%, 08/19/49 (Call 02/19/49)	465	522,345
4.30%, 04/15/43	333	403,128
4.40%, 03/15/48 (Call 09/15/47)	361	451,393
5.95%, 10/15/36	313	435,682
6.10%, 10/01/41	301	432,678
6.63%, 03/30/40	197	291,086
Jackson National Life Global Funding
2.65%, 06/21/24(a)(b)	331	347,381
3.05%, 04/29/26(a)(b)	405	437,215
3.25%, 01/30/24(a)	769	817,154
3.88%, 06/11/25(a)	692	761,027
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)(b)	275	276,958
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)	1,266	1,437,218
3.95%, 05/15/60 (Call 11/15/59)(a)	1,018	1,141,287
4.25%, 06/15/23(a)(b)	378	402,015
4.57%, 02/01/29(a)(b)	969	1,138,598
6.50%, 03/15/35(a)	35	49,657
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(b)	548	591,363
3.35%, 03/09/25	365	395,083
3.40%, 01/15/31 (Call 10/15/30)(b)	360	395,888
3.63%, 12/12/26 (Call 09/15/26)	490	543,449
3.80%, 03/01/28 (Call 12/01/27)	336	377,131
4.00%, 09/01/23	474	506,870
4.35%, 03/01/48 (Call 09/01/47)	390	475,765
4.38%, 06/15/50 (Call 12/15/49)(b)	160	199,061
6.30%, 10/09/37(b)	339	483,053
7.00%, 06/15/40	519	809,354
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	250	258,215
3.20%, 05/15/30 (Call 02/15/30)(b)	640	697,589
3.75%, 04/01/26 (Call 01/01/26)	501	557,866
4.13%, 05/15/43 (Call 11/15/42)	185	223,264
6.00%, 02/01/35	75	102,640
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	100	105,676
4.06%, 02/24/32 (Call 02/24/27)(b)(c)	500	549,742
4.15%, 03/04/26	424	478,713
5.38%, 03/04/46(b)	672	963,433
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)(b)	379	417,446
3.45%, 05/07/52 (Call 11/07/51)	440	462,858
3.50%, 11/01/27 (Call 08/01/27)	220	243,314
4.15%, 09/17/50 (Call 03/17/50)(b)	421	498,281
4.30%, 11/01/47 (Call 05/01/47)(b)	354	426,938
5.00%, 03/30/43	70	86,112
5.00%, 04/05/46(b)	408	535,447
5.00%, 05/20/49 (Call 11/20/48)	435	575,856
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(b)	585	598,974
3.30%, 03/14/23 (Call 01/14/23)	366	380,466
3.50%, 06/03/24 (Call 03/03/24)	663	710,479
3.50%, 03/10/25 (Call 12/10/24)	477	517,497
3.75%, 03/14/26 (Call 12/14/25)	451	500,446

Security	Par (000)	Value

Insurance (continued)
3.88%, 03/15/24 (Call 02/15/24)	$682	$735,888
4.05%, 10/15/23 (Call 07/15/23)	461	491,091
4.20%, 03/01/48 (Call 09/01/47)	496	621,585
4.35%, 01/30/47 (Call 07/30/46)	429	545,754
4.38%, 03/15/29 (Call 12/15/28)	962	1,130,739
4.75%, 03/15/39 (Call 09/15/38)	627	811,405
4.90%, 03/15/49 (Call 09/15/48)	861	1,185,646
5.88%, 08/01/33	360	491,110
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/50(a)	118	126,951
3.73%, 10/15/70(a)	655	715,011
4.50%, 04/15/65(a)	25	30,476
4.90%, 04/01/77(a)	458	612,108
5.08%, 02/15/69 (Call 02/15/49)(a)(c)	580	731,823
5.38%, 12/01/41(a)	25	33,605
MassMutual Global Funding II
0.48%, 08/28/23(a)	227	227,536
0.60%, 04/12/24(a)	506	507,741
0.85%, 06/09/23(a)(b)	50	50,491
1.20%, 07/16/26(a)	400	399,767
1.55%, 10/09/30(a)(b)	310	301,268
2.15%, 03/09/31(a)	955	982,809
2.35%, 01/14/27(a)(b)	580	610,311
2.75%, 06/22/24(a)	377	399,406
2.95%, 01/11/25(a)(b)	385	411,046
3.40%, 03/08/26(a)	855	940,796
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28)(a)(c)	200	231,883
5.20%, 10/20/45 (Call 10/20/25)(a)(c)	510	576,972
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	565	640,657
Met Tower Global Funding, 0.70%, 04/05/24(a)	435	435,793
MetLife Capital Trust IV, 7.88%, 12/15/67
(Call 12/15/32)(a)(b)	464	653,080
MetLife Inc.
3.00%, 03/01/25	346	370,905
3.60%, 04/10/24(b)	800	862,907
3.60%, 11/13/25 (Call 08/13/25)	280	308,962
4.05%, 03/01/45	722	877,594
4.13%, 08/13/42	510	617,277
4.55%, 03/23/30 (Call 12/23/29)	596	718,325
4.60%, 05/13/46 (Call 11/13/45)	528	694,519
4.72%, 12/15/44	587	774,582
4.88%, 11/13/43	209	279,919
5.70%, 06/15/35	920	1,279,878
5.88%, 02/06/41	808	1,167,474
6.38%, 06/15/34	738	1,058,095
6.40%, 12/15/36 (Call 12/15/31)(b)	1,128	1,449,832
6.50%, 12/15/32(b)	731	1,041,927
9.25%, 04/08/68 (Call 04/08/33)(a)(b)	25	38,202
10.75%, 08/01/69 (Call 08/01/34)(b)	360	637,180
Series D, 4.37%, 09/15/23	877	946,758
Metropolitan Life Global Funding I
0.40%, 01/07/24(a)	150	149,540
0.45%, 09/01/23(a)	295	295,615
0.90%, 06/08/23(a)	780	787,743
0.95%, 07/02/25(a)(b)	640	641,175
1.55%, 01/07/31(a)	310	300,093
1.95%, 01/13/23(a)	331	338,227
2.95%, 04/09/30(a)	579	627,566
3.00%, 01/10/23(a)	825	854,851

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.00%, 09/19/27(a)	$409	$445,116
3.05%, 06/17/29(a)(b)	624	683,794
3.45%, 12/18/26(a)	1,059	1,174,336
3.60%, 01/11/24(a)	355	380,994
Metropolitan Life Insurance Co., 7.80%, 11/01/25(a)	420	526,880
Munich Re America Corp., Series B, 7.45%, 12/15/26	50	65,326
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)(b)	800	921,014
5.30%, 11/18/44(a)	350	449,715
6.75%, 05/15/87	35	43,575
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)	1,629	1,871,048
7.88%, 04/01/33(a)	373	534,096
New York Life Global Funding
0.40%, 10/21/23(a)(b)	325	325,398
0.55%, 04/26/24(a)	655	655,524
0.85%, 01/15/26(a)	50	49,666
0.95%, 06/24/25(a)	126	126,336
1.10%, 05/05/23(a)(b)	575	582,028
1.15%, 06/09/26(a)	1,070	1,077,781
1.20%, 08/07/30(a)	345	328,395
1.85%, 08/01/31(a)	1,000	993,596
2.00%, 01/22/25(a)	854	890,504
2.88%, 04/10/24(a)(b)	931	986,806
2.90%, 01/17/24(a)	275	290,286
3.00%, 01/10/28(a)	480	524,120
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)(b)	631	728,413
4.45%, 05/15/69 (Call 11/15/68)(a)	945	1,208,201
5.88%, 05/15/33(a)(b)	175	234,282
6.75%, 11/15/39(a)	591	906,319
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(a)(c)	770	767,344
3.40%, 01/23/50 (Call 01/23/30)(a)(b)(c)	1,052	1,096,710
4.00%, 09/19/47 (Call 09/19/27)(a)(c)	500	546,250
4.70%, 01/20/46 (Call 01/20/26)(a)(c)	25	27,875
5.00%, 10/18/42 (Call 10/18/22)(a)(c)	110	114,642
5.10%, 10/16/44 (Call 10/16/24)(a)(c)	2,200	2,428,250
Northwestern Mutual Global Funding
0.60%, 03/25/24(a)	225	225,203
0.80%, 01/14/26(a)	445	440,333
1.70%, 06/01/28(a)	130	132,890
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(a)	10	11,047
3.63%, 09/30/59 (Call 03/30/59)(a)(b)	1,079	1,213,764
3.85%, 09/30/47 (Call 03/30/47)(a)	551	636,664
6.06%, 03/30/40(a)	290	416,326
Ohio National Financial Services Inc., 6.63%, 05/01/31(a)	310	374,448
Ohio National Life Insurance Co. (The), 6.88%,
06/15/42(a)(b)	290	393,613
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	200	219,285
3.88%, 08/26/26 (Call 07/26/26)(b)	521	582,667
4.88%, 10/01/24 (Call 09/01/24)	475	529,392
OneAmerica Financial Partners Inc., 4.25%, 10/15/50
(Call 04/15/50)(a)(b)	115	124,908
Pacific Life Global Funding II
0.50%, 09/23/23(a)	395	395,948
1.20%, 06/24/25(a)	662	667,586
1.38%, 04/14/26(a)	775	782,137

Security	Par (000)	Value

Insurance (continued)
1.45%, 01/20/28(a)	$835	$830,395
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47)(a)(c)	905	1,056,207
9.25%, 06/15/39(a)	35	58,004
Pacific LifeCorp., 3.35%, 09/15/50 (Call 03/15/50)(a)(b)	530	576,126
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	350	392,325
4.50%, 10/01/50 (Call 04/01/30)(c)	360	377,441
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a) .	361	386,021
Pricoa Global Funding I
0.80%, 09/01/25(a)	657	653,621
1.20%, 09/01/26(a)(b)	1,000	999,431
2.40%, 09/23/24(a)	485	511,145
3.45%, 09/01/23(a)(b)	420	446,994
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	558	562,646
3.10%, 11/15/26 (Call 08/15/26)	810	879,982
3.13%, 05/15/23(b)	492	513,214
3.30%, 09/15/22(b)	110	113,323
3.40%, 05/15/25 (Call 02/15/25)	119	128,572
3.70%, 05/15/29 (Call 02/15/29)(b)	313	353,466
4.30%, 11/15/46 (Call 05/15/46)	50	61,906
4.35%, 05/15/43	170	209,532
4.63%, 09/15/42	260	328,065
6.05%, 10/15/36(b)	150	213,950
Principal Life Global Funding II
0.50%, 01/08/24(a)	752	751,876
0.75%, 04/12/24(a)	245	245,728
0.75%, 08/23/24(a)(b)	50	50,081
0.88%, 01/12/26(a)	110	108,578
1.25%, 05/11/23(a)(b)	290	294,257
1.25%, 06/23/25(a)	353	355,414
1.25%, 08/16/26(a)	745	746,635
1.50%, 08/27/30(a)(b)	400	384,595
1.63%, 11/19/30(a)	150	144,669
2.25%, 11/21/24(a)	381	397,650
2.50%, 09/16/29(a)(b)	462	488,881
3.00%, 04/18/26(a)(b)	565	607,834
Progressive Corp. (The)
2.45%, 01/15/27(b)	670	715,986
3.20%, 03/26/30 (Call 12/26/29)	740	817,951
3.70%, 01/26/45	82	95,695
3.95%, 03/26/50 (Call 09/26/49)(b)	387	477,503
4.00%, 03/01/29 (Call 12/01/28)	341	394,449
4.13%, 04/15/47 (Call 10/15/46)	660	825,141
4.20%, 03/15/48 (Call 09/15/47)	590	744,749
4.35%, 04/25/44	135	170,878
6.25%, 12/01/32	245	340,256
6.63%, 03/01/29	40	52,934
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(a)	411	442,829
4.30%, 09/30/28 (Call 06/30/28)(a)	359	408,283
Protective Life Global Funding
0.47%, 01/12/24(a)	145	144,568
0.50%, 04/12/23(a)	310	310,422
0.63%, 10/13/23(a)	255	256,109
0.78%, 07/05/24(a)	495	495,269
1.17%, 07/15/25(a)	200	200,624
1.62%, 04/15/26(a)	915	931,186
1.74%, 09/21/30(a)	440	431,992

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
1.90%, 07/06/28(a)	$565	$574,629
3.10%, 04/15/24(a)	470	499,270
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(b)	425	433,133
2.10%, 03/10/30 (Call 12/10/29)	175	178,923
3.00%, 03/10/40 (Call 09/10/39)(b)	455	477,656
3.70%, 10/01/50 (Call 07/01/30)(b)(c)	200	210,703
3.70%, 03/13/51 (Call 09/13/50)	1,223	1,424,404
3.88%, 03/27/28 (Call 12/27/27)(b)	540	619,070
3.91%, 12/07/47 (Call 06/07/47)	702	831,928
3.94%, 12/07/49 (Call 06/07/49)	697	833,391
4.35%, 02/25/50 (Call 08/25/49)(b)	641	818,397
4.42%, 03/27/48 (Call 09/27/47)	290	367,575
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(b)(c)	288	315,399
4.60%, 05/15/44	305	392,997
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(c)	453	486,619
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(b)(c)	218	242,077
5.63%, 06/15/43 (Call 06/15/23)(c)	1,032	1,102,102
5.70%, 12/14/36	783	1,085,492
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(b)(c)	586	690,015
5.88%, 09/15/42 (Call 09/15/22)(c)	175	183,747
6.63%, 12/01/37	125	185,687
6.63%, 06/21/40	290	441,760
Series B, 5.75%, 07/15/33	56	74,670
Prudential PLC, 3.13%, 04/14/30(b)	779	850,670
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)(b)	301	323,922
3.90%, 05/15/29 (Call 02/15/29)	903	1,018,519
3.95%, 09/15/26 (Call 06/15/26)	450	502,523
4.70%, 09/15/23	33	35,673
Reliance Standard Life Global Funding II
2.50%, 10/30/24(a)	625	651,681
2.75%, 01/21/27(a)(b)	780	829,482
3.85%, 09/19/23(a)	535	569,253
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)(b)	344	379,431
3.70%, 04/01/25 (Call 01/01/25)	26	28,213
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	110	122,219
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(a)	305	317,511
4.45%, 05/12/27 (Call 02/12/27)(a)	285	320,325
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(a)	80	86,045
5.13%, 11/13/26 (Call 09/13/26)(a)(b)	418	467,183
Securian Financial Group Inc., 4.80%, 04/15/48(a)(b)	440	545,299
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	50	64,979
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(a)	175	177,888
Sompo International Holdings Ltd., 7.00%, 07/15/34(b)	290	403,972
Sompo Japan Insurance Inc., 5.33%, 03/28/73 (Call 03/28/23)(a)(b)(c)	190	201,875
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31)(a)(b)(c)	850	886,125
6.50%, 09/20/73 (Call 09/20/23)(a)(c)	350	386,925

Security	Par (000)	Value

Insurance (continued)
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(c)	$769	$883,195
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	588	739,278
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)	870	936,413
4.27%, 05/15/47 (Call 11/15/46)(a)	1,526	1,880,661
4.38%, 09/15/54 (Call 09/15/24)(a)(c)	105	110,011
4.90%, 09/15/44(a)(b)	687	904,475
6.85%, 12/16/39(a)	961	1,472,538
Transatlantic Holdings Inc., 8.00%, 11/30/39	495	775,431
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	465	453,275
3.05%, 06/08/51 (Call 12/08/50)	170	182,233
3.75%, 05/15/46 (Call 11/15/45)	425	503,442
4.00%, 05/30/47 (Call 11/30/46)	506	622,106
4.05%, 03/07/48 (Call 09/07/47)	233	289,921
4.10%, 03/04/49 (Call 09/04/48)(b)	407	517,480
4.30%, 08/25/45 (Call 02/25/45)	603	764,833
4.60%, 08/01/43(b)	440	578,225
5.35%, 11/01/40	644	909,623
6.25%, 06/15/37	470	693,469
6.75%, 06/20/36(b)	365	557,186
Travelers Property Casualty Corp., 6.38%, 03/15/33	459	657,041
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	80	90,141
6.13%, 08/15/43	177	249,623
Unum Group
3.88%, 11/05/25	20	21,898
4.00%, 03/15/24	595	639,799
4.00%, 06/15/29 (Call 03/15/29)	61	68,495
4.13%, 06/15/51 (Call 12/15/50)	250	253,427
4.50%, 12/15/49 (Call 06/15/49)(b)	240	256,800
5.75%, 08/15/42	241	303,538
Validus Holdings Ltd., 8.88%, 01/26/40	112	186,744
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	560	595,211
3.65%, 06/15/26(b)	478	529,470
4.70%, 01/23/48 (Call 01/23/28)(c)	310	328,041
4.80%, 06/15/46(b)	483	621,032
5.65%, 05/15/53 (Call 05/15/23)(c)	605	639,981
5.70%, 07/15/43	259	361,594
W R Berkley Corp., 3.55%, 03/30/52 (Call 09/30/51)	367	400,412
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)(b)	250	330,443
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(a)	630	702,771
5.15%, 01/15/49 (Call 07/15/48)(a)(b)	100	133,587
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	585	620,987
3.60%, 05/15/24 (Call 03/15/24)	345	369,366
3.88%, 09/15/49 (Call 03/15/49)	610	689,040
4.50%, 09/15/28 (Call 06/15/28)	657	760,139
5.05%, 09/15/48 (Call 03/15/48)	450	591,488
Wilton Re Finance LLC, 5.88%, 03/30/33 (Call 03/30/23)(a)(c)	200	211,152
WR Berkley Corp.
4.00%, 05/12/50 (Call 11/12/49)(b)	485	567,091
4.75%, 08/01/44(b)	315	403,756
XLIT Ltd.
4.45%, 03/31/25	614	687,156

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.25%, 12/15/43(b)	$175	$247,941
5.50%, 03/31/45(b)	485	674,376

		271,755,289

Internet — 1.6%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(b)	200	196,768
2.70%, 02/09/41 (Call 08/09/40)	215	203,733
2.80%, 06/06/23 (Call 05/06/23)	670	694,783
3.15%, 02/09/51 (Call 08/09/50)(b)	385	379,116
3.25%, 02/09/61 (Call 08/09/60)(b)	735	712,373
3.40%, 12/06/27 (Call 09/06/27)	1,777	1,935,242
3.60%, 11/28/24 (Call 08/28/24)	1,443	1,556,000
4.00%, 12/06/37 (Call 06/06/37)	1,287	1,439,594
4.20%, 12/06/47 (Call 06/06/47)(b)	815	946,793
4.40%, 12/06/57 (Call 06/06/57)	790	943,950
4.50%, 11/28/34 (Call 05/28/34)	1,070	1,260,778
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	331	328,191
0.80%, 08/15/27 (Call 06/15/27)(b)	1,240	1,211,854
1.10%, 08/15/30 (Call 05/15/30)(b)	1,741	1,653,294
1.90%, 08/15/40 (Call 02/15/40)	1,060	983,832
2.00%, 08/15/26 (Call 05/15/26)	1,569	1,649,348
2.05%, 08/15/50 (Call 02/15/50)	1,565	1,420,312
2.25%, 08/15/60 (Call 02/15/60)	1,257	1,142,468
3.38%, 02/25/24	951	1,021,527
Amazon.com Inc.
0.40%, 06/03/23	714	717,205
0.45%, 05/12/24(b)	1,172	1,172,606
0.80%, 06/03/25 (Call 05/03/25)	1,230	1,233,240
1.00%, 05/12/26 (Call 04/12/26)(b)	945	950,080
1.20%, 06/03/27 (Call 04/03/27)	1,175	1,180,768
1.50%, 06/03/30 (Call 03/03/30)	1,445	1,420,529
1.65%, 05/12/28 (Call 03/12/28)	1,327	1,351,416
2.10%, 05/12/31 (Call 02/12/31)	1,145	1,174,003
2.40%, 02/22/23 (Call 01/22/23)	878	904,518
2.50%, 11/29/22 (Call 08/29/22)	475	485,579
2.50%, 06/03/50 (Call 12/03/49)	2,460	2,361,565
2.70%, 06/03/60 (Call 12/03/59)	1,539	1,497,601
2.80%, 08/22/24 (Call 06/22/24)	1,597	1,700,580
2.88%, 05/12/41 (Call 11/12/40)	1,015	1,064,236
3.10%, 05/12/51 (Call 11/12/50)	795	856,481
3.15%, 08/22/27 (Call 05/22/27)	2,172	2,403,760
3.25%, 05/12/61 (Call 11/12/60)	1,300	1,419,287
3.80%, 12/05/24 (Call 09/05/24)	1,048	1,149,583
3.88%, 08/22/37 (Call 02/22/37)	2,048	2,443,242
4.05%, 08/22/47 (Call 02/22/47)	2,301	2,843,710
4.25%, 08/22/57 (Call 02/22/57)	1,583	2,062,286
4.80%, 12/05/34 (Call 06/05/34)	1,133	1,465,096
4.95%, 12/05/44 (Call 06/05/44)	1,125	1,546,800
5.20%, 12/03/25 (Call 09/03/25)	1,227	1,436,368
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	200	200,975
3.08%, 04/07/25 (Call 03/07/25)(b)	200	211,794
3.43%, 04/07/30 (Call 01/07/30)	50	54,052
3.50%, 11/28/22	600	619,858
3.63%, 07/06/27(b)	615	680,578
3.88%, 09/29/23 (Call 08/29/23)	360	381,601
4.38%, 03/29/28 (Call 12/29/27)	325	369,522
4.88%, 11/14/28 (Call 08/14/28)(b)	425	503,236

Security	Par (000)	Value

Internet (continued)
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	$641	$663,853
3.55%, 03/15/28 (Call 12/15/27)(b)	789	880,563
3.60%, 06/01/26 (Call 03/01/26)(b)	1,128	1,248,957
3.65%, 03/15/25 (Call 12/15/24)(b)	410	446,295
4.63%, 04/13/30 (Call 01/13/30)	776	927,970
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	546	611,959
4.50%, 06/20/28 (Call 03/20/28)	520	605,874
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	715	721,015
1.90%, 03/11/25 (Call 02/11/25)	289	298,942
2.60%, 05/10/31 (Call 02/10/31)	305	314,300
2.70%, 03/11/30 (Call 12/11/29)	617	644,784
2.75%, 01/30/23 (Call 12/30/22)	260	268,402
3.45%, 08/01/24 (Call 05/01/24)	1,348	1,447,479
3.60%, 06/05/27 (Call 03/05/27)	497	555,021
3.65%, 05/10/51 (Call 11/10/50)	560	613,714
4.00%, 07/15/42 (Call 01/15/42)	991	1,121,982
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(b)	549	558,614
3.25%, 02/15/30 (Call 11/15/29)	1,516	1,572,170
3.60%, 12/15/23 (Call 11/15/23)	611	648,241
3.80%, 02/15/28 (Call 11/15/27)	377	407,905
4.50%, 08/15/24 (Call 05/15/24)	774	842,209
4.63%, 08/01/27 (Call 05/01/27)	715	808,586
5.00%, 02/15/26 (Call 11/15/25)	1,077	1,218,851
6.25%, 05/01/25 (Call 02/01/25)(a)	555	640,503
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)(b)	214	228,323
3.88%, 04/29/26(b)	225	245,947
Meituan
2.13%, 10/28/25 (Call 09/28/25)(a)	200	195,322
3.05%, 10/28/30 (Call 01/28/30)(a)(b)	800	757,788
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)(b)	1,250	1,222,907
3.68%, 01/21/30 (Call 10/21/29)(a)	886	922,340
3.83%, 02/08/51 (Call 08/08/50)(a)	1,710	1,548,612
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	772	823,318
3.30%, 04/01/27 (Call 01/01/27)	669	736,025
3.63%, 04/01/25 (Call 01/01/25)	561	612,522
3.75%, 04/01/24 (Call 03/01/24)	347	374,428
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)	200	202,467
2.39%, 06/03/30 (Call 03/03/30)(a)	1,495	1,492,162
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	930	967,083
3.24%, 06/03/50 (Call 12/03/49)(a)	1,480	1,448,793
3.28%, 04/11/24 (Call 03/11/24)(a)	387	410,607
3.29%, 06/03/60 (Call 12/03/59)(a)(b)	460	443,978
3.58%, 04/11/26 (Call 02/11/26)(a)	568	617,860
3.60%, 01/19/28 (Call 10/19/27)(a)	1,495	1,618,729
3.80%, 02/11/25(a)(b)	55	59,564
3.84%, 04/22/51 (Call 10/22/50)(a)	420	454,495
3.93%, 01/19/38 (Call 07/19/37)(a)(b)	209	226,279
3.94%, 04/22/61 (Call 10/22/60)(a)	1,000	1,108,820
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	2,030	2,251,027
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	505	606,717
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)(b)	535	514,382

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	$590	$606,880
4.75%, 07/15/27 (Call 07/15/22)	660	695,112
5.25%, 04/01/25 (Call 01/01/25)	460	519,852
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)	100	102,361
3.50%, 07/05/24 (Call 06/05/24)	400	418,691

		98,043,691

Iron & Steel — 0.3%
ArcelorMittal SA
3.60%, 07/16/24(b)	35	37,275
4.25%, 07/16/29	50	56,018
6.75%, 03/01/41	50	71,424
7.00%, 10/15/39	85	122,188
Gerdau Trade Inc., 4.88%, 10/24/27(a)	100	113,693
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(a)	510	571,460
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(a)(b)	585	647,215
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	675	699,267
2.70%, 06/01/30 (Call 03/01/30)(b)	374	394,884
2.98%, 12/15/55 (Call 06/15/55)(a)	817	830,178
3.95%, 05/01/28 (Call 02/01/28)(b)	535	610,302
4.00%, 08/01/23 (Call 05/01/23)	390	413,115
4.13%, 09/15/22 (Call 06/15/22)	628	646,668
4.40%, 05/01/48 (Call 11/01/47)(b)	120	153,484
5.20%, 08/01/43 (Call 02/01/43)	25	33,948
POSCO
2.38%, 11/12/22(a)	275	280,393
2.38%, 01/17/23(a)	200	204,266
2.75%, 07/15/24(a)	75	78,753
4.00%, 08/01/23(a)	225	238,500
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	235	235,839
2.15%, 08/15/30 (Call 05/15/30)	225	223,187
4.50%, 04/15/23 (Call 01/15/23)	383	403,249
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	132	131,967
2.40%, 06/15/25 (Call 05/15/25)	150	156,404
2.80%, 12/15/24 (Call 11/15/24)	406	427,838
3.25%, 01/15/31 (Call 10/15/30)	460	499,360
3.25%, 10/15/50 (Call 04/15/50)	291	295,387
3.45%, 04/15/30 (Call 01/15/30)	670	733,995
5.00%, 12/15/26 (Call 12/15/21)(b)	715	741,973
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	1,423	1,516,847
6.25%, 08/10/26	1,676	2,020,979
6.88%, 11/21/36	1,365	1,914,426
6.88%, 11/10/39	787	1,126,008
Vale SA, 5.63%, 09/11/42	285	366,869

		16,997,359

Leisure Time — 0.0%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)	130	127,659
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	79	84,849
4.63%, 07/28/45 (Call 01/28/45)	307	333,494

		546,002

Security	Par (000)	Value

Lodging — 0.3%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	$256	$274,554
3.70%, 01/15/31 (Call 10/15/30)	427	461,294
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	429	445,761
4.38%, 09/15/28 (Call 06/15/28)(b)	486	531,472
4.85%, 03/15/26 (Call 12/15/25)	382	426,142
5.38%, 04/23/25 (Call 03/23/25)	192	214,857
5.75%, 04/23/30 (Call 01/23/30)	450	540,198
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	620	640,506
3.20%, 08/08/24 (Call 07/08/24)	1,366	1,419,427
3.50%, 08/18/26 (Call 06/18/26)	723	759,696
3.90%, 08/08/29 (Call 05/08/29)(b)	565	594,200
Marriott International Inc./MD
3.13%, 02/15/23 (Call 11/15/22)	80	82,204
3.60%, 04/15/24 (Call 03/15/24)	150	160,031
3.75%, 03/15/25 (Call 12/15/24)	485	521,434
3.75%, 10/01/25 (Call 07/01/25)	430	463,360
4.50%, 10/01/34 (Call 04/01/34)	438	503,782
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	280	322,230
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	800	919,064
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	882	1,013,565
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	880	939,372
Series R, 3.13%, 06/15/26 (Call 03/15/26)	574	613,209
Series X, 4.00%, 04/15/28 (Call 01/15/28)	463	511,692
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	330	352,094
Marriott International Inc/MD, Series HH, 2.85%, 04/15/31 (Call 01/15/31)	523	533,550
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	73	77,505
4.38%, 06/18/30 (Call 03/18/30)(b)	65	71,057
4.60%, 08/08/23 (Call 07/08/23)	1,080	1,140,480
5.13%, 08/08/25 (Call 06/08/25)(b)	100	111,194
5.40%, 08/08/28 (Call 05/08/28)	795	914,727

		15,558,657

Machinery — 0.9%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	179	204,665
Caterpillar Financial Services Corp.
0.45%, 09/14/23	914	916,214
0.45%, 05/17/24(b)	285	285,168
0.65%, 07/07/23	539	542,140
0.80%, 11/13/25(b)	535	534,243
0.90%, 03/02/26	490	490,113
1.10%, 09/14/27(b)	665	663,236
1.45%, 05/15/25	667	682,712
1.90%, 09/06/22	528	536,535
1.95%, 11/18/22	273	278,755
2.15%, 11/08/24	875	917,305
2.40%, 08/09/26(b)	200	213,285
2.55%, 11/29/22	625	642,794
2.63%, 03/01/23	186	192,244
2.85%, 05/17/24	614	653,784
3.25%, 12/01/24	711	774,804
3.30%, 06/09/24	91	98,134
3.45%, 05/15/23	674	709,876
3.65%, 12/07/23	712	764,798
3.75%, 11/24/23(b)	789	850,247
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(b)	720	725,436

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.60%, 09/19/29 (Call 06/19/29)	$625	$666,355
2.60%, 04/09/30 (Call 01/09/30)(b)	527	562,340
3.25%, 09/19/49 (Call 03/19/49)	1,074	1,194,891
3.25%, 04/09/50 (Call 10/09/49)	641	717,647
3.40%, 05/15/24 (Call 02/15/24)	228	244,413
3.80%, 08/15/42	830	990,785
4.30%, 05/15/44 (Call 11/15/43)	239	309,868
4.75%, 05/15/64 (Call 11/15/63)(b)	570	830,667
5.20%, 05/27/41	596	828,400
5.30%, 09/15/35(b)	270	361,330
6.05%, 08/15/36	65	95,711
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	90	89,981
1.88%, 01/15/26 (Call 12/15/25)	578	590,818
1.95%, 07/02/23	360	368,753
4.20%, 01/15/24	157	169,292
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	287	320,081
4.50%, 08/15/23	743	796,564
Crane Co.
4.20%, 03/15/48 (Call 09/15/47)	150	167,494
4.45%, 12/15/23 (Call 09/15/23)	20	21,549
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	604	643,456
2.88%, 09/07/49 (Call 03/07/49)(b)	599	636,545
3.10%, 04/15/30 (Call 01/15/30)(b)	360	398,443
3.75%, 04/15/50 (Call 10/15/49)(b)	524	641,846
3.90%, 06/09/42 (Call 12/09/41)	712	865,679
5.38%, 10/16/29	376	480,500
7.13%, 03/03/31(b)	173	249,741
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	238	256,918
3.15%, 11/15/25 (Call 08/15/25)	305	329,478
5.38%, 10/15/35(b)	433	563,146
5.38%, 03/01/41 (Call 12/01/40)(b)	407	541,496
Flowserve Corp.
3.50%, 10/01/30 (Call 07/01/30)(b)	600	632,596
4.00%, 11/15/23 (Call 08/15/23)	360	380,436
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	160	164,876
3.00%, 05/01/30 (Call 02/01/30)(b)	142	151,172
John Deere Capital Corp.
0.40%, 10/10/23	422	423,323
0.45%, 01/17/24(b)	95	95,050
0.45%, 06/07/24	450	450,174
0.70%, 07/05/23	481	484,879
0.70%, 01/15/26	315	312,306
1.05%, 06/17/26	1,008	1,010,017
1.20%, 04/06/23	407	412,798
1.45%, 01/15/31	116	113,019
1.50%, 03/06/28	345	347,170
1.75%, 03/09/27	733	754,863
2.00%, 06/17/31	1,800	1,825,925
2.05%, 01/09/25	552	577,121
2.15%, 09/08/22	627	639,774
2.25%, 09/14/26	373	395,153
2.45%, 01/09/30	339	357,920
2.60%, 03/07/24	323	340,234
2.65%, 06/24/24	505	535,233
2.65%, 06/10/26	36	38,795

Security	Par (000)	Value

Machinery (continued)
2.70%, 01/06/23	$222	$229,306
2.80%, 01/27/23	635	657,511
2.80%, 03/06/23(b)	742	770,285
2.80%, 09/08/27	388	420,402
2.80%, 07/18/29	232	251,724
3.05%, 01/06/28	255	280,829
3.35%, 06/12/24	502	540,603
3.40%, 09/11/25(b)	100	109,856
3.45%, 06/07/23	426	449,944
3.45%, 01/10/24(b)	396	423,362
3.45%, 03/13/25	573	627,492
3.45%, 03/07/29	418	470,783
3.65%, 10/12/23	286	305,915
nVent Finance Sarl
3.95%, 04/15/23 (Call 03/15/23)	150	156,575
4.55%, 04/15/28 (Call 01/15/28)	60	66,621
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	130	138,843
4.60%, 05/15/28 (Call 02/15/28)	325	374,737
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	1,239	1,283,671
2.29%, 04/05/27 (Call 02/05/27)(b)	695	728,370
2.57%, 02/15/30 (Call 11/15/29)(b)	1,189	1,242,242
3.11%, 02/15/40 (Call 08/15/39)(b)	586	612,881
3.36%, 02/15/50 (Call 08/15/49)	582	632,466
Rockwell Automation Inc.
0.35%, 08/15/23 (Call 08/15/22)	35	35,008
1.75%, 08/15/31 (Call 05/15/31)	195	193,404
2.80%, 08/15/61 (Call 02/15/61)	285	284,756
2.88%, 03/01/25 (Call 12/01/24)	100	106,195
3.50%, 03/01/29 (Call 12/01/28)(b)	765	859,514
4.20%, 03/01/49 (Call 09/01/48)	487	621,197
6.25%, 12/01/37	262	377,640
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	664	708,215
3.45%, 11/15/26 (Call 08/15/26)	613	658,385
4.38%, 08/15/23 (Call 05/15/23)	235	247,846
4.40%, 03/15/24 (Call 02/15/24)	240	258,667
4.95%, 09/15/28 (Call 06/15/28)	984	1,145,371
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(b)	453	460,358
2.25%, 01/30/31 (Call 10/30/30)(b)	373	379,198
3.25%, 11/01/26 (Call 08/01/26)(b)	751	822,222
4.38%, 11/01/46 (Call 05/01/46)	290	349,416

		55,335,319

Manufacturing — 1.0%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)(b)	86	87,728
2.00%, 02/14/25 (Call 01/14/25)(b)	556	578,617
2.25%, 03/15/23 (Call 02/15/23)	279	286,743
2.25%, 09/19/26 (Call 06/19/26)	443	468,685
2.38%, 08/26/29 (Call 05/26/29)(b)	796	838,536
2.65%, 04/15/25 (Call 03/15/25)	586	622,879
2.88%, 10/15/27 (Call 07/15/27)	740	808,636
3.00%, 08/07/25	507	548,230
3.05%, 04/15/30 (Call 01/15/30)	494	543,274
3.13%, 09/19/46 (Call 03/19/46)	505	546,826
3.25%, 02/14/24 (Call 01/14/24)	599	637,769
3.25%, 08/26/49 (Call 02/26/49)(b)	800	879,257
3.38%, 03/01/29 (Call 12/01/28)	664	742,671

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.63%, 09/14/28 (Call 06/14/28)	$464	$526,693
3.63%, 10/15/47 (Call 04/15/47)	369	427,583
3.70%, 04/15/50 (Call 10/15/49)	777	924,896
4.00%, 09/14/48 (Call 03/14/48)	790	970,583
5.70%, 03/15/37	400	559,273
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	280	293,221
3.50%, 12/01/24 (Call 10/01/24)	624	670,978
3.75%, 11/15/22 (Call 08/15/22)	95	97,989
3.75%, 12/01/27 (Call 09/01/27)	540	600,453
Eaton Corp.
2.75%, 11/02/22	390	401,018
3.10%, 09/15/27 (Call 06/15/27)	513	559,083
3.92%, 09/15/47 (Call 02/15/47)	197	232,804
4.00%, 11/02/32	840	988,251
4.15%, 11/02/42	769	927,929
General Electric Co.
3.38%, 03/11/24	556	594,149
3.45%, 05/15/24 (Call 02/13/24)	492	525,862
3.45%, 05/01/27 (Call 03/01/27)(b)	661	729,098
3.63%, 05/01/30 (Call 02/01/30)	140	157,387
4.13%, 10/09/42	305	356,314
4.25%, 05/01/40 (Call 11/01/39)	630	750,237
4.35%, 05/01/50 (Call 11/01/49)(b)	1,120	1,377,844
4.50%, 03/11/44	593	729,224
5.55%, 01/05/26	410	483,891
5.88%, 01/14/38	1,292	1,778,073
6.15%, 08/07/37	396	554,799
6.75%, 03/15/32	2,340	3,249,686
6.88%, 01/10/39	870	1,316,637
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	944	1,014,656
3.50%, 03/01/24 (Call 12/01/23)	742	791,510
3.90%, 09/01/42 (Call 03/01/42)	1,250	1,502,569
4.88%, 09/15/41 (Call 03/15/41)(b)	210	281,880
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	397	417,084
3.25%, 03/01/27 (Call 12/01/26)	551	599,976
3.25%, 06/14/29 (Call 03/14/29)	776	843,726
3.30%, 11/21/24 (Call 08/21/24)(b)	354	379,577
3.50%, 09/15/22	81	83,626
4.00%, 06/14/49 (Call 12/14/48)	450	528,138
4.10%, 03/01/47 (Call 09/01/46)(b)	480	566,763
4.20%, 11/21/34 (Call 05/21/34)	564	661,560
4.45%, 11/21/44 (Call 05/21/44)	482	596,326
6.25%, 05/15/38	125	176,383
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	175	203,176
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(a)	1,426	1,434,198
1.20%, 03/11/26(a)	1,725	1,731,448
1.70%, 03/11/28(a)(b)	1,555	1,571,778
2.00%, 09/15/23(a)	380	392,365
2.15%, 03/11/31(a)(b)	1,591	1,620,830
2.35%, 10/15/26(a)(b)	780	824,129
2.88%, 03/11/41(a)	1,480	1,547,722
3.25%, 05/27/25(a)	1,090	1,181,747
3.30%, 09/15/46(a)(b)	710	790,499
3.40%, 03/16/27(a)	610	675,366
4.20%, 03/16/47(a)	1,297	1,649,654
4.40%, 05/27/45(a)(b)	655	846,729

Security	Par (000)	Value

Manufacturing (continued)
6.13%, 08/17/26(a)	$830	$1,020,108
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(b)	227	230,428
3.00%, 06/01/30 (Call 03/01/30)(b)	670	715,960
3.38%, 03/01/28 (Call 12/01/27)	25	27,287
3.65%, 03/15/27 (Call 12/15/26)	425	470,728
3.88%, 03/01/25 (Call 12/01/24)	375	409,029
3.90%, 09/17/29 (Call 06/17/29)	500	563,464
4.00%, 03/15/26 (Call 12/15/25)	416	463,089
4.30%, 03/01/24 (Call 12/01/23)	465	502,614
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)(b)	439	493,849
4.25%, 06/15/23	389	414,413
4.30%, 02/21/48 (Call 08/21/47)	135	166,272
5.75%, 06/15/43(b)	344	503,219
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	341	373,428
3.55%, 11/01/24 (Call 08/01/24)	315	340,060
3.80%, 03/21/29 (Call 12/21/28)	424	479,981
4.50%, 03/21/49 (Call 09/21/48)	299	380,042
4.65%, 11/01/44 (Call 05/01/44)	355	453,388

		59,294,580

Media — 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	930	906,033
2.80%, 04/01/31 (Call 01/01/31)	1,138	1,166,015
3.50%, 06/01/41 (Call 12/01/40)	470	475,152
3.70%, 04/01/51 (Call 10/01/50)	1,567	1,577,369
3.75%, 02/15/28 (Call 11/15/27)	857	947,907
3.85%, 04/01/61 (Call 10/01/60)	1,620	1,612,118
3.90%, 06/01/52 (Call 12/01/51)(b)	1,190	1,228,485
4.20%, 03/15/28 (Call 12/15/27)	723	818,302
4.40%, 12/01/61 (Call 06/01/61)	600	657,425
4.50%, 02/01/24 (Call 01/01/24)	1,237	1,342,728
4.80%, 03/01/50 (Call 09/01/49)	2,119	2,474,824
4.91%, 07/23/25 (Call 04/23/25)	1,354	1,532,045
5.05%, 03/30/29 (Call 12/30/28)	734	869,124
5.13%, 07/01/49 (Call 01/01/49)	980	1,176,801
5.38%, 04/01/38 (Call 10/01/37)	402	496,837
5.38%, 05/01/47 (Call 11/01/46)	1,322	1,626,794
5.75%, 04/01/48 (Call 10/01/47)	1,799	2,313,870
6.38%, 10/23/35 (Call 04/23/35)	1,345	1,797,834
6.48%, 10/23/45 (Call 04/23/45)	2,510	3,500,217
6.83%, 10/23/55 (Call 04/23/55)	510	761,420
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	834	926,116
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	1,291	1,237,769
1.95%, 01/15/31 (Call 10/15/30)	857	850,333
2.35%, 01/15/27 (Call 10/15/26)	844	890,619
2.45%, 08/15/52 (Call 02/15/52)(b)	1,138	1,048,593
2.65%, 02/01/30 (Call 11/01/29)	1,009	1,061,519
2.65%, 08/15/62 (Call 02/15/62)(b)	863	802,457
2.80%, 01/15/51 (Call 07/15/50)	1,423	1,382,287
2.89%, 11/01/51 (Call 05/01/51)(a)	3,715	3,697,420
2.94%, 11/01/56 (Call 05/01/56)(a)	3,487	3,454,030
2.99%, 11/01/63 (Call 05/01/63)(a)	2,541	2,500,501
3.10%, 04/01/25 (Call 03/01/25)	785	844,175
3.15%, 03/01/26 (Call 12/01/25)(b)	1,082	1,175,261

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.15%, 02/15/28 (Call 11/15/27)	$1,018	$1,119,373
3.20%, 07/15/36 (Call 01/15/36)	880	958,676
3.25%, 11/01/39 (Call 05/01/39)	1,053	1,145,528
3.30%, 02/01/27 (Call 11/01/26)	412	452,565
3.30%, 04/01/27 (Call 02/01/27)	370	407,213
3.38%, 02/15/25 (Call 11/15/24)	873	944,600
3.38%, 08/15/25 (Call 05/15/25)	933	1,016,531
3.40%, 04/01/30 (Call 01/01/30)	1,139	1,265,793
3.40%, 07/15/46 (Call 01/15/46)	946	1,031,449
3.45%, 02/01/50 (Call 08/01/49)	1,403	1,541,287
3.55%, 05/01/28 (Call 02/01/28)	855	956,477
3.60%, 03/01/24	1,212	1,304,027
3.70%, 04/15/24 (Call 03/15/24)	1,468	1,584,610
3.75%, 04/01/40 (Call 10/01/39)	1,402	1,609,815
3.90%, 03/01/38 (Call 09/01/37)	547	637,000
3.95%, 10/15/25 (Call 08/15/25)	2,273	2,536,191
3.97%, 11/01/47 (Call 05/01/47)	1,469	1,726,795
4.00%, 08/15/47 (Call 02/15/47)	928	1,098,097
4.00%, 03/01/48 (Call 09/01/47)	249	292,790
4.00%, 11/01/49 (Call 05/01/49)	1,511	1,796,117
4.05%, 11/01/52 (Call 05/01/52)	561	675,526
4.15%, 10/15/28 (Call 07/15/28)	1,509	1,750,731
4.20%, 08/15/34 (Call 02/15/34)	801	953,933
4.25%, 10/15/30 (Call 07/15/30)	456	537,978
4.25%, 01/15/33	999	1,193,200
4.40%, 08/15/35 (Call 02/25/35)	451	548,091
4.50%, 01/15/43	320	398,029
4.60%, 10/15/38 (Call 04/15/38)	760	952,866
4.60%, 08/15/45 (Call 02/15/45)	682	876,169
4.65%, 07/15/42	490	622,214
4.70%, 10/15/48 (Call 04/15/48)	660	868,368
4.75%, 03/01/44	445	570,845
4.95%, 10/15/58 (Call 04/15/58)	690	991,659
5.65%, 06/15/35	785	1,065,971
6.50%, 11/15/35	914	1,337,863
7.05%, 03/15/33	604	887,622
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(a)	310	299,640
2.60%, 06/15/31 (Call 03/15/31)(a)	834	853,797
2.95%, 06/30/23 (Call 03/30/23)(a)	330	342,703
2.95%, 10/01/50 (Call 04/01/50)(a)	640	606,662
3.15%, 08/15/24 (Call 06/15/24)(a)	455	483,841
3.35%, 09/15/26 (Call 06/15/26)(a)	903	983,019
3.50%, 08/15/27 (Call 05/15/27)(a)	481	530,241
3.60%, 06/15/51 (Call 12/15/50)(a)	775	820,000
3.85%, 02/01/25 (Call 11/01/24)(a)	311	338,603
4.50%, 06/30/43 (Call 12/30/42)(a)	445	525,910
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	40	49,314
4.70%, 12/15/42(a)(b)	275	339,175
4.80%, 02/01/35 (Call 08/01/34)(a)	751	912,021
8.38%, 03/01/39(a)	225	373,361
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	405	419,414
3.45%, 03/15/25 (Call 12/15/24)	349	374,739
3.63%, 05/15/30 (Call 02/15/30)	403	441,485
3.80%, 03/13/24 (Call 01/13/24)	470	502,070
3.90%, 11/15/24 (Call 08/15/24)	75	81,250
3.95%, 06/15/25 (Call 05/15/25)(b)	588	643,680
3.95%, 03/20/28 (Call 12/20/27)	1,135	1,267,878
4.00%, 09/15/55 (Call 03/15/55)	820	877,869

Security	Par (000)	Value

Media (continued)
4.13%, 05/15/29 (Call 02/15/29)	$798	$901,121
4.65%, 05/15/50 (Call 11/15/49)(b)	644	764,096
4.88%, 04/01/43	413	498,679
4.90%, 03/11/26 (Call 12/11/25)	531	605,362
4.95%, 05/15/42(b)	105	126,089
5.00%, 09/20/37 (Call 03/20/37)(b)	470	573,847
5.20%, 09/20/47 (Call 03/20/47)	830	1,043,785
5.30%, 05/15/49 (Call 11/15/48)	591	754,328
6.35%, 06/01/40	710	989,906
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	285	304,704
3.50%, 04/08/30 (Call 01/08/30)(b)	352	387,239
4.03%, 01/25/24 (Call 12/25/23)	864	930,882
4.71%, 01/25/29 (Call 10/25/28)	1,423	1,675,267
5.48%, 01/25/39 (Call 07/25/38)(b)	744	965,521
5.58%, 01/25/49 (Call 07/25/48)(b)	1,164	1,601,168
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	168	187,053
5.00%, 05/13/45 (Call 11/13/44)	680	843,800
5.25%, 05/24/49 (Call 11/24/48)(b)	415	548,911
6.13%, 01/31/46 (Call 06/30/45)	640	913,325
6.63%, 03/18/25	840	988,723
6.63%, 01/15/40(b)	590	849,016
8.50%, 03/11/32	30	44,642
NBCUniversal Media LLC
4.45%, 01/15/43	770	956,056
5.95%, 04/01/41	540	794,944
Sky Group Finance Ltd., 6.50%, 10/15/35(a)	85	123,159
Sky Ltd.
3.13%, 11/26/22(a)	112	115,799
3.75%, 09/16/24(a)	899	980,117
TCI Communications Inc.
7.13%, 02/15/28(b)	483	643,868
7.88%, 02/15/26	270	348,368
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	487	531,241
4.30%, 11/23/23 (Call 08/23/23)	695	745,673
5.50%, 08/15/35	185	245,545
5.65%, 11/23/43 (Call 05/23/43)	145	202,111
5.85%, 04/15/40(b)	309	431,476
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	874	977,383
5.50%, 09/01/41 (Call 03/01/41)	894	1,116,473
5.88%, 11/15/40 (Call 05/15/40)	922	1,188,809
6.55%, 05/01/37	880	1,200,848
6.75%, 06/15/39(b)	1,065	1,487,430
7.30%, 07/01/38	955	1,391,177
Time Warner Entertainment Co. LP
8.38%, 03/15/23	663	741,312
8.38%, 07/15/33	808	1,203,256
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	589	611,248
2.35%, 12/01/22	361	370,301
2.95%, 06/15/27(b)	520	569,601
3.00%, 02/13/26(b)	740	801,378
3.00%, 07/30/46	715	744,356
3.15%, 09/17/25	608	660,803
3.70%, 12/01/42	458	527,362
4.13%, 06/01/44	905	1,103,450
4.38%, 08/16/41	244	304,455

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Series B, 7.00%, 03/01/32	$600	$867,215
Series E, 4.13%, 12/01/41	448	542,073
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)(b)	600	640,412
3.38%, 02/15/28 (Call 12/15/27)(b)	423	464,990
3.50%, 01/15/25 (Call 10/15/24)	558	600,089
3.70%, 08/15/24 (Call 05/15/24)	468	503,941
3.70%, 06/01/28 (Call 03/01/28)(b)	574	640,682
3.88%, 04/01/24 (Call 01/01/24)	101	108,174
4.00%, 01/15/26 (Call 10/15/25)	537	595,715
4.20%, 06/01/29 (Call 03/01/29)	647	744,718
4.20%, 05/19/32 (Call 02/19/32)(b)	1,251	1,444,070
4.38%, 03/15/43	898	1,049,907
4.60%, 01/15/45 (Call 07/15/44)	542	653,178
4.75%, 05/15/25 (Call 04/15/25)(b)	914	1,030,453
4.85%, 07/01/42 (Call 01/01/42)(b)	434	533,510
4.90%, 08/15/44 (Call 02/15/44)	420	517,906
4.95%, 01/15/31 (Call 11/15/30)(b)	914	1,104,745
4.95%, 05/19/50 (Call 11/19/49)(b)	648	823,596
5.25%, 04/01/44 (Call 10/01/43)	196	251,467
5.50%, 05/15/33	658	843,097
5.85%, 09/01/43 (Call 03/01/43)(b)	1,025	1,415,582
5.90%, 10/15/40 (Call 04/15/40)(b)	75	100,640
6.88%, 04/30/36	707	1,018,986
7.88%, 07/30/30	385	548,011
Walt Disney Co. (The)
1.65%, 09/01/22	184	186,610
1.75%, 08/30/24 (Call 07/30/24)	1,175	1,216,148
1.75%, 01/13/26	553	571,343
2.00%, 09/01/29 (Call 06/01/29)	1,000	1,019,468
2.20%, 01/13/28	972	1,012,687
2.65%, 01/13/31	1,270	1,348,999
2.75%, 09/01/49 (Call 03/01/49)	1,200	1,195,229
3.00%, 09/15/22	86	88,350
3.35%, 03/24/25	1,358	1,473,253
3.38%, 11/15/26 (Call 08/15/26)	451	498,607
3.50%, 05/13/40 (Call 11/13/39)	1,310	1,473,379
3.60%, 01/13/51 (Call 07/13/50)(b)	1,706	1,968,400
3.70%, 09/15/24 (Call 06/15/24)	611	663,750
3.70%, 10/15/25 (Call 07/15/25)	691	763,743
3.70%, 03/23/27(b)	358	404,239
3.80%, 03/22/30	485	559,136
3.80%, 05/13/60 (Call 11/13/59)	804	961,460
4.00%, 10/01/23	213	228,614
4.63%, 03/23/40 (Call 09/23/39)	350	447,481
4.70%, 03/23/50 (Call 09/23/49)	1,162	1,553,315
4.75%, 09/15/44 (Call 03/15/44)	639	839,485
4.75%, 11/15/46 (Call 05/15/46)	417	552,283
4.95%, 10/15/45 (Call 04/15/45)	413	559,427
5.40%, 10/01/43	584	822,764
6.15%, 03/01/37	135	195,023
6.15%, 02/15/41	120	178,704
6.20%, 12/15/34	805	1,144,113
6.40%, 12/15/35	944	1,392,660
6.55%, 03/15/33	415	594,185
6.65%, 11/15/37	908	1,384,449
7.75%, 12/01/45	34	60,529

		176,891,504

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	$145	$148,625
3.25%, 06/15/25 (Call 03/15/25)	1,266	1,374,242
3.90%, 01/15/43 (Call 07/15/42)	190	220,524
4.20%, 06/15/35 (Call 12/15/34)(b)	270	323,456
4.38%, 06/15/45 (Call 12/15/44)	396	485,919
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	445	504,894
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	429	525,439
5.25%, 10/01/54 (Call 04/01/54)(b)	50	64,007
Worthington Industries Inc., 4.55%, 04/15/26(b)	240	269,598

		3,916,704

Mining — 1.0%
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(a)	616	624,231
2.63%, 09/10/30 (Call 06/10/30)(a)	955	971,369
2.88%, 03/17/31 (Call 12/17/30)(a)	581	598,143
3.63%, 09/11/24(a)	487	525,310
3.95%, 09/10/50 (Call 03/10/50)(a)	490	548,266
4.00%, 09/11/27(a)	414	462,341
4.50%, 03/15/28 (Call 12/15/27)(a)	295	336,878
4.75%, 04/10/27(a)	705	813,692
4.88%, 05/14/25(a)(b)	263	296,589
5.63%, 04/01/30 (Call 01/01/30)(a)(b)	175	215,206
Barrick Gold Corp.
5.25%, 04/01/42	794	1,048,108
6.45%, 10/15/35(b)	355	498,819
Barrick North America Finance LLC
5.70%, 05/30/41(b)	771	1,065,854
5.75%, 05/01/43	880	1,235,814
7.50%, 09/15/38	87	132,183
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	415	580,981
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	863	925,422
4.13%, 02/24/42	604	738,477
5.00%, 09/30/43	1,511	2,081,773
6.42%, 03/01/26	50	61,539
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(a)	944	983,877
3.15%, 01/14/30 (Call 10/14/29)(a)	494	521,325
3.15%, 01/15/51 (Call 07/15/50)(a)(b)	615	598,067
3.63%, 08/01/27 (Call 05/01/27)(a)	1,103	1,202,634
3.70%, 01/30/50 (Call 07/30/49)(a)	1,430	1,524,623
3.75%, 01/15/31 (Call 10/15/30)(a)(b)	625	684,896
4.25%, 07/17/42(a)(b)	575	661,721
4.38%, 02/05/49 (Call 08/05/48)(a)	1,070	1,265,607
4.50%, 09/16/25(a)	533	596,431
4.50%, 08/01/47 (Call 02/01/47)(a)	1,080	1,288,775
4.88%, 11/04/44(a)(b)	842	1,046,800
5.63%, 09/21/35(a)(b)	229	301,071
Fresnillo PLC
4.25%, 10/02/50 (Call 04/02/50)(a)(b)	534	569,460
5.50%, 11/13/23(a)	179	197,126
Glencore Canada Corp., 6.20%, 06/15/35	365	470,361
Glencore Finance Canada Ltd.
4.25%, 10/25/22(a)	564	587,400
5.55%, 10/25/42(a)	338	439,549
6.00%, 11/15/41(a)(b)	475	636,072
6.90%, 11/15/37(a)(b)	92	130,879

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(a)	$821	$830,312
1.63%, 04/27/26 (Call 03/27/26)(a)(b)	668	670,318
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	857	855,192
2.85%, 04/27/31 (Call 01/27/31)(a)	310	317,249
3.00%, 10/27/22 (Call 09/27/22)(a)(b)	510	522,799
3.88%, 10/27/27 (Call 07/27/27)(a)	275	303,191
3.88%, 04/27/51 (Call 10/27/50)(a)	525	566,505
4.00%, 04/16/25(a)(b)	310	338,638
4.00%, 03/27/27 (Call 12/27/26)(a)(b)	725	801,954
4.13%, 05/30/23(a)	786	831,203
4.13%, 03/12/24 (Call 02/12/24)(a)	870	935,408
4.63%, 04/29/24(a)(b)	854	935,307
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	689	803,124
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(a)	546	595,200
5.45%, 05/15/30 (Call 02/15/30)(a)	1,110	1,297,590
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	605	719,950
6.76%, 11/15/48(a)	453	591,958
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 03/30/29)(a)	475	524,186
4.75%, 08/06/50 (Call 02/06/50)(a)	376	429,580
5.65%, 09/12/49 (Call 03/12/49)(a)(b)	265	337,811
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	195	224,045
5.95%, 03/15/24 (Call 12/15/23)	97	107,876
6.88%, 09/01/41 (Call 03/01/41)	230	324,376
Minera Mexico SA de CV, 4.50%, 01/26/50
(Call 07/26/49)(a)(b)	620	706,961
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(a)	50	52,155
4.70%, 05/12/31 (Call 02/12/31)(a)	150	155,240
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(a)	186	201,219
4.20%, 05/13/50 (Call 11/13/49)(a)(b)	343	402,402
5.75%, 11/15/41(a)(b)	525	707,282
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	832	837,802
2.80%, 10/01/29 (Call 07/01/29)	835	878,781
3.70%, 03/15/23 (Call 12/15/22)	88	91,469
4.88%, 03/15/42 (Call 09/15/41)	833	1,065,893
5.45%, 06/09/44 (Call 12/09/43)(b)	304	421,318
5.88%, 04/01/35(b)	577	780,633
6.25%, 10/01/39	522	754,171
Rio Tinto Alcan Inc.
5.75%, 06/01/35(b)	170	237,192
6.13%, 12/15/33	989	1,390,350
7.25%, 03/15/31	25	35,746
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	881	970,904
5.20%, 11/02/40	896	1,228,560
7.13%, 07/15/28	570	768,651
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	716	887,225
4.75%, 03/22/42 (Call 09/22/41)(b)	324	428,538
Southern Copper Corp.
3.50%, 11/08/22	185	191,012
3.88%, 04/23/25	96	104,496
5.25%, 11/08/42	855	1,098,786
5.88%, 04/23/45(b)	1,083	1,505,911

Security	Par (000)	Value

Mining (continued)
6.75%, 04/16/40(b)	$915	$1,308,450
7.50%, 07/27/35	880	1,278,200
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	119	142,917
5.40%, 02/01/43 (Call 08/01/42)	359	442,087
6.00%, 08/15/40 (Call 02/15/40)	427	551,194
6.13%, 10/01/35	495	638,619
6.25%, 07/15/41 (Call 01/15/41)(b)	597	794,843
Yamana Gold Inc.
2.63%, 08/15/31 (Call 05/15/31)(a)	25	24,906
4.63%, 12/15/27 (Call 09/15/27)(b)	376	420,896

		62,836,250

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	430	501,836

Oil & Gas — 5.1%
Aker BP ASA
3.00%, 01/15/25 (Call 12/15/24)(a)	507	535,493
3.75%, 01/15/30 (Call 10/15/29)(a)	857	926,605
4.00%, 01/15/31 (Call 10/15/30)(a)	135	148,620
BG Energy Capital PLC, 5.13%, 10/15/41(a)	25	33,175
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(b)	247	243,149
2.75%, 05/10/23	698	726,066
2.77%, 11/10/50 (Call 05/10/50)	1,665	1,583,147
2.94%, 04/06/23	237	246,729
2.94%, 06/04/51 (Call 12/04/50)	1,910	1,872,579
3.00%, 02/24/50 (Call 08/24/49)	1,766	1,745,828
3.02%, 01/16/27 (Call 10/16/26)	742	802,865
3.06%, 06/17/41 (Call 12/17/40)	1,445	1,486,083
3.12%, 05/04/26 (Call 02/04/26)	821	891,881
3.19%, 04/06/25 (Call 03/06/25)	458	492,378
3.22%, 11/28/23 (Call 09/28/23)	952	1,005,883
3.22%, 04/14/24 (Call 02/14/24)	1,058	1,124,557
3.38%, 02/08/61 (Call 08/08/60)	868	903,340
3.41%, 02/11/26 (Call 12/11/25)	715	781,499
3.54%, 04/06/27 (Call 02/06/27)	522	578,863
3.59%, 04/14/27 (Call 01/14/27)	631	701,827
3.63%, 04/06/30 (Call 01/06/30)(b)	1,297	1,464,667
3.79%, 02/06/24 (Call 01/06/24)	720	772,373
3.80%, 09/21/25 (Call 07/21/25)	810	894,743
3.94%, 09/21/28 (Call 06/21/28)	841	958,379
4.23%, 11/06/28 (Call 08/06/28)	1,400	1,617,410
BP Capital Markets PLC
2.50%, 11/06/22(b)	790	810,415
2.75%, 05/10/23(b)	476	494,391
3.12%, 05/04/26 (Call 02/04/26)(b)	324	347,997
3.28%, 09/19/27 (Call 06/19/27)	1,059	1,168,759
3.51%, 03/17/25	817	888,935
3.54%, 11/04/24	407	441,268
3.72%, 11/28/28 (Call 08/28/28)	1,216	1,371,336
3.81%, 02/10/24	671	723,404
3.99%, 09/26/23	931	999,487
4.88%, (Call 03/22/30)(b)(c)(d)	415	457,467
Burlington Resources LLC
5.95%, 10/15/36	676	946,488
7.20%, 08/15/31	495	714,238
7.40%, 12/01/31	500	739,736
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	512	526,766

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.95%, 01/15/23 (Call 12/15/22)	$299	$308,471
2.95%, 07/15/30 (Call 04/15/30)	244	254,717
3.80%, 04/15/24 (Call 01/15/24)	665	712,593
3.85%, 06/01/27 (Call 03/01/27)	613	675,506
3.90%, 02/01/25 (Call 11/01/24)	706	766,014
4.95%, 06/01/47 (Call 12/01/46)	747	934,926
5.85%, 02/01/35	642	831,340
6.25%, 03/15/38	317	427,637
6.45%, 06/30/33	420	554,169
6.50%, 02/15/37	805	1,088,453
6.75%, 02/01/39	203	286,325
7.20%, 01/15/32	40	54,970
Cenovus Energy Inc.
3.80%, 09/15/23 (Call 06/15/23)	570	599,751
4.00%, 04/15/24 (Call 01/15/24)	646	690,718
4.25%, 04/15/27 (Call 01/15/27)	770	854,314
4.40%, 04/15/29 (Call 01/15/29)	552	621,274
5.25%, 06/15/37 (Call 12/15/36)	540	644,581
5.38%, 07/15/25 (Call 04/15/25)	916	1,039,732
5.40%, 06/15/47 (Call 12/15/46)	494	608,453
6.75%, 11/15/39	1,142	1,542,107
6.80%, 09/15/37	235	313,774
Chevron Corp.
1.14%, 05/11/23(b)	345	350,132
1.55%, 05/11/25 (Call 04/11/25)	1,443	1,479,941
2.00%, 05/11/27 (Call 03/11/27)(b)	866	898,486
2.24%, 05/11/30 (Call 02/11/30)(b)	813	841,571
2.36%, 12/05/22 (Call 09/05/22)	713	728,456
2.57%, 05/16/23 (Call 03/16/23)	580	600,182
2.90%, 03/03/24 (Call 01/03/24)	438	462,995
2.95%, 05/16/26 (Call 02/16/26)	834	904,152
2.98%, 05/11/40 (Call 11/11/39)	455	475,883
3.08%, 05/11/50 (Call 11/11/49)	732	772,716
3.19%, 06/24/23 (Call 03/24/23)	555	580,177
3.33%, 11/17/25 (Call 08/17/25)	1,036	1,132,044
Chevron USA Inc.
0.43%, 08/11/23(b)	990	993,096
0.69%, 08/12/25 (Call 07/12/25)	991	985,017
1.02%, 08/12/27 (Call 06/12/27)	798	785,224
2.34%, 08/12/50 (Call 02/12/50)	717	661,186
3.25%, 10/15/29 (Call 07/15/29)	724	803,581
3.85%, 01/15/28 (Call 10/15/27)	392	445,168
3.90%, 11/15/24 (Call 08/15/24)	780	854,782
4.20%, 10/15/49 (Call 04/15/49)	357	444,317
4.95%, 08/15/47 (Call 02/15/47)	375	514,986
5.05%, 11/15/44 (Call 05/15/44)	607	821,195
5.25%, 11/15/43 (Call 05/15/43)	624	858,829
6.00%, 03/01/41 (Call 09/01/40)	584	863,025
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	785	866,878
4.38%, 06/01/24 (Call 03/01/24)	704	761,035
4.38%, 03/15/29 (Call 12/15/28)(b)	207	235,335
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(a) .	410	439,290
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(a)	325	399,331
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(b)	485	506,587
3.00%, 05/09/23	755	781,080
3.30%, 09/30/49 (Call 03/30/49)	500	481,562
4.25%, 05/09/43	200	220,866

Security	Par (000)	Value

Oil & Gas (continued)
CNOOC Finance 2014 ULC
4.25%, 04/30/24	$619	$670,350
4.88%, 04/30/44	385	463,421
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45(b)	330	363,813
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	350	375,648
3.75%, 05/02/23	200	209,304
4.38%, 05/02/28	655	744,538
CNOOC Petroleum North America ULC
5.88%, 03/10/35(b)	649	801,750
6.40%, 05/15/37	624	835,756
7.50%, 07/30/39	675	1,022,995
7.88%, 03/15/32	489	699,206
CNPC General Capital Ltd., 3.40%, 04/16/23(a)	635	661,513
Conoco Funding Co., 7.25%, 10/15/31	335	489,222
ConocoPhillips
2.40%, 02/15/31 (Call 11/15/30)(a)	938	965,506
3.75%, 10/01/27 (Call 07/01/27)(a)	975	1,096,590
4.30%, 08/15/28 (Call 05/15/28)(a)	1,023	1,185,605
4.85%, 08/15/48 (Call 02/15/48)(a)	633	837,075
4.88%, 10/01/47 (Call 04/01/47)(a)	850	1,123,749
5.90%, 10/15/32	549	737,826
5.90%, 05/15/38	901	1,258,466
6.50%, 02/01/39	1,030	1,519,657
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	113	115,411
3.35%, 11/15/24 (Call 08/15/24)	200	214,986
4.30%, 11/15/44 (Call 05/15/44)	47	56,977
4.95%, 03/15/26 (Call 12/15/25)	701	812,524
5.95%, 03/15/46 (Call 09/15/45)	629	945,553
6.95%, 04/15/29	1,130	1,529,190
Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(a)	255	259,428
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(a)	375	409,621
4.75%, 05/15/42 (Call 11/15/41)	1,027	1,179,516
5.00%, 06/15/45 (Call 12/15/44)	415	491,069
5.25%, 10/15/27 (Call 10/15/22)(a)	110	117,030
5.60%, 07/15/41 (Call 01/15/41)	610	762,695
5.85%, 12/15/25 (Call 09/15/25)	679	790,333
5.88%, 06/15/28 (Call 06/15/23)(a)	80	88,074
7.88%, 09/30/31	135	191,322
7.95%, 04/15/32	580	834,027
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	873	917,629
3.13%, 03/24/31 (Call 12/24/30)	626	651,691
3.25%, 12/01/26 (Call 10/01/26)	962	1,030,692
3.50%, 12/01/29 (Call 09/01/29)	892	960,469
4.40%, 03/24/51 (Call 09/24/50)	590	676,099
4.75%, 05/31/25 (Call 04/30/25)	364	407,507
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(a)	875	926,361
4.38%, 10/30/24(a)	175	189,981
4.50%, 09/14/47 (Call 03/14/47)(a)	506	522,866
5.25%, 11/06/29 (Call 08/06/29)(a)	90	101,159
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	610	701,765
5.70%, 10/01/40(a)	265	340,099
Series X-R, 4.00%, 09/12/23(a)(b)	1,447	1,539,503
Series X-R, 4.75%, 09/12/28(a)	785	923,265

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Eni USA Inc., 7.30%, 11/15/27	$140	$182,058
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	479	493,551
3.15%, 04/01/25 (Call 01/01/25)	862	925,009
3.90%, 04/01/35 (Call 10/01/34)	706	812,966
4.15%, 01/15/26 (Call 10/15/25)	591	662,571
4.38%, 04/15/30 (Call 01/15/30)	643	759,491
4.95%, 04/15/50 (Call 10/15/49)	500	672,677
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(b)	916	942,961
2.38%, 05/22/30 (Call 02/22/30)	875	909,470
2.45%, 01/17/23	326	335,639
2.65%, 01/15/24	682	715,538
2.88%, 04/06/25 (Call 03/06/25)	906	967,299
3.00%, 04/06/27 (Call 02/06/27)	940	1,020,277
3.13%, 04/06/30 (Call 01/06/30)(b)	858	941,488
3.25%, 11/10/24	624	673,857
3.25%, 11/18/49 (Call 05/18/49)	967	1,045,856
3.63%, 09/10/28 (Call 06/10/28)	589	664,807
3.63%, 04/06/40 (Call 10/06/39)	604	689,563
3.70%, 03/01/24	624	672,609
3.70%, 04/06/50 (Call 10/06/49)	977	1,141,956
3.95%, 05/15/43	462	544,356
4.25%, 11/23/41	278	340,837
4.80%, 11/08/43	488	639,309
5.10%, 08/17/40	578	777,925
6.50%, 12/01/28(a)	55	72,398
6.80%, 01/15/28	275	351,145
7.25%, 09/23/27(b)	714	944,805
7.75%, 06/15/23	185	209,219
Exxon Mobil Corp.
1.57%, 04/15/23	648	661,082
2.02%, 08/16/24 (Call 07/16/24)	733	764,668
2.28%, 08/16/26 (Call 06/16/26)	904	954,049
2.44%, 08/16/29 (Call 05/16/29)	687	721,928
2.61%, 10/15/30 (Call 07/15/30)(b)	1,573	1,665,292
2.71%, 03/06/25 (Call 12/06/24)	1,155	1,228,847
2.73%, 03/01/23 (Call 01/01/23)	597	615,771
2.99%, 03/19/25 (Call 02/19/25)	1,754	1,876,732
3.00%, 08/16/39 (Call 02/16/39)	617	646,377
3.04%, 03/01/26 (Call 12/01/25)	1,841	1,996,458
3.10%, 08/16/49 (Call 02/16/49)	1,367	1,420,613
3.18%, 03/15/24 (Call 12/15/23)	1,085	1,151,748
3.29%, 03/19/27 (Call 01/19/27)	1,167	1,289,188
3.45%, 04/15/51 (Call 10/15/50)	1,089	1,204,240
3.48%, 03/19/30 (Call 12/19/29)(b)	1,097	1,233,325
3.57%, 03/06/45 (Call 09/06/44)	840	934,007
4.11%, 03/01/46 (Call 09/01/45)	1,975	2,362,186
4.23%, 03/19/40 (Call 09/19/39)	916	1,107,732
4.33%, 03/19/50 (Call 09/19/49)	2,031	2,541,986
Gazprom PJSC Via Gaz Capital SA
4.95%, 02/06/28(a)	910	1,016,925
7.29%, 08/16/37(a)	1,000	1,398,210
GS Caltex Corp.
3.00%, 06/04/24(a)	255	268,574
3.88%, 06/27/23(a)	200	210,805
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(a)	405	428,935
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	85	94,593

Security	Par (000)	Value

Oil & Gas (continued)
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	$563	$595,457
4.30%, 04/01/27 (Call 01/01/27)(b)	125	138,878
5.60%, 02/15/41	709	884,710
5.80%, 04/01/47 (Call 10/01/46)	460	598,276
6.00%, 01/15/40	754	968,098
7.13%, 03/15/33	264	356,354
7.30%, 08/15/31(b)	952	1,294,657
7.88%, 10/01/29	380	521,285
HollyFrontier Corp.
2.63%, 10/01/23	615	634,508
4.50%, 10/01/30 (Call 07/01/30)(b)	345	370,856
5.88%, 04/01/26 (Call 01/01/26)	965	1,107,686
KazMunayGas National Co. JSC
4.75%, 04/24/25(a)	200	222,404
5.38%, 04/24/30(a)	880	1,053,800
5.75%, 04/19/47(a)	100	124,000
6.38%, 10/24/48(a)	1,180	1,551,488
Lundin Energy Finance BV
2.00%, 07/15/26 (Call 06/15/26)(a)	300	302,332
3.10%, 07/15/31 (Call 05/15/31)(a)	305	309,463
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	738	810,065
4.40%, 07/15/27 (Call 04/15/27)(b)	859	970,884
5.20%, 06/01/45 (Call 12/01/44)	414	500,593
6.60%, 10/01/37(b)	662	878,351
6.80%, 03/15/32	596	774,097
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	585	628,945
3.80%, 04/01/28 (Call 01/01/28)	447	493,314
4.50%, 05/01/23 (Call 04/01/23)	1,006	1,065,889
4.50%, 04/01/48 (Call 10/01/47)	652	742,744
4.70%, 05/01/25 (Call 04/01/25)	860	963,064
4.75%, 12/15/23 (Call 10/15/23)	752	814,046
4.75%, 09/15/44 (Call 03/15/44)	793	935,297
5.00%, 09/15/54 (Call 03/15/54)	276	335,486
5.13%, 12/15/26 (Call 09/15/26)	649	758,324
5.85%, 12/15/45 (Call 06/15/45)	390	504,922
6.50%, 03/01/41 (Call 09/01/40)	615	855,873
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	665	852,556
Pertamina Persero PT
2.30%, 02/09/31 (Call 11/09/30)(a)	800	779,204
3.10%, 01/22/30 (Call 10/21/29)(a)	200	208,800
3.10%, 08/25/30 (Call 05/25/30)(a)	275	286,407
4.15%, 02/25/60 (Call 08/25/59)(a)	600	612,230
4.18%, 01/21/50 (Call 07/21/49)(a)	1,060	1,109,782
4.30%, 05/20/23(a)	1,060	1,119,625
4.70%, 07/30/49(a)	800	891,043
5.63%, 05/20/43(a)(b)	985	1,187,114
6.00%, 05/03/42(a)	965	1,209,882
6.45%, 05/30/44(a)	800	1,062,184
6.50%, 05/27/41(a)	75	98,841
6.50%, 11/07/48(a)(b)	200	272,053
Petroleos del Peru SA
4.75%, 06/19/32(a)	829	866,313
5.63%, 06/19/47(a)	1,370	1,428,917
Petroliam Nasional Bhd, 7.63%, 10/15/26(a)(b)	515	670,572
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(a)	1,045	1,063,023
3.40%, 04/28/61 (Call 10/28/60)(a)	140	147,068

78	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.50%, 03/18/25(a)	$395	$426,709
3.50%, 04/21/30 (Call 01/21/30)(a)	1,510	1,664,423
4.50%, 03/18/45(a)	950	1,180,752
4.55%, 04/21/50 (Call 10/21/49)(a)	1,990	2,512,179
4.80%, 04/21/60 (Call 10/21/59)(a)	1,390	1,878,220
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(a)	200	201,993
Phillips 66
0.90%, 02/15/24 (Call 11/19/21)	490	490,278
1.30%, 02/15/26 (Call 01/15/26)	386	385,796
2.15%, 12/15/30 (Call 09/15/30)(b)	821	808,997
3.70%, 04/06/23	584	613,310
3.85%, 04/09/25 (Call 03/09/25)(b)	675	737,972
3.90%, 03/15/28 (Call 12/15/27)	728	817,697
4.65%, 11/15/34 (Call 05/15/34)	736	870,212
4.88%, 11/15/44 (Call 05/15/44)(b)	1,206	1,510,724
5.88%, 05/01/42	1,000	1,372,098
Pioneer Natural Resources Co.
0.75%, 01/15/24 (Call 01/15/22)	550	546,127
1.13%, 01/15/26 (Call 12/15/25)	529	524,055
1.90%, 08/15/30 (Call 05/15/30)	1,036	999,810
2.15%, 01/15/31 (Call 10/15/30)	313	306,649
4.45%, 01/15/26 (Call 10/15/25)(b)	610	684,486
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(a)	425	444,856
3.90%, 12/06/59(a)	435	471,885
Qatar Petroleum
1.38%, 09/12/26 (Call 08/12/26)(a)	497	497,690
2.25%, 07/12/31 (Call 04/12/31)(a)	271	273,267
3.13%, 07/12/41 (Call 01/12/41)(a)	2,200	2,263,862
3.30%, 07/12/51 (Call 01/12/51)(a)	2,350	2,427,080
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)	125	142,429
Ras Laffan Liquefied Natural Gas Co. Ltd. 3, 6.33%, 09/30/27(a)	555	635,586
Reliance Industries Ltd.
3.67%, 11/30/27(a)	100	109,828
4.13%, 01/28/25(a)	500	545,578
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(a)	205	204,022
2.69%, 06/17/31 (Call 03/17/31)(a)	200	204,650
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(a)	116	119,882
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(a)	1,165	1,176,650
2.25%, 11/24/30 (Call 08/24/30)(a)	1,430	1,419,401
2.88%, 04/16/24(a)	1,337	1,399,491
3.25%, 11/24/50 (Call 05/24/50)(a)	1,876	1,838,518
3.50%, 04/16/29(a)	1,815	1,974,364
3.50%, 11/24/70 (Call 05/24/70)(a)	1,500	1,466,490
4.25%, 04/16/39(a)	2,017	2,315,351
4.38%, 04/16/49(a)	1,956	2,285,351
Shell International Finance BV
0.38%, 09/15/23	1,145	1,146,234
2.00%, 11/07/24 (Call 10/07/24)	1,168	1,217,499
2.25%, 01/06/23	389	399,286
2.38%, 04/06/25 (Call 03/06/25)	619	649,867
2.38%, 11/07/29 (Call 08/07/29)	1,208	1,263,135
2.50%, 09/12/26(b)	1,105	1,176,383
2.75%, 04/06/30 (Call 01/06/30)(b)	1,251	1,337,938
2.88%, 05/10/26	1,431	1,545,623
3.13%, 11/07/49 (Call 05/07/49)(b)	1,052	1,110,538

Security	Par (000)	Value

Oil & Gas (continued)
3.25%, 05/11/25	$1,648	$1,785,575
3.25%, 04/06/50 (Call 10/06/49)(b)	1,482	1,603,252
3.40%, 08/12/23	956	1,014,118
3.50%, 11/13/23 (Call 10/13/23)	1,103	1,176,617
3.63%, 08/21/42	266	299,978
3.75%, 09/12/46	354	408,449
3.88%, 11/13/28 (Call 08/23/28)	1,048	1,203,610
4.00%, 05/10/46	1,668	1,993,319
4.13%, 05/11/35	1,074	1,279,795
4.38%, 05/11/45(b)	1,791	2,230,270
4.55%, 08/12/43	1,101	1,395,798
5.50%, 03/25/40	905	1,263,010
6.38%, 12/15/38	2,068	3,061,144
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23(a)	125	129,891
4.25%, 04/24/43(a)	200	233,308
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	500	633,241
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(a)	567	608,754
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(a)	1,485	1,618,384
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25(a)(b)	125	133,977
4.10%, 04/28/45(a)	225	261,367
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(a)	821	873,102
3.50%, 05/03/26(a)	300	328,537
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(a)	960	978,087
3.25%, 09/13/27(a)(b)	825	898,102
3.63%, 04/12/27(a)(b)	910	1,003,851
4.00%, 09/13/47(a)	615	709,989
4.25%, 04/12/47(a)(b)	145	173,061
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(a)	200	200,984
2.15%, 05/13/25 (Call 04/13/25)(a)	1,100	1,133,273
2.30%, 01/08/31 (Call 10/08/30)(a)	889	895,645
2.50%, 08/08/24 (Call 07/08/24)(a)	500	520,577
2.50%, 11/12/24 (Call 10/12/24)(a)	1,125	1,177,981
2.70%, 05/13/30 (Call 02/13/30)(a)	600	624,416
2.95%, 08/08/29 (Call 05/08/29)(a)(b)	540	571,555
2.95%, 11/12/29 (Call 08/12/29)(a)	619	655,432
3.35%, 05/13/50 (Call 11/13/49)(a)	555	583,223
3.44%, 11/12/49 (Call 05/12/49)(a)	200	211,473
3.68%, 08/08/49 (Call 02/08/49)(a)	672	740,656
3.75%, 09/12/23(a)	300	317,583
4.13%, 09/12/25(a)	240	266,418
4.25%, 09/12/28(a)(b)	600	688,918
4.60%, 09/12/48(a)	587	741,833
Suncor Energy Inc.
2.80%, 05/15/23	541	561,108
3.10%, 05/15/25 (Call 04/15/25)	210	223,957
3.60%, 12/01/24 (Call 09/01/24)	223	240,397
3.75%, 03/04/51 (Call 09/04/50)(b)	515	561,777
4.00%, 11/15/47 (Call 05/15/47)(b)	145	163,512
5.35%, 07/15/33	105	130,582
5.95%, 12/01/34	344	457,616
5.95%, 05/15/35	295	389,366
6.50%, 06/15/38	859	1,208,404

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.80%, 05/15/38	$415	$595,663
6.85%, 06/01/39	1,016	1,487,943
7.15%, 02/01/32	320	450,417
7.88%, 06/15/26	50	63,164
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(a)	150	153,750
3.25%, 08/15/30 (Call 02/15/30)(a)	430	440,750
4.00%, 08/15/26(a)	285	308,925
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(a)	25	23,843
3.50%, 10/17/49(a)	705	630,051
3.75%, 06/18/50(a)	100	93,257
4.63%, 11/20/28(a)	200	222,927
5.38%, 11/20/48(a)	100	115,665
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	665	695,131
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)(b)	659	692,102
2.70%, 01/25/23	886	916,245
2.83%, 01/10/30 (Call 10/10/29)(b)	522	561,044
2.99%, 06/29/41 (Call 12/29/40)	995	1,031,547
3.13%, 05/29/50 (Call 11/29/49)	1,095	1,133,434
3.39%, 06/29/60 (Call 12/29/59)	679	727,535
3.46%, 02/19/29 (Call 11/19/28)	1,277	1,427,981
3.46%, 07/12/49 (Call 01/12/49)	1,180	1,288,037
3.70%, 01/15/24(b)	867	931,784
3.75%, 04/10/24	1,012	1,094,520
TotalEnergies Capital SA, 3.88%, 10/11/28	804	925,289
Valero Energy Corp.
1.20%, 03/15/24	590	594,574
2.15%, 09/15/27 (Call 07/15/27)(b)	882	897,325
2.70%, 04/15/23	588	607,247
2.85%, 04/15/25 (Call 03/15/25)	865	912,910
3.40%, 09/15/26 (Call 06/15/26)	1,036	1,115,457
3.65%, 03/15/25	569	616,033
4.00%, 04/01/29 (Call 01/01/29)(b)	874	966,783
4.35%, 06/01/28 (Call 03/01/28)	335	378,502
4.90%, 03/15/45(b)	338	411,306
6.63%, 06/15/37	726	991,708
7.50%, 04/15/32	570	796,245
10.50%, 03/15/39	539	975,217
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(a)	135	144,454
3.70%, 09/15/26 (Call 06/15/26)(a)(b)	520	566,292
4.50%, 03/04/29 (Call 12/04/28)(a)(b)	876	992,726
XTO Energy Inc., 6.75%, 08/01/37	399	587,959

		307,238,491

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	945	973,238
3.14%, 11/07/29 (Call 08/07/29)	450	488,080
3.34%, 12/15/27 (Call 09/15/27)	793	874,777
4.08%, 12/15/47 (Call 06/15/47)	748	858,120
4.49%, 05/01/30 (Call 02/01/30)	482	569,954
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,205	1,549,477
COSL Finance BVI Ltd., 3.25%, 09/06/22(a)	500	509,535
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(b)	771	801,080
3.50%, 08/01/23 (Call 05/01/23)	363	381,043
3.80%, 11/15/25 (Call 08/15/25)	598	658,504

Security	Par (000)	Value

Oil & Gas Services (continued)
4.50%, 11/15/41 (Call 05/15/41)	$342	$380,643
4.75%, 08/01/43 (Call 02/01/43)	358	408,955
4.85%, 11/15/35 (Call 05/15/35)	804	951,449
5.00%, 11/15/45 (Call 05/15/45)	1,043	1,253,306
6.70%, 09/15/38	879	1,210,791
7.45%, 09/15/39	1,028	1,499,850
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)(b)	423	446,889
3.95%, 12/01/42 (Call 06/01/42)(b)	864	861,513
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (Call 08/17/25)	700	710,905
2.65%, 11/20/22 (Call 10/20/22)(a)	780	798,969
Schlumberger Holdings Corp.
3.63%, 12/21/22 (Call 10/21/22)(a)	75	77,302
3.75%, 05/01/24 (Call 04/01/24)(a)	805	863,601
3.90%, 05/17/28 (Call 02/17/28)(a)	932	1,041,861
4.00%, 12/21/25 (Call 09/21/25)(a)	659	731,675
4.30%, 05/01/29 (Call 02/01/29)(a)	829	948,246
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(b)	839	881,336
3.65%, 12/01/23 (Call 09/01/23)	1,111	1,181,823

		21,912,922

Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)(b)	315	345,388
4.50%, 05/15/28 (Call 02/15/28)	115	134,329
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	970	1,007,881
2.69%, 05/25/31 (Call 02/25/31)	263	274,612
3.10%, 09/15/26 (Call 06/15/26)	270	290,219
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)(a)	25	25,079
1.57%, 01/15/26 (Call 12/15/25)(a)	35	35,309
1.65%, 01/15/27 (Call 12/15/26)(a)	50	49,790
4.88%, 07/15/26 (Call 07/15/22)(a)	200	210,910
CCL Industries Inc.
3.05%, 06/01/30 (Call 03/01/30)(a)(b)	675	713,482
3.25%, 10/01/26 (Call 07/01/26)(a)	330	353,723
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(a)	565	562,948
1.51%, 04/15/26 (Call 03/15/26)(a)	337	337,180
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	680	727,638
3.40%, 12/15/27 (Call 09/15/27)(b)	726	798,377
3.65%, 09/15/24 (Call 06/15/24)	308	331,949
4.05%, 12/15/49 (Call 06/15/49)	124	147,373
4.50%, 11/01/23 (Call 08/01/23)	635	682,326
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(a)	387	380,951
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	280	303,034
WestRock MWV LLC
7.95%, 02/15/31(b)	180	258,782
8.20%, 01/15/30(b)	26	36,868
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	115	119,883
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	781	825,541
3.00%, 06/15/33 (Call 03/15/33)(b)	703	748,650
3.38%, 09/15/27 (Call 06/15/27)	529	578,806
3.75%, 03/15/25 (Call 01/15/25)	288	313,278
3.90%, 06/01/28 (Call 03/01/28)(b)	447	503,884
4.00%, 03/15/28 (Call 12/15/27)(b)	294	332,669

80	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
4.20%, 06/01/32 (Call 03/01/32)	$591	$690,997
4.65%, 03/15/26 (Call 01/15/26)	759	864,975
4.90%, 03/15/29 (Call 12/15/28)	289	346,608

		13,333,439

Pharmaceuticals — 5.0%
AbbVie Inc.
2.30%, 11/21/22	1,168	1,194,561
2.60%, 11/21/24 (Call 10/21/24)	2,451	2,582,523
2.85%, 05/14/23 (Call 03/14/23)	568	589,181
2.95%, 11/21/26 (Call 09/21/26)	1,735	1,869,870
3.20%, 11/06/22 (Call 09/06/22)	837	860,659
3.20%, 05/14/26 (Call 02/14/26)	1,296	1,407,062
3.20%, 11/21/29 (Call 08/21/29)	1,480	1,617,671
3.25%, 10/01/22 (Call 07/01/22)	581	595,045
3.60%, 05/14/25 (Call 02/14/25)	2,801	3,044,756
3.75%, 11/14/23 (Call 10/14/23)(b)	993	1,059,709
3.80%, 03/15/25 (Call 12/15/24)	1,941	2,116,602
3.85%, 06/15/24 (Call 03/15/24)	1,037	1,119,802
4.05%, 11/21/39 (Call 05/21/39)	2,730	3,207,657
4.25%, 11/14/28 (Call 08/14/28)	972	1,126,648
4.25%, 11/21/49 (Call 05/21/49)(b)	3,672	4,454,457
4.30%, 05/14/36 (Call 11/14/35)	1,173	1,398,902
4.40%, 11/06/42	1,744	2,121,577
4.45%, 05/14/46 (Call 11/14/45)	1,299	1,590,623
4.50%, 05/14/35 (Call 11/14/34)	1,699	2,066,243
4.55%, 03/15/35 (Call 09/15/34)	923	1,123,125
4.63%, 10/01/42 (Call 04/01/42)	450	557,109
4.70%, 05/14/45 (Call 11/14/44)	1,757	2,216,752
4.75%, 03/15/45 (Call 09/15/44)	818	1,034,355
4.85%, 06/15/44 (Call 12/15/43)	1,052	1,345,080
4.88%, 11/14/48 (Call 05/14/48)	1,355	1,774,278
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	330	342,661
2.80%, 05/15/30 (Call 02/15/30)(b)	850	894,402
3.25%, 03/01/25 (Call 12/01/24)	204	218,324
3.40%, 05/15/24 (Call 02/15/24)	660	701,161
3.45%, 12/15/27 (Call 09/15/27)	633	695,850
4.25%, 03/01/45 (Call 09/01/44)(b)	195	229,109
4.30%, 12/15/47 (Call 06/15/47)(b)	737	871,515
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/28/22)	94	94,121
1.20%, 05/28/26 (Call 04/28/26)	500	502,644
1.75%, 05/28/28 (Call 03/28/28)	445	451,980
2.25%, 05/28/31 (Call 02/28/31)(b)	370	382,026
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)(b)	587	576,849
1.38%, 08/06/30 (Call 05/06/30)	1,660	1,596,898
2.13%, 08/06/50 (Call 02/06/50)(b)	635	570,973
3.00%, 05/28/51 (Call 11/28/50)	545	579,600
3.13%, 06/12/27 (Call 03/12/27)	435	475,109
3.38%, 11/16/25(b)	1,115	1,221,865
3.50%, 08/17/23 (Call 07/17/23)	1,142	1,207,587
4.00%, 01/17/29 (Call 10/17/28)	987	1,139,183
4.00%, 09/18/42	780	949,718
4.38%, 11/16/45	644	830,505
4.38%, 08/17/48 (Call 02/17/48)	862	1,117,655
6.45%, 09/15/37	985	1,482,530
Bayer Corp., 6.65%, 02/15/28(a)	144	181,510
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(a)	1,026	1,088,561

Security	Par (000)	Value

Pharmaceuticals (continued)
3.88%, 12/15/23 (Call 11/15/23)(a)	$1,256	$1,339,534
3.95%, 04/15/45 (Call 10/15/44)(a)	236	254,129
4.20%, 07/15/34 (Call 01/15/34)(a)	834	942,406
4.25%, 12/15/25 (Call 10/15/25)(a)	1,277	1,421,707
4.38%, 12/15/28 (Call 09/15/28)(a)	1,782	2,046,424
4.40%, 07/15/44 (Call 01/15/44)(a)(b)	997	1,165,183
4.63%, 06/25/38 (Call 12/25/37)(a)(b)	330	395,396
4.65%, 11/15/43 (Call 05/15/43)(a)	160	184,062
4.70%, 07/15/64 (Call 01/15/64)(a)	555	665,261
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	975	1,234,961
5.50%, 08/15/25(a)	248	282,106
Bayer U.S. Finance LLC, 3.38%, 10/08/24(a)	2,008	2,148,149
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	1,207	1,187,653
2.82%, 05/20/30 (Call 02/20/30)	241	255,170
3.36%, 06/06/24 (Call 04/06/24)	695	742,120
3.70%, 06/06/27 (Call 03/06/27)(b)	1,573	1,754,496
3.73%, 12/15/24 (Call 09/15/24)	328	356,071
3.79%, 05/20/50 (Call 11/20/49)	924	1,047,129
4.67%, 06/06/47 (Call 12/06/46)	797	1,011,337
4.69%, 12/15/44 (Call 06/15/44)	766	974,548
6.00%, 05/15/39	145	197,014
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 11/13/21)(b)	385	385,204
0.75%, 11/13/25 (Call 10/13/25)(b)	509	505,769
1.13%, 11/13/27 (Call 09/13/27)(b)	603	598,289
1.45%, 11/13/30 (Call 08/13/30)(b)	981	954,932
2.35%, 11/13/40 (Call 05/13/40)	621	602,634
2.55%, 11/13/50 (Call 05/13/50)	775	753,344
2.75%, 02/15/23 (Call 01/15/23)	543	561,690
2.90%, 07/26/24 (Call 06/26/24)	2,105	2,243,467
3.20%, 06/15/26 (Call 04/15/26)	2,496	2,741,516
3.25%, 02/20/23 (Call 01/20/23)	549	571,600
3.25%, 11/01/23	123	130,597
3.25%, 02/27/27	650	719,930
3.25%, 08/01/42(b)	615	672,573
3.40%, 07/26/29 (Call 04/26/29)	2,799	3,147,928
3.45%, 11/15/27 (Call 08/15/27)	1,101	1,232,679
3.63%, 05/15/24 (Call 02/15/24)	100	107,621
3.88%, 08/15/25 (Call 05/15/25)	738	817,805
3.90%, 02/20/28 (Call 11/20/27)	1,243	1,424,715
4.13%, 06/15/39 (Call 12/15/38)	1,482	1,803,645
4.25%, 10/26/49 (Call 04/26/49)	1,867	2,376,876
4.35%, 11/15/47 (Call 05/15/47)	1,065	1,359,129
4.50%, 03/01/44 (Call 09/01/43)(b)	712	933,345
4.55%, 02/20/48 (Call 08/20/47)(b)	1,148	1,509,855
4.63%, 05/15/44 (Call 11/15/43)	530	699,280
5.00%, 08/15/45 (Call 02/15/45)	1,468	2,021,332
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	479	507,241
3.20%, 03/15/23	278	289,360
3.41%, 06/15/27 (Call 03/15/27)(b)	1,086	1,191,922
3.50%, 11/15/24 (Call 08/15/24)	245	263,118
3.75%, 09/15/25 (Call 06/15/25)	762	838,369
4.37%, 06/15/47 (Call 12/15/46)	202	228,591
4.50%, 11/15/44 (Call 05/15/44)	470	541,480
4.60%, 03/15/43	598	706,050
4.90%, 09/15/45 (Call 03/15/45)(b)	350	425,061
Cigna Corp.
0.61%, 03/15/24 (Call 03/15/22)	253	253,051

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
1.25%, 03/15/26 (Call 02/15/26)(b)	$335	$336,933
2.38%, 03/15/31 (Call 12/15/30)	925	949,572
2.40%, 03/15/30 (Call 12/15/29)	1,060	1,092,288
3.00%, 07/15/23 (Call 05/16/23)	735	766,361
3.05%, 11/30/22 (Call 10/31/22)	319	328,951
3.05%, 10/15/27 (Call 07/15/27)	644	695,006
3.20%, 03/15/40 (Call 09/15/39)	799	841,434
3.25%, 04/15/25 (Call 01/15/25)	896	966,296
3.40%, 03/01/27 (Call 12/01/26)	880	969,383
3.40%, 03/15/50 (Call 09/15/49)(b)	939	998,940
3.40%, 03/15/51 (Call 09/15/50)	495	528,593
3.50%, 06/15/24 (Call 03/17/24)	698	747,637
3.75%, 07/15/23 (Call 06/15/23)	891	943,651
3.88%, 10/15/47 (Call 04/15/47)	938	1,064,325
4.13%, 11/15/25 (Call 09/15/25)	1,184	1,322,807
4.38%, 10/15/28 (Call 07/15/28)	2,207	2,575,245
4.50%, 02/25/26 (Call 11/27/25)	994	1,128,919
4.80%, 08/15/38 (Call 02/15/38)	1,686	2,109,160
4.80%, 07/15/46 (Call 01/16/46)	964	1,233,641
4.90%, 12/15/48 (Call 06/15/48)	2,123	2,777,310
5.38%, 02/15/42 (Call 08/15/41)	70	89,278
6.13%, 11/15/41	414	588,309
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	1,180	1,169,874
1.75%, 08/21/30 (Call 05/21/30)	836	813,964
1.88%, 02/28/31 (Call 11/28/30)	965	945,260
2.13%, 09/15/31 (Call 06/15/31)	895	892,626
2.63%, 08/15/24 (Call 07/15/24)	784	826,679
2.70%, 08/21/40 (Call 02/21/40)	1,375	1,350,220
2.75%, 12/01/22 (Call 09/01/22)	589	603,199
2.88%, 06/01/26 (Call 03/01/26)	1,074	1,152,347
3.00%, 08/15/26 (Call 06/15/26)(b)	814	878,751
3.25%, 08/15/29 (Call 05/15/29)	1,252	1,366,646
3.38%, 08/12/24 (Call 05/12/24)	790	844,896
3.63%, 04/01/27 (Call 02/01/27)	964	1,069,785
3.70%, 03/09/23 (Call 02/09/23)	126	131,877
3.75%, 04/01/30 (Call 01/01/30)(b)	1,109	1,250,098
3.88%, 07/20/25 (Call 04/20/25)	1,131	1,245,910
4.00%, 12/05/23 (Call 09/05/23)	115	122,945
4.10%, 03/25/25 (Call 01/25/25)	922	1,016,052
4.13%, 04/01/40 (Call 10/01/39)	1,056	1,227,607
4.25%, 04/01/50 (Call 10/01/49)	550	669,373
4.30%, 03/25/28 (Call 12/25/27)	1,891	2,177,282
4.75%, 12/01/22 (Call 09/01/22)	842	877,673
4.78%, 03/25/38 (Call 09/25/37)	3,761	4,680,486
4.88%, 07/20/35 (Call 01/20/35)	491	604,605
5.00%, 12/01/24 (Call 09/01/24)	523	586,915
5.05%, 03/25/48 (Call 09/25/47)	3,949	5,227,158
5.13%, 07/20/45 (Call 01/20/45)	2,580	3,404,941
5.30%, 12/05/43 (Call 06/05/43)	792	1,055,335
6.13%, 09/15/39(b)	328	463,003
6.25%, 06/01/27	125	155,858
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(b)	1,678	1,566,421
2.50%, 09/15/60 (Call 03/15/60)	752	698,104
2.75%, 06/01/25 (Call 03/01/25)	777	828,659
3.10%, 05/15/27 (Call 02/15/27)	310	338,871
3.38%, 03/15/29 (Call 12/15/28)	1,063	1,196,858
3.70%, 03/01/45 (Call 09/01/44)	65	76,641
3.88%, 03/15/39 (Call 09/15/38)	31	37,381

Security	Par (000)	Value

Pharmaceuticals (continued)
3.95%, 03/15/49 (Call 09/15/48)	$1,665	$2,052,131
4.15%, 03/15/59 (Call 09/15/58)	679	882,928
5.50%, 03/15/27(b)	225	276,111
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(a)	167	179,394
Evernorth Health Inc., 4.50%, 02/25/26 (Call 11/27/25)	280	314,368
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	817	848,579
3.38%, 05/15/23(b)	718	754,879
3.63%, 05/15/25	963	1,057,948
3.88%, 05/15/28	983	1,129,978
4.20%, 03/18/43(b)	430	530,322
5.38%, 04/15/34(b)	725	983,240
6.38%, 05/15/38	1,943	2,926,711
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	1,140	1,141,812
3.00%, 06/01/24 (Call 05/01/24)	784	833,752
3.38%, 06/01/29 (Call 03/01/29)(b)	499	557,666
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	912	904,083
0.95%, 09/01/27 (Call 07/01/27)(b)	1,211	1,199,399
1.30%, 09/01/30 (Call 06/01/30)(b)	1,161	1,139,638
2.05%, 03/01/23 (Call 01/01/23)	91	93,180
2.10%, 09/01/40 (Call 03/01/40)	888	858,257
2.25%, 09/01/50 (Call 03/01/50)(b)	705	676,906
2.45%, 03/01/26 (Call 12/01/25)	1,273	1,357,936
2.45%, 09/01/60 (Call 03/01/60)(b)	553	537,635
2.63%, 01/15/25 (Call 11/15/24)	566	600,392
2.90%, 01/15/28 (Call 10/15/27)	1,150	1,255,925
2.95%, 03/03/27 (Call 12/03/26)	768	842,724
3.38%, 12/05/23	245	262,160
3.40%, 01/15/38 (Call 07/15/37)	661	760,163
3.50%, 01/15/48 (Call 07/15/47)	543	644,346
3.55%, 03/01/36 (Call 09/01/35)	801	942,298
3.63%, 03/03/37 (Call 09/03/36)	382	449,655
3.70%, 03/01/46 (Call 09/01/45)	1,412	1,702,405
3.75%, 03/03/47 (Call 09/03/46)	668	819,476
4.38%, 12/05/33 (Call 06/05/33)	607	763,462
4.50%, 09/01/40	500	652,261
4.50%, 12/05/43 (Call 06/05/43)	215	283,938
4.85%, 05/15/41(b)	260	350,072
4.95%, 05/15/33(b)	481	637,118
5.85%, 07/15/38	671	993,334
5.95%, 08/15/37	862	1,275,116
6.73%, 11/15/23(b)	315	358,201
6.95%, 09/01/29	125	174,734
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	426	421,475
1.30%, 08/15/26 (Call 07/15/26)	385	384,333
2.70%, 12/15/22 (Call 09/15/22)	551	563,666
2.85%, 03/15/23 (Call 12/15/22)	54	55,649
3.80%, 03/15/24 (Call 12/15/23)	602	645,457
3.95%, 02/16/28 (Call 11/16/27)	132	149,545
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	333	373,589
4.60%, 06/01/44 (Call 12/01/43)	475	626,212
5.90%, 11/01/39	225	325,723
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(b)	1,413	1,406,905
1.45%, 06/24/30 (Call 03/24/30)(b)	525	515,915
2.35%, 06/24/40 (Call 12/24/39)(b)	888	870,706

82	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.45%, 06/24/50 (Call 12/24/49)(b)	$1,044	$1,003,196
2.75%, 02/10/25 (Call 11/10/24)	1,503	1,601,931
2.80%, 05/18/23	1,320	1,374,862
2.90%, 03/07/24 (Call 02/07/24)	961	1,015,683
3.40%, 03/07/29 (Call 12/07/28)	907	1,019,000
3.60%, 09/15/42 (Call 03/15/42)	472	547,975
3.70%, 02/10/45 (Call 08/10/44)	1,336	1,563,294
3.90%, 03/07/39 (Call 09/07/38)	733	874,319
4.00%, 03/07/49 (Call 09/07/48)	1,119	1,384,622
4.15%, 05/18/43	954	1,182,762
6.50%, 12/01/33(b)	305	456,541
Merck Sharp & Dohme Corp.
5.75%, 11/15/36(b)	118	167,674
5.95%, 12/01/28	140	182,335
6.40%, 03/01/28(b)	25	31,911
Mylan Inc.
3.13%, 01/15/23(a)	278	287,426
4.20%, 11/29/23 (Call 08/29/23)	622	665,524
4.55%, 04/15/28 (Call 01/15/28)	439	506,138
5.20%, 04/15/48 (Call 10/15/47)	558	694,981
5.40%, 11/29/43 (Call 05/29/43)(b)	604	764,026
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	949	980,477
2.00%, 02/14/27 (Call 12/14/26)	1,412	1,470,753
2.20%, 08/14/30 (Call 05/14/30)	865	900,110
2.40%, 09/21/22	640	654,799
2.75%, 08/14/50 (Call 02/14/50)(b)	856	886,197
3.00%, 11/20/25 (Call 08/20/25)	1,501	1,624,885
3.10%, 05/17/27 (Call 02/17/27)	560	614,030
3.40%, 05/06/24	847	911,267
3.70%, 09/21/42	527	621,994
4.00%, 11/20/45 (Call 05/20/45)	103	127,563
4.40%, 05/06/44	997	1,297,116
Perrigo Finance Unlimited Co.
3.15%, 06/15/30 (Call 03/15/30)(b)	380	391,410
3.90%, 12/15/24 (Call 09/15/24)	680	726,534
4.38%, 03/15/26 (Call 12/15/25)(b)	340	370,436
4.90%, 12/15/44 (Call 06/15/44)	155	166,489
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	867	868,172
1.70%, 05/28/30 (Call 02/28/30)(b)	850	851,421
1.75%, 08/18/31 (Call 05/18/31)	600	597,093
2.55%, 05/28/40 (Call 11/28/39)	976	993,812
2.63%, 04/01/30 (Call 01/01/30)	931	1,001,213
2.70%, 05/28/50 (Call 11/28/49)	1,130	1,145,065
2.75%, 06/03/26(b)	425	461,532
2.95%, 03/15/24 (Call 02/15/24)	582	618,839
3.00%, 06/15/23	751	786,681
3.00%, 12/15/26(b)	1,102	1,212,542
3.20%, 09/15/23 (Call 08/15/23)	612	646,266
3.40%, 05/15/24	795	856,994
3.45%, 03/15/29 (Call 12/15/28)	196	221,168
3.60%, 09/15/28 (Call 06/15/28)	988	1,126,781
3.90%, 03/15/39 (Call 09/15/38)	760	909,777
4.00%, 12/15/36	788	957,316
4.00%, 03/15/49 (Call 09/15/48)(b)	919	1,135,764
4.10%, 09/15/38 (Call 03/15/38)	563	690,520
4.13%, 12/15/46	894	1,116,342
4.20%, 09/15/48 (Call 03/15/48)	743	942,867
4.30%, 06/15/43	336	422,894

Security	Par (000)	Value

Pharmaceuticals (continued)
4.40%, 05/15/44	$841	$1,081,587
5.60%, 09/15/40	343	495,687
7.20%, 03/15/39	1,142	1,871,019
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	441	464,041
3.63%, 06/19/28 (Call 03/19/28)	701	801,184
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	2,076	2,167,693
3.20%, 09/23/26 (Call 06/23/26)	2,281	2,475,760
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	2,220	2,213,835
3.03%, 07/09/40 (Call 01/09/40)	1,295	1,337,874
3.18%, 07/09/50 (Call 01/09/50)(b)	1,380	1,428,925
3.38%, 07/09/60 (Call 01/09/60)(b)	756	805,048
4.40%, 11/26/23 (Call 10/26/23)	910	982,857
5.00%, 11/26/28 (Call 08/26/28)	408	492,700
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	1,521	1,685,937
5.25%, 06/15/46 (Call 12/15/45)	681	838,787
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)(a)	713	724,435
2.30%, 06/22/27 (Call 04/22/27)(a)	700	720,433
2.70%, 06/22/30 (Call 03/22/30)(a)(b)	1,242	1,270,873
3.85%, 06/22/40 (Call 12/22/39)(a)(b)	1,005	1,088,555
4.00%, 06/22/50 (Call 12/22/49)(a)	1,368	1,489,299
Wyeth LLC
5.95%, 04/01/37	1,305	1,868,797
6.00%, 02/15/36	410	590,943
6.45%, 02/01/24	469	536,496
6.50%, 02/01/34	675	985,699
7.25%, 03/01/23	241	265,807
Zeneca Wilmington Inc., 7.00%, 11/15/23	256	290,490
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	454	454,773
3.00%, 09/12/27 (Call 06/15/27)	726	788,657
3.00%, 05/15/50 (Call 11/15/49)(b)	755	792,472
3.25%, 02/01/23 (Call 11/01/22)(b)	801	827,919
3.90%, 08/20/28 (Call 05/20/28)(b)	503	572,840
3.95%, 09/12/47 (Call 03/12/47)	512	615,763
4.45%, 08/20/48 (Call 02/20/48)	717	928,193
4.50%, 11/13/25 (Call 08/13/25)	170	192,775
4.70%, 02/01/43 (Call 08/01/42)	261	339,124

		299,272,180

Pipelines — 3.5%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(a)	310	346,444
4.60%, 11/02/47(a)(b)	1,141	1,371,140
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	50	51,491
3.40%, 02/15/31 (Call 11/15/30)	350	373,216
4.45%, 07/15/27 (Call 04/15/27)	473	534,328
4.80%, 05/03/29 (Call 02/03/29)	580	670,696
4.95%, 12/15/24 (Call 09/15/24)	671	745,767
5.95%, 06/01/26 (Call 03/01/26)	351	413,591
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(a)	320	344,543
3.30%, 01/15/35 (Call 09/15/34)(a)	778	844,564
3.40%, 01/15/38 (Call 07/15/37)(a)	380	407,643
3.70%, 01/15/39 (Call 07/15/38)(a)	175	197,153

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(a)	$350	$350,232
3.70%, 11/15/29 (Call 05/18/29)(b)	821	900,631
5.13%, 06/30/27 (Call 01/01/27)	1,259	1,464,221
5.88%, 03/31/25 (Call 10/02/24)	1,151	1,307,629
7.00%, 06/30/24 (Call 01/01/24)	1,255	1,423,255
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(a)	695	760,264
Colonial Pipeline Co., 4.25%, 04/15/48 (Call 10/15/47)(a)	180	211,438
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(a)	166	185,639
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	937	1,048,266
5.80%, 06/01/45 (Call 12/01/44)	335	469,130
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)(a)	359	382,056
3.60%, 12/15/24 (Call 09/15/24)(a)	178	191,783
3.90%, 11/15/49 (Call 05/15/49)(a)	421	465,526
4.60%, 12/15/44 (Call 06/15/44)(a)	326	394,291
4.80%, 11/01/43 (Call 05/01/43)(a)	417	517,813
El Paso Natural Gas Co. LLC, 8.38%, 06/15/32	120	177,860
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	25	26,580
4.15%, 09/15/29 (Call 06/15/29)	628	687,833
4.40%, 03/15/27 (Call 12/15/26)	927	1,031,141
4.95%, 05/15/28 (Call 02/15/28)	572	650,801
5.00%, 05/15/44 (Call 11/15/43)	365	399,058
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	654	855,660
5.88%, 10/15/25 (Call 07/15/25)	430	504,624
7.38%, 10/15/45 (Call 04/15/45)	592	948,722
Series B, 7.50%, 04/15/38	115	173,420
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	553	579,623
2.50%, 08/01/33 (Call 05/01/33)	460	464,487
3.13%, 11/15/29 (Call 08/15/29)(b)	825	884,700
3.40%, 08/01/51 (Call 02/01/51)	220	227,464
3.50%, 06/10/24 (Call 03/10/24)	604	645,844
3.70%, 07/15/27 (Call 04/15/27)(b)	870	964,327
4.00%, 10/01/23 (Call 07/01/23)	795	844,075
4.00%, 11/15/49 (Call 05/15/49)	80	89,724
4.25%, 12/01/26 (Call 09/01/26)	489	549,548
4.50%, 06/10/44 (Call 12/10/43)	499	587,349
5.50%, 12/01/46 (Call 05/29/46)	212	290,334
5.50%, 07/15/77 (Call 07/15/27)(b)(c)	761	820,118
6.25%, 03/01/78 (Call 03/01/28)(c)	455	500,274
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27)(c)	479	530,575
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30)(c)	325	366,925
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	844	885,915
3.45%, 01/15/23 (Call 10/15/22)	475	489,128
3.60%, 02/01/23 (Call 11/01/22)	444	459,164
3.75%, 05/15/30 (Call 02/15/30)	921	999,994
3.90%, 07/15/26 (Call 04/15/26)	564	619,164
4.00%, 10/01/27 (Call 07/01/27)	700	777,931
4.05%, 03/15/25 (Call 12/15/24)	579	627,201
4.20%, 04/15/27 (Call 01/15/27)	240	266,887
4.25%, 03/15/23 (Call 12/15/22)	114	119,182
4.25%, 04/01/24 (Call 01/01/24)	507	543,906
4.50%, 04/15/24 (Call 03/15/24)	450	488,743

Security	Par (000)	Value

Pipelines (continued)
4.75%, 01/15/26 (Call 10/15/25)	$841	$942,865
4.90%, 02/01/24 (Call 11/01/23)	421	455,377
4.90%, 03/15/35 (Call 09/15/34)	463	533,969
4.95%, 06/15/28 (Call 03/15/28)(b)	910	1,054,060
4.95%, 01/15/43 (Call 07/15/42)	412	455,330
5.00%, 05/15/50 (Call 11/15/49)	1,448	1,696,512
5.15%, 02/01/43 (Call 08/01/42)	426	484,013
5.15%, 03/15/45 (Call 09/15/44)	441	511,841
5.25%, 04/15/29 (Call 01/15/29)	989	1,165,010
5.30%, 04/01/44 (Call 10/01/43)	510	594,205
5.30%, 04/15/47 (Call 10/15/46)	771	911,938
5.35%, 05/15/45 (Call 11/15/44)	526	624,122
5.40%, 10/01/47 (Call 04/01/47)	920	1,116,754
5.50%, 06/01/27 (Call 03/01/27)	737	869,968
5.88%, 01/15/24 (Call 10/15/23)	928	1,022,686
5.95%, 12/01/25 (Call 09/01/25)	320	373,504
5.95%, 10/01/43 (Call 04/01/43)	302	376,135
6.00%, 06/15/48 (Call 12/15/47)	800	1,022,151
6.05%, 06/01/41 (Call 12/01/40)	382	480,363
6.10%, 02/15/42	385	482,104
6.13%, 12/15/45 (Call 06/15/45)	137	176,159
6.25%, 04/15/49 (Call 10/15/48)	1,120	1,482,726
6.50%, 02/01/42 (Call 08/01/41)	745	974,816
6.63%, 10/15/36	640	845,369
6.85%, 02/15/40	50	64,327
7.50%, 07/01/38	555	777,744
7.60%, 02/01/24 (Call 11/01/23)	125	141,149
8.25%, 11/15/29 (Call 08/15/29)	300	413,641
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	278	342,873
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	518	551,446
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	655	699,888
5.00%, 10/01/22 (Call 07/01/22)	615	636,709
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(b)	578	613,405
3.13%, 07/31/29 (Call 04/30/29)	862	932,926
3.20%, 02/15/52 (Call 08/15/51)	424	425,756
3.35%, 03/15/23 (Call 12/15/22)	848	879,006
3.70%, 02/15/26 (Call 11/15/25)	405	447,659
3.70%, 01/31/51 (Call 07/31/50)	651	705,404
3.75%, 02/15/25 (Call 11/15/24)	1,415	1,537,646
3.90%, 02/15/24 (Call 11/15/23)	952	1,020,206
3.95%, 02/15/27 (Call 11/15/26)	620	693,652
3.95%, 01/31/60 (Call 07/31/59)	721	801,913
4.15%, 10/16/28 (Call 07/16/28)	782	898,293
4.20%, 01/31/50 (Call 07/31/49)	822	950,125
4.25%, 02/15/48 (Call 08/15/47)	847	983,500
4.45%, 02/15/43 (Call 08/15/42)	817	964,947
4.80%, 02/01/49 (Call 08/01/48)	743	925,573
4.85%, 08/15/42 (Call 02/15/42)	590	730,407
4.85%, 03/15/44 (Call 09/15/43)	1,010	1,252,902
4.90%, 05/15/46 (Call 11/15/45)	711	888,124
4.95%, 10/15/54 (Call 04/15/54)	342	442,315
5.10%, 02/15/45 (Call 08/15/44)	666	844,270
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(c)	564	582,345
5.70%, 02/15/42	467	634,061
5.95%, 02/01/41	685	953,621
6.13%, 10/15/39	427	597,505

84	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.45%, 09/01/40	$375	$541,948
7.55%, 04/15/38	310	478,170
Series D, 4.88%, 08/16/77 (Call 08/16/22), (3 mo. LIBOR US + 2.986%)(c)	555	544,197
Series D, 6.88%, 03/01/33	412	580,599
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(c)	746	779,230
Series H, 6.65%, 10/15/34	370	523,102
Series J, 5.75%, 03/01/35	236	306,115
Flex Intermediate Holdco LLC
3.36%, 06/30/31 (Call 12/30/30)(a)	60	61,397
4.32%, 12/30/39 (Call 06/30/39)(a)	85	88,524
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30 (Call 04/01/30)(a)	700	717,716
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(a)(b)	200	203,143
2.16%, 03/31/34(a)	1,545	1,537,708
GNL Quintero SA, 4.63%, 07/31/29(a)	377	407,543
Gray Oak Pipeline LLC
2.00%, 09/15/23(a)(b)	128	130,463
2.60%, 10/15/25 (Call 09/15/25)(a)	295	303,636
3.45%, 10/15/27 (Call 08/15/27)(a)	410	435,226
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(a)	75	83,735
5.95%, 10/15/45 (Call 04/15/45)(a)	100	131,321
KazTransGas JSC, 4.38%, 09/26/27(a)	200	220,472
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	431	446,109
3.50%, 09/01/23 (Call 06/01/23)	352	369,660
3.95%, 09/01/22 (Call 06/01/22)(b)	667	684,851
4.15%, 02/01/24 (Call 11/01/23)	655	702,656
4.25%, 09/01/24 (Call 06/01/24)	847	923,368
4.30%, 05/01/24 (Call 02/01/24)	635	688,012
4.70%, 11/01/42 (Call 05/01/42)	467	547,575
5.00%, 08/15/42 (Call 02/15/42)	543	660,407
5.00%, 03/01/43 (Call 09/01/42)	537	650,963
5.40%, 09/01/44 (Call 03/01/44)	595	747,393
5.50%, 03/01/44 (Call 09/01/43)	633	804,933
5.63%, 09/01/41	104	133,871
5.80%, 03/15/35	300	385,207
6.38%, 03/01/41	490	682,235
6.50%, 02/01/37	368	509,599
6.50%, 09/01/39	385	540,461
6.55%, 09/15/40	555	782,728
6.95%, 01/15/38	531	760,035
7.30%, 08/15/33	373	532,553
7.40%, 03/15/31	174	242,541
7.50%, 11/15/40	271	404,941
7.75%, 03/15/32	272	390,964
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(b)	342	333,590
3.15%, 01/15/23 (Call 12/15/22)	441	456,461
3.25%, 08/01/50 (Call 02/01/50)	419	409,984
3.60%, 02/15/51 (Call 08/15/50)	395	408,415
4.30%, 06/01/25 (Call 03/01/25)	1,275	1,411,913
4.30%, 03/01/28 (Call 12/01/27)	887	1,013,073
5.05%, 02/15/46 (Call 08/15/45)	426	523,262
5.20%, 03/01/48 (Call 09/01/47)(b)	671	845,634
5.30%, 12/01/34 (Call 06/01/34)	732	906,041
5.55%, 06/01/45 (Call 12/01/44)	783	1,016,012

Security	Par (000)	Value

Pipelines (continued)
5.63%, 11/15/23 (Call 08/15/23)(a)	$783	$856,805
7.75%, 01/15/32	416	601,659
7.80%, 08/01/31	503	724,716
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	490	527,776
3.95%, 03/01/50 (Call 09/01/49)	480	523,234
4.20%, 12/01/42 (Call 06/01/42)	136	147,332
4.20%, 03/15/45 (Call 09/15/44)	345	365,180
4.20%, 10/03/47 (Call 04/03/47)	442	494,978
4.25%, 09/15/46 (Call 03/15/46)	260	293,788
4.85%, 02/01/49 (Call 08/01/48)	485	588,514
5.00%, 03/01/26 (Call 12/01/25)	538	617,613
5.15%, 10/15/43 (Call 04/15/43)	646	796,773
6.40%, 05/01/37	30	40,673
Midwest Connector Capital Co. LLC
3.90%, 04/01/24 (Call 03/01/24)(a)	696	729,453
4.63%, 04/01/29 (Call 01/01/29)(a)	710	768,639
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,241	1,256,709
2.65%, 08/15/30 (Call 05/15/30)	1,010	1,025,389
3.38%, 03/15/23 (Call 02/15/23)	552	574,654
4.00%, 02/15/25 (Call 11/15/24)	425	462,846
4.00%, 03/15/28 (Call 12/15/27)	1,007	1,125,249
4.13%, 03/01/27 (Call 12/01/26)	857	961,655
4.25%, 12/01/27 (Call 09/01/27)	647	732,445
4.50%, 07/15/23 (Call 04/15/23)	732	777,532
4.50%, 04/15/38 (Call 10/15/37)	697	797,149
4.70%, 04/15/48 (Call 10/15/47)	1,268	1,481,959
4.80%, 02/15/29 (Call 11/15/28)	646	756,245
4.88%, 12/01/24 (Call 09/01/24)	1,110	1,235,081
4.88%, 06/01/25 (Call 03/01/25)	760	854,898
4.90%, 04/15/58 (Call 10/15/57)	323	384,410
5.20%, 03/01/47 (Call 09/01/46)	831	1,022,631
5.20%, 12/01/47 (Call 06/01/47)	434	532,075
5.50%, 02/15/49 (Call 08/15/48)	1,165	1,504,372
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(a)	100	103,300
4.88%, 08/15/27 (Call 02/15/27)(a)	955	1,092,765
7.77%, 12/15/37(a)	626	902,509
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)	580	607,054
4.10%, 09/15/42 (Call 03/15/42)(a)(b)	200	230,744
4.30%, 01/15/49 (Call 07/15/48)(a)	540	647,797
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	570	636,162
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)(b)	340	349,613
2.75%, 09/01/24 (Call 08/01/24)	718	753,115
3.10%, 03/15/30 (Call 12/15/29)	305	320,651
3.40%, 09/01/29 (Call 06/01/29)	951	1,021,658
4.00%, 07/13/27 (Call 04/13/27)	485	538,251
4.35%, 03/15/29 (Call 12/15/28)	874	992,483
4.45%, 09/01/49 (Call 03/01/49)	350	394,771
4.50%, 03/15/50 (Call 09/15/49)	225	250,706
4.55%, 07/15/28 (Call 04/15/28)	684	780,085
4.95%, 07/13/47 (Call 01/06/47)	804	946,357
5.20%, 07/15/48 (Call 01/15/48)	769	944,194
5.85%, 01/15/26 (Call 12/15/25)	395	463,885
6.00%, 06/15/35	45	57,093
6.35%, 01/15/31 (Call 10/15/30)	166	213,801
7.15%, 01/15/51 (Call 07/15/50)	308	453,020

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
7.50%, 09/01/23 (Call 06/01/23)	$115	$128,563
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	222	227,247
4.90%, 03/15/25 (Call 12/15/24)	107	119,348
5.00%, 09/15/23 (Call 06/15/23)	756	810,166
6.13%, 02/01/41 (Call 08/01/40)	798	1,033,919
6.20%, 09/15/43 (Call 03/15/43)	383	499,733
6.65%, 10/01/36	209	283,139
6.85%, 10/15/37	30	40,978
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	590	613,560
3.15%, 12/15/29 (Call 09/15/29)	508	534,666
3.55%, 10/01/26 (Call 07/01/26)	589	638,365
3.75%, 03/01/28 (Call 12/01/27)	33	36,051
4.68%, 02/15/45 (Call 08/15/44)	415	476,335
4.90%, 10/01/46 (Call 04/01/46)(b)	499	595,293
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	182	234,632
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	390	399,284
3.55%, 12/15/29 (Call 09/15/29)	934	989,309
3.60%, 11/01/24 (Call 08/01/24)	1,175	1,252,521
3.80%, 09/15/30 (Call 06/15/30)	395	425,443
3.85%, 10/15/23 (Call 07/15/23)	859	905,336
4.30%, 01/31/43 (Call 07/31/42)	530	533,937
4.50%, 12/15/26 (Call 09/15/26)	520	584,159
4.65%, 10/15/25 (Call 07/15/25)	616	686,421
4.70%, 06/15/44 (Call 12/15/43)	450	479,768
4.90%, 02/15/45 (Call 08/15/44)	524	567,261
5.15%, 06/01/42 (Call 12/01/41)	343	386,277
6.65%, 01/15/37	290	382,687
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(a)	185	210,755
4.68%, 05/01/38 (Call 11/01/37)(a)	234	283,556
4.83%, 05/01/48 (Call 11/01/47)(a)	429	534,876
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,251	1,405,463
4.50%, 05/15/30 (Call 11/15/29)	1,476	1,709,748
5.00%, 03/15/27 (Call 09/15/26)	463	535,613
5.63%, 04/15/23 (Call 01/15/23)	763	813,883
5.63%, 03/01/25 (Call 12/01/24)	1,280	1,458,691
5.75%, 05/15/24 (Call 02/15/24)	1,790	1,995,440
5.88%, 06/30/26 (Call 12/31/25)	1,233	1,455,541
Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(a)	233	290,640
8.00%, 03/01/32	215	309,043
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	218	236,186
3.50%, 03/15/25 (Call 12/15/24)	515	554,419
4.50%, 03/15/45 (Call 09/15/44)	529	625,236
4.75%, 03/15/24 (Call 12/15/23)	769	838,201
5.95%, 09/25/43 (Call 03/25/43)	491	679,232
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	184	204,649
4.38%, 03/13/25 (Call 12/13/24)	578	634,439
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(a)	916	953,710
7.00%, 03/15/27	100	127,189
7.00%, 10/15/28	238	310,882
7.63%, 04/01/37	280	408,194

Security	Par (000)	Value

Pipelines (continued)
Texas Eastern Transmission LP
2.80%, 10/15/22 (Call 07/15/22)(a)	$480	$488,955
3.50%, 01/15/28 (Call 10/15/27)(a)	635	695,010
4.15%, 01/15/48 (Call 07/15/47)(a)	547	623,337
7.00%, 07/15/32	339	477,102
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)	851	901,074
4.10%, 04/15/30 (Call 01/15/30)	361	413,369
4.25%, 05/15/28 (Call 02/15/28)	695	798,105
4.63%, 03/01/34 (Call 12/01/33)	491	579,396
4.75%, 05/15/38 (Call 11/15/37)	495	600,295
4.88%, 01/15/26 (Call 10/15/25)	671	770,059
4.88%, 05/15/48 (Call 11/15/47)	317	407,460
5.00%, 10/16/43 (Call 04/16/43)	421	526,551
5.10%, 03/15/49 (Call 09/15/48)	759	1,005,092
5.60%, 03/31/34	335	426,218
5.85%, 03/15/36	550	727,006
6.10%, 06/01/40	655	903,983
6.20%, 10/15/37	655	896,110
7.25%, 08/15/38	670	1,012,780
7.63%, 01/15/39	905	1,414,885
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27)(c)	1,257	1,347,253
5.50%, 09/15/79 (Call 09/15/29)(b)(c)	878	974,580
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(c)	491	550,529
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	921	997,047
3.95%, 05/15/50 (Call 11/15/49)	370	416,922
4.00%, 03/15/28 (Call 12/15/27)	173	195,516
4.45%, 08/01/42 (Call 02/01/42)	451	544,988
4.60%, 03/15/48 (Call 09/15/47)	511	624,548
5.40%, 08/15/41 (Call 02/15/41)	325	427,850
7.85%, 02/01/26 (Call 11/01/25)	730	918,527
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(a)	190	215,792
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	564	636,541
4.50%, 03/15/28 (Call 12/15/27)	501	567,091
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	310	316,235
3.50%, 11/15/30 (Call 08/15/30)(b)	707	775,942
3.70%, 01/15/23 (Call 10/15/22)	646	669,361
3.75%, 06/15/27 (Call 03/15/27)	987	1,096,396
3.90%, 01/15/25 (Call 10/15/24)	932	1,011,005
4.00%, 09/15/25 (Call 06/15/25)	652	719,931
4.30%, 03/04/24 (Call 12/04/23)	905	976,125
4.50%, 11/15/23 (Call 08/15/23)	837	900,142
4.55%, 06/24/24 (Call 03/24/24)	262	286,964
4.85%, 03/01/48 (Call 09/01/47)	313	384,548
4.90%, 01/15/45 (Call 07/15/44)	215	262,295
5.10%, 09/15/45 (Call 03/15/45)	909	1,134,968
5.40%, 03/04/44 (Call 09/04/43)	452	575,842
5.75%, 06/24/44 (Call 12/24/43)	660	881,577
5.80%, 11/15/43 (Call 05/15/43)	505	671,289
6.30%, 04/15/40(b)	392	537,675
7.75%, 06/15/31	142	199,401
8.75%, 03/15/32	593	917,826
Series A, 7.50%, 01/15/31	292	407,116

		207,937,077

86	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)	$325	$332,595
4.40%, 05/27/26 (Call 02/27/26)(a)	115	130,706
4.87%, 02/15/29 (Call 11/15/28)(a)	885	1,034,484
5.00%, 03/15/48 (Call 09/15/47)(a)(b)	25	32,580
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	694	754,465
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	340	458,600
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	510	673,189
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	798	898,954
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(a)(b)	543	601,301
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)	537	577,875

		5,494,749

Real Estate — 0.1%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	19	20,763
7.38%, 03/01/33(b)	175	252,603
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	563	572,397
4.88%, 03/01/26 (Call 12/01/25)	391	450,018
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(a)	200	205,000
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	375	378,014
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(a)	654	715,431
Mitsui Fudosan Co. Ltd., 3.95%, 01/24/29 (Call 10/24/28)(a)	25	28,296
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/27 (Call 12/20/26)(a)(b)	125	139,006
4.13%, 02/01/29 (Call 11/01/28)(a)	785	894,858

		3,656,386

Real Estate Investment Trusts — 3.3%
Agree LP, 2.60%, 06/15/33 (Call 03/15/33)	215	217,568
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	759	728,628
2.00%, 05/18/32 (Call 02/18/32)	780	767,625
2.75%, 12/15/29 (Call 09/15/29)	360	379,186
3.00%, 05/18/51 (Call 11/18/50)	842	837,878
3.38%, 08/15/31 (Call 05/15/31)	632	698,759
3.45%, 04/30/25 (Call 02/28/25)	589	639,392
3.80%, 04/15/26 (Call 02/15/26)	481	535,954
3.95%, 01/15/27 (Call 10/15/26)	295	332,067
3.95%, 01/15/28 (Call 10/15/27)	220	249,570
4.00%, 02/01/50 (Call 08/01/49)	553	648,491
4.30%, 01/15/26 (Call 10/15/25)	180	201,948
4.50%, 07/30/29 (Call 04/30/29)	254	299,543
4.70%, 07/01/30 (Call 04/01/30)	371	445,134
4.85%, 04/15/49 (Call 10/15/48)	127	168,295
4.90%, 12/15/30 (Call 09/15/30)	277	340,873
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	230	239,201
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	425	440,577
3.30%, 07/15/26 (Call 05/15/26)	170	183,212
3.63%, 11/15/27 (Call 08/15/27)	336	367,858

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.75%, 04/15/23 (Call 01/15/23)	$589	$614,446
3.88%, 01/30/31 (Call 10/30/30)	237	265,623
4.13%, 07/01/24 (Call 04/01/24)(b)	390	424,405
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	312	313,355
3.38%, 07/15/51 (Call 01/15/51)	210	216,366
4.25%, 02/15/28 (Call 11/15/27)	165	188,960
4.90%, 02/15/29 (Call 11/15/28)	367	433,874
American Tower Corp.
0.60%, 01/15/24(b)	693	692,539
1.30%, 09/15/25 (Call 08/15/25)	349	350,623
1.50%, 01/31/28 (Call 11/30/27)	590	577,697
1.60%, 04/15/26 (Call 03/15/26)	785	793,020
1.88%, 10/15/30 (Call 07/15/30)	1,094	1,061,381
2.10%, 06/15/30 (Call 03/15/30)	725	716,957
2.40%, 03/15/25 (Call 02/15/25)	714	745,920
2.70%, 04/15/31 (Call 01/15/31)	399	413,836
2.75%, 01/15/27 (Call 11/15/26)	673	710,694
2.90%, 01/15/30 (Call 10/15/29)	540	567,920
2.95%, 01/15/25 (Call 12/15/24)	516	547,201
2.95%, 01/15/51 (Call 07/15/50)	514	498,064
3.00%, 06/15/23	458	478,031
3.10%, 06/15/50 (Call 12/15/49)	935	928,306
3.13%, 01/15/27 (Call 10/15/26)	477	512,957
3.38%, 05/15/24 (Call 04/15/24)	494	527,739
3.38%, 10/15/26 (Call 07/15/26)	498	542,039
3.50%, 01/31/23	636	663,292
3.55%, 07/15/27 (Call 04/15/27)	270	296,355
3.60%, 01/15/28 (Call 10/15/27)	552	607,705
3.70%, 10/15/49 (Call 04/15/49)(b)	542	597,038
3.80%, 08/15/29 (Call 05/15/29)	761	849,038
3.95%, 03/15/29 (Call 12/15/28)	498	559,203
4.00%, 06/01/25 (Call 03/01/25)	265	291,121
4.40%, 02/15/26 (Call 11/15/25)	469	528,405
5.00%, 02/15/24	614	677,096
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	490	504,036
2.45%, 01/15/31 (Call 10/15/30)	620	645,627
2.85%, 03/15/23 (Call 12/15/22)	30	30,898
2.90%, 10/15/26 (Call 07/15/26)(b)	400	430,334
2.95%, 05/11/26 (Call 02/11/26)	528	570,830
3.20%, 01/15/28 (Call 10/15/27)(b)	116	126,954
3.30%, 06/01/29 (Call 03/01/29)	395	434,503
3.35%, 05/15/27 (Call 02/15/27)(b)	522	577,786
3.45%, 06/01/25 (Call 03/03/25)	320	348,642
3.50%, 11/15/24 (Call 08/15/24)	279	301,139
3.50%, 11/15/25 (Call 08/15/25)(b)	25	27,389
3.90%, 10/15/46 (Call 04/15/46)	197	236,953
4.15%, 07/01/47 (Call 01/01/47)	284	354,595
4.20%, 12/15/23 (Call 09/16/23)	766	822,684
4.35%, 04/15/48 (Call 10/15/47)	207	265,964
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	826	836,763
2.75%, 10/01/26 (Call 07/01/26)	391	417,010
2.90%, 03/15/30 (Call 12/15/29)	595	624,690
3.13%, 09/01/23 (Call 06/01/23)(b)	717	749,257
3.20%, 01/15/25 (Call 10/15/24)	340	363,067
3.25%, 01/30/31 (Call 10/30/30)(b)	897	966,276
3.40%, 06/21/29 (Call 03/21/29)	345	378,574
3.65%, 02/01/26 (Call 11/03/25)	899	989,692

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.80%, 02/01/24 (Call 11/01/23)	$517	$550,625
3.85%, 02/01/23 (Call 11/01/22)	858	890,791
4.50%, 12/01/28 (Call 09/01/28)	799	935,154
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	375	410,570
4.10%, 10/01/24 (Call 07/01/24)	263	284,306
4.55%, 10/01/29 (Call 07/01/29)(b)	369	417,334
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	125	127,609
2.50%, 08/16/31 (Call 05/16/31)	390	392,057
3.25%, 09/15/23 (Call 07/15/23)	479	502,056
3.65%, 06/15/24 (Call 04/15/24)	580	622,094
3.85%, 02/01/25 (Call 11/01/24)	274	297,510
3.90%, 03/15/27 (Call 12/15/26)	435	480,598
4.05%, 07/01/30 (Call 04/01/30)	683	773,074
4.13%, 06/15/26 (Call 03/15/26)	90	100,638
4.13%, 05/15/29 (Call 02/15/29)	255	290,541
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	470	501,278
3.15%, 07/01/29 (Call 04/01/29)	149	163,086
3.35%, 11/01/49 (Call 05/01/49)(b)	295	328,192
4.10%, 10/15/28 (Call 07/15/28)	225	260,103
4.25%, 01/15/24 (Call 10/15/23)	135	144,459
4.88%, 06/15/23 (Call 02/15/23)	81	86,344
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	640	673,964
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332, 4.38%, 07/22/31 (Call 04/22/31)(a)	400	392,000
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)(b)	395	420,026
4.15%, 04/01/25 (Call 01/01/25)	185	199,961
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	300	297,461
2.25%, 03/15/26 (Call 02/15/26)	115	118,609
2.75%, 04/15/31 (Call 01/15/31)	25	25,512
5.00%, 07/01/25 (Call 04/01/25)	225	253,161
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	981	966,818
1.35%, 07/15/25 (Call 06/15/25)	114	114,831
2.10%, 04/01/31 (Call 01/01/31)(b)	837	819,615
2.25%, 01/15/31 (Call 10/15/30)	773	766,996
2.50%, 07/15/31 (Call 04/15/31)	480	486,981
2.90%, 04/01/41 (Call 10/01/40)	685	672,789
3.10%, 11/15/29 (Call 08/15/29)	593	632,186
3.15%, 07/15/23 (Call 06/15/23)	465	486,903
3.20%, 09/01/24 (Call 07/01/24)	817	871,724
3.25%, 01/15/51 (Call 07/15/50)	627	636,329
3.30%, 07/01/30 (Call 04/01/30)	590	637,063
3.65%, 09/01/27 (Call 06/01/27)	596	660,287
3.70%, 06/15/26 (Call 03/15/26)	503	553,880
3.80%, 02/15/28 (Call 11/15/27)	775	862,185
4.00%, 03/01/27 (Call 12/01/26)	381	427,752
4.00%, 11/15/49 (Call 05/15/49)	510	572,524
4.15%, 07/01/50 (Call 01/01/50)	411	476,621
4.30%, 02/15/29 (Call 11/15/28)(b)	515	593,994
4.45%, 02/15/26 (Call 11/15/25)	808	909,355
4.75%, 05/15/47 (Call 11/15/46)(b)	269	336,834
5.20%, 02/15/49 (Call 08/15/48)	393	515,816
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	235	232,131

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.00%, 02/15/30 (Call 11/15/29)	$408	$431,526
3.13%, 09/01/26 (Call 06/01/26)(b)	127	136,258
4.00%, 11/15/25 (Call 08/15/25)(b)	368	406,251
4.38%, 02/15/29 (Call 11/15/28)	330	379,105
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)(b)	459	436,417
2.90%, 11/15/24 (Call 10/15/24)(b)	669	701,232
3.45%, 11/15/29 (Call 08/15/29)	644	676,527
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	821	911,964
3.70%, 08/15/27 (Call 05/15/27)	867	971,915
4.45%, 07/15/28 (Call 04/15/28)(b)	360	418,873
4.75%, 10/01/25 (Call 07/01/25)	514	583,406
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	191	186,205
1.75%, 02/01/31 (Call 11/01/30)	655	634,263
2.88%, 11/15/29 (Call 08/15/29)	298	317,696
3.05%, 03/01/50 (Call 09/01/49)	356	357,088
3.25%, 06/30/26 (Call 03/30/26)	25	27,182
3.38%, 12/15/27 (Call 09/15/27)	209	230,515
3.75%, 12/01/24 (Call 09/01/24)	528	572,423
4.00%, 09/15/28 (Call 06/15/28)(b)	214	245,081
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	550	548,257
1.25%, 07/15/25 (Call 06/15/25)	628	628,857
1.45%, 05/15/26 (Call 04/15/26)	475	476,398
1.55%, 03/15/28 (Call 01/15/28)	331	327,364
1.80%, 07/15/27 (Call 05/15/27)	710	720,743
2.00%, 05/15/28 (Call 03/15/28)	385	390,467
2.15%, 07/15/30 (Call 04/15/30)	1,035	1,031,563
2.50%, 05/15/31 (Call 02/15/31)	706	723,933
2.63%, 11/18/24 (Call 10/18/24)	614	645,213
2.90%, 11/18/26 (Call 09/18/26)	517	553,673
2.95%, 09/15/51 (Call 03/15/51)	512	494,364
3.00%, 07/15/50 (Call 01/15/50)	764	742,685
3.20%, 11/18/29 (Call 08/18/29)	804	865,029
3.40%, 02/15/52 (Call 08/15/51)	340	355,765
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	120	118,229
2.50%, 02/15/30 (Call 11/15/29)(b)	690	720,130
2.85%, 11/01/26 (Call 08/01/26)	450	483,098
3.00%, 04/15/23 (Call 01/15/23)	120	124,293
3.00%, 07/01/29 (Call 04/01/29)	40	43,224
3.25%, 08/01/27 (Call 05/01/27)	195	214,200
3.50%, 03/01/28 (Call 12/01/27)	637	708,476
4.00%, 08/01/47 (Call 02/01/47)	120	143,793
4.15%, 12/01/28 (Call 09/01/28)	523	604,766
4.50%, 07/01/44 (Call 01/01/44)	604	773,216
4.50%, 06/01/45 (Call 12/01/44)	145	184,441
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)(b)	425	406,162
1.70%, 03/01/28 (Call 01/01/28)	175	174,271
2.55%, 06/15/31 (Call 03/15/31)	100	102,736
2.65%, 03/15/32 (Call 12/15/31)	624	643,886
2.65%, 09/01/50 (Call 03/01/50)	160	146,022
3.00%, 01/15/30 (Call 10/15/29)	277	295,057
3.25%, 05/01/23 (Call 02/01/23)(b)	155	161,031
3.38%, 04/15/26 (Call 01/15/26)	353	384,131
3.50%, 04/01/25 (Call 01/01/25)(b)	520	561,381
3.63%, 05/01/27 (Call 02/01/27)(b)	321	356,762

88	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.88%, 05/01/24 (Call 02/01/24)(b)	$525	$563,645
4.00%, 03/01/29 (Call 12/01/28)	201	228,790
4.50%, 03/15/48 (Call 09/15/47)	185	229,798
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	530	538,425
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	177	176,525
2.75%, 06/01/23 (Call 03/01/23)(b)	150	154,881
3.20%, 06/15/29 (Call 03/15/29)	325	350,315
3.25%, 07/15/27 (Call 04/15/27)	85	92,395
3.50%, 06/01/30 (Call 03/01/30)(b)	474	521,963
3.63%, 08/01/46 (Call 02/01/46)	314	334,423
3.95%, 01/15/24 (Call 10/15/23)	305	326,526
4.50%, 12/01/44 (Call 06/01/44)	382	467,326
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	505	533,585
4.00%, 01/15/30 (Call 10/17/29)	645	696,527
4.00%, 01/15/31 (Call 10/15/30)	679	735,832
5.25%, 06/01/25 (Call 03/01/25)	184	206,283
5.30%, 01/15/29 (Call 10/15/28)	595	698,661
5.38%, 11/01/23 (Call 08/01/23)	750	812,791
5.38%, 04/15/26 (Call 01/15/26)	340	389,817
5.75%, 06/01/28 (Call 03/03/28)	670	797,890
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(a)	125	136,476
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)(b)	125	122,808
2.40%, 03/15/30 (Call 09/15/29)	200	203,385
3.63%, 01/15/28 (Call 10/15/27)(b)	350	385,887
3.88%, 05/01/25 (Call 02/01/25)	400	432,697
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	402	390,387
3.10%, 02/15/30 (Call 11/15/29)	692	740,404
3.50%, 08/01/26 (Call 05/01/26)	335	366,276
3.75%, 07/01/27 (Call 04/01/27)(b)	365	406,998
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	388	387,083
2.88%, 01/15/31 (Call 10/15/30)	353	373,122
3.00%, 01/15/30 (Call 10/15/29)	681	728,997
3.25%, 07/15/26 (Call 05/15/26)	250	272,090
3.40%, 02/01/25 (Call 11/01/24)	38	40,743
3.50%, 07/15/29 (Call 04/15/29)	550	610,917
4.00%, 06/01/25 (Call 03/01/25)	492	541,639
6.75%, 02/01/41 (Call 08/01/40)	292	446,977
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	180	183,611
3.05%, 02/15/30 (Call 11/15/29)	501	530,373
4.13%, 03/15/28 (Call 12/15/27)(b)	322	362,400
4.20%, 04/15/29 (Call 01/15/29)	359	406,832
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	48	51,091
Series D, 3.75%, 10/15/23 (Call 07/15/23)	515	541,323
Series E, 4.00%, 06/15/25 (Call 03/15/25)	395	427,100
Series F, 4.50%, 02/01/26 (Call 11/01/25)	250	275,979
Series H, 3.38%, 12/15/29 (Call 09/16/29)(b)	661	687,987
Series I, 3.50%, 09/15/30 (Call 06/15/30)	50	52,669
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(b)	595	632,556
3.95%, 11/01/27 (Call 08/01/27)	435	479,858
4.65%, 04/01/29 (Call 01/01/29)(b)	215	250,398

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31 (Call 05/15/31)	$60	$58,474
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	403	405,275
3.05%, 02/15/30 (Call 11/15/29)	327	346,914
3.45%, 12/15/24 (Call 09/15/24)	340	363,297
4.25%, 08/15/29 (Call 05/15/29)	165	188,380
4.38%, 10/01/25 (Call 07/01/25)	275	305,260
4.75%, 12/15/28 (Call 09/15/28)(b)	475	555,534
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	378	381,071
2.70%, 03/01/24 (Call 01/01/24)	540	564,401
2.70%, 10/01/30 (Call 07/01/30)	337	349,058
2.80%, 10/01/26 (Call 07/01/26)	357	379,398
3.30%, 02/01/25 (Call 12/01/24)	599	643,597
3.40%, 11/01/22 (Call 09/01/22)(b)	32	32,958
3.70%, 10/01/49 (Call 04/01/49)	226	249,950
3.80%, 04/01/27 (Call 01/01/27)(b)	325	362,704
4.13%, 12/01/46 (Call 06/01/46)(b)	316	370,904
4.25%, 04/01/45 (Call 10/01/44)	359	419,358
4.45%, 09/01/47 (Call 03/01/47)	150	183,726
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	25	27,053
Lexington Realty Trust, 2.70%, 09/15/30 (Call 06/15/30)	48	49,313
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)(b)	159	159,281
3.88%, 12/15/27 (Call 09/15/27)(b)	433	487,823
4.00%, 06/15/29 (Call 03/15/29)	447	507,111
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)(b)	700	766,773
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	175	174,582
1.70%, 02/15/31 (Call 11/15/30)(b)	507	488,069
2.75%, 03/15/30 (Call 12/15/29)	355	373,477
2.88%, 09/15/51 (Call 03/15/51)	45	44,222
3.60%, 06/01/27 (Call 03/01/27)	250	278,206
3.75%, 06/15/24 (Call 03/13/24)	151	162,375
3.95%, 03/15/29 (Call 12/15/28)	231	263,289
4.00%, 11/15/25 (Call 08/15/25)	25	27,721
4.20%, 06/15/28 (Call 03/15/28)	545	630,399
4.30%, 10/15/23 (Call 07/15/23)	370	395,602
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	265	262,496
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)(b)	294	302,294
3.10%, 04/15/50 (Call 10/15/49)	233	231,724
3.50%, 10/15/27 (Call 07/15/27)	35	38,362
3.50%, 04/15/51 (Call 01/15/50)	115	122,342
3.60%, 12/15/26 (Call 09/15/26)	161	176,381
4.00%, 11/15/25 (Call 08/15/25)	357	395,704
4.30%, 10/15/28 (Call 07/15/28)	557	635,187
4.80%, 10/15/48 (Call 04/25/48)	295	377,572
Office Properties Income Trust
2.65%, 06/15/26 (Call 05/15/26)	160	163,290
4.25%, 05/15/24 (Call 02/15/24)	249	265,954
4.50%, 02/01/25 (Call 11/01/24)	539	582,779
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	890	898,152
3.38%, 02/01/31 (Call 11/01/30)	294	303,191
3.63%, 10/01/29 (Call 07/01/29)	393	418,775
4.38%, 08/01/23 (Call 06/01/23)	474	503,225
4.50%, 01/15/25 (Call 10/15/24)	65	71,331

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 04/01/27 (Call 01/01/27)	$175	$196,612
4.75%, 01/15/28 (Call 10/15/27)	290	329,538
4.95%, 04/01/24 (Call 01/01/24)	125	136,196
5.25%, 01/15/26 (Call 10/15/25)	743	847,563
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	400	442,735
4.30%, 03/15/27 (Call 12/15/26)(b)	308	351,376
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	36	37,116
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(b)	508	482,609
1.63%, 03/15/31 (Call 12/15/30)(b)	352	344,970
2.13%, 04/15/27 (Call 02/15/27)	406	424,220
2.13%, 10/15/50 (Call 04/15/50)(b)	501	440,694
2.25%, 04/15/30 (Call 01/15/30)	706	727,653
3.00%, 04/15/50 (Call 10/15/49)(b)	464	486,031
3.25%, 10/01/26 (Call 07/01/26)	538	589,614
3.88%, 09/15/28 (Call 06/15/28)	65	74,768
4.38%, 02/01/29 (Call 11/01/28)	269	316,750
4.38%, 09/15/48 (Call 03/15/48)	330	425,943
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	361	358,477
1.85%, 05/01/28 (Call 03/01/28)	505	516,356
2.30%, 05/01/31 (Call 02/01/31)	710	731,314
3.09%, 09/15/27 (Call 06/15/27)	684	753,619
3.39%, 05/01/29 (Call 02/01/29)	455	506,891
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	205	207,217
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)(b)	325	319,196
1.80%, 03/15/33 (Call 12/15/32)	435	420,927
3.00%, 01/15/27 (Call 10/15/26)	546	591,346
3.25%, 06/15/29 (Call 03/15/29)(b)	466	513,233
3.25%, 01/15/31 (Call 10/15/30)	810	894,605
3.65%, 01/15/28 (Call 10/15/27)	367	412,277
3.88%, 07/15/24 (Call 04/15/24)	513	555,227
3.88%, 04/15/25 (Call 02/15/25)	383	421,496
4.13%, 10/15/26 (Call 07/15/26)	601	681,759
4.65%, 08/01/23 (Call 05/01/23)	597	638,674
4.65%, 03/15/47 (Call 09/15/46)(b)	386	508,208
5.88%, 03/15/35	105	142,567
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	481	510,941
3.60%, 02/01/27 (Call 11/01/26)	243	269,211
3.70%, 06/15/30 (Call 03/15/30)	428	480,416
3.90%, 11/01/25 (Call 08/01/25)	420	462,014
4.13%, 03/15/28 (Call 12/15/27)	121	137,623
4.40%, 02/01/47 (Call 08/01/46)	148	177,740
4.65%, 03/15/49 (Call 09/15/48)	305	382,180
Retail Opportunity Investments Partnership LP, 5.00%, 12/15/23 (Call 09/15/23)	150	161,730
Retail Properties of America Inc.
4.00%, 03/15/25 (Call 12/15/24)	205	218,831
4.75%, 09/15/30 (Call 06/15/30)	125	139,980
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	240	235,953
2.15%, 09/01/31 (Call 06/01/31)	180	176,874
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)(b)	332	355,461
4.80%, 06/01/24 (Call 05/01/24)	336	366,713
5.13%, 08/15/26 (Call 05/15/26)	601	678,092

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	$405	$409,127
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/28/25)(a)(b)	545	585,018
3.50%, 02/12/25 (Call 11/12/24)(a)(b)	577	619,480
3.63%, 01/28/26 (Call 12/28/25)(a)	581	634,791
4.38%, 05/28/30 (Call 02/28/30)(a)(b)	875	1,026,660
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(a)(b)(c)	943	1,003,682
5.13%, 09/24/80 (Call 06/24/30)(a)(b)(c)	275	296,285
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	415	413,820
1.75%, 02/01/28 (Call 11/01/27)	570	571,999
2.00%, 09/13/24 (Call 06/13/24)	762	789,453
2.20%, 02/01/31 (Call 11/01/30)	645	643,074
2.25%, 01/15/32 (Call 10/15/31)	200	198,439
2.45%, 09/13/29 (Call 06/13/29)(b)	174	179,702
2.65%, 07/15/30 (Call 04/15/30)(b)	284	296,228
2.75%, 02/01/23 (Call 11/01/22)	512	526,701
2.75%, 06/01/23 (Call 03/01/23)	782	810,147
3.25%, 11/30/26 (Call 08/30/26)	604	660,388
3.25%, 09/13/49 (Call 03/13/49)(b)	805	827,176
3.30%, 01/15/26 (Call 10/15/25)(b)	160	173,385
3.38%, 10/01/24 (Call 07/01/24)	664	713,109
3.38%, 06/15/27 (Call 03/15/27)(b)	639	702,488
3.38%, 12/01/27 (Call 09/01/27)(b)	687	756,295
3.50%, 09/01/25 (Call 06/01/25)	965	1,052,735
3.75%, 02/01/24 (Call 11/01/23)	613	655,372
3.80%, 07/15/50 (Call 01/15/50)	587	657,290
4.25%, 10/01/44 (Call 04/01/44)(b)	116	137,862
4.25%, 11/30/46 (Call 05/30/46)	340	404,403
4.75%, 03/15/42 (Call 09/15/41)	318	398,607
6.75%, 02/01/40 (Call 11/01/39)	494	745,420
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	448	474,969
4.25%, 02/01/26 (Call 11/01/25)	213	231,955
4.70%, 06/01/27 (Call 03/01/27)(b)	435	489,631
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	523	537,278
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(b)	160	166,151
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	390	391,845
2.70%, 02/15/32 (Call 11/15/31)	451	454,167
3.20%, 01/15/27 (Call 11/15/26)	185	197,771
3.20%, 02/15/31 (Call 11/15/30)(b)	275	291,966
3.40%, 01/15/30 (Call 10/15/29)	316	339,069
4.00%, 07/15/29 (Call 04/15/29)(b)	491	551,017
4.45%, 09/15/26 (Call 06/15/26)	307	345,792
STORE Capital Corp.
2.75%, 11/18/30 (Call 08/18/30)	135	137,477
4.50%, 03/15/28 (Call 12/15/27)	245	278,433
4.63%, 03/15/29 (Call 12/15/28)	506	580,298
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	870	885,897
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	25	24,380
3.13%, 09/01/26 (Call 06/01/26)	66	69,030
3.75%, 12/01/24 (Call 09/01/24)	260	283,768
3.88%, 07/15/27 (Call 04/15/27)(b)	245	266,339

90	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/28/29)(a)	$320	$352,000
6.39%, 01/15/50 (Call 07/28/49)(a)	600	729,180
6.95%, 01/30/44 (Call 07/30/43)(a)	200	250,602
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	418	397,008
2.10%, 08/01/32 (Call 05/01/32)	500	488,020
2.10%, 06/15/33 (Call 03/15/33)	170	164,632
2.95%, 09/01/26 (Call 06/01/26)	242	259,578
3.00%, 08/15/31 (Call 05/15/31)	283	300,456
3.10%, 11/01/34 (Call 08/01/34)	408	434,666
3.20%, 01/15/30 (Call 10/15/29)	477	517,534
3.50%, 07/01/27 (Call 04/01/27)(b)	125	138,148
3.50%, 01/15/28 (Call 10/15/27)	290	319,071
4.40%, 01/26/29 (Call 10/26/28)	635	736,180
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	290	291,316
2.65%, 01/15/25 (Call 12/15/24)	325	340,790
3.00%, 01/15/30 (Call 10/15/29)	596	628,659
3.13%, 06/15/23 (Call 03/15/23)	421	438,643
3.25%, 10/15/26 (Call 07/15/26)	496	536,156
3.50%, 04/15/24 (Call 03/15/24)	393	418,839
3.50%, 02/01/25 (Call 11/01/24)(b)	188	202,395
3.75%, 05/01/24 (Call 02/01/24)	192	205,291
3.85%, 04/01/27 (Call 01/01/27)	570	638,149
4.00%, 03/01/28 (Call 12/01/27)	315	353,808
4.13%, 01/15/26 (Call 10/15/25)	495	551,674
4.38%, 02/01/45 (Call 08/01/44)(b)	205	239,066
4.40%, 01/15/29 (Call 10/15/28)	588	677,078
4.75%, 11/15/30 (Call 08/15/30)	341	406,514
4.88%, 04/15/49 (Call 10/15/48)	239	301,453
5.70%, 09/30/43 (Call 03/30/43)	86	115,611
VEREIT Operating Partnership LP
2.20%, 06/15/28 (Call 04/15/28)	393	402,335
2.85%, 12/15/32 (Call 09/15/32)	657	695,112
3.10%, 12/15/29 (Call 09/15/29)(b)	345	371,281
3.40%, 01/15/28 (Call 11/15/27)	558	609,326
3.95%, 08/15/27 (Call 05/15/27)	591	668,079
4.60%, 02/06/24 (Call 11/06/23)	310	335,733
4.63%, 11/01/25 (Call 09/01/25)	341	386,325
4.88%, 06/01/26 (Call 03/01/26)	435	502,437
Vornado Realty LP
3.40%, 06/01/31 (Call 03/01/31)	35	36,567
3.50%, 01/15/25 (Call 11/15/24)(b)	47	50,122
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(a)	115	119,783
3.50%, 06/15/29 (Call 03/15/29)(a)	520	546,622
4.13%, 09/20/28 (Call 06/20/28)(a)(b)	621	681,891
4.63%, 09/20/48 (Call 03/20/48)(a)(b)	362	395,738
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(a)	539	575,297
4.75%, 09/17/44 (Call 03/17/44)(a)	325	363,250
Weingarten Realty Investors
3.25%, 08/15/26 (Call 05/15/26)	65	69,615
3.50%, 04/15/23 (Call 01/15/23)	100	103,758
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	275	276,893
2.70%, 02/15/27 (Call 12/15/26)	578	613,368
2.75%, 01/15/31 (Call 10/15/30)	458	477,883
2.80%, 06/01/31 (Call 03/01/31)	710	742,794

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.10%, 01/15/30 (Call 10/15/29)	$519	$553,962
3.63%, 03/15/24 (Call 02/15/24)	355	379,094
4.00%, 06/01/25 (Call 03/01/25)	840	923,378
4.13%, 03/15/29 (Call 09/15/28)	374	426,557
4.25%, 04/01/26 (Call 01/01/26)	632	709,955
4.25%, 04/15/28 (Call 01/15/28)(b)	512	588,160
4.50%, 01/15/24 (Call 10/15/23)	553	597,189
4.95%, 09/01/48 (Call 03/01/48)	410	530,165
5.13%, 03/15/43 (Call 09/15/42)	160	201,967
6.50%, 03/15/41 (Call 09/15/40)	250	363,165
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	472	541,007
4.00%, 04/15/30 (Call 01/15/30)	477	545,340
6.88%, 12/15/33	380	530,961
7.38%, 03/15/32	926	1,336,203
8.50%, 01/15/25	125	155,151
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	694	678,206
2.40%, 02/01/31 (Call 11/01/30)(b)	70	70,323
3.85%, 07/15/29 (Call 04/15/29)	385	429,708
4.00%, 02/01/25 (Call 12/01/24)	675	735,486
4.25%, 10/01/26 (Call 07/01/26)	141	159,422
4.60%, 04/01/24 (Call 01/01/24)(b)	520	565,708

		199,582,411

Retail — 2.6%
7-Eleven Inc.
0.63%, 02/10/23 (Call 02/10/22)(a)	1,100	1,098,831
0.80%, 02/10/24 (Call 02/10/23)(a)	1,508	1,507,697
0.95%, 02/10/26 (Call 01/10/26)(a)(b)	1,615	1,593,133
1.30%, 02/10/28 (Call 12/10/27)(a)	1,320	1,282,482
1.80%, 02/10/31 (Call 11/10/30)(a)	535	517,355
2.50%, 02/10/41 (Call 09/10/40)(a)	680	638,750
2.80%, 02/10/51 (Call 08/10/50)(a)	1,161	1,098,072
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)(b)	925	926,360
3.90%, 04/15/30 (Call 01/15/30)	508	565,451
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(a)(b)	764	801,773
3.44%, 05/13/41 (Call 11/13/40)(a)	600	630,326
3.55%, 07/26/27 (Call 04/26/27)(a)	698	771,772
3.63%, 05/13/51 (Call 11/13/50)(a)	315	335,797
3.80%, 01/25/50 (Call 07/25/49)(a)	303	331,678
4.50%, 07/26/47 (Call 01/26/47)(a)(b)	450	541,261
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	65	64,622
2.40%, 08/01/31 (Call 05/01/31)	315	311,245
3.50%, 11/15/24 (Call 09/15/24)	895	959,497
3.80%, 11/15/27 (Call 08/15/27)	530	585,059
4.50%, 10/01/25 (Call 07/01/25)	295	329,710
4.75%, 06/01/30 (Call 03/01/30)	260	306,663
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	1,105	1,062,585
2.88%, 01/15/23 (Call 10/15/22)	285	292,621
3.13%, 07/15/23 (Call 04/15/23)	314	327,815
3.13%, 04/18/24 (Call 03/18/24)	421	447,497
3.13%, 04/21/26 (Call 01/21/26)(b)	635	690,704
3.25%, 04/15/25 (Call 01/15/25)	456	490,360
3.63%, 04/15/25 (Call 03/15/25)(b)	195	212,321
3.75%, 06/01/27 (Call 03/01/27)(b)	708	795,659
3.75%, 04/18/29 (Call 01/18/29)	440	495,940

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.00%, 04/15/30 (Call 01/15/30)	$105	$120,267
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	772	762,718
4.45%, 10/01/28 (Call 07/01/28)	525	612,225
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)	200	216,980
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	957	967,701
1.60%, 04/20/30 (Call 01/20/30)	934	927,203
1.75%, 04/20/32 (Call 01/20/32)	1,472	1,466,752
2.75%, 05/18/24 (Call 03/18/24)	1,259	1,332,463
3.00%, 05/18/27 (Call 02/18/27)(b)	776	853,520
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)(b)	665	738,279
4.55%, 02/15/48 (Call 08/15/47)(b)	461	540,097
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	824	856,165
3.50%, 04/03/30 (Call 01/03/30)	795	885,300
3.88%, 04/15/27 (Call 01/15/27)(b)	932	1,050,044
4.13%, 05/01/28 (Call 02/01/28)	101	116,203
4.13%, 04/03/50 (Call 10/03/49)	337	404,152
4.15%, 11/01/25 (Call 08/01/25)	870	972,303
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	816	858,113
4.00%, 05/15/25 (Call 03/15/25)	1,070	1,174,939
4.20%, 05/15/28 (Call 02/15/28)	1,060	1,206,339
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)	610	654,994
Falabella SA, 4.38%, 01/27/25 (Call 10/27/24)(a)	85	91,644
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	230	224,485
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(b)	555	539,450
1.38%, 03/15/31 (Call 12/15/30)(b)	965	931,419
2.13%, 09/15/26 (Call 06/15/26)	1,171	1,232,932
2.38%, 03/15/51 (Call 09/15/50)	765	716,525
2.50%, 04/15/27 (Call 02/15/27)	780	834,664
2.70%, 04/01/23 (Call 01/01/23)	639	659,656
2.70%, 04/15/30 (Call 01/15/30)(b)	318	341,322
2.80%, 09/14/27 (Call 06/14/27)	730	794,561
2.95%, 06/15/29 (Call 03/15/29)	942	1,031,586
3.00%, 04/01/26 (Call 01/01/26)	1,451	1,578,961
3.13%, 12/15/49 (Call 06/15/49)	1,013	1,086,240
3.30%, 04/15/40 (Call 10/15/39)	1,141	1,264,716
3.35%, 09/15/25 (Call 06/15/25)	549	601,406
3.35%, 04/15/50 (Call 10/15/49)	827	920,222
3.50%, 09/15/56 (Call 03/15/56)	540	618,968
3.75%, 02/15/24 (Call 11/15/23)	793	850,903
3.90%, 12/06/28 (Call 09/06/28)	745	864,849
3.90%, 06/15/47 (Call 12/15/46)	877	1,054,743
4.20%, 04/01/43 (Call 10/01/42)	853	1,054,008
4.25%, 04/01/46 (Call 10/01/45)	1,139	1,441,521
4.40%, 03/15/45 (Call 09/15/44)	735	940,565
4.50%, 12/06/48 (Call 06/06/48)	910	1,195,033
4.88%, 02/15/44 (Call 08/15/43)	849	1,145,925
5.40%, 09/15/40 (Call 03/15/40)	490	681,026
5.88%, 12/16/36(b)	1,520	2,179,755
5.95%, 04/01/41 (Call 10/01/40)	846	1,239,396
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	323	400,943
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	770	755,969
1.70%, 10/15/30 (Call 07/15/30)	1,159	1,125,789

Security	Par (000)	Value

Retail (continued)
2.50%, 04/15/26 (Call 01/15/26)(b)	$549	$583,317
2.63%, 04/01/31 (Call 01/01/31)	710	740,425
3.00%, 10/15/50 (Call 04/15/50)	1,467	1,475,992
3.10%, 05/03/27 (Call 02/03/27)	1,100	1,201,842
3.13%, 09/15/24 (Call 06/15/24)	704	752,921
3.38%, 09/15/25 (Call 06/15/25)	723	789,086
3.50%, 04/01/51 (Call 10/01/50)	520	565,466
3.65%, 04/05/29 (Call 01/05/29)	952	1,068,584
3.70%, 04/15/46 (Call 10/15/45)	786	877,941
3.88%, 09/15/23 (Call 06/15/23)	558	592,010
4.00%, 04/15/25 (Call 03/15/25)	744	819,110
4.05%, 05/03/47 (Call 11/03/46)	1,186	1,387,238
4.38%, 09/15/45 (Call 03/15/45)	417	505,140
4.50%, 04/15/30 (Call 01/15/30)	927	1,100,254
4.55%, 04/05/49 (Call 10/05/48)	280	352,170
4.65%, 04/15/42 (Call 10/15/41)	282	352,255
5.00%, 04/15/40 (Call 10/15/39)	255	330,088
5.00%, 09/15/43 (Call 03/15/43)	251	313,431
5.13%, 04/15/50 (Call 10/15/49)	150	205,532
5.50%, 10/15/35(b)	440	580,941
6.50%, 03/15/29	365	471,230
6.88%, 02/15/28	125	161,882
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	215	218,939
2.13%, 03/01/30 (Call 12/01/29)	622	632,835
2.63%, 09/01/29 (Call 06/01/29)(b)	676	712,489
3.25%, 06/10/24(b)	524	561,075
3.30%, 07/01/25 (Call 06/15/25)	925	1,002,934
3.35%, 04/01/23 (Call 03/01/23)	690	720,367
3.38%, 05/26/25 (Call 02/26/25)	858	928,340
3.50%, 03/01/27 (Call 12/01/26)	699	772,997
3.50%, 07/01/27 (Call 05/01/27)	730	810,345
3.60%, 07/01/30 (Call 04/01/30)(b)	879	992,681
3.63%, 05/01/43(b)	590	660,459
3.63%, 09/01/49 (Call 03/01/49)	661	742,583
3.70%, 01/30/26 (Call 10/30/25)	643	711,517
3.70%, 02/15/42(b)	620	697,445
3.80%, 04/01/28 (Call 01/01/28)(b)	838	947,998
4.20%, 04/01/50 (Call 10/01/49)(b)	599	734,922
4.45%, 03/01/47 (Call 09/01/46)	464	579,005
4.45%, 09/01/48 (Call 03/01/48)	682	854,427
4.60%, 05/26/45 (Call 11/26/44)	610	772,510
4.70%, 12/09/35 (Call 06/09/35)	582	725,199
4.88%, 07/15/40	493	633,742
4.88%, 12/09/45 (Call 06/09/45)	475	624,913
5.70%, 02/01/39	271	379,916
6.30%, 10/15/37	732	1,056,879
6.30%, 03/01/38	765	1,111,573
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(b)	490	514,030
4.25%, 08/01/31 (Call 05/01/31)(b)	25	26,020
4.38%, 04/01/30 (Call 01/01/30)(b)	250	260,564
5.00%, 01/15/44 (Call 07/15/43)	149	148,148
6.95%, 03/15/28	300	354,704
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	160	155,206
3.55%, 03/15/26 (Call 12/15/25)	434	479,266
3.60%, 09/01/27 (Call 06/01/27)	650	730,184
3.85%, 06/15/23 (Call 03/15/23)	115	120,854
3.90%, 06/01/29 (Call 03/01/29)	461	523,552

92	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.20%, 04/01/30 (Call 01/01/30)	$615	$714,247
4.35%, 06/01/28 (Call 03/01/28)	517	600,662
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)(b)	655	645,002
1.88%, 04/15/31 (Call 01/15/31)	500	490,003
3.38%, 09/15/24 (Call 06/15/24)	437	464,693
4.60%, 04/15/25 (Call 03/15/25)	743	833,866
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	715	738,830
2.25%, 03/12/30 (Call 12/12/29)	230	234,864
2.45%, 06/15/26 (Call 03/15/26)	526	558,064
2.55%, 11/15/30 (Call 08/15/30)	989	1,032,835
3.10%, 03/01/23 (Call 02/01/23)	305	316,800
3.35%, 03/12/50 (Call 09/12/49)	377	403,276
3.50%, 03/01/28 (Call 12/01/27)	654	727,227
3.50%, 11/15/50 (Call 05/15/50)	1,007	1,103,735
3.55%, 08/15/29 (Call 05/15/29)	841	942,651
3.75%, 12/01/47 (Call 06/01/47)	362	404,779
3.80%, 08/15/25 (Call 06/15/25)	440	485,775
3.85%, 10/01/23 (Call 07/01/23)	1,037	1,102,093
4.00%, 11/15/28 (Call 08/15/28)(b)	500	576,970
4.30%, 06/15/45 (Call 12/10/44)	450	541,225
4.45%, 08/15/49 (Call 02/15/49)	507	638,945
4.50%, 11/15/48 (Call 05/15/48)	719	908,148
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	1,331	1,399,277
2.35%, 02/15/30 (Call 11/15/29)(b)	340	358,043
2.50%, 04/15/26(b)	1,183	1,272,236
2.65%, 09/15/30 (Call 06/15/30)	478	516,306
3.38%, 04/15/29 (Call 01/15/29)	669	750,121
3.50%, 07/01/24(b)	1,021	1,106,814
3.63%, 04/15/46(b)	699	838,676
3.90%, 11/15/47 (Call 05/15/47)	607	765,547
4.00%, 07/01/42	1,030	1,292,236
6.35%, 11/01/32(b)	85	121,038
6.50%, 10/15/37	125	193,060
7.00%, 01/15/38	25	40,513
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)(b)	30	41,121
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)(b)	185	180,631
1.60%, 05/15/31 (Call 02/15/31)(b)	800	781,810
2.25%, 09/15/26 (Call 06/15/26)(b)	795	839,299
2.50%, 05/15/23 (Call 02/15/23)	363	374,795
3.88%, 04/15/30 (Call 01/15/30)	247	285,368
4.50%, 04/15/50 (Call 10/15/49)	366	489,662
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	665	645,805
Walgreen Co., 3.10%, 09/15/22	456	468,632
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(b)	620	669,203
3.45%, 06/01/26 (Call 03/01/26)	305	333,002
4.10%, 04/15/50 (Call 10/15/49)	441	499,843
4.80%, 11/18/44 (Call 05/18/44)	200	243,771
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	794	814,638
2.38%, 09/24/29 (Call 06/24/29)(b)	708	754,849
2.55%, 04/11/23 (Call 01/11/23)	877	905,209
2.65%, 12/15/24 (Call 10/15/24)	978	1,042,655
2.85%, 07/08/24 (Call 06/08/24)	1,416	1,507,766
2.95%, 09/24/49 (Call 03/24/49)(b)	694	749,180
3.05%, 07/08/26 (Call 05/08/26)(b)	645	706,284

Security	Par (000)	Value

Retail (continued)
3.25%, 07/08/29 (Call 04/08/29)	$897	$1,007,303
3.30%, 04/22/24 (Call 01/22/24)	125	133,451
3.40%, 06/26/23 (Call 05/26/23)	1,115	1,175,955
3.55%, 06/26/25 (Call 04/26/25)	1,325	1,458,703
3.63%, 12/15/47 (Call 06/15/47)	722	854,240
3.70%, 06/26/28 (Call 03/26/28)	1,793	2,047,091
3.95%, 06/28/38 (Call 12/28/37)	851	1,032,892
4.00%, 04/11/43 (Call 10/11/42)	260	318,224
4.05%, 06/29/48 (Call 12/29/47)	2,117	2,680,073
4.30%, 04/22/44 (Call 10/22/43)	470	598,541
4.75%, 10/02/43 (Call 04/02/43)	290	384,895
4.88%, 07/08/40	400	534,573
5.00%, 10/25/40	314	425,722
5.25%, 09/01/35	906	1,247,425
5.63%, 04/01/40	460	666,222
5.63%, 04/15/41	769	1,124,674
5.88%, 04/05/27(b)	261	326,362
6.20%, 04/15/38	773	1,157,812
6.50%, 08/15/37	735	1,120,730
7.55%, 02/15/30	585	855,703

		156,857,119

Savings & Loans — 0.1%
Nationwide Building Society
0.55%, 01/22/24(a)	1,070	1,068,153
2.00%, 01/27/23(a)(b)	300	307,221
3.77%, 03/08/24 (Call 03/08/23)(a)(c)	605	632,567
3.90%, 07/21/25(a)	1,147	1,271,128
3.96%, 07/18/30 (Call 07/18/29)(a)(c)	630	710,495
4.00%, 09/14/26(a)	535	592,227
4.13%, 10/18/32 (Call 10/18/27)(a)(b)(c)	372	410,416
4.30%, 03/08/29 (Call 03/08/28)(a)(b)(c)	775	880,177
4.36%, 08/01/24 (Call 08/01/23)(a)(c)	1,270	1,354,877
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	326	336,555

		7,563,816

Semiconductors — 1.9%
Altera Corp., 4.10%, 11/15/23	520	562,312
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	433	448,986
2.95%, 04/01/25 (Call 03/01/25)	448	478,996
3.13%, 12/05/23 (Call 10/05/23)	715	754,612
3.50%, 12/05/26 (Call 09/05/26)(b)	787	870,887
3.90%, 12/15/25 (Call 09/15/25)	454	505,873
4.50%, 12/05/36 (Call 06/05/36)	25	30,140
5.30%, 12/15/45 (Call 06/15/45)(b)	275	377,631
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	200	198,445
2.75%, 06/01/50 (Call 12/01/49)	585	586,927
3.30%, 04/01/27 (Call 01/01/27)(b)	1,189	1,314,992
3.90%, 10/01/25 (Call 07/01/25)(b)	950	1,062,772
4.35%, 04/01/47 (Call 10/01/46)	790	1,012,313
5.10%, 10/01/35 (Call 04/01/35)(b)	583	776,554
5.85%, 06/15/41	350	519,688
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	180	191,099
3.50%, 01/15/28 (Call 10/15/27)(b)	1,099	1,195,241
3.63%, 01/15/24 (Call 11/15/23)	260	276,242
3.88%, 01/15/27 (Call 10/15/26)	2,722	3,003,754

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)	$1,047	$1,046,507
2.45%, 02/15/31 (Call 11/15/30)(a)	1,080	1,070,297
2.60%, 02/15/33 (Call 11/15/32)(a)	1,055	1,044,809
3.15%, 11/15/25 (Call 10/15/25)	681	729,251
3.42%, 04/15/33 (Call 01/15/33)(a)	2,120	2,249,548
3.46%, 09/15/26 (Call 07/15/26)	1,185	1,286,841
3.47%, 04/15/34 (Call 01/15/34)(a)	3,065	3,244,938
3.50%, 02/15/41 (Call 08/15/40)(a)	2,116	2,180,419
3.63%, 10/15/24 (Call 09/15/24)	115	124,379
3.75%, 02/15/51 (Call 08/15/50)(a)	1,255	1,306,319
4.11%, 09/15/28 (Call 06/15/28)	1,100	1,233,030
4.15%, 11/15/30 (Call 08/15/30)	1,920	2,159,555
4.25%, 04/15/26 (Call 02/15/26)	670	748,962
4.30%, 11/15/32 (Call 08/15/32)	1,740	1,991,264
4.70%, 04/15/25 (Call 03/15/25)	350	391,561
4.75%, 04/15/29 (Call 01/15/29)	1,505	1,748,198
5.00%, 04/15/30 (Call 01/15/30)	605	716,588
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	75	75,445
2.00%, 08/12/31 (Call 05/12/31)	100	100,587
2.45%, 11/15/29 (Call 08/15/29)	1,317	1,389,347
2.60%, 05/19/26 (Call 02/19/26)(b)	826	888,459
2.70%, 12/15/22	536	552,870
2.80%, 08/12/41 (Call 02/12/41)	100	101,423
2.88%, 05/11/24 (Call 03/11/24)(b)	1,008	1,069,158
3.05%, 08/12/51 (Call 02/12/51)	660	680,415
3.10%, 02/15/60 (Call 08/15/59)	868	886,115
3.15%, 05/11/27 (Call 02/11/27)(b)	634	698,795
3.20%, 08/12/61 (Call 02/12/61)	635	658,192
3.25%, 11/15/49 (Call 05/15/49)	1,609	1,718,516
3.40%, 03/25/25 (Call 02/25/25)(b)	1,064	1,157,122
3.70%, 07/29/25 (Call 04/29/25)	1,656	1,824,033
3.73%, 12/08/47 (Call 06/08/47)	1,051	1,203,139
3.75%, 03/25/27 (Call 01/25/27)	805	911,549
3.90%, 03/25/30 (Call 12/25/29)(b)	946	1,098,616
4.00%, 12/15/32	773	935,420
4.10%, 05/19/46 (Call 11/19/45)	1,021	1,234,765
4.10%, 05/11/47 (Call 11/11/46)	1,087	1,310,830
4.25%, 12/15/42	130	161,256
4.60%, 03/25/40 (Call 09/25/39)	933	1,183,105
4.75%, 03/25/50 (Call 09/25/49)(b)	1,365	1,827,300
4.80%, 10/01/41	390	510,039
4.90%, 07/29/45 (Call 01/29/45)	341	457,943
4.95%, 03/25/60 (Call 09/25/59)	341	480,299
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	495	540,862
4.10%, 03/15/29 (Call 12/15/28)	833	959,144
4.65%, 11/01/24 (Call 08/01/24)	1,378	1,529,141
5.00%, 03/15/49 (Call 09/15/48)	337	462,161
5.65%, 11/01/34 (Call 07/01/34)	128	163,998
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	590	594,539
2.88%, 06/15/50 (Call 12/15/49)	542	558,299
3.13%, 06/15/60 (Call 12/15/59)	631	665,863
3.75%, 03/15/26 (Call 01/15/26)	559	624,671
3.80%, 03/15/25 (Call 12/15/24)	533	584,646
4.00%, 03/15/29 (Call 12/15/28)	510	590,666
4.88%, 03/15/49 (Call 09/15/48)	513	708,632

Security	Par (000)	Value

Semiconductors (continued)
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(a)	$560	$563,740
2.45%, 04/15/28 (Call 02/15/28)(a)	665	684,040
2.95%, 04/15/31 (Call 01/15/31)(a)	395	411,368
4.20%, 06/22/23 (Call 05/22/23)(a)	129	136,646
4.88%, 06/22/28 (Call 03/22/28)(a)	428	497,422
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	102	105,840
3.45%, 06/15/27 (Call 03/15/27)	104	115,399
Microchip Technology Inc.
0.97%, 02/15/24(a)	1,034	1,035,220
0.98%, 09/01/24(a)	1,690	1,688,658
2.67%, 09/01/23	752	780,661
4.33%, 06/01/23 (Call 05/01/23)	700	742,063
Micron Technology Inc.
2.50%, 04/24/23	283	291,784
4.19%, 02/15/27 (Call 12/15/26)	552	627,657
4.64%, 02/06/24 (Call 01/06/24)	830	901,587
4.66%, 02/15/30 (Call 11/15/29)	673	789,940
4.98%, 02/06/26 (Call 12/06/25)	389	447,362
5.33%, 02/06/29 (Call 11/06/28)	657	794,848
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	1,545	1,552,266
2.00%, 06/15/31 (Call 03/15/31)	1,495	1,508,486
2.85%, 04/01/30 (Call 01/01/30)	498	539,270
3.20%, 09/16/26 (Call 06/16/26)	871	958,012
3.50%, 04/01/40 (Call 10/01/39)	895	1,018,305
3.50%, 04/01/50 (Call 10/01/49)	659	756,131
3.70%, 04/01/60 (Call 10/01/59)	507	604,668
NXP BV/NXP Funding LLC
3.88%, 09/01/22(a)	575	593,441
4.63%, 06/01/23(a)	695	741,809
4.88%, 03/01/24 (Call 02/01/24)(a)	766	838,593
5.35%, 03/01/26 (Call 01/01/26)(a)	485	565,011
5.55%, 12/01/28 (Call 09/01/28)(a)	198	242,697
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)	1,572	1,623,502
2.70%, 05/01/25 (Call 04/01/25)(a)	525	552,362
3.15%, 05/01/27 (Call 03/01/27)(a)	412	442,702
3.25%, 05/11/41 (Call 11/11/40)(a)	1,040	1,115,903
3.40%, 05/01/30 (Call 02/01/30)(a)	698	765,557
3.88%, 06/18/26 (Call 04/18/26)(a)	476	527,394
4.30%, 06/18/29 (Call 03/18/29)(a)	604	693,820
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	1,057	1,042,028
1.65%, 05/20/32 (Call 02/20/32)	1,311	1,265,900
2.15%, 05/20/30 (Call 02/20/30)	335	342,280
2.60%, 01/30/23 (Call 12/30/22)	622	641,619
2.90%, 05/20/24 (Call 03/20/24)(b)	475	502,579
3.25%, 05/20/27 (Call 02/20/27)	927	1,023,823
3.25%, 05/20/50 (Call 11/20/49)(b)	1,059	1,162,368
3.45%, 05/20/25 (Call 02/20/25)(b)	466	507,288
4.30%, 05/20/47 (Call 11/20/46)	1,011	1,286,154
4.65%, 05/20/35 (Call 11/20/34)	947	1,201,948
4.80%, 05/20/45 (Call 11/20/44)	655	877,326
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	310	314,993
3.00%, 06/01/31 (Call 03/01/31)	285	296,353
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	234	238,709

94	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
1.75%, 05/04/30 (Call 02/04/30)	$530	$530,139
2.25%, 05/01/23 (Call 02/01/23)	170	174,772
2.25%, 09/04/29 (Call 06/04/29)	801	835,920
2.63%, 05/15/24 (Call 03/15/24)(b)	90	94,693
2.90%, 11/03/27 (Call 08/03/27)	652	713,688
3.88%, 03/15/39 (Call 09/15/38)	502	607,670
4.15%, 05/15/48 (Call 11/15/47)	1,179	1,494,385
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)	475	468,485
1.00%, 09/28/27 (Call 07/28/27)(a)	300	290,922
1.38%, 09/28/30 (Call 06/28/30)(a)	182	172,559
1.75%, 04/23/28 (Call 02/23/28)(a)(b)	230	230,635
2.25%, 04/23/31 (Call 01/23/31)(a)	285	288,022
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)(b)	923	948,280
2.95%, 06/01/24 (Call 04/01/24)	971	1,023,594

		113,368,586

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)(a)	100	100,083
3.48%, 12/01/27 (Call 09/01/27)(b)	411	447,543
3.84%, 05/01/25 (Call 04/01/25)(b)	250	272,565

		820,191

Software — 2.3%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	395	371,480
2.50%, 09/15/50 (Call 03/15/50)	824	735,723
3.40%, 09/15/26 (Call 06/15/26)	860	947,826
3.40%, 06/15/27 (Call 03/15/27)(b)	608	674,478
4.50%, 06/15/47 (Call 12/15/46)	456	565,188
Adobe Inc.
1.70%, 02/01/23	127	129,636
1.90%, 02/01/25 (Call 01/01/25)	556	576,940
2.15%, 02/01/27 (Call 12/01/26)	562	590,925
2.30%, 02/01/30 (Call 11/01/29)	1,076	1,122,829
3.25%, 02/01/25 (Call 11/01/24)	885	953,009
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	608	645,929
3.50%, 06/15/27 (Call 03/15/27)	622	689,101
4.38%, 06/15/25 (Call 03/15/25)	328	365,354
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	730	752,904
2.90%, 12/01/29 (Call 09/01/29)	670	710,903
3.40%, 06/27/26 (Call 03/27/26)(b)	508	558,024
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	466	527,368
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	340	372,561
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	650	642,682
3.30%, 03/01/30 (Call 12/01/29)	622	656,051
4.50%, 12/01/27 (Call 09/01/27)	723	824,326
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	731	717,441
2.95%, 02/15/51 (Call 08/15/50)	712	707,655
4.80%, 03/01/26 (Call 12/01/25)(b)	623	716,649
Fidelity National Information Services Inc.
0.38%, 03/01/23	385	384,770
0.60%, 03/01/24	301	301,076
1.15%, 03/01/26 (Call 02/01/26)	330	328,374

Security	Par (000)	Value

Software (continued)
1.65%, 03/01/28 (Call 01/01/28)(b)	$260	$259,967
2.25%, 03/01/31 (Call 12/01/30)(b)	800	807,254
3.10%, 03/01/41 (Call 09/01/40)	330	343,599
3.75%, 05/21/29 (Call 02/21/29)	125	140,889
4.50%, 08/15/46 (Call 02/15/46)	190	236,056
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	47	59,731
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	868	902,176
2.65%, 06/01/30 (Call 03/01/30)	533	553,581
2.75%, 07/01/24 (Call 06/01/24)	1,609	1,699,503
3.20%, 07/01/26 (Call 05/01/26)	1,336	1,452,106
3.50%, 10/01/22 (Call 07/01/22)	135	138,570
3.50%, 07/01/29 (Call 04/01/29)	2,235	2,455,119
3.80%, 10/01/23 (Call 09/01/23)	519	553,249
3.85%, 06/01/25 (Call 03/01/25)	54	59,258
4.20%, 10/01/28 (Call 07/01/28)	889	1,018,949
4.40%, 07/01/49 (Call 01/01/49)	1,403	1,716,608
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(a)	683	698,538
Intuit Inc.
0.65%, 07/15/23	402	404,318
0.95%, 07/15/25 (Call 06/15/25)(b)	166	166,679
1.35%, 07/15/27 (Call 05/15/27)	886	894,677
1.65%, 07/15/30 (Call 04/15/30)	725	721,467
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,128	1,163,808
2.13%, 11/15/22	487	497,468
2.38%, 05/01/23 (Call 02/01/23)	654	674,140
2.40%, 08/08/26 (Call 05/08/26)(b)	2,726	2,913,237
2.53%, 06/01/50 (Call 12/01/49)	4,745	4,733,567
2.65%, 11/03/22 (Call 09/03/22)	735	753,433
2.68%, 06/01/60 (Call 12/01/59)	3,367	3,398,105
2.70%, 02/12/25 (Call 11/12/24)	1,750	1,867,086
2.88%, 02/06/24 (Call 12/06/23)	1,291	1,362,185
2.92%, 03/17/52 (Call 09/17/51)	6,770	7,280,259
3.04%, 03/17/62 (Call 09/17/61)	1,787	1,939,375
3.13%, 11/03/25 (Call 08/03/25)	2,022	2,204,368
3.30%, 02/06/27 (Call 11/06/26)	2,555	2,849,141
3.45%, 08/08/36 (Call 02/08/36)	1,761	2,059,867
3.50%, 02/12/35 (Call 08/12/34)(b)	1,275	1,500,700
3.50%, 11/15/42	280	329,118
3.70%, 08/08/46 (Call 02/08/46)	660	802,788
3.75%, 02/12/45 (Call 08/12/44)	65	79,342
3.95%, 08/08/56 (Call 02/08/56)	355	450,797
4.10%, 02/06/37 (Call 08/06/36)	275	343,664
4.20%, 11/03/35 (Call 05/03/35)	205	257,415
4.25%, 02/06/47 (Call 08/06/46)	20	26,350
4.50%, 10/01/40	1	1,221
5.30%, 02/08/41	119	172,239
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	785	797,466
2.30%, 03/25/28 (Call 01/25/28)	1,025	1,059,139
2.40%, 09/15/23 (Call 07/15/23)	1,691	1,751,695
2.50%, 10/15/22	828	847,860
2.50%, 04/01/25 (Call 03/01/25)	1,666	1,747,628
2.63%, 02/15/23 (Call 01/15/23)	914	941,769
2.65%, 07/15/26 (Call 04/15/26)	1,957	2,072,717
2.80%, 04/01/27 (Call 02/01/27)	840	896,163
2.88%, 03/25/31 (Call 12/25/30)	1,632	1,718,921
2.95%, 11/15/24 (Call 09/15/24)	1,383	1,472,784
2.95%, 05/15/25 (Call 02/15/25)	1,035	1,101,626

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.95%, 04/01/30 (Call 01/01/30)	$1,559	$1,652,836
3.25%, 11/15/27 (Call 08/15/27)	1,435	1,565,028
3.25%, 05/15/30 (Call 02/15/30)(b)	1,235	1,343,959
3.40%, 07/08/24 (Call 04/08/24)	1,269	1,358,793
3.60%, 04/01/40 (Call 10/01/39)	1,519	1,612,553
3.60%, 04/01/50 (Call 10/01/49)	2,796	2,916,287
3.63%, 07/15/23	900	953,152
3.65%, 03/25/41 (Call 09/25/40)	1,324	1,414,911
3.80%, 11/15/37 (Call 05/15/37)	1,506	1,649,249
3.85%, 07/15/36 (Call 01/15/36)	1,168	1,295,214
3.85%, 04/01/60 (Call 10/01/59)	2,540	2,729,701
3.90%, 05/15/35 (Call 11/15/34)	959	1,077,614
3.95%, 03/25/51 (Call 09/25/50)	2,141	2,364,510
4.00%, 07/15/46 (Call 01/15/46)	2,115	2,329,240
4.00%, 11/15/47 (Call 05/15/47)	1,667	1,839,836
4.10%, 03/25/61 (Call 09/25/60)	1,121	1,270,567
4.13%, 05/15/45 (Call 11/15/44)	1,445	1,619,597
4.30%, 07/08/34 (Call 01/08/34)	1,609	1,870,496
4.38%, 05/15/55 (Call 11/15/54)	1,012	1,191,838
4.50%, 07/08/44 (Call 01/08/44)	822	970,960
5.38%, 07/15/40	1,587	2,054,103
6.13%, 07/08/39	732	1,010,174
6.50%, 04/15/38	1,250	1,779,136
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	270	269,373
1.40%, 09/15/27 (Call 07/15/27)(b)	660	657,614
1.75%, 02/15/31 (Call 11/15/30)	1,087	1,052,313
2.00%, 06/30/30 (Call 03/30/30)(b)	537	535,224
2.35%, 09/15/24 (Call 08/15/24)(b)	474	495,901
2.95%, 09/15/29 (Call 06/15/29)	445	477,736
3.13%, 11/15/22 (Call 08/15/22)(b)	512	525,392
3.65%, 09/15/23 (Call 08/15/23)	489	519,274
3.80%, 12/15/26 (Call 09/15/26)	588	658,573
3.85%, 12/15/25 (Call 09/15/25)(b)	476	527,699
4.20%, 09/15/28 (Call 06/15/28)	575	662,928
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	580	582,172
1.95%, 07/15/31 (Call 04/15/31)(b)	1,065	1,080,241
2.70%, 07/15/41 (Call 01/15/41)	815	831,477
2.90%, 07/15/51 (Call 01/15/51)	1,180	1,212,955
3.05%, 07/15/61 (Call 01/15/61)	850	885,103
3.25%, 04/11/23 (Call 03/11/23)	629	657,325
3.70%, 04/11/28 (Call 01/11/28)	1,412	1,605,910
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	1,291	1,225,210
VMware Inc.
1.00%, 08/15/24 (Call 08/15/22)	200	200,841
1.40%, 08/15/26 (Call 07/15/26)	100	99,875
3.90%, 08/21/27 (Call 05/21/27)	1,031	1,155,202
4.50%, 05/15/25 (Call 04/15/25)(b)	627	699,695
4.65%, 05/15/27 (Call 03/15/27)	548	633,467
4.70%, 05/15/30 (Call 02/15/30)(b)	280	334,544

		139,374,735

Telecommunications — 4.6%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)(b)	1,025	1,082,444
3.63%, 04/22/29 (Call 01/22/29)	410	451,337
4.38%, 07/16/42	585	712,004
4.38%, 04/22/49 (Call 10/22/48)	1,055	1,324,705
6.13%, 11/15/37	495	689,723
6.13%, 03/30/40	1,195	1,714,502

Security	Par (000)	Value

Telecommunications (continued)
6.38%, 03/01/35	$80	$114,477
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	400	400,748
1.65%, 02/01/28 (Call 12/01/27)	1,462	1,461,136
1.70%, 03/25/26 (Call 03/25/23)	1,316	1,333,308
2.25%, 02/01/32 (Call 11/01/31)	1,495	1,485,633
2.30%, 06/01/27 (Call 04/01/27)	1,287	1,342,547
2.55%, 12/01/33 (Call 09/01/33)(a)	3,509	3,526,842
2.63%, 12/01/22 (Call 09/01/22)	468	478,695
2.75%, 06/01/31 (Call 03/01/31)(b)	1,862	1,951,176
2.95%, 07/15/26 (Call 04/15/26)	504	543,289
3.10%, 02/01/43 (Call 08/01/42)	1,269	1,257,103
3.30%, 02/01/52 (Call 08/01/51)	1,886	1,878,043
3.40%, 05/15/25 (Call 02/15/25)	1,349	1,464,307
3.50%, 06/01/41 (Call 12/01/40)	1,578	1,662,725
3.50%, 09/15/53 (Call 03/15/53)(a)	5,459	5,607,513
3.50%, 02/01/61 (Call 08/01/60)	1,445	1,434,957
3.55%, 09/15/55 (Call 03/15/55)(a)	5,322	5,445,727
3.60%, 07/15/25 (Call 04/15/25)	320	350,493
3.65%, 06/01/51 (Call 12/01/50)(b)	2,687	2,833,974
3.65%, 09/15/59 (Call 03/15/59)(a)	4,894	5,034,667
3.80%, 03/01/24 (Call 01/01/24)	207	222,590
3.80%, 02/15/27 (Call 11/15/26)	564	629,838
3.80%, 12/01/57 (Call 06/01/57)(a)	4,435	4,717,029
3.85%, 06/01/60 (Call 12/01/59)	1,419	1,513,261
3.88%, 01/15/26 (Call 10/15/25)	693	769,496
3.90%, 03/11/24 (Call 12/11/23)	325	348,699
3.95%, 01/15/25 (Call 10/15/24)	1,012	1,113,535
4.05%, 12/15/23	900	972,717
4.10%, 02/15/28 (Call 11/15/27)	452	516,160
4.13%, 02/17/26 (Call 11/17/25)	714	799,373
4.25%, 03/01/27 (Call 12/01/26)	732	833,973
4.30%, 02/15/30 (Call 11/15/29)	1,882	2,189,552
4.30%, 12/15/42 (Call 06/15/42)	661	763,973
4.35%, 03/01/29 (Call 12/01/28)	1,983	2,299,306
4.35%, 06/15/45 (Call 12/15/44)	553	640,623
4.45%, 04/01/24 (Call 01/01/24)	1,011	1,099,977
4.50%, 05/15/35 (Call 11/15/34)	1,734	2,056,137
4.50%, 03/09/48 (Call 09/09/47)(b)	1,415	1,675,831
4.55%, 03/09/49 (Call 09/09/48)	525	626,784
4.65%, 06/01/44 (Call 12/01/43)	650	780,707
4.75%, 05/15/46 (Call 11/15/45)	1,295	1,582,286
4.80%, 06/15/44 (Call 12/15/43)	455	554,430
4.85%, 03/01/39 (Call 09/01/38)	1,164	1,428,203
4.85%, 07/15/45 (Call 01/15/45)	75	92,937
4.90%, 08/15/37 (Call 02/14/37)	1,305	1,618,753
4.90%, 06/15/42(b)	634	792,772
5.15%, 03/15/42	274	348,944
5.15%, 11/15/46 (Call 05/15/46)(b)	155	199,314
5.15%, 02/15/50 (Call 08/14/49)	395	511,946
5.25%, 03/01/37 (Call 09/01/36)	704	892,864
5.35%, 09/01/40	430	557,754
5.45%, 03/01/47 (Call 09/01/46)	736	978,943
5.55%, 08/15/41	61	81,122
5.65%, 02/15/47 (Call 08/15/46)	246	334,613
5.70%, 03/01/57 (Call 09/01/56)	190	267,659
6.00%, 08/15/40 (Call 05/15/40)	171	236,138
6.15%, 09/15/34(b)	265	357,942
6.25%, 03/29/41(b)	290	413,221
6.38%, 03/01/41	107	155,614

96	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
6.45%, 06/15/34	$63	$84,488
6.55%, 02/15/39	5	7,161
7.13%, 03/15/26(b)	1,110	1,379,811
Bell Canada
4.30%, 07/29/49 (Call 01/29/49)	752	912,184
4.46%, 04/01/48 (Call 10/01/47)	713	883,997
Series US-3, 0.75%, 03/17/24	227	227,834
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	581	642,837
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	100	103,390
Bell Telephone Co of Canada or Bell Canada (The), Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	260	259,776
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(a)	945	1,035,980
Bharti Airtel Ltd., 4.38%, 06/10/25(a)	775	841,107
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)	1,003	1,059,008
4.25%, 11/08/49 (Call 05/08/49)(a)	470	521,241
4.50%, 12/04/23 (Call 11/04/23)(b)	867	938,128
5.13%, 12/04/28 (Call 09/24/28)	650	769,222
9.63%, 12/15/30	1,638	2,526,146
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	463	479,875
2.50%, 09/20/26 (Call 06/20/26)(b)	1,347	1,447,073
2.60%, 02/28/23	216	223,849
2.95%, 02/28/26	818	891,271
3.50%, 06/15/25	137	150,950
3.63%, 03/04/24	811	875,323
5.50%, 01/15/40	1,580	2,231,434
5.90%, 02/15/39	739	1,075,255
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	258	297,428
4.38%, 11/15/57 (Call 05/15/57)	155	190,313
4.70%, 03/15/37	255	309,641
4.75%, 03/15/42	350	445,034
5.35%, 11/15/48 (Call 05/15/48)	436	607,408
5.45%, 11/15/79 (Call 05/15/79)	801	1,136,042
5.75%, 08/15/40(b)	381	524,741
5.85%, 11/15/68 (Call 05/15/68)(b)	273	409,836
7.25%, 08/15/36 (Call 08/15/26)	50	61,629
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)(b)	1,112	1,204,382
Deutsche Telekom International Finance BV
2.49%, 09/19/23 (Call 07/19/23)(a)	625	648,375
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	884	979,009
4.38%, 06/21/28 (Call 03/21/28)(a)	966	1,128,099
4.75%, 06/21/38 (Call 12/21/37)(a)(b)	503	618,395
4.88%, 03/06/42(a)	626	786,895
8.75%, 06/15/30	2,131	3,204,650
9.25%, 06/01/32	441	722,362
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/01/26)(a)	756	834,547
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)(b)	509	508,655
2.00%, 12/10/30 (Call 09/10/30)	38	36,696
3.75%, 08/15/29 (Call 05/15/29)	837	929,508
5.95%, 03/15/41	325	439,066
Koninklijke KPN NV, 8.38%, 10/01/30	538	769,844
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)	654	689,198
3.88%, 11/15/29 (Call 08/15/29)(a)	577	619,554

Security	Par (000)	Value

Telecommunications (continued)
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	$594	$591,873
2.75%, 05/24/31 (Call 02/24/31)	750	772,371
4.00%, 09/01/24	869	948,745
4.60%, 02/23/28 (Call 11/23/27)	292	339,517
4.60%, 05/23/29 (Call 02/23/29)	534	625,930
5.50%, 09/01/44(b)	261	343,090
NBN Co. Ltd.
1.45%, 05/05/26 (Call 04/05/26)(a)	935	941,277
2.63%, 05/05/31 (Call 02/05/31)(a)	362	373,207
NTT Finance Corp.
0.37%, 03/03/23(a)	830	830,074
0.58%, 03/01/24(a)	745	744,191
1.16%, 04/03/26 (Call 03/03/26)(a)	2,274	2,272,775
1.59%, 04/03/28 (Call 02/03/28)(a)	1,315	1,314,088
2.07%, 04/03/31 (Call 01/03/31)(a)	755	773,528
Ooredoo International Finance Ltd.
2.63%, 04/08/31(a)	600	618,000
3.25%, 02/21/23(a)	319	330,919
3.75%, 06/22/26(a)	983	1,086,720
3.88%, 01/31/28(a)(b)	295	333,116
4.50%, 01/31/43(a)(b)	530	653,888
Orange SA
5.38%, 01/13/42	891	1,216,529
5.50%, 02/06/44 (Call 08/06/43)	678	959,711
9.00%, 03/01/31	1,403	2,215,328
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	581	623,571
3.00%, 03/15/23 (Call 12/15/22)	252	260,050
3.63%, 12/15/25 (Call 09/15/25)	673	738,753
3.70%, 11/15/49 (Call 05/15/49)	847	899,179
4.10%, 10/01/23 (Call 07/01/23)	842	896,293
4.30%, 02/15/48 (Call 08/15/47)	496	570,218
4.35%, 05/01/49 (Call 11/01/48)	926	1,085,532
4.50%, 03/15/43 (Call 09/15/42)	288	337,144
5.00%, 03/15/44 (Call 09/15/43)	763	953,717
5.45%, 10/01/43 (Call 04/01/43)(b)	464	610,343
7.50%, 08/15/38(b)	105	161,819
Saudi Telecom Co., 3.89%, 05/13/29(a)	900	1,002,033
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)(b)	229	267,523
SES SA
3.60%, 04/04/23(a)(b)	469	488,633
5.30%, 04/04/43(a)(b)	230	268,533
Telefonica Emisiones SA
4.10%, 03/08/27	1,230	1,388,243
4.67%, 03/06/38	1,216	1,433,662
4.90%, 03/06/48(b)	1,019	1,244,021
5.21%, 03/08/47	1,535	1,925,533
5.52%, 03/01/49 (Call 09/01/48)(b)	433	571,083
7.05%, 06/20/36	1,422	2,062,733
Telefonica Europe BV, 8.25%, 09/15/30	878	1,292,441
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(a)	480	514,005
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	757	812,018
3.70%, 09/15/27 (Call 06/15/27)(b)	161	181,285
4.30%, 06/15/49 (Call 12/15/48)	264	321,514
4.60%, 11/16/48 (Call 05/16/48)	791	1,019,804
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	875	880,749
2.05%, 02/15/28 (Call 12/15/27)	1,454	1,480,317

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.25%, 11/15/31 (Call 08/15/31)	$1,117	$1,111,527
2.55%, 02/15/31 (Call 11/15/30)	1,897	1,933,954
3.00%, 02/15/41 (Call 08/15/40)	2,127	2,112,738
3.30%, 02/15/51 (Call 08/15/50)	2,045	2,051,053
3.40%, 10/15/52 (Call 04/15/52)(a)	350	355,194
3.50%, 04/15/25 (Call 03/15/25)	2,089	2,254,762
3.60%, 11/15/60 (Call 05/15/60)	595	609,072
3.60%, 11/15/60 (Call 05/15/60)(a)	350	358,278
3.75%, 04/15/27 (Call 02/15/27)	2,724	3,014,842
3.88%, 04/15/30 (Call 01/15/30)	4,661	5,222,278
4.38%, 04/15/40 (Call 10/15/39)	1,244	1,449,297
4.50%, 04/15/50 (Call 10/15/49)	2,119	2,540,787
Verizon Communications Inc.
0.75%, 03/22/24	1,383	1,388,252
0.85%, 11/20/25 (Call 10/20/25)	1,872	1,858,168
1.45%, 03/20/26 (Call 02/20/26)	782	792,306
1.50%, 09/18/30 (Call 06/18/30)	625	602,530
1.68%, 10/30/30 (Call 07/30/30)	370	357,303
1.75%, 01/20/31 (Call 10/20/30)	1,777	1,721,148
2.10%, 03/22/28 (Call 01/22/28)	750	769,885
2.55%, 03/21/31 (Call 12/21/30)	626	646,622
2.63%, 08/15/26	2,180	2,319,387
2.65%, 11/20/40 (Call 05/20/40)	1,432	1,389,380
2.88%, 11/20/50 (Call 05/20/50)	2,167	2,087,621
2.99%, 10/30/56 (Call 04/30/56)	3,581	3,454,633
3.00%, 03/22/27 (Call 01/22/27)	564	610,172
3.00%, 11/20/60 (Call 05/20/60)	2,190	2,108,966
3.15%, 03/22/30 (Call 12/22/29)	1,380	1,496,987
3.38%, 02/15/25	2,329	2,521,680
3.40%, 03/22/41 (Call 09/22/40)	3,210	3,439,160
3.50%, 11/01/24 (Call 08/01/24)(b)	1,449	1,566,064
3.55%, 03/22/51 (Call 09/22/50)	3,300	3,585,450
3.70%, 03/22/61 (Call 09/22/60)	990	1,088,517
3.85%, 11/01/42 (Call 05/01/42)	1,194	1,364,191
3.88%, 02/08/29 (Call 11/08/28)	1,253	1,427,919
4.00%, 03/22/50 (Call 09/22/49)	814	944,784
4.02%, 12/03/29 (Call 09/03/29)	2,200	2,530,636
4.13%, 03/16/27(b)	2,965	3,390,116
4.13%, 08/15/46	1,107	1,299,114
4.15%, 03/15/24 (Call 12/15/23)(b)	439	475,284
4.27%, 01/15/36	1,866	2,230,910
4.33%, 09/21/28	3,448	4,026,175
4.40%, 11/01/34 (Call 05/01/34)	1,794	2,159,803
4.50%, 08/10/33	2,567	3,106,583
4.52%, 09/15/48	2,538	3,188,060
4.67%, 03/15/55	1,428	1,862,382
4.75%, 11/01/41	948	1,187,573
4.81%, 03/15/39(b)	1,080	1,369,868
4.86%, 08/21/46	3,020	3,931,558
5.01%, 04/15/49	812	1,084,270
5.01%, 08/21/54	428	589,346
5.25%, 03/16/37(b)	806	1,067,953
5.50%, 03/16/47	25	35,481
6.40%, 09/15/33	90	123,955
6.40%, 02/15/38	135	189,575
6.55%, 09/15/43	150	240,125
7.75%, 12/01/30	170	248,973
Vodafone Group PLC
3.75%, 01/16/24	90	96,900
4.13%, 05/30/25	1,442	1,604,502

Security	Par (000)	Value

Telecommunications (continued)
4.25%, 09/17/50(b)	$1,102	$1,296,989
4.38%, 05/30/28	1,994	2,319,650
4.38%, 02/19/43	1,107	1,310,285
4.88%, 06/19/49	1,350	1,734,458
5.00%, 05/30/38	827	1,054,371
5.13%, 06/19/59	246	327,986
5.25%, 05/30/48	1,940	2,584,261
6.15%, 02/27/37	1,305	1,823,977
6.25%, 11/30/32	606	823,382
7.88%, 02/15/30	600	864,682
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(a)	400	402,673
3.38%, 04/29/30 (Call 01/29/30)(a)	115	120,753
4.10%, 07/14/51 (Call 01/14/51)(a)	275	284,859

		273,343,739

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(b)	29	30,130

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
2.60%, 11/19/22	167	171,249
3.00%, 11/19/24 (Call 10/19/24)	840	892,217
3.50%, 09/15/27 (Call 06/15/27)	782	859,060
3.55%, 11/19/26 (Call 09/19/26)	662	725,949
3.90%, 11/19/29 (Call 08/19/29)	705	787,166
5.10%, 05/15/44 (Call 11/15/43)(b)	387	472,521
6.35%, 03/15/40	374	524,201

		4,432,363

Transportation — 2.0%
AP Moller - Maersk A/S
3.75%, 09/22/24 (Call 06/22/24)(a)	218	234,165
3.88%, 09/28/25 (Call 06/28/25)(a)	195	214,005
4.50%, 06/20/29 (Call 03/20/29)(a)	260	304,025
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	125	129,405
3.00%, 04/01/25 (Call 01/01/25)	432	465,767
3.05%, 09/01/22 (Call 06/01/22)	616	628,810
3.05%, 02/15/51 (Call 08/15/50)	551	580,549
3.25%, 06/15/27 (Call 03/15/27)(b)	433	481,053
3.30%, 09/15/51 (Call 03/15/51)	515	564,542
3.40%, 09/01/24 (Call 12/01/23)	739	796,291
3.55%, 02/15/50 (Call 08/15/49)	698	792,715
3.65%, 09/01/25 (Call 06/01/25)	333	367,896
3.75%, 04/01/24 (Call 01/01/24)	760	818,033
3.85%, 09/01/23 (Call 06/01/23)	1,192	1,266,544
3.90%, 08/01/46 (Call 02/01/46)	284	334,675
4.05%, 06/15/48 (Call 12/15/47)	256	311,698
4.13%, 06/15/47 (Call 12/15/46)	440	536,910
4.15%, 04/01/45 (Call 10/01/44)	840	1,027,968
4.15%, 12/15/48 (Call 06/15/48)(b)	619	770,411
4.38%, 09/01/42 (Call 03/01/42)	702	874,265
4.40%, 03/15/42 (Call 09/15/41)	525	654,992
4.45%, 03/15/43 (Call 09/15/42)	387	495,679
4.55%, 09/01/44 (Call 03/01/44)	550	703,303
4.70%, 09/01/45 (Call 03/01/45)	605	795,273
4.90%, 04/01/44 (Call 10/01/43)	667	894,074
4.95%, 09/15/41 (Call 03/15/41)	300	398,428
5.05%, 03/01/41 (Call 09/01/40)	105	139,874
5.15%, 09/01/43 (Call 03/01/43)(b)	660	907,442
5.40%, 06/01/41 (Call 12/01/40)	554	766,719

98	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
5.75%, 05/01/40 (Call 11/01/39)	$600	$851,106
6.15%, 05/01/37	322	468,128
6.20%, 08/15/36(b)	145	210,953
7.00%, 12/15/25	333	416,245
7.95%, 08/15/30	150	222,298
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	130	132,303
2.45%, 05/01/50 (Call 11/01/49)	967	895,311
2.75%, 03/01/26 (Call 12/01/25)(b)	500	535,413
2.95%, 11/21/24 (Call 08/21/24)	751	797,366
3.20%, 08/02/46 (Call 02/02/46)(b)	165	174,130
3.65%, 02/03/48 (Call 08/03/47)	269	304,506
4.45%, 01/20/49 (Call 07/20/48)(b)	571	732,557
4.50%, 11/07/43 (Call 05/07/43)	275	334,145
6.20%, 06/01/36	65	92,960
6.25%, 08/01/34(b)	566	805,715
6.38%, 11/15/37(b)	420	611,653
6.90%, 07/15/28(b)	240	320,208
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	549	549,364
2.90%, 02/01/25 (Call 11/01/24)	404	428,457
3.70%, 02/01/26 (Call 11/01/25)	591	648,938
4.00%, 06/01/28 (Call 03/01/28)	400	455,609
4.45%, 03/15/23 (Call 12/15/22)	50	52,544
4.80%, 09/15/35 (Call 03/15/35)	430	532,504
4.80%, 08/01/45 (Call 02/01/45)(b)	30	38,734
5.75%, 03/15/33(b)	480	634,399
5.75%, 01/15/42(b)	400	548,170
5.95%, 05/15/37(b)	442	608,230
6.13%, 09/15/2115 (Call 03/15/2115)	591	932,606
7.13%, 10/15/31	360	510,902
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(b)	476	544,910
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	446	461,601
2.50%, 05/15/51 (Call 11/15/50)	435	401,592
2.60%, 11/01/26 (Call 08/01/26)	525	559,529
3.25%, 06/01/27 (Call 03/01/27)	717	784,997
3.35%, 11/01/25 (Call 08/01/25)	370	402,490
3.35%, 09/15/49 (Call 03/15/49)	310	333,867
3.40%, 08/01/24 (Call 05/01/24)	211	226,806
3.80%, 03/01/28 (Call 12/01/27)	793	895,206
3.80%, 11/01/46 (Call 05/01/46)	336	386,638
3.80%, 04/15/50 (Call 10/15/49)	426	494,369
3.95%, 05/01/50 (Call 11/01/49)(b)	393	467,636
4.10%, 03/15/44 (Call 09/15/43)	438	519,294
4.25%, 03/15/29 (Call 12/15/28)	727	845,290
4.25%, 11/01/66 (Call 05/01/66)	80	99,574
4.30%, 03/01/48 (Call 09/01/47)	558	690,291
4.40%, 03/01/43 (Call 09/01/42)	330	404,709
4.50%, 03/15/49 (Call 09/15/48)	270	344,224
4.50%, 08/01/54 (Call 02/01/54)	390	501,041
4.65%, 03/01/68 (Call 09/01/67)	219	289,773
4.75%, 05/30/42 (Call 11/30/41)	360	460,018
4.75%, 11/15/48 (Call 05/15/48)	478	628,357
5.50%, 04/15/41 (Call 10/15/40)	485	664,275
6.00%, 10/01/36	420	587,726
6.15%, 05/01/37	563	796,974
6.22%, 04/30/40	543	797,541

Security	Par (000)	Value

Transportation (continued)
Empresa de los Ferrocarriles del Estado, 3.07%, 08/18/50 (Call 02/18/50)(a)	$200	$183,162
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(a)	333	364,257
4.70%, 05/07/50 (Call 11/07/49)(a)	1,094	1,328,061
5.00%, 01/25/47 (Call 07/25/46)(a)	200	245,040
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(b)	465	478,061
3.10%, 08/05/29 (Call 05/05/29)	865	937,842
3.25%, 04/01/26 (Call 01/01/26)	1,015	1,106,557
3.25%, 05/15/41 (Call 11/15/40)	650	677,786
3.40%, 02/15/28 (Call 11/15/27)(b)	229	254,576
3.88%, 08/01/42	633	715,732
3.90%, 02/01/35	558	641,598
4.05%, 02/15/48 (Call 08/15/47)	668	775,576
4.10%, 04/15/43	569	656,167
4.10%, 02/01/45	563	650,307
4.20%, 10/17/28 (Call 07/17/28)	580	675,944
4.25%, 05/15/30 (Call 02/15/30)	245	286,321
4.40%, 01/15/47 (Call 07/15/46)	589	714,267
4.50%, 02/01/65	45	54,289
4.55%, 04/01/46 (Call 10/01/45)	417	511,379
4.75%, 11/15/45 (Call 05/15/45)	407	513,134
4.90%, 01/15/34	885	1,109,746
4.95%, 10/17/48 (Call 04/17/48)	688	907,050
5.10%, 01/15/44(b)	639	837,189
5.25%, 05/15/50 (Call 11/15/49)	942	1,298,138
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)	60	64,065
3.88%, 03/01/26 (Call 01/01/26)	298	331,977
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	617	653,046
3.00%, 05/15/23 (Call 02/15/23)	450	466,517
3.13%, 06/01/26 (Call 03/01/26)(b)	800	866,375
3.50%, 05/01/50 (Call 11/01/49)	424	453,786
4.20%, 11/15/69 (Call 05/15/69)(b)	106	124,808
4.30%, 05/15/43 (Call 11/15/42)(b)	160	188,782
4.70%, 05/01/48 (Call 11/01/47)	235	293,311
4.95%, 08/15/45 (Call 02/15/45)	619	786,146
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	565	631,216
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	445	455,659
2.55%, 11/01/29 (Call 08/01/29)	546	573,639
2.90%, 02/15/23 (Call 11/15/22)	742	764,532
2.90%, 06/15/26 (Call 03/15/26)(b)	667	720,710
2.90%, 08/25/51 (Call 02/25/51)	550	546,959
3.05%, 05/15/50 (Call 11/15/49)(b)	597	610,269
3.15%, 06/01/27 (Call 03/01/27)	140	151,115
3.16%, 05/15/55 (Call 11/15/54)	529	545,426
3.40%, 11/01/49 (Call 05/01/49)	169	181,277
3.65%, 08/01/25 (Call 06/01/25)	225	246,407
3.80%, 08/01/28 (Call 05/01/28)	610	692,072
3.85%, 01/15/24 (Call 10/15/23)	220	234,844
3.94%, 11/01/47 (Call 05/01/47)(b)	651	758,336
3.95%, 10/01/42 (Call 04/01/42)(b)	461	540,969
4.05%, 08/15/52 (Call 02/15/52)	325	388,018
4.10%, 05/15/49 (Call 11/15/48)	444	537,038
4.10%, 05/15/2121 (Call 11/15/2120)	340	391,597
4.15%, 02/28/48 (Call 08/28/47)	320	381,963
4.45%, 06/15/45 (Call 12/15/44)	397	495,202

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.65%, 01/15/46 (Call 07/15/45)	$700	$897,444
4.84%, 10/01/41	522	681,584
5.10%, 12/31/49 (Call 02/01/2118)	25	33,408
5.59%, 05/17/25	390	453,841
7.25%, 02/15/31	200	279,973
7.80%, 05/15/27	60	80,296
Pelabuhan Indonesia II PT
4.25%, 05/05/25(a)	765	837,224
5.38%, 05/05/45(a)	400	480,500
Pelabuhan Indonesia III Persero PT, 4.88%, 10/01/24(a)	256	282,708
Polar Tankers Inc., 5.95%, 05/10/37(a)	100	126,091
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	393	400,683
2.50%, 09/01/24 (Call 08/01/24)	599	627,905
2.90%, 12/01/26 (Call 10/01/26)(b)	734	787,984
3.35%, 09/01/25 (Call 08/01/25)	347	375,021
3.40%, 03/01/23 (Call 02/01/23)	570	593,434
3.65%, 03/18/24 (Call 02/18/24)	635	680,187
3.75%, 06/09/23 (Call 05/09/23)	167	176,189
3.88%, 12/01/23 (Call 11/01/23)	339	363,216
4.63%, 06/01/25 (Call 05/01/25)	475	533,996
TTX Co.
3.60%, 01/15/25(a)(b)	980	1,065,881
4.20%, 07/01/46 (Call 01/01/46)(a)(b)	565	685,574
4.60%, 02/01/49 (Call 08/01/48)(a)(b)	254	337,207
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(b)	605	630,256
2.38%, 05/20/31 (Call 02/20/31)	560	578,614
2.40%, 02/05/30 (Call 11/05/29)	673	697,692
2.75%, 04/15/23 (Call 01/15/23)	375	387,321
2.75%, 03/01/26 (Call 12/01/25)	614	658,417
2.89%, 04/06/36 (Call 01/06/36)(a)	155	162,858
2.95%, 01/15/23 (Call 10/15/22)	240	247,188
2.97%, 09/16/62 (Call 03/16/62)	672	663,018
3.00%, 04/15/27 (Call 01/15/27)	438	475,326
3.15%, 03/01/24 (Call 02/01/24)	845	898,842
3.20%, 05/20/41 (Call 11/20/40)	440	469,764
3.25%, 01/15/25 (Call 10/15/24)	361	387,814
3.25%, 08/15/25 (Call 05/15/25)	540	585,537
3.25%, 02/05/50 (Call 08/05/49)	627	668,174
3.35%, 08/15/46 (Call 02/15/46)(b)	55	58,416
3.38%, 02/01/35 (Call 08/01/34)	961	1,065,326
3.50%, 06/08/23 (Call 05/08/23)	656	690,980
3.55%, 08/15/39 (Call 02/15/39)	546	615,708
3.55%, 05/20/61 (Call 11/20/60)	290	320,931
3.60%, 09/15/37 (Call 03/15/37)	507	574,415
3.65%, 02/15/24 (Call 11/15/23)	270	288,122
3.70%, 03/01/29 (Call 12/01/28)	661	745,960
3.75%, 03/15/24 (Call 12/15/23)	475	508,881
3.75%, 07/15/25 (Call 05/15/25)	365	403,089
3.75%, 02/05/70 (Call 08/05/69)	485	552,455
3.80%, 10/01/51 (Call 04/01/51)	190	221,138
3.80%, 04/06/71 (Call 10/06/70)(a)	205	234,951
3.84%, 03/20/60 (Call 09/20/59)	1,327	1,545,081
3.88%, 02/01/55 (Call 08/01/54)	470	543,223
3.95%, 09/10/28 (Call 06/10/28)	520	593,904
3.95%, 08/15/59 (Call 02/15/59)	470	557,695
4.00%, 04/15/47 (Call 10/15/46)	630	746,095
4.05%, 11/15/45 (Call 05/15/45)(b)	485	571,805
4.05%, 03/01/46 (Call 09/01/45)	798	932,270

Security	Par (000)	Value

Transportation (continued)
4.10%, 09/15/67 (Call 03/15/67)	$437	$527,085
4.30%, 03/01/49 (Call 09/01/48)	723	888,106
4.50%, 09/10/48 (Call 03/10/48)	235	300,834
6.63%, 02/01/29(b)	25	32,749
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	554	578,322
2.40%, 11/15/26 (Call 08/15/26)	413	439,278
2.45%, 10/01/22	442	452,635
2.50%, 04/01/23 (Call 03/01/23)	481	496,966
2.50%, 09/01/29 (Call 06/01/29)	517	550,968
2.80%, 11/15/24 (Call 09/15/24)	519	553,841
3.05%, 11/15/27 (Call 08/15/27)(b)	1,026	1,138,535
3.40%, 03/15/29 (Call 12/15/28)	517	581,166
3.40%, 11/15/46 (Call 05/15/46)(b)	570	645,239
3.40%, 09/01/49 (Call 03/01/49)	769	872,797
3.63%, 10/01/42	536	626,673
3.75%, 11/15/47 (Call 05/15/47)	390	468,171
3.90%, 04/01/25 (Call 03/01/25)	852	940,640
4.25%, 03/15/49 (Call 09/15/48)	349	446,082
4.45%, 04/01/30 (Call 01/01/30)	688	831,559
4.88%, 11/15/40 (Call 05/15/40)	255	340,455
5.20%, 04/01/40 (Call 10/01/39)	523	713,985
5.30%, 04/01/50 (Call 10/01/49)	975	1,446,825
6.20%, 01/15/38	769	1,144,103
United Parcel Service of America Inc., 7.62%, 04/01/30(b)(e)	80	113,378

		119,879,937

Trucking & Leasing — 0.2%
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(a)	200	199,600
2.63%, 03/20/25 (Call 02/20/25)(a)	1,190	1,213,357
3.38%, 03/20/28 (Call 01/20/28)(a)(b)	100	103,404
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	295	283,852
3.10%, 06/01/51 (Call 12/01/50)	265	254,418
3.25%, 03/30/25 (Call 12/30/24)	85	90,930
3.25%, 09/15/26 (Call 06/15/26)(b)	358	386,766
3.50%, 03/15/28 (Call 12/15/27)(b)	198	219,036
3.85%, 03/30/27 (Call 12/30/26)	447	493,974
3.90%, 03/30/23	202	212,051
4.00%, 06/30/30 (Call 03/30/30)	75	85,135
4.35%, 02/15/24 (Call 01/15/24)	422	456,627
4.50%, 03/30/45 (Call 09/30/44)(b)	125	148,059
4.55%, 11/07/28 (Call 08/07/28)	540	630,159
4.70%, 04/01/29 (Call 01/01/29)	545	639,349
5.20%, 03/15/44 (Call 09/15/43)(b)	265	343,545
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(a)	582	578,968
1.70%, 06/15/26 (Call 05/15/26)(a)	560	566,088
2.70%, 03/14/23 (Call 02/14/23)(a)	545	561,786
2.70%, 11/01/24 (Call 10/01/24)(a)	533	559,893
3.35%, 11/01/29 (Call 08/01/29)(a)(b)	223	241,105
3.40%, 11/15/26 (Call 08/15/26)(a)(b)	475	519,267
3.45%, 07/01/24 (Call 06/01/24)(a)(b)	568	606,918
3.90%, 02/01/24 (Call 01/01/24)(a)	443	473,522
3.95%, 03/10/25 (Call 01/10/25)(a)	414	452,184
4.00%, 07/15/25 (Call 06/15/25)(a)	479	526,906
4.13%, 08/01/23 (Call 07/01/23)(a)	250	265,740
4.20%, 04/01/27 (Call 01/01/27)(a)	522	590,009
4.25%, 01/17/23(a)	456	478,791

100	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing (continued)
4.45%, 01/29/26 (Call 11/29/25)(a)	$308	$346,233
SMBC Aviation Capital Finance DAC
2.30%, 06/15/28 (Call 04/15/28)(a)	250	253,629
4.13%, 07/15/23 (Call 06/15/23)(a)	415	439,785

		13,221,086

Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	455	466,463
2.80%, 05/01/30 (Call 02/01/30)	493	527,278
2.95%, 09/01/27 (Call 06/01/27)	545	591,287
3.00%, 12/01/26 (Call 09/01/26)	465	505,968
3.25%, 06/01/51 (Call 12/01/50)	360	384,233
3.40%, 03/01/25 (Call 12/01/24)	830	898,270
3.45%, 06/01/29 (Call 03/01/29)	656	731,025
3.45%, 05/01/50 (Call 11/01/49)	424	465,304
3.75%, 09/01/28 (Call 06/01/28)	449	509,928
3.75%, 09/01/47 (Call 03/01/47)	295	338,636
3.85%, 03/01/24 (Call 12/01/23)	440	473,102
4.00%, 12/01/46 (Call 06/01/46)	226	269,670
4.15%, 06/01/49 (Call 12/01/48)	439	536,435
4.20%, 09/01/48 (Call 03/01/48)	432	531,658
4.30%, 12/01/42 (Call 06/01/42)	550	680,523
4.30%, 09/01/45 (Call 03/01/45)	329	404,946
6.59%, 10/15/37	349	523,247
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	250	255,315
2.70%, 04/15/30 (Call 01/15/30)	509	532,652
3.35%, 04/15/50 (Call 10/15/49)	367	385,399
3.57%, 05/01/29 (Call 02/01/29)	765	854,190
4.28%, 05/01/49 (Call 11/01/48)	476	573,405
United Utilities PLC, 6.88%, 08/15/28(b)	130	169,125

		11,608,059

Total Corporate Bonds & Notes — 97.9% (Cost: $5,769,670,416)		5,882,470,884

Foreign Government Obligations(f)

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(a)(b)	290	297,743

South Korea — 0.1%
Korea Electric Power Corp.
1.13%, 06/15/25(a)	360	359,927
5.13%, 04/23/34(a)	360	463,893
Korea Gas Corp.
1.13%, 07/13/26(a)	250	249,405
3.13%, 07/20/27(a)	1,084	1,191,862

Security	Par/ Shares (000)	Value

South Korea (continued)
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 07/25/27(a)	$490	$536,728
3.75%, 07/25/23(a)	455	482,348
Korea National Oil Corp.
0.88%, 10/05/25(a)(b)	647	640,280
1.25%, 04/07/26(a)	1,000	997,532
2.50%, 10/24/26(a)	143	151,652
3.25%, 10/01/25(a)	450	487,646
3.38%, 03/27/27(a)(b)	500	553,095
4.00%, 01/23/24(a)	445	479,860

		6,594,228

Total Foreign Government Obligations — 0.1% (Cost: $6,687,341)		6,891,971

Short-Term Investments

Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(g)(h)(i)	468,283	468,517,521
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	56,989	56,989,000

		525,506,521

Total Short-Term Investments — 8.8% (Cost: $525,375,631)		525,506,521

Total Investments in Securities — 106.8% (Cost: $6,301,733,388)		6,414,869,376

Other Assets, Less Liabilities — (6.8)%		(407,635,357)

Net Assets — 100.0%		$6,007,234,019

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$468,324,085	$235,607	(a)	$—		$(10,960)	$(31,211)	$468,517,521	468,283	$403,480	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	62,859,000	—		(5,870,000	)(a)	—	—	56,989,000	56,989	2,269		—

						$(10,960)	$(31,211)	$525,506,521		$405,749		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$5,882,470,884	$—	$5,882,470,884
Foreign Government Obligations	—	6,891,971	—	6,891,971
Money Market Funds	525,506,521	—	—	525,506,521

	$525,506,521	$5,889,362,855	$—	$6,414,869,376

See notes to financial statements.

102	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 4.20%, 04/15/24	$4,179	$4,531,796
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)(a)	12,261	13,559,921
3.65%, 11/01/24 (Call 08/01/24)(a)	8,993	9,752,578
WPP Finance 2010, 3.75%, 09/19/24(a)	9,954	10,794,883

		38,639,178

Aerospace & Defense — 1.3%
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	1,067	1,157,844
3.85%, 12/15/25 (Call 09/15/25)(a)(b)	9,607	10,566,462
Boeing Co. (The)
1.17%, 02/04/23 (Call 02/04/22)(a)	10,607	10,614,685
1.43%, 02/04/24 (Call 02/04/22)	17,494	17,532,525
1.88%, 06/15/23 (Call 04/15/23)	3,154	3,204,336
1.95%, 02/01/24(a)	1,093	1,120,701
2.20%, 10/30/22 (Call 08/30/22)(a)	4,446	4,523,942
2.20%, 02/04/26 (Call 02/04/23)	20,785	20,863,193
2.25%, 06/15/26 (Call 03/15/26)	2,963	3,043,430
2.50%, 03/01/25 (Call 12/01/24)	5,043	5,186,623
2.60%, 10/30/25 (Call 07/30/25)	1,724	1,799,403
2.75%, 02/01/26 (Call 01/01/26)(a)	998	1,043,118
2.80%, 03/01/23 (Call 02/01/23)(a)	2,586	2,660,158
2.80%, 03/01/24 (Call 02/01/24)(a)	8,271	8,640,629
2.85%, 10/30/24 (Call 07/30/24)	5,541	5,826,678
3.10%, 05/01/26 (Call 03/01/26)(a)	4,295	4,556,228
4.51%, 05/01/23 (Call 04/01/23)	19,545	20,707,027
4.88%, 05/01/25 (Call 04/01/25)(a)	30,732	34,353,816
7.95%, 08/15/24(a)	1,897	2,267,578
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	4,890	4,944,076
1.88%, 08/15/23 (Call 06/15/23)(a)	7,048	7,234,978
2.13%, 08/15/26 (Call 05/15/26)	3,002	3,161,699
2.25%, 11/15/22 (Call 08/15/22)	2,011	2,049,450
2.38%, 11/15/24 (Call 09/15/24)	5,701	6,006,062
3.25%, 04/01/25 (Call 03/01/25)	7,585	8,192,048
3.38%, 05/15/23 (Call 04/15/23)(a)	8,601	9,035,555
3.50%, 05/15/25 (Call 03/15/25)	7,710	8,426,071
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	4,882	5,343,408
3.85%, 06/15/23 (Call 05/15/23)(a)	9,346	9,881,095
3.95%, 05/28/24 (Call 02/28/24)(a)	2,912	3,139,373
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)(a)	5,890	6,294,830
3.10%, 01/15/23 (Call 11/15/22)(a)	6,290	6,498,916
3.55%, 01/15/26 (Call 10/15/25)(a)	10,311	11,400,528
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	16,427	17,467,451
3.25%, 08/01/23(a)	13,733	14,464,731
Northrop Grumman Systems Corp., 7.88%, 03/01/26(a)	750	959,058
Raytheon Technologies Corp.
3.20%, 03/15/24 (Call 01/15/24)	8,974	9,533,999
3.70%, 12/15/23 (Call 09/15/23)	7,159	7,652,242
3.95%, 08/16/25 (Call 06/16/25)	16,814	18,649,390
Teledyne Technologies Inc.
0.65%, 04/01/23	209	208,982
0.95%, 04/01/24 (Call 04/01/22)	5,385	5,392,162

Security	Par (000)	Value

Aerospace & Defense (continued)
1.60%, 04/01/26 (Call 03/01/26)	$7,055	$7,142,271

		332,746,751

Agriculture — 1.1%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	11,265	11,750,355
3.80%, 02/14/24 (Call 01/14/24)(a)	170	182,339
4.00%, 01/31/24	1,387	1,500,920
4.40%, 02/14/26 (Call 12/14/25)	3,588	4,061,742
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	3,723	3,963,516
2.75%, 03/27/25 (Call 09/27/21)	4,774	5,082,556
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	10,615	11,154,403
3.22%, 08/15/24 (Call 06/15/24)	24,457	25,952,622
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(a)	12,114	12,184,130
3.95%, 06/15/25(b)	17,114	18,711,282
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)(a)	9,602	9,753,715
3.00%, 09/25/22 (Call 08/25/22)	5,966	6,122,551
3.25%, 08/15/26 (Call 05/15/26)	2,323	2,516,912
4.35%, 03/15/24 (Call 02/15/24)(a)	7,756	8,408,197
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(b)	5,405	5,392,577
0.75%, 02/02/26 (Call 01/02/26)(b)	4,033	3,993,678
1.38%, 07/23/23(b)	12,163	12,407,081
3.25%, 03/01/23(b)	140	146,174
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(a)(b)	8,222	8,669,202
3.50%, 02/11/23 (Call 11/11/22)(b)	10,710	11,054,288
3.50%, 07/26/26 (Call 05/26/26)(b)	3,205	3,459,050
4.25%, 07/21/25 (Call 04/21/25)(b)	14,076	15,455,864
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	410	405,175
1.13%, 05/01/23(a)	7,693	7,788,139
1.50%, 05/01/25 (Call 04/01/25)(a)	6,867	7,001,270
2.13%, 05/10/23 (Call 03/10/23)	5,763	5,917,809
2.50%, 11/02/22 (Call 10/02/22)	6,795	6,953,919
2.63%, 03/06/23(a)	6,275	6,489,841
2.75%, 02/25/26 (Call 11/25/25)(a)	2,381	2,544,291
2.88%, 05/01/24 (Call 04/01/24)	12,227	12,935,673
3.25%, 11/10/24	10,835	11,701,367
3.38%, 08/11/25 (Call 05/11/25)	3,807	4,141,321
3.60%, 11/15/23(a)	3,387	3,626,070
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	20,107	22,280,942
4.85%, 09/15/23	5,275	5,734,714
Viterra Finance BV, 2.00%, 04/21/26 (Call 03/21/26)(a)(b)	9,187	9,282,269

		288,725,954

Airlines — 0.3%
Delta Air Lines Inc., 7.00%, 05/01/25(b)	27,737	32,447,289
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(a)(b)	18,050	19,358,625
Southwest Airlines Co.
2.75%, 11/16/22 (Call 10/16/22)	1,417	1,452,375
4.75%, 05/04/23(a)	17,898	19,108,514
5.25%, 05/04/25 (Call 04/04/25)(a)	14,012	15,881,089

		88,247,892

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel — 0.2%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)(a)	$3,835	$3,945,744
2.40%, 03/27/25 (Call 02/27/25)(a)	12,609	13,361,292
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	7,434	8,265,611
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	2,751	3,031,101
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	846	917,279
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	10,661	11,155,129

		40,676,156

Auto Manufacturers — 4.3%
American Honda Finance Corp.
0.40%, 10/21/22(a)	4,542	4,546,730
0.55%, 07/12/24	4,580	4,569,146
0.65%, 09/08/23	6,192	6,223,611
0.88%, 07/07/23	5,925	5,974,512
1.00%, 09/10/25	2,652	2,657,316
1.20%, 07/08/25	5,116	5,163,600
1.95%, 05/10/23	8,366	8,590,152
2.05%, 01/10/23(a)	6,712	6,870,715
2.15%, 09/10/24	10,216	10,654,139
2.40%, 06/27/24	8,552	8,971,390
2.60%, 11/16/22(a)	4,558	4,682,528
2.90%, 02/16/24(a)	7,167	7,570,243
3.45%, 07/14/23(a)	4,976	5,252,671
3.55%, 01/12/24	10,471	11,192,149
3.63%, 10/10/23(a)	10,959	11,679,054
BMW Finance NV, 2.40%, 08/14/24 (Call 07/14/24)(a)(b)	8,051	8,432,364
BMW U.S. Capital LLC
0.75%, 08/12/24(a)(b)	2,215	2,225,654
0.80%, 04/01/24(a)(b)	7,054	7,095,368
1.25%, 08/12/26 (Call 07/12/26)(a)(b)	8,535	8,564,911
2.25%, 09/15/23 (Call 07/15/23)(a)(b)	1,531	1,583,250
2.80%, 04/11/26 (Call 01/11/26)(a)(b)	5,708	6,106,202
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	9,536	10,133,144
3.45%, 04/12/23 (Call 03/12/23)(a)(b)	13,571	14,204,952
3.80%, 04/06/23(a)(b)	13,117	13,806,104
3.90%, 04/09/25 (Call 03/09/25)(a)(b)	16,563	18,199,892
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)(a)	6,244	6,219,216
3.65%, 10/01/23 (Call 07/01/23)(a)	4,191	4,444,137
Daimler Finance North America LLC
0.75%, 03/01/24(a)(b)	1,536	1,540,138
1.45%, 03/02/26(b)	13,084	13,216,604
1.75%, 03/10/23(a)(b)	9,969	10,159,707
2.13%, 03/10/25(a)(b)	12,959	13,428,593
2.70%, 06/14/24(a)(b)	7,917	8,323,369
3.25%, 08/01/24(a)(b)	2,335	2,496,810
3.30%, 05/19/25(a)(b)	4,660	5,027,598
3.35%, 02/22/23(b)	7,229	7,532,513
3.50%, 08/03/25(a)(b)	1,783	1,940,652
3.65%, 02/22/24(a)(b)	6,984	7,480,433
3.70%, 05/04/23(a)(b)	6,394	6,721,439
General Motors Co.
4.00%, 04/01/25	3,681	4,027,875
4.88%, 10/02/23	11,558	12,536,762
5.40%, 10/02/23	11,332	12,386,692
6.13%, 10/01/25 (Call 09/01/25)(a)	10,368	12,227,799
General Motors Financial Co. Inc.
1.05%, 03/08/24	11,008	11,077,209
1.25%, 01/08/26 (Call 12/08/25)(a)	22,867	22,716,850
1.50%, 06/10/26 (Call 05/10/26)	13,160	13,169,086

Security	Par (000)	Value

Auto Manufacturers (continued)
1.70%, 08/18/23(a)	$11,963	$12,198,432
2.75%, 06/20/25 (Call 05/20/25)	14,354	15,076,259
2.90%, 02/26/25 (Call 01/26/25)	12,563	13,274,191
3.25%, 01/05/23 (Call 12/05/22)(a)	11,018	11,382,270
3.50%, 11/07/24 (Call 09/07/24)	6,663	7,133,609
3.70%, 05/09/23 (Call 03/09/23)	15,231	15,919,968
3.95%, 04/13/24 (Call 02/13/24)	13,468	14,442,814
4.00%, 01/15/25 (Call 10/15/24)	5,917	6,434,509
4.15%, 06/19/23 (Call 05/19/23)	13,187	13,948,595
4.25%, 05/15/23	4,870	5,161,832
4.30%, 07/13/25 (Call 04/13/25)	9,216	10,190,021
4.35%, 04/09/25 (Call 02/09/25)	6,420	7,080,212
5.10%, 01/17/24 (Call 12/17/23)	14,807	16,205,369
5.20%, 03/20/23	17,255	18,425,876
5.25%, 03/01/26 (Call 12/01/25)	11,151	12,837,500
Harley-Davidson Financial Services Inc.
3.35%, 02/15/23 (Call 01/15/23)(b)	5,709	5,910,950
3.35%, 06/08/25 (Call 05/08/25)(b)	10,879	11,565,548
Hyundai Capital America
0.80%, 01/08/24(a)(b)	10,081	10,045,330
0.88%, 06/14/24(b)	13,295	13,246,380
1.15%, 11/10/22(b)	1,654	1,664,247
1.25%, 09/18/23(a)(b)	11,614	11,719,490
1.30%, 01/08/26 (Call 12/08/25)(a)(b)	8,083	7,997,010
1.50%, 06/15/26 (Call 05/15/26)(b)	13,106	13,037,007
1.80%, 10/15/25 (Call 09/15/25)(b)	9,081	9,193,380
2.38%, 02/10/23(b)	8,977	9,190,255
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	6,933	7,243,624
2.85%, 11/01/22(a)(b)	11,691	11,995,507
3.25%, 09/20/22(b)	1,379	1,417,272
3.40%, 06/20/24(a)(b)	3,287	3,490,615
4.13%, 06/08/23(b)	9,185	9,722,463
4.30%, 02/01/24(b)	4,441	4,788,235
5.75%, 04/06/23(a)(b)	8,803	9,490,912
5.88%, 04/07/25 (Call 03/07/25)(b)	5,162	5,948,235
Hyundai Capital Services Inc.
1.25%, 02/08/26(b)	820	812,199
3.75%, 03/05/23(b)	3,370	3,524,554
Kia Corp.
1.00%, 04/16/24(b)	5,220	5,235,251
3.00%, 04/25/23(b)	549	569,864
3.25%, 04/21/26(b)	115	123,433
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(a)(b)	2,925	2,930,173
2.00%, 03/09/26 (Call 02/09/26)(a)(b)	13,020	13,142,911
2.60%, 09/28/22(b)	4,185	4,265,230
3.45%, 03/15/23(a)(b)	2,689	2,791,195
3.88%, 09/21/23(a)(b)	5,283	5,587,823
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	13,074	13,620,244
3.52%, 09/17/25 (Call 08/17/25)(b)	16,793	17,964,056
PACCAR Financial Corp.
0.35%, 08/11/23	3,755	3,760,824
0.35%, 02/02/24	1,402	1,397,881
0.50%, 08/09/24	4,595	4,583,727
0.80%, 06/08/23	965	973,029
1.10%, 05/11/26	6,055	6,080,207
1.80%, 02/06/25	1,457	1,510,300
1.90%, 02/07/23	5,964	6,101,915
2.15%, 08/15/24(a)	5,428	5,658,473

104	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.65%, 04/06/23(a)	$1,377	$1,428,295
3.40%, 08/09/23(a)	5,007	5,308,301
Stellantis NV, 5.25%, 04/15/23	16,471	17,585,593
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(a)	14,593	14,642,105
1.34%, 03/25/26 (Call 02/25/26)	4,185	4,242,179
2.36%, 07/02/24(a)	2,664	2,796,136
3.42%, 07/20/23(a)	9,294	9,844,058
Toyota Motor Credit Corp.
0.35%, 10/14/22(a)	1,701	1,703,382
0.40%, 04/06/23	602	603,160
0.45%, 01/11/24(a)	1,378	1,377,072
0.50%, 08/14/23(a)	4,487	4,503,243
0.50%, 06/18/24	15,813	15,780,119
0.80%, 10/16/25(a)	8,399	8,352,416
0.80%, 01/09/26(a)	5,579	5,519,386
1.13%, 06/18/26(a)	16,882	16,930,777
1.35%, 08/25/23(a)	7,685	7,832,377
1.80%, 02/13/25	11,668	12,030,771
2.00%, 10/07/24	5,796	6,030,285
2.15%, 09/08/22	4,302	4,385,142
2.25%, 10/18/23(a)	4,183	4,342,616
2.63%, 01/10/23	4,438	4,579,035
2.70%, 01/11/23	4,906	5,067,073
2.90%, 03/30/23(a)	10,182	10,593,475
2.90%, 04/17/24(a)	5,503	5,835,485
3.00%, 04/01/25	12,368	13,265,443
3.35%, 01/08/24(a)	5,406	5,761,416
3.40%, 04/14/25	5,208	5,672,877
3.45%, 09/20/23	9,059	9,624,936
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(b)	8,397	8,423,443
0.88%, 11/22/23(a)(b)	11,099	11,161,338
1.25%, 11/24/25 (Call 10/24/25)(b)	14,851	14,859,981
2.70%, 09/26/22(b)	8,304	8,507,365
2.85%, 09/26/24(a)(b)	7,007	7,397,147
3.13%, 05/12/23(b)	10,937	11,389,715
3.35%, 05/13/25(b)	11,139	11,994,396
4.25%, 11/13/23(b)	11,643	12,506,141
4.63%, 11/13/25(b)	6,214	7,046,943

		1,098,558,107

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)(a)	4,773	5,144,324
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	2,847	3,192,078
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)(a)	4,330	4,665,526
5.00%, 10/01/25(b)	12,674	14,550,984
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)(a)	6,788	7,305,949
4.15%, 10/01/25 (Call 07/01/25)	840	940,020
Toyota Industries Corp., 3.24%, 03/16/23 (Call 02/16/23)(b)	1,069	1,113,130

		36,912,011

Banks — 31.9%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(b)(c)	10,050	10,041,641
4.75%, 07/28/25(b)	13,669	15,286,043
4.80%, 04/18/26(b)	12,375	14,039,900
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(b)	5,200	5,466,594

Security	Par (000)	Value

Banks (continued)
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(b)(c)	$12,105	$13,004,119
4.75%, 10/12/23(b)	13,245	14,303,939
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	11,616	11,661,240
1.90%, 02/13/23(b)	6,817	6,982,789
3.40%, 03/19/24(b)	9,431	10,104,050
ASB Bank Ltd.
3.13%, 05/23/24(a)(b)	5,983	6,378,544
3.75%, 06/14/23(b)	8,538	9,044,264
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)	215	232,790
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(a)(b)(c)	15,977	16,694,251
4.40%, 05/19/26(b)	7,800	8,817,135
4.50%, 03/19/24(a)(b)	1,168	1,273,024
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	2,270	2,321,147
2.63%, 11/09/22	2,485	2,556,130
3.70%, 11/16/25	3,541	3,962,225
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23(a)	10,139	10,183,750
1.13%, 09/18/25	14,114	14,039,097
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(a)(b)	7,439	7,652,871
3.13%, 07/01/30 (Call 07/01/25)(a)(b)(c)	9,335	9,335,000
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(a)(b)	4,480	4,793,645
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(b)	6,501	6,769,166
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(b)	1,161	1,204,549
5.38%, 04/17/25(b)	21,761	24,661,741
5.95%, 10/01/28 (Call 10/01/23)(a)(b)(c)	930	1,000,922
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(c)	100	100,285
1.85%, 03/25/26	3,975	4,039,399
2.71%, 06/27/24(a)	19,395	20,491,011
2.75%, 05/28/25	15,656	16,507,125
3.13%, 02/23/23	16,407	17,029,966
3.85%, 04/12/23(a)	11,875	12,501,015
5.18%, 11/19/25	17,246	19,747,040
BancorpSouth Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)(c)	1,835	1,938,612
Bangkok Bank PCL/Hong Kong
3.88%, 09/27/22(b)	5,165	5,339,164
4.05%, 03/19/24(b)	4,934	5,329,706
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23)(c)	11,334	11,323,644
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(c)	23,545	23,642,104
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(c)	12,839	12,911,486
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(c)	4,958	4,971,909
1.20%, 10/24/26 (Call 10/24/25)(c)	30,028	29,902,490
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(c)	29,612	29,710,509

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.49%, 05/19/24 (Call 05/19/23)(a)(c)	$4,044	$4,111,512
1.73%, 07/22/27 (Call 07/22/26)(c)	59,777	60,574,728
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(c)	26,340	27,126,533
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)(c)	25,034	26,207,119
2.82%, 07/21/23 (Call 07/21/22), (3 mo. LIBOR US + 0.930%)(a)(c)	11,318	11,560,858
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(c)	49,395	51,000,337
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(c)	16,600	17,677,239
3.30%, 01/11/23(a)	33,141	34,511,956
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(c)	20,467	21,985,538
3.46%, 03/15/25 (Call 03/15/24)(c)	21,425	22,870,062
3.50%, 04/19/26	9,528	10,490,686
3.55%, 03/05/24 (Call 03/05/23)(c)	23,608	24,653,290
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)(c)	17,142	18,804,011
3.86%, 07/23/24 (Call 07/23/23)(c)	24,363	25,824,970
3.88%, 08/01/25	12,504	13,874,227
4.00%, 04/01/24(a)	24,045	26,146,334
4.00%, 01/22/25	19,995	21,853,098
4.10%, 07/24/23(a)	12,308	13,177,266
4.13%, 01/22/24(a)	15,501	16,818,583
4.20%, 08/26/24	27,325	29,949,562
4.45%, 03/03/26	13,286	14,985,506
Series L, 3.95%, 04/21/25	25,705	28,150,175
Series N, 1.66%, 03/11/27 (Call 03/11/26)(c)	14,510	14,669,349
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(b)(c)(d)	25,121	27,005,130
Bank of China Ltd., 5.00%, 11/13/24(b)	27,391	30,502,521
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	5,463	5,882,689
Bank of Montreal
0.45%, 12/08/23(a)	5,158	5,160,714
0.63%, 07/09/24	25,185	25,184,291
0.95%, 01/22/27 (Call 01/22/26)(c)	3,966	3,927,682
1.85%, 05/01/25(a)	7,328	7,575,212
2.05%, 11/01/22(a)	3,661	3,737,746
2.35%, 09/11/22	3,531	3,608,231
2.50%, 06/28/24	14,599	15,354,027
2.55%, 11/06/22 (Call 10/06/22)	977	1,001,446
4.34%, 10/05/28 (Call 10/05/23)(c)	7,537	8,060,591
4.80%, (Call 08/25/24)(a)(c)(d)	6,047	6,447,614
Series E, 3.30%, 02/05/24(a)	22,964	24,492,786
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)(a)	3,929	3,925,876
0.50%, 04/26/24 (Call 03/26/24)(a)	11,535	11,536,706
0.75%, 01/28/26 (Call 12/28/25)	634	629,715
1.05%, 10/15/26 (Call 09/15/26)	15,000	14,926,888
1.60%, 04/24/25 (Call 03/24/25)	9,297	9,557,794
1.85%, 01/27/23 (Call 01/02/23)(a)	6,664	6,808,434
2.10%, 10/24/24	6,195	6,485,527
2.20%, 08/16/23 (Call 06/16/23)(a)	7,627	7,889,064
2.45%, 08/17/26 (Call 05/17/26)(a)	3,802	4,047,551
2.80%, 05/04/26 (Call 02/04/26)(a)	2,987	3,221,641
2.95%, 01/29/23 (Call 12/29/22)	6,625	6,859,821
3.25%, 09/11/24 (Call 08/11/24)	6,173	6,644,108
3.40%, 05/15/24 (Call 04/15/24)	4,067	4,365,739

Security	Par (000)	Value

Banks (continued)
3.45%, 08/11/23(a)	$5,911	$6,273,749
3.50%, 04/28/23	5,677	5,974,861
3.95%, 11/18/25 (Call 10/18/25)	1,270	1,424,552
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	8,067	8,668,255
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	7,098	7,629,569
Bank of New Zealand
1.00%, 03/03/26(b)	915	910,837
2.00%, 02/21/25(b)	8,592	8,899,315
3.50%, 02/20/24(a)(b)	8,040	8,597,931
Bank of Nova Scotia (The)
0.55%, 09/15/23	4,843	4,857,300
0.65%, 07/31/24	9,650	9,654,639
0.70%, 04/15/24	17,260	17,294,212
0.80%, 06/15/23(a)	2,895	2,914,790
1.05%, 03/02/26	7,670	7,630,248
1.30%, 06/11/25	6,924	7,005,252
1.35%, 06/24/26(a)	25,300	25,489,402
1.63%, 05/01/23	11,838	12,096,699
1.95%, 02/01/23	5,794	5,928,474
2.00%, 11/15/22	1,974	2,015,342
2.20%, 02/03/25(a)	12,586	13,145,924
2.38%, 01/18/23(a)	9,435	9,700,693
2.45%, 09/19/22	3,482	3,566,506
2.70%, 08/03/26(a)	5,096	5,451,743
3.40%, 02/11/24	17,678	18,862,404
4.50%, 12/16/25(a)	5,757	6,523,562
4.65%, (Call 10/12/22)(c)(d)	7,749	7,838,113
4.90%, (Call 06/04/25)(c)(d)	14,810	16,087,362
Bank One Michigan, 8.25%, 11/01/24	50	61,001
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(a)	1,065	1,212,101
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(a)(b)	6,578	6,582,029
2.13%, 11/21/22(a)(b)	4,997	5,110,596
2.38%, 11/21/24(a)(b)	9,441	9,863,472
3.75%, 07/20/23(b)	10,440	11,075,378
Barclays Bank PLC, 3.75%, 05/15/24(a)	3,186	3,453,656
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)(c)	10,543	10,590,120
2.85%, 05/07/26 (Call 05/07/25)(a)(c)	21,871	23,147,693
3.65%, 03/16/25(a)	11,225	12,163,118
3.68%, 01/10/23 (Call 01/10/22)(a)	1,622	1,641,005
3.93%, 05/07/25 (Call 05/07/24)(a)(c)	20,624	22,226,326
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(c)	19,923	21,154,784
4.38%, 09/11/24	7,574	8,267,225
4.38%, 01/12/26	18,718	21,049,781
5.20%, 05/12/26	15,604	17,925,563
BBVA Bancomer SA/Texas
1.88%, 09/18/25(b)	6,925	7,008,100
4.38%, 04/10/24(b)	270	292,545
BBVA USA
3.88%, 04/10/25 (Call 03/10/25)(a)	3,955	4,359,186
2.50%, 08/27/24 (Call 07/27/24)	8,292	8,729,237
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)(c)	15,783	15,653,069
1.68%, 06/30/27 (Call 06/30/26)(a)(b)(c)	11,295	11,347,165
2.22%, 06/09/26 (Call 06/09/25)(a)(b)(c)	20,596	21,200,567
2.82%, 11/19/25 (Call 11/19/24)(b)(c)	25,619	26,912,503
3.25%, 03/03/23	9,788	10,238,671
3.38%, 01/09/25(a)(b)	21,674	23,246,432

106	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.50%, 03/01/23(b)	$13,900	$14,525,582
3.80%, 01/10/24(a)(b)	6,667	7,130,116
4.25%, 10/15/24	10,823	11,884,011
4.38%, 09/28/25(b)	6,982	7,723,590
4.38%, 05/12/26(b)	6,155	6,869,513
4.71%, 01/10/25 (Call 01/10/24)(a)(b)(c)	22,042	23,989,734
BNZ International Funding Ltd./London
2.65%, 11/03/22(a)(b)	3,406	3,500,785
3.38%, 03/01/23(a)(b)	6,757	7,053,564
BPCE SA
1.00%, 01/20/26(b)	12,193	12,089,895
1.65%, 10/06/26 (Call 10/06/25)(a)(b)(c)	12,677	12,747,009
2.38%, 01/14/25(a)(b)	16,503	17,151,041
2.75%, 01/11/23(a)(b)	7,626	7,882,624
4.00%, 09/12/23(a)(b)	3,278	3,498,806
4.00%, 04/15/24(a)	13,384	14,583,986
4.50%, 03/15/25(b)	8,222	9,092,143
4.63%, 07/11/24(b)	9,537	10,428,737
4.88%, 04/01/26(a)(b)	3,475	3,952,862
5.15%, 07/21/24(a)(b)	20,935	23,273,967
5.70%, 10/22/23(a)(b)	6,297	6,917,715
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	9,720	9,718,858
0.50%, 12/14/23(a)	9,467	9,451,521
0.95%, 06/23/23	12,565	12,682,793
0.95%, 10/23/25(a)	8,813	8,795,759
1.25%, 06/22/26 (Call 05/22/26)	10,728	10,731,681
2.25%, 01/28/25	10,563	11,034,590
3.10%, 04/02/24	10,265	10,904,300
3.50%, 09/13/23(a)	11,419	12,145,135
Capital One N.A., 2.15%, 09/06/22 (Call 08/06/22)	1,373	1,396,293
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24)(c)	1,295	1,364,606
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	19,727	21,147,053
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(c)	18,814	18,871,611
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(c)	8,434	8,472,045
1.12%, 01/28/27 (Call 01/28/26)(c)	25,036	24,815,910
1.46%, 06/09/27 (Call 06/09/26)(c)	27,260	27,339,887
1.68%, 05/15/24 (Call 05/15/23)(c)	8,203	8,368,739
2.70%, 10/27/22 (Call 09/27/22)	9,417	9,664,008
2.88%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(c)	21,161	21,621,533
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(c)	46,736	49,981,276
3.30%, 04/27/25(a)	10,798	11,711,031
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(c)	25,822	27,521,056
3.38%, 03/01/23(a)	727	759,639
3.40%, 05/01/26	5,684	6,227,257
3.50%, 05/15/23	12,107	12,712,284
3.70%, 01/12/26(a)	11,467	12,677,152
3.75%, 06/16/24(a)	7,686	8,334,927
3.88%, 10/25/23(a)	6,427	6,909,539
3.88%, 03/26/25(a)	9,829	10,784,258
4.00%, 08/05/24	5,285	5,748,196
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)(c)	19,496	20,678,703
4.40%, 06/10/25	29,583	32,910,401

Security	Par (000)	Value

Banks (continued)
4.60%, 03/09/26	$7,630	$8,691,887
5.50%, 09/13/25	5,200	6,042,664
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)(a)	4,897	5,124,481
3.70%, 03/29/23 (Call 02/28/23)(a)	8,685	9,101,875
3.75%, 02/18/26 (Call 11/18/25)	5,868	6,503,911
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/27/26)	35	37,444
4.30%, 12/03/25 (Call 11/03/25)	430	479,230
Comerica Bank
2.50%, 07/23/24(a)	7,519	7,920,651
4.00%, 07/27/25(a)	1,145	1,263,921
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	8,973	9,510,726
3.80%, 07/22/26	205	226,223
Commonwealth Bank of Australia
2.85%, 05/18/26(a)(b)	1,020	1,105,411
3.35%, 06/04/24(a)(b)	4,392	4,725,801
3.45%, 03/16/23(b)	1,572	1,648,213
4.50%, 12/09/25(a)(b)	210	237,093
Cooperatieve Rabobank U.A.
3.38%, 05/21/25(a)	4,583	5,017,056
3.75%, 07/21/26(a)	4,671	5,167,069
3.95%, 11/09/22(a)	11,476	11,952,959
4.38%, 08/04/25	9,518	10,639,364
4.63%, 12/01/23	17,432	18,967,585
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24	2,375	2,371,366
2.75%, 01/10/23(a)	5,775	5,969,456
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25)(a)(b)(c)	18,634	18,495,844
1.11%, 02/24/27 (Call 02/24/26)(b)(c)	10,100	10,022,512
1.34%, 06/24/26 (Call 06/24/25)(b)(c)	9,357	9,417,728
2.63%, 07/22/24(a)(b)	10,278	10,823,141
3.88%, 09/26/23(b)	11,867	12,680,665
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	9,821	9,979,354
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(a)(b)(c)	11,645	11,531,913
4.38%, 03/17/25(b)	5,966	6,547,446
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(b)(c)	17,747	18,164,839
2.38%, 01/22/25(b)	819	856,597
3.25%, 10/04/24(a)(b)	19,605	20,970,621
3.75%, 04/24/23(a)(b)	11,022	11,620,862
3.88%, 04/15/24(a)(b)	2,506	2,711,799
Credit Suisse AG/New York NY
0.50%, 02/02/24	10,237	10,227,463
0.52%, 08/09/23	10,000	10,021,221
1.00%, 05/05/23	18,074	18,259,242
1.25%, 08/07/26	18,635	18,534,478
2.95%, 04/09/25	21,082	22,517,606
3.63%, 09/09/24	16,809	18,214,101
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(b)(c)	22,970	22,598,554
2.19%, 06/05/26 (Call 06/05/25)(b)(c)	23,125	23,725,241
2.59%, 09/11/25 (Call 09/11/24)(a)(b)(c)	5,778	6,014,167
3.00%, 12/14/23 (Call 12/14/22)(b)(c)	11,525	11,861,845
3.57%, 01/09/23 (Call 01/09/22)(b)	7,904	7,990,035
3.75%, 03/26/25	17,149	18,599,437
3.80%, 06/09/23	19,786	20,862,250

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.21%, 06/12/24 (Call 06/12/23)(a)(b)(c)	$9,545	$10,111,005
4.55%, 04/17/26(a)	13,991	15,854,831
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	13,388	13,861,259
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(b)	11,021	11,134,463
1.62%, 09/11/26 (Call 09/11/25)(b)(c)	8,104	8,159,965
3.24%, 12/20/25 (Call 12/20/24)(b)(c)	6,872	7,306,863
3.88%, 09/12/23(b)	7,861	8,339,649
5.38%, 01/12/24(a)(b)	15,319	16,887,233
Danske Bank AS, 1.17%, 12/08/23 (Call 12/08/22)(a)(b)(c)	2,488	2,500,651
DBS Group Holdings Ltd., 4.52%, 12/11/28 (Call 12/11/23)(a)(b)(c)	1,517	1,623,797
Deutsche Bank AG, 4.10%, 01/13/26(a)	1,108	1,215,080
Deutsche Bank AG/London, 3.70%, 05/30/24	7,200	7,697,050
Deutsche Bank AG/New York NY
0.90%, 05/28/24	6,365	6,367,519
1.45%, 04/01/25 (Call 04/01/24)(c)	8,820	8,882,298
1.69%, 03/19/26	6,537	6,619,828
2.13%, 11/24/26 (Call 11/24/25)(c)	21,625	22,094,004
2.22%, 09/18/24 (Call 09/18/23)(c)	18,380	18,860,999
3.30%, 11/16/22(a)	5,714	5,902,564
3.70%, 05/30/24	5,832	6,235,036
3.95%, 02/27/23	15,816	16,581,564
3.96%, 11/26/25 (Call 11/26/24)(c)	16,265	17,654,844
4.10%, 01/13/26	255	279,639
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)(a)	9,272	9,686,606
3.35%, 02/06/23 (Call 01/06/23)	11,992	12,462,505
3.45%, 07/27/26 (Call 04/27/26)	2,716	2,964,404
4.20%, 08/08/23	8,582	9,190,205
4.25%, 03/13/26	2,035	2,290,067
4.68%, 08/09/28 (Call 08/09/23)(c)	2,621	2,786,730
DNB Bank ASA
1.13%, 09/16/26 (Call 09/16/25)(a)(b)(c)	3,514	3,498,904
1.54%, 05/25/27 (Call 05/25/26)(a)(b)(c)	10,130	10,187,396
2.15%, 12/02/22(a)(b)	1,682	1,723,074
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	4,185	4,184,997
2.05%, 02/10/25(a)(b)	8,497	8,796,190
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)(a)	4,729	4,821,128
2.38%, 01/28/25 (Call 12/28/24)	8,434	8,823,570
3.65%, 01/25/24 (Call 12/25/23)	16,399	17,547,687
4.30%, 01/16/24 (Call 12/16/23)(a)	8,270	8,937,734
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	5,971	6,096,212
3.85%, 03/15/26 (Call 02/15/26)(a)	1,937	2,156,678
3.95%, 07/28/25 (Call 06/28/25)	7,968	8,933,168
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	1,231	1,289,436
4.00%, 05/26/25 (Call 04/26/25)(a)	2,122	2,331,376
First Republic Bank/CA, 1.91%, 02/12/24 (Call 02/12/23), (SOFR + 0.620%)(c)	4,181	4,265,691
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)(a)	2,201	2,234,890
Fulton Financial Corp., 4.50%, 11/15/24(a)	670	740,747
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	7,308	7,309,397
0.52%, 03/08/23 (Call 03/08/22)	544	544,244

Security	Par (000)	Value

Banks (continued)
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(c)	$10,604	$10,618,990
0.66%, 09/10/24 (Call 09/10/23)(c)	11,455	11,446,974
0.67%, 03/08/24 (Call 03/08/23)(c)	12,920	12,941,060
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(c)	11,352	11,287,002
1.09%, 12/09/26 (Call 12/09/25)(c)	11,932	11,839,601
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(c)	21,300	21,380,513
1.54%, 09/10/27 (Call 09/10/26)(c)	29,375	29,512,914
2.91%, 07/24/23 (Call 07/24/22)(c)	15,147	15,480,385
3.20%, 02/23/23 (Call 01/23/23)	19,766	20,529,676
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)(c)	25,292	27,079,661
3.50%, 01/23/25 (Call 10/23/24)	20,822	22,429,880
3.50%, 04/01/25 (Call 03/01/25)	32,823	35,537,496
3.63%, 01/22/23	16,072	16,808,901
3.63%, 02/20/24 (Call 01/20/24)(a)	17,649	18,892,902
3.75%, 05/22/25 (Call 02/22/25)	22,583	24,605,771
3.75%, 02/25/26 (Call 11/25/25)(a)	10,189	11,247,089
3.85%, 07/08/24 (Call 04/08/24)(a)	15,447	16,703,745
4.00%, 03/03/24	20,494	22,188,839
4.25%, 10/21/25	16,323	18,215,613
Hana Bank
3.50%, 01/30/24(b)	3,720	3,964,797
4.38%, 09/30/24(b)	500	549,075
HSBC Bank PLC, 7.65%, 05/01/25(a)	1,523	1,838,825
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23)(a)(c)	250	250,428
0.98%, 05/24/25 (Call 05/24/24)(c)	21,553	21,563,882
1.59%, 05/24/27 (Call 05/24/26)(c)	11,185	11,225,482
1.65%, 04/18/26 (Call 04/18/25)(a)(c)	20,317	20,571,092
2.10%, 06/04/26 (Call 06/04/25)(c)	21,849	22,464,893
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)(c)	20,957	21,940,126
3.03%, 11/22/23 (Call 11/22/22)(a)(c)	10,288	10,621,646
3.60%, 05/25/23	8,416	8,874,631
3.80%, 03/11/25 (Call 03/11/24)(c)	18,485	19,821,664
3.90%, 05/25/26	14,702	16,347,263
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(c)	20,011	21,156,941
4.25%, 03/14/24	19,049	20,543,157
4.25%, 08/18/25(a)	8,497	9,398,999
4.29%, 09/12/26 (Call 09/12/25)(c)	29,179	32,410,593
4.30%, 03/08/26	15,626	17,617,053
HSBC USA Inc., 3.50%, 06/23/24(a)	5,298	5,712,772
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	11,313	11,908,925
4.00%, 05/15/25 (Call 04/15/25)	5,703	6,309,122
4.35%, 02/04/23(a)	2,699	2,838,778
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)(a)	4,130	4,212,743
3.55%, 10/06/23 (Call 09/06/23)	5,273	5,604,533
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	6,620	7,186,446
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	17,580	19,691,286
Industrial & Commercial Bank of China Ltd./New York NY, 2.96%, 11/08/22	6,904	7,086,680
ING Bank NV, 5.80%, 09/25/23(a)(b)	3,833	4,225,954

108	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(b)(c)	$11,127	$11,195,908
1.73%, 04/01/27 (Call 04/01/26)(a)(c)	4,855	4,928,038
3.55%, 04/09/24(a)	11,746	12,624,860
4.10%, 10/02/23	20,884	22,415,077
4.63%, 01/06/26(a)(b)	11,691	13,328,352
Intesa Sanpaolo SpA
3.38%, 01/12/23(b)	14,412	14,949,074
5.25%, 01/12/24(a)	1,257	1,381,535
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24)(c)	4,051	4,041,037
0.65%, 09/16/24 (Call 09/16/23)(a)(c)	7,817	7,839,512
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(c)	3,770	3,782,629
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(c)	20,100	20,060,664
0.82%, 06/01/25 (Call 06/01/24)(c)	23,605	23,645,591
0.97%, 06/23/25 (Call 06/23/24)(c)	44,665	44,796,859
1.04%, 02/04/27 (Call 02/04/26)(c)	24,529	24,220,211
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(c)	19,920	19,744,805
1.51%, 06/01/24 (Call 06/01/23)(c)	12,312	12,530,233
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(c)	21,961	22,166,869
2.01%, 03/13/26 (Call 03/13/25)(c)	30,213	31,157,790
2.08%, 04/22/26 (Call 04/22/25)(a)(c)	34,646	35,779,338
2.30%, 10/15/25 (Call 10/15/24)(c)	25,091	26,111,275
2.70%, 05/18/23 (Call 03/18/23)(a)	13,539	14,041,961
2.97%, 01/15/23 (Call 01/15/22)	1,560	1,576,006
3.13%, 01/23/25 (Call 10/23/24)	23,664	25,338,695
3.20%, 01/25/23	25,999	27,075,570
3.20%, 06/15/26 (Call 03/15/26)(a)	5,983	6,502,796
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)(c)	28,538	30,273,396
3.25%, 09/23/22	8,620	8,896,312
3.30%, 04/01/26 (Call 01/01/26)	13,509	14,766,440
3.38%, 05/01/23	7,581	7,941,389
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(c)	22,736	23,869,478
3.63%, 05/13/24(a)	13,701	14,822,160
3.80%, 07/23/24 (Call 07/23/23)(a)(c)	18,870	20,022,925
3.88%, 02/01/24(a)	13,788	14,903,374
3.88%, 09/10/24(a)	25,968	28,267,383
3.90%, 07/15/25 (Call 04/15/25)	11,583	12,758,769
3.96%, 01/29/27 (Call 01/29/26)(c)	12,353	13,753,576
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(c)	22,392	24,048,042
7.75%, 07/15/25	2	2,483
KeyBank N.A./Cleveland OH
0.42%, 01/03/24 (Call 01/03/23)(a)(c)	6,435	6,436,422
1.25%, 03/10/23	5,201	5,275,640
2.30%, 09/14/22	3,760	3,841,857
3.30%, 06/01/25	6,087	6,641,039
3.38%, 03/07/23	7,262	7,597,722
3.40%, 05/20/26(a)	2,984	3,271,181
KeyBank NA/Cleveland OH, 0.43%, 06/14/24 (Call 06/14/23)(c)	2,195	2,196,234
KeyCorp., 4.15%, 10/29/25(a)	2,689	3,024,288

Security	Par (000)	Value

Banks (continued)
Kookmin Bank
1.75%, 05/04/25(b)	$4,860	$4,968,282
4.35%, (Call 07/02/24)(b)(c)(d)	5,000	5,281,250
Lloyds Bank PLC
3.50%, 05/14/25	210	227,513
12.00%, (Call 12/16/24)(a)(b)(c)(d)	10,100	10,668,125
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23)(a)(c)	6,885	6,910,111
1.63%, 05/11/27 (Call 05/11/26)(c)	10,000	10,035,958
2.44%, 02/05/26 (Call 02/05/25)(c)	21,265	22,151,561
2.91%, 11/07/23 (Call 11/07/22)(c)	18,582	19,092,856
3.87%, 07/09/25 (Call 07/09/24)(a)(c)	21,198	22,955,950
3.90%, 03/12/24(a)	10,956	11,827,072
4.05%, 08/16/23	10,524	11,235,910
4.45%, 05/08/25(a)	25,364	28,350,437
4.50%, 11/04/24	25,617	28,290,470
4.58%, 12/10/25	30,899	34,806,564
4.65%, 03/24/26(a)	16,523	18,737,555
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	6,772	7,164,783
Macquarie Bank Ltd.
0.44%, 12/16/22(a)(b)	2,452	2,455,011
2.10%, 10/17/22(a)(b)	4,798	4,898,338
2.30%, 01/22/25(a)(b)	14,863	15,548,803
3.90%, 01/15/26(a)(b)	2,950	3,290,528
4.00%, 07/29/25(b)	1,551	1,721,529
4.88%, 06/10/25(a)(b)	1,852	2,069,405
Macquarie Group Ltd.
1.34%, 01/12/27 (Call 01/12/26)(a)(b)(c)	14,295	14,249,193
1.63%, 09/23/27 (Call 09/23/26)(a)(b)(c)	14,800	14,863,760
3.19%, 11/28/23 (Call 11/28/22)(b)(c)	13,847	14,291,489
4.15%, 03/27/24 (Call 03/27/23)(a)(b)(c)	8,299	8,745,114
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	4,814	5,148,360
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(c)	4,758	4,782,789
0.95%, 07/19/25 (Call 07/19/24)(a)(c)	18,626	18,694,198
1.41%, 07/17/25(a)	15,474	15,665,259
1.54%, 07/20/27 (Call 07/20/26)(c)	18,180	18,295,972
2.19%, 02/25/25	23,718	24,669,840
2.53%, 09/13/23(a)	3,111	3,243,651
2.80%, 07/18/24(a)	22,151	23,424,191
3.41%, 03/07/24(a)	13,714	14,649,628
3.46%, 03/02/23	14,992	15,691,366
3.76%, 07/26/23(a)	22,224	23,625,858
3.78%, 03/02/25	2,573	2,815,056
3.85%, 03/01/26	9,525	10,631,942
Mizuho Bank Ltd.
2.95%, 10/17/22(a)(b)	2,060	2,120,574
3.20%, 03/26/25(a)(b)	200	215,401
3.50%, 03/21/23(a)(b)	605	634,014
3.60%, 09/25/24(b)	523	566,006
3.75%, 04/16/24(a)(b)	1,627	1,753,431
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(a)(b)	12,800	13,933,948
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23)(c)	7,340	7,374,043
1.23%, 05/22/27 (Call 05/22/26)(c)	2,950	2,923,566
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(c)	14,728	14,910,846
1.55%, 07/09/27 (Call 07/09/26)(a)(c)	18,555	18,675,717

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.23%, 05/25/26 (Call 05/25/25)(a)(c)	$8,363	$8,668,483
2.56%, 09/13/25 (Call 09/13/24)(c)	5,583	5,849,365
2.60%, 09/11/22(a)	4,281	4,383,116
2.72%, 07/16/23 (Call 07/16/22)(c)	16,248	16,582,384
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)(c)	5,762	6,079,132
3.48%, 04/12/26(a)(b)	11,765	12,901,617
3.55%, 03/05/23	13,345	13,974,259
3.92%, 09/11/24 (Call 09/11/23)(c)	13,290	14,166,937
4.35%, 10/20/25(a)(b)	350	388,987
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(c)	24,863	24,874,884
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(c)	25,539	25,581,478
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(c)	7,185	7,207,174
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(c)	20,423	20,461,896
0.79%, 05/30/25 (Call 05/30/24)(c)	36,115	36,036,018
0.99%, 12/10/26 (Call 12/10/25)(c)	22,577	22,303,385
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(c)	29,555	29,672,490
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(c)	27,649	27,908,985
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)(c)	24,992	25,975,291
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)(c)	25,083	26,371,504
3.13%, 01/23/23	20,322	21,109,477
3.13%, 07/27/26(a)	14,865	16,130,435
3.70%, 10/23/24(a)	20,320	22,133,129
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(a)(c)	28,748	30,260,994
3.75%, 02/25/23	28,577	29,994,796
3.88%, 01/27/26	27,053	30,163,482
4.00%, 07/23/25(a)	19,763	21,925,379
4.10%, 05/22/23(a)	22,103	23,427,733
4.88%, 11/01/22	15,766	16,573,854
5.00%, 11/24/25	9,690	11,151,246
6.25%, 08/09/26	4,081	5,022,428
Series F, 3.88%, 04/29/24	29,520	31,974,969
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)(c)	13,093	13,091,008
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	745	792,559
MUFG Bank Ltd.
3.20%, 02/26/23(a)(b)	669	697,190
3.25%, 09/08/24(a)(b)	463	497,819
3.75%, 03/10/24(a)(b)	257	276,847
4.10%, 09/09/23(a)(b)	786	844,250
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	3,038	3,104,100
National Australia Bank Ltd./New York
1.88%, 12/13/22	5,808	5,934,381
2.50%, 07/12/26(a)	5,315	5,667,109
2.88%, 04/12/23(a)	1,171	1,219,142
3.00%, 01/20/23(a)	5,421	5,627,982
3.38%, 01/14/26(a)	4,683	5,164,108
3.63%, 06/20/23	7,795	8,242,584

Security	Par (000)	Value

Banks (continued)
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(a)(c)	$6,689	$6,679,903
0.75%, 08/06/24	17,000	16,993,540
0.90%, 08/15/23 (Call 08/15/22)(c)	4,874	4,898,120
2.10%, 02/01/23	10,303	10,552,970
2.15%, 10/07/22(a)(b)	8,204	8,367,670
National Securities Clearing Corp.
0.40%, 12/07/23 (Call 11/07/23)(a)(b)	1,934	1,938,647
0.75%, 12/07/25 (Call 11/07/25)(a)(b)	2,963	2,932,288
1.20%, 04/23/23(b)	13,958	14,159,693
1.50%, 04/23/25 (Call 03/23/25)(b)	8,500	8,679,235
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)(c)	9,730	9,789,845
2.36%, 05/22/24 (Call 05/22/23)(c)	14,215	14,609,116
3.75%, 11/01/29 (Call 11/01/24)(c)	9,940	10,578,980
3.88%, 09/12/23	16,769	17,847,229
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)(c)	11,613	12,587,435
4.52%, 06/25/24 (Call 06/25/23)(c)	17,503	18,688,443
4.80%, 04/05/26	10,357	11,850,560
5.13%, 05/28/24	9,956	11,025,338
6.00%, 12/19/23(a)	11,222	12,502,772
6.10%, 06/10/23	155	168,972
6.13%, 12/15/22(a)	305	326,114
NatWest Markets PLC
0.80%, 08/12/24(b)	9,430	9,425,217
2.38%, 05/21/23(b)	10,249	10,594,846
3.63%, 09/29/22(b)	3,538	3,664,100
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(b)(c)(d)	5,925	6,143,360
NongHyup Bank
0.88%, 07/28/24(b)	400	401,082
1.25%, 07/20/25(a)(b)	6,150	6,173,170
1.25%, 07/28/26(b)	350	350,792
Nordea Bank Abp
0.63%, 05/24/24(a)(b)	7,835	7,852,455
0.75%, 08/28/25(b)	7,804	7,743,046
1.00%, 06/09/23(a)(b)	8,240	8,341,278
3.75%, 08/30/23(a)(b)	10,023	10,669,985
4.25%, 09/21/22(b)	1,886	1,961,877
Northern Trust Corp., 3.95%, 10/30/25	4,023	4,532,854
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(b)(c)	11,850	11,866,116
4.25%, 06/19/24(a)(b)	6,638	7,217,679
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)(a)	356	381,876
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)	5,053	5,185,783
2.95%, 01/30/23 (Call 12/30/22)(a)	8,881	9,189,481
2.95%, 02/23/25 (Call 01/24/25)	7,135	7,661,126
3.25%, 06/01/25 (Call 05/02/25)(a)	627	681,123
3.30%, 10/30/24 (Call 09/30/24)	5,374	5,821,301
3.50%, 06/08/23 (Call 05/09/23)	6,043	6,368,622
3.80%, 07/25/23 (Call 06/25/23)	5,257	5,575,002
4.20%, 11/01/25 (Call 10/02/25)(a)	3,341	3,771,994
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	15,000	15,117,868
2.20%, 11/01/24 (Call 10/02/24)(a)	8,821	9,255,939
2.60%, 07/23/26 (Call 05/23/26)(a)	4,562	4,881,539
2.85%, 11/09/22(e)	4,399	4,533,210

110	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.50%, 01/23/24 (Call 12/23/23)(a)	$15,227	$16,278,138
3.90%, 04/29/24 (Call 03/29/24)	10,326	11,180,449
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, 4.63%, 09/26/22(b)	45	46,764
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)(a)	8,404	8,774,974
Royal Bank of Canada
0.43%, 01/19/24(a)	4,410	4,401,813
0.50%, 10/26/23(a)	10,370	10,393,250
0.65%, 07/29/24	30,000	30,021,999
0.88%, 01/20/26(a)	14,545	14,415,122
1.15%, 06/10/25	9,416	9,480,849
1.15%, 07/14/26	25,015	25,088,359
1.20%, 04/27/26	19,393	19,435,963
1.60%, 04/17/23	4,632	4,731,748
1.95%, 01/17/23(a)	2,715	2,778,178
2.25%, 11/01/24	15,388	16,135,838
2.55%, 07/16/24	14,280	15,056,175
3.70%, 10/05/23(a)	16,954	18,105,594
4.65%, 01/27/26	16,389	18,722,266
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	9,856	10,217,914
3.45%, 06/02/25 (Call 05/02/25)	21,161	22,717,622
3.50%, 06/07/24 (Call 05/07/24)	11,903	12,698,149
4.50%, 07/17/25 (Call 04/17/25)	7,968	8,833,603
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(c)	75	75,220
1.53%, 08/21/26 (Call 08/21/25)(c)	14,425	14,493,318
3.37%, 01/05/24 (Call 01/05/23)(c)	15,886	16,453,963
3.57%, 01/10/23 (Call 01/10/22)(a)	492	497,522
4.75%, 09/15/25(b)	998	1,121,536
4.80%, 11/15/24 (Call 11/15/23)(a)(c)	14,244	15,479,158
Santander UK Group Holdings PLC., 1.67%, 06/14/27 (Call 06/14/26)(a)(c)	16,705	16,760,486
Santander UK PLC
2.10%, 01/13/23(a)	3,566	3,652,404
4.00%, 03/13/24(a)	11,622	12,615,501
5.00%, 11/07/23(a)(b)	62	67,248
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	248	248,674
2.88%, (Call 05/12/26)(b)(c)(d)	4,030	3,992,037
3.34%, 02/05/30 (Call 02/05/25)(b)(c)	230	240,888
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(a)(c)	1,763	1,895,110
Skandinaviska Enskilda Banken AB
0.55%, 09/01/23(a)(b)	2,436	2,442,139
0.85%, 09/02/25(b)	7,571	7,520,350
2.20%, 12/12/22(a)(b)	9,969	10,214,237
Societe Generale SA
1.04%, 06/18/25 (Call 06/18/24)(b)(c)	500	497,772
1.38%, 07/08/25(a)(b)	6,496	6,537,276
1.49%, 12/14/26 (Call 12/14/25)(b)(c)	17,128	17,036,510
1.79%, 06/09/27 (Call 06/09/26)(a)(b)(c)	9,170	9,188,050
2.63%, 10/16/24(a)(b)	15,583	16,256,591
2.63%, 01/22/25(a)(b)	19,870	20,731,248
3.88%, 03/28/24(b)	13,821	14,828,856
4.25%, 09/14/23(a)(b)	12,700	13,600,713
4.25%, 04/14/25(b)	15,642	16,988,812
4.25%, 08/19/26(a)(b)	2,916	3,202,911

Security	Par (000)	Value

Banks (continued)
4.75%, 11/24/25(a)(b)	$4,774	$5,315,898
5.00%, 01/17/24(b)	6,424	6,973,228
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(b)(c)	4,104	4,096,088
1.21%, 03/23/25 (Call 03/23/24)(b)(c)	8,280	8,311,176
1.32%, 10/14/23 (Call 10/14/22)(b)(c)	2,393	2,411,010
1.46%, 01/14/27 (Call 01/14/26)(b)(c)	10,640	10,543,298
2.82%, 01/30/26 (Call 01/30/25)(b)(c)	24,643	25,752,053
3.20%, 04/17/25(a)(b)	345	367,446
3.79%, 05/21/25 (Call 05/21/24)(a)(b)(c)	17,331	18,549,211
3.89%, 03/15/24 (Call 03/15/23)(a)(b)(c)	18,558	19,431,235
3.95%, 01/11/23(a)(b)	2,840	2,949,390
4.05%, 04/12/26(b)	8,105	8,956,511
5.20%, 01/26/24(a)(b)	1,521	1,660,254
State Bank of India/London
4.38%, 01/24/24(a)(b)	11,580	12,442,814
4.88%, 04/17/24(a)(b)	195	213,018
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)(c)	9,592	10,081,384
2.65%, 05/19/26(a)	614	659,375
2.90%, 03/30/26 (Call 03/30/25)(c)	12,419	13,261,800
3.10%, 05/15/23(a)	8,946	9,362,245
3.30%, 12/16/24(a)	9,948	10,807,959
3.55%, 08/18/25(a)	7,027	7,762,414
3.70%, 11/20/23	5,293	5,691,828
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(c)	7,994	8,596,947
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	240	248,740
3.40%, 07/11/24(a)	2,207	2,374,216
3.95%, 07/19/23(a)	268	285,846
3.95%, 01/10/24(a)	1,135	1,223,400
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24(a)	1,915	1,913,147
0.95%, 01/12/26(a)	15,731	15,598,220
1.47%, 07/08/25	29,079	29,499,928
2.35%, 01/15/25(a)	12,183	12,721,227
2.45%, 09/27/24(a)	17,418	18,294,606
2.63%, 07/14/26(a)	6,503	6,926,256
2.70%, 07/16/24(a)	15,791	16,647,461
2.78%, 10/18/22	6,909	7,103,627
3.10%, 01/17/23	12,340	12,808,787
3.75%, 07/19/23(a)	18,257	19,385,094
3.78%, 03/09/26	4,816	5,368,020
3.94%, 10/16/23(a)	18,582	19,950,318
4.44%, 04/02/24(a)(b)	2,990	3,245,184
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23(a)(b)	5,433	5,476,981
0.85%, 03/25/24(b)	4,217	4,237,211
1.05%, 09/12/25(b)	10,547	10,505,008
1.55%, 03/25/26(b)	4,842	4,911,855
Suncorp-Metway Ltd., 3.30%, 04/15/24(a)(b)	7,664	8,186,788
SVB Financial Group, 3.50%, 01/29/25(a)	578	624,594
Svenska Handelsbanken AB
0.55%, 06/11/24(a)(b)	10,312	10,298,909
0.63%, 06/30/23(a)(b)	8,654	8,697,308
1.42%, 06/11/27 (Call 06/11/26)(b)(c)	11,791	11,824,501
3.90%, 11/20/23	6,265	6,761,247

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Swedbank AB
0.60%, 09/25/23(a)(b)	$6,572	$6,585,430
0.85%, 03/18/24(a)(b)	4,104	4,125,762
1.30%, 06/02/23(a)(b)	1,223	1,241,724
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	2,435	2,493,511
Toronto-Dominion Bank (The)
0.25%, 01/06/23	5,591	5,592,265
0.30%, 06/02/23(a)	1,230	1,228,645
0.45%, 09/11/23(a)	4,505	4,508,802
0.55%, 03/04/24(a)	6,450	6,449,573
0.75%, 06/12/23	8,203	8,263,958
0.75%, 09/11/25(a)	5,194	5,154,340
0.75%, 01/06/26(a)	13,332	13,206,588
1.15%, 06/12/25(a)	3,846	3,881,930
1.90%, 12/01/22	2,394	2,444,153
2.65%, 06/12/24(a)	19,138	20,230,497
3.25%, 03/11/24	12,656	13,513,042
3.50%, 07/19/23(a)	11,473	12,172,241
Toronto-Dominion Bank. (The), 1.20%, 06/03/26	8,565	8,617,319
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	7,461	7,568,961
1.50%, 03/10/25 (Call 02/10/25)	12,304	12,601,550
2.15%, 12/06/24 (Call 11/05/24)	12,334	12,899,597
2.64%, 09/17/29 (Call 09/17/24)(a)(c)	7,113	7,434,210
2.75%, 05/01/23 (Call 04/01/23)(a)	1,728	1,796,354
3.00%, 02/02/23 (Call 01/02/23)	1,806	1,872,039
3.20%, 04/01/24 (Call 03/01/24)(a)	15,889	16,957,616
3.30%, 05/15/26 (Call 04/15/26)(a)	1,596	1,755,335
3.63%, 09/16/25 (Call 08/16/25)	7,658	8,427,311
3.69%, 08/02/24 (Call 08/02/23)(a)(c)	2,421	2,573,098
4.05%, 11/03/25 (Call 09/03/25)	1,907	2,138,448
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/06/25)(a)	2,650	2,686,221
1.27%, 03/02/27 (Call 03/02/26)(c)	10,892	10,925,780
2.20%, 03/16/23 (Call 02/13/23)	13,561	13,935,365
2.50%, 08/01/24 (Call 07/01/24)	11,690	12,317,916
2.85%, 10/26/24 (Call 09/26/24)(a)	10,084	10,770,739
3.70%, 06/05/25 (Call 05/05/25)(a)	10,189	11,241,105
3.75%, 12/06/23 (Call 11/06/23)(a)	14,432	15,476,694
4.00%, 05/01/25 (Call 03/01/25)(a)	5,556	6,157,952
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	6,727	6,882,665
2.40%, 07/30/24 (Call 06/28/24)(a)	13,471	14,183,613
3.10%, 04/27/26 (Call 03/27/26)(a)	3,721	4,051,861
3.38%, 02/05/24 (Call 01/05/24)(a)	13,565	14,467,962
3.60%, 09/11/24 (Call 08/11/24)	11,502	12,498,873
3.70%, 01/30/24 (Call 12/29/23)	4,326	4,654,686
3.95%, 11/17/25 (Call 10/17/25)(a)	5,788	6,514,467
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	5,075	5,399,015
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)(a)	1,655	1,689,765
2.05%, 01/21/25 (Call 12/20/24)	10,646	11,107,823
2.80%, 01/27/25 (Call 12/27/24)(a)	11,490	12,263,344
2.85%, 01/23/23 (Call 12/23/22)(a)	3,488	3,607,956
3.40%, 07/24/23 (Call 06/23/23)	3,069	3,242,542
UBS AG/London
0.38%, 06/01/23(b)	9,670	9,663,281
0.45%, 02/09/24(b)	11,515	11,473,358
0.70%, 08/09/24(a)(b)	10,203	10,211,571

Security	Par (000)	Value

Banks (continued)
1.25%, 06/01/26(b)	$15,119	$15,139,850
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(b)(c)	14,121	14,211,385
1.36%, 01/30/27 (Call 01/30/26)(a)(b)(c)	21,631	21,581,940
1.49%, 08/10/27 (Call 08/10/26)(b)(c)	7,270	7,261,177
2.86%, 08/15/23 (Call 08/15/22)(b)(c)	20,386	20,854,449
3.49%, 05/23/23 (Call 05/23/22)(b)	13,473	13,773,912
4.13%, 09/24/25(a)(b)	15,285	17,019,297
4.13%, 04/15/26(a)(b)	5,491	6,157,500
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(b)(c)	9,615	9,623,355
2.57%, 09/22/26 (Call 09/22/25)(b)(c)	11,536	11,749,537
United Overseas Bank Ltd.
1.25%, 04/14/26(a)(b)	200	201,343
3.75%, 04/15/29 (Call 04/15/24)(b)(c)	6,449	6,861,471
Wachovia Corp.
6.61%, 10/01/25	300	360,787
7.57%, 08/01/26(e)	60	77,169
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24)(c)	9,465	9,505,407
1.65%, 06/02/24 (Call 06/02/23)(c)	23,658	24,156,662
2.16%, 02/11/26 (Call 02/11/25)(c)	38,523	39,987,070
2.19%, 04/30/26 (Call 04/30/25)(c)	27,106	28,154,024
2.41%, 10/30/25 (Call 10/30/24)(c)	30,668	32,047,071
3.00%, 02/19/25	10,714	11,437,593
3.00%, 04/22/26	21,509	23,275,964
3.07%, 01/24/23 (Call 01/24/22)	1,800	1,820,254
3.20%, 06/17/27 (Call 06/17/26)(c)	12,095	13,097,866
3.30%, 09/09/24(a)	20,314	21,882,567
3.55%, 09/29/25(a)	20,759	22,772,125
3.75%, 01/24/24 (Call 12/22/23)	31,482	33,733,644
4.10%, 06/03/26(a)	14,424	16,207,456
4.13%, 08/15/23	5,280	5,647,809
4.48%, 01/16/24(a)	3,469	3,776,821
Series M, 3.45%, 02/13/23	35,942	37,499,298
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)	12,677	13,441,043
Westpac Banking Corp.
1.15%, 06/03/26(a)	10,532	10,597,902
2.00%, 01/13/23(a)	2,440	2,499,810
2.35%, 02/19/25	12,381	13,046,107
2.70%, 08/19/26	2,069	2,238,459
2.75%, 01/11/23	3,646	3,771,373
2.85%, 05/13/26	6,174	6,692,515
2.89%, 02/04/30 (Call 02/04/25)(c)	16,834	17,518,373
3.30%, 02/26/24(a)	8,866	9,491,256
3.65%, 05/15/23(a)	11,107	11,748,833
Woori Bank, 4.75%, 04/30/24(b)	564	617,128

		8,118,747,422

Beverages — 1.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)(a)	26,133	28,853,741
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)(a)	8,765	9,677,536
Bacardi Ltd., 4.45%, 05/15/25 (Call 03/15/25)(a)(b)	7,503	8,330,815
Beam Suntory Inc., 3.25%, 06/15/23 (Call 03/17/23)	330	343,123
Becle SAB de CV, 3.75%, 05/13/25(b)	192	209,163
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)(a)	50	51,050

112	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.50%, 04/15/25 (Call 02/15/25)(a)	$1,008	$1,100,205
Coca-Cola Co. (The), 1.75%, 09/06/24(a)	11,260	11,706,330
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)(a)	1,290	1,430,200
Coca-Cola Europacific Partners PLC
0.50%, 05/05/23(a)(b)	1,305	1,304,117
0.80%, 05/03/24(a)(b)	6,278	6,271,035
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)	7,937	8,245,166
4.25%, 05/01/23	11,717	12,416,993
4.40%, 11/15/25 (Call 09/15/25)(a)	4,053	4,564,897
4.75%, 11/15/24(a)	7,390	8,271,097
4.75%, 12/01/25(a)	2,883	3,302,893
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)(a)	4,375	4,448,171
2.13%, 10/24/24 (Call 09/24/24)(a)	8,539	8,929,149
2.63%, 04/29/23 (Call 01/29/23)	17,754	18,335,949
3.50%, 09/18/23 (Call 08/18/23)(a)	1,347	1,430,088
Diageo Investment Corp., 8.00%, 09/15/22(a)	166	179,339
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23(a)	1,570	1,622,237
Heineken NV, 2.75%, 04/01/23(a)(b)	11,929	12,327,183
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	14,357	14,374,138
3.13%, 12/15/23 (Call 10/15/23)(a)	7,055	7,445,206
3.40%, 11/15/25 (Call 08/15/25)(a)	3,073	3,350,127
4.06%, 05/25/23 (Call 04/25/23)(a)	13,191	13,989,187
4.42%, 05/25/25 (Call 03/25/25)	12,989	14,528,192
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	9,224	9,909,945
PepsiCo Inc.
0.40%, 10/07/23	3,543	3,554,979
0.75%, 05/01/23	7,323	7,387,065
2.25%, 03/19/25 (Call 02/19/25)	18,270	19,230,850
2.75%, 03/01/23(a)	13,186	13,688,248
2.75%, 04/30/25 (Call 01/30/25)(a)	8,718	9,306,465
2.85%, 02/24/26 (Call 11/24/25)	1,810	1,952,818
3.50%, 07/17/25 (Call 04/17/25)	4,719	5,169,743
3.60%, 03/01/24 (Call 12/01/23)	7,944	8,509,022
Pernod Ricard SA, 3.25%, 06/08/26 (Call 03/08/26)(a)(b)	2,229	2,421,729
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	8,901	9,246,358

		297,414,549

Biotechnology — 0.7%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	7,194	7,435,390
2.25%, 08/19/23 (Call 06/19/23)(a)	5,743	5,939,224
2.60%, 08/19/26 (Call 05/19/26)(a)	6,251	6,656,282
3.13%, 05/01/25 (Call 02/01/25)(a)	5,592	6,016,417
3.63%, 05/22/24 (Call 02/22/24)(a)	16,351	17,550,054
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	7,276	8,008,054
Biogen Inc.
3.63%, 09/15/22	11,002	11,373,302
4.05%, 09/15/25 (Call 06/15/25)	19,015	21,137,542
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/30/21)	13,307	13,310,900
2.50%, 09/01/23 (Call 07/01/23)(a)	5,030	5,223,901
3.50%, 02/01/25 (Call 11/01/24)(a)	18,873	20,424,832
3.65%, 03/01/26 (Call 12/01/25)(a)	14,168	15,619,467

Security	Par (000)	Value

Biotechnology (continued)
3.70%, 04/01/24 (Call 01/01/24)(a)	$20,794	$22,287,097
Illumina Inc., 0.55%, 03/23/23	1,846	1,847,949
Royalty Pharma PLC
0.75%, 09/02/23	7,026	7,056,697
1.20%, 09/02/25 (Call 08/02/25)	14,496	14,458,827

		184,345,935

Building Materials — 0.3%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)(a)	20,645	21,511,272
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(a)(b)	9,948	10,899,452
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)(a)	9,172	9,795,954
4.00%, 06/15/25 (Call 03/15/25)(a)	1,663	1,831,541
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(a)(e)	222	238,134
3.90%, 02/14/26 (Call 11/14/25)	5,692	6,314,863
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	6,713	6,762,175
3.00%, 11/15/23 (Call 09/15/23)(a)	4,770	5,005,359
Martin Marietta Materials Inc.
0.65%, 07/15/23 (Call 07/15/22)	300	300,698
4.25%, 07/02/24 (Call 04/02/24)(a)	1,103	1,201,466
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)(a)	2,532	2,754,016
4.20%, 12/01/24 (Call 09/01/24)	2,364	2,586,901
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)(a)	2,255	2,508,901

		71,710,732

Chemicals — 1.2%
Air Liquide Finance SA, 2.25%, 09/27/23 (Call 07/27/23)(b)	8,041	8,320,441
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)(a)	6,193	6,351,661
2.75%, 02/03/23(a)	1,300	1,343,884
3.35%, 07/31/24 (Call 04/30/24)(a)	2,741	2,945,755
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	4,389	4,793,760
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)(a)	8,220	8,777,769
4.63%, 11/15/22	2,229	2,336,167
Celanese US Holdings LLC, 1.40%, 08/05/26 (Call 07/05/26)	13,000	12,977,874
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(a)(b)	3,200	3,347,124
5.13%, 04/01/25 (Call 03/01/25)(a)(b)	4,663	5,323,487
Dow Chemical Co. (The)
3.63%, 05/15/26 (Call 03/15/26)	2,846	3,149,880
4.55%, 11/30/25 (Call 09/30/25)(a)	200	227,150
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	26,280	28,308,460
4.49%, 11/15/25 (Call 09/15/25)	14,760	16,667,393
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	9,572	10,431,842
Ecolab Inc., 3.25%, 01/14/23 (Call 09/08/21)(a)	2,850	2,946,987
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	8,153	8,377,938
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	185	197,529
GC Treasury Center Co. Ltd., 4.25%, 09/19/22(a)(b)	225	232,475

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
International Flavors & Fragrances Inc.
0.70%, 09/15/22(b)	$1,560	$1,564,187
1.23%, 10/01/25 (Call 09/01/25)(b)	9,335	9,307,679
3.20%, 05/01/23 (Call 02/01/23)	843	873,684
LG Chem Ltd.
1.38%, 07/07/26(b)	5,000	4,983,544
3.25%, 10/15/24(b)	5,795	6,204,851
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	2,061	2,182,019
2.70%, 02/21/23 (Call 11/21/22)(a)	982	1,011,162
3.20%, 01/30/26 (Call 10/30/25)(a)	2,428	2,649,968
LYB International Finance BV, 4.00%, 07/15/23	5,798	6,168,431
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	5,733	5,738,753
2.88%, 05/01/25 (Call 09/08/21)	7,570	8,049,768
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)(a)	10,593	11,829,277
MEGlobal Canada ULC, 5.00%, 05/18/25(b)	10,035	11,189,266
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	6,085	6,272,917
4.25%, 11/15/23 (Call 08/15/23)	3,512	3,757,976
NewMarket Corp., 4.10%, 12/15/22	4,225	4,401,034
Nutrien Ltd.
1.90%, 05/13/23	5,162	5,275,536
3.00%, 04/01/25 (Call 01/01/25)(a)	2,815	2,993,836
3.15%, 10/01/22 (Call 07/01/22)	9,930	10,159,482
3.38%, 03/15/25 (Call 12/15/24)(a)	3,875	4,173,535
3.50%, 06/01/23 (Call 03/01/23)(a)	3,437	3,588,440
3.63%, 03/15/24 (Call 12/15/23)	6,705	7,147,217
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(b)	7,435	7,490,762
4.88%, 09/19/22(b)	129	134,160
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	7,560	7,567,332
2.40%, 08/15/24 (Call 07/15/24)	5,999	6,284,438
3.20%, 03/15/23 (Call 02/15/23)(a)	3,734	3,880,679
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	1,264	1,298,455
SABIC Capital II BV, 4.00%, 10/10/23(b)	5,940	6,340,950
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)(a)	8,612	9,163,610
3.45%, 08/01/25 (Call 05/01/25)(a)	2,351	2,555,342
3.95%, 01/15/26 (Call 10/15/25)(a)	250	277,512
Sociedad Quimica y Minera de Chile SA, 4.38%, 01/28/25 (Call 10/28/24)(b)	200	217,700
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	3,451	3,863,061
Syngenta Finance NV
4.44%, 04/24/23 (Call 03/24/23)(b)	7,506	7,873,026
4.89%, 04/24/25 (Call 02/24/25)(b)	6,086	6,678,611
Westlake Chemical Corp.
0.88%, 08/15/24 (Call 08/15/22)	60	60,041
3.60%, 08/15/26 (Call 05/15/26)(a)	3,896	4,300,205
Yara International ASA, 3.80%, 06/06/26 (Call 03/06/26)(b)	4	4,391

		314,570,413

Commercial Services — 1.1%
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24(b)	5,050	5,279,538

Security	Par (000)	Value

Commercial Services (continued)
Ashtead Capital Inc., 1.50%, 08/12/26 (Call 07/12/26)(b)	$7,015	$6,997,222
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	8,865	9,713,646
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)(a)	1,756	2,006,208
5.50%, 11/01/22 (Call 05/01/22)(a)	3,615	3,730,791
DP World Crescent Ltd., 3.91%, 05/31/23(b)	11,460	11,977,075
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(b)	150	152,263
3.85%, 06/15/25 (Call 05/15/25)(a)(b)	4,542	4,902,177
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)(a)	8,056	8,475,983
2.60%, 12/15/25 (Call 11/15/25)	3,762	3,983,816
3.25%, 06/01/26 (Call 03/01/26)	105	112,775
3.30%, 12/15/22 (Call 09/15/22)(a)	3,017	3,105,293
3.95%, 06/15/23 (Call 05/15/23)(a)	3,567	3,771,194
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	5,188	5,406,051
3.30%, 10/15/22(a)(b)	2,826	2,912,748
3.80%, 11/01/25 (Call 08/01/25)(a)(b)	5,870	6,459,914
3.85%, 11/15/24 (Call 08/15/24)(b)	7,614	8,268,996
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	4,100	4,074,055
2.65%, 02/15/25 (Call 01/15/25)	12,736	13,386,096
3.75%, 06/01/23 (Call 03/01/23)(a)	6,635	6,948,288
4.00%, 06/01/23 (Call 05/01/23)	7,293	7,712,204
4.80%, 04/01/26 (Call 01/01/26)	4,336	4,955,767
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)(b)	17,661	17,682,723
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	5,357	5,708,151
4.00%, 03/01/26 (Call 12/01/25)(b)	2,129	2,352,545
4.13%, 08/01/23 (Call 07/01/23)(a)	2,768	2,933,222
4.75%, 02/15/25 (Call 11/15/24)(b)	7,358	8,169,955
5.00%, 11/01/22 (Call 08/01/22)(b)	5,501	5,713,889
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)(a)	8,331	8,567,852
3.75%, 03/24/25 (Call 02/24/25)	4,124	4,508,163
4.50%, 09/01/22 (Call 06/01/22)	6,017	6,200,139
4.88%, 02/15/24 (Call 11/15/23)(a)	4,117	4,496,688
PayPal Holdings Inc.
1.35%, 06/01/23	11,458	11,654,876
1.65%, 06/01/25 (Call 05/01/25)	7,307	7,522,911
2.20%, 09/26/22	4,923	5,025,546
2.40%, 10/01/24 (Call 09/01/24)(a)	13,705	14,442,617
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	6,503	6,787,747
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	5,222	5,790,111
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(b)	8,584	8,700,855
Transurban Finance Co. Pty Ltd., 4.13%, 02/02/26 (Call 11/02/25)(b)	55	61,329
Triton Container International Ltd.
0.80%, 08/01/23(b)	15,100	15,090,107
1.15%, 06/07/24 (Call 05/07/24)(b)	9,665	9,672,201
2.05%, 04/15/26 (Call 03/15/26)(b)	9,664	9,750,242
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	5,332	5,887,700
4.13%, 09/12/22	516	534,476
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(a)	330	332,639

		291,918,784

114	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers — 2.5%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)(a)	$14,668	$14,543,909
0.70%, 02/08/26 (Call 01/08/26)	13,737	13,658,550
0.75%, 05/11/23(a)	7,953	8,021,396
1.13%, 05/11/25 (Call 04/11/25)	18,326	18,541,209
1.80%, 09/11/24 (Call 08/11/24)	8,622	8,936,384
2.40%, 01/13/23 (Call 12/13/22)	3,312	3,398,908
2.40%, 05/03/23	40,027	41,454,763
2.45%, 08/04/26 (Call 05/04/26)	3,972	4,234,370
2.50%, 02/09/25(a)	14,807	15,641,377
2.75%, 01/13/25 (Call 11/13/24)	11,224	11,946,817
2.85%, 02/23/23 (Call 12/23/22)(a)	25,423	26,291,159
2.85%, 05/11/24 (Call 03/11/24)	21,203	22,467,880
3.00%, 02/09/24 (Call 12/09/23)	17,193	18,180,956
3.20%, 05/13/25(a)	9,550	10,368,988
3.25%, 02/23/26 (Call 11/23/25)(a)	16,081	17,612,734
3.45%, 05/06/24	18,292	19,730,666
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	12,917	14,020,927
5.45%, 06/15/23 (Call 04/15/23)(a)	32,089	34,583,059
5.85%, 07/15/25 (Call 06/15/25)	18,033	21,069,045
6.02%, 06/15/26 (Call 03/15/26)	25,518	30,476,250
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)(a)	8,652	9,491,629
4.25%, 04/15/24 (Call 02/15/24)(a)	4,097	4,417,620
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)(a)	4,710	4,680,670
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	3,597	3,849,602
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	85	85,909
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(b)	1,285	1,282,024
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	12,349	12,567,238
1.75%, 04/01/26 (Call 03/01/26)(a)	6,959	7,089,569
2.25%, 04/01/23 (Call 03/01/23)	14,547	14,924,866
4.40%, 10/15/22 (Call 08/15/22)	9,585	9,942,616
4.45%, 10/02/23 (Call 09/02/23)	15,668	16,918,811
4.65%, 10/01/24 (Call 09/01/24)	14,692	16,291,373
4.90%, 10/15/25 (Call 07/15/25)	25,054	28,539,649
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)(b)	13,170	13,178,472
2.20%, 06/17/25 (Call 05/17/25)	19,298	20,014,312
4.05%, 09/15/22	4,178	4,338,328
International Business Machines Corp.
2.88%, 11/09/22(a)	4,216	4,343,646
3.00%, 05/15/24	22,151	23,578,206
3.30%, 05/15/26	12,091	13,311,136
3.38%, 08/01/23(a)	3,361	3,549,035
3.45%, 02/19/26(a)	6,126	6,765,892
3.63%, 02/12/24(a)	21,551	23,150,650
7.00%, 10/30/25(a)	2,932	3,648,837
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)	5,311	5,496,832
3.63%, 05/15/25 (Call 04/15/25)	8,869	9,599,096
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)(a)	10,655	10,978,978
3.25%, 12/15/22 (Call 09/15/22)(a)	522	534,913
3.30%, 09/29/24 (Call 07/29/24)	4,700	5,018,350

Security	Par (000)	Value

Computers (continued)
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(b)	$425	$426,248

		633,193,854

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	2,642	2,709,693
2.10%, 05/01/23(a)	4,178	4,299,513
2.25%, 11/15/22(a)	3,366	3,450,279
3.25%, 03/15/24(a)	2,884	3,084,548
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)(a)	9,027	9,442,943
Procter & Gamble Co. (The)
0.55%, 10/29/25	11,080	11,001,249
1.00%, 04/23/26(a)	6,840	6,879,221
2.70%, 02/02/26	2,867	3,097,278
3.10%, 08/15/23(a)	3,994	4,219,546
Unilever Capital Corp.
0.38%, 09/14/23(a)	1,995	1,997,683
2.00%, 07/28/26	2,930	3,061,720
2.60%, 05/05/24 (Call 03/05/24)(a)	6,323	6,651,685
3.10%, 07/30/25(a)	2,606	2,827,083
3.13%, 03/22/23 (Call 02/22/23)(a)	7,428	7,734,352
3.25%, 03/07/24 (Call 02/07/24)	5,279	5,627,711
3.38%, 03/22/25 (Call 01/22/25)(a)	203	220,466

		76,304,970

Distribution & Wholesale — 0.1%
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(a)(b)	24,800	24,713,592
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)(a)	8,382	8,653,888

		33,367,480

Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)(a)	8,515	8,424,873
2.88%, 08/14/24 (Call 07/14/24)(a)	10,515	10,966,531
3.15%, 02/15/24 (Call 01/15/24)	4,684	4,898,118
3.30%, 01/23/23 (Call 12/23/22)	5,483	5,669,537
3.50%, 01/15/25 (Call 11/15/24)(a)	5,628	5,965,142
4.13%, 07/03/23 (Call 06/03/23)	10,107	10,672,927
4.45%, 10/01/25 (Call 08/01/25)	2,801	3,074,751
4.45%, 04/03/26 (Call 02/03/26)(a)	3,477	3,813,646
4.50%, 09/15/23 (Call 08/15/23)	6,514	6,950,055
4.88%, 01/16/24 (Call 12/16/23)	4,586	4,977,427
6.50%, 07/15/25 (Call 06/15/25)(a)	16,183	18,881,772
Affiliated Managers Group Inc., 4.25%, 02/15/24(a)	310	336,702
AIG Global Funding
0.45%, 12/08/23(a)(b)	5,667	5,674,308
0.65%, 06/17/24(b)	16,579	16,592,588
0.80%, 07/07/23(a)(b)	3,707	3,739,463
0.90%, 09/22/25(b)	17,228	17,069,739
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	2,567	2,555,514
0.80%, 08/18/24 (Call 07/18/24)	5,000	4,982,646
1.88%, 08/15/26 (Call 07/15/26)	6,090	6,109,758
2.25%, 01/15/23	7,661	7,845,434
2.30%, 02/01/25 (Call 01/01/25)(a)	4,975	5,141,103
2.75%, 01/15/23 (Call 12/15/22)	3,972	4,088,573
2.88%, 01/15/26 (Call 12/15/25)	15,111	15,890,140
3.00%, 09/15/23 (Call 07/15/23)	4,369	4,553,666
3.25%, 03/01/25 (Call 01/01/25)(a)	4,646	4,937,595

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.38%, 07/01/25 (Call 06/01/25)	$11,641	$12,462,569
3.75%, 06/01/26 (Call 04/01/26)	3,264	3,566,199
3.88%, 07/03/23 (Call 06/03/23)(a)	9,910	10,463,703
4.25%, 02/01/24 (Call 01/01/24)	8,840	9,522,442
4.25%, 09/15/24 (Call 06/15/24)	5,648	6,138,805
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	4,891	5,206,509
4.25%, 06/15/26 (Call 04/15/26)	1,634	1,796,756
4.40%, 09/25/23 (Call 08/25/23)(a)	5,996	6,396,349
5.00%, 04/01/23	6,021	6,415,735
5.25%, 08/11/25 (Call 07/11/25)(b)	7,833	8,779,746
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	11,575	11,748,749
3.05%, 06/05/23 (Call 05/05/23)	8,769	9,118,125
3.88%, 05/21/24 (Call 04/21/24)(a)	8,023	8,650,800
4.63%, 03/30/25	3,810	4,252,682
5.13%, 09/30/24(a)	12,660	14,206,659
5.80%, 05/01/25 (Call 04/01/25)(a)	13,932	16,124,328
American Express Co.
2.50%, 07/30/24 (Call 06/30/24)	15,424	16,243,953
2.65%, 12/02/22	6,297	6,486,792
3.00%, 10/30/24 (Call 09/29/24)(a)	15,380	16,465,382
3.13%, 05/20/26 (Call 04/20/26)	3,017	3,292,927
3.40%, 02/27/23 (Call 01/27/23)	20,831	21,718,060
3.40%, 02/22/24 (Call 01/22/24)	13,531	14,447,600
3.63%, 12/05/24 (Call 11/04/24)	5,946	6,473,946
3.70%, 08/03/23 (Call 07/03/23)(a)	15,004	15,909,724
4.20%, 11/06/25 (Call 10/06/25)(a)	5,070	5,751,565
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	8,573	9,153,657
3.70%, 10/15/24(a)	4,432	4,835,543
4.00%, 10/15/23(a)	7,056	7,581,031
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	700	703,161
6.00%, 08/15/23 (Call 07/15/23)(a)(b)	793	862,000
Apollo Management Holdings LP
4.00%, 05/30/24(a)(b)	630	684,702
4.95%, 01/14/50 (Call 12/17/24)(b)(c)	2,627	2,729,912
Ares Finance Co. LLC, 4.00%, 10/08/24
(Call 07/08/24)(a)(b)	1,227	1,309,333
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	8,349	8,394,783
3.88%, 05/01/23 (Call 04/01/23)(a)(b)	10,587	11,073,814
4.13%, 08/01/25 (Call 06/01/25)(b)	1,365	1,479,456
4.38%, 01/30/24 (Call 12/30/23)(a)(b)	1,425	1,527,715
4.88%, 10/01/25 (Call 07/01/25)(b)	614	683,375
5.50%, 12/15/24 (Call 11/15/24)(a)(b)	13,435	15,140,786
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(a)(b)	8,160	8,142,280
2.53%, 11/18/27 (Call 10/18/27)(b)	10,484	10,407,977
2.88%, 02/15/25 (Call 01/15/25)(b)	11,441	11,798,205
3.95%, 07/01/24 (Call 06/01/24)(a)(b)	13,065	13,936,747
4.25%, 04/15/26 (Call 03/15/26)(b)	7,921	8,588,570
4.38%, 05/01/26 (Call 03/01/26)(a)(b)	6,319	6,866,428
5.25%, 05/15/24 (Call 04/15/24)(a)(b)	2,685	2,943,930
5.50%, 01/15/26 (Call 12/15/25)(b)	7,962	9,006,387
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)(a)	5,570	5,924,864
4.38%, 12/15/25 (Call 09/15/25)	3,360	3,656,087
5.38%, 07/24/23	4,781	5,150,101

Security	Par (000)	Value

Diversified Financial Services (continued)
Blackstone Holdings Finance Co. LLC, 4.75%, 02/15/23(b)	$605	$642,571
BOC Aviation Ltd.
2.75%, 09/18/22 (Call 08/18/22)(b)	1,022	1,038,758
3.25%, 04/29/25 (Call 03/29/25)(b)	11,413	12,009,526
3.50%, 10/10/24 (Call 09/10/24)(b)	9,208	9,811,864
3.88%, 04/27/26 (Call 01/27/26)(a)(b)	2,206	2,384,465
BOC Aviation USA Corp., 1.63%, 04/29/24 (Call 03/29/24)(b)	200	202,117
Brookfield Finance Inc.
4.00%, 04/01/24 (Call 02/01/24)(a)	7,189	7,755,445
4.25%, 06/02/26 (Call 03/02/26)(a)	1,361	1,534,593
Cantor Fitzgerald LP, 4.88%, 05/01/24 (Call 04/01/24)(a)(b)	4,677	5,109,346
Capital One Bank USA N.A.
2.28%, 01/28/26 (Call 01/28/25)(c)	7,086	7,369,376
3.38%, 02/15/23	17,970	18,729,239
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	7,033	7,281,789
3.20%, 01/30/23 (Call 12/30/22)(a)	15,442	16,019,947
3.20%, 02/05/25 (Call 01/05/25)	9,583	10,306,462
3.30%, 10/30/24 (Call 09/30/24)	10,834	11,651,329
3.50%, 06/15/23	11,982	12,624,440
3.75%, 04/24/24 (Call 03/24/24)(a)	6,835	7,357,805
3.75%, 07/28/26 (Call 06/28/26)(a)	7,265	8,038,399
3.90%, 01/29/24 (Call 12/29/23)	12,463	13,378,171
4.20%, 10/29/25 (Call 09/29/25)	7,891	8,796,386
4.25%, 04/30/25 (Call 03/31/25)(a)	7,482	8,339,398
Carlyle Holdings Finance LLC, 3.88%, 02/01/23(a)(b)	1,063	1,111,023
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	6,070	6,111,221
0.90%, 03/11/26 (Call 02/11/26)	11,397	11,361,381
1.15%, 05/13/26 (Call 04/13/26)	16,725	16,816,980
2.65%, 01/25/23 (Call 12/25/22)(a)	12,824	13,217,081
3.00%, 03/10/25 (Call 12/10/24)	2,500	2,677,782
3.23%, 09/01/22	775	797,698
3.45%, 02/13/26 (Call 11/13/25)(a)	1,073	1,184,737
3.55%, 02/01/24 (Call 01/01/24)(a)	8,249	8,837,029
3.85%, 05/21/25 (Call 03/21/25)	9,423	10,407,608
4.20%, 03/24/25 (Call 02/24/25)	8,135	9,053,938
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(b)	5,352	5,873,984
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)(b)	19,200	20,497,836
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(a)(b)	10,735	10,902,398
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(a)(b)	5,021	5,273,833
CME Group Inc.
3.00%, 09/15/22	3,508	3,608,063
3.00%, 03/15/25 (Call 12/15/24)	8,153	8,735,526
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(a)(b)	5,475	5,812,534
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	1,329	1,442,796
3.85%, 11/21/22(a)	5,407	5,632,270
3.95%, 11/06/24 (Call 08/06/24)(a)	6,000	6,531,069
4.50%, 01/30/26 (Call 11/30/25)(a)	6,035	6,813,144
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 3.88%, 02/15/26 (Call 12/15/25)(b)	450	465,656
Eaton Vance Corp., 3.63%, 06/15/23(a)	1,692	1,783,547
Franklin Resources Inc., 2.85%, 03/30/25(a)	299	319,111

116	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)(b)	$90	$97,572
3.45%, 05/15/25 (Call 04/15/25)	13,427	14,556,658
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	17,625	19,270,372
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	525	568,378
Invesco Finance PLC
3.13%, 11/30/22	1,040	1,075,280
3.75%, 01/15/26(a)	2,045	2,261,343
4.00%, 01/30/24	1,609	1,735,943
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)(a)	320	360,847
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	7,962	8,509,349
Jefferies Group LLC, 5.13%, 01/20/23	4,330	4,595,064
Lazard Group LLC, 3.75%, 02/13/25(a)	3,491	3,787,794
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	3,616	3,793,026
Legg Mason Inc.
3.95%, 07/15/24(a)	1,414	1,542,555
4.75%, 03/15/26	3,575	4,136,166
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(a)(b)	5,070	5,071,447
1.38%, 04/06/26 (Call 03/06/26)(b)	12,585	12,636,108
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	11,414	11,914,912
3.38%, 04/01/24(a)	11,077	11,897,210
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(a)(b)	125	132,577
3.64%, 04/13/25 (Call 03/13/25)(a)(b)	3,380	3,652,212
3.96%, 09/19/23 (Call 08/19/23)(a)(b)	8,958	9,521,361
Nasdaq Inc.
0.45%, 12/21/22 (Call 12/21/21)	2,630	2,630,261
3.85%, 06/30/26 (Call 03/30/26)(a)	3,347	3,743,174
4.25%, 06/01/24 (Call 03/01/24)(a)	5,081	5,535,539
Nomura Holdings Inc.
1.65%, 07/14/26(a)	25,350	25,373,801
1.85%, 07/16/25	17,722	18,119,258
2.65%, 01/16/25	13,864	14,526,909
Nuveen Finance LLC, 4.13%, 11/01/24(a)(b)	14,046	15,490,040
ORIX Corp.
3.25%, 12/04/24(a)	4,550	4,900,577
4.05%, 01/16/24(a)	5,732	6,183,418
Park Aerospace Holdings Ltd., 5.50%, 02/15/24 (Call 01/15/24)(b)	3,430	3,763,623
Pershing Square Holdings Ltd., 5.50%, 07/15/22 (Call 06/15/22)(b)	600	620,152
REC Ltd.
4.75%, 05/19/23(b)	5,220	5,499,659
5.25%, 11/13/23(b)	6,134	6,612,607
Stifel Financial Corp., 4.25%, 07/18/24(a)	3,582	3,923,218
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	1,959	2,146,524
4.25%, 08/15/24 (Call 05/15/24)(a)	13,766	14,940,823
4.38%, 03/19/24 (Call 02/19/24)(a)	9,215	9,974,247
4.50%, 07/23/25 (Call 04/23/25)	8,123	9,037,325
USAA Capital Corp.
0.50%, 05/01/24(b)	4,815	4,805,894
1.50%, 05/01/23(b)	2,435	2,483,578
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	2,558	2,604,338

Security	Par (000)	Value

Diversified Financial Services (continued)
2.80%, 12/14/22 (Call 10/14/22)(a)	$5,363	$5,518,366
3.15%, 12/14/25 (Call 09/14/25)(a)	15,651	17,084,734
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)(a)	6,791	6,741,727
2.85%, 01/10/25 (Call 12/10/24)	9,228	9,724,450
4.25%, 06/09/23 (Call 05/09/23)(a)	6,950	7,364,587

		1,244,147,631

Electric — 4.7%
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/23(b)	3,995	4,161,783
4.38%, 04/23/25(b)	13,643	15,217,757
4.38%, 06/22/26(b)	4,940	5,640,591
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)(a)	1,831	1,869,342
3.85%, 10/01/25 (Call 07/01/25)(b)	895	981,766
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	3,229	3,210,844
3.30%, 07/15/25 (Call 06/15/25)(a)(b)	9,370	10,011,564
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	305	323,621
Series 13-A, 3.55%, 12/01/23(a)	2,486	2,658,512
Alexander Funding Trust, 1.84%, 11/15/23(a)(b)	1,779	1,813,010
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(b)	6,833	7,203,072
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	10,922	11,442,203
3.65%, 02/15/26 (Call 11/15/25)	2,841	3,108,771
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	34	36,571
American Electric Power Co. Inc.
Series F, 2.95%, 12/15/22 (Call 09/15/22)	3,519	3,613,604
Series M, 0.75%, 11/01/23 (Call 11/20/21)	668	668,061
Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	3,701	3,682,403
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	840	907,980
Arizona Public Service Co.
3.15%, 05/15/25 (Call 02/15/25)(a)	1,466	1,576,908
3.35%, 06/15/24 (Call 03/15/24)(a)	1,185	1,262,030
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)(a)	7,842	8,366,711
3.20%, 04/15/25 (Call 03/15/25)	9,346	10,009,863
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	2,506	2,652,085
3.35%, 07/01/23 (Call 04/01/23)	2,026	2,120,399
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)(a)	9,455	9,743,704
3.50%, 02/01/25 (Call 11/01/24)(a)	3,409	3,675,902
3.75%, 11/15/23 (Call 08/15/23)(a)	5,801	6,184,230
4.05%, 04/15/25 (Call 03/15/25)	15,539	17,170,654
Black Hills Corp.
3.95%, 01/15/26 (Call 07/15/25)(a)	128	140,294
4.25%, 11/30/23 (Call 08/30/23)(a)	1,231	1,315,335
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	4,485	4,523,031
2.50%, 09/01/24 (Call 08/01/24)(a)	6,357	6,655,376
3.85%, 02/01/24 (Call 01/01/24)	3,907	4,179,939
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)(a)	2,563	2,798,455
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24(a)	165	187,074

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)(a)	$2,002	$2,154,246
3.60%, 11/15/25 (Call 08/15/25)(a)	517	562,559
3.88%, 03/01/24 (Call 12/01/23)(a)	2,334	2,492,469
Comision Federal de Electricidad, 4.88%, 01/15/24(b)	11,114	12,017,124
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)(a)	1,865	1,985,422
3.10%, 11/01/24 (Call 08/01/24)(a)	65	69,229
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)(a)	2,923	2,995,094
Series A, 0.75%, 12/01/25 (Call 11/01/25)	1,284	1,275,798
Consolidated Edison Co. of New York Inc., 3.30%, 12/01/24 (Call 09/01/24)	278	298,903
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 12/01/21)(a)	2,106	2,104,871
Consorcio Transmantaro SA, 4.38%, 05/07/23(b)	4,655	4,834,264
Consumers Energy Co.
0.35%, 06/01/23 (Call 05/01/23)	1,092	1,092,801
3.13%, 08/31/24 (Call 05/31/24)(a)	1,210	1,284,774
3.38%, 08/15/23 (Call 05/15/23)(a)	2,963	3,113,316
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	1,404	1,489,546
Dominion Energy Inc.
2.45%, 01/15/23(b)	11,667	11,975,413
3.07%, 08/15/24(e)	18,047	19,143,439
3.90%, 10/01/25 (Call 07/01/25)	445	489,830
5.75%, 10/01/54 (Call 10/01/24)(c)	2,685	2,957,969
Series A, 1.45%, 04/15/26 (Call 03/15/26)	7,045	7,104,596
Series A, 3.30%, 03/15/25 (Call 02/15/25)(a)	3,049	3,288,949
Series B, 2.75%, 09/15/22 (Call 06/15/22)	3,483	3,545,919
Series D, 2.85%, 08/15/26 (Call 05/15/26)	2,510	2,685,523
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)(a)	1,429	1,542,336
3.65%, 03/15/24 (Call 12/15/23)	149	159,752
DTE Energy Co.
2.25%, 11/01/22	4,261	4,352,851
Series C, 2.53%, 10/01/24	8,728	9,146,355
Series F, 1.05%, 06/01/25 (Call 05/01/25)(a)	9,603	9,582,387
Series H, 0.55%, 11/01/22(a)	4,356	4,366,946
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)(a)	5,972	6,141,699
3.05%, 03/15/23 (Call 02/15/23)(a)	2,714	2,821,007
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)(a)	9,720	9,662,572
3.75%, 04/15/24 (Call 01/15/24)	11,025	11,828,399
3.95%, 10/15/23 (Call 07/15/23)	7,613	8,112,599
Duke Energy Ohio Inc., 3.80%, 09/01/23
(Call 06/01/23)(a)	1,179	1,249,450
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)(a)	3,734	4,056,020
3.38%, 09/01/23 (Call 08/01/23)(a)	4,444	4,693,385
Edison International
2.40%, 09/15/22 (Call 08/15/22)	3,476	3,534,024
2.95%, 03/15/23 (Call 01/15/23)	6,119	6,286,362
3.13%, 11/15/22 (Call 10/15/22)(a)	4,314	4,435,530
3.55%, 11/15/24 (Call 10/15/24)(a)	8,403	8,939,915
4.95%, 04/15/25 (Call 03/15/25)	6,131	6,798,834
EDP Finance BV, 3.63%, 07/15/24(b)	10,994	11,783,809
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(a)(b)	11,046	12,108,223

Security	Par (000)	Value

Electric (continued)
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	$4,433	$4,840,688
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	19,230	19,283,567
2.65%, 09/10/24(b)	16,384	17,246,675
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)(a)	220	235,689
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(a)(b)(c)	8,865	10,128,262
Engie Energia Chile SA, 4.50%, 01/29/25(b)	927	1,012,181
Engie SA, 2.88%, 10/10/22(b)	2,198	2,256,661
Entergy Arkansas LLC
3.05%, 06/01/23 (Call 03/01/23)(a)	404	419,919
3.50%, 04/01/26 (Call 01/01/26)(a)	2,461	2,706,245
3.70%, 06/01/24 (Call 03/01/24)	2,337	2,516,701
Entergy Corp., 0.90%, 09/15/25 (Call 08/15/25)(a)	15,300	15,110,148
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	140	160,374
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 11/17/21)(a)	1,973	1,973,840
4.05%, 09/01/23 (Call 06/01/23)(a)	3,026	3,220,197
4.44%, 01/15/26 (Call 10/15/25)	5	5,619
5.40%, 11/01/24(a)	521	594,636
Entergy Mississippi LLC, 3.10%, 07/01/23 (Call 04/01/23)	1,820	1,895,400
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	13,403	14,005,541
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	35	37,099
3.25%, 12/01/25 (Call 09/01/25)	298	322,818
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)(a)	2,206	2,283,557
3.65%, 08/15/25 (Call 05/15/25)(a)	853	935,033
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)(a)	5,984	6,180,443
3.35%, 03/15/26 (Call 12/15/25)(a)	600	645,121
Series H, 3.15%, 01/15/25 (Call 10/15/24)	923	986,450
Series L, 2.90%, 10/01/24 (Call 08/01/24)	7,461	7,915,329
Series N, 3.80%, 12/01/23 (Call 11/01/23)	8,297	8,883,825
Series Q, 0.80%, 08/15/25 (Call 07/15/25)(a)	7,513	7,425,531
Series U, 1.40%, 08/15/26 (Call 07/15/26)	100	100,213
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	3,043	3,319,947
3.95%, 06/15/25 (Call 03/15/25)	9,969	10,945,193
Exelon Generation Co. LLC, 3.25%, 06/01/25 (Call 05/01/25)(a)	10,699	11,500,565
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)(a)	7,217	7,441,671
2.85%, 04/01/25 (Call 03/01/25)(a)	13,190	14,069,227
3.13%, 12/01/25 (Call 06/01/25)(a)	2,999	3,253,953
3.25%, 06/01/24 (Call 12/01/23)	5,899	6,258,805
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	245	265,412
Series A, 2.10%, 07/30/23	9,912	10,232,685
Series A, 2.20%, 09/15/24 (Call 08/15/24)	9,432	9,818,178
Iberdrola International BV, 5.81%, 03/15/25(a)	10	11,578
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23 (Call 12/15/22)(a)	2,106	2,180,311
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	7,262	7,787,798
3.40%, 08/15/25 (Call 05/15/25)	124	133,954
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	1,646	1,764,582

118	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Israel Electric Corp. Ltd.
6.88%, 06/21/23(b)	$3,363	$3,719,828
Series 6, 5.00%, 11/12/24(b)	13,375	14,894,132
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	7,317	7,502,154
3.25%, 06/30/26 (Call 03/30/26)	2,241	2,440,409
3.65%, 06/15/24 (Call 03/15/24)	2,171	2,323,752
4.05%, 07/01/23 (Call 04/01/23)	1,025	1,079,417
Jersey Central Power & Light Co.
4.30%, 01/15/26 (Call 10/15/25)(a)(b)	5,330	5,931,421
4.70%, 04/01/24 (Call 01/01/24)(a)(b)	283	307,148
Kentucky Utilities Co., 3.30%, 10/01/25 (Call 07/01/25)(a)	672	729,970
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(b)	5,681	5,812,562
3.88%, 07/19/23(b)	7,948	8,451,968
Korea Electric Power Corp., 2.50%, 06/24/24(b)	2,060	2,166,556
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	7,882	8,094,105
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(a)(b)	1,310	1,284,488
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)(a)	355	386,382
Metropolitan Edison Co.
3.50%, 03/15/23 (Call 12/15/22)(b)	305	315,964
4.00%, 04/15/25(b)	436	463,276
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	5,111	5,525,553
3.70%, 09/15/23 (Call 06/15/23)	2,644	2,792,597
Monongahela Power Co., 4.10%, 04/15/24 (Call 01/15/24)(b)	2,357	2,531,265
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	1,320	1,313,033
1.00%, 06/15/26 (Call 05/15/26)(a)	5,920	5,891,748
2.30%, 09/15/22 (Call 08/15/22)	2,815	2,870,690
2.70%, 02/15/23 (Call 12/15/22)	2,007	2,069,666
2.85%, 01/27/25 (Call 10/27/24)(a)	4,014	4,261,259
2.95%, 02/07/24 (Call 12/07/23)(a)	4,410	4,649,115
3.25%, 11/01/25 (Call 08/01/25)	3,257	3,535,522
3.40%, 11/15/23 (Call 08/15/23)(a)	3,669	3,881,280
4.75%, 04/30/43 (Call 04/30/23)(a)(c)	1,041	1,088,935
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	11,561	11,605,646
1.95%, 09/01/22(a)	2,306	2,343,749
2.75%, 05/01/25 (Call 04/01/25)	12,155	12,899,485
2.80%, 01/15/23 (Call 12/15/22)	7,418	7,653,482
3.15%, 04/01/24 (Call 03/01/24)	11,332	12,010,948
3.25%, 04/01/26 (Call 02/01/26)(a)	2,583	2,803,171
3.63%, 06/15/23 (Call 03/15/23)	587	613,639
Niagara Mohawk Power Corp.
2.72%, 11/28/22(b)	245	251,388
3.51%, 10/01/24 (Call 07/01/24)(a)(b)	2,285	2,450,383
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)(a)	2,054	2,109,769
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)(b)	3,228	3,297,762
3.75%, 06/15/24 (Call 05/15/24)(b)	8,069	8,605,961
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	2,238	2,277,299
2.70%, 06/01/26 (Call 03/01/26)	163	173,731
3.25%, 11/15/25 (Call 08/15/25)(a)	50	54,116

Security	Par (000)	Value

Electric (continued)
OGE Energy Corp., 0.70%, 05/26/23 (Call 11/26/21)	$1,000	$1,000,591
Oklahoma Gas and Electric Co., 0.55%, 05/26/23 (Call 11/26/21)	1,085	1,085,429
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(a)	10,858	10,660,882
2.75%, 06/01/24 (Call 05/01/24)(a)	9,008	9,541,192
2.95%, 04/01/25 (Call 01/01/25)(a)	707	756,470
7.00%, 09/01/22	761	811,360
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)(a)	2,664	2,704,439
3.15%, 01/01/26	10,080	10,278,787
3.25%, 06/15/23 (Call 03/15/23)	3,145	3,244,606
3.40%, 08/15/24 (Call 05/15/24)	2,076	2,166,531
3.45%, 07/01/25(a)	9,167	9,499,952
3.50%, 06/15/25 (Call 03/15/25)(a)	6,904	7,167,973
3.75%, 02/15/24 (Call 11/15/23)	1,694	1,763,345
3.85%, 11/15/23 (Call 08/15/23)	1,735	1,806,329
4.25%, 08/01/23 (Call 07/01/23)	6,517	6,825,504
Pacific Gas and Electric Co., 1.37%, 03/10/23 (Call 10/01/21)	8,275	8,250,406
PacifiCorp
2.95%, 06/01/23 (Call 03/01/23)	669	693,981
3.35%, 07/01/25 (Call 04/01/25)(a)	550	595,334
3.60%, 04/01/24 (Call 01/01/24)(a)	1,796	1,922,747
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)(a)	1,069	1,087,167
3.15%, 10/15/25 (Call 07/15/25)	1,831	1,984,146
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	4,929	4,974,652
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)(a)	5,187	5,545,810
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	4,015	4,319,153
PPL Electric Utilities Corp., 2.50%, 09/01/22 (Call 06/01/22)(a)	520	528,876
PSEG Power LLC
3.85%, 06/01/23 (Call 05/01/23)	11,417	12,050,232
4.30%, 11/15/23 (Call 08/15/23)	782	836,845
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	2,738	2,767,723
2.50%, 03/15/23 (Call 09/15/22)	1,025	1,048,436
2.90%, 05/15/25 (Call 11/15/24)	1,260	1,337,975
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)(a)	1,211	1,280,605
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)	50	54,410
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)(a)	1,388	1,429,199
3.00%, 05/15/25 (Call 02/15/25)	1,034	1,105,351
3.05%, 11/15/24 (Call 08/15/24)	454	485,147
3.25%, 09/01/23 (Call 08/01/23)(a)	5,340	5,612,544
Public Service Electric and Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	2,407	2,406,584
Series I, 3.75%, 03/15/24 (Call 12/15/23)	62	66,122
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	9,429	9,334,797
2.65%, 11/15/22 (Call 10/15/22)	6,761	6,926,222
2.88%, 06/15/24 (Call 05/15/24)	10,520	11,126,316
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	3,507	3,775,270

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	$2,198	$2,328,584
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,233	1,298,083
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(a)(b)	5,170	5,383,593
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(b)	10,005	10,788,311
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)(a)	7,282	7,421,983
2.90%, 02/01/23 (Call 01/01/23)	6,285	6,482,802
3.55%, 06/15/24 (Call 03/15/24)	9,410	10,068,365
3.75%, 11/15/25 (Call 08/15/25)	1,043	1,143,061
4.05%, 12/01/23 (Call 09/01/23)	6,453	6,900,508
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	1,783	1,896,009
Series T, 3.38%, 08/15/23 (Call 05/15/23)	1,017	1,069,360
Southern California Edison Co.
0.70%, 04/03/23(a)	810	813,037
1.10%, 04/01/24 (Call 04/01/23)	3,382	3,395,540
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	1,783	1,775,581
Series C, 3.50%, 10/01/23 (Call 07/01/23)	7,552	7,953,759
Series D, 3.40%, 06/01/23 (Call 05/01/23)(a)	4,980	5,215,393
Series E, 3.70%, 08/01/25 (Call 06/01/25)	6,641	7,265,380
Series J, 0.70%, 08/01/23	30	30,027
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	14,720	15,331,910
3.25%, 07/01/26 (Call 04/01/26)	8,953	9,711,811
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)(a)	3,192	3,190,624
Series B, 4.00%, 01/15/51 (Call 10/15/25)(c)	10,960	11,616,504
Series B, 5.50%, 03/15/57 (Call 03/15/22)(c)	872	886,239
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	3,072	3,027,848
4.15%, 12/01/25 (Call 09/01/25)	4,272	4,769,799
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	7,128	7,237,375
SP PowerAssets Ltd., 3.25%, 11/24/25(a)(b)	1,033	1,126,382
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	5,261	5,482,301
State Grid Overseas Investment 2014 Ltd., 4.13%,
05/07/24(a)(b)	13,791	14,991,725
State Grid Overseas Investment 2016 Ltd., 3.75%, 05/02/23(a)(b)	9,597	10,075,410
System Energy Resources Inc., 4.10%, 04/01/23 (Call 01/01/23)	1,751	1,831,738
Tampa Electric Co., 2.60%, 09/15/22 (Call 06/15/22)	426	433,197
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	8,995	8,957,197
3.15%, 06/02/26(b)	4,818	5,180,247
3.70%, 06/10/25(b)	1,214	1,313,732
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	290	314,720
Transelec SA
4.25%, 01/14/25 (Call 10/14/24)(b)	125	135,781
4.63%, 07/26/23(b)	500	531,415
Tri-State Generation & Transmission Association Inc., 3.70%, 11/01/24 (Call 08/01/24)	831	899,992
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)(a)	360	384,643
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	1,187	1,266,158

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)	$3,185	$3,385,428
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,707	2,898,946
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	5,259	5,709,813
Series C, 2.75%, 03/15/23 (Call 12/15/22)	4,949	5,103,229
Vistra Operations Co. LLC, 3.55%, 07/15/24 (Call 06/15/24)(a)(b)	14,196	15,016,516
WEC Energy Group Inc.
0.55%, 09/15/23	4,435	4,435,422
0.80%, 03/15/24 (Call 02/15/24)(a)	1,810	1,818,849
3.55%, 06/15/25 (Call 03/15/25)	4,910	5,338,504
Wisconsin Electric Power Co.
2.05%, 12/15/24 (Call 11/15/24)(a)	4,648	4,858,418
3.10%, 06/01/25 (Call 03/01/25)	210	225,014
Wisconsin Power & Light Co., 2.25%, 11/15/22 (Call 08/15/22)	345	351,171
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	12,892	12,917,706
3.30%, 06/01/25 (Call 12/01/24)	3,236	3,479,686

		1,193,778,565

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)(a)	1,875	1,928,278
3.15%, 06/01/25 (Call 03/01/25)	1,074	1,159,465
Schneider Electric SE, 2.95%, 09/27/22(b)	1,197	1,228,876

		4,316,619

Electronics — 0.7%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)(a)	5,708	6,027,379
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	2,266	2,408,592
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	1,219	1,263,777
3.20%, 04/01/24 (Call 02/01/24)(a)	3,656	3,867,929
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	7,864	8,340,051
4.00%, 04/01/25 (Call 01/01/25)	592	640,684
4.50%, 03/01/23 (Call 12/01/22)	3,806	3,976,795
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)(a)	5,179	5,808,788
4.88%, 12/01/22	6,147	6,450,472
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	3,659	3,993,174
4.75%, 06/15/25 (Call 03/15/25)	5,028	5,626,545
5.00%, 02/15/23	5,443	5,769,541
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	5,245	5,698,497
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	40,000	39,893,219
1.35%, 06/01/25 (Call 05/01/25)(a)	14,336	14,628,202
2.15%, 08/08/22 (Call 07/08/22)(a)	4,747	4,826,726
2.30%, 08/15/24 (Call 07/15/24)(a)	7,112	7,476,002
3.35%, 12/01/23(a)	358	380,642
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)	1,120	1,210,538
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	12,780	12,925,981
4.70%, 09/15/22	5,239	5,460,451
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	2,460	2,725,383
Legrand France SA, 8.50%, 02/15/25(a)	3,149	3,921,891

120	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(b)	$8,260	$8,266,443
1.75%, 08/09/26 (Call 07/09/26)(b)	8,245	8,207,134
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	6,203	6,550,531
4.75%, 12/01/24 (Call 09/01/24)(a)	4,738	5,258,517
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	347	371,802
3.70%, 02/15/26 (Call 11/15/25)	140	154,031
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)(b)	4,130	4,134,584

		186,264,301

Engineering & Construction — 0.0%
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(a)(b)	484	516,755
3.63%, 04/28/26 (Call 01/28/26)(a)(b)	6,158	6,661,733
3.90%, 03/22/23(b)	949	994,231

		8,172,719

Environmental Control — 0.2%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(a)	9,004	8,920,298
2.50%, 08/15/24 (Call 07/15/24)	12,185	12,791,700
2.90%, 07/01/26 (Call 04/01/26)	360	386,307
3.20%, 03/15/25 (Call 12/15/24)	4,747	5,093,954
4.75%, 05/15/23 (Call 02/15/23)(a)	4,339	4,608,582
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	7,932	7,871,705
2.40%, 05/15/23 (Call 03/15/23)	7,269	7,503,601
2.90%, 09/15/22 (Call 06/15/22)	5,428	5,534,950
3.13%, 03/01/25 (Call 12/01/24)	165	177,201

		52,888,298

Food — 1.3%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)(a)	2,312	2,486,094
3.65%, 03/15/23 (Call 02/15/23)	9,327	9,748,648
3.95%, 03/15/25 (Call 01/15/25)(a)	9,265	10,170,320
Cencosud SA, 5.15%, 02/12/25 (Call 11/12/24)(b)	300	331,050
Conagra Brands Inc.
0.50%, 08/11/23 (Call 08/11/22)	5,095	5,092,581
3.20%, 01/25/23 (Call 10/25/22)(a)	4,720	4,868,055
3.25%, 09/15/22	1,717	1,766,497
4.30%, 05/01/24 (Call 04/01/24)	13,026	14,191,720
4.60%, 11/01/25 (Call 09/01/25)(a)	7,879	8,898,760
Danone SA, 2.59%, 11/02/23 (Call 09/02/23)(b)	17,335	18,036,373
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	4,460	4,562,449
3.65%, 02/15/24 (Call 11/15/23)(a)	6,534	6,962,932
3.70%, 10/17/23 (Call 09/17/23)	9,663	10,285,933
4.00%, 04/17/25 (Call 02/17/25)(a)	11,317	12,499,325
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(b)	4,585	4,949,415
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(a)	2,352	2,360,011
2.05%, 11/15/24 (Call 10/15/24)(a)	4,562	4,768,003
2.30%, 08/15/26 (Call 05/15/26)	3,148	3,338,480
2.63%, 05/01/23 (Call 02/01/23)(a)	1,951	2,014,029
3.20%, 08/21/25 (Call 05/21/25)(a)	880	954,903
3.38%, 05/15/23 (Call 04/15/23)	6,185	6,488,072
Hormel Foods Corp., 0.65%, 06/03/24 (Call 06/03/22)	560	560,979
JM Smucker Co. (The), 3.50%, 03/15/25	1,291	1,403,374

Security	Par (000)	Value

Food (continued)
Kellogg Co.
2.65%, 12/01/23(a)	$7,470	$7,824,676
3.25%, 04/01/26(a)	4,132	4,517,346
Kerry Group Financial Services Unlimited Co., 3.20%, 04/09/23 (Call 01/09/23)(a)(b)	6,836	7,061,952
Kroger Co. (The)
3.50%, 02/01/26 (Call 11/01/25)(a)	1,609	1,775,194
3.85%, 08/01/23 (Call 05/01/23)	5,735	6,062,798
4.00%, 02/01/24 (Call 11/01/23)(a)	7,062	7,582,016
Land O’ Lakes Inc., 6.00%, 11/15/22 (Call 08/15/22)(a)(b)	86	90,346
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(a)(b)	2,486	2,451,280
2.70%, 04/01/25 (Call 03/01/25)(b)	5,942	6,307,297
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	7,423	7,338,040
3.15%, 08/15/24 (Call 06/15/24)	9,632	10,265,067
3.50%, 09/01/23 (Call 06/01/23)(a)	1,269	1,332,837
McCormick & Co. Inc/MD, 3.25%, 11/15/25 (Call 08/15/25)(a)	1,928	2,087,055
Mondelez International Holdings Netherlands BV
2.13%, 09/19/22(a)(b)	3,798	3,872,258
2.25%, 09/19/24 (Call 08/19/24)(a)(b)	9,537	9,941,078
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	5,257	5,353,974
3.63%, 02/13/26 (Call 12/13/25)(a)	1,311	1,441,621
Nestle Holdings Inc.
0.38%, 01/15/24(b)	5,687	5,670,856
0.63%, 01/15/26 (Call 12/15/25)(a)(b)	5,292	5,224,338
3.35%, 09/24/23 (Call 08/24/23)(b)	15,315	16,217,934
3.50%, 09/24/25 (Call 07/24/25)(a)(b)	6,390	7,028,581
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	7,740	8,479,247
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	4,467	4,860,788
3.55%, 03/15/25 (Call 01/15/25)(a)	3,109	3,380,693
3.75%, 10/01/25 (Call 07/01/25)(a)	5,503	6,051,424
5.65%, 04/01/25 (Call 03/01/25)	11,736	13,538,247
Tyson Foods Inc.
3.90%, 09/28/23 (Call 08/28/23)(a)	7,194	7,682,032
3.95%, 08/15/24 (Call 05/15/24)	11,389	12,358,852
4.00%, 03/01/26 (Call 01/01/26)	4,846	5,406,608

		317,942,438

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)(a)	818	885,403
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Call 11/14/24)(a)	4,685	5,042,231
Georgia-Pacific LLC
0.63%, 05/15/24(a)(b)	5,452	5,463,514
0.95%, 05/15/26 (Call 04/15/26)(a)(b)	2,266	2,249,380
1.75%, 09/30/25 (Call 08/30/25)(a)(b)	9,757	10,044,597
3.60%, 03/01/25 (Call 12/01/24)(b)	253	275,160
3.73%, 07/15/23 (Call 04/15/23)(a)(b)	3,775	3,978,505
7.38%, 12/01/25	68	85,703
8.00%, 01/15/24(a)	4,719	5,538,943
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)(a)	4,700	5,222,537
Inversiones CMPC SA, 4.75%, 09/15/24 (Call 06/15/24)(b)	100	109,001

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	$4,525	$5,644,938
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	1,987	2,120,121

		46,660,033

Gas — 0.4%
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(b)	5,957	6,536,969
Atmos Energy Corp., 0.63%, 03/09/23 (Call 10/01/21)	118	118,012
Brooklyn Union Gas Co. (The), 3.41%, 03/10/26 (Call 12/10/25)(b)	313	338,099
CenterPoint Energy Resources Corp.
0.70%, 03/02/23 (Call 10/01/21)	300	300,042
3.55%, 04/01/23 (Call 03/01/23)(a)	5,038	5,267,023
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(a)(b)	14,585	14,707,419
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	3,396	3,587,987
3.60%, 12/15/24 (Call 09/15/24)	3,143	3,386,379
Series A, 2.50%, 11/15/24 (Call 10/15/24)	8,524	8,928,453
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(b)	673	709,292
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)(a)	826	855,913
5.20%, 07/15/25 (Call 04/15/25)	219	245,399
5.50%, 01/15/26 (Call 12/15/25)	7,768	8,972,548
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	16,438	16,323,632
ONE Gas Inc.
0.85%, 03/11/23 (Call 10/01/21)	1,055	1,055,089
1.10%, 03/11/24 (Call 09/16/21)	440	440,058
3.61%, 02/01/24 (Call 11/01/23)	350	371,033
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(a)(b)	14,920	16,467,950
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)(a)	2,348	2,514,532
3.20%, 06/15/25 (Call 03/15/25)(a)	1,899	2,061,378
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	1,850	1,970,035
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)(a)	4,934	5,118,342
3.25%, 06/15/26 (Call 03/15/26)	5,975	6,474,890
3.88%, 11/15/25 (Call 08/15/25)	10	11,066

		106,761,540

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc.
3.40%, 03/01/26 (Call 01/01/26)	5,708	6,280,540
4.00%, 03/15/60 (Call 03/15/25)(a)(c)	7,407	7,960,896

		14,241,436

Health Care - Products — 0.8%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	6,815	7,300,855
3.40%, 11/30/23 (Call 09/30/23)(a)	14,363	15,274,159
3.88%, 09/15/25 (Call 06/15/25)(a)	4,835	5,379,872
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	3,550	3,774,622
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	7,018	7,238,220
3.45%, 03/01/24 (Call 02/01/24)	11,734	12,500,510
3.75%, 03/01/26 (Call 01/01/26)	7,575	8,389,897
3.85%, 05/15/25	6,304	6,948,947
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	5,379	5,884,806

Security	Par (000)	Value

Health Care - Products (continued)
DH Europe Finance II Sarl
2.05%, 11/15/22	$10,149	$10,365,635
2.20%, 11/15/24 (Call 10/15/24)(a)	9,421	9,833,867
Fresenius U.S. Finance II Inc., 4.50%, 01/15/23 (Call 10/17/22)(a)(b)	1,625	1,695,991
Medtronic Inc., 3.50%, 03/15/25(a)	15,192	16,590,321
Stryker Corp.
0.60%, 12/01/23 (Call 12/01/21)	1,540	1,540,201
1.15%, 06/15/25 (Call 05/15/25)(a)	10,696	10,751,703
3.38%, 05/15/24 (Call 02/15/24)(a)	9,614	10,287,597
3.38%, 11/01/25 (Call 08/01/25)	5,970	6,502,579
3.50%, 03/15/26 (Call 12/15/25)	5,782	6,350,744
Thermo Fisher Scientific Inc.
3.65%, 12/15/25 (Call 09/15/25)(a)	1,459	1,603,741
4.13%, 03/25/25 (Call 02/25/25)	14,675	16,205,021
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)(a)	4,143	4,459,121
3.55%, 04/01/25 (Call 01/01/25)	19,124	20,673,381
3.70%, 03/19/23 (Call 02/19/23)(a)	6,935	7,255,882

		196,807,672

Health Care - Services — 1.6%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	11,906	12,173,488
2.80%, 06/15/23 (Call 04/15/23)	11,309	11,733,454
3.50%, 11/15/24 (Call 08/15/24)	7,054	7,604,048
Anthem Inc.
0.45%, 03/15/23(a)	3,898	3,902,284
1.50%, 03/15/26 (Call 02/15/26)	9,086	9,234,005
2.38%, 01/15/25 (Call 12/15/24)	14,914	15,605,066
2.95%, 12/01/22 (Call 11/01/22)	8,406	8,660,977
3.30%, 01/15/23(a)	5,354	5,565,416
3.35%, 12/01/24 (Call 10/01/24)	12,503	13,500,327
3.50%, 08/15/24 (Call 05/15/24)	13,492	14,485,640
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(b)	817	881,804
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	6,365	6,448,254
2.76%, 10/01/24 (Call 07/01/24)	2,195	2,311,291
2.95%, 11/01/22	166	170,456
4.20%, 08/01/23	1,018	1,084,247
Dignity Health
3.13%, 11/01/22	160	164,807
3.81%, 11/01/24(a)	194	210,746
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(a)(b)	313	345,279
HCA Inc.
4.75%, 05/01/23	13,309	14,191,970
5.00%, 03/15/24	20,378	22,413,795
5.25%, 04/15/25	15,744	17,969,929
5.25%, 06/15/26 (Call 12/15/25)(a)	5,949	6,874,498
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(a)(b)	9,921	10,119,436
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(b)	9,223	9,233,461
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	6,950	6,924,473
2.90%, 12/15/22 (Call 11/15/22)(a)	6,260	6,446,898
3.15%, 12/01/22 (Call 09/01/22)	6,015	6,180,962
3.85%, 10/01/24 (Call 07/01/24)(a)	8,488	9,198,562
4.50%, 04/01/25 (Call 03/01/25)	11,408	12,725,965

122	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	$3,494	$3,530,311
2.30%, 12/01/24 (Call 11/01/24)(a)	7,731	8,074,776
3.25%, 09/01/24 (Call 07/01/24)(a)	8,979	9,574,595
3.60%, 02/01/25 (Call 11/01/24)	11,638	12,525,613
4.00%, 11/01/23 (Call 08/01/23)	3,229	3,433,435
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	546	554,225
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	3,492	3,824,365
3.50%, 03/30/25 (Call 12/30/24)(a)	1,826	1,974,185
4.25%, 04/01/24 (Call 01/01/24)(a)	2,799	3,028,198
Roche Holdings Inc.
0.45%, 03/05/24 (Call 02/05/24)(b)	1,924	1,924,306
0.99%, 03/05/26 (Call 02/05/26)(b)	1,087	1,086,895
2.63%, 05/15/26 (Call 02/15/26)(a)(b)	4,325	4,618,657
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	872	941,986
3.25%, 09/17/23 (Call 08/17/23)(b)	240	253,500
3.35%, 09/30/24 (Call 06/30/24)(b)	590	634,947
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	2,225	2,334,073
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)(a)	353	356,898
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/15/22)	1,040	1,040,352
1.15%, 05/15/26 (Call 04/15/26)	9,195	9,259,616
1.25%, 01/15/26(a)	5,339	5,407,040
2.38%, 10/15/22	10,536	10,787,178
2.38%, 08/15/24	12,008	12,652,536
2.75%, 02/15/23 (Call 11/15/22)(a)	8,080	8,326,952
2.88%, 03/15/23(a)	9,838	10,229,500
3.10%, 03/15/26(a)	5,442	5,951,406
3.50%, 06/15/23(a)	9,493	10,028,494
3.50%, 02/15/24(a)	8,915	9,566,410
3.70%, 12/15/25	3,270	3,650,630
3.75%, 07/15/25(a)	7,333	8,142,527
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)(b)	7,000	7,005,074
UPMC, Series D-1, 3.60%, 04/03/25	1,935	2,102,519

		399,182,737

Holding Companies - Diversified — 0.8%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(a)(b)	50	54,250
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	5,420	5,459,537
3.25%, 07/15/25 (Call 06/15/25)(a)	4,571	4,830,035
3.50%, 02/10/23 (Call 01/10/23)(a)	11,257	11,648,913
3.88%, 01/15/26 (Call 12/15/25)	11,676	12,562,176
4.20%, 06/10/24 (Call 05/10/24)	12,773	13,736,046
4.25%, 03/01/25 (Call 01/01/25)	5,213	5,621,734
Bain Capital Specialty Finance Inc., 2.95%, 03/10/26 (Call 02/10/26)	1,042	1,072,142
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(b)	5,000	4,941,688
2.75%, 09/16/26 (Call 08/19/26)	11,000	11,328,557
3.63%, 01/15/26 (Call 12/15/25)	8,355	8,877,986
3.65%, 07/14/23(a)	2,450	2,558,552
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	310	320,838
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(a)(b)	1,507	1,599,079

Security	Par (000)	Value

Holding Companies - Diversified (continued)
FS KKR Capital Corp.
3.40%, 01/15/26 (Call 12/15/25)	$10,703	$11,166,014
4.13%, 02/01/25 (Call 01/01/25)	6,643	7,064,394
4.25%, 02/14/25 (Call 01/14/25)(b)	275	291,273
4.63%, 07/15/24 (Call 06/15/24)	4,247	4,568,980
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	5,890	6,093,362
3.75%, 02/10/25 (Call 01/10/25)	7,998	8,542,624
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	9,000	8,928,246
2.50%, 08/24/26 (Call 07/24/26)	230	233,957
3.38%, 04/15/24 (Call 03/15/24)	4,436	4,655,119
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(a)(b)	300	309,598
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(b)	539	584,998
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	815	841,645
5.20%, 05/01/24(a)	4,882	5,298,751
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)(a)	6,161	6,470,656
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	1,000	1,009,574
3.40%, 07/15/26 (Call 06/15/26)	6,872	7,191,413
3.75%, 07/22/25 (Call 06/22/25)	9,064	9,584,810
4.00%, 03/30/25 (Call 02/28/25)(a)	2,926	3,105,953
4.25%, 01/15/26 (Call 12/15/25)	4,614	4,977,380
5.25%, 04/15/24 (Call 03/15/24)	1,002	1,097,137
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(a)(b)	883	945,457
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	2,500	2,514,190
3.75%, 06/17/26 (Call 05/17/26)(b)	1,405	1,491,733
4.75%, 12/15/25 (Call 11/15/25)(b)	3,761	4,141,754
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	6,685	6,792,027
3.71%, 01/22/26 (Call 12/22/25)	6,204	6,406,195
5.88%, 03/15/23	50	52,924
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	970	984,078
3.88%, 11/01/24 (Call 10/01/24)	3,418	3,658,817

		203,614,592

Home Builders — 0.3%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	13,090	13,068,955
2.50%, 10/15/24 (Call 09/15/24)(a)	8,766	9,188,205
2.60%, 10/15/25 (Call 09/15/25)	6,504	6,870,306
4.38%, 09/15/22 (Call 06/15/22)(a)	2,049	2,110,303
4.75%, 02/15/23 (Call 11/15/22)	4,794	5,029,933
5.75%, 08/15/23 (Call 05/15/23)(a)	3,274	3,561,461
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)(a)	4,836	5,254,459
4.75%, 11/15/22 (Call 08/15/22)(a)	872	904,700
4.75%, 05/30/25 (Call 02/28/25)	4,456	4,980,115
4.88%, 12/15/23 (Call 09/15/23)	2,608	2,818,283
5.25%, 06/01/26 (Call 12/01/25)	1,955	2,258,025
5.88%, 11/15/24 (Call 05/15/24)(a)	5,515	6,218,162
MDC Holdings Inc., 5.50%, 01/15/24 (Call 10/15/23)	4,550	4,936,750
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	9,170	9,418,593

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)(a)	$1,853	$2,160,227

		78,778,477

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)(a)	651	717,734
Panasonic Corp., 2.68%, 07/19/24 (Call 06/19/24)(b)	11,017	11,569,957
Whirlpool Corp.
3.70%, 03/01/23	2,907	3,044,590
3.70%, 05/01/25(a)	124	135,730
4.00%, 03/01/24	5,576	6,025,336

		21,493,347

Household Products & Wares — 0.2%
Avery Dennison Corp., 3.35%, 04/15/23 (Call 01/15/23)	2,740	2,833,629
Church & Dwight Co. Inc., 2.88%, 10/01/22	725	744,249
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	5,028	5,139,177
3.50%, 12/15/24 (Call 09/15/24)(a)	5,167	5,596,159
Kimberly-Clark Corp.
2.40%, 06/01/23(a)	1,185	1,228,217
2.65%, 03/01/25(a)	190	201,741
2.75%, 02/15/26(a)	1,606	1,736,576
3.05%, 08/15/25(a)	2,985	3,246,189
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	21,590	22,725,745
3.63%, 09/21/23 (Call 06/21/23)(a)(b)	1,889	1,994,642

		45,446,324

Insurance — 3.9%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)(a)	1,935	1,945,433
3.25%, 03/17/25(a)	3,430	3,709,339
3.63%, 11/15/24(a)	9,407	10,288,979
AIA Group Ltd., 3.20%, 03/11/25 (Call 12/11/24)(a)(b)	390	415,298
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(a)	124	135,050
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)(a)	2,223	2,208,308
3.15%, 06/15/23(a)	3,456	3,630,637
Series B, 5.75%, 08/15/53 (Call 08/15/23)(c)	7,973	8,653,097
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	1,976	2,1 60,315
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	11,108	11,680,476
3.75%, 07/10/25 (Call 04/10/25)	12,211	13,390,139
3.90%, 04/01/26 (Call 01/01/26)(a)	5,245	5,829,166
4.13%, 02/15/24(a)	9,483	10,269,586
Aon Corp., 2.20%, 11/15/22	5,358	5,475,769
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)(a)	6,602	7,081,569
3.88%, 12/15/25 (Call 09/15/25)	6,316	6,999,578
4.00%, 11/27/23 (Call 08/27/23)	6,618	7,067,686
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	1,645	1,783,042
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	6,160	6,584,924
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	4,032	4,500,788
Athene Global Funding
0.91%, 08/19/24(b)	20,000	20,032,200
0.95%, 01/08/24(b)	2,398	2,412,354
1.00%, 04/16/24(a)(b)	6,407	6,449,025

Security	Par (000)	Value

Insurance (continued)
1.20%, 10/13/23(b)	$3,300	$3,342,302
1.45%, 01/08/26(a)(b)	913	919,426
1.61%, 06/29/26(b)	20,129	20,250,535
2.50%, 01/14/25(b)	8,099	8,477,628
2.55%, 06/29/25(a)(b)	6,315	6,638,575
2.75%, 06/25/24(a)(b)	11,243	11,846,137
2.80%, 05/26/23(a)(b)	4,263	4,429,242
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	20,651	21,355,819
3.00%, 02/11/23(a)	4,529	4,708,726
3.13%, 03/15/26 (Call 12/15/25)(a)	15,284	16,723,007
Brighthouse Financial Global Funding
0.60%, 06/28/23(b)	2,066	2,067,779
1.00%, 04/12/24(b)	95	95,757
1.55%, 05/24/26(b)	323	326,488
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	7,513	8,211,989
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)(a)	6,165	6,651,225
4.50%, 03/01/26 (Call 12/01/25)(a)	3,978	4,506,025
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	2,055	2,325,514
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26)(a)(b)(c)(d)	5,200	5,642,000
5.10%, (Call 10/28/24)(a)(b)(c)(d)	2,750	3,035,312
Equitable Financial Life Global Funding
0.50%, 04/06/23(b)	2,260	2,262,676
0.50%, 11/17/23(b)	2,978	2,979,516
0.80%, 08/12/24(b)	19,505	19,544,191
1.00%, 01/09/26(b)	472	466,866
1.30%, 07/12/26(b)	20,235	20,282,818
1.40%, 07/07/25(b)	8,880	8,989,968
F&G Global Funding, 1.75%, 06/30/26(b)	6,075	6,176,127
Fairfax U.S. Inc., 4.88%, 08/13/24(a)(b)	1,062	1,161,675
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)(b)	5,332	6,117,093
Fidelity National Financial Inc., 5.50%, 09/01/22	886	930,566
First American Financial Corp.
4.30%, 02/01/23	2,481	2,603,375
4.60%, 11/15/24	530	584,800
GA Global Funding Trust
1.00%, 04/08/24(b)	2,839	2,859,426
1.63%, 01/15/26(b)	2,719	2,768,784
Globe Life Inc., 3.80%, 09/15/22(a)	605	626,178
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	2,727	2,701,622
Guardian Life Global Funding
0.88%, 12/10/25(b)	4,827	4,794,607
1.10%, 06/23/25(b)	6,052	6,098,041
1.25%, 05/13/26(b)	1,320	1,326,617
2.90%, 05/06/24(a)(b)	6,020	6,401,304
3.40%, 04/25/23(a)(b)	1,678	1,761,883
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	1,080	1,220,951
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(b)(c)(d)	7,596	7,890,317
Infinity Property and Casualty Corp., 5.00%, 09/19/22(a)	149	155,508
Intact U.S. Holdings Inc., 4.60%, 11/09/22(a)	100	104,348
Jackson National Life Global Funding 2.65%, 06/21/24(a)(b)	7,215	7,572,058

124	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.05%, 04/29/26(a)(b)	$3,006	$3,245,104
3.25%, 01/30/24(a)(b)	2,026	2,152,866
3.88%, 06/11/25(a)(b)	2,608	2,868,147
John Hancock Life Insurance Co., 7.38%, 02/15/24(a)(b)	306	353,540
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)(a)	120	130,936
Liberty Mutual Group Inc., 4.25%, 06/15/23(a)(b)	6,607	7,026,757
Lincoln National Corp.
3.35%, 03/09/25	817	884,337
4.00%, 09/01/23	2,949	3,153,501
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)(a)	7,992	8,254,608
3.75%, 04/01/26 (Call 01/01/26)(a)	3,793	4,223,521
Manulife Financial Corp., 4.15%, 03/04/26(a)	6,599	7,450,535
Markel Corp., 3.63%, 03/30/23(a)	2,077	2,174,104
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	3,600	3,742,288
3.50%, 06/03/24 (Call 03/03/24)	5,213	5,586,315
3.50%, 03/10/25 (Call 12/10/24)	2,994	3,248,190
3.75%, 03/14/26 (Call 12/14/25)(a)	582	645,808
3.88%, 03/15/24 (Call 02/15/24)(a)	14,240	15,365,163
4.05%, 10/15/23 (Call 07/15/23)	4,960	5,283,760
MassMutual Global Funding II
0.48%, 08/28/23(b)	1,243	1,245,934
0.60%, 04/12/24(b)	12,439	12,481,803
0.85%, 06/09/23(a)(b)	10,819	10,925,216
1.20%, 07/16/26(b)	405	404,764
2.50%, 10/17/22(a)(b)	3,953	4,052,956
2.75%, 06/22/24(a)(b)	10,073	10,671,659
2.95%, 01/11/25(a)(b)	373	398,235
3.40%, 03/08/26(a)(b)	2,448	2,693,648
3.60%, 04/09/24(a)(b)	480	516,851
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (Call 10/20/25)(a)(b)(c)	16,415	18,570,586
Met Tower Global Funding, 0.70%, 04/05/24(b)	254	254,463
MetLife Inc.
3.00%, 03/01/25(a)	6,498	6,965,719
3.60%, 04/10/24(a)	9,835	10,608,363
3.60%, 11/13/25 (Call 08/13/25)(a)	3,820	4,215,123
Series D, 4.37%, 09/15/23(a)	10,758	11,613,708
Metropolitan Life Global Funding I
0.40%, 01/07/24(b)	2,443	2,435,508
0.45%, 09/01/23(a)(b)	3,156	3,162,585
0.55%, 06/07/24(b)	165	164,604
0.90%, 06/08/23(a)(b)	8,253	8,334,930
0.95%, 07/02/25(a)(b)	9,274	9,291,028
1.95%, 01/13/23(a)(b)	10,135	10,356,275
3.00%, 01/10/23(a)(b)	8,338	8,639,693
3.60%, 01/11/24(a)(b)	5,064	5,434,804
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	775	972,220
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(b)(c)	115	118,737
New York Life Global Funding
0.40%, 10/21/23(a)(b)	7,578	7,587,286
0.55%, 04/26/24(b)	1,335	1,336,068
0.60%, 08/27/24(b)	5,000	5,001,242
0.85%, 01/15/26(b)	1,380	1,370,776
0.95%, 06/24/25(a)(b)	8,904	8,927,740
1.10%, 05/05/23(a)(b)	6,460	6,538,954
1.15%, 06/09/26(b)	12,130	12,218,205
2.00%, 01/22/25(a)(b)	7,756	8,087,525

Security	Par (000)	Value

Insurance (continued)
2.88%, 04/10/24(b)	$9,162	$9,711,187
2.90%, 01/17/24(a)(b)	5,437	5,739,211
Nippon Life Insurance Co.
4.70%, 01/20/46 (Call 01/20/26)(b)(c)	8,080	9,009,200
5.00%, 10/18/42 (Call 10/18/22)(a)(b)(c)	1,530	1,594,566
5.10%, 10/16/44 (Call 10/16/24)(b)(c)	23,288	25,704,130
Northwestern Mutual Global Funding
0.60%, 03/25/24(a)(b)	1,595	1,596,442
0.80%, 01/14/26(b)	2,382	2,357,017
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	3,415	3,819,211
4.88%, 10/01/24 (Call 09/01/24)	3,257	3,629,958
Pacific Life Global Funding II
0.50%, 09/23/23(a)(b)	2,135	2,140,124
1.20%, 06/24/25(b)	12,293	12,396,731
1.38%, 04/14/26(b)	6,555	6,615,361
Pricoa Global Funding I
0.80%, 09/01/25(b)	4,049	4,028,178
1.20%, 09/01/26(a)(b)	25,000	24,985,774
2.40%, 09/23/24(a)(b)	4,054	4,272,538
2.45%, 09/21/22(b)	295	301,971
3.45%, 09/01/23(a)(b)	4,339	4,617,872
Principal Financial Group Inc.
3.13%, 05/15/23(a)	1,448	1,510,436
3.30%, 09/15/22(a)	2,525	2,601,287
3.40%, 05/15/25 (Call 02/15/25)(a)	4,548	4,913,808
Principal Life Global Funding II
0.50%, 01/08/24(a)(b)	5,525	5,524,091
0.75%, 04/12/24(b)	7,988	8,011,751
0.75%, 08/23/24(a)(b)	2,445	2,448,939
0.88%, 01/12/26(b)	7,153	7,060,505
1.25%, 05/11/23(a)(b)	976	990,328
1.25%, 06/23/25(b)	8,393	8,450,397
1.25%, 08/16/26(a)(b)	2,095	2,099,598
2.25%, 11/21/24(a)(b)	8,376	8,742,030
3.00%, 04/18/26(a)(b)	4,156	4,471,074
Protective Life Global Funding
0.47%, 01/12/24(b)	1,832	1,826,539
0.50%, 04/12/23(b)	3,913	3,918,326
0.63%, 10/13/23(b)	4,181	4,199,187
0.78%, 07/05/24(b)	24,850	24,863,487
1.08%, 06/09/23(a)(b)	2,708	2,744,180
1.17%, 07/15/25(b)	10,349	10,381,301
1.62%, 04/15/26(b)	7,235	7,362,982
3.10%, 04/15/24(a)(b)	3,169	3,366,355
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(a)	3,207	3,268,368
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)(c)	2,755	2,959,457
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)(c)	11,674	12,963,311
5.63%, 06/15/43 (Call 06/15/23)(c)	6,710	7,165,797
5.88%, 09/15/42 (Call 09/15/22)(c)	12,558	13,185,670
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	850	1,062,192
Reinsurance Group of America Inc., 4.70%, 09/15/23(a)	480	518,885
Reliance Standard Life Global Funding II
2.15%, 01/21/23(b)	1,105	1,129,533
2.50%, 10/30/24(b)	2,105	2,194,862
2.75%, 05/07/25(a)(b)	718	756,774

S C H E D U L E O F I N V E S T M E N T S	125

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.85%, 09/19/23(b)	$8,896	$9,465,562
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)(a)	903	979,860
Security Benefit Global Funding, 1.25%, 05/17/24(b)	90	90,649
Sompo International Holdings Ltd., 4.70%, 10/15/22(a)	80	83,321
Sompo Japan Insurance Inc., 5.33%, 03/28/73 (Call 03/28/23)(b)(c)	210	223,125
Sumitomo Life Insurance Co., 6.50%, 09/20/73 (Call 09/20/23)(a)(b)(c)	2,235	2,470,792
Swiss Re America Holding Corp., 7.00%, 02/15/26(a)	46	57,449
Symetra Financial Corp., 4.25%, 07/15/24(a)	310	334,993
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24)(a)(b)(c)	1,920	2,011,636
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)(a)	2,048	2,307,617
Unum Group, 4.00%, 03/15/24(a)	2,799	3,009,744
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	9,776	10,390,683
3.65%, 06/15/26(a)	2,631	2,914,301
5.65%, 05/15/53 (Call 05/15/23)(c)	1,666	1,762,328
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)(a)	8,605	9,212,740
XLIT Ltd., 4.45%, 03/31/25(a)	6,142	6,873,795

		999,423,763

Internet — 1.2%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)(a)	5,495	5,698,257
3.60%, 11/28/24 (Call 08/28/24)(a)	19,956	21,518,730
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	5,771	5,722,025
2.00%, 08/15/26 (Call 05/15/26)	4,253	4,470,794
3.38%, 02/25/24(a)	4,380	4,704,823
Amazon.com Inc.
0.25%, 05/12/23	6,025	6,037,947
0.40%, 06/03/23	7,843	7,878,205
0.45%, 05/12/24(a)	11,004	11,009,686
0.80%, 06/03/25 (Call 05/03/25)	5,824	5,839,343
1.00%, 05/12/26 (Call 04/12/26)(a)	10,668	10,725,345
2.40%, 02/22/23 (Call 01/22/23)	17,372	17,896,692
2.50%, 11/29/22 (Call 08/29/22)	2,318	2,369,626
2.80%, 08/22/24 (Call 06/22/24)	24,224	25,795,145
3.80%, 12/05/24 (Call 09/05/24)	10,382	11,388,327
5.20%, 12/03/25 (Call 09/03/25)	3,307	3,871,287
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)(a)	5,378	5,695,141
3.50%, 11/28/22(a)	705	728,333
3.88%, 09/29/23 (Call 08/29/23)	11,976	12,694,595
4.13%, 06/30/25(a)	1,845	2,032,360
4.38%, 05/14/24 (Call 04/14/24)	833	905,859
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)(a)	6,823	7,066,253
3.60%, 06/01/26 (Call 03/01/26)(a)	4,375	4,844,136
3.65%, 03/15/25 (Call 12/15/24)(a)	4,808	5,233,625
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	10,310	10,396,729
1.90%, 03/11/25 (Call 02/11/25)	10,900	11,274,960
2.75%, 01/30/23 (Call 12/30/22)(a)	11,264	11,627,998
3.45%, 08/01/24 (Call 05/01/24)	4,949	5,314,224
Expedia Group Inc.
3.60%, 12/15/23 (Call 11/15/23)	6,589	6,990,604

Security	Par (000)	Value

Internet (continued)
4.50%, 08/15/24 (Call 05/15/24)(a)	$3,875	$4,216,487
5.00%, 02/15/26 (Call 11/15/25)	6,572	7,437,594
6.25%, 05/01/25 (Call 02/01/25)(b)	11,305	13,046,635
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(a)(b)	5,365	5,239,521
TD Ameritrade Holding Corp.
3.63%, 04/01/25 (Call 01/01/25)(a)	875	955,360
3.75%, 04/01/24 (Call 03/01/24)(a)	4,258	4,594,561
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(b)	619	626,637
2.99%, 01/19/23 (Call 12/19/22)(a)(b)	11,098	11,430,607
3.28%, 04/11/24 (Call 03/11/24)(a)(b)	3,015	3,198,918
3.58%, 04/11/26 (Call 02/11/26)(b)	620	674,425
3.80%, 02/11/25(a)(b)	380	411,533
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)	794	786,373
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)(a)	5,460	6,170,422
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	5,500	5,756,996

		294,277,118

Iron & Steel — 0.3%
ArcelorMittal SA, 3.60%, 07/16/24(a)	95	101,175
Gerdau Trade Inc., 4.75%, 04/15/23(b)	167	177,272
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(b)	1,357	1,520,532
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	8,170	8,463,721
4.00%, 08/01/23 (Call 05/01/23)(a)	5,197	5,505,020
4.13% 09/15/22 (Call 06/15/22)(a)	7,110	7,321,357
POSCO
2.38%, 11/12/22(b)	1,613	1,644,631
2.38%, 01/17/23(a)(b)	1,791	1,829,202
2.50%, 01/17/25(b)	5,195	5,396,014
2.75%, 07/15/24(b)	561	589,072
4.00%, 08/01/23(a)(b)	6,688	7,089,280
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)(a)	3,619	3,631,921
4.50%, 04/15/23 (Call 01/15/23)	5,479	5,768,670
Severstal OAO Via Steel Capital SA, 3.15%, 09/16/24(b)	5,000	5,222,500
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	5,794	6,041,381
2.80%, 12/15/24 (Call 11/15/24)	3,971	4,184,588
Vale Overseas Ltd., 6.25%, 08/10/26(a)	10,827	13,055,576

		77,541,912

Leisure Time — 0.0%
Brunswick Corp., 0.85%, 08/18/24 (Call 08/18/22)	5,090	5,092,443
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	2,579	2,769,957

		7,862,400

Lodging — 0.4%
Genting New York LLC/GENNY Capital Inc., 3.30%, 02/15/26 (Call 01/15/26)(b)	5,308	5,317,420
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	5,115	5,314,844
4.85%, 03/15/26 (Call 12/15/25)	2,172	2,422,986
5.38%, 04/23/25 (Call 03/23/25)	3,252	3,639,141
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(a)	4,880	5,041,402
3.20%, 08/08/24 (Call 07/08/24)	18,129	18,838,067
3.50%, 08/18/26 (Call 06/18/26)(a)	3,711	3,899,354

126	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Marriott International Inc./MD
3.13%, 02/15/23 (Call 11/15/22)	$3,330	$3,421,734
3.60%, 04/15/24 (Call 03/15/24)	6,125	6,534,589
3.75%, 03/15/25 (Call 12/15/24)	3,120	3,354,382
3.75%, 10/01/25 (Call 07/01/25)	1,517	1,634,690
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	17,588	20,205,616
Series R, 3.13%, 06/15/26 (Call 03/15/26)	3,769	4,026,455
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	2,457	2,621,499
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	55	58,394
4.60%, 08/08/23 (Call 07/08/23)	8,607	9,088,992
5.13%, 08/08/25 (Call 06/08/25)	11,652	12,956,325

		108,375,890

Machinery — 1.2%
Caterpillar Financial Services Corp.
0.25%, 03/01/23(a)	3,320	3,318,583
0.45%, 09/14/23(a)	5,465	5,478,240
0.45%, 05/17/24(a)	6,932	6,936,079
0.65%, 07/07/23(a)	6,997	7,037,766
0.80%, 11/13/25(a)	8,315	8,303,228
0.90%, 03/02/26	1,173	1,173,271
1.45%, 05/15/25(a)	6,031	6,173,063
1.90%, 09/06/22	3,901	3,964,055
1.95%, 11/18/22(a)	2,129	2,173,883
2.15%, 11/08/24	10,150	10,640,734
2.40%, 08/09/26	2,115	2,255,486
2.55%, 11/29/22(a)	2,612	2,686,366
2.63%, 03/01/23(a)	1,754	1,812,883
2.85%, 05/17/24(a)	6,860	7,304,494
3.25%, 12/01/24(a)	6,654	7,251,118
3.30%, 06/09/24(a)	5,367	5,787,739
3.45%, 05/15/23	10,259	10,805,075
3.65%, 12/07/23	7,022	7,542,708
3.75%, 11/24/23	5,522	5,950,652
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)(a)	10,333	11,076,825
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	6,560	6,558,576
1.88%, 01/15/26 (Call 12/15/25)(a)	5,978	6,110,575
1.95%, 07/02/23(a)	3,621	3,709,044
4.20%, 01/15/24	5,788	6,241,146
CNH Industrial NV, 4.50%, 08/15/23	8,178	8,767,564
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	20	21,549
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	10,193	10,858,858
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	2,310	2,495,392
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	2,090	2,134,104
4.00%, 11/15/23 (Call 08/15/23)(a)	378	399,457
John Deere Capital Corp.
0.25%, 01/17/23(a)	3,895	3,898,332
0.40%, 10/10/23	4,026	4,038,620
0.45%, 01/17/24(a)	6,482	6,485,380
0.45%, 06/07/24(a)	5,532	5,534,138
0.70%, 07/05/23	3,917	3,948,588
0.70%, 01/15/26(a)	7,624	7,558,790
1.05%, 06/17/26(a)	21,114	21,156,257
1.20%, 04/06/23	3,003	3,045,781
2.05%, 01/09/25	7,657	8,005,459
2.60%, 03/07/24(a)	7,617	8,023,420
2.65%, 06/24/24(a)	5,803	6,150,407
2.65%, 06/10/26(a)	2,788	3,004,454

Security	Par (000)	Value

Machinery (continued)
2.70%, 01/06/23(a)	$3,256	$3,363,158
2.80%, 01/27/23(a)	3,523	3,647,889
2.80%, 03/06/23(a)	6,703	6,958,521
3.35%, 06/12/24(a)	4,495	4,840,661
3.40%, 09/11/25(a)	960	1,054,621
3.45%, 06/07/23(a)	5,761	6,084,809
3.45%, 01/10/24	3,224	3,446,764
3.45%, 03/13/25	4,334	4,746,160
3.65%, 10/12/23	6,673	7,137,647
nVent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)(a)	3,496	3,649,237
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	5,857	6,068,170
Rockwell Automation Inc.
0.35%, 08/15/23 (Call 08/15/22)	320	320,073
2.88%, 03/01/25 (Call 12/01/24)(a)	738	783,719
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)(a)	6,209	6,622,453
4.38%, 08/15/23 (Call 05/15/23)	837	882,754
4.40%, 03/15/24 (Call 02/15/24)(a)	8,336	8,984,370

		314,409,145

Manufacturing — 0.8%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	5,335	5,442,168
2.00%, 02/14/25 (Call 01/14/25)(a)	7,831	8,149,550
2.25%, 03/15/23 (Call 02/15/23)(a)	6,891	7,082,255
2.65%, 04/15/25 (Call 03/15/25)	6,348	6,747,504
3.00%, 08/07/25(a)	2,907	3,143,402
3.25%, 02/14/24 (Call 01/14/24)(a)	10,687	11,378,689
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)(a)	2,479	2,665,630
3.75%, 11/15/22 (Call 08/15/22)	664	684,890
Eaton Corp., 2.75%, 11/02/22	15,542	15,981,062
General Electric Co.
3.10%, 01/09/23	3,333	3,452,187
3.38%, 03/11/24(a)	4,942	5,281,090
3.45%, 05/15/24 (Call 02/13/24)(a)	8,377	8,953,543
5.55%, 01/05/26	3,918	4,624,110
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)(a)	6,913	7,374,274
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	9,067	9,525,705
3.30%, 11/21/24 (Call 08/21/24)(a)	4,992	5,352,677
3.50%, 09/15/22(a)	728	751,604
Siemens Financieringsmaatschappij NV
0.40%, 03/11/23(a)(b)	4,615	4,630,664
0.65%, 03/11/24(a)(b)	5,255	5,285,211
1.20%, 03/11/26(a)(b)	23,657	23,745,427
2.00%, 09/15/23(b)	10,634	10,980,028
3.13%, 03/16/24(a)(b)	7,929	8,440,038
3.25%, 05/27/25(a)(b)	4,159	4,509,069
6.13%, 08/17/26(b)	3,528	4,336,075
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	1,443	1,573,945
4.00%, 03/15/26 (Call 12/15/25)(a)	3,164	3,522,149
4.30%, 03/01/24 (Call 12/01/23)	305	329,671
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23(a)	7,861	8,374,543

S C H E D U L E O F I N V E S T M E N T S	127

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	$3,162	$3,462,691
3.55%, 11/01/24 (Call 08/01/24)(a)	7,690	8,301,774

		194,081,625

Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (Call 01/01/24)	15,293	16,600,108
4.91%, 07/23/25 (Call 04/23/25)(a)	40,613	45,953,422
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	4,358	4,839,345
Comcast Corp.
3.10%, 04/01/25 (Call 03/01/25)	10,609	11,408,725
3.15%, 03/01/26 (Call 12/01/25)(a)	12,118	13,162,492
3.38%, 02/15/25 (Call 11/15/24)	7,056	7,634,707
3.38%, 08/15/25 (Call 05/15/25)(a)	10,502	11,442,233
3.60%, 03/01/24(a)	13,820	14,869,348
3.70%, 04/15/24 (Call 03/15/24)(a)	23,776	25,664,637
3.95%, 10/15/25 (Call 08/15/25)	25,793	28,779,571
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(b)	10,995	11,418,243
3.15%, 08/15/24 (Call 06/15/24)(b)	5,787	6,153,823
3.85%, 02/01/25 (Call 11/01/24)(a)(b)	2,393	2,605,393
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	11,799	12,218,926
3.45%, 03/15/25 (Call 12/15/24)(a)	1,122	1,204,749
3.80%, 03/13/24 (Call 01/13/24)(a)	1,664	1,777,540
3.90%, 11/15/24 (Call 08/15/24)(a)	5,297	5,738,430
3.95%, 06/15/25 (Call 03/15/25)(a)	6,494	7,108,947
4.90%, 03/11/26 (Call 12/11/25)	6,140	6,999,853
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	8,853	9,465,068
4.03%, 01/25/24 (Call 12/25/23)	17,091	18,414,014
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)(a)	100	111,341
6.63%, 03/18/25(a)	4,605	5,420,318
Sky Ltd.
3.13%, 11/26/22(b)	6,930	7,165,070
3.75%, 09/16/24(b)	14,865	16,206,269
TCI Communications Inc., 7.88%, 02/15/26	1,831	2,362,450
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)(a)	1,476	1,610,085
4.30%, 11/23/23 (Call 08/23/23)	4,667	5,007,272
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	13,239	14,802,754
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	4,000	4,151,087
2.35%, 12/01/22	8,306	8,520,003
3.00%, 02/13/26	4,257	4,610,089
3.15%, 09/17/25(a)	7,989	8,682,822
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	3,847	4,137,173
3.70%, 08/15/24 (Call 05/15/24)	6,331	6,817,198
3.88%, 04/01/24 (Call 01/01/24)	4,459	4,775,738
4.00%, 01/15/26 (Call 10/15/25)	6,512	7,224,019
4.75%, 05/15/25 (Call 04/15/25)	15,199	17,135,509
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)(a)	18,566	19,216,175
1.75%, 01/13/26(a)	15,968	16,497,663
3.00%, 09/15/22	11,566	11,882,054
3.35%, 03/24/25(a)	13,911	15,091,625

Security	Par (000)	Value

Media (continued)
3.70%, 09/15/24 (Call 06/15/24)	$6,513	$7,075,297
3.70%, 10/15/25 (Call 07/15/25)	4,001	4,422,192
4.00%, 10/01/23(a)	3,712	3,984,114

		460,367,891

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)(a)	10,964	11,238,074
3.25%, 06/15/25 (Call 03/15/25)	8,471	9,195,263
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)(a)	127	136,221
Worthington Industries Inc., 4.55%, 04/15/26(a)	1,247	1,400,785

		21,970,343

Mining — 0.6%
Anglo American Capital PLC
3.63%, 09/11/24(a)(b)	9,329	10,062,878
4.13%, 09/27/22(b)	90	92,953
4.88%, 05/14/25(a)(b)	2,466	2,780,945
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23(a)	5,859	6,282,791
6.42%, 03/01/26	252	310,156
Corp. Nacional del Cobre de Chile
4.50%, 08/13/23(b)	410	437,638
4.50%, 09/16/25(b)	7,594	8,497,737
Fresnillo PLC, 5.50%, 11/13/23(b)	3,811	4,196,902
Glencore Finance Canada Ltd., 4.25%, 10/25/22(b)	5,225	5,441,785
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(a)(b)	13,670	13,825,047
1.63%, 04/27/26 (Call 03/27/26)(a)(b)	2,290	2,297,945
3.00%, 10/27/22 (Call 09/27/22)(b)	1,016	1,041,497
4.00%, 04/16/25(a)(b)	1,201	1,311,948
4.13%, 05/30/23(b)	17,280	18,273,773
4.13%, 03/12/24 (Call 02/12/24)(b)	10,185	10,950,721
4.63%, 04/29/24(a)(b)	10,649	11,662,857
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(b)	12,527	13,655,808
5.71%, 11/15/23(b)	1,443	1,583,837
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	7,346	8,169,642
MMC Norilsk Nickel OJSC Via MMC Finance DAC
3.38%, 10/28/24 (Call 07/28/24)(b)	5,000	5,213,060
6.63%, 10/14/22(b)	9,463	10,043,422
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	1,071	1,113,215
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	13,551	14,933,853
Southern Copper Corp.
3.50%, 11/08/22	1,174	1,212,155
3.88%, 04/23/25	3,800	4,136,300

		157,528,865

Oil & Gas — 5.1%
Aker BP ASA
2.88%, 01/15/26 (Call 12/15/25)(b)	2,187	2,307,566
3.00%, 01/15/25 (Call 12/15/24)(a)(b)	8,261	8,725,269
BP Capital Markets America Inc.
2.75%, 05/10/23	11,838	12,313,995
2.94%, 04/06/23(a)	8,968	9,336,126
3.12%, 05/04/26 (Call 02/04/26)	1,842	2,001,029
3.19%, 04/06/25 (Call 03/06/25)	9,121	9,805,629
3.22%, 11/28/23 (Call 09/28/23)	10,339	10,924,185
3.22%, 04/14/24 (Call 02/14/24)	9,180	9,757,500
3.41%, 02/11/26 (Call 12/11/25)(a)	4,238	4,632,157
3.79%, 02/06/24 (Call 01/06/24)	9,987	10,713,458

128	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.80%, 09/21/25 (Call 07/21/25)	$10,493	$11,590,782
BP Capital Markets PLC
2.50%, 11/06/22	9,903	10,158,906
2.75%, 05/10/23	2,177	2,261,110
3.12%, 05/04/26 (Call 02/04/26)	881	946,252
3.51%, 03/17/25	10,234	11,135,083
3.54%, 11/04/24	9,163	9,934,494
3.81%, 02/10/24(a)	12,071	13,013,728
3.99%, 09/26/23(a)	7,976	8,562,740
4.38%, (Call 06/22/25)(c)(d)	22,789	24,270,285
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)(a)	11,672	12,008,617
2.95%, 01/15/23 (Call 12/15/22)	14,068	14,513,614
3.80%, 04/15/24 (Call 01/15/24)	6,398	6,855,890
3.90%, 02/01/25 (Call 11/01/24)	5,990	6,499,185
Cenovus Energy Inc.
3.80%, 09/15/23 (Call 06/15/23)	6,289	6,617,249
4.00%, 04/15/24 (Call 01/15/24)	3,501	3,743,347
5.38%, 07/15/25 (Call 04/15/25)(a)	12,000	13,620,950
Chevron Corp.
1.14%, 05/11/23(a)	10,025	10,174,113
1.55%, 05/11/25 (Call 04/11/25)	12,471	12,790,258
2.36%, 12/05/22 (Call 09/05/22)	14,521	14,835,786
2.57%, 05/16/23 (Call 03/16/23)(a)	12,065	12,484,821
2.90%, 03/03/24 (Call 01/03/24)(a)	11,985	12,668,936
2.95%, 05/16/26 (Call 02/16/26)	4,364	4,731,076
3.19%, 06/24/23 (Call 03/24/23)	8,741	9,137,530
3.33%, 11/17/25 (Call 08/17/25)(a)	7,345	8,025,932
Chevron USA Inc.
0.43%, 08/11/23(a)	7,381	7,404,081
0.69%, 08/12/25 (Call 07/12/25)(a)	13,101	13,021,907
3.90%, 11/15/24 (Call 08/15/24)(a)	5,429	5,949,502
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	6,970	7,534,681
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	5,035	5,394,692
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	14,801	15,312,274
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	18,096	19,597,178
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25(a)	16,775	18,004,261
3.75%, 05/02/23	4,515	4,725,049
CNPC General Capital Ltd., 3.40%, 04/16/23(a)(b)	8,717	9,080,956
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)(a)	5,862	5,987,076
3.35%, 11/15/24 (Call 08/15/24)	726	780,398
4.95%, 03/15/26 (Call 12/15/25)(a)	8,867	10,277,680
Delek & Avner Tamar Bond Ltd.
5.08%, 12/30/23(b)	235	238,610
5.41%, 12/30/25(b)	190	193,300
Devon Energy Corp.
5.25%, 09/15/24 (Call 06/15/24)(b)	5,091	5,650,094
5.85%, 12/15/25 (Call 09/15/25)	2,171	2,526,971
Diamondback Energy Inc.
0.90%, 03/24/23 (Call 10/01/21)	1,557	1,556,999
2.88%, 12/01/24 (Call 11/01/24)(a)	11,267	11,842,982
4.75%, 05/31/25 (Call 04/30/25)	2,890	3,235,430
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(b)	150	158,805
4.38%, 10/30/24(a)(b)	350	379,961
Eni SpA, Series X-R, 4.00%, 09/12/23(a)(b)	12,054	12,824,584

Security	Par (000)	Value

Oil & Gas (continued)
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	$15,130	$15,589,609
3.15%, 04/01/25 (Call 01/01/25)	2,219	2,381,202
4.15%, 01/15/26 (Call 10/15/25)	4,245	4,759,076
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	10,114	10,411,686
2.45%, 01/17/23	12,338	12,702,792
2.65%, 01/15/24	14,302	15,005,311
2.88%, 04/06/25 (Call 03/06/25)	17,312	18,483,310
3.25%, 11/10/24(a)	10,661	11,512,811
3.70%, 03/01/24(a)	15,267	16,456,293
7.15%, 11/15/25	944	1,168,079
7.75%, 06/15/23	3,020	3,415,360
Exxon Mobil Corp.
1.57%, 04/15/23	12,967	13,228,776
2.02%, 08/16/24 (Call 07/16/24)(a)	15,515	16,185,296
2.28%, 08/16/26 (Call 06/16/26)	4,119	4,347,043
2.71%, 03/06/25 (Call 12/06/24)	14,804	15,750,519
2.73%, 03/01/23 (Call 01/01/23)	6,832	7,046,815
2.99%, 03/19/25 (Call 02/19/25)	30,629	32,772,196
3.04%, 03/01/26 (Call 12/01/25)(a)	6,614	7,172,501
3.18%, 03/15/24 (Call 12/15/23)	7,815	8,295,774
GS Caltex Corp.
3.00%, 06/04/24(a)(b)	495	521,349
3.88%, 06/27/23(b)	1,480	1,559,959
Harvest Operations Corp.
3.00%, 09/21/22(a)(b)	6,000	6,159,540
4.20%, 06/01/23 (Call 05/01/23)(b)	5,363	5,679,953
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	1,400	1,558,010
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)(a)	3,601	3,808,600
HollyFrontier Corp.
2.63%, 10/01/23(a)	6,006	6,196,508
5.88%, 04/01/26 (Call 01/01/26)(a)	9,462	10,861,065
KazMunayGas National Co. JSC, 4.75%, 04/24/25(a)(b)	1,077	1,197,648
Lundin Energy Finance BV, 2.00%, 07/15/26 (Call 06/15/26)(a)(b)	8,465	8,530,787
Marathon Oil Corp., 3.85%, 06/01/25 (Call 09/03/21)	14,330	15,729,320
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	8,868	9,534,164
4.50%, 05/01/23 (Call 04/01/23)	16,155	17,116,736
4.70%, 05/01/25 (Call 04/01/25)	17,570	19,675,626
4.75%, 12/15/23 (Call 10/15/23)	8,520	9,222,963
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(a)(b)	10,365	10,235,944
4.30%, 05/20/23(b)	10,747	11,351,519
Petronas Capital Ltd., 3.50%, 03/18/25(b)	12,272	13,257,156
Phillips 66
0.90%, 02/15/24 (Call 11/19/21)(a)	1,662	1,662,943
1.30%, 02/15/26 (Call 01/15/26)	1,954	1,952,970
3.70%, 04/06/23(a)	5,032	5,284,545
3.85%, 04/09/25 (Call 03/09/25)(a)	12,595	13,770,016
Pioneer Natural Resources Co.
0.55%, 05/15/23	4,465	4,460,998
0.75%, 01/15/24 (Call 01/15/22)	2,290	2,273,873
1.13%, 01/15/26 (Call 12/15/25)(a)	3,578	3,544,555
4.45%, 01/15/26 (Call 10/15/25)(a)	4,112	4,614,112
Reliance Industries Ltd., 4.13%, 01/28/25(b)	5,605	6,115,928

S C H E D U L E O F I N V E S T M E N T S	129

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(b)	$6,850	$6,817,326
1.60%, 06/17/26 (Call 05/17/26)(b)	12,175	12,198,863
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(b)	1,380	1,392,130
1.63%, 11/24/25 (Call 10/24/25)(b)	12,368	12,491,680
2.88%, 04/16/24(b)	16,925	17,716,074
Shell International Finance BV
0.38%, 09/15/23(a)	9,086	9,095,796
2.00%, 11/07/24 (Call 10/07/24)(a)	17,896	18,654,427
2.25%, 01/06/23	7,312	7,505,344
2.38%, 04/06/25 (Call 03/06/25)	20,018	21,016,227
2.88%, 05/10/26(a)	4,730	5,108,873
3.25%, 05/11/25(a)	16,827	18,231,718
3.40%, 08/12/23(a)	7,493	7,948,522
3.50%, 11/13/23 (Call 10/13/23)(a)	11,748	12,532,094
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(b)	6,010	6,245,171
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	6,278	6,740,313
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(a)(b)	9,085	9,901,021
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(a)(b)	12,166	13,039,722
Sinopec Group Overseas Development 2016 Ltd., 3.50%, 05/03/26(b)	2,187	2,395,036
Sinopec Group Overseas Development 2017 Ltd., 2.50%, 09/13/22(b)	9,695	9,877,663
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(b)	292	293,437
2.15%, 05/13/25 (Call 04/13/25)(b)	16,774	17,281,387
2.50%, 08/08/24 (Call 07/08/24)(b)	7,817	8,138,697
2.50%, 11/12/24 (Call 10/12/24)(b)	5,880	6,156,912
3.75%, 09/12/23(b)	2,238	2,369,168
4.13%, 09/12/25(a)(b)	3,591	3,986,280
Suncor Energy Inc.
2.80%, 05/15/23(a)	7,820	8,110,655
3.10%, 05/15/25 (Call 04/15/25)(a)	9,645	10,286,024
3.60%, 12/01/24 (Call 09/28/21)(a)	9,016	9,719,369
7.88%, 06/15/26	395	498,997
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(a)(b)	7,625	7,815,625
4.00%, 08/15/26(b)	2,500	2,709,870
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	14,478	15,134,004
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)(a)	16,404	17,227,973
2.70%, 01/25/23(a)	7,474	7,729,134
3.70%, 01/15/24(a)	13,448	14,452,859
3.75%, 04/10/24(a)	7,209	7,796,833
Valero Energy Corp.
1.20%, 03/15/24(a)	9,566	9,640,157
2.70%, 04/15/23	8,970	9,263,608
2.85%, 04/15/25 (Call 03/15/25)	18,216	19,224,929
3.65%, 03/15/25(a)	3,465	3,751,411
Woodside Finance Ltd., 3.65%, 03/05/25 (Call 12/05/24)(b)	13,648	14,603,731

		1,290,435,365

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	15,385	15,844,734
COSL Finance BVI Ltd., 3.25%, 09/06/22(a)(b)	8,365	8,524,521

Security	Par (000)	Value

Oil & Gas Services (continued)
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	$7,840	$8,229,688
3.80%, 11/15/25 (Call 08/15/25)	6,885	7,581,600
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (Call 08/17/25)	3,890	3,950,603
2.65%, 11/20/22 (Call 10/20/22)(b)	9,503	9,734,100
Schlumberger Holdings Corp.
3.63%, 12/21/22 (Call 10/21/22)(b)	224	230,875
3.75%, 05/01/24 (Call 04/01/24)(a)(b)	10,996	11,796,474
4.00%, 12/21/25 (Call 09/21/25)(b)	6,031	6,696,100
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)(a)	14,819	15,763,664

		88,352,359

Packaging & Containers — 0.3%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)(a)	3,260	3,574,493
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)(b)	5,420	5,437,086
1.57%, 01/15/26 (Call 12/15/25)(a)(b)	15,000	15,132,300
4.88%, 07/15/26 (Call 07/15/22)(b)	265	279,456
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	269	298,424
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(b)	11,212	11,171,280
1.51%, 04/15/26 (Call 03/15/26)(a)(b)	11,536	11,542,175
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	2,126	2,291,308
4.50%, 11/01/23 (Call 08/01/23)	1,652	1,775,122
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(b)	3,210	3,159,828
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	477	497,256
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	7,487	7,913,992
3.75%, 03/15/25 (Call 01/15/25)(a)	3,628	3,946,429
4.65%, 03/15/26 (Call 01/15/26)(a)	3,845	4,381,857

		71,401,006

Pharmaceuticals — 4.3%
AbbVie Inc.
2.30%, 11/21/22	25,818	26,405,121
2.60%, 11/21/24 (Call 10/21/24)	34,524	36,376,594
2.85%, 05/14/23 (Call 03/14/23)	11,464	11,891,501
2.90%, 11/06/22	23,732	24,422,808
3.20%, 11/06/22 (Call 09/06/22)	11,025	11,336,643
3.20%, 05/14/26 (Call 02/14/26)	9,084	9,862,461
3.25%, 10/01/22 (Call 07/01/22)	15,140	15,505,999
3.60%, 05/14/25 (Call 02/14/25)	33,355	36,257,707
3.75%, 11/14/23 (Call 10/14/23)(a)	12,497	13,336,539
3.80%, 03/15/25 (Call 12/15/24)	27,479	29,965,025
3.85%, 06/15/24 (Call 03/15/24)	10,744	11,601,884
AmerisourceBergen Corp.
0.74%, 03/15/23 (Call 03/15/22)(a)	7,715	7,727,649
3.25%, 03/01/25 (Call 12/01/24)(a)	1,335	1,428,740
3.40%, 05/15/24 (Call 02/15/24)(a)	8,147	8,655,087
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/28/22)	5,784	5,791,457
1.20%, 05/28/26 (Call 04/28/26)	6,430	6,463,996
AstraZeneca PLC
0.30%, 05/26/23(a)	15,625	15,607,683
0.70%, 04/08/26 (Call 03/08/26)(a)	1,903	1,870,093
3.38%, 11/16/25	13,436	14,723,744

130	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.50%, 08/17/23 (Call 07/17/23)(a)	$9,482	$10,026,566
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	8,950	9,495,735
3.88%, 12/15/23 (Call 11/15/23)(b)	24,237	25,848,959
4.25%, 12/15/25 (Call 10/15/25)(b)	22,746	25,323,528
5.50%, 08/15/25(b)	841	956,657
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	12,063	12,904,941
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)(a)	8,590	9,172,392
3.73%, 12/15/24 (Call 09/15/24)	4,386	4,761,358
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 11/13/21)(a)	2,747	2,748,459
0.75%, 11/13/25 (Call 10/13/25)(a)	5,116	5,083,524
2.75%, 02/15/23 (Call 01/15/23)(a)	2,852	2,950,166
2.90%, 07/26/24 (Call 06/26/24)(a)	19,160	20,420,345
3.20%, 06/15/26 (Call 04/15/26)	4,332	4,758,112
3.25%, 02/20/23 (Call 01/20/23)(a)	13,268	13,814,175
3.25%, 11/01/23(a)	934	991,687
3.63%, 05/15/24 (Call 02/15/24)	915	984,732
3.88%, 08/15/25 (Call 05/15/25)	15,549	17,230,418
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)(a)	9,643	10,211,525
3.20%, 03/15/23(a)	6,957	7,241,296
3.50%, 11/15/24 (Call 08/15/24)(a)	2,287	2,456,123
3.75%, 09/15/25 (Call 06/15/25)(a)	5,274	5,802,570
Cigna Corp.
0.61%, 03/15/24 (Call 03/15/22)	6,840	6,841,375
1.25%, 03/15/26 (Call 02/15/26)(a)	2,635	2,650,201
3.00%, 07/15/23 (Call 05/16/23)	9,336	9,734,342
3.05%, 11/30/22 (Call 10/31/22)(a)	4,559	4,701,212
3.25%, 04/15/25 (Call 01/15/25)	11,110	11,981,643
3.50%, 06/15/24 (Call 03/17/24)	6,847	7,333,912
3.75%, 07/15/23 (Call 06/15/23)	11,896	12,598,964
4.13%, 11/15/25 (Call 09/15/25)	25,171	28,121,940
4.50%, 02/25/26 (Call 11/27/25)	5,369	6,097,752
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	11,865	12,510,895
2.75%, 12/01/22 (Call 09/01/22)	15,833	16,214,688
2.88%, 06/01/26 (Call 03/01/26)(a)	7,430	7,972,008
3.00%, 08/15/26 (Call 06/15/26)(a)	4,277	4,617,220
3.38%, 08/12/24 (Call 05/12/24)	8,688	9,291,714
3.70%, 03/09/23 (Call 02/09/23)	12,943	13,546,678
3.88%, 07/20/25 (Call 04/20/25)	25,848	28,474,170
4.00%, 12/05/23 (Call 09/05/23)(a)	1,617	1,728,706
4.10%, 03/25/25 (Call 01/25/25)	9,550	10,524,178
4.75%, 12/01/22 (Call 09/01/22)	9,367	9,763,848
5.00%, 12/01/24 (Call 09/01/24)	3,247	3,643,808
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	6,157	6,566,346
EMD Finance LLC, 3.25%, 03/19/25
(Call 12/19/24)(a)(b)	15,389	16,531,055
Evernorth Health Inc.
3.50%, 06/15/24 (Call 03/17/24)(a)	462	492,555
4.50%, 02/25/26 (Call 11/27/25)	260	291,913
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	4,945	5,136,136
3.38%, 05/15/23	12,310	12,942,291
3.63%, 05/15/25(a)	5,611	6,164,223
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	12,321	12,340,586
3.00%, 06/01/24 (Call 05/01/24)	12,367	13,151,795

Security	Par (000)	Value

Pharmaceuticals (continued)
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	$5,786	$5,735,774
2.05%, 03/01/23 (Call 01/01/23)(a)	2,855	2,923,386
2.45%, 03/01/26 (Call 12/01/25)(a)	9,737	10,386,664
2.63%, 01/15/25 (Call 11/15/24)(a)	10,389	11,020,263
3.38%, 12/05/23(a)	3,522	3,768,685
6.73%, 11/15/23(a)	208	236,526
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	2,815	2,785,099
1.30%, 08/15/26 (Call 07/15/26)	15,000	14,974,012
2.70%, 12/15/22 (Call 09/15/22)	1,279	1,308,400
2.85%, 03/15/23 (Call 12/15/22)(a)	9,175	9,455,246
3.80%, 03/15/24 (Call 12/15/23)(a)	7,707	8,263,348
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	5,452	6,116,542
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	3,831	3,814,474
2.75%, 02/10/25 (Call 11/10/24)	11,821	12,599,086
2.80%, 05/18/23(a)	19,235	20,034,441
2.90%, 03/07/24 (Call 02/07/24)(a)	10,854	11,471,619
Mylan Inc.
3.13%, 01/15/23(b)	9,077	9,384,777
4.20%, 11/29/23 (Call 08/29/23)	7,126	7,624,635
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	7,023	7,255,943
2.40%, 09/21/22	6,280	6,425,214
3.00%, 11/20/25 (Call 08/20/25)(a)	7,077	7,661,100
3.40%, 05/06/24	7,099	7,637,646
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)(a)	7,527	8,042,091
4.38%, 03/15/26 (Call 12/15/25)	4,574	4,983,456
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	9,259	9,271,520
2.75%, 06/03/26(a)	3,853	4,184,197
2.95%, 03/15/24 (Call 02/15/24)	8,966	9,533,527
3.00%, 06/15/23(a)	11,551	12,099,809
3.20%, 09/15/23 (Call 08/15/23)	6,953	7,342,297
3.40%, 05/15/24	3,000	3,233,940
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)(a)	11,367	11,960,902
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	17,951	18,743,858
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	17,196	18,572,757
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)(a)	11,459	12,701,614
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)(b)	11,342	11,523,905
Wyeth LLC
6.45%, 02/01/24(a)	5,009	5,729,868
7.25%, 03/01/23	3,405	3,755,486
Zeneca Wilmington Inc., 7.00%, 11/15/23	400	453,891
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)(a)	16,046	16,585,253
4.50%, 11/13/25 (Call 08/13/25)	5,686	6,447,759

		1,100,429,163

Pipelines — 2.9%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	170	175,071
4.95%, 12/15/24 (Call 09/15/24)	6,740	7,491,010
5.95%, 06/01/26 (Call 03/01/26)	2,392	2,818,543

S C H E D U L E O F I N V E S T M E N T S	131

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	$20,079	$22,811,366
7.00%, 06/30/24 (Call 01/01/24)	13,405	15,202,181
Colonial Pipeline Co., 3.75%, 10/01/25
(Call 07/01/25)(b)	1,085	1,187,819
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	1,856	2,075,576
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	10,062	11,256,831
Eastern Gas Transmission & Storage Inc., 3.60%, 12/15/24 (Call 09/15/24)(b)	1,550	1,670,025
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	3,812	4,052,912
Enbridge Energy Partners LP, 5.88%, 10/15/25
(Call 07/15/25)	5,104	5,989,768
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	9,583	10,044,348
3.50%, 06/10/24 (Call 03/10/24)	7,523	8,044,180
4.00%, 10/01/23 (Call 07/01/23)	6,861	7,284,525
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)(a)	12,527	13,149,117
3.45%, 01/15/23 (Call 10/15/22)	2,297	2,365,318
3.60%, 02/01/23 (Call 11/01/22)	9,241	9,556,604
3.90%, 07/15/26 (Call 04/15/26)	2,087	2,291,126
4.05%, 03/15/25 (Call 12/15/24)	12,571	13,617,528
4.25%, 03/15/23 (Call 12/15/22)	12,897	13,483,290
4.25%, 04/01/24 (Call 01/01/24)	4,834	5,185,882
4.50%, 04/15/24 (Call 03/15/24)	9,465	10,279,896
4.75%, 01/15/26 (Call 10/15/25)	7,278	8,159,539
4.90%, 02/01/24 (Call 11/01/23)	3,001	3,246,049
5.88%, 01/15/24 (Call 10/15/23)	9,180	10,116,655
5.95%, 12/01/25 (Call 09/01/25)	5,047	5,890,864
7.60%, 02/01/24 (Call 11/01/23)	1,641	1,852,999
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	8,566	9,119,086
Energy Transfer Partners LP/Regency Energy
Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	4,645	4,963,329
5.00%, 10/01/22 (Call 07/01/22)	5,398	5,588,549
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)(a)	14,842	15,384,674
3.70%, 02/15/26 (Call 11/15/25)	1,616	1,786,213
3.75%, 02/15/25 (Call 11/15/24)(a)	20,036	21,772,631
3.90%, 02/15/24 (Call 11/15/23)	11,366	12,180,311
Series D, 4.88%, 08/16/77 (Call 08/16/22),
(3 mo. LIBOR US + 2.986%)(c)	11,190	10,972,185
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25 (Call 04/15/25)(a)(b)	191	211,729
Gray Oak Pipeline LLC
2.00%, 09/15/23(a)(b)	555	565,679
2.60%, 10/15/25 (Call 09/15/25)(a)(b)	3,032	3,120,759
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	451	503,525
6.19%, 11/01/25(a)(b)	300	355,719
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	5,158	5,338,818
3.50%, 09/01/23 (Call 06/01/23)	8,379	8,799,389
4.15%, 02/01/24 (Call 11/01/23)	7,893	8,467,267
4.25%, 09/01/24 (Call 06/01/24)	7,282	7,938,567
4.30%, 05/01/24 (Call 02/01/24)	6,721	7,282,089

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	$11,497	$11,900,075
4.30%, 06/01/25 (Call 03/01/25)(a)	19,288	21,359,201
5.63%, 11/15/23 (Call 08/15/23)(b)	8,440	9,235,553
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	270	285,791
5.00%, 03/01/26 (Call 12/01/25)	3,079	3,534,627
Midwest Connector Capital Co. LLC, 3.90%, 04/01/24 (Call 03/01/24)(b)	5,091	5,335,699
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	8,403	8,509,370
3.38%, 03/15/23 (Call 02/15/23)	7,707	8,023,288
3.50%, 12/01/22 (Call 11/01/22)	5,648	5,840,528
4.00%, 02/15/25 (Call 11/15/24)	6,198	6,749,932
4.50%, 07/15/23 (Call 04/15/23)(a)	11,033	11,719,284
4.88%, 12/01/24 (Call 09/01/24)	15,645	17,407,968
4.88%, 06/01/25 (Call 03/01/25)	14,534	16,348,799
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	3,320	3,413,865
2.75%, 09/01/24 (Call 08/01/24)	9,391	9,850,284
5.85%, 01/15/26 (Call 12/15/25)(a)	3,437	4,036,389
7.50%, 09/01/23 (Call 06/01/23)	2,781	3,108,979
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	10,757	11,011,258
4.90%, 03/15/25 (Call 12/15/24)	3,739	4,170,503
5.00%, 09/15/23 (Call 06/15/23)	363	389,008
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)(a)	9,427	9,803,439
3.61%, 02/15/25 (Call 11/15/24)	2,121	2,280,361
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	5,060	5,180,452
3.60%, 11/01/24 (Call 08/01/24)	10,891	11,609,536
3.85%, 10/15/23 (Call 07/15/23)	8,248	8,692,915
4.65%, 10/15/25 (Call 07/15/25)	14,605	16,274,644
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	17,732	18,914,510
5.63%, 03/01/25 (Call 12/01/24)(a)	19,450	22,165,273
5.75%, 05/15/24 (Call 02/15/24)	15,349	17,110,621
5.88%, 06/30/26 (Call 12/31/25)	6,953	8,207,930
Southern Natural Gas Co. LLC, 0.63%, 04/28/23 (Call 04/28/22)(b)	100	100,073
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	3,576	3,849,716
4.75%, 03/15/24 (Call 12/15/23)	11,267	12,280,903
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	3,556	3,903,230
Texas Eastern Transmission LP, 2.80%, 10/15/22 (Call 07/15/22)(b)	4,882	4,973,076
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)	8,842	9,362,279
4.88%, 01/15/26 (Call 10/15/25)(a)	14,178	16,271,075
Transcanada Trust, 5.63%, 05/20/75 (Call 05/20/25)(c)	3,492	3,780,579
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	7,040	8,858,125
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)(a)	10,747	11,135,640
3.90%, 01/15/25 (Call 10/15/24)(a)	9,957	10,801,051
4.00%, 09/15/25 (Call 06/15/25)	4,495	4,963,326
4.30%, 03/04/24 (Call 12/04/23)	10,772	11,618,580
4.50%, 11/15/23 (Call 08/15/23)	7,881	8,475,530

132	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.55%, 06/24/24 (Call 03/24/24)	$13,191	$14,447,859

		730,940,665

Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(a)(b)	1,819	2,067,430

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	3,653	3,991,876
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)(a)	4,002	4,606,069
Jones Lang LaSalle Inc., 4.40%, 11/15/22
(Call 08/15/22)	450	465,566
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23
(Call 12/23/22)(b)	650	670,039
Vonovia Finance BV, 5.00%, 10/02/23(b)	2,210	2,379,282

		12,112,832

Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	6,290	6,828,141
3.80%, 04/15/26 (Call 02/15/26)(a)	3,081	3,433,002
4.30%, 01/15/26 (Call 10/15/25)	1,226	1,375,489
American Campus Communities Operating Partnership LP
3.30%, 07/15/26 (Call 05/15/26)	193	208,000
3.75%, 04/15/23 (Call 01/15/23)	2,517	2,625,737
4.13%, 07/01/24 (Call 04/01/24)(a)	4,458	4,851,273
American Tower Corp.
0.60%, 01/15/24(a)	8,072	8,066,634
1.30%, 09/15/25 (Call 08/15/25)(a)	4,701	4,722,859
1.60%, 04/15/26 (Call 03/15/26)	9,765	9,864,759
2.40%, 03/15/25 (Call 02/15/25)	8,919	9,317,727
2.95%, 01/15/25 (Call 12/15/24)	6,193	6,567,478
3.00%, 06/15/23	11,647	12,156,391
3.38%, 05/15/24 (Call 04/15/24)	8,401	8,974,765
3.50%, 01/31/23(a)	5,551	5,789,205
4.00%, 06/01/25 (Call 03/01/25)	6,858	7,533,991
4.40%, 02/15/26 (Call 11/15/25)	2,849	3,209,864
5.00%, 02/15/24	11,188	12,337,696
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	1,321	1,360,551
2.95%, 09/15/22 (Call 09/13/21)(a)	1,034	1,055,408
2.95%, 05/11/26 (Call 02/11/26)(a)	1,325	1,432,480
3.45%, 06/01/25 (Call 03/03/25)(a)	5,596	6,096,879
3.50%, 11/15/24 (Call 08/15/24)(a)	2,810	3,032,981
3.50%, 11/15/25 (Call 08/15/25)(a)	1,105	1,210,609
4.20%, 12/15/23 (Call 09/16/23)(a)	6,729	7,226,948
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)(a)	3,705	3,871,683
3.20%, 01/15/25 (Call 10/15/24)(a)	5,029	5,370,185
3.65%, 02/01/26 (Call 11/03/25)(a)	7,073	7,786,528
3.80%, 02/01/24 (Call 11/01/23)	7,498	7,985,656
3.85%, 02/01/23 (Call 11/01/22)	14,212	14,755,158
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)	463	500,508
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 09/02/21)(a)	7,825	8,201,652
3.65%, 06/15/24 (Call 04/15/24)	2,367	2,538,786
3.85%, 02/01/25 (Call 11/01/24)	6,894	7,485,537
4.13%, 06/15/26 (Call 03/15/26)	2,564	2,867,063

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	$135	$138,532
3.50%, 09/15/24 (Call 06/15/24)(a)	594	635,866
4.25%, 01/15/24 (Call 10/15/23)	576	616,360
4.88%, 06/15/23 (Call 03/15/23)	5,268	5,615,586
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	10,544	11,103,554
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)(a)	2,035	2,163,932
4.15%, 04/01/25 (Call 01/01/25)(a)	1,747	1,888,282
Corporate Office Properties LP
2.25%, 03/15/26 (Call 02/15/26)(a)	1,378	1,421,243
5.00%, 07/01/25 (Call 04/01/25)	360	405,058
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	17,070	16,823,227
1.35%, 07/15/25 (Call 06/15/25)	8,198	8,257,735
3.15%, 07/15/23 (Call 06/15/23)(a)	9,306	9,744,345
3.20%, 09/01/24 (Call 07/01/24)	6,752	7,204,261
3.70%, 06/15/26 (Call 03/15/26)(a)	1,860	2,048,145
4.45%, 02/15/26 (Call 11/15/25)(a)	5,557	6,254,066
CubeSmart LP
4.00%, 11/15/25 (Call 08/15/25)(a)	251	277,090
4.38%, 12/15/23 (Call 09/15/23)(a)	1,390	1,496,507
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)(a)	6,329	6,633,931
Digital Realty Trust LP, 4.75%, 10/01/25
(Call 07/01/25)	3,582	4,065,683
Duke Realty LP
3.25%, 06/30/26 (Call 03/30/26)	760	826,344
3.75%, 12/01/24 (Call 09/01/24)	2,345	2,542,296
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	15,930	15,879,512
1.25%, 07/15/25 (Call 06/15/25)	10,622	10,636,496
1.45%, 05/15/26 (Call 04/15/26)	14,651	14,694,121
2.63%, 11/18/24 (Call 10/18/24)	4,229	4,443,981
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)(a)	8,615	8,923,201
3.38%, 06/01/25 (Call 03/01/25)	1,746	1,891,134
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)(a)	3,935	4,088,104
3.38%, 04/15/26 (Call 01/15/26)(a)	2,505	2,725,916
3.50%, 04/01/25 (Call 01/01/25)(a)	1,505	1,624,766
3.88%, 05/01/24 (Call 02/01/24)(a)	4,353	4,673,419
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)(a)	1,490	1,486,003
2.75%, 06/01/23 (Call 03/01/23)(a)	738	762,017
3.95%, 01/15/24 (Call 10/15/23)	2,108	2,256,774
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)(a)	1,864	1,969,510
5.25%, 06/01/25 (Call 03/01/25)	10,266	11,509,264
5.38%, 11/01/23 (Call 08/01/23)(a)	3,388	3,671,650
5.38%, 04/15/26 (Call 01/15/26)(a)	6,819	7,818,120
Healthcare Realty Trust Inc., 3.88%, 05/01/25 (Call 02/01/25)	680	735,584
Healthcare Trust of America Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	3,343	3,655,104
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	2,885	2,878,179
3.25%, 07/15/26 (Call 05/15/26)(a)	3,388	3,687,358
3.40%, 02/01/25 (Call 11/01/24)	663	710,850

S C H E D U L E O F I N V E S T M E N T S	133

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 06/01/25 (Call 03/01/25)(a)	$2,870	$3,159,563
Highwoods Realty LP, 3.63%, 01/15/23 (Call 10/15/22)(a)	2,098	2,164,994
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)(a)	2,828	3,010,130
Series D, 3.75%, 10/15/23 (Call 07/15/23)(a)	3,189	3,351,996
Series E, 4.00%, 06/15/25 (Call 03/15/25)	3,317	3,586,561
Series F, 4.50%, 02/01/26 (Call 11/01/25)	500	551,959
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)(a)	2,913	3,112,604
3.80%, 01/15/23 (Call 10/15/22)	530	548,625
4.38%, 10/01/25 (Call 07/01/25)(a)	228	253,089
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	3,094	3,233,807
3.13%, 06/01/23 (Call 03/01/23)(a)	2,835	2,947,101
3.30%, 02/01/25 (Call 12/01/24)	5,261	5,652,695
3.40%, 11/01/22 (Call 09/01/22)(a)	6,944	7,151,903
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)(a)	2,822	3,091,190
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	1,460	1,456,511
3.75%, 06/15/24 (Call 03/15/24)	1,223	1,315,127
4.00%, 11/15/25 (Call 08/15/25)(a)	1,927	2,136,741
4.30%, 10/15/23 (Call 07/15/23)(a)	526	562,396
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	2,773	2,991,122
4.00%, 11/15/25 (Call 08/15/25)(a)	1,530	1,695,875
Office Properties Income Trust
2.65%, 06/15/26 (Call 05/15/26)(a)	430	438,841
4.25%, 05/15/24 (Call 02/15/24)(a)	4,307	4,600,261
4.50%, 02/01/25 (Call 11/01/24)	5,431	5,872,124
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)(a)	2,549	2,706,161
4.50%, 01/15/25 (Call 10/15/24)(a)	2,130	2,337,470
4.95%, 04/01/24 (Call 01/01/24)	74	80,628
5.25%, 01/15/26 (Call 10/15/25)	3,394	3,871,640
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)(a)	75	77,831
4.45%, 03/15/24 (Call 12/15/23)	10	10,742
Post Apartment Homes LP, 3.38%, 12/01/22
(Call 09/01/22)	658	676,848
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	2,746	2,726,807
2.37%, 09/15/22 (Call 08/15/22)(a)	6,021	6,141,150
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)(a)	1,449	1,423,124
3.88%, 07/15/24 (Call 04/15/24)	2,882	3,119,230
3.88%, 04/15/25 (Call 02/15/25)	2,079	2,287,964
4.65%, 08/01/23 (Call 05/01/23)(a)	7,272	7,779,628
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	75	80,245
3.90%, 11/01/25 (Call 08/01/25)	635	698,521
Retail Opportunity Investments Partnership LP
4.00%, 12/15/24 (Call 09/15/24)(a)	125	134,072
5.00%, 12/15/23 (Call 09/15/23)(a)	2,171	2,340,771
Retail Properties of America Inc., 4.00%, 03/15/25
(Call 12/15/24)(a)	115	122,759
Sabra Health Care LP
4.80%, 06/01/24 (Call 05/01/24)	4,054	4,424,569
5.13%, 08/15/26 (Call 05/15/26)	2,784	3,141,110

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(a)(b)	$652	$699,874
3.50%, 02/12/25 (Call 11/14/24)(a)(b)	5,761	6,185,137
3.63%, 01/28/26 (Call 12/28/25)(a)(b)	4,974	5,434,510
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	16,000	15,954,491
2.00%, 09/13/24 (Call 06/13/24)(a)	12,399	12,845,710
2.75%, 02/01/23 (Call 09/09/21)(a)	7,180	7,386,154
2.75%, 06/01/23 (Call 03/01/23)	7,706	7,983,364
3.30%, 01/15/26 (Call 10/15/25)(a)	5,626	6,096,662
3.38%, 10/01/24 (Call 07/01/24)(a)	10,564	11,345,313
3.50%, 09/01/25 (Call 06/01/25)	8,016	8,744,790
3.75%, 02/01/24 (Call 11/01/23)(a)	8,666	9,265,009
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)(a)	4,996	5,296,750
4.25%, 02/01/26 (Call 11/01/25)(a)	1,861	2,026,612
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)(a)	7,370	7,571,206
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(a)	1,043	1,083,100
Tanger Properties LP, 3.75%, 12/01/24
(Call 09/09/21)(a)	1,690	1,844,490
Trust Fibra Uno, 5.25%, 01/30/26 (Call 10/30/25)(b)	1,907	2,136,698
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)(a)	3,757	3,939,538
3.13%, 06/15/23 (Call 09/01/21)	8,205	8,548,852
3.50%, 04/15/24 (Call 03/15/24)	6,693	7,133,046
3.50%, 02/01/25 (Call 11/01/24)(a)	3,552	3,823,979
3.75%, 05/01/24 (Call 02/01/24)(a)	2,554	2,730,796
4.13%, 01/15/26 (Call 10/15/25)	2,975	3,315,614
VEREIT Operating Partnership LP
4.60%, 02/06/24 (Call 11/06/23)	6,233	6,750,399
4.63%, 11/01/25 (Call 09/01/25)	6,438	7,293,730
4.88%, 06/01/26 (Call 03/01/26)(a)	1,861	2,149,504
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,325	1,356,366
3.50%, 01/15/25 (Call 11/15/24)(a)	4,892	5,216,923
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(a)(b)	10,461	11,165,453
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)(a)	750	768,279
3.50%, 04/15/23 (Call 01/15/23)(a)	2,499	2,592,914
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)(a)	12,261	13,093,150
4.00%, 06/01/25 (Call 03/01/25)(a)	12,953	14,238,703
4.25%, 04/01/26 (Call 01/01/26)	4,020	4,515,855
4.50%, 01/15/24 (Call 10/15/23)	3,129	3,379,029
Weyerhaeuser Co., 8.50%, 01/15/25	1,350	1,675,627
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)(a)	830	904,376
4.60%, 04/01/24 (Call 01/01/24)	3,467	3,771,751

		718,854,968

Retail — 1.8%
7-Eleven Inc.
0.63%, 02/10/23 (Call 02/10/22)(b)	15,742	15,725,275
0.80%, 02/10/24 (Call 02/10/22)(b)	16,583	16,579,665
0.95%, 02/10/26 (Call 01/10/26)(a)(b)	14,404	14,208,966
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)(a)	5,563	5,963,889
4.50%, 10/01/25 (Call 07/01/25)(a)	366	409,064

134	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)(a)	$926	$950,762
3.13%, 07/15/23 (Call 04/15/23)	1,278	1,334,226
3.13%, 04/18/24 (Call 03/18/24)	6,403	6,805,992
3.13%, 04/21/26 (Call 01/21/26)(a)	2,086	2,268,991
3.25%, 04/15/25 (Call 01/15/25)(a)	1,150	1,236,653
3.63%, 04/15/25 (Call 03/15/25)(a)	8,985	9,783,121
Costco Wholesale Corp., 2.75%, 05/18/24
(Call 03/18/24)(a)	10,041	10,626,898
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	10,254	10,654,269
4.15%, 11/01/25 (Call 08/01/25)	2,773	3,099,077
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	15,683	16,492,390
4.00%, 05/15/25 (Call 03/15/25)(a)	12,571	13,803,887
Falabella SA
3.75%, 04/30/23(a)(b)	236	246,032
4.38%, 01/27/25 (Call 10/27/24)(b)	6,195	6,679,263
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)(a)	4,047	4,177,824
3.00%, 04/01/26 (Call 01/01/26)	4,909	5,341,914
3.35%, 09/15/25 (Call 06/15/25)	9,420	10,319,204
3.75%, 02/15/24 (Call 11/15/23)	10,254	11,002,726
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)(a)	787	836,195
3.13%, 09/15/24 (Call 06/15/24)(a)	6,430	6,876,822
3.38%, 09/15/25 (Call 06/15/25)(a)	4,498	4,909,142
3.88%, 09/15/23 (Call 06/15/23)	5,943	6,305,225
4.00%, 04/15/25 (Call 03/15/25)	12,333	13,578,070
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	1,632	1,661,898
3.25%, 06/10/24(a)	2,117	2,266,787
3.30%, 07/01/25 (Call 06/01/25)	11,277	12,227,126
3.35%, 04/01/23 (Call 03/01/23)(a)	15,066	15,729,047
3.38%, 05/26/25 (Call 02/26/25)	9,995	10,814,400
3.70%, 01/30/26 (Call 10/30/25)(a)	6,198	6,858,452
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	2,131	2,353,263
3.80%, 09/01/22 (Call 06/01/22)(a)	557	571,229
3.85%, 06/15/23 (Call 03/15/23)(a)	507	532,807
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)(a)	7,920	7,799,107
3.38%, 09/15/24 (Call 06/15/24)	1,931	2,053,371
4.60%, 04/15/25 (Call 03/15/25)	9,870	11,077,061
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)(a)	993	1,053,532
3.10%, 03/01/23 (Call 02/01/23)	14,420	14,977,885
3.80%, 08/15/25 (Call 06/15/25)(a)	9,476	10,461,828
3.85%, 10/01/23 (Call 07/01/23)(a)	5,592	5,943,011
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	15,408	16,198,388
2.50%, 04/15/26(a)	1,554	1,671,222
3.50%, 07/01/24(a)	9,421	10,212,822
TJX Companies Inc. (The), 2.50%, 05/15/23
(Call 02/15/23)	7,002	7,229,509
Walgreen Co., 3.10%, 09/15/22	5,776	5,936,009
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	7,079	7,728,914
3.80%, 11/18/24 (Call 08/18/24)	5,000	5,431,645

Security	Par (000)	Value

Retail (continued)
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	$5,783	$5,933,314
2.55%, 04/11/23 (Call 01/11/23)	5,141	5,306,362
2.65%, 12/15/24 (Call 10/15/24)(a)	10,730	11,439,355
2.85%, 07/08/24 (Call 06/08/24)	13,816	14,711,363
3.05%, 07/08/26 (Call 05/08/26)(a)	4,868	5,330,527
3.30%, 04/22/24 (Call 01/22/24)	13,746	14,675,287
3.40%, 06/26/23 (Call 05/26/23)(a)	12,951	13,659,006
3.55%, 06/26/25 (Call 04/26/25)(a)	12,821	14,114,745

		446,174,814

Savings & Loans — 0.1%
Nationwide Building Society
0.55%, 01/22/24(b)	2,344	2,339,955
2.00%, 01/27/23(b)	6,658	6,818,258
3.77%, 03/08/24 (Call 03/08/23)(a)(b)(c)	10,233	10,699,269
3.90%, 07/21/25(a)(b)	7,243	8,026,837
4.36%, 08/01/24 (Call 08/01/23)(b)(c)	3,628	3,870,469
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)(a)	4,698	4,850,102

		36,604,890

Semiconductors — 1.7%
Altera Corp., 4.10%, 11/15/23(a)	3,371	3,645,296
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)(a)	4,811	4,988,615
2.95%, 04/01/25 (Call 03/01/25)	3,901	4,170,904
3.13%, 12/05/23 (Call 10/05/23)(a)	9,138	9,644,255
3.90%, 12/15/25 (Call 09/15/25)	1,781	1,984,494
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	4,747	5,310,504
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	465	478,298
3.13%, 01/15/25 (Call 11/15/24)(a)	8,875	9,422,225
3.63%, 01/15/24 (Call 11/15/23)	6,754	7,175,909
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)(a)	12,854	13,764,743
3.63%, 10/15/24 (Call 09/15/24)	13,563	14,669,198
4.25%, 04/15/26 (Call 02/15/26)(a)	10,992	12,287,441
4.70%, 04/15/25 (Call 03/15/25)	15,879	17,764,560
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)(a)	5,204	5,597,510
2.70%, 12/15/22	6,112	6,304,363
2.70%, 06/17/24 (Call 04/17/24)(a)	40	42,389
2.88%, 05/11/24 (Call 03/11/24)(a)	8,229	8,728,272
3.40%, 03/25/25 (Call 02/25/25)(a)	11,607	12,622,854
3.70%, 07/29/25 (Call 04/29/25)(a)	12,136	13,367,431
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)(a)	14,656	16,263,487
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	6,838	7,641,323
3.80%, 03/15/25 (Call 12/15/24)	3,311	3,631,827
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(a)(b)	15,320	15,422,309
4.20%, 06/22/23 (Call 05/22/23)(b)	12,130	12,849,006
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	5,165	5,359,429
Microchip Technology Inc.
0.97%, 02/15/24(b)	2,862	2,865,378
0.98%, 09/01/24(b)	20,945	20,928,373
2.67%, 09/01/23	4,148	4,306,095
4.33%, 06/01/23 (Call 05/01/23)	12,893	13,667,749

S C H E D U L E O F I N V E S T M E N T S	135

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Micron Technology Inc.
2.50%, 04/24/23	$14,902	$15,364,558
4.64%, 02/06/24 (Call 01/06/24)	9,330	10,134,713
4.98%, 02/06/26 (Call 12/06/25)	4,040	4,646,121
NVIDIA Corp.
0.31%, 06/15/23 (Call 06/15/22)	1,750	1,751,012
0.58%, 06/14/24 (Call 06/14/23)(a)	3,605	3,615,614
NXP BV/NXP Funding LLC
3.88%, 09/01/22(b)	7,991	8,247,285
4.63%, 06/01/23(b)	13,218	14,108,254
4.88%, 03/01/24 (Call 02/01/24)(b)	12,625	13,821,452
5.35%, 03/01/26 (Call 01/01/26)(a)(b)	5,313	6,189,487
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(b)	9,728	10,234,997
3.88%, 06/18/26 (Call 04/18/26)(b)	3,048	3,377,093
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	12,516	12,910,777
2.90%, 05/20/24 (Call 03/20/24)(a)	12,268	12,980,302
3.45%, 05/20/25 (Call 02/20/25)(a)	3,483	3,791,594
SK Hynix Inc.
1.00%, 01/19/24(b)	825	821,574
1.50%, 01/19/26(a)(b)	5,000	4,975,636
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 06/01/22)	5,555	5,569,266
1.80%, 06/01/26 (Call 05/01/26)	5,640	5,730,847
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	6,669	6,803,194
2.25%, 05/01/23 (Call 02/01/23)(a)	2,777	2,854,947
2.63%, 05/15/24 (Call 03/15/24)(a)	3,879	4,081,271
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(b)	6,727	6,634,733
1.25%, 04/23/26 (Call 03/23/26)(a)(b)	11,175	11,153,218
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	11,398	12,015,371

		436,717,553

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
0.67%, 08/16/23 (Call 08/16/22)(b)	95	95,046
3.84%, 05/01/25 (Call 04/01/25)(a)	697	759,910

		854,956

Software — 2.1%
Adobe Inc.
1.70%, 02/01/23	8,186	8,355,885
1.90%, 02/01/25 (Call 01/01/25)(a)	7,906	8,203,756
3.25%, 02/01/25 (Call 11/01/24)	7,776	8,373,557
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	1,175	1,212,376
4.38%, 06/15/25 (Call 03/15/25)(a)	1,163	1,295,447
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)(a)	1,530	1,680,662
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(a)	1,858	2,035,938
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)(a)	7,036	6,956,786
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	2,289	2,633,082
Fidelity National Information Services Inc.
0.38%, 03/01/23	2,031	2,029,785
0.60%, 03/01/24	7,483	7,484,901
1.15%, 03/01/26 (Call 02/01/26)	16,077	15,997,785
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	21,567	22,780,094

Security	Par (000)	Value

Software (continued)
3.20%, 07/01/26 (Call 05/01/26)	$8,673	$9,426,733
3.50%, 10/01/22 (Call 07/01/22)	7,590	7,790,712
3.80%, 10/01/23 (Call 09/01/23)	13,979	14,901,472
3.85%, 06/01/25 (Call 03/01/25)	5,316	5,833,618
Infor Inc.
1.45%, 07/15/23 (Call 06/15/23)(a)(b)	309	312,567
1.75%, 07/15/25 (Call 06/15/25)(b)	11,064	11,315,704
Intuit Inc.
0.65%, 07/15/23(a)	9,104	9,156,494
0.95%, 07/15/25 (Call 06/15/25)(a)	9,238	9,275,779
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	10,793	11,135,621
2.13%, 11/15/22(a)	4,930	5,035,966
2.38%, 05/01/23 (Call 02/01/23)(a)	3,904	4,024,223
2.40%, 08/08/26 (Call 05/08/26)	8,799	9,403,364
2.65%, 11/03/22 (Call 09/03/22)	4,742	4,860,926
2.70%, 02/12/25 (Call 11/12/24)(a)	14,532	15,504,284
2.88%, 02/06/24 (Call 12/06/23)(a)	16,986	17,922,604
3.13%, 11/03/25 (Call 08/03/25)(a)	6,943	7,569,203
3.63%, 12/15/23 (Call 09/15/23)(a)	20,383	21,839,586
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)(a)	26,383	26,801,963
2.40%, 09/15/23 (Call 07/15/23)	22,955	23,778,917
2.50%, 10/15/22	25,416	26,025,605
2.50%, 04/01/25 (Call 03/01/25)	29,696	31,150,993
2.63%, 02/15/23 (Call 01/15/23)	14,639	15,083,756
2.65%, 07/15/26 (Call 04/15/26)	15,826	16,761,791
2.95%, 11/15/24 (Call 09/15/24)(a)	24,858	26,471,781
2.95%, 05/15/25 (Call 02/15/25)(a)	17,751	18,893,676
3.40%, 07/08/24 (Call 04/08/24)	15,358	16,444,714
3.63%, 07/15/23(a)	11,175	11,834,972
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)(a)	7,372	7,354,893
2.35%, 09/15/24 (Call 08/15/24)(a)	5,494	5,747,850
3.13%, 11/15/22 (Call 08/15/22)(a)	1,419	1,456,116
3.65%, 09/15/23 (Call 08/15/23)	11,605	12,323,460
3.85%, 12/15/25 (Call 09/15/25)(a)	1,947	2,158,467
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)	20	20,044
3.25%, 04/11/23 (Call 03/11/23)(a)	12,804	13,380,589
VMware Inc.
0.60%, 08/15/23	230	230,254
1.40%, 08/15/26 (Call 07/15/26)	5,035	5,028,691
4.50%, 05/15/25 (Call 04/15/25)(a)	10,049	11,214,095

		526,511,537

Telecommunications — 2.0%
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	9,734	9,752,195
1.70%, 03/25/26 (Call 03/25/23)(a)	29,856	30,248,656
2.63%, 12/01/22 (Call 09/01/22)(a)	7,500	7,671,395
2.95%, 07/15/26 (Call 04/15/26)(a)	3,756	4,050,023
3.40%, 05/15/25 (Call 02/15/25)(a)	16,135	17,514,159
3.60%, 07/15/25 (Call 04/15/25)	3,044	3,334,069
3.80%, 03/01/24 (Call 01/01/24)	683	734,441
3.88%, 01/15/26 (Call 10/15/25)(a)	3,076	3,415,539
3.90%, 03/11/24 (Call 12/11/23)	8,032	8,617,698
3.95%, 01/15/25 (Call 10/15/24)(a)	7,485	8,235,974
4.05%, 12/15/23	6,869	7,423,989
4.13%, 02/17/26 (Call 11/17/25)	18,148	20,317,953
4.45%, 04/01/24 (Call 01/01/24)	13,331	14,504,251

136	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
7.13%, 03/15/26	$300	$372,922
Bell Canada, Series US-3, 0.75%, 03/17/24	2,877	2,887,565
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(b)	365	383,980
5.35%, 05/20/24(b)	6,035	6,616,022
Bharti Airtel Ltd., 4.38%, 06/10/25(b)	7,330	7,955,249
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	11,436	12,374,197
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	8,593	8,906,198
2.60%, 02/28/23	2,290	2,373,210
2.95%, 02/28/26	3,273	3,566,172
3.50%, 06/15/25	5,140	5,663,370
3.63%, 03/04/24	10,473	11,303,641
Deutsche Telekom International Finance BV, 2.49%, 09/19/23 (Call 07/19/23)(b)	7,549	7,831,338
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26 (Call 05/03/26)(b)	55	60,714
4.88%, 10/30/24 (Call 07/30/24)(b)	5,425	5,784,406
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)(a)	4,098	4,095,222
Motorola Solutions Inc.
4.00%, 09/01/24	7,794	8,509,229
7.50%, 05/15/25	68	82,437
NBN Co. Ltd., 1.45%, 05/05/26 (Call 04/05/26)(b)	2,408	2,424,167
NTT Finance Corp.
0.37%, 03/03/23(a)(b)	5,930	5,930,530
0.58%, 03/01/24(a)(b)	5,023	5,017,546
1.16%, 04/03/26 (Call 03/03/26)(b)	13,709	13,701,612
Ooredoo International Finance Ltd.
3.25%, 02/21/23(b)	8,535	8,853,902
3.75%, 06/22/26(b)	1,342	1,483,600
5.00%, 10/19/25(b)	9,600	11,028,768
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	3,642	3,758,335
3.63%, 12/15/25 (Call 09/15/25)(a)	6,279	6,892,462
4.10%, 10/01/23 (Call 07/01/23)(a)	13,304	14,161,855
SES SA, 3.60%, 04/04/23(a)(b)	6,713	6,994,019
SK Telecom Co. Ltd., 3.75%, 04/16/23(b)	485	509,750
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	2,364	2,531,477
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	8,592	8,648,449
3.50%, 04/15/25 (Call 03/15/25)	31,134	33,604,483
Verizon Communications Inc.
0.75%, 03/22/24(a)	10,510	10,549,908
0.85%, 11/20/25 (Call 10/20/25)	33,550	33,302,099
1.45%, 03/20/26 (Call 02/20/26)	24,753	25,079,206
2.63%, 08/15/26	9,931	10,565,980
3.38%, 02/15/25(a)	24,488	26,513,915
3.50%, 11/01/24 (Call 08/01/24)(a)	12,984	14,032,968
4.15%, 03/15/24 (Call 12/15/23)(a)	7,054	7,637,020
Vodafone Group PLC
2.95%, 02/19/23	600	621,535
3.75%, 01/16/24(a)	273	293,931
4.13%, 05/30/25(a)	16,068	17,878,739

		496,602,470

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	7,319	7,604,083

Security	Par (000)	Value

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	$3,040	$3,117,349
3.00%, 11/19/24 (Call 10/19/24)	8,150	8,656,631

		11,773,980

Transportation — 1.1%
AP Moller - Maersk A/S
3.75%, 09/22/24 (Call 06/22/24)(a)(b)	1,166	1,252,463
3.88%, 09/28/25 (Call 06/28/25)(a)(b)	3,177	3,486,639
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	6,108	6,323,236
3.00%, 04/01/25 (Call 01/01/25)	5,374	5,794,052
3.05%, 09/01/22 (Call 06/01/22)	5,505	5,619,478
3.40%, 09/01/24 (Call 06/01/24)	2,783	2,998,752
3.65%, 09/01/25 (Call 06/01/25)	3,048	3,367,406
3.75%, 04/01/24 (Call 01/01/24)(a)	5,405	5,817,722
3.85%, 09/01/23 (Call 06/01/23)(a)	12,065	12,819,508
7.00%, 12/15/25	818	1,022,487
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)(a)	1,340	1,363,739
2.75%, 03/01/26 (Call 12/01/25)(a)	2,985	3,196,413
2.95%, 11/21/24 (Call 08/21/24)	902	957,689
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)(a)	7,356	7,801,306
3.70%, 02/01/26 (Call 11/01/25)	550	603,919
4.45%, 03/15/23 (Call 12/15/22)	933	980,464
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)(a)	3,578	3,892,188
3.40%, 08/01/24 (Call 05/01/24)(a)	8,468	9,102,320
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)(a)	3,642	3,970,524
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)	384	410,015
3.88%, 03/01/26 (Call 01/01/26)(a)	2,825	3,147,095
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)(a)	705	730,876
3.13%, 06/01/26 (Call 03/01/26)(a)	1,013	1,097,048
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)(a)	7,097	7,312,508
2.90%, 06/15/26 (Call 03/15/26)(a)	3,102	3,351,789
3.65%, 08/01/25 (Call 06/01/25)(a)	905	991,103
3.85%, 01/15/24 (Call 10/15/23)	2,288	2,442,379
5.59%, 05/17/25	1,496	1,740,887
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(b)	18,148	19,861,353
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23(b)	200	211,750
4.88%, 10/01/24(b)	10,435	11,523,684
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	1,665	1,697,550
2.50%, 09/01/24 (Call 08/01/24)	6,727	7,051,611
3.35%, 09/01/25 (Call 08/01/25)(a)	2,557	2,763,487
3.40%, 03/01/23 (Call 02/01/23)(a)	6,738	7,015,019
3.65%, 03/18/24 (Call 02/18/24)(a)	7,191	7,702,718
3.75%, 06/09/23 (Call 05/09/23)(a)	9,052	9,550,089
3.88%, 12/01/23 (Call 11/01/23)	3,405	3,648,230
4.63%, 06/01/25 (Call 05/01/25)	5,468	6,147,133
TTX Co., 3.60%, 01/15/25(a)(b)	117	127,253
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	3,922	4,050,866
2.75%, 03/01/26 (Call 12/01/25)(a)	3,685	3,951,574
2.95%, 01/15/23 (Call 10/15/22)	4,216	4,342,269
3.15%, 03/01/24 (Call 02/01/24)(a)	9,817	10,442,527

S C H E D U L E O F I N V E S T M E N T S	137

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.25%, 01/15/25 (Call 10/15/24)	$1,975	$2,121,697
3.25%, 08/15/25 (Call 05/15/25)(a)	4,276	4,636,586
3.50%, 06/08/23 (Call 05/08/23)(a)	10,835	11,412,749
3.65%, 02/15/24 (Call 11/15/23)(a)	2,948	3,145,868
3.75%, 03/15/24 (Call 12/15/23)(a)	2,924	3,132,567
3.75%, 07/15/25 (Call 05/15/25)	4,165	4,599,637
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	7,273	7,592,306
2.45%, 10/01/22	8,529	8,734,208
2.50%, 04/01/23 (Call 03/01/23)(a)	16,125	16,660,246
2.80%, 11/15/24 (Call 09/15/24)	6,668	7,115,635
3.90%, 04/01/25 (Call 03/01/25)	11,420	12,608,113

		283,440,730

Trucking & Leasing — 0.5%
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(b)	6,979	6,965,042
2.63%, 03/20/25 (Call 02/20/25)(b)	12,107	12,344,636
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)(a)	890	952,088
3.90%, 03/30/23(a)	2,311	2,425,986
4.35%, 02/15/24 (Call 01/15/24)	3,605	3,900,809
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(a)(b)	13,646	13,574,916
1.70%, 06/15/26 (Call 05/15/26)(b)	13,730	13,879,252
2.70%, 03/14/23 (Call 02/14/23)(b)	7,331	7,556,797
2.70%, 11/01/24 (Call 10/01/24)(a)(b)	5,393	5,665,108
3.45%, 07/01/24 (Call 06/01/24)(a)(b)	6,977	7,455,052
3.90%, 02/01/24 (Call 01/01/24)(a)(b)	5,334	5,701,500
3.95%, 03/10/25 (Call 01/10/25)(b)	2,937	3,207,888
4.00%, 07/15/25 (Call 06/15/25)(b)	2,129	2,341,926
4.13%, 08/01/23 (Call 07/01/23)(a)(b)	7,238	7,693,693
4.25%, 01/17/23(a)(b)	5,357	5,624,742
4.45%, 01/29/26 (Call 11/29/25)(b)	4,860	5,463,285
SMBC Aviation Capital Finance DAC
3.55%, 04/15/24 (Call 03/15/24)(a)(b)	4,449	4,728,757
4.13%, 07/15/23 (Call 06/15/23)(a)(b)	7,349	7,787,911

		117,269,388

Water — 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)(a)	3,330	3,603,904
3.85%, 03/01/24 (Call 12/01/23)(a)	1,622	1,744,025
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	555	599,374

		5,947,303

Total Corporate Bonds & Notes — 98.5% (Cost: $24,768,913,032)		25,086,511,361

Foreign Government Obligations(f)

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(a)(b)	10,485	10,764,949

Security	Par/ Shares (000)	Value

South Korea — 0.1%
Korea Electric Power Corp., 1.13%, 06/15/25(a)(b)	$1,597	$1,596,678
Korea Gas Corp.
1.13%, 07/13/26(b)	450	448,929
2.25%, 07/18/26(b)	2,220	2,334,902
3.88%, 02/12/24(b)	479	516,917
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(b)	2,495	2,644,961
Korea National Oil Corp.
2.63%, 04/14/26(b)	1,966	2,085,690
3.25%, 07/10/24(b)	424	454,498
3.25%, 10/01/25(b)	1,734	1,879,060

		11,961,635

Total Foreign Government Obligations — 0.1% (Cost: $22,633,969)		22,726,584

Short-Term Investments

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(g)(h)(i)	1,109,761	1,110,316,226
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	230,776	230,776,000

		1,341,092,226

Total Short-Term Investments — 5.3% (Cost: $1,340,787,514)		1,341,092,226

Total Investments in Securities — 103.9% (Cost: $26,132,334,515)		26,450,330,171

Other Assets, Less Liabilities — (3.9)%		(988,858,119)

Net Assets — 100.0%		$25,461,472,052

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

138	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,123,766,825	$—		$(13,336,474	)(a)	$(51,569)	$(62,556)	$1,110,316,226	1,109,761	$1,003,849	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	136,326,000	94,450,000	(a)	—		—	—	230,776,000	230,776	12,400		—

						$(51,569)	$(62,556)	$1,341,092,226		$1,016,249		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$25,086,511,361	$—	$25,086,511,361
Foreign Government Obligations	—	22,726,584	—	22,726,584
Money Market Funds	1,341,092,226	—	—	1,341,092,226

	$1,341,092,226	$25,109,237,945	$—	$26,450,330,171

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	139

Schedule of Investments (unaudited) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$2,012	$2,052,498
4.65%, 10/01/28 (Call 07/01/28)(a)	2,189	2,578,917
4.75%, 03/30/30 (Call 12/30/29)(a)	3,724	4,454,841
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	4,547	4,656,522
2.60%, 08/01/31 (Call 05/01/31)	1,507	1,554,521
4.20%, 06/01/30 (Call 03/01/30)(a)	2,569	2,974,431

		18,271,730

Aerospace & Defense — 1.7%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(b)	627	676,560
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	189	248,565
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	5,559	5,434,248
3.40%, 04/15/30 (Call 01/15/30)(b)	6,895	7,558,433
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)(a)	4,883	5,065,781
2.80%, 03/01/27 (Call 12/01/26)	3,003	3,127,491
2.95%, 02/01/30 (Call 11/01/29)	4,132	4,247,605
3.20%, 03/01/29 (Call 12/01/28)	5,768	6,071,144
3.25%, 02/01/28 (Call 12/01/27)(a)	1,930	2,070,222
3.25%, 03/01/28 (Call 12/01/27)	2,736	2,877,665
3.45%, 11/01/28 (Call 08/01/28)(a)	4,524	4,843,421
3.63%, 02/01/31 (Call 11/01/30)	1,823	1,977,087
5.04%, 05/01/27 (Call 03/01/27)(a)	10,595	12,214,339
5.15%, 05/01/30 (Call 02/01/30)	15,226	18,014,853
General Dynamics Corp.
2.25%, 06/01/31 (Call 03/01/31)(a)	1,575	1,633,049
2.63%, 11/15/27 (Call 08/15/27)(a)	2,966	3,196,792
3.50%, 04/01/27 (Call 02/01/27)	5,047	5,635,726
3.63%, 04/01/30 (Call 01/01/30)(a)	5,875	6,686,307
3.75%, 05/15/28 (Call 02/15/28)	3,681	4,192,806
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	1,804	1,761,813
2.90%, 12/15/29 (Call 09/15/29)	1,130	1,201,949
3.85%, 12/15/26 (Call 09/15/26)	3,914	4,373,000
4.40%, 06/15/28 (Call 03/15/28)	10,081	11,640,046
Lockheed Martin Corp., 1.85%, 06/15/30 (Call 03/15/30)(a)	2,419	2,444,865
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)(a)	4,162	4,549,237
3.25%, 01/15/28 (Call 10/15/27)(a)	10,433	11,402,263
4.40%, 05/01/30 (Call 02/01/30)(a)	5,923	7,038,033
Northrop Grumman Systems Corp., 7.75%, 02/15/31(a)	230	337,153
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	5,000	4,940,028
2.25%, 07/01/30 (Call 04/01/30)(a)	5,559	5,681,794
2.65%, 11/01/26 (Call 08/01/26)	466	497,422
3.13%, 05/04/27 (Call 02/04/27)(a)	7,120	7,765,950
3.50%, 03/15/27 (Call 12/15/26)(a)	7,599	8,399,067
4.13%, 11/16/28 (Call 08/16/28)(a)	13,758	15,827,515
6.70%, 08/01/28(a)	2,599	3,419,053
7.20%, 08/15/27	677	890,317
7.50%, 09/15/29	1,394	1,953,563
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)(a)	1,007	1,028,013

Security	Par (000)	Value

Aerospace & Defense (continued)
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)(a)	$6,165	$6,319,733
2.75%, 04/01/31 (Call 01/01/31)	6,370	6,643,115

		203,886,023

Agriculture — 1.0%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	1,935	1,891,212
2.63%, 09/16/26 (Call 06/16/26)(a)	2,762	2,902,174
3.40%, 05/06/30 (Call 02/06/30)	4,823	5,169,099
4.80%, 02/14/29 (Call 11/14/28)	6,486	7,544,069
Archer-Daniels-Midland Co., 3.25%, 03/27/30 (Call 12/27/29)(a)	5,907	6,577,450
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(a)	8,216	8,255,625
2.73%, 03/25/31 (Call 12/25/30)(a)	6,345	6,323,831
3.22%, 09/06/26 (Call 07/06/26)	5,372	5,734,608
3.46%, 09/06/29 (Call 06/06/29)(a)	2,710	2,887,711
3.56%, 08/15/27 (Call 05/15/27)(a)	16,945	18,337,218
4.70%, 04/02/27 (Call 02/02/27)	4,543	5,160,837
4.91%, 04/02/30 (Call 01/02/30)(a)	4,820	5,589,924
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (Call 02/14/31)	5,760	5,915,157
3.75%, 09/25/27 (Call 06/25/27)(a)	3,315	3,682,863
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(b)	1,715	1,689,525
2.13%, 04/23/30 (Call 01/23/30)(b)	4,394	4,506,917
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	1,313	1,442,607
Imperial Brands Finance PLC, 3.88%, 07/26/29 (Call 04/26/29)(b)	2,766	2,998,174
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	2,140	2,089,089
2.10%, 05/01/30 (Call 02/01/30)	3,671	3,705,466
3.13%, 08/17/27 (Call 05/17/27)(a)	2,467	2,696,774
3.13%, 03/02/28 (Call 12/02/27)	2,715	2,940,082
3.38%, 08/15/29 (Call 05/15/29)	4,262	4,711,387
Viterra Finance BV, 3.20%, 04/21/31 (Call 01/21/31)(b)	3,380	3,470,804

		116,222,603

Airlines — 0.3%
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	16,937	18,884,696
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd, 6.50%, 06/20/27 (Call 06/30/23)(a)(b)	5,555	6,034,674
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)(a)	3,034	3,092,271
3.00%, 11/15/26 (Call 08/15/26)	3,102	3,313,503
3.45%, 11/16/27 (Call 08/16/27)	785	848,885
5.13%, 06/15/27 (Call 04/15/27)	6,838	7,994,582

		40,168,611

Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	3,070	3,271,035
2.75%, 03/27/27 (Call 01/27/27)(a)	5,710	6,179,308
2.85%, 03/27/30 (Call 12/27/29)(a)	8,190	8,956,689
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)(a)	4,035	4,319,571
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	2,101	2,299,794

140	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
VF Corp.
2.80%, 04/23/27 (Call 02/23/27)(a)	$3,409	$3,656,330
2.95%, 04/23/30 (Call 01/23/30)(a)	4,815	5,140,140

		33,822,867

Auto Manufacturers — 2.0%
American Honda Finance Corp.
1.80%, 01/13/31(a)	663	660,377
2.00%, 03/24/28	3,819	3,930,819
2.30%, 09/09/26(a)	2,134	2,253,593
2.35%, 01/08/27	2,727	2,871,630
3.50%, 02/15/28	2,841	3,159,989
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(b)	1,585	1,703,776
BMW U.S. Capital LLC
1.95%, 08/12/31 (Call 05/12/31)(b)	5,195	5,173,328
3.30%, 04/06/27 (Call 01/06/27)(b)	227	249,256
3.63%, 04/18/29 (Call 01/18/29)(b)	2,925	3,312,843
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	2,155	2,438,345
3.95%, 08/14/28 (Call 05/14/28)(a)(b)	2,169	2,485,205
4.15%, 04/09/30 (Call 01/09/30)(b)	4,356	5,093,187
BMW US Capital LLC, 2.55%, 04/01/31 (Call 01/01/31)(a)(b)	3,475	3,638,538
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	5,661	5,483,060
Daimler Finance North America LLC
2.45%, 03/02/31(b)	6,177	6,383,335
2.63%, 03/10/30(a)(b)	2,250	2,344,430
3.10%, 08/15/29(a)(b)	3,816	4,148,757
3.45%, 01/06/27(a)(b)	4,139	4,545,683
3.75%, 02/22/28(b)	4,472	5,026,509
4.30%, 02/22/29(a)(b)	2,065	2,403,628
8.50%, 01/18/31(a)	4,383	6,704,073
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	4,355	4,876,940
5.00%, 10/01/28 (Call 07/01/28)(a)	4,164	4,875,663
6.80%, 10/01/27 (Call 08/01/27)	5,441	6,856,080
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)(a)	4,263	4,223,938
2.40%, 04/10/28 (Call 02/10/28)	3,772	3,845,731
2.70%, 08/20/27 (Call 06/20/27)(a)	5,371	5,607,587
2.70%, 06/10/31 (Call 03/10/31)	4,162	4,230,602
3.60%, 06/21/30 (Call 03/21/30)(a)	6,814	7,397,668
3.85%, 01/05/28 (Call 10/05/27)	2,501	2,745,398
4.00%, 10/06/26 (Call 07/06/26)	4,317	4,775,009
4.35%, 01/17/27 (Call 10/17/26)	4,477	5,038,336
5.65%, 01/17/29 (Call 10/17/28)	3,014	3,667,076
Hyundai Capital America
1.80%, 01/10/28 (Call 11/08/27)(b)	3,043	3,028,135
2.00%, 06/15/28 (Call 04/15/28)(b)	4,008	3,990,495
2.38%, 10/15/27 (Call 08/15/27)(b)	3,708	3,793,503
2.75%, 09/27/26(a)(b)	2,737	2,867,687
3.00%, 02/10/27 (Call 12/10/26)(b)	2,504	2,653,731
3.50%, 11/02/26 (Call 09/02/26)(b)	3,746	4,054,982
6.38%, 04/08/30 (Call 01/08/30)(b)	3,636	4,728,141
Hyundai Capital Services Inc., 3.63%, 08/29/27(a)(b)	280	309,830
Kia Corp.
1.75%, 10/16/26(b)	495	499,976
3.25%, 04/21/26(b)	985	1,057,228
3.50%, 10/25/27(a)(b)	1,375	1,505,861
Nissan Motor Acceptance Corp., 2.75%, 03/09/28 (Call 01/09/28)(b)	3,720	3,788,783

Security	Par (000)	Value

Auto Manufacturers (continued)
Nissan Motor Co. Ltd.
4.35%, 09/17/27 (Call 07/17/27)(b)	$11,931	$13,274,824
4.81%, 09/17/30 (Call 06/17/30)(b)	12,524	14,186,504
Toyota Motor Corp.
2.36%, 03/25/31 (Call 12/25/30)(a)	4,913	5,168,400
2.76%, 07/02/29(a)	1,652	1,788,192
3.67%, 07/20/28	2,883	3,272,567
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	2,805	2,788,064
1.65%, 01/10/31(a)	1,168	1,159,345
1.90%, 04/06/28	2,803	2,875,538
2.15%, 02/13/30	5,165	5,332,049
3.05%, 01/11/28(a)	2,285	2,506,775
3.20%, 01/11/27	3,839	4,226,745
3.38%, 04/01/30	4,182	4,702,910
3.65%, 01/08/29(a)	2,566	2,927,029
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (Call 09/24/27)(b)	4,665	4,657,695
3.20%, 09/26/26(a)(b)	1,871	2,020,859
3.75%, 05/13/30(a)(b)	3,581	4,013,757
4.75%, 11/13/28(b)	3,815	4,511,619

		243,841,613

Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)(a)	1,810	2,106,634
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	5,906	6,279,313
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	799	867,389
3.80%, 09/15/27 (Call 06/15/27)(a)	4,435	4,937,439
4.25%, 05/15/29 (Call 02/15/29)(a)	2,184	2,480,382
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	4,301	4,442,612

		21,113,769

Banks — 20.3%
ANZ New Zealand Int’l Ltd./London
2.55%, 02/13/30(b)	3,735	3,943,962
3.45%, 07/17/27(b)	2,247	2,500,545
3.45%, 01/21/28(a)(b)	2,075	2,316,121
Australia & New Zealand Banking Group Ltd., 2.57%, 11/25/35 (Call 11/25/30)(a)(b)(c)	7,485	7,366,964
Banco de Credito del Peru, 3.25%, 09/30/31 (Call 09/30/26)(b)(c)	2,300	2,302,300
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	835	903,888
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(b)	875	951,571
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27 (Call 01/11/27)(a)(b)	3,880	4,201,807
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(a)(b)	63	64,150
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(b)	5,327	5,113,920
Banco Santander SA
2.75%, 12/03/30(a)	8,220	8,262,860
2.96%, 03/25/31	4,220	4,372,204
3.31%, 06/27/29(a)	6,433	7,058,774
3.49%, 05/28/30	4,832	5,257,044
3.80%, 02/23/28	4,512	4,993,907
4.25%, 04/11/27	4,517	5,116,835
4.38%, 04/12/28(a)	5,430	6,231,882

S C H E D U L E O F I N V E S T M E N T S	141

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bangkok Bank PCL/Hong Kong
4.45%, 09/19/28(b)	$253	$292,832
9.03%, 03/15/29(b)	900	1,249,401
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30)(c)	12,175	11,925,099
1.92%, 10/24/31 (Call 10/24/30)(c)	15,503	15,186,934
2.09%, 06/14/29 (Call 06/14/28)(c)	16,225	16,458,250
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(c)	5,095	5,125,281
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(c)	18,467	18,989,277
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(c)	14,413	14,920,718
2.69%, 04/22/32 (Call 04/22/31)(c)	19,215	19,969,404
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(c)	11,335	12,004,563
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(c)	13,738	14,868,574
3.25%, 10/21/27 (Call 10/21/26)(a)	14,891	16,245,827
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(c)	27,801	30,533,293
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(c)	11,532	12,750,381
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(c)	9,765	10,823,941
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(c)	10,758	11,985,782
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)(c)	14,281	16,112,823
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)(c)	16,434	18,666,320
4.25%, 10/22/26(a)	11,193	12,710,624
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(c)	14,539	16,716,412
6.22%, 09/15/26	439	536,181
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	11,893	13,366,061
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(c)	10,285	10,661,379
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(c)	5,202	5,752,007
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28 (Call 05/14/28)	4,372	4,432,787
1.65%, 01/28/31 (Call 10/28/30)(a)	2,413	2,392,858
1.80%, 07/28/31 (Call 04/28/31)	8,410	8,344,465
3.00%, 10/30/28 (Call 07/30/28)(a)	1,490	1,638,751
3.25%, 05/16/27 (Call 02/16/27)	2,963	3,268,676
3.30%, 08/23/29 (Call 05/23/29)	2,539	2,826,179
3.40%, 01/29/28 (Call 10/29/27)	3,040	3,393,017
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(a)(c)	4,469	4,939,151
3.85%, 04/28/28(a)	5,858	6,759,398
Bank of Nova Scotia (The), 2.15%, 08/01/31	495	499,673
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)(a)	976	1,136,195
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30)(a)(c)	6,142	6,258,729
2.67%, 03/10/32 (Call 03/10/31)(c)	3,755	3,820,969
3.56%, 09/23/35 (Call 09/23/30)(a)(c)	6,045	6,316,272
4.34%, 01/10/28 (Call 01/10/27)	6,848	7,718,633
4.84%, 05/09/28 (Call 05/07/27)	7,741	8,774,377
4.97%, 05/16/29 (Call 05/16/28)(a)(c)	10,573	12,423,167

Security	Par (000)	Value

Banks (continued)
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(a)(c)	$6,020	$7,028,036
BNP Paribas SA
1.90%, 09/30/28 (Call 09/30/27)(a)(b)(c)	6,968	7,021,139
2.59%, 08/12/35 (Call 08/12/30)(a)(b)(c)	9,390	9,236,732
2.87%, 04/19/32 (Call 04/19/31)(b)(c)	5,122	5,313,094
3.50%, 11/16/27(a)(b)	6,981	7,670,927
4.38%, 03/01/33 (Call 03/01/28)(b)(c)	6,461	7,174,344
4.40%, 08/14/28(a)(b)	10,155	11,707,285
4.63%, (Call 02/25/31)(b)(c)(d)	1,205	1,253,369
4.63%, 03/13/27(a)(b)	8,351	9,456,529
5.20%, 01/10/30 (Call 01/10/29)(a)(b)(c)	5,421	6,545,434
BPCE SA
2.28%, 01/20/32 (Call 01/20/31)(b)(c)	7,757	7,655,062
2.70%, 10/01/29(b)	3,132	3,286,661
3.25%, 01/11/28(b)	4,433	4,826,746
3.38%, 12/02/26	1,671	1,832,953
3.50%, 10/23/27(b)	6,931	7,548,880
4.63%, 09/12/28(a)(b)	2,775	3,252,782
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31)(c)	13,070	13,443,074
2.57%, 06/03/31 (Call 06/03/30)(c)	17,609	18,181,874
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(c)	11,674	12,129,304
2.98%, 11/05/30 (Call 11/05/29)(c)	11,642	12,384,115
3.20%, 10/21/26 (Call 07/21/26)(a)	12,919	14,066,993
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(c)	11,730	12,891,796
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(c)	10,385	11,509,275
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)(c)	13,143	14,636,967
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)(c)	11,905	13,518,698
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(c)	10,872	12,327,940
4.13%, 07/25/28	11,422	12,919,050
4.30%, 11/20/26	5,336	6,056,100
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(c)	19,517	22,866,293
4.45%, 09/29/27(a)	19,541	22,379,045
6.63%, 01/15/28(a)	454	588,145
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)(a)	1,779	1,830,145
3.25%, 04/30/30 (Call 01/30/30)(a)	4,190	4,558,946
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	1,204	1,392,359
Commonwealth Bank of Australia
2.63%, 09/06/26(a)(b)	4,477	4,817,014
2.69%, 03/11/31(a)(b)	7,430	7,511,342
3.15%, 09/19/27(a)(b)	1,090	1,200,733
3.61%, 09/12/34 (Call 09/12/29)(a)(b)(c)	6,085	6,520,997
3.90%, 03/16/28(a)(b)	3,549	4,092,212
Cooperatieve Rabobank UA, 1.11%, 02/24/27
(Call 02/24/26)(a)(b)(c)	8,304	8,240,291
Credit Agricole SA
3.25%, 01/14/30(a)(b)	6,335	6,734,750
4.00%, 01/10/33 (Call 01/10/28)(b)(c)	6,290	6,845,110
Credit Agricole SA/London, 4.13%, 01/10/27(b)	4,186	4,719,681
Credit Suisse Group AG
3.09%, 05/14/32 (Call 05/14/31)(b)(c)	14,356	14,974,432

142	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.87%, 01/12/29 (Call 01/12/28)(a)(b)(c)	$8,975	$9,924,901
4.19%, 04/01/31 (Call 04/01/30)(b)(c)	14,449	16,368,750
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	10,689	11,950,699
Danske Bank A/S, 4.38%, 06/12/28(a)(b)	1,015	1,146,763
Deutsche Bank AG/New York NY
3.04%, 05/28/32 (Call 05/28/31)(c)	7,328	7,559,474
3.55%, 09/18/31 (Call 09/18/30),
(SOFR + 3.043%)(a)(c)	7,118	7,698,754
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	3,604	3,791,364
4.65%, 09/13/28 (Call 06/13/28)(a)	6,545	7,675,679
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	3,831	4,065,230
3.95%, 03/14/28 (Call 02/14/28)(a)	3,618	4,169,236
Fifth Third Bank NA, 2.25%, 02/01/27 (Call 01/01/27)(a)	3,250	3,412,754
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	1,331	1,648,375
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27 (Call 09/10/26)(c)	8,591	8,631,334
1.99%, 01/27/32 (Call 01/27/31)(c)	12,423	12,178,157
2.38%, 07/21/32 (Call 07/21/31),
(SOFR + 1.248%)(c)	17,355	17,545,406
2.60%, 02/07/30 (Call 11/07/29)	10,363	10,801,540
2.62%, 04/22/32 (Call 04/22/31),
(SOFR + 1.281%)(c)	18,115	18,696,931
3.50%, 11/16/26 (Call 11/16/25)	12,963	14,111,632
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(a)(c)	13,164	14,621,892
3.80%, 03/15/30 (Call 12/15/29)	12,637	14,248,402
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(c)	12,598	14,111,148
3.85%, 01/26/27 (Call 01/26/26)	11,589	12,812,747
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(c)	17,749	20,320,858
5.95%, 01/15/27	5,932	7,223,716
Hana Bank, 1.25%, 12/16/26(b)	170	169,581
HSBC Capital Funding Dollar 1 LP, 10.18%,
(Call 06/30/30)(b)(c)(d)	3,000	4,980,000
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27)(c)	4,950	4,996,828
2.21%, 08/17/29 (Call 08/17/28),
(SOFR + 1.285%)(a)(c)	3,845	3,877,452
2.36%, 08/18/31 (Call 08/18/30)(c)	7,641	7,674,423
2.80%, 05/24/32 (Call 05/24/31)(c)	14,180	14,640,393
2.85%, 06/04/31 (Call 06/04/30)(c)	8,573	8,946,773
3.97%, 05/22/30 (Call 05/22/29)(a)(c)	15,779	17,687,696
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(c)	14,537	16,191,441
4.38%, 11/23/26(a)	9,722	10,933,668
4.58%, 06/19/29 (Call 06/19/28)(c)	14,772	17,065,427
4.95%, 03/31/30	9,994	12,069,817
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(b)(c)	4,215	4,222,604
2.55%, 02/04/30 (Call 11/04/29)(a)	4,399	4,626,144
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(b)	2,270	2,472,339
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	2,574	2,881,277
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31)(a)(c)	1,232	1,281,169
3.95%, 03/29/27(a)	7,658	8,617,087
4.05%, 04/09/29(a)	4,913	5,660,778

Security	Par (000)	Value

Banks (continued)
4.55%, 10/02/28	$5,444	$6,417,390
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	2,440	2,661,399
3.88%, 01/12/28(b)	1,626	1,758,280
Series NR, 4.00%, 09/23/29(b)	400	441,545
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30)(c)	6,786	6,571,943
1.95%, 02/04/32 (Call 02/04/31)(c)	11,347	11,143,640
2.07%, 06/01/29 (Call 06/01/28)(c)	11,880	12,046,449
2.18%, 06/01/28 (Call 06/01/27)(c)	7,946	8,194,469
2.52%, 04/22/31 (Call 04/22/30),
(SOFR + 2.040%)(a)(c)	15,276	15,806,448
2.58%, 04/22/32 (Call 04/22/31)(c)	8,852	9,134,068
2.74%, 10/15/30 (Call 10/15/29),
(SOFR + 1.510%)(a)(c)	18,664	19,663,061
2.95%, 10/01/26 (Call 07/01/26)	11,608	12,519,392
2.96%, 05/13/31 (Call 05/13/30),
(SOFR + 2.515%)(a)(c)	15,717	16,643,865
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(c)	11,903	13,153,658
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(a)(c)	12,984	14,317,601
3.63%, 12/01/27 (Call 12/01/26)(a)	6,859	7,546,441
3.70%, 05/06/30 (Call 05/06/29)(c)	11,959	13,385,772
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(c)	14,785	16,435,521
4.01%, 04/23/29 (Call 04/23/28)(c)	11,375	12,907,132
4.13%, 12/15/26	11,064	12,561,512
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(c)	12,053	13,845,272
4.25%, 10/01/27(a)	8,198	9,400,446
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(a)(c)	13,657	15,949,618
4.49%, 03/24/31 (Call 03/24/30),
(SOFR + 3.790%)(c)	14,944	17,690,967
7.63%, 10/15/26(a)	3,778	4,918,501
8.00%, 04/29/27	3,567	4,783,046
KeyBank N.A./Cleveland OH
3.90%, 04/13/29(a)	2,211	2,499,114
6.95%, 02/01/28(a)	481	616,956
KeyCorp.
2.25%, 04/06/27	4,305	4,487,174
2.55%, 10/01/29(a)	4,238	4,463,906
4.10%, 04/30/28(a)	4,193	4,837,033
Lloyds Banking Group PLC
3.57%, 11/07/28 (Call 11/07/27)(c)	9,119	10,016,511
3.75%, 01/11/27	7,238	8,024,856
4.38%, 03/22/28(a)	5,841	6,721,927
4.55%, 08/16/28(a)	5,752	6,709,969
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31)(a)(b)(c)	3,755	3,775,573
3.62%, 06/03/30(a)(b)	4,178	4,449,574
Macquarie Group Ltd.
1.63%, 09/23/27 (Call 09/23/26)(a)(b)(c)	1,765	1,772,604
2.69%, 06/23/32 (Call 06/23/31)(b)(c)	6,110	6,192,502
3.76%, 11/28/28 (Call 11/28/27)(b)(c)	3,392	3,748,415
4.65%, 03/27/29 (Call 03/27/28)(a)(b)(c)	1,875	2,167,356
5.03%, 01/15/30 (Call 01/15/29)(b)(c)	4,093	4,885,358
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	115	127,174

S C H E D U L E O F I N V E S T M E N T S	143

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	$5,369	$5,370,595
2.31%, 07/20/32 (Call 07/20/31)(c)	7,500	7,567,054
2.56%, 02/25/30(a)	7,774	8,091,868
2.76%, 09/13/26	5,261	5,602,064
3.20%, 07/18/29	10,019	10,903,597
3.29%, 07/25/27(a)	4,383	4,844,193
3.68%, 02/22/27(a)	4,211	4,703,988
3.74%, 03/07/29	8,363	9,438,839
3.96%, 03/02/28	6,855	7,797,902
4.05%, 09/11/28	2,862	3,292,097
Mizuho Financial Group Inc.
1.98%, 09/08/31 (Call 09/08/30)(a)(c)	4,190	4,119,224
2.17%, 05/22/32 (Call 05/22/31)(c)	2,930	2,919,803
2.20%, 07/10/31 (Call 07/10/30)(c)	5,401	5,401,579
2.26%, 07/09/32 (Call 07/09/31)(c)	6,895	6,894,566
2.59%, 05/25/31 (Call 05/25/30)(a)(c)	2,298	2,380,952
2.84%, 09/13/26	1,361	1,464,357
2.87%, 09/13/30 (Call 09/13/29)(c)	2,414	2,557,548
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(a)(c)	1,093	1,178,945
3.17%, 09/11/27(a)	5,595	6,085,134
3.66%, 02/28/27	3,150	3,505,128
4.02%, 03/05/28(a)	6,004	6,901,824
4.25%, 09/11/29 (Call 09/11/28)(a)(c)	4,021	4,622,062
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31)(c)	11,656	11,268,494
1.93%, 04/28/32 (Call 04/28/31),
(SOFR + 1.020%)(c)	12,047	11,778,021
2.24%, 07/21/32 (Call 07/21/31),
(SOFR + 1.178%)(c)	18,030	18,077,599
2.70%, 01/22/31 (Call 01/22/30),
(SOFR + 1.143%)(c)	17,304	18,118,657
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(a)(c)	12,871	14,299,874
3.62%, 04/01/31 (Call 04/01/30),
(SOFR + 3.120%)(c)	15,072	16,881,648
3.63%, 01/20/27(a)	13,773	15,322,908
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(c)	12,838	14,339,716
3.95%, 04/23/27	11,243	12,628,035
4.35%, 09/08/26(a)	11,996	13,629,671
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(c)	15,218	17,740,056
National Australia Bank Ltd.
2.33%, 08/21/30(b)	6,896	6,754,529
2.99%, 05/21/31(b)	5,893	6,056,067
3.50%, 01/10/27(a)(b)	2,948	3,286,656
3.93%, 08/02/34 (Call 08/02/29)(a)(b)(c)	6,663	7,272,027
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(c)	4,270	4,284,919
3.07%, 05/22/28 (Call 05/22/27)(a)(c)	5,155	5,500,795
4.45%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(a)(c)	6,017	6,941,476
4.89%, 05/18/29 (Call 05/18/28)(a)(c)	8,925	10,499,115
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(c)	8,566	10,272,210
NBK Tier 1 Financing Ltd., 3.63%,
(Call 08/24/26)(b)(c)(d)	2,150	2,148,340
Nordea Bank Abp, 4.63%, 09/13/33 (Call 09/13/28)(b)(c)	1,546	1,746,450

Security	Par (000)	Value

Banks (continued)
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	$3,368	$3,437,431
3.15%, 05/03/29 (Call 02/03/29)	2,045	2,260,585
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(a)(c)	1,456	1,589,155
3.65%, 08/03/28 (Call 05/03/28)(a)	1,745	1,984,194
PNC Bank N.A.
2.70%, 10/22/29	4,501	4,797,468
3.10%, 10/25/27 (Call 09/25/27)(a)	5,061	5,570,971
3.25%, 01/22/28 (Call 12/23/27)(a)	4,567	5,059,075
4.05%, 07/26/28(a)	6,868	7,954,287
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31)(a)(c)	3,870	3,986,061
2.55%, 01/22/30 (Call 10/24/29)(a)	10,726	11,265,256
3.15%, 05/19/27 (Call 04/19/27)(a)	1,935	2,127,134
3.45%, 04/23/29 (Call 01/23/29)	6,653	7,423,423
Regions Financial Corp., 1.80%, 08/12/28
(Call 06/12/28)	5,300	5,295,536
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)(a)	4,769	5,113,199
4.40%, 07/13/27 (Call 04/14/27)	5,598	6,320,168
Santander UK Group Holdings PLC
2.90%, 03/15/32 (Call 03/15/31)(a)(c)	2,330	2,410,633
3.82%, 11/03/28 (Call 11/03/27)(c)	4,798	5,299,225
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(b)	160	176,256
4.00%, 04/23/29(b)	2,605	2,934,945
Societe Generale SA
2.89%, 06/09/32 (Call 06/09/31)(b)(c)	6,955	7,092,722
3.00%, 01/22/30(a)(b)	5,887	6,166,950
3.65%, 07/08/35 (Call 07/08/30)(b)(c)	2,570	2,688,237
4.00%, 01/12/27(b)	2,883	3,187,992
4.75%, 09/14/28(a)(b)	3,485	4,065,250
Standard Chartered PLC
2.68%, 06/29/32 (Call 06/29/31)(b)(c)	8,315	8,427,618
4.30%, 02/19/27(b)	2,292	2,513,617
4.31%, 05/21/30 (Call 05/21/29)(a)(b)(c)	4,311	4,954,795
4.64%, 04/01/31 (Call 04/01/30)(a)(b)(c)	13,967	16,324,839
4.87%, 03/15/33 (Call 03/15/28)(b)(c)	2,620	2,919,244
State Street Corp.
2.20%, 03/03/31	4,280	4,367,903
2.40%, 01/24/30(a)	4,920	5,182,641
3.03%, 11/01/34 (Call 11/01/29),
(SOFR + 1.490%)(c)	1,485	1,592,124
3.15%, 03/30/31 (Call 03/30/30)(a)(c)	1,717	1,898,518
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(c)	3,698	4,337,477
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31(a)	3,701	3,605,024
2.13%, 07/08/30	6,508	6,552,773
2.14%, 09/23/30(a)	4,833	4,742,698
2.72%, 09/27/29	3,352	3,534,597
2.75%, 01/15/30	7,409	7,849,433
3.01%, 10/19/26(a)	5,282	5,738,005
3.04%, 07/16/29	11,726	12,613,330
3.20%, 09/17/29(a)	2,729	2,918,228
3.35%, 10/18/27(a)	2,740	3,014,553
3.36%, 07/12/27(a)	5,381	5,954,715
3.45%, 01/11/27(a)	5,653	6,245,816
3.54%, 01/17/28(a)	3,417	3,809,126

144	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.94%, 07/19/28	$5,192	$5,934,262
4.31%, 10/16/28(a)	3,489	4,069,380
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	2,056	1,990,789
2.10%, 05/15/28 (Call 03/15/28)	1,020	1,042,156
3.13%, 06/05/30 (Call 03/05/30)(a)	3,265	3,534,342
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(a)(c)	4,101	4,544,092
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	7,698	7,879,609
3.80%, 10/30/26 (Call 09/30/26)	3,703	4,158,238
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	4,045	3,992,730
1.89%, 06/07/29 (Call 06/07/28)(a)(c)	4,110	4,165,444
1.95%, 06/05/30 (Call 03/05/30)(a)	4,183	4,252,071
3.88%, 03/19/29 (Call 02/16/29)(a)	3,412	3,898,106
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	5,648	5,468,256
3.00%, 07/30/29 (Call 04/30/29)(a)	5,296	5,768,467
3.90%, 04/26/28 (Call 03/24/28)	4,390	5,067,967
Series X, 3.15%, 04/27/27 (Call 03/27/27)	6,531	7,186,801
UBS Group AG
2.10%, 02/11/32 (Call 02/11/31)(a)(b)(c)	9,879	9,756,922
3.13%, 08/13/30 (Call 08/13/29)(a)(b)(c)	6,804	7,354,995
4.25%, 03/23/28 (Call 03/23/27)(a)(b)	9,749	11,075,989
UniCredit SpA, 3.13%, 06/03/32 (Call 06/03/31)(a)(b)(c)	5,490	5,595,568
United Overseas Bank Ltd., 2.00%, 10/14/31 (Call 10/14/26)(b)(c)	4,355	4,394,448
Wachovia Corp., 7.57%, 08/01/26(e)	975	1,253,992
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	358	400,062
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27)(c)	15,808	16,487,606
2.57%, 02/11/31 (Call 02/11/30)(c)	13,869	14,400,886
2.88%, 10/30/30 (Call 10/30/29)(c)	16,599	17,650,842
3.00%, 10/23/26(a)	16,064	17,368,166
3.58%, 05/22/28 (Call 05/22/27)(c)	14,992	16,631,562
4.15%, 01/24/29 (Call 10/24/28)	12,263	14,119,213
4.30%, 07/22/27	12,436	14,253,844
4.48%, 04/04/31 (Call 04/04/30)(c)	12,005	14,220,783
Westpac Banking Corp.
2.15%, 06/03/31	6,735	6,898,773
2.65%, 01/16/30	4,405	4,756,726
2.67%, 11/15/35 (Call 11/15/30)(c)	7,104	7,049,188
3.35%, 03/08/27	4,805	5,346,380
3.40%, 01/25/28(a)	5,501	6,169,536
4.11%, 07/24/34 (Call 07/24/29)(a)(c)	6,461	7,134,146
4.32%, 11/23/31 (Call 11/23/26)(a)(c)	5,449	6,057,669
Wintrust Financial Corp., 4.85%, 06/06/29	333	365,002
Woori Bank, 5.13%, 08/06/28(b)	422	500,276
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)(a)	2,420	2,559,476

		2,443,552,695

Beverages — 1.9%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	7,725	8,604,189
4.00%, 04/13/28 (Call 01/13/28)(a)	13,560	15,434,047
4.75%, 01/23/29 (Call 10/23/28)(a)	18,639	22,160,006
4.90%, 01/23/31 (Call 10/23/30)	2,375	2,925,025
Bacardi Ltd., 4.70%, 05/15/28 (Call 02/15/28)(a)(b)	5,220	6,091,452

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	$4,342	$4,236,091
1.38%, 03/15/31(a)	1,193	1,148,724
1.45%, 06/01/27(a)	4,296	4,381,275
1.50%, 03/05/28(a)	3,837	3,864,606
1.65%, 06/01/30	6,672	6,614,934
2.00%, 03/05/31(a)	3,382	3,438,846
2.13%, 09/06/29	5,025	5,222,426
2.25%, 01/05/32	8,000	8,277,952
2.90%, 05/25/27(a)	2,944	3,223,955
3.38%, 03/25/27(a)	6,558	7,313,079
3.45%, 03/25/30	3,405	3,861,407
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(a)(b)	1,215	1,213,967
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	6,434	6,737,041
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	4,900	4,904,240
2.88%, 05/01/30 (Call 02/01/30)(a)	3,212	3,381,515
3.15%, 08/01/29 (Call 05/01/29)	3,051	3,296,103
3.50%, 05/09/27 (Call 02/09/27)(a)	2,632	2,911,339
3.60%, 02/15/28 (Call 11/15/27)(a)	3,679	4,076,836
3.70%, 12/06/26 (Call 09/06/26)	2,878	3,195,734
4.65%, 11/15/28 (Call 08/15/28)	2,841	3,346,536
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	6,065	6,110,799
2.38%, 10/24/29 (Call 07/24/29)	4,354	4,542,250
3.88%, 05/18/28 (Call 02/18/28)(a)	2,819	3,226,934
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(a)(b)	4,749	5,258,100
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)(a)	2,790	2,828,424
2.55%, 09/15/26 (Call 06/15/26)(a)	2,804	2,978,507
3.20%, 05/01/30 (Call 02/01/30)(a)	3,976	4,331,812
3.43%, 06/15/27 (Call 03/15/27)	2,833	3,142,103
4.60%, 05/25/28 (Call 02/25/28)	9,836	11,542,801
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)(a)	3,520	3,450,263
1.63%, 05/01/30 (Call 02/01/30)	5,706	5,688,243
2.38%, 10/06/26 (Call 07/06/26)(a)	5,815	6,228,204
2.63%, 03/19/27 (Call 01/19/27)	2,239	2,412,338
2.63%, 07/29/29 (Call 04/29/29)	6,358	6,841,010
2.75%, 03/19/30 (Call 12/19/29)	8,266	8,953,602
3.00%, 10/15/27 (Call 07/15/27)(a)	3,499	3,865,316
7.00%, 03/01/29	985	1,381,411
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(a)(b)	4,015	3,887,182
1.63%, 04/01/31 (Call 01/01/30)(a)(b)	1,235	1,187,101

		227,717,725

Biotechnology — 0.7%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	5,350	5,334,955
2.00%, 01/15/32 (Call 10/15/31)	2,800	2,752,456
2.20%, 02/21/27 (Call 12/21/26)	9,814	10,228,460
2.30%, 02/25/31 (Call 11/25/30)(a)	3,030	3,091,755
2.45%, 02/21/30 (Call 11/21/29)(a)	5,991	6,193,573
3.20%, 11/02/27 (Call 08/02/27)(a)	4,493	4,928,138
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	8,016	8,139,073
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	4,121	4,059,871
1.65%, 10/01/30 (Call 07/01/30)(a)	5,683	5,543,755

S C H E D U L E O F I N V E S T M E N T S	145

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
2.95%, 03/01/27 (Call 12/01/26)(a)	$6,492	$7,012,887
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	3,234	3,316,301
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	7,498	7,212,438
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)(a)	5,639	5,652,791
2.15%, 09/02/31 (Call 06/02/31)	3,435	3,350,494
2.20%, 09/02/30 (Call 06/02/30)	5,776	5,725,838

		82,542,785

Building Materials — 0.7%
Boral Finance Pty Ltd., 3.75%, 05/01/28
(Call 02/01/28)(b)	125	134,590
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)(a)	7,310	7,696,215
2.70%, 02/15/31 (Call 11/15/30)(a)	1,384	1,442,982
2.72%, 02/15/30 (Call 11/15/29)	12,356	12,958,982
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(a)(b)	307	336,876
3.95%, 04/04/28 (Call 01/04/28)(a)(b)	5,888	6,682,411
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	3,281	3,308,043
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	4,187	4,552,521
Holcim Finance U.S. LLC, 3.50%, 09/22/26
(Call 06/22/26)(a)(b)	320	350,130
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)(a)	4,049	3,979,003
Lennox International Inc., 1.70%, 08/01/27
(Call 06/01/27)	2,502	2,516,619
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	1,082	1,107,092
3.45%, 06/01/27 (Call 03/01/27)	343	376,001
3.50%, 12/15/27 (Call 09/15/27)	3,289	3,650,858
Series CB, 2.50%, 03/15/30 (Call 12/15/29)(a)	4,039	4,177,465
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)(a)	2,310	2,278,143
2.00%, 10/01/30 (Call 07/01/30)(a)	1,350	1,331,007
2.00%, 02/15/31 (Call 11/15/30)(a)	4,053	4,008,995
3.50%, 11/15/27 (Call 08/15/27)	3,219	3,541,214
Owens Corning
3.88%, 06/01/30 (Call 03/01/30)	2,282	2,557,104
3.95%, 08/15/29 (Call 05/15/29)(a)	2,180	2,474,599
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	2,500	2,913,913
UltraTech Cement Ltd., 2.80%, 02/16/31
(Call 08/16/30)(b)	2,415	2,365,979
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)(a)	4,091	4,552,483
3.90%, 04/01/27 (Call 01/01/27)(a)	1,859	2,106,796

		81,400,021

Chemicals — 2.0%
Air Liquide Finance SA
2.25%, 09/10/29 (Call 06/10/29)(b)	4,393	4,581,490
2.50%, 09/27/26 (Call 06/27/26)(b)	5,934	6,310,580
Air Products and Chemicals Inc.
1.85%, 05/15/27 (Call 03/15/27)(a)	4,431	4,591,128
2.05%, 05/15/30 (Call 02/15/30)	3,452	3,545,123
Alpek SAB de CV, 3.25%, 02/25/31 (Call 11/25/30)(a)(b)	2,500	2,562,525

Security	Par (000)	Value

Chemicals (continued)
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	$1,800	$1,933,757
4.00%, 07/01/29 (Call 04/01/29)	1,736	1,902,816
CF Industries Inc., 4.50%, 12/01/26(b)	3,871	4,449,833
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(b)	3,746	4,112,125
3.70%, 06/01/28 (Call 03/01/28)(a)(b)	2,808	3,158,436
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	4,587	4,617,172
4.80%, 11/30/28 (Call 08/30/28)	3,826	4,597,482
7.38%, 11/01/29	4,339	6,056,453
DuPont de Nemours Inc., 4.73%, 11/15/28
(Call 08/15/28)(a)	11,987	14,281,241
Eastman Chemical Co., 4.50%, 12/01/28
(Call 09/01/28)	3,709	4,331,319
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	4,015	3,849,761
2.70%, 11/01/26 (Call 08/01/26)(a)	3,611	3,885,075
3.25%, 12/01/27 (Call 09/01/27)	3,046	3,367,283
4.80%, 03/24/30 (Call 12/24/29)(a)	3,453	4,238,129
EI du Pont de Nemours and Co., 2.30%, 07/15/30
(Call 04/15/30)(a)	3,278	3,389,858
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(a)(b)	4,300	4,373,074
4.25%, 11/03/26(b)	5,263	5,844,719
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)(a)	3,183	3,426,568
3.45%, 10/01/29 (Call 07/01/29)	3,190	3,478,069
GC Treasury Center Co. Ltd., 2.98%, 03/18/31
(Call 12/18/30)(a)(b)	5,000	5,134,327
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	501	518,582
4.50%, 05/01/29 (Call 02/01/29)	4,996	5,727,657
International Flavors & Fragrances Inc.
1.83%, 10/15/27 (Call 08/15/27)(b)	6,080	6,126,118
2.30%, 11/01/30 (Call 08/01/30)(b)	6,993	7,083,795
4.45%, 09/26/28 (Call 06/26/28)(a)	2,178	2,543,999
LG Chem Ltd.
2.38%, 07/07/31(b)	3,500	3,512,102
3.63%, 04/15/29(b)	1,000	1,108,675
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	4,165	3,942,653
LYB Finance Co. BV, 8.10%, 03/15/27(b)	2,214	2,932,037
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)(a)	4,898	5,388,548
LYB International Finance III LLC
2.25%, 10/01/30 (Call 07/01/30)(a)	2,352	2,391,106
3.38%, 05/01/30 (Call 02/01/30)(a)	3,374	3,715,338
MEGlobal Canada ULC, 5.88%, 05/18/30(a)(b)	3,175	3,950,113
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	2,916	3,302,722
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	3,874	3,934,628
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	2,978	3,176,393
4.00%, 12/15/26 (Call 09/15/26)(a)	1,859	2,089,006
4.20%, 04/01/29 (Call 01/01/29)(a)	4,217	4,860,552
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31
(Call 02/11/31)(a)(b)	2,755	2,799,769
PPG Industries Inc.
2.55%, 06/15/30 (Call 03/15/30)	289	302,346
2.80%, 08/15/29 (Call 05/15/29)	2,882	3,060,809

146	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.75%, 03/15/28 (Call 12/15/27)	$2,568	$2,919,304
Rohm & Haas Co., 7.85%, 07/15/29	1,850	2,588,456
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)(a)	2,364	2,599,554
4.55%, 03/01/29 (Call 12/01/28)	2,215	2,563,780
SABIC Capital II BV, 4.50%, 10/10/28(b)	4,945	5,714,501
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)(a)	3,439	3,512,987
2.95%, 08/15/29 (Call 05/15/29)(a)	4,094	4,404,129
3.45%, 06/01/27 (Call 03/01/27)(a)	7,992	8,828,899
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29 (Call 02/07/29)(a)(b)	2,455	2,758,806
Syngenta Finance NV, 5.18%, 04/24/28 (Call 01/24/28)(b)	3,905	4,468,537
Westlake Chemical Corp., 3.38%, 06/15/30 (Call 03/15/30)(a)	1,678	1,824,667
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	4,177	4,463,697
4.75%, 06/01/28 (Call 03/01/28)(b)	6,145	7,200,679

		238,333,287

Commercial Services — 1.4%
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(b)	2,035	1,977,251
4.00%, 07/30/27 (Call 06/30/27)(b)	295	311,059
4.20%, 08/04/27 (Call 02/04/27)(a)(b)	6,076	6,447,649
4.38%, 07/03/29(b)	3,080	3,284,402
Ashtead Capital Inc.
2.45%, 08/12/31 (Call 05/12/31)(b)	2,075	2,060,361
4.00%, 05/01/28 (Call 05/01/23)(b)	1,843	1,957,366
4.25%, 11/01/29 (Call 11/01/24)(b)	3,017	3,332,347
4.38%, 08/15/27 (Call 08/15/22)(b)	564	592,764
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	5,242	5,034,093
1.70%, 05/15/28 (Call 03/15/28)	3,388	3,447,823
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	2,790	2,848,806
3.88%, 08/15/30 (Call 05/15/30)	4,055	4,428,146
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	4,266	4,786,058
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(a)(b)	5,120	5,259,549
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(b)	2,745	2,949,343
4.85%, 09/26/28(b)	3,968	4,546,058
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)(a)	555	571,846
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	5,000	5,033,874
3.10%, 05/15/30 (Call 02/15/30)	4,052	4,341,968
ERAC USA Finance LLC, 3.30%, 12/01/26 (Call 09/01/26)(b)	3,523	3,844,885
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	3,776	3,945,229
4.25%, 02/01/29 (Call 11/01/28)(b)	2,350	2,679,779
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	4,054	4,260,537
3.20%, 08/15/29 (Call 05/15/29)	7,520	8,067,479
4.45%, 06/01/28 (Call 03/01/28)	2,356	2,715,781
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(b)	2,885	2,927,640
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)	4,823	5,577,221

Security	Par (000)	Value

Commercial Services (continued)
4.75%, 08/01/28 (Call 05/01/28)	$3,466	$4,101,526
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	435	442,542
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	3,155	3,131,999
3.25%, 01/15/28 (Call 10/15/27)	1,466	1,605,404
4.25%, 02/01/29 (Call 11/01/28)(a)	420	486,002
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	4,743	4,931,636
2.65%, 10/01/26 (Call 08/01/26)	6,763	7,270,124
2.85%, 10/01/29 (Call 07/01/29)	7,778	8,388,372
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	3,460	3,634,184
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	4,663	5,007,281
4.00%, 03/18/29 (Call 12/18/28)(a)	5,247	5,933,137
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	3,508	3,339,163
2.50%, 12/01/29 (Call 09/01/29)(a)	3,076	3,258,495
2.95%, 01/22/27 (Call 10/22/26)	962	1,042,203
Sodexo Inc., 2.72%, 04/16/31 (Call 01/16/31)(b)	1,853	1,913,931
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(a)(b)	4,953	5,045,274
3.38%, 03/22/27 (Call 12/22/26)(b)	3,489	3,814,924
Triton Container International Ltd., 3.15%, 06/15/31 (Call 03/15/31)(b)	4,950	5,058,454
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)	125	131,344
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	3,769	4,310,845
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	471	467,061

		170,543,215

Computers — 1.9%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)(a)	3,903	3,951,268
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	5,355	5,299,586
1.25%, 08/20/30 (Call 05/20/30)(a)	3,471	3,345,401
1.40%, 08/05/28 (Call 06/05/28)	13,000	12,963,499
1.65%, 05/11/30 (Call 02/11/30)	9,122	9,085,916
1.65%, 02/08/31 (Call 11/08/30)	8,488	8,415,935
1.70%, 08/05/31 (Call 05/05/31)(a)	13,100	12,965,427
2.05%, 09/11/26 (Call 07/11/26)	7,181	7,531,128
2.20%, 09/11/29 (Call 06/11/29)	8,801	9,186,198
2.90%, 09/12/27 (Call 06/12/27)	10,526	11,493,725
3.00%, 06/20/27 (Call 03/20/27)	6,204	6,841,523
3.00%, 11/13/27 (Call 08/13/27)(a)	8,266	9,082,281
3.20%, 05/11/27 (Call 02/11/27)	7,925	8,775,273
3.35%, 02/09/27 (Call 11/09/26)	10,728	11,917,954
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	8,558	9,903,558
5.30%, 10/01/29 (Call 07/01/29)	9,113	11,094,624
6.10%, 07/15/27 (Call 05/15/27)	2,600	3,206,419
6.20%, 07/15/30 (Call 04/15/30)	3,440	4,418,008
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)(a)	2,127	2,438,023
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	2,775	2,798,224
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)(b)	4,330	4,332,232
3.00%, 06/17/27 (Call 04/17/27)(a)	5,622	6,053,721
3.40%, 06/17/30 (Call 03/17/30)	5,224	5,594,629

S C H E D U L E O F I N V E S T M E N T S	147

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	$8,752	$8,921,634
1.95%, 05/15/30 (Call 02/15/30)	6,441	6,462,388
3.30%, 01/27/27	4,783	5,275,309
3.50%, 05/15/29	12,816	14,357,333
6.22%, 08/01/27	587	744,563
6.50%, 01/15/28(a)	3,195	4,145,456
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	2,583	2,546,141
4.38%, 05/15/30 (Call 02/15/30)	3,000	3,441,480
Lenovo Group Ltd., 3.42%, 11/02/30
(Call 08/02/30)(a)(b)	5,145	5,430,994
NetApp Inc.
2.38%, 06/22/27 (Call 04/22/27)(a)	3,330	3,488,745
2.70%, 06/22/30 (Call 03/22/30)	4,303	4,471,048

		229,979,643

Cosmetics & Personal Care — 0.6%
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	4,153	4,210,137
2.38%, 12/01/29 (Call 09/01/29)(a)	4,420	4,650,568
2.60%, 04/15/30 (Call 01/15/30)	2,247	2,391,164
3.15%, 03/15/27 (Call 12/15/26)(a)	554	610,617
Procter & Gamble Co. (The)
1.20%, 10/29/30	4,380	4,222,012
1.95%, 04/23/31	5,978	6,129,800
2.45%, 11/03/26	4,619	4,951,683
2.80%, 03/25/27	2,980	3,241,791
2.85%, 08/11/27(a)	4,204	4,599,214
3.00%, 03/25/30(a)	7,031	7,799,956
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)(a)	2,810	2,738,780
1.75%, 08/12/31 (Call 05/12/31)	7,085	7,044,149
2.13%, 09/06/29 (Call 06/06/29)(a)	4,586	4,736,530
2.90%, 05/05/27 (Call 02/05/27)	4,830	5,239,572
3.50%, 03/22/28 (Call 12/22/27)(a)	6,551	7,363,723

		69,929,696

Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(a)(b)	3,810	4,145,764
4.50%, 10/24/28 (Call 07/24/28)(b)	2,056	2,396,727

		6,542,491

Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)	5,642	6,009,810
3.88%, 01/23/28 (Call 10/23/27)(a)	3,336	3,575,750
4.63%, 10/15/27 (Call 08/15/27)(a)	3,087	3,446,590
Affiliated Managers Group Inc., 3.30%, 06/15/30
(Call 03/15/30)	2,874	3,118,466
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)(a)	4,110	4,036,217
3.00%, 02/01/30 (Call 11/01/29)	3,871	3,965,061
3.13%, 12/01/30 (Call 09/01/30)	1,735	1,778,493
3.25%, 10/01/29 (Call 07/01/29)	2,871	3,008,102
3.63%, 04/01/27 (Call 01/01/27)(a)	2,824	3,051,579
3.63%, 12/01/27 (Call 09/01/27)(a)	2,905	3,146,548
4.63%, 10/01/28 (Call 07/01/28)	2,736	3,106,963
Aircastle Ltd., 2.85%, 01/26/28 (Call 11/26/27)(b)	2,755	2,818,934

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	$9,955	$11,029,217
Ameriprise Financial Inc., 2.88%, 09/15/26
(Call 06/15/26)(a)	3,229	3,480,444
Andrew W Mellon Foundation (The), Series 2020,
0.95%, 08/01/27 (Call 06/01/27)(a)	478	471,689
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	370	371,671
3.95%, 07/15/26 (Call 06/15/26)(b)	2,252	2,406,285
Ares Finance Co. II LLC, 3.25%, 06/15/30
(Call 03/15/30)(b)	1,130	1,195,024
Aviation Capital Group LLC, 3.50%, 11/01/27
(Call 07/01/27)(a)(b)	3,345	3,547,127
Avolon Holdings Funding Ltd.
2.53%, 11/18/27 (Call 10/18/27)(b)	5,085	5,048,127
2.75%, 02/21/28 (Call 12/21/27)(a)(b)	6,120	6,139,746
3.25%, 02/15/27 (Call 12/15/26)(b)	921	955,135
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	445	429,330
1.63%, 08/05/28 (Call 06/05/28)(b)	6,910	6,838,280
2.00%, 01/30/32 (Call 10/30/31)(b)	9,000	8,830,544
2.50%, 01/10/30 (Call 10/10/29)(a)(b)	4,766	4,985,226
3.15%, 10/02/27 (Call 07/02/27)(b)	275	298,874
Blue Owl Finance LLC, 3.13%, 06/10/31
(Call 03/10/31)(b)	4,781	4,804,325
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	4,420	4,421,014
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	4,074	4,178,268
3.50%, 09/18/27 (Call 06/18/27)(a)(b)	950	1,018,991
Brookfield Finance I UK PLC, 2.34%, 01/30/32
(Call 10/30/31)	3,875	3,874,554
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	2,900	3,016,666
3.90%, 01/25/28 (Call 10/25/27)	3,916	4,403,005
4.35%, 04/15/30 (Call 01/15/30)(a)	3,071	3,580,887
4.85%, 03/29/29 (Call 12/29/28)(a)	3,364	4,013,530
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31)(c)	8,570	8,509,095
3.65%, 05/11/27 (Call 04/11/27)(a)	4,772	5,326,083
3.75%, 03/09/27 (Call 02/09/27)	6,621	7,402,630
3.80%, 01/31/28 (Call 12/31/27)(a)	7,024	7,882,814
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)(a)	2,148	2,084,274
3.65%, 01/12/27 (Call 10/12/26)	4,619	5,155,885
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)(a)	5,180	5,068,526
1.95%, 12/01/31 (Call 09/01/31)	6,000	6,005,371
2.00%, 03/20/28 (Call 01/20/28)	3,998	4,119,814
2.30%, 05/13/31 (Call 02/13/31)(a)	5,365	5,534,262
3.20%, 03/02/27 (Call 12/02/26)(a)	4,477	4,916,208
3.20%, 01/25/28 (Call 10/25/27)	4,651	5,122,420
3.25%, 05/22/29 (Call 02/22/29)(a)	1,201	1,327,075
4.00%, 02/01/29 (Call 11/01/28)	3,807	4,395,560
4.63%, 03/22/30 (Call 12/22/29)	81	98,910
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	5,506	5,721,532
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(a)(b)	2,589	2,814,323
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)(a)	3,468	3,970,834
Discover Financial Services, 4.10%, 02/09/27
(Call 11/09/26)(a)	5,722	6,436,735
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,527	2,762,498

148	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
FMR LLC, 7.57%, 06/15/29(b)	$215	$303,991
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	4,871	4,709,537
GE Capital Funding LLC
4.05%, 05/15/27 (Call 03/15/27)	5,741	6,498,318
4.40%, 05/15/30 (Call 02/15/30)	13,192	15,453,726
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(b)	990	960,300
Jefferies Group LLC, 6.45%, 06/08/27(a)	2,007	2,507,238
Jefferies Group LLC/Jefferies Group Capital
Finance Inc.
4.15%, 01/23/30	5,431	6,156,080
4.85%, 01/15/27	4,324	5,042,829
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	2,454	2,701,081
4.38%, 03/11/29 (Call 12/11/28)	2,453	2,815,975
4.50%, 09/19/28 (Call 06/19/28)(a)	2,117	2,458,224
LSEGA Financing PLC
2.00%, 04/06/28 (Call 02/06/28)(b)	6,466	6,580,531
2.50%, 04/06/31 (Call 01/06/31)(a)(b)	5,450	5,619,276
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)(a)	3,125	3,193,007
2.95%, 11/21/26 (Call 08/21/26)	4,254	4,643,328
2.95%, 06/01/29 (Call 03/01/29)	5,309	5,824,477
3.30%, 03/26/27 (Call 01/26/27)(a)	2,772	3,076,610
3.35%, 03/26/30 (Call 12/26/29)(a)	7,411	8,367,961
3.50%, 02/26/28 (Call 11/26/27)	2,102	2,373,374
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)(a)	4,621	4,404,406
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(a)(b)	760	873,245
Nomura Holdings Inc.
2.17%, 07/14/28	4,341	4,340,306
2.61%, 07/14/31(a)	6,765	6,835,558
2.68%, 07/16/30(a)	4,824	4,923,831
3.10%, 01/16/30(a)	6,892	7,287,173
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	4,630	5,314,778
ORIX Corp.
2.25%, 03/09/31(a)	1,475	1,496,135
3.70%, 07/18/27(a)	267	299,208
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(a)(b)	1,573	1,805,620
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	4,216	4,385,303
6.15%, 12/06/28(b)	1,782	2,119,784
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)(a)	3,104	3,719,797
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	580	649,741
SURA Asset Management SA, 4.38%, 04/11/27(b)	100	108,194
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	4,728	5,269,531
5.15%, 03/19/29 (Call 12/19/28)(a)	3,092	3,661,463
USAA Capital Corp., 2.13%, 05/01/30
(Call 02/01/30)(a)(b)	551	560,796
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	2,412	2,371,904
1.10%, 02/15/31 (Call 11/15/30)(a)	5,220	4,962,695
1.90%, 04/15/27 (Call 02/15/27)(a)	7,898	8,209,244
2.05%, 04/15/30 (Call 01/15/30)(a)	7,613	7,861,476
2.75%, 09/15/27 (Call 06/15/27)	3,562	3,873,814

Security	Par (000)	Value

Diversified Financial Services (continued)
Western Union Co. (The), 2.75%, 03/15/31
(Call 12/15/30)(a)	$3,074	$3,105,411

		402,780,597

Electric — 6.8%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	860	868,514
4.88%, 04/23/30(b)	7,241	8,708,302
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(b)	4,514	4,568,170
Adani Transmission Ltd., 4.00%, 08/03/26(a)(b)	835	892,184
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)	2,375	2,678,877
Series I, 2.10%, 07/01/30 (Call 04/01/30)	2,410	2,389,391
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	1,712	1,863,572
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)	3,040	3,067,492
3.95%, 07/15/30 (Call 04/15/30)(b)	6,051	6,746,260
AES Panama Generation Holdings SRL, 4.38%,
05/31/30 (Call 02/28/30)(b)	6,205	6,450,097
Alabama Power Co., Series 20-A, 1.45%, 09/15/30
(Call 06/15/30)(a)	2,976	2,881,677
Alliant Energy Finance LLC, 4.25%, 06/15/28
(Call 03/15/28)(b)	1,606	1,833,681
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	2,522	2,510,725
3.50%, 01/15/31 (Call 10/15/30)(a)	2,035	2,250,582
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	3,989	3,862,666
3.80%, 05/15/28 (Call 02/15/28)	2,315	2,627,625
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	3,168	3,198,432
3.20%, 11/13/27 (Call 08/13/27)(a)	2,981	3,243,859
Series J, 4.30%, 12/01/28 (Call 09/01/28)	3,028	3,489,977
Appalachian Power Co.
Series AA, 2.70%, 04/01/31 (Call 01/01/31)(a)	900	939,260
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,715	1,868,177
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	1,400	1,406,519
2.55%, 09/15/26 (Call 06/15/26)(a)	543	570,456
2.60%, 08/15/29 (Call 05/15/29)	2,524	2,657,470
2.95%, 09/15/27 (Call 06/15/27)(a)	285	308,779
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	595	615,741
4.00%, 10/15/28 (Call 07/15/28)	2,528	2,917,287
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28
(Call 05/01/28)(a)(b)	780	887,821
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	4,385	4,945,319
Baltimore Gas and Electric Co., 2.25%, 06/15/31
(Call 03/15/31)	1,988	2,029,759
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	2,160	2,103,501
3.25%, 04/15/28 (Call 01/15/28)	2,711	2,983,633
3.70%, 07/15/30 (Call 04/15/30)	1,757	2,001,000
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)(a)	2,068	2,123,990
3.05%, 10/15/29 (Call 07/15/29)	2,160	2,316,423
3.15%, 01/15/27 (Call 07/15/26)	1,782	1,906,801
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,740	1,885,552
Series AE, 2.35%, 04/01/31 (Call 01/01/31)(a)	240	248,294

S C H E D U L E O F I N V E S T M E N T S	149

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	$1,385	$1,470,014
CenterPoint Energy Inc.
2.65%, 06/01/31 (Call 03/01/31)(a)	1,252	1,300,256
2.95%, 03/01/30 (Call 12/01/29)	2,962	3,155,702
4.25%, 11/01/28 (Call 08/01/28)	2,923	3,363,585
Cleco Corporate Holdings LLC, 3.38%, 09/15/29
(Call 06/15/29)	1,095	1,144,545
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	1,270	1,377,445
4.55%, 11/15/30 (Call 08/15/30)(b)	225	265,553
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	1,704	1,816,507
3.45%, 08/15/27 (Call 05/15/27)(a)	1,962	2,174,390
3.75%, 12/01/50 (Call 12/01/30)(a)(c)	1,934	1,958,175
4.75%, 06/01/50 (Call 03/01/30)(a)(c)	2,618	2,945,250
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)(b)	2,500	2,596,875
3.95%, 10/11/27 (Call 07/11/27)(a)(b)	2,506	2,744,095
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(a)(b)	5,564	5,536,236
4.75%, 02/23/27(b)	4,965	5,598,038
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	2,608	2,685,611
3.70%, 08/15/28 (Call 05/15/28)	1,685	1,923,746
Series 122, 2.95%, 08/15/27 (Call 05/15/27)(a)	2,175	2,358,576
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,827	3,120,002
Connecticut Light and Power Co. (The), Series A,
2.05%, 07/01/31 (Call 04/01/31)	4,867	4,931,861
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	2,420	2,482,317
3.80%, 05/15/28 (Call 02/15/28)	1,790	2,030,688
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	4,082	4,514,639
Series B, 2.90%, 12/01/26 (Call 09/01/26)	1,850	1,968,881
Series B, 3.13%, 11/15/27 (Call 08/15/27)	2,206	2,395,257
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	755	867,663
Consumers Energy Co., 3.80%, 11/15/28
(Call 08/15/28)	1,653	1,888,105
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	3,220	3,703,426
Series B, 3.60%, 03/15/27 (Call 01/15/27)(a)	2,298	2,551,808
Series C, 2.25%, 08/15/31 (Call 05/15/31)	3,665	3,700,714
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	9,188	10,075,632
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)(a)	3,444	3,561,343
Series A, 1.90%, 04/01/28 (Call 02/01/28)	4,381	4,484,844
Series C, 2.63%, 03/01/31 (Call 12/01/30)	460	487,086
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)(a)	2,404	2,571,192
2.95%, 03/01/30 (Call 12/01/29)(a)	1,597	1,691,739
Series C, 3.40%, 06/15/29 (Call 03/15/29)	2,835	3,095,431
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	2,228	2,326,744
2.45%, 02/01/30 (Call 11/01/29)	3,275	3,411,423
2.55%, 04/15/31 (Call 01/15/31)	2,505	2,628,198
2.95%, 12/01/26 (Call 09/01/26)	3,274	3,546,800
3.95%, 11/15/28 (Call 08/15/28)(a)	3,195	3,660,884
Series A, 6.00%, 12/01/28	721	921,817
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)(a)	5,946	6,101,892

Security	Par (000)	Value

Electric (continued)
2.55%, 06/15/31 (Call 03/15/31)(a)	$4,155	$4,272,673
2.65%, 09/01/26 (Call 06/01/26)(a)	7,569	8,047,224
3.15%, 08/15/27 (Call 05/15/27)	4,331	4,698,835
3.40%, 06/15/29 (Call 03/15/29)	3,717	4,073,851
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,346	2,317,317
2.50%, 12/01/29 (Call 09/01/29)(a)	2,088	2,197,884
3.20%, 01/15/27 (Call 10/15/26)(a)	2,699	2,962,626
3.80%, 07/15/28 (Call 04/15/28)	3,535	4,007,650
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	2,380	2,412,513
3.65%, 02/01/29 (Call 11/01/28)	2,481	2,780,225
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	3,150	3,152,124
3.45%, 03/15/29 (Call 12/15/28)(a)	3,172	3,552,009
3.70%, 09/01/28 (Call 06/01/28)	2,455	2,781,799
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	1,852	1,842,455
2.78%, 01/07/32 (Call 10/07/31)(a)(b)	1,090	1,106,319
3.62%, 08/01/27 (Call 05/01/27)(b)	1,670	1,823,982
Edison International
4.13%, 03/15/28 (Call 12/15/27)	2,943	3,149,885
5.75%, 06/15/27 (Call 04/15/27)(a)	3,268	3,735,312
EDP Finance BV, 1.71%, 01/24/28(a)(b)	5,893	5,845,159
Electricite de France SA, 4.50%, 09/21/28
(Call 06/21/28)(b)	9,370	10,893,387
Emera U.S. Finance LP, 2.64%, 06/15/31
(Call 03/15/31)(a)(b)	2,885	2,936,918
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	1,821	1,982,177
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)(a)	5,066	5,832,232
Enel Finance International NV
1.88%, 07/12/28 (Call 05/12/28)(a)(b)	7,430	7,446,636
2.25%, 07/12/31 (Call 04/12/31)(b)	6,395	6,371,179
3.50%, 04/06/28(b)	5,821	6,416,747
3.63%, 05/25/27(a)(b)	9,068	10,075,482
4.88%, 06/14/29(a)(b)	5,472	6,592,468
Engie Energia Chile SA, 3.40%, 01/28/30
(Call 10/28/29)(b)	2,381	2,458,383
Entergy Arkansas LLC, 4.00%, 06/01/28
(Call 03/01/28)	230	263,151
Entergy Corp.
1.90%, 06/15/28 (Call 04/15/28)	1,913	1,911,790
2.40%, 06/15/31 (Call 03/05/31)	1,239	1,247,071
2.80%, 06/15/30 (Call 03/15/30)	3,452	3,606,389
2.95%, 09/01/26 (Call 06/01/26)	4,011	4,303,822
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)(a)	3,048	2,963,690
2.40%, 10/01/26 (Call 07/01/26)	2,832	2,979,048
3.12%, 09/01/27 (Call 06/01/27)(a)	3,888	4,248,635
3.25%, 04/01/28 (Call 01/01/28)	2,112	2,313,633
Entergy Mississippi LLC, 2.85%, 06/01/28
(Call 03/01/28)(a)	1,663	1,781,666
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	753	724,960
4.00%, 03/30/29 (Call 12/30/28)(a)	2,248	2,558,107
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)(a)	4,036	4,312,286
Evergy Kansas Central Inc., 3.10%, 04/01/27
(Call 01/01/27)(a)	1,025	1,114,234
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	2,157	2,207,749

150	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)

Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	$2,135	$2,219,801
Series M, 3.30%, 01/15/28 (Call 10/15/27)(a)	1,979	2,169,414
Series O, 4.25%, 04/01/29 (Call 01/01/29)(a)	1,170	1,360,863
Series R, 1.65%, 08/15/30 (Call 05/15/30)(a)	3,128	3,021,437
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	7,034	8,065,422
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	5,898	6,370,253
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	2,331	2,530,244
Series B, 2.65%, 09/15/29 (Call 06/15/29)(a)	3,387	3,588,358
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	1,258	1,383,309
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(a)	1,868	2,108,691
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	1,708	1,735,898
3.60%, 04/01/29 (Call 01/01/29)(a)	1,380	1,541,837
4.10%, 09/26/28 (Call 06/26/28)	2,737	3,159,800
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	1,930	2,193,605
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	5,535	6,199,034
ITC Holdings Corp.
2.95%, 05/14/30 (Call 04/14/30)(a)(b)	3,955	4,205,083
3.35%, 11/15/27 (Call 08/15/27)(a)	2,492	2,730,126
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	2,000	2,079,804
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(a)(b)	3,415	3,478,212
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(a)(b)	3,748	3,664,161
Massachusetts Electric Co., 1.73%, 11/24/30 (Call 08/24/30)(b)	1,265	1,216,237
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(b)	910	1,025,338
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	2,453	2,688,396
3.65%, 04/15/29 (Call 01/15/29)	6,154	6,987,289
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	3,125	3,543,725
Minejesa Capital BV, 4.63%, 08/10/30(b)	5,275	5,505,781
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)(a)	1,743	1,971,512
Monongahela Power Co., 3.55%, 05/15/27 (Call 02/15/27)(b)	608	670,967
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	4,286	4,729,703
3.92%, 08/01/28 (Call 05/01/28)(a)(b)	205	230,690
National Grid USA, 8.00%, 11/15/30	15	20,829
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)(a)	610	571,813
1.65%, 06/15/31 (Call 03/15/31)	350	337,073
2.40%, 03/15/30 (Call 12/15/29)	4,872	5,044,265
3.05%, 04/25/27 (Call 01/25/27)(a)	530	577,627
3.40%, 02/07/28 (Call 11/07/27)	2,850	3,148,907
3.70%, 03/15/29 (Call 12/15/28)	1,518	1,711,554
3.90%, 11/01/28 (Call 08/01/28)	2,952	3,370,052
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	2,581	2,915,690
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	2,545	2,621,322

Security	Par (000)	Value

Electric (continued)
New York State Electric & Gas Corp., 3.25%, 12/01/26 (Call 09/01/26)(b)	$10	$10,887
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	3,960	4,015,669
2.25%, 06/01/30 (Call 03/01/30)(a)	10,467	10,664,339
2.75%, 11/01/29 (Call 08/01/29)	5,843	6,166,282
3.50%, 04/01/29 (Call 01/01/29)	3,278	3,632,331
3.55%, 05/01/27 (Call 02/01/27)	3,237	3,585,401
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(a)(c)	395	441,647
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(a)(c)	2,151	2,522,842
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(a)(b)	4,600	4,553,897
4.28%, 12/15/28 (Call 09/15/28)(b)	3,625	4,179,669
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 11/01/30)	2,630	2,718,970
NRG Energy Inc.
2.45%, 12/02/27 (Call 10/02/27)(b)	4,994	5,076,235
4.45%, 06/15/29 (Call 03/15/29)(b)	3,002	3,353,880
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	2,500	2,499,621
3.20%, 05/15/27 (Call 02/15/27)(a)	3,418	3,755,851
3.25%, 05/15/29 (Call 02/15/29)(a)	3,257	3,608,064
3.95%, 04/01/30 (Call 01/01/30)(a)	1,115	1,296,532
Ohio Power Co.
Series P, 2.60%, 04/01/30 (Call 01/01/30)(a)	2,465	2,608,700
Series Q, 1.63%, 01/15/31 (Call 10/15/30)(a)	3,085	3,005,034
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)(a)	1,471	1,610,944
3.30%, 03/15/30 (Call 09/15/29)(a)	1,729	1,900,905
3.80%, 08/15/28 (Call 02/15/28)(a)	2,473	2,802,375
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)(a)	1,544	1,661,558
3.70%, 11/15/28 (Call 08/15/28)(a)	40	45,443
Pacific Gas & Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	8,546	8,266,798
2.50%, 02/01/31 (Call 11/01/30)(a)	1,775	1,672,274
3.30%, 03/15/27 (Call 12/15/26)	2,041	2,102,335
3.30%, 12/01/27 (Call 09/01/27)	5,424	5,570,791
3.75%, 07/01/28	6,302	6,587,600
4.55%, 07/01/30 (Call 01/01/30)(a)	13,514	14,379,622
Pacific Gas and Electric Co.
3.00%, 06/15/28 (Call 04/15/28)	2,357	2,354,468
3.25%, 06/01/31 (Call 03/01/31)(a)	5,156	5,057,149
4.65%, 08/01/28 (Call 05/01/28)	1,555	1,684,547
PacifiCorp, 2.70%, 09/15/30 (Call 06/15/30)	624	661,920
PacifiCorp., 3.50%, 06/15/29 (Call 03/15/29)	1,898	2,125,673
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(a)(b)	1,911	2,035,264
3.60%, 06/01/29 (Call 03/01/29)(b)	1,555	1,682,314
Perusahaan Listrik Negara PT
3.88%, 07/17/29(a)(b)	3,842	4,115,743
4.13%, 05/15/27(a)(b)	4,026	4,416,039
5.45%, 05/21/28(b)	7,267	8,538,725
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(a)(b)	5,863	5,965,602
3.38%, 02/05/30(a)(b)	900	940,500

S C H E D U L E O F I N V E S T M E N T S	151

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PPL Capital Funding Inc., 4.13%, 04/15/30
(Call 01/15/30)	$70	$81,381
Progress Energy Inc., 7.75%, 03/01/31	1,080	1,552,141
PSEG Power LLC, 8.63%, 04/15/31	200	315,800
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)(a)	545	545,953
3.70%, 06/15/28 (Call 12/15/27)	1,862	2,097,381
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	2,369	2,376,266
Public Service Co. of New Hampshire, 2.20%, 06/15/31 (Call 03/15/31)(a)	495	509,377
Public Service Co. of Oklahoma, Series J, 2.20%,
08/15/31 (Call 05/15/31)	2,000	2,010,691
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	1,831	1,928,342
2.45%, 01/15/30 (Call 10/15/29)	1,313	1,382,962
3.00%, 05/15/27 (Call 02/15/27)	2,689	2,926,998
3.20%, 05/15/29 (Call 02/15/29)	1,603	1,770,006
3.65%, 09/01/28 (Call 06/01/28)(a)	2,249	2,556,024
3.70%, 05/01/28 (Call 02/01/28)(a)	1,097	1,248,714
Public Service Electric and Gas Co., 1.90%, 08/15/31 (Call 05/15/31)(a)	4,095	4,093,784
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)(a)	5,552	5,311,757
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)(b)	1,570	1,590,564
4.10%, 06/15/30 (Call 03/15/30)	3,211	3,600,938
Puget Sound Energy Inc., 7.02%, 12/01/27(a)	376	489,828
Rochester Gas and Electric Corp., 3.10%, 06/01/27
(Call 03/01/27)(b)	93	100,863
San Diego Gas & Electric Co., Series VVV, 1.70%,
10/01/30 (Call 07/01/30)	4,057	3,946,846
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(a)	3,713	4,025,777
3.40%, 02/01/28 (Call 10/01/27)	5,175	5,644,720
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	2,361	2,362,286
2.85%, 08/01/29 (Call 05/01/29)	2,098	2,202,312
6.65%, 04/01/29	1,577	1,955,833
Series A, 4.20%, 03/01/29 (Call 12/01/28)	2,869	3,250,871
Series B, 3.65%, 03/01/28 (Call 12/01/27)(a)	2,399	2,630,944
Series G, 2.50%, 06/01/31 (Call 03/01/31)	2,298	2,319,591
Southern Co. (The)
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(a)(c)	4,823	4,932,000
Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)	2,290	2,286,089
Series A, 3.70%, 04/30/30 (Call 01/30/30)	4,997	5,571,980
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	2,501	2,659,571
Series M, 4.10%, 09/15/28 (Call 06/15/28)(a)	3,101	3,535,952
SP Group Treasury Pte Ltd., 3.38%, 02/27/29
(Call 11/27/28)(b)	3,825	4,258,539
SP PowerAssets Ltd., 3.00%, 09/26/27(b)	515	562,813
State Grid Overseas Investment 2016 Ltd.
3.50%, 05/04/27(b)	12,153	13,424,118
4.25%, 05/02/28(a)(b)	3,895	4,492,254
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	2,530	2,607,308
Transelec SA, 3.88%, 01/12/29 (Call 10/12/28)(a)(b)	1,250	1,357,825
Tucson Electric Power Co., 1.50%, 08/01/30
(Call 05/01/30)	2,124	2,041,485
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	4,000	4,043,533

Security	Par (000)	Value

Electric (continued)
2.95%, 06/15/27 (Call 03/15/27)(a)	$2,811	$3,048,536
2.95%, 03/15/30 (Call 12/15/29)	217	236,150
3.50%, 03/15/29 (Call 12/15/28)(a)	2,463	2,750,264
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29 (Call 04/15/29)	1,743	1,878,833
Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,798	1,994,829
Series A, 3.80%, 04/01/28 (Call 01/01/28)(a)	4,248	4,800,056
Series B, 2.95%, 11/15/26 (Call 08/15/26)	2,971	3,210,568
Vistra Operations Co. LLC
3.70%, 01/30/27 (Call 11/30/26)(b)	4,912	5,212,344
4.30%, 07/15/29 (Call 04/15/29)(b)	4,401	4,754,188
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)(a)	2,267	2,240,231
1.80%, 10/15/30 (Call 07/15/30)	1,689	1,644,509
Wisconsin Electric Power Co., 1.70%, 06/15/28
(Call 04/15/28)	2,330	2,335,018
Wisconsin Power & Light Co.
3.00%, 07/01/29 (Call 04/01/29)	1,609	1,751,017
3.05%, 10/15/27 (Call 07/15/27)(a)	1,796	1,948,166
Xcel Energy Inc.
2.60%, 12/01/29 (Call 06/01/29)	3,459	3,627,852
3.35%, 12/01/26 (Call 06/01/26)(a)	2,535	2,766,737
3.40%, 06/01/30 (Call 12/01/29)	3,876	4,293,339
4.00%, 06/15/28 (Call 12/15/27)(a)	3,279	3,737,922

		823,686,070

Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)(a)	519	514,774
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	3,291	3,248,517
1.80%, 10/15/27 (Call 08/15/27)(a)	4,897	5,036,752
1.95%, 10/15/30 (Call 07/15/30)	1,957	1,991,512

		10,791,555

Electronics — 0.9%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	1,584	1,588,388
2.30%, 03/12/31 (Call 12/12/30)	5,078	5,154,633
2.75%, 09/15/29 (Call 06/15/29)	3,502	3,687,944
3.05%, 09/22/26 (Call 06/22/26)	1,413	1,522,700
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	1,844	2,028,593
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27
(Call 07/01/27)(a)	805	873,633
Amphenol Corp.
2.80%, 02/15/30 (Call 11/15/29)	3,737	3,961,986
4.35%, 06/01/29 (Call 03/01/29)(a)	2,083	2,435,777
Arrow Electronics Inc., 3.88%, 01/12/28
(Call 10/12/27)(a)	3,327	3,662,428
Avnet Inc., 3.00%, 05/15/31 (Call 02/15/31)	2,182	2,204,088
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	3,827	4,433,081
4.88%, 05/12/30 (Call 02/12/30)	2,990	3,479,765
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	2,848	2,840,397
1.75%, 09/01/31 (Call 06/01/31)	15,000	14,880,367
1.95%, 06/01/30 (Call 03/01/30)(a)	6,675	6,812,483
2.50%, 11/01/26 (Call 08/01/26)(a)	3,877	4,135,215
2.70%, 08/15/29 (Call 05/15/29)(a)	432	463,199
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	2,157	2,183,140

152	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
3.15%, 08/15/27 (Call 05/15/27)	$440	$473,201
3.50%, 02/15/28 (Call 11/15/27)	2,913	3,214,930
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	1,861	1,916,644
3.60%, 01/15/30 (Call 10/15/29)(a)	3,335	3,605,428
3.95%, 01/12/28 (Call 10/12/27)	2,988	3,317,681
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	2,458	2,636,022
4.60%, 04/06/27 (Call 01/06/27)(a)	4,077	4,752,082
SYNNEX Corp.
2.38%, 08/09/28 (Call 06/09/28)(b)	3,195	3,192,582
2.65%, 08/09/31 (Call 05/09/31)(b)	4,025	3,965,198
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	4,255	4,964,279
Tyco Electronics Group SA, 3.13%, 08/15/27
(Call 05/15/27)(a)	1,749	1,909,522
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)(b)	2,905	2,907,469
2.95%, 04/01/31 (Call 01/01/31)(b)	3,215	3,246,828

		106,449,683

Engineering & Construction — 0.1%
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(b)	3,217	3,391,554
4.25%, 10/31/26 (Call 07/31/26)(b)	3,154	3,417,391
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31 (Call 08/12/30)(b)	2,550	2,493,821
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(b)	5,728	6,484,125

		15,786,891

Entertainment — 0.1%
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(a)(b)	4,740	4,903,957
4.63%, 04/06/31 (Call 01/06/31)(b)	2,325	2,367,925

		7,271,882

Environmental Control — 0.3%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)(a)	3,185	3,033,768
2.30%, 03/01/30 (Call 12/01/29)(a)	3,624	3,721,513
3.38%, 11/15/27 (Call 08/15/27)	5,222	5,754,373
3.95%, 05/15/28 (Call 02/15/28)	2,869	3,264,979
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	3,685	3,855,981
3.50%, 05/01/29 (Call 02/01/29)	2,670	2,960,275
4.25%, 12/01/28 (Call 09/01/28)(a)	2,045	2,384,802
Waste Management Inc.
1.15%, 03/15/28 (Call 01/15/28)	5,444	5,303,730
1.50%, 03/15/31 (Call 12/15/30)	5,194	4,988,606
2.00%, 06/01/29 (Call 04/01/29)(a)	2,920	2,973,288
3.15%, 11/15/27 (Call 08/15/27)(a)	3,481	3,827,020

		42,068,335

Food — 1.8%
Ahold Finance USA LLC, 6.88%, 05/01/29	2,395	3,223,318
Bestfoods
Series E, 7.25%, 12/15/26(a)	100	130,991
Series F, 6.63%, 04/15/28(a)	225	291,357
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	3,145	3,197,616
4.15%, 03/15/28 (Call 12/15/27)	5,146	5,861,842
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(b)	4,437	4,854,078
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	280	287,552

Security	Par (000)	Value

Food (continued)
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(a)(b)	$3,675	$3,782,015
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)(a)	7,630	7,483,674
4.85%, 11/01/28 (Call 08/01/28)(a)	8,979	10,715,349
7.00%, 10/01/28	956	1,265,742
8.25%, 09/15/30(a)	1,246	1,843,060
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(a)(b)	9,380	10,097,733
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)(a)	3,917	3,959,998
3.50%, 10/01/26 (Call 07/01/26)(a)	311	339,198
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)(a)	4,328	4,627,501
3.20%, 02/10/27 (Call 11/10/26)	3,744	4,083,990
4.20%, 04/17/28 (Call 01/17/28)(a)	6,904	7,952,035
Hershey Co. (The)
1.70%, 06/01/30 (Call 03/01/30)	2,144	2,147,791
2.45%, 11/15/29 (Call 08/15/29)(a)	1,787	1,892,485
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	4,095	4,156,846
1.80%, 06/11/30 (Call 03/11/30)	5,428	5,441,257
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)(a)	4,119	4,353,127
3.20%, 10/01/26 (Call 07/01/26)(a)	1,118	1,215,421
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)(a)	2,825	2,915,594
3.38%, 12/15/27 (Call 09/15/27)(a)	3,110	3,425,902
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)(a)	1,755	1,769,077
3.40%, 11/15/27 (Call 08/15/27)	3,426	3,774,369
4.30%, 05/15/28 (Call 02/15/28)(a)	2,872	3,329,294
Series B, 7.45%, 04/01/31	2,813	4,059,713
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	4,694	4,543,270
2.20%, 05/01/30 (Call 02/01/30)	4,287	4,342,285
2.65%, 10/15/26 (Call 07/15/26)(a)	3,363	3,586,100
3.70%, 08/01/27 (Call 05/01/27)(a)	4,123	4,633,626
4.50%, 01/15/29 (Call 10/15/28)(a)	2,938	3,481,424
8.00%, 09/15/29	1,328	1,875,367
Mars Inc., 3.20%, 04/01/30 (Call 01/01/30)(a)(b)	4,053	4,482,750
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)(a)	3,829	3,769,718
2.50%, 04/15/30 (Call 01/15/30)	2,459	2,548,476
3.40%, 08/15/27 (Call 05/15/27)(a)	3,693	4,100,087
Mondelez International Inc.
1.50%, 02/04/31 (Call 11/04/30)(a)	904	865,234
2.75%, 04/13/30 (Call 01/13/30)	8,104	8,581,561
4.13%, 05/07/28 (Call 02/07/28)(a)	2,243	2,609,318
Nestle Holdings Inc.
1.00%, 09/15/27 (Call 07/15/27)(a)(b)	5,635	5,528,922
1.25%, 09/15/30 (Call 06/15/30)(a)(b)	5,085	4,911,814
3.63%, 09/24/28 (Call 06/24/28)(b)	5,691	6,456,532
Sigma Finance Netherlands BV, 4.88%, 03/27/28
(Call 12/27/27)(a)(b)	2,500	2,875,000
Smithfield Foods Inc.
3.00%, 10/15/30 (Call 07/15/30)(a)(b)	3,147	3,206,203
4.25%, 02/01/27 (Call 11/01/26)(b)	2,859	3,132,821
5.20%, 04/01/29 (Call 01/01/29)(b)	2,418	2,821,936
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	3,454	3,557,758

S C H E D U L E O F I N V E S T M E N T S	153

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.25%, 07/15/27 (Call 04/15/27)	$3,013	$3,279,124
5.95%, 04/01/30 (Call 01/01/30)	5,299	6,829,827
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	5,214	5,810,451
4.35%, 03/01/29 (Call 12/01/28)(a)	5,303	6,199,273

		216,506,802

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	2,393	2,569,484
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	1,367	1,491,739
4.25%, 04/30/29 (Call 01/30/29)(b)	2,797	3,062,743
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	3,013	3,480,708
Georgia-Pacific LLC
2.10%, 04/30/27 (Call 02/28/27)(a)(b)	3,785	3,929,091
2.30%, 04/30/30 (Call 01/30/30)(a)(b)	8,158	8,463,652
7.25%, 06/01/28	1,555	2,067,192
7.75%, 11/15/29	416	598,251
8.88%, 05/15/31	391	621,530
International Paper Co., 3.00%, 02/15/27 (Call 11/15/26)	188	204,015
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(b)	2,085	2,121,112
3.85%, 01/13/30 (Call 10/13/29)(b)	1,965	2,114,360
4.38%, 04/04/27(a)(b)	2,173	2,417,484
Suzano Austria GmbH
3.75%, 01/15/31 (Call 10/15/30)(a)	5,214	5,474,752
5.00%, 01/15/30 (Call 10/15/29)	5,580	6,351,881
6.00%, 01/15/29 (Call 10/15/28)	9,109	10,873,960

		55,841,954

Gas — 0.6%
APT Pipelines Ltd., 4.25%, 07/15/27 (Call 04/15/27)(a)(b)	2,300	2,626,478
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)(a)	1,596	1,529,837
2.63%, 09/15/29 (Call 06/15/29)(a)	1,141	1,202,965
3.00%, 06/15/27 (Call 03/15/27)	1,613	1,752,568
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(a)(b)	3,673	3,877,551
3.15%, 08/01/27 (Call 05/01/27)(b)	3,069	3,294,095
Brooklyn Union Gas Co. (The), 3.87%, 03/04/29 (Call 12/04/28)(b)	2,756	3,068,758
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	1,297	1,263,095
4.00%, 04/01/28 (Call 01/01/28)	1,330	1,508,241
East Ohio Gas Co. (The), 2.00%, 06/15/30 (Call 03/15/30)(b)	2,406	2,398,335
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(a)(b)	3,849	3,879,109
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(b)	1,650	1,865,655
Korea Gas Corp., 2.88%, 07/16/29(b)	3,605	3,893,539
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	3,195	3,246,998
3.95%, 09/15/27 (Call 06/15/27)	1,677	1,815,579
4.75%, 09/01/28 (Call 06/01/28)(a)	1,638	1,854,124
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)(a)	3,354	3,214,856
2.95%, 09/01/29 (Call 06/01/29)	4,305	4,586,152
3.49%, 05/15/27 (Call 02/15/27)	4,728	5,215,929

Security	Par (000)	Value

Gas (continued)
3.60%, 05/01/30 (Call 02/01/30)	$3,477	$3,872,547
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)(a)	1,060	1,057,008
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	1,665	1,705,541
3.50%, 06/01/29 (Call 03/01/29)	2,878	3,177,312
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(a)(b)	2,255	2,257,278
Southern California Gas Co., Series XX, 2.55%, 02/01/30 (Call 11/01/29)	3,263	3,407,097
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	2,081	2,011,169
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)(a)	1,024	1,031,531
3.70%, 04/01/28 (Call 01/01/28)(a)	1,150	1,282,712

		71,896,059

Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	2,169	2,211,544
4.63%, 06/15/28 (Call 03/15/28)	1,579	1,793,891
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)(a)	210	229,659
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	4,190	4,368,768
4.25%, 11/15/28 (Call 08/15/28)	2,686	3,149,095

		11,752,957

Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	2,710	2,670,894
1.40%, 06/30/30 (Call 03/30/30)(a)	4,198	4,111,717
3.75%, 11/30/26 (Call 08/30/26)(a)	4,175	4,722,231
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	4,239	4,376,674
2.75%, 09/23/26 (Call 07/23/26)(b)	3,285	3,482,150
3.00%, 09/23/29 (Call 06/23/29)(b)	5,062	5,391,363
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	974	952,386
3.95%, 04/01/30 (Call 01/01/30)(a)	2,872	3,310,428
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)(a)	7,023	7,311,782
4.00%, 03/01/28 (Call 12/01/27)(a)	64	73,014
4.00%, 03/01/29 (Call 12/01/28)(a)	4,944	5,657,307
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)(a)	4,438	4,808,297
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)(a)	4,997	5,261,679
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	3,340	3,869,359
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	2,112	2,326,213
PerkinElmer Inc.
2.55%, 03/15/31 (Call 12/15/30)	2,675	2,751,814
3.30%, 09/15/29 (Call 06/15/29)	4,973	5,392,979
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)(a)	5,712	5,624,982
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	3,972	4,105,788
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	5,705	5,711,520
3.65%, 03/07/28 (Call 12/07/27)(a)	3,658	4,112,888

154	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	$1,890	$1,907,112
2.00%, 10/15/31 (Call 07/15/31)	1,255	1,253,013
2.60%, 10/01/29 (Call 07/01/29)	4,780	5,038,319
2.95%, 09/19/26 (Call 06/19/26)(a)	4,395	4,747,729
3.20%, 08/15/27 (Call 05/15/27)	4,087	4,489,286
4.50%, 03/25/30 (Call 12/25/29)	5,722	6,828,160
Zimmer Biomet Holdings Inc., 3.55%, 03/20/30
(Call 12/20/29)	4,974	5,502,218

		115,791,302

Health Care - Services — 1.6%
Adventist Health System/West, 2.95%, 03/01/29
(Call 12/01/28)	50	53,179
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (Call 05/15/28)(a)	473	539,142
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	65	66,891
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)	6,381	6,494,632
2.55%, 03/15/31 (Call 12/15/30)	5,799	6,036,334
2.88%, 09/15/29 (Call 06/15/29)	5,480	5,848,601
3.65%, 12/01/27 (Call 09/01/27)	6,462	7,232,307
4.10%, 03/01/28 (Call 12/01/27)	4,640	5,305,018
Ascension Health, Series B, 2.53%, 11/15/29
(Call 08/15/29)	1,100	1,163,707
Banner Health
1.90%, 01/01/31 (Call 07/01/30)(a)	116	116,479
2.34%, 01/01/30 (Call 10/01/29)	825	852,613
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	1,250	1,239,106
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)(a)	2,060	2,285,732
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	30	30,217
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)(a)	1,275	1,476,727
CommonSpirit Health
2.78%, 10/01/30 (Call 04/01/30)(a)	80	83,682
3.35%, 10/01/29 (Call 04/01/29)	4,098	4,448,933
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(b)	2,040	2,059,183
2.38%, 02/16/31 (Call 11/16/30)(a)(b)	5,455	5,371,981
3.00%, 12/01/31 (Call 09/01/31)(b)	500	516,815
3.75%, 06/15/29 (Call 03/15/29)(a)(b)	2,380	2,606,238
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)(a)	2,515	2,513,039
4.13%, 06/15/29 (Call 03/15/29)(a)	11,517	13,029,983
4.50%, 02/15/27 (Call 08/15/26)(a)	6,073	6,882,346
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/30 (Call 03/01/30)(b)	4,348	4,410,388
Highmark Inc., 2.55%, 05/10/31 (Call 02/10/31)(b)	3,337	3,397,333
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	210	209,229
2.15%, 02/03/32 (Call 11/03/31)	2,110	2,105,434
3.13%, 08/15/29 (Call 05/15/29)	2,917	3,151,219
3.95%, 03/15/27 (Call 12/15/26)(a)	3,704	4,161,121
4.88%, 04/01/30 (Call 01/01/30)	3,308	4,014,568
Kaiser Foundation Hospitals, 3.15%, 05/01/27
(Call 02/01/27)	3,015	3,310,423
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	1,620	1,679,850
2.95%, 12/01/29 (Call 09/01/29)(a)	4,277	4,558,226

Security	Par (000)	Value

Health Care - Services (continued)
3.60%, 09/01/27 (Call 06/01/27)	$3,752	$4,161,494
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	90	90,233
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)	150	156,613
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	3,118	3,282,721
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)(a)	45	47,766
2.95%, 06/30/30 (Call 03/30/30)(a)	4,171	4,463,114
4.20%, 06/30/29 (Call 03/30/29)	3,011	3,493,843
Roche Holdings Inc.
2.38%, 01/28/27 (Call 10/28/26)(a)(b)	4,183	4,414,983
3.63%, 09/17/28 (Call 06/17/28)(b)	3,405	3,863,419
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)(a)	1,082	1,239,182
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	135	152,458
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	120	133,608
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	81	91,217
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	2,991	3,062,118
Toledo Hospital (The), Series B, 5.33%, 11/15/28	1,582	1,814,468
UnitedHealth Group Inc.
2.00%, 05/15/30(a)	7,603	7,720,042
2.30%, 05/15/31 (Call 02/15/31)	4,810	4,981,004
2.88%, 08/15/29	6,259	6,794,616
2.95%, 10/15/27(a)	4,855	5,314,014
3.38%, 04/15/27	3,756	4,167,058
3.45%, 01/15/27(a)	4,224	4,690,081
3.85%, 06/15/28	4,545	5,205,784
3.88%, 12/15/28	4,712	5,437,238
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(b)	5,000	5,003,624
2.65%, 10/15/30 (Call 07/15/30)(b)	4,321	4,402,645
2.65%, 01/15/32 (Call 10/15/31)(b)	5,000	5,030,104

		196,464,123

Holding Companies - Diversified — 0.3%
Ares Capital Corp., 2.88%, 06/15/28 (Call 04/15/28)	2,965	3,023,510
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(b)	2,500	2,470,844
2.75%, 09/16/26 (Call 08/16/26)	915	942,330
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b)	50	53,416
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	40	43,769
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	2,419	2,663,125
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(b)	6,262	6,570,760
CK Hutchison International 19 Ltd., 3.63%, 04/11/29
(Call 01/11/29)(a)(b)	2,493	2,767,882
FS KKR Capital Corp., 2.63%, 01/15/27 (Call 12/15/26)	225	224,995
Golub Capital BDC Inc., 2.05%, 02/15/27
(Call 01/15/27)	6,050	6,001,765
JAB Holdings BV, 2.20%, 11/23/30 (Call 08/23/30)(a)(b)	1,135	1,124,093
Oaktree Specialty Lending Corp., 2.70%, 01/15/27
(Call 12/15/26)	1,225	1,237,288
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	1,230	1,241,777

S C H E D U L E O F I N V E S T M E N T S	155

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
2.88%, 06/11/28 (Call 04/11/28)	$6,383	$6,419,576
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	1,172	1,178,652
Prospect Capital Corp., 3.36%, 11/15/26
(Call 10/15/26)	750	762,007

		36,725,789

Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	2,500	2,495,981
1.40%, 10/15/27 (Call 08/15/27)	3,188	3,153,352
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)(a)	4,810	5,597,445
5.00%, 06/15/27 (Call 12/15/26)	2,010	2,339,057
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	1,590	1,555,561
3.85%, 01/15/30 (Call 07/15/29)	1,135	1,222,962
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	3,589	3,806,243
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)(a)	1,825	2,123,729

		22,294,330

Home Furnishings — 0.1%
Controladora Mabe SA de CV, 5.60%, 10/23/28
(Call 07/23/28)(a)(b)	1,813	2,143,818
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)(a)	2,665	2,888,205
4.40%, 03/15/29 (Call 12/15/28)	2,553	2,945,670
Panasonic Corp., 3.11%, 07/19/29 (Call 04/19/29)(b)	2,260	2,425,008
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	1,865	1,900,220
4.75%, 02/26/29 (Call 11/26/28)	3,775	4,477,727

		16,780,648

Household Products & Wares — 0.4%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	3,300	3,300,488
2.65%, 04/30/30 (Call 01/30/30)	2,872	2,978,660
4.88%, 12/06/28 (Call 09/06/28)(a)	2,322	2,784,334
Church & Dwight Co. Inc., 3.15%, 08/01/27
(Call 05/01/27)(a)	2,452	2,682,703
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)(a)	3,309	3,278,225
3.10%, 10/01/27 (Call 07/01/27)(a)	2,380	2,598,989
3.90%, 05/15/28 (Call 02/15/28)	2,285	2,596,645
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	3,120	3,094,263
3.10%, 03/26/30 (Call 12/26/29)	7,437	8,271,255
3.20%, 04/25/29 (Call 01/25/29)(a)	1,012	1,128,063
3.95%, 11/01/28 (Call 08/01/28)(a)	607	706,507
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (Call 03/26/27)(a)(b)	12,101	13,119,085

		46,539,217

Insurance — 4.3%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6 mo. LIBOR US + 3.540%)(a)(c)	3,770	4,411,214
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	2,019	2,180,882
3.60%, 04/01/30 (Call 01/01/30)(a)	4,968	5,646,425
AIA Group Ltd.
3.38%, 04/07/30 (Call 01/07/30)(a)(b)	2,704	2,992,859
3.60%, 04/09/29 (Call 01/09/29)(a)(b)	4,381	4,903,065
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	3,057	3,449,451

Security	Par (000)	Value

Insurance (continued)
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)(a)	$3,037	$3,386,817
Allstate Corp. (The)
1.45%, 12/15/30 (Call 09/15/30)(a)	2,276	2,198,538
3.28%, 12/15/26 (Call 09/15/26)	3,270	3,615,177
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	2,773	3,167,276
American Financial Group Inc./OH, 5.25%, 04/02/30 (Call 01/02/30)(a)	948	1,172,194
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	6,922	7,612,914
4.20%, 04/01/28 (Call 01/01/28)	5,145	5,913,173
4.25%, 03/15/29 (Call 12/15/28)	4,329	5,006,591
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3 mo. LIBOR US + 2.868%)(a)(c)	4,021	4,641,239
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(b)	2,645	2,700,869
AmFam Holdings Inc., 2.81%, 03/11/31
(Call 12/11/30)(b)	795	824,498
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	5,754	6,086,630
3.75%, 05/02/29 (Call 02/02/29)	4,747	5,354,585
4.50%, 12/15/28 (Call 09/15/28)	2,931	3,419,214
8.21%, 01/01/27	205	267,048
Aon Corp./Aon Global Holdings PLC, 2.05%, 08/23/31 (Call 05/23/31)	6,220	6,190,263
Arch Capital Finance LLC, 4.01%, 12/15/26
(Call 09/15/26)(a)	3,044	3,450,856
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	100	105,224
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)(a)	967	1,062,364
4.90%, 03/27/28 (Call 12/27/27)	2,223	2,598,466
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)(a)	1,345	1,421,086
Athene Global Funding
1.99%, 08/19/28(b)	5,000	4,980,305
2.45%, 08/20/27(b)	2,195	2,293,957
2.50%, 03/24/28(a)(b)	3,045	3,149,047
2.55%, 11/19/30(b)	3,474	3,546,463
2.67%, 06/07/31(b)	1,905	1,952,088
2.95%, 11/12/26(a)(b)	3,207	3,437,450
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	3,199	3,480,601
4.13%, 01/12/28 (Call 10/12/27)(a)	5,061	5,684,929
6.15%, 04/03/30 (Call 01/03/30)	3,046	3,883,936
AXA SA, 8.60%, 12/15/30	5,964	9,044,483
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)(a)	2,376	2,630,362
4.90%, 01/15/40 (Call 01/15/30)(a)(c)	1,600	1,705,702
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)(a)	2,300	2,559,574
Belrose Funding Trust, 2.33%, 08/15/30
(Call 05/15/30)(a)(b)	3,256	3,248,840
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	3,760	3,679,593
1.85%, 03/12/30 (Call 12/12/29)(a)	3,311	3,366,655
Brighthouse Financial Global Funding, 2.00%,
06/28/28(b)	850	856,611
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	7,704	8,451,191
5.63%, 05/15/30 (Call 02/15/30)	2,823	3,441,563

156	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	$2,785	$2,819,650
4.50%, 03/15/29 (Call 12/15/28)	2,142	2,458,784
Cincinnati Financial Corp., 6.92%, 05/15/28	80	105,368
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)(a)	3,354	3,333,816
3.45%, 08/15/27 (Call 05/10/27)(a)	2,830	3,129,647
3.90%, 05/01/29 (Call 02/01/29)	1,778	2,003,259
CNO Financial Group Inc., 5.25%, 05/30/29
(Call 02/28/29)(a)	3,404	4,048,609
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(a)(b)	3,297	3,275,518
1.78%, 03/17/31 (Call 12/17/30)(b)	245	237,010
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	3,175	3,169,623
4.95%, 06/01/29 (Call 03/01/29)(a)	3,174	3,645,649
Equitable Financial Life Global Funding
1.40%, 08/27/27(a)(b)	4,073	4,053,123
1.75%, 11/15/30(b)	1,132	1,097,697
1.80%, 03/08/28(b)	1,680	1,687,614
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(a)	9,058	10,403,666
7.00%, 04/01/28(a)	55	71,092
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)(a)(b)	4,315	4,553,119
4.63%, 04/29/30 (Call 01/29/30)	1,982	2,272,795
4.85%, 04/17/28 (Call 01/17/28)	3,256	3,748,237
Farmers Exchange Capital, 7.05%, 07/15/28(b)	180	225,145
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	1,213	1,215,094
3.40%, 06/15/30 (Call 03/15/30)(a)	2,941	3,174,848
4.50%, 08/15/28 (Call 05/15/28)	2,682	3,094,504
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	2,935	2,898,423
4.00%, 05/15/30 (Call 02/15/30)(a)	1,568	1,751,685
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	5,573	5,925,183
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	3,805	3,873,243
4.40%, 10/15/29 (Call 07/15/29)(b)	2,570	2,846,938
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)(a)	2,246	2,246,464
4.55%, 09/15/28 (Call 06/15/28)(a)	3,209	3,768,916
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(a)(b)	365	416,320
Guardian Life Global Funding
1.25%, 11/19/27(b)	1,949	1,918,683
1.40%, 07/06/27(a)(b)	1,867	1,869,095
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	1,998	2,031,081
Hartford Financial Services Group Inc. (The), 2.80%,
08/19/29 (Call 05/19/29)(a)	3,714	3,945,854
Jackson National Life Global Funding, 3.05%, 06/21/29(b)	1,500	1,607,021
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)(a)	2,808	2,827,997
Liberty Mutual Group Inc., 4.57%, 02/01/29(a)(b)	5,201	6,111,300
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	3,677	3,967,957
3.40%, 01/15/31 (Call 10/15/30)(a)	1,140	1,253,645
3.63%, 12/12/26 (Call 09/15/26)(a)	2,202	2,442,193

Security	Par (000)	Value

Insurance (continued)
3.80%, 03/01/28 (Call 12/01/27)(a)	$2,671	$2,997,964
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	3,392	3,697,221
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)(a)	5,106	5,395,829
4.06%, 02/24/32 (Call 02/24/27)(c)	1,190	1,308,386
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)(a)	2,020	2,224,912
3.50%, 11/01/27 (Call 08/01/27)	1,744	1,928,820
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	4,210	4,310,568
4.38%, 03/15/29 (Call 12/15/28)	7,759	9,119,959
MassMutual Global Funding II
1.55%, 10/09/30(a)(b)	961	933,929
2.15%, 03/09/31(b)	1,825	1,878,143
2.35%, 01/14/27(a)(b)	3,462	3,642,926
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48 (Call 04/26/28)(a)(b)(c)	4,600	5,333,320
Mercury General Corp., 4.40%, 03/15/27
(Call 12/15/26)(a)	2,467	2,797,345
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)	6,017	7,251,951
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	908	878,981
2.95%, 04/09/30(b)	5,568	6,035,040
3.00%, 09/19/27(b)	3,441	3,744,852
3.05%, 06/17/29(a)(b)	3,510	3,846,340
3.45%, 12/18/26(a)(b)	6,769	7,506,213
Mitsui Sumitomo Insurance Co. Ltd., 4.95%,
(Call 03/06/29)(a)(b)(c)(d)	4,000	4,580,000
Munich Re America Corp., Series B, 7.45%, 12/15/26	85	111,054
New York Life Global Funding
1.20%, 08/07/30(a)(b)	1,927	1,834,251
1.85%, 08/01/31(b)	2,230	2,215,720
3.00%, 01/10/28(b)	4,643	5,069,770
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(b)(c)	8,180	8,151,779
3.40%, 01/23/50 (Call 01/23/30)(b)(c)	5,639	5,878,657
Northwestern Mutual Global Funding, 1.70%,
06/01/28(b)	953	974,184
Ohio National Financial Services Inc., 5.80%, 01/24/30 (Call 10/24/29)(b)	2,013	2,305,578
Pacific Life Global Funding II, 1.45%, 01/20/28(a)(b)	3,790	3,769,100
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	2,550	2,858,371
4.50%, 10/01/50 (Call 04/01/30)(c)	2,790	2,925,164
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	4,469	4,506,212
3.10%, 11/15/26 (Call 08/15/26)	1,959	2,128,254
3.70%, 05/15/29 (Call 02/15/29)(a)	3,367	3,802,305
Principal Life Global Funding II
1.50%, 08/27/30(a)(b)	1,682	1,617,222
1.63%, 11/19/30(a)(b)	1,095	1,056,087
2.50%, 09/16/29(a)(b)	1,860	1,968,222
Progressive Corp. (The)
2.45%, 01/15/27(a)	3,379	3,610,919
3.20%, 03/26/30 (Call 12/26/29)	4,098	4,529,679
4.00%, 03/01/29 (Call 12/01/28)	1,457	1,685,375
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(a)(b)	1,409	1,518,119
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	477	542,481

S C H E D U L E O F I N V E S T M E N T S	157

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Protective Life Global Funding
1.74%, 09/21/30(b)	$1,232	$1,209,577
1.90%, 07/06/28(b)	10,277	10,452,148
Prudential Financial Inc.
2.10%, 03/10/30 (Call 12/10/29)	3,405	3,481,329
3.70%, 10/01/50 (Call 07/01/30)(a)(c)	4,709	4,960,998
3.88%, 03/27/28 (Call 12/27/27)(a)	176	201,771
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)(c)	2,278	2,494,718
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)(c)	8,827	10,393,792
Prudential PLC, 3.13%, 04/14/30(a)	5,713	6,238,609
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)(a)	2,974	3,200,483
3.90%, 05/15/29 (Call 02/15/29)	3,527	3,978,202
3.95%, 09/15/26 (Call 06/15/26)	2,489	2,779,513
Reliance Standard Life Global Funding II, 2.75%, 01/21/27(b)	1,854	1,971,615
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)(a)	444	489,730
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	2,827	3,141,017
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	4,830	5,028,129
4.45%, 05/12/27 (Call 02/12/27)(b)	730	820,482
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(b)	3,100	3,334,246
5.13%, 11/13/26 (Call 09/13/26)(b)	2,266	2,532,625
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	1,720	1,748,380
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31)(a)(b)(c)	5,100	5,316,750
4.00%, 09/14/77 (Call 09/14/27)(a)(b)(c)	4,500	4,916,250
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(b)(c)	4,940	5,673,580
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	1,871	2,100,902
Voya Financial Inc., 4.70%, 01/23/48 (Call 01/23/28)(a)(c)	1,616	1,710,046
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)(a)	4,434	4,706,767
4.50%, 09/15/28 (Call 06/15/28)(a)	3,726	4,310,924

		520,361,918

Internet — 1.8%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	5,135	5,052,015
3.40%, 12/06/27 (Call 09/06/27)(a)	12,084	13,160,082
Alphabet Inc.
0.80%, 08/15/27 (Call 06/15/27)(a)	6,244	6,102,270
1.10%, 08/15/30 (Call 05/15/30)(a)	8,831	8,386,125
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	4,366	4,387,433
1.50%, 06/03/30 (Call 03/03/30)(a)	8,159	8,020,826
1.65%, 05/12/28 (Call 03/12/28)	9,600	9,776,633
2.10%, 05/12/31 (Call 02/12/31)	11,175	11,458,063
3.15%, 08/22/27 (Call 05/22/27)(a)	15,454	17,102,995
Baidu Inc.
3.43%, 04/07/30 (Call 01/07/30)	2,000	2,162,074
3.63%, 07/06/27(a)	3,310	3,662,951
4.38%, 03/29/28 (Call 12/29/27)	2,251	2,559,365
4.88%, 11/14/28 (Call 08/14/28)(a)	2,009	2,378,825

Security	Par (000)	Value

Internet (continued)
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)(a)	$3,138	$3,502,162
4.63%, 04/13/30 (Call 01/13/30)	5,645	6,750,503
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	2,474	2,772,869
4.50%, 06/20/28 (Call 03/20/28)	2,144	2,498,064
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)	1,710	1,762,140
2.70%, 03/11/30 (Call 12/11/29)	6,595	6,891,975
3.60%, 06/05/27 (Call 03/05/27)(a)	5,200	5,807,066
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	5,937	6,040,973
3.25%, 02/15/30 (Call 11/15/29)	6,416	6,653,721
3.80%, 02/15/28 (Call 11/15/27)	4,917	5,320,076
4.63%, 08/01/27 (Call 05/01/27)	2,212	2,501,529
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)(a)	3,632	3,875,097
3.88%, 04/29/26	905	989,256
Meituan, 3.05%, 10/28/30 (Call 07/28/30)(b)	5,085	4,816,693
Prosus NV
3.68%, 01/21/30 (Call 10/21/29)(b)	5,415	5,637,100
4.85%, 07/06/27 (Call 04/06/27)(b)	100	114,339
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)(a)	3,291	3,509,765
3.30%, 04/01/27 (Call 01/01/27)	4,108	4,519,566
Tencent Holdings Ltd.
2.39%, 06/03/30 (Call 03/03/30)(a)(b)	11,205	11,183,733
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	2,615	2,719,270
3.60%, 01/19/28 (Call 10/19/27)(b)	10,655	11,536,828
3.98%, 04/11/29 (Call 01/11/29)(b)	11,225	12,447,179
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)(a)	2,650	2,547,875
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	4,315	4,438,452
4.75%, 07/15/27 (Call 07/15/22)(a)	2,095	2,206,454
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	2,520	2,579,506

		217,831,848

Iron & Steel — 0.3%
Gerdau Trade Inc., 4.88%, 10/24/27(b)	2,140	2,433,030
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(a)(b)	2,450	2,710,557
Nucor Corp.
2.70%, 06/01/30 (Call 03/01/30)(a)	817	862,620
3.95%, 05/01/28 (Call 02/01/28)(a)	3,033	3,459,897
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)	595	590,207
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)(a)	2,171	2,170,463
3.25%, 01/15/31 (Call 10/15/30)	4,072	4,420,424
3.45%, 04/15/30 (Call 01/15/30)	2,087	2,286,339
5.00%, 12/15/26 (Call 12/15/21)	2,828	2,934,684
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	7,822	8,337,861

		30,206,082

Leisure Time — 0.0%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)	3,805	3,736,469

Lodging — 0.3%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	577	618,818
3.70%, 01/15/31 (Call 10/15/30)(a)	4,167	4,501,672

158	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)(a)	$1,082	$1,183,237
5.75%, 04/23/30 (Call 01/23/30)	2,509	3,011,902
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)(a)	4,430	4,658,950
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	136	156,512
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	4,642	5,334,434
Series X, 4.00%, 04/15/28 (Call 01/15/28)	2,583	2,854,646
Marriott International Inc/MD, Series HH, 2.85%, 04/15/31 (Call 01/15/31)	6,510	6,641,319
Sands China Ltd.
4.38%, 06/18/30 (Call 03/18/30)(a)	1,659	1,813,585
5.40%, 08/08/28 (Call 05/08/28)	8,332	9,586,799

		40,361,874

Machinery — 0.8%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	690	788,933
Caterpillar Financial Services Corp., 1.10%, 09/14/27(a)	3,939	3,928,551
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	3,812	3,840,782
2.60%, 09/19/29 (Call 06/19/29)	2,707	2,886,115
2.60%, 04/09/30 (Call 01/09/30)(a)	2,833	3,022,980
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	1,969	2,195,957
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)(a)	1,985	2,196,968
5.38%, 10/16/29	621	793,592
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)	130	140,333
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	3,014	3,177,742
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	553	569,853
3.00%, 05/01/30 (Call 02/01/30)(a)	2,707	2,881,843
John Deere Capital Corp.
1.45%, 01/15/31	3,783	3,685,792
1.50%, 03/06/28	3,082	3,101,386
1.75%, 03/09/27	3,485	3,588,946
2.00%, 06/17/31	2,850	2,891,048
2.25%, 09/14/26	3,355	3,554,262
2.45%, 01/09/30	3,104	3,277,240
2.80%, 09/08/27	3,237	3,507,324
2.80%, 07/18/29	3,882	4,212,038
3.05%, 01/06/28(a)	2,409	2,653,009
3.45%, 03/07/29	2,772	3,122,037
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)(a)	931	1,033,742
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)(a)	690	736,938
4.60%, 05/15/28 (Call 02/15/28)(a)	1,460	1,683,435
Otis Worldwide Corp.
2.29%, 04/05/27 (Call 02/05/27)(a)	3,566	3,737,220
2.57%, 02/15/30 (Call 11/15/29)(a)	8,181	8,547,336
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)(a)	1,935	1,919,165
3.50%, 03/01/29 (Call 12/01/28)(a)	2,686	3,017,850
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	2,184	2,345,698
4.95%, 09/15/28 (Call 06/15/28)	7,726	8,993,027
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	3,560	3,617,823
2.25%, 01/30/31 (Call 10/30/30)(a)	3,112	3,163,706

Security	Par (000)	Value

Machinery (continued)
3.25%, 11/01/26 (Call 08/01/26)(a)	$1,544	$1,690,426

		100,503,097

Manufacturing — 1.0%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(a)	3,903	4,129,296
2.38%, 08/26/29 (Call 05/26/29)(a)	2,252	2,372,341
2.88%, 10/15/27 (Call 07/15/27)(a)	4,423	4,833,239
3.05%, 04/15/30 (Call 01/15/30)	3,263	3,588,470
3.38%, 03/01/29 (Call 12/01/28)	3,832	4,285,456
3.63%, 09/14/28 (Call 06/14/28)(a)	2,992	3,396,260
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	4,267	4,468,474
3.75%, 12/01/27 (Call 09/01/27)	784	871,769
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	4,137	4,508,628
General Electric Co.
3.45%, 05/01/27 (Call 03/01/27)(a)	6,267	6,912,643
3.63%, 05/01/30 (Call 02/01/30)	6,476	7,280,271
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	5,426	5,832,124
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(a)	3,477	3,786,056
3.25%, 06/14/29 (Call 03/14/29)	5,542	6,025,685
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)(a)	975	1,131,978
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(a)(b)	8,480	8,571,498
2.15%, 03/11/31(a)(b)	9,407	9,583,373
2.35%, 10/15/26(b)	6,684	7,062,149
3.40%, 03/16/27(b)	8,249	9,132,945
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	2,305	2,339,810
3.00%, 06/01/30 (Call 03/01/30)	1,902	2,032,471
3.38%, 03/01/28 (Call 12/01/27)	476	519,538
3.65%, 03/15/27 (Call 12/15/26)(a)	2,562	2,837,661
3.90%, 09/17/29 (Call 06/17/29)	1,665	1,876,336
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	2,882	3,242,078
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	4,491	5,083,947

		115,704,496

Media — 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	5,732	5,584,283
2.80%, 04/01/31 (Call 01/01/31)	1,862	1,907,839
3.75%, 02/15/28 (Call 11/15/27)	4,426	4,895,491
4.20%, 03/15/28 (Call 12/15/27)	5,544	6,274,781
5.05%, 03/30/29 (Call 12/30/28)	6,162	7,296,382
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	8,240	7,900,246
1.95%, 01/15/31 (Call 10/15/30)(a)	6,094	6,046,590
2.35%, 01/15/27 (Call 10/15/26)	7,329	7,733,825
2.65%, 02/01/30 (Call 11/01/29)	9,777	10,285,903
3.15%, 02/15/28 (Call 11/15/27)(a)	7,822	8,600,922
3.30%, 02/01/27 (Call 11/01/26)	6,779	7,446,460
3.30%, 04/01/27 (Call 02/01/27)	4,530	4,985,607
3.40%, 04/01/30 (Call 01/01/30)	9,651	10,725,345
3.55%, 05/01/28 (Call 02/01/28)	5,340	5,973,788
4.15%, 10/15/28 (Call 07/15/28)	19,287	22,376,635

S C H E D U L E O F I N V E S T M E N T S	159

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.25%, 10/15/30 (Call 07/15/30)	$4,795	$5,657,028
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	3,932	3,800,593
2.60%, 06/15/31 (Call 03/15/31)(b)	4,950	5,067,499
3.35%, 09/15/26 (Call 06/15/26)(a)(b)	6,001	6,532,774
3.50%, 08/15/27 (Call 05/15/27)(b)	2,949	3,250,895
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	5,020	5,499,393
3.95%, 03/20/28 (Call 12/20/27)	8,156	9,110,846
4.13%, 05/15/29 (Call 02/15/29)	3,390	3,828,072
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)(a)	2,011	2,212,325
4.71%, 01/25/29 (Call 10/25/28)	9,883	11,635,044
TCI Communications Inc., 7.13%, 02/15/28(a)	639	851,826
TWDC Enterprises 18 Corp., 2.95%, 06/15/27	4,906	5,373,964
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)(a)	2,127	2,270,259
3.38%, 02/15/28 (Call 12/15/27)(a)	1,719	1,889,641
3.70%, 06/01/28 (Call 03/01/28)(a)	2,754	3,073,935
4.20%, 06/01/29 (Call 03/01/29)(a)	3,301	3,799,556
4.95%, 01/15/31 (Call 10/15/30)(a)	6,470	7,820,239
7.88%, 07/30/30	4,469	6,361,202
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)(a)	8,915	9,088,561
2.20%, 01/13/28(a)	5,698	5,936,513
2.65%, 01/13/31(a)	12,583	13,365,711
3.38%, 11/15/26 (Call 08/15/26)	2,704	2,989,434
3.70%, 03/23/27(a)	3,424	3,866,239
3.80%, 03/22/30	6,189	7,135,037

		248,450,683

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	1,310	1,486,317

Mining — 1.0%
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	2,626	2,661,089
2.63%, 09/10/30 (Call 06/10/30)(b)	5,716	5,813,973
2.88%, 03/17/31 (Call 12/17/30)(b)	3,180	3,273,831
4.00%, 09/11/27(b)	3,310	3,696,496
4.50%, 03/15/28 (Call 12/15/27)(b)	3,797	4,336,019
4.75%, 04/10/27(b)	3,053	3,523,690
5.63%, 04/01/30 (Call 01/01/30)(b)	3,077	3,783,928
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)(a)	3,575	3,741,952
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	4,840	5,044,453
3.15%, 01/14/30 (Call 10/14/29)(b)	3,764	3,972,205
3.63%, 08/01/27 (Call 05/01/27)(b)	6,351	6,924,684
3.75%, 01/15/31 (Call 10/15/30)(a)(b)	4,535	4,969,605
Glencore Funding LLC
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	6,169	6,155,985
2.85%, 04/27/31 (Call 01/27/31)(b)	2,790	2,855,241
3.88%, 10/27/27 (Call 07/27/27)(a)(b)	1,195	1,317,504
4.00%, 03/27/27 (Call 12/27/26)(b)	6,319	6,989,722
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	4,475	5,216,229
Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/30 (Call 02/15/30)(b)	5,141	6,009,829
6.53%, 11/15/28(a)(b)	4,758	5,842,824
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(b)	3,330	3,674,821

Security	Par (000)	Value

Mining (continued)
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(a)	$2,618	$3,007,944
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(a)(b)	2,399	2,502,382
4.70%, 05/12/31 (Call 02/12/31)(b)	2,575	2,664,962
Newcrest Finance Pty Ltd., 3.25%, 05/13/30
(Call 02/13/30)(b)	3,861	4,176,921
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	5,398	5,435,640
2.80%, 10/01/29 (Call 07/01/29)	3,723	3,918,206
Rio Tinto Alcan Inc., 7.25%, 03/15/31	3,072	4,392,505
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	1,259	1,697,774
Teck Resources Ltd., 3.90%, 07/15/30
(Call 04/15/30)(a)	2,667	2,907,028
Yamana Gold Inc.
2.63%, 08/15/31 (Call 05/15/31)(b)	2,570	2,560,332
4.63%, 12/15/27 (Call 09/15/27)	1,554	1,739,553

		124,807,327

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	1,669	1,947,822

Oil & Gas — 4.7%
Aker BP ASA
3.75%, 01/15/30 (Call 10/15/29)(a)(b)	5,752	6,219,175
4.00%, 01/15/31 (Call 10/15/30)(a)(b)	3,200	3,522,850
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	6,794	6,688,071
3.02%, 01/16/27 (Call 10/16/26)	4,336	4,691,676
3.54%, 04/06/27 (Call 02/06/27)	1,333	1,478,206
3.59%, 04/14/27 (Call 01/14/27)	4,409	4,903,891
3.63%, 04/06/30 (Call 01/06/30)(a)	7,747	8,748,477
3.94%, 09/21/28 (Call 06/21/28)	6,238	7,108,643
4.23%, 11/06/28 (Call 08/06/28)	7,212	8,331,970
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	3,112	3,434,539
3.72%, 11/28/28 (Call 08/28/28)	4,103	4,627,131
4.88%, (Call 03/22/30)(a)(c)(d)	12,346	13,609,366
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (Call 04/15/30)	3,172	3,311,322
3.85%, 06/01/27 (Call 03/01/27)	6,849	7,547,374
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)	5,464	6,062,302
4.40%, 04/15/29 (Call 01/15/29)(a)	3,934	4,427,703
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)(a)	5,361	5,562,108
2.24%, 05/11/30 (Call 02/11/30)(a)	5,451	5,642,561
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)	4,755	4,678,870
3.25%, 10/15/29 (Call 07/15/29)	3,425	3,801,473
3.85%, 01/15/28 (Call 10/15/27)	3,568	4,051,939
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	3,503	3,868,373
4.38%, 03/15/29 (Call 12/15/28)(a)	3,192	3,628,937
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)	3,420	3,572,223
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	3,335	3,790,891
ConocoPhillips
2.40%, 02/15/31 (Call 11/15/30)(b)	2,433	2,504,345
3.75%, 10/01/27 (Call 07/01/27)(b)	6,695	7,529,920
4.30%, 08/15/28 (Call 05/15/28)(b)	5,954	6,900,382
ConocoPhillips Co., 6.95%, 04/15/29	7,953	10,762,519

160	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(b)	$3,075	$3,358,890
5.25%, 10/15/27 (Call 10/15/22)(b)	250	265,977
5.88%, 06/15/28 (Call 06/15/23)(b)	375	412,846
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	5,092	5,300,979
3.25%, 12/01/26 (Call 10/01/26)	4,403	4,717,398
3.50%, 12/01/29 (Call 09/01/29)	5,948	6,404,562
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(b)	2,387	2,527,113
5.25%, 11/06/29 (Call 08/06/29)(b)	2,940	3,304,521
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	4,830	5,556,595
Series X-R, 4.75%, 09/12/28(b)	5,415	6,368,762
Eni USA Inc., 7.30%, 11/15/27	220	286,091
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)	4,575	5,403,846
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)(a)	7,739	8,043,873
3.00%, 04/06/27 (Call 02/06/27)	6,644	7,211,405
3.13%, 04/06/30 (Call 01/06/30)(a)	6,245	6,852,672
3.63%, 09/10/28 (Call 06/10/28)(a)	4,408	4,975,333
6.50%, 12/01/28(b)	1,545	2,033,739
6.80%, 01/15/28(a)	650	829,980
7.15%, 01/15/29(a)	758	1,013,585
7.25%, 09/23/27(a)	1,034	1,368,247
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)(a)	4,723	4,963,123
2.61%, 10/15/30 (Call 07/15/30)(a)	5,217	5,523,096
3.29%, 03/19/27 (Call 01/19/27)(a)	4,648	5,134,656
3.48%, 03/19/30 (Call 12/19/29)(a)	9,097	10,227,490
Gazprom PJSC Via Gaz Capital SA, 4.95%, 02/06/28(b)	4,470	4,995,225
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)(a)	6,238	6,930,552
7.30%, 08/15/31	10	13,599
7.88%, 10/01/29	385	528,144
HollyFrontier Corp., 4.50%, 10/01/30 (Call 07/01/30)(a)	2,609	2,804,533
KazMunayGas National Co. JSC, 5.38%, 04/24/30(b)	2,655	3,179,362
Lundin Energy Finance BV, 3.10%, 07/15/31 (Call 05/15/31)(b)	5,847	5,932,567
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)(a)	6,593	7,451,735
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	3,609	3,982,933
5.13%, 12/15/26 (Call 09/15/26)	4,327	5,055,884
Pertamina Persero PT
2.30%, 02/09/31 (Call 11/09/30)(b)	200	194,801
3.10%, 01/22/30 (Call 10/21/29)(a)(b)	2,735	2,855,338
3.10%, 08/25/30 (Call 05/25/30)(b)	2,860	2,978,632
3.65%, 07/30/29(a)(b)	3,445	3,751,419
Petroliam Nasional Bhd, 7.63%, 10/15/26(a)(b)	355	462,239
Petronas Capital Ltd., 3.50%, 04/21/30 (Call 01/21/30)(a)(b)	12,359	13,622,913
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(b)	2,400	2,423,911
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	5,195	5,119,048
3.90%, 03/15/28 (Call 12/15/27)	5,015	5,632,897
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	8,064	7,782,303
2.15%, 01/15/31 (Call 10/15/30)(a)	2,184	2,139,686

Security	Par (000)	Value

Oil & Gas (continued)
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30 (Call 07/15/29)(a)(b)	$2,200	$2,313,591
Qatar Petroleum
1.38%, 09/12/26 (Call 08/12/26)(b)	5,000	5,006,940
2.25%, 07/12/31 (Call 04/12/31)(b)	15,440	15,569,140
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)(b)	1,965	2,238,980
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	2,946	3,366,133
6.33%, 09/30/27(b)	3,240	3,710,448
Reliance Industries Ltd., 3.67%, 11/30/27(b)	2,465	2,707,253
SA Global Sukuk Ltd., 2.69%, 06/17/31 (Call 03/17/31)(b)	14,205	14,535,266
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(b)	5,494	5,677,865
Saudi Arabian Oil Co.
2.25%, 11/24/30 (Call 08/24/30)(a)(b)	11,132	11,049,490
3.50%, 04/16/29(a)(b)	13,294	14,461,266
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	7,292	7,624,819
2.50%, 09/12/26(a)	2,653	2,824,383
2.75%, 04/06/30 (Call 01/06/30)(a)	8,205	8,775,204
3.88%, 11/13/28 (Call 08/13/28)(a)	8,565	9,836,754
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26(b)	4,272	4,543,110
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)(b)	1,380	1,502,279
3.63%, 04/12/27(b)	6,229	6,871,413
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31 (Call 10/08/30)(b)	1,285	1,294,605
2.70%, 05/13/30 (Call 02/13/30)(b)	7,340	7,638,690
2.95%, 08/08/29 (Call 05/08/29)(b)	5,281	5,589,598
2.95%, 11/12/29 (Call 08/12/29)(b)	2,447	2,591,022
4.25%, 09/12/28(a)(b)	3,600	4,133,507
Suncor Energy Inc., 7.00%, 11/15/28	110	144,399
Tengizchevroil Finance Co. International Ltd.
3.25%, 08/15/30 (Call 02/15/30)(b)	3,938	4,036,450
4.00%, 08/15/26(b)	3,325	3,604,127
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(b)	2,570	2,451,112
Tosco Corp., 8.13%, 02/15/30	176	255,088
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)(a)	5,846	6,283,259
3.46%, 02/19/29 (Call 11/19/28)(a)	6,874	7,686,722
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	5,478	6,304,394
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	4,517	4,595,485
3.40%, 09/15/26 (Call 06/15/26)	4,474	4,817,137
4.00%, 04/01/29 (Call 01/01/29)(a)	3,807	4,211,148
4.35%, 06/01/28 (Call 03/01/28)	4,677	5,284,341
Woodside Finance Ltd.
3.70%, 09/15/26 (Call 06/15/26)(a)(b)	4,255	4,633,795
3.70%, 03/15/28 (Call 12/15/27)(b)	2,484	2,681,655
4.50%, 03/04/29 (Call 12/04/28)(a)(b)	7,446	8,438,175

		560,218,780

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	3,043	3,300,504
3.34%, 12/15/27 (Call 09/15/27)	6,901	7,612,653
4.49%, 05/01/30 (Call 02/01/30)	2,801	3,312,116
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	5,736	5,959,789

S C H E D U L E O F I N V E S T M E N T S	161

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)(a)	$3,411	$3,603,639
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	7,675	8,579,703
4.30%, 05/01/29 (Call 02/01/29)(b)	4,211	4,816,724
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	6,772	7,113,719

		44,298,847

Packaging & Containers — 0.3%
Amcor Finance USA Inc., 4.50%, 05/15/28
(Call 02/15/28)(a)	2,719	3,176,005
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	2,842	2,952,987
2.69%, 05/25/31 (Call 02/25/31)	3,049	3,183,619
3.10%, 09/15/26 (Call 06/15/26)	703	755,645
Berry Global Inc., 1.65%, 01/15/27 (Call 12/15/26)(b)	245	243,969
CCL Industries Inc.
3.05%, 06/01/30 (Call 03/01/30)(a)(b)	3,332	3,521,960
3.25%, 10/01/26 (Call 07/01/26)(b)	50	53,594
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	3,451	3,692,763
3.40%, 12/15/27 (Call 09/15/27)(a)	3,453	3,797,241
Sonoco Products Co., 3.13%, 05/01/30
(Call 02/01/30)(a)	3,394	3,673,203
WestRock MWV LLC
7.95%, 02/15/31	85	122,202
8.20%, 01/15/30(a)	550	779,892
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	1,090	1,192,624
3.90%, 06/01/28 (Call 03/01/28)(a)	3,592	4,049,109
4.00%, 03/15/28 (Call 12/15/27)(a)	2,492	2,819,767
4.90%, 03/15/29 (Call 12/15/28)(a)	6,856	8,222,655

		42,237,235

Pharmaceuticals — 4.3%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	19,891	21,437,218
3.20%, 11/21/29 (Call 08/21/29)	26,459	28,920,234
4.25%, 11/14/28 (Call 08/14/28)	9,215	10,681,135
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	4,835	5,020,496
2.80%, 05/15/30 (Call 02/15/30)(a)	3,145	3,309,288
3.45%, 12/15/27 (Call 09/15/27)	2,672	2,937,301
Astrazeneca Finance LLC
1.75%, 05/28/28 (Call 03/28/28)	5,780	5,870,661
2.25%, 05/28/31 (Call 02/28/31)(a)	1,831	1,890,513
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)(a)	7,845	7,546,785
3.13%, 06/12/27 (Call 03/12/27)(a)	2,312	2,525,176
4.00%, 01/17/29 (Call 10/17/28)(a)	6,251	7,214,825
Bayer Corp., 6.65%, 02/15/28(b)	125	157,560
Bayer U.S. Finance II LLC, 4.38%, 12/15/28
(Call 09/15/28)(b)	18,487	21,230,209
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	6,236	6,136,041
2.82%, 05/20/30 (Call 02/20/30)(a)	5,035	5,331,041
3.70%, 06/06/27 (Call 03/06/27)(a)	9,071	10,117,633
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	5,221	5,180,214
1.45%, 11/13/30 (Call 08/13/30)(a)	2,208	2,149,328
3.25%, 02/27/27(a)	2,870	3,178,766

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 07/26/29 (Call 04/26/29)	$20,780	$23,370,465
3.45%, 11/15/27 (Call 08/15/27)	6,118	6,849,709
3.90%, 02/20/28 (Call 11/20/27)	8,167	9,360,941
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	6,278	6,890,320
Cigna Corp.
2.38%, 03/15/31 (Call 12/15/30)(a)	5,550	5,697,429
2.40%, 03/15/30 (Call 12/15/29)(a)	8,461	8,718,725
3.05%, 10/15/27 (Call 07/15/27)(a)	3,223	3,478,266
3.40%, 03/01/27 (Call 12/01/26)	7,176	7,904,881
4.38%, 10/15/28 (Call 07/15/28)(a)	18,547	21,641,624
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	11,622	11,522,269
1.75%, 08/21/30 (Call 05/21/30)(a)	6,571	6,397,792
1.88%, 02/28/31 (Call 11/28/30)(a)	4,155	4,070,005
2.13%, 09/15/31 (Call 06/15/31)	4,465	4,453,159
3.25%, 08/15/29 (Call 05/15/29)	9,495	10,364,461
3.63%, 04/01/27 (Call 02/01/27)	4,778	5,302,314
3.75%, 04/01/30 (Call 01/01/30)	8,193	9,235,395
4.30%, 03/25/28 (Call 12/25/27)	11,731	13,506,979
6.25%, 06/01/27	375	467,573
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)(a)	2,639	2,884,779
3.38%, 03/15/29 (Call 12/15/28)(a)	5,988	6,742,040
5.50%, 03/15/27	1,119	1,373,191
Evernorth Health Inc., 4.50%, 02/25/26 (Call 11/27/25)	243	272,826
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	9,448	10,860,662
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	2,930	3,274,471
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)(a)	5,405	5,353,222
1.30%, 09/01/30 (Call 06/01/30)(a)	4,378	4,297,448
2.90%, 01/15/28 (Call 10/15/27)	10,643	11,623,316
2.95%, 03/03/27 (Call 12/03/26)	5,107	5,603,892
6.95%, 09/01/29	170	237,638
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	3,514	3,981,059
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)(a)	4,952	4,866,307
3.40%, 03/07/29 (Call 12/07/28)	11,547	12,972,871
Merck Sharp & Dohme Corp., 5.95%, 12/01/28(a)	871	1,134,387
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)(a)	3,986	4,595,592
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)(a)	6,647	6,923,580
2.20%, 08/14/30 (Call 05/14/30)	1,397	1,453,704
3.10%, 05/17/27 (Call 02/17/27)	5,060	5,548,203
Perrigo Finance Unlimited Co., 3.15%, 06/15/30
(Call 03/15/30)(a)	4,244	4,371,435
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)(a)	5,435	5,444,087
1.75%, 08/18/31 (Call 05/18/31)	8,225	8,185,150
2.63%, 04/01/30 (Call 01/01/30)(a)	6,293	6,767,597
3.00%, 12/15/26(a)	6,890	7,581,136
3.45%, 03/15/29 (Call 12/15/28)(a)	8,902	10,045,083
3.60%, 09/15/28 (Call 06/15/28)	6,027	6,873,590
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	2,348	2,683,565
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)(a)	14,486	15,722,866
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	12,709	12,673,706
5.00%, 11/26/28 (Call 08/26/28)	9,147	11,045,902

162	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)(b)	$4,076	$4,194,978
2.70%, 06/22/30 (Call 03/22/30)(a)(b)	6,519	6,670,551
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	4,268	4,275,270
3.00%, 09/12/27 (Call 06/12/27)(a)	3,760	4,084,504
3.90%, 08/20/28 (Call 05/20/28)	3,103	3,533,843

		518,219,182

Pipelines — 3.2%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(b)	2,015	2,251,883
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)(a)	2,933	3,127,549
4.45%, 07/15/27 (Call 04/15/27)	3,234	3,653,312
4.80%, 05/03/29 (Call 02/03/29)	1,215	1,404,993
Cameron LNG LLC, 2.90%, 07/15/31 (Call 04/15/31)(b)	30	32,301
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	8,249	9,049,096
5.13%, 06/30/27 (Call 01/01/27)	4,005	4,657,828
Colonial Enterprises Inc., 3.25%, 05/15/30
(Call 02/15/30)(b)	3,721	4,070,420
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)(b)	3,097	3,295,899
Enable Midstream Partners LP
4.15%, 09/15/29 (Call 06/15/29)	2,441	2,673,568
4.40%, 03/15/27 (Call 12/15/26)	3,825	4,254,708
4.95%, 05/15/28 (Call 02/15/28)	4,111	4,677,351
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)(a)	5,871	6,295,849
3.70%, 07/15/27 (Call 04/15/27)(a)	2,830	3,136,834
4.25%, 12/01/26 (Call 09/01/26)	2,826	3,175,915
5.50%, 07/15/77 (Call 07/15/27)(c)	7,068	7,617,073
6.25%, 03/01/78 (Call 03/01/28)(c)	1,627	1,788,890
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27)(c)	2,151	2,382,604
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30)(a)(c)	4,897	5,528,713
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	8,532	9,263,786
4.00%, 10/01/27 (Call 07/01/27)	4,339	4,822,063
4.20%, 04/15/27 (Call 01/15/27)	3,496	3,887,660
4.95%, 06/15/28 (Call 03/15/28)(a)	5,350	6,196,949
5.25%, 04/15/29 (Call 01/15/29)(a)	6,249	7,361,118
5.50%, 06/01/27 (Call 03/01/27)	5,193	6,129,908
8.25%, 11/15/29 (Call 08/15/29)	1,065	1,468,427
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(a)	5,371	5,700,000
3.13%, 07/31/29 (Call 04/30/29)	5,777	6,252,337
3.95%, 02/15/27 (Call 11/15/26)	2,924	3,271,352
4.15%, 10/16/28 (Call 07/16/28)	3,977	4,568,428
5.38%, 02/15/78 (Call 02/15/28),
(3 mo. LIBOR US + 2.570%)(c)	3,272	3,378,427
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3 mo. LIBOR US + 3.033%)(c)	4,472	4,671,200
Flex Intermediate Holdco LLC, 3.36%, 06/30/31
(Call 12/30/30)(b)	4,600	4,707,069
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30 (Call 04/01/30)(b)	820	840,753
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(a)(b)	993	1,008,604
GNL Quintero SA, 4.63%, 07/31/29(b)	3,506	3,795,248
Gray Oak Pipeline LLC, 3.45%, 10/15/27
(Call 08/15/27)(b)	2,267	2,406,479

Security	Par (000)	Value

Pipelines (continued)
KazTransGas JSC, 4.38%, 09/26/27(b)	$1,325	$1,460,627
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31	359	500,416
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	4,823	4,704,394
4.30%, 03/01/28 (Call 12/01/27)	8,021	9,161,059
Magellan Midstream Partners LP, 3.25%, 06/01/30
(Call 03/01/30)(a)	3,314	3,569,488
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29
(Call 01/01/29)(b)	3,713	4,019,656
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	8,554	8,684,337
4.00%, 03/15/28 (Call 12/15/27)	5,870	6,559,296
4.13%, 03/01/27 (Call 12/01/26)	6,426	7,210,729
4.25%, 12/01/27 (Call 09/01/27)	3,937	4,456,933
4.80%, 02/15/29 (Call 11/15/28)	4,180	4,893,352
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(b)	3,015	3,114,494
4.88%, 08/15/27 (Call 02/15/27)(b)	4,130	4,725,781
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)	3,038	3,390,631
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)(a)	3,244	3,410,468
3.40%, 09/01/29 (Call 06/01/29)(a)	3,317	3,563,449
4.00%, 07/13/27 (Call 04/13/27)	2,945	3,268,347
4.35%, 03/15/29 (Call 12/15/28)	3,453	3,921,104
4.55%, 07/15/28 (Call 04/15/28)	4,309	4,914,310
6.35%, 01/15/31 (Call 10/15/30)(a)	341	439,194
Phillips 66 Partners LP
3.15%, 12/15/29 (Call 09/15/29)	2,428	2,555,451
3.55%, 10/01/26 (Call 07/01/26)	2,769	3,001,073
3.75%, 03/01/28 (Call 12/01/27)	2,348	2,565,110
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	53	68,673
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	5,463	5,786,505
3.80%, 09/15/30 (Call 06/15/30)(a)	4,050	4,362,134
4.50%, 12/15/26 (Call 09/15/26)	3,440	3,864,435
Sabal Trail Transmission LLC, 4.25%, 05/01/28
(Call 02/01/28)(b)	2,027	2,309,195
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	7,582	8,518,164
4.50%, 05/15/30 (Call 11/15/29)	9,523	11,031,120
5.00%, 03/15/27 (Call 09/15/26)	8,286	9,585,501
Spectra Energy Partners LP, 3.38%, 10/15/26
(Call 07/15/26)	4,189	4,538,449
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	2,667	2,966,302
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	5,874	6,115,823
7.00%, 03/15/27	1,535	1,952,353
7.00%, 10/15/28	183	239,040
Texas Eastern Transmission LP, 3.50%, 01/15/28
(Call 10/15/27)(b)	1,605	1,756,678
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	6,665	7,631,862
4.25%, 05/15/28 (Call 02/15/28)(a)	6,770	7,774,346
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27)(c)	6,963	7,462,943
5.50%, 09/15/79 (Call 09/15/29)(a)(c)	5,453	6,052,830
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(c)	5,686	6,375,371
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	3,466	3,752,187

S C H E D U L E O F I N V E S T M E N T S	163

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.00%, 03/15/28 (Call 12/15/27)	$2,421	$2,736,098
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	2,210	2,370,247
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(a)(b)	3,228	3,666,201
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	3,194	3,604,810
4.50%, 03/15/28 (Call 12/15/27)	3,251	3,679,866
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	7,032	7,173,430
3.50%, 11/15/30 (Call 08/15/30)(a)	5,120	5,619,271
3.75%, 06/15/27 (Call 03/15/27)	7,827	8,694,519
7.75%, 06/15/31	465	652,969
Series A, 7.50%, 01/15/31	252	351,346

		387,586,961

Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)(b)	3,095	3,167,324
4.87%, 02/15/29 (Call 11/15/28)(b)	3,548	4,147,288
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	2,644	2,874,358
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	4,507	5,077,174

		15,266,144

Real Estate — 0.1%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	3,482	3,540,116
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(b)	2,525	2,588,125
Essential Properties LP, 2.95%, 07/15/31
(Call 04/15/31)	3,975	4,006,945
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26
(Call 06/30/26)(b)	50	54,697
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/27 (Call 12/20/26)(a)(b)	656	729,503
4.13%, 02/01/29 (Call 11/01/28)(a)(b)	5,203	5,931,144

		16,850,530

Real Estate Investment Trusts — 5.9%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	910	912,456
2.90%, 10/01/30 (Call 07/01/30)(a)	1,436	1,510,362
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	2,072	1,989,087
2.75%, 12/15/29 (Call 09/15/29)	2,341	2,465,761
3.38%, 08/15/31 (Call 05/15/31)	30	33,169
3.95%, 01/15/27 (Call 10/15/26)(a)	1,175	1,322,639
3.95%, 01/15/28 (Call 10/15/27)	2,656	3,012,994
4.50%, 07/30/29 (Call 04/30/29)(a)	188	221,709
4.70%, 07/01/30 (Call 04/01/30)	4,605	5,525,185
4.90%, 12/15/30 (Call 09/15/30)(a)	579	712,512
American Assets Trust LP, 3.38%, 02/01/31
(Call 11/01/30)	2,510	2,610,409
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	2,231	2,312,773
3.63%, 11/15/27 (Call 08/15/27)	753	824,396
3.88%, 01/30/31 (Call 10/30/30)(a)	2,245	2,516,134
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	1,430	1,436,210
4.25%, 02/15/28 (Call 11/15/27)(a)	3,062	3,506,632

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.90%, 02/15/29 (Call 11/15/28)	$1,647	$1,947,113
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	4,114	4,028,216
1.88%, 10/15/30 (Call 07/15/30)(a)	4,287	4,159,177
2.10%, 06/15/30 (Call 03/15/30)	3,985	3,940,791
2.70%, 04/15/31 (Call 01/15/31)	2,983	3,093,915
2.75%, 01/15/27 (Call 11/15/26)	4,303	4,544,004
2.90%, 01/15/30 (Call 10/15/29)(a)	4,009	4,216,283
3.13%, 01/15/27 (Call 10/15/26)	3,022	3,249,804
3.38%, 10/15/26 (Call 07/15/26)	4,001	4,354,818
3.55%, 07/15/27 (Call 04/15/27)	4,401	4,830,581
3.60%, 01/15/28 (Call 10/15/27)	4,126	4,542,376
3.80%, 08/15/29 (Call 05/15/29)	5,994	6,687,426
3.95%, 03/15/29 (Call 12/15/28)	3,522	3,954,845
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)(a)	4,931	5,072,251
2.45%, 01/15/31 (Call 10/15/30)	2,754	2,867,832
2.90%, 10/15/26 (Call 07/15/26)(a)	2,002	2,153,823
3.20%, 01/15/28 (Call 10/15/27)(a)	1,847	2,021,412
3.30%, 06/01/29 (Call 03/01/29)	1,617	1,778,711
3.35%, 05/15/27 (Call 02/15/27)(a)	2,072	2,293,435
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	2,385	2,416,077
2.75%, 10/01/26 (Call 07/01/26)	4,915	5,241,951
2.90%, 03/15/30 (Call 12/15/29)	3,929	4,125,056
3.25%, 01/30/31 (Call 10/30/30)	6,547	7,052,631
3.40%, 06/21/29 (Call 03/21/29)	5,929	6,505,992
4.50%, 12/01/28 (Call 09/01/28)	2,700	3,160,095
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	1,930	2,113,068
4.55%, 10/01/29 (Call 07/01/29)(a)	168	190,006
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	2,107	2,150,971
2.50%, 08/16/31 (Call 05/16/31)	1,500	1,507,912
3.90%, 03/15/27 (Call 12/15/26)	2,436	2,691,350
4.05%, 07/01/30 (Call 04/01/30)	6,245	7,068,592
4.13%, 05/15/29 (Call 02/15/29)	1,228	1,399,152
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	4,016	4,283,261
3.15%, 07/01/29 (Call 04/01/29)(a)	3,496	3,826,503
4.10%, 10/15/28 (Call 07/15/28)(a)	1,830	2,115,503
Cibanco SA Ibm/PLA Administradora Industrial S de RLde CV, 4.96%, 07/18/29 (Call 04/18/29)(b)	2,300	2,535,773
CIBANCO SA Institucion de Banca Multiple Trust
CIB/3332, 4.38%, 07/22/31 (Call 04/22/31)(b)	2,500	2,450,000
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	4,045	4,010,764
2.75%, 04/15/31 (Call 01/15/31)	2,949	3,009,416
Crown Castle International Corp.
2.10%, 04/01/31 (Call 01/01/31)	7,695	7,535,173
2.25%, 01/15/31 (Call 10/15/30)	4,293	4,259,655
2.50%, 07/15/31 (Call 04/15/31)	665	674,671
3.10%, 11/15/29 (Call 08/15/29)	2,658	2,833,644
3.30%, 07/01/30 (Call 04/01/30)	5,468	5,904,166
3.65%, 09/01/27 (Call 06/01/27)	6,068	6,722,516
3.80%, 02/15/28 (Call 11/15/27)	4,608	5,126,388
4.00%, 03/01/27 (Call 12/01/26)(a)	3,289	3,692,587
4.30%, 02/15/29 (Call 11/15/28)	3,827	4,414,011
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	620	612,431

164	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.00%, 02/15/30 (Call 11/15/29)	$2,715	$2,871,553
3.13%, 09/01/26 (Call 06/01/26)(a)	495	531,085
4.38%, 02/15/29 (Call 11/15/28)	1,745	2,004,660
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)(a)	2,552	2,426,442
3.45%, 11/15/29 (Call 08/15/29)	3,370	3,540,212
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	4,945	5,492,890
3.70%, 08/15/27 (Call 05/15/27)(a)	5,711	6,402,086
4.45%, 07/15/28 (Call 04/15/28)	3,839	4,466,813
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	2,367	2,307,573
1.75%, 02/01/31 (Call 11/01/30)	1,800	1,743,012
2.88%, 11/15/29 (Call 08/15/29)	2,382	2,539,436
3.38%, 12/15/27 (Call 09/15/27)	2,641	2,912,865
4.00%, 09/15/28 (Call 06/15/28)(a)	2,426	2,778,349
Equinix Inc.
1.55%, 03/15/28 (Call 01/15/28)	2,407	2,380,559
1.80%, 07/15/27 (Call 05/15/27)	3,535	3,588,486
2.00%, 05/15/28 (Call 03/15/28)	3,030	3,073,029
2.15%, 07/15/30 (Call 04/15/30)	5,937	5,917,287
2.50%, 05/15/31 (Call 02/15/31)	7,151	7,332,643
2.90%, 11/18/26 (Call 09/18/26)(a)	3,940	4,219,481
3.20%, 11/18/29 (Call 08/18/29)	6,243	6,716,886
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	1,280	1,261,107
2.50%, 02/15/30 (Call 11/15/29)(a)	2,367	2,470,359
2.85%, 11/01/26 (Call 08/01/26)(a)	1,977	2,122,409
3.00%, 07/01/29 (Call 04/01/29)(a)	3,034	3,278,522
3.25%, 08/01/27 (Call 05/01/27)(a)	1,420	1,559,813
3.50%, 03/01/28 (Call 12/01/27)	2,743	3,050,783
4.15%, 12/01/28 (Call 09/01/28)	2,909	3,363,795
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)(a)	1,058	1,011,104
1.70%, 03/01/28 (Call 01/01/28)	693	690,111
2.55%, 06/15/31 (Call 03/15/31)	580	595,871
3.00%, 01/15/30 (Call 10/15/29)	3,541	3,771,833
3.63%, 05/01/27 (Call 02/01/27)(a)	224	248,955
4.00%, 03/01/29 (Call 12/01/28)	3,353	3,816,581
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	2,250	2,285,766
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	1,850	1,994,103
3.25%, 07/15/27 (Call 04/15/27)(a)	1,882	2,045,725
3.50%, 06/01/30 (Call 03/01/30)(a)	2,664	2,933,564
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/17/29)	3,233	3,491,276
4.00%, 01/15/31 (Call 10/15/30)	4,244	4,599,223
5.30%, 01/15/29 (Call 10/15/28)	1,821	2,138,255
5.75%, 06/01/28 (Call 03/03/28)	3,303	3,933,477
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	120	131,017
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)(a)	2,070	2,033,695
2.40%, 03/15/30 (Call 12/15/29)	572	581,680
3.63%, 01/15/28 (Call 10/15/27)(a)	975	1,074,971
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	1,438	1,396,461
3.10%, 02/15/30 (Call 11/15/29)	2,378	2,544,335
3.75%, 07/01/27 (Call 04/01/27)(a)	2,081	2,320,445

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	$825	$823,050
2.88%, 01/15/31 (Call 10/15/30)(a)	1,679	1,774,708
3.00%, 01/15/30 (Call 10/15/29)	4,758	5,093,343
3.50%, 07/15/29 (Call 04/15/29)	3,848	4,274,198
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)(a)	550	561,033
3.05%, 02/15/30 (Call 11/15/29)(a)	2,742	2,902,762
3.88%, 03/01/27 (Call 12/01/26)(a)	110	122,314
4.13%, 03/15/28 (Call 12/15/27)(a)	1,494	1,681,447
4.20%, 04/15/29 (Call 01/15/29)	2,943	3,335,119
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)(a)	2,238	2,329,371
Series I, 3.50%, 09/15/30 (Call 06/15/30)	3,500	3,686,804
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(a)	2,240	2,381,387
3.95%, 11/01/27 (Call 08/01/27)	2,220	2,448,932
4.65%, 04/01/29 (Call 01/01/29)	1,870	2,177,882
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31 (Call 05/15/31)	2,785	2,714,175
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)	3,412	3,619,784
4.25%, 08/15/29 (Call 05/15/29)	596	680,450
4.75%, 12/15/28 (Call 09/15/28)(a)	2,695	3,151,923
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)(a)	2,790	2,812,669
2.70%, 10/01/30 (Call 07/01/30)	2,675	2,770,711
2.80%, 10/01/26 (Call 07/01/26)(a)	2,462	2,616,464
3.80%, 04/01/27 (Call 01/01/27)(a)	1,357	1,514,430
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)(a)	1,773	1,918,588
Lexington Realty Trust, 2.70%, 09/15/30 (Call 06/15/30)(a)	1,506	1,547,184
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)(a)	1,794	1,797,173
3.88%, 12/15/27 (Call 09/15/27)(a)	1,279	1,440,937
4.00%, 06/15/29 (Call 03/15/29)	2,189	2,483,368
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	2,500	2,494,025
1.70%, 02/15/31 (Call 11/15/30)(a)	2,502	2,408,579
2.75%, 03/15/30 (Call 12/15/29)	1,598	1,681,173
3.60%, 06/01/27 (Call 03/01/27)(a)	1,904	2,118,817
3.95%, 03/15/29 (Call 12/15/28)	3,506	3,996,062
4.20%, 06/15/28 (Call 03/15/28)(a)	435	503,162
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	2,353	2,330,766
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)(a)	1,785	1,835,358
3.50%, 10/15/27 (Call 07/15/27)(a)	2,239	2,454,051
3.60%, 12/15/26 (Call 09/15/26)	220	241,018
4.30%, 10/15/28 (Call 07/15/28)(a)	2,252	2,568,115
Office Properties Income Trust, 2.40%, 02/01/27 (Call 01/01/27)	210	210,048
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)(a)	1,710	1,763,459
3.63%, 10/01/29 (Call 07/01/29)	2,304	2,455,109
4.50%, 04/01/27 (Call 01/01/27)	3,296	3,703,046
4.75%, 01/15/28 (Call 10/15/27)(a)	3,057	3,473,789
Physicians Realty LP 3.95%, 01/15/28 (Call 10/15/27)	772	854,479

S C H E D U L E O F I N V E S T M E N T S	165

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.30%, 03/15/27 (Call 12/15/26)(a)	$2,995	$3,416,789
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	1,374	1,416,602
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	3,687	3,502,714
1.63%, 03/15/31 (Call 12/15/30)(a)	1,250	1,225,037
2.13%, 04/15/27 (Call 02/15/27)(a)	3,769	3,938,137
2.25%, 04/15/30 (Call 01/15/30)	5,977	6,160,311
3.25%, 10/01/26 (Call 07/01/26)	2,204	2,415,445
3.88%, 09/15/28 (Call 06/15/28)	670	770,682
4.38%, 02/01/29 (Call 11/01/28)(a)	2,292	2,698,850
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	3,685	3,767,864
2.30%, 05/01/31 (Call 02/01/31)	3,830	3,944,976
3.09%, 09/15/27 (Call 06/15/27)	2,664	2,935,150
3.39%, 05/01/29 (Call 02/01/29)(a)	2,960	3,297,574
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	2,125	2,147,985
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	2,922	3,164,674
3.25%, 06/15/29 (Call 03/15/29)(a)	2,249	2,476,954
3.25%, 01/15/31 (Call 10/15/30)	3,067	3,387,349
3.65%, 01/15/28 (Call 10/15/27)	3,617	4,063,235
4.13%, 10/15/26 (Call 07/15/26)(a)	2,743	3,111,587
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	2,122	2,254,090
3.60%, 02/01/27 (Call 11/01/26)	2,507	2,777,410
3.70%, 06/15/30 (Call 03/15/30)(a)	3,268	3,668,221
4.13%, 03/15/28 (Call 12/15/27)	2,145	2,439,684
Retail Properties of America Inc., 4.75%, 09/15/30 (Call 06/15/30)(a)	1,975	2,211,692
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	1,723	1,693,948
2.15%, 09/01/31 (Call 06/01/31)	1,770	1,739,259
Sabra Health Care LP, 3.90%, 10/15/29 (Call 07/15/29)(a)	2,179	2,332,979
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)(a)	2,680	2,707,312
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30 (Call 02/28/30)(a)(b)	4,674	5,484,124
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(b)(c)	6,757	7,191,813
5.13%, 09/24/80 (Call 06/24/30)(a)(b)(c)	6,560	7,067,744
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	2,070	2,064,112
1.75%, 02/01/28 (Call 11/01/27)	2,910	2,920,203
2.20%, 02/01/31 (Call 11/01/30)	4,400	4,386,865
2.25%, 01/15/32 (Call 10/15/31)	2,000	1,984,390
2.45%, 09/13/29 (Call 06/13/29)(a)	5,944	6,138,803
2.65%, 07/15/30 (Call 04/15/30)(a)	3,227	3,365,944
3.25%, 11/30/26 (Call 08/30/26)(a)	3,682	4,025,745
3.38%, 06/15/27 (Call 03/15/27)	4,455	4,897,626
3.38%, 12/01/27 (Call 09/01/27)(a)	2,456	2,703,727
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)(a)	2,417	2,720,548
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	3,085	3,099,597
3.20%, 01/15/27 (Call 11/15/26)(a)	1,334	1,426,090
3.20%, 02/15/31 (Call 11/15/30)(a)	216	229,326
3.40%, 01/15/30 (Call 10/15/29)(a)	1,681	1,803,719
4.00%, 07/15/29 (Call 04/15/29)(a)	2,861	3,210,715
4.45%, 09/15/26 (Call 06/15/26)	1,764	1,986,893

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
STORE Capital Corp.
2.75%, 11/18/30 (Call 08/18/30)	$1,452	$1,478,638
4.50%, 03/15/28 (Call 12/15/27)	1,559	1,771,741
4.63%, 03/15/29 (Call 12/15/28)	3,219	3,691,660
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	3,635	3,701,422
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	1,230	1,286,473
3.88%, 07/15/27 (Call 04/15/27)(a)	2,040	2,217,684
Trust Fibra Uno, 4.87%, 01/15/30 (Call 10/30/29)(b)	3,055	3,360,500
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	1,036	1,111,252
3.20%, 01/15/30 (Call 10/15/29)	4,978	5,401,015
3.50%, 07/01/27 (Call 04/01/27)(a)	1,605	1,773,826
3.50%, 01/15/28 (Call 10/15/27)(a)	1,368	1,505,137
4.40%, 01/26/29 (Call 10/26/28)	2,241	2,598,077
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	3,000	3,013,616
3.00%, 01/15/30 (Call 10/15/29)	3,815	4,024,047
3.25%, 10/15/26 (Call 07/15/26)(a)	2,606	2,816,979
3.85%, 04/01/27 (Call 01/01/27)	2,511	2,811,213
4.00%, 03/01/28 (Call 12/01/27)	3,520	3,953,664
4.40%, 01/15/29 (Call 10/15/28)	4,238	4,880,031
4.75%, 11/15/30 (Call 08/15/30)	2,412	2,875,402
VEREIT Operating Partnership LP
2.20%, 06/15/28 (Call 04/15/28)(a)	3,335	3,414,217
3.10%, 12/15/29 (Call 09/15/29)(a)	2,788	3,000,379
3.40%, 01/15/28 (Call 11/15/27)	2,954	3,225,713
3.95%, 08/15/27 (Call 05/15/27)	4,120	4,657,333
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)	105	109,701
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	3,442	3,585,168
3.50%, 06/15/29 (Call 03/15/29)(b)	3,857	4,054,461
4.13%, 09/20/28 (Call 06/20/28)(a)(b)	2,779	3,051,490
Weingarten Realty Investors, 3.25%, 08/15/26 (Call 05/15/26)	225	240,975
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	3,270	3,292,508
2.70%, 02/15/27 (Call 12/15/26)(a)	3,385	3,592,128
2.75%, 01/15/31 (Call 10/15/30)(a)	980	1,022,544
2.80%, 06/01/31 (Call 03/01/31)	4,675	4,890,935
3.10%, 01/15/30 (Call 10/15/29)	4,782	5,104,137
4.13%, 03/15/29 (Call 12/15/28)	2,865	3,267,608
4.25%, 04/15/28 (Call 01/15/28)	3,716	4,268,752
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	4,009	4,595,123
4.00%, 04/15/30 (Call 01/15/30)(a)	3,823	4,370,723
6.95%, 10/01/27	621	802,006
WP Carey Inc.
2.40%, 02/01/31 (Call 11/01/30)(a)	1,047	1,051,834
3.85%, 07/15/29 (Call 04/15/29)	1,083	1,208,763
4.25%, 10/01/26 (Call 07/01/26)(a)	2,340	2,645,719

		708,119,489

Retail — 2.7%
7-Eleven Inc.
1.30%, 02/10/28 (Call 12/10/27)(a)(b)	5,972	5,802,258
1.80%, 02/10/31 (Call 11/10/30)(b)	8,527	8,245,771
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)(a)	2,759	2,763,055
3.90%, 04/15/30 (Call 01/15/30)	3,473	3,865,771

166	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(a)(b)	$4,143	$4,347,834
3.55%, 07/26/27 (Call 04/26/27)(a)(b)	4,449	4,919,214
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	1,077	1,070,738
2.40%, 08/01/31 (Call 05/01/31)	1,900	1,877,349
3.80%, 11/15/27 (Call 08/15/27)(a)	1,570	1,733,099
4.75%, 06/01/30 (Call 03/01/30)	4,215	4,971,485
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	2,427	2,333,841
3.75%, 06/01/27 (Call 03/01/27)(a)	3,090	3,472,581
3.75%, 04/18/29 (Call 01/18/29)	2,525	2,846,022
4.00%, 04/15/30 (Call 01/15/30)(a)	4,829	5,531,145
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	4,595	4,539,752
4.45%, 10/01/28 (Call 07/01/28)	2,927	3,413,299
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	4,650	4,701,996
1.60%, 04/20/30 (Call 01/20/30)	10,232	10,157,542
3.00%, 05/18/27 (Call 02/18/27)(a)	2,330	2,562,760
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(a)	3,336	3,703,606
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	6,522	7,262,800
3.88%, 04/15/27 (Call 01/15/27)(a)	3,566	4,017,656
4.13%, 05/01/28 (Call 02/01/28)(a)	1,063	1,223,009
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)(a)	6,666	7,586,276
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(b)	3,302	3,545,556
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(b)	40	42,850
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)(a)	4,019	3,922,635
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	2,761	2,683,642
1.38%, 03/15/31 (Call 12/15/30)(a)	6,441	6,216,863
2.13%, 09/15/26 (Call 06/15/26)(a)	1,708	1,798,334
2.50%, 04/15/27 (Call 02/15/27)	3,724	3,984,987
2.70%, 04/15/30 (Call 01/15/30)(a)	8,008	8,595,294
2.80%, 09/14/27 (Call 06/14/27)	4,874	5,305,055
2.95%, 06/15/29 (Call 03/15/29)	5,450	5,968,304
3.90%, 12/06/28 (Call 09/06/28)(a)	5,661	6,571,694
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	6,537	6,417,886
1.70%, 10/15/30 (Call 07/15/30)	6,575	6,386,592
2.63%, 04/01/31 (Call 01/01/31)	7,765	8,097,746
3.10%, 05/03/27 (Call 02/03/27)(a)	7,505	8,199,840
3.65%, 04/05/29 (Call 01/05/29)	6,317	7,090,596
4.50%, 04/15/30 (Call 01/15/30)(a)	7,288	8,650,111
6.50%, 03/15/29(a)	361	466,066
6.88%, 02/15/28	525	679,904
McDonald's Corp.
2.13%, 03/01/30 (Call 12/01/29)	4,784	4,867,338
2.63%, 09/01/29 (Call 06/01/29)	5,873	6,190,012
3.50%, 03/01/27 (Call 12/01/26)(a)	4,833	5,344,627
3.50%, 07/01/27 (Call 05/01/27)(a)	3,100	3,441,192
3.60%, 07/01/30 (Call 04/01/30)(a)	4,426	4,998,412
3.80%, 04/01/28 (Call 01/01/28)	4,853	5,490,016
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(a)	345	361,919
4.38%, 04/01/30 (Call 01/01/30)(a)	115	119,859
6.95%, 03/15/28	625	738,966

Security	Par (000)	Value

Retail (continued)
O'Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	$291	$282,280
3.60%, 09/01/27 (Call 06/01/27)(a)	1,210	1,359,266
3.90%, 06/01/29 (Call 03/01/29)	3,211	3,646,692
4.20%, 04/01/30 (Call 01/01/30)(a)	3,516	4,083,404
4.35%, 06/01/28 (Call 03/01/28)(a)	2,900	3,369,282
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)	1,340	1,313,208
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	2,641	2,729,020
2.25%, 03/12/30 (Call 12/12/29)	4,028	4,113,186
2.55%, 11/15/30 (Call 08/15/30)(a)	4,714	4,922,939
3.50%, 03/01/28 (Call 12/01/27)	2,906	3,231,379
3.55%, 08/15/29 (Call 05/15/29)	6,804	7,626,394
4.00%, 11/15/28 (Call 08/15/28)(a)	3,477	4,012,251
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	4,881	5,140,030
2.65%, 09/15/30 (Call 06/15/30)(a)	1,664	1,797,348
3.38%, 04/15/29 (Call 01/15/29)(a)	5,792	6,494,325
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)(a)	2,669	2,605,972
1.60%, 05/15/31 (Call 02/15/31)(a)	150	146,589
2.25%, 09/15/26 (Call 06/15/26)(a)	2,152	2,271,915
3.88%, 04/15/30 (Call 01/15/30)(a)	1,893	2,187,050
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	3,941	3,827,242
Walgreens Boots Alliance Inc., 3.20%, 04/15/30 (Call 01/15/30)(a)	2,492	2,689,764
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	2,719	2,898,920
3.25%, 07/08/29 (Call 04/08/29)	9,817	11,024,182
3.70%, 06/26/28 (Call 03/26/28)	15,392	17,573,243
5.88%, 04/05/27(a)	718	897,808
7.55%, 02/15/30	715	1,045,859

		330,414,703
Savings & Loans — 0.2%
Nationwide Building Society
3.96%, 07/18/30 (Call 07/18/29)(a)(b)(c)	5,031	5,673,807
4.00%, 09/14/26(a)(b)	3,169	3,507,975
4.13%, 10/18/32 (Call 10/18/27)(a)(b)(c)	6,117	6,748,703
4.30%, 03/08/29 (Call 03/08/28)(a)(b)(c)	3,624	4,115,821

		20,046,306
Semiconductors — 2.6%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	4,783	5,292,823
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)(a)	2,397	2,378,369
3.30%, 04/01/27 (Call 01/01/27)(a)	6,492	7,179,922
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)(a)	6,804	7,399,834
3.88%, 01/15/27 (Call 10/15/26)(a)	18,527	20,444,726
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	4,400	4,397,927
2.45%, 02/15/31 (Call 11/15/30)(b)	15,782	15,640,206
3.46%, 09/15/26 (Call 07/15/26)	7,857	8,532,245
4.11%, 09/15/28 (Call 06/15/28)(a)	10,939	12,261,927
4.15%, 11/15/30 (Call 08/15/30)	10,291	11,574,992
4.75%, 04/15/29 (Call 01/15/29)	14,357	16,676,999
5.00%, 04/15/30 (Call 01/15/30)	8,585	10,168,448
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	3,980	4,003,605
2.00%, 08/12/31 (Call 05/12/31)	4,580	4,606,897

S C H E D U L E O F I N V E S T M E N T S	167

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.45%, 11/15/29 (Call 08/15/29)	$10,052	$10,604,186
3.15%, 05/11/27 (Call 02/11/27)	4,421	4,872,826
3.75%, 03/25/27 (Call 01/25/27)	4,690	5,310,763
3.90%, 03/25/30 (Call 12/25/29)(a)	7,374	8,563,629
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)(a)	3,974	4,575,795
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	3,954	3,984,420
4.00%, 03/15/29 (Call 12/15/28)(a)	5,295	6,132,507
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)(b)	3,066	3,153,783
2.95%, 04/15/31 (Call 01/15/31)(b)	4,405	4,587,530
4.88%, 06/22/28 (Call 03/22/28)(b)	3,590	4,172,302
Maxim Integrated Products Inc.,
3.45%, 06/15/27 (Call 03/15/27)	239	265,196
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	4,319	4,910,962
4.66%, 02/15/30 (Call 11/15/29)	4,895	5,745,555
5.33%, 02/06/29 (Call 11/06/28)	4,024	4,868,296
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	5,152	5,176,229
2.00%, 06/15/31 (Call 03/15/31)	4,480	4,520,412
2.85%, 04/01/30 (Call 01/01/30)	8,251	8,934,768
3.20%, 09/16/26 (Call 06/16/26)(a)	4,132	4,544,782
NXP BV/NXP Funding LLC, 5.55%, 12/01/28
(Call 09/01/28)(a)(b)	2,929	3,590,204
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(b)	6,320	6,527,056
3.15%, 05/01/27 (Call 03/01/27)(b)	2,667	2,865,745
3.40%, 05/01/30 (Call 02/01/30)(b)	4,808	5,273,352
4.30%, 06/18/29 (Call 03/18/29)(b)	4,847	5,567,794
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(b)	325	346,060
4.38%, 10/15/29 (Call 10/15/24)	97	107,549
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)(a)	3,285	3,238,468
2.15%, 05/20/30 (Call 02/20/30)(a)	6,875	7,024,401
3.25%, 05/20/27 (Call 02/20/27)(a)	8,104	8,950,447
SK Hynix Inc., 2.38%, 01/19/31(b)	5,098	5,042,815
Skyworks Solutions Inc., 3.00%, 06/01/31
(Call 03/01/31)	3,210	3,337,872
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	4,067	4,068,068
2.25%, 09/04/29 (Call 06/04/29)	3,962	4,134,726
2.90%, 11/03/27 (Call 08/03/27)	2,836	3,104,325
TSMC Global Ltd.
1.00%, 09/28/27 (Call 07/28/27)(a)(b)	337	326,803
1.38%, 09/28/30 (Call 06/28/30)(b)	5,693	5,397,676
1.75%, 04/23/28 (Call 02/23/28)(a)(b)	5,770	5,785,925
2.25%, 04/23/31 (Call 01/23/31)(b)	5,715	5,775,599
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	4,269	4,385,923

		310,333,669

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)(b)	6,230	6,235,172
3.48%, 12/01/27 (Call 09/01/27)(a)	3,510	3,822,083
4.20%, 05/01/30 (Call 02/01/30)	386	442,351

		10,499,606

Security	Par (000)	Value

Software — 2.1%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	$3,444	$3,238,932
3.40%, 09/15/26 (Call 06/15/26)	4,176	4,602,467
3.40%, 06/15/27 (Call 03/15/27)(a)	2,170	2,407,265
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	4,652	4,891,431
2.30%, 02/01/30 (Call 11/01/29)	5,466	5,703,887
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	2,718	2,887,559
3.50%, 06/15/27 (Call 03/15/27)(a)	3,295	3,650,462
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	3,160	3,259,144
2.90%, 12/01/29 (Call 09/01/29)(a)	3,009	3,192,697
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)(a)	1,729	1,956,695
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	4,522	4,769,554
4.50%, 12/01/27 (Call 09/01/27)	4,351	4,960,777
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	4,774	4,685,452
Fidelity National Information Services Inc.
1.65%, 03/01/28 (Call 01/01/28)(a)	1,343	1,342,829
2.25%, 03/01/31 (Call 12/01/30)(a)	6,587	6,646,725
3.75%, 05/21/29 (Call 02/21/29)	1,808	2,037,825
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	5,953	6,187,387
2.65%, 06/01/30 (Call 03/01/30)(a)	5,806	6,030,191
3.50%, 07/01/29 (Call 04/01/29)	12,898	14,168,287
4.20%, 10/01/28 (Call 07/01/28)	5,120	5,868,414
Intuit Inc.
1.35%, 07/15/27 (Call 05/15/27)(a)	3,463	3,496,915
1.65%, 07/15/30 (Call 04/15/30)(a)	3,018	3,003,292
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)	13,999	15,610,617
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)	10,680	11,035,707
2.80%, 04/01/27 (Call 02/01/27)	11,955	12,754,320
2.88%, 03/25/31 (Call 12/25/30)	15,612	16,443,505
2.95%, 04/01/30 (Call 01/01/30)(a)	15,422	16,350,244
3.25%, 11/15/27 (Call 08/15/27)(a)	12,118	13,216,032
3.25%, 05/15/30 (Call 02/15/30)	3,051	3,320,178
Roper Technologies Inc.
1.40%, 09/15/27 (Call 07/15/27)(a)	3,753	3,739,431
1.75%, 02/15/31 (Call 11/15/30)(a)	4,140	4,007,889
2.00%, 06/30/30 (Call 03/30/30)(a)	4,413	4,398,408
2.95%, 09/15/29 (Call 06/15/29)(a)	3,380	3,628,647
3.80%, 12/15/26 (Call 09/15/26)	3,752	4,202,322
4.20%, 09/15/28 (Call 06/15/28)	4,493	5,180,061
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	6,187	6,210,171
1.95%, 07/15/31 (Call 04/15/31)(a)	6,790	6,887,173
3.70%, 04/11/28 (Call 01/11/28)	7,590	8,632,337
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)(a)	7,230	6,861,557
VMware Inc.
1.80%, 08/15/28 (Call 06/15/28)	80	79,200
2.20%, 08/15/31 (Call 05/15/31)	115	114,231
3.90%, 08/21/27 (Call 05/21/27)(a)	6,657	7,458,955
4.65%, 05/15/27 (Call 03/15/27)(a)	3,050	3,525,683
4.70%, 05/15/30 (Call 02/15/30)(a)	4,031	4,816,244

		257,461,099

168	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 4.5%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)(a)	$1,916	$2,023,379
3.63%, 04/22/29 (Call 01/22/29)	4,317	4,752,244
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)(a)	10,453	10,446,819
2.30%, 06/01/27 (Call 04/01/27)(a)	12,484	13,022,809
2.75%, 06/01/31 (Call 03/01/31)(a)	15,529	16,272,722
3.80%, 02/15/27 (Call 11/15/26)	4,055	4,528,360
4.10%, 02/15/28 (Call 11/15/27)(a)	9,270	10,585,851
4.25%, 03/01/27 (Call 12/01/26)	7,326	8,346,568
4.30%, 02/15/30 (Call 11/15/29)	15,859	18,450,641
4.35%, 03/01/29 (Call 12/01/28)	14,575	16,899,844
Bell Telephone Co of Canada or Bell Canada (The),
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	3,000	2,997,420
Bharti Airtel Ltd., 3.25%, 06/03/31 (Call 03/05/31)(a)(b)	2,500	2,532,147
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	5,761	6,082,694
5.13%, 12/04/28 (Call 09/24/28)	3,497	4,138,414
9.63%, 12/15/30	13,172	20,314,035
Cisco Systems Inc., 2.50%, 09/20/26 (Call 06/20/26)(a)	3,530	3,792,255
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	5,613	6,216,265
4.38%, 06/21/28 (Call 03/21/28)(b)	6,018	7,027,845
8.75%, 06/15/30(a)	17,694	26,608,674
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26 (Call 05/01/26)(a)(b)	2,630	2,903,254
Juniper Networks Inc.
2.00%, 12/10/30 (Call 09/10/30)	1,399	1,351,001
3.75%, 08/15/29 (Call 05/15/29)	2,930	3,253,834
Koninklijke KPN NV, 8.38%, 10/01/30(a)	3,284	4,699,199
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	3,617	3,811,667
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	3,330	3,575,587
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	3,366	3,353,944
2.75%, 05/24/31 (Call 02/24/31)	5,007	5,156,349
4.60%, 02/23/28 (Call 11/23/27)	3,363	3,910,264
4.60%, 05/23/29 (Call 02/23/29)	4,489	5,261,796
NBN Co. Ltd., 2.63%, 05/05/31 (Call 02/05/31)(a)(b)	2,855	2,943,385
NTT Finance Corp.
1.59%, 04/03/28 (Call 02/03/28)(a)(b)	7,785	7,779,601
2.07%, 04/03/31 (Call 01/03/31)(a)(b)	5,682	5,821,435
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	5,000	5,150,000
3.88%, 01/31/28(a)(b)	725	818,674
Orange SA, 9.00%, 03/01/31	12,700	20,053,222
Rogers Communications Inc., 2.90%, 11/15/26
(Call 08/15/26)	2,967	3,184,398
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	5,555	6,184,770
SK Telecom Co. Ltd., 6.63%, 07/20/27(b)	100	128,086
Telefonica Emisiones SA, 4.10%, 03/08/27	8,891	10,034,851
Telefonica Europe BV, 8.25%, 09/15/30	4,774	7,027,464
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(a)	2,851	3,058,208
3.70%, 09/15/27 (Call 06/15/27)(a)	2,287	2,575,154
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	9,917	10,096,498
2.55%, 02/15/31 (Call 11/15/30)	15,831	16,139,388
3.75%, 04/15/27 (Call 02/15/27)	19,057	21,091,716
3.88%, 04/15/30 (Call 01/15/30)	30,434	34,098,862

Security	Par (000)	Value

Telecommunications (continued)
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	$3,587	$3,458,042
1.68%, 10/30/30 (Call 07/30/30)	4,352	4,202,652
1.75%, 01/20/31 (Call 10/20/30)(a)	12,549	12,154,581
2.10%, 03/22/28 (Call 01/22/28)	12,256	12,580,947
2.55%, 03/21/31 (Call 12/21/30)	21,759	22,475,792
3.00%, 03/22/27 (Call 01/22/27)	3,856	4,171,675
3.15%, 03/22/30 (Call 12/22/29)	8,714	9,452,714
3.88%, 02/08/29 (Call 11/08/28)(a)	6,912	7,876,915
4.02%, 12/03/29 (Call 09/03/29)	20,586	23,679,853
4.13%, 03/16/27(a)	14,567	16,655,590
4.33%, 09/21/28	21,395	24,982,602
7.75%, 12/01/30	234	342,705
Vodafone Group PLC
4.38%, 05/30/28(a)	16,051	18,672,371
7.88%, 02/15/30	976	1,406,550
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(b)	3,200	3,221,381
3.38%, 04/29/30 (Call 01/29/30)(b)	2,380	2,499,058

		546,335,021

Textiles — 0.0%
Mohawk Industries Inc., 3.63%, 05/15/30
(Call 02/15/30)	3,087	3,421,239

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	532	584,425
3.55%, 11/19/26 (Call 09/19/26)	5,534	6,068,583
3.90%, 11/19/29 (Call 08/19/29)	5,345	5,967,944

		12,620,952

Transportation — 1.1%
AP Moller - Maersk A/S, 4.50%, 06/20/29
(Call 03/20/29)(a)(b)	2,675	3,127,953
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (Call 03/15/27)(a)	3,235	3,594,014
7.95%, 08/15/30	90	133,379
Canadian National Railway Co., 6.90%, 07/15/28(a)	306	408,265
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	3,790	3,792,512
4.00%, 06/01/28 (Call 03/01/28)(a)	2,916	3,321,390
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(a)	2,419	2,769,197
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	2,930	3,032,494
2.60%, 11/01/26 (Call 08/01/26)	4,078	4,346,211
3.25%, 06/01/27 (Call 03/01/27)(a)	4,625	5,063,617
3.80%, 03/01/28 (Call 12/01/27)(a)	4,246	4,793,247
4.25%, 03/15/29 (Call 12/15/28)	4,695	5,458,920
Empresa de Transporte de Pasajeros Metro SA, 3.65%,
05/07/30 (Call 02/07/30)(b)	3,080	3,369,106
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	3,755	3,860,470
3.10%, 08/05/29 (Call 05/05/29)	1,652	1,791,115
3.40%, 02/15/28 (Call 11/15/27)(a)	2,804	3,117,166
4.20%, 10/17/28 (Call 07/17/28)(a)	2,405	2,802,838
4.25%, 05/15/30 (Call 02/15/30)(a)	5,303	6,197,379
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	2,796	2,959,347
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	3,148	3,516,933
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	4,550	4,658,988

S C H E D U L E O F I N V E S T M E N T S	169

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.55%, 11/01/29 (Call 08/01/29)	$3,076	$3,231,709
3.15%, 06/01/27 (Call 03/01/27)	3,448	3,721,758
3.80%, 08/01/28 (Call 05/01/28)(a)	3,167	3,593,101
7.80%, 05/15/27(a)	240	321,183
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	2,811	3,017,743
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(a)	3,811	3,970,091
2.38%, 05/20/31 (Call 02/20/31)	1,665	1,720,344
2.40%, 02/05/30 (Call 11/05/29)	3,723	3,859,596
3.00%, 04/15/27 (Call 01/15/27)	1,407	1,526,905
3.70%, 03/01/29 (Call 12/01/28)(a)	6,620	7,470,886
3.95%, 09/10/28 (Call 06/10/28)	4,704	5,372,544
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)(a)	2,161	2,298,496
2.50%, 09/01/29 (Call 06/01/29)(a)	2,952	3,145,953
3.05%, 11/15/27 (Call 08/15/27)(a)	3,900	4,327,766
3.40%, 03/15/29 (Call 12/15/28)	4,846	5,447,450
4.45%, 04/01/30 (Call 01/01/30)(a)	4,730	5,716,965

		130,857,031

Trucking & Leasing — 0.2%
DAE Funding LLC, 3.38%, 03/20/28 (Call 01/20/28)(a)(b)	3,885	4,017,238
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)(a)	1,765	1,698,300
3.25%, 09/15/26 (Call 06/15/26)(a)	1,438	1,553,544
3.50%, 03/15/28 (Call 12/15/27)(a)	1,781	1,970,215
3.85%, 03/30/27 (Call 12/30/26)	1,800	1,989,157
4.00%, 06/30/30 (Call 03/30/30)	1,313	1,490,426
4.55%, 11/07/28 (Call 08/07/28)(a)	1,850	2,158,880
4.70%, 04/01/29 (Call 01/01/29)(a)	2,226	2,611,360
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29 (Call 08/01/29)(a)(b)	72	77,846
3.40%, 11/15/26 (Call 08/15/26)(a)(b)	2,843	3,107,951
4.20%, 04/01/27 (Call 01/01/27)(b)	3,275	3,701,682
SMBC Aviation Capital Finance DAC, 2.30%, 06/15/28 (Call 04/15/28)(b)	900	913,066

		25,289,665

Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	1,815	1,860,726
2.80%, 05/01/30 (Call 02/01/30)(a)	1,370	1,465,257
2.95%, 09/01/27 (Call 06/01/27)(a)	4,534	4,919,073
3.00%, 12/01/26 (Call 09/01/26)	405	440,682
3.45%, 06/01/29 (Call 03/01/29)	2,479	2,762,517
3.75%, 09/01/28 (Call 06/01/28)	3,300	3,747,803
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	4,475	4,570,133
2.70%, 04/15/30 (Call 01/15/30)	1,449	1,516,330
3.57%, 05/01/29 (Call 02/01/29)	1,432	1,598,954
United Utilities PLC, 6.88%, 08/15/28	100	130,096

		23,011,571

Total Corporate Bonds & Notes — 97.9% (Cost: $11,578,223,850)		11,795,782,931

Security	Par/ Shares (000)	Value

Foreign Government Obligations(f)

South Korea — 0.1%
Korea Gas Corp.
2.00%, 07/13/31(b)	$265	$265,268
3.13%, 07/20/27(b)	2,838	3,120,392
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 07/25/27(b)	2,232	2,444,853
Korea National Oil Corp., 2.50%, 10/24/26(b)	5,279	5,598,390

		11,428,903

Total Foreign Government Obligations — 0.1% (Cost: $10,956,191)		11,428,903

Short-Term Investments

Money Market Funds — 10.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(g)(h)(i)	1,137,121	1,137,689,852
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	158,932	158,932,000

		1,296,621,852

Total Short-Term Investments — 10.8% (Cost: $1,296,343,063)		1,296,621,852

Total Investments in Securities — 108.8% (Cost: $12,885,523,104)		13,103,833,686

Other Assets, Less Liabilities — (8.8)%		(1,058,846,229)

Net Assets — 100.0%		$12,044,987,457

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

170	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$951,524,059	$186,257,001	(a)	$—	$(33,329)	$(57,879)	$1,137,689,852	1,137,121	$913,588	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	157,322,000	1,610,000	(a)	—	—	—	158,932,000	158,932	3,730		—

					$(33,329)	$(57,879)	$1,296,621,852		$917,318		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$11,795,782,931	$—	$11,795,782,931
Foreign Government Obligations	—	11,428,903	—	11,428,903
Money Market Funds	1,296,621,852	—	—	1,296,621,852

	$1,296,621,852	$11,807,211,834	$—	$13,103,833,686

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	171

Schedule of Investments (unaudited) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)	$511	$536,147
5.40%, 10/01/48 (Call 04/01/48)	404	549,910

		1,086,057

Aerospace & Defense — 2.3%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	476	603,681
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(a)(b)	940	934,717
5.80%, 10/11/41(a)	460	639,158
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	567	579,967
3.30%, 03/01/35 (Call 09/01/34)(b)	641	649,810
3.38%, 06/15/46 (Call 12/15/45)	255	249,672
3.50%, 03/01/39 (Call 09/01/38)	640	651,193
3.50%, 03/01/45 (Call 09/01/44)	994	975,304
3.55%, 03/01/38 (Call 09/01/37)	325	335,569
3.60%, 05/01/34 (Call 02/01/34)	700	741,319
3.65%, 03/01/47 (Call 09/01/46)	545	547,936
3.75%, 02/01/50 (Call 08/01/49)	1,175	1,216,312
3.83%, 03/01/59 (Call 09/01/58)	190	193,513
3.85%, 11/01/48 (Call 05/01/48)	647	671,661
3.90%, 05/01/49 (Call 11/01/48)	917	960,130
3.95%, 08/01/59 (Call 02/01/59)	700	728,147
5.71%, 05/01/40 (Call 11/01/39)	2,056	2,662,641
5.81%, 05/01/50 (Call 11/01/49)	3,315	4,502,451
5.88%, 02/15/40	620	804,237
5.93%, 05/01/60 (Call 11/01/59)	2,665	3,704,170
6.13%, 02/15/33	445	571,619
6.63%, 02/15/38	156	211,698
6.88%, 03/15/39	583	815,763
General Dynamics Corp.
2.85%, 06/01/41 (Call 12/01/40)(b)	305	318,591
3.60%, 11/15/42 (Call 05/14/42)	220	254,488
4.25%, 04/01/40 (Call 10/01/39)	1,115	1,387,008
4.25%, 04/01/50 (Call 10/01/49)	946	1,225,698
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	804	1,020,011
5.05%, 04/27/45 (Call 10/27/44)(b)	383	512,127
6.15%, 12/15/40(b)	511	749,565
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(b)	675	691,037
3.60%, 03/01/35 (Call 09/01/34)	969	1,119,029
3.80%, 03/01/45 (Call 09/01/44)	574	677,727
4.07%, 12/15/42	1,320	1,619,714
4.09%, 09/15/52 (Call 03/15/52)	1,239	1,569,090
4.50%, 05/15/36 (Call 11/15/35)	645	815,426
4.70%, 05/15/46 (Call 11/15/45)	962	1,289,906
5.72%, 06/01/40(b)	49	68,643
Series B, 6.15%, 09/01/36	230	331,130
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	897	1,042,496
4.03%, 10/15/47 (Call 04/15/47)	1,151	1,379,363
4.75%, 06/01/43	715	926,257
5.05%, 11/15/40	179	236,705
5.15%, 05/01/40 (Call 11/01/39)	563	744,346
5.25%, 05/01/50 (Call 11/01/49)	939	1,334,446
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	300	295,415

Security	Par (000)	Value

Aerospace & Defense (continued)
3.13%, 07/01/50 (Call 01/01/50)	$955	$993,543
3.75%, 11/01/46 (Call 05/01/46)	850	966,734
4.05%, 05/04/47 (Call 11/04/46)	610	720,062
4.15%, 05/15/45 (Call 11/16/44)	838	1,000,269
4.20%, 12/15/44 (Call 06/15/44)	150	174,800
4.35%, 04/15/47 (Call 10/15/46)	1,075	1,322,286
4.45%, 11/16/38 (Call 05/16/38)	623	759,953
4.50%, 06/01/42	2,271	2,841,301
4.63%, 11/16/48 (Call 05/16/48)	1,546	1,994,599
4.70%, 12/15/41	225	285,766
4.80%, 12/15/43 (Call 06/15/43)	400	514,460
4.88%, 10/15/40	437	558,408
5.40%, 05/01/35	753	997,667
5.70%, 04/15/40	981	1,370,195
6.05%, 06/01/36	502	703,370
6.13%, 07/15/38	975	1,392,093

		60,154,392

Agriculture — 1.4%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	1,045	1,021,352
3.40%, 02/04/41 (Call 08/04/40)	1,544	1,484,226
3.70%, 02/04/51 (Call 08/04/50)	1,109	1,076,710
3.88%, 09/16/46 (Call 03/16/46)	1,071	1,081,439
4.00%, 02/04/61 (Call 08/04/60)	920	903,183
4.25%, 08/09/42	1,045	1,108,060
4.45%, 05/06/50 (Call 11/06/49)(b)	390	425,157
4.50%, 05/02/43	686	754,419
5.38%, 01/31/44	1,412	1,698,154
5.80%, 02/14/39 (Call 08/14/38)	1,121	1,403,525
5.95%, 02/14/49 (Call 08/14/48)	1,945	2,525,667
6.20%, 02/14/59 (Call 08/14/58)	337	438,046
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)(b)	395	473,388
4.02%, 04/16/43	299	371,835
4.50%, 03/15/49 (Call 09/15/48)	247	332,338
4.54%, 03/26/42(b)	436	575,090
5.38%, 09/15/35(b)	320	438,187
5.77%, 03/01/41(c)	60	86,653
5.94%, 10/01/32	60	82,071
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)(b)	446	442,607
3.98%, 09/25/50 (Call 03/25/50)	735	727,687
4.39%, 08/15/37 (Call 02/15/37)	2,003	2,177,777
4.54%, 08/15/47 (Call 02/15/47)	2,113	2,264,692
4.76%, 09/06/49 (Call 03/06/49)	1,030	1,132,741
5.28%, 04/02/50 (Call 02/02/49)	555	653,303
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(a)(b)	955	1,048,138
3.88%, 05/23/49 (Call 11/23/48)(a)	207	251,259
Philip Morris International Inc.
3.88%, 08/21/42	791	874,111
4.13%, 03/04/43	783	891,133
4.25%, 11/10/44	1,150	1,348,192
4.38%, 11/15/41	774	910,645
4.50%, 03/20/42	430	512,478
4.88%, 11/15/43	584	731,718
6.38%, 05/16/38	1,208	1,722,492
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	833	1,018,396
5.85%, 08/15/45 (Call 02/12/45)	1,449	1,792,097

172	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
6.15%, 09/15/43	$625	$792,524
7.25%, 06/15/37	416	566,353

		36,137,843

Apparel — 0.2%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	700	781,365
3.38%, 11/01/46 (Call 05/01/46)	610	689,375
3.38%, 03/27/50 (Call 09/27/49)	1,405	1,615,410
3.63%, 05/01/43 (Call 11/01/42)(b)	420	497,441
3.88%, 11/01/45 (Call 05/01/45)	563	687,974
VF Corp.
6.00%, 10/15/33	171	224,603
6.45%, 11/01/37	10	13,868

		4,510,036

Auto Manufacturers — 0.4%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)(b)	1,069	1,034,510
4.88%, 10/01/43 (Call 04/01/43)(b)	427	568,395
General Motors Co.
5.00%, 04/01/35(b)	554	667,500
5.15%, 04/01/38 (Call 10/01/37)	788	950,487
5.20%, 04/01/45	1,161	1,423,127
5.40%, 04/01/48 (Call 10/01/47)	605	766,294
5.95%, 04/01/49 (Call 10/01/48)	649	883,534
6.25%, 10/02/43	1,503	2,057,621
6.60%, 04/01/36 (Call 10/01/35)	1,153	1,576,869
6.75%, 04/01/46 (Call 10/01/45)	727	1,051,843

		10,980,180

Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)(b)	95	114,407
5.40%, 03/15/49 (Call 09/15/48)(b)	396	551,043
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	245	291,688
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)(b)	609	776,188

		1,733,326

Banks — 8.1%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40)(d)	4,305	4,241,517
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(d)	1,250	1,230,480
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(d)	735	742,512
3.31%, 04/22/42 (Call 04/22/41)(d)	2,592	2,794,725
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.190%)(d)	1,234	1,454,994
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(b)(d)	1,302	1,533,401
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.150%)(d)	3,769	4,549,653
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(d)	1,769	2,099,613
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(d)	2,459	3,073,795
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(d)	1,889	2,385,128
4.88%, 04/01/44	466	607,902
5.00%, 01/21/44	1,751	2,353,928
5.88%, 02/07/42	1,235	1,806,006
6.11%, 01/29/37	1,304	1,794,644
7.75%, 05/14/38	1,145	1,814,451
Series L, 4.75%, 04/21/45	523	665,821

Security	Par (000)	Value

Banks (continued)
Series N, 3.48%, 03/13/52 (Call 03/11/51), (SOFR + 1.650%)(b)(d)	$1,265	$1,403,058
Bank of America N.A., 6.00%, 10/15/36	1,215	1,697,676
Barclays PLC
3.81%, 03/10/42 (Call 03/10/41)(d)	438	476,422
4.95%, 01/10/47	1,270	1,666,084
5.25%, 08/17/45	1,405	1,905,359
BNP Paribas SA
2.82%, 01/26/41(a)(b)	1,290	1,249,785
7.20%, (Call 06/25/37)(a)(b)(d)(e)	885	945,091
Citigroup Inc.
3.88%, 01/24/39 (Call 01/22/38), (3 mo. LIBOR US + 1.168%)(d)	641	744,755
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(d)	973	1,223,551
4.65%, 07/30/45	820	1,067,884
4.65%, 07/23/48 (Call 06/23/48)	2,333	3,096,302
4.75%, 05/18/46	1,630	2,100,002
5.30%, 05/06/44	565	766,657
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(b)(d)	1,206	1,629,018
5.88%, 02/22/33	475	625,639
5.88%, 01/30/42	554	803,125
6.00%, 10/31/33	374	497,303
6.13%, 08/25/36(b)	838	1,174,997
6.63%, 06/15/32	1,029	1,405,245
6.68%, 09/13/43	921	1,434,937
6.88%, 03/05/38(b)	110	162,297
6.88%, 02/15/98	402	694,661
8.13%, 07/15/39	1,446	2,493,544
Citizens Financial Group Inc., 2.64%, 09/30/32
(Call 07/02/32)	766	778,793
Commonwealth Bank of Australia
3.31%, 03/11/41(a)(b)	580	601,505
3.74%, 09/12/39(a)	1,150	1,274,518
3.90%, 07/12/47(a)	1,560	1,907,942
4.32%, 01/10/48(a)	1,090	1,324,780
Cooperatieve Rabobank U.A.
5.25%, 05/24/41(b)	1,230	1,733,560
5.25%, 08/04/45	1,076	1,458,809
5.75%, 12/01/43(b)	1,310	1,867,405
Cooperatieve Rabobank UA, 5.80%, 09/30/2110(a)(b)	65	103,791
Credit Agricole SA, 2.81%, 01/11/41(a)	1,365	1,326,784
Credit Suisse Group AG, 4.88%, 05/15/45	912	1,171,417
Fifth Third Bancorp., 8.25%, 03/01/38(b)	1,062	1,787,787
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	425	530,785
4.63%, 02/13/47 (Call 08/13/46)(b)	440	568,764
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(d)	2,050	2,070,976
3.21%, 04/22/42 (Call 04/22/41)(d)	1,127	1,191,132
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(d)	2,045	2,392,941
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(d)	1,619	1,984,416
4.75%, 10/21/45 (Call 04/21/45)	1,492	1,968,469
4.80%, 07/08/44 (Call 01/08/44)(b)	1,485	1,932,055
5.15%, 05/22/45	1,744	2,339,860
6.13%, 02/15/33	820	1,113,159
6.25%, 02/01/41	1,919	2,848,176
6.45%, 05/01/36	531	752,236

S C H E D U L E O F I N V E S T M E N T S	173

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.75%, 10/01/37	$4,069	$5,928,599
HSBC Bank USA N.A., 7.00%, 01/15/39(b)	805	1,261,294
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35	395	511,688
HSBC Holdings PLC
5.25%, 03/14/44	1,210	1,603,737
6.10%, 01/14/42(b)	607	895,208
6.50%, 05/02/36	1,500	2,086,297
6.50%, 09/15/37(b)	1,705	2,386,426
6.80%, 06/01/38	1,450	2,091,623
7.63%, 05/17/32	553	783,707
HSBC USA Inc., 7.20%, 07/15/97	290	523,667
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40)(d)	703	682,390
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(d)	1,381	1,455,092
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(d)	1,986	2,078,287
3.16%, 04/22/42 (Call 04/22/41)(d)	1,230	1,304,049
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(d)	2,885	3,138,760
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(d)	2,269	2,637,945
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(d)	1,770	2,073,835
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(d)	2,816	3,329,959
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(b)(d)	1,475	1,761,700
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(d)	1,192	1,468,659
4.85%, 02/01/44	1,015	1,342,000
4.95%, 06/01/45	1,383	1,846,260
5.40%, 01/06/42	1,240	1,731,300
5.50%, 10/15/40	1,133	1,577,872
5.60%, 07/15/41	1,795	2,526,748
5.63%, 08/16/43	1,143	1,608,225
6.40%, 05/15/38	1,745	2,588,716
Lloyds Banking Group PLC
4.34%, 01/09/48	1,280	1,535,429
5.30%, 12/01/45	910	1,216,161
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	1,550	1,782,148
4.15%, 03/07/39(b)	708	853,704
4.29%, 07/26/38(b)	571	700,015
Morgan Stanley
2.80%, 01/25/52 (Call 07/25/51)(d)	1,576	1,569,939
3.22%, 04/22/42 (Call 04/22/41)(d)	931	998,055
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(d)	1,847	2,163,085
4.30%, 01/27/45	2,315	2,882,120
4.38%, 01/22/47	1,430	1,809,577
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 1.431%)(d)	434	536,611
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(d)	2,064	3,108,670
6.38%, 07/24/42	1,541	2,384,318
7.25%, 04/01/32	903	1,319,234
National Australia Bank Ltd., 2.65%, 01/14/41(a)(b)	1,030	992,393
Regions Bank/Birmingham AL, 6.45%, 06/26/37	520	746,026
Regions Financial Corp., 7.38%, 12/10/37	435	672,501
Santander UK Group Holdings PLC, 5.63%, 09/15/45(a)	510	671,689
Societe Generale SA
3.63%, 03/01/41(a)(b)	510	522,377
5.63%, 11/24/45(a)(b)	470	613,661

Security	Par (000)	Value

Banks (continued)
Standard Chartered PLC
3.27%, 02/18/36 (Call 11/18/30)(a)(d)	$640	$643,255
5.30%, 01/09/43(a)	705	874,665
5.70%, 03/26/44(a)(b)	1,740	2,292,959
Sumitomo Mitsui Financial Group Inc., 2.30%, 01/12/41	885	842,734
UBS AG/London, 4.50%, 06/26/48(a)(b)	780	1,044,049
Wachovia Corp.
5.50%, 08/01/35	800	1,045,987
7.50%, 04/15/35	305	458,789
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/29/40)(d)	2,373	2,487,289
3.90%, 05/01/45	1,607	1,919,146
4.40%, 06/14/46	1,931	2,356,187
4.65%, 11/04/44	1,482	1,846,376
4.75%, 12/07/46	1,640	2,088,362
4.90%, 11/17/45	1,836	2,381,539
5.01%, 04/04/51 (Call 04/04/50)(d)	4,151	5,780,060
5.38%, 02/07/35	295	398,773
5.38%, 11/02/43	1,382	1,862,046
5.61%, 01/15/44	1,872	2,592,330
Wells Fargo Bank N.A.
5.85%, 02/01/37	785	1,073,655
5.95%, 08/26/36(b)	980	1,352,526
6.60%, 01/15/38	1,420	2,085,056
Westpac Banking Corp.
2.96%, 11/16/40	807	804,989
4.42%, 07/24/39	841	1,007,976

		212,982,526

Beverages — 3.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	4,716	5,813,851
4.90%, 02/01/46 (Call 08/01/45)	6,493	8,284,674
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	688	778,033
4.63%, 02/01/44	737	898,214
4.70%, 02/01/36 (Call 08/01/35)	538	658,159
4.90%, 02/01/46 (Call 08/01/45)	1,359	1,716,287
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42(b)	956	1,052,082
4.35%, 06/01/40 (Call 12/01/39)	866	1,038,633
4.38%, 04/15/38 (Call 10/15/37)	891	1,063,282
4.44%, 10/06/48 (Call 04/06/48)	1,616	1,951,734
4.50%, 06/01/50 (Call 12/01/49)(b)	1,990	2,473,965
4.60%, 04/15/48 (Call 10/15/47)	1,713	2,106,494
4.60%, 06/01/60 (Call 12/01/59)	1,107	1,379,818
4.75%, 04/15/58 (Call 10/15/57)	1,125	1,430,280
4.95%, 01/15/42	1,436	1,823,014
5.45%, 01/23/39 (Call 07/23/38)	1,770	2,338,266
5.55%, 01/23/49 (Call 07/23/48)	3,220	4,476,136
5.80%, 01/23/59 (Call 07/23/58)	1,625	2,406,422
5.88%, 06/15/35	130	173,543
8.00%, 11/15/39	435	718,752
8.20%, 01/15/39	1,103	1,855,526
Bacardi Ltd.
5.15%, 05/15/38 (Call 11/15/37)(a)	475	594,440
5.30%, 05/15/48 (Call 11/15/47)(a)(b)	731	974,190
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	190	225,807
4.50%, 07/15/45 (Call 01/15/45)	875	1,146,356

174	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (The)
2.50%, 06/01/40	$848	$850,425
2.50%, 03/15/51	1,150	1,115,471
2.60%, 06/01/50	1,188	1,176,604
2.75%, 06/01/60	996	1,001,101
2.88%, 05/05/41	932	978,957
3.00%, 03/05/51	839	896,532
4.20%, 03/25/50	864	1,103,050
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(b)	65	62,940
5.25%, 11/26/43	312	423,540
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	315	354,040
4.10%, 02/15/48 (Call 08/15/47)	415	479,104
4.50%, 05/09/47 (Call 11/09/46)	651	792,058
5.25%, 11/15/48 (Call 05/15/48)	568	768,572
Diageo Capital PLC
2.13%, 04/29/32 (Call 01/29/32)	819	827,979
3.88%, 04/29/43 (Call 10/29/42)(b)	487	582,596
5.88%, 09/30/36(b)	662	946,855
Diageo Investment Corp.
4.25%, 05/11/42	290	357,652
7.45%, 04/15/35	125	196,752
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	2,330	2,484,829
4.38%, 05/10/43	437	526,782
Heineken NV
4.00%, 10/01/42(a)(b)	738	899,074
4.35%, 03/29/47 (Call 09/29/46)(a)(b)	345	436,910
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	225	238,860
3.80%, 05/01/50 (Call 11/01/49)	469	533,469
4.42%, 12/15/46 (Call 06/15/46)	503	614,323
4.50%, 11/15/45 (Call 05/15/45)	504	622,660
4.99%, 05/25/38 (Call 11/25/37)	653	832,555
5.09%, 05/25/48 (Call 11/25/47)	460	616,169
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	1,689	1,908,470
5.00%, 05/01/42	1,028	1,279,449
PepsiCo Inc.
2.88%, 10/15/49 (Call 04/15/49)	1,206	1,265,860
3.38%, 07/29/49 (Call 01/29/49)	1,038	1,178,020
3.45%, 10/06/46 (Call 04/06/46)	1,485	1,682,029
3.50%, 03/19/40 (Call 09/19/39)	598	684,586
3.60%, 08/13/42	432	504,273
3.63%, 03/19/50 (Call 09/19/49)	1,287	1,529,486
3.88%, 03/19/60 (Call 09/19/59)	750	935,214
4.00%, 03/05/42	663	811,036
4.25%, 10/22/44 (Call 04/22/44)	801	1,004,473
4.45%, 04/14/46 (Call 10/14/45)(b)	1,311	1,713,599
4.60%, 07/17/45 (Call 01/17/45)	420	552,042
5.50%, 01/15/40	50	70,861
Pernod Ricard International Finance LLC, 2.75%, 10/01/50 (Call 04/01/50)(a)	665	640,318
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	866	1,198,229

		85,055,762

Biotechnology — 1.4%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	1,194	1,144,543
2.80%, 08/15/41 (Call 02/15/41)	590	584,688

Security	Par (000)	Value

Biotechnology (continued)
3.00%, 01/15/52 (Call 07/15/51)	$500	$500,474
3.15%, 02/21/40 (Call 08/21/39)	1,881	1,987,326
3.38%, 02/21/50 (Call 08/21/49)	1,850	1,976,292
4.40%, 05/01/45 (Call 11/01/44)	1,848	2,275,018
4.56%, 06/15/48 (Call 12/15/47)	1,184	1,504,805
4.66%, 06/15/51 (Call 12/15/50)	3,012	3,907,838
4.95%, 10/01/41	662	862,980
5.15%, 11/15/41 (Call 05/15/41)	1,022	1,340,696
5.65%, 06/15/42 (Call 12/15/41)	35	48,632
6.38%, 06/01/37	100	143,374
6.40%, 02/01/39(b)	100	143,587
6.90%, 06/01/38	50	73,461
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	792	1,086,728
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	1,439	1,422,054
3.25%, 02/15/51 (Call 08/15/50)(a)	1,132	1,139,904
5.20%, 09/15/45 (Call 03/15/45)(b)	480	652,015
Gilead Sciences Inc.
2.60%, 10/01/40 (Call 04/01/40)	689	671,704
2.80%, 10/01/50 (Call 04/01/50)	1,559	1,514,516
4.00%, 09/01/36 (Call 03/01/36)(b)	660	772,652
4.15%, 03/01/47 (Call 09/01/46)	740	886,337
4.50%, 02/01/45 (Call 08/01/44)	1,768	2,186,138
4.60%, 09/01/35 (Call 03/01/35)	712	876,397
4.75%, 03/01/46 (Call 09/01/45)	1,746	2,246,179
4.80%, 04/01/44 (Call 10/01/43)	1,565	2,009,573
5.65%, 12/01/41 (Call 06/01/41)	956	1,342,095
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	939	888,625
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	915	929,066
3.35%, 09/02/51 (Call 03/02/51)	805	781,124
3.55%, 09/02/50 (Call 03/02/50)	1,021	1,022,676

		36,921,497

Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	1,461	1,561,147
3.58%, 04/05/50 (Call 10/05/49)	1,680	1,828,012
CRH America Finance Inc.
4.40%, 05/09/47 (Call 11/09/46)(a)	200	243,449
4.50%, 04/04/48 (Call 10/04/47)(a)(b)	866	1,069,463
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(a)	200	296,904
6.88%, 09/29/39(a)	60	88,403
Holcim Finance US LLC, 4.75%, 09/22/46
(Call 03/22/46)(a)(b)	125	157,606
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	308	389,472
4.63%, 07/02/44 (Call 01/02/44)	625	778,192
4.95%, 07/02/64 (Call 01/02/64)(b)(c)	205	282,954
5.13%, 09/14/45 (Call 03/14/45)	361	482,630
6.00%, 01/15/36	380	540,734
Lafarge SA, 7.13%, 07/15/36	345	519,204
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	832	852,825
4.25%, 12/15/47 (Call 06/15/47)	444	527,355
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	510	513,115
4.50%, 05/15/47 (Call 11/15/46)	227	277,031

S C H E D U L E O F I N V E S T M E N T S	175

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	$192	$225,917
4.40%, 01/30/48 (Call 07/30/47)	829	994,871
7.00%, 12/01/36	34	49,566
Votorantim Cimentos International SA, 7.25%, 04/05/41(a)	500	695,130
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	269	331,826
4.70%, 03/01/48 (Call 09/01/47)	906	1,146,842

		13,852,648

Chemicals — 1.6%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(a)	180	206,062
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	727	747,494
2.80%, 05/15/50 (Call 11/15/49)	615	628,733
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)(b)	438	571,589
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)(b)	1,036	1,136,609
4.25%, 10/01/34 (Call 04/01/34)	267	313,214
4.38%, 11/15/42 (Call 05/15/42)	758	913,744
4.63%, 10/01/44 (Call 04/01/44)	177	219,725
4.80%, 05/15/49 (Call 11/15/48)	791	1,026,782
5.25%, 11/15/41 (Call 05/15/41)	451	594,552
5.55%, 11/30/48 (Call 05/30/48)(b)	1,015	1,439,536
9.40%, 05/15/39	656	1,203,851
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	1,405	1,857,113
5.42%, 11/15/48 (Call 05/15/48)	1,602	2,266,480
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	591	724,491
4.80%, 09/01/42 (Call 03/01/42)	488	605,584
Ecolab Inc.
2.13%, 08/15/50 (Call 02/15/50)	423	385,165
2.75%, 08/18/55 (Call 02/18/55)(a)	1,387	1,374,630
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	280	335,519
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)	958	1,013,415
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	801	870,940
4.38%, 06/01/47 (Call 12/01/46)	595	720,581
5.00%, 09/26/48 (Call 03/26/48)	675	898,953
Linde Inc./CT
2.00%, 08/10/50 (Call 02/10/50)	362	319,380
3.55%, 11/07/42 (Call 05/07/42)	625	722,993
Lubrizol Corp. (The), 6.50%, 10/01/34(b)	355	526,960
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	419	530,985
5.25%, 07/15/43	913	1,193,414
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	585	618,513
3.63%, 04/01/51 (Call 04/01/50)(b)	603	654,749
3.80%, 10/01/60 (Call 04/01/60)	701	766,815
4.20%, 10/15/49 (Call 04/15/49)(b)	960	1,126,679
4.20%, 05/01/50 (Call 11/01/49)	850	996,891
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)(b)	795	997,078
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	230	275,220
5.45%, 11/15/33 (Call 05/15/33)	393	498,303
5.63%, 11/15/43 (Call 05/15/43)	45	59,823
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	596	699,770

Security	Par (000)	Value

Chemicals (continued)
4.13%, 03/15/35 (Call 09/15/34)	$23	$26,525
4.90%, 06/01/43 (Call 12/01/42)	15	19,348
5.00%, 04/01/49 (Call 10/01/48)	826	1,112,452
5.25%, 01/15/45 (Call 07/15/44)	314	421,344
5.63%, 12/01/40	470	652,088
5.88%, 12/01/36	431	588,857
6.13%, 01/15/41 (Call 07/15/40)	249	361,668
7.13%, 05/23/36	523	787,964
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48 (Call 07/15/47)(a)	25	30,295
5.88%, 09/17/44(a)	1,111	1,398,527
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	560	634,920
5.25%, 06/01/45 (Call 12/01/44)(b)	139	177,539
Sherwin-Williams Co. (The)
3.30%, 05/15/50 (Call 11/15/49)	674	724,280
3.80%, 08/15/49 (Call 02/15/49)	727	842,065
4.00%, 12/15/42 (Call 06/15/42)	295	343,644
4.50%, 06/01/47 (Call 12/01/46)	987	1,236,415
4.55%, 08/01/45 (Call 02/01/45)	235	295,361
Sociedad Quimica y Minera de Chile SA, 4.25%, 01/22/50 (Call 07/22/49)(a)(b)	400	440,000
Westlake Chemical Corp.
2.88%, 08/15/41 (Call 02/15/41)	300	292,524
3.13%, 08/15/51 (Call 02/15/51)	350	339,091
3.38%, 08/15/61 (Call 02/15/61)	200	192,961
4.38%, 11/15/47 (Call 05/15/47)	325	379,095
5.00%, 08/15/46 (Call 02/15/46)	645	821,346

		42,160,644

Commercial Services — 1.4%
American University (The), Series 2019, 3.67%, 04/01/49	465	541,959
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	25	27,335
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	415	488,908
4.32%, 08/01/45	138	182,271
4.70%, 11/01/2111	225	330,536
Cintas Corp. No. 2, 6.15%, 08/15/36	50	69,487
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	480	711,905
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(a)	1,377	1,729,099
6.85%, 07/02/37(a)(b)	880	1,189,832
DP World PLC, 4.70%, 09/30/49 (Call 03/30/49)(a)(b)	495	552,024
Duke University
3.20%, 10/01/38	100	109,809
3.30%, 10/01/46(b)	80	90,175
Series 2020, 2.68%, 10/01/44	322	332,182
Series 2020, 2.76%, 10/01/50(b)	130	137,326
Series 2020, 2.83%, 10/01/55	570	600,093
Emory University, Series 2020, 2.97%, 09/01/50
(Call 03/01/50)	40	42,935
Equifax Inc., 7.00%, 07/01/37(b)	50	71,167
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	95	114,812
4.50%, 02/15/45 (Call 08/15/44)(a)	484	601,482
5.63%, 03/15/42(a)	622	871,574
7.00%, 10/15/37(a)	1,060	1,606,016
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	280	342,432

176	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(b)	$120	$118,067
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	568	581,002
George Washington University (The)
4.87%, 09/15/45	125	171,776
Series 2014, 4.30%, 09/15/44	57	73,373
Series 2016, 3.55%, 09/15/46	160	178,414
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	1,062	1,341,503
Georgetown University (The)
Series 20A, 2.94%, 04/01/50(b)	18	18,470
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	150	221,748
Series B, 4.32%, 04/01/49 (Call 10/01/48)(b)	270	344,452
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	1,002	1,151,787
Johns Hopkins University, Series 2013, 4.08%, 07/01/53(b)	68	88,748
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	490	487,354
3.46%, 05/01/47	45	52,100
3.65%, 05/01/48 (Call 11/01/47)(b)	592	731,672
Massachusetts Institute of Technology
3.89%, 07/01/2116	455	579,618
3.96%, 07/01/38	59	71,233
4.68%, 07/01/2114(b)	435	659,213
5.60%, 07/01/2111	422	754,623
Series F, 2.99%, 07/01/50 (Call 01/01/50)(b)	635	706,140
Series G, 2.29%, 07/01/51 (Call 01/01/51)	310	301,915
Moody's Corp.
2.55%, 08/18/60 (Call 02/18/60)	201	180,498
3.25%, 05/20/50 (Call 11/20/49)	374	395,795
4.88%, 12/17/48 (Call 06/17/48)(b)	209	281,331
5.25%, 07/15/44	495	678,151
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	165	171,430
Northwestern University
3.69%, 12/01/38	250	288,373
3.87%, 12/01/48	70	85,384
4.64%, 12/01/44	430	571,776
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	225	279,836
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	630	652,601
3.17%, 11/01/51 (Call 05/01/51)	625	676,579
3.32%, 11/01/61 (Call 05/01/61)	261	288,829
4.37%, 11/01/43(b)	200	259,531
PayPal Holdings Inc., 3.25%, 06/01/50 (Call 12/01/49)	585	645,663
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	186	189,406
3.15%, 07/15/46 (Call 01/15/46)(b)	681	772,930
3.30%, 07/15/56 (Call 01/15/56)	410	484,676
3.62%, 10/01/37	547	643,600
4.88%, 10/15/40	310	431,611
6.50%, 01/15/39(a)	35	55,605
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	60	59,921
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)(b)	840	739,680
3.25%, 12/01/49 (Call 06/01/49)	473	517,340
4.50%, 05/15/48 (Call 11/15/47)	135	173,358
Trustees of Boston College, 3.13%, 07/01/52(b)	402	437,235
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)(b)	385	484,774
Trustees of Dartmouth College, 3.47%, 06/01/46	210	241,146

Security	Par (000)	Value

Commercial Services (continued)
Trustees of Princeton University (The)
5.70%, 03/01/39	$431	$641,885
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	160	162,719
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	125	145,631
4.67%, 09/01/2112	145	213,438
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	360	353,577
Tufts University, Series 2012, 5.02%, 04/15/2112(b)	160	262,127
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	90	96,591
4.00%, 10/01/53 (Call 04/01/53)(b)	255	326,382
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	175	182,178
Series C, 2.55%, 04/01/50 (Call 10/01/49)	374	363,323
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45(b)	199	234,634
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	187	221,291
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	255	268,670
3.03%, 10/01/39	655	715,253
5.25%, 10/01/2111	335	541,141
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	390	483,852
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	55	58,834
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	314	341,672
5.50%, 06/15/45 (Call 12/15/44)	539	733,466
Wesleyan University, 4.78%, 07/01/2116	211	293,707
William Marsh Rice University
3.57%, 05/15/45	226	263,379
3.77%, 05/15/55	155	194,367
Yale University, Series 2020, 2.40%, 04/15/50
(Call 10/15/49)	408	402,890

		37,564,633

Computers — 2.0%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	1,045	1,025,706
2.40%, 08/20/50 (Call 06/20/50)	1,220	1,159,272
2.55%, 08/20/60 (Call 02/20/60)	1,371	1,289,744
2.65%, 05/11/50 (Call 11/11/49)	1,875	1,858,428
2.65%, 02/08/51 (Call 08/08/50)	2,482	2,457,355
2.70%, 08/05/51 (Call 02/05/51)	665	662,096
2.80%, 02/08/61 (Call 02/08/60)	1,397	1,396,359
2.85%, 08/05/61 (Call 02/05/61)	700	698,771
2.95%, 09/11/49 (Call 03/11/49)	1,446	1,503,789
3.45%, 02/09/45	1,774	2,000,542
3.75%, 09/12/47 (Call 03/12/47)	870	1,028,352
3.75%, 11/13/47 (Call 05/13/47)	1,132	1,337,944
3.85%, 05/04/43	2,557	3,049,827
3.85%, 08/04/46 (Call 02/04/46)	1,714	2,049,483
4.25%, 02/09/47 (Call 08/09/46)	595	751,495
4.38%, 05/13/45	1,610	2,064,253
4.45%, 05/06/44(b)	920	1,196,776
4.50%, 02/23/36 (Call 08/23/35)	1,558	1,978,051
4.65%, 02/23/46 (Call 08/23/45)	3,292	4,379,773
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)	1,611	2,470,809
8.35%, 07/15/46 (Call 01/15/46)	1,649	2,706,281
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)(b)	918	1,246,796
6.35%, 10/15/45 (Call 04/15/45)	1,225	1,693,678
HP Inc., 6.00%, 09/15/41(b)	1,096	1,448,870

S C H E D U L E O F I N V E S T M E N T S	177

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	$920	$938,803
2.95%, 05/15/50 (Call 11/15/49)	615	620,928
4.00%, 06/20/42	605	716,908
4.15%, 05/15/39	1,407	1,690,156
4.25%, 05/15/49	2,701	3,377,472
4.70%, 02/19/46(b)	540	710,354
5.60%, 11/30/39(b)	520	732,487
5.88%, 11/29/32	711	967,917
7.13%, 12/01/96(b)	67	123,750

		51,333,225

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	225	277,977
4.00%, 08/15/45	441	565,876
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)(b)	613	679,625
3.70%, 08/15/42	115	131,738
4.15%, 03/15/47 (Call 09/15/46)	446	568,433
4.38%, 06/15/45 (Call 12/15/44)	365	466,181
6.00%, 05/15/37(b)	130	188,068
Procter & Gamble Co. (The)
3.50%, 10/25/47	40	48,187
3.55%, 03/25/40	526	622,304
3.60%, 03/25/50	685	855,121
5.50%, 02/01/34	25	34,529
5.55%, 03/05/37	300	435,405
Unilever Capital Corp.
5.90%, 11/15/32	1,144	1,576,257
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	1,100	1,107,715

		7,557,416

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	355	415,612
4.20%, 05/15/47 (Call 11/15/46)	90	113,041
4.60%, 06/15/45 (Call 12/15/44)	988	1,296,018

		1,824,671

Diversified Financial Services — 1.8%
Ally Financial Inc., 8.00%, 11/01/31(b)	862	1,263,654
American Express Co., 4.05%, 12/03/42	486	590,576
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(a)	318	311,329
2.85%, 08/05/51 (Call 02/05/51)(a)	565	559,380
3.50%, 09/10/49 (Call 03/10/49)(a)	345	390,090
4.00%, 10/02/47 (Call 04/02/47)(a)	560	676,060
4.45%, 07/15/45(a)(b)	245	310,436
5.00%, 06/15/44(a)(b)	411	558,762
6.25%, 08/15/42(a)(b)	275	411,082
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	772	815,388
4.70%, 09/20/47 (Call 03/20/47)	555	687,326
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	671	702,984
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	165	178,049
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	791	1,029,721
5.30%, 09/15/43 (Call 03/15/43)(b)	977	1,402,573
Credit Suisse USA Inc., 7.13%, 07/15/32	1,149	1,664,919
FMR LLC
5.15%, 02/01/43(a)(b)	300	401,274

Security	Par (000)	Value

Diversified Financial Services (continued)
6.45%, 11/15/39(a)	$390	$579,411
6.50%, 12/14/40(a)(b)	700	1,061,252
Franklin Resources Inc., 2.95%, 08/12/51 (Call 02/12/51)	385	387,652
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	745	896,543
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	8,127	9,864,636
Invesco Finance PLC, 5.38%, 11/30/43	486	647,248
Jefferies Financial Group Inc., 6.63%, 10/23/43
(Call 07/23/43)	493	677,264
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)(b)	380	387,785
6.25%, 01/15/36	445	602,857
6.50%, 01/20/43	319	445,911
KKR Group Finance Co. II LLC, 5.50%, 02/01/43
(Call 08/01/42)(a)	740	1,000,931
Legg Mason Inc., 5.63%, 01/15/44	650	923,257
LSEGA Financing PLC, 3.20%, 04/06/41
(Call 10/06/40)(a)(b)	931	985,206
Mastercard Inc.
2.95%, 03/15/51 (Call 09/15/50)	627	663,147
3.65%, 06/01/49 (Call 12/01/48)	558	661,049
3.80%, 11/21/46 (Call 05/21/46)(b)	650	780,146
3.85%, 03/26/50 (Call 09/26/49)	1,322	1,613,668
3.95%, 02/26/48 (Call 08/26/47)	558	687,125
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	828	776,385
3.25%, 04/28/50 (Call 10/28/49)	636	652,213
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(a)	70	82,135
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(a)	340	453,830
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	715	809,055
4.95%, 07/15/46	241	316,093
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)(b)	1,798	1,600,775
2.70%, 04/15/40 (Call 10/15/39)	1,150	1,195,710
3.65%, 09/15/47 (Call 03/15/47)	724	848,433
4.15%, 12/14/35 (Call 06/14/35)	1,509	1,859,396
4.30%, 12/14/45 (Call 06/14/45)	2,460	3,153,820
Western Union Co. (The)
6.20%, 11/17/36	457	571,956
6.20%, 06/21/40(b)	565	708,487

		47,846,979

Electric — 11.8%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51 (Call 10/29/50)(a)	30	31,763
4.00%, 10/03/49(a)	990	1,149,291
6.50%, 10/27/36(a)(b)	810	1,174,208
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(a)	320	379,993
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, 4.63%, 10/15/39 (Call 04/18/39)(a)	14	14,175
Adani Transmission Ltd., 4.25%, 05/21/36
(Call 11/21/35)(a)	14	14,514
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	80	84,707
3.80%, 10/01/47 (Call 04/01/47)	78	86,797
Series E, 6.65%, 02/15/33	399	537,828
Series G, 4.15%, 05/01/49 (Call 11/01/48)	231	272,064

178	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series H, 3.45%, 01/15/50 (Call 07/15/49)	$538	$572,145
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)(b)	353	375,500
3.75%, 12/01/47 (Call 06/01/47)(b)	439	506,665
3.80%, 06/15/49 (Call 12/15/48)	390	457,558
4.00%, 12/01/46 (Call 06/01/46)	290	349,614
4.25%, 09/15/48 (Call 03/15/48)	370	463,891
Series M, 3.65%, 04/01/50 (Call 10/01/49)	210	241,089
Series N, 2.75%, 08/15/51 (Call 02/15/51)	300	294,811
Alabama Power Co.
3.13%, 07/15/51 (Call 01/15/51)	220	232,383
3.45%, 10/01/49 (Call 04/01/49)	652	723,856
3.75%, 03/01/45 (Call 09/01/44)	630	730,483
3.85%, 12/01/42	360	421,078
4.10%, 01/15/42	85	99,016
4.15%, 08/15/44 (Call 02/15/44)	592	717,016
4.30%, 01/02/46 (Call 07/02/45)	450	558,605
5.50%, 03/15/41	433	587,963
5.70%, 02/15/33	100	132,159
6.00%, 03/01/39	320	454,304
6.13%, 05/15/38(b)	35	50,265
Series 11-C, 5.20%, 06/01/41(b)	420	553,676
Series A, 4.30%, 07/15/48 (Call 01/15/48)(b)	445	563,056
Series B, 3.70%, 12/01/47 (Call 06/01/47)	315	361,402
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	710	735,315
3.25%, 03/15/50 (Call 09/15/49)	428	468,812
3.70%, 12/01/47 (Call 06/01/47)	291	339,374
4.30%, 07/01/44 (Call 01/01/44)(b)	200	243,078
4.50%, 03/15/49 (Call 09/15/48)	543	713,147
4.80%, 12/15/43 (Call 06/15/43)	345	445,847
American Electric Power Co. Inc., 3.25%, 03/01/50
(Call 09/01/49)	312	317,570
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(a)	30	39,201
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	26	31,424
4.45%, 06/01/45 (Call 12/01/44)(b)	480	590,030
7.00%, 04/01/38	477	718,947
Series L, 5.80%, 10/01/35(b)	237	312,898
Series P, 6.70%, 08/15/37	195	277,475
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	410	513,833
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	285	318,025
Arizona Public Service Co.
2.65%, 09/15/50 (Call 03/15/50)(b)	325	306,205
3.35%, 05/15/50 (Call 11/15/49)	391	419,978
3.50%, 12/01/49 (Call 06/01/49)	370	401,783
3.75%, 05/15/46 (Call 11/15/45)	335	375,685
4.20%, 08/15/48 (Call 02/15/48)	207	250,488
4.25%, 03/01/49 (Call 09/01/48)	330	404,317
4.35%, 11/15/45 (Call 05/15/45)	310	375,035
4.50%, 04/01/42 (Call 10/01/41)	376	462,947
4.70%, 01/15/44 (Call 07/15/43)	110	136,682
5.05%, 09/01/41 (Call 03/01/41)	325	423,977
5.50%, 09/01/35(b)	455	598,264
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	56	71,295
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	311	316,256
3.20%, 09/15/49 (Call 03/15/49)	300	323,322
3.50%, 08/15/46 (Call 02/15/46)	420	468,818

Security	Par (000)	Value

Electric (continued)
3.75%, 08/15/47 (Call 02/15/47)	$508	$593,258
4.25%, 09/15/48 (Call 03/15/48)	260	324,109
6.35%, 10/01/36	15	21,831
Basin Electric Power Cooperative, 4.75%, 04/26/47
(Call 10/26/46)(a)(b)	305	379,404
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	809	788,967
3.80%, 07/15/48 (Call 01/15/48)	755	861,505
4.25%, 10/15/50 (Call 04/15/50)	578	715,713
4.45%, 01/15/49 (Call 07/15/48)	958	1,207,397
4.50%, 02/01/45 (Call 08/01/44)	663	817,451
5.15%, 11/15/43 (Call 05/15/43)	627	829,779
5.95%, 05/15/37	480	661,987
6.13%, 04/01/36	892	1,255,052
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	129	139,686
4.20%, 09/15/46 (Call 03/15/46)	205	234,178
4.35%, 05/01/33 (Call 02/01/33)	941	1,106,907
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(a)	193	224,178
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	805	920,385
3.95%, 03/01/48 (Call 09/01/47)	480	575,783
4.50%, 04/01/44 (Call 10/01/43)	540	701,334
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	345	444,772
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	485	503,350
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	100	111,599
Series K2, 6.95%, 03/15/33	10	14,364
CenterPoint Energy Inc., 3.70%, 09/01/49
(Call 03/01/49)(b)	530	586,104
CEZ AS, 5.63%, 04/03/42(a)	250	317,885
Cleco Corporate Holdings LLC, 4.97%, 05/01/46
(Call 11/01/45)(b)	520	651,582
Cleco Power LLC
6.00%, 12/01/40(b)	208	290,249
6.50%, 12/01/35(b)	100	140,697
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	372	499,795
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	35	43,806
4.88%, 03/01/44 (Call 09/01/43)	326	428,269
Cometa Energia SA de CV, 6.38%, 04/24/35
(Call 01/24/35)(a)	366	430,311
Comision Federal de Electricidad
3.88%, 07/26/33 (Call 04/26/33)(a)	340	340,768
4.68%, 02/09/51 (Call 08/09/50)(a)	900	883,125
5.75%, 02/14/42(a)(b)	730	814,498
6.13%, 06/16/45(a)	450	545,625
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	338	350,415
3.65%, 06/15/46 (Call 12/15/45)	585	668,446
3.70%, 03/01/45 (Call 09/01/44)	371	427,411
3.80%, 10/01/42 (Call 04/01/42)	429	500,546
4.00%, 03/01/48 (Call 09/01/47)(b)	671	805,613
4.00%, 03/01/49 (Call 09/01/48)	460	556,355
4.35%, 11/15/45 (Call 05/15/45)	466	585,279
4.60%, 08/15/43 (Call 02/15/43)	150	192,495
4.70%, 01/15/44 (Call 07/15/43)	365	475,510
6.45%, 01/15/38	144	213,448
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	527	612,949
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	405	435,283
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	569	602,603

S C H E D U L E O F I N V E S T M E N T S	179

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	$300	$297,264
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	339	413,026
4.30%, 04/15/44 (Call 10/15/43)	449	563,472
6.35%, 06/01/36	200	287,236
Series A, 4.15%, 06/01/45 (Call 12/01/44)	75	92,050
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)	530	572,227
3.70%, 11/15/59 (Call 05/15/59)	375	408,819
3.85%, 06/15/46 (Call 12/15/45)	508	572,546
3.95%, 03/01/43 (Call 09/01/42)	225	257,278
4.45%, 03/15/44 (Call 09/15/43)	811	988,961
4.50%, 12/01/45 (Call 06/01/45)	743	912,654
4.50%, 05/15/58 (Call 11/15/57)	546	678,791
4.63%, 12/01/54 (Call 06/01/54)	684	875,526
5.70%, 06/15/40	215	295,438
Series 05-A, 5.30%, 03/01/35	95	121,045
Series 06-A, 5.85%, 03/15/36	417	565,414
Series 06-B, 6.20%, 06/15/36	380	537,998
Series 06-E, 5.70%, 12/01/36(b)	265	357,726
Series 07-A, 6.30%, 08/15/37(b)	380	539,324
Series 08-B, 6.75%, 04/01/38(b)	435	653,993
Series 09-C, 5.50%, 12/01/39(b)	509	683,402
Series 12-A, 4.20%, 03/15/42	93	109,278
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	590	671,446
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	691	802,106
Series A, 4.13%, 05/15/49 (Call 11/15/48)	725	858,099
Series C, 3.00%, 12/01/60 (Call 06/01/60)	578	550,751
Series C, 4.00%, 11/15/57 (Call 05/15/57)	84	97,590
Series C, 4.30%, 12/01/56 (Call 06/01/56)	577	702,401
Series E, 4.65%, 12/01/48 (Call 06/01/48)(b)	604	759,051
Consorcio Transmantaro SA, 4.70%, 04/16/34
(Call 01/16/34)(a)	765	859,057
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)(b)	438	401,893
2.65%, 08/15/52 (Call 02/15/52)	125	122,543
3.10%, 08/15/50 (Call 02/15/50)	400	427,879
3.25%, 08/15/46 (Call 02/15/46)	435	475,189
3.50%, 08/01/51 (Call 02/01/51)	475	547,558
3.75%, 02/15/50 (Call 08/15/49)	328	392,523
3.95%, 05/15/43 (Call 11/15/42)	245	293,520
3.95%, 07/15/47 (Call 01/15/47)	360	440,314
4.05%, 05/15/48 (Call 11/15/47)	595	737,395
4.35%, 04/15/49 (Call 10/15/48)	575	739,928
4.35%, 08/31/64 (Call 02/28/64)	159	204,323
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)(b)	569	654,779
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)(b)	200	230,941
4.15%, 05/15/45 (Call 11/15/44)	250	303,531
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	247	311,338
7.00%, 06/15/38	469	707,020
Series A, 4.60%, 03/15/49 (Call 09/15/48)	155	199,205
Series B, 3.30%, 04/15/41 (Call 10/15/40)	334	356,394
Series B, 5.95%, 06/15/35	394	536,805
Series C, 4.05%, 09/15/42 (Call 03/15/42)	300	345,797
Series C, 4.90%, 08/01/41 (Call 02/01/41)	592	756,519
Series E, 6.30%, 03/15/33	416	566,449
Series F, 5.25%, 08/01/33	545	689,244

Security	Par (000)	Value

Electric (continued)
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)(b)	$373	$482,148
5.10%, 06/01/65 (Call 12/01/64)	351	519,306
5.30%, 05/15/33(b)	405	534,149
5.45%, 02/01/41 (Call 08/01/40)	391	544,718
6.05%, 01/15/38	218	314,696
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	275	286,229
3.70%, 03/15/45 (Call 09/15/44)	399	458,697
3.70%, 06/01/46 (Call 12/01/45)	320	368,159
3.75%, 08/15/47 (Call 02/15/47)	390	452,827
3.95%, 06/15/42 (Call 12/15/41)	175	202,048
3.95%, 03/01/49 (Call 09/01/48)	413	501,005
4.30%, 07/01/44 (Call 01/01/44)	421	527,700
5.70%, 10/01/37	258	352,850
Series A, 4.00%, 04/01/43 (Call 10/01/42)	292	348,616
Series A, 4.05%, 05/15/48 (Call 11/15/47)(b)	545	670,971
Series A, 6.63%, 06/01/36(b)	235	340,101
Series B, 3.25%, 04/01/51 (Call 10/01/50)	392	427,528
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	681	726,916
3.45%, 04/15/51 (Call 10/15/50)	245	274,214
3.70%, 12/01/47 (Call 06/01/47)	425	487,169
3.75%, 06/01/45 (Call 12/01/44)	522	603,116
3.88%, 03/15/46 (Call 09/15/45)	571	670,958
3.95%, 03/15/48 (Call 09/15/47)	591	702,424
4.00%, 09/30/42 (Call 03/30/42)	546	646,019
4.25%, 12/15/41 (Call 06/15/41)	715	866,780
5.30%, 02/15/40	337	461,259
6.00%, 01/15/38	252	359,983
6.05%, 04/15/38	632	904,876
6.10%, 06/01/37	643	894,481
6.45%, 10/15/32	301	417,951
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	585	607,139
3.50%, 06/15/51 (Call 12/15/50)	700	738,336
3.75%, 09/01/46 (Call 03/01/46)	860	934,326
3.95%, 08/15/47 (Call 02/15/47)	301	337,186
4.20%, 06/15/49 (Call 12/15/48)	532	619,086
4.80%, 12/15/45 (Call 06/15/45)	406	509,690
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	613	678,713
3.85%, 11/15/42 (Call 05/15/42)	370	432,382
4.20%, 07/15/48 (Call 01/15/48)	225	278,033
5.65%, 04/01/40	341	479,509
6.35%, 09/15/37	351	523,927
6.40%, 06/15/38	405	597,411
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	425	416,308
3.75%, 05/15/46 (Call 11/15/45)	536	611,979
6.12%, 10/15/35	600	835,125
6.35%, 08/15/38	315	465,101
6.45%, 04/01/39	315	464,431
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	194	228,282
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	251	327,124
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	616	657,778
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	295	336,130
4.30%, 02/01/49 (Call 08/01/48)	455	572,980

180	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	$365	$342,807
2.90%, 08/15/51 (Call 02/15/51)	100	101,115
3.60%, 09/15/47 (Call 03/15/47)(b)	470	531,935
3.70%, 10/15/46 (Call 04/15/46)	390	447,496
4.10%, 05/15/42 (Call 11/15/41)	557	664,885
4.10%, 03/15/43 (Call 09/15/42)	371	452,237
4.15%, 12/01/44 (Call 06/01/44)	460	559,736
4.20%, 08/15/45 (Call 02/15/45)	452	553,596
4.38%, 03/30/44 (Call 09/30/43)	315	395,364
6.30%, 04/01/38	190	280,579
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	954	1,410,952
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	90	112,758
6.00%, 05/15/35(b)	809	1,096,239
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	414	509,916
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	785	985,698
4.88%, 01/22/44(a)(b)	974	1,247,009
4.95%, 10/13/45 (Call 04/13/45)(a)(b)	1,073	1,395,169
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	1,019	1,364,745
5.25%, 10/13/55 (Call 04/13/55)(a)	251	339,708
5.60%, 01/27/40(a)(b)	625	847,760
6.00%, 01/22/2114(a)	714	1,043,911
6.95%, 01/26/39(a)(b)	1,145	1,745,457
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	1,029	1,223,851
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(a)(b)	250	288,410
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(a) .	535	613,913
Enel Finance International NV
2.88%, 07/12/41 (Call 01/12/41)(a)(b)	1,110	1,088,695
4.75%, 05/25/47(a)(b)	840	1,059,827
6.00%, 10/07/39(a)	1,412	1,990,883
6.80%, 09/15/37(a)(b)	495	736,492
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	570	550,396
3.35%, 06/15/52 (Call 12/15/51)	371	409,799
4.20%, 04/01/49 (Call 10/01/48)	368	455,540
4.95%, 12/15/44 (Call 12/15/24)	40	43,843
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)(b)	545	600,124
Entergy Louisiana LLC
2.35%, 06/15/32 (Call 03/15/32)	585	596,865
2.90%, 03/15/51 (Call 09/15/50)	454	457,842
3.10%, 06/15/41 (Call 12/15/40)	264	280,005
4.00%, 03/15/33 (Call 12/15/32)	645	757,837
4.20%, 09/01/48 (Call 03/01/48)	859	1,057,720
4.20%, 04/01/50 (Call 10/01/49)(b)	481	600,043
4.95%, 01/15/45 (Call 01/15/25)	230	254,654
Entergy Mississippi LLC
3.50%, 06/01/51 (Call 12/01/50)	160	180,756
3.85%, 06/01/49 (Call 12/01/48)	435	510,343
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	540	594,180
4.50%, 03/30/39 (Call 09/30/38)	143	172,824
5.15%, 06/01/45 (Call 06/01/25)	25	27,676
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	500	534,685
3.45%, 04/15/50 (Call 10/15/49)	502	552,104
4.10%, 04/01/43 (Call 10/01/42)	328	394,971
4.13%, 03/01/42 (Call 09/01/41)(b)	320	383,718

Security	Par (000)	Value

Electric (continued)
4.25%, 12/01/45 (Call 06/01/45)	$452	$556,847
4.63%, 09/01/43 (Call 03/01/43)	139	172,239
Evergy Kansas South Inc., 4.30%, 07/15/44
(Call 01/15/44)(a)	70	85,734
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	390	478,775
4.20%, 03/15/48 (Call 09/15/47)	315	387,097
5.30%, 10/01/41 (Call 04/01/41)	284	383,953
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	255	312,683
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)(b)	495	534,238
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	691	853,283
4.70%, 04/15/50 (Call 10/15/49)	691	884,264
4.95%, 06/15/35 (Call 12/15/34)	455	565,347
5.10%, 06/15/45 (Call 12/15/44)	636	851,199
5.63%, 06/15/35	439	581,802
7.60%, 04/01/32(b)	210	304,627
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)(b)	458	545,858
5.75%, 10/01/41 (Call 04/01/41)	333	399,219
6.25%, 10/01/39	608	755,405
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)(b)	465	507,297
3.70%, 12/01/47 (Call 06/01/47)	582	697,481
3.80%, 12/15/42 (Call 06/15/42)	374	443,921
3.95%, 03/01/48 (Call 09/01/47)	760	933,429
3.99%, 03/01/49 (Call 09/01/48)	695	862,731
4.05%, 06/01/42 (Call 12/01/41)	548	668,029
4.05%, 10/01/44 (Call 04/01/44)	449	549,877
4.13%, 02/01/42 (Call 08/01/41)	760	928,644
4.13%, 06/01/48 (Call 12/01/47)	572	718,677
4.95%, 06/01/35	430	567,001
5.13%, 06/01/41 (Call 12/01/40)(b)	100	133,618
5.25%, 02/01/41 (Call 08/01/40)	330	459,397
5.63%, 04/01/34	200	273,929
5.65%, 02/01/37	116	160,849
5.69%, 03/01/40	221	315,542
5.95%, 10/01/33(b)	460	637,238
5.95%, 02/01/38	730	1,057,804
5.96%, 04/01/39	235	345,238
Georgia Power Co.
4.30%, 03/15/42	859	1,018,180
4.30%, 03/15/43	571	686,452
5.40%, 06/01/40	100	128,866
Series 10-C, 4.75%, 09/01/40	425	527,407
Series A, 3.25%, 03/15/51 (Call 09/15/50)	653	675,259
Series B, 3.70%, 01/30/50 (Call 07/30/49)	463	515,230
Great River Energy, 6.25%, 07/01/38(a)(b)	126	153,327
Iberdrola International BV, 6.75%, 07/15/36(b)	445	680,028
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)(b)	544	611,035
Series K, 4.20%, 03/01/48 (Call 09/01/47)	215	268,074
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	545	583,431
4.25%, 08/15/48 (Call 02/15/48)	270	338,179
6.05%, 03/15/37	339	474,269
Series K, 4.55%, 03/15/46 (Call 09/15/45)	320	409,608
Series L, 3.75%, 07/01/47 (Call 01/01/47)	325	372,962

S C H E D U L E O F I N V E S T M E N T S	181

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(a)	$429	$509,301
4.70%, 09/01/45 (Call 03/01/45)(a)	312	398,015
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(a)	775	805,031
4.88%, 01/14/48(a)	335	350,075
International Transmission Co., 4.63%, 08/15/43
(Call 02/15/43)	150	191,115
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	140	155,434
3.70%, 09/15/46 (Call 03/15/46)(b)	415	477,836
4.70%, 10/15/43 (Call 04/15/43)	323	408,476
6.25%, 07/15/39	250	359,065
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)(b)	288	385,077
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(a)	80	83,192
6.15%, 06/01/37	171	232,273
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)(b)	430	463,389
4.38%, 10/01/45 (Call 04/01/45)	485	601,078
5.13%, 11/01/40 (Call 05/01/40)	821	1,081,487
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	130	164,577
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	359	421,717
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	459	571,210
4.38%, 10/01/45 (Call 04/01/45)	240	289,449
4.65%, 11/15/43 (Call 05/15/43)	100	126,680
Louisville Gas and Electric Co., 5.13%, 11/15/40
(Call 05/01/40)	55	71,272
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	490	551,419
5.90%, 11/15/39(a)	200	281,720
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(a)(b)	75	86,597
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	1,000	982,617
3.15%, 04/15/50 (Call 10/15/49)	750	798,547
3.65%, 08/01/48 (Call 02/01/48)	790	907,658
3.95%, 08/01/47 (Call 02/01/47)	630	756,806
4.25%, 05/01/46 (Call 11/01/45)	576	715,784
4.25%, 07/15/49 (Call 01/15/49)	739	932,729
4.40%, 10/15/44 (Call 04/15/44)(b)	35	43,933
4.80%, 09/15/43 (Call 03/15/43)	191	250,299
5.75%, 11/01/35(b)	221	305,835
5.80%, 10/15/36	790	1,112,530
6.75%, 12/30/31	325	461,634
Minejesa Capital BV, 5.63%, 08/10/37(a)	500	541,875
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	530	636,744
Series B, 3.10%, 07/30/51 (Call 01/30/51)	300	310,032
Monongahela Power Co., 5.40%, 12/15/43
(Call 06/15/43)(a)	667	894,033
Narragansett Electric Co. (The)
4.17%, 12/10/42(a)	400	462,809
5.64%, 03/15/40(a)	110	146,972
National Grid USA, 5.80%, 04/01/35(b)	480	601,864
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	443	527,224
4.30%, 03/15/49 (Call 09/15/48)	473	604,160
4.40%, 11/01/48 (Call 05/01/48)	405	532,578

Security	Par (000)	Value

Electric (continued)
Series C, 8.00%, 03/01/32	$335	$505,698
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	325	435,273
5.45%, 05/15/41 (Call 11/15/40)	25	34,363
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	171	177,299
Series N, 6.65%, 04/01/36	365	545,773
Series R, 6.75%, 07/01/37	270	406,679
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(a)	474	452,875
3.80%, 12/05/47 (Call 06/05/47)(a)	445	499,843
New York State Electric & Gas Corp., 3.30%, 09/15/49
(Call 03/15/49)(a)(b)	390	416,349
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)(b)	577	570,172
4.12%, 11/28/42(a)	20	22,990
4.28%, 10/01/34 (Call 04/01/34)(a)	520	610,297
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	429	417,450
2.90%, 03/01/50 (Call 09/01/49)	630	655,348
3.20%, 04/01/52 (Call 10/01/51)	371	406,703
3.40%, 08/15/42 (Call 02/15/42)	535	601,182
3.60%, 05/15/46 (Call 11/15/45)	390	445,781
3.60%, 09/15/47 (Call 03/15/47)	413	476,404
4.00%, 08/15/45 (Call 02/15/45)	305	370,311
4.13%, 05/15/44 (Call 11/15/43)(b)	313	384,718
4.85%, 08/15/40 (Call 02/15/40)(b)	95	121,743
5.25%, 07/15/35	295	391,551
5.35%, 11/01/39	185	257,343
6.20%, 07/01/37(b)	260	384,175
6.25%, 06/01/36	361	528,323
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	53	62,293
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	55	59,168
4.40%, 03/01/44 (Call 09/01/43)	525	664,774
5.50%, 03/15/40	307	428,431
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	265	291,219
4.20%, 12/01/42(b)	580	658,339
4.25%, 04/01/46 (Call 10/01/45)	395	450,234
4.55%, 06/01/44	360	422,064
5.05%, 10/01/48 (Call 04/01/48)	473	599,606
5.25%, 09/01/50	165	213,600
5.38%, 11/01/40	215	277,377
5.95%, 11/01/39(b)	184	251,095
Ohio Edison Co.
6.88%, 07/15/36	455	661,220
8.25%, 10/15/38(b)	250	408,842
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	415	500,617
4.15%, 04/01/48 (Call 10/01/47)	315	389,853
Series D, 6.60%, 03/01/33	205	284,325
Series F, 5.85%, 10/01/35	60	82,654
Series G, 6.60%, 02/15/33	191	265,707
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)(b)	590	690,075
4.00%, 12/15/44 (Call 06/15/44)	30	34,917
4.15%, 04/01/47 (Call 10/01/46)	560	680,739
4.55%, 03/15/44 (Call 09/15/43)	15	18,413
5.85%, 06/01/40(b)	290	401,761

182	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Oklahoma Gas and Electric Co., 3.90%, 05/01/43 (Call 11/01/42)	$50	$56,757
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	498	532,632
3.70%, 05/15/50 (Call 11/15/49)	85	100,704
3.75%, 04/01/45 (Call 10/01/44)	341	397,375
3.80%, 09/30/47 (Call 03/30/47)	415	491,831
3.80%, 06/01/49 (Call 12/01/48)	290	345,072
4.10%, 11/15/48 (Call 05/15/48)	518	638,360
4.55%, 12/01/41 (Call 06/01/41)(b)	390	495,706
5.25%, 09/30/40(b)	435	598,352
5.30%, 06/01/42 (Call 12/01/41)	250	350,256
7.00%, 05/01/32	204	291,118
7.25%, 01/15/33(b)	470	702,531
7.50%, 09/01/38	285	465,182
Series WI, 5.35%, 10/01/52 (Call 04/01/52)	423	633,128
Pacific Gas & Electric Co.
3.30%, 08/01/40 (Call 02/01/40)	525	484,605
3.50%, 08/01/50 (Call 02/01/50)	1,435	1,293,153
3.75%, 08/15/42 (Call 02/15/42)	435	390,674
3.95%, 12/01/47 (Call 06/01/47)	770	730,038
4.00%, 12/01/46 (Call 06/01/46)	375	359,334
4.25%, 03/15/46 (Call 09/15/45)	460	446,166
4.30%, 03/15/45 (Call 09/15/44)	520	509,945
4.45%, 04/15/42 (Call 10/15/41)	225	223,202
4.50%, 07/01/40 (Call 01/01/40)	1,728	1,743,660
4.50%, 12/15/41 (Call 06/15/41)	420	415,189
4.60%, 06/15/43 (Call 12/15/42)	331	336,769
4.75%, 02/15/44 (Call 08/15/43)	424	431,476
4.95%, 07/01/50 (Call 01/01/50)	2,340	2,476,807
Pacific Gas and Electric Co., 4.20%, 06/01/41 (Call 12/01/40)	531	519,497
PacifiCorp
3.30%, 03/15/51 (Call 09/15/50)	340	362,954
4.10%, 02/01/42 (Call 08/01/41)	477	554,215
4.13%, 01/15/49 (Call 07/15/48)	615	742,514
4.15%, 02/15/50 (Call 08/15/49)	525	639,300
5.25%, 06/15/35(b)	235	306,929
5.75%, 04/01/37	390	535,251
6.00%, 01/15/39	532	757,293
6.10%, 08/01/36	560	791,765
6.25%, 10/15/37	465	665,815
6.35%, 07/15/38	225	327,554
PacifiCorp., 2.90%, 06/15/52 (Call 12/15/51)	240	239,696
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	427	431,220
3.00%, 09/15/49 (Call 03/15/49)	406	427,459
3.05%, 03/15/51 (Call 09/15/50)	170	179,804
3.70%, 09/15/47 (Call 03/15/47)	43	49,790
3.90%, 03/01/48 (Call 09/01/47)	466	563,037
4.15%, 10/01/44 (Call 04/01/44)	345	422,996
4.80%, 10/15/43 (Call 04/15/43)	261	339,130
5.95%, 10/01/36(b)	111	160,302
Pennsylvania Electric Co., 6.15%, 10/01/38	285	386,965
Perusahaan Listrik Negara PT, 4.00%, 06/30/50 (Call 12/30/49)(a)	460	458,850
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.38%, 02/05/50(a)	175	182,000
4.88%, 07/17/49(a)	1,011	1,106,903

Security	Par (000)	Value

Electric (continued)
5.25%, 10/24/42(a)	$1,035	$1,182,488
5.25%, 05/15/47(a)	30	34,238
6.15%, 05/21/48(a)	1,385	1,761,720
6.25%, 01/25/49(a)(b)	465	599,269
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)(b)	503	612,793
6.50%, 11/15/37	515	769,972
7.90%, 12/15/38(b)	245	405,894
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	350	372,344
3.95%, 06/01/47 (Call 12/01/46)	391	469,846
4.13%, 06/15/44 (Call 12/15/43)	250	304,171
4.15%, 10/01/45 (Call 04/01/45)	465	570,216
4.15%, 06/15/48 (Call 12/15/47)	607	768,514
4.75%, 07/15/43 (Call 01/15/43)	250	328,146
5.20%, 07/15/41 (Call 01/15/41)	90	119,111
6.25%, 05/15/39	20	29,650
Progress Energy Inc., 6.00%, 12/01/39	460	647,073
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	275	306,820
3.60%, 09/15/42 (Call 03/15/42)	362	413,788
3.80%, 06/15/47 (Call 12/15/46)	267	315,524
3.95%, 03/15/43 (Call 09/15/42)	225	263,610
4.05%, 09/15/49 (Call 03/15/49)	215	268,576
4.10%, 06/15/48 (Call 12/15/47)	365	447,148
4.30%, 03/15/44 (Call 09/15/43)	395	486,376
4.75%, 08/15/41 (Call 02/15/41)	129	165,225
6.50%, 08/01/38	230	348,806
Series 17, 6.25%, 09/01/37	280	416,706
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	455	492,367
Series 36, 2.70%, 01/15/51 (Call 07/15/49)(b)	475	477,757
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)(b)	436	504,429
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	70	101,228
Series K, 3.15%, 08/15/51 (Call 02/15/51)	200	204,754
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	546	484,331
2.70%, 05/01/50 (Call 11/01/49)	280	279,633
3.15%, 01/01/50 (Call 07/01/49)	386	414,852
3.20%, 08/01/49 (Call 02/01/49)(b)	260	281,632
3.60%, 12/01/47 (Call 06/01/47)	428	489,255
3.65%, 09/01/42 (Call 03/01/42)(b)	370	423,590
3.80%, 01/01/43 (Call 07/01/42)	135	157,979
3.80%, 03/01/46 (Call 09/01/45)	609	712,898
3.85%, 05/01/49 (Call 11/01/48)(b)	355	424,045
3.95%, 05/01/42 (Call 11/01/41)(b)	293	348,652
4.05%, 05/01/48 (Call 11/01/47)	190	233,008
4.15%, 11/01/45 (Call 05/01/45)	291	348,009
5.38%, 11/01/39	135	184,186
5.50%, 03/01/40	445	619,635
5.80%, 05/01/37(b)	349	491,785
Series I, 4.00%, 06/01/44 (Call 12/01/43)	55	64,494
Series K, 4.05%, 05/01/45 (Call 11/01/44)	295	346,917
Public Service Electric and Gas Co.
3.00%, 03/01/51 (Call 09/01/50)	402	422,691
5.70%, 12/01/36	115	159,721
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	710	759,245
4.22%, 06/15/48 (Call 12/15/47)	25	30,934

S C H E D U L E O F I N V E S T M E N T S	183

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.30%, 05/20/45 (Call 11/20/44)	$414	$514,662
4.43%, 11/15/41 (Call 05/15/41)(b)	390	476,927
5.48%, 06/01/35(b)	511	661,884
5.64%, 04/15/41 (Call 10/15/40)	380	533,996
5.76%, 10/01/39	410	577,845
5.76%, 07/15/40	50	69,124
5.80%, 03/15/40	281	399,115
6.27%, 03/15/37	185	261,916
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	450	600,840
San Diego Gas & Electric Co.
3.95%, 11/15/41	190	210,522
4.15%, 05/15/48 (Call 11/15/47)	573	687,995
4.30%, 04/01/42 (Call 10/01/41)	320	373,836
4.50%, 08/15/40	439	546,652
5.35%, 05/15/35	15	19,540
5.35%, 05/15/40(b)	90	119,635
6.00%, 06/01/39	263	371,595
Series FFF, 6.13%, 09/15/37	25	35,094
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	493	559,726
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	420	508,586
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	234	251,962
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	200	200,652
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)	70	85,282
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	1,699	2,186,783
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	505	566,033
4.00%, 02/01/48 (Call 08/01/47)(b)	576	651,506
6.00%, 10/15/39	812	1,141,867
Sierra Pacific Power Co., Series P, 6.75%, 07/01/37	150	223,133
Solar Star Funding LLC, 3.95%, 06/30/35(a)	16	17,644
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	870	886,573
3.90%, 12/01/41 (Call 06/01/41)(b)	110	113,681
4.00%, 04/01/47 (Call 10/01/46)	1,016	1,070,751
4.05%, 03/15/42 (Call 09/15/41)	480	511,946
4.50%, 09/01/40 (Call 03/01/40)	768	889,669
4.65%, 10/01/43 (Call 04/01/43)	819	941,067
5.50%, 03/15/40	510	642,851
5.63%, 02/01/36	287	366,758
6.00%, 01/15/34(b)	485	642,105
6.05%, 03/15/39	577	769,898
Series 04-G, 5.75%, 04/01/35	270	347,535
Series 05-B, 5.55%, 01/15/36	270	335,666
Series 05-E, 5.35%, 07/15/35	590	750,159
Series 06-E, 5.55%, 01/15/37	250	310,391
Series 08-A, 5.95%, 02/01/38	365	475,251
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	559	590,085
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	571	521,073
Series B, 4.88%, 03/01/49 (Call 09/01/48)	464	556,255
Series C, 3.60%, 02/01/45 (Call 08/01/44)(b)	542	547,861
Series C, 4.13%, 03/01/48 (Call 09/01/47)	822	888,848
Series H, 3.65%, 06/01/51 (Call 12/01/50)	355	363,156
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	619	727,770
4.40%, 07/01/46 (Call 01/01/46)	825	991,316
Southern Power Co.
5.15%, 09/15/41	395	492,611
5.25%, 07/15/43	325	412,407
Series F, 4.95%, 12/15/46 (Call 06/15/46)	470	582,902

Security	Par (000)	Value

Electric (continued)
Southwestern Electric Power Co.
6.20%, 03/15/40	$379	$537,280
Series J, 3.90%, 04/01/45 (Call 10/01/44)	511	573,149
Series L, 3.85%, 02/01/48 (Call 08/01/47)	496	557,462
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)(b)	212	231,628
3.70%, 08/15/47 (Call 02/15/47)	305	347,061
3.75%, 06/15/49 (Call 12/15/48)	145	169,031
4.50%, 08/15/41 (Call 02/15/41)	192	239,249
6.00%, 10/01/36	290	385,360
Series 8, 3.15%, 05/01/50 (Call 11/01/49)(b)	183	193,726
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)	850	1,139,759
State Grid Overseas Investment 2016 Ltd., 4.00%, 05/04/47(a)(b)	530	640,032
Tampa Electric Co.
3.45%, 03/15/51 (Call 09/15/50)	235	259,468
3.63%, 06/15/50 (Call 12/15/49)	265	298,491
4.10%, 06/15/42 (Call 12/15/41)	535	629,261
4.20%, 05/15/45 (Call 11/15/44)	205	237,977
4.30%, 06/15/48 (Call 12/15/47)	245	305,088
4.35%, 05/15/44 (Call 11/15/43)	415	514,162
4.45%, 06/15/49 (Call 12/15/48)	505	652,529
6.15%, 05/15/37	115	162,269
6.55%, 05/15/36	195	281,511
Toledo Edison Co. (The), 6.15%, 05/15/37	270	374,181
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	355	407,183
4.70%, 11/01/44 (Call 05/01/44)	220	265,809
6.00%, 06/15/40(a)(b)	554	764,465
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	385	404,091
4.00%, 06/15/50 (Call 12/15/49)(b)	295	357,332
4.85%, 12/01/48 (Call 06/01/48)	320	422,448
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	325	317,330
3.25%, 10/01/49 (Call 04/01/49)	165	180,335
3.65%, 04/15/45 (Call 10/15/44)(b)	240	274,818
3.90%, 09/15/42 (Call 03/15/42)	440	512,799
4.00%, 04/01/48 (Call 10/01/47)	538	650,267
5.30%, 08/01/37	15	19,550
8.45%, 03/15/39	300	515,166
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	730	680,298
3.30%, 12/01/49 (Call 06/01/49)	757	826,776
4.00%, 01/15/43 (Call 07/15/42)	511	602,283
4.45%, 02/15/44 (Call 08/15/43)	640	800,201
4.60%, 12/01/48 (Call 06/01/48)(b)	610	806,255
6.35%, 11/30/37	100	146,680
8.88%, 11/15/38	592	1,062,681
Series A, 6.00%, 05/15/37	58	81,961
Series B, 3.80%, 09/15/47 (Call 03/15/47)	475	548,420
Series B, 4.20%, 05/15/45 (Call 11/15/44)	232	281,578
Series B, 6.00%, 01/15/36	448	631,151
Series C, 4.00%, 11/15/46 (Call 05/15/46)	504	600,094
Series D, 4.65%, 08/15/43 (Call 02/15/43)	546	694,849
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	10	11,223
4.30%, 12/15/45 (Call 06/15/45)	375	462,968
4.30%, 10/15/48 (Call 04/15/48)	330	412,155

184	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.63%, 05/15/33(b)	$315	$418,930
5.70%, 12/01/36	210	289,751
Wisconsin Power & Light Co.
3.65%, 04/01/50 (Call 10/01/49)	465	537,491
4.10%, 10/15/44 (Call 04/15/44)	83	98,701
6.38%, 08/15/37	265	381,620
Wisconsin Power and Light Co., 7.60%, 10/01/38	25	39,842
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	525	568,204
3.67%, 12/01/42	300	348,001
4.75%, 11/01/44 (Call 05/01/44)	415	544,296
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	346	378,566
4.80%, 09/15/41 (Call 03/15/41)	319	401,002
6.50%, 07/01/36(b)	300	437,211

		308,112,350

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	538	546,126
5.25%, 11/15/39	120	162,837
6.13%, 04/15/39(b)	150	219,363

		928,326

Electronics — 0.2%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	719	864,834
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)(b)	549	575,491
3.81%, 11/21/47 (Call 05/21/47)	476	577,814
5.38%, 03/01/41(b)	265	372,838
5.70%, 03/15/37	200	278,833
Tyco Electronics Group SA, 7.13%, 10/01/37	813	1,257,749

		3,927,559

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(a)	100	101,625
5.13%, 08/11/61 (Call 08/11/60)(a)	100	105,700
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(a)	250	266,800
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)(a)	570	596,927
5.50%, 07/31/47 (Call 01/31/47)(a)	1,849	1,922,960

		2,994,012

Environmental Control — 0.2%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)	1,414	1,364,678
3.05%, 03/01/50 (Call 09/01/49)(b)	264	276,130
5.70%, 05/15/41 (Call 11/15/40)	210	294,075
6.20%, 03/01/40	35	50,885
Waste Connections Inc., 3.05%, 04/01/50 (Call 10/01/49)	274	282,777
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	887	842,590
2.95%, 06/01/41 (Call 12/01/40)	865	898,172
3.90%, 03/01/35 (Call 09/01/34)	463	545,334
4.10%, 03/01/45 (Call 09/01/44)	70	85,050
4.15%, 07/15/49 (Call 01/15/49)	283	354,122

		4,993,813

Food — 1.5%
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(a)	450	497,619

Security	Par (000)	Value

Food (continued)
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	$597	$592,614
4.80%, 03/15/48 (Call 09/15/47)(b)	797	1,006,656
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	713	921,701
5.40%, 11/01/48 (Call 05/01/48)(b)	854	1,162,552
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)(a)(b)	923	959,438
4.15%, 02/15/43 (Call 08/15/42)	60	72,105
4.55%, 04/17/38 (Call 10/17/37)	505	615,763
4.70%, 04/17/48 (Call 10/17/47)(b)	607	793,539
5.40%, 06/15/40	480	655,073
Grupo Bimbo SAB de CV
4.00%, 09/06/49 (Call 03/06/49)(a)(b)	905	989,844
4.70%, 11/10/47 (Call 05/10/47)(a)	410	498,121
4.88%, 06/27/44(a)	200	245,171
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	284	285,222
3.13%, 11/15/49 (Call 05/15/49)	175	189,637
3.38%, 08/15/46 (Call 02/15/46)	391	443,844
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	890	943,497
Ingredion Inc.
3.90%, 06/01/50 (Call 12/01/49)	526	604,429
6.63%, 04/15/37(b)	169	237,531
JM Smucker Co. (The)
3.55%, 03/15/50 (Call 09/15/49)(b)	385	429,135
4.25%, 03/15/35	252	297,793
4.38%, 03/15/45	589	715,901
Kellogg Co., 4.50%, 04/01/46	710	889,299
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	145	201,529
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	220	246,919
3.95%, 01/15/50 (Call 07/15/49)	870	1,012,219
4.45%, 02/01/47 (Call 08/01/46)(b)	517	629,617
4.65%, 01/15/48 (Call 07/15/47)	550	691,005
5.00%, 04/15/42 (Call 10/15/41)	399	516,102
5.15%, 08/01/43 (Call 02/01/43)	643	848,867
5.40%, 07/15/40 (Call 01/15/40)(b)	400	533,933
5.40%, 01/15/49 (Call 07/15/48)(b)	230	319,598
6.90%, 04/15/38	320	474,639
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(a)	315	304,916
2.38%, 07/16/40 (Call 01/16/40)(a)	683	665,334
2.45%, 07/16/50 (Call 01/16/50)(a)(b)	462	440,652
3.60%, 04/01/34 (Call 01/01/34)(a)	927	1,066,537
3.88%, 04/01/39 (Call 10/01/38)(a)	455	540,570
3.95%, 04/01/44 (Call 10/01/43)(a)	38	44,912
3.95%, 04/01/49 (Call 10/01/48)(a)(b)	583	714,510
4.13%, 04/01/54 (Call 10/01/53)(a)	235	299,087
4.20%, 04/01/59 (Call 10/01/58)(a)	507	649,208
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	365	438,674
Mondelez International Inc.
1.88%, 10/15/32 (Call 07/15/32)	1,170	1,139,390
2.63%, 09/04/50 (Call 03/04/50)	1,436	1,367,477
6.50%, 02/09/40	196	280,238
Nestle Holdings Inc.
3.90%, 09/24/38 (Call 03/24/38)(a)	1,382	1,653,661
4.00%, 09/24/48 (Call 03/24/48)(a)	1,493	1,881,450

S C H E D U L E O F I N V E S T M E N T S	185

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Sysco Corp.
3.30%, 02/15/50 (Call 08/15/49)	$134	$140,523
4.45%, 03/15/48 (Call 09/15/47)	395	478,603
4.50%, 04/01/46 (Call 10/01/45)	471	569,224
4.85%, 10/01/45 (Call 04/01/45)	620	787,029
5.38%, 09/21/35	340	442,394
6.60%, 04/01/40 (Call 10/01/39)	415	619,859
6.60%, 04/01/50 (Call 10/01/49)	1,011	1,618,059
Tesco PLC, 6.15%, 11/15/37(a)	140	187,143
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	500	627,395
4.88%, 08/15/34 (Call 02/15/34)	960	1,199,436
5.10%, 09/28/48 (Call 03/28/48)	1,263	1,723,309
5.15%, 08/15/44 (Call 02/15/44)	763	1,012,104

		40,412,606

Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50 (Call 07/29/49)(a)	50	58,250
5.50%, 11/02/47 (Call 05/02/47)(b)	665	801,325
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	500	600,000
Domtar Corp.
6.25%, 09/01/42	170	176,813
6.75%, 02/15/44 (Call 08/15/43)(b)	300	316,520
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	324	405,923
4.40%, 08/15/47 (Call 02/15/47)	433	541,380
4.80%, 06/15/44 (Call 12/15/43)	982	1,265,693
5.00%, 09/15/35 (Call 03/15/35)(b)	820	1,037,390
5.15%, 05/15/46 (Call 11/15/45)	115	154,194
6.00%, 11/15/41 (Call 05/15/41)	838	1,191,439
7.30%, 11/15/39	414	646,479
8.70%, 06/15/38	370	612,356
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	345	471,890
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(a)(b)	990	1,336,262

		9,615,914

Gas — 1.0%
APT Pipelines Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	46	57,322
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)(b)	775	854,815
4.13%, 10/15/44 (Call 04/15/44)	260	310,054
4.13%, 03/15/49 (Call 09/15/48)	310	382,511
4.15%, 01/15/43 (Call 07/15/42)	502	593,214
4.30%, 10/01/48 (Call 04/01/48)	391	491,412
5.50%, 06/15/41 (Call 12/15/40)	165	224,997
Boston Gas Co., 4.49%, 02/15/42(a)	250	295,456
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)	479	555,280
4.49%, 03/04/49 (Call 09/04/48)(a)(b)	562	671,557
4.50%, 03/10/46 (Call 09/10/45)(a)	725	868,139
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	355	418,428
5.85%, 01/15/41 (Call 07/15/40)	228	317,207
6.63%, 11/01/37	180	256,942
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(a)(b)	250	335,368
East Ohio Gas Co. (The), 3.00%, 06/15/50 (Call 12/15/49)(a)	555	563,723
KeySpan Gas East Corp., 5.82%, 04/01/41(a)(b)	300	410,773
Korea Gas Corp., 6.25%, 01/20/42(a)	410	627,591

Security	Par (000)	Value

Gas (continued)
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)(b)	$200	$275,022
Nakilat Inc., 6.07%, 12/31/33(a)(b)	633	782,094
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)	570	658,656
4.38%, 05/15/47 (Call 11/15/46)	608	740,416
4.80%, 02/15/44 (Call 08/15/43)	935	1,188,449
5.25%, 02/15/43 (Call 08/15/42)(b)	398	528,905
5.65%, 02/01/45 (Call 08/01/44)	496	695,417
5.80%, 02/01/42 (Call 08/01/41)	160	219,284
5.95%, 06/15/41 (Call 12/15/40)(b)	298	423,545
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	545	676,518
4.66%, 02/01/44 (Call 08/01/43)	381	471,097
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	326	344,521
3.64%, 11/01/46 (Call 05/01/46)	255	278,023
4.10%, 09/18/34 (Call 03/18/34)(b)	570	661,699
4.65%, 08/01/43 (Call 02/01/43)	265	329,867
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	460	515,453
4.45%, 03/15/44 (Call 09/15/43)	190	229,200
5.13%, 11/15/40	260	345,066
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	185	223,918
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	369	466,925
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	541	648,117
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	506	576,242
4.40%, 06/01/43 (Call 12/01/42)	340	409,973
4.40%, 05/30/47 (Call 11/30/46)	436	523,021
5.88%, 03/15/41 (Call 09/15/40)	661	933,089
6.00%, 10/01/34	400	530,290
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	360	356,873
3.80%, 09/29/46 (Call 03/29/46)(b)	145	160,765
4.15%, 06/01/49 (Call 12/01/48)(b)	521	605,037
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	120	139,476
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	645	711,293
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)(b)	378	433,416
Series K, 3.80%, 09/15/46 (Call 03/15/46)	661	761,089

		25,077,545

Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	357	383,534
4.10%, 03/01/48 (Call 09/01/47)	425	526,399
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)(b)	1,080	1,069,618
4.85%, 11/15/48 (Call 05/15/48)	651	888,416
5.20%, 09/01/40	350	467,259

		3,335,226

Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	1,592	2,060,949
4.75%, 04/15/43 (Call 10/15/42)	718	960,959
4.90%, 11/30/46 (Call 05/30/46)	2,156	2,996,471
5.30%, 05/27/40(b)	910	1,272,941
6.00%, 04/01/39	360	536,586
6.15%, 11/30/37	44	65,103
Alcon Finance Corp., 3.80%, 09/23/49 (Call 03/23/49)(a)	460	522,811

186	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Baxter International Inc.
3.50%, 08/15/46 (Call 02/15/46)	$451	$499,607
4.50%, 06/15/43 (Call 12/15/42)(b)	75	93,248
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)(b)	826	1,018,555
4.70%, 03/01/49 (Call 09/01/48)	1,092	1,417,062
7.00%, 11/15/35	335	481,659
7.38%, 01/15/40	190	304,553
Covidien International Finance SA, 6.55%, 10/15/37	295	432,615
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(b)	809	790,045
4.38%, 09/15/45 (Call 03/15/45)	280	355,844
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	836	910,507
3.40%, 11/15/49 (Call 05/15/49)	993	1,105,685
Koninklijke Philips NV
5.00%, 03/15/42	155	206,068
6.88%, 03/11/38	731	1,111,014
Medtronic Inc.
4.38%, 03/15/35	1,778	2,231,952
4.63%, 03/15/45	1,880	2,510,637
PerkinElmer Inc., 3.63%, 03/15/51 (Call 09/15/50)	283	308,915
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51 (Call 09/15/50)	911	997,863
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	1,009	1,032,044
4.10%, 04/01/43 (Call 10/01/42)	473	558,344
4.38%, 05/15/44 (Call 11/15/43)	197	244,876
4.63%, 03/15/46 (Call 09/15/45)	665	871,891
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (Call 04/15/41)	270	275,900
4.10%, 08/15/47 (Call 02/15/47)	722	890,122
5.30%, 02/01/44 (Call 08/01/43)(b)	492	687,952
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	415	461,586
4.45%, 08/15/45 (Call 02/15/45)	394	473,149
5.75%, 11/30/39(b)	359	486,863

		29,174,376

Health Care - Services — 4.1%
Adventist Health System/West, 3.63%, 03/01/49
(Call 09/01/48)	620	700,771
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	406	454,162
4.27%, 08/15/48 (Call 02/15/48)	133	171,826
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)(b)	275	293,002
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	433	491,474
4.13%, 11/15/42 (Call 05/15/42)	792	921,300
4.50%, 05/15/42 (Call 11/15/41)(b)	217	263,309
4.75%, 03/15/44 (Call 09/15/43)	706	892,236
6.63%, 06/15/36	766	1,117,290
6.75%, 12/15/37	436	648,812
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51 (Call 01/01/51)(b)	275	279,794
Allina Health System, Series 2019, 3.89%, 04/15/49(b)	276	328,910
Anthem Inc.
3.13%, 05/15/50 (Call 11/15/49)	573	597,399
3.60%, 03/15/51 (Call 09/15/50)	1,016	1,143,626
3.70%, 09/15/49 (Call 03/15/49)	895	1,009,549
4.38%, 12/01/47 (Call 06/01/47)	1,215	1,504,177

Security	Par (000)	Value

Health Care - Services (continued)
4.55%, 03/01/48 (Call 09/01/47)	$415	$528,907
4.63%, 05/15/42	551	689,714
4.65%, 01/15/43(b)	1,168	1,471,739
4.65%, 08/15/44 (Call 02/15/44)	950	1,202,005
4.85%, 08/15/54 (Call 02/15/54)(b)	435	564,609
5.10%, 01/15/44	465	612,233
5.85%, 01/15/36	50	67,969
5.95%, 12/15/34(b)	390	540,008
6.38%, 06/15/37	95	136,490
Ascension Health
3.95%, 11/15/46(b)	569	709,620
4.85%, 11/15/53	443	642,396
Series B, 3.11%, 11/15/39 (Call 05/15/39)	990	1,080,918
Banner Health
2.91%, 01/01/51 (Call 07/01/50)	390	404,851
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	274	297,011
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	395	487,022
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)(b)	440	484,156
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	693	856,371
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	375	456,023
4.19%, 11/15/45 (Call 05/15/45)	446	548,889
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	913	931,747
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)(b)	225	239,290
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	315	331,293
Children's Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)(b)	810	775,926
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	410	524,182
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	95	93,643
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	351	439,660
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	655	661,836
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)(b)	434	445,875
City of Hope
Series 2013, 5.62%, 11/15/43	260	377,779
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	319	406,162
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)(b)	221	253,311
3.91%, 10/01/50 (Call 04/01/50)	175	196,087
4.19%, 10/01/49 (Call 04/01/49)(b)	1,032	1,206,593
4.35%, 11/01/42	698	824,136
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	768	781,317
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	445	493,623
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	341	413,721
Dignity Health
4.50%, 11/01/42(b)	621	752,475
5.27%, 11/01/64(b)	240	338,084
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	673	817,158

S C H E D U L E O F I N V E S T M E N T S	187

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	$525	$615,975
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	434	540,328
4.50%, 07/01/57 (Call 01/01/57)	175	237,459
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	530	532,406
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	329	335,921
Hartford HealthCare Corp., 3.45%, 07/01/54(b)	224	237,329
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	890	908,851
5.13%, 06/15/39 (Call 12/15/38)	744	937,141
5.25%, 06/15/49 (Call 12/15/48)	1,815	2,368,837
5.50%, 06/15/47 (Call 12/15/46)	1,450	1,915,545
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(a)(b)	865	919,497
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	576	674,948
4.63%, 12/01/42 (Call 06/01/42)(b)	761	947,391
4.80%, 03/15/47 (Call 09/14/46)	697	895,870
4.95%, 10/01/44 (Call 04/01/44)	25	32,734
8.15%, 06/15/38(b)	419	679,491
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)(b)	570	705,864
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	80	83,622
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	450	517,402
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	249	286,336
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	606	723,488
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	1,594	2,009,168
4.88%, 04/01/42	283	385,799
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	200	220,055
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	35	36,147
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	1,000	1,048,884
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	1,097	1,362,207
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	142	168,702
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	580	624,686
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	304	340,140
Mayo Clinic
3.77%, 11/15/43(b)	15	17,553
Series 2013, 4.00%, 11/15/47(b)	100	124,635
Series 2016, 4.13%, 11/15/52(b)	450	582,091
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	566	628,828
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)(b)	431	555,133
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	585	657,903
Memorial Health Services, 3.45%, 11/01/49
(Call 05/01/49)	280	313,732
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	155	197,093
5.00%, 07/01/42(b)	330	456,952
Series 2015, 4.20%, 07/01/55	605	793,141
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	380	383,187
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	100	111,712

Security	Par (000)	Value

Health Care - Services (continued)
Montefiore Obligated Group
4.29%, 09/01/50(b)	$295	$314,578
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)(b)	508	608,032
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48(b)	245	273,296
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)(b)	564	635,115
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	200	213,021
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	41	41,847
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	35	33,560
2.61%, 08/01/60 (Call 02/01/60)	125	120,458
3.56%, 08/01/36	250	283,451
4.02%, 08/01/45(b)	205	255,263
4.06%, 08/01/56(b)	442	572,602
4.76%, 08/01/2116(b)	160	224,735
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)(b)	540	649,433
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	455	519,122
3.98%, 11/01/46 (Call 11/01/45)(b)	470	540,061
4.26%, 11/01/47 (Call 11/01/46)(b)	804	971,694
6.15%, 11/01/43(b)	380	562,394
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	499	483,468
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)(b)	315	460,036
OhioHealth Corp., Series 2020, 3.04%, 11/15/50
(Call 05/15/50)(b)	120	127,633
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)(b)	225	243,979
4.09%, 10/01/48 (Call 04/01/48)	395	488,380
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	589	808,329
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	25	26,908
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	315	376,474
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)(b)	445	555,605
Rady Children's Hospital-San Diego/CA, Series 21A,
3.15%, 08/15/51 (Call 08/15/50)	340	367,998
Roche Holdings Inc.
4.00%, 11/28/44 (Call 05/28/44)(a)(b)	831	1,051,296
7.00%, 03/01/39(a)(b)	225	374,175
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)(b)	339	381,371
3.95%, 07/01/46 (Call 07/01/45)	455	546,603
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	50	49,615
Sharp HealthCare, Series 20B, 2.68%, 08/01/50
(Call 08/01/49)	25	24,850
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)(b)	435	584,698
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	327	373,599
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	440	467,329
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	148	177,643
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	375	404,524
Sutter Health
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	463	572,906
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	665	708,905

188	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	$274	$297,632
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	165	153,119
4.33%, 11/15/55(b)	105	140,118
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)	320	342,207
5.75%, 11/15/38 (Call 11/15/28)	205	246,809
6.02%, 11/15/48	411	506,752
Trinity Health Corp.
4.13%, 12/01/45	95	119,227
Series 2019, 3.43%, 12/01/48(b)	425	474,361
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	340	338,596
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)(b)	975	1,002,177
2.90%, 05/15/50 (Call 11/15/49)	1,185	1,226,608
3.05%, 05/15/41 (Call 11/15/40)	1,122	1,190,167
3.13%, 05/15/60 (Call 11/15/59)	1,105	1,171,124
3.25%, 05/15/51 (Call 11/15/50)	565	618,981
3.50%, 08/15/39 (Call 02/15/39)	1,256	1,417,522
3.70%, 08/15/49 (Call 02/15/49)	840	977,024
3.75%, 10/15/47 (Call 04/15/47)	820	959,219
3.88%, 08/15/59 (Call 02/15/59)	1,063	1,285,182
3.95%, 10/15/42 (Call 04/15/42)(b)	1,047	1,249,461
4.20%, 01/15/47 (Call 07/15/46)	828	1,024,504
4.25%, 03/15/43 (Call 09/15/42)	865	1,074,791
4.25%, 04/15/47 (Call 10/15/46)	836	1,046,990
4.25%, 06/15/48 (Call 12/15/47)	1,123	1,416,591
4.38%, 03/15/42 (Call 09/15/41)	900	1,117,672
4.45%, 12/15/48 (Call 06/15/48)	795	1,033,844
4.63%, 07/15/35	848	1,078,333
4.63%, 11/15/41 (Call 05/15/41)	677	865,413
4.75%, 07/15/45	1,080	1,439,678
5.70%, 10/15/40 (Call 04/15/40)	334	474,043
5.80%, 03/15/36(b)	863	1,219,689
5.95%, 02/15/41 (Call 08/15/40)(b)	415	611,343
6.50%, 06/15/37	601	908,097
6.63%, 11/15/37	711	1,087,720
6.88%, 02/15/38	105	163,268
West Virginia United Health System Obligated Group,
Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	495	513,600
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)(b)	555	729,333
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	305	310,069
Yale-New Haven Health Services Corp., Series 2020,
2.50%, 07/01/50 (Call 07/01/49)(b)	565	538,505

		106,861,404

Holding Companies - Diversified — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(a)	50	68,562
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49 (Call 03/06/49)(a)	1,000	1,088,898
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)	325	494,815
JAB Holdings BV, 3.75%, 05/28/51 (Call 11/28/50)(a)	10	10,988
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)	740	765,715

		2,428,978

Home Builders — 0.1%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	621	800,205

Security	Par (000)	Value

Home Builders (continued)
PulteGroup Inc.
6.00%, 02/15/35	$100	$131,750
6.38%, 05/15/33(b)	330	442,200
7.88%, 06/15/32	390	569,400

		1,943,555

Home Furnishings — 0.1%
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	555	676,362
4.60%, 05/15/50 (Call 11/15/49)	465	584,843
5.15%, 03/01/43(b)	500	643,169

		1,904,374

Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 3.95%, 08/01/47
(Call 02/01/47)	614	738,503
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)	171	179,257
3.20%, 07/30/46 (Call 01/30/46)(b)	351	388,332
3.70%, 06/01/43(b)	230	265,606
3.90%, 05/04/47 (Call 11/04/46)	340	419,699
5.30%, 03/01/41	75	104,383
6.63%, 08/01/37	1,023	1,593,730
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(a)	75	89,809
4.35%, 09/30/44 (Call 03/30/44)(a)	75	91,570
4.75%, 10/15/46 (Call 04/15/46)(a)(b)	815	1,095,911
4.80%, 09/01/40(a)	200	258,481

		5,225,281

Insurance — 5.1%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	251	296,270
4.75%, 01/15/49 (Call 07/15/48)	288	386,235
6.45%, 08/15/40	191	278,876
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(a)	1,225	1,268,044
4.50%, 03/16/46 (Call 09/16/45)(a)	200	256,996
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)	850	1,216,374
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	85	86,939
4.90%, 09/15/44 (Call 03/15/44)(b)	110	140,173
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	510	617,111
4.20%, 12/15/46 (Call 06/15/46)(b)	248	311,382
4.50%, 06/15/43(b)	517	663,247
5.35%, 06/01/33	423	552,371
5.55%, 05/09/35	661	905,222
5.95%, 04/01/36	305	428,790
6.50%, 05/15/67 (Call 05/15/37),
(3 mo. LIBOR US + 2.120%)(d)	145	194,662
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	500	620,316
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	767	877,874
4.38%, 06/30/50 (Call 12/30/49)(b)	645	808,174
4.38%, 01/15/55 (Call 07/15/54)	797	996,175
4.50%, 07/16/44 (Call 01/16/44)(b)	1,029	1,275,159
4.70%, 07/10/35 (Call 01/10/35)	322	397,887
4.75%, 04/01/48 (Call 10/01/47)	972	1,265,284
4.80%, 07/10/45 (Call 01/10/45)	1,010	1,303,733
6.25%, 05/01/36(b)	1,121	1,577,685

S C H E D U L E O F I N V E S T M E N T S	189

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
8.18%, 05/15/68 (Call 05/15/38), (3 mo. LIBOR US + 4.195%)(d)	$661	$984,890
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(a)	397	438,178
Aon Corp./Aon Global Holdings PLC, 2.90%, 08/23/51 (Call 02/23/51)	500	493,691
Aon PLC
4.25%, 12/12/42	285	335,935
4.45%, 05/24/43 (Call 02/24/43)	180	218,498
4.60%, 06/14/44 (Call 03/14/44)	574	727,553
4.75%, 05/15/45 (Call 11/15/44)	557	716,232
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	526	702,782
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	498	553,791
7.35%, 05/01/34	425	633,414
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	525	698,392
Arthur J Gallagher & Co., 3.50%, 05/20/51 (Call 11/20/50) .	753	815,102
Assurant Inc., 6.75%, 02/15/34	283	376,320
Athene Holding Ltd., 3.95%, 05/25/51 (Call 11/25/50)	265	299,219
AXIS Specialty Finance PLC, 5.15%, 04/01/45(b)	303	368,060
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	646	609,922
2.85%, 10/15/50 (Call 04/15/50)	1,311	1,320,968
4.20%, 08/15/48 (Call 02/15/48)	1,930	2,400,254
4.25%, 01/15/49 (Call 07/15/48)	2,004	2,517,924
4.30%, 05/15/43	642	802,647
4.40%, 05/15/42	730	920,689
5.75%, 01/15/40(b)	719	1,049,337
Berkshire Hathaway Inc., 4.50%, 02/11/43	391	502,349
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)(b)	1,095	1,241,235
Chubb Corp. (The), 6.00%, 05/11/37	210	308,271
Chubb INA Holdings Inc.
4.15%, 03/13/43	250	307,270
4.35%, 11/03/45 (Call 05/03/45)	860	1,106,732
Cincinnati Financial Corp., 6.13%, 11/01/34	250	347,744
Empower Finance 2020 LP, 3.08%, 09/17/51 (Call 03/17/51)(a)	312	325,122
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	1,744	2,265,296
Everest Reinsurance Holdings Inc.
3.50%, 10/15/50 (Call 04/15/50)	450	490,376
4.87%, 06/01/44(b)	235	302,942
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33)(a)(b)(d)	55	71,884
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(d)	215	270,980
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(a)(d)	325	372,893
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)(b)	586	765,056
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	897	1,086,662
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)	284	308,630
4.85%, 01/24/77(a)(b)	255	339,569
4.88%, 06/19/64(a)(b)	595	787,037
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)	463	520,098
4.30%, 04/15/43	279	337,756
4.40%, 03/15/48 (Call 09/15/47)	627	783,999

Security	Par (000)	Value

Insurance (continued)
5.95%, 10/15/36	$240	$334,070
6.10%, 10/01/41	360	517,488
6.63%, 03/30/40	225	332,459
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)	1,361	1,545,066
3.95%, 05/15/60 (Call 11/15/59)(a)	1,014	1,136,802
6.50%, 05/01/42(a)	100	143,026
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)	185	294,626
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	574	700,228
4.38%, 06/15/50 (Call 12/15/49)(b)	156	194,085
6.30%, 10/09/37	131	186,667
7.00%, 06/15/40	828	1,291,224
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)(b)	320	386,186
6.00%, 02/01/35	504	689,742
Manulife Financial Corp., 5.38%, 03/04/46(b)	520	745,514
Markel Corp.
3.45%, 05/07/52 (Call 11/07/51)	656	690,079
4.15%, 09/17/50 (Call 03/17/50)	130	153,863
4.30%, 11/01/47 (Call 05/01/47)	440	530,658
5.00%, 03/30/43	275	338,296
5.00%, 04/05/46	425	557,757
5.00%, 05/20/49 (Call 11/20/48)	603	798,255
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	825	1,033,886
4.35%, 01/30/47 (Call 07/30/46)	699	889,235
4.75%, 03/15/39 (Call 09/15/38)	475	614,701
4.90%, 03/15/49 (Call 09/15/48)	609	838,628
5.88%, 08/01/33	396	540,221
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/50(a)	204	219,475
3.73%, 10/15/70(a)	541	590,567
4.50%, 04/15/65(a)	175	213,332
4.90%, 04/01/77(a)	754	1,007,706
5.08%, 02/15/69 (Call 02/15/49)(a)(d)	745	940,013
5.38%, 12/01/41(a)	75	100,815
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)	260	365,950
MetLife Inc.
4.05%, 03/01/45	866	1,052,627
4.13%, 08/13/42	732	885,974
4.60%, 05/13/46 (Call 11/13/45)	292	384,090
4.72%, 12/15/44	725	956,681
4.88%, 11/13/43	562	752,701
5.70%, 06/15/35	1,069	1,487,162
5.88%, 02/06/41	975	1,408,771
6.38%, 06/15/34(b)	856	1,227,275
6.40%, 12/15/36 (Call 12/15/31)(b)	1,143	1,469,111
6.50%, 12/15/32	785	1,118,896
10.75%, 08/01/69 (Call 08/01/34)(b)	516	913,291
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(a)(b)	65	89,376
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)(b)	889	1,023,477
5.30%, 11/18/44(a)	570	732,393
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)	1,191	1,367,967
4.95%, 04/22/44(a)(b)	410	496,982
7.88%, 04/01/33(a)	45	64,435
9.38%, 08/15/39(a)	651	1,158,917

190	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)(b)	$799	$922,349
4.45%, 05/15/69 (Call 11/15/68)(a)	986	1,260,621
5.88%, 05/15/33(a)(b)	885	1,184,800
6.75%, 11/15/39(a)	950	1,456,858
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(a)	405	447,394
3.63%, 09/30/59 (Call 03/30/59)(a)(b)	1,410	1,586,105
3.85%, 09/30/47 (Call 03/30/47)(a)	810	935,930
6.06%, 03/30/40(a)	762	1,093,934
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(a)(b)	350	475,050
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	180	197,356
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(a)(b)	85	92,324
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47)(a)(d)	1,020	1,190,422
9.25%, 06/15/39(a)	185	306,594
Pacific LifeCorp, 5.13%, 01/30/43(a)	20	25,771
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)(b)	565	614,172
6.60%, 09/15/33(a)	250	357,703
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a) .	395	422,377
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	443	548,487
4.35%, 05/15/43(b)	283	348,809
4.63%, 09/15/42	215	271,284
6.05%, 10/15/36(b)	166	236,771
Progressive Corp. (The)
3.70%, 01/26/45(b)	550	641,858
3.95%, 03/26/50 (Call 09/26/49)(b)	390	481,204
4.13%, 04/15/47 (Call 10/15/46)	803	1,003,921
4.20%, 03/15/48 (Call 09/15/47)	616	777,568
4.35%, 04/25/44	241	305,048
6.25%, 12/01/32	525	729,120
Prudential Financial Inc.
3.00%, 03/10/40 (Call 09/10/39)(b)	310	325,436
3.70%, 03/13/51 (Call 09/13/50)	819	953,873
3.91%, 12/07/47 (Call 06/07/47)(b)	706	836,668
3.94%, 12/07/49 (Call 06/07/49)	1,092	1,305,686
4.35%, 02/25/50 (Call 08/25/49)(b)	1,034	1,320,160
4.42%, 03/27/48 (Call 09/27/47)	515	652,763
4.60%, 05/15/44(b)	676	871,037
5.70%, 12/14/36	801	1,110,446
6.63%, 12/01/37	320	475,360
6.63%, 06/21/40	264	402,154
Series B, 5.75%, 07/15/33	252	336,017
Securian Financial Group Inc., 4.80%, 04/15/48(a)(b)	80	99,145
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	315	409,369
Sompo International Holdings Ltd., 7.00%, 07/15/34(b)	570	794,014
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)	460	578,347
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)(b)	1,445	1,555,307
4.27%, 05/15/47 (Call 11/15/46)(a)	1,703	2,098,798
4.90%, 09/15/44(a)	1,077	1,417,933
6.85%, 12/16/39(a)	426	652,759
Transatlantic Holdings Inc., 8.00%, 11/30/39	379	593,714

Security	Par (000)	Value

Insurance (continued)
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	$520	$506,888
3.05%, 06/08/51 (Call 12/08/50)	200	214,392
3.75%, 05/15/46 (Call 11/15/45)	625	740,356
4.00%, 05/30/47 (Call 11/30/46)(b)	379	465,965
4.05%, 03/07/48 (Call 09/07/47)	469	583,575
4.10%, 03/04/49 (Call 09/04/48)(b)	286	363,635
4.30%, 08/25/45 (Call 02/25/45)	405	513,693
4.60%, 08/01/43	659	866,024
5.35%, 11/01/40	750	1,059,344
6.25%, 06/15/37	732	1,080,041
6.75%, 06/20/36(b)	162	247,299
Travelers Property Casualty Corp., 6.38%, 03/15/33	665	951,922
Trinity Acquisition PLC, 6.13%, 08/15/43	515	726,304
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	295	315,650
5.75%, 08/15/42	435	547,880
Validus Holdings Ltd., 8.88%, 01/26/40	70	116,715
Voya Financial Inc.
4.80%, 06/15/46	829	1,065,913
5.70%, 07/15/43	150	209,417
W R Berkley Corp., 3.55%, 03/30/52 (Call 09/30/51)	358	390,593
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)(b)	240	317,226
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(a)	620	691,616
5.15%, 01/15/49 (Call 07/15/48)(a)(b)	45	60,114
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	611	690,170
5.05%, 09/15/48 (Call 03/15/48)	365	479,762
WR Berkley Corp.
4.00%, 05/12/50 (Call 11/12/49)	572	668,817
4.75%, 08/01/44(b)	395	506,297
XLIT Ltd.
5.25%, 12/15/43(b)	145	205,437
5.50%, 03/31/45	576	800,909

		133,150,194

Internet — 1.7%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)	703	666,159
3.15%, 02/09/51 (Call 08/09/50)(b)	270	265,874
3.25%, 02/09/61 (Call 08/09/60)(b)	570	552,453
4.00%, 12/06/37 (Call 06/06/37)	900	1,006,709
4.20%, 12/06/47 (Call 06/06/47)(b)	2,060	2,393,120
4.40%, 12/06/57 (Call 06/06/57)	775	926,027
4.50%, 11/28/34 (Call 05/28/34)	855	1,007,444
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)	1,336	1,239,999
2.05%, 08/15/50 (Call 02/15/50)	1,959	1,777,886
2.25%, 08/15/60 (Call 02/15/60)	1,364	1,239,719
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	2,276	2,184,928
2.70%, 06/03/60 (Call 12/03/59)	1,677	1,631,889
2.88%, 05/12/41 (Call 11/12/40)	1,490	1,562,277
3.10%, 05/12/51 (Call 11/12/50)	2,514	2,708,418
3.25%, 05/12/61 (Call 11/12/60)	1,737	1,896,386
3.88%, 08/22/37 (Call 02/22/37)	2,204	2,629,349
4.05%, 08/22/47 (Call 02/22/47)	2,244	2,773,266
4.25%, 08/22/57 (Call 02/22/57)	1,938	2,524,770
4.80%, 12/05/34 (Call 06/05/34)	1,289	1,666,821

S C H E D U L E O F I N V E S T M E N T S	191

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.95%, 12/05/44 (Call 06/05/44)	$1,406	$1,933,156
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	731	801,117
4.00%, 07/15/42 (Call 01/15/42)	1,129	1,278,221
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	378	409,747
Prosus NV
3.83%, 02/08/51 (Call 08/08/50)(a)	55	49,809
4.03%, 08/03/50 (Call 02/03/50)(a)	1,865	1,758,333
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(a)	1,440	1,409,637
3.29%, 06/03/60 (Call 12/03/59)(a)(b)	1,075	1,037,558
3.68%, 04/22/41 (Call 10/22/40)(a)	1,080	1,142,068
3.84%, 04/22/51 (Call 10/22/50)(a)	1,285	1,390,537
3.93%, 01/19/38 (Call 07/19/37)(a)(b)	535	579,230
3.94%, 04/22/61 (Call 10/22/60)(a)	585	648,660
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	310	372,440

		43,464,007

Iron & Steel — 0.2%
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)(a)	943	958,210
4.40%, 05/01/48 (Call 11/01/47)	115	147,089
5.20%, 08/01/43 (Call 02/01/43)	77	104,561
Reliance Steel & Aluminum Co., 6.85%, 11/15/36	90	128,317
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	515	522,763
Vale Overseas Ltd.
6.88%, 11/21/36	1,405	1,970,527
6.88%, 11/10/39(b)	1,335	1,910,065
8.25%, 01/17/34	70	104,178
Vale SA, 5.63%, 09/11/42	421	541,936

		6,387,646

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	508	551,840

Lodging — 0.1%
Marriott International Inc./MD
4.50%, 10/01/34 (Call 04/01/34)	230	264,543
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	860	918,022

		1,182,565

Machinery — 0.6%
ABB Finance USA Inc., 4.38%, 05/08/42	100	131,169
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	1,332	1,481,931
3.25%, 04/09/50 (Call 10/09/49)	1,341	1,501,348
3.80%, 08/15/42	733	874,995
4.30%, 05/15/44 (Call 11/15/43)	575	745,498
4.75%, 05/15/64 (Call 11/15/63)	290	422,620
5.20%, 05/27/41	842	1,170,323
5.30%, 09/15/35	56	74,943
6.05%, 08/15/36(b)	514	756,853
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	210	234,491
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)(b)	1,186	1,260,338
3.75%, 04/15/50 (Call 10/15/49)	730	894,175
3.90%, 06/09/42 (Call 12/09/41)(b)	359	436,487
Dover Corp.
5.38%, 10/15/35	905	1,177,014
5.38%, 03/01/41 (Call 12/01/40)	345	459,007
6.60%, 03/15/38	25	35,281

Security	Par (000)	Value

Machinery (continued)
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)	$947	$990,441
3.36%, 02/15/50 (Call 08/15/49)(b)	714	775,912
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	115	114,902
4.20%, 03/01/49 (Call 09/01/48)(b)	476	607,166
6.25%, 12/01/37	25	36,034
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	468	563,885

		14,744,813

Manufacturing — 1.1%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	464	502,430
3.25%, 08/26/49 (Call 02/26/49)(b)	1,116	1,226,563
3.63%, 10/15/47 (Call 04/15/47)	591	684,829
3.70%, 04/15/50 (Call 10/15/49)	365	434,475
3.88%, 06/15/44	150	180,011
4.00%, 09/14/48 (Call 03/14/48)(b)	749	920,211
5.70%, 03/15/37	65	90,882
Eaton Corp.
4.00%, 11/02/32(b)	1,304	1,534,142
4.15%, 11/02/42	1,438	1,735,190
General Electric Co.
4.13%, 10/09/42	491	573,608
4.25%, 05/01/40 (Call 11/01/39)	758	902,666
4.35%, 05/01/50 (Call 11/01/49)(b)	1,003	1,233,909
4.50%, 03/11/44	805	989,925
5.88%, 01/14/38	1,523	2,095,979
6.15%, 08/07/37	244	341,846
6.75%, 03/15/32	2,209	3,067,759
6.88%, 01/10/39	1,040	1,573,910
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	994	1,194,843
4.88%, 09/15/41 (Call 03/15/41)(b)	440	590,606
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	797	935,392
4.10%, 03/01/47 (Call 09/01/46)(b)	225	265,670
4.20%, 11/21/34 (Call 05/21/34)	325	381,218
4.45%, 11/21/44 (Call 05/21/44)	605	748,501
6.25%, 05/15/38	485	684,368
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)	470	491,506
3.30%, 09/15/46(a)(b)	970	1,079,978
4.20%, 03/16/47(a)	1,255	1,596,234
4.40%, 05/27/45(a)(b)	1,398	1,807,217
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	175	215,537
5.75%, 06/15/43(b)	618	904,039
Trane Technologies Luxembourg Finance SA
4.50%, 03/21/49 (Call 09/21/48)	292	371,144
4.65%, 11/01/44 (Call 05/01/44)(b)	400	510,860

		29,865,448

Media — 5.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	1,141	1,111,596
3.50%, 06/01/41 (Call 12/01/40)	500	505,481
3.70%, 04/01/51 (Call 10/01/50)	1,754	1,765,606
3.85%, 04/01/61 (Call 10/01/60)	1,620	1,612,118
3.90%, 06/01/52 (Call 12/01/51)	1,313	1,355,463

192	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.40%, 12/01/61 (Call 06/01/61)	$1,750	$1,917,490
4.80%, 03/01/50 (Call 09/01/49)	2,248	2,625,485
5.13%, 07/01/49 (Call 01/01/49)	1,175	1,410,961
5.38%, 04/01/38 (Call 10/01/37)	1,044	1,290,294
5.38%, 05/01/47 (Call 11/01/46)	2,210	2,719,527
5.75%, 04/01/48 (Call 10/01/47)	2,162	2,780,760
6.38%, 10/23/35 (Call 04/23/35)	1,773	2,369,933
6.48%, 10/23/45 (Call 04/23/45)	2,680	3,737,284
6.83%, 10/23/55 (Call 04/23/55)	312	465,810
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)(b)	846	779,534
2.65%, 08/15/62 (Call 02/15/62)	770	715,981
2.80%, 01/15/51 (Call 07/15/50)	1,119	1,086,984
2.89%, 11/01/51 (Call 05/01/51)(a)	5,051	5,027,098
2.94%, 11/01/56 (Call 05/01/56)(a)	4,609	4,565,421
2.99%, 11/01/63 (Call 05/01/63)(a)	3,159	3,108,651
3.20%, 07/15/36 (Call 01/15/36)	1,030	1,122,087
3.25%, 11/01/39 (Call 05/01/39)	1,273	1,384,860
3.40%, 07/15/46 (Call 01/15/46)	1,260	1,373,812
3.45%, 02/01/50 (Call 08/01/49)	1,615	1,774,182
3.75%, 04/01/40 (Call 10/01/39)	1,554	1,784,346
3.90%, 03/01/38 (Call 09/01/37)	1,313	1,529,033
3.97%, 11/01/47 (Call 05/01/47)	1,312	1,542,243
4.00%, 08/15/47 (Call 02/15/47)	610	721,810
4.00%, 03/01/48 (Call 09/01/47)	955	1,122,948
4.00%, 11/01/49 (Call 05/01/49)	1,911	2,271,595
4.05%, 11/01/52 (Call 05/01/52)	386	464,800
4.20%, 08/15/34 (Call 02/15/34)	906	1,078,981
4.25%, 01/15/33	1,584	1,891,920
4.40%, 08/15/35 (Call 02/25/35)	810	984,376
4.50%, 01/15/43	280	348,276
4.60%, 10/15/38 (Call 04/15/38)	1,253	1,570,976
4.60%, 08/15/45 (Call 02/15/45)	773	993,077
4.65%, 07/15/42	281	356,821
4.70%, 10/15/48 (Call 04/15/48)	1,585	2,085,399
4.75%, 03/01/44	555	711,952
4.95%, 10/15/58 (Call 04/15/58)	1,242	1,784,986
5.65%, 06/15/35	741	1,006,223
6.50%, 11/15/35	907	1,327,617
6.95%, 08/15/37	75	115,961
7.05%, 03/15/33(b)	786	1,155,084
Cox Communications Inc.
2.95%, 10/01/50 (Call 04/01/50)(a)	765	725,151
3.60%, 06/15/51 (Call 12/15/50)(a)	995	1,052,775
4.50%, 06/30/43 (Call 12/30/42)(a)	201	237,546
4.60%, 08/15/47 (Call 02/15/47)(a)	125	154,108
4.70%, 12/15/42(a)	586	722,752
4.80%, 02/01/35 (Call 08/01/34)(a)	975	1,184,048
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	1,488	1,593,011
4.65%, 05/15/50 (Call 11/15/49)(b)	752	892,236
4.88%, 04/01/43	380	458,833
4.95%, 05/15/42(b)	381	457,523
5.00%, 09/20/37 (Call 03/20/37)(b)	95	115,990
5.20%, 09/20/47 (Call 03/20/47)(b)	1,115	1,402,193
5.30%, 05/15/49 (Call 11/15/48)	728	929,189
6.35%, 06/01/40(b)	484	674,809
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	884	1,147,205
5.58%, 01/25/49 (Call 07/25/48)(b)	1,280	1,760,734

Security	Par (000)	Value

Media (continued)
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	$870	$1,079,568
5.25%, 05/24/49 (Call 11/24/48)(b)	610	806,833
6.13%, 01/31/46 (Call 06/30/45)	895	1,277,228
6.63%, 01/15/40(b)	566	814,480
NBCUniversal Media LLC
4.45%, 01/15/43	714	886,524
5.95%, 04/01/41	581	855,301
Thomson Reuters Corp.
5.50%, 08/15/35(b)	485	643,726
5.65%, 11/23/43 (Call 05/23/43)	190	264,835
5.85%, 04/15/40(b)	660	921,599
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	1,006	1,124,997
5.50%, 09/01/41 (Call 03/01/41)(b)	987	1,232,616
5.88%, 11/15/40 (Call 05/15/40)	960	1,237,805
6.55%, 05/01/37	1,229	1,677,094
6.75%, 06/15/39	1,234	1,723,463
7.30%, 07/01/38	1,177	1,714,571
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	995	1,481,732
TWDC Enterprises 18 Corp.
3.00%, 07/30/46(b)	425	442,449
3.70%, 12/01/42(b)	672	773,771
4.13%, 06/01/44	1,037	1,264,395
4.38%, 08/16/41	810	1,010,690
Series B, 7.00%, 03/01/32	357	515,993
Series E, 4.13%, 12/01/41	555	671,541
ViacomCBS Inc.
4.20%, 05/19/32 (Call 02/19/32)(b)	1,135	1,310,167
4.38%, 03/15/43	678	792,691
4.60%, 01/15/45 (Call 07/15/44)	725	873,716
4.85%, 07/01/42 (Call 01/01/42)	637	783,055
4.90%, 08/15/44 (Call 02/15/44)	380	468,581
4.95%, 05/19/50 (Call 11/19/49)(b)	595	756,234
5.25%, 04/01/44 (Call 10/01/43)	450	577,348
5.50%, 05/15/33(b)	400	512,521
5.85%, 09/01/43 (Call 03/01/43)(b)	881	1,216,710
5.90%, 10/15/40 (Call 04/15/40)(b)	335	449,526
6.88%, 04/30/36	1,083	1,560,909
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	1,520	1,513,957
3.50%, 05/13/40 (Call 11/13/39)	1,605	1,805,171
3.60%, 01/13/51 (Call 07/13/50)(b)	1,025	1,182,655
3.80%, 05/13/60 (Call 11/13/59)	1,254	1,499,591
4.63%, 03/23/40 (Call 09/23/39)	700	894,962
4.70%, 03/23/50 (Call 09/23/49)	1,580	2,112,080
4.75%, 09/15/44 (Call 03/15/44)	579	760,660
4.75%, 11/15/46 (Call 05/15/46)	644	852,926
4.95%, 10/15/45 (Call 04/15/45)	430	582,455
5.40%, 10/01/43	580	817,128
6.15%, 03/01/37	285	411,715
6.15%, 02/15/41	104	154,877
6.20%, 12/15/34	990	1,407,045
6.40%, 12/15/35	902	1,330,698
6.55%, 03/15/33	595	851,903
6.65%, 11/15/37	1,194	1,820,520

		134,683,957

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	346	401,586

S C H E D U L E O F I N V E S T M E N T S	193

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
4.20%, 06/15/35 (Call 12/15/34)	$696	$833,797
4.38%, 06/15/45 (Call 12/15/44)	366	449,107
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	625	765,500
5.25%, 10/01/54 (Call 04/01/54)(b)	223	285,471

		2,735,461

Mining — 1.6%
Anglo American Capital PLC, 3.95%, 09/10/50 (Call 03/10/50)(a)	430	481,131
Barrick Gold Corp.
5.25%, 04/01/42	893	1,178,791
6.45%, 10/15/35(b)	325	456,666
Barrick International Barbados Corp., 6.35%, 10/15/36(a)(b)	415	585,738
Barrick North America Finance LLC
5.70%, 05/30/41	915	1,264,924
5.75%, 05/01/43	373	523,817
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	948	1,327,157
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	1,011	1,236,094
5.00%, 09/30/43	2,140	2,948,375
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51 (Call 07/15/50)(a)	330	320,914
3.70%, 01/30/50 (Call 07/30/49)(a)	1,390	1,481,976
4.25%, 07/17/42(a)(b)	860	989,705
4.38%, 02/05/49 (Call 08/05/48)(a)	1,274	1,506,900
4.50%, 08/01/47 (Call 02/01/47)(a)	1,250	1,491,637
4.88%, 11/04/44(a)	845	1,050,529
5.63%, 09/21/35(a)	100	131,472
5.63%, 10/18/43(a)	950	1,279,773
6.15%, 10/24/36(a)	125	171,992
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(a)	400	426,562
Glencore Canada Corp., 6.20%, 06/15/35	340	438,144
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)(b)	470	611,207
6.00%, 11/15/41(a)(b)	348	466,007
6.90%, 11/15/37(a)(b)	535	761,091
Glencore Funding LLC, 3.88%, 04/27/51 (Call 10/27/50)(a)	370	399,251
Indonesia Asahan Aluminium Persero PT
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	610	725,900
6.76%, 11/15/48(a)	509	665,136
Industrias Penoles SAB de CV
4.75%, 08/06/50 (Call 02/06/50)(a)	288	329,040
5.65%, 09/12/49 (Call 03/12/49)(a)(b)	530	675,623
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)	472	665,677
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)(b)	875	997,728
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)(b)	548	642,905
5.75%, 11/15/41(a)(b)	420	565,825
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	849	1,086,366
5.45%, 06/09/44 (Call 12/09/43)(b)	445	616,731
5.88%, 04/01/35	811	1,097,215
6.25%, 10/01/39	554	800,404
Rio Tinto Alcan Inc.
5.75%, 06/01/35(b)	391	545,542
6.13%, 12/15/33	781	1,097,941
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	1,048	1,436,977

Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	$784	$971,487
4.75%, 03/22/42 (Call 09/22/41)(b)	328	433,829
Southern Copper Corp.
5.25%, 11/08/42	970	1,246,576
5.88%, 04/23/45(b)	948	1,318,194
6.75%, 04/16/40	934	1,335,620
7.50%, 07/27/35	942	1,368,255
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	345	413,738
5.40%, 02/01/43 (Call 08/01/42)(b)	265	326,332
6.00%, 08/15/40 (Call 02/15/40)	415	535,704
6.13%, 10/01/35	145	187,070
6.25%, 07/15/41 (Call 01/15/41)	542	721,616
Vale Canada Ltd., 7.20%, 09/15/32	50	65,463

		42,402,747

Oil & Gas — 5.9%
BG Energy Capital PLC, 5.13%, 10/15/41(a)	520	690,035
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	1,612	1,532,752
2.94%, 06/04/51 (Call 12/04/50)	1,535	1,504,926
3.00%, 02/24/50 (Call 08/24/49)	1,701	1,681,571
3.06%, 06/17/41 (Call 12/17/40)	990	1,018,147
3.38%, 02/08/61 (Call 08/08/60)	1,572	1,636,003
Burlington Resources LLC, 5.95%, 10/15/36	682	954,889
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	582	728,416
5.85%, 02/01/35	361	467,467
6.25%, 03/15/38	854	1,152,058
6.45%, 06/30/33	362	477,641
6.50%, 02/15/37	622	841,016
6.75%, 02/01/39	508	716,519
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	465	555,056
5.40%, 06/15/47 (Call 12/15/46)	805	991,508
6.75%, 11/15/39	1,050	1,417,874
6.80%, 09/15/37	363	484,680
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	320	334,687
3.08%, 05/11/50 (Call 11/11/49)(b)	805	849,776
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	703	648,275
4.20%, 10/15/49 (Call 04/15/49)	570	709,414
4.95%, 08/15/47 (Call 02/15/47)	589	808,871
5.05%, 11/15/44 (Call 05/15/44)	854	1,155,356
5.25%, 11/15/43 (Call 05/15/43)	531	730,830
6.00%, 03/01/41 (Call 09/01/40)	425	628,058
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)	250	302,101
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49 (Call 03/30/49)	650	626,030
4.25%, 05/09/43	220	242,953
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	405	487,495
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45(b)	400	440,986
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,192	1,472,552
6.40%, 05/15/37	845	1,131,753
7.50%, 07/30/39	660	1,000,262
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)	355	502,750

194	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips
4.85%, 08/15/48 (Call 02/15/48)(a)	$1,025	$1,355,454
4.88%, 10/01/47 (Call 04/01/47)(a)	670	885,779
5.90%, 10/15/32	585	786,208
5.90%, 05/15/38	417	582,442
6.50%, 02/01/39	2,177	3,211,936
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	498	603,717
5.95%, 03/15/46 (Call 09/15/45)	345	518,626
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	684	785,578
5.00%, 06/15/45 (Call 12/15/44)	797	943,089
5.60%, 07/15/41 (Call 01/15/41)(b)	1,201	1,501,633
7.95%, 04/15/32	230	330,735
Diamondback Energy Inc., 4.40%, 03/24/51 (Call 09/24/50)	394	451,497
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(a)	431	445,366
Eni SpA, 5.70%, 10/01/40(a)	320	410,686
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	681	784,178
4.95%, 04/15/50 (Call 10/15/49)(b)	687	924,259
5.10%, 01/15/36 (Call 07/15/35)	272	336,657
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	1,097	1,186,457
3.63%, 04/06/40 (Call 10/06/39)	550	627,914
3.70%, 04/06/50 (Call 10/06/49)	772	902,344
3.95%, 05/15/43	395	465,413
4.25%, 11/23/41	540	662,058
4.80%, 11/08/43	976	1,278,619
5.10%, 08/17/40	633	851,949
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	674	706,090
3.10%, 08/16/49 (Call 02/16/49)(b)	1,471	1,528,692
3.45%, 04/15/51 (Call 10/15/50)(b)	1,766	1,952,882
3.57%, 03/06/45 (Call 09/06/44)	1,142	1,269,804
4.11%, 03/01/46 (Call 09/01/45)	2,195	2,625,315
4.23%, 03/19/40 (Call 09/19/39)	1,601	1,936,113
4.33%, 03/19/50 (Call 09/19/49)	2,203	2,757,260
Gazprom PJSC Via Gaz Capital SA, 7.29%, 08/16/37(a)	1,200	1,677,852
Hess Corp.
5.60%, 02/15/41	936	1,167,967
5.80%, 04/01/47 (Call 10/01/46)	728	946,836
6.00%, 01/15/40	455	584,197
7.13%, 03/15/33	500	674,912
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(a)	30	31,384
6.38%, 10/24/48(a)	1,305	1,715,840
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	330	399,024
6.60%, 10/01/37(b)	575	762,919
6.80%, 03/15/32	508	659,801
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	513	584,398
4.75%, 09/15/44 (Call 03/15/44)	1,031	1,216,003
5.00%, 09/15/54 (Call 03/15/54)(b)	428	520,246
5.85%, 12/15/45 (Call 06/15/45)	249	322,374
6.50%, 03/01/41 (Call 09/01/40)	638	887,881
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	1,003	1,285,886

Security	Par (000)	Value

Oil & Gas (continued)
Pertamina Persero PT
4.15%, 02/25/60 (Call 08/25/59)(a)	$445	$454,071
4.18%, 01/21/50 (Call 07/21/49)(a)	820	858,511
4.70%, 07/30/49(a)	755	840,921
5.63%, 05/20/43(a)	1,315	1,584,827
6.00%, 05/03/42(a)	684	857,574
6.45%, 05/30/44(a)	1,275	1,692,856
6.50%, 05/27/41(a)	375	494,206
6.50%, 11/07/48(a)(b)	735	999,793
Petroleos del Peru SA
4.75%, 06/19/32(a)	1,129	1,179,816
5.63%, 06/19/47(a)	1,570	1,637,518
Petronas Capital Ltd.
3.40%, 04/28/61 (Call 10/28/60)(a)	110	115,553
4.50%, 03/18/45(a)	1,120	1,392,044
4.55%, 04/21/50 (Call 10/21/49)(a)	3,345	4,222,733
4.80%, 04/21/60 (Call 10/21/59)(a)(b)	1,170	1,580,948
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	804	950,612
4.88%, 11/15/44 (Call 05/15/44)(b)	935	1,171,250
5.88%, 05/01/42	1,506	2,066,379
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(a)(b)	535	580,364
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(a)	2,365	2,433,651
3.30%, 07/12/51 (Call 01/12/51)(a)	3,245	3,351,436
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(a)	2,189	2,145,264
3.50%, 11/24/70 (Call 05/24/70)(a)	855	835,899
4.25%, 04/16/39(a)	2,945	3,380,618
4.38%, 04/16/49(a)	2,653	3,099,712
Shell International Finance BV
3.13%, 11/07/49 (Call 05/07/49)	1,151	1,215,047
3.25%, 04/06/50 (Call 10/06/49)(b)	1,548	1,674,652
3.63%, 08/21/42	708	798,438
3.75%, 09/12/46	364	419,987
4.00%, 05/10/46	2,171	2,594,422
4.13%, 05/11/35	1,390	1,656,345
4.38%, 05/11/45	2,611	3,251,387
4.55%, 08/12/43	1,048	1,328,607
5.50%, 03/25/40	759	1,059,254
6.38%, 12/15/38	2,341	3,465,250
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	400	466,616
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	660	835,878
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)	250	338,435
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(a)	55	63,890
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(a)	720	831,206
4.25%, 04/12/47(a)(b)	590	704,178
Sinopec Group Overseas Development 2018 Ltd.
3.35%, 05/13/50 (Call 11/13/49)(a)	900	945,767
3.68%, 08/08/49 (Call 02/08/49)(a)	1,075	1,184,829
4.60%, 09/12/48(a)	505	638,204
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(b)	759	827,939
4.00%, 11/15/47 (Call 05/15/47)(b)	740	834,474
5.35%, 07/15/33	365	453,929
5.95%, 12/01/34	80	106,422

S C H E D U L E O F I N V E S T M E N T S	195

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.95%, 05/15/35	$391	$516,075
6.50%, 06/15/38	832	1,170,422
6.80%, 05/15/38	779	1,118,123
6.85%, 06/01/39	680	995,867
7.15%, 02/01/32	515	724,889
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)	375	335,134
3.75%, 06/18/50(a)	500	466,285
5.38%, 11/20/48(a)	600	693,990
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	690	715,344
3.13%, 05/29/50 (Call 11/29/49)	2,214	2,291,711
3.39%, 06/29/60 (Call 12/29/59)	972	1,041,479
3.46%, 07/12/49 (Call 01/12/49)	656	716,061
Valero Energy Corp.
4.90%, 03/15/45(b)	701	853,034
6.63%, 06/15/37	1,119	1,528,541
7.50%, 04/15/32	515	719,414
10.50%, 03/15/39(b)	448	810,570
XTO Energy Inc., 6.75%, 08/01/37	25	36,840

		154,324,468

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	1,153	1,322,743
Baker Hughes Holdings LLC, 5.13%, 09/15/40	849	1,091,706
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	442	491,942
4.75%, 08/01/43 (Call 02/01/43)	1,241	1,417,636
4.85%, 11/15/35 (Call 05/15/35)	1,039	1,229,546
5.00%, 11/15/45 (Call 05/15/45)	1,322	1,588,563
6.70%, 09/15/38	820	1,129,521
7.45%, 09/15/39	675	984,824
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)(b)	939	936,297

		10,192,778

Packaging & Containers — 0.1%
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	207	246,018
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	265	360,754
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(b)	944	1,005,299
4.20%, 06/01/32 (Call 03/01/32)	894	1,045,264

		2,657,335

Pharmaceuticals — 6.3%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	2,969	3,488,474
4.25%, 11/21/49 (Call 05/21/49)	4,694	5,694,232
4.30%, 05/14/36 (Call 11/14/35)	852	1,016,082
4.40%, 11/06/42	1,893	2,302,836
4.45%, 05/14/46 (Call 11/14/45)	1,489	1,823,278
4.50%, 05/14/35 (Call 11/14/34)	2,258	2,746,072
4.55%, 03/15/35 (Call 09/15/34)	1,601	1,948,129
4.63%, 10/01/42 (Call 04/01/42)(b)	400	495,208
4.70%, 05/14/45 (Call 11/14/44)	2,191	2,764,317
4.75%, 03/15/45 (Call 09/15/44)	914	1,155,746
4.85%, 06/15/44 (Call 12/15/43)	850	1,086,804
4.88%, 11/14/48 (Call 05/14/48)	1,330	1,741,543
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	416	488,766
4.30%, 12/15/47 (Call 06/15/47)	707	836,040

Security	Par (000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)(b)	$315	$283,238
3.00%, 05/28/51 (Call 11/28/50)	1,150	1,223,009
4.00%, 09/18/42	798	971,635
4.38%, 11/16/45	657	847,270
4.38%, 08/17/48 (Call 02/17/48)(b)	549	711,824
6.45%, 09/15/37	2,124	3,196,846
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	590	635,321
4.20%, 07/15/34 (Call 01/15/34)(a)	693	783,079
4.40%, 07/15/44 (Call 01/15/44)(a)(b)	784	916,252
4.63%, 06/25/38 (Call 12/25/37)(a)(b)	1,137	1,362,318
4.65%, 11/15/43 (Call 05/15/43)(a)	125	143,798
4.70%, 07/15/64 (Call 01/15/64)(a)	796	954,141
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	1,115	1,412,289
5.50%, 07/30/35(a)	75	94,524
Becton Dickinson and Co.
3.79%, 05/20/50 (Call 11/20/49)	956	1,083,394
4.67%, 06/06/47 (Call 12/06/46)	1,406	1,784,115
4.69%, 12/15/44 (Call 06/15/44)	613	779,893
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	981	951,987
2.55%, 11/13/50 (Call 05/13/50)	748	727,099
3.25%, 08/01/42	1,099	1,201,883
4.13%, 06/15/39 (Call 12/15/38)	1,777	2,162,670
4.25%, 10/26/49 (Call 04/26/49)	2,526	3,215,849
4.35%, 11/15/47 (Call 05/15/47)	1,150	1,467,604
4.50%, 03/01/44 (Call 09/01/43)(b)	729	955,630
4.55%, 02/20/48 (Call 08/20/47)(b)	1,547	2,034,622
4.63%, 05/15/44 (Call 11/15/43)	59	77,844
5.00%, 08/15/45 (Call 02/15/45)	1,385	1,907,047
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	316	357,598
4.50%, 11/15/44 (Call 05/15/44)	563	648,624
4.60%, 03/15/43	373	440,396
4.90%, 09/15/45 (Call 03/15/45)(b)	480	582,940
Cigna Corp.
3.20%, 03/15/40 (Call 09/15/39)	1,077	1,134,199
3.40%, 03/15/50 (Call 09/15/49)(b)	1,245	1,324,473
3.40%, 03/15/51 (Call 09/15/50)	1,063	1,135,139
3.88%, 10/15/47 (Call 04/15/47)	503	570,742
4.80%, 08/15/38 (Call 02/15/38)	1,531	1,915,257
4.80%, 07/15/46 (Call 01/16/46)	1,173	1,501,100
4.90%, 12/15/48 (Call 06/15/48)	2,170	2,838,796
5.38%, 02/15/42 (Call 08/15/41)	400	510,160
6.13%, 11/15/41	285	404,996
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	1,270	1,247,112
4.13%, 04/01/40 (Call 10/01/39)	1,078	1,253,182
4.25%, 04/01/50 (Call 10/01/49)	768	934,688
4.78%, 03/25/38 (Call 09/25/37)	4,225	5,257,924
4.88%, 07/20/35 (Call 01/20/35)	1,034	1,273,241
5.05%, 03/25/48 (Call 09/25/47)	6,017	7,964,500
5.13%, 07/20/45 (Call 01/20/45)	2,345	3,094,801
5.30%, 12/05/43 (Call 06/05/43)	1,008	1,343,153
6.13%, 09/15/39(b)	88	124,220
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(b)	1,010	942,840
2.50%, 09/15/60 (Call 03/15/60)	991	919,974
3.70%, 03/01/45 (Call 09/01/44)	151	178,044

196	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.88%, 03/15/39 (Call 09/15/38)	$620	$747,610
3.95%, 05/15/47 (Call 11/15/46)	700	846,399
3.95%, 03/15/49 (Call 09/15/48)	1,179	1,453,131
4.15%, 03/15/59 (Call 09/15/58)	805	1,046,771
5.55%, 03/15/37	100	140,161
5.95%, 11/15/37	75	106,378
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	250	308,327
5.38%, 04/15/34(b)	905	1,227,355
6.38%, 05/15/38	1,572	2,367,879
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	759	733,578
2.25%, 09/01/50 (Call 03/01/50)(b)	984	944,788
2.45%, 09/01/60 (Call 03/01/60)	812	789,439
3.40%, 01/15/38 (Call 07/15/37)	771	886,665
3.50%, 01/15/48 (Call 07/15/47)	911	1,081,029
3.55%, 03/01/36 (Call 09/01/35)	914	1,075,232
3.63%, 03/03/37 (Call 09/03/36)(b)	1,156	1,360,737
3.70%, 03/01/46 (Call 09/01/45)	1,006	1,212,903
3.75%, 03/03/47 (Call 09/03/46)	795	975,275
4.38%, 12/05/33 (Call 06/05/33)	828	1,041,428
4.50%, 09/01/40	377	491,805
4.50%, 12/05/43 (Call 06/05/43)(b)	719	949,543
4.85%, 05/15/41(b)	296	398,544
4.95%, 05/15/33(b)	491	650,364
5.85%, 07/15/38	542	802,365
5.95%, 08/15/37	760	1,124,232
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	273	359,907
5.90%, 11/01/39	225	325,723
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	1,449	1,420,780
2.45%, 06/24/50 (Call 12/24/49)(b)	1,377	1,323,181
3.60%, 09/15/42 (Call 03/15/42)	637	739,533
3.70%, 02/10/45 (Call 08/10/44)	1,506	1,762,216
3.90%, 03/07/39 (Call 09/07/38)	1,252	1,493,380
4.00%, 03/07/49 (Call 09/07/48)	861	1,065,379
4.15%, 05/18/43	910	1,128,212
6.50%, 12/01/33(b)	230	344,277
6.55%, 09/15/37(b)	75	114,188
Merck Sharp & Dohme Corp., 5.75%, 11/15/36(b)	25	35,524
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	618	769,711
5.40%, 11/29/43 (Call 05/29/43)	575	727,342
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	1,191	1,233,015
3.70%, 09/21/42	127	149,892
4.00%, 11/20/45 (Call 05/20/45)	1,242	1,538,193
4.40%, 05/06/44	1,655	2,153,186
Perrigo Finance Unlimited Co., 4.90%, 12/15/44 (Call 06/15/44)	448	481,206
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	985	1,002,976
2.70%, 05/28/50 (Call 11/28/49)	971	983,946
3.90%, 03/15/39 (Call 09/15/38)	890	1,065,396
4.00%, 12/15/36	970	1,178,422
4.00%, 03/15/49 (Call 09/15/48)	789	975,101
4.10%, 09/15/38 (Call 03/15/38)	612	750,618
4.13%, 12/15/46	1,016	1,268,684
4.20%, 09/15/48 (Call 03/15/48)	848	1,076,112

Security	Par (000)	Value

Pharmaceuticals (continued)
4.30%, 06/15/43	$699	$879,771
4.40%, 05/15/44(b)	755	970,985
5.60%, 09/15/40	649	937,903
7.20%, 03/15/39	1,646	2,696,758
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	1,200	1,239,729
3.18%, 07/09/50 (Call 01/09/50)	950	983,680
3.38%, 07/09/60 (Call 01/09/60)	1,290	1,373,693
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	911	1,122,078
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)(a)(b)	1,320	1,429,744
4.00%, 06/22/50 (Call 12/22/49)(a)	1,531	1,666,752
Wyeth LLC
5.95%, 04/01/37	1,058	1,515,086
6.00%, 02/15/36	598	861,911
6.50%, 02/01/34	864	1,261,694
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)(b)	465	488,079
3.95%, 09/12/47 (Call 03/12/47)	756	909,213
4.45%, 08/20/48 (Call 02/20/48)(b)	500	647,276
4.70%, 02/01/43 (Call 08/01/42)	860	1,117,421

		165,700,618

Pipelines — 4.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	2,005	2,409,409
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)	866	940,094
3.40%, 01/15/38 (Call 07/15/37)(a)	655	702,648
3.70%, 01/15/39 (Call 07/15/38)(a)	829	933,942
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)(a)	320	320,212
Colonial Pipeline Co.
4.25%, 04/15/48 (Call 10/15/47)(a)	715	839,879
7.63%, 04/15/32(a)	85	124,909
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)	630	882,244
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49 (Call 05/15/49)(a)	391	432,353
4.60%, 12/15/44 (Call 06/15/44)(a)	414	500,725
4.80%, 11/01/43 (Call 05/01/43)(a)	438	543,890
El Paso Natural Gas Co. LLC, 8.38%, 06/15/32	50	74,108
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	665	727,050
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	578	756,226
7.38%, 10/15/45 (Call 04/15/45)	481	770,836
Series B, 7.50%, 04/15/38	250	376,999
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	70	70,683
3.40%, 08/01/51 (Call 02/01/51)	525	542,811
4.00%, 11/15/49 (Call 05/15/49)	435	487,876
4.50%, 06/10/44 (Call 12/10/43)	304	357,824
5.50%, 12/01/46 (Call 05/29/46)	765	1,047,668
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	365	420,947
4.95%, 01/15/43 (Call 07/15/42)	513	566,953
5.00%, 05/15/50 (Call 11/15/49)	1,475	1,728,146
5.15%, 02/01/43 (Call 08/01/42)	480	545,366
5.15%, 03/15/45 (Call 09/15/44)	817	948,241
5.30%, 04/01/44 (Call 10/01/43)	671	781,788
5.30%, 04/15/47 (Call 10/15/46)	965	1,141,401

S C H E D U L E O F I N V E S T M E N T S	197

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.35%, 05/15/45 (Call 11/15/44)	$812	$963,474
5.40%, 10/01/47 (Call 04/01/47)	987	1,198,083
5.95%, 10/01/43 (Call 04/01/43)	670	834,472
6.00%, 06/15/48 (Call 12/15/47)	777	992,765
6.05%, 06/01/41 (Call 12/01/40)	355	446,410
6.10%, 02/15/42	240	300,532
6.13%, 12/15/45 (Call 06/15/45)	736	946,373
6.25%, 04/15/49 (Call 10/15/48)	1,070	1,416,533
6.50%, 02/01/42 (Call 08/01/41)	877	1,147,535
6.63%, 10/15/36	451	595,721
6.85%, 02/15/40	100	128,654
7.50%, 07/01/38	641	898,259
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	468	577,210
Enterprise Products Operating LLC
3.20%, 02/15/52 (Call 08/15/51)	1,106	1,110,579
3.70%, 01/31/51 (Call 07/31/50)	940	1,018,556
3.95%, 01/31/60 (Call 07/31/59)	764	849,739
4.20%, 01/31/50 (Call 07/31/49)(b)	1,165	1,346,588
4.25%, 02/15/48 (Call 08/15/47)	1,069	1,241,277
4.45%, 02/15/43 (Call 08/15/42)	556	656,684
4.80%, 02/01/49 (Call 08/01/48)	980	1,220,810
4.85%, 08/15/42 (Call 02/15/42)	683	845,539
4.85%, 03/15/44 (Call 09/15/43)	1,235	1,532,014
4.90%, 05/15/46 (Call 11/15/45)	926	1,156,685
4.95%, 10/15/54 (Call 04/15/54)	300	387,996
5.10%, 02/15/45 (Call 08/15/44)	685	868,356
5.70%, 02/15/42	549	745,396
5.95%, 02/01/41	810	1,127,639
6.13%, 10/15/39	580	811,599
6.45%, 09/01/40	35	50,582
7.55%, 04/15/38	290	447,321
Series D, 6.88%, 03/01/33	638	899,082
Series H, 6.65%, 10/15/34	301	425,550
Series J, 5.75%, 03/01/35	75	97,282
Flex Intermediate Holdco LLC, 4.32%, 12/30/39 (Call 06/30/39)(a)	365	380,131
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(a)	50	49,764
2.63%, 03/31/36(a)	446	445,535
2.94%, 09/30/40(a)(b)	2,500	2,539,208
3.25%, 09/30/40(a)(b)	1,000	1,026,800
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45 (Call 04/15/45)(a)	300	393,963
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	570	668,347
5.00%, 08/15/42 (Call 02/15/42)	640	778,380
5.00%, 03/01/43 (Call 09/01/42)	665	806,127
5.40%, 09/01/44 (Call 03/01/44)	120	150,735
5.50%, 03/01/44 (Call 09/01/43)	815	1,036,368
5.63%, 09/01/41	94	120,999
5.80%, 03/15/35	450	577,810
6.38%, 03/01/41	435	605,658
6.50%, 02/01/37	290	401,586
6.50%, 09/01/39	533	748,223
6.55%, 09/15/40	567	799,651
6.95%, 01/15/38	1,080	1,545,834
7.30%, 08/15/33	118	168,475
7.50%, 11/15/40	410	612,641
7.75%, 03/15/32	340	488,705

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	$590	$577,305
3.60%, 02/15/51 (Call 08/15/50)	545	563,509
5.05%, 02/15/46 (Call 08/15/45)	809	993,707
5.20%, 03/01/48 (Call 09/01/47)(b)	688	867,058
5.30%, 12/01/34 (Call 06/01/34)	635	785,978
5.55%, 06/01/45 (Call 12/01/44)	1,281	1,662,211
7.75%, 01/15/32(b)	682	986,373
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	432	470,911
4.20%, 12/01/42 (Call 06/01/42)	25	27,083
4.20%, 03/15/45 (Call 09/15/44)	160	169,359
4.20%, 10/03/47 (Call 04/03/47)	418	468,102
4.25%, 09/15/46 (Call 03/15/46)	585	661,023
4.85%, 02/01/49 (Call 08/01/48)	363	440,475
5.15%, 10/15/43 (Call 04/15/43)	609	751,137
6.40%, 05/01/37	125	169,470
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	1,617	1,849,341
4.70%, 04/15/48 (Call 10/15/47)	1,247	1,457,415
4.90%, 04/15/58 (Call 10/15/57)	502	597,442
5.20%, 03/01/47 (Call 09/01/46)	624	767,896
5.20%, 12/01/47 (Call 06/01/47)	621	761,333
5.50%, 02/15/49 (Call 08/15/48)	1,044	1,348,124
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	838	1,208,151
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)	384	401,912
4.10%, 09/15/42 (Call 03/15/42)(a)	25	28,843
4.30%, 01/15/49 (Call 07/15/48)(a)	242	290,309
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	537	605,691
4.50%, 03/15/50 (Call 09/15/49)(b)	320	356,559
4.95%, 07/13/47 (Call 01/06/47)	408	480,241
5.20%, 07/15/48 (Call 01/15/48)	324	397,814
6.00%, 06/15/35	429	544,291
7.15%, 01/15/51 (Call 07/15/50)	345	507,441
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	803	1,040,397
6.20%, 09/15/43 (Call 03/15/43)	510	665,440
6.65%, 10/01/36	710	961,859
6.85%, 10/15/37	413	564,126
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	320	367,294
4.90%, 10/01/46 (Call 04/01/46)	690	823,150
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	218	219,619
4.70%, 06/15/44 (Call 12/15/43)	477	508,554
4.90%, 02/15/45 (Call 08/15/44)	641	693,921
5.15%, 06/01/42 (Call 12/01/41)	538	605,880
6.65%, 01/15/37	709	935,604
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)	715	866,422
4.83%, 05/01/48 (Call 11/01/47)(a)	335	417,677
Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(a)	445	555,084
8.00%, 03/01/32	266	382,351
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	571	674,877
5.95%, 09/25/43 (Call 03/25/43)	435	601,763
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	100	145,784

198	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(a)	$435	$495,707
7.00%, 07/15/32	494	695,247
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	1,003	1,183,573
4.75%, 05/15/38 (Call 11/15/37)	489	593,018
4.88%, 05/15/48 (Call 11/15/47)	468	601,550
5.00%, 10/16/43 (Call 04/16/43)	909	1,136,899
5.10%, 03/15/49 (Call 09/15/48)	916	1,212,997
5.60%, 03/31/34	195	248,097
5.85%, 03/15/36	380	502,295
6.10%, 06/01/40	648	894,322
6.20%, 10/15/37	836	1,143,738
7.25%, 08/15/38	620	937,199
7.63%, 01/15/39	1,080	1,688,481
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	65	73,243
4.45%, 08/01/42 (Call 02/01/42)	325	392,730
4.60%, 03/15/48 (Call 09/15/47)	635	776,102
5.40%, 08/15/41 (Call 02/15/41)	201	264,609
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	776	953,385
4.90%, 01/15/45 (Call 07/15/44)	411	501,411
5.10%, 09/15/45 (Call 03/15/45)	933	1,164,935
5.40%, 03/04/44 (Call 09/04/43)	505	643,363
5.75%, 06/24/44 (Call 12/24/43)	752	1,004,463
5.80%, 11/15/43 (Call 05/15/43)	467	620,776
6.30%, 04/15/40(b)	900	1,234,457
8.75%, 03/15/32	368	569,579

		113,363,945

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)(b)	65	84,707
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	360	500,840
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	649	875,386
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)(b)	600	791,987
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(a)(b)	588	651,133
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)	691	743,598

		3,647,651

Real Estate — 0.0%
Brookfield Asset Management Inc., 7.38%, 03/01/33(b)	264	381,070

Real Estate Investment Trusts — 1.6%
Agree LP, 2.60%, 06/15/33 (Call 03/15/33)	405	409,838
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	948	910,065
2.00%, 05/18/32 (Call 02/18/32)	674	663,307
3.00%, 05/18/51 (Call 11/18/50)	809	805,040
4.00%, 02/01/50 (Call 08/01/49)	632	741,133
4.85%, 04/15/49 (Call 10/15/48)	355	470,431
American Homes 4 Rent LP, 3.38%, 07/15/51
(Call 01/15/51)	65	66,970
American Tower Corp.
2.95%, 01/15/51 (Call 07/15/50)	505	489,343
3.10%, 06/15/50 (Call 12/15/49)	640	635,418
3.70%, 10/15/49 (Call 04/15/49)	579	637,795

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	$236	$283,863
4.15%, 07/01/47 (Call 01/01/47)	360	449,486
4.35%, 04/15/48 (Call 10/15/47)	273	350,765
Boston Properties LP, 2.55%, 04/01/32 (Call 01/01/32)	929	941,105
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	740	823,261
Crown Castle International Corp.
2.90%, 04/01/41 (Call 10/01/40)	984	966,459
3.25%, 01/15/51 (Call 07/15/50)	433	439,442
4.00%, 11/15/49 (Call 05/15/49)	518	581,504
4.15%, 07/01/50 (Call 01/01/50)	344	398,924
4.75%, 05/15/47 (Call 11/15/46)	418	523,408
5.20%, 02/15/49 (Call 08/15/48)	409	536,816
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	265	265,810
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	375	362,083
3.00%, 07/15/50 (Call 01/15/50)	491	477,301
3.40%, 02/15/52 (Call 08/15/51)	935	978,353
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	170	203,707
4.50%, 07/01/44 (Call 01/01/44)	469	600,395
4.50%, 06/01/45 (Call 12/01/44)	527	670,348
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	690	711,989
2.65%, 09/01/50 (Call 03/01/50)	356	324,900
4.50%, 03/15/48 (Call 09/15/47)	255	316,749
Federal Realty Investment Trust
3.63%, 08/01/46 (Call 02/01/46)(b)	695	740,203
4.50%, 12/01/44 (Call 06/01/44)	202	247,120
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(a)	314	370,829
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	345	528,107
Kilroy Realty LP, 2.50%, 11/15/32 (Call 08/15/32)	802	806,528
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)(b)	464	513,171
4.13%, 12/01/46 (Call 06/01/46)(b)	96	112,680
4.25%, 04/01/45 (Call 10/01/44)	425	496,454
4.45%, 09/01/47 (Call 03/01/47)	133	162,904
Mid-America Apartments LP, 2.88%, 09/15/51 (Call 03/15/51)	70	68,790
National Retail Properties Inc.
3.10%, 04/15/50 (Call 10/15/49)(b)	280	278,467
3.50%, 04/15/51 (Call 01/15/50)	502	534,049
4.80%, 10/15/48 (Call 04/25/48)	250	319,976
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)	591	596,413
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)(b)	383	336,898
3.00%, 04/15/50 (Call 10/15/49)	847	887,215
4.38%, 09/15/48 (Call 03/15/48)(b)	200	258,147
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)	870	841,854
4.65%, 03/15/47 (Call 09/15/46)	215	283,069
5.88%, 03/15/35	25	33,944
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	515	618,487
4.65%, 03/15/49 (Call 09/15/48)	139	174,174
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	1,197	1,229,975

S C H E D U L E O F I N V E S T M E N T S	199

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.80%, 07/15/50 (Call 01/15/50)	$742	$830,851
4.25%, 10/01/44 (Call 04/01/44)(b)	415	493,214
4.25%, 11/30/46 (Call 05/30/46)	375	446,033
4.75%, 03/15/42 (Call 09/15/41)	25	31,337
6.75%, 02/01/40 (Call 11/01/39)	808	1,219,230
Spirit Realty LP, 2.70%, 02/15/32 (Call 11/15/31)	497	500,490
Trust Fibra Uno
6.39%, 01/15/50 (Call 07/28/49)(a)	780	947,934
6.95%, 01/30/44 (Call 07/30/43)(a)	455	570,120
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	455	432,150
2.10%, 08/01/32 (Call 05/01/32)	374	365,039
2.10%, 06/15/33 (Call 03/15/33)	366	354,443
3.10%, 11/01/34 (Call 08/01/34)	588	626,431
Ventas Realty LP
4.88%, 04/15/49 (Call 10/15/48)	323	407,403
5.70%, 09/30/43 (Call 03/30/43)	640	860,364
VEREIT Operating Partnership LP, 2.85%, 12/15/32
(Call 09/15/32)	1,060	1,121,490
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)(b)	425	464,609
WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(a)	377	421,371
Welltower Inc.
4.95%, 09/01/48 (Call 03/01/48)	500	646,543
5.13%, 03/15/43 (Call 09/15/42)	390	492,293
6.50%, 03/15/41 (Call 09/15/40)(b)	350	508,431
Weyerhaeuser Co.
6.88%, 12/15/33	137	191,425
7.38%, 03/15/32	1,482	2,138,503
WP Carey Inc., 2.25%, 04/01/33 (Call 01/01/33)	664	648,889

		42,194,055

Retail — 2.8%
7-Eleven Inc.
2.50%, 02/10/41 (Call 09/10/40)(a)	814	764,621
2.80%, 02/10/51 (Call 08/10/50)(a)	1,444	1,365,733
Alimentation Couche-Tard Inc.
3.44%, 05/13/41 (Call 11/13/40)(a)	486	510,564
3.63%, 05/13/51 (Call 11/13/50)(a)	95	101,272
3.80%, 01/25/50 (Call 07/25/49)(a)	776	849,445
4.50%, 07/26/47 (Call 01/26/47)(a)	220	264,616
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)(b)	325	352,592
Costco Wholesale Corp., 1.75%, 04/20/32 (Call 01/20/32)(b)	1,391	1,386,041
Darden Restaurants Inc., 4.55%, 02/15/48
(Call 08/15/47)(b)	280	328,042
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	786	942,621
Home Depot Inc. (The)
2.38%, 03/15/51 (Call 09/15/50)	1,235	1,156,742
3.13%, 12/15/49 (Call 06/15/49)	1,262	1,353,243
3.30%, 04/15/40 (Call 10/15/39)	1,354	1,500,812
3.35%, 04/15/50 (Call 10/15/49)	1,545	1,719,157
3.50%, 09/15/56 (Call 03/15/56)	781	895,211
3.90%, 06/15/47 (Call 12/15/46)	727	874,343
4.20%, 04/01/43 (Call 10/01/42)	1,077	1,330,794
4.25%, 04/01/46 (Call 10/01/45)	1,095	1,385,834
4.40%, 03/15/45 (Call 09/15/44)	525	671,832
4.50%, 12/06/48 (Call 06/06/48)	1,374	1,804,369
4.88%, 02/15/44 (Call 08/15/43)	1,058	1,428,020
5.40%, 09/15/40 (Call 03/15/40)	595	826,959

Security	Par (000)	Value

Retail (continued)
5.88%, 12/16/36	$1,505	$2,158,244
5.95%, 04/01/41 (Call 10/01/40)	955	1,399,082
Kohl's Corp., 5.55%, 07/17/45 (Call 01/17/45)	335	415,839
Lowe's Companies Inc.
3.00%, 10/15/50 (Call 04/15/50)	1,619	1,628,924
3.50%, 04/01/51 (Call 10/01/50)	675	734,018
3.70%, 04/15/46 (Call 10/15/45)	1,274	1,423,023
4.05%, 05/03/47 (Call 11/03/46)	532	622,269
4.38%, 09/15/45 (Call 03/15/45)	563	682,000
4.55%, 04/05/49 (Call 10/05/48)	557	700,566
4.65%, 04/15/42 (Call 10/15/41)(b)	599	748,230
5.00%, 04/15/40 (Call 10/15/39)	435	563,090
5.00%, 09/15/43 (Call 03/15/43)	30	37,462
5.13%, 04/15/50 (Call 10/15/49)	175	239,788
5.50%, 10/15/35(b)	15	19,805
5.80%, 10/15/36	100	133,428
McDonald's Corp.
3.63%, 05/01/43(b)	376	420,902
3.63%, 09/01/49 (Call 03/01/49)	1,298	1,458,204
3.70%, 02/15/42(b)	706	794,188
4.20%, 04/01/50 (Call 10/01/49)(b)	782	959,448
4.45%, 03/01/47 (Call 09/01/46)	710	885,978
4.45%, 09/01/48 (Call 03/01/48)	785	983,468
4.60%, 05/26/45 (Call 11/26/44)	580	734,518
4.70%, 12/09/35 (Call 06/09/35)	824	1,026,743
4.88%, 07/15/40	334	429,350
4.88%, 12/09/45 (Call 06/09/45)	1,246	1,639,245
5.70%, 02/01/39	294	412,160
6.30%, 10/15/37	518	747,900
6.30%, 03/01/38	797	1,158,070
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	35	34,800
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	549	587,264
3.50%, 11/15/50 (Call 05/15/50)	1,072	1,174,979
3.75%, 12/01/47 (Call 06/01/47)(b)	435	486,406
4.30%, 06/15/45 (Call 12/10/44)	415	499,130
4.45%, 08/15/49 (Call 02/15/49)	851	1,072,469
4.50%, 11/15/48 (Call 05/15/48)	965	1,218,863
Target Corp.
3.63%, 04/15/46	375	449,934
3.90%, 11/15/47 (Call 05/15/47)	532	670,957
4.00%, 07/01/42	952	1,194,377
6.35%, 11/01/32(b)	85	121,038
6.50%, 10/15/37	195	301,173
7.00%, 01/15/38	475	769,756
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)(b)	424	581,171
TJX Companies Inc. (The), 4.50%, 04/15/50
(Call 10/15/49)	859	1,149,234
Walmart Inc.
2.95%, 09/24/49 (Call 03/24/49)(b)	390	421,009
3.63%, 12/15/47 (Call 06/15/47)	953	1,127,549
3.95%, 06/28/38 (Call 12/28/37)	1,409	1,710,158
4.00%, 04/11/43 (Call 10/11/42)	553	676,839
4.05%, 06/29/48 (Call 12/29/47)	2,550	3,228,241
4.30%, 04/22/44 (Call 10/22/43)	570	725,890
4.75%, 10/02/43 (Call 04/02/43)	540	716,701
4.88%, 07/08/40	240	320,744
5.00%, 10/25/40	605	820,261
5.25%, 09/01/35(b)	1,767	2,432,891
5.63%, 04/01/40	637	922,573

200	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.63%, 04/15/41	$710	$1,038,385
6.20%, 04/15/38	865	1,295,611
6.50%, 08/15/37	787	1,200,020

		71,917,228

Semiconductors — 1.8%
Analog Devices Inc.
4.50%, 12/05/36 (Call 06/05/36)	350	421,966
5.30%, 12/15/45 (Call 06/15/45)(b)	165	226,579
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	781	783,573
4.35%, 04/01/47 (Call 10/01/46)	768	984,122
5.10%, 10/01/35 (Call 04/01/35)(b)	428	570,095
5.85%, 06/15/41	783	1,162,616
Broadcom Inc.
2.60%, 02/15/33 (Call 11/15/32)(a)	1,607	1,591,477
3.42%, 04/15/33 (Call 01/15/33)(a)	425	450,971
3.47%, 04/15/34 (Call 01/15/34)(a)	912	965,541
3.50%, 02/15/41 (Call 08/15/40)(a)	3,261	3,360,277
3.75%, 02/15/51 (Call 08/15/50)(a)	1,936	2,015,167
4.30%, 11/15/32 (Call 08/15/32)	1,745	1,996,986
Intel Corp.
2.80%, 08/12/41 (Call 02/12/41)	60	60,854
3.05%, 08/12/51 (Call 02/12/51)	35	36,083
3.10%, 02/15/60 (Call 08/15/59)	408	416,515
3.20%, 08/12/61 (Call 02/12/61)	60	62,191
3.25%, 11/15/49 (Call 05/15/49)	1,880	2,007,962
3.73%, 12/08/47 (Call 06/08/47)(b)	1,860	2,129,246
4.00%, 12/15/32	1,103	1,334,758
4.10%, 05/19/46 (Call 11/19/45)	1,195	1,445,195
4.10%, 05/11/47 (Call 11/11/46)	879	1,060,000
4.25%, 12/15/42	325	403,140
4.60%, 03/25/40 (Call 09/25/39)(b)	887	1,124,774
4.75%, 03/25/50 (Call 09/25/49)(b)	1,643	2,199,453
4.80%, 10/01/41(b)	748	978,228
4.90%, 07/29/45 (Call 01/29/45)	681	914,543
4.95%, 03/25/60 (Call 09/25/59)	803	1,131,027
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	784	856,638
5.00%, 03/15/49 (Call 09/15/48)	425	582,844
5.65%, 11/01/34 (Call 07/01/34)(b)	24	30,750
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	517	532,547
3.13%, 06/15/60 (Call 12/15/59)	454	479,083
4.88%, 03/15/49 (Call 09/15/48)	659	910,308
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	850	967,105
3.50%, 04/01/50 (Call 10/01/49)	1,553	1,781,900
3.70%, 04/01/60 (Call 10/01/59)	477	568,889
NXP BV/NXP Funding LLC/NXP USA Inc., 3.25%, 05/11/41 (Call 11/11/40)(a)	1,590	1,706,044
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	874	843,933
3.25%, 05/20/50 (Call 11/20/49)(b)	1,027	1,127,244
4.30%, 05/20/47 (Call 11/20/46)	744	946,487
4.65%, 05/20/35 (Call 11/20/34)	874	1,109,295
4.80%, 05/20/45 (Call 11/20/44)	1,700	2,277,028

Security	Par (000)	Value

Semiconductors (continued)
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	$1,260	$1,525,228
4.15%, 05/15/48 (Call 11/15/47)(b)	1,270	1,609,727

		47,688,389

Software — 2.7%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	1,044	932,154
4.50%, 06/15/47 (Call 12/15/46)	390	483,385
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	476	473,096
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)	935	973,531
4.50%, 08/15/46 (Call 02/15/46)	40	49,696
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	400	508,350
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	1,368	1,673,785
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	6,275	6,259,881
2.68%, 06/01/60 (Call 12/01/59)	2,288	2,309,137
2.92%, 03/17/52 (Call 09/17/51)	6,190	6,656,465
3.04%, 03/17/62 (Call 09/17/61)	2,299	2,495,032
3.45%, 08/08/36 (Call 02/08/36)	995	1,163,866
3.50%, 02/12/35 (Call 08/12/34)(b)	1,866	2,196,319
3.50%, 11/15/42	150	176,313
3.70%, 08/08/46 (Call 02/08/46)	1,095	1,331,898
3.75%, 02/12/45 (Call 08/12/44)	435	530,983
3.95%, 08/08/56 (Call 02/08/56)	421	534,607
4.10%, 02/06/37 (Call 08/06/36)	1,380	1,724,566
4.20%, 11/03/35 (Call 05/03/35)	215	269,972
4.25%, 02/06/47 (Call 08/06/46)	879	1,158,062
4.50%, 10/01/40	390	517,629
4.50%, 02/06/57 (Call 08/06/56)	475	661,802
4.75%, 11/03/55 (Call 05/03/55)	100	142,692
5.30%, 02/08/41	660	955,277
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	2,521	2,676,265
3.60%, 04/01/50 (Call 10/01/49)	3,480	3,629,713
3.65%, 03/25/41 (Call 09/25/40)	1,399	1,495,060
3.80%, 11/15/37 (Call 05/15/37)	1,606	1,758,760
3.85%, 07/15/36 (Call 01/15/36)	1,046	1,159,926
3.85%, 04/01/60 (Call 10/01/59)	3,076	3,305,733
3.90%, 05/15/35 (Call 11/15/34)	1,194	1,341,680
3.95%, 03/25/51 (Call 09/25/50)	2,515	2,777,554
4.00%, 07/15/46 (Call 01/15/46)	2,509	2,763,150
4.00%, 11/15/47 (Call 05/15/47)	2,014	2,222,813
4.10%, 03/25/61 (Call 09/25/60)	994	1,126,622
4.13%, 05/15/45 (Call 11/15/44)	1,710	1,916,617
4.30%, 07/08/34 (Call 01/08/34)	1,512	1,757,732
4.38%, 05/15/55 (Call 11/15/54)	1,114	1,311,964
4.50%, 07/08/44 (Call 01/08/44)	866	1,022,933
5.38%, 07/15/40	1,993	2,579,601
6.13%, 07/08/39	965	1,331,719
6.50%, 04/15/38	1,111	1,581,296
salesforce.com Inc.
2.70%, 07/15/41 (Call 01/15/41)	530	540,715
2.90%, 07/15/51 (Call 01/15/51)	745	765,806
3.05%, 07/15/61 (Call 01/15/61)	360	374,867

		71,619,024

Telecommunications — 7.0%
America Movil SAB de CV
4.38%, 07/16/42	1,203	1,464,171

S C H E D U L E O F I N V E S T M E N T S	201

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.38%, 04/22/49 (Call 10/22/48)	$1,185	$1,487,939
6.13%, 11/15/37	176	245,235
6.13%, 03/30/40	2,081	2,985,673
6.38%, 03/01/35	316	452,183
AT&T Inc.
2.25%, 02/01/32 (Call 11/01/31)	1,872	1,860,271
2.55%, 12/01/33 (Call 09/01/33)(a)	2,980	2,995,153
3.10%, 02/01/43 (Call 08/01/42)	2,215	2,194,234
3.30%, 02/01/52 (Call 08/01/51)	1,905	1,896,963
3.50%, 06/01/41 (Call 12/01/40)(b)	2,204	2,322,336
3.50%, 09/15/53 (Call 03/15/53)(a)	6,158	6,325,529
3.50%, 02/01/61 (Call 08/01/60)(b)	1,370	1,360,479
3.55%, 09/15/55 (Call 03/15/55)(a)	6,194	6,337,999
3.65%, 06/01/51 (Call 12/01/50)(b)	2,710	2,858,232
3.65%, 09/15/59 (Call 03/15/59)(a)	5,270	5,421,475
3.80%, 12/01/57 (Call 06/01/57)(a)	4,806	5,111,622
3.85%, 06/01/60 (Call 12/01/59)	1,196	1,275,447
4.30%, 12/15/42 (Call 06/15/42)	1,520	1,756,790
4.35%, 06/15/45 (Call 12/15/44)	1,135	1,314,841
4.50%, 05/15/35 (Call 11/15/34)	1,880	2,229,261
4.50%, 03/09/48 (Call 09/09/47)	1,695	2,007,444
4.55%, 03/09/49 (Call 09/09/48)	539	643,498
4.65%, 06/01/44 (Call 12/01/43)	720	864,784
4.75%, 05/15/46 (Call 11/15/45)	1,757	2,146,778
4.80%, 06/15/44 (Call 12/15/43)	280	341,188
4.85%, 03/01/39 (Call 09/01/38)	796	976,675
4.85%, 07/15/45 (Call 01/15/45)	530	656,755
4.90%, 08/15/37 (Call 02/14/37)	1,055	1,308,647
4.90%, 06/15/42	685	856,543
5.15%, 03/15/42	245	312,012
5.15%, 11/15/46 (Call 05/15/46)(b)	200	257,180
5.15%, 02/15/50 (Call 08/14/49)	935	1,211,822
5.25%, 03/01/37 (Call 09/01/36)	1,575	1,997,529
5.35%, 09/01/40	1,060	1,374,928
5.45%, 03/01/47 (Call 09/01/46)(b)	541	719,576
5.55%, 08/15/41	25	33,247
5.65%, 02/15/47 (Call 08/15/46)	390	530,484
5.70%, 03/01/57 (Call 09/01/56)	355	500,100
6.00%, 08/15/40 (Call 05/15/40)	250	345,230
6.15%, 09/15/34	255	344,435
6.20%, 03/15/40	100	136,486
6.25%, 03/29/41(b)	75	106,868
6.30%, 01/15/38(b)	253	359,847
6.38%, 03/01/41	515	748,982
6.45%, 06/15/34	200	268,214
Bell Canada
4.30%, 07/29/49 (Call 01/29/49)(b)	697	845,468
4.46%, 04/01/48 (Call 10/01/47)(b)	856	1,061,293
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	541	598,580
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	330	341,188
British Telecommunications PLC, 4.25%, 11/08/49 (Call 05/08/49)(a)	436	483,534
Cisco Systems Inc.
5.50%, 01/15/40	1,519	2,145,283
5.90%, 02/15/39	2,146	3,122,460
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	144	166,006
4.38%, 11/15/57 (Call 05/15/57)	683	838,606
4.70%, 03/15/37	101	122,642
4.75%, 03/15/42	306	389,087

Security	Par (000)	Value

Telecommunications (continued)
5.35%, 11/15/48 (Call 05/15/48)	$627	$873,498
5.45%, 11/15/79 (Call 05/15/79)	987	1,399,842
5.75%, 08/15/40(b)	405	557,796
5.85%, 11/15/68 (Call 05/15/68)(b)	160	240,197
7.25%, 08/15/36 (Call 08/15/26)	150	184,888
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)	1,112	1,204,382
Deutsche Telekom International Finance BV
4.75%, 06/21/38 (Call 12/21/37)(a)	337	414,313
4.88%, 03/06/42(a)(b)	720	905,055
9.25%, 06/01/32	602	986,081
Juniper Networks Inc., 5.95%, 03/15/41	675	911,907
Motorola Solutions Inc., 5.50%, 09/01/44	391	513,977
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)(b)	550	678,563
Orange SA
5.38%, 01/13/42	826	1,127,781
5.50%, 02/06/44 (Call 08/06/43)	534	755,878
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	911	967,122
4.30%, 02/15/48 (Call 08/15/47)	276	317,299
4.35%, 05/01/49 (Call 11/01/48)	1,105	1,295,370
4.50%, 03/15/43 (Call 09/15/42)	605	708,236
5.00%, 03/15/44 (Call 09/15/43)	931	1,163,710
5.45%, 10/01/43 (Call 04/01/43)(b)	526	691,897
7.50%, 08/15/38(b)	410	631,866
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)(b)	442	516,355
SES SA, 5.30%, 04/04/43(a)(b)	335	391,125
Telefonica Emisiones SA
4.67%, 03/06/38	394	464,525
4.90%, 03/06/48	1,305	1,593,177
5.21%, 03/08/47	2,080	2,609,191
5.52%, 03/01/49 (Call 09/01/48)	735	969,390
7.05%, 06/20/36	1,918	2,782,223
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)	340	414,072
4.60%, 11/16/48 (Call 05/16/48)	609	785,159
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	881	876,683
3.00%, 02/15/41 (Call 08/15/40)	2,440	2,423,640
3.30%, 02/15/51 (Call 08/15/50)(b)	2,818	2,826,341
3.40%, 10/15/52 (Call 04/15/52)(a)	300	304,452
3.60%, 11/15/60 (Call 05/15/60)	1,075	1,100,424
3.60%, 11/15/60 (Call 05/15/60)(a)	275	281,504
4.38%, 04/15/40 (Call 10/15/39)	895	1,042,702
4.50%, 04/15/50 (Call 10/15/49)	2,817	3,377,724
Verizon Communications Inc.
2.65%, 11/20/40 (Call 05/20/40)	2,804	2,720,546
2.88%, 11/20/50 (Call 05/20/50)	2,345	2,259,100
2.99%, 10/30/56 (Call 04/30/56)	4,032	3,889,718
3.00%, 11/20/60 (Call 05/20/60)	1,757	1,691,988
3.40%, 03/22/41 (Call 09/22/40)	3,510	3,760,577
3.55%, 03/22/51 (Call 09/22/50)	3,836	4,167,814
3.70%, 03/22/61 (Call 09/22/60)	2,681	2,947,791
3.85%, 11/01/42 (Call 05/01/42)	1,190	1,359,620
4.00%, 03/22/50 (Call 09/22/49)	1,415	1,642,346
4.13%, 08/15/46	1,115	1,308,503
4.27%, 01/15/36	2,345	2,803,582
4.40%, 11/01/34 (Call 05/01/34)	1,960	2,359,651
4.50%, 08/10/33	2,625	3,176,774
4.52%, 09/15/48(b)	2,905	3,649,059
4.67%, 03/15/55	1,400	1,825,864

202	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.75%, 11/01/41	$798	$999,666
4.81%, 03/15/39	1,315	1,667,941
4.86%, 08/21/46	2,916	3,796,167
5.01%, 04/15/49	994	1,327,297
5.01%, 08/21/54	435	598,984
5.25%, 03/16/37	1,302	1,725,156
5.85%, 09/15/35	490	675,504
6.40%, 09/15/33	20	27,546
Vodafone Group PLC
4.25%, 09/17/50(b)	1,065	1,253,442
4.38%, 02/19/43	575	680,590
4.88%, 06/19/49	1,341	1,722,895
5.00%, 05/30/38(b)	1,227	1,564,345
5.13%, 06/19/59	528	703,970
5.25%, 05/30/48	2,498	3,327,569
6.15%, 02/27/37	1,431	2,000,085
6.25%, 11/30/32(b)	480	652,184

		182,633,851

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	240	293,036
6.35%, 03/15/40	527	738,647

		1,031,683

Transportation — 3.3%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	525	553,155
3.30%, 09/15/51 (Call 03/15/51)	926	1,015,080
3.55%, 02/15/50 (Call 08/15/49)	320	363,422
3.90%, 08/01/46 (Call 02/01/46)	650	765,983
4.05%, 06/15/48 (Call 12/15/47)	793	965,532
4.13%, 06/15/47 (Call 12/15/46)	500	610,125
4.15%, 04/01/45 (Call 10/01/44)	723	884,787
4.15%, 12/15/48 (Call 06/15/48)(b)	400	497,842
4.38%, 09/01/42 (Call 03/01/42)	670	834,413
4.40%, 03/15/42 (Call 09/15/41)	460	573,897
4.45%, 03/15/43 (Call 09/15/42)(b)	506	648,097
4.55%, 09/01/44 (Call 03/01/44)(b)	866	1,107,382
4.70%, 09/01/45 (Call 03/01/45)	235	308,908
4.90%, 04/01/44 (Call 10/01/43)	725	971,819
4.95%, 09/15/41 (Call 03/15/41)	431	572,408
5.05%, 03/01/41 (Call 09/01/40)	591	787,290
5.15%, 09/01/43 (Call 03/01/43)	846	1,163,176
5.40%, 06/01/41 (Call 12/01/40)	350	484,389
5.75%, 05/01/40 (Call 11/01/39)	779	1,105,019
6.15%, 05/01/37	405	588,795
6.20%, 08/15/36	245	356,438
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	640	592,554
3.20%, 08/02/46 (Call 02/02/46)(b)	498	525,555
3.50%, 11/15/42 (Call 05/14/42)	25	26,534
3.65%, 02/03/48 (Call 08/03/47)(b)	605	684,855
4.45%, 01/20/49 (Call 07/20/48)(b)	536	687,654
4.50%, 11/07/43 (Call 05/07/43)	50	60,754
6.20%, 06/01/36(b)	500	715,075
6.25%, 08/01/34	265	377,234
6.38%, 11/15/37(b)	511	744,178
6.71%, 07/15/36(b)	370	547,938
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	511	632,813

Security	Par (000)	Value

Transportation (continued)
4.80%, 08/01/45 (Call 02/01/45)(b)	$214	$276,304
5.75%, 03/15/33(b)	355	469,191
5.75%, 01/15/42	585	801,699
5.95%, 05/15/37	501	689,419
6.13%, 09/15/2115 (Call 03/15/2115)	704	1,110,921
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	553	510,529
3.35%, 09/15/49 (Call 03/15/49)	465	500,801
3.80%, 11/01/46 (Call 05/01/46)	413	475,243
3.80%, 04/15/50 (Call 10/15/49)	435	504,813
3.95%, 05/01/50 (Call 11/01/49)(b)	565	672,301
4.10%, 03/15/44 (Call 09/15/43)	750	889,202
4.25%, 11/01/66 (Call 05/01/66)(b)	423	526,498
4.30%, 03/01/48 (Call 09/01/47)	952	1,177,701
4.40%, 03/01/43 (Call 09/01/42)(b)	405	496,688
4.50%, 03/15/49 (Call 09/15/48)	489	623,429
4.50%, 08/01/54 (Call 02/01/54)(b)	356	457,360
4.65%, 03/01/68 (Call 09/01/67)	280	370,485
4.75%, 05/30/42 (Call 11/30/41)	561	716,862
4.75%, 11/15/48 (Call 05/15/48)	170	223,474
5.50%, 04/15/41 (Call 10/15/40)	120	164,357
6.00%, 10/01/36	654	915,173
6.15%, 05/01/37	886	1,254,208
6.22%, 04/30/40(b)	687	1,009,043
Empresa de los Ferrocarriles del Estado, 3.07%, 08/18/50 (Call 02/18/50)(a)	475	435,010
Empresa de Transporte de Pasajeros Metro SA
4.70%, 05/07/50 (Call 11/07/49)(a)	883	1,071,918
5.00%, 01/25/47 (Call 07/25/46)(a)	640	784,128
FedEx Corp.
3.25%, 05/15/41 (Call 11/15/40)	1,000	1,042,748
3.88%, 08/01/42	627	708,947
3.90%, 02/01/35	688	791,074
4.05%, 02/15/48 (Call 08/15/47)	954	1,107,634
4.10%, 04/15/43	162	186,817
4.10%, 02/01/45	654	755,419
4.40%, 01/15/47 (Call 07/15/46)(b)	730	885,255
4.50%, 02/01/65	240	289,541
4.55%, 04/01/46 (Call 10/01/45)	971	1,190,764
4.75%, 11/15/45 (Call 05/15/45)	1,060	1,336,417
4.90%, 01/15/34(b)	277	347,344
4.95%, 10/17/48 (Call 04/17/48)	942	1,241,920
5.10%, 01/15/44	830	1,087,428
5.25%, 05/15/50 (Call 11/15/49)(b)	327	450,627
Kansas City Southern
3.50%, 05/01/50 (Call 11/01/49)	678	725,630
4.20%, 11/15/69 (Call 05/15/69)(b)	181	213,116
4.30%, 05/15/43 (Call 11/15/42)	836	986,385
4.70%, 05/01/48 (Call 11/01/47)	693	864,955
4.95%, 08/15/45 (Call 02/15/45)	132	167,643
Norfolk Southern Corp.
2.90%, 08/25/51 (Call 02/25/51)	700	696,130
3.05%, 05/15/50 (Call 11/15/49)(b)	833	851,514
3.16%, 05/15/55 (Call 11/15/54)	835	860,928
3.40%, 11/01/49 (Call 05/01/49)	415	445,148
3.94%, 11/01/47 (Call 05/01/47)(b)	651	758,336
3.95%, 10/01/42 (Call 04/01/42)	615	721,683
4.05%, 08/15/52 (Call 02/15/52)	528	630,380
4.10%, 05/15/49 (Call 11/15/48)	590	713,632
4.10%, 05/15/2121 (Call 11/15/2120)	510	587,396

S C H E D U L E O F I N V E S T M E N T S	203

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.15%, 02/28/48 (Call 08/28/47)	$550	$656,500
4.45%, 06/15/45 (Call 12/15/44)	230	286,893
4.65%, 01/15/46 (Call 07/15/45)	626	802,571
4.84%, 10/01/41	690	900,945
Pelabuhan Indonesia II PT, 5.38%, 05/05/45(a)(b)	490	588,612
Polar Tankers Inc., 5.95%, 05/10/37(a)	315	397,186
TTX Co.
3.90%, 02/01/45 (Call 08/01/44)(a)	100	116,340
4.20%, 07/01/46 (Call 01/01/46)(a)	335	406,491
4.60%, 02/01/49 (Call 08/01/48)(a)(b)	265	351,810
Union Pacific Corp.
2.89%, 04/06/36 (Call 01/06/36)(a)	670	703,965
2.97%, 09/16/62 (Call 03/16/62)	1,040	1,026,099
3.20%, 05/20/41 (Call 11/20/40)	665	709,985
3.25%, 02/05/50 (Call 08/05/49)	1,710	1,822,292
3.35%, 08/15/46 (Call 02/15/46)(b)	79	83,906
3.38%, 02/01/35 (Call 08/01/34)	395	437,881
3.55%, 08/15/39 (Call 02/15/39)	739	833,349
3.55%, 05/20/61 (Call 11/20/60)	221	244,571
3.60%, 09/15/37 (Call 03/15/37)	776	879,183
3.75%, 02/05/70 (Call 08/05/69)	615	700,535
3.80%, 10/01/51 (Call 04/01/51)	458	533,059
3.80%, 04/06/71 (Call 10/06/70)(a)	440	504,286
3.84%, 03/20/60 (Call 09/20/59)	833	969,896
3.88%, 02/01/55 (Call 08/01/54)	625	722,371
3.95%, 08/15/59 (Call 02/15/59)	483	573,121
4.00%, 04/15/47 (Call 10/15/46)	565	669,117
4.05%, 11/15/45 (Call 05/15/45)(b)	376	443,296
4.05%, 03/01/46 (Call 09/01/45)	615	718,479
4.10%, 09/15/67 (Call 03/15/67)	743	896,165
4.30%, 03/01/49 (Call 09/01/48)	683	838,972
4.50%, 09/10/48 (Call 03/10/48)	505	646,472
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	90	101,880
3.40%, 09/01/49 (Call 03/01/49)	670	760,434
3.63%, 10/01/42	830	970,408
3.75%, 11/15/47 (Call 05/15/47)	1,033	1,240,054
4.25%, 03/15/49 (Call 09/15/48)	578	738,783
4.88%, 11/15/40 (Call 05/15/40)	650	867,827
5.20%, 04/01/40 (Call 10/01/39)	749	1,022,515
5.30%, 04/01/50 (Call 10/01/49)(b)	1,147	1,702,060
6.20%, 01/15/38	821	1,221,468

		86,614,446

Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	730	700,850
4.50%, 03/30/45 (Call 09/30/44)(b)	150	177,671
5.20%, 03/15/44 (Call 09/15/43)(b)	359	465,406

		1,343,927

Security	Par/ Shares (000)	Value

Water — 0.2%
American Water Capital Corp.
3.25%, 06/01/51 (Call 12/01/50)	$400	$426,926
3.45%, 05/01/50 (Call 11/01/49)	320	351,173
3.75%, 09/01/47 (Call 03/01/47)	139	159,560
4.00%, 12/01/46 (Call 06/01/46)	445	530,987
4.15%, 06/01/49 (Call 12/01/48)	610	745,388
4.20%, 09/01/48 (Call 03/01/48)	419	515,659
4.30%, 12/01/42 (Call 06/01/42)	171	211,581
4.30%, 09/01/45 (Call 03/01/45)	441	542,800
6.59%, 10/15/37	622	932,549
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)(b)	684	718,292
4.28%, 05/01/49 (Call 11/01/48)(b)	270	325,251
Veolia Environnement SA, 6.75%, 06/01/38	53	80,235

		5,540,401

Total Corporate Bonds & Notes — 98.2% (Cost: $2,491,365,557)		2,568,656,701

Short-Term Investments

Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	174,940	175,027,062
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	14,547	14,547,000

		189,574,062

Total Short-Term Investments — 7.2% (Cost: $189,517,687)		189,574,062

Total Investments in Securities — 105.4% (Cost: $2,680,883,244)		2,758,230,763

Other Assets, Less Liabilities — (5.4)%		(141,642,874)

Net Assets — 100.0%		$2,616,587,889

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

204	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$144,211,933	$30,830,805	(a)	$—		$(6,668)	$(9,008)	$175,027,062	174,940	$141,545	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	36,087,000	—		(21,540,000	)(a)	—	—	14,547,000	14,547	908		—

						$(6,668)	$(9,008)	$189,574,062		$142,453		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,568,656,701	$—	$2,568,656,701
Money Market Funds	189,574,062	—	—	189,574,062

	$189,574,062	$2,568,656,701	$—	$2,758,230,763

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	205

Statements of Assets and Liabilities (unaudited)

August 31, 2021

	iShares BBB Rated Corporate Bond ETF	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$73,661,629	$5,889,362,855	$25,109,237,945	$11,807,211,834
Affiliated(c)	5,253,345	525,506,521	1,341,092,226	1,296,621,852
Cash	9,908	1,427,760	3,604,837	3,599,310
Receivables:
Investments sold	525,312	16,403,619	76,105,935	203,860
Securities lending income — Affiliated	253	62,461	145,474	150,011
Capital shares sold	—	3,201,826	1,977,986	929,773
Dividends	12	208	876	407
Interest	688,093	52,868,027	194,716,734	100,822,453

Total assets	80,138,552	6,488,833,277	26,726,882,013	13,209,539,500

LIABILITIES
Collateral on securities loaned, at value	2,093,460	468,524,599	1,110,199,368	1,137,528,091
Payables:
Investments purchased	577,536	12,877,297	154,026,008	26,263,593
Capital shares redeemed	—	—	—	203,859
Investment advisory fees	9,854	197,362	1,184,585	556,500

Total liabilities	2,680,850	481,599,258	1,265,409,961	1,164,552,043

NET ASSETS	$77,457,702	$6,007,234,019	$25,461,472,052	$12,044,987,457

NET ASSETS CONSIST OF:
Paid-in capital	$75,080,638	$5,800,307,933	$24,969,495,137	$11,658,273,010
Accumulated earnings	2,377,064	206,926,086	491,976,915	386,714,447

NET ASSETS	$77,457,702	$6,007,234,019	$25,461,472,052	$12,044,987,457

Shares outstanding	750,000	98,550,000	464,650,000	198,150,000

Net asset value	$103.28	$60.96	$54.80	$60.79

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$2,025,927	$452,471,612	$1,078,383,091	$1,100,282,851
(b) Investments, at cost — Unaffiliated	$71,506,773	$5,776,357,757	$24,791,547,001	$11,589,180,041
(c) Investments, at cost — Affiliated	$5,253,345	$525,375,631	$1,340,787,514	$1,296,343,063

See notes to financial statements.

206	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

August 31, 2021

iShares 10+ Year Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,568,656,701
Affiliated(c)	189,574,062
Cash	392,696
Receivables:
Investments sold	6,287,298
Securities lending income — Affiliated	23,967
Capital shares sold	923,925
Dividends	54
Interest	26,250,708

Total assets	2,792,109,411

LIABILITIES
Collateral on securities loaned, at value	174,964,280
Payables:
Investments purchased	436,510
Investment advisory fees	120,732

Total liabilities	175,521,522

NET ASSETS	$2,616,587,889

NET ASSETS CONSIST OF:
Paid-in capital	$2,498,126,428
Accumulated earnings	118,461,461

NET ASSETS	$2,616,587,889

Shares outstanding	36,800,000

Net asset value	$71.10

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$169,033,470
(b) Investments, at cost — Unaffiliated	$2,491,365,557
(c) Investments, at cost — Affiliated	$189,517,687

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	207

Statements of Operations (unaudited)

Six Months Ended August 31, 2021

	iShares BBB Rated Corporate Bond ETF	(a)	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$43		$2,269	$12,400	$3,730
Interest — Unaffiliated	477,974		67,521,927	203,162,846	131,429,290
Securities lending income — Affiliated — net	390		403,480	1,003,849	913,588
Other income — Unaffiliated	—		21,505	12,909	26,119

Total investment income	478,407		67,949,181	204,192,004	132,372,727

EXPENSES
Investment advisory fees	33,151		1,267,710	7,054,928	3,218,104
Miscellaneous	—		173	173	173

Total expenses	33,151		1,267,883	7,055,101	3,218,277

Net investment income	445,256		66,681,298	197,136,903	129,154,450

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	95,434		2,982,736	56,624,019	31,465,628
Investments — Affiliated	(115)		(10,960)	(51,569)	(33,329)
In-kind redemptions — Unaffiliated	—		85,477,336	118,915,956	118,873,752

Net realized gain	95,319		88,449,112	175,488,406	150,306,051

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	2,154,856		(3,214,143)	(192,026,132)	(51,263,886)
Investments — Affiliated	—		(31,211)	(62,556)	(57,879)

Net change in unrealized appreciation (depreciation)	2,154,856		(3,245,354)	(192,088,688)	(51,321,765)

Net realized and unrealized gain (loss)	2,250,175		85,203,758	(16,600,282)	98,984,286

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,695,431		$151,885,056	$180,536,621	$228,138,736

(a)	For the period from May 18, 2021 (commencement of operations) to August 31, 2021.

See notes to financial statements.

208	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended August 31, 2021

iShares 10+ Year Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$908
Interest — Unaffiliated	41,138,551
Securities lending income — Affiliated — net	141,545
Other income — Unaffiliated	21,008

Total investment income	41,302,012

EXPENSES
Investment advisory fees	707,663
Miscellaneous	173

Total expenses	707,836

Net investment income	40,594,176

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,638,675)
Investments — Affiliated	(6,668)
In-kind redemptions — Unaffiliated	52,606,596

Net realized gain	50,961,253

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	40,302,497
Investments — Affiliated	(9,008)

Net change in unrealized appreciation (depreciation)	40,293,489

Net realized and unrealized gain	91,254,742

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,848,918

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	209

Statements of Changes in Net Assets

	iShares BBB Rated Corporate Bond ETF		iShares Broad USD Investment Grade Corporate Bond ETF

	Period From 05/18/21 to 08/31/21 (unaudited)	(a)	Six Months Ended 08/31/21 (unaudited )	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$445,256		$66,681,298	$143,026,508
Net realized gain	95,319		88,449,112	138,578,264
Net change in unrealized appreciation (depreciation)	2,154,856		(3,245,354)	(147,588,207)

Net increase in net assets resulting from operations	2,695,431		151,885,056	134,016,565

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(318,367)		(68,414,543)	(143,976,779)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	75,080,638		10,505,656	1,645,958,827

NET ASSETS
Total increase in net assets	77,457,702		93,976,169	1,635,998,613
Beginning of period	—		5,913,257,850	4,277,259,237

End of period	$77,457,702		$6,007,234,019	$5,913,257,850

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

210	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares 1-5 Year Investment Grade Corporate Bond ETF		iShares 5-10 Year Investment Grade Corporate Bond ETF

	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$197,136,903	$413,231,281	$129,154,450	$271,677,566
Net realized gain	175,488,406	122,682,200	150,306,051	350,226,181
Net change in unrealized appreciation (depreciation)	(192,088,688)	66,154,956	(51,321,765)	(305,156,820)

Net increase in net assets resulting from operations	180,536,621	602,068,437	228,138,736	316,746,927

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(206,950,936)	(426,216,260)	(130,268,678)	(279,488,857)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,761,200,027	8,290,374,152	883,684,839	1,638,423,950

NET ASSETS
Total increase in net assets	2,734,785,712	8,466,226,329	981,554,897	1,675,682,020
Beginning of period	22,726,686,340	14,260,460,011	11,063,432,560	9,387,750,540

End of period	$25,461,472,052	$22,726,686,340	$12,044,987,457	$11,063,432,560

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	211

Statements of Changes in Net Assets (continued)

	iShares 10+ Year Investment Grade Corporate Bond ETF

	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$40,594,176	$68,575,631
Net realized gain	50,961,253	32,436,604
Net change in unrealized appreciation (depreciation)	40,293,489	(140,292,424)

Net increase (decrease) in net assets resulting from operations	131,848,918	(39,280,189)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(40,730,182)	(68,171,003)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	121,561,345	389,345,093

NET ASSETS
Total increase in net assets	212,680,081	281,893,901
Beginning of period	2,403,907,808	2,122,013,907

End of period	$2,616,587,889	$2,403,907,808

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

212	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares BBB Rated Corporate Bond ETF
	Period From 05/18/21 to 08/31/21 (unaudited	(a) )

Net asset value, beginning of period	$100.00

Net investment income(b)	0.59
Net realized and unrealized gain(c)	3.11

Net increase from investment operations	3.70

Distributions(d)
From net investment income	(0.42)

Total distributions	(0.42)

Net asset value, end of period	$103.28

Total Return(e)
Based on net asset value	3.71	%(f)

Ratios to Average Net Assets
Total expenses	0.15	%(g)

Net investment income	2.01	%(g)

Supplemental Data
Net assets, end of period (000)	$77,458

Portfolio turnover rate(h)	5	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	213

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Broad USD Investment Grade Corporate Bond ETF

	Six Months Ended 08/31/21 (unaudited)		Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19 (a)	Year Ended 02/28/18 (a)	Year Ended 02/28/17 (a)

Net asset value, beginning of period	$60.09		$60.20	$53.97	$54.46	$55.09	$53.84

Net investment income(b)	0.69		1.67	1.97	1.95	1.71	1.72
Net realized and unrealized gain (loss)(c)	0.89		(0.06)	6.21	(0.59)	(0.65)	1.25

Net increase from investment operations	1.58		1.61	8.18	1.36	1.06	2.97

Distributions(d)
From net investment income	(0.71)		(1.72)	(1.95)	(1.85)	(1.69)	(1.72)

Total distributions	(0.71)		(1.72)	(1.95)	(1.85)	(1.69)	(1.72)

Net asset value, end of period	$60.96		$60.09	$60.20	$53.97	$54.46	$55.09

Total Return(e)
Based on net asset value	2.68	%(f)	2.70%	15.41%	2.59%	1.92%	5.54%

Ratios to Average Net Assets
Total expenses	0.04	%(g)	0.06%	0.06%	0.08%	0.15%	0.15%

Net investment income	2.28	%(g)	2.77%	3.44%	3.65%	3.08%	3.10%

Supplemental Data
Net assets, end of period (000)	$6,007,234		$5,913,258	$4,277,259	$2,679,484	$1,475,864	$1,299,988

Portfolio turnover rate(h)	6	%(f)	13%	13%	27%	11%	12%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

214	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 1-5 Year Investment Grade Corporate Bond ETF

	Six Months Ended 08/31/21 (unaudited)		Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19 (a)	Year Ended 02/28/18 (a)	Year Ended 02/28/17 (a)

Net asset value, beginning of period	$54.88		$54.36	$52.28	$51.95	$52.60	$52.36

Net investment income(b)	0.43		1.19	1.64	1.37	0.89	0.79
Net realized and unrealized gain (loss)(c)	(0.06)		0.60	2.08	0.29	(0.66)	0.22

Net increase from investment operations	0.37		1.79	3.72	1.66	0.23	1.01

Distributions(d)
From net investment income	(0.45)		(1.27)	(1.64)	(1.33)	(0.88)	(0.77)

Total distributions	(0.45)		(1.27)	(1.64)	(1.33)	(0.88)	(0.77)

Net asset value, end of period	$54.80		$54.88	$54.36	$52.28	$51.95	$52.60

Total Return(e)
Based on net asset value	0.72	%(f)	3.32%	7.21%	3.26%	0.42%	1.93%

Ratios to Average Net Assets
Total expenses	0.06	%(g)	0.06%	0.06%	0.10%	0.20%	0.20%

Total expenses after fees waived	0.06	%(g)	0.06%	0.06%	0.09%	0.20%	0.20%

Net investment income	1.55	%(g)	2.18%	3.08%	2.64%	1.69%	1.49%

Supplemental Data
Net assets, end of period (000)	$25,461,472		$22,726,686	$14,260,460	$10,287,885	$10,918,970	$11,334,226

Portfolio turnover rate(h)	16	%(f)	29%	38%	80%	46%	35%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	215

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 5-10 Year Investment Grade Corporate Bond ETF

	Six Months Ended 08/31/21 (unaudited)		Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19 (a)	Year Ended 02/28/18 (a)	Year Ended 02/28/17 (a)

Net asset value, beginning of period	$60.34		$59.76	$53.88	$53.64	$54.53	$54.06

Net investment income(b)	0.67		1.58	2.00	1.83	1.40	1.34
Net realized and unrealized gain (loss)(c)	0.46		0.65	5.86	0.26	(0.91)	0.46

Net increase from investment operations	1.13		2.23	7.86	2.09	0.49	1.80

Distributions(d)
From net investment income	(0.68)		(1.65)	(1.98)	(1.85)	(1.38)	(1.33)

Total distributions	(0.68)		(1.65)	(1.98)	(1.85)	(1.38)	(1.33)

Net asset value, end of period	$60.79		$60.34	$59.76	$53.88	$53.64	$54.53

Total Return(e)
Based on net asset value	1.93	%(f)	3.79%	14.83%	4.01%	0.87%	3.34%

Ratios to Average Net Assets
Total expenses	0.06	%(g)	0.06%	0.06%	0.11%	0.20%	0.20%

Total expenses after fees waived	0.06	%(g)	0.06%	0.06%	0.10%	0.20%	0.20%

Net investment income	2.23	%(g)	2.64%	3.49%	3.45%	2.56%	2.44%

Supplemental Data
Net assets, end of period (000)	$12,044,987		$11,063,433	$9,387,751	$5,543,811	$7,192,788	$6,898,236

Portfolio turnover rate(h)	14	%(f)	23%	26%	86%	21%	16%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

216	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 10+ Year Investment Grade Corporate Bond ETF

	Six Months Ended 08/31/21 (unaudited)		Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of period	$68.68		$70.27	$57.73	$60.06	$59.77	$56.51

Net investment income(a)	1.10		2.31	2.54	2.56	2.48	2.48
Net realized and unrealized gain (loss)(b)	2.44		(1.57)	12.48	(2.31)	0.30	3.25

Net increase from investment operations	3.54		0.74	15.02	0.25	2.78	5.73

Distributions(c)
From net investment income	(1.12)		(2.33)	(2.48)	(2.58)	(2.49)	(2.47)

Total distributions	(1.12)		(2.33)	(2.48)	(2.58)	(2.49)	(2.47)

Net asset value, end of period	$71.10		$68.68	$70.27	$57.73	$60.06	$59.77

Total Return(d)
Based on net asset value	5.27	%(e)	1.05%	26.50%	0.53%	4.65%	10.21%

Ratios to Average Net Assets
Total expenses	0.06	%(f)	0.06%	0.06%	0.11%	0.20%	0.20%

Total expenses after fees waived	0.06	%(f)	0.06%	0.06%	0.10%	0.20%	0.20%

Net investment income	3.19	%(f)	3.32%	3.89%	4.44%	4.05%	4.10%

Supplemental Data
Net assets, end of period (000)	$2,616,588		$2,403,908	$2,122,014	$588,888	$714,682	$830,758

Portfolio turnover rate(g)	4	%(e)	10%	15%	24%	12%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	217

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
BBB Rated Corporate Bond(a)	Non-diversified
Broad USD Investment Grade Corporate Bond	Diversified
1-5 Year Investment Grade Corporate Bond	Diversified
5-10 Year Investment Grade Corporate Bond	Diversified
10+ Year Investment Grade Corporate Bond	Diversified

(a)	The Fund commenced operations on May 18, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value ("NAV") per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

218	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund's Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	219

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
BBB Rated Corporate Bond
BNP Paribas SA	$225,701	$225,701		$—	$—
BofA Securities, Inc.	382,630	382,630		—	—
Credit Suisse Securities (USA) LLC	378,391	378,391		—	—
RBC Capital Markets LLC	1,039,205	1,039,205		—	—

	$2,025,927	$2,025,927		$—	$—

Broad USD Investment Grade Corporate Bond
Barclays Bank PLC	$77,285,200	$77,285,200		$—	$—
Barclays Capital, Inc.	7,101,984	7,101,984		—	—
BMO Capital Markets Corp.	1,758,895	1,758,895		—	—
BNP Paribas SA	9,180,633	9,180,633		—	—
BofA Securities, Inc.	32,896,487	32,896,487		—	—
Citadel Clearing LLC	3,592,685	3,592,685		—	—
Citigroup Global Markets, Inc	15,789,766	15,789,766		—	—
Credit Suisse Securities (USA) LLC	14,917,171	14,917,171		—	—
Deutsche Bank Securities, Inc.	11,304,219	11,304,219		—	—
Goldman Sachs & Co. LLC	47,303,212	47,303,212		—	—
HSBC Securities (USA), Inc.	10,876,348	10,876,348		—	—
J.P. Morgan Securities LLC	115,483,465	115,483,465		—	—
Jefferies LLC	97,166	97,166		—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	3,627,280	3,627,280		—	—
Morgan Stanley	40,910,410	40,910,410		—	—
Nomura Securities International, Inc.	6,771,899	6,771,899		—	—
Pershing LLC	942,907	942,907		—	—
RBC Capital Markets LLC	26,382,326	26,382,326		—	—
Scotia Capital (USA), Inc.	4,200,553	4,200,553		—	—
State Street Bank & Trust Co.	1,858,331	1,858,331		—	—
Wells Fargo Bank N.A.	827,110	827,110		—	—
Wells Fargo Securities LLC	19,363,565	19,363,565		—	—

	$452,471,612	$452,471,612		$—	$—

1-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$92,434,321	$92,434,321		$—	$—
Barclays Capital, Inc.	11,795,954	11,795,954		—	—
BMO Capital Markets Corp.	12,456,846	12,456,846		—	—
BNP Paribas SA	37,671,725	37,671,725		—	—
BofA Securities, Inc.	148,376,132	148,376,132		—	—
Citadel Clearing LLC	1,738,368	1,738,368		—	—
Citigroup Global Markets, Inc.	34,739,270	34,739,270		—	—
Credit Suisse Securities (USA) LLC	21,079,821	21,079,821		—	—
Deutsche Bank Securities, Inc.	31,866,942	31,866,942		—	—
Goldman Sachs & Co. LLC	80,202,063	80,202,063		—	—
HSBC Securities (USA), Inc.	28,821,662	28,821,662		—	—
J.P. Morgan Securities LLC	334,792,507	334,792,507		—	—
Jefferies LLC	612,167	612,167		—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	22,914,706	22,914,706		—	—
Morgan Stanley	80,805,734	80,805,734		—	—
Nomura Securities International, Inc.	4,647,758	4,647,758		—	—
Pershing LLC	1,802,354	1,802,354		—	—
RBC Capital Markets LLC	49,531,226	49,531,226		—	—
Scotia Capital (USA), Inc.	8,674,139	8,674,139		—	—
State Street Bank & Trust Co.	14,137,291	14,137,291		—	—
Toronto Dominion Bank	3,002,520	3,002,520		—	—
UBS AG	5,186,426	5,186,426		—	—
Wells Fargo Bank N.A.	109,866	109,866		—	—
Wells Fargo Securities LLC	50,983,293	50,983,293		—	—

	$1,078,383,091	$1,078,383,091		$—	$—

220	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
5-10 Year Investment Grade Corporate Bond
Barclays Bank PLC	$273,275,494	$273,275,494		$—	$—
Barclays Capital, Inc.	13,456,127	13,456,127		—	—
BMO Capital Markets Corp.	3,378,329	3,378,329		—	—
BNP Paribas SA	23,528,430	23,528,430		—	—
BofA Securities, Inc.	91,835,705	91,835,705		—	—
Citadel Clearing LLC	6,883,153	6,883,153		—	—
Citigroup Global Markets, Inc.	61,296,945	61,296,945		—	—
Credit Suisse Securities (USA) LLC	51,958,894	51,958,894		—	—
Deutsche Bank Securities, Inc.	28,062,389	28,062,389		—	—
HSBC Securities (USA), Inc.	37,286,713	37,286,713		—	—
J.P. Morgan Securities LLC	245,799,826	245,799,826		—	—
Jefferies LLC	2,799,939	2,799,939		—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	19,390,342	19,390,342		—	—
Morgan Stanley	62,209,506	62,209,506		—	—
Nomura Securities International, Inc.	14,981,607	14,981,607		—	—
Pershing LLC	104,400	104,400		—	—
RBC Capital Markets LLC	68,852,190	68,852,190		—	—
Scotia Capital (USA), Inc.	10,831,943	10,831,943		—	—
State Street Bank & Trust Co.	12,930,883	12,930,883		—	—
Wells Fargo Bank N.A.	5,387,558	5,387,558		—	—
Wells Fargo Securities LLC	66,032,478	66,032,478		—	—

	$1,100,282,851	$1,100,282,851		$—	$—

10+ Year Investment Grade Corporate Bond
Barclays Bank PLC	$36,590,692	$36,590,692		$—	$—
BNP Paribas SA	4,336,593	4,336,593		—	—
BofA Securities, Inc.	7,137,971	7,137,971		—	—
Citadel Clearing LLC	1,392,017	1,392,017		—	—
Citigroup Global Markets, Inc.	5,725,508	5,725,508		—	—
Credit Suisse Securities (USA) LLC	4,754,656	4,754,656		—	—
Deutsche Bank Securities, Inc.	887,671	887,671		—	—
Goldman Sachs & Co. LLC	27,433,006	27,433,006		—	—
HSBC Securities (USA), Inc.	2,427,826	2,427,826		—	—
J.P. Morgan Securities LLC	47,356,016	47,356,016		—	—
Jefferies LLC	151,813	151,813		—	—
Morgan Stanley	17,528,488	17,528,488		—	—
Nomura Securities International, Inc.	2,843,173	2,843,173		—	—
Pershing LLC	207,801	207,801		—	—
Scotia Capital (USA), Inc.	2,100,392	2,100,392		—	—
Wells Fargo Securities LLC	8,159,847	8,159,847		—	—

	$169,033,470	$169,033,470		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund's statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N O T E S T O F I N A N C I A L S T A T E M E N T S	221

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
BBB Rated Corporate Bond	0.15%
Broad USD Investment Grade Corporate Bond	0.04

Effective April 1, 2021, for its investment advisory services to the iShares Broad USD Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.04%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to April 1, 2021, BFA was entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF and iShares 10+ Year Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
BBB Rated Corporate Bond	$167
Broad USD Investment Grade Corporate Bond	172,496
1-5 Year Investment Grade Corporate Bond	429,461
5-10 Year Investment Grade Corporate Bond	390,056
10+ Year Investment Grade Corporate Bond	60,502

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

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Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Broad USD Investment Grade Corporate Bond	$5,084,269	$783,631	$74,691
1-5 Year Investment Grade Corporate Bond	960,673,091	1,785,453	65,433
5-10 Year Investment Grade Corporate Bond	5,573,447	933,795,222	29,450,812
10+ Year Investment Grade Corporate Bond	657,125	494,361	8,973

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
BBB Rated Corporate Bond	$16,970,703	$3,959,564
Broad USD Investment Grade Corporate Bond	330,384,252	351,352,127
1-5 Year Investment Grade Corporate Bond	4,129,843,563	4,030,336,746
5-10 Year Investment Grade Corporate Bond	1,554,787,400	1,618,718,652
10+ Year Investment Grade Corporate Bond	105,564,441	102,468,886

For the six months ended August 31, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
BBB Rated Corporate Bond	$58,619,024	$—
Broad USD Investment Grade Corporate Bond	2,758,283,640	2,716,776,544
1-5 Year Investment Grade Corporate Bond	6,343,728,563	3,582,461,025
5-10 Year Investment Grade Corporate Bond	3,609,618,217	2,688,318,182
10+ Year Investment Grade Corporate Bond	1,464,452,735	1,328,558,247

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust's other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds' financial statements.

As of February 28, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Broad USD Investment Grade Corporate Bond	$3,217,327
1-5 Year Investment Grade Corporate Bond	13,108,668
10+ Year Investment Grade Corporate Bond	16,168,823

N O T E S T O F I N A N C I A L S T A T E M E N T S	223

Notes to Financial Statements (unaudited) (continued)

As of August 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BBB Rated Corporate Bond	$76,769,394	$2,159,686	$(14,106)	$2,145,580
Broad USD Investment Grade Corporate Bond	6,303,494,054	130,577,711	(19,202,389)	111,375,322
1-5 Year Investment Grade Corporate Bond	26,147,141,120	329,800,088	(26,611,037)	303,189,051
5-10 Year Investment Grade Corporate Bond	12,889,378,260	246,955,548	(32,500,122)	214,455,426
10+ Year Investment Grade Corporate Bond	2,681,221,801	88,819,770	(11,810,808)	77,008,962

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds' exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBORTransition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition.

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Notes to Financial Statements (unaudited) (continued)

The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Period Ended 08/31/21
iShares ETF	Shares	Amount

BBB Rated Corporate Bond Shares sold	750,000	$75,080,638

	Six Months Ended 08/31/21		Year Ended 02/28/21
iShares ETF	Shares	Amount	Shares	Amount

Broad USD Investment Grade Corporate Bond
Shares sold	47,250,000	$2,819,979,986	69,700,000	$4,189,096,038
Shares redeemed	(47,100,000)	(2,809,474,330)	(42,350,000)	(2,543,137,211)

Net increase	150,000	$10,505,656	27,350,000	$1,645,958,827

1-5 Year Investment Grade Corporate Bond
Shares sold	118,050,000	$6,458,665,105	209,200,000	$11,358,159,102
Shares redeemed	(67,500,000)	(3,697,465,078)	(57,450,000)	(3,067,784,950)

Net increase	50,550,000	$2,761,200,027	151,750,000	$8,290,374,152

5-10 Year Investment Grade Corporate Bond
Shares sold	61,100,000	$3,662,258,151	107,450,000	$6,467,101,127
Shares redeemed	(46,300,000)	(2,778,573,312)	(81,200,000)	(4,828,677,177)

Net increase	14,800,000	$883,684,839	26,250,000	$1,638,423,950

10+ Year Investment Grade Corporate Bond
Shares sold	21,800,000	$1,486,208,062	16,400,000	$1,160,964,732
Shares redeemed	(20,000,000)	(1,364,646,717)	(11,600,000)	(771,619,639)

Net increase	1,800,000	$121,561,345	4,800,000	$389,345,093

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	225

Board Review and Approval of Investment Advisory Contract

iShares BBB Rated Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on March 30-31, 2021, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares

226	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	227

Board Review and Approval of Investment Advisory Contract  (continued)

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

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Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares 1-5 Year Investment Grade Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board

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considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii)

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other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares 5-10 Year Investment Grade Corporate Bond ETF, iShares 10+Year Investment Grade Corporate Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing

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the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	233

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund's investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
1-5 Year Investment Grade Corporate Bond(a)	$0.454058	$—	$0.000396	$0.454454	100%	—%	0	%(b)	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Fund's net asset value per share.

(b)	Rounds to less than 1%.

234	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds' Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	235

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

PJSC	Public Joint Stock Company

SOFR	Secured Overnight Financing Rate

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Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-212-0821

AUGUST 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Agency Bond ETF | AGZ | NYSE Arca

•	iShares Government/Credit Bond ETF | GBF | NYSE Arca

•	iShares Intermediate Government/Credit Bond ETF | GVI | Cboe BZX

•	iShares MBS ETF | MBB | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2023 and reducing bond purchasing beginning in late 2022.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term credit, but inflation-protected U.S. Treasuries and Asian fixed income offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	19.52%	31.17%

U.S. small cap equities (Russell 2000® Index)	3.81	47.08

International equities (MSCI Europe, Australasia, Far East Index)	10.31	26.12

Emerging market equities (MSCI Emerging Markets Index)	(0.98)	21.12

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.36	(4.12)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.49	(0.08)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.50	3.44

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.82	10.14

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2021	iShares® Agency Bond ETF

Investment Objective

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Bloomberg U.S. Agency Bond Index (the “Index”) (formerly the Bloomberg Barclays U.S. Agency Bond Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.83%	0.11%	2.52%	2.19%	0.11%	13.23%	24.14%
Fund Market	0.95	0.05	2.53	2.20	0.05	13.32	24.31
Index	0.72	0.04	2.50	2.20	0.04	13.13	24.34

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,008.30	$ 1.01		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	76.8%
Foreign Government Obligations	19.3
Corporate Bonds & Notes	3.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

0-1 Year	5.0%
1-5 Years	70.5
5-10 Years	17.4
10-15 Years	1.4
15-20 Years	5.3
More than 20 Years	0.4

(a)	Excludes money market funds.

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Fund Summary as of August 31, 2021	iShares® Government/Credit Bond ETF

Investment Objective

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Bloomberg U.S. Government/Credit Bond Index (the “Index”) (formerly the Bloomberg Barclays U.S. Government/Credit Bond Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.87%	(0.37)%	3.21%	3.25%	(0.37)%	17.11%	37.66%
Fund Market	1.97	(0.49)	3.18	3.27	(0.49)	16.92	37.92
Index	1.96	(0.11)	3.42	3.45	(0.11)	18.31	40.42

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,018.70	$ 1.02		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	59.6%
Aa	3.3
A	15.4
Baa	20.2
Ba	0.9
Not Rated	0.6

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	56.5%
Corporate Bonds & Notes	38.2
Foreign Government Obligations	4.3
Municipal Debt Obligations	1.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2021	iShares® Intermediate Government/Credit Bond ETF

Investment Objective

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Bloomberg U.S. Intermediate Government/Credit Bond Index (the “Index”) (formerly the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.72%	(0.07)%	2.56%	2.38%	(0.07)%	13.47%	26.53%
Fund Market	0.82	(0.10)	2.56	2.37	(0.10)	13.47	26.43
Index	0.80	0.17	2.75	2.57	0.17	14.51	28.89

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,007.20	$ 1.01		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	65.2%
Aa	3.0
A	14.0
Baa	16.8
Ba	0.4
Not Rated	0.6

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	62.1%
Corporate Bonds & Notes	33.5
Foreign Government Obligations	4.2
Municipal Debt Obligations	0.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of August 31, 2021	iShares® MBS ETF

Investment Objective

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/or guaranteed by U.S. government agencies, as represented by the Bloomberg U.S. MBS Index (the “Index”) (formerly the Bloomberg Barclays U.S. MBS Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.19%	(0.21)%	2.20%	2.28%	(0.21)%	11.49%	25.23%
Fund Market	0.27	(0.25)	2.19	2.26	(0.25)	11.45	25.00
Index	0.28	(0.18)	2.30	2.46	(0.18)	12.02	27.53

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,001.90	$ 0.20		$ 1,000.00	$ 1,025.00	$ 0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY ISSUER

Issuer	Percentage of Total Investments	(a)

Uniform Mortgage-Backed Securities	47.2%
Government National Mortgage Association	19.0
Federal National Mortgage Association	17.1
Federal Home Loan Mortgage Corp.	16.7

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

1-5 Years	0.1%
5-10 Years	4.5
10-15 Years	8.7
15-20 Years	5.6
20-25 Years	10.9
25-30 Years	55.0
30-35 Years	15.1
35-40 Years	0.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) August 31, 2021	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Diversified Financial Services — 3.9%
Navient Solutions LLC, 0.00% 10/03/22(a)	$14,965	$14,921,901
Private Export Funding Corp.
Series EE, 2.80%, 05/15/22	23	23,395
Series KK, 3.55%, 01/15/24	6,080	6,508,640
Series PP, 1.40%, 07/15/28	13,050	13,136,913

		34,590,849

Total Corporate Bonds & Notes — 3.9% (Cost: $34,016,318)		34,590,849

Foreign Government Obligations(b)

Israel — 19.2%
Israel Government AID Bond 5.13%, 11/01/24	1,200	1,371,492
5.50%, 09/18/23	44,628	49,367,940
5.50%, 12/04/23	109,106	121,816,849

		172,556,281

Total Foreign Government Obligations — 19.2% (Cost: $171,296,572)		172,556,281

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 67.3%
Fannie Mae Principal Strip, 0.00%, 01/15/30(a)	915	809,217
Federal Farm Credit Banks Funding Corp. 0.13%, 03/09/23	5,000	4,996,850
0.13%, 04/13/23	43,600	43,567,300
0.13%, 05/10/23	1,760	1,758,451
0.13%, 06/02/23	1,550	1,547,876
0.25%, 11/27/23	4,732	4,726,606
0.25%, 02/26/24	1,810	1,807,502
0.32%, 08/10/23 (Call 09/08/21)	30,000	29,990,700
Federal Home Loan Banks 0.13%, 06/02/23	10,000	9,993,800
2.13%, 06/09/23	15	15,515
2.38%, 03/14/25	12,000	12,752,400
2.75%, 12/13/24	460	493,999
3.13%, 06/13/25	55	60,070
3.13%, 09/12/25	30	32,952
3.25%, 06/09/23	1,000	1,053,490
3.25%, 11/16/28	24,230	27,742,381
3.38%, 12/08/23	1,490	1,593,853
5.63%, 03/14/36	7,825	11,669,814
Federal Home Loan Mortgage Corp. 0.00%, 12/11/25(a)	48,115	46,588,792
0.00%, 12/14/29(a)	23,226	20,503,681
0.00%, 12/17/29(a)	11,250	9,965,587
0.25%, 06/26/23	1,000	1,001,110
0.25%, 08/24/23	6,000	6,005,220
0.25%, 12/04/23	130	129,962
2.75%, 06/19/23	20,000	20,920,000
6.75%, 03/15/31	5,000	7,398,700
Series 1, 0.00%, 11/15/38(a)	14,390	9,824,053
Federal National Mortgage Association 0.25%, 07/10/23	4,737	4,742,353
0.25%, 11/27/23	250	250,140
0.30%, 08/03/23 (Call 08/03/22)	80,600	80,649,972

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
0.38%, 08/25/25	$25,000	$24,769,000
0.50%, 06/17/25	4,500	4,485,195
0.63%, 04/22/25	14,005	14,046,735
1.63%, 01/07/25	9,625	10,003,359
2.88%, 09/12/23	9	9,484
6.03%, 10/08/27	3,491	4,511,280
6.21%, 08/06/38	2,000	3,233,220
6.25%, 05/15/29	14,260	19,525,790
7.13%, 01/15/30	10,000	14,612,500
7.25%, 05/15/30	17,936	26,667,065
Resolution Funding Corp. Interest Strip, 0.00%, 01/15/30(a)	100	86,708
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(a)	1,000	877,390
Tennessee Valley Authority 2.88%, 09/15/24	6,524	6,998,817
4.25%, 09/15/65	35	50,808
4.65%, 06/15/35	800	1,066,072
4.88%, 01/15/48	2,413	3,554,542
5.25%, 09/15/39	9,150	13,279,852
5.50%, 06/15/38	10,482	15,445,646
6.15%, 01/15/38	3,553	5,483,025
7.13%, 05/01/30	1,000	1,465,990
Series A, 2.88%, 02/01/27	75	82,433
Series E, 6.75%, 11/01/25	57,724	71,982,405

		604,829,662

U.S. Government Obligations — 8.9%
U.S. Cash Management Bill - Reopening, 0.00%, 09/23/21(a)	2,200	2,199,956
U.S. Treasury Bill 0.00%, 09/07/21(a)	2,300	2,299,989
0.00%, 09/09/21(a)	30,000	29,999,732
0.00%, 09/14/21(a)	10,000	9,999,889
U.S. Treasury Note/Bond 0.13%, 07/31/23	1	999
0.13%, 08/31/23	1	998
0.38%, 07/15/24	1	1,000
0.38%, 08/15/24	20,000	19,984,375
0.63%, 07/31/26	8,001	7,945,993
0.75%, 08/31/26	5,000	4,993,750
1.00%, 07/31/28	1	995
1.13%, 08/31/28	3,000	3,008,437
1.25%, 08/15/31	1	995
1.63%, 05/15/31	1	1,031
2.00%, 08/15/51	1	1,018

		80,439,157

Total U.S. Government & Agency Obligations — 76.2% (Cost: $679,304,478)		685,268,819

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,470	$2,470,000

Total Short-Term Investments — 0.3% (Cost: $2,470,000)		2,470,000

Total Investments in Securities — 99.6% (Cost: $887,087,368)		894,885,949

Other Assets, Less Liabilities — 0.4%		3,925,277

Net Assets — 100.0%		$898,811,226

(a)	Zero-coupon bond.
(b)	U.S. dollar denominated security issued by foreign domiciled entity.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$18,119,100	$—	$(15,649,100	)(a)	$—	$—	$2,470,000	2,470	$4,839	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$34,590,849	$—	$34,590,849
Foreign Government Obligations	—	172,556,281	—	172,556,281
U.S. Government & Agency Obligations	—	685,268,819	—	685,268,819
Money Market Funds	2,470,000	—	—	2,470,000

	$2,470,000	$892,415,949	$—	$894,885,949

See notes to financial statements.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30 (Call 12/30/29)	$101	$120,843
Omnicom Group Inc. 2.45%, 04/30/30 (Call 01/30/30)	10	10,256
2.60%, 08/01/31 (Call 05/01/31)	10	10,314
4.20%, 06/01/30 (Call 03/01/30)	10	11,576
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	137	151,500
WPP Finance 2010, 3.75%, 09/19/24	44	47,832

		352,321

Aerospace & Defense — 0.6%
Boeing Co. (The) 1.43%, 02/04/24 (Call 02/04/22)	10	10,024
1.95%, 02/01/24	10	10,251
2.20%, 02/04/26 (Call 02/04/23)	10	10,079
2.60%, 10/30/25 (Call 07/30/25)	10	10,399
2.70%, 02/01/27 (Call 12/01/26)	10	10,376
2.75%, 02/01/26 (Call 01/01/26)	10	10,453
2.80%, 03/01/24 (Call 02/01/24)	10	10,414
2.95%, 02/01/30 (Call 11/01/29)	10	10,280
3.10%, 05/01/26 (Call 03/01/26)	10	10,608
3.20%, 03/01/29 (Call 12/01/28)	10	10,501
3.63%, 02/01/31 (Call 11/01/30)	10	10,848
4.51%, 05/01/23 (Call 04/01/23)	10	10,601
4.88%, 05/01/25 (Call 04/01/25)	10	11,180
5.04%, 05/01/27 (Call 03/01/27)	10	11,533
5.15%, 05/01/30 (Call 02/01/30)	10	11,859
5.71%, 05/01/40 (Call 11/01/39)	75	97,039
5.81%, 05/01/50 (Call 11/01/49)	200	272,184
5.93%, 05/01/60 (Call 11/01/59)	51	70,836
General Dynamics Corp. 2.25%, 06/01/31 (Call 03/01/31)	10	10,361
3.38%, 05/15/23 (Call 04/15/23)	10	10,501
3.50%, 05/15/25 (Call 03/15/25)	10	10,928
3.63%, 04/01/30 (Call 01/01/30)	110	125,047
3.75%, 05/15/28 (Call 02/15/28)	10	11,390
L3Harris Technologies Inc. 1.80%, 01/15/31 (Call 10/15/30)	10	9,767
4.40%, 06/15/28 (Call 03/15/28)	100	115,539
Lockheed Martin Corp. 2.80%, 06/15/50 (Call 12/15/49)	10	10,233
2.90%, 03/01/25 (Call 12/01/24)	10	10,674
3.55%, 01/15/26 (Call 10/15/25)	10	11,060
3.80%, 03/01/45 (Call 09/01/44)	120	141,688
4.09%, 09/15/52 (Call 03/15/52)	10	12,636
Northrop Grumman Corp. 2.93%, 01/15/25 (Call 11/15/24)	10	10,633
3.20%, 02/01/27 (Call 11/01/26)	10	10,917
3.25%, 01/15/28 (Call 10/15/27)	10	10,928
4.40%, 05/01/30 (Call 02/01/30)	10	11,874
5.25%, 05/01/50 (Call 11/01/49)	85	121,059
Raytheon Technologies Corp. 2.25%, 07/01/30 (Call 04/01/30)	10	10,219
3.13%, 05/04/27 (Call 02/04/27)	10	10,903
3.13%, 07/01/50 (Call 01/01/50)	10	10,410
3.20%, 03/15/24 (Call 01/15/24)	10	10,621
3.50%, 03/15/27 (Call 12/15/26)	10	11,052
3.95%, 08/16/25 (Call 06/16/25)	10	11,083

Security	Par (000)	Value

Aerospace & Defense (continued)
4.13%, 11/16/28 (Call 08/16/28)	$10	$11,515
4.50%, 06/01/42	150	187,480
4.63%, 11/16/48 (Call 05/16/48)	150	194,158
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	35	35,825
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	10	10,438

		1,748,404

Agriculture — 0.5%
Altria Group Inc. 2.35%, 05/06/25 (Call 04/06/25)	10	10,427
2.45%, 02/04/32 (Call 11/04/31)	10	9,767
3.40%, 05/06/30 (Call 02/06/30)	10	10,717
3.40%, 02/04/41 (Call 08/04/40)	10	9,623
3.70%, 02/04/51 (Call 08/04/50)	10	9,710
3.88%, 09/16/46 (Call 03/16/46)	75	75,683
4.00%, 02/04/61 (Call 08/04/60)	10	9,823
4.40%, 02/14/26 (Call 12/14/25)	10	11,303
4.80%, 02/14/29 (Call 11/14/28)	10	11,628
5.38%, 01/31/44	10	12,055
5.80%, 02/14/39 (Call 08/14/38)	100	125,193
5.95%, 02/14/49 (Call 08/14/48)	60	78,100
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	126	134,227
3.25%, 03/27/30 (Call 12/27/29)	10	11,133
4.50%, 03/15/49 (Call 09/15/48)	10	13,438
4.54%, 03/26/42	20	26,414
5.38%, 09/15/35	29	39,645
BAT Capital Corp. 2.26%, 03/25/28 (Call 01/25/28)	10	10,046
2.73%, 03/25/31 (Call 12/25/30)	10	10,001
2.79%, 09/06/24 (Call 08/06/24)	72	75,627
3.22%, 08/15/24 (Call 06/15/24)	152	161,319
3.22%, 09/06/26 (Call 07/06/26)	10	10,689
3.56%, 08/15/27 (Call 05/15/27)	60	64,940
3.98%, 09/25/50 (Call 03/25/50)	76	75,258
4.54%, 08/15/47 (Call 02/15/47)	120	128,661
4.70%, 04/02/27 (Call 02/02/27)	10	11,369
4.91%, 04/02/30 (Call 01/02/30)	10	11,614
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	10	10,067
Bunge Ltd. Finance Corp. 1.63%, 08/17/25 (Call 07/17/25)	10	10,161
2.75%, 05/14/31 (Call 02/14/31)	10	10,271
Philip Morris International Inc. 1.13%, 05/01/23	10	10,131
1.75%, 11/01/30 (Call 08/01/30)	10	9,764
2.10%, 05/01/30 (Call 02/01/30)	10	10,108
3.88%, 08/21/42	25	27,571
4.25%, 11/10/44	56	65,625
4.88%, 11/15/43	100	125,549
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	10	11,088

		1,448,745

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2016-3, Class AA, 3.00%, 04/15/30	40	39,957
Series 2019-1, Class AA, 3.15%, 08/15/33	29	30,027
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	14	14,043
JetBlue Pass Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33	24	23,661

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
Southwest Airlines Co. 4.75%, 05/04/23	$10	$10,681
5.13%, 06/15/27 (Call 04/15/27)	10	11,706
5.25%, 05/04/25 (Call 04/04/25)	135	153,041
United Airlines Pass Through Trust 4.88%, 07/15/27	47	49,217
Series 2013-1, Class A, 4.30%, 02/15/27	10	10,472
Series 2020-1, Class A, 5.88%, 04/15/29	46	51,569

		394,374

Apparel — 0.1%
NIKE Inc. 2.40%, 03/27/25 (Call 02/27/25)	10	10,591
2.75%, 03/27/27 (Call 01/27/27)	10	10,822
2.85%, 03/27/30 (Call 12/27/29)	10	10,918
3.25%, 03/27/40 (Call 09/27/39)	10	11,150
3.38%, 03/27/50 (Call 09/27/49)	10	11,495
3.88%, 11/01/45 (Call 05/01/45)	50	61,195
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	35	38,938
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	10	10,710
VF Corp. 2.40%, 04/23/25 (Call 03/23/25)	10	10,470
2.95%, 04/23/30 (Call 01/23/30)	10	10,671

		186,960

Auto Manufacturers — 0.6%
American Honda Finance Corp. 0.55%, 07/12/24	171	170,496
0.65%, 09/08/23	10	10,053
0.88%, 07/07/23	10	10,086
1.00%, 09/10/25	10	10,017
1.20%, 07/08/25	10	10,093
1.80%, 01/13/31	10	9,941
1.95%, 05/10/23	10	10,265
2.00%, 03/24/28	10	10,287
2.15%, 09/10/24	110	114,676
Cummins Inc. 0.75%, 09/01/25 (Call 08/01/25)	10	9,963
1.50%, 09/01/30 (Call 06/01/30)	60	58,110
Daimler Finance North America LLC, 8.50%, 01/18/31	66	101,167
General Motors Co. 4.20%, 10/01/27 (Call 07/01/27)	10	11,202
4.88%, 10/02/23	10	10,846
5.00%, 10/01/28 (Call 07/01/28)	10	11,690
5.20%, 04/01/45	10	12,374
5.40%, 10/02/23	10	10,945
5.40%, 04/01/48 (Call 10/01/47)	50	63,438
5.95%, 04/01/49 (Call 10/01/48)	10	13,611
6.13%, 10/01/25 (Call 09/01/25)	10	11,803
6.25%, 10/02/43	10	13,685
6.60%, 04/01/36 (Call 10/01/35)	10	13,680
6.80%, 10/01/27 (Call 08/01/27)	10	12,596
General Motors Financial Co. Inc. 1.05%, 03/08/24	10	10,065
1.25%, 01/08/26 (Call 12/08/25)	10	9,928
1.50%, 06/10/26 (Call 05/10/26)	10	10,003
1.70%, 08/18/23	10	10,201
2.35%, 01/08/31 (Call 10/08/30)	10	9,902
2.40%, 04/10/28 (Call 02/10/28)	10	10,194
2.70%, 08/20/27 (Call 06/20/27)	10	10,441
2.70%, 06/10/31 (Call 03/10/31)	10	10,146

Security	Par (000)	Value

Auto Manufacturers (continued)
2.75%, 06/20/25 (Call 05/20/25)	$10	$10,512
2.90%, 02/26/25 (Call 01/26/25)	10	10,566
3.50%, 11/07/24 (Call 09/07/24)	10	10,710
3.60%, 06/21/30 (Call 03/21/30)	10	10,850
3.70%, 05/09/23 (Call 03/09/23)	10	10,453
3.95%, 04/13/24 (Call 02/13/24)	10	10,726
4.00%, 10/06/26 (Call 07/06/26)	165	182,480
4.15%, 06/19/23 (Call 05/19/23)	10	10,582
4.25%, 05/15/23	10	10,600
4.30%, 07/13/25 (Call 04/13/25)	10	11,038
4.35%, 04/09/25 (Call 02/09/25)	208	229,328
4.35%, 01/17/27 (Call 10/17/26)	10	11,268
5.10%, 01/17/24 (Call 12/17/23)	10	10,950
5.20%, 03/20/23	10	10,682
5.25%, 03/01/26 (Call 12/01/25)	10	11,510
5.65%, 01/17/29 (Call 10/17/28)	10	12,173
Toyota Motor Corp. 0.68%, 03/25/24 (Call 02/25/24)	10	10,030
1.34%, 03/25/26 (Call 02/25/26)	10	10,130
3.42%, 07/20/23	10	10,589
Toyota Motor Credit Corp. 0.40%, 04/06/23	10	10,014
0.45%, 01/11/24	10	9,994
0.50%, 08/14/23	10	10,033
0.50%, 06/18/24	10	9,979
0.80%, 10/16/25	210	208,658
1.13%, 06/18/26	10	10,032
1.15%, 08/13/27	10	9,929
1.65%, 01/10/31	10	9,915
1.80%, 02/13/25	10	10,314
1.90%, 04/06/28	10	10,260
2.15%, 02/13/30	10	10,332
2.25%, 10/18/23	10	10,383
2.90%, 03/30/23	10	10,408
3.00%, 04/01/25	10	10,728
3.05%, 01/11/28	100	109,869
3.38%, 04/01/30	10	11,257
3.45%, 09/20/23	10	10,626

		1,859,812

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	37	39,900
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	106	112,724
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	55	61,206
Magna International Inc. 2.45%, 06/15/30 (Call 03/15/30)	10	10,328
3.63%, 06/15/24 (Call 03/15/24)	25	26,968

		251,126

Banks — 8.1%
Banco Bilbao Vizcaya Argentaria SA, 0.88%, 09/18/23	200	200,978
Banco Santander SA 1.85%, 03/25/26	200	203,180
2.71%, 06/27/24	200	211,322
Bank of America Corp. 0.52%, 06/14/24 (Call 06/14/23)(a)	10	9,993
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(a)	10	10,038
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	10	10,059
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)	10	10,032
1.20%, 10/24/26 (Call 10/24/25)(a)	10	9,957
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(a)	10	10,032

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.73%, 07/22/27 (Call 07/22/26)(a)	$10	$10,134
1.90%, 07/23/31 (Call 07/23/30)(a)	10	9,791
1.92%, 10/24/31 (Call 10/24/30)(a)	10	9,800
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	10	10,292
2.09%, 06/14/29 (Call 06/14/28)(a)	10	10,152
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(a)	10	10,059
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	10	10,474
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	10	10,281
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)	10	10,355
2.68%, 06/19/41 (Call 06/19/40)(a)	10	9,846
2.69%, 04/22/32 (Call 04/22/31)(a)	10	10,405
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(a)	10	9,831
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	10	10,589
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(a)	10	10,093
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(a)	10	10,324
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	10	10,649
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	182	196,746
3.25%, 10/21/27 (Call 10/21/26)	495	540,030
3.31%, 04/22/42 (Call 04/22/41)(a)	110	118,701
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	10	10,742
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	210	230,693
3.46%, 03/15/25 (Call 03/15/24)(a)	10	10,677
3.50%, 04/19/26	10	11,011
3.55%, 03/05/24 (Call 03/05/23)(a)	10	10,447
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	10	10,967
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	139	153,669
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(a)	10	11,083
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	10	11,132
3.86%, 07/23/24 (Call 07/23/23)(a)	10	10,600
3.88%, 08/01/25	10	11,102
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)	137	154,388
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	10	11,349
4.00%, 04/01/24	10	10,871
4.00%, 01/22/25	10	10,942
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.150%)(a)	60	72,527
4.10%, 07/24/23	10	10,704
4.13%, 01/22/24	10	10,849
4.20%, 08/26/24	10	10,966
4.25%, 10/22/26	10	11,352
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	10	11,486
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(a)	10	12,505
4.45%, 03/03/26	10	11,279

Security	Par (000)	Value

Banks (continued)
5.00%, 01/21/44	$75	$100,738
5.88%, 02/07/42	50	73,009
6.11%, 01/29/37	100	137,687
7.75%, 05/14/38	100	158,512
Series L, 3.95%, 04/21/25	10	10,953
Series L, 4.18%, 11/25/27 (Call 11/25/26)	10	11,240
Series N, 1.66%, 03/11/27 (Call 03/11/26)(a)	10	10,111
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(a)	10	10,366
Series N, 3.48%, 03/13/52 (Call 03/11/51), (SOFR + 1.650%)(a)	10	11,099
Bank of Montreal 0.63%, 07/09/24	10	9,999
0.95%, 01/22/27 (Call 01/22/26)(a)	10	9,896
1.85%, 05/01/25	10	10,335
2.50%, 06/28/24	10	10,526
Series E, 3.30%, 02/05/24	163	173,875
Bank of New York Mellon Corp. (The) 1.05%, 10/15/26 (Call 09/15/26)	10	9,950
1.60%, 04/24/25 (Call 03/24/25)	10	10,274
1.65%, 01/28/31 (Call 10/28/30)	10	9,921
1.80%, 07/28/31 (Call 04/28/31)	10	9,927
2.10%, 10/24/24	10	10,468
2.20%, 08/16/23 (Call 06/16/23)	10	10,342
3.25%, 09/11/24 (Call 08/11/24)	10	10,762
3.25%, 05/16/27 (Call 02/16/27)	169	186,273
3.30%, 08/23/29 (Call 05/23/29)	10	11,127
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	10	11,061
3.45%, 08/11/23	10	10,609
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	33	35,436
Bank of Nova Scotia (The) 0.55%, 09/15/23	10	10,029
0.65%, 07/31/24	200	200,156
0.70%, 04/15/24	10	10,021
1.05%, 03/02/26	10	9,946
1.30%, 06/11/25	10	10,118
1.35%, 06/24/26	10	10,078
1.63%, 05/01/23	100	102,212
2.15%, 08/01/31	10	10,098
2.20%, 02/03/25	10	10,445
2.38%, 01/18/23	100	102,884
2.70%, 08/03/26	10	10,693
3.40%, 02/11/24	10	10,674
4.50%, 12/16/25	100	113,329
Barclays PLC 2.67%, 03/10/32 (Call 03/10/31)(a)	200	203,334
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(a)	200	212,238
4.38%, 01/12/26	250	281,257
BNP Paribas SA, 3.25%, 03/03/23	10	10,458
Canadian Imperial Bank of Commerce 0.95%, 06/23/23	10	10,092
1.25%, 06/22/26 (Call 05/22/26)	10	9,996
3.10%, 04/02/24	10	10,621
3.50%, 09/13/23	10	10,634
Citigroup Inc. 0.78%, 10/30/24 (Call 09/30/23), (SOFR + 0.686%)(a)	10	10,032
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	10	10,045
1.12%, 01/28/27 (Call 01/28/26)(a)	10	9,921

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.46%, 06/09/27 (Call 06/09/26)(a)	$10	$10,017
1.68%, 05/15/24 (Call 05/15/23)(a)	210	214,345
2.56%, 05/01/32 (Call 05/01/31)(a)	10	10,296
2.57%, 06/03/31 (Call 06/03/30)(a)	10	10,329
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)	10	10,397
2.98%, 11/05/30 (Call 11/05/29)(a)	10	10,648
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)	10	10,693
3.20%, 10/21/26 (Call 07/21/26)	10	10,888
3.30%, 04/27/25	10	10,847
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	10	10,659
3.40%, 05/01/26	10	10,959
3.50%, 05/15/23	10	10,503
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	10	10,990
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	10	11,078
3.70%, 01/12/26	10	11,051
3.88%, 03/26/25	10	10,940
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	10	11,143
4.00%, 08/05/24	10	10,872
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	10	10,610
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	10	11,340
4.13%, 07/25/28	10	11,310
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)	100	125,995
4.30%, 11/20/26	10	11,340
4.40%, 06/10/25	10	11,133
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	219	256,850
4.45%, 09/29/27	10	11,459
4.60%, 03/09/26	10	11,396
4.65%, 07/23/48 (Call 06/23/48)	199	264,117
5.50%, 09/13/25	10	11,619
Citizens Financial Group Inc. 2.64%, 09/30/32 (Call 07/02/32)	15	15,261
3.25%, 04/30/30 (Call 01/30/30)	10	10,896
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	200	211,942
Credit Suisse Group AG, 4.55%, 04/17/26	250	283,332
Deutsche Bank AG/London, 3.70%, 05/30/24	10	10,699
Deutsche Bank AG/New York NY 2.22%, 09/18/24 (Call 09/18/23)(a)	390	400,167
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)	150	161,886
3.95%, 02/27/23	100	104,776
Fifth Third Bancorp. 2.38%, 01/28/25 (Call 12/29/24)	10	10,462
2.55%, 05/05/27 (Call 04/05/27)	10	10,605
3.65%, 01/25/24 (Call 12/25/23)	125	133,704
4.30%, 01/16/24 (Call 12/16/23)	160	172,805
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25)(a)	15	15,333
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	100	109,876
Goldman Sachs Group Inc. (The) 0.48%, 01/27/23 (Call 01/27/22)	200	200,060
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(a)	210	210,294
0.66%, 09/10/24 (Call 09/10/23)(a)	10	9,992
0.67%, 03/08/24 (Call 03/08/23)(a)	10	10,016
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(a)	10	9,940

Security	Par (000)	Value

Banks (continued)
1.09%, 12/09/26 (Call 12/09/25)(a)	$10	$9,927
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(a)	10	10,022
1.54%, 09/10/27 (Call 09/10/26)(a)	10	10,043
1.99%, 01/27/32 (Call 01/27/31)(a)	10	9,805
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	10	10,110
2.60%, 02/07/30 (Call 11/07/29)	10	10,424
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(a)	10	10,309
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(a)	10	10,110
3.20%, 02/23/23 (Call 01/23/23)	10	10,391
3.21%, 04/22/42 (Call 04/22/41)(a)	10	10,574
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	10	10,713
3.50%, 01/23/25 (Call 10/23/24)	10	10,774
3.50%, 04/01/25 (Call 03/01/25)	10	10,824
3.50%, 11/16/26 (Call 11/16/25)	10	10,889
3.63%, 02/20/24 (Call 01/20/24)	10	10,701
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)(b)	10	11,110
3.75%, 05/22/25 (Call 02/22/25)	10	10,903
3.75%, 02/25/26 (Call 11/25/25)	10	11,052
3.80%, 03/15/30 (Call 12/15/29)	10	11,282
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	10	11,204
3.85%, 07/08/24 (Call 04/08/24)	10	10,809
3.85%, 01/26/27 (Call 01/26/26)	10	11,057
4.00%, 03/03/24	10	10,827
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(a)	10	11,695
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	10	11,465
4.25%, 10/21/25	120	133,902
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(a)	10	12,258
4.75%, 10/21/45 (Call 04/21/45)	225	296,869
5.15%, 05/22/45	95	127,261
6.75%, 10/01/37	10	14,581
HSBC Holdings PLC 3.97%, 05/22/30 (Call 05/22/29)(a)	200	224,380
4.25%, 03/14/24	200	215,674
5.25%, 03/14/44	200	265,348
Huntington Bancshares Inc./OH 2.55%, 02/04/30 (Call 01/04/30)	10	10,522
2.63%, 08/06/24 (Call 07/06/24)	10	10,522
4.00%, 05/15/25 (Call 04/15/25)	60	66,421
ING Groep NV, 4.10%, 10/02/23	200	214,694
JPMorgan Chase & Co. 0.56%, 02/16/25 (Call 02/16/24)(a)	10	9,970
0.65%, 09/16/24 (Call 09/16/23)(a)	10	10,028
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)	10	10,032
0.82%, 06/01/25 (Call 06/01/24)(a)	10	10,015
0.97%, 06/23/25 (Call 06/23/24)(a)	10	10,031
1.04%, 02/04/27 (Call 02/04/26)(a)	10	9,874
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)	10	9,911
1.51%, 06/01/24 (Call 06/01/23)(a)	10	10,184
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	10	10,092
1.76%, 11/19/31 (Call 11/19/30)(a)	10	9,695
1.95%, 02/04/32 (Call 02/04/31)(a)	10	9,820
2.01%, 03/13/26 (Call 03/13/25)(a)	10	10,313
2.07%, 06/01/29 (Call 06/01/28)(a)	10	10,137
2.08%, 04/22/26 (Call 04/22/25)(a)	10	10,329

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.18%, 06/01/28 (Call 06/01/27)(a)	$10	$10,328
2.30%, 10/15/25 (Call 10/15/24)(a)	10	10,406
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	210	217,573
2.53%, 11/19/41 (Call 11/19/40)(a)	10	9,706
2.58%, 04/22/32 (Call 04/22/31)(a)	10	10,342
2.70%, 05/18/23 (Call 03/18/23)	10	10,372
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	201	211,707
2.95%, 10/01/26 (Call 07/01/26)	10	10,780
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	110	116,418
2.97%, 01/15/23 (Call 01/15/22)	200	202,004
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(a)	10	10,474
3.13%, 01/23/25 (Call 10/23/24)	10	10,705
3.16%, 04/22/42 (Call 04/22/41)(a)	110	116,902
3.20%, 06/15/26 (Call 03/15/26)	10	10,885
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	110	116,668
3.30%, 04/01/26 (Call 01/01/26)	10	10,918
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(a)	150	163,114
3.38%, 05/01/23	10	10,480
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	10	11,050
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	10	11,021
3.63%, 05/13/24	10	10,810
3.63%, 12/01/27 (Call 12/01/26)	10	10,998
3.70%, 05/06/30 (Call 05/06/29)(a)	10	11,194
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	10	11,128
3.80%, 07/23/24 (Call 07/23/23)(a)	10	10,611
3.88%, 02/01/24	10	10,804
3.88%, 09/10/24	10	10,883
3.90%, 07/15/25 (Call 04/15/25)	10	11,024
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(a)	100	117,328
3.96%, 01/29/27 (Call 01/29/26)(a)	10	11,129
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(a)	125	148,319
4.01%, 04/23/29 (Call 04/23/28)(a)	10	11,346
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	10	10,741
4.13%, 12/15/26	10	11,355
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	10	11,497
4.25%, 10/01/27	10	11,478
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(a)	100	123,452
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)	10	11,692
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(a)	10	11,861
KeyCorp. 2.25%, 04/06/27	10	10,431
2.55%, 10/01/29	10	10,537
KfW 0.25%, 10/19/23	105	104,954
0.25%, 03/08/24	30	29,919
0.63%, 01/22/26	30	29,864
1.38%, 08/05/24	205	210,547
1.63%, 02/15/23	300	306,357
2.00%, 05/02/25	169	177,634
2.50%, 11/20/24	25	26,587

Security	Par (000)	Value

Banks (continued)
2.63%, 02/28/24	$25	$26,405
Korea Development Bank (The) 0.40%, 03/09/24	200	199,584
3.00%, 01/13/26	45	48,915
Landwirtschaftliche Rentenbank, Series 37, 2.50%, 11/15/27	99	107,730
Lloyds Banking Group PLC 2.91%, 11/07/23 (Call 11/07/22)(a)	200	205,544
3.57%, 11/07/28 (Call 11/07/27)(a)	200	219,550
3.75%, 01/11/27	200	221,706
4.05%, 08/16/23	250	266,937
4.38%, 03/22/28	200	230,090
Mitsubishi UFJ Financial Group Inc. 0.95%, 07/19/25 (Call 07/19/24)(a)	200	200,756
3.41%, 03/07/24	10	10,690
3.46%, 03/02/23	10	10,465
3.74%, 03/07/29	10	11,283
3.75%, 07/18/39	200	230,222
3.76%, 07/26/23	10	10,632
3.96%, 03/02/28	10	11,381
4.29%, 07/26/38	30	36,665
Mizuho Financial Group Inc. 1.23%, 05/22/27 (Call 05/22/26)(a)	200	198,224
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(a)	200	202,356
2.26%, 07/09/32 (Call 07/09/31)(a)	200	199,932
Morgan Stanley 0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(a)	10	10,009
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(a)	10	10,015
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(a)	10	10,036
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(a)	10	10,014
0.79%, 05/30/25 (Call 05/30/24)(a)	10	9,982
0.99%, 12/10/26 (Call 12/10/25)(a)	10	9,881
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	10	10,041
1.59%, 05/04/27 (Call 04/04/27), (SOFR + 0.879%)(a)	10	10,098
1.79%, 02/13/32 (Call 02/13/31)(a)	10	9,683
1.93%, 04/28/32 (Call 01/28/32), (SOFR + 1.020%)(a)	10	9,777
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	10	10,389
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	10	10,029
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	310	324,753
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	10	10,510
2.80%, 01/25/52 (Call 07/25/51)(a)	10	9,965
3.13%, 07/27/26	55	59,663
3.22%, 04/22/42 (Call 04/22/41)(a)	10	10,716
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	10	11,105
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	10	11,203
3.63%, 01/20/27	10	11,122
3.70%, 10/23/24	424	461,702
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(a)	10	10,525
3.75%, 02/25/23	10	10,498
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	10	11,190
3.88%, 01/27/26	105	117,019
3.95%, 04/23/27	110	123,541
4.00%, 07/23/25	230	255,061
4.10%, 05/22/23	5	5,300
4.35%, 09/08/26	10	11,359
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	10	11,693
5.00%, 11/24/25	225	259,011

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	$150	$226,377
6.38%, 07/24/42	10	15,432
Series F, 3.88%, 04/29/24	105	113,701
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	10	9,998
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	25	26,681
Natwest Group PLC 3.07%, 05/22/28 (Call 05/22/27)(a)	200	213,304
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	200	216,644
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)	200	239,490
6.00%, 12/19/23	10	11,141
Northern Trust Corp. 1.95%, 05/01/30 (Call 02/01/30)	10	10,200
3.15%, 05/03/29 (Call 02/03/29)	61	67,548
Oesterreichische Kontrollbank AG 1.50%, 02/12/25	25	25,772
2.88%, 03/13/23	80	83,247
PNC Financial Services Group Inc. (The) 2.20%, 11/01/24 (Call 10/02/24)	10	10,506
2.31%, 04/23/32 (Call 04/23/31)(a)	10	10,301
2.55%, 01/22/30 (Call 10/24/29)	10	10,510
2.60%, 07/23/26 (Call 05/24/26)	10	10,701
3.15%, 05/19/27 (Call 04/19/27)	10	11,001
3.45%, 04/23/29 (Call 01/23/29)	207	231,165
3.50%, 01/23/24 (Call 12/24/23)	10	10,689
3.90%, 04/29/24 (Call 03/29/24)	10	10,815
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	214	223,448
Royal Bank of Canada 0.43%, 01/19/24	10	9,982
0.50%, 10/26/23	10	10,021
0.65%, 07/29/24	10	10,008
0.88%, 01/20/26	10	9,923
1.15%, 06/10/25	10	10,063
1.15%, 07/14/26	10	9,992
1.20%, 04/27/26	10	10,017
1.60%, 04/17/23	10	10,211
2.25%, 11/01/24	10	10,488
2.55%, 07/16/24	10	10,545
3.70%, 10/05/23	10	10,681
4.65%, 01/27/26	10	11,455
Santander Holdings USA Inc. 3.45%, 06/02/25 (Call 05/02/25)	10	10,734
3.50%, 06/07/24 (Call 05/07/24)	10	10,672
4.40%, 07/13/27 (Call 04/14/27)	85	95,902
4.50%, 07/17/25 (Call 04/17/25)	10	11,080
Santander UK Group Holdings PLC 3.82%, 11/03/28 (Call 11/03/27)(a)	200	220,666
4.80%, 11/15/24 (Call 11/15/23)(a)	200	217,378
Santander UK PLC, 4.00%, 03/13/24	10	10,851
State Street Corp. 2.20%, 03/03/31	10	10,216
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)	10	10,510
2.40%, 01/24/30	10	10,529
2.65%, 05/19/26	110	118,097
3.10%, 05/15/23	10	10,469
3.30%, 12/16/24	10	10,865
3.55%, 08/18/25	10	11,051

Security	Par (000)	Value

Banks (continued)
3.70%, 11/20/23	$10	$10,760
Sumitomo Mitsui Financial Group Inc. 2.14%, 09/23/30	10	9,803
2.63%, 07/14/26	10	10,652
2.70%, 07/16/24	445	468,919
3.04%, 07/16/29	200	214,958
3.36%, 07/12/27	159	175,129
3.78%, 03/09/26	100	111,515
SVB Financial Group 2.10%, 05/15/28 (Call 03/15/28)	10	10,221
3.50%, 01/29/25	141	152,304
Toronto-Dominion Bank (The) 0.30%, 06/02/23	10	9,993
0.45%, 09/11/23	10	10,013
0.55%, 03/04/24	10	10,004
0.75%, 06/12/23	125	125,914
0.75%, 09/11/25	10	9,925
0.75%, 01/06/26	10	9,905
1.15%, 06/12/25	10	10,090
2.65%, 06/12/24	210	221,980
3.25%, 03/11/24	10	10,681
3.50%, 07/19/23	10	10,603
Toronto-Dominion Bank. (The), 1.20%, 06/03/26	10	10,063
Truist Bank, 3.20%, 04/01/24 (Call 03/01/24)	110	117,342
Truist Financial Corp. 1.13%, 08/03/27 (Call 06/03/27)	10	9,871
1.20%, 08/05/25 (Call 07/03/25)	210	212,772
1.27%, 03/02/27 (Call 03/02/26)(a)	10	10,029
1.89%, 06/07/29 (Call 06/07/28)(a)	10	10,129
1.95%, 06/05/30 (Call 03/05/30)	10	10,157
2.20%, 03/16/23 (Call 02/13/23)	10	10,279
2.50%, 08/01/24 (Call 07/01/24)	106	111,688
2.85%, 10/26/24 (Call 09/26/24)	10	10,678
U.S. Bancorp. 1.38%, 07/22/30 (Call 04/22/30)	10	9,688
1.45%, 05/12/25 (Call 04/12/25)	10	10,232
2.40%, 07/30/24 (Call 06/30/24)	10	10,520
3.00%, 07/30/29 (Call 04/30/29)	10	10,893
3.10%, 04/27/26 (Call 03/27/26)	141	153,608
3.38%, 02/05/24 (Call 01/05/24)	10	10,673
3.60%, 09/11/24 (Call 08/11/24)	10	10,867
Series V, 2.38%, 07/22/26 (Call 06/22/26)	10	10,637
Series X, 3.15%, 04/27/27 (Call 03/27/27)	10	11,017
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26)(a)	25	25,424
Wells Fargo & Co. 0.81%, 05/19/25 (Call 05/19/24)(a)	10	10,040
1.65%, 06/02/24 (Call 06/02/23)(a)	10	10,224
2.16%, 02/11/26 (Call 02/11/25)(a)	10	10,377
2.19%, 04/30/26 (Call 04/29/25)(a)	10	10,384
2.39%, 06/02/28 (Call 06/02/27)(a)	10	10,423
2.41%, 10/30/25 (Call 10/30/24)(a)	10	10,447
2.57%, 02/11/31 (Call 02/11/30)(a)	10	10,396
2.88%, 10/30/30 (Call 10/30/29)(a)	10	10,635
3.00%, 02/19/25	10	10,656
3.00%, 04/22/26	60	64,987
3.00%, 10/23/26	125	135,162
3.07%, 04/30/41 (Call 04/29/40)(a)	10	10,504
3.20%, 06/17/27 (Call 06/17/26)(a)	10	10,823
3.30%, 09/09/24	10	10,768
3.55%, 09/29/25	10	10,970

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.58%, 05/22/28 (Call 05/22/27)(a)	$10	$11,092
3.75%, 01/24/24 (Call 12/24/23)	10	10,725
3.90%, 05/01/45	85	101,455
4.10%, 06/03/26	10	11,227
4.13%, 08/15/23	10	10,695
4.15%, 01/24/29 (Call 10/24/28)	148	170,391
4.30%, 07/22/27	10	11,470
4.48%, 04/04/31 (Call 04/04/30)(a)	10	11,873
4.75%, 12/07/46	10	12,756
5.01%, 04/04/51 (Call 04/04/50)(a)	215	298,792
5.38%, 11/02/43	100	134,943
Series M, 3.45%, 02/13/23	10	10,441
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26)(a)	15	15,378
Westpac Banking Corp. 1.15%, 06/03/26	10	10,064
2.15%, 06/03/31	10	10,238
2.35%, 02/19/25	10	10,536
2.67%, 11/15/35 (Call 11/15/30)(a)	10	9,923
2.85%, 05/13/26	10	10,839
2.89%, 02/04/30 (Call 02/04/25)(a)	10	10,410
3.30%, 02/26/24	10	10,700
3.35%, 03/08/27	10	11,106
3.40%, 01/25/28	10	11,213
4.42%, 07/24/39	110	131,606

		23,862,016

Beverages — 0.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc. 3.65%, 02/01/26 (Call 11/01/25)	50	55,237
4.70%, 02/01/36 (Call 08/01/35)	10	12,320
4.90%, 02/01/46 (Call 08/01/45)	205	261,998
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	10	11,028
Anheuser-Busch InBev Worldwide Inc. 3.50%, 06/01/30 (Call 03/01/30)	160	178,178
4.00%, 04/13/28 (Call 01/13/28)	5	5,695
4.35%, 06/01/40 (Call 12/01/39)	10	12,005
4.38%, 04/15/38 (Call 10/15/37)	10	11,955
4.50%, 06/01/50 (Call 12/01/49)	10	12,403
4.60%, 04/15/48 (Call 10/15/47)	10	12,345
4.60%, 06/01/60 (Call 12/01/59)	10	12,485
4.75%, 01/23/29 (Call 10/23/28)	10	11,904
4.75%, 04/15/58 (Call 10/15/57)	10	12,720
4.90%, 01/23/31 (Call 10/23/30)	120	147,782
5.45%, 01/23/39 (Call 07/23/38)	10	13,203
5.55%, 01/23/49 (Call 07/23/48)	115	160,174
5.80%, 01/23/59 (Call 07/23/58)	111	164,581
Coca-Cola Co. (The) 1.00%, 03/15/28	10	9,761
1.38%, 03/15/31	10	9,645
1.45%, 06/01/27	10	10,197
1.50%, 03/05/28	10	10,085
1.65%, 06/01/30	75	74,395
1.75%, 09/06/24	10	10,406
2.13%, 09/06/29	75	77,938
2.25%, 01/05/32	10	10,349
2.90%, 05/25/27	454	497,561
3.00%, 03/05/51	125	133,327
Constellation Brands Inc. 2.25%, 08/01/31 (Call 05/01/31)	10	10,010

Security	Par (000)	Value

Beverages (continued)
2.88%, 05/01/30 (Call 02/01/30)	$10	$10,537
3.15%, 08/01/29 (Call 05/01/29)	10	10,801
4.10%, 02/15/48 (Call 08/15/47)	25	28,888
4.25%, 05/01/23	10	10,599
Diageo Capital PLC 2.63%, 04/29/23 (Call 01/29/23)	34	35,104
3.88%, 04/29/43 (Call 10/29/42)	55	65,837
Keurig Dr Pepper Inc. 0.75%, 03/15/24 (Call 03/15/22)	10	10,010
2.25%, 03/15/31 (Call 12/15/30)	10	10,141
3.20%, 05/01/30 (Call 02/01/30)	10	10,898
3.80%, 05/01/50 (Call 11/01/49)	50	56,866
4.06%, 05/25/23 (Call 04/25/23)	10	10,606
4.60%, 05/25/28 (Call 02/25/28)	10	11,735
Molson Coors Beverage Co. 3.00%, 07/15/26 (Call 04/15/26)	10	10,747
4.20%, 07/15/46 (Call 01/15/46)	55	62,197
5.00%, 05/01/42	10	12,469
PepsiCo Inc. 0.40%, 10/07/23	10	10,033
0.75%, 05/01/23	10	10,087
1.63%, 05/01/30 (Call 02/01/30)	10	9,964
2.25%, 03/19/25 (Call 02/19/25)	10	10,510
2.38%, 10/06/26 (Call 07/06/26)	10	10,704
2.63%, 07/29/29 (Call 04/29/29)	10	10,761
2.75%, 03/01/23	10	10,382
2.75%, 03/19/30 (Call 12/19/29)	75	81,301
2.85%, 02/24/26 (Call 11/24/25)	10	10,809
2.88%, 10/15/49 (Call 04/15/49)	25	26,214
3.00%, 10/15/27 (Call 07/15/27)	10	11,033
3.38%, 07/29/49 (Call 01/29/49)	55	62,338
3.50%, 03/19/40 (Call 09/19/39)	58	66,480
3.60%, 03/01/24 (Call 12/01/23)	10	10,710
3.60%, 08/13/42	25	29,145
3.63%, 03/19/50 (Call 09/19/49)	10	11,876

		2,689,469

Biotechnology — 0.4%
Amgen Inc. 1.90%, 02/21/25 (Call 01/21/25)	10	10,325
2.00%, 01/15/32 (Call 10/15/31)	100	98,480
2.20%, 02/21/27 (Call 12/21/26)	10	10,425
2.25%, 08/19/23 (Call 06/19/23)	10	10,334
2.30%, 02/25/31 (Call 11/25/30)	10	10,187
2.45%, 02/21/30 (Call 11/21/29)	10	10,346
2.60%, 08/19/26 (Call 05/19/26)	10	10,639
2.77%, 09/01/53 (Call 03/01/53)	100	95,803
3.13%, 05/01/25 (Call 02/01/25)	10	10,717
3.15%, 02/21/40 (Call 08/21/39)	10	10,474
3.20%, 11/02/27 (Call 08/02/27)	210	230,315
3.38%, 02/21/50 (Call 08/21/49)	10	10,634
3.63%, 05/22/24 (Call 02/22/24)	10	10,733
4.40%, 05/01/45 (Call 11/01/44)	110	134,211
4.56%, 06/15/48 (Call 12/15/47)	10	12,620
4.66%, 06/15/51 (Call 12/15/50)	10	12,970
Biogen Inc. 2.25%, 05/01/30 (Call 02/01/30)	10	10,107
3.15%, 05/01/50 (Call 11/01/49)	60	59,290
4.05%, 09/15/25 (Call 06/15/25)	10	11,114
Gilead Sciences Inc. 0.75%, 09/29/23 (Call 09/29/21)	10	10,003

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
1.20%, 10/01/27 (Call 08/01/27)	$10	$9,853
1.65%, 10/01/30 (Call 07/01/30)	10	9,754
2.80%, 10/01/50 (Call 04/01/50)	10	9,746
2.95%, 03/01/27 (Call 12/01/26)	10	10,800
3.50%, 02/01/25 (Call 11/01/24)	10	10,823
3.65%, 03/01/26 (Call 12/01/25)	10	11,026
3.70%, 04/01/24 (Call 01/01/24)	10	10,715
4.50%, 02/01/45 (Call 08/01/44)	25	30,946
4.75%, 03/01/46 (Call 09/01/45)	25	32,147
5.65%, 12/01/41 (Call 06/01/41)	115	161,131
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	10	10,250
Regeneron Pharmaceuticals Inc. 1.75%, 09/15/30 (Call 06/15/30)	10	9,624
2.80%, 09/15/50 (Call 03/15/50)	10	9,474
Royalty Pharma PLC 2.15%, 09/02/31 (Call 06/02/31)	10	9,765
3.30%, 09/02/40 (Call 03/02/40)	50	50,670
3.35%, 09/02/51 (Call 03/02/51)	10	9,705

		1,176,156

Building Materials — 0.4%
Carrier Global Corp. 2.24%, 02/15/25 (Call 01/15/25)	10	10,411
2.49%, 02/15/27 (Call 12/15/26)	10	10,533
2.72%, 02/15/30 (Call 11/15/29)	175	183,755
3.38%, 04/05/40 (Call 10/05/39)	50	53,480
3.58%, 04/05/50 (Call 10/05/49)	50	54,472
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	10	10,087
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	121	131,565
Johnson Controls International PLC, 4.50%, 02/15/47 (Call 08/15/46)	10	12,663
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	10	9,829
Lennox International Inc., 1.35%, 08/01/25 (Call 07/01/25)	100	100,770
Martin Marietta Materials Inc. 2.40%, 07/15/31 (Call 04/15/31)	10	10,242
3.20%, 07/15/51 (Call 01/15/51)	10	10,252
4.25%, 07/02/24 (Call 04/02/24)	394	429,145
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	90	98,362
Vulcan Materials Co. 3.50%, 06/01/30 (Call 03/01/30)	10	11,126
3.90%, 04/01/27 (Call 01/01/27)	15	16,960

		1,153,652

Chemicals — 0.5%
Air Products and Chemicals Inc. 1.85%, 05/15/27 (Call 03/15/27)	10	10,364
2.70%, 05/15/40 (Call 11/15/39)	75	77,122
Dow Chemical Co. (The) 2.10%, 11/15/30 (Call 08/15/30)	75	75,515
3.60%, 11/15/50 (Call 05/15/50)	10	10,991
4.38%, 11/15/42 (Call 05/15/42)	100	120,479
5.25%, 11/15/41 (Call 05/15/41)	5	6,611
5.55%, 11/30/48 (Call 05/30/48)	75	106,632
DuPont de Nemours Inc. 4.21%, 11/15/23 (Call 10/15/23)	10	10,768
4.49%, 11/15/25 (Call 09/25/25)	10	11,291
4.73%, 11/15/28 (Call 08/15/28)	10	11,920
5.32%, 11/15/38 (Call 05/15/38)	130	172,051
5.42%, 11/15/48 (Call 05/15/48)	10	14,147

Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)	$5	$6,144
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)	10	10,748
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	125	129,157
Huntsman International LLC 2.95%, 06/15/31 (Call 03/15/31)	5	5,182
4.50%, 05/01/29 (Call 02/01/29)	80	91,729
Linde Inc./CT 1.10%, 08/10/30 (Call 05/10/30)	65	61,600
3.20%, 01/30/26 (Call 10/30/25)	50	54,569
LYB International Finance III LLC, 3.63%, 04/01/51 (Call 04/01/50)	110	119,801
Nutrien Ltd., 3.95%, 05/13/50 (Call 11/13/49)	50	58,734
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	10	10,004
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	120	132,110
Sherwin-Williams Co. (The) 2.30%, 05/15/30 (Call 02/15/30)	10	10,235
3.45%, 06/01/27 (Call 03/01/27)	10	11,058
3.80%, 08/15/49 (Call 02/15/49)	50	57,805
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	132	145,654

		1,532,421

Commercial Services — 0.3%
Automatic Data Processing Inc. 1.25%, 09/01/30 (Call 06/01/30)	10	9,609
1.70%, 05/15/28 (Call 03/15/28)	10	10,174
3.38%, 09/15/25 (Call 06/15/25)	39	42,731
Block Financial LLC 2.50%, 07/15/28 (Call 05/15/28)	10	10,196
3.88%, 08/15/30 (Call 05/15/30)	10	10,929
5.25%, 10/01/25 (Call 07/01/25)	42	47,994
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	10	11,222
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	5	5,384
Equifax Inc. 2.60%, 12/15/25 (Call 11/15/25)	25	26,448
3.10%, 05/15/30 (Call 02/15/30)	10	10,715
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	5	4,912
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	25	25,720
George Washington University (The), 4.87%, 09/15/45	46	63,555
Global Payments Inc. 1.20%, 03/01/26 (Call 02/01/26)	10	9,941
2.65%, 02/15/25 (Call 01/15/24)	75	78,841
2.90%, 05/15/30 (Call 02/15/30)	10	10,510
3.20%, 08/15/29 (Call 05/15/29)	10	10,734
4.80%, 04/01/26 (Call 01/01/26)	10	11,440
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(c)	25	25,367
Johns Hopkins University, Series A, 2.81%, 01/01/60 (Call 07/01/59)	5	5,225
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	15	15,252
Massachusetts Institute of Technology 5.60%, 07/01/2111	25	44,597
Series G, 2.29%, 07/01/51 (Call 01/01/51)	5	4,840
Moody’s Corp., 3.25%, 05/20/50 (Call 11/20/49)	30	31,606
Northeastern University, Series 2020, 2.89%, 10/01/50	5	5,187
Northwestern University, Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	35	44,107
PayPal Holdings Inc. 1.35%, 06/01/23	10	10,177

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
1.65%, 06/01/25 (Call 05/01/25)	$110	$113,271
2.30%, 06/01/30 (Call 03/01/30)	10	10,399
2.40%, 10/01/24 (Call 09/01/24)	10	10,538
2.65%, 10/01/26 (Call 08/01/26)	10	10,747
2.85%, 10/01/29 (Call 07/01/29)	10	10,788
3.25%, 06/01/50 (Call 12/01/49)	10	11,025
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	54	61,208
Trustees of Princeton University (The), 5.70%, 03/01/39	50	74,486
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)	10	10,508
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	5	5,852
University of Southern California, Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	25	25,958
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	50	57,270

		989,463

Computers — 1.3%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	25	25,310
Apple Inc. 0.55%, 08/20/25 (Call 07/20/25)	10	9,913
0.70%, 02/08/26 (Call 01/08/26)	10	9,940
0.75%, 05/11/23	10	10,086
1.13%, 05/11/25 (Call 04/11/25)	10	10,118
1.20%, 02/08/28 (Call 12/08/27)	10	9,892
1.25%, 08/20/30 (Call 05/20/30)	10	9,640
1.40%, 08/05/28 (Call 06/05/28)	10	9,973
1.65%, 05/11/30 (Call 02/11/30)	10	9,960
1.65%, 02/08/31 (Call 11/08/30)	143	141,549
1.70%, 08/05/31 (Call 05/05/31)	10	9,915
1.80%, 09/11/24 (Call 08/11/24)	10	10,368
2.05%, 09/11/26 (Call 07/11/26)	10	10,488
2.20%, 09/11/29 (Call 06/11/29)	10	10,436
2.38%, 02/08/41 (Call 08/08/40)	10	9,817
2.40%, 05/03/23	10	10,357
2.40%, 08/20/50 (Call 06/20/50)	10	9,453
2.45%, 08/04/26 (Call 05/04/26)	210	224,013
2.50%, 02/09/25	10	10,575
2.55%, 08/20/60 (Call 02/20/60)	10	9,384
2.65%, 05/11/50 (Call 11/11/49)	110	108,898
2.65%, 02/08/51 (Call 08/08/50)	140	138,113
2.70%, 08/05/51 (Call 02/05/51)	10	9,962
2.75%, 01/13/25 (Call 11/13/24)	10	10,641
2.80%, 02/08/61 (Call 02/08/60)	50	49,448
2.85%, 02/23/23 (Call 12/23/22)	10	10,342
2.85%, 05/11/24 (Call 03/11/24)	10	10,598
2.85%, 08/05/61 (Call 02/05/61)	10	9,983
2.90%, 09/12/27 (Call 06/12/27)	10	10,916
2.95%, 09/11/49 (Call 03/11/49)	10	10,404
3.00%, 02/09/24 (Call 12/09/23)	10	10,576
3.00%, 06/20/27 (Call 03/20/27)	10	11,023
3.00%, 11/13/27 (Call 08/13/27)	10	10,988
3.20%, 05/13/25	10	10,856
3.20%, 05/11/27 (Call 02/11/27)	10	11,071
3.25%, 02/23/26 (Call 11/23/25)	210	230,122
3.35%, 02/09/27 (Call 11/09/26)	10	11,110
3.45%, 05/06/24	10	10,786
3.45%, 02/09/45	15	16,935
3.85%, 05/04/43	50	59,840
3.85%, 08/04/46 (Call 02/04/46)	79	94,537

Security	Par (000)	Value

Computers (continued)
4.38%, 05/13/45	$50	$64,112
4.45%, 05/06/44	5	6,495
4.65%, 02/23/46 (Call 08/23/45)	50	66,647
Dell International LLC/EMC Corp. 4.00%, 07/15/24 (Call 06/15/24)	110	119,406
4.90%, 10/01/26 (Call 08/01/26)	10	11,574
5.30%, 10/01/29 (Call 07/01/29)	10	12,170
5.45%, 06/15/23 (Call 04/15/23)	10	10,781
5.85%, 07/15/25 (Call 06/15/25)	194	226,644
6.02%, 06/15/26 (Call 03/15/26)	170	203,441
6.20%, 07/15/30 (Call 04/15/30)	10	12,891
8.10%, 07/15/36 (Call 01/15/36)	10	15,377
8.35%, 07/15/46 (Call 01/15/46)	75	123,724
DXC Technology Co., 4.13%, 04/15/25 (Call 03/15/25)	10	10,977
Hewlett Packard Enterprise Co. 1.45%, 04/01/24 (Call 03/01/24)	10	10,170
1.75%, 04/01/26 (Call 03/01/26)	10	10,201
2.25%, 04/01/23 (Call 03/01/23)	10	10,260
4.45%, 10/02/23 (Call 09/02/23)	10	10,760
4.90%, 10/15/25 (Call 07/15/25)	10	11,396
6.20%, 10/15/35 (Call 04/15/35)	10	13,613
6.35%, 10/15/45 (Call 04/15/45)	25	34,577
HP Inc. 1.45%, 06/17/26 (Call 05/17/26)(c)	10	9,991
2.20%, 06/17/25 (Call 05/17/25)	25	25,939
2.65%, 06/17/31 (Call 03/17/31)(c)	10	10,027
3.00%, 06/17/27 (Call 04/17/27)	110	118,400
3.40%, 06/17/30 (Call 03/17/30)	10	10,705
6.00%, 09/15/41	75	98,583
International Business Machines Corp. 1.70%, 05/15/27 (Call 03/15/27)	100	101,956
1.95%, 05/15/30 (Call 02/15/30)	100	100,382
2.85%, 05/15/40 (Call 11/15/39)	100	101,985
3.00%, 05/15/24	200	212,814
3.30%, 05/15/26	100	110,098
3.38%, 08/01/23	100	105,655
3.50%, 05/15/29	100	111,993
3.63%, 02/12/24	100	107,409
4.25%, 05/15/49	100	124,927
Leidos Inc., 2.95%, 05/15/23 (Call 04/15/23)	15	15,557
NetApp Inc. 1.88%, 06/22/25 (Call 05/22/25)	10	10,299
2.70%, 06/22/30 (Call 03/22/30)	10	10,388
3.30%, 09/29/24 (Call 07/29/24)	100	106,820

		3,887,480

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 3.70%, 08/01/47 (Call 02/01/47)	25	30,960
Estee Lauder Companies Inc. (The), 3.13%, 12/01/49 (Call 06/01/49)	50	55,411
Procter & Gamble Co. (The) 0.55%, 10/29/25	10	9,928
1.00%, 04/23/26	10	10,063
1.20%, 10/29/30	10	9,637
1.95%, 04/23/31	10	10,269
2.45%, 11/03/26	10	10,712
2.80%, 03/25/27	10	10,876
3.00%, 03/25/30	10	11,102
3.60%, 03/25/50	25	31,268

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Unilever Capital Corp., 5.90%, 11/15/32	$56	$77,448

		267,674

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	30	39,523

Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.15%, 02/15/24 (Call 01/15/24)	150	156,817
6.50%, 07/15/25 (Call 06/15/25)	150	175,218
Air Lease Corp. 0.70%, 02/15/24 (Call 01/15/24)	15	14,947
1.88%, 08/15/26 (Call 07/15/26)	10	10,031
2.88%, 01/15/26 (Call 12/15/25)	10	10,511
3.00%, 09/15/23 (Call 07/15/23)	5	5,212
3.63%, 12/01/27 (Call 09/01/27)	33	35,679
3.88%, 07/03/23 (Call 06/03/23)	15	15,841
Aircastle Ltd. 4.13%, 05/01/24 (Call 02/01/24)	35	37,307
4.25%, 06/15/26 (Call 04/15/26)	5	5,498
Ally Financial Inc. 3.88%, 05/21/24 (Call 04/21/24)	310	334,245
5.13%, 09/30/24	15	16,860
5.80%, 05/01/25 (Call 04/01/25)	10	11,571
8.00%, 11/01/31	15	22,008
American Express Co. 2.50%, 07/30/24 (Call 06/29/24)	10	10,530
2.65%, 12/02/22	27	27,812
3.00%, 10/30/24 (Call 09/29/24)	10	10,711
3.13%, 05/20/26 (Call 04/20/26)	10	10,915
3.40%, 02/27/23 (Call 01/27/23)	10	10,428
3.40%, 02/22/24 (Call 01/22/24)	10	10,666
3.70%, 08/03/23 (Call 07/03/23)	10	10,606
4.20%, 11/06/25 (Call 10/06/25)	210	238,289
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	10	11,081
Ameriprise Financial Inc. 2.88%, 09/15/26 (Call 06/15/26)	84	90,541
4.00%, 10/15/23	15	16,124
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	20	19,707
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	10	10,007
Brookfield Finance Inc. 3.50%, 03/30/51 (Call 09/30/50)	10	10,587
4.35%, 04/15/30 (Call 01/15/30)	75	87,575
4.85%, 03/29/29 (Call 12/29/28)	10	11,938
Capital One Financial Corp. 2.36%, 07/29/32 (Call 07/29/31)(a)	10	9,931
2.60%, 05/11/23 (Call 04/11/23)	10	10,354
3.20%, 02/05/25 (Call 01/05/25)	10	10,754
3.30%, 10/30/24 (Call 09/30/24)	10	10,750
3.65%, 05/11/27 (Call 04/11/27)	10	11,156
3.75%, 04/24/24 (Call 03/24/24)	10	10,762
3.75%, 07/28/26 (Call 06/28/26)	10	11,056
3.75%, 03/09/27 (Call 02/09/27)	10	11,186
3.80%, 01/31/28 (Call 12/31/27)	10	11,231
3.90%, 01/29/24 (Call 12/29/23)	10	10,738
4.20%, 10/29/25 (Call 09/29/25)	110	122,649
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	100	111,458
Charles Schwab Corp. (The) 0.75%, 03/18/24 (Call 02/18/24)	15	15,097

Security	Par (000)	Value

Diversified Financial Services (continued)
0.90%, 03/11/26 (Call 02/11/26)	$85	$84,701
1.15%, 05/13/26 (Call 04/13/26)	10	10,065
1.65%, 03/11/31 (Call 12/11/30)	10	9,785
1.95%, 12/01/31 (Call 09/01/31)	50	50,034
2.00%, 03/20/28 (Call 01/20/28)	10	10,310
2.30%, 05/13/31 (Call 02/13/31)	10	10,327
3.20%, 01/25/28 (Call 10/25/27)	5	5,512
3.25%, 05/22/29 (Call 02/22/29)	10	11,065
3.85%, 05/21/25 (Call 03/21/25)	15	16,557
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	35	36,428
CME Group Inc. 3.00%, 03/15/25 (Call 12/15/24)	10	10,714
5.30%, 09/15/43 (Call 03/15/43)	25	35,916
Discover Financial Services 3.75%, 03/04/25 (Call 12/04/24)	37	40,186
3.95%, 11/06/24 (Call 08/06/24)	83	90,370
4.10%, 02/09/27 (Call 11/09/26)	10	11,251
Eaton Vance Corp., 3.63%, 06/15/23	5	5,272
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	10	9,661
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	365	443,322
Intercontinental Exchange Inc. 0.70%, 06/15/23	15	15,065
1.85%, 09/15/32 (Call 06/15/32)	160	154,389
2.10%, 06/15/30 (Call 03/15/30)	10	10,037
3.00%, 06/15/50 (Call 12/15/49)	110	111,349
3.75%, 12/01/25 (Call 09/01/25)	15	16,571
4.00%, 10/15/23	15	16,084
Invesco Finance PLC, 3.75%, 01/15/26	40	44,236
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	15	16,027
Jefferies Group LLC/Jefferies Group Capital Finance Inc. 4.15%, 01/23/30	10	11,335
4.85%, 01/15/27	78	90,879
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	25	27,500
Legg Mason Inc. 4.75%, 03/15/26	25	28,940
5.63%, 01/15/44	10	14,231
Mastercard Inc. 1.90%, 03/15/31 (Call 12/15/30)	10	10,225
2.95%, 11/21/26 (Call 08/21/26)	10	10,924
2.95%, 06/01/29 (Call 03/01/29)	10	10,962
2.95%, 03/15/51 (Call 09/15/50)	10	10,577
3.30%, 03/26/27 (Call 01/26/27)	10	11,102
3.35%, 03/26/30 (Call 12/26/29)	10	11,295
3.85%, 03/26/50 (Call 09/26/49)	77	93,958
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)	120	114,336
Nomura Holdings Inc. 1.65%, 07/14/26	200	200,272
2.65%, 01/16/25	200	209,544
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	45	54,089
Synchrony Financial 4.25%, 08/15/24 (Call 05/15/24)	10	10,858
4.38%, 03/19/24 (Call 02/19/24)	10	10,829
Visa Inc. 0.75%, 08/15/27 (Call 06/15/27)	10	9,831
1.10%, 02/15/31 (Call 11/15/30)	10	9,514
1.90%, 04/15/27 (Call 02/15/27)	10	10,397
2.00%, 08/15/50 (Call 02/15/50)	10	8,897
2.05%, 04/15/30 (Call 01/15/30)	10	10,315

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.15%, 12/14/25 (Call 09/14/25)	$10	$10,925
4.15%, 12/14/35 (Call 06/14/35)	185	227,284
4.30%, 12/14/45 (Call 06/14/45)	75	96,034
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	10	9,935
2.85%, 01/10/25 (Call 12/10/24)	50	52,725

		4,449,331
Electric — 2.9%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	50	53,109
3.95%, 06/01/28 (Call 03/01/28)	15	16,928
Series H, 3.45%, 01/15/50 (Call 07/15/49)	104	110,442
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	155	154,089
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	383	401,373
Ameren Illinois Co., 2.90%, 06/15/51 (Call 12/15/50)	50	51,716
Arizona Public Service Co., 4.20%, 08/15/48 (Call 02/15/48)	50	60,525
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	37	39,506
3.20%, 04/15/25 (Call 03/15/25)	151	161,732
Baltimore Gas and Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	150	153,319
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	10	9,754
4.45%, 01/15/49 (Call 07/15/48)	75	94,690
6.13%, 04/01/36	200	282,094
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	10	10,293
4.25%, 11/30/23 (Call 08/30/23)	15	16,076
CenterPoint Energy Houston Electric LLC, Series AD, 2.90%, 07/01/50 (Call 01/01/50)	41	42,449
CenterPoint Energy Inc., 2.95%, 03/01/30 (Call 12/01/29)	41	43,475
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	15	16,618
Commonwealth Edison Co., 4.70%, 01/15/44 (Call 07/15/43)	100	130,051
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	100	102,655
3.60%, 06/15/61 (Call 12/15/60)	60	64,756
4.45%, 03/15/44 (Call 09/15/43)	115	140,191
4.50%, 05/15/58 (Call 11/15/57)	25	30,977
Series C, 4.30%, 12/01/56 (Call 06/01/56)	5	6,073
Consumers Energy Co.
3.50%, 08/01/51 (Call 02/01/51)	50	57,506
4.05%, 05/15/48 (Call 11/15/47)	5	6,165
Dominion Energy Inc.
Series A, 1.45%, 04/15/26 (Call 03/15/26)	150	151,357
Series A, 4.60%, 03/15/49 (Call 09/15/48)	5	6,421
Dominion Energy South Carolina Inc., 6.05%, 01/15/38	100	143,702
DTE Electric Co., 2.95%, 03/01/50 (Call 09/01/49)	65	67,707
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)	60	59,883
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	10	9,923
2.45%, 06/01/30 (Call 03/01/30)	10	10,252
2.55%, 06/15/31 (Call 03/15/31)	10	10,289
2.65%, 09/01/26 (Call 06/01/26)	10	10,635
3.15%, 08/15/27 (Call 05/15/27)	10	10,866
3.30%, 06/15/41 (Call 12/15/40)	75	78,153
3.40%, 06/15/29 (Call 03/15/29)	10	10,962
3.50%, 06/15/51 (Call 12/15/50)	10	10,570
3.75%, 04/15/24 (Call 01/15/24)	10	10,733
3.75%, 09/01/46 (Call 03/01/46)	75	81,457

Security	Par (000)	Value

Electric (continued)
Duke Energy Florida LLC
3.85%, 11/15/42 (Call 05/15/42)	$5	$5,808
6.35%, 09/15/37	140	207,628
Duke Energy Progress LLC, 4.15%, 12/01/44 (Call 06/01/44)	168	203,307
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	100	119,147
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	25	27,390
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	20	23,087
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	10	9,878
1.90%, 06/15/28 (Call 04/15/28)	100	100,116
2.95%, 09/01/26 (Call 06/01/26)	100	107,354
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)	50	61,483
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	10	10,450
Evergy Kansas Central Inc., 3.25%, 09/01/49 (Call 03/01/49)	50	53,536
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	50	51,196
Eversource Energy, Series L, 2.90%, 10/01/24 (Call 08/01/24)	110	116,655
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	150	163,713
3.95%, 06/15/25 (Call 03/15/25)	60	65,888
4.05%, 04/15/30 (Call 01/15/30)	50	57,326
4.70%, 04/15/50 (Call 10/15/49)	140	179,353
Exelon Generation Co. LLC, 3.25%, 06/01/25 (Call 05/01/25)	10	10,755
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	10	10,669
5.25%, 02/01/41 (Call 08/01/40)	100	138,755
5.69%, 03/01/40	5	7,209
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	10	10,791
Georgia Power Co.
4.30%, 03/15/42	5	5,948
Series A, 2.10%, 07/30/23	10	10,323
Iberdrola International BV
5.81%, 03/15/25	100	115,917
6.75%, 07/15/36	5	7,688
Interstate Power & Light Co., 2.30%, 06/01/30 (Call 03/01/30)	20	20,481
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	95	104,315
Louisville Gas & Electric Co., 4.25%, 04/01/49 (Call 10/01/48)	5	6,188
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29 (Call 12/15/28)	65	73,732
4.75%, 04/30/43 (Call 04/30/23)(a)	64	66,881
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	10	10,039
1.90%, 06/15/28 (Call 04/15/28)	100	101,327
2.25%, 06/01/30 (Call 03/01/30)	50	50,956
2.75%, 05/01/25 (Call 04/01/25)	10	10,612
3.15%, 04/01/24 (Call 03/01/24)	100	105,988
3.50%, 04/01/29 (Call 01/01/29)	236	261,816
3.55%, 05/01/27 (Call 02/01/27)	10	11,072
Oglethorpe Power Corp., 5.25%, 09/01/50	22	28,585
Oklahoma Gas & Electric Co., 3.25%, 04/01/30 (Call 10/01/29)	40	43,873
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (Call 03/30/47)	35	41,502
4.55%, 12/01/41 (Call 06/01/41)	29	37,193
Pacific Gas & Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	150	141,505
3.30%, 08/01/40 (Call 02/01/40)	50	46,117
3.50%, 08/01/50 (Call 02/01/50)	65	58,666
4.50%, 07/01/40 (Call 01/01/40)	75	76,136
4.55%, 07/01/30 (Call 01/01/30)	10	10,688
4.95%, 07/01/50 (Call 01/01/50)	80	84,646

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PacifiCorp
4.15%, 02/15/50 (Call 08/15/49)	$75	$91,108
6.00%, 01/15/39	100	142,774
PacifiCorp., 2.90%, 06/15/52 (Call 12/15/51)	10	9,997
PECO Energy Co., 3.05%, 03/15/51 (Call 09/15/50)	5	5,295
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	200	201,820
PPL Electric Utilities Corp., 4.15%, 06/15/48 (Call 12/15/47)	50	62,912
Public Service Co. of Colorado
4.05%, 09/15/49 (Call 03/15/49)	85	106,100
Series 17, 6.25%, 09/01/37	100	149,028
Public Service Electric & Gas Co.
3.85%, 05/01/49 (Call 11/01/48)	10	12,028
4.05%, 05/01/48 (Call 11/01/47)	50	61,615
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	10	9,898
2.88%, 06/15/24 (Call 05/15/24)	150	158,598
Puget Sound Energy Inc., 3.25%, 09/15/49 (Call 03/15/49)	56	59,769
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	10	10,699
4.00%, 02/01/48 (Call 08/01/47)	60	67,951
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	145	147,896
4.00%, 04/01/47 (Call 10/01/46)	5	5,305
4.65%, 10/01/43 (Call 04/01/43)	100	115,075
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	10	10,416
3.25%, 07/01/26 (Call 04/01/26)	10	10,833
4.40%, 07/01/46 (Call 01/01/46)	206	247,668
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	10	9,999
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(a)	10	10,217
Series A, 3.70%, 04/30/30 (Call 01/30/30)	10	11,148
Tampa Electric Co., 4.30%, 06/15/48 (Call 12/15/47)	30	37,564
Union Electric Co., 3.25%, 10/01/49 (Call 04/01/49)	25	27,272
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	100	93,431
4.00%, 01/15/43 (Call 07/15/42)	100	117,815
4.60%, 12/01/48 (Call 06/01/48)	50	66,033
Series A, 3.15%, 01/15/26 (Call 10/15/25)	150	162,862
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	100	108,619
Wisconsin Public Service Corp., 3.30%, 09/01/49 (Call 03/01/49)	30	32,473
Xcel Energy Inc., 3.40%, 06/01/30 (Call 12/01/29)	65	72,062

		8,639,440
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 0.88%, 10/15/26 (Call 09/15/26)	10	9,872

Electronics — 0.2%
Agilent Technologies Inc.
2.30%, 03/12/31 (Call 12/12/30)	10	10,137
3.88%, 07/15/23 (Call 04/15/23)	25	26,396
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	10	10,373
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	10	10,605
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	90	97,813
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	10	10,204
1.95%, 06/01/30 (Call 03/01/30)	10	10,210
2.30%, 08/15/24 (Call 07/15/24)	10	10,523
2.50%, 11/01/26 (Call 08/01/26)	10	10,663
2.80%, 06/01/50 (Call 12/01/49)	10	10,457
Jabil Inc., 3.00%, 01/15/31 (Call 10/15/30)	10	10,304

Security	Par (000)	Value

Electronics (continued)
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	$50	$58,323
Legrand France SA, 8.50%, 02/15/25	115	143,175
SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(c)	10	10,005
1.75%, 08/09/26 (Call 07/09/26)(c)	10	9,959
2.38%, 08/09/28 (Call 06/09/28)(c)	10	9,995
2.65%, 08/09/31 (Call 05/09/31)(c)	10	9,851
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)(c)	5	5,011
2.40%, 04/01/28 (Call 02/01/28)(c)	5	5,007
2.95%, 04/01/31 (Call 01/01/31)(c)	5	5,060

		474,071
Environmental Control — 0.0%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	10	9,520
1.75%, 02/15/32 (Call 11/15/31)	10	9,667
2.50%, 08/15/24 (Call 07/15/24)	10	10,499
Waste Connections Inc., 2.60%, 02/01/30 (Call 11/01/29)	10	10,463
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	10	9,927
1.50%, 03/15/31 (Call 12/15/30)	10	9,593
3.15%, 11/15/27 (Call 08/15/27)	10	10,990

		70,659
Food — 0.3%
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	10	10,172
3.13%, 04/24/50 (Call 10/24/49)	25	24,877
3.95%, 03/15/25 (Call 01/15/25)	10	10,981
4.15%, 03/15/28 (Call 12/15/27)	10	11,396
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	10	9,808
4.30%, 05/01/24 (Call 04/01/24)	10	10,896
4.60%, 11/01/25 (Call 09/01/25)	10	11,294
4.85%, 11/01/28 (Call 08/01/28)	10	11,931
5.40%, 11/01/48 (Call 05/01/48)	60	81,791
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	10	10,110
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)	10	10,705
3.70%, 10/17/23 (Call 09/17/23)	10	10,648
4.20%, 04/17/28 (Call 01/17/28)	10	11,515
Hershey Co. (The), 3.13%, 11/15/49 (Call 05/15/49)	25	27,142
Hormel Foods Corp.
0.65%, 06/03/24 (Call 06/03/22)	25	25,037
1.70%, 06/03/28 (Call 04/03/28)	10	10,154
3.05%, 06/03/51 (Call 12/03/50)	10	10,642
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	10	10,317
3.50%, 03/15/25	27	29,356
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	10	10,079
3.25%, 04/01/26	10	10,930
4.30%, 05/15/28 (Call 02/15/28)	65	75,487
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	10	9,685
2.20%, 05/01/30 (Call 02/01/30)	10	10,157
2.65%, 10/15/26 (Call 07/15/26)	10	10,656
3.70%, 08/01/27 (Call 05/01/27)	10	11,238
3.95%, 01/15/50 (Call 07/15/49)	10	11,659
5.15%, 08/01/43 (Call 02/01/43)	47	61,885

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	$10	$9,885
3.15%, 08/15/24 (Call 06/15/24)	10	10,655
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	10	10,185
2.63%, 09/04/50 (Call 03/04/50)	10	9,531
2.75%, 04/13/30 (Call 01/13/30)	10	10,592
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	10	10,304
3.30%, 07/15/26 (Call 04/15/26)	10	10,873
5.65%, 04/01/25 (Call 03/01/25)	10	11,534
5.95%, 04/01/30 (Call 01/01/30)	10	12,888
6.60%, 04/01/50 (Call 10/01/49)	60	96,100
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	110	119,351
4.00%, 03/01/26 (Call 01/01/26)	10	11,161
4.55%, 06/02/47 (Call 12/02/46)	50	62,753
5.10%, 09/28/48 (Call 03/28/48)	10	13,675

		950,035
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	15	16,129
5.50%, 01/17/27	51	58,891
International Paper Co.
4.40%, 08/15/47 (Call 02/15/47)	100	125,500
5.00%, 09/15/35 (Call 03/15/35)	115	146,016
Suzano Austria GmbH, 3.13%, 01/15/32 (Call 10/15/31)	15	15,008

		361,544
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	10	9,593
3.00%, 06/15/27 (Call 03/15/27)	10	10,865
4.13%, 03/15/49 (Call 09/15/48)	49	60,457
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	25	26,151
4.10%, 09/01/47 (Call 03/01/47)	15	17,701
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	25	26,193
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	10	9,931
1.70%, 02/15/31 (Call 11/15/30)	100	95,963
3.49%, 05/15/27 (Call 02/15/27)	15	16,563
3.60%, 05/01/30 (Call 02/01/30)	5	5,572
3.95%, 03/30/48 (Call 09/30/47)	85	98,619
ONE Gas Inc.
0.85%, 03/11/23 (Call 09/11/21)	10	10,002
4.66%, 02/01/44 (Call 08/01/43)	25	31,208
Southern California Gas Co., Series WW, 3.95%, 02/15/50 (Call 08/15/49)	5	6,001
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	15	15,556
Southwest Gas Corp., 2.20%, 06/15/30 (Call 03/15/30)	70	70,849
Washington Gas Light Co., Series K, 3.80%, 09/15/46 (Call 03/15/46)	10	11,488

		522,712
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 2.75%, 11/15/50 (Call 05/15/50)	5	4,951

Security	Par (000)	Value

Health Care - Products — 0.5%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	$10	$10,710
3.40%, 11/30/23 (Call 09/30/23)	10	10,615
3.75%, 11/30/26 (Call 08/30/26)	10	11,309
4.75%, 11/30/36 (Call 05/30/36)	65	84,200
4.90%, 11/30/46 (Call 05/30/46)	95	131,827
Baxter International Inc., 1.73%, 04/01/31 (Call 01/01/31)	10	9,785
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	83	85,618
2.65%, 06/01/30 (Call 03/01/30)	10	10,419
4.00%, 03/01/29 (Call 12/01/28)	10	11,444
4.70%, 03/01/49 (Call 09/01/48)	25	32,497
Danaher Corp., 2.60%, 10/01/50 (Call 04/01/50)	10	9,760
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	10	10,443
3.40%, 11/15/49 (Call 05/15/49)	40	44,517
Koninklijke Philips NV, 5.00%, 03/15/42	29	38,613
Medtronic Inc.
3.50%, 03/15/25	10	10,927
4.38%, 03/15/35	110	138,028
4.63%, 03/15/45	75	100,075
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	10	10,852
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	10	9,850
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51 (Call 09/15/50)	150	164,623
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	10	10,056
1.95%, 06/15/30 (Call 03/15/30)	10	10,019
3.38%, 05/15/24 (Call 02/15/24)	31	33,159
3.50%, 03/15/26 (Call 12/15/25)	10	10,984
4.38%, 05/15/44 (Call 11/15/43)	35	43,602
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	52	54,926
2.95%, 09/19/26 (Call 06/19/26)	10	10,801
3.65%, 12/15/25 (Call 09/09/25)	57	62,694
4.13%, 03/25/25 (Call 02/25/25)	10	11,049
4.50%, 03/25/30 (Call 12/25/29)	10	11,945
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	110	118,398
3.55%, 04/01/25 (Call 01/01/25)	135	145,947
3.55%, 03/20/30 (Call 12/20/29)	10	11,064

		1,470,756
Health Care - Services — 1.0%
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	5	5,647
Advocate Health & Hospitals Corp., 4.27%, 08/15/48 (Call 02/15/48)	5	6,432
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	10	10,376
4.75%, 03/15/44 (Call 09/15/43)	50	62,931
6.63%, 06/15/36	5	7,295
Anthem Inc.
0.45%, 03/15/23	10	10,017
1.50%, 03/15/26 (Call 02/15/26)	10	10,157
2.25%, 05/15/30 (Call 02/15/30)	10	10,179
2.38%, 01/15/25 (Call 12/15/24)	10	10,464
2.55%, 03/15/31 (Call 12/15/30)	5	5,203
2.88%, 09/15/29 (Call 06/15/29)	10	10,670
3.13%, 05/15/50 (Call 11/15/49)	50	52,125
3.50%, 08/15/24 (Call 05/15/24)	10	10,738

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.60%, 03/15/51 (Call 09/15/50)	$50	$56,083
3.65%, 12/01/27 (Call 09/01/27)	455	509,541
4.10%, 03/01/28 (Call 12/01/27)	5	5,715
4.38%, 12/01/47 (Call 06/01/47)	50	61,923
Ascension Health, Series B, 3.11%, 11/15/39 (Call 05/15/39)	86	93,651
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	5	6,440
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	267	289,975
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	10	10,004
3.50%, 07/15/51 (Call 01/15/51)	10	10,206
4.13%, 06/15/29 (Call 03/15/29)	10	11,321
4.50%, 02/15/27 (Call 08/15/26)	10	11,331
4.75%, 05/01/23	10	10,661
5.00%, 03/15/24	10	11,004
5.25%, 04/15/25	10	11,414
5.25%, 06/15/26 (Call 12/15/25)	10	11,563
5.25%, 06/15/49 (Call 12/15/48)	70	91,317
5.50%, 06/15/47 (Call 12/15/46)	10	13,197
Humana Inc.
0.65%, 08/03/23 (Call 02/03/22)	10	10,006
1.35%, 02/03/27 (Call 01/03/27)	10	9,961
2.15%, 02/03/32 (Call 11/03/31)	10	9,976
3.13%, 08/15/29 (Call 05/15/29)	15	16,215
3.95%, 08/15/49 (Call 02/15/49)	50	58,581
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	35	43,680
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	25	28,790
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	57	58,777
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	75	78,507
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	10	10,100
2.30%, 12/01/24 (Call 11/01/24)	10	10,444
2.70%, 06/01/31 (Call 03/01/31)	10	10,350
3.25%, 09/01/24 (Call 07/01/24)	337	359,528
3.60%, 02/01/25 (Call 11/01/24)	10	10,763
3.60%, 09/01/27 (Call 06/01/27)	10	11,070
4.70%, 02/01/45 (Call 08/01/44)	75	93,094
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	30	33,633
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	5	6,554
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	30	30,020
Mount Sinai Hospitals Group Inc., Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	25	28,210
Northwell Healthcare Inc., 3.81%, 11/01/49 (Call 11/01/48)	5	5,722
Orlando Health Obligated Group, 3.33%, 10/01/50 (Call 04/01/50)	30	32,571
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	10	10,589
2.95%, 06/30/30 (Call 03/30/30)	10	10,699
4.25%, 04/01/24 (Call 01/01/24)	25	27,052
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	5	6,131
Texas Health Resources, 2.33%, 11/15/50 (Call 05/15/50)	5	4,618
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/15/22)	10	10,000
1.15%, 05/15/26 (Call 04/15/26)	10	10,071
2.00%, 05/15/30	10	10,181

Security	Par (000)	Value

Health Care - Services (continued)
2.30%, 05/15/31 (Call 02/15/31)	$10	$10,359
2.38%, 08/15/24	10	10,536
2.75%, 05/15/40 (Call 11/15/39)	10	10,276
2.88%, 03/15/23	10	10,398
2.88%, 08/15/29	10	10,857
2.90%, 05/15/50 (Call 11/15/49)	110	113,796
2.95%, 10/15/27	10	10,954
3.10%, 03/15/26	10	10,926
3.25%, 05/15/51 (Call 11/15/50)	10	10,956
3.45%, 01/15/27	10	11,127
3.50%, 06/15/23	10	10,563
3.50%, 02/15/24	10	10,727
3.50%, 08/15/39 (Call 02/15/39)	10	11,303
3.70%, 08/15/49 (Call 02/15/49)	100	116,253
3.75%, 07/15/25	10	11,110
3.85%, 06/15/28	10	11,464
3.88%, 12/15/28	10	11,534
4.25%, 04/15/47 (Call 10/15/46)	5	6,263
4.75%, 07/15/45	89	118,693
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(c)	25	25,473

		3,017,041

Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	5	5,033
2.88%, 06/15/28 (Call 04/15/28)	10	10,199
3.25%, 07/15/25 (Call 06/15/25)	10	10,562
3.50%, 02/10/23 (Call 01/10/23)	15	15,527
3.88%, 01/15/26 (Call 12/15/25)	5	5,384
4.20%, 06/10/24 (Call 05/10/24)	45	48,388
Bain Capital Specialty Finance Inc., 2.95%, 03/10/26 (Call 02/10/26)	15	15,428
Blackstone Secured Lending Fund
2.75%, 09/16/26 (Call 08/16/26)	20	20,585
3.63%, 01/15/26 (Call 12/15/25)	25	26,602
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	20	20,025
3.40%, 01/15/26 (Call 12/15/25)	35	36,558
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	15	16,022
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	15	15,501
5.20%, 05/01/24	15	16,287
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	25	26,279
Owl Rock Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	5	5,027
3.40%, 07/15/26 (Call 06/15/26)	10	10,467
3.75%, 07/22/25 (Call 06/22/25)	5	5,289
4.25%, 01/15/26 (Call 12/15/25)	25	26,957
Prospect Capital Corp., 3.36%, 11/15/26 (Call 10/15/26)	15	15,241
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	25	26,751

		378,112

Home Builders — 0.1%
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)	10	9,906
2.50%, 10/15/24 (Call 09/15/24)	105	110,111
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	30	32,594

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
4.75%, 11/29/27 (Call 05/29/27)	$10	$11,629
5.00%, 06/15/27 (Call 12/15/26)	45	52,499
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	5	4,901
3.85%, 01/15/30 (Call 07/15/29)	5	5,434
6.00%, 01/15/43 (Call 10/15/42)	10	12,893
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	41	43,471
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	10	11,684
5.50%, 03/01/26 (Call 12/01/25)	10	11,692
6.38%, 05/15/33	25	33,445

		340,259

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	55	60,065
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	10	11,864

		71,929

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	38	45,644
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	10	9,909
3.50%, 12/15/24 (Call 09/15/24)	10	10,831
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	10	9,931
2.88%, 02/07/50 (Call 08/07/49)	50	52,557
3.10%, 03/26/30 (Call 12/26/29)	10	11,123

		139,995

Insurance — 1.0%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	75	85,213
3.63%, 11/15/24	10	10,936
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	100	99,362
1.45%, 12/15/30 (Call 09/15/30)	10	9,667
4.50%, 06/15/43	40	51,420
5.55%, 05/09/35	5	6,851
5.95%, 04/01/36	5	7,023
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	15	16,409
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	10	10,519
3.88%, 01/15/35 (Call 07/15/34)	195	223,183
3.90%, 04/01/26 (Call 01/01/26)	10	11,113
4.13%, 02/15/24	10	10,832
4.25%, 03/15/29 (Call 12/15/28)	15	17,352
4.38%, 06/30/50 (Call 12/30/49)	50	62,786
4.50%, 07/16/44 (Call 01/16/44)	25	30,962
4.75%, 04/01/48 (Call 10/01/47)	50	65,175
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	10	11,533
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	10	10,596
3.75%, 05/02/29 (Call 02/02/29)	59	66,571
4.50%, 12/15/28 (Call 09/15/28)	15	17,577
Aon Corp./Aon Global Holdings PLC, 2.05%, 08/23/31 (Call 05/23/31)	50	49,761
Arthur J Gallagher & Co., 3.50%, 05/20/51 (Call 11/20/50)	10	10,872
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	15	16,257

Security	Par (000)	Value

Insurance (continued)
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	$5	$5,036
4.20%, 09/27/23 (Call 08/27/23)	5	5,346
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	10	10,877
3.95%, 05/25/51 (Call 11/25/50)	50	56,510
4.13%, 01/12/28 (Call 10/12/27)	119	133,719
6.15%, 04/03/30 (Call 01/03/30)	25	31,892
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	10	9,787
2.85%, 10/15/50 (Call 04/15/50)	10	10,097
4.20%, 08/15/48 (Call 02/15/48)	135	169,220
4.25%, 01/15/49 (Call 07/15/48)	10	12,598
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	10	10,341
3.13%, 03/15/26 (Call 12/15/25)	10	10,942
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	59	64,745
4.70%, 06/22/47 (Call 12/22/46)	10	11,351
5.63%, 05/15/30 (Call 02/15/30)	10	12,184
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	20	21,867
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	47	51,680
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	45	51,009
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	10	11,498
5.00%, 04/20/48 (Call 10/20/47)	50	65,038
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	30	34,562
Fidelity National Financial Inc., 2.45%, 03/15/31 (Call 12/15/30)	10	10,032
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	10	9,878
Lincoln National Corp., 7.00%, 06/15/40	25	38,959
Manulife Financial Corp., 4.15%, 03/04/26	41	46,283
Markel Corp., 3.35%, 09/17/29 (Call 06/17/29)	15	16,538
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	10	10,255
4.35%, 01/30/47 (Call 07/30/46)	5	6,361
4.38%, 03/15/29 (Call 12/15/28)	110	129,304
4.90%, 03/15/49 (Call 09/15/48)	25	34,461
MetLife Inc.
3.60%, 04/10/24	10	10,787
4.55%, 03/23/30 (Call 12/23/29)	10	12,039
4.88%, 11/13/43	100	133,664
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	25	27,399
4.88%, 10/01/24 (Call 09/01/24)	28	31,208
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	25	28,027
Principal Financial Group Inc., 4.35%, 05/15/43	34	41,725
Progressive Corp. (The)
4.20%, 03/15/48 (Call 09/15/47)	30	37,855
6.25%, 12/01/32	25	34,792
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	10	10,195
2.10%, 03/10/30 (Call 12/10/29)	10	10,223
3.00%, 03/10/40 (Call 09/10/39)	5	5,245
3.70%, 03/13/51 (Call 09/13/50)	125	145,735
3.94%, 12/07/49 (Call 06/07/49)	50	59,844
5.63%, 06/15/43 (Call 06/15/23)(a)	10	10,685
5.88%, 09/15/42 (Call 09/15/22)(a)	10	10,489

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Prudential PLC, 3.13%, 04/14/30	$10	$10,909
Swiss Re America Holding Corp., 7.00%, 02/15/26	15	18,744
Travelers Companies Inc. (The), 4.60%, 08/01/43	80	105,974
Voya Financial Inc., 5.65%, 05/15/53 (Call 05/15/23)(a)	15	15,863
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	50	52,897

		2,808,639

Internet — 0.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)	200	217,944
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	10	9,907
0.80%, 08/15/27 (Call 06/15/27)	10	9,823
1.10%, 08/15/30 (Call 05/15/30)	10	9,593
1.90%, 08/15/40 (Call 02/15/40)	10	9,275
2.00%, 08/15/26 (Call 05/15/26)	10	10,514
2.05%, 08/15/50 (Call 02/15/50)	10	9,071
2.25%, 08/15/60 (Call 02/15/60)	60	54,565
Amazon.com Inc.
0.40%, 06/03/23	10	10,024
0.45%, 05/12/24	10	10,005
0.80%, 06/03/25 (Call 05/03/25)	110	110,249
1.00%, 05/12/26 (Call 04/12/26)	10	10,050
1.20%, 06/03/27 (Call 04/03/27)	10	10,033
1.50%, 06/03/30 (Call 03/03/30)	10	9,837
1.65%, 05/12/28 (Call 03/12/28)	10	10,165
2.10%, 05/12/31 (Call 02/12/31)	10	10,266
2.40%, 02/22/23 (Call 01/22/23)	255	262,711
2.50%, 06/03/50 (Call 12/03/49)	110	105,686
2.70%, 06/03/60 (Call 12/03/59)	10	9,700
2.80%, 08/22/24 (Call 06/22/24)	10	10,641
2.88%, 05/12/41 (Call 11/12/40)	10	10,487
3.10%, 05/12/51 (Call 11/12/50)	185	199,389
3.15%, 08/22/27 (Call 05/22/27)	38	42,046
3.25%, 05/12/61 (Call 11/12/60)	10	10,906
3.80%, 12/05/24 (Call 09/05/24)	10	10,967
3.88%, 08/22/37 (Call 02/22/37)	10	11,935
4.05%, 08/22/47 (Call 02/22/47)	10	12,351
4.25%, 08/22/57 (Call 02/22/57)	10	13,015
4.80%, 12/05/34 (Call 06/05/34)	10	12,953
5.20%, 12/03/25 (Call 09/03/25)	10	11,704
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	10	11,077
3.65%, 03/15/25 (Call 12/15/24)	10	10,883
4.63%, 04/13/30 (Call 01/13/30)	10	11,968
E*TRADE Financial Corp., 4.50%, 06/20/28 (Call 03/20/28)	50	58,160
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	10	10,088
1.90%, 03/11/25 (Call 02/11/25)	10	10,340
2.60%, 05/10/31 (Call 02/10/31)	10	10,309
2.70%, 03/11/30 (Call 12/11/29)	10	10,474
3.45%, 08/01/24 (Call 05/01/24)	10	10,737
3.60%, 06/05/27 (Call 03/05/27)	10	11,171
3.65%, 05/10/51 (Call 11/10/50)	10	10,918
4.00%, 07/15/42 (Call 01/15/42)	45	51,259
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	10	10,174
3.25%, 02/15/30 (Call 11/15/29)	10	10,362
3.80%, 02/15/28 (Call 11/15/27)	10	10,791
4.50%, 08/15/24 (Call 05/15/24)	10	10,894
4.63%, 08/01/27 (Call 05/01/27)	10	11,314
5.00%, 02/15/26 (Call 11/15/25)	10	11,296

Security	Par (000)	Value

Internet (continued)
TD Ameritrade Holding Corp., 3.75%, 04/01/24 (Call 03/01/24)	$15	$16,193
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	10	10,303
5.25%, 04/01/25 (Call 01/01/25)	10	11,305

		1,555,828

Iron & Steel — 0.2%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	10	10,356
2.70%, 06/01/30 (Call 03/01/30)	75	79,273
2.98%, 12/15/55 (Call 06/15/55)(c)	38	38,508
4.00%, 08/01/23 (Call 05/01/23)	10	10,596
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	10	10,429
3.25%, 01/15/31 (Call 10/15/30)	75	81,442
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	177	188,617
6.88%, 11/21/36	50	70,193
6.88%, 11/10/39	10	14,322

		503,736

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	5	5,438

Lodging — 0.1%
Hyatt Hotels Corp., 5.38%, 04/23/25 (Call 03/23/25)	50	55,838
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	10	10,324
3.20%, 08/08/24 (Call 07/08/24)	10	10,409
3.50%, 08/18/26 (Call 06/18/26)	25	26,235
3.90%, 08/08/29 (Call 05/08/29)	25	26,321
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	10	11,489
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	68	78,313
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	10	10,681
Series R, 3.13%, 06/15/26 (Call 03/15/26)	10	10,679
Series X, 4.00%, 04/15/28 (Call 01/15/28)	10	11,053
Marriott International Inc/MD, Series HH, 2.85%, 04/15/31 (Call 01/15/31)	10	10,175

		261,517

Machinery — 0.4%
Caterpillar Financial Services Corp.
0.25%, 03/01/23	10	9,999
0.45%, 09/14/23	60	60,156
0.45%, 05/17/24	10	9,982
0.65%, 07/07/23	10	10,063
0.80%, 11/13/25	10	9,983
0.90%, 03/02/26	10	9,997
1.10%, 09/14/27	10	9,970
1.45%, 05/15/25	10	10,232
2.15%, 11/08/24	10	10,479
2.85%, 05/17/24	10	10,624
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	10	10,097
2.60%, 09/19/29 (Call 06/19/29)	10	10,675
2.60%, 04/09/30 (Call 01/09/30)	10	10,669
3.25%, 09/19/49 (Call 03/19/49)	50	55,613
3.25%, 04/09/50 (Call 10/09/49)	10	11,193
3.40%, 05/15/24 (Call 02/15/24)	10	10,716
6.05%, 08/15/36	28	41,179

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	$10	$9,999
1.95%, 07/02/23	10	10,244
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	10	10,651
3.75%, 04/15/50 (Call 10/15/49)	90	110,023
3.90%, 06/09/42 (Call 12/09/41)	5	6,087
John Deere Capital Corp.
0.45%, 01/17/24	10	10,001
0.45%, 06/07/24	10	9,998
0.70%, 01/15/26	10	9,919
1.05%, 06/17/26	10	10,013
1.20%, 04/06/23	10	10,149
1.50%, 03/06/28	10	10,064
1.75%, 03/09/27	200	205,912
2.00%, 06/17/31	10	10,150
2.60%, 03/07/24	10	10,529
2.65%, 06/24/24	10	10,596
2.80%, 03/06/23	10	10,386
3.45%, 03/13/25	37	40,463
3.65%, 10/12/23	10	10,699
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	10	10,360
2.57%, 02/15/30 (Call 11/15/29)	10	10,453
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	5	6,364
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	15	16,124
4.40%, 03/15/24 (Call 02/15/24)	90	97,070
4.95%, 09/15/28 (Call 06/15/28)	89	103,746
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	100	101,690
2.25%, 01/30/31 (Call 10/30/30)	10	10,152

		1,163,469

Manufacturing — 0.4%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	10	10,525
3.63%, 10/15/47 (Call 04/15/47)	5	5,811
4.00%, 09/14/48 (Call 03/14/48)	50	61,524
General Electric Co.
3.10%, 01/09/23(d)	200	207,226
3.45%, 05/01/27 (Call 03/01/27)	10	11,025
3.63%, 05/01/30 (Call 02/01/30)	10	11,243
4.25%, 05/01/40 (Call 11/01/39)	50	59,646
4.35%, 05/01/50 (Call 11/01/49)	50	61,669
5.88%, 01/14/38	50	68,699
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	60	64,520
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	58	63,056
3.25%, 06/14/29 (Call 03/14/29)	10	10,876
3.30%, 11/21/24 (Call 08/21/24)	61	65,445
4.00%, 06/14/49 (Call 12/14/48)	50	58,690
4.20%, 11/21/34 (Call 05/21/34)	55	64,615
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	62	62,993
4.30%, 03/01/24 (Call 12/01/23)	71	76,486
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	74	83,931

		1,047,980

Security	Par (000)	Value

Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	$10	$9,753
2.80%, 04/01/31 (Call 01/01/31)	10	10,247
3.50%, 06/01/41 (Call 12/01/40)	100	101,068
3.70%, 04/01/51 (Call 10/01/50)	215	216,079
3.85%, 04/01/61 (Call 10/01/60)	10	9,925
3.90%, 06/01/52 (Call 12/01/51)	10	10,332
4.20%, 03/15/28 (Call 12/15/27)	10	11,302
4.40%, 12/01/61 (Call 06/01/61)	15	16,412
4.50%, 02/01/24 (Call 01/01/24)	15	16,285
4.80%, 03/01/50 (Call 09/01/49)	10	11,735
4.91%, 07/23/25 (Call 04/23/25)	75	84,928
5.05%, 03/30/29 (Call 12/30/28)	10	11,846
5.13%, 07/01/49 (Call 01/01/49)	67	80,762
5.38%, 04/01/38 (Call 10/01/37)	5	6,177
5.75%, 04/01/48 (Call 10/01/47)	10	12,923
6.38%, 10/23/35 (Call 04/23/35)	15	20,034
6.48%, 10/23/45 (Call 04/23/45)	75	104,667
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	10	9,568
1.95%, 01/15/31 (Call 10/15/30)	50	49,774
2.35%, 01/15/27 (Call 10/15/26)	10	10,546
2.45%, 08/15/52 (Call 02/15/52)	10	9,213
2.65%, 02/01/30 (Call 11/01/29)	10	10,532
2.65%, 08/15/62 (Call 02/15/62)	65	60,295
2.80%, 01/15/51 (Call 07/15/50)	10	9,827
2.94%, 11/01/56 (Call 05/01/56)(c)	200	198,080
3.15%, 03/01/26 (Call 12/01/25)	50	54,353
3.15%, 02/15/28 (Call 11/15/27)	10	10,977
3.25%, 11/01/39 (Call 05/01/39)	100	108,667
3.30%, 02/01/27 (Call 11/01/26)	10	10,985
3.38%, 02/15/25 (Call 11/15/24)	10	10,813
3.38%, 08/15/25 (Call 05/15/25)	50	54,442
3.40%, 04/01/30 (Call 01/01/30)	50	55,547
3.45%, 02/01/50 (Call 08/01/49)	10	10,975
3.55%, 05/01/28 (Call 02/01/28)	10	11,195
3.60%, 03/01/24	10	10,764
3.70%, 04/15/24 (Call 03/15/24)	50	53,984
3.75%, 04/01/40 (Call 10/01/39)	100	114,943
3.95%, 10/15/25 (Call 08/15/25)	10	11,153
3.97%, 11/01/47 (Call 05/01/47)	10	11,774
4.15%, 10/15/28 (Call 07/15/28)	10	11,612
4.20%, 08/15/34 (Call 02/15/34)	97	115,440
4.25%, 10/15/30 (Call 07/15/30)	75	88,456
4.25%, 01/15/33	10	11,964
4.65%, 07/15/42	50	63,446
4.70%, 10/15/48 (Call 04/15/48)	105	138,410
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	10	10,356
3.63%, 05/15/30 (Call 02/15/30)	10	10,974
3.95%, 06/15/25 (Call 05/15/25)	134	146,762
3.95%, 03/20/28 (Call 12/20/27)	10	11,184
4.00%, 09/15/55 (Call 03/15/55)	10	10,727
4.13%, 05/15/29 (Call 02/15/29)	10	11,299
4.65%, 05/15/50 (Call 11/15/49)	50	59,220
5.20%, 09/20/47 (Call 03/20/47)	50	62,908
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)	10	11,023
4.03%, 01/25/24 (Call 12/25/23)	10	10,773

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.71%, 01/25/29 (Call 10/25/28)	$10	$11,784
5.48%, 01/25/39 (Call 07/25/38)	10	12,985
5.58%, 01/25/49 (Call 07/25/48)	49	67,371
Thomson Reuters Corp., 5.50%, 08/15/35	29	38,448
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	125	140,265
6.55%, 05/01/37	10	13,664
Time Warner Entertainment Co. LP
8.38%, 03/15/23	182	203,511
8.38%, 07/15/33	112	167,224
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	10	10,369
Series E, 4.13%, 12/01/41	72	87,302
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	55	58,712
4.20%, 05/19/32 (Call 02/19/32)	10	11,563
4.38%, 03/15/43	10	11,705
4.95%, 01/15/31 (Call 11/15/30)	10	12,096
4.95%, 05/19/50 (Call 11/19/49)	65	82,647
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	110	113,837
1.75%, 01/13/26	10	10,328
2.00%, 09/01/29 (Call 06/01/29)	10	10,189
2.20%, 01/13/28	10	10,428
2.65%, 01/13/31	210	223,425
2.75%, 09/01/49 (Call 03/01/49)	115	114,433
3.50%, 05/13/40 (Call 11/13/39)	10	11,241
3.60%, 01/13/51 (Call 07/13/50)	110	127,167
3.80%, 03/22/30	10	11,541
4.70%, 03/23/50 (Call 09/23/49)	10	13,400

		3,973,071

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	140	151,892

Mining — 0.2%
Barrick Gold Corp., 5.25%, 04/01/42	50	65,993
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	51	70,498
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	75	75,598
4.88%, 03/15/42 (Call 09/15/41)	50	64,106
5.88%, 04/01/35	5	6,771
Rio Tinto Alcan Inc.
5.75%, 06/01/35	5	6,982
6.13%, 12/15/33	25	35,340
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	10	11,015
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)	50	61,939
Southern Copper Corp.
5.88%, 04/23/45	45	62,581
6.75%, 04/16/40	5	7,133
Teck Resources Ltd., 6.25%, 07/15/41 (Call 01/15/41)	50	66,694

		534,650

Oil & Gas — 1.6%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	10	9,848
2.75%, 05/10/23	10	10,403
2.77%, 11/10/50 (Call 05/10/50)	100	94,838
2.94%, 04/06/23	10	10,407
3.00%, 02/24/50 (Call 08/24/49)	10	9,904
3.02%, 01/16/27 (Call 10/16/26)	10	10,815
3.06%, 06/17/41 (Call 12/17/40)	100	103,048

Security	Par (000)	Value

Oil & Gas (continued)
3.12%, 05/04/26 (Call 02/04/26)	$10	$10,852
3.19%, 04/06/25 (Call 03/06/25)	10	10,749
3.22%, 11/28/23 (Call 09/28/23)	10	10,569
3.22%, 04/14/24 (Call 02/14/24)	10	10,626
3.38%, 02/08/61 (Call 08/08/60)	50	51,824
3.41%, 02/11/26 (Call 12/11/25)	10	10,942
3.63%, 04/06/30 (Call 01/06/30)	10	11,281
3.79%, 02/06/24 (Call 01/06/24)	110	118,074
3.80%, 09/21/25 (Call 07/21/25)	10	11,048
3.94%, 09/21/28 (Call 06/21/28)	10	11,391
4.23%, 11/06/28 (Call 08/06/28)	10	11,567
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	10	11,033
3.51%, 03/17/25	10	10,887
3.54%, 11/04/24	110	119,232
3.81%, 02/10/24	10	10,776
3.99%, 09/26/23	10	10,735
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	10	10,295
4.95%, 06/01/47 (Call 12/01/46)	50	62,752
5.85%, 02/01/35	15	19,407
Cenovus Energy Inc.
4.40%, 04/15/29 (Call 01/15/29)	10	11,238
5.25%, 06/15/37 (Call 12/15/36)	10	11,937
5.38%, 07/15/25 (Call 04/15/25)	10	11,352
5.40%, 06/15/47 (Call 12/15/46)	40	49,417
Chevron Corp.
1.14%, 05/11/23	10	10,147
1.55%, 05/11/25 (Call 04/11/25)	10	10,261
2.00%, 05/11/27 (Call 03/11/27)	10	10,378
2.24%, 05/11/30 (Call 02/11/30)	10	10,372
2.90%, 03/03/24 (Call 01/03/24)	10	10,571
2.95%, 05/16/26 (Call 02/16/26)	10	10,841
3.19%, 06/24/23 (Call 03/24/23)	10	10,455
3.33%, 11/17/25 (Call 08/17/25)	10	10,941
Chevron USA Inc.
0.43%, 08/11/23	10	10,025
0.69%, 08/12/25 (Call 07/12/25)	10	9,946
1.02%, 08/12/27 (Call 06/12/27)	10	9,849
2.34%, 08/12/50 (Call 02/12/50)	50	45,903
Cimarex Energy Co., 3.90%, 05/15/27 (Call 02/15/27)	58	64,093
ConocoPhillips
4.30%, 08/15/28 (Call 05/15/28)(c)	10	11,577
4.85%, 08/15/48 (Call 02/15/48)(c)	49	64,799
5.90%, 05/15/38	47	65,481
6.50%, 02/01/39	10	14,737
ConocoPhillips Co.
4.95%, 03/15/26 (Call 12/15/25)	10	11,590
6.95%, 04/15/29	10	13,532
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(c)	25	27,313
4.75%, 05/15/42 (Call 11/15/41)	56	63,758
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	110	115,543
3.13%, 03/24/31 (Call 12/24/30)	10	10,436
3.25%, 12/01/26 (Call 10/01/26)	130	139,504
3.50%, 12/01/29 (Call 09/01/29)	10	10,778
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	10	10,302
4.38%, 04/15/30 (Call 01/15/30)	60	70,893

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.95%, 04/15/50 (Call 10/15/49)	$10	$13,481
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	50	51,492
2.38%, 05/22/30 (Call 02/22/30)	50	51,986
2.88%, 04/06/25 (Call 03/06/25)	50	53,376
3.13%, 04/06/30 (Call 01/06/30)	50	54,928
3.25%, 11/18/49 (Call 05/18/49)	25	27,025
3.70%, 04/06/50 (Call 10/06/49)	125	146,375
Exxon Mobil Corp.
1.57%, 04/15/23	10	10,201
2.02%, 08/16/24 (Call 07/16/24)	10	10,429
2.28%, 08/16/26 (Call 06/16/26)	10	10,542
2.44%, 08/16/29 (Call 05/16/29)	10	10,504
2.61%, 10/15/30 (Call 07/15/30)	10	10,599
2.71%, 03/06/25 (Call 12/06/24)	10	10,618
2.73%, 03/01/23 (Call 01/01/23)	10	10,321
2.99%, 03/19/25 (Call 02/19/25)	10	10,698
3.04%, 03/01/26 (Call 12/01/25)	10	10,842
3.10%, 08/16/49 (Call 02/16/49)	60	62,149
3.18%, 03/15/24 (Call 12/15/23)	10	10,621
3.45%, 04/15/51 (Call 10/15/50)	10	11,056
3.48%, 03/19/30 (Call 12/19/29)	75	84,334
4.11%, 03/01/46 (Call 09/01/45)	10	11,982
4.33%, 03/19/50 (Call 09/19/49)	61	76,526
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	15	15,906
4.30%, 04/01/27 (Call 01/01/27)	10	11,117
5.80%, 04/01/47 (Call 10/01/46)	5	6,510
6.00%, 01/15/40	55	70,799
HollyFrontier Corp.
4.50%, 10/01/30 (Call 07/01/30)	10	10,755
5.88%, 04/01/26 (Call 01/01/26)	10	11,490
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	10	11,309
5.20%, 06/01/45 (Call 12/01/44)	35	42,360
6.60%, 10/01/37	10	13,286
Marathon Petroleum Corp.
4.50%, 05/01/23 (Call 04/01/23)	215	227,906
4.70%, 05/01/25 (Call 04/01/25)	210	235,351
6.50%, 03/01/41 (Call 09/01/40)	75	104,253
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	10	9,997
2.15%, 12/15/30 (Call 09/15/30)	81	79,640
5.88%, 05/01/42	25	34,423
Pioneer Natural Resources Co.
0.75%, 01/15/24 (Call 01/15/22)	90	89,818
4.45%, 01/15/26 (Call 10/15/25)	100	112,349
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	10	10,426
2.38%, 04/06/25 (Call 03/06/25)	10	10,499
2.38%, 11/07/29 (Call 08/07/29)	10	10,446
2.50%, 09/12/26	10	10,647
2.75%, 04/06/30 (Call 01/06/30)	10	10,704
2.88%, 05/10/26	10	10,802
3.13%, 11/07/49 (Call 05/07/49)	150	158,544
3.25%, 05/11/25	10	10,845
3.25%, 04/06/50 (Call 10/06/49)	10	10,838
3.40%, 08/12/23	10	10,599
3.50%, 11/13/23 (Call 10/13/23)	10	10,662
3.88%, 11/13/28 (Call 08/23/28)	213	244,498

Security	Par (000)	Value

Oil & Gas (continued)
4.00%, 05/10/46	$10	$11,935
4.13%, 05/11/35	225	268,749
4.38%, 05/11/45	10	12,492
6.38%, 12/15/38	10	14,821
Suncor Energy Inc., 4.00%, 11/15/47 (Call 05/15/47)	50	56,171
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	10	10,492
2.83%, 01/10/30 (Call 10/10/29)	10	10,760
3.13%, 05/29/50 (Call 11/29/49)	80	82,767
3.46%, 02/19/29 (Call 11/19/28)	10	11,188
3.70%, 01/15/24	10	10,751
3.75%, 04/10/24	10	10,829
TotalEnergies Capital SA, 3.88%, 10/11/28	40	45,964
Valero Energy Corp.
1.20%, 03/15/24	10	10,082
2.15%, 09/15/27 (Call 07/15/27)	35	35,672
2.70%, 04/15/23	10	10,332
2.85%, 04/15/25 (Call 03/15/25)	10	10,551
3.40%, 09/15/26 (Call 06/15/26)	145	156,245
4.00%, 04/01/29 (Call 01/01/29)	10	11,078
4.35%, 06/01/28 (Call 03/01/28)	10	11,287

		4,850,302

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)	10	10,965
4.08%, 12/15/47 (Call 06/15/47)	10	11,445
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	135	140,527
3.80%, 11/15/25 (Call 08/15/25)	10	11,012
5.00%, 11/15/45 (Call 05/15/45)	110	132,747
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	10	10,589
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	50	52,495
3.65%, 12/01/23 (Call 09/01/23)	103	109,553

		479,333

Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	10	10,428
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)(c)	10	10,086
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	121	133,348
WRKCo Inc.
4.20%, 06/01/32 (Call 03/01/32)	60	70,077
4.65%, 03/15/26 (Call 01/15/26)	60	68,413
4.90%, 03/15/29 (Call 12/15/28)	50	59,992

		352,344

Pharmaceuticals — 2.5%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	50	52,714
2.85%, 05/14/23 (Call 03/14/23)	10	10,368
2.95%, 11/21/26 (Call 09/21/26)	10	10,776
3.20%, 05/14/26 (Call 02/14/26)	50	54,260
3.20%, 11/21/29 (Call 08/21/29)	50	54,646
3.60%, 05/14/25 (Call 02/14/25)	50	54,373
3.75%, 11/14/23 (Call 10/14/23)	10	10,674
3.80%, 03/15/25 (Call 12/15/24)	10	10,902
3.85%, 06/15/24 (Call 03/15/24)	130	140,327
4.05%, 11/21/39 (Call 05/21/39)	10	11,733
4.25%, 11/14/28 (Call 08/14/28)	10	11,590
4.25%, 11/21/49 (Call 05/21/49)	160	194,315

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.40%, 11/06/42	$50	$60,984
4.45%, 05/14/46 (Call 11/14/45)	50	61,360
4.50%, 05/14/35 (Call 11/14/34)	10	12,157
4.55%, 03/15/35 (Call 09/15/34)	123	149,729
4.70%, 05/14/45 (Call 11/14/44)	25	31,490
4.88%, 11/14/48 (Call 05/14/48)	10	13,073
AmerisourceBergen Corp.
0.74%, 03/15/23 (Call 03/15/22)	10	10,015
2.70%, 03/15/31 (Call 12/15/30)	10	10,381
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/28/22)	10	10,012
1.20%, 05/28/26 (Call 04/28/26)	10	10,044
1.75%, 05/28/28 (Call 03/28/28)	10	10,145
2.25%, 05/28/31 (Call 02/28/31)	10	10,311
AstraZeneca PLC
0.30%, 05/26/23	10	9,991
0.70%, 04/08/26 (Call 03/08/26)	10	9,827
1.38%, 08/06/30 (Call 05/06/30)	75	72,089
3.00%, 05/28/51 (Call 11/28/50)	10	10,650
3.38%, 11/16/25	10	10,959
3.50%, 08/17/23 (Call 07/17/23)	123	130,202
4.38%, 11/16/45	75	96,790
4.38%, 08/17/48 (Call 02/17/48)	25	32,405
6.45%, 09/15/37	35	52,688
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	10	9,853
2.82%, 05/20/30 (Call 02/20/30)	10	10,593
3.70%, 06/06/27 (Call 03/06/27)	10	11,147
4.67%, 06/06/47 (Call 12/06/46)	50	63,468
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 11/13/21)	310	310,093
0.75%, 11/13/25 (Call 10/13/25)	10	9,955
1.13%, 11/13/27 (Call 09/13/27)	10	9,939
1.45%, 11/13/30 (Call 08/13/30)	10	9,743
2.55%, 11/13/50 (Call 05/13/50)	50	48,538
2.90%, 07/26/24 (Call 06/26/24)	10	10,658
3.20%, 06/15/26 (Call 04/15/26)	10	10,975
3.25%, 02/20/23 (Call 01/20/23)	10	10,408
3.40%, 07/26/29 (Call 04/26/29)	10	11,237
3.45%, 11/15/27 (Call 08/15/27)	250	279,862
3.88%, 08/15/25 (Call 05/15/25)	10	11,086
3.90%, 02/20/28 (Call 11/20/27)	10	11,461
4.13%, 06/15/39 (Call 12/15/38)	110	134,051
4.25%, 10/26/49 (Call 04/26/49)	75	95,412
4.55%, 02/20/48 (Call 08/20/47)	10	13,167
5.00%, 08/15/45 (Call 02/15/45)	25	34,443
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	10	10,969
4.90%, 09/15/45 (Call 03/15/45)	25	30,400
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)	10	10,061
2.38%, 03/15/31 (Call 12/15/30)	5	5,137
2.40%, 03/15/30 (Call 12/15/29)	75	77,308
3.40%, 03/01/27 (Call 12/01/26)	10	11,012
3.40%, 03/15/50 (Call 09/15/49)	110	117,287
3.40%, 03/15/51 (Call 09/15/50)	10	10,666
3.75%, 07/15/23 (Call 06/15/23)	39	41,286
4.13%, 11/15/25 (Call 09/15/25)	10	11,177
4.38%, 10/15/28 (Call 07/15/28)	280	326,838
4.50%, 02/25/26 (Call 11/27/25)	10	11,346

Security	Par (000)	Value

Pharmaceuticals (continued)
4.80%, 08/15/38 (Call 02/15/38)	$10	$12,518
4.90%, 12/15/48 (Call 06/15/48)	10	13,077
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	50	49,538
1.75%, 08/21/30 (Call 05/21/30)	10	9,739
1.88%, 02/28/31 (Call 11/28/30)	10	9,802
2.63%, 08/15/24 (Call 07/15/24)	10	10,538
2.70%, 08/21/40 (Call 02/21/40)	10	9,809
2.88%, 06/01/26 (Call 03/01/26)	50	53,684
3.00%, 08/15/26 (Call 06/15/26)	50	54,037
3.25%, 08/15/29 (Call 05/15/29)	10	10,912
3.38%, 08/12/24 (Call 05/12/24)	10	10,699
3.63%, 04/01/27 (Call 02/01/27)	10	11,098
3.70%, 03/09/23 (Call 02/09/23)	10	10,471
3.75%, 04/01/30 (Call 01/01/30)	75	84,515
3.88%, 07/20/25 (Call 04/20/25)	50	55,031
4.10%, 03/25/25 (Call 01/25/25)	50	55,129
4.25%, 04/01/50 (Call 10/01/49)	10	12,141
4.78%, 03/25/38 (Call 09/25/37)	10	12,430
5.05%, 03/25/48 (Call 09/25/47)	183	242,069
5.13%, 07/20/45 (Call 01/20/45)	75	98,939
6.25%, 06/01/27	50	62,306
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	10	9,269
3.38%, 03/15/29 (Call 12/15/28)	10	11,249
4.15%, 03/15/59 (Call 09/15/58)	60	77,824
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	10	10,387
3.38%, 05/15/23	10	10,519
3.63%, 05/15/25	10	11,000
3.88%, 05/15/28	10	11,491
6.38%, 05/15/38	100	150,779
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	10	10,019
3.00%, 06/01/24 (Call 05/01/24)	60	63,803
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	10	9,914
0.95%, 09/01/27 (Call 07/01/27)	10	9,896
1.30%, 09/01/30 (Call 06/01/30)	10	9,796
2.10%, 09/01/40 (Call 03/01/40)	10	9,687
2.25%, 09/01/50 (Call 03/01/50)	10	9,589
2.45%, 03/01/26 (Call 12/01/25)	50	53,309
2.90%, 01/15/28 (Call 10/15/27)	50	54,612
2.95%, 03/03/27 (Call 12/03/26)	10	10,960
3.55%, 03/01/36 (Call 09/01/35)	93	109,439
3.63%, 03/03/37 (Call 09/03/36)	10	11,767
3.70%, 03/01/46 (Call 09/01/45)	88	106,027
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	73	78,269
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	10	9,948
1.45%, 06/24/30 (Call 03/24/30)	75	73,765
2.35%, 06/24/40 (Call 12/24/39)	35	34,322
2.45%, 06/24/50 (Call 12/24/49)	60	57,638
2.75%, 02/10/25 (Call 11/10/24)	10	10,636
2.80%, 05/18/23	10	10,418
3.40%, 03/07/29 (Call 12/07/28)	35	39,366
3.70%, 02/10/45 (Call 08/10/44)	75	87,932
4.00%, 03/07/49 (Call 09/07/48)	55	68,056

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	$56	$59,858
5.20%, 04/15/48 (Call 10/15/47)	50	62,280
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	10	10,325
2.00%, 02/14/27 (Call 12/14/26)	10	10,419
2.20%, 08/14/30 (Call 05/14/30)	10	10,409
2.75%, 08/14/50 (Call 02/14/50)	10	10,359
3.00%, 11/20/25 (Call 08/20/25)	110	119,131
3.40%, 05/06/24	30	32,289
4.00%, 11/20/45 (Call 05/20/45)	33	40,869
4.40%, 05/06/44	75	97,624
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	10	10,016
1.70%, 05/28/30 (Call 02/28/30)	10	10,014
1.75%, 08/18/31 (Call 05/18/31)	100	99,503
2.55%, 05/28/40 (Call 11/28/39)	50	50,742
2.63%, 04/01/30 (Call 01/01/30)	75	80,428
2.70%, 05/28/50 (Call 11/28/49)	40	40,528
2.75%, 06/03/26	10	10,857
3.00%, 06/15/23	10	10,480
3.00%, 12/15/26	10	11,006
3.20%, 09/15/23 (Call 08/15/23)	73	77,067
3.40%, 05/15/24	10	10,780
3.45%, 03/15/29 (Call 12/15/28)	10	11,288
3.60%, 09/15/28 (Call 06/15/28)	10	11,378
4.00%, 03/15/49 (Call 09/15/48)	75	92,884
4.20%, 09/15/48 (Call 03/15/48)	100	126,796
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	25	26,324
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	45	46,981
3.20%, 09/23/26 (Call 06/23/26)	191	207,271
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	200	205,432
4.40%, 11/26/23 (Call 10/26/23)	200	216,078
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	50	55,409
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)(c)	10	10,290
2.70%, 06/22/30 (Call 03/22/30)(c)	10	10,223
3.85%, 06/22/40 (Call 12/22/39)(c)	10	10,831
4.00%, 06/22/50 (Call 12/22/49)(c)	60	65,321
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	10	10,861
3.00%, 05/15/50 (Call 11/15/49)	25	26,237
3.95%, 09/12/47 (Call 03/12/47)	40	47,992

		7,368,304

Pipelines — 1.2%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	106	117,970
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	10	10,989
5.13%, 06/30/27 (Call 01/01/27)	10	11,653
5.88%, 03/31/25 (Call 10/02/24)	10	11,365
7.00%, 06/30/24 (Call 01/01/24)	305	346,440
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)(c)	47	50,000
4.80%, 11/01/43 (Call 05/01/43)(c)	5	6,201
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	10	10,930
Enbridge Energy Partners LP, 7.38%, 10/15/45 (Call 04/15/45)	50	80,071

Security	Par (000)	Value

Pipelines (continued)
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	$10	$10,107
3.13%, 11/15/29 (Call 08/15/29)	42	45,107
3.50%, 06/10/24 (Call 03/10/24)	100	107,016
3.70%, 07/15/27 (Call 04/15/27)	10	11,084
4.00%, 11/15/49 (Call 05/15/49)	35	39,599
4.25%, 12/01/26 (Call 09/01/26)	10	11,285
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	10	10,506
3.75%, 05/15/30 (Call 02/15/30)	10	10,870
4.05%, 03/15/25 (Call 12/15/24)	10	10,827
4.25%, 03/15/23 (Call 12/15/22)	10	10,444
4.50%, 04/15/24 (Call 03/15/24)	10	10,850
4.95%, 06/15/28 (Call 03/15/28)	10	11,585
5.00%, 05/15/50 (Call 11/15/49)	110	128,896
5.25%, 04/15/29 (Call 01/15/29)	10	11,792
5.88%, 01/15/24 (Call 10/15/23)	10	11,018
6.00%, 06/15/48 (Call 12/15/47)	60	76,840
6.10%, 02/15/42	10	12,580
6.25%, 04/15/49 (Call 10/15/48)	50	66,238
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	130	138,027
3.13%, 07/31/29 (Call 04/30/29)	10	10,829
3.20%, 02/15/52 (Call 08/15/51)	10	10,003
3.35%, 03/15/23 (Call 12/15/22)	10	10,369
3.75%, 02/15/25 (Call 11/15/24)	10	10,866
3.90%, 02/15/24 (Call 11/15/23)	10	10,710
4.15%, 10/16/28 (Call 07/16/28)	10	11,504
4.25%, 02/15/48 (Call 08/15/47)	100	115,619
4.80%, 02/01/49 (Call 08/01/48)	50	62,134
4.85%, 03/15/44 (Call 09/15/43)	75	92,665
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	10	10,352
4.15%, 02/01/24 (Call 11/01/23)	10	10,727
4.25%, 09/01/24 (Call 06/01/24)	10	10,911
5.40%, 09/01/44 (Call 03/01/44)	86	108,617
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	10	9,756
3.15%, 01/15/23 (Call 12/15/22)	105	108,687
3.60%, 02/15/51 (Call 08/15/50)	10	10,310
4.30%, 06/01/25 (Call 03/01/25)	10	11,080
4.30%, 03/01/28 (Call 12/01/27)	10	11,431
5.05%, 02/15/46 (Call 08/15/45)	75	92,221
5.20%, 03/01/48 (Call 09/01/47)	5	6,340
5.55%, 06/01/45 (Call 12/01/44)	35	45,385
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	10	10,772
4.20%, 10/03/47 (Call 04/03/47)	34	38,350
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	10	10,127
2.65%, 08/15/30 (Call 05/15/30)	10	10,163
4.00%, 03/15/28 (Call 12/15/27)	10	11,162
4.13%, 03/01/27 (Call 12/01/26)	10	11,219
4.80%, 02/15/29 (Call 11/15/28)	10	11,715
4.88%, 12/01/24 (Call 09/01/24)	25	27,825
5.50%, 02/15/49 (Call 08/15/48)	70	90,502
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	70	73,579
3.40%, 09/01/29 (Call 06/01/29)	10	10,746
4.55%, 07/15/28 (Call 04/15/28)	10	11,433

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.85%, 01/15/26 (Call 12/15/25)	$10	$11,768
ONEOK Partners LP
6.20%, 09/15/43 (Call 03/15/43)	47	61,330
6.85%, 10/15/37	5	6,840
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	10	10,611
3.60%, 11/01/24 (Call 08/01/24)	10	10,660
3.85%, 10/15/23 (Call 07/15/23)	15	15,809
4.50%, 12/15/26 (Call 09/15/26)	10	11,223
4.70%, 06/15/44 (Call 12/15/43)	10	10,664
4.90%, 02/15/45 (Call 08/15/44)	74	80,512
6.65%, 01/15/37	5	6,617
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	10	11,236
4.50%, 05/15/30 (Call 11/15/29)	10	11,607
5.63%, 03/01/25 (Call 12/01/24)	133	151,551
5.75%, 05/15/24 (Call 02/15/24)	100	111,498
5.88%, 06/30/26 (Call 12/31/25)	10	11,820
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	10	10,905
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	10	11,463
5.00%, 10/16/43 (Call 04/16/43)	5	6,297
6.10%, 06/01/40	50	69,072
6.20%, 10/15/37	25	34,282
7.63%, 01/15/39	50	78,311
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	175	197,512
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	10	10,220
3.50%, 11/15/30 (Call 08/15/30)	10	10,979
3.75%, 06/15/27 (Call 03/15/27)	10	11,104
4.30%, 03/04/24 (Call 12/04/23)	10	10,785
4.55%, 06/24/24 (Call 03/24/24)	10	10,961
5.10%, 09/15/45 (Call 03/15/45)	75	93,844

		3,547,880

Real Estate — 0.0%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	50	57,537

Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	10	9,852
3.45%, 04/30/25 (Call 02/28/25)	10	10,857
4.00%, 02/01/50 (Call 08/01/49)	25	29,354
American Campus Communities Operating Partnership LP, 3.88%, 01/30/31 (Call 10/30/30)	25	28,132
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	10	10,063
4.25%, 02/15/28 (Call 11/15/27)	25	28,645
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	10	10,051
1.50%, 01/31/28 (Call 11/30/27)	10	9,799
1.60%, 04/15/26 (Call 03/15/26)	10	10,105
1.88%, 10/15/30 (Call 07/15/30)	10	9,708
2.10%, 06/15/30 (Call 03/15/30)	10	9,892
2.40%, 03/15/25 (Call 02/15/25)	10	10,439
2.70%, 04/15/31 (Call 01/15/31)	10	10,372
2.75%, 01/15/27 (Call 11/15/26)	10	10,569
2.90%, 01/15/30 (Call 10/15/29)	10	10,521
2.95%, 01/15/25 (Call 12/15/24)	10	10,612
2.95%, 01/15/51 (Call 07/15/50)	10	9,709
3.10%, 06/15/50 (Call 12/15/49)	80	79,382

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 05/15/24 (Call 04/15/24)	$10	$10,674
3.38%, 10/15/26 (Call 07/15/26)	10	10,881
3.55%, 07/15/27 (Call 04/15/27)	10	11,001
3.80%, 08/15/29 (Call 05/15/29)	10	11,166
4.00%, 06/01/25 (Call 03/01/25)	10	10,979
4.40%, 02/15/26 (Call 11/15/25)	10	11,267
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	10	10,290
2.45%, 01/15/31 (Call 10/15/30)	10	10,407
4.20%, 12/15/23 (Call 09/16/23)	15	16,130
4.35%, 04/15/48 (Call 10/15/47)	25	32,146
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	10	10,132
2.75%, 10/01/26 (Call 07/01/26)	10	10,683
3.25%, 01/30/31 (Call 10/30/30)	75	80,843
3.40%, 06/21/29 (Call 03/21/29)	10	10,963
3.85%, 02/01/23 (Call 11/01/22)	15	15,579
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	20	21,908
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	55	62,263
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	30	32,442
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	20	22,510
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	10	9,847
1.35%, 07/15/25 (Call 06/15/25)	10	10,082
2.10%, 04/01/31 (Call 01/01/31)	10	9,801
2.25%, 01/15/31 (Call 10/15/30)	260	258,214
2.50%, 07/15/31 (Call 04/15/31)	10	10,156
2.90%, 04/01/41 (Call 10/01/40)	10	9,830
3.15%, 07/15/23 (Call 06/15/23)	10	10,472
3.20%, 09/01/24 (Call 07/01/24)	10	10,670
3.25%, 01/15/51 (Call 07/15/50)	75	76,073
3.30%, 07/01/30 (Call 04/01/30)	10	10,801
3.65%, 09/01/27 (Call 06/01/27)	10	11,079
3.70%, 06/15/26 (Call 03/15/26)	10	11,010
3.80%, 02/15/28 (Call 11/15/27)	10	11,133
4.00%, 03/01/27 (Call 12/01/26)	10	11,228
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	60	57,061
2.90%, 11/15/24 (Call 10/15/24)	15	15,740
3.45%, 11/15/29 (Call 08/15/29)	15	15,777
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	64	71,162
3.70%, 08/15/27 (Call 05/15/27)	10	11,210
4.45%, 07/15/28 (Call 04/15/28)	10	11,619
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	20	21,694
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	35	34,824
1.45%, 05/15/26 (Call 04/15/26)	10	10,030
1.55%, 03/15/28 (Call 01/15/28)	10	9,894
1.80%, 07/15/27 (Call 05/15/27)	10	10,156
2.15%, 07/15/30 (Call 04/15/30)	10	9,971
2.50%, 05/15/31 (Call 02/15/31)	10	10,260
2.63%, 11/18/24 (Call 10/18/24)	10	10,509
2.90%, 11/18/26 (Call 09/18/26)	10	10,707
2.95%, 09/15/51 (Call 03/15/51)	25	24,140
3.20%, 11/18/29 (Call 08/18/29)	10	10,778

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
ERP Operating LP, 2.50%, 02/15/30 (Call 11/15/29)	$265	$276,628
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	25	31,138
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/17/29)	30	32,580
5.25%, 06/01/25 (Call 03/01/25)	5	5,611
5.30%, 01/15/29 (Call 10/15/28)	5	5,861
5.38%, 11/01/23 (Call 08/01/23)	5	5,421
5.38%, 04/15/26 (Call 01/15/26)	35	40,127
5.75%, 06/01/28 (Call 03/03/28)	5	5,960
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	34	36,338
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	10	9,983
2.88%, 01/15/31 (Call 10/15/30)	80	84,435
3.25%, 07/15/26 (Call 05/15/26)	55	59,847
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23 (Call 07/15/23)	20	21,038
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	15	15,595
3.70%, 10/01/49 (Call 04/01/49)	26	28,751
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	25	27,058
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	20	22,574
Mid-America Apartments LP, 1.70%, 02/15/31 (Call 11/15/30)	20	19,256
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	10	9,917
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	40	43,790
3.60%, 12/15/26 (Call 09/15/26)	82	89,832
4.30%, 10/15/28 (Call 07/15/28)	15	17,164
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	30	32,435
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	30	30,289
3.38%, 02/01/31 (Call 11/01/30)	10	10,343
3.63%, 10/01/29 (Call 07/01/29)	40	42,684
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	10	9,518
2.13%, 04/15/27 (Call 02/15/27)	160	167,166
2.25%, 04/15/30 (Call 01/15/30)	10	10,305
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	10	9,932
1.85%, 05/01/28 (Call 03/01/28)	10	10,225
2.30%, 05/01/31 (Call 02/01/31)	10	10,296
3.39%, 05/01/29 (Call 02/01/29)	10	11,143
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	35	46,279
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	15	16,621
4.65%, 03/15/49 (Call 09/15/48)	30	37,380
Retail Properties of America Inc., 4.00%, 03/15/25 (Call 12/15/24)	25	26,717
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	25	24,584
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	5	5,355
4.80%, 06/01/24 (Call 05/01/24)	5	5,462
5.13%, 08/15/26 (Call 05/15/26)	30	33,831
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	10	10,035
2.00%, 09/13/24 (Call 06/13/24)	10	10,361
2.20%, 02/01/31 (Call 11/01/30)	10	9,980
2.45%, 09/13/29 (Call 06/13/29)	10	10,327
2.65%, 07/15/30 (Call 04/15/30)	110	114,799

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 09/13/49 (Call 03/13/49)	$65	$66,907
3.30%, 01/15/26 (Call 10/15/25)	10	10,842
3.38%, 10/01/24 (Call 07/01/24)	10	10,738
3.38%, 12/01/27 (Call 09/01/27)	10	11,008
3.50%, 09/01/25 (Call 06/01/25)	10	10,908
Spirit Realty LP
3.40%, 01/15/30 (Call 10/15/29)	10	10,737
4.00%, 07/15/29 (Call 04/15/29)	20	22,496
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	10	10,189
Ventas Realty LP
3.50%, 04/15/24 (Call 03/15/24)	10	10,656
3.50%, 02/01/25 (Call 11/01/24)	5	5,374
4.38%, 02/01/45 (Call 08/01/44)	5	5,830
4.75%, 11/15/30 (Call 08/15/30)	50	59,620
VEREIT Operating Partnership LP
2.20%, 06/15/28 (Call 04/15/28)	75	76,831
4.60%, 02/06/24 (Call 11/06/23)	10	10,835
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)	10	10,241
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	15	15,123
2.70%, 02/15/27 (Call 12/15/26)	10	10,630
2.75%, 01/15/31 (Call 10/15/30)	100	104,249
2.80%, 06/01/31 (Call 03/01/31)	10	10,452
3.63%, 03/15/24 (Call 02/15/24)	10	10,679
4.00%, 06/01/25 (Call 03/01/25)	10	11,000

		3,596,570

Retail — 1.1%
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	10	9,900
3.80%, 11/15/27 (Call 08/15/27)	50	55,282
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	10	9,619
3.13%, 04/21/26 (Call 01/21/26)	25	27,117
3.75%, 04/18/29 (Call 01/18/29)	50	56,194
4.00%, 04/15/30 (Call 01/15/30)	10	11,465
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)	10	9,875
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	10	10,111
1.60%, 04/20/30 (Call 01/20/30)	10	9,927
1.75%, 04/20/32 (Call 01/20/32)	10	9,966
2.75%, 05/18/24 (Call 03/18/24)	37	39,160
3.00%, 05/18/27 (Call 02/18/27)	153	168,354
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	35	38,854
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	10	10,385
3.50%, 04/03/30 (Call 01/03/30)	10	11,149
3.88%, 04/15/27 (Call 01/15/27)	50	56,209
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	10	10,515
4.00%, 05/15/25 (Call 03/15/25)	103	113,108
4.20%, 05/15/28 (Call 02/15/28)	10	11,381
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	10	9,755
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	10	9,653
2.13%, 09/15/26 (Call 06/15/26)	10	10,525
2.38%, 03/15/51 (Call 09/15/50)	60	56,185
2.50%, 04/15/27 (Call 02/15/27)	10	10,694
2.70%, 04/01/23 (Call 01/01/23)	10	10,327
2.70%, 04/15/30 (Call 01/15/30)	10	10,743

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.80%, 09/14/27 (Call 06/14/27)	$10	$10,885
2.95%, 06/15/29 (Call 03/15/29)	10	10,948
3.00%, 04/01/26 (Call 01/01/26)	10	10,867
3.35%, 09/15/25 (Call 06/15/25)	10	10,942
3.35%, 04/15/50 (Call 10/15/49)	100	111,450
3.75%, 02/15/24 (Call 11/15/23)	10	10,730
3.90%, 12/06/28 (Call 09/06/28)	10	11,612
3.90%, 06/15/47 (Call 12/15/46)	50	60,082
4.25%, 04/01/46 (Call 10/01/45)	50	62,968
5.88%, 12/16/36	15	21,521
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	10	9,815
1.70%, 10/15/30 (Call 07/15/30)	10	9,703
2.50%, 04/15/26 (Call 01/15/26)	10	10,630
2.63%, 04/01/31 (Call 01/01/31)	10	10,431
3.00%, 10/15/50 (Call 04/15/50)	110	110,206
3.10%, 05/03/27 (Call 02/03/27)	10	10,925
3.38%, 09/15/25 (Call 06/15/25)	10	10,913
3.65%, 04/05/29 (Call 01/05/29)	10	11,223
4.00%, 04/15/25 (Call 03/15/25)	60	66,080
4.05%, 05/03/47 (Call 11/03/46)	75	87,645
4.50%, 04/15/30 (Call 01/15/30)	10	11,868
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	10	10,197
2.63%, 09/01/29 (Call 06/01/29)	10	10,553
3.30%, 07/01/25 (Call 06/15/25)	10	10,842
3.35%, 04/01/23 (Call 03/01/23)	10	10,443
3.50%, 07/01/27 (Call 05/01/27)	10	11,115
3.60%, 07/01/30 (Call 04/01/30)	10	11,293
3.63%, 09/01/49 (Call 03/01/49)	65	73,085
3.70%, 01/30/26 (Call 10/30/25)	10	11,072
4.60%, 05/26/45 (Call 11/26/44)	56	70,866
O’Reilly Automotive Inc.
3.90%, 06/01/29 (Call 03/01/29)	40	45,433
4.20%, 04/01/30 (Call 01/01/30)	25	29,058
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	125	122,972
1.88%, 04/15/31 (Call 01/15/31)	10	9,785
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	10	10,334
2.25%, 03/12/30 (Call 12/12/29)	10	10,207
2.55%, 11/15/30 (Call 08/15/30)	10	10,431
3.10%, 03/01/23 (Call 02/01/23)	10	10,388
3.50%, 11/15/50 (Call 05/15/50)	100	109,546
3.80%, 08/15/25 (Call 06/15/25)	290	320,296
3.85%, 10/01/23 (Call 07/01/23)	10	10,628
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	10	10,513
2.35%, 02/15/30 (Call 11/15/29)	10	10,515
2.50%, 04/15/26	10	10,747
3.38%, 04/15/29 (Call 01/15/29)	10	11,239
3.50%, 07/01/24	10	10,841
4.00%, 07/01/42	100	125,743
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	35	36,936
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	10	10,652
2.55%, 04/11/23 (Call 01/11/23)	10	10,321
2.65%, 12/15/24 (Call 10/15/24)	10	10,662
2.85%, 07/08/24 (Call 06/08/24)	10	10,648
2.95%, 09/24/49 (Call 03/24/49)	10	10,785

Security	Par (000)	Value

Retail (continued)
3.05%, 07/08/26 (Call 05/08/26)	$10	$10,951
3.25%, 07/08/29 (Call 04/08/29)	10	11,226
3.30%, 04/22/24 (Call 01/22/24)	10	10,678
3.40%, 06/26/23 (Call 05/26/23)	10	10,547
3.55%, 06/26/25 (Call 04/26/25)	10	11,006
3.70%, 06/26/28 (Call 03/26/28)	10	11,421
3.95%, 06/28/38 (Call 12/28/37)	10	12,131
4.05%, 06/29/48 (Call 12/29/47)	160	202,934
5.25%, 09/01/35	303	417,204

		3,334,141

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(a)	30	32,524

Semiconductors — 0.8%
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	76	81,260
3.50%, 12/05/26 (Call 09/05/26)	10	11,067
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	10	9,955
3.30%, 04/01/27 (Call 01/01/27)	10	11,075
5.10%, 10/01/35 (Call 04/01/35)	70	93,288
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	10	10,879
3.63%, 01/15/24 (Call 11/15/23)	10	10,629
3.88%, 01/15/27 (Call 10/15/26)	10	11,038
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(c)	10	9,974
2.45%, 02/15/31 (Call 11/15/30)(c)	10	9,905
3.15%, 11/15/25 (Call 10/15/25)	10	10,712
3.42%, 04/15/33 (Call 01/15/33)(c)	10	10,601
3.46%, 09/15/26 (Call 07/15/26)	10	10,855
3.47%, 04/15/34 (Call 01/15/34)(c)	10	10,595
3.50%, 02/15/41 (Call 08/15/40)(c)	110	112,550
3.75%, 02/15/51 (Call 08/15/50)(c)	55	57,467
4.11%, 09/15/28 (Call 06/15/28)	10	11,223
4.15%, 11/15/30 (Call 08/15/30)	60	67,549
4.25%, 04/15/26 (Call 02/15/26)	10	11,183
4.30%, 11/15/32 (Call 08/15/32)	25	28,635
4.70%, 04/15/25 (Call 03/15/25)	10	11,193
4.75%, 04/15/29 (Call 01/15/29)	10	11,622
5.00%, 04/15/30 (Call 01/15/30)	10	11,861
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	10	10,551
2.60%, 05/19/26 (Call 02/19/26)	290	311,054
2.88%, 05/11/24 (Call 03/11/24)	10	10,607
3.15%, 05/11/27 (Call 02/11/27)	10	11,017
3.25%, 11/15/49 (Call 05/15/49)	10	10,679
3.40%, 03/25/25 (Call 02/25/25)	10	10,876
3.70%, 07/29/25 (Call 04/29/25)	10	11,015
3.73%, 12/08/47 (Call 06/08/47)	125	143,249
3.75%, 03/25/27 (Call 01/25/27)	10	11,313
3.90%, 03/25/30 (Call 12/25/29)	10	11,626
4.10%, 05/19/46 (Call 11/19/45)	75	90,650
4.10%, 05/11/47 (Call 11/11/46)	10	12,071
4.75%, 03/25/50 (Call 09/25/49)	10	13,412
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	10	11,534
4.65%, 11/01/24 (Call 08/01/24)	175	194,234

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	$170	$189,914
4.00%, 03/15/29 (Call 12/15/28)	10	11,593
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(c)	10	10,071
2.95%, 04/15/31 (Call 01/15/31)(c)	10	10,382
4.88%, 06/22/28 (Call 03/22/28)(c)	84	97,781
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	10	10,604
Micron Technology Inc.
2.50%, 04/24/23	10	10,321
4.19%, 02/15/27 (Call 12/15/26)	10	11,363
4.64%, 02/06/24 (Call 01/06/24)	10	10,882
4.66%, 02/15/30 (Call 11/15/29)	10	11,715
NVIDIA Corp.
0.31%, 06/15/23 (Call 06/15/22)	10	10,002
0.58%, 06/14/24 (Call 06/14/22)	10	10,025
1.55%, 06/15/28 (Call 04/15/28)	10	10,049
2.00%, 06/15/31 (Call 03/15/31)	10	10,090
2.85%, 04/01/30 (Call 01/01/30)	10	10,828
3.20%, 09/16/26 (Call 06/16/26)	10	11,002
3.50%, 04/01/50 (Call 10/01/49)	10	11,480
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(c)	10	10,286
3.25%, 05/11/41 (Call 11/11/40)(c)	10	10,607
3.88%, 06/18/26 (Call 04/18/26)(c)	95	105,301
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	10	9,876
1.65%, 05/20/32 (Call 02/20/32)	10	9,662
2.15%, 05/20/30 (Call 02/20/30)	10	10,236
2.90%, 05/20/24 (Call 03/20/24)	10	10,612
3.25%, 05/20/27 (Call 02/20/27)	10	11,072
3.25%, 05/20/50 (Call 11/20/49)	10	10,989
3.45%, 05/20/25 (Call 02/20/25)	110	119,760
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 06/01/22)	10	10,023
1.80%, 06/01/26 (Call 05/01/26)	10	10,166
3.00%, 06/01/31 (Call 03/01/31)	10	10,409
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	10	10,200
1.75%, 05/04/30 (Call 02/04/30)	10	10,001
2.25%, 09/04/29 (Call 06/04/29)	10	10,448
3.88%, 03/15/39 (Call 09/15/38)	25	30,235
4.15%, 05/15/48 (Call 11/15/47)	27	34,183
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	10	10,560

		2,381,732

Software — 1.2%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	10	9,404
2.50%, 09/15/50 (Call 03/15/50)	10	8,930
3.40%, 09/15/26 (Call 06/15/26)	213	234,611
4.50%, 06/15/47 (Call 12/15/46)	5	6,212
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	10	10,505
2.30%, 02/01/30 (Call 11/01/29)	10	10,444
3.25%, 02/01/25 (Call 11/01/24)	10	10,782
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	46	51,261
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	10	10,289
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	10	9,880

Security	Par (000)	Value

Software (continued)
3.30%, 03/01/30 (Call 12/01/29)	$10	$10,536
4.50%, 12/01/27 (Call 09/01/27)	10	11,400
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	10	9,828
4.80%, 03/01/26 (Call 12/01/25)	25	28,731
Fidelity National Information Services Inc.
0.38%, 03/01/23	10	9,998
0.60%, 03/01/24	10	10,001
1.15%, 03/01/26 (Call 02/01/26)	10	9,959
1.65%, 03/01/28 (Call 01/01/28)	10	9,999
2.25%, 03/01/31 (Call 12/01/30)	10	10,085
3.10%, 03/01/41 (Call 09/01/40)	35	36,370
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	10	10,394
2.65%, 06/01/30 (Call 03/01/30)	10	10,386
2.75%, 07/01/24 (Call 06/01/24)	10	10,566
3.20%, 07/01/26 (Call 05/01/26)	10	10,870
3.50%, 07/01/29 (Call 04/01/29)	10	11,002
3.80%, 10/01/23 (Call 09/01/23)	10	10,664
4.20%, 10/01/28 (Call 07/01/28)	10	11,488
4.40%, 07/01/49 (Call 01/01/49)	40	49,024
Intuit Inc., 0.65%, 07/15/23	10	10,056
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	10	10,317
2.40%, 08/08/26 (Call 05/08/26)	160	171,107
2.53%, 06/01/50 (Call 12/01/49)	10	9,978
2.68%, 06/01/60 (Call 12/01/59)	50	50,422
2.70%, 02/12/25 (Call 11/12/24)	150	159,858
2.88%, 02/06/24 (Call 12/06/23)	10	10,560
2.92%, 03/17/52 (Call 09/17/51)	245	263,052
3.13%, 11/03/25 (Call 08/03/25)	10	10,905
3.30%, 02/06/27 (Call 11/06/26)	100	111,554
3.45%, 08/08/36 (Call 02/08/36)	79	92,503
3.50%, 02/12/35 (Call 08/12/34)	10	11,755
3.63%, 12/15/23 (Call 09/15/23)	10	10,693
3.70%, 08/08/46 (Call 02/08/46)	75	91,245
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	10	10,161
2.30%, 03/25/28 (Call 01/25/28)	10	10,323
2.40%, 09/15/23 (Call 07/15/23)	10	10,362
2.50%, 04/01/25 (Call 03/01/25)	110	115,390
2.63%, 02/15/23 (Call 01/15/23)	10	10,306
2.65%, 07/15/26 (Call 04/15/26)	60	63,554
2.80%, 04/01/27 (Call 02/01/27)	10	10,671
2.88%, 03/25/31 (Call 12/25/30)	10	10,532
2.95%, 11/15/24 (Call 09/15/24)	60	63,890
2.95%, 05/15/25 (Call 02/15/25)	110	117,060
2.95%, 04/01/30 (Call 01/01/30)	10	10,616
3.25%, 11/15/27 (Call 08/15/27)	10	10,919
3.40%, 07/08/24 (Call 04/08/24)	10	10,705
3.60%, 04/01/40 (Call 10/01/39)	15	15,958
3.60%, 04/01/50 (Call 10/01/49)	65	67,827
3.63%, 07/15/23	10	10,586
3.65%, 03/25/41 (Call 09/25/40)	85	90,815
3.80%, 11/15/37 (Call 05/15/37)	315	345,341
3.85%, 04/01/60 (Call 10/01/59)	50	53,777
3.90%, 05/15/35 (Call 11/15/34)	110	123,631
3.95%, 03/25/51 (Call 09/25/50)	10	11,083
4.00%, 07/15/46 (Call 01/15/46)	5	5,512
4.00%, 11/15/47 (Call 05/15/47)	55	60,470

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.10%, 03/25/61 (Call 09/25/60)	$10	$11,265
4.30%, 07/08/34 (Call 01/08/34)	15	17,452
4.38%, 05/15/55 (Call 11/15/54)	50	58,701
5.38%, 07/15/40	10	12,967
6.50%, 04/15/38	5	7,115
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	10	9,978
1.75%, 02/15/31 (Call 11/15/30)	110	106,536
2.00%, 06/30/30 (Call 03/30/30)	10	9,956
2.35%, 09/15/24 (Call 08/15/24)	100	104,680
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)	10	10,020
1.50%, 07/15/28 (Call 05/15/28)	10	10,041
1.95%, 07/15/31 (Call 04/15/31)	10	10,145
2.70%, 07/15/41 (Call 01/15/41)	10	10,199
2.90%, 07/15/51 (Call 01/15/51)	10	10,268
3.05%, 07/15/61 (Call 01/15/61)	10	10,426
3.25%, 04/11/23 (Call 03/11/23)	10	10,455
3.70%, 04/11/28 (Call 01/11/28)	10	11,374
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	10	9,502
VMware Inc.
0.60%, 08/15/23	10	10,011
1.00%, 08/15/24 (Call 08/15/22)	10	10,042
1.40%, 08/15/26 (Call 07/15/26)	10	9,989
1.80%, 08/15/28 (Call 06/15/28)	10	9,914
2.20%, 08/15/31 (Call 05/15/31)	10	9,931
3.90%, 08/21/27 (Call 05/21/27)	10	11,203
4.50%, 05/15/25 (Call 04/15/25)	10	11,171
4.65%, 05/15/27 (Call 03/15/27)	10	11,563
4.70%, 05/15/30 (Call 02/15/30)	10	11,946

		3,413,963

Telecommunications — 1.8%
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	10	10,021
1.65%, 02/01/28 (Call 12/01/27)	5	5,001
1.70%, 03/25/26 (Call 03/25/23)	10	10,133
2.25%, 02/01/32 (Call 11/01/31)	10	9,943
2.30%, 06/01/27 (Call 04/01/27)	10	10,428
2.55%, 12/01/33 (Call 09/01/33)(c)	205	206,013
2.75%, 06/01/31 (Call 03/01/31)	155	162,426
3.10%, 02/01/43 (Call 08/01/42)	50	49,641
3.30%, 02/01/52 (Call 08/01/51)	185	184,275
3.40%, 05/15/25 (Call 02/15/25)	10	10,857
3.50%, 06/01/41 (Call 12/01/40)	100	105,608
3.50%, 02/01/61 (Call 08/01/60)	25	24,792
3.55%, 09/15/55 (Call 03/15/55)(c)	198	202,267
3.65%, 06/01/51 (Call 12/01/50)	25	26,453
3.65%, 09/15/59 (Call 03/15/59)(c)	50	51,451
3.80%, 02/15/27 (Call 11/15/26)	10	11,164
3.80%, 12/01/57 (Call 06/01/57)(c)	172	183,075
3.85%, 06/01/60 (Call 12/01/59)	10	10,662
4.10%, 02/15/28 (Call 11/15/27)	5	5,706
4.13%, 02/17/26 (Call 11/17/25)	50	55,992
4.25%, 03/01/27 (Call 12/01/26)	10	11,400
4.30%, 02/15/30 (Call 11/15/29)	50	58,078
4.30%, 12/15/42 (Call 06/15/42)	10	11,559
4.35%, 03/01/29 (Call 12/01/28)	75	87,034
4.35%, 06/15/45 (Call 12/15/44)	50	57,899
4.45%, 04/01/24 (Call 01/01/24)	50	54,403
4.50%, 05/15/35 (Call 11/15/34)	10	11,848

Security	Par (000)	Value

Telecommunications (continued)
4.75%, 05/15/46 (Call 11/15/45)	$25	$30,602
5.15%, 03/15/42	50	63,515
5.25%, 03/01/37 (Call 09/01/36)	100	126,880
British Telecommunications PLC, 9.63%, 12/15/30	10	15,437
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	10	10,368
2.50%, 09/20/26 (Call 06/20/26)	10	10,759
3.63%, 03/04/24	10	10,794
5.50%, 01/15/40	10	14,147
5.90%, 02/15/39	105	152,837
Corning Inc., 5.35%, 11/15/48 (Call 05/15/48)	50	69,804
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	10	15,043
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	10	9,950
2.75%, 05/24/31 (Call 02/24/31)	10	10,304
4.00%, 09/01/24	143	156,139
4.60%, 02/23/28 (Call 11/23/27)	10	11,629
4.60%, 05/23/29 (Call 02/23/29)	10	11,732
Orange SA, 9.00%, 03/01/31	10	15,812
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	10	10,977
4.35%, 05/01/49 (Call 11/01/48)	10	11,703
5.00%, 03/15/44 (Call 09/15/43)	70	87,946
Telefonica Emisiones SA
4.10%, 03/08/27	150	169,407
5.21%, 03/08/47	100	126,036
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	25	32,226
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	10	10,082
2.05%, 02/15/28 (Call 12/15/27)	10	10,171
2.25%, 11/15/31 (Call 08/15/31)	10	9,950
2.55%, 02/15/31 (Call 11/15/30)	160	163,462
3.00%, 02/15/41 (Call 08/15/40)	10	9,916
3.30%, 02/15/51 (Call 08/15/50)	110	110,365
3.50%, 04/15/25 (Call 03/15/25)	10	10,812
3.75%, 04/15/27 (Call 02/15/27)	164	181,981
3.88%, 04/15/30 (Call 01/15/30)	10	11,201
4.50%, 04/15/50 (Call 10/15/49)	60	72,035
Verizon Communications Inc.
0.75%, 03/22/24	10	10,039
0.85%, 11/20/25 (Call 10/20/25)	10	9,924
1.45%, 03/20/26 (Call 02/20/26)	10	10,136
1.50%, 09/18/30 (Call 06/18/30)	10	9,639
1.75%, 01/20/31 (Call 10/20/30)	10	9,669
2.10%, 03/22/28 (Call 01/22/28)	10	10,268
2.55%, 03/21/31 (Call 12/21/30)	50	51,629
2.63%, 08/15/26	10	10,643
2.65%, 11/20/40 (Call 05/20/40)	105	101,699
2.88%, 11/20/50 (Call 05/20/50)	10	9,617
2.99%, 10/30/56 (Call 04/30/56)	216	208,354
3.00%, 03/22/27 (Call 01/22/27)	10	10,815
3.00%, 11/20/60 (Call 05/20/60)	10	9,618
3.15%, 03/22/30 (Call 12/22/29)	10	10,838
3.38%, 02/15/25	10	10,833
3.40%, 03/22/41 (Call 09/22/40)	100	107,092
3.50%, 11/01/24 (Call 08/01/24)	10	10,807
3.55%, 03/22/51 (Call 09/22/50)	225	244,514
3.70%, 03/22/61 (Call 09/22/60)	10	10,990
3.88%, 02/08/29 (Call 11/08/28)	10	11,399
4.00%, 03/22/50 (Call 09/22/49)	20	23,235

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.02%, 12/03/29 (Call 09/03/29)	$75	$86,362
4.13%, 03/16/27	10	11,426
4.27%, 01/15/36	10	11,939
4.33%, 09/21/28	50	58,330
4.40%, 11/01/34 (Call 05/01/34)	280	337,523
4.50%, 08/10/33	50	60,530
4.52%, 09/15/48	10	12,598
4.67%, 03/15/55	10	12,999
4.86%, 08/21/46	10	13,039
5.25%, 03/16/37	50	66,217
Vodafone Group PLC
4.13%, 05/30/25	10	11,135
4.25%, 09/17/50	10	11,824
4.38%, 05/30/28	189	219,599
4.88%, 06/19/49	60	76,946
5.25%, 05/30/48	90	119,824

		5,394,200

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.55%, 11/19/26 (Call 09/19/26)	103	112,953
3.90%, 11/19/29 (Call 08/19/29)	10	11,181

		124,134

Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51 (Call 03/15/51)	50	54,898
3.85%, 09/01/23 (Call 06/01/23)	50	53,073
3.90%, 08/01/46 (Call 02/01/46)	65	77,195
4.05%, 06/15/48 (Call 12/15/47)	50	61,013
5.05%, 03/01/41 (Call 09/01/40)	75	99,930
5.15%, 09/01/43 (Call 03/01/43)	10	13,744
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	35	37,484
2.95%, 11/21/24 (Call 08/21/24)	25	26,585
6.25%, 08/01/34	65	92,229
Canadian Pacific Railway Co., 4.80%, 09/15/35 (Call 03/15/35)	5	6,188
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	100	92,386
2.60%, 11/01/26 (Call 08/01/26)	10	10,665
3.25%, 06/01/27 (Call 03/01/27)	25	27,411
3.35%, 09/15/49 (Call 03/15/49)	75	80,793
3.80%, 03/01/28 (Call 12/01/27)	60	67,566
4.25%, 03/15/29 (Call 12/15/28)	50	58,159
5.50%, 04/15/41 (Call 10/15/40)	25	34,148
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	10	10,281
3.10%, 08/05/29 (Call 05/05/29)	10	10,827
3.25%, 04/01/26 (Call 01/01/26)	10	10,920
3.25%, 05/15/41 (Call 11/15/40)	10	10,445
3.40%, 02/15/28 (Call 11/15/27)	38	42,185
4.20%, 10/17/28 (Call 07/17/28)	15	17,445
4.25%, 05/15/30 (Call 02/15/30)	10	11,685
4.55%, 04/01/46 (Call 10/01/45)	40	49,158
5.10%, 01/15/44	50	65,410
5.25%, 05/15/50 (Call 11/15/49)	10	13,811
Kansas City Southern, 3.50%, 05/01/50 (Call 11/01/49)	25	26,818
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	10	10,248
2.90%, 06/15/26 (Call 03/15/26)	100	108,065

Security	Par (000)	Value

Transportation (continued)
3.05%, 05/15/50 (Call 11/15/49)	$100	$102,088
3.16%, 05/15/55 (Call 11/15/54)	72	74,267
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	10	10,480
4.63%, 06/01/25 (Call 05/01/25)	83	93,282
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)	10	10,344
2.40%, 02/05/30 (Call 11/05/29)	10	10,379
2.97%, 09/16/62 (Call 03/16/62)	75	74,022
3.20%, 05/20/41 (Call 11/20/40)	10	10,676
3.25%, 02/05/50 (Call 08/05/49)	10	10,660
3.50%, 06/08/23 (Call 05/08/23)	10	10,534
3.55%, 05/20/61 (Call 11/20/60)	10	11,039
3.75%, 03/15/24 (Call 12/15/23)	15	16,071
3.80%, 04/06/71 (Call 10/06/70)(c)	10	11,487
3.84%, 03/20/60 (Call 09/20/59)	50	58,083
3.95%, 09/10/28 (Call 06/10/28)	10	11,441
4.50%, 09/10/48 (Call 03/10/48)	102	129,166
United Parcel Service Inc.
2.50%, 04/01/23 (Call 03/01/23)	10	10,331
2.50%, 09/01/29 (Call 06/01/29)	25	26,627
3.05%, 11/15/27 (Call 08/15/27)	10	11,099
3.40%, 03/15/29 (Call 12/15/28)	10	11,233
3.90%, 04/01/25 (Call 03/01/25)	10	11,032
4.45%, 04/01/30 (Call 01/01/30)	10	12,082
5.30%, 04/01/50 (Call 10/01/49)	10	14,823
6.20%, 01/15/38	94	139,880

		2,161,891

Trucking & Leasing — 0.0%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	35	38,671
4.55%, 11/07/28 (Call 08/07/28)	25	29,234

		67,905

Water — 0.1%
American Water Capital Corp.
3.45%, 06/01/29 (Call 03/01/29)	15	16,697
3.75%, 09/01/47 (Call 03/01/47)	65	74,509
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	100	104,671
3.35%, 04/15/50 (Call 10/15/49)	15	15,762
United Utilities PLC, 6.88%, 08/15/28	20	26,034

		237,673

Total Corporate Bonds & Notes — 37.8% (Cost: $111,184,405)		112,146,956

Foreign Government Obligations(e)

Canada — 0.5%
Export Development Canada
2.50%, 01/24/23	200	206,476
2.75%, 03/15/23	20	20,781
Province of Alberta Canada
1.30%, 07/22/30	15	14,612
3.30%, 03/15/28	175	197,211
Province of Ontario Canada
1.60%, 02/25/31	15	15,037
2.30%, 06/15/26	100	106,595
2.50%, 04/27/26	250	268,688
3.05%, 01/29/24	200	212,692

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Province of Quebec Canada
2.75%, 04/12/27	$100	$109,329
Series QX, 1.50%, 02/11/25	185	190,433

		1,341,854

Chile — 0.1%
Chile Government International Bond, 2.45%, 01/31/31 (Call 10/31/30)	350	358,988

Hungary — 0.0%
Hungary Government International Bond, 5.75%, 11/22/23	124	138,253

Indonesia — 0.1%
Indonesia Government International Bond
3.35%, 03/12/71	200	196,178
3.85%, 10/15/30	200	226,268

		422,446

Israel — 0.1%
Israel Government International Bond, 3.88%, 07/03/50	200	235,924

Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	20	19,863
5.38%, 06/15/33	75	96,211

		116,074

Japan — 0.2%
Japan Bank for International Cooperation
2.25%, 11/04/26	200	212,110
2.38%, 11/16/22	175	179,506
3.25%, 07/20/23	200	210,970

		602,586

Mexico — 0.4%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	410	406,212
4.15%, 03/28/27	200	228,374
4.35%, 01/15/47	200	213,226
4.60%, 01/23/46	200	219,890

		1,067,702

Panama — 0.2%
Panama Government International Bond
4.50%, 04/01/56 (Call 10/01/55)	200	228,636
8.88%, 09/30/27	280	387,456

		616,092

Peru — 0.1%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	81	72,777
3.23%, 07/28/2121 (Call 01/28/2121)	5	4,397
8.75%, 11/21/33	61	95,979

		173,153

Philippines — 0.1%
Philippine Government International Bond
3.00%, 02/01/28	200	217,848
3.95%, 01/20/40	200	227,934

		445,782

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	5	5,208
3.25%, 04/06/26	150	165,456
4.00%, 01/22/24	5	5,421

		176,085

Security	Par (000)	Value

South Korea — 0.1%
Export-Import Bank of Korea, 2.88%, 01/21/25	$200	$213,262

Supranational — 2.1%
African Development Bank
0.75%, 04/03/23	35	35,306
0.88%, 03/23/26	5	5,025
2.13%, 11/16/22	30	30,719
3.00%, 09/20/23	60	63,332
Asian Development Bank
0.25%, 07/14/23	200	200,118
0.38%, 09/03/25	200	197,758
0.50%, 02/04/26	5	4,946
0.63%, 04/29/25	200	200,252
1.50%, 10/18/24	105	108,303
2.00%, 04/24/26	5	5,280
2.63%, 01/30/24	5	5,275
2.75%, 03/17/23	5	5,198
5.82%, 06/16/28	85	110,835
6.22%, 08/15/27	5	6,420
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	5	4,997
0.50%, 05/28/25	130	129,383
0.50%, 01/27/26	5	4,946
2.25%, 05/16/24	205	215,086
Council of Europe Development Bank, 0.25%, 10/20/23	20	19,984
European Bank for Reconstruction & Development
0.25%, 07/10/23	200	200,082
0.50%, 11/25/25	200	198,314
1.63%, 09/27/24	100	103,485
European Investment Bank
0.25%, 09/15/23	290	289,971
0.38%, 12/15/25	200	197,362
1.63%, 03/14/25	200	207,404
1.63%, 05/13/31	5	5,127
1.88%, 02/10/25	205	214,303
2.25%, 06/24/24	200	210,258
3.13%, 12/14/23	100	106,411
3.25%, 01/29/24	5	5,349
4.88%, 02/15/36	115	161,657
Inter-American Development Bank
0.63%, 07/15/25	105	104,986
0.88%, 04/03/25	100	101,024
1.13%, 07/20/28	200	199,832
1.75%, 03/14/25	105	109,311
2.00%, 06/02/26	200	211,240
2.13%, 01/15/25	5	5,263
2.63%, 01/16/24	27	28,461
3.00%, 10/04/23	215	227,233
3.00%, 02/21/24	5	5,324
3.13%, 09/18/28	5	5,672
4.38%, 01/24/44	130	182,521
International Bank for Reconstruction & Development
0.63%, 04/22/25	200	200,300
0.75%, 11/24/27	200	196,654
0.88%, 05/14/30	100	96,740
1.75%, 10/23/29	184	191,443
1.88%, 10/27/26	199	209,254
2.50%, 11/22/27	15	16,350
3.00%, 09/27/23	390	412,027

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
International Finance Corp.
0.75%, 08/27/30	$45	$42,892
1.38%, 10/16/24	100	102,733
2.13%, 04/07/26	200	212,312
2.88%, 07/31/23	200	210,010

		6,324,468

Sweden — 0.1%
Svensk Exportkredit AB, 0.38%, 07/30/24	200	199,248

Uruguay — 0.1%
Uruguay Government International Bond
4.98%, 04/20/55	5	6,594
5.10%, 06/18/50	240	320,772

		327,366

Total Foreign Government Obligations — 4.3% (Cost: $12,693,636)		12,759,283

Municipal Debt Obligations

California — 0.3%
Bay Area Toll Authority RB BAB
Series S1, 6.92%, 04/01/40	75	115,071
Series S-3, 6.91%, 10/01/50	25	45,203
California State University RB, Class B, 2.98%, 11/01/51 (Call 05/01/51)	25	26,043
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	25	42,537
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	25	43,642
Los Angeles Department of Water & Power System Revenue RB BAB, Series A, 5.72%, 07/01/39	20	28,772
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	25	33,812
State of California GO
2.50%, 10/01/29	50	53,418
3.38%, 04/01/25	25	27,306
4.50%, 04/01/33 (Call 04/01/28)	25	29,563
State of California GO BAB, 7.60%, 11/01/40	200	355,538
University of California RB
Series AD, 4.86%, 05/15/2112	25	36,753
Series AJ, 4.60%, 05/15/31	50	59,435
Series BD, 3.35%, 07/01/29	25	28,303

		925,396

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	31,339

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49	50	66,031
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series A, 6.90%, 12/01/40	25	35,965
State of Illinois GO, 5.10%, 06/01/33	125	147,945
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	50	64,613

		314,554

Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, 6.25%, 05/15/43	25	38,810

Security	Par (000)	Value

Massachusetts — 0.1%
Commonwealth of Massachusetts GOL, 2.81%, 09/01/43	$50	$52,623
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%,
12/01/39	25	35,085

		87,708

Michigan — 0.0%
Michigan Finance Authority RB, 3.38%, 12/01/40	25	27,919
University of Michigan RB, Series B, 2.44%, 04/01/40 (Call 10/01/39)	50	51,321

		79,240

New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series B, 0.00%, 02/15/23 (AGM)(f)	50	49,593
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	50	57,049
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	50	75,008

		181,650

New York — 0.2%
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	65,958
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	19,990
New York State Thruway Authority RB, Class M, 2.90%, 01/01/35	50	53,608
Port Authority of New York & New Jersey RB
3.29%, 08/01/69	50	55,838
Series 168, 4.93%, 10/01/51	165	233,077
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	55,941

		484,412

Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	50	94,996
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	31,159
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	25	34,279
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	29,745

		190,179

Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	50	60,617

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	40	59,136
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(d)	25	36,117
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	50	51,582
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	42,695
State of Texas GO BAB, 5.52%, 04/01/39	65	93,997
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	50	61,400

		344,927

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	25	33,234

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40(d)	45	62,844

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36 (Call 05/01/27)	$25	$27,867

Total Municipal Debt Obligations — 1.0% (Cost: $2,731,487)		2,862,777

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 2.0%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	10	10,400
Federal Home Loan Banks
1.50%, 08/15/24	20	20,648
2.13%, 06/09/23	20	20,686
2.50%, 12/09/22	20	20,597
3.13%, 09/12/25	10	10,984
3.25%, 06/09/28	90	102,290
3.25%, 11/16/28	670	767,123
3.38%, 09/08/23	25	26,583
5.50%, 07/15/36	25	37,372
Federal Home Loan Mortgage Corp.
0.25%, 06/26/23	70	70,078
0.25%, 09/08/23	800	800,400
6.25%, 07/15/32	165	244,865
Federal National Mortgage Association
0.25%, 07/10/23	300	300,339
0.25%, 11/27/23	260	260,146
0.63%, 04/22/25	500	501,490
1.63%, 01/07/25	285	296,203
1.75%, 07/02/24	250	259,507
1.88%, 09/24/26	485	511,078
2.38%, 01/19/23	100	103,072
2.63%, 09/06/24	330	352,216
5.63%, 07/15/37	76	116,671
6.25%, 05/15/29	50	68,463
6.63%, 11/15/30	90	130,714
7.25%, 05/15/30	35	52,038
Tennessee Valley Authority
3.50%, 12/15/42	50	60,165
5.25%, 09/15/39	60	87,081
6.15%, 01/15/38	275	424,383
7.13%, 05/01/30	190	278,538
Series A, 2.88%, 02/01/27	100	109,911

		6,044,041

U.S. Government Obligations — 54.1%
U.S. Treasury Note/Bond
0.13%, 11/30/22	5,135	5,135,602
0.13%, 12/31/22	7,000	6,999,727
0.13%, 02/28/23	5,370	5,368,532
0.13%, 05/15/23	500	499,668
0.13%, 05/31/23	4,000	3,996,875
0.13%, 06/30/23(d)	3,580	3,577,203
0.13%, 07/31/23(d)	1,500	1,498,242
0.13%, 08/15/23	500	499,316
0.13%, 12/15/23	1,283	1,278,692
0.13%, 01/15/24	5,400	5,380,172
0.25%, 04/15/23	750	751,113
0.25%, 06/15/23	300	300,387
0.25%, 11/15/23	100	100,008
0.25%, 03/15/24	3,000	2,995,781
0.25%, 05/15/24	3,000	2,992,031
0.25%, 06/15/24	4,700	4,684,945

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.25%, 05/31/25	$500	$493,906
0.25%, 06/30/25	700	691,031
0.25%, 07/31/25	250	246,582
0.25%, 08/31/25	30	29,461
0.25%, 10/31/25	2,300	2,261,727
0.38%, 04/15/24	3,000	3,003,047
0.38%, 07/15/24	200	199,938
0.38%, 04/30/25	600	596,109
0.38%, 11/30/25	1,100	1,086,594
0.38%, 12/31/25	1,150	1,134,906
0.38%, 01/31/26	1,200	1,183,125
0.38%, 07/31/27	750	726,621
0.38%, 09/30/27	700	676,211
0.50%, 03/15/23	400	402,172
0.50%, 03/31/25	700	699,125
0.50%, 02/28/26	1,350	1,337,871
0.50%, 06/30/27	450	439,594
0.50%, 10/31/27	500	486,094
0.63%, 07/31/26	3,200	3,178,000
0.63%, 03/31/27	100	98,695
0.63%, 12/31/27	1,210	1,182,870
0.63%, 05/15/30	5,250	4,986,680
0.63%, 08/15/30	775	734,191
0.75%, 05/31/26	2,300	2,300,719
0.75%, 01/31/28	1,450	1,426,891
0.88%, 06/30/26	4,600	4,625,516
1.00%, 07/31/28	4,700	4,676,500
1.13%, 02/29/28(d)	400	402,937
1.13%, 02/15/31(d)	2,000	1,973,437
1.13%, 05/15/40	3,100	2,762,391
1.13%, 08/15/40	1,410	1,252,036
1.25%, 03/31/28	700	709,953
1.25%, 04/30/28	200	202,750
1.25%, 05/31/28	2,650	2,684,781
1.25%, 06/30/28	5,280	5,345,175
1.25%, 08/15/31	600	596,906
1.25%, 05/15/50	690	585,530
1.38%, 10/15/22	1,750	1,774,951
1.38%, 08/31/23	150	153,475
1.38%, 11/15/40	4,680	4,334,119
1.38%, 08/15/50	350	306,359
1.50%, 03/31/23	200	204,258
1.50%, 09/30/24	600	619,922
1.50%, 10/31/24(d)	300	310,055
1.50%, 11/30/24	1,000	1,033,750
1.50%, 08/15/26	1,750	1,811,660
1.63%, 04/30/23	250	256,084
1.63%, 02/15/26	2,500	2,601,367
1.63%, 05/15/26	2,000	2,081,875
1.63%, 09/30/26	500	520,781
1.63%, 10/31/26	300	312,539
1.63%, 11/30/26	400	416,656
1.63%, 05/15/31	4,070	4,195,916
1.63%, 11/15/50	1,260	1,173,375
1.75%, 06/30/24	400	415,625
1.75%, 12/31/24	400	416,875
1.88%, 08/31/24	500	521,992
2.00%, 04/30/24	2,100	2,193,023
2.00%, 02/15/25	475	499,307
2.00%, 11/15/26	450	477,387

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.00%, 02/15/50	$280	$284,681
2.13%, 09/30/24	500	526,094
2.13%, 05/15/25	550	581,496
2.25%, 12/31/23	500	522,969
2.25%, 11/15/24	800	846,000
2.25%, 11/15/25	350	373,242
2.25%, 02/15/27	100	107,484
2.25%, 08/15/27	450	484,664
2.25%, 05/15/41	2,700	2,889,422
2.25%, 08/15/46	165	176,138
2.38%, 01/31/23	900	928,512
2.38%, 08/15/24	550	582,141
2.38%, 05/15/27	200	216,562
2.38%, 05/15/51	3,500	3,865,859
2.50%, 08/15/23	200	208,953
2.50%, 02/15/45	195	217,242
2.50%, 02/15/46	1,700	1,898,953
2.50%, 05/15/46	4,090	4,571,853
2.63%, 02/28/23	400	414,891
2.75%, 05/31/23	550	574,729
2.75%, 11/15/23	500	527,500
2.75%, 08/31/25	200	216,859
2.75%, 08/15/42	250	289,258
2.75%, 11/15/42	100	115,703
2.75%, 08/15/47	500	586,562
2.75%, 11/15/47	400	469,687
2.88%, 11/30/23	250	264,668
2.88%, 05/31/25	500	542,656
2.88%, 05/15/28	675	755,684
2.88%, 08/15/28	50	56,070
2.88%, 11/15/46	350	418,687
2.88%, 05/15/49	2,000	2,416,875
3.00%, 11/15/44	500	604,766
3.00%, 05/15/45	500	606,797
3.00%, 02/15/47	150	183,586
3.00%, 08/15/48	1,100	1,354,031
3.00%, 02/15/49	150	185,180

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.13%, 11/15/28	$800	$913,000
3.13%, 05/15/48	100	125,703
3.38%, 11/15/48	320	420,900
6.50%, 11/15/26	300	387,023
6.88%, 08/15/25	300	373,453

		160,196,250

Total U.S. Government & Agency Obligations — 56.1% (Cost: $165,449,589)		166,240,291

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)(i)	8,931	8,930,975

Total Short-Term Investments — 3.0% (Cost: $8,930,975)		8,930,975

Total Investments in Securities — 102.2% (Cost: $300,990,092)		302,940,282

Other Assets, Less Liabilities — (2.2)%		(6,620,200)

Net Assets — 100.0%		$296,320,082

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$8,977,033	$—	$(46,058	)(a)	$—	$—	$8,930,975	8,931	$5,537	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Government/Credit Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$112,146,956	$—	$112,146,956
Foreign Government Obligations	—	12,759,283	—	12,759,283
Municipal Debt Obligations	—	2,862,777	—	2,862,777
U.S. Government & Agency Obligations	—	166,240,291	—	166,240,291
Money Market Funds	8,930,975	—	—	8,930,975

	$8,930,975	$294,009,307	$—	$302,940,282

See notes to financial statements.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$165	$168,450
4.65%, 10/01/28 (Call 07/01/28)	185	217,754
4.75%, 03/30/30 (Call 12/30/29)	95	113,664
Omnicom Group Inc.
2.60%, 08/01/31 (Call 05/01/31)	155	159,865
4.20%, 06/01/30 (Call 03/01/30)	255	295,191
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	408	451,183
3.65%, 11/01/24 (Call 08/01/24)	65	70,461
WPP Finance 2010, 3.75%, 09/19/24	265	288,082

		1,764,650

Aerospace & Defense — 0.6%
Boeing Co. (The)
1.43%, 02/04/24 (Call 02/04/22)	250	250,608
1.88%, 06/15/23 (Call 04/15/23)	24	24,436
2.20%, 02/04/26 (Call 02/04/23)	280	282,218
2.25%, 06/15/26 (Call 03/15/26)	220	225,100
2.60%, 10/30/25 (Call 07/30/25)	70	72,795
2.70%, 02/01/27 (Call 12/01/26)	240	249,019
2.80%, 03/01/23 (Call 02/01/23)	150	154,671
2.80%, 03/01/27 (Call 12/01/26)	190	197,718
2.85%, 10/30/24 (Call 07/30/24)	88	92,419
2.95%, 02/01/30 (Call 11/01/29)	50	51,400
3.10%, 05/01/26 (Call 03/01/26)	200	212,152
3.20%, 03/01/29 (Call 12/01/28)	108	113,409
3.25%, 03/01/28 (Call 12/01/27)	225	237,274
3.63%, 02/01/31 (Call 11/01/30)	205	222,384
4.88%, 05/01/25 (Call 04/01/25)	766	856,388
5.04%, 05/01/27 (Call 03/01/27)	150	172,998
5.15%, 05/01/30 (Call 02/01/30)	893	1,058,991
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	145	146,373
1.88%, 08/15/23 (Call 06/15/23)	96	98,606
2.13%, 08/15/26 (Call 05/15/26)	145	152,375
2.25%, 11/15/22 (Call 08/15/22)	231	235,384
2.25%, 06/01/31 (Call 03/01/31)(a)	45	46,623
2.38%, 11/15/24 (Call 09/15/24)	60	63,166
2.63%, 11/15/27 (Call 08/15/27)	151	162,384
3.25%, 04/01/25 (Call 03/01/25)	10	10,802
3.38%, 05/15/23 (Call 04/15/23)	220	231,024
3.50%, 05/15/25 (Call 03/15/25)	170	185,776
3.50%, 04/01/27 (Call 02/01/27)	220	245,511
3.63%, 04/01/30 (Call 01/01/30)	247	280,787
3.75%, 05/15/28 (Call 02/15/28)	260	296,153
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	290	283,246
3.83%, 04/27/25 (Call 01/27/25)	270	295,658
3.85%, 06/15/23 (Call 05/15/23)	10	10,579
3.85%, 12/15/26 (Call 09/15/26)	260	290,709
4.40%, 06/15/28 (Call 03/15/28)	295	340,840
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	593	632,974
3.10%, 01/15/23 (Call 11/15/22)	192	198,394
3.55%, 01/15/26 (Call 10/15/25)	498	550,768
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	697	741,099
3.20%, 02/01/27 (Call 11/01/26)	289	315,504

Security	Par (000)	Value

Aerospace & Defense (continued)
3.25%, 08/01/23	$215	$226,530
3.25%, 01/15/28 (Call 10/15/27)	185	202,159
4.40%, 05/01/30 (Call 02/01/30)	135	160,296
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	100	98,710
2.25%, 07/01/30 (Call 04/01/30)	220	224,814
3.13%, 05/04/27 (Call 02/04/27)	204	222,413
3.20%, 03/15/24 (Call 01/15/24)	250	265,535
3.50%, 03/15/27 (Call 12/15/26)	355	392,342
3.70%, 12/15/23 (Call 09/15/23)	247	263,201
3.95%, 08/16/25 (Call 06/16/25)	577	639,483
4.13%, 11/16/28 (Call 08/16/28)	620	713,918
7.50%, 09/15/29	84	117,907

		13,816,023

Agriculture — 0.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	175	182,476
2.45%, 02/04/32 (Call 11/04/31)	430	419,981
2.63%, 09/16/26 (Call 06/16/26)	383	404,103
3.40%, 05/06/30 (Call 02/06/30)	155	166,117
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	418	445,291
3.25%, 03/27/30 (Call 12/27/29)	95	105,759
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	405	406,847
2.73%, 03/25/31 (Call 12/25/30)	200	200,022
2.79%, 09/06/24 (Call 08/06/24)	155	162,807
3.22%, 08/15/24 (Call 06/15/24)	508	539,145
3.22%, 09/06/26 (Call 07/06/26)	306	327,077
3.46%, 09/06/29 (Call 06/06/29)	235	250,162
3.56%, 08/15/27 (Call 05/15/27)	619	669,968
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	205	206,378
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	85	86,368
2.75%, 05/14/31 (Call 02/14/31)	220	225,955
3.00%, 09/25/22 (Call 08/25/22)	15	15,379
3.25%, 08/15/26 (Call 05/15/26)	165	178,490
3.75%, 09/25/27 (Call 06/25/27)	147	163,380
4.35%, 03/15/24 (Call 02/15/24)	180	195,138
Philip Morris International Inc.
1.13%, 05/01/23	35	35,459
1.50%, 05/01/25 (Call 04/01/25)	111	113,162
1.75%, 11/01/30 (Call 08/01/30)	50	48,821
2.10%, 05/01/30 (Call 02/01/30)	70	70,753
2.13%, 05/10/23 (Call 03/10/23)	225	231,107
2.38%, 08/17/22 (Call 07/17/22)	35	35,674
2.50%, 08/22/22	37	37,841
2.50%, 11/02/22 (Call 10/02/22)	120	122,892
2.63%, 03/06/23	230	238,220
2.75%, 02/25/26 (Call 11/25/25)	190	203,121
2.88%, 05/01/24 (Call 04/01/24)	190	201,003
3.13%, 08/17/27 (Call 05/17/27)	165	180,876
3.25%, 11/10/24	323	348,821
3.38%, 08/11/25 (Call 05/11/25)	195	212,035
3.38%, 08/15/29 (Call 05/15/29)	51	56,547
3.60%, 11/15/23	210	224,837

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	$514	$569,898
4.85%, 09/15/23	255	277,170

		8,559,080

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2016-3, Class AA, 3.00%, 04/15/30	40	39,957
Series 2017-2, Class AA, 3.35%, 04/15/31	188	192,314
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2 A, Class A, 4.00%, 04/29/26	59	62,632
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	220	224,728
3.00%, 11/15/26 (Call 08/15/26)	45	48,137
4.75%, 05/04/23	745	795,712
5.13%, 06/15/27 (Call 04/15/27)	555	649,694
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	118	125,660
Series 2014-2, Class A, 3.75%, 03/03/28	228	240,850
Series 2020-1, Class A, 5.88%, 04/15/29	696	773,542

		3,153,226

Apparel — 0.1%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	10	10,283
2.38%, 11/01/26 (Call 08/01/26)	215	229,040
2.75%, 03/27/27 (Call 01/27/27)	298	322,493
2.85%, 03/27/30 (Call 12/27/29)	459	501,168
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	95	105,689
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	45	48,197
3.75%, 09/15/25 (Call 07/15/25)	95	104,616
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	95	104,078
VF Corp.
2.80%, 04/23/27 (Call 02/23/27)	115	123,186
2.95%, 04/23/30 (Call 01/23/30)	55	58,689

		1,607,439

Auto Manufacturers — 0.6%
American Honda Finance Corp.
0.55%, 07/12/24	200	199,410
0.88%, 07/07/23	310	312,678
1.95%, 05/10/23	328	336,692
2.00%, 03/24/28	75	77,152
2.30%, 09/09/26	150	158,091
2.35%, 01/08/27	180	189,659
2.40%, 06/27/24	106	111,124
2.60%, 11/16/22	30	30,833
2.90%, 02/16/24	142	149,914
3.45%, 07/14/23	215	227,163
3.50%, 02/15/28	162	181,294
3.55%, 01/12/24	280	299,306
3.63%, 10/10/23	20	21,328
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	15	14,527
3.65%, 10/01/23 (Call 07/01/23)	65	68,918
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	185	207,235
5.00%, 10/01/28 (Call 07/01/28)	277	323,816
5.40%, 10/02/23	79	86,462
6.13%, 10/01/25 (Call 09/01/25)	234	276,183

Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	$110	$110,032
2.40%, 04/10/28 (Call 02/10/28)	185	188,593
2.70%, 06/10/31 (Call 03/10/31)	425	431,192
2.75%, 06/20/25 (Call 05/20/25)	395	415,236
2.90%, 02/26/25 (Call 01/26/25)	413	436,372
3.25%, 01/05/23 (Call 12/05/22)	225	232,562
3.50%, 11/07/24 (Call 09/07/24)	325	348,091
3.60%, 06/21/30 (Call 03/21/30)	226	245,203
3.70%, 05/09/23 (Call 03/09/23)	485	506,990
3.85%, 01/05/28 (Call 10/05/27)	110	120,648
3.95%, 04/13/24 (Call 02/13/24)	277	297,099
4.00%, 01/15/25 (Call 10/15/24)	281	305,514
4.00%, 10/06/26 (Call 07/06/26)	345	381,549
4.15%, 06/19/23 (Call 05/19/23)	157	166,136
4.25%, 05/15/23	121	128,266
4.35%, 04/09/25 (Call 02/09/25)	195	214,995
4.35%, 01/17/27 (Call 10/17/26)	442	498,028
5.10%, 01/17/24 (Call 12/17/23)	449	491,642
5.20%, 03/20/23	500	534,105
5.25%, 03/01/26 (Call 12/01/25)	342	393,635
PACCAR Financial Corp.
0.35%, 02/02/24	60	59,809
1.90%, 02/07/23	105	107,382
2.00%, 09/26/22	105	106,999
3.40%, 08/09/23	62	65,654
Stellantis NV, 5.25%, 04/15/23	1,000	1,071,280
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	300	303,906
2.36%, 07/02/24	200	209,830
2.36%, 03/25/31 (Call 12/25/30)	300	316,677
2.76%, 07/02/29	65	70,439
3.42%, 07/20/23	245	259,433
Toyota Motor Credit Corp.
0.45%, 01/11/24	25	24,984
1.65%, 01/10/31	100	99,150
1.90%, 04/06/28	300	307,806
2.00%, 10/07/24	247	256,900
2.15%, 09/08/22	172	175,339
2.15%, 02/13/30	25	25,831
2.63%, 01/10/23	381	393,211
2.90%, 04/17/24	275	291,659
3.00%, 04/01/25	267	286,443
3.05%, 01/11/28	155	170,297
3.20%, 01/11/27	250	275,305
3.35%, 01/08/24	240	255,792
3.38%, 04/01/30	305	343,348
3.40%, 04/14/25	160	174,254
3.45%, 09/20/23	337	358,096

		15,727,497

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	299	322,436
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	175	196,954
4.35%, 03/15/29 (Call 12/15/28)	50	58,012
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	128	136,119
3.38%, 03/15/25 (Call 12/15/24)(a)	230	247,873

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	$55	$61,206
4.25%, 05/15/29 (Call 02/15/29)	205	232,550
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	93	100,322
4.15%, 10/01/25 (Call 07/01/25)	288	322,240

		1,677,712

Banks — 9.0%
Australia & New Zealand Banking Group Ltd./New York NY, 2.05%, 11/21/22	510	521,240
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	440	437,774
Banco Santander SA
1.85%, 03/25/26	200	203,180
2.71%, 06/27/24	400	422,644
2.75%, 05/28/25	210	221,397
2.75%, 12/03/30	275	276,342
2.96%, 03/25/31	205	212,716
3.13%, 02/23/23	200	207,598
3.31%, 06/27/29	200	219,220
3.49%, 05/28/30	200	217,496
3.85%, 04/12/23	400	421,140
4.25%, 04/11/27	200	226,486
4.38%, 04/12/28	250	286,778
5.18%, 11/19/25	410	468,404
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(b)	525	526,979
1.20%, 10/24/26 (Call 10/24/25)(b)	760	756,747
1.73%, 07/22/27 (Call 07/22/26)(b)	700	709,401
1.90%, 07/23/31 (Call 07/23/30)(b)	500	489,535
1.92%, 10/24/31 (Call 10/24/30)(b)	400	392,012
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)	25	25,731
2.09%, 06/14/29 (Call 06/14/28)(b)	500	507,595
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(b)	200	201,184
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(b)	358	374,980
2.50%, 10/21/22 (Call 10/21/21)	680	682,054
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(b)	535	550,007
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(b)	5	5,177
2.69%, 04/22/32 (Call 04/22/31)(b)	550	572,291
2.82%, 07/21/23 (Call 07/21/22), (3 mo. LIBOR US + 0.930%)(b)	25	25,535
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(b)	473	500,850
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(b)	827	853,770
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	270	287,510
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(b)	630	681,043
3.25%, 10/21/27 (Call 10/21/26)	541	590,215
3.30%, 01/11/23	358	372,853
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	350	375,966
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(b)	1,028	1,129,299
3.46%, 03/15/25 (Call 03/15/24)(b)	404	431,359
3.50%, 04/19/26	724	797,196
3.55%, 03/05/24 (Call 03/05/23)(b)	337	352,074

Security	Par (000)	Value

Banks (continued)
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	$413	$452,941
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(b)	635	702,012
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	505	559,686
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(b)	325	361,793
3.86%, 07/23/24 (Call 07/23/23)(b)	501	531,050
3.88%, 08/01/25	445	494,057
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(b)	466	525,145
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(b)	662	751,291
4.00%, 04/01/24	560	608,787
4.00%, 01/22/25	711	777,976
4.10%, 07/24/23	414	443,129
4.13%, 01/22/24	640	694,336
4.20%, 08/26/24	771	845,494
4.25%, 10/22/26	478	542,630
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(b)	540	620,266
4.45%, 03/03/26	477	538,023
Series L, 3.95%, 04/21/25	580	635,274
Series L, 4.18%, 11/25/27 (Call 11/25/26)	397	446,236
Series N, 1.66%, 03/11/27 (Call 03/11/26)(b)	600	606,636
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(b)	800	829,288
Bank of Montreal
0.45%, 12/08/23	450	450,346
2.35%, 09/11/22	595	608,096
2.50%, 06/28/24	233	245,246
2.55%, 11/06/22 (Call 10/06/22)	185	189,632
3.80%, 12/15/32 (Call 12/15/27)(b)	165	182,477
4.34%, 10/05/28 (Call 10/05/23)(b)	265	283,319
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	10	10,001
1.05%, 10/15/26 (Call 09/15/26)	100	99,498
1.60%, 04/24/25 (Call 03/24/25)	39	40,068
1.65%, 07/14/28 (Call 05/14/28)	330	333,679
1.65%, 01/28/31 (Call 10/28/30)	50	49,604
1.80%, 07/28/31 (Call 04/28/31)	100	99,266
1.85%, 01/27/23 (Call 01/02/23)	90	91,955
2.10%, 10/24/24	355	371,600
2.20%, 08/16/23 (Call 06/16/23)	10	10,342
2.45%, 08/17/26 (Call 05/17/26)	283	300,671
2.80%, 05/04/26 (Call 02/04/26)	262	282,295
2.95%, 01/29/23 (Call 12/29/22)	400	414,292
3.00%, 10/30/28 (Call 07/30/28)	55	60,413
3.25%, 09/11/24 (Call 08/11/24)	245	263,667
3.25%, 05/16/27 (Call 02/16/27)	245	270,041
3.30%, 08/23/29 (Call 05/23/29)	109	121,284
3.40%, 05/15/24 (Call 04/15/24)	200	214,708
3.40%, 01/29/28 (Call 10/29/27)	353	393,969
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(b)	66	73,000
3.45%, 08/11/23	234	248,239
3.50%, 04/28/23	155	163,243
3.85%, 04/28/28	35	40,402
3.95%, 11/18/25 (Call 10/18/25)	155	173,647

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	$404	$433,819
Series G, 3.00%, 02/24/25 (Call 01/24/25)	235	252,606
Bank of Nova Scotia (The)
2.20%, 02/03/25	20	20,890
2.38%, 01/18/23	127	130,663
2.45%, 09/19/22	238	243,586
2.70%, 08/03/26	560	598,830
4.50%, 12/16/25	554	627,843
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	140	159,305
Barclays PLC
3.65%, 03/16/25	210	227,638
3.93%, 05/07/25 (Call 05/07/24)(b)	375	404,032
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(b)	500	530,595
4.34%, 01/10/28 (Call 01/10/27)	300	337,827
4.38%, 09/11/24	315	343,848
4.38%, 01/12/26	700	787,521
4.84%, 05/09/28 (Call 05/07/27)	330	373,864
4.97%, 05/16/29 (Call 05/16/28)(b)	400	470,216
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(b)	315	367,665
5.20%, 05/12/26	770	885,839
BBVA USA, 3.88%, 04/10/25 (Call 03/10/25)	250	275,473
BNP Paribas SA
3.25%, 03/03/23	484	506,182
4.25%, 10/15/24	285	312,799
BPCE SA
3.38%, 12/02/26	250	275,110
4.00%, 04/15/24	265	288,736
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	425	424,571
0.95%, 06/23/23	70	70,647
2.25%, 01/28/25	111	115,948
2.61%, 07/22/23 (Call 07/22/22)(b)	25	25,494
3.10%, 04/02/24	95	100,896
3.50%, 09/13/23	584	621,043
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(b)	195	195,883
1.12%, 01/28/27 (Call 01/28/26)(b)	665	659,753
2.56%, 05/01/32 (Call 05/01/31)(b)	485	499,351
2.57%, 06/03/31 (Call 06/03/30)(b)	640	661,069
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(b)	415	431,463
2.70%, 10/27/22 (Call 09/27/22)	441	452,484
2.88%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 0.950%)(b)	25	25,545
2.98%, 11/05/30 (Call 11/05/29)(b)	290	308,795
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	773	826,553
3.20%, 10/21/26 (Call 07/21/26)	515	560,742
3.30%, 04/27/25	419	454,477
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	571	608,652
3.40%, 05/01/26	468	512,872
3.50%, 05/15/23	337	353,951
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(b)	520	571,496
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(b)	501	555,008
3.70%, 01/12/26	433	478,530
3.75%, 06/16/24	272	295,022
3.88%, 10/25/23	206	221,423

Security	Par (000)	Value

Banks (continued)
3.88%, 03/26/25	$280	$306,314
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(b)	595	663,008
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(b)	465	528,538
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(b)	346	392,357
4.13%, 07/25/28	230	260,139
4.30%, 11/20/26	327	370,808
4.40%, 06/10/25	606	674,690
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(b)	710	832,709
4.45%, 09/29/27	787	901,815
4.60%, 03/09/26	385	438,742
5.50%, 09/13/25	409	475,201
Citizens Bank N.A./Providence RI
3.70%, 03/29/23 (Call 02/28/23)	250	262,035
3.75%, 02/18/26 (Call 11/18/25)	250	277,053
Citizens Financial Group Inc., 2.50%, 02/06/30 (Call 11/06/29)	412	425,275
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	485	513,959
4.00%, 02/01/29 (Call 11/03/28)	150	173,466
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	315	348,768
3.95%, 11/09/22	360	374,915
4.63%, 12/01/23	440	478,628
Cooperatieve Rabobank U.A./New York, 2.75%, 01/10/23	350	361,781
Credit Suisse AG/New York NY
1.00%, 05/05/23	500	505,055
2.95%, 04/09/25	445	475,291
3.63%, 09/09/24	705	763,776
Credit Suisse Group AG
3.75%, 03/26/25	390	423,169
3.80%, 06/09/23	260	274,227
4.55%, 04/17/26	490	555,332
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	450	465,921
Deutsche Bank AG, 4.10%, 01/13/26	226	248,125
Deutsche Bank AG/London, 3.70%, 05/30/24	340	363,766
Deutsche Bank AG/New York NY
0.90%, 05/28/24	150	150,104
2.13%, 11/24/26 (Call 11/24/25)(b)	405	413,606
2.22%, 09/18/24 (Call 09/18/23)(b)	85	87,216
3.04%, 05/28/32 (Call 05/28/31)(b)	170	175,358
3.30%, 11/16/22	200	206,624
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(b)	235	253,621
3.70%, 05/30/24	250	267,595
3.95%, 02/27/23	200	209,552
3.96%, 11/26/25 (Call 11/26/24)(b)	500	542,795
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	460	483,874
3.35%, 02/06/23 (Call 01/06/23)	250	259,823
3.45%, 07/27/26 (Call 04/27/26)	250	272,845
4.68%, 08/09/28 (Call 08/09/23)(b)	350	371,679
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	70	74,235
3.65%, 01/25/24 (Call 12/25/23)	540	577,600
3.95%, 03/14/28 (Call 02/14/28)	465	535,787
4.30%, 01/16/24 (Call 12/16/23)	234	252,727

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	$260	$265,426
2.25%, 02/01/27 (Call 01/01/27)	250	262,550
3.95%, 07/28/25 (Call 06/28/25)	200	223,660
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25)(b)	70	71,555
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	25	27,469
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	55	55,017
1.09%, 12/09/26 (Call 12/09/25)(b)	40	39,707
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	515	516,128
1.99%, 01/27/32 (Call 01/27/31)(b)	705	691,267
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(b)	280	283,080
2.60%, 02/07/30 (Call 11/07/29)	454	473,227
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	420	432,974
3.20%, 02/23/23 (Call 01/23/23)	394	409,390
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	663	710,265
3.50%, 01/23/25 (Call 10/23/24)	693	746,666
3.50%, 04/01/25 (Call 03/01/25)	847	916,759
3.50%, 11/16/26 (Call 11/16/25)	680	740,445
3.63%, 01/22/23	531	555,314
3.63%, 02/20/24 (Call 01/20/24)	335	358,487
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(b)	455	505,514
3.75%, 05/22/25 (Call 02/22/25)	436	475,388
3.75%, 02/25/26 (Call 11/25/25)	197	217,732
3.80%, 03/15/30 (Call 12/15/29)	346	390,368
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(b)	522	584,849
3.85%, 07/08/24 (Call 04/08/24)	488	527,494
3.85%, 01/26/27 (Call 01/26/26)	623	688,870
4.00%, 03/03/24	784	848,876
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(b)	577	661,548
4.25%, 10/21/25	586	653,888
5.95%, 01/15/27	25	30,452
HSBC Holdings PLC
1.65%, 04/18/26 (Call 04/18/25)(b)	575	582,182
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(b)	200	201,730
2.80%, 05/24/32 (Call 05/24/31)(b)	200	206,492
3.60%, 05/25/23	700	738,339
3.80%, 03/11/25 (Call 03/11/24)(b)	610	653,774
3.90%, 05/25/26	600	666,816
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(b)	400	422,852
3.97%, 05/22/30 (Call 05/22/29)(b)	460	516,074
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(b)	445	496,260
4.25%, 03/14/24	480	517,618
4.25%, 08/18/25	450	497,493
4.29%, 09/12/26 (Call 09/12/25)(b)	450	499,779
4.30%, 03/08/26	750	845,085
4.38%, 11/23/26	325	365,774
4.58%, 06/19/29 (Call 06/19/28)(b)	630	727,826
4.95%, 03/31/30	890	1,075,903
HSBC USA Inc., 3.50%, 06/23/24	300	323,184
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(b)(c)	85	85,188
2.55%, 02/04/30 (Call 11/04/29)	228	239,899

Security	Par (000)	Value

Banks (continued)
2.63%, 08/06/24 (Call 07/06/24)	$234	$246,212
4.00%, 05/15/25 (Call 04/15/25)	195	215,869
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	250	279,058
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31)(b)	200	207,924
3.95%, 03/29/27	350	394,254
4.05%, 04/09/29	215	247,317
4.10%, 10/02/23	720	772,898
JPMorgan Chase & Co.
0.82%, 06/01/25 (Call 06/01/24)(b)	700	701,050
1.04%, 02/04/27 (Call 02/04/26)(b)	5	4,937
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(b)	5	4,956
2.07%, 06/01/29 (Call 06/01/28)(b)	1,000	1,013,740
2.08%, 04/22/26 (Call 04/22/25)(b)	905	934,747
2.18%, 06/01/28 (Call 06/01/27)(b)	260	268,536
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(b)	800	828,848
2.58%, 04/22/32 (Call 04/22/31)(b)	535	553,302
2.70%, 05/18/23 (Call 03/18/23)	658	682,478
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(b)	805	847,882
2.95%, 10/01/26 (Call 07/01/26)	683	736,274
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(b)	525	555,634
2.97%, 01/15/23 (Call 01/15/22)	321	324,216
3.20%, 01/25/23	651	677,795
3.20%, 06/15/26 (Call 03/15/26)	350	380,982
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	656	695,767
3.25%, 09/23/22	790	815,477
3.30%, 04/01/26 (Call 01/01/26)	543	592,858
3.38%, 05/01/23	483	506,170
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(b)	598	660,784
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(b)	525	578,592
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(b)	494	518,868
3.63%, 05/13/24	510	551,315
3.63%, 12/01/27 (Call 12/01/26)	451	496,010
3.70%, 05/06/30 (Call 05/06/29)(b)	765	856,372
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(b)	697	775,601
3.80%, 07/23/24 (Call 07/23/23)(b)	563	597,371
3.88%, 02/01/24	294	317,649
3.88%, 09/10/24	665	723,733
3.90%, 07/15/25 (Call 04/15/25)	575	633,897
3.96%, 01/29/27 (Call 01/29/26)(b)	533	593,160
4.01%, 04/23/29 (Call 04/23/28)(b)	557	631,950
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(b)	489	525,230
4.13%, 12/15/26	609	691,501
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(b)	317	364,458
4.25%, 10/01/27	580	665,724
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(b)	482	563,540
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(b)	535	634,558
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	250	255,315
3.40%, 05/20/26	250	273,623
3.90%, 04/13/29	250	282,665

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyCorp.
2.25%, 04/06/27	$365	$380,724
2.55%, 10/01/29	163	171,760
4.15%, 10/29/25	308	346,349
KfW
0.38%, 07/18/25	1,075	1,064,949
1.38%, 08/05/24	655	672,724
1.63%, 02/15/23	2,165	2,210,876
1.75%, 09/14/29	538	560,510
2.00%, 09/29/22	90	91,813
2.00%, 10/04/22	605	617,354
2.00%, 05/02/25	1,188	1,248,695
2.13%, 01/17/23	650	667,595
2.38%, 12/29/22	1,035	1,065,532
2.50%, 11/20/24	736	782,736
2.63%, 02/28/24	174	183,782
2.88%, 04/03/28	742	827,234
Korea Development Bank (The)
2.00%, 09/12/26	225	235,850
2.13%, 10/01/24	325	341,013
3.00%, 09/14/22	300	308,175
3.00%, 01/13/26	200	217,402
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	105	109,669
2.00%, 01/13/25	595	623,512
2.38%, 06/10/25	465	494,983
3.13%, 11/14/23	255	270,744
Series 40, 0.50%, 05/27/25	450	447,840
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(b)	200	208,474
2.91%, 11/07/23 (Call 11/07/22)(b)	450	462,474
3.57%, 11/07/28 (Call 11/07/27)(b)	280	307,370
3.75%, 01/11/27	250	277,133
3.87%, 07/09/25 (Call 07/09/24)(b)	290	313,383
4.05%, 08/16/23	225	240,244
4.38%, 03/22/28	420	483,189
4.45%, 05/08/25	200	223,886
4.50%, 11/04/24	315	347,769
4.55%, 08/16/28	200	233,432
4.58%, 12/10/25	260	293,012
4.65%, 03/24/26	440	498,529
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	200	211,678
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	250	267,208
Mitsubishi UFJ Financial Group Inc.
2.19%, 02/25/25	295	306,841
2.31%, 07/20/32 (Call 07/20/31)(b)	200	201,826
2.56%, 02/25/30	300	312,753
2.76%, 09/13/26	250	266,610
2.80%, 07/18/24	215	227,330
3.20%, 07/18/29	375	407,989
3.41%, 03/07/24	380	406,205
3.46%, 03/02/23	364	380,911
3.68%, 02/22/27	195	217,817
3.74%, 03/07/29	255	287,714
3.76%, 07/26/23	322	342,350
3.78%, 03/02/25	329	360,281
3.85%, 03/01/26	475	529,829
3.96%, 03/02/28	231	262,899
4.05%, 09/11/28	500	574,650

Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	$440	$445,183
2.20%, 07/10/31 (Call 07/10/30)(b)	300	300,687
2.23%, 05/25/26 (Call 05/25/25)(b)	250	258,903
2.26%, 07/09/32 (Call 07/09/31)(b)	200	199,932
2.56%, 09/13/25 (Call 09/13/24)(b)	200	209,656
2.60%, 09/11/22	500	511,840
2.72%, 07/16/23 (Call 07/16/22)(b)	25	25,514
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	240	253,123
2.84%, 09/13/26	203	218,438
3.17%, 09/11/27	285	309,846
3.55%, 03/05/23	250	261,958
3.66%, 02/28/27	245	272,371
3.92%, 09/11/24 (Call 09/11/23)(b)	200	213,138
4.02%, 03/05/28	300	343,431
4.25%, 09/11/29 (Call 09/11/28)(b)	300	345,831
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(b)	850	850,765
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(b)	410	410,619
0.99%, 12/10/26 (Call 12/10/25)(b)	350	345,831
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	5	5,049
1.79%, 02/13/32 (Call 02/13/31)(b)	410	396,991
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(b)	1,300	1,270,958
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	530	550,617
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(b)	200	200,574
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(b)	450	471,415
3.13%, 01/23/23	548	569,087
3.13%, 07/27/26	504	546,729
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(b)	531	589,675
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	485	543,350
3.63%, 01/20/27	568	631,741
3.70%, 10/23/24	306	333,210
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(b)	342	359,952
3.75%, 02/25/23	304	319,133
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(b)	366	409,550
3.88%, 01/27/26	489	544,976
3.95%, 04/23/27	449	504,272
4.00%, 07/23/25	660	731,914
4.10%, 05/22/23	386	409,191
4.35%, 09/08/26	568	645,168
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(b)	564	659,468
4.88%, 11/01/22	365	383,735
5.00%, 11/24/25	370	425,929
Series F, 3.88%, 04/29/24	541	585,833
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	465	496,267
National Australia Bank Ltd./New York
2.50%, 07/12/26	275	293,771
3.38%, 01/14/26	250	275,680
3.63%, 06/20/23	250	264,930
National Bank of Canada, 2.10%, 02/01/23	250	256,030
Natwest Group PLC
3.07%, 05/22/28 (Call 05/22/27)(b)	260	277,295
3.75%, 11/01/29 (Call 11/01/24)(b)	305	324,188
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	735	796,167

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(b)	$235	$271,825
4.52%, 06/25/24 (Call 06/25/23)(b)	565	603,217
4.80%, 04/05/26	270	309,193
4.89%, 05/18/29 (Call 05/18/28)(b)	400	470,360
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(b)	405	484,967
6.00%, 12/19/23	430	479,059
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	165	182,711
3.65%, 08/03/28 (Call 05/03/28)	16	18,245
3.95%, 10/30/25	283	319,000
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	925	953,573
2.88%, 03/13/23	225	234,133
PNC Bank N.A.
3.25%, 06/01/25 (Call 05/02/25)	475	516,002
3.25%, 01/22/28 (Call 12/23/27)	255	282,484
4.05%, 07/26/28	250	289,502
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	800	806,056
2.31%, 04/23/32 (Call 04/23/31)(b)	300	309,018
2.55%, 01/22/30 (Call 10/24/29)	448	470,848
3.15%, 05/19/27 (Call 04/19/27)	303	333,321
3.45%, 04/23/29 (Call 01/23/29)	359	400,910
3.50%, 01/23/24 (Call 12/23/23)	414	442,508
3.90%, 04/29/24 (Call 03/29/24)	444	480,173
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	100	99,938
Royal Bank of Canada
0.43%, 01/19/24	185	184,669
0.88%, 01/20/26	19	18,853
1.60%, 04/17/23	54	55,140
1.95%, 01/17/23	494	505,392
2.25%, 11/01/24	92	96,487
2.55%, 07/16/24	25	26,363
3.70%, 10/05/23	649	693,229
4.65%, 01/27/26	280	320,729
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	508	544,530
3.40%, 01/18/23 (Call 12/18/22)	243	251,877
3.45%, 06/02/25 (Call 05/02/25)	30	32,202
3.50%, 06/07/24 (Call 05/07/24)	220	234,777
4.40%, 07/13/27 (Call 04/14/27)	334	376,839
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(b)	350	351,459
3.37%, 01/05/24 (Call 01/05/23)(b)	225	233,156
3.82%, 11/03/28 (Call 11/03/27)(b)	200	220,666
Santander UK Group Holdings PLC., 1.67%, 06/14/27 (Call 06/14/26)(b)	250	250,570
Santander UK PLC, 4.00%, 03/13/24	445	482,869
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(b)	50	52,548
2.40%, 01/24/30	286	301,129
2.65%, 05/19/26	375	402,604
3.10%, 05/15/23	230	240,789
3.15%, 03/30/31 (Call 03/30/30)(b)	250	276,675
3.30%, 12/16/24	261	283,587
3.55%, 08/18/25	340	375,751
3.70%, 11/20/23	314	337,851

Security	Par (000)	Value

Banks (continued)
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(b)	$168	$180,516
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(b)	10	11,743
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	250	274,968
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	400	388,764
2.14%, 09/23/30	55	53,915
2.35%, 01/15/25	200	208,902
2.45%, 09/27/24	615	645,467
2.63%, 07/14/26	58	61,780
2.70%, 07/16/24	600	632,250
2.72%, 09/27/29	240	252,835
2.75%, 01/15/30	320	338,845
2.78%, 10/18/22	345	354,726
3.01%, 10/19/26	305	329,970
3.04%, 07/16/29	340	365,429
3.10%, 01/17/23	365	378,899
3.20%, 09/17/29	200	213,944
3.35%, 10/18/27	195	215,083
3.36%, 07/12/27	260	286,374
3.45%, 01/11/27	217	239,620
3.54%, 01/17/28	135	150,192
3.75%, 07/19/23	215	228,444
3.78%, 03/09/26	475	529,696
3.94%, 10/16/23	250	268,263
3.94%, 07/19/28	20	22,841
4.31%, 10/16/28	205	239,557
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	125	121,055
3.13%, 06/05/30 (Call 03/05/30)	155	167,863
3.50%, 01/29/25	220	237,637
Svenska Handelsbanken AB, 3.90%, 11/20/23	260	280,597
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	230	235,536
Toronto-Dominion Bank (The)
0.45%, 09/11/23	70	70,092
0.55%, 03/04/24	500	500,200
0.75%, 01/06/26	900	891,405
1.15%, 06/12/25	35	35,314
1.90%, 12/01/22	176	179,692
2.65%, 06/12/24	142	150,101
3.25%, 03/11/24	242	258,473
3.50%, 07/19/23	239	253,405
3.63%, 09/15/31 (Call 09/15/26)(b)	225	249,428
Toronto-Dominion Bank. (The), 1.20%, 06/03/26	600	603,768
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	535	547,460
2.25%, 03/11/30 (Call 12/11/29)	280	286,902
2.45%, 08/01/22 (Call 07/01/22)	321	327,163
2.64%, 09/17/29 (Call 09/17/24)(b)	310	324,285
2.75%, 05/01/23 (Call 04/01/23)	200	207,906
3.00%, 02/02/23 (Call 01/02/23)	180	186,548
3.20%, 04/01/24 (Call 03/01/24)	151	161,079
3.30%, 05/15/26 (Call 04/15/26)	260	285,860
3.69%, 08/02/24 (Call 08/02/23)(b)	145	154,103
4.05%, 11/03/25 (Call 09/03/25)	50	56,087
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	689	680,139
1.27%, 03/02/27 (Call 03/02/26)(b)	10	10,029
1.89%, 06/07/29 (Call 06/07/28)(b)	500	506,430

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.85%, 10/26/24 (Call 09/26/24)	$328	$350,225
3.70%, 06/05/25 (Call 05/05/25)	100	110,303
3.75%, 12/06/23 (Call 11/06/23)	405	434,205
3.88%, 03/19/29 (Call 02/16/29)	110	125,608
4.00%, 05/01/25 (Call 03/01/25)	484	536,640
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	65	62,975
1.45%, 05/12/25 (Call 04/11/25)	25	25,579
2.40%, 07/30/24 (Call 06/28/24)	170	178,843
3.00%, 07/30/29 (Call 04/30/29)	5	5,447
3.10%, 04/27/26 (Call 03/27/26)	298	324,647
3.38%, 02/05/24 (Call 01/05/24)	169	180,372
3.60%, 09/11/24 (Call 08/11/24)	402	436,837
3.70%, 01/30/24 (Call 12/29/23)	252	270,782
3.90%, 04/26/28 (Call 03/24/28)	207	238,789
3.95%, 11/17/25 (Call 10/17/25)	294	330,050
Series V, 2.38%, 07/22/26 (Call 06/22/26)	570	606,320
Series X, 3.15%, 04/27/27 (Call 03/27/27)	568	625,771
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	250	266,918
2.85%, 01/23/23 (Call 12/23/22)	350	361,991
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	70	78,161
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(b)	447	457,004
2.16%, 02/11/26 (Call 02/11/25)(b)	841	872,697
2.39%, 06/02/28 (Call 06/02/27)(b)	647	674,336
2.41%, 10/30/25 (Call 10/30/24)(b)	599	625,781
2.57%, 02/11/31 (Call 02/11/30)(b)	715	743,300
2.88%, 10/30/30 (Call 10/30/29)(b)	525	558,316
3.00%, 02/19/25	630	671,303
3.00%, 04/22/26	639	692,114
3.00%, 10/23/26	761	822,869
3.20%, 06/17/27 (Call 06/17/26)(b)	590	638,569
3.30%, 09/09/24	520	559,936
3.55%, 09/29/25	583	639,534
3.58%, 05/22/28 (Call 05/22/27)(b)	689	764,239
3.75%, 01/24/24 (Call 12/22/23)	681	730,366
4.10%, 06/03/26	571	641,062
4.13%, 08/15/23	100	106,949
4.15%, 01/24/29 (Call 10/24/28)	397	457,062
4.30%, 07/22/27	584	669,830
4.48%, 01/16/24	350	380,954
4.48%, 04/04/31 (Call 04/04/30)(b)	325	385,876
Series M, 3.45%, 02/13/23	556	580,503
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)	325	344,588
Westpac Banking Corp.
1.15%, 06/03/26	300	301,932
2.00%, 01/13/23	120	122,857
2.15%, 06/03/31	500	511,890
2.35%, 02/19/25	12	12,644
2.65%, 01/16/30	365	394,131
2.67%, 11/15/35 (Call 11/15/30)(b)	50	49,617
2.70%, 08/19/26	240	259,507
2.75%, 01/11/23	294	304,075
2.85%, 05/13/26	465	504,032
2.89%, 02/04/30 (Call 02/04/25)(b)	691	719,324
3.30%, 02/26/24	225	240,741
3.35%, 03/08/27	448	497,567
3.40%, 01/25/28	182	204,077
3.65%, 05/15/23	285	301,339

Security	Par (000)	Value

Banks (continued)
4.11%, 07/24/34 (Call 07/24/29)(b)	$200	$221,014

		218,656,297

Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	748	826,346
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	345	380,459
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	50	55,681
4.00%, 04/13/28 (Call 01/13/28)	230	261,963
4.75%, 01/23/29 (Call 10/23/28)	903	1,074,967
4.90%, 01/23/31 (Call 10/23/30)	55	67,734
Coca-Cola Co. (The)
1.00%, 03/15/28	90	87,845
1.75%, 09/06/24	235	244,550
2.00%, 03/05/31	230	234,372
2.13%, 09/06/29	280	290,970
2.90%, 05/25/27	180	197,271
3.38%, 03/25/27	323	361,172
3.45%, 03/25/30	433	492,182
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	155	171,385
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	165	165,170
3.20%, 02/15/23 (Call 01/15/23)	290	300,997
3.60%, 02/15/28 (Call 11/15/27)	200	221,862
3.70%, 12/06/26 (Call 09/06/26)	469	520,895
4.25%, 05/01/23	190	201,379
4.40%, 11/15/25 (Call 09/15/25)	155	174,773
4.75%, 11/15/24	125	139,860
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	230	237,466
3.50%, 09/18/23 (Call 08/18/23)	200	212,278
3.88%, 05/18/28 (Call 02/18/28)	200	228,980
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	500	507,060
2.55%, 09/15/26 (Call 06/15/26)	135	143,419
3.13%, 12/15/23 (Call 10/15/23)	149	157,265
3.20%, 05/01/30 (Call 02/01/30)	75	81,732
3.43%, 06/15/27 (Call 03/15/27)	25	27,679
4.06%, 05/25/23 (Call 04/25/23)	190	201,514
4.42%, 05/25/25 (Call 03/25/25)	250	279,768
4.60%, 05/25/28 (Call 02/25/28)	335	393,112
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	450	483,624
PepsiCo Inc.
0.40%, 10/07/23	155	155,512
1.40%, 02/25/31 (Call 11/25/30)	405	396,985
1.63%, 05/01/30 (Call 02/01/30)	259	258,057
2.25%, 03/19/25 (Call 02/19/25)	368	386,757
2.38%, 10/06/26 (Call 07/06/26)	343	367,140
2.63%, 03/19/27 (Call 01/19/27)	210	226,109
2.63%, 07/29/29 (Call 04/29/29)	265	285,159
2.75%, 04/30/25 (Call 01/30/25)	250	266,940
2.75%, 03/19/30 (Call 12/19/29)	310	336,043
2.85%, 02/24/26 (Call 11/24/25)	190	205,371
3.00%, 10/15/27 (Call 07/15/27)	123	135,703
3.50%, 07/17/25 (Call 04/17/25)	205	224,768

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.60%, 03/01/24 (Call 12/01/23)	$222	$237,753

		12,908,027

Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	300	299,085
2.00%, 01/15/32 (Call 10/15/31)	300	295,440
2.25%, 08/19/23 (Call 06/19/23)	71	73,369
2.45%, 02/21/30 (Call 11/21/29)	340	351,761
2.60%, 08/19/26 (Call 05/19/26)	385	409,601
3.13%, 05/01/25 (Call 02/01/25)	373	399,729
3.20%, 11/02/27 (Call 08/02/27)	27	29,612
3.63%, 05/22/24 (Call 02/22/24)	259	277,985
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	450	496,017
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	435	439,659
3.63%, 09/15/22	86	88,904
4.05%, 09/15/25 (Call 06/15/25)	260	288,972
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/30/21)	285	285,071
1.20%, 10/01/27 (Call 08/01/27)	205	201,986
1.65%, 10/01/30 (Call 07/01/30)	340	331,629
2.50%, 09/01/23 (Call 07/01/23)	43	44,654
2.95%, 03/01/27 (Call 12/01/26)	422	455,768
3.25%, 09/01/22 (Call 07/01/22)	182	186,550
3.50%, 02/01/25 (Call 11/01/24)	385	416,666
3.65%, 03/01/26 (Call 12/01/25)	423	466,383
3.70%, 04/01/24 (Call 01/01/24)	389	416,825
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	305	312,610
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	468	450,380
Royalty Pharma PLC
0.75%, 09/02/23	275	276,210
1.20%, 09/02/25 (Call 08/02/25)	65	64,852
1.75%, 09/02/27 (Call 07/02/27)	35	35,103
2.15%, 09/02/31 (Call 06/02/31)	35	34,178

		7,428,999

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	405	421,637
2.49%, 02/15/27 (Call 12/15/26)	226	238,037
2.72%, 02/15/30 (Call 11/15/29)	405	425,262
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	65	65,569
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	135	146,787
4.00%, 09/21/23 (Call 08/21/23)	98	104,613
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	74	79,406
3.90%, 02/14/26 (Call 11/14/25)	101	111,976
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	140	137,600
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	135	141,228
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	85	87,060
3.50%, 12/15/27 (Call 09/15/27)	369	409,715
Masco Corp.
2.00%, 02/15/31 (Call 11/15/30)	325	321,393
3.50%, 11/15/27 (Call 08/15/27)	20	22,016
Owens Corning
3.95%, 08/15/29 (Call 05/15/29)	50	56,778

Security	Par (000)	Value

Building Materials (continued)
4.20%, 12/01/24 (Call 09/01/24)	$275	$300,550
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)	70	79,147

		3,148,774

Chemicals — 0.5%
Air Products and Chemicals Inc.
1.85%, 05/15/27 (Call 03/15/27)	305	316,111
2.05%, 05/15/30 (Call 02/15/30)	272	279,700
3.35%, 07/31/24 (Call 04/30/24)	272	291,826
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	90	98,198
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	143	156,974
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	215	229,650
Dow Chemical Co. (The)
4.55%, 11/30/25 (Call 09/30/25)	22	25,006
4.80%, 11/30/28 (Call 08/30/28)	308	369,847
7.38%, 11/01/29	299	416,749
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	651	701,010
4.49%, 11/15/25 (Call 09/15/25)	206	232,591
4.73%, 11/15/28 (Call 08/15/28)	420	500,657
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	502	547,270
4.50%, 12/01/28 (Call 09/01/28)	90	105,295
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	513	490,787
2.70%, 11/01/26 (Call 08/01/26)	155	166,586
3.25%, 01/14/23 (Call 09/08/21)	132	136,613
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	135	138,522
2.30%, 07/15/30 (Call 04/15/30)	289	298,612
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	120	129,385
3.45%, 10/01/29 (Call 07/01/29)	163	177,963
4.10%, 02/01/24 (Call 11/01/23)	90	96,180
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	102	105,706
4.50%, 05/01/29 (Call 02/01/29)	185	212,123
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	25	29,206
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	309	292,836
2.70%, 02/21/23 (Call 11/21/22)	145	149,366
LYB International Finance BV, 4.00%, 07/15/23	116	123,439
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	262	288,161
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	155	155,180
2.25%, 10/01/30 (Call 07/01/30)	340	345,416
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	50	51,543
4.05%, 11/15/27 (Call 08/15/27)	85	96,129
4.25%, 11/15/23 (Call 08/15/23)	255	272,870
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	132	141,051
3.00%, 04/01/25 (Call 01/01/25)	200	213,060
3.50%, 06/01/23 (Call 03/01/23)	155	161,836
3.63%, 03/15/24 (Call 12/15/23)	185	197,316
4.00%, 12/15/26 (Call 09/15/26)	210	236,168
4.20%, 04/01/29 (Call 01/01/29)	140	161,599

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	$225	$225,099
2.55%, 06/15/30 (Call 03/15/30)	57	59,608
3.20%, 03/15/23 (Call 02/15/23)	135	140,373
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)	64	70,459
4.55%, 03/01/29 (Call 12/01/28)	162	187,617
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	135	138,166
2.95%, 08/15/29 (Call 05/15/29)	60	64,499
3.13%, 06/01/24 (Call 04/01/24)	175	186,076
3.45%, 06/01/27 (Call 03/01/27)	340	375,969
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	344	379,583

		10,965,986

Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	195	187,368
1.70%, 05/15/28 (Call 03/15/28)	120	122,087
3.38%, 09/15/25 (Call 06/15/25)	334	365,954
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	90	91,759
3.88%, 08/15/30 (Call 05/15/30)	15	16,393
5.25%, 10/01/25 (Call 07/01/25)	120	137,125
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	340	381,558
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	300	302,085
2.60%, 12/15/25 (Call 11/15/25)	29	30,680
3.30%, 12/15/22 (Call 09/15/22)	420	432,398
3.95%, 06/15/23 (Call 05/15/23)	265	280,280
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	64	67,278
2.90%, 05/15/30 (Call 02/15/30)	340	357,347
3.20%, 08/15/29 (Call 05/15/29)	227	243,669
3.75%, 06/01/23 (Call 03/01/23)	22	23,040
4.00%, 06/01/23 (Call 05/01/23)	236	249,336
4.45%, 06/01/28 (Call 03/01/28)	60	69,245
4.80%, 04/01/26 (Call 01/01/26)	68	77,791
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(c)	120	120,076
2.65%, 07/15/31 (Call 04/15/31)(c)	50	50,734
J Paul Getty Trust (The), Series 2021, 0.39%, 01/01/24 (Call 10/01/23)	70	69,776
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	120	119,107
2.63%, 01/15/23 (Call 12/15/22)	565	581,424
3.25%, 01/15/28 (Call 10/15/27)	107	117,344
4.25%, 02/01/29 (Call 11/01/28)	55	63,891
4.88%, 02/15/24 (Call 11/15/23)	256	279,967
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	374	385,123
2.20%, 09/26/22	225	229,660
2.30%, 06/01/30 (Call 03/01/30)	235	244,379
2.65%, 10/01/26 (Call 08/01/26)	135	145,082
2.85%, 10/01/29 (Call 07/01/29)	385	415,326
RELX Capital Inc.
3.50%, 03/16/23 (Call 02/16/23)	297	310,136
4.00%, 03/18/29 (Call 12/18/28)	245	276,789
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	130	123,839

Security	Par (000)	Value

Commercial Services (continued)
2.50%, 12/01/29 (Call 09/01/29)	$124	$131,330
2.95%, 01/22/27 (Call 10/22/26)	259	280,414
4.00%, 06/15/25 (Call 03/15/25)	75	83,162
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	315	347,779
4.13%, 03/15/29 (Call 12/15/28)	65	74,452
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	90	89,348

		7,974,531

Computers — 0.9%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	20	20,248
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,260	1,248,988
0.70%, 02/08/26 (Call 01/08/26)	250	248,500
0.75%, 05/11/23	252	254,162
1.13%, 05/11/25 (Call 04/11/25)	365	369,303
1.25%, 08/20/30 (Call 05/20/30)	365	351,864
1.40%, 08/05/28 (Call 06/05/28)	100	99,729
1.65%, 05/11/30 (Call 02/11/30)	300	298,797
1.65%, 02/08/31 (Call 11/08/30)	255	252,412
1.70%, 09/11/22	55	55,849
1.70%, 08/05/31 (Call 05/05/31)	100	99,146
2.05%, 09/11/26 (Call 07/11/26)	100	104,880
2.10%, 09/12/22 (Call 08/12/22)	71	72,272
2.20%, 09/11/29 (Call 06/11/29)	239	249,430
2.40%, 01/13/23 (Call 12/13/22)	280	287,750
2.40%, 05/03/23	722	747,783
2.45%, 08/04/26 (Call 05/04/26)	378	403,224
2.50%, 02/09/25	575	608,068
2.75%, 01/13/25 (Call 11/13/24)	396	421,399
2.85%, 02/23/23 (Call 12/23/22)	769	795,277
2.85%, 05/11/24 (Call 03/11/24)	248	262,838
2.90%, 09/12/27 (Call 06/12/27)	301	328,569
3.00%, 02/09/24 (Call 12/09/23)	351	371,218
3.00%, 11/13/27 (Call 08/13/27)	390	428,524
3.20%, 05/13/25	140	151,987
3.20%, 05/11/27 (Call 02/11/27)	770	852,467
3.25%, 02/23/26 (Call 11/23/25)	654	716,666
3.35%, 02/09/27 (Call 11/09/26)	512	568,832
3.45%, 05/06/24	493	531,755
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	228	247,496
4.90%, 10/01/26 (Call 08/01/26)	427	494,205
5.30%, 10/01/29 (Call 07/01/29)	347	422,306
6.02%, 06/15/26 (Call 03/15/26)	918	1,098,580
6.20%, 07/15/30 (Call 04/15/30)	210	270,715
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	235	257,950
4.25%, 04/15/24 (Call 02/15/24)	350	377,849
4.75%, 04/15/27 (Call 01/15/27)	80	91,677
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	270	268,302
2.20%, 03/15/31 (Call 12/15/30)	110	110,893
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	25	25,424
1.75%, 04/01/26 (Call 03/01/26)	35	35,704
2.25%, 04/01/23 (Call 03/01/23)	25	25,649
4.40%, 10/15/22 (Call 08/15/22)	423	438,702
4.45%, 10/02/23 (Call 09/02/23)	390	419,656
4.65%, 10/01/24 (Call 09/01/24)	25	27,726

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.90%, 10/15/25 (Call 07/15/25)	$466	$531,049
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(c)	305	304,735
2.20%, 06/17/25 (Call 05/17/25)	120	124,506
2.65%, 06/17/31 (Call 03/17/31)(c)	315	315,854
3.40%, 06/17/30 (Call 03/17/30)	260	278,330
4.05%, 09/15/22	34	35,262
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	235	239,597
1.95%, 05/15/30 (Call 02/15/30)	155	155,592
3.00%, 05/15/24	608	646,954
3.30%, 05/15/26	735	809,220
3.38%, 08/01/23	220	232,441
3.45%, 02/19/26	300	331,005
3.50%, 05/15/29	500	559,965
3.63%, 02/12/24	328	352,301
7.00%, 10/30/25	116	144,295
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	200	197,712
4.38%, 05/15/30 (Call 02/15/30)	75	86,089
NetApp Inc.
2.38%, 06/22/27 (Call 04/22/27)	385	404,011
3.30%, 09/29/24 (Call 07/29/24)	259	276,664

		21,840,353

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
2.10%, 05/01/23	22	22,653
2.25%, 11/15/22	255	261,179
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	250	253,100
2.00%, 12/01/24 (Call 11/01/24)	190	198,681
2.38%, 12/01/29 (Call 09/01/29)	100	105,185
3.15%, 03/15/27 (Call 12/15/26)	210	231,603
Procter & Gamble Co. (The)
0.55%, 10/29/25	325	322,650
1.00%, 04/23/26	60	60,375
1.20%, 10/29/30	350	337,298
1.95%, 04/23/31	100	102,693
2.15%, 08/11/22	30	30,559
2.45%, 11/03/26	280	299,941
2.70%, 02/02/26	262	282,758
2.80%, 03/25/27	10	10,876
2.85%, 08/11/27	261	285,722
3.00%, 03/25/30	449	498,489
3.10%, 08/15/23	28	29,543
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	380	369,554
1.75%, 08/12/31 (Call 05/12/31)	100	99,384
2.00%, 07/28/26	275	287,752
2.60%, 05/05/24 (Call 03/05/24)	210	220,926
2.90%, 05/05/27 (Call 02/05/27)	250	271,820
3.25%, 03/07/24 (Call 02/07/24)	240	255,953

		4,838,694

Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	25	25,836

Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	545	568,239
3.88%, 01/23/28 (Call 10/23/27)	320	342,970

Security	Par (000)	Value

Diversified Financial Services (continued)
4.13%, 07/03/23 (Call 06/03/23)	$330	$348,295
4.45%, 10/01/25 (Call 08/01/25)	160	175,453
4.63%, 10/15/27 (Call 08/15/27)	50	55,753
6.50%, 07/15/25 (Call 06/15/25)	400	467,248
Affiliated Managers Group Inc.
3.50%, 08/01/25	125	136,160
4.25%, 02/15/24	140	152,001
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)	100	98,222
2.25%, 01/15/23	130	133,051
2.30%, 02/01/25 (Call 01/01/25)	115	118,818
2.75%, 01/15/23 (Call 12/15/22)	255	262,283
3.00%, 09/15/23 (Call 07/15/23)	198	206,405
3.00%, 02/01/30 (Call 11/01/29)	125	127,900
3.25%, 03/01/25 (Call 01/01/25)	165	175,260
3.25%, 10/01/29 (Call 07/01/29)	205	214,643
3.63%, 04/01/27 (Call 01/01/27)	160	172,870
3.63%, 12/01/27 (Call 09/01/27)	430	464,912
3.88%, 07/03/23 (Call 06/03/23)	235	248,172
4.25%, 09/15/24 (Call 06/15/24)	226	245,944
4.63%, 10/01/28 (Call 07/01/28)	100	113,612
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	60	63,955
4.25%, 06/15/26 (Call 04/15/26)	200	219,936
4.40%, 09/25/23 (Call 08/25/23)	184	196,284
5.00%, 04/01/23	100	106,435
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	105	106,596
3.05%, 06/05/23 (Call 05/05/23)	25	25,990
3.88%, 05/21/24 (Call 04/21/24)	455	490,586
4.63%, 03/30/25	105	117,247
5.80%, 05/01/25 (Call 04/01/25)	89	102,985
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	324	330,124
2.50%, 07/30/24 (Call 06/30/24)	521	548,597
2.65%, 12/02/22	415	427,483
3.00%, 10/30/24 (Call 09/29/24)	317	339,548
3.13%, 05/20/26 (Call 04/20/26)	275	300,176
3.40%, 02/27/23 (Call 01/27/23)	453	472,366
3.40%, 02/22/24 (Call 01/22/24)	119	126,922
3.63%, 12/05/24 (Call 11/04/24)	230	250,714
3.70%, 08/03/23 (Call 07/03/23)	2	2,121
4.20%, 11/06/25 (Call 10/06/25)	398	451,615
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	215	238,244
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	267	287,791
4.00%, 10/15/23	290	311,733
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	39	41,475
5.38%, 07/24/23	185	199,265
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	100	100,066
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	300	311,976
3.90%, 01/25/28 (Call 10/25/27)	135	151,855
4.00%, 04/01/24 (Call 02/01/24)	58	62,569
4.25%, 06/02/26 (Call 03/02/26)	100	112,796
4.35%, 04/15/30 (Call 01/15/30)	59	68,893
4.85%, 03/29/29 (Call 12/29/28)	255	304,422

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31)(b)	$100	$99,312
2.60%, 05/11/23 (Call 04/11/23)	425	440,058
3.20%, 01/30/23 (Call 12/30/22)	295	306,060
3.20%, 02/05/25 (Call 01/05/25)	295	317,234
3.30%, 10/30/24 (Call 09/30/24)	265	284,872
3.50%, 06/15/23	360	379,285
3.65%, 05/11/27 (Call 04/11/27)	281	313,498
3.75%, 04/24/24 (Call 03/24/24)	215	231,381
3.75%, 07/28/26 (Call 06/28/26)	299	330,571
3.75%, 03/09/27 (Call 02/09/27)	325	363,538
3.80%, 01/31/28 (Call 12/31/27)	260	292,001
3.90%, 01/29/24 (Call 12/29/23)	165	177,172
4.20%, 10/29/25 (Call 09/29/25)	220	245,298
4.25%, 04/30/25 (Call 03/31/25)	200	222,886
Cboe Global Markets Inc., 1.63%, 12/15/30 (Call 09/15/30)	545	530,149
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	205	204,278
1.15%, 05/13/26 (Call 04/13/26)	300	301,950
1.65%, 03/11/31 (Call 12/11/30)	200	195,700
1.95%, 12/01/31 (Call 09/01/31)	100	100,068
2.00%, 03/20/28 (Call 01/20/28)	110	113,413
2.30%, 05/13/31 (Call 02/13/31)	200	206,546
2.65%, 01/25/23 (Call 12/25/22)	306	315,486
3.00%, 03/10/25 (Call 12/10/24)	120	128,581
3.20%, 03/02/27 (Call 12/02/26)	199	218,516
3.20%, 01/25/28 (Call 10/25/27)	210	231,491
3.55%, 02/01/24 (Call 01/01/24)	115	123,381
3.85%, 05/21/25 (Call 03/21/25)	150	165,566
4.63%, 03/22/30 (Call 12/22/29)	250	305,182
CME Group Inc.
3.00%, 09/15/22	434	446,230
3.00%, 03/15/25 (Call 12/15/24)	275	294,643
3.75%, 06/15/28 (Call 03/15/28)	103	117,903
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	20	21,722
3.85%, 11/21/22	334	347,861
4.10%, 02/09/27 (Call 11/09/26)	44	49,503
4.50%, 01/30/26 (Call 11/30/25)	48	54,219
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	125	136,740
Franklin Resources Inc.
2.80%, 09/15/22	185	189,795
2.85%, 03/30/25	160	171,061
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)	250	270,897
4.40%, 05/15/30 (Call 02/15/30)	690	809,142
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	575	628,607
Intercontinental Exchange Inc.
2.10%, 06/15/30 (Call 03/15/30)	400	401,464
3.10%, 09/15/27 (Call 06/15/27)	170	185,676
3.45%, 09/21/23 (Call 08/21/23)	240	254,155
3.75%, 12/01/25 (Call 09/01/25)	562	620,858
3.75%, 09/21/28 (Call 06/21/28)	30	33,856
4.00%, 10/15/23	278	298,085
International Lease Finance Corp., 5.88%, 08/15/22	104	109,320
Invesco Finance PLC
3.13%, 11/30/22	155	160,267
3.75%, 01/15/26	65	71,883

Security	Par (000)	Value

Diversified Financial Services (continued)
4.00%, 01/30/24	$165	$177,913
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	130	146,543
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	170	181,638
Jefferies Group LLC
5.13%, 01/20/23	248	263,297
6.45%, 06/08/27	25	31,309
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	180	204,037
4.85%, 01/15/27	465	541,781
Lazard Group LLC
3.75%, 02/13/25	160	173,883
4.38%, 03/11/29 (Call 12/11/28)	160	183,656
4.50%, 09/19/28 (Call 06/19/28)	180	209,061
Legg Mason Inc., 4.75%, 03/15/26	88	101,869
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	245	250,505
2.00%, 03/03/25 (Call 02/03/25)	37	38,647
2.95%, 11/21/26 (Call 08/21/26)	328	358,324
2.95%, 06/01/29 (Call 03/01/29)	245	268,567
3.30%, 03/26/27 (Call 01/26/27)	150	166,536
3.35%, 03/26/30 (Call 12/26/29)	322	363,693
3.38%, 04/01/24	278	298,502
3.50%, 02/26/28 (Call 11/26/27)	110	123,732
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	390	371,592
3.85%, 06/30/26 (Call 03/30/26)	165	184,516
Nomura Holdings Inc.
1.65%, 07/14/26	225	225,306
1.85%, 07/16/25	212	216,433
2.17%, 07/14/28	200	200,244
2.65%, 01/16/25	425	445,281
3.10%, 01/16/30	230	242,726
ORIX Corp.
3.25%, 12/04/24	275	295,960
3.70%, 07/18/27	50	56,024
4.05%, 01/16/24	255	274,643
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	95	114,188
Stifel Financial Corp., 4.25%, 07/18/24	223	244,149
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	104	113,999
3.95%, 12/01/27 (Call 09/01/27)	335	373,907
4.25%, 08/15/24 (Call 05/15/24)	435	472,314
4.38%, 03/19/24 (Call 02/19/24)	233	252,323
4.50%, 07/23/25 (Call 04/23/25)	310	345,045
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	35	34,407
1.10%, 02/15/31 (Call 11/15/30)	250	237,845
1.90%, 04/15/27 (Call 02/15/27)	75	77,978
2.05%, 04/15/30 (Call 01/15/30)	64	66,015
2.15%, 09/15/22 (Call 08/15/22)	56	57,025
2.75%, 09/15/27 (Call 06/15/27)	216	234,878
2.80%, 12/14/22 (Call 10/14/22)	525	540,235
3.15%, 12/14/25 (Call 09/14/25)	669	730,916
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	305	303,008
2.75%, 03/15/31 (Call 12/15/30)	325	328,672

		35,639,458

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric — 1.7%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	$27	$26,790
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	260	251,781
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	38	39,823
3.65%, 02/15/26 (Call 11/15/25)	140	153,371
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	150	152,715
3.25%, 03/01/25 (Call 12/01/24)	46	49,521
3.80%, 05/15/28 (Call 02/15/28)	15	16,997
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	293	295,614
Series J, 4.30%, 12/01/28 (Call 09/01/28)	249	287,431
Series M, 0.75%, 11/01/23 (Call 11/20/21)	52	52,012
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	300	301,362
2.95%, 09/15/27 (Call 06/15/27)	165	179,004
3.15%, 05/15/25 (Call 02/15/25)	40	42,932
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	160	183,362
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	278	296,832
3.80%, 06/01/29 (Call 03/01/29)	136	153,533
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	165	172,595
Baltimore Gas and Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	130	132,877
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	240	233,527
3.25%, 04/15/28 (Call 01/15/28)	35	38,573
3.50%, 02/01/25 (Call 11/01/24)	70	75,626
3.75%, 11/15/23 (Call 08/15/23)	41	43,724
4.05%, 04/15/25 (Call 03/15/25)	23	25,438
Black Hills Corp.
3.05%, 10/15/29 (Call 07/15/29)	142	152,783
4.25%, 11/30/23 (Call 08/30/23)	335	359,019
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27 (Call 11/01/26)	100	108,549
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	50	50,411
2.50%, 09/01/22 (Call 08/01/22)	105	107,057
2.50%, 09/01/24 (Call 08/01/24)	71	74,347
2.65%, 06/01/31 (Call 03/01/31)	85	88,216
4.25%, 11/01/28 (Call 08/01/28)	130	149,594
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	180	196,618
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	60	63,878
3.70%, 08/15/28 (Call 05/15/28)	165	188,362
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	140	151,817
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	10	11,027
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)	100	101,499
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	300	307,965
3.80%, 05/15/28 (Call 02/15/28)	160	181,043
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	70	77,665
Series B, 3.13%, 11/15/27 (Call 08/15/27)	60	65,212
Series D, 4.00%, 12/01/28 (Call 09/01/28)	176	202,363

Security	Par (000)	Value

Electric (continued)
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	$205	$215,357
3.80%, 11/15/28 (Call 08/15/28)	253	289,058
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	35	37,132
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	204	224,622
4.25%, 06/01/28 (Call 03/01/28)	229	263,545
Series C, 2.25%, 08/15/31 (Call 05/15/31)	55	55,546
Series D, 2.85%, 08/15/26 (Call 05/15/26)	224	239,416
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	210	215,044
DTE Energy Co.
2.25%, 11/01/22	150	153,210
2.85%, 10/01/26 (Call 07/01/26)	265	283,576
Series C, 3.40%, 06/15/29 (Call 03/15/29)	144	158,246
Series F, 1.05%, 06/01/25 (Call 05/01/25)	305	304,405
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	150	156,999
2.45%, 02/01/30 (Call 11/01/29)	200	208,256
2.50%, 03/15/23 (Call 01/15/23)	225	231,622
2.55%, 04/15/31 (Call 01/15/31)	205	215,410
2.95%, 12/01/26 (Call 09/01/26)	40	43,340
3.05%, 03/15/23 (Call 02/15/23)	167	173,647
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	212	210,372
2.45%, 06/01/30 (Call 03/01/30)	190	194,784
2.55%, 06/15/31 (Call 03/15/31)	600	617,322
2.65%, 09/01/26 (Call 06/01/26)	204	216,952
3.15%, 08/15/27 (Call 05/15/27)	160	173,858
3.40%, 06/15/29 (Call 03/15/29)	125	137,025
3.75%, 04/15/24 (Call 01/15/24)	220	236,122
Duke Energy Florida LLC
2.50%, 12/01/29 (Call 09/01/29)	105	110,487
3.80%, 07/15/28 (Call 04/15/28)	185	209,577
Duke Energy Ohio Inc., 2.13%, 06/01/30 (Call 03/01/30)	180	181,962
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	100	100,063
3.45%, 03/15/29 (Call 12/15/28)	136	152,109
3.70%, 09/01/28 (Call 06/01/28)	115	130,312
Edison International
2.40%, 09/15/22 (Call 08/15/22)	228	231,523
2.95%, 03/15/23 (Call 01/15/23)	125	128,379
3.13%, 11/15/22 (Call 10/15/22)	49	50,295
3.55%, 11/15/24 (Call 10/15/24)	277	294,382
4.13%, 03/15/28 (Call 12/15/27)	242	259,259
5.75%, 06/15/27 (Call 04/15/27)	162	185,339
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)(c)	300	305,502
3.55%, 06/15/26 (Call 03/15/26)	205	223,770
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	110	126,978
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	140	153,934
3.70%, 06/01/24 (Call 03/01/24)	227	244,195
Entergy Corp.
2.40%, 06/15/31 (Call 03/05/31)	210	211,588
2.80%, 06/15/30 (Call 03/15/30)	175	183,220
2.95%, 09/01/26 (Call 06/01/26)	297	318,841
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	280	271,790

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.25%, 04/01/28 (Call 01/01/28)	$200	$218,896
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	133	151,049
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	134	140,027
2.90%, 09/15/29 (Call 06/15/29)	180	191,720
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	35	37,079
3.10%, 04/01/27 (Call 01/01/27)	150	162,955
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	160	175,016
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	75	77,464
Series L, 2.90%, 10/01/24 (Call 08/01/24)	150	159,075
Series M, 3.30%, 01/15/28 (Call 10/15/27)	105	115,282
Series N, 3.80%, 12/01/23 (Call 11/01/23)	222	237,220
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	250	247,447
Series R, 1.65%, 08/15/30 (Call 05/15/30)	379	366,182
Series U, 1.40%, 08/15/26 (Call 07/15/26)	200	200,616
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	282	307,780
3.95%, 06/15/25 (Call 03/15/25)	137	150,445
4.05%, 04/15/30 (Call 01/15/30)	284	325,615
Exelon Generation Co. LLC, 3.25%, 06/01/25 (Call 05/01/25)	75	80,662
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	250	266,727
3.25%, 06/01/24 (Call 12/01/23)	270	286,683
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	245	264,382
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	125	135,829
Series A, 2.10%, 07/30/23	27	27,872
Series A, 2.20%, 09/15/24 (Call 08/15/24)	65	67,696
Series B, 2.65%, 09/15/29 (Call 06/15/29)	169	178,447
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	135	148,180
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	160	171,571
4.10%, 09/26/28 (Call 06/26/28)	110	127,073
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	72	81,958
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	125	128,136
3.25%, 06/30/26 (Call 03/30/26)	55	59,910
3.35%, 11/15/27 (Call 08/15/27)	170	186,668
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	8	8,768
3.50%, 10/15/24 (Call 07/15/24)	134	144,834
3.65%, 04/15/29 (Call 01/15/29)	369	419,062
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	185	191,464
2.70%, 02/15/23 (Call 12/15/22)	160	164,842
2.85%, 01/27/25 (Call 10/27/24)	57	60,523
2.95%, 02/07/24 (Call 12/07/23)	40	42,144
3.05%, 04/25/27 (Call 01/25/27)	58	63,348
3.25%, 11/01/25 (Call 08/01/25)	150	162,861
3.40%, 11/15/23 (Call 08/15/23)	50	52,902
3.70%, 03/15/29 (Call 12/15/28)	140	158,808
3.90%, 11/01/28 (Call 08/01/28)	50	57,050
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	59	66,653
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	307	316,876
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	175	177,322

Security	Par (000)	Value

Electric (continued)
2.25%, 06/01/30 (Call 03/01/30)	$435	$443,322
2.75%, 11/01/29 (Call 08/01/29)	364	385,520
3.15%, 04/01/24 (Call 03/01/24)	760	805,509
3.50%, 04/01/29 (Call 01/01/29)	115	127,580
3.55%, 05/01/27 (Call 02/01/27)	356	394,156
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(b)	160	180,061
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	198	199,784
2.25%, 04/01/31 (Call 10/01/30)	205	211,956
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	180	183,150
3.20%, 05/15/27 (Call 02/15/27)	195	214,303
3.25%, 05/15/29 (Call 02/15/29)	170	188,430
Ohio Power Co.
Series P, 2.60%, 04/01/30 (Call 01/01/30)	200	210,980
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	310	301,931
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	130	147,621
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	345	338,497
2.75%, 06/01/24 (Call 05/01/24)	88	93,090
2.75%, 05/15/30 (Call 02/15/30)	20	21,608
2.95%, 04/01/25 (Call 01/01/25)	60	64,073
3.70%, 11/15/28 (Call 08/15/28)	55	62,562
5.75%, 03/15/29 (Call 12/15/28)	10	12,648
7.00%, 09/01/22	385	409,994
Pacific Gas & Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	237	229,437
2.50%, 02/01/31 (Call 11/01/30)	308	290,558
3.15%, 01/01/26	368	376,004
3.75%, 07/01/28	10	10,446
4.25%, 08/01/23 (Call 07/01/23)	25	26,111
4.55%, 07/01/30 (Call 01/01/30)	625	668,019
Pacific Gas and Electric Co.
3.00%, 06/15/28 (Call 04/15/28)	190	189,875
3.25%, 06/01/31 (Call 03/01/31)	600	591,078
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	190	203,085
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	257	276,540
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	312	329,310
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	117	132,167
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	275	275,712
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	125	132,345
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)	100	100,547
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	171	179,952
2.38%, 05/15/23 (Call 02/15/23)	160	164,845
3.00%, 05/15/27 (Call 02/15/27)	100	108,863
3.25%, 09/01/23 (Call 08/01/23)	166	174,926
3.70%, 05/01/28 (Call 02/01/28)	137	155,814
Public Service Electric and Gas Co., 1.90%, 08/15/31 (Call 05/15/31)	245	245,196
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	125	123,721
2.65%, 11/15/22 (Call 10/15/22)	25	25,651
2.88%, 06/15/24 (Call 05/15/24)	150	158,598

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)(c)	$212	$215,208
3.65%, 05/15/25 (Call 02/15/25)	280	301,384
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	250	243,420
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	104	106,028
3.25%, 06/15/27 (Call 03/15/27)	248	269,975
3.40%, 02/01/28 (Call 11/01/27)	229	249,947
3.75%, 11/15/25 (Call 08/15/25)	170	186,400
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	158	167,897
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	70	69,957
2.85%, 08/01/29 (Call 05/01/29)	114	119,486
Series A, 4.20%, 03/01/29 (Call 12/01/28)	165	187,070
Series B, 3.65%, 03/01/28 (Call 12/01/27)	38	41,707
Series D, 3.40%, 06/01/23 (Call 05/01/23)	195	203,982
Series E, 3.70%, 08/01/25 (Call 06/01/25)	40	43,791
Series G, 2.50%, 06/01/31 (Call 03/01/31)	135	136,376
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	783	815,596
3.25%, 07/01/26 (Call 04/01/26)	470	509,137
Series A, 3.70%, 04/30/30 (Call 01/30/30)	74	82,497
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	205	229,092
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	190	217,362
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	117	125,074
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	100	101,095
2.95%, 06/15/27 (Call 03/15/27)	30	32,529
2.95%, 03/15/30 (Call 12/15/29)	6	6,497
3.50%, 04/15/24 (Call 01/15/24)	75	80,134
3.50%, 03/15/29 (Call 12/15/28)	108	120,756
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)	200	212,398
Series A, 2.88%, 07/15/29 (Call 04/15/29)	175	188,809
Series A, 3.10%, 05/15/25 (Call 02/15/25)	225	241,060
Series A, 3.15%, 01/15/26 (Call 10/15/25)	290	314,867
Series A, 3.50%, 03/15/27 (Call 12/15/26)	115	127,659
Series A, 3.80%, 04/01/28 (Call 01/01/28)	210	237,676
Series B, 2.95%, 11/15/26 (Call 08/15/26)	210	227,096
Series C, 2.75%, 03/15/23 (Call 12/15/22)	230	237,222
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	49	53,401
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	65	65,715
2.05%, 12/15/24 (Call 11/15/24)	121	126,291
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	155	168,359
Xcel Energy Inc.
2.60%, 12/01/29 (Call 06/01/29)	260	273,143
3.35%, 12/01/26 (Call 06/01/26)	277	302,229

		40,538,252

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	140	138,207
2.63%, 02/15/23 (Call 11/15/22)	315	323,911
3.15%, 06/01/25 (Call 03/01/25)	140	151,103

		613,221

Security	Par (000)	Value

Electronics — 0.3%
Agilent Technologies Inc.
2.30%, 03/12/31 (Call 12/12/30)	$290	$293,961
3.88%, 07/15/23 (Call 04/15/23)	470	496,245
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	255	280,243
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	335	355,187
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	321	340,440
4.00%, 04/01/25 (Call 01/01/25)	125	135,254
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	100	100,982
4.63%, 04/15/26 (Call 01/15/26)	134	150,265
4.88%, 12/01/22	121	127,104
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	100	116,117
4.88%, 05/12/30 (Call 02/12/30)	85	98,920
5.00%, 02/15/23	245	259,612
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	355	385,818
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	185	188,767
1.75%, 09/01/31 (Call 06/01/31)	100	99,329
1.95%, 06/01/30 (Call 03/01/30)	25	25,525
2.50%, 11/01/26 (Call 08/01/26)	415	442,535
2.70%, 08/15/29 (Call 05/15/29)	230	246,923
3.35%, 12/01/23	150	159,723
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	140	151,421
3.50%, 02/15/28 (Call 11/15/27)	170	187,622
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	110	113,347
3.60%, 01/15/30 (Call 10/15/29)	96	103,906
3.95%, 01/12/28 (Call 10/12/27)	105	116,577
4.70%, 09/15/22	67	69,882
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	247	266,323
4.55%, 10/30/24 (Call 07/30/24)	172	190,370
4.60%, 04/06/27 (Call 01/06/27)	124	144,641
Legrand France SA, 8.50%, 02/15/25	350	435,750
SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)(c)	500	497,940
2.38%, 08/09/28 (Call 06/09/28)(c)	400	399,808
2.65%, 08/09/31 (Call 05/09/31)(c)	500	492,550
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	70	73,996
4.90%, 06/15/28 (Call 03/15/28)	160	186,664
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	100	109,436
3.70%, 02/15/26 (Call 11/15/25)	165	181,429

		8,024,612

Environmental Control — 0.1%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	135	128,523
2.30%, 03/01/30 (Call 12/01/29)	184	188,782
2.50%, 08/15/24 (Call 07/15/24)	187	196,339
2.90%, 07/01/26 (Call 04/01/26)	55	59,040
3.20%, 03/15/25 (Call 12/15/24)	110	118,215
3.38%, 11/15/27 (Call 08/15/27)	45	49,615
3.95%, 05/15/28 (Call 02/15/28)	146	166,155
4.75%, 05/15/23 (Call 02/15/23)	121	128,533
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	134	140,208

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
3.50%, 05/01/29 (Call 02/01/29)	$227	$251,809
4.25%, 12/01/28 (Call 09/01/28)	100	116,645
Waste Management Inc.
1.15%, 03/15/28 (Call 01/15/28)	205	199,838
2.00%, 06/01/29 (Call 04/01/29)	140	142,614
2.40%, 05/15/23 (Call 03/15/23)	230	237,144
2.90%, 09/15/22 (Call 06/15/22)	145	147,954
3.15%, 11/15/27 (Call 08/15/27)	310	340,674

		2,612,088

Food — 0.5%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	203	218,331
3.65%, 03/15/23 (Call 02/15/23)	231	241,591
3.95%, 03/15/25 (Call 01/15/25)	190	208,633
4.15%, 03/15/28 (Call 12/15/27)	261	297,446
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	30	29,425
3.20%, 01/25/23 (Call 10/25/22)	92	94,877
4.30%, 05/01/24 (Call 04/01/24)	368	400,965
4.60%, 11/01/25 (Call 09/01/25)	364	411,120
4.85%, 11/01/28 (Call 08/01/28)	225	268,441
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	50	50,550
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	134	137,048
2.88%, 04/15/30 (Call 01/15/30)	50	53,523
3.20%, 02/10/27 (Call 11/10/26)	287	313,504
3.65%, 02/15/24 (Call 11/15/23)	285	304,106
4.00%, 04/17/25 (Call 02/17/25)	273	301,526
4.20%, 04/17/28 (Call 01/17/28)	345	397,285
Hershey Co. (The)
2.05%, 11/15/24 (Call 10/15/24)	105	109,669
2.30%, 08/15/26 (Call 05/15/26)	191	202,632
2.45%, 11/15/29 (Call 08/15/29)	65	68,786
3.38%, 05/15/23 (Call 04/15/23)	233	244,361
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	300	304,617
1.80%, 06/11/30 (Call 03/11/30)	50	50,200
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	150	163,194
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)	80	88,239
3.50%, 03/15/25	410	445,772
Kellogg Co.
2.65%, 12/01/23	226	236,916
3.25%, 04/01/26	180	196,744
3.40%, 11/15/27 (Call 08/15/27)	265	292,271
4.30%, 05/15/28 (Call 02/15/28)	125	145,167
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	425	411,604
2.65%, 10/15/26 (Call 07/15/26)	165	175,824
3.50%, 02/01/26 (Call 11/01/25)	24	26,442
3.70%, 08/01/27 (Call 05/01/27)	90	101,145
3.85%, 08/01/23 (Call 05/01/23)	195	206,049
4.00%, 02/01/24 (Call 11/01/23)	125	134,134
4.50%, 01/15/29 (Call 10/15/28)	145	171,921
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	190	187,813
1.85%, 02/15/31 (Call 11/15/30)	170	166,362
3.40%, 08/15/27 (Call 05/15/27)	252	279,944
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	388	395,174

Security	Par (000)	Value

Food (continued)
1.50%, 02/04/31 (Call 11/04/30)	$185	$177,095
2.75%, 04/13/30 (Call 01/13/30)	420	444,864
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	186	203,164
3.30%, 07/15/26 (Call 04/15/26)	396	430,579
3.55%, 03/15/25 (Call 01/15/25)	170	184,700
3.75%, 10/01/25 (Call 07/01/25)	280	307,972
5.65%, 04/01/25 (Call 03/01/25)	169	194,923
5.95%, 04/01/30 (Call 01/01/30)	30	38,663
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	413	460,276
3.90%, 09/28/23 (Call 08/28/23)	98	104,590
3.95%, 08/15/24 (Call 05/15/24)	354	384,094
4.00%, 03/01/26 (Call 01/01/26)	330	368,326
4.35%, 03/01/29 (Call 12/01/28)	167	195,246

		12,027,843

Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	100	115,473
Georgia-Pacific LLC, 8.00%, 01/15/24	290	340,518
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	202	224,252
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	325	388,307

		1,068,550

Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	72	69,068
2.63%, 09/15/29 (Call 06/15/29)	87	91,748
3.00%, 06/15/27 (Call 03/15/27)	95	103,218
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	195	189,495
3.55%, 04/01/23 (Call 03/01/23)	217	226,986
4.00%, 04/01/28 (Call 01/01/28)	140	158,133
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	61	65,857
Series A, 2.50%, 11/15/24 (Call 10/15/24)	218	228,399
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	210	217,713
4.75%, 09/01/28 (Call 06/01/28)	110	124,574
5.20%, 07/15/25 (Call 04/15/25)	130	145,934
5.50%, 01/15/26 (Call 12/15/25)	20	23,131
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	25	24,829
1.70%, 02/15/31 (Call 11/15/30)	277	265,818
2.95%, 09/01/29 (Call 06/01/29)	304	323,593
3.49%, 05/15/27 (Call 02/15/27)	355	391,991
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	82	86,881
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	217	239,446
Southern California Gas Co.
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	190	202,529
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	230	240,168
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	317	328,748
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	300	289,812
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	95	106,145

		4,144,216

Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	130	132,547
4.63%, 06/15/28 (Call 03/15/28)	100	113,711

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools (continued)
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	$155	$161,801
3.40%, 03/01/26 (Call 01/01/26)	205	225,557
4.00%, 03/15/60 (Call 03/15/25)(b)	125	134,144
4.25%, 11/15/28 (Call 08/15/28)	75	88,086

		855,846

Health Care - Products — 0.4%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	58	57,175
1.40%, 06/30/30 (Call 03/30/30)	161	157,089
2.95%, 03/15/25 (Call 12/15/24)	300	321,315
3.40%, 11/30/23 (Call 09/30/23)	383	406,543
3.75%, 11/30/26 (Call 08/30/26)	365	412,771
3.88%, 09/15/25 (Call 06/15/25)	50	55,617
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	430	457,537
3.95%, 04/01/30 (Call 01/01/30)	90	103,788
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	340	350,724
2.65%, 06/01/30 (Call 03/01/30)	130	135,452
3.45%, 03/01/24 (Call 02/01/24)	565	602,002
3.75%, 03/01/26 (Call 01/01/26)	247	273,397
3.85%, 05/15/25	174	191,861
4.00%, 03/01/29 (Call 12/01/28)	196	224,308
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	24	26,259
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	20	21,666
DH Europe Finance II Sarl
2.05%, 11/15/22	29	29,614
2.20%, 11/15/24 (Call 10/15/24)	410	428,179
2.60%, 11/15/29 (Call 08/15/29)	135	142,263
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	109	126,621
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	195	215,175
Medtronic Inc., 3.50%, 03/15/25	464	507,027
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	185	200,756
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	435	428,458
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	350	361,249
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	35	35,194
1.95%, 06/15/30 (Call 03/15/30)	215	215,417
3.38%, 05/15/24 (Call 02/15/24)	348	372,242
3.38%, 11/01/25 (Call 08/01/25)	292	318,300
3.50%, 03/15/26 (Call 12/15/25)	188	206,494
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	40	40,386
2.00%, 10/15/31 (Call 07/15/31)	25	24,961
2.60%, 10/01/29 (Call 07/01/29)	25	26,407
2.95%, 09/19/26 (Call 06/19/26)	232	250,579
3.20%, 08/15/27 (Call 05/15/27)	180	197,390
3.65%, 12/15/25 (Call 09/15/25)	175	192,482
4.13%, 03/25/25 (Call 02/25/25)	45	49,720
4.50%, 03/25/30 (Call 12/25/29)	334	398,953
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)	320	345,949
3.55%, 03/20/30 (Call 12/20/29)	215	237,874

Security	Par (000)	Value

Health Care - Products (continued)
3.70%, 03/19/23 (Call 02/19/23)	$155	$162,141

		9,311,335

Health Care - Services — 0.6%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	160	182,176
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	443	452,998
2.80%, 06/15/23 (Call 04/15/23)	465	482,465
3.50%, 11/15/24 (Call 08/15/24)	274	295,293
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	355	360,584
2.25%, 05/15/30 (Call 02/15/30)	234	238,196
2.55%, 03/15/31 (Call 12/15/30)	250	260,130
2.88%, 09/15/29 (Call 06/15/29)	314	335,038
2.95%, 12/01/22 (Call 11/01/22)	290	298,833
3.30%, 01/15/23	260	270,343
3.35%, 12/01/24 (Call 10/01/24)	220	237,519
3.50%, 08/15/24 (Call 05/15/24)	275	295,295
3.65%, 12/01/27 (Call 09/01/27)	35	39,195
4.10%, 03/01/28 (Call 12/01/27)	320	365,731
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	136	144,127
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	175	180,777
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	100	99,145
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	65	68,442
2.78%, 10/01/30 (Call 04/01/30)	87	91,096
2.95%, 11/01/22	55	56,488
3.35%, 10/01/29 (Call 04/01/29)	287	311,696
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	100	100,038
4.13%, 06/15/29 (Call 03/15/29)	442	500,406
4.50%, 02/15/27 (Call 08/15/26)	149	168,838
4.75%, 05/01/23	398	424,308
5.00%, 03/15/24	109	119,947
5.25%, 04/15/25	422	481,675
5.25%, 06/15/26 (Call 12/15/25)	165	190,793
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	350	348,645
2.15%, 02/03/32 (Call 11/03/31)	255	254,391
2.90%, 12/15/22 (Call 11/15/22)	97	99,868
3.13%, 08/15/29 (Call 05/15/29)	185	199,989
3.15%, 12/01/22 (Call 09/01/22)	246	252,809
3.85%, 10/01/24 (Call 07/01/24)	385	417,378
3.95%, 03/15/27 (Call 12/15/26)	240	269,820
4.88%, 04/01/30 (Call 01/01/30)	30	36,352
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	21	23,070
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	35	35,351
2.30%, 12/01/24 (Call 11/01/24)	120	125,322
2.70%, 06/01/31 (Call 03/01/31)	75	77,621
2.95%, 12/01/29 (Call 09/01/29)	96	102,163
3.25%, 09/01/24 (Call 07/01/24)	128	136,557
3.60%, 02/01/25 (Call 11/01/24)	295	317,500
3.60%, 09/01/27 (Call 06/01/27)	138	152,763
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	35	36,845

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	$185	$197,931
3.45%, 06/01/26 (Call 03/01/26)	132	144,650
4.20%, 06/30/29 (Call 03/30/29)	120	139,066
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	31	35,475
Toledo Hospital (The), Series B, 5.33%, 11/15/28	20	23,044
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	180	181,282
1.25%, 01/15/26	185	187,348
2.00%, 05/15/30	230	234,170
2.30%, 05/15/31 (Call 02/15/31)	430	445,415
2.38%, 10/15/22	325	332,680
2.38%, 08/15/24	155	163,308
2.75%, 02/15/23 (Call 11/15/22)	180	185,440
2.88%, 08/15/29	209	226,918
2.95%, 10/15/27	103	112,828
3.10%, 03/15/26	275	300,459
3.38%, 04/15/27	260	289,099
3.45%, 01/15/27	200	222,538
3.50%, 06/15/23	170	179,578
3.50%, 02/15/24	187	200,601
3.75%, 07/15/25	421	467,731
3.85%, 06/15/28	245	280,856
3.88%, 12/15/28	206	237,598
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(c)	10	10,007
2.65%, 01/15/32 (Call 10/15/31)(c)	100	100,606

		14,836,644

Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	70	70,466
2.88%, 06/15/28 (Call 04/15/28)	285	290,660
3.25%, 07/15/25 (Call 06/15/25)	228	240,809
3.50%, 02/10/23 (Call 01/10/23)	213	220,481
4.20%, 06/10/24 (Call 05/10/24)	295	317,214
4.25%, 03/01/25 (Call 01/01/25)	275	297,195
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	230	230,285
3.40%, 01/15/26 (Call 12/15/25)	80	83,562
4.63%, 07/15/24 (Call 06/15/24)	170	183,238
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	80	82,804
3.75%, 02/10/25 (Call 01/10/25)	45	48,067
Golub Capital BDC Inc., 2.05%, 02/15/27 (Call 01/15/27)	110	109,142
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	140	144,673
Oaktree Specialty Lending Corp., 2.70%, 01/15/27 (Call 12/15/26)	225	227,293
Owl Rock Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	195	196,045
3.40%, 07/15/26 (Call 06/15/26)	25	26,168
3.75%, 07/22/25 (Call 06/22/25)	185	195,689
4.00%, 03/30/25 (Call 02/28/25)	175	186,034

		3,149,825

Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	235	234,673
2.50%, 10/15/24 (Call 09/15/24)	238	249,586

Security	Par (000)	Value

Home Builders (continued)
2.60%, 10/15/25 (Call 09/15/25)	$72	$76,027
5.75%, 08/15/23 (Call 05/15/23)	176	191,178
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	85	92,350
4.75%, 11/29/27 (Call 05/29/27)	275	319,814
NVR Inc.
3.00%, 05/15/30 (Call 11/15/29)	150	159,040
3.95%, 09/15/22 (Call 06/15/22)	216	222,070
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	71	82,954
5.50%, 03/01/26 (Call 12/01/25)	80	93,538

		1,721,230

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	80	87,367
3.80%, 11/15/24 (Call 08/15/24)	50	53,769
4.40%, 03/15/29 (Call 12/15/28)	218	251,459
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	165	168,369
4.75%, 02/26/29 (Call 11/26/28)	135	160,163

		721,127

Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	200	200,068
2.65%, 04/30/30 (Call 02/01/30)	140	145,428
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	125	136,725
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	35	38,204
3.50%, 12/15/24 (Call 09/15/24)	210	227,445
3.90%, 05/15/28 (Call 02/15/28)	235	268,281
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	20	19,863
2.75%, 02/15/26	170	183,984
3.05%, 08/15/25	100	108,635
3.10%, 03/26/30 (Call 12/26/29)	70	77,864
3.20%, 04/25/29 (Call 01/25/29)	140	155,891
3.95%, 11/01/28 (Call 08/01/28)	175	203,366

		1,765,754

Insurance — 0.9%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(b)	200	235,020
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	9	9,751
3.60%, 04/01/30 (Call 01/01/30)	235	267,002
3.63%, 11/15/24	465	508,516
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	105	114,737
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	55	54,649
3.15%, 06/15/23	107	112,351
3.28%, 12/15/26 (Call 09/15/26)	132	145,876
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	85	97,158
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	210	229,721
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	350	368,165
3.75%, 07/10/25 (Call 04/10/25)	351	385,040

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.90%, 04/01/26 (Call 01/01/26)	$515	$572,314
4.13%, 02/15/24	566	613,103
4.20%, 04/01/28 (Call 01/01/28)	266	305,916
4.25%, 03/15/29 (Call 12/15/28)	110	127,245
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(b)	60	69,196
Aon Corp.
2.20%, 11/15/22	207	211,566
2.80%, 05/15/30 (Call 02/15/30)	309	327,401
3.75%, 05/02/29 (Call 02/02/29)	241	271,928
4.50%, 12/15/28 (Call 09/15/28)	170	199,201
Aon Corp./Aon Global Holdings PLC, 2.05%, 08/23/31 (Call 05/23/31)	100	99,522
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	142	157,414
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	101	114,598
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	125	135,479
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	50	53,260
5.00%, 07/01/24	85	94,922
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	275	309,015
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	159	176,760
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	215	239,562
Berkshire Hathaway Finance Corp., 1.45%, 10/15/30 (Call 07/15/30)	590	577,433
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	568	587,352
3.00%, 02/11/23	325	337,831
3.13%, 03/15/26 (Call 12/15/25)	321	351,229
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	258	283,121
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	50	54,667
4.50%, 03/15/29 (Call 12/15/28)	100	115,646
Chubb INA Holdings Inc.
2.70%, 03/13/23	300	310,962
2.88%, 11/03/22 (Call 09/03/22)	85	87,258
3.35%, 05/03/26 (Call 02/03/26)	45	49,481
Cincinnati Financial Corp., 6.92%, 05/15/28	74	97,487
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	116	128,340
3.90%, 05/01/29 (Call 02/01/29)	106	119,728
3.95%, 05/15/24 (Call 02/15/24)	185	199,548
4.50%, 03/01/26 (Call 12/01/25)	280	317,391
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	110	130,919
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	80	79,890
4.95%, 06/01/29 (Call 03/01/29)	208	238,566
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	174	183,215
4.35%, 04/20/28 (Call 01/20/28)	370	425,411
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	35	40,121
4.85%, 04/17/28 (Call 01/17/28)	99	114,055
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	40	39,512
4.60%, 11/15/24	125	138,069

Security	Par (000)	Value

Insurance (continued)
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	$260	$260,733
4.55%, 09/15/28 (Call 06/15/28)	160	188,443
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	159	161,644
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	225	239,152
Lincoln National Corp.
3.35%, 03/09/25	142	153,782
3.63%, 12/12/26 (Call 09/15/26)	195	216,436
3.80%, 03/01/28 (Call 12/01/27)	75	84,250
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	230	250,776
3.75%, 04/01/26 (Call 01/01/26)	230	255,898
Manulife Financial Corp., 4.15%, 03/04/26	582	656,997
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	105	115,764
3.50%, 11/01/27 (Call 08/01/27)	90	99,538
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	250	256,362
3.30%, 03/14/23 (Call 01/14/23)	155	161,284
3.50%, 06/03/24 (Call 03/03/24)	215	230,428
3.50%, 03/10/25 (Call 12/10/24)	227	246,352
3.75%, 03/14/26 (Call 12/14/25)	205	227,562
3.88%, 03/15/24 (Call 02/15/24)	212	228,824
4.38%, 03/15/29 (Call 12/15/28)	380	446,686
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	120	136,116
MetLife Inc.
3.00%, 03/01/25	258	276,736
3.60%, 04/10/24	140	151,019
3.60%, 11/13/25 (Call 08/13/25)	151	166,591
4.55%, 03/23/30 (Call 12/23/29)	159	191,417
Series D, 4.37%, 09/15/23	265	286,030
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	162	181,242
4.88%, 10/01/24 (Call 09/01/24)	165	183,904
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	145	162,559
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	40	40,365
3.10%, 11/15/26 (Call 08/15/26)	130	141,214
3.13%, 05/15/23	25	26,131
3.40%, 05/15/25 (Call 02/15/25)	175	189,033
3.70%, 05/15/29 (Call 02/15/29)	116	131,137
Progressive Corp. (The)
2.45%, 01/15/27	265	283,243
4.00%, 03/01/29 (Call 12/01/28)	45	52,056
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	172	175,356
2.10%, 03/10/30 (Call 12/10/29)	50	51,117
3.70%, 10/01/50 (Call 07/01/30)(b)	25	26,353
3.88%, 03/27/28 (Call 12/27/27)	312	358,575
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(b)	50	54,771
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(b)	200	215,652
5.63%, 06/15/43 (Call 06/15/23)(b)	20	21,370
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)(b)	200	235,122
5.88%, 09/15/42 (Call 09/15/22)(b)	250	262,235

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Prudential PLC, 3.13%, 04/14/30	$11	$11,999
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	225	254,230
3.95%, 09/15/26 (Call 06/15/26)	55	61,433
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	200	222,232
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	205	230,820
Unum Group
4.00%, 03/15/24	225	242,167
4.00%, 06/15/29 (Call 03/15/29)	40	44,953
Voya Financial Inc.
3.65%, 06/15/26	210	232,604
4.70%, 01/23/48 (Call 01/23/28)(b)	100	105,506
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	108	114,259
3.60%, 05/15/24 (Call 03/15/24)	57	61,036
4.50%, 09/15/28 (Call 06/15/28)	240	277,382
XLIT Ltd., 4.45%, 03/31/25	220	246,103

		22,198,599

Internet — 0.6%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	430	468,580
3.60%, 11/28/24 (Call 08/28/24)	700	754,579
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	210	208,039
0.80%, 08/15/27 (Call 06/15/27)	470	461,681
1.10%, 08/15/30 (Call 05/15/30)	305	292,586
2.00%, 08/15/26 (Call 05/15/26)	403	423,698
3.38%, 02/25/24	137	147,176
Amazon.com Inc.
0.40%, 06/03/23	532	533,277
0.45%, 05/12/24	570	570,262
1.00%, 05/12/26 (Call 04/12/26)	600	603,018
1.50%, 06/03/30 (Call 03/03/30)	320	314,768
1.65%, 05/12/28 (Call 03/12/28)	900	914,823
2.10%, 05/12/31 (Call 02/12/31)	900	923,985
2.40%, 02/22/23 (Call 01/22/23)	263	270,953
2.50%, 11/29/22 (Call 08/29/22)	290	296,473
2.80%, 08/22/24 (Call 06/22/24)	356	378,834
3.15%, 08/22/27 (Call 05/22/27)	587	649,498
3.80%, 12/05/24 (Call 09/05/24)	139	152,438
5.20%, 12/03/25 (Call 09/03/25)	436	510,286
Baidu Inc.
3.50%, 11/28/22	330	341,141
3.63%, 07/06/27	375	415,695
3.88%, 09/29/23 (Call 08/29/23)	205	217,333
4.13%, 06/30/25	225	248,035
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	205	212,292
3.55%, 03/15/28 (Call 12/15/27)	135	150,679
3.60%, 06/01/26 (Call 03/01/26)	293	324,559
3.65%, 03/15/25 (Call 12/15/24)	90	97,944
4.63%, 04/13/30 (Call 01/13/30)	194	232,183
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	184	188,456
3.80%, 08/24/27 (Call 05/24/27)	46	51,499
4.50%, 06/20/28 (Call 03/20/28)	235	273,352
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	50	50,441
1.90%, 03/11/25 (Call 02/11/25)	181	187,158

Security	Par (000)	Value

Internet (continued)
2.60%, 05/10/31 (Call 02/10/31)	$160	$164,941
2.70%, 03/11/30 (Call 12/11/29)	65	68,078
2.75%, 01/30/23 (Call 12/30/22)	488	503,431
3.45%, 08/01/24 (Call 05/01/24)	187	200,776
3.60%, 06/05/27 (Call 03/05/27)	156	174,271
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	190	193,302
3.25%, 02/15/30 (Call 11/15/29)	400	414,476
3.80%, 02/15/28 (Call 11/15/27)	55	59,349
5.00%, 02/15/26 (Call 11/15/25)	220	248,523
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	290	310,515
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	6	6,424
3.30%, 04/01/27 (Call 01/01/27)	226	249,450
3.75%, 04/01/24 (Call 03/01/24)	205	221,300
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	155	159,704

		14,840,261

Iron & Steel — 0.1%
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	157	179,300
4.00%, 08/01/23 (Call 05/01/23)	290	307,284
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	185	194,833
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	194	202,317
3.45%, 04/15/30 (Call 01/15/30)	132	144,642
5.00%, 12/15/26 (Call 12/15/21)	30	31,140
Vale Overseas Ltd., 6.25%, 08/10/26	338	407,787

		1,467,303

Leisure Time — 0.0%
Brunswick Corp., 2.40%, 08/18/31	65	63,848
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	55	59,075

		122,923

Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	115	124,073
3.70%, 01/15/31 (Call 10/15/30)	30	32,602
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	173	179,792
4.38%, 09/15/28 (Call 06/15/28)	195	213,685
4.85%, 03/15/26 (Call 12/15/25)	115	128,210
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	56	57,812
3.20%, 08/08/24 (Call 07/08/24)	445	463,209
3.50%, 08/18/26 (Call 06/18/26)	206	216,180
3.90%, 08/08/29 (Call 05/08/29)	235	247,420
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	75	80,618
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	392	450,377
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	415	477,939
Series R, 3.13%, 06/15/26 (Call 03/15/26)	240	256,301
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	400	424,832
4.60%, 08/08/23 (Call 07/08/23)	200	211,486
5.13%, 08/08/25 (Call 06/08/25)	200	222,524
5.40%, 08/08/28 (Call 05/08/28)	325	375,216

		4,162,276

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 0.4%
Caterpillar Financial Services Corp.
2.15%, 11/08/24	$240	$251,491
3.30%, 06/09/24	246	264,504
3.45%, 05/15/23	305	321,113
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	220	222,130
2.60%, 09/19/29 (Call 06/19/29)	254	271,140
2.60%, 04/09/30 (Call 01/09/30)	315	336,089
3.40%, 05/15/24 (Call 02/15/24)	10	10,716
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	110	109,992
4.20%, 01/15/24	66	71,170
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	122	136,057
4.50%, 08/15/23	154	165,162
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	4	4,260
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	85	91,648
3.15%, 11/15/25 (Call 08/15/25)	130	139,968
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	50	52,995
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	50	51,570
John Deere Capital Corp.
0.70%, 07/05/23	125	125,903
0.70%, 01/15/26	360	357,091
1.45%, 01/15/31	310	302,039
1.50%, 03/06/28	305	306,958
1.75%, 03/09/27	10	10,296
2.00%, 06/17/31	200	202,992
2.05%, 01/09/25	290	302,972
2.25%, 09/14/26	140	148,092
2.45%, 01/09/30	160	169,018
2.65%, 06/24/24	155	164,233
2.80%, 03/06/23	580	602,411
2.80%, 09/08/27	145	157,512
3.05%, 01/06/28	110	121,097
3.35%, 06/12/24	175	188,683
3.45%, 06/07/23	320	337,581
3.45%, 03/13/25	240	262,462
3.45%, 03/07/29	150	169,389
3.65%, 10/12/23	15	16,049
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	135	149,855
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	60	64,060
4.60%, 05/15/28 (Call 02/15/28)	85	98,725
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	10	10,360
2.29%, 04/05/27 (Call 02/05/27)	55	57,617
2.57%, 02/15/30 (Call 11/15/29)	514	537,300
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	25	24,835
2.88%, 03/01/25 (Call 12/01/24)	165	175,270
3.50%, 03/01/29 (Call 12/01/28)	145	163,537
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	210	225,731
4.40%, 03/15/24 (Call 02/15/24)	345	372,103
4.95%, 09/15/28 (Call 06/15/28)	108	125,893
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	120	122,028
3.25%, 11/01/26 (Call 08/01/26)	115	125,982

		8,698,079

Security	Par (000)	Value

Manufacturing — 0.3%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	$89	$90,841
2.00%, 02/14/25 (Call 01/14/25)	118	122,744
2.25%, 03/15/23 (Call 02/15/23)	263	270,348
2.25%, 09/19/26 (Call 06/19/26)	223	235,885
2.38%, 08/26/29 (Call 05/26/29)	238	250,500
2.88%, 10/15/27 (Call 07/15/27)	66	72,141
3.00%, 08/07/25	150	162,279
3.05%, 04/15/30 (Call 01/15/30)	262	288,001
3.25%, 02/14/24 (Call 01/14/24)	270	287,528
3.38%, 03/01/29 (Call 12/01/28)	116	129,630
3.63%, 09/14/28 (Call 06/14/28)	213	242,690
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	205	214,936
3.75%, 11/15/22 (Call 08/15/22)	128	131,940
3.75%, 12/01/27 (Call 09/01/27)	95	105,950
Eaton Corp.
2.75%, 11/02/22	480	493,560
3.10%, 09/15/27 (Call 06/15/27)	145	158,212
General Electric Co.
3.38%, 03/11/24	240	256,164
3.45%, 05/15/24 (Call 02/13/24)	290	309,294
3.63%, 05/01/30 (Call 02/01/30)	413	464,348
5.55%, 01/05/26	35	41,356
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	485	521,535
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	105	110,316
3.25%, 03/01/27 (Call 12/01/26)	242	263,098
3.25%, 06/14/29 (Call 03/14/29)	134	145,737
3.30%, 11/21/24 (Call 08/21/24)	200	214,574
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	115	133,857
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	200	203,204
3.65%, 03/15/27 (Call 12/15/26)	120	133,243
3.90%, 09/17/29 (Call 06/17/29)	98	110,543
4.00%, 03/15/26 (Call 12/15/25)	83	92,464
4.30%, 03/01/24 (Call 12/01/23)	60	64,636
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	70	78,793
4.25%, 06/15/23	385	410,191
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	110	120,450
3.80%, 03/21/29 (Call 12/21/28)	338	383,360

		7,314,348

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	350	341,341
3.75%, 02/15/28 (Call 11/15/27)	94	103,879
4.20%, 03/15/28 (Call 12/15/27)	240	271,250
4.50%, 02/01/24 (Call 01/01/24)	589	639,442
4.91%, 07/23/25 (Call 04/23/25)	446	505,042
5.05%, 03/30/29 (Call 12/30/28)	366	433,571
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	225	249,885
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	875	837,209
1.95%, 01/15/31 (Call 10/15/30)	305	303,621
2.35%, 01/15/27 (Call 10/15/26)	591	623,257
2.65%, 02/01/30 (Call 11/01/29)	45	47,395

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.10%, 04/01/25 (Call 03/01/25)	$425	$456,845
3.15%, 03/01/26 (Call 12/01/25)	511	555,488
3.15%, 02/15/28 (Call 11/15/27)	147	161,360
3.30%, 02/01/27 (Call 11/01/26)	15	16,478
3.38%, 02/15/25 (Call 11/15/24)	290	313,586
3.38%, 08/15/25 (Call 05/15/25)	262	285,276
3.40%, 04/01/30 (Call 01/01/30)	293	325,505
3.55%, 05/01/28 (Call 02/01/28)	410	459,007
3.60%, 03/01/24	375	403,658
3.70%, 04/15/24 (Call 03/15/24)	344	371,413
3.95%, 10/15/25 (Call 08/15/25)	516	575,479
4.15%, 10/15/28 (Call 07/15/28)	591	686,257
4.25%, 10/15/30 (Call 07/15/30)	10	11,794
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	137	141,876
3.45%, 03/15/25 (Call 12/15/24)	155	166,326
3.63%, 05/15/30 (Call 02/15/30)	347	380,787
3.90%, 11/15/24 (Call 08/15/24)	155	167,991
3.95%, 03/20/28 (Call 12/20/27)	247	276,247
4.13%, 05/15/29 (Call 02/15/29)	190	214,677
4.90%, 03/11/26 (Call 12/11/25)	95	108,362
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	75	80,177
4.03%, 01/25/24 (Call 12/25/23)	303	326,425
4.71%, 01/25/29 (Call 10/25/28)	590	695,274
Grupo Televisa SAB, 6.63%, 03/18/25	100	117,890
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	263	287,059
4.30%, 11/23/23 (Call 08/23/23)	110	118,051
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	330	369,003
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	288	298,619
2.35%, 12/01/22	282	289,250
2.95%, 06/15/27(a)	195	213,658
3.00%, 02/13/26	146	158,044
3.15%, 09/17/25	119	129,328
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	193	206,026
3.38%, 02/15/28 (Call 11/15/27)	145	159,517
3.50%, 01/15/25 (Call 10/15/24)	254	273,136
3.70%, 08/15/24 (Call 05/15/24)	240	258,394
3.70%, 06/01/28 (Call 03/01/28)	45	50,256
3.88%, 04/01/24 (Call 01/01/24)	156	167,121
4.00%, 01/15/26 (Call 10/15/25)	215	238,312
4.75%, 05/15/25 (Call 04/15/25)	375	423,281
4.95%, 01/15/31 (Call 10/15/30)	45	54,432
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	353	365,313
1.75%, 01/13/26	480	495,730
2.00%, 09/01/29 (Call 06/01/29)	536	546,125
2.20%, 01/13/28	556	579,775
2.65%, 01/13/31	135	143,631
3.00%, 09/15/22	310	318,689
3.35%, 03/24/25	315	342,288
3.38%, 11/15/26 (Call 08/15/26)	130	143,680
3.70%, 09/15/24 (Call 06/15/24)	56	60,770
3.70%, 10/15/25 (Call 07/15/25)	172	189,879
3.80%, 03/22/30	285	328,910

		18,862,347

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	$490	$531,621
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	165	176,845
4.50%, 12/15/28 (Call 09/15/28)	100	113,212

		821,678

Mining — 0.1%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	60	64,357
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	254	291,965
5.95%, 03/15/24 (Call 12/15/23)	195	216,818
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	264	266,104
2.80%, 10/01/29 (Call 07/01/29)	81	85,179
3.70%, 03/15/23 (Call 12/15/22)	40	41,598
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	770	848,163
7.13%, 07/15/28	95	128,561
Southern Copper Corp., 3.88%, 04/23/25	140	152,491

		2,095,236

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	310	362,796

Oil & Gas — 1.4%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	300	295,443
2.75%, 05/10/23	339	352,675
2.94%, 04/06/23	85	88,460
3.02%, 01/16/27 (Call 10/16/26)	285	308,216
3.12%, 05/04/26 (Call 02/04/26)	225	244,179
3.19%, 04/06/25 (Call 03/06/25)	325	349,346
3.22%, 11/28/23 (Call 09/28/23)	352	372,015
3.22%, 04/14/24 (Call 02/14/24)	367	389,978
3.41%, 02/11/26 (Call 12/11/25)	43	47,051
3.54%, 04/06/27 (Call 02/06/27)	20	22,170
3.59%, 04/14/27 (Call 01/14/27)	138	153,206
3.63%, 04/06/30 (Call 01/06/30)	260	293,303
3.80%, 09/21/25 (Call 07/21/25)	308	340,269
3.94%, 09/21/28 (Call 06/21/28)	310	353,130
4.23%, 11/06/28 (Call 08/06/28)	26	30,073
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	165	182,046
3.51%, 03/17/25	230	250,403
3.54%, 11/04/24	328	355,529
3.72%, 11/28/28 (Call 08/28/28)	123	138,550
3.81%, 02/10/24	219	235,986
3.99%, 09/26/23	392	420,804
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	10	10,295
2.95%, 01/15/23 (Call 12/15/22)	180	185,690
2.95%, 07/15/30 (Call 04/15/30)	40	41,699
3.80%, 04/15/24 (Call 01/15/24)	236	252,258
3.85%, 06/01/27 (Call 03/01/27)	333	366,919
3.90%, 02/01/25 (Call 11/01/24)	236	255,824
Cenovus Energy Inc.
3.80%, 09/15/23 (Call 06/15/23)	325	341,975
4.00%, 04/15/24 (Call 01/15/24)	214	228,854
4.40%, 04/15/29 (Call 01/15/29)	155	174,195
5.38%, 07/15/25 (Call 04/15/25)	350	397,317

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Chevron Corp.
1.14%, 05/11/23	$211	$214,110
2.00%, 05/11/27 (Call 03/11/27)	280	290,592
2.24%, 05/11/30 (Call 02/11/30)	378	392,058
2.36%, 12/05/22 (Call 09/05/22)	142	145,050
2.57%, 05/16/23 (Call 03/16/23)	180	186,115
2.90%, 03/03/24 (Call 01/03/24)	259	273,784
2.95%, 05/16/26 (Call 02/16/26)	555	601,670
3.19%, 06/24/23 (Call 03/24/23)	4	4,182
3.33%, 11/17/25 (Call 08/17/25)	229	250,542
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)	160	157,586
3.25%, 10/15/29 (Call 07/15/29)	140	155,015
3.85%, 01/15/28 (Call 10/15/27)	177	200,697
3.90%, 11/15/24 (Call 08/15/24)	10	10,955
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	205	226,535
4.38%, 06/01/24 (Call 03/01/24)	208	225,114
4.38%, 03/15/29 (Call 12/15/28)	118	134,264
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	250	261,090
3.00%, 05/09/23	500	517,435
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	560	606,290
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	227,224
ConocoPhillips
2.40%, 02/15/31 (Call 11/15/30)(c)	120	123,336
3.75%, 10/01/27 (Call 07/01/27)(c)	285	320,465
4.30%, 08/15/28 (Call 05/15/28)(c)	97	112,298
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	20	21,517
4.95%, 03/15/26 (Call 12/15/25)	550	637,455
6.95%, 04/15/29	327	442,493
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(c)	70	76,476
5.85%, 12/15/25 (Call 09/15/25)	188	218,806
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	193	202,725
3.25%, 12/01/26 (Call 10/01/26)	121	129,846
3.50%, 12/01/29 (Call 09/01/29)	272	293,164
4.75%, 05/31/25 (Call 04/30/25)	165	184,655
Eni USA Inc., 7.30%, 11/15/27	94	122,651
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	77	79,325
4.15%, 01/15/26 (Call 10/15/25)	410	460,040
4.38%, 04/15/30 (Call 01/15/30)	226	267,030
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	810	834,170
2.38%, 05/22/30 (Call 02/22/30)	373	387,819
2.45%, 01/17/23	149	153,406
2.65%, 01/15/24	247	259,133
2.88%, 04/06/25 (Call 03/06/25)	10	10,675
3.00%, 04/06/27 (Call 02/06/27)	148	160,641
3.13%, 04/06/30 (Call 01/06/30)	500	549,280
3.25%, 11/10/24	330	356,275
3.63%, 09/10/28 (Call 06/10/28)	140	158,381
Exxon Mobil Corp.
1.57%, 04/15/23	608	620,203
2.28%, 08/16/26 (Call 06/16/26)	305	321,522
2.44%, 08/16/29 (Call 05/16/29)	168	176,466
2.61%, 10/15/30 (Call 07/15/30)	20	21,198

Security	Par (000)	Value

Oil & Gas (continued)
2.71%, 03/06/25 (Call 12/06/24)	$400	$424,728
2.73%, 03/01/23 (Call 01/01/23)	252	260,082
2.99%, 03/19/25 (Call 02/19/25)	525	561,624
3.04%, 03/01/26 (Call 12/01/25)	475	515,000
3.18%, 03/15/24 (Call 12/15/23)	221	234,731
3.29%, 03/19/27 (Call 01/19/27)	262	289,612
3.48%, 03/19/30 (Call 12/19/29)	701	788,239
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	55	61,177
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	265	281,006
4.30%, 04/01/27 (Call 01/01/27)	282	313,491
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	310	356,202
Marathon Oil Corp.
3.85%, 06/01/25 (Call 09/03/21)	257	283,913
4.40%, 07/15/27 (Call 04/15/27)	372	420,713
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	227	244,020
3.80%, 04/01/28 (Call 01/01/28)	105	116,369
4.50%, 05/01/23 (Call 04/01/23)	252	267,128
4.70%, 05/01/25 (Call 04/01/25)	166	186,040
4.75%, 12/15/23 (Call 10/15/23)	313	339,142
5.13%, 12/15/26 (Call 09/15/26)	167	195,373
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)	85	83,573
3.90%, 03/15/28 (Call 12/15/27)	235	263,043
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	215	207,593
4.45%, 01/15/26 (Call 10/15/25)	210	235,933
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	320	333,632
2.25%, 01/06/23	240	246,355
2.38%, 08/21/22	187	190,886
2.38%, 11/07/29 (Call 08/07/29)	351	366,655
2.50%, 09/12/26	257	273,625
2.75%, 04/06/30 (Call 01/06/30)	280	299,709
2.88%, 05/10/26	445	480,689
3.25%, 05/11/25	553	599,723
3.40%, 08/12/23	255	270,275
3.50%, 11/13/23 (Call 10/13/23)	422	449,932
3.88%, 11/13/28 (Call 08/13/28)	222	254,829
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/28/21)	246	267,461
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	241	251,628
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	117	122,760
2.70%, 01/25/23	378	390,803
2.83%, 01/10/30 (Call 10/10/29)	225	242,091
3.46%, 02/19/29 (Call 11/19/28)	240	268,507
3.70%, 01/15/24	405	435,420
3.75%, 04/10/24	389	421,236
TotalEnergies Capital SA, 3.88%, 10/11/28	102	117,207
Valero Energy Corp.
1.20%, 03/15/24	35	35,288
2.70%, 04/15/23	106	109,515
2.85%, 04/15/25 (Call 03/15/25)	46	48,536
3.40%, 09/15/26 (Call 06/15/26)	713	768,293
3.65%, 03/15/25	195	211,080
4.00%, 04/01/29 (Call 01/01/29)	385	426,522

		35,071,006

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	$22	$22,657
3.14%, 11/07/29 (Call 08/07/29)	50	54,110
3.34%, 12/15/27 (Call 09/15/27)	514	563,591
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	426	447,283
3.80%, 11/15/25 (Call 08/15/25)	324	356,776
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	162	171,545
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	70	71,001
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	140	146,987
3.65%, 12/01/23 (Call 09/01/23)	482	512,665

		2,346,615

Packaging & Containers — 0.1%
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	242	251,419
2.69%, 05/25/31 (Call 02/25/31)	85	88,638
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)(c)	147	148,267
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	145	155,072
3.65%, 09/15/24 (Call 06/15/24)	71	76,569
4.50%, 11/01/23 (Call 08/01/23)	275	295,771
WestRock MWV LLC, 8.20%, 01/15/30	29	41,077
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	80	83,389
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	170	179,766
3.38%, 09/15/27 (Call 06/15/27)	105	114,967
3.75%, 03/15/25 (Call 01/15/25)	158	172,043
3.90%, 06/01/28 (Call 03/01/28)	190	214,328
4.65%, 03/15/26 (Call 01/15/26)	217	247,425
4.90%, 03/15/29 (Call 12/15/28)	67	80,389

		2,149,120

Pharmaceuticals — 1.7%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	647	682,113
2.85%, 05/14/23 (Call 03/14/23)	391	405,404
2.90%, 11/06/22	718	739,109
2.95%, 11/21/26 (Call 09/21/26)	755	813,603
3.20%, 05/14/26 (Call 02/14/26)	395	428,654
3.20%, 11/21/29 (Call 08/21/29)	886	968,318
3.25%, 10/01/22 (Call 07/01/22)	425	435,217
3.60%, 05/14/25 (Call 02/14/25)	860	935,216
3.75%, 11/14/23 (Call 10/14/23)	90	96,069
3.80%, 03/15/25 (Call 12/15/24)	595	648,663
3.85%, 06/15/24 (Call 03/15/24)	280	302,243
4.25%, 11/14/28 (Call 08/14/28)	343	397,534
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	305	316,630
3.25%, 03/01/25 (Call 12/01/24)	122	130,552
3.40%, 05/15/24 (Call 02/15/24)	186	197,675
3.45%, 12/15/27 (Call 09/15/27)	205	225,026
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	500	502,180
1.75%, 05/28/28 (Call 03/28/28)	220	223,194
2.25%, 05/28/31 (Call 02/28/31)	110	113,424
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	170	167,050

Security	Par (000)	Value

Pharmaceuticals (continued)
1.38%, 08/06/30 (Call 05/06/30)	$482	$463,294
3.13%, 06/12/27 (Call 03/12/27)	75	81,986
3.38%, 11/16/25	322	352,886
3.50%, 08/17/23 (Call 07/17/23)	223	236,057
4.00%, 01/17/29 (Call 10/17/28)	143	165,088
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	415	408,904
2.82%, 05/20/30 (Call 02/20/30)	163	172,668
3.36%, 06/06/24 (Call 04/06/24)	198	211,403
3.70%, 06/06/27 (Call 03/06/27)	269	299,852
3.73%, 12/15/24 (Call 09/15/24)	66	71,632
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	35	34,843
1.45%, 11/13/30 (Call 08/13/30)	20	19,486
2.90%, 07/26/24 (Call 06/26/24)	476	507,302
3.20%, 06/15/26 (Call 04/15/26)	440	482,900
3.25%, 08/15/22	282	290,158
3.25%, 02/20/23 (Call 01/20/23)	39	40,593
3.25%, 11/01/23	220	233,572
3.25%, 02/27/27	221	245,120
3.40%, 07/26/29 (Call 04/26/29)	870	977,628
3.45%, 11/15/27 (Call 08/15/27)	226	252,996
3.88%, 08/15/25 (Call 05/15/25)	180	199,553
3.90%, 02/20/28 (Call 11/20/27)	310	355,279
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	375	397,271
3.41%, 06/15/27 (Call 03/15/27)	315	345,536
3.50%, 11/15/24 (Call 08/15/24)	205	220,166
3.75%, 09/15/25 (Call 06/15/25)	60	65,830
Cigna Corp.
2.38%, 03/15/31 (Call 12/15/30)	155	159,250
2.40%, 03/15/30 (Call 12/15/29)	564	581,360
3.00%, 07/15/23 (Call 05/16/23)	196	204,532
3.05%, 11/30/22 (Call 10/31/22)	185	190,781
3.05%, 10/15/27 (Call 07/15/27)	295	319,954
3.25%, 04/15/25 (Call 01/15/25)	190	204,548
3.40%, 03/01/27 (Call 12/01/26)	200	220,236
3.50%, 06/15/24 (Call 03/17/24)	200	214,222
3.75%, 07/15/23 (Call 06/15/23)	108	114,330
4.13%, 11/15/25 (Call 09/15/25)	324	362,138
4.38%, 10/15/28 (Call 07/15/28)	600	700,368
4.50%, 02/25/26 (Call 11/27/25)	290	329,043
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	545	539,964
1.75%, 08/21/30 (Call 05/21/30)	535	521,047
1.88%, 02/28/31 (Call 11/28/30)	400	392,068
2.13%, 09/15/31 (Call 06/15/31)	90	89,741
2.75%, 12/01/22 (Call 09/01/22)	413	422,887
2.88%, 06/01/26 (Call 03/01/26)	440	472,419
3.25%, 08/15/29 (Call 05/15/29)	417	455,039
3.38%, 08/12/24 (Call 05/12/24)	225	240,721
3.75%, 04/01/30 (Call 01/01/30)	298	335,807
3.88%, 07/20/25 (Call 04/20/25)	60	66,037
4.10%, 03/25/25 (Call 01/25/25)	65	71,668
4.30%, 03/25/28 (Call 12/25/27)	460	529,920
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	10	10,655
3.10%, 05/15/27 (Call 02/15/27)	115	126,062
3.38%, 03/15/29 (Call 12/15/28)	390	438,711

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	$77	$79,981
3.38%, 05/15/23	481	505,964
3.63%, 05/15/25	118	129,801
3.88%, 05/15/28	400	459,652
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	284	302,003
3.38%, 06/01/29 (Call 03/01/29)	55	61,460
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	240	245,746
2.45%, 03/01/26 (Call 12/01/25)	757	807,091
2.63%, 01/15/25 (Call 11/15/24)	75	79,647
2.90%, 01/15/28 (Call 10/15/27)	200	218,446
2.95%, 03/03/27 (Call 12/03/26)	250	274,002
3.38%, 12/05/23	309	330,883
McKesson Corp.
1.30%, 08/15/26 (Call 07/15/26)	100	99,866
2.70%, 12/15/22 (Call 09/15/22)	245	250,802
2.85%, 03/15/23 (Call 12/15/22)	160	164,896
3.80%, 03/15/24 (Call 12/15/23)	395	423,511
3.95%, 02/16/28 (Call 11/16/27)	105	119,015
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	270	302,967
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	65	64,664
2.40%, 09/15/22 (Call 06/15/22)	30	30,517
2.75%, 02/10/25 (Call 11/10/24)	705	749,866
2.80%, 05/18/23	605	630,301
2.90%, 03/07/24 (Call 02/07/24)	162	171,409
3.40%, 03/07/29 (Call 12/07/28)	440	494,886
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	82	87,650
4.55%, 04/15/28 (Call 01/15/28)	135	155,725
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	376	391,751
2.40%, 09/21/22	375	383,621
3.00%, 11/20/25 (Call 08/20/25)	9	9,747
3.10%, 05/17/27 (Call 02/17/27)	318	348,582
3.40%, 05/06/24	591	636,087
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	260	283,257
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	320	320,512
1.70%, 05/28/30 (Call 02/28/30)	227	227,309
1.75%, 08/18/31 (Call 05/18/31)	100	99,503
2.63%, 04/01/30 (Call 01/01/30)	61	65,415
2.75%, 06/03/26	215	233,419
2.95%, 03/15/24 (Call 02/15/24)	95	100,753
3.00%, 06/15/23	315	330,126
3.00%, 12/15/26	348	383,012
3.20%, 09/15/23 (Call 08/15/23)	146	154,134
3.40%, 05/15/24	390	420,408
3.45%, 03/15/29 (Call 12/15/28)	232	261,891
3.60%, 09/15/28 (Call 06/15/28)	555	631,473
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	280	294,823
3.63%, 06/19/28 (Call 03/19/28)	270	308,664
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	443	462,505
3.20%, 09/23/26 (Call 06/23/26)	695	754,207

Security	Par (000)	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	$335	$333,797
4.40%, 11/26/23 (Call 10/26/23)	290	313,313
5.00%, 11/26/28 (Call 08/26/28)	300	362,373
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	514	569,610
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)(c)	330	335,244
2.30%, 06/22/27 (Call 04/22/27)(c)	65	66,884
2.70%, 06/22/30 (Call 03/22/30)(c)	230	235,138
Wyeth LLC, 6.45%, 02/01/24	20	22,825
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	25	25,143
3.00%, 09/12/27 (Call 06/12/27)	160	173,781
3.25%, 02/01/23 (Call 11/01/22)	386	398,958
3.90%, 08/20/28 (Call 05/20/28)	228	259,975
4.50%, 11/13/25 (Call 08/13/25)	116	131,506

		41,743,882

Pipelines — 1.0%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	165	169,970
4.45%, 07/15/27 (Call 04/15/27)	15	16,955
4.80%, 05/03/29 (Call 02/03/29)	145	167,736
4.95%, 12/15/24 (Call 09/15/24)	130	144,680
5.95%, 06/01/26 (Call 03/01/26)	65	76,729
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	415	456,043
5.13%, 06/30/27 (Call 01/01/27)	299	348,434
5.88%, 03/31/25 (Call 10/02/24)	394	447,785
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	247	276,571
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)(c)	144	153,193
3.60%, 12/15/24 (Call 09/15/24)(c)	29	31,239
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	175	186,105
4.15%, 09/15/29 (Call 06/15/29)	145	159,026
4.40%, 03/15/27 (Call 12/15/26)	102	113,492
4.95%, 05/15/28 (Call 02/15/28)	151	171,761
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	130	152,638
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	235	251,488
3.70%, 07/15/27 (Call 04/15/27)	230	254,932
4.25%, 12/01/26 (Call 09/01/26)	291	328,379
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	215	225,888
3.45%, 01/15/23 (Call 10/15/22)	120	123,577
3.60%, 02/01/23 (Call 11/01/22)	267	276,035
4.05%, 03/15/25 (Call 12/15/24)	291	315,054
4.20%, 04/15/27 (Call 01/15/27)	277	307,753
4.25%, 03/15/23 (Call 12/15/22)	230	240,212
4.25%, 04/01/24 (Call 01/01/24)	87	93,343
4.50%, 04/15/24 (Call 03/15/24)	292	316,826
4.75%, 01/15/26 (Call 10/15/25)	340	381,514
4.90%, 02/01/24 (Call 11/01/23)	140	151,292
4.95%, 06/15/28 (Call 03/15/28)	334	386,939
5.25%, 04/15/29 (Call 01/15/29)	121	142,686
5.50%, 06/01/27 (Call 03/01/27)	243	286,482
5.95%, 12/01/25 (Call 09/01/25)	69	80,562

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	$102	$108,597
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 07/01/22)	235	243,293
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	425	451,244
3.13%, 07/31/29 (Call 04/30/29)	260	281,562
3.35%, 03/15/23 (Call 12/15/22)	424	439,633
3.70%, 02/15/26 (Call 11/15/25)	110	121,568
3.75%, 02/15/25 (Call 11/15/24)	354	384,653
3.90%, 02/15/24 (Call 11/15/23)	360	385,567
3.95%, 02/15/27 (Call 11/15/26)	200	224,108
4.15%, 10/16/28 (Call 07/16/28)	110	126,546
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(b)	200	206,622
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(b)	100	104,150
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	233	241,202
3.50%, 09/01/23 (Call 06/01/23)	199	208,998
4.15%, 02/01/24 (Call 11/01/23)	30	32,182
4.25%, 09/01/24 (Call 06/01/24)	100	109,106
4.30%, 05/01/24 (Call 02/01/24)	175	189,607
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	207	201,941
3.15%, 01/15/23 (Call 12/15/22)	253	261,883
4.30%, 03/01/28 (Call 12/01/27)	375	428,651
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	70	80,384
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	326	330,140
2.65%, 08/15/30 (Call 05/15/30)	295	299,794
3.38%, 03/15/23 (Call 02/15/23)	138	143,564
3.50%, 12/01/22 (Call 11/01/22)	295	305,180
4.00%, 02/15/25 (Call 11/15/24)	60	65,333
4.00%, 03/15/28 (Call 12/15/27)	255	284,628
4.13%, 03/01/27 (Call 12/01/26)	350	392,661
4.50%, 07/15/23 (Call 04/15/23)	115	122,150
4.80%, 02/15/29 (Call 11/15/28)	40	46,862
4.88%, 12/01/24 (Call 09/01/24)	259	288,267
4.88%, 06/01/25 (Call 03/01/25)	455	511,652
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	15	15,416
2.75%, 09/01/24 (Call 08/01/24)	105	110,126
3.10%, 03/15/30 (Call 12/15/29)	50	52,557
3.40%, 09/01/29 (Call 06/01/29)	161	173,009
4.00%, 07/13/27 (Call 04/13/27)	116	128,819
4.35%, 03/15/29 (Call 12/15/28)	190	215,553
4.55%, 07/15/28 (Call 04/15/28)	160	182,930
5.85%, 01/15/26 (Call 12/15/25)	110	129,446
6.35%, 01/15/31 (Call 10/15/30)	35	45,121
7.50%, 09/01/23 (Call 06/01/23)	120	133,982
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	288	294,820
4.90%, 03/15/25 (Call 12/15/24)	122	136,076
5.00%, 09/15/23 (Call 06/15/23)	110	118,088
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	138	143,586
3.15%, 12/15/29 (Call 09/15/29)	25	26,408
3.55%, 10/01/26 (Call 07/01/26)	90	97,641
3.61%, 02/15/25 (Call 11/15/24)	10	10,767

Security	Par (000)	Value

Pipelines (continued)
3.75%, 03/01/28 (Call 12/01/27)	$160	$174,818
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	450	479,713
3.80%, 09/15/30 (Call 06/15/30)	50	53,848
3.85%, 10/15/23 (Call 07/15/23)	220	231,869
4.50%, 12/15/26 (Call 09/15/26)	296	332,207
4.65%, 10/15/25 (Call 07/15/25)	407	453,451
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	99	111,234
4.50%, 05/15/30 (Call 11/15/29)	252	292,504
5.00%, 03/15/27 (Call 09/15/26)	339	392,169
5.63%, 04/15/23 (Call 01/15/23)	275	293,274
5.63%, 03/01/25 (Call 12/01/24)	470	535,556
5.75%, 05/15/24 (Call 02/15/24)	500	557,490
5.88%, 06/30/26 (Call 12/31/25)	285	336,864
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	161	174,909
3.50%, 03/15/25 (Call 12/15/24)	155	166,881
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	110	122,254
4.38%, 03/13/25 (Call 12/13/24)	90	98,952
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	110	143,768
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)	266	282,013
4.10%, 04/15/30 (Call 01/15/30)	235	269,378
4.25%, 05/15/28 (Call 02/15/28)	275	316,068
4.88%, 01/15/26 (Call 10/15/25)	105	120,472
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	305	344,519
7.85%, 02/01/26 (Call 11/01/25)	215	270,657
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	30	33,859
Williams Companies Inc. (The)
3.50%, 11/15/30 (Call 08/15/30)	65	71,364
3.70%, 01/15/23 (Call 10/15/22)	40	41,450
3.75%, 06/15/27 (Call 03/15/27)	339	376,439
3.90%, 01/15/25 (Call 10/15/24)	393	426,429
4.00%, 09/15/25 (Call 06/15/25)	80	88,299
4.30%, 03/04/24 (Call 12/04/23)	170	183,343
4.55%, 06/24/24 (Call 03/24/24)	118	129,334

		24,776,777

Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	410	417,109
4.88%, 03/01/26 (Call 12/01/25)	65	74,799
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	100	100,976

		592,884

Real Estate Investment Trusts — 1.9%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	131	137,745
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	70	73,836
3.45%, 04/30/25 (Call 02/28/25)	235	255,130
3.80%, 04/15/26 (Call 02/15/26)	184	205,083
3.95%, 01/15/27 (Call 10/15/26)	100	112,203
3.95%, 01/15/28 (Call 10/15/27)	100	113,252
4.90%, 12/15/30 (Call 09/15/30)	65	80,068
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	190	197,463
3.30%, 07/15/26 (Call 05/15/26)	200	215,420

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.63%, 11/15/27 (Call 08/15/27)	$60	$65,686
3.75%, 04/15/23 (Call 01/15/23)	15	15,654
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	180	206,242
American Tower Corp.
0.60%, 01/15/24	375	374,824
1.30%, 09/15/25 (Call 08/15/25)	20	20,102
1.50%, 01/31/28 (Call 11/30/27)	300	293,967
1.88%, 10/15/30 (Call 07/15/30)	470	456,252
2.10%, 06/15/30 (Call 03/15/30)	35	34,623
2.40%, 03/15/25 (Call 02/15/25)	175	182,677
2.75%, 01/15/27 (Call 11/15/26)	140	147,972
2.95%, 01/15/25 (Call 12/15/24)	172	182,525
3.13%, 01/15/27 (Call 10/15/26)	178	191,425
3.38%, 05/15/24 (Call 04/15/24)	207	220,958
3.38%, 10/15/26 (Call 07/15/26)	251	273,101
3.50%, 01/31/23	399	416,241
3.55%, 07/15/27 (Call 04/15/27)	210	231,021
3.60%, 01/15/28 (Call 10/15/27)	70	77,099
3.80%, 08/15/29 (Call 05/15/29)	174	194,287
3.95%, 03/15/29 (Call 12/15/28)	124	139,376
4.00%, 06/01/25 (Call 03/01/25)	170	186,645
4.40%, 02/15/26 (Call 11/15/25)	186	209,566
5.00%, 02/15/24	155	170,870
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	250	257,245
2.45%, 01/15/31 (Call 10/17/30)	420	437,086
3.35%, 05/15/27 (Call 02/15/27)	50	55,388
3.45%, 06/01/25 (Call 03/03/25)	281	306,152
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	300	303,951
2.75%, 10/01/26 (Call 07/01/26)	340	363,225
2.90%, 03/15/30 (Call 12/15/29)	157	164,960
3.13%, 09/01/23 (Call 06/01/23)	176	184,087
3.20%, 01/15/25 (Call 10/15/24)	275	293,716
3.40%, 06/21/29 (Call 03/21/29)	200	219,268
3.65%, 02/01/26 (Call 11/03/25)	305	335,771
3.80%, 02/01/24 (Call 11/01/23)	214	228,021
3.85%, 02/01/23 (Call 11/01/22)	298	309,509
4.50%, 12/01/28 (Call 09/01/28)	35	40,907
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	120	131,449
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	100	100,438
3.25%, 09/15/23 (Call 09/02/21)	280	294,423
3.65%, 06/15/24 (Call 04/15/24)	260	278,819
3.90%, 03/15/27 (Call 12/15/26)	160	176,741
4.05%, 07/01/30 (Call 04/01/30)	20	22,641
4.13%, 06/15/26 (Call 03/15/26)	280	313,275
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	280	298,956
2.95%, 12/15/22 (Call 09/15/22)	60	61,586
4.10%, 10/15/28 (Call 07/15/28)	118	136,550
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	276	290,772
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	180	191,866
4.15%, 04/01/25 (Call 01/01/25)	52	56,232

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	$100	$99,171
5.00%, 07/01/25 (Call 04/01/25)	115	129,430
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	423	416,520
2.10%, 04/01/31 (Call 01/01/31)	530	519,464
3.20%, 09/01/24 (Call 07/01/24)	352	375,588
3.65%, 09/01/27 (Call 06/01/27)	180	199,415
3.70%, 06/15/26 (Call 03/15/26)	263	289,552
3.80%, 02/15/28 (Call 11/15/27)	179	199,279
4.00%, 03/01/27 (Call 12/01/26)	239	268,359
4.45%, 02/15/26 (Call 11/15/25)	304	342,344
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	30	32,168
4.00%, 11/15/25 (Call 08/15/25)	140	154,363
4.38%, 12/15/23 (Call 09/15/23)	105	113,034
4.38%, 02/15/29 (Call 11/15/28)	120	138,371
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 10/15/24)	310	325,302
3.45%, 11/15/29 (Call 08/15/29)	241	253,486
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	371	412,515
3.70%, 08/15/27 (Call 05/15/27)	201	225,315
4.45%, 07/15/28 (Call 04/15/28)	176	204,496
4.75%, 10/01/25 (Call 07/01/25)	74	83,976
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	140	136,573
1.75%, 02/01/31 (Call 11/01/30)	130	125,918
2.88%, 11/15/29 (Call 08/15/29)	115	122,498
3.38%, 12/15/27 (Call 09/15/27)	165	181,934
3.75%, 12/01/24 (Call 09/01/24)	40	43,389
4.00%, 09/15/28 (Call 06/15/28)	100	114,543
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	280	278,594
1.45%, 05/15/26 (Call 04/15/26)	295	295,879
1.55%, 03/15/28 (Call 01/15/28)	235	232,511
1.80%, 07/15/27 (Call 05/15/27)	115	116,793
2.00%, 05/15/28 (Call 03/15/28)	215	217,918
2.50%, 05/15/31 (Call 02/15/31)	250	256,490
2.90%, 11/18/26 (Call 09/18/26)	326	349,048
3.20%, 11/18/29 (Call 08/18/29)	318	342,731
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	60	59,050
2.85%, 11/01/26 (Call 08/01/26)	339	363,998
3.00%, 04/15/23 (Call 01/15/23)	290	300,454
3.00%, 07/01/29 (Call 04/01/29)	178	193,023
3.25%, 08/01/27 (Call 05/01/27)	100	109,880
4.15%, 12/01/28 (Call 09/01/28)	174	201,074
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	109	103,857
2.55%, 06/15/31 (Call 03/15/31)	110	113,098
3.25%, 05/01/23 (Call 02/01/23)	145	150,623
3.38%, 04/15/26 (Call 01/15/26)	285	310,262
3.50%, 04/01/25 (Call 01/01/25)	125	135,304
3.63%, 05/01/27 (Call 02/01/27)	25	27,713
3.88%, 05/01/24 (Call 02/01/24)	440	472,432
4.00%, 03/01/29 (Call 12/01/28)	35	39,858
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	300	305,121
Federal Realty Investment Trust 3.20%, 06/15/29 (Call 03/15/29)	150	162,093

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 06/01/30 (Call 03/01/30)	$85	$93,741
3.95%, 01/15/24 (Call 10/15/23)	65	69,486
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	64	71,818
5.30%, 01/15/29 (Call 10/15/28)	135	158,255
5.38%, 11/01/23 (Call 08/01/23)	320	346,922
5.38%, 04/15/26 (Call 01/15/26)	320	366,880
5.75%, 06/01/28 (Call 03/03/28)	116	138,274
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	75	82,831
Healthcare Trust of America Holdings LP
3.10%, 02/15/30 (Call 11/15/29)	85	90,844
3.50%, 08/01/26 (Call 05/01/26)	160	175,043
3.75%, 07/01/27 (Call 04/01/27)	175	195,354
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	225	240,797
3.40%, 02/01/25 (Call 11/01/24)	2	2,147
4.00%, 06/01/25 (Call 03/01/25)	278	306,337
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	205	232,618
Host Hotels & Resorts LP
Series D, 3.75%, 10/15/23 (Call 07/15/23)	275	289,275
Series E, 4.00%, 06/15/25 (Call 03/15/25)	250	270,302
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)	10	11,060
4.65%, 04/01/29 (Call 01/01/29)	185	215,514
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31 (Call 05/15/31)	30	29,249
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	230	245,891
4.25%, 08/15/29 (Call 05/15/29)	55	62,862
4.38%, 10/01/25 (Call 07/01/25)	70	77,974
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	75	75,479
2.80%, 10/01/26 (Call 07/01/26)	156	166,814
3.13%, 06/01/23 (Call 03/01/23)	133	138,277
3.30%, 02/01/25 (Call 12/01/24)	150	161,137
3.80%, 04/01/27 (Call 01/01/27)	70	78,177
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	35	39,504
4.00%, 06/15/29 (Call 03/15/29)	190	215,931
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	225	247,250
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	90	89,848
1.70%, 02/15/31 (Call 11/15/30)	75	72,209
3.60%, 06/01/27 (Call 03/01/27)	323	359,554
3.75%, 06/15/24 (Call 03/15/24)	41	44,096
3.95%, 03/15/29 (Call 12/15/28)	125	142,561
4.30%, 10/15/23 (Call 07/15/23)	325	347,438
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	155	169,686
4.30%, 10/15/28 (Call 07/15/28)	102	116,717
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)	110	117,347
4.50%, 02/01/25 (Call 11/01/24)	125	135,144
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)	165	176,070
4.50%, 04/01/27 (Call 01/01/27)	175	196,443
4.75%, 01/15/28 (Call 10/15/27)	209	237,190
4.95%, 04/01/24 (Call 01/01/24)	150	163,504
5.25%, 01/15/26 (Call 10/15/25)	10	11,416

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	$55	$60,830
4.30%, 03/15/27 (Call 12/15/26)	80	91,286
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	175	181,645
4.45%, 03/15/24 (Call 12/15/23)	105	112,786
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	195	185,593
2.13%, 04/15/27 (Call 02/15/27)	281	293,586
2.25%, 04/15/30 (Call 01/15/30)	375	386,419
3.25%, 10/01/26 (Call 07/01/26)	37	40,660
3.88%, 09/15/28 (Call 06/15/28)	55	63,322
4.38%, 02/01/29 (Call 11/01/28)	25	29,525
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	15	14,898
1.85%, 05/01/28 (Call 03/01/28)	245	250,520
2.30%, 05/01/31 (Call 02/01/31)	220	226,503
3.09%, 09/15/27 (Call 06/15/27)	355	390,827
3.39%, 05/01/29 (Call 02/01/29)	111	123,692
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	117	118,576
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	300	294,681
3.00%, 01/15/27 (Call 10/15/26)	155	167,822
3.25%, 01/15/31 (Call 10/15/30)	285	314,800
3.65%, 01/15/28 (Call 10/15/27)	130	145,950
3.88%, 07/15/24 (Call 04/15/24)	110	118,920
3.88%, 04/15/25 (Call 02/15/25)	100	110,123
4.65%, 08/01/23 (Call 05/01/23)	305	326,319
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	300	319,242
3.60%, 02/01/27 (Call 11/01/26)	121	134,074
3.70%, 06/15/30 (Call 03/15/30)	10	11,210
Rexford Industrial Realty LP, 2.15%, 09/01/31 (Call 06/01/31)	90	88,472
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	175	187,434
5.13%, 08/15/26 (Call 05/15/26)	190	214,265
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	110	111,138
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	100	99,696
2.00%, 09/13/24 (Call 06/13/24)	273	282,866
2.25%, 01/15/32 (Call 10/15/31)	100	99,223
2.75%, 02/01/23 (Call 09/09/21)	230	236,484
2.75%, 06/01/23 (Call 03/01/23)	158	163,693
3.25%, 11/30/26 (Call 08/30/26)	225	245,830
3.30%, 01/15/26 (Call 10/15/25)	206	223,351
3.38%, 10/01/24 (Call 07/01/24)	308	330,733
3.38%, 06/15/27 (Call 03/15/27)	325	357,246
3.38%, 12/01/27 (Call 09/01/27)	147	161,812
3.50%, 09/01/25 (Call 06/01/25)	300	327,234
3.75%, 02/01/24 (Call 11/01/23)	150	160,377
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	100	106,008
4.70%, 06/01/27 (Call 03/01/27)	20	22,521
Spirit Realty LP
3.20%, 01/15/27 (Call 11/15/26)	68	72,979
3.40%, 01/15/30 (Call 10/15/29)	175	187,897
4.45%, 09/15/26 (Call 06/15/26)	191	214,936
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	150	172,752

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	$105	$106,981
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	192	201,014
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	334	358,041
3.50%, 07/01/27 (Call 04/01/27)	135	149,255
3.50%, 01/15/28 (Call 10/15/27)	115	126,595
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	100	100,489
3.00%, 01/15/30 (Call 10/15/29)	110	115,932
3.13%, 06/15/23 (Call 09/01/21)	260	272,498
3.25%, 10/15/26 (Call 07/15/26)	270	291,762
3.50%, 04/15/24 (Call 03/15/24)	241	256,819
3.50%, 02/01/25 (Call 11/01/24)	187	200,997
3.75%, 05/01/24 (Call 02/01/24)	257	274,800
3.85%, 04/01/27 (Call 01/01/27)	165	184,221
4.13%, 01/15/26 (Call 10/15/25)	100	111,275
4.40%, 01/15/29 (Call 10/15/28)	81	93,290
4.75%, 11/15/30 (Call 08/15/30)	45	53,658
VEREIT Operating Partnership LP
3.10%, 12/15/29 (Call 09/15/29)	225	242,185
4.60%, 02/06/24 (Call 11/06/23)	256	277,384
4.63%, 11/01/25 (Call 09/01/25)	70	79,321
4.88%, 06/01/26 (Call 03/01/26)	270	311,885
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	135	143,871
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	160	161,309
2.70%, 02/15/27 (Call 12/15/26)	105	111,614
2.80%, 06/01/31 (Call 03/01/31)	295	308,343
3.63%, 03/15/24 (Call 02/15/24)	449	479,487
4.00%, 06/01/25 (Call 03/01/25)	326	358,593
4.25%, 04/15/28 (Call 01/15/28)	370	425,289
4.50%, 01/15/24 (Call 10/15/23)	324	349,858
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	487	556,894
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	100	108,921
4.25%, 10/01/26 (Call 07/01/26)	70	79,363
4.60%, 04/01/24 (Call 01/01/24)	325	353,483

		45,280,603

Retail — 1.0%
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	20	22,361
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	35	34,811
2.40%, 08/01/31 (Call 05/01/31)	45	44,550
3.50%, 11/15/24 (Call 09/15/24)	93	99,862
3.80%, 11/15/27 (Call 08/15/27)	125	138,206
4.50%, 10/01/25 (Call 07/01/25)	75	83,746
4.75%, 06/01/30 (Call 03/01/30)	45	53,109
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	202	207,426
3.13%, 07/15/23 (Call 04/15/23)	34	35,477
3.13%, 04/18/24 (Call 03/18/24)	90	95,512
3.13%, 04/21/26 (Call 01/21/26)	250	271,167
3.25%, 04/15/25 (Call 01/15/25)	205	220,449
3.63%, 04/15/25 (Call 03/15/25)	372	405,086
3.75%, 06/01/27 (Call 03/01/27)	210	236,141
3.75%, 04/18/29 (Call 01/18/29)	135	151,724
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	330	325,878
4.45%, 10/01/28 (Call 07/01/28)	65	75,763

Security	Par (000)	Value

Retail (continued)
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	$315	$318,490
2.75%, 05/18/24 (Call 03/18/24)	235	248,717
3.00%, 05/18/27 (Call 02/18/27)	375	412,631
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	254	281,970
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	327	339,589
3.50%, 04/03/30 (Call 01/03/30)	214	238,595
3.88%, 04/15/27 (Call 01/15/27)	273	306,904
4.13%, 05/01/28 (Call 02/01/28)	135	155,419
4.15%, 11/01/25 (Call 08/01/25)	76	84,865
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	175	184,012
4.00%, 05/15/25 (Call 03/15/25)	181	198,763
4.20%, 05/15/28 (Call 02/15/28)	380	432,486
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	505	491,193
1.38%, 03/15/31 (Call 12/15/30)	400	386,132
2.13%, 09/15/26 (Call 06/15/26)	208	218,910
2.50%, 04/15/27 (Call 02/15/27)	143	152,927
2.70%, 04/01/23 (Call 01/01/23)	236	243,720
2.70%, 04/15/30 (Call 01/15/30)	277	297,581
2.80%, 09/14/27 (Call 06/14/27)	213	231,859
2.95%, 06/15/29 (Call 03/15/29)	338	370,042
3.00%, 04/01/26 (Call 01/01/26)	136	147,797
3.35%, 09/15/25 (Call 06/15/25)	231	252,756
3.75%, 02/15/24 (Call 11/15/23)	164	175,964
3.90%, 12/06/28 (Call 09/06/28)	202	234,564
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	280	274,817
1.70%, 10/15/30 (Call 07/15/30)	130	126,144
2.50%, 04/15/26 (Call 01/15/26)	283	300,815
2.63%, 04/01/31 (Call 01/01/31)	525	547,606
3.10%, 05/03/27 (Call 02/03/27)	284	310,259
3.38%, 09/15/25 (Call 06/15/25)	441	481,254
4.00%, 04/15/25 (Call 03/15/25)	10	11,013
4.50%, 04/15/30 (Call 01/15/30)	308	365,522
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	130	132,561
2.13%, 03/01/30 (Call 12/01/29)	12	12,213
2.63%, 09/01/29 (Call 06/01/29)	254	268,054
3.25%, 06/10/24	138	147,752
3.30%, 07/01/25 (Call 06/01/25)	104	112,755
3.35%, 04/01/23 (Call 03/01/23)	295	308,057
3.38%, 05/26/25 (Call 02/26/25)	50	54,141
3.50%, 03/01/27 (Call 12/01/26)	356	393,416
3.50%, 07/01/27 (Call 05/01/27)	51	56,688
3.60%, 07/01/30 (Call 04/01/30)	437	493,482
3.70%, 01/30/26 (Call 10/30/25)	421	466,140
3.80%, 04/01/28 (Call 01/01/28)	175	198,021
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	50	48,508
3.55%, 03/15/26 (Call 12/15/25)	267	294,704
3.60%, 09/01/27 (Call 06/01/27)	239	268,471
3.85%, 06/15/23 (Call 03/15/23)	435	457,320
3.90%, 06/01/29 (Call 03/01/29)	54	61,335
4.35%, 06/01/28 (Call 03/01/28)	95	110,527
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	10	9,838
4.60%, 04/15/25 (Call 03/15/25)	75	84,080

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	$45	$46,504
2.25%, 03/12/30 (Call 12/12/29)	402	410,321
2.45%, 06/15/26 (Call 03/15/26)	355	376,204
2.55%, 11/15/30 (Call 08/15/30)	25	26,078
3.10%, 03/01/23 (Call 02/01/23)	300	311,637
3.50%, 03/01/28 (Call 12/01/27)	220	245,346
3.55%, 08/15/29 (Call 05/15/29)	241	270,272
3.80%, 08/15/25 (Call 06/15/25)	295	325,819
3.85%, 10/01/23 (Call 07/01/23)	259	275,260
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	304	319,586
2.35%, 02/15/30 (Call 11/15/29)	340	357,493
2.50%, 04/15/26	308	331,020
3.38%, 04/15/29 (Call 01/15/29)	249	279,856
3.50%, 07/01/24	297	321,963
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	335	353,529
2.50%, 05/15/23 (Call 02/15/23)	231	238,466
3.88%, 04/15/30 (Call 01/15/30)	175	202,123
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	110	107,093
Walgreen Co., 3.10%, 09/15/22	105	107,913
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	141	153,931
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	346	354,927
2.38%, 09/24/29 (Call 06/24/29)	10	10,652
2.55%, 04/11/23 (Call 01/11/23)	315	325,108
2.65%, 12/15/24 (Call 10/15/24)	433	461,647
2.85%, 07/08/24 (Call 06/08/24)	520	553,691
3.05%, 07/08/26 (Call 05/08/26)	202	221,202
3.25%, 07/08/29 (Call 04/08/29)	25	28,066
3.30%, 04/22/24 (Call 01/22/24)	399	426,064
3.40%, 06/26/23 (Call 05/26/23)	485	511,515
3.55%, 06/26/25 (Call 04/26/25)	392	431,447
3.70%, 06/26/28 (Call 03/26/28)	489	558,487
5.88%, 04/05/27	200	250,010

		24,495,877

Savings & Loans — 0.0%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	233	240,540

Semiconductors — 0.8%
Altera Corp., 4.10%, 11/15/23	160	172,736
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	250	259,438
3.13%, 12/05/23 (Call 10/05/23)	90	94,977
3.50%, 12/05/26 (Call 09/05/26)	335	370,761
3.90%, 12/15/25 (Call 09/15/25)	95	105,859
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	150	149,325
3.30%, 04/01/27 (Call 01/01/27)	302	334,477
3.90%, 10/01/25 (Call 07/01/25)	222	247,275
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	399	424,321
3.50%, 01/15/28 (Call 10/15/27)	60	65,275
3.63%, 01/15/24 (Call 11/15/23)	40	42,515
3.88%, 01/15/27 (Call 10/15/26)	566	624,739
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(c)	400	398,976

Security	Par (000)	Value

Semiconductors (continued)
2.45%, 02/15/31 (Call 11/15/30)(c)	$500	$495,250
3.15%, 11/15/25 (Call 10/15/25)	515	551,678
3.46%, 09/15/26 (Call 07/15/26)	25	27,138
3.63%, 10/15/24 (Call 09/15/24)	270	291,991
4.11%, 09/15/28 (Call 06/15/28)	60	67,340
4.15%, 11/15/30 (Call 08/15/30)	520	585,426
4.25%, 04/15/26 (Call 02/15/26)	373	417,118
4.70%, 04/15/25 (Call 03/15/25)	25	27,982
4.75%, 04/15/29 (Call 01/15/29)	501	582,272
5.00%, 04/15/30 (Call 01/15/30)	460	545,601
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	75	75,440
2.00%, 08/12/31 (Call 05/12/31)	100	100,564
2.45%, 11/15/29 (Call 08/15/29)	31	32,707
2.60%, 05/19/26 (Call 02/19/26)	130	139,438
2.70%, 12/15/22	419	432,249
2.88%, 05/11/24 (Call 03/11/24)	339	359,571
3.15%, 05/11/27 (Call 02/11/27)	144	158,646
3.40%, 03/25/25 (Call 02/25/25)	563	612,296
3.70%, 07/29/25 (Call 04/29/25)	390	429,589
3.75%, 03/25/27 (Call 01/25/27)	261	295,259
3.90%, 03/25/30 (Call 12/25/29)	494	574,305
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	149	171,851
4.65%, 11/01/24 (Call 08/01/24)	514	570,494
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	190	191,511
3.75%, 03/15/26 (Call 01/15/26)	327	365,305
3.80%, 03/15/25 (Call 12/15/24)	200	219,358
4.00%, 03/15/29 (Call 12/15/28)	145	168,093
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(c)	190	191,341
2.45%, 04/15/28 (Call 02/15/28)(c)	200	205,704
2.95%, 04/15/31 (Call 01/15/31)(c)	95	98,628
4.88%, 06/22/28 (Call 03/22/28)(c)	140	162,968
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	130	144,227
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	42	44,538
Micron Technology Inc.
2.50%, 04/24/23	142	146,554
4.19%, 02/15/27 (Call 12/15/26)	168	190,898
4.64%, 02/06/24 (Call 01/06/24)	93	101,206
4.66%, 02/15/30 (Call 11/15/29)	170	199,150
4.98%, 02/06/26 (Call 12/06/25)	258	296,914
5.33%, 02/06/29 (Call 11/06/28)	140	169,385
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	365	366,799
2.00%, 06/15/31 (Call 03/15/31)	230	232,061
2.85%, 04/01/30 (Call 01/01/30)	464	502,424
3.20%, 09/16/26 (Call 06/16/26)	165	181,533
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(c)	419	458,839
5.35%, 03/01/26 (Call 01/01/26)(c)	90	104,846
5.55%, 12/01/28 (Call 09/01/28)(c)	23	28,177
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(c)	185	190,295
2.70%, 05/01/25 (Call 04/01/25)(c)	45	47,342
3.40%, 05/01/30 (Call 02/01/30)(c)	125	137,191
3.88%, 06/18/26 (Call 04/18/26)(c)	100	110,843

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.30%, 06/18/29 (Call 03/18/29)(c)	$325	$373,652
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	433	427,631
2.15%, 05/20/30 (Call 02/20/30)	220	225,183
2.60%, 01/30/23 (Call 12/30/22)	50	51,578
3.25%, 05/20/27 (Call 02/20/27)	383	424,073
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	285	290,686
2.25%, 09/04/29 (Call 06/04/29)	25	26,119
2.63%, 05/15/24 (Call 03/15/24)	60	63,169
2.90%, 11/03/27 (Call 08/03/27)	141	154,264
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	212	217,917
2.95%, 06/01/24 (Call 04/01/24)	328	346,378

		18,691,659

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)(c)	100	100,096
3.48%, 12/01/27 (Call 09/01/27)	205	223,700

		323,796

Software — 0.9%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	80	75,231
3.40%, 09/15/26 (Call 06/15/26)	437	481,338
3.40%, 06/15/27 (Call 03/15/27)	30	33,245
Adobe Inc.
1.70%, 02/01/23	111	113,305
1.90%, 02/01/25 (Call 01/01/25)	120	124,535
2.15%, 02/01/27 (Call 12/01/26)	205	215,350
2.30%, 02/01/30 (Call 11/01/29)	252	263,191
3.25%, 02/01/25 (Call 11/01/24)	330	355,816
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	223	236,897
3.50%, 06/15/27 (Call 03/15/27)	250	276,933
4.38%, 06/15/25 (Call 03/15/25)	125	139,296
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	200	205,772
3.40%, 06/27/26 (Call 03/27/26)	230	252,809
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	75	84,748
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	50	52,681
4.50%, 12/01/27 (Call 09/01/27)	214	243,958
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	200	196,560
4.80%, 03/01/26 (Call 12/01/25)	305	350,515
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	325	323,664
1.65%, 03/01/28 (Call 01/01/28)	360	359,964
2.25%, 03/01/31 (Call 12/01/30)	465	468,971
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	131	136,155
2.65%, 06/01/30 (Call 03/01/30)	422	438,289
2.75%, 07/01/24 (Call 06/01/24)	390	412,074
3.20%, 07/01/26 (Call 05/01/26)	365	396,751
3.50%, 07/01/29 (Call 04/01/29)	356	391,682
3.80%, 10/01/23 (Call 09/01/23)	173	184,486
3.85%, 06/01/25 (Call 03/01/25)	308	338,193
Intuit Inc.
0.65%, 07/15/23	295	296,664

Security	Par (000)	Value

Software (continued)
0.95%, 07/15/25 (Call 06/15/25)	$280	$281,123
1.65%, 07/15/30 (Call 04/15/30)	250	249,170
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	353	364,172
2.13%, 11/15/22	155	158,567
2.40%, 08/08/26 (Call 05/08/26)	764	817,037
2.65%, 11/03/22 (Call 09/03/22)	270	276,720
2.70%, 02/12/25 (Call 11/12/24)	400	426,288
2.88%, 02/06/24 (Call 12/06/23)	80	84,480
3.13%, 11/03/25 (Call 08/03/25)	661	720,801
3.30%, 02/06/27 (Call 11/06/26)	693	773,069
3.63%, 12/15/23 (Call 09/15/23)	508	543,225
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	265	269,253
2.30%, 03/25/28 (Call 01/25/28)	420	433,583
2.40%, 09/15/23 (Call 07/15/23)	448	464,218
2.50%, 10/15/22	547	560,303
2.50%, 04/01/25 (Call 03/01/25)	543	569,607
2.63%, 02/15/23 (Call 01/15/23)	449	462,730
2.65%, 07/15/26 (Call 04/15/26)	585	619,650
2.80%, 04/01/27 (Call 02/01/27)	401	427,899
2.88%, 03/25/31 (Call 12/25/30)	380	400,231
2.95%, 11/15/24 (Call 09/15/24)	577	614,407
2.95%, 05/15/25 (Call 02/15/25)	523	556,566
2.95%, 04/01/30 (Call 01/01/30)	630	668,783
3.25%, 11/15/27 (Call 08/15/27)	453	494,631
3.40%, 07/08/24 (Call 04/08/24)	333	356,490
3.63%, 07/15/23	398	421,343
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	105	104,769
1.40%, 09/15/27 (Call 07/15/27)	40	39,830
1.75%, 02/15/31 (Call 11/15/30)	150	145,277
2.35%, 09/15/24 (Call 08/15/24)	115	120,382
2.95%, 09/15/29 (Call 06/15/29)	181	194,584
3.13%, 11/15/22 (Call 08/15/22)	275	282,219
3.65%, 09/15/23 (Call 08/15/23)	75	79,645
3.80%, 12/15/26 (Call 09/15/26)	255	285,230
4.20%, 09/15/28 (Call 06/15/28)	305	351,976
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	120	120,486
1.95%, 07/15/31 (Call 04/15/31)	130	131,879
3.25%, 04/11/23 (Call 03/11/23)	30	31,366
3.70%, 04/11/28 (Call 01/11/28)	235	267,289
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	363	344,904
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	244	273,365
4.50%, 05/15/25 (Call 04/15/25)	11	12,289
4.65%, 05/15/27 (Call 03/15/27)	58	67,067

		22,315,976

Telecommunications — 0.9%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	435	435,074
2.63%, 12/01/22 (Call 09/01/22)	136	139,142
2.95%, 07/15/26 (Call 04/15/26)	275	296,236
3.80%, 02/15/27 (Call 11/15/26)	262	292,505
3.88%, 01/15/26 (Call 10/15/25)	275	305,344
3.90%, 03/11/24 (Call 12/11/23)	175	187,887
3.95%, 01/15/25 (Call 10/15/24)	250	275,200
4.05%, 12/15/23	150	161,957
4.10%, 02/15/28 (Call 11/15/27)	270	308,108

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.13%, 02/17/26 (Call 11/17/25)	$494	$553,206
4.25%, 03/01/27 (Call 12/01/26)	230	262,202
4.30%, 02/15/30 (Call 11/15/29)	621	721,335
4.35%, 03/01/29 (Call 12/01/28)	603	699,751
4.45%, 04/01/24 (Call 01/01/24)	280	304,657
Bell Telephone Co of Canada or Bell Canada (The), Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	100	99,954
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	215	232,686
9.63%, 12/15/30	180	277,859
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	187	193,887
2.50%, 09/20/26 (Call 06/20/26)	315	338,918
2.60%, 02/28/23	181	187,371
2.95%, 02/28/26	193	210,522
3.50%, 06/15/25	111	122,264
3.63%, 03/04/24	165	178,096
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	87	130,877
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)	75	74,947
Koninklijke KPN NV, 8.38%, 10/01/30	50	71,723
Motorola Solutions Inc.
2.75%, 05/24/31 (Call 02/24/31)	185	190,626
4.60%, 02/23/28 (Call 11/23/27)	240	279,103
4.60%, 05/23/29 (Call 02/23/29)	396	464,587
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	160	171,298
3.63%, 12/15/25 (Call 09/15/25)	205	225,020
4.10%, 10/01/23 (Call 07/01/23)	445	473,507
Telefonica Emisiones SA, 4.10%, 03/08/27	340	383,989
Telefonica Europe BV, 8.25%, 09/15/30	35	51,159
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	80	85,799
3.70%, 09/15/27 (Call 06/15/27)	135	152,362
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	465	472,933
2.55%, 02/15/31 (Call 11/15/30)	505	515,928
3.50%, 04/15/25 (Call 03/15/25)	903	976,297
3.75%, 04/15/27 (Call 02/15/27)	652	723,485
3.88%, 04/15/30 (Call 01/15/30)	973	1,089,818
Verizon Communications Inc.
0.75%, 03/22/24	370	371,450
0.85%, 11/20/25 (Call 10/20/25)	730	724,467
1.45%, 03/20/26 (Call 02/20/26)	515	521,978
1.75%, 01/20/31 (Call 10/20/30)	735	710,642
2.10%, 03/22/28 (Call 01/22/28)	420	431,260
2.55%, 03/21/31 (Call 12/21/30)	770	795,087
2.63%, 08/15/26	566	602,382
3.00%, 03/22/27 (Call 01/22/27)	7	7,571
3.15%, 03/22/30 (Call 12/22/29)	603	653,549
3.38%, 02/15/25	670	725,824
3.50%, 11/01/24 (Call 08/01/24)	522	564,120
3.88%, 02/08/29 (Call 11/08/28)	20	22,797
4.02%, 12/03/29 (Call 09/03/29)	654	753,074
4.13%, 03/16/27	818	934,680
4.15%, 03/15/24 (Call 12/15/23)	149	161,295
Vodafone Group PLC
4.13%, 05/30/25	614	683,701
4.38%, 05/30/28	822	955,082

		22,936,578

Security	Par (000)	Value

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	$80	$83,149

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	50	51,387
3.00%, 11/19/24 (Call 10/19/24)	135	143,442
3.50%, 09/15/27 (Call 06/15/27)	65	71,376
3.55%, 11/19/26 (Call 09/19/26)	240	263,191
3.90%, 11/19/29 (Call 08/19/29)	190	212,443

		741,839

Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	254	262,854
3.00%, 04/01/25 (Call 01/01/25)	235	252,418
3.25%, 06/15/27 (Call 03/15/27)	371	411,862
3.40%, 09/01/24 (Call 06/01/24)	234	252,002
3.75%, 04/01/24 (Call 01/01/24)	170	182,743
3.85%, 09/01/23 (Call 06/01/23)	340	360,893
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	185	196,731
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	110	110,030
2.90%, 02/01/25 (Call 11/01/24)	295	312,901
4.00%, 06/01/28 (Call 03/01/28)	107	121,756
4.45%, 03/15/23 (Call 12/15/22)	45	47,278
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	190	218,105
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	325	356,340
3.35%, 11/01/25 (Call 08/01/25)	260	283,293
3.80%, 03/01/28 (Call 12/01/27)	215	242,111
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	195	200,481
3.10%, 08/05/29 (Call 05/05/29)	280	303,167
3.25%, 04/01/26 (Call 01/01/26)	220	240,247
3.40%, 02/15/28 (Call 11/15/27)	158	175,401
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	180	200,606
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	145	153,465
3.00%, 05/15/23 (Call 02/15/23)	125	129,519
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	136	151,694
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	805	824,964
2.55%, 11/01/29 (Call 08/01/29)	49	51,498
2.90%, 02/15/23 (Call 11/15/22)	369	380,122
2.90%, 06/15/26 (Call 03/15/26)	109	117,791
3.15%, 06/01/27 (Call 03/01/27)	135	147,142
3.65%, 08/01/25 (Call 06/01/25)	114	124,934
3.80%, 08/01/28 (Call 05/01/28)	120	136,026
3.85%, 01/15/24 (Call 10/15/23)	175	187,026
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	91	95,364
2.90%, 12/01/26 (Call 10/01/26)	137	146,991
3.40%, 03/01/23 (Call 02/01/23)	45	46,857
3.65%, 03/18/24 (Call 02/18/24)	45	48,225
3.75%, 06/09/23 (Call 05/09/23)	156	164,553
3.88%, 12/01/23 (Call 11/01/23)	177	189,457
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	310	323,163

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.38%, 05/20/31 (Call 02/20/31)	$105	$108,607
2.40%, 02/05/30 (Call 11/05/29)	150	155,682
2.75%, 03/01/26 (Call 12/01/25)	195	208,740
3.00%, 04/15/27 (Call 01/15/27)	215	233,185
3.25%, 01/15/25 (Call 10/15/24)	188	202,136
3.50%, 06/08/23 (Call 05/08/23)	372	391,869
3.70%, 03/01/29 (Call 12/01/28)	196	221,213
3.95%, 09/10/28 (Call 06/10/28)	342	391,296
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	57	59,631
2.40%, 11/15/26 (Call 08/15/26)	181	192,951
2.45%, 10/01/22	600	614,238
2.50%, 09/01/29 (Call 06/01/29)	42	44,733
3.05%, 11/15/27 (Call 08/15/27)	535	593,818
3.40%, 03/15/29 (Call 12/15/28)	36	40,439
3.90%, 04/01/25 (Call 03/01/25)	455	501,970
4.45%, 04/01/30 (Call 01/01/30)	78	94,236

		12,204,754

Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	120	129,662
3.50%, 03/15/28 (Call 12/15/27)	65	71,818
3.85%, 03/30/27 (Call 12/30/26)	140	154,496
4.35%, 02/15/24 (Call 01/15/24)	200	216,498
4.55%, 11/07/28 (Call 08/07/28)	130	152,018
4.70%, 04/01/29 (Call 01/01/29)	193	226,800

		951,292

Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	300	308,064
2.80%, 05/01/30 (Call 02/01/30)	95	101,499
2.95%, 09/01/27 (Call 06/01/27)	237	257,022
3.40%, 03/01/25 (Call 12/01/24)	225	243,754
3.45%, 06/01/29 (Call 03/01/29)	135	150,277
3.75%, 09/01/28 (Call 06/01/28)	125	141,821
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	320	326,217
2.70%, 04/15/30 (Call 01/15/30)	11	11,514
3.57%, 05/01/29 (Call 02/01/29)	132	147,126

		1,687,294

Total Corporate Bonds & Notes — 33.2% (Cost: $776,013,052)		808,702,612

Foreign Government Obligations(e)

Canada — 0.6%
Canada Government International Bond
1.63%, 01/22/25	915	949,194
2.00%, 11/15/22	240	245,347
Export Development Canada
1.38%, 02/24/23	595	605,579
2.63%, 02/21/24	500	527,535
2.75%, 03/15/23	410	426,015
Hydro-Quebec
Series HH, 8.50%, 12/01/29	125	188,915
Series IO, 8.05%, 07/07/24	51	61,364
Province of Alberta Canada
1.00%, 05/20/25	1,035	1,045,474
1.30%, 07/22/30	140	136,381

Security	Par (000)	Value

Canada (continued)
3.35%, 11/01/23	$186	$197,900
Province of British Columbia Canada
0.90%, 07/20/26	2,000	2,005,960
2.00%, 10/23/22	225	229,651
2.25%, 06/02/26(a)	335	356,996
Province of Manitoba Canada
2.10%, 09/06/22	175	178,365
2.13%, 06/22/26	150	158,363
3.05%, 05/14/24	193	206,051
Province of New Brunswick Canada
2.50%, 12/12/22	100	102,564
3.63%, 02/24/28	150	172,539
Province of Ontario Canada
1.13%, 10/07/30	1,055	1,019,415
1.75%, 01/24/23	515	526,103
2.20%, 10/03/22	250	255,463
2.50%, 04/27/26	410	440,647
3.05%, 01/29/24	278	295,642
3.20%, 05/16/24	588	630,989
Province of Quebec Canada
0.60%, 07/23/25	610	607,639
2.50%, 04/20/26	470	505,673
2.63%, 02/13/23	260	269,095
2.75%, 04/12/27	360	393,584
Series NJ, 7.50%, 07/15/23	100	113,171
Series NN, 7.13%, 02/09/24	275	318,488
Series PD, 7.50%, 09/15/29	302	437,939
Series QO, 2.88%, 10/16/24	320	343,190
Series QW, 2.50%, 04/09/24(a)	270	284,378
Series QX, 1.50%, 02/11/25	489	503,362

		14,738,971

Chile — 0.0%
Chile Government International Bond
2.25%, 10/30/22	255	260,503
2.45%, 01/31/31 (Call 10/31/30)	340	348,731
3.24%, 02/06/28 (Call 11/06/27)	455	494,417

		1,103,651

Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	800	845,760

Hungary — 0.0%
Hungary Government International Bond
5.38%, 02/21/23	329	352,931
5.38%, 03/25/24	449	502,777
5.75%, 11/22/23	183	204,034

		1,059,742

Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	200	210,084
2.95%, 01/11/23	255	263,323
3.40%, 09/18/29	305	333,057
3.85%, 10/15/30	300	339,402
4.10%, 04/24/28	360	409,637
4.45%, 02/11/24	1,000	1,090,490
4.75%, 02/11/29	300	354,504

		3,000,497

Israel — 0.0%
Israel Government International Bond
2.75%, 07/03/30	475	511,451

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel (continued)
2.88%, 03/16/26	$375	$404,370
State of Israel, 2.50%, 01/15/30	300	317,118

		1,232,939

Italy — 0.1%
Republic of Italy Government International Bond
1.25%, 02/17/26	500	496,570
2.38%, 10/17/24	425	442,357
2.88%, 10/17/29	520	548,782
6.88%, 09/27/23	735	827,727

		2,315,436

Japan — 0.3%
Japan Bank for International Cooperation
0.63%, 07/15/25	500	497,055
1.25%, 01/21/31	280	274,355
1.75%, 01/23/23	400	408,448
1.88%, 07/21/26	500	521,090
1.88%, 04/15/31	600	620,160
2.13%, 02/10/25	400	419,400
2.25%, 11/04/26	460	487,853
2.38%, 11/16/22	400	410,300
2.50%, 05/23/24	500	526,685
2.75%, 01/21/26	250	270,005
2.88%, 06/01/27	535	586,772
2.88%, 07/21/27	320	351,271
3.25%, 07/20/28	275	311,088
3.38%, 10/31/23	500	531,945
Japan International Cooperation Agency, 2.13%, 10/20/26	280	295,428

		6,511,855

Mexico — 0.1%
Mexico Government International Bond
3.25%, 04/16/30 (Call 01/16/30)(a)	550	579,018
3.60%, 01/30/25	320	351,126
3.75%, 01/11/28	320	354,246
3.90%, 04/27/25 (Call 03/27/25)	390	432,428
4.00%, 10/02/23(a)	191	205,350
4.13%, 01/21/26	300	339,372
4.15%, 03/28/27	570	650,866
4.50%, 04/22/29	650	744,751
8.00%, 09/24/22	65	70,586

		3,727,743

Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	300	318,234
3.75%, 03/16/25 (Call 12/16/24)	330	357,387
3.88%, 03/17/28 (Call 12/17/27)	260	287,701
4.00%, 09/22/24 (Call 06/22/24)	290	314,264
7.13%, 01/29/26	380	470,455
8.88%, 09/30/27	100	138,377

		1,886,418

Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31 (Call 10/23/30)	825	843,612
4.13%, 08/25/27	295	331,952
7.35%, 07/21/25	250	305,710

		1,481,274

Philippines — 0.2%
Philippine Government International Bond
2.46%, 05/05/30	800	843,424

Security	Par (000)	Value

Philippines (continued)
3.00%, 02/01/28	$460	$501,050
3.75%, 01/14/29	535	610,162
4.20%, 01/21/24	335	362,631
5.50%, 03/30/26	487	583,324
9.50%, 02/02/30	248	392,465
10.63%, 03/16/25	370	496,751

		3,789,807

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	480	499,978
3.25%, 04/06/26	512	564,756
4.00%, 01/22/24	360	390,337

		1,455,071

South Korea — 0.2%
Export-Import Bank of Korea
1.38%, 02/09/31	1,000	973,510
1.88%, 02/12/25	250	258,328
2.38%, 06/25/24	200	210,568
2.63%, 05/26/26	200	215,064
2.88%, 01/21/25	200	213,262
3.00%, 11/01/22	230	237,010
3.25%, 11/10/25	350	383,404
3.25%, 08/12/26	275	304,433
Korea International Bond
2.50%, 06/19/29	200	215,340
2.75%, 01/19/27	235	255,053
3.50%, 09/20/28	275	313,285
5.63%, 11/03/25	150	178,820

		3,758,077

Supranational — 2.1%
African Development Bank
0.75%, 04/03/23	101	101,882
2.13%, 11/16/22	365	373,742
3.00%, 09/20/23	615	649,151
Asian Development Bank
0.50%, 02/04/26	1,075	1,063,476
0.63%, 04/29/25	1,020	1,021,285
1.50%, 10/18/24	475	489,943
1.50%, 03/04/31	1,035	1,050,018
1.75%, 09/13/22	975	991,273
1.75%, 09/19/29	558	580,727
1.88%, 01/24/30	405	424,736
2.00%, 01/22/25	470	493,039
2.00%, 04/24/26	550	580,778
2.50%, 11/02/27	109	118,660
2.63%, 01/30/24	477	503,225
2.63%, 01/12/27	515	561,314
2.75%, 03/17/23	335	348,289
3.13%, 09/26/28	140	158,988
Council of Europe Development Bank, 2.63%, 02/13/23	330	341,666
European Bank for Reconstruction & Development
0.25%, 07/10/23	600	600,246
2.75%, 03/07/23	325	337,610
European Investment Bank
0.25%, 09/15/23	475	474,952
0.38%, 03/26/26	1,060	1,042,701
0.63%, 07/25/25	455	454,927
0.75%, 10/26/26	435	433,321
1.25%, 02/14/31	3,000	2,976,990

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.38%, 05/15/23	$435	$443,735
1.63%, 03/14/25	1,050	1,088,871
1.88%, 02/10/25	917	958,613
2.13%, 04/13/26	650	690,514
2.38%, 05/24/27	389	420,159
2.50%, 03/15/23	1,128	1,168,258
2.63%, 03/15/24	280	295,999
2.88%, 08/15/23	640	672,800
3.13%, 12/14/23	655	696,992
3.25%, 01/29/24	610	652,529
Inter-American Development Bank
0.63%, 07/15/25	1,010	1,009,869
0.88%, 04/03/25	1,025	1,035,496
1.13%, 07/20/28	2,010	2,008,312
1.13%, 01/13/31	400	392,756
1.75%, 09/14/22	595	604,942
1.75%, 03/14/25	920	957,775
2.00%, 06/02/26	285	301,017
2.00%, 07/23/26	719	759,228
2.13%, 01/15/25	475	499,956
2.25%, 06/18/29	523	563,370
2.38%, 07/07/27	466	502,865
2.50%, 01/18/23	795	820,774
2.63%, 01/16/24	391	412,161
3.00%, 02/21/24	530	564,386
International Bank for Reconstruction & Development
0.63%, 04/22/25	1,440	1,442,160
0.75%, 11/24/27	785	771,867
0.75%, 08/26/30	1,025	977,194
0.88%, 05/14/30	635	614,299
1.25%, 02/10/31	1,018	1,009,734
1.50%, 08/28/24	150	154,682
1.63%, 01/15/25	1,018	1,055,381
1.75%, 10/23/29	119	123,814
1.88%, 10/07/22	720	733,788
1.88%, 10/27/26	335	352,263
2.13%, 02/13/23	200	205,666
2.13%, 03/03/25	466	491,290
2.50%, 03/19/24	1,100	1,159,565
2.50%, 11/25/24	1,500	1,596,075
2.50%, 07/29/25	407	436,210
3.00%, 09/27/23	1,785	1,885,817
7.63%, 01/19/23	910	1,003,694
Series GDIF, 1.38%, 04/20/28	795	809,485
International Finance Corp.
0.75%, 08/27/30	820	781,583
1.38%, 10/16/24	530	544,485
2.00%, 10/24/22	247	252,222
2.13%, 04/07/26	294	312,099
2.88%, 07/31/23	95	99,755
Nordic Investment Bank, 2.25%, 05/21/24	250	262,418

		50,769,862

Sweden — 0.1%
Svensk Exportkredit AB
0.63%, 05/14/25	400	399,216
1.75%, 12/12/23	500	515,735
2.88%, 03/14/23	600	624,264

		1,539,215

Security	Par (000)	Value

Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	$330	$382,387
4.38%, 01/23/31 (Call 10/23/30)	348	410,369
4.50%, 08/14/24(a)	205	221,509

		1,014,265

Total Foreign Government Obligations — 4.1% (Cost: $97,681,965)		100,230,583

Municipal Debt Obligations

California — 0.1%
Los Angeles Community College District/CA GO, 1.81%, 08/01/30	200	203,720
State of California GO
2.50%, 10/01/29	250	267,090
3.38%, 04/01/25	200	218,444
University of California RB
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	250	270,430
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	240	242,201
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	195	197,172
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	250	248,570

		1,647,627

Florida — 0.0%
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	290	293,062
2.15%, 07/01/30	200	205,614

		498,676

Illinois — 0.0%
State of Illinois GO, 4.95%, 06/01/23(a)	183	192,590

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	300	388,008
Series B, 0.00%, 02/15/23 (AGM)(f)	600	595,116

		983,124

Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	200	239,674
Series B, 5.68%, 06/30/28 (NPFGC)	255	310,603

		550,277

Texas — 0.0%
Texas Transportation Commission State Highway Fund RB BAB, First Class, 5.18%, 04/01/30	110	136,528

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	250	265,670

Total Municipal Debt Obligations — 0.2% (Cost: $4,109,686)		4,274,492

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.9%
Federal Home Loan Banks
2.13%, 06/09/23	5,000	5,171,500
2.75%, 12/13/24	300	322,173
3.00%, 12/09/22	2,095	2,170,043
3.00%, 03/10/28	75	83,811
3.13%, 06/13/25	3,730	4,073,869
3.25%, 06/09/28	300	340,968

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
3.25%, 11/16/28	$1,975	$2,261,296
Federal Home Loan Mortgage Corp.
0.25%, 06/26/23	3,000	3,003,330
0.25%, 08/24/23	273	273,237
0.25%, 12/04/23	1,699	1,698,507
0.38%, 04/20/23	74	74,266
0.38%, 07/21/25	650	644,416
1.50%, 02/12/25	4,213	4,355,315
2.75%, 06/19/23	2,000	2,092,000
6.75%, 03/15/31	1,000	1,479,740
Federal National Mortgage Association
0.25%, 07/10/23	4,074	4,078,604
0.50%, 06/17/25	2,112	2,105,052
0.88%, 08/05/30	2,325	2,226,815
1.63%, 10/15/24	25	25,913
1.75%, 07/02/24	380	394,451
1.88%, 09/24/26	2,566	2,703,974
2.00%, 10/05/22	400	408,232
2.38%, 01/19/23	694	715,320
2.63%, 09/06/24	1,785	1,905,166
6.25%, 05/15/29	1,060	1,451,426
6.63%, 11/15/30	1,000	1,452,380

		45,511,804

U.S. Government Obligations — 59.7%
U.S. Treasury Note/Bond
0.13%, 09/30/22	13,000	13,005,078
0.13%, 12/31/22	58,700	58,697,707
0.13%, 01/31/23	11,200	11,199,125
0.13%, 02/28/23	6,600	6,598,195
0.13%, 03/31/23	21,200	21,190,891
0.13%, 05/31/23	10,000	9,992,187
0.13%, 06/30/23(a)	11,100	11,091,328
0.13%, 07/15/23	5,350	5,343,939
0.13%, 07/31/23(a)	25,000	24,970,703
0.13%, 09/15/23	9,250	9,232,656
0.13%, 10/15/23	500	498,867
0.13%, 01/15/24	8,700	8,668,055
0.13%, 02/15/24(a)	6,000	5,976,562
0.25%, 04/15/23	2,000	2,002,969
0.25%, 06/15/23	6,300	6,308,121
0.25%, 03/15/24	1,000	998,594
0.25%, 06/15/24	4,000	3,987,188
0.25%, 05/31/25	4,000	3,951,250
0.25%, 06/30/25	4,000	3,948,750
0.25%, 07/31/25	6,000	5,917,969
0.25%, 08/31/25	15,050	14,828,953
0.25%, 09/30/25	10,250	10,089,844
0.25%, 10/31/25	13,250	13,029,512
0.38%, 07/15/24	5,400	5,398,313
0.38%, 04/30/25	4,000	3,974,063
0.38%, 11/30/25	25,000	24,695,312
0.38%, 12/31/25	33,050	32,616,219
0.38%, 01/31/26	10,200	10,056,562
0.38%, 07/31/27	7,000	6,781,797
0.38%, 09/30/27	9,200	8,887,344
0.50%, 03/15/23	1,900	1,910,316
0.50%, 03/31/25	2,500	2,496,875
0.50%, 02/28/26	22,700	22,496,055
0.50%, 04/30/27	2,000	1,957,656
0.50%, 05/31/27	8,900	8,700,445

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.50%, 06/30/27	$7,000	$6,838,125
0.50%, 08/31/27	17,000	16,569,687
0.50%, 10/31/27	3,100	3,013,781
0.63%, 07/31/26	13,000	12,910,625
0.63%, 03/31/27	850	838,910
0.63%, 11/30/27	23,500	22,996,953
0.63%, 12/31/27	9,200	8,993,719
0.63%, 05/15/30	12,700	12,063,016
0.63%, 08/15/30	23,450	22,215,211
0.75%, 03/31/26	8,700	8,712,234
0.75%, 04/30/26	5,000	5,004,688
0.75%, 08/31/26	5,000	4,993,750
0.75%, 01/31/28	11,000	10,824,687
0.88%, 06/30/26	12,000	12,066,563
0.88%, 11/15/30(a)	26,300	25,420,594
1.00%, 07/31/28	13,000	12,935,000
1.13%, 02/28/25	4,000	4,084,063
1.13%, 02/28/27	8,800	8,929,250
1.13%, 02/29/28(a)	19,000	19,139,531
1.13%, 08/31/28	10,000	10,028,125
1.13%, 02/15/31(a)	28,500	28,121,484
1.25%, 07/31/23	4,500	4,590,879
1.25%, 03/31/28	16,500	16,734,609
1.25%, 04/30/28	5,000	5,068,750
1.25%, 05/31/28	7,000	7,091,875
1.25%, 06/30/28	10,500	10,629,609
1.25%, 08/15/31	9,000	8,953,594
1.38%, 06/30/23	21,000	21,458,555
1.38%, 08/31/23	20,200	20,667,914
1.50%, 01/15/23	4,700	4,788,309
1.50%, 02/28/23	14,800	15,100,625
1.50%, 03/31/23	2,000	2,042,578
1.50%, 10/31/24(a)	15,000	15,502,734
1.50%, 11/30/24	7,000	7,236,250
1.50%, 08/15/26	12,000	12,422,813
1.50%, 02/15/30	3,200	3,276,500
1.63%, 11/15/22	9,019	9,182,822
1.63%, 04/30/23	1,250	1,280,420
1.63%, 05/31/23	1,000	1,025,430
1.63%, 05/15/26	12,000	12,491,250
1.63%, 11/30/26	6,000	6,249,844
1.63%, 05/15/31	23,000	23,711,562
1.75%, 09/30/22	16,900	17,201,691
1.75%, 01/31/23	7,400	7,568,523
1.75%, 05/15/23	4,145	4,257,045
1.75%, 12/31/24	10,000	10,421,875
1.88%, 09/30/22	8,100	8,255,672
1.88%, 10/31/22	7,300	7,450,277
1.88%, 08/31/24	4,500	4,697,930
2.00%, 11/30/22	23,900	24,462,024
2.00%, 02/15/23	20,945	21,512,806
2.00%, 04/30/24	10,550	11,017,332
2.00%, 05/31/24	6,000	6,270,000
2.00%, 06/30/24	12,000	12,552,188
2.00%, 02/15/25	17,000	17,869,922
2.00%, 08/15/25	18,700	19,721,195
2.00%, 11/15/26	14,400	15,276,375
2.13%, 12/31/22	9,400	9,648,953
2.13%, 11/30/23	500	520,977
2.13%, 02/29/24	24,800	25,927,625

78	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.13%, 03/31/24	$19,200	$20,092,500
2.13%, 07/31/24	7,750	8,141,738
2.13%, 09/30/24	3,000	3,156,563
2.13%, 11/30/24	6,000	6,321,562
2.13%, 05/15/25	14,800	15,647,531
2.25%, 12/31/23	8,000	8,367,500
2.25%, 04/30/24	13,500	14,185,547
2.25%, 10/31/24	17,000	17,968,203
2.25%, 11/15/24	14,000	14,805,000
2.25%, 11/15/25	7,000	7,464,844
2.25%, 02/15/27	7,900	8,491,266
2.25%, 08/15/27	15,000	16,155,469
2.25%, 11/15/27	19,300	20,801,781
2.38%, 01/31/23	4,000	4,126,719
2.38%, 08/15/24	11,200	11,854,500
2.38%, 05/15/27	4,000	4,331,250
2.38%, 05/15/29	3,300	3,600,609
2.50%, 03/31/23	2,300	2,385,172
2.50%, 08/15/23	2,040	2,131,322
2.50%, 05/15/24	21,025	22,247,078
2.63%, 06/30/23	4,750	4,961,523
2.63%, 02/15/29	7,922	8,776,091
2.75%, 04/30/23	2,300	2,398,828
2.75%, 07/31/23	10,400	10,907,813
2.75%, 11/15/23	7,150	7,543,250
2.75%, 06/30/25	15,000	16,230,469
2.75%, 08/31/25	250	271,074
2.75%, 02/15/28	7,990	8,867,027
2.88%, 09/30/23	8,000	8,438,750
2.88%, 04/30/25	15,350	16,645,156
2.88%, 05/31/25	1,900	2,062,094
2.88%, 07/31/25	2,000	2,176,094
2.88%, 11/30/25	7,500	8,196,094
2.88%, 08/15/28	25,150	28,203,367
3.00%, 09/30/25	2,200	2,409,859
3.00%, 10/31/25	2,000	2,193,906
5.25%, 11/15/28	10,750	13,865,820
5.25%, 02/15/29	150	194,438
5.50%, 08/15/28	8,500	11,042,031

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
6.00%, 02/15/26	$500	$616,367
6.50%, 11/15/26	4,000	5,160,313
6.88%, 08/15/25	2,000	2,489,688
7.50%, 11/15/24	3,750	4,595,801
7.63%, 11/15/22	1,000	1,089,922

		1,453,950,657

Total U.S. Government & Agency Obligations — 61.6% (Cost: $1,472,388,040)		1,499,462,461

Short-Term Investments

Money Market Funds — 5.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)(i)	125,668	125,668,475

Total Short-Term Investments — 5.1% (Cost: $125,668,475)		125,668,475

Total Investments in Securities — 104.2% (Cost: $2,475,861,218)		2,538,338,623

Other Assets, Less Liabilities — (4.2)%		(102,885,609)

Net Assets — 100.0%		$2,435,453,014

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$68,626,943	$57,041,532	(a)	$—	$—	$—	$125,668,475	125,668	$58,342	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Intermediate Government/Credit Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$808,702,612	$—	$808,702,612
Foreign Government Obligations	—	100,230,583	—	100,230,583
Municipal Debt Obligations	—	4,274,492	—	4,274,492
U.S. Government & Agency Obligations	—	1,499,462,461	—	1,499,462,461
Money Market Funds	125,668,475	—	—	125,668,475

	$125,668,475	$2,412,670,148	$—	$2,538,338,623

See notes to financial statements.

80	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 101.4%
Federal Home Loan Mortgage Corp.
1.50%, 11/01/35	$1,400	$1,422,425
1.50%, 12/01/35	884	900,885
1.50%, 09/16/36(a)	599,675	609,270,909
1.50%, 09/14/51(a)	706,925	694,747,114
1.75%, 06/01/43, (12 mo. LIBOR US + 1.495%)(b)	38	39,128
2.00%, 03/01/28	75	77,624
2.00%, 05/01/28	15	15,417
2.00%, 08/01/28	231	238,924
2.00%, 09/01/28	137	141,529
2.00%, 12/01/28	42	42,998
2.00%, 01/01/30	178	184,181
2.00%, 08/01/35	19,454	20,242,283
2.00%, 09/01/35	1,053	1,096,782
2.00%, 11/01/35	5,683	5,918,034
2.00%, 12/01/35	23,304	24,182,509
2.00%, 04/01/36	1,665	1,728,822
2.00%, 08/01/36	1,213	1,261,900
2.00%, 09/01/50	3,539	3,601,920
2.00%, 10/01/50	24,054	24,442,775
2.00%, 11/01/50	2,677	2,729,766
2.00%, 12/01/50	23,808	24,225,286
2.00%, 01/01/51	23,235	23,669,932
2.00%, 06/01/51	16,285	16,547,845
2.00%, 07/01/51	7,800	7,910,868
2.00%, 08/01/51	585	594,518
2.08%, 12/01/38, (12 mo. LIBOR US + 1.762%)(b)	333	346,565
2.10%, 08/01/41, (12 mo. LIBOR US + 1.763%)(b)	70	73,008
2.14%, 07/01/41, (12 mo. LIBOR US + 1.890%)(b)	41	42,751
2.15%, 11/01/40, (12 mo. LIBOR US + 1.775%)(b)	10	9,983
2.23%, 11/01/41, (12 mo. LIBOR US + 1.891%)(b)	614	644,403
2.34%, 01/01/42, (12 mo. LIBOR US + 1.900%)(b)	263	274,176
2.38%, 12/01/33, (12 mo. LIBOR US + 2.250%)(b)	52	54,075
2.40%, 11/01/40, (12 mo. LIBOR US + 1.900%)(b)	144	149,868
2.40%, 08/01/43, (12 mo. LIBOR US + 1.600%)(b)	54	56,433
2.41%, 09/01/41, (12 mo. LIBOR US + 1.880%)(b)	614	642,251
2.42%, 11/01/40, (12 mo. LIBOR US + 1.910%)(b)	259	271,149
2.45%, 05/01/43, (12 mo. LIBOR US + 1.650%)(b)	292	305,005
2.50%, 12/01/25	442	461,899
2.50%, 03/01/27	42	44,014
2.50%, 06/01/27	44	45,677
2.50%, 07/01/27	405	423,543
2.50%, 08/01/27	751	785,809
2.50%, 09/01/27	906	948,719
2.50%, 11/01/27	402	421,879
2.50%, 12/01/27	6	6,655
2.50%, 01/01/28	12	12,651
2.50%, 02/01/28	5,768	6,046,981
2.50%, 03/01/28	826	866,242
2.50%, 04/01/28	583	611,780
2.50%, 05/01/28	119	123,816
2.50%, 06/01/28	175	183,832
2.50%, 07/01/28	435	457,236
2.50%, 09/01/28	116	121,898
2.50%, 07/01/29	2,409	2,522,855
2.50%, 08/01/29	323	338,505
2.50%, 10/01/29	242	253,886
2.50%, 12/01/29	1,551	1,624,248

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 01/01/30	$9,759	$10,209,423
2.50%, 02/01/30	1,146	1,202,220
2.50%, 03/01/30	4,656	4,880,473
2.50%, 04/01/30	6,083	6,374,860
2.50%, 05/01/30	5,969	6,261,866
2.50%, 06/01/30	15,282	16,011,626
2.50%, 07/01/30	1,225	1,287,635
2.50%, 08/01/30	666	699,141
2.50%, 09/01/30	514	539,788
2.50%, 10/01/30	11	11,106
2.50%, 12/01/30	17	17,721
2.50%, 01/01/31	56	58,869
2.50%, 04/01/31	6	6,658
2.50%, 06/01/31	1,060	1,114,528
2.50%, 08/01/31	1,660	1,744,259
2.50%, 09/01/31	1,371	1,441,756
2.50%, 10/01/31	7,020	7,366,420
2.50%, 11/01/31	7,249	7,615,471
2.50%, 12/01/31	18,697	19,612,642
2.50%, 01/01/32	23,670	25,072,413
2.50%, 02/01/32	14,684	15,419,647
2.50%, 07/01/32	2,017	2,127,214
2.50%, 08/01/32	2,081	2,180,000
2.50%, 09/01/32	10,045	10,555,552
2.50%, 10/01/32	1,790	1,881,832
2.50%, 11/01/32	17,577	18,416,095
2.50%, 12/01/32	958	1,004,179
2.50%, 01/01/33	9,292	9,781,160
2.50%, 02/01/33	1,568	1,653,293
2.50%, 04/01/33	1,644	1,720,687
2.50%, 08/01/33	528	549,535
2.50%, 06/01/34	695	725,734
2.50%, 06/01/35	6,412	6,711,907
2.50%, 07/01/35	5,959	6,308,241
2.50%, 08/01/35	7,573	7,995,238
2.50%, 09/01/35	20,221	21,395,457
2.50%, 10/01/35	5,447	5,756,638
2.50%, 11/01/35	5,619	5,915,183
2.50%, 12/01/35	2,305	2,430,024
2.50%, 01/01/43	84	87,520
2.50%, 02/01/43	906	950,124
2.50%, 03/01/43	115	120,335
2.50%, 04/01/43	449	470,050
2.50%, 06/01/43	366	383,101
2.50%, 07/01/43	1,521	1,591,433
2.50%, 08/01/43	167	174,882
2.50%, 04/01/45	113	118,128
2.50%, 07/01/45	26	27,094
2.50%, 01/01/46	144	150,623
2.50%, 11/01/46	88	92,539
2.50%, 12/01/46	1,128	1,179,883
2.50%, 01/01/47	1,197	1,252,317
2.50%, 02/01/47	22	22,652
2.50%, 03/01/47	2,345	2,453,265
2.50%, 04/01/50	1,069	1,135,030
2.50%, 05/01/50	2,611	2,743,772
2.50%, 06/01/50	6,011	6,247,946
2.50%, 07/01/50	22,627	23,697,312
2.50%, 08/01/50	7,171	7,563,643
2.50%, 09/01/50	42,213	44,175,594

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
2.50%, 10/01/50	$37,265		$38,838,065
2.50%, 11/01/50	24,306		25,351,686
2.50%, 12/01/50	7,960		8,306,110
2.50%, 05/01/51	1,429		1,488,647
2.50%, 07/01/51	10,838		11,283,685
2.50%, 08/01/51	9,417		9,819,905
2.89%, 05/01/42, (12 mo. LIBOR US + 1.803%)(b)	524		547,821
3.00%, 09/01/21	0	(c)	562
3.00%, 10/01/21	1		913
3.00%, 12/01/21	2		2,163
3.00%, 10/01/22	3		3,637
3.00%, 12/01/22	14		14,820
3.00%, 02/01/23	25		26,569
3.00%, 12/01/25	11		12,041
3.00%, 01/01/26	22		22,713
3.00%, 10/01/26	300		316,068
3.00%, 11/01/26	337		355,025
3.00%, 12/01/26	247		259,262
3.00%, 01/01/27	17		18,218
3.00%, 02/01/27	751		791,920
3.00%, 03/01/27	12		12,350
3.00%, 04/01/27	952		1,005,595
3.00%, 05/01/27	4,069		4,289,950
3.00%, 06/01/27	1,579		1,664,612
3.00%, 07/01/27	98		103,243
3.00%, 08/01/27	437		461,297
3.00%, 09/01/27	4,607		4,859,070
3.00%, 11/01/27	719		758,942
3.00%, 12/01/27	402		425,159
3.00%, 01/01/28	93		97,814
3.00%, 04/01/28	48		50,708
3.00%, 05/01/28	365		386,428
3.00%, 06/01/28	1,127		1,188,802
3.00%, 07/01/28	17		18,133
3.00%, 09/01/28	2,614		2,760,809
3.00%, 10/01/28	559		590,027
3.00%, 11/01/28	99		104,211
3.00%, 01/01/29	419		443,600
3.00%, 04/01/29	4,202		4,448,537
3.00%, 05/01/29	6,222		6,565,285
3.00%, 06/01/29	1,280		1,352,919
3.00%, 07/01/29	625		659,888
3.00%, 09/01/29	59		62,639
3.00%, 10/01/29	179		189,644
3.00%, 11/01/29	1,407		1,483,956
3.00%, 12/01/29	1,692		1,791,549
3.00%, 01/01/30	251		264,824
3.00%, 02/01/30	2,904		3,076,933
3.00%, 03/01/30	461		487,483
3.00%, 05/01/30	3,295		3,482,693
3.00%, 06/01/30	4,396		4,665,064
3.00%, 07/01/30	2,463		2,606,885
3.00%, 08/01/30	407		433,044
3.00%, 09/01/30	3,096		3,276,717
3.00%, 10/01/30	701		741,278
3.00%, 11/01/30	1,119		1,184,865
3.00%, 12/01/30	772		816,427
3.00%, 01/01/31	1,401		1,486,113
3.00%, 02/01/31	5,366		5,672,781
3.00%, 03/01/31	3,100		3,277,356

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 04/01/31	$944	$1,012,568
3.00%, 05/01/31	7,843	8,291,879
3.00%, 06/01/31	6,621	7,006,572
3.00%, 07/01/31	479	506,498
3.00%, 09/01/31	1,535	1,622,852
3.00%, 10/01/31	220	233,429
3.00%, 12/01/31	732	780,462
3.00%, 01/01/32	2,546	2,692,363
3.00%, 02/01/32	663	703,805
3.00%, 03/01/32	5,568	5,905,030
3.00%, 07/01/32	453	480,665
3.00%, 08/01/32	1,474	1,566,225
3.00%, 09/01/32	3,392	3,600,800
3.00%, 10/01/32	554	590,710
3.00%, 11/01/32	7,874	8,402,193
3.00%, 12/01/32	7,394	7,857,407
3.00%, 01/01/33	4,982	5,291,934
3.00%, 02/01/33	4,658	4,943,088
3.00%, 03/01/33	98	103,796
3.00%, 05/01/33	12,334	13,044,548
3.00%, 07/01/33	2,125	2,266,114
3.00%, 08/01/33	739	786,219
3.00%, 11/01/33	569	607,605
3.00%, 09/01/34	972	1,041,203
3.00%, 02/01/35	2,102	2,238,499
3.00%, 03/01/35	6,916	7,300,843
3.00%, 04/01/35	806	863,213
3.00%, 05/01/35	1,203	1,288,466
3.00%, 06/01/35	2,806	3,010,036
3.00%, 07/01/35	17,197	18,271,323
3.00%, 08/01/35	1,209	1,289,421
3.00%, 09/01/35	1,125	1,186,465
3.00%, 10/01/35	6,489	6,875,734
3.00%, 05/01/36	2,562	2,734,824
3.00%, 03/01/42	30	31,893
3.00%, 08/01/42	9	9,199
3.00%, 10/01/42	832	887,768
3.00%, 11/01/42	17,726	18,917,122
3.00%, 12/01/42	1,088	1,173,956
3.00%, 01/01/43	6,234	6,653,526
3.00%, 02/01/43	4,514	4,812,336
3.00%, 03/01/43	1,412	1,503,903
3.00%, 04/01/43	3,533	3,766,759
3.00%, 05/01/43	1,196	1,273,339
3.00%, 06/01/43	1,249	1,330,391
3.00%, 07/01/43	2,577	2,743,616
3.00%, 08/01/43	1,101	1,171,382
3.00%, 09/01/43	3,015	3,209,145
3.00%, 10/01/43	1,345	1,443,483
3.00%, 04/01/44	54	57,127
3.00%, 01/01/45	10	10,566
3.00%, 02/01/45	2,456	2,634,121
3.00%, 03/01/45	257	273,369
3.00%, 04/01/45	32,109	33,985,645
3.00%, 05/01/45	9,690	10,370,039
3.00%, 06/01/45	1,157	1,224,259
3.00%, 07/01/45	3,840	4,078,405
3.00%, 08/01/45	822	875,583
3.00%, 10/01/45	228	241,014
3.00%, 11/01/45	704	752,573

82	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/45	$7,806	$8,260,102
3.00%, 01/01/46	2,339	2,475,331
3.00%, 02/01/46	165	174,682
3.00%, 03/01/46	26,528	28,040,922
3.00%, 04/01/46	591	624,922
3.00%, 05/01/46	685	723,823
3.00%, 06/01/46	2,980	3,149,461
3.00%, 07/01/46	1,161	1,227,287
3.00%, 08/01/46	20,385	21,638,736
3.00%, 09/01/46	16,837	17,863,616
3.00%, 10/01/46	36,824	39,208,352
3.00%, 11/01/46	40,826	43,168,015
3.00%, 12/01/46	66,314	70,291,982
3.00%, 01/01/47	14,904	15,801,431
3.00%, 02/01/47	73,488	78,196,186
3.00%, 03/01/47	1,250	1,321,371
3.00%, 04/01/47	1,615	1,735,477
3.00%, 05/01/47	20,982	22,420,596
3.00%, 06/01/47	17,009	18,152,547
3.00%, 07/01/47	18,140	19,183,175
3.00%, 08/01/47	3,213	3,396,327
3.00%, 10/01/47	5,721	6,047,441
3.00%, 11/01/47	602	641,906
3.00%, 12/01/47	872	948,010
3.00%, 01/01/48	3,456	3,683,082
3.00%, 02/01/48	1,197	1,279,018
3.00%, 07/01/48	587	618,687
3.00%, 09/01/48	2,633	2,782,208
3.00%, 10/01/48	645	680,662
3.00%, 11/01/48	1,168	1,231,335
3.00%, 09/01/49	2,396	2,529,739
3.00%, 11/01/49	818	865,502
3.00%, 03/01/50	4,093	4,376,808
3.00%, 04/01/50	1,436	1,512,388
3.00%, 05/01/50	6,933	7,259,714
3.00%, 06/01/50	12,556	13,244,658
3.00%, 07/01/50	1,648	1,746,909
3.00%, 08/01/50	33,826	36,007,623
3.00%, 09/01/50	4,890	5,161,864
3.00%, 10/01/50	4,022	4,282,452
3.00%, 11/01/50	4,242	4,516,929
3.00%, 12/01/50	10,238	10,836,978
3.00%, 05/01/51	42,622	46,137,805
3.50%, 08/01/23	2	2,397
3.50%, 10/01/23	37	39,950
3.50%, 11/01/23	3	3,582
3.50%, 10/01/25	116	122,069
3.50%, 11/01/25	4,239	4,527,139
3.50%, 12/01/25	36	38,453
3.50%, 01/01/26	144	153,145
3.50%, 02/01/26	429	457,725
3.50%, 03/01/26	920	981,096
3.50%, 04/01/26	105	111,249
3.50%, 05/01/26	41	43,911
3.50%, 06/01/26	308	328,869
3.50%, 07/01/26	338	360,693
3.50%, 08/01/26	573	611,504
3.50%, 09/01/26	13	13,734
3.50%, 10/01/26	1,182	1,262,918
3.50%, 01/01/27	41	43,669

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/01/27	$3	$3,230
3.50%, 03/01/27	243	259,895
3.50%, 04/01/27	22	23,400
3.50%, 01/01/28	372	399,701
3.50%, 12/01/28	86	91,978
3.50%, 02/01/29	25	27,226
3.50%, 03/01/29	17	17,656
3.50%, 06/01/29	1,540	1,652,032
3.50%, 07/01/29	169	180,787
3.50%, 08/01/29	311	333,933
3.50%, 09/01/29	41	43,389
3.50%, 10/01/29	1,511	1,622,720
3.50%, 11/01/29	14	14,470
3.50%, 01/01/30	19	20,864
3.50%, 02/01/30	88	95,660
3.50%, 06/01/30	181	196,339
3.50%, 09/01/30	26	27,354
3.50%, 05/01/31	3,408	3,668,758
3.50%, 01/01/32	1,531	1,649,295
3.50%, 03/01/32	223	238,723
3.50%, 04/01/32	2,401	2,589,383
3.50%, 05/01/32	2,459	2,650,276
3.50%, 06/01/32	4,286	4,607,594
3.50%, 07/01/32	2,756	2,967,381
3.50%, 09/01/32	1,689	1,813,974
3.50%, 01/01/33	959	1,030,428
3.50%, 02/01/33	671	725,403
3.50%, 03/01/33	2,384	2,566,133
3.50%, 06/01/33	2,251	2,436,947
3.50%, 07/01/33	1,223	1,313,337
3.50%, 09/01/33	1,003	1,078,089
3.50%, 11/01/34	2,800	3,008,035
3.50%, 12/01/34	1,037	1,115,746
3.50%, 01/01/35	354	380,307
3.50%, 02/01/35	495	539,310
3.50%, 05/01/35	9,273	10,081,234
3.50%, 07/01/35	5,225	5,613,520
3.50%, 03/01/38	8,894	9,496,441
3.50%, 06/01/38	9,490	10,114,877
3.50%, 02/01/41	17	18,753
3.50%, 10/01/41	19	20,993
3.50%, 11/01/41	61	66,303
3.50%, 01/01/42	209	226,069
3.50%, 02/01/42	422	461,208
3.50%, 03/01/42	2,298	2,483,804
3.50%, 04/01/42	2,389	2,588,098
3.50%, 05/01/42	1,606	1,745,863
3.50%, 06/01/42	695	751,270
3.50%, 08/01/42	76	82,610
3.50%, 09/01/42	5,361	5,795,898
3.50%, 10/01/42	1,961	2,122,401
3.50%, 11/01/42	1,159	1,252,407
3.50%, 01/01/43	1,215	1,313,586
3.50%, 02/01/43	1,235	1,338,795
3.50%, 04/01/43	23	24,570
3.50%, 06/01/43	3,804	4,149,388
3.50%, 07/01/43	3,999	4,326,729
3.50%, 08/01/43	20	21,720
3.50%, 09/01/43	21	22,941
3.50%, 12/01/43	248	274,054

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 01/01/44	$286		$309,688
3.50%, 08/01/44	604		651,090
3.50%, 09/01/44	2,368		2,562,291
3.50%, 10/01/44	12,783		13,793,746
3.50%, 11/01/44	666		726,280
3.50%, 12/01/44	6,537		7,130,499
3.50%, 02/01/45	1,289		1,408,161
3.50%, 03/01/45	6,221		6,743,785
3.50%, 04/01/45	5		5,170
3.50%, 05/01/45	70		75,499
3.50%, 06/01/45	777		841,904
3.50%, 08/01/45	18,040		19,473,894
3.50%, 09/01/45	11		11,947
3.50%, 11/01/45	518		556,086
3.50%, 12/01/45	9,167		9,901,705
3.50%, 01/01/46	8,272		8,912,759
3.50%, 03/01/46	8,959		9,634,927
3.50%, 04/01/46	3,404		3,655,337
3.50%, 05/01/46	29,959		32,515,413
3.50%, 06/01/46	8,069		8,871,138
3.50%, 07/01/46	10,515		11,314,223
3.50%, 08/01/46	7,306		7,799,386
3.50%, 09/01/46	9,457		10,169,443
3.50%, 10/01/46	871		929,184
3.50%, 11/01/46	1,650		1,759,206
3.50%, 12/01/46	9,489		10,260,907
3.50%, 01/01/47	2,450		2,612,851
3.50%, 02/01/47	15,443		16,517,117
3.50%, 03/01/47	11,249		11,995,511
3.50%, 04/01/47	4,281		4,558,243
3.50%, 05/01/47	8,181		8,743,464
3.50%, 06/01/47	242		256,951
3.50%, 07/01/47	10,121		10,744,968
3.50%, 08/01/47	7,697		8,236,046
3.50%, 09/01/47	36,608		39,262,268
3.50%, 10/01/47	12,152		13,029,013
3.50%, 11/01/47	5,065		5,378,354
3.50%, 12/01/47	14,477		15,532,010
3.50%, 01/01/48	1,469		1,559,185
3.50%, 02/01/48	4,250		4,470,484
3.50%, 03/01/48	19,946		21,236,307
3.50%, 04/01/48	2,852		3,068,288
3.50%, 05/01/48	13,062		13,953,463
3.50%, 11/01/48	777		842,910
3.50%, 04/01/49	10,231		10,908,314
3.50%, 05/01/49	2,179		2,336,055
3.50%, 06/01/49	13,778		14,870,071
3.50%, 07/01/49	8,740		9,452,904
3.50%, 08/01/49	5,662		6,005,199
3.50%, 11/01/49	8,169		8,722,310
3.50%, 01/01/50	5,005		5,357,986
3.50%, 02/01/50	737		804,041
3.50%, 03/01/50	3,663		3,950,788
3.50%, 04/01/50	10,043		10,641,989
3.50%, 05/01/50	4,733		5,124,686
3.50%, 06/01/50	8,328		8,983,134
3.50%, 07/01/50	3,453		3,707,427
3.50%, 09/01/50	91,847		99,310,164
3.50%, 08/01/51	1,980		2,117,605
4.00%, 04/01/23	0	(c)	112

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 04/01/24	$6		$6,263
4.00%, 04/01/24	0	(c)	254
4.00%, 05/01/24	21		21,742
4.00%, 06/01/24	1		1,229
4.00%, 07/01/24	8		8,911
4.00%, 08/01/24	2		2,009
4.00%, 09/01/24	9		9,630
4.00%, 11/01/24	9		9,252
4.00%, 12/01/24	16		16,791
4.00%, 01/01/25	11		11,499
4.00%, 02/01/25	22		22,749
4.00%, 03/01/25	15		16,090
4.00%, 04/01/25	28		29,745
4.00%, 05/01/25	723		769,313
4.00%, 06/01/25	16		17,759
4.00%, 07/01/25	17		18,164
4.00%, 08/01/25	47		48,863
4.00%, 09/01/25	1		862
4.00%, 10/01/25	543		577,365
4.00%, 02/01/26	536		570,100
4.00%, 03/01/26	1		1,401
4.00%, 04/01/26	8		9,062
4.00%, 05/01/26	28		28,897
4.00%, 07/01/26	13		13,530
4.00%, 11/01/28	20		21,025
4.00%, 05/01/32	1,916		2,061,520
4.00%, 05/01/33	1,910		2,027,989
4.00%, 09/01/33	1		1,186
4.00%, 11/01/33	46		49,137
4.00%, 01/01/34	313		332,359
4.00%, 11/01/34	764		849,324
4.00%, 07/01/38	3,863		4,254,429
4.00%, 04/01/39	22		24,183
4.00%, 06/01/39	39		42,485
4.00%, 07/01/39	96		105,663
4.00%, 08/01/39	12		12,702
4.00%, 09/01/39	15		16,017
4.00%, 10/01/39	85		93,381
4.00%, 11/01/39	21		23,410
4.00%, 12/01/39	36		39,736
4.00%, 01/01/40	59		64,891
4.00%, 02/01/40	11		12,001
4.00%, 03/01/40	6		6,307
4.00%, 05/01/40	24		26,873
4.00%, 06/01/40	8		8,658
4.00%, 09/01/40	14		14,876
4.00%, 10/01/40	168		185,047
4.00%, 12/01/40	1,305		1,435,217
4.00%, 01/01/41	245		269,280
4.00%, 02/01/41	338		372,406
4.00%, 04/01/41	57		62,338
4.00%, 06/01/41	46		50,704
4.00%, 07/01/41	27		29,866
4.00%, 08/01/41	54		58,537
4.00%, 09/01/41	4,056		4,467,721
4.00%, 10/01/41	155		171,483
4.00%, 11/01/41	472		520,465
4.00%, 12/01/41	110		120,674
4.00%, 01/01/42	46		49,784
4.00%, 02/01/42	6,765		7,439,227

84	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 03/01/42	$64	$70,973
4.00%, 05/01/42	204	224,729
4.00%, 07/01/42	439	489,381
4.00%, 08/01/42	2,432	2,675,547
4.00%, 04/01/43	2,621	2,873,364
4.00%, 08/01/43	423	464,944
4.00%, 10/01/43	367	407,857
4.00%, 11/01/43	6	6,031
4.00%, 12/01/43	1,090	1,203,675
4.00%, 01/01/44	83	91,573
4.00%, 02/01/44	1,259	1,390,708
4.00%, 03/01/44	29	31,476
4.00%, 04/01/44	694	768,149
4.00%, 05/01/44	706	773,061
4.00%, 06/01/44	2,468	2,705,569
4.00%, 07/01/44	3,614	3,982,749
4.00%, 08/01/44	37	40,520
4.00%, 09/01/44	614	671,960
4.00%, 10/01/44	487	532,925
4.00%, 11/01/44	659	723,584
4.00%, 12/01/44	1,633	1,786,189
4.00%, 01/01/45	1,584	1,735,651
4.00%, 02/01/45	8,717	9,567,053
4.00%, 04/01/45	7,724	8,536,510
4.00%, 06/01/45	20	21,462
4.00%, 07/01/45	1,831	1,993,362
4.00%, 08/01/45	22	23,623
4.00%, 09/01/45	3,649	3,973,577
4.00%, 10/01/45	1,370	1,492,032
4.00%, 11/01/45	1,039	1,131,067
4.00%, 12/01/45	814	890,608
4.00%, 01/01/46	2,189	2,389,993
4.00%, 02/01/46	1,189	1,294,350
4.00%, 03/01/46	1,725	1,870,971
4.00%, 04/01/46	2,657	2,897,076
4.00%, 05/01/46	7,281	7,898,137
4.00%, 06/01/46	203	221,098
4.00%, 07/01/46	2,893	3,163,206
4.00%, 08/01/46	132	145,307
4.00%, 09/01/46	1,504	1,630,584
4.00%, 10/01/46	1,376	1,498,002
4.00%, 11/01/46	25,439	27,585,958
4.00%, 12/01/46	49	53,731
4.00%, 01/01/47	304	336,032
4.00%, 02/01/47	7,184	7,790,381
4.00%, 04/01/47	271	295,204
4.00%, 06/01/47	5,340	5,882,566
4.00%, 07/01/47	1,377	1,481,102
4.00%, 08/01/47	10,930	11,813,490
4.00%, 09/01/47	164	176,703
4.00%, 10/01/47	1,439	1,547,381
4.00%, 11/01/47	5,272	5,721,341
4.00%, 12/01/47	9,015	9,832,902
4.00%, 01/01/48	5,890	6,462,750
4.00%, 02/01/48	14,734	16,100,991
4.00%, 04/01/48	1,362	1,489,366
4.00%, 05/01/48	1,579	1,720,093
4.00%, 06/01/48	24,024	26,306,050
4.00%, 07/01/48	123	131,504
4.00%, 08/01/48	26,910	29,136,748

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 09/01/48	$1,641		$1,773,845
4.00%, 10/01/48	65,328		70,687,352
4.00%, 11/01/48	1,424		1,556,200
4.00%, 12/01/48	4,695		5,098,313
4.00%, 01/01/49	8,546		9,321,786
4.00%, 02/01/49	31,225		33,860,791
4.00%, 03/01/49	5,350		5,835,073
4.00%, 04/01/49	3,915		4,315,865
4.00%, 05/01/49	6,454		6,956,717
4.00%, 09/01/49	5,353		5,884,179
4.00%, 03/01/50	4,711		5,114,424
4.00%, 04/01/50	2,924		3,224,975
4.00%, 05/01/50	2,497		2,743,576
4.00%, 06/01/50	1,760		1,899,827
4.00%, 09/01/50	13,481		14,810,526
4.00%, 10/01/50	4,428		4,865,032
4.50%, 04/01/22	3		2,951
4.50%, 03/01/23	1		1,244
4.50%, 04/01/23	1		1,293
4.50%, 05/01/23	10		9,480
4.50%, 05/01/23	0	(c)	133
4.50%, 06/01/23	2		1,574
4.50%, 01/01/24	4		3,778
4.50%, 02/01/24	1		1,141
4.50%, 04/01/24	16		16,239
4.50%, 07/01/24	175		182,123
4.50%, 08/01/24	66		68,685
4.50%, 09/01/24	142		147,864
4.50%, 10/01/24	192		200,126
4.50%, 11/01/24	29		30,536
4.50%, 04/01/25	10		10,566
4.50%, 05/01/25	2		2,477
4.50%, 07/01/25	6		6,088
4.50%, 08/01/25	21		22,354
4.50%, 09/01/25	15		15,944
4.50%, 09/01/26	19		19,954
4.50%, 08/01/30	958		1,044,033
4.50%, 08/01/33	2		2,559
4.50%, 03/01/34	1		694
4.50%, 04/01/34	2		2,492
4.50%, 05/01/34	0	(c)	396
4.50%, 06/01/34	1		887
4.50%, 06/01/35	2		2,396
4.50%, 08/01/35	57		64,953
4.50%, 10/01/35	4		4,576
4.50%, 11/01/35	26		28,698
4.50%, 01/01/36	6		6,523
4.50%, 08/01/36	11		11,795
4.50%, 05/01/38	73		81,659
4.50%, 06/01/38	52		58,244
4.50%, 07/01/38	3		2,788
4.50%, 10/01/38	1		756
4.50%, 02/01/39	53		59,353
4.50%, 02/01/39	0	(c)	488
4.50%, 03/01/39	3,229		3,603,802
4.50%, 03/01/39	0	(c)	306
4.50%, 04/01/39	44		49,803
4.50%, 05/01/39	3,197		3,570,190
4.50%, 06/01/39	94		104,783
4.50%, 07/01/39	230		257,149

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/01/39	$96	$107,017
4.50%, 09/01/39	345	384,107
4.50%, 10/01/39	3,086	3,443,433
4.50%, 11/01/39	85	94,244
4.50%, 12/01/39	192	213,160
4.50%, 01/01/40	82	90,965
4.50%, 02/01/40	421	469,665
4.50%, 03/01/40	11	12,209
4.50%, 04/01/40	122	135,852
4.50%, 05/01/40	84	94,702
4.50%, 06/01/40	29	31,837
4.50%, 07/01/40	75	82,567
4.50%, 08/01/40	244	272,227
4.50%, 09/01/40	2,404	2,681,736
4.50%, 10/01/40	24	26,990
4.50%, 11/01/40	3	2,852
4.50%, 01/01/41	7	7,668
4.50%, 02/01/41	3,684	4,109,637
4.50%, 03/01/41	181	202,454
4.50%, 04/01/41	174	194,437
4.50%, 05/01/41	4,480	4,999,639
4.50%, 06/01/41	6,056	6,752,830
4.50%, 07/01/41	89	99,561
4.50%, 08/01/41	931	1,037,272
4.50%, 10/01/41	237	264,619
4.50%, 11/01/41	16	17,406
4.50%, 01/01/42	9	10,282
4.50%, 03/01/42	39	43,617
4.50%, 05/01/42	2,702	3,015,439
4.50%, 09/01/43	1,622	1,823,173
4.50%, 10/01/43	1,373	1,535,156
4.50%, 11/01/43	278	309,116
4.50%, 12/01/43	246	272,976
4.50%, 01/01/44	173	192,368
4.50%, 02/01/44	780	868,353
4.50%, 03/01/44	1,910	2,148,698
4.50%, 04/01/44	8	9,387
4.50%, 05/01/44	247	274,640
4.50%, 06/01/44	260	288,657
4.50%, 07/01/44	202	224,596
4.50%, 08/01/44	35	39,332
4.50%, 09/01/44	65	71,955
4.50%, 10/01/44	716	797,546
4.50%, 11/01/44	1,026	1,141,882
4.50%, 12/01/44	2,032	2,269,815
4.50%, 01/01/45	2,523	2,809,278
4.50%, 03/01/45	420	467,345
4.50%, 06/01/45	204	226,815
4.50%, 07/01/45	1,975	2,197,994
4.50%, 08/01/45	893	992,669
4.50%, 09/01/45	573	636,581
4.50%, 10/01/45	569	631,932
4.50%, 11/01/45	73	80,665
4.50%, 01/01/46	514	575,082
4.50%, 03/01/46	499	563,099
4.50%, 04/01/46	477	523,554
4.50%, 05/01/46	2,164	2,402,334
4.50%, 06/01/46	7,282	8,115,677
4.50%, 07/01/46	2,248	2,533,389
4.50%, 08/01/46	217	238,604

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 09/01/46	$4,090		$4,555,499
4.50%, 02/01/47	1,041		1,150,930
4.50%, 04/01/47	180		199,786
4.50%, 05/01/47	2,438		2,664,756
4.50%, 06/01/47	5,853		6,419,403
4.50%, 07/01/47	344		376,523
4.50%, 08/01/47	2,143		2,386,776
4.50%, 09/01/47	919		1,044,728
4.50%, 11/01/47	392		428,033
4.50%, 05/01/48	1,766		1,970,369
4.50%, 06/01/48	3,035		3,366,421
4.50%, 07/01/48	1,581		1,747,927
4.50%, 08/01/48	2,007		2,209,834
4.50%, 09/01/48	2,118		2,289,253
4.50%, 10/01/48	9,091		10,090,159
4.50%, 11/01/48	2,605		2,913,692
4.50%, 12/01/48	2,314		2,565,244
4.50%, 01/01/49	1,997		2,158,850
4.50%, 02/01/49	1,366		1,517,355
4.50%, 03/01/49	6,275		6,927,769
4.50%, 05/01/49	1,369		1,479,208
4.50%, 08/01/49	17,448		19,368,186
4.50%, 02/01/50	4,858		5,319,140
4.50%, 03/01/50	1,490		1,634,432
4.50%, 04/01/50	5,044		5,473,797
4.50%, 10/01/50	2,683		2,942,398
5.00%, 10/01/21	0	(c)	1
5.00%, 01/01/22	0	(c)	318
5.00%, 02/01/22	0	(c)	147
5.00%, 04/01/22	0	(c)	107
5.00%, 08/01/22	0	(c)	99
5.00%, 09/01/22	0	(c)	394
5.00%, 11/01/22	0	(c)	495
5.00%, 12/01/22	0	(c)	324
5.00%, 05/01/23	1		1,185
5.00%, 06/01/23	15		15,294
5.00%, 07/01/23	2		2,218
5.00%, 08/01/23	1		750
5.00%, 09/01/23	0	(c)	150
5.00%, 10/01/23	1		608
5.00%, 12/01/23	10		10,640
5.00%, 01/01/24	1		1,167
5.00%, 07/01/24	1		1,122
5.00%, 10/01/24	8		8,559
5.00%, 12/01/24	0	(c)	65
5.00%, 12/01/24	3		3,176
5.00%, 06/01/25	3		2,788
5.00%, 08/01/25	444		486,070
5.00%, 06/01/26	36		37,955
5.00%, 02/01/30	5		5,658
5.00%, 04/01/33	3		2,909
5.00%, 06/01/33	276		313,069
5.00%, 08/01/33	57		63,918
5.00%, 09/01/33	110		123,672
5.00%, 10/01/33	131		147,996
5.00%, 11/01/33	81		92,598
5.00%, 12/01/33	700		792,258
5.00%, 01/01/34	8		9,235
5.00%, 03/01/34	16		17,894
5.00%, 04/01/34	16		17,903

86	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 05/01/34	$67		$76,226
5.00%, 06/01/34	32		34,488
5.00%, 11/01/34	7		8,464
5.00%, 12/01/34	11		12,603
5.00%, 01/01/35	5		5,122
5.00%, 02/01/35	6		7,106
5.00%, 04/01/35	5		5,254
5.00%, 05/01/35	18		20,747
5.00%, 06/01/35	14		15,781
5.00%, 07/01/35	3,296		3,753,795
5.00%, 08/01/35	689		783,934
5.00%, 09/01/35	117		132,083
5.00%, 09/01/35	0	(c)	410
5.00%, 10/01/35	14		14,267
5.00%, 11/01/35	39		43,320
5.00%, 11/01/35	0	(c)	307
5.00%, 12/01/35	75		85,521
5.00%, 01/01/36	431		492,189
5.00%, 03/01/36	2		1,835
5.00%, 04/01/36	12		13,903
5.00%, 06/01/36	56		63,870
5.00%, 07/01/36	1		637
5.00%, 08/01/36	24		27,677
5.00%, 10/01/36	42		47,362
5.00%, 11/01/36	1,111		1,264,622
5.00%, 01/01/37	610		695,312
5.00%, 02/01/37	523		595,406
5.00%, 06/01/37	24		27,791
5.00%, 01/01/38	6		6,287
5.00%, 02/01/38	850		968,574
5.00%, 03/01/38	3,373		3,847,145
5.00%, 04/01/38	64		72,327
5.00%, 05/01/38	3		3,133
5.00%, 06/01/38	10		11,218
5.00%, 09/01/38	14		16,125
5.00%, 11/01/38	13		15,335
5.00%, 12/01/38	483		550,893
5.00%, 01/01/39	178		203,177
5.00%, 02/01/39	38		43,356
5.00%, 03/01/39	17		18,878
5.00%, 05/01/39	126		143,781
5.00%, 06/01/39	3		2,909
5.00%, 07/01/39	21		24,029
5.00%, 08/01/39	4,461		5,090,168
5.00%, 09/01/39	46		51,916
5.00%, 10/01/39	649		739,945
5.00%, 12/01/39	23		25,463
5.00%, 01/01/40	325		369,900
5.00%, 02/01/40	87		98,026
5.00%, 03/01/40	1,485		1,691,261
5.00%, 04/01/40	199		225,796
5.00%, 06/01/40	3		3,324
5.00%, 07/01/40	237		270,416
5.00%, 08/01/40	2,348		2,672,559
5.00%, 09/01/40	1,199		1,365,387
5.00%, 11/01/40	73		83,622
5.00%, 02/01/41	323		367,259
5.00%, 03/01/41	3		3,449
5.00%, 04/01/41	96		108,603
5.00%, 05/01/41	4		4,832

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 07/01/41	$369		$421,902
5.00%, 08/01/41	2,265		2,575,324
5.00%, 09/01/41	191		216,904
5.00%, 10/01/41	125		141,831
5.00%, 11/01/41	26		29,496
5.00%, 04/01/44	112		125,922
5.00%, 03/01/47	3,815		4,304,384
5.00%, 05/01/47	33		36,151
5.00%, 07/01/47	2,854		3,124,990
5.00%, 03/01/48	1,875		2,085,911
5.00%, 04/01/48	3,221		3,522,775
5.00%, 05/01/48	1,670		1,826,251
5.00%, 06/01/48	553		626,506
5.00%, 07/01/48	1,277		1,396,048
5.00%, 08/01/48	10,638		11,636,857
5.00%, 09/01/48	1,099		1,235,952
5.00%, 10/01/48	3,499		3,873,539
5.00%, 11/01/48	1,952		2,167,270
5.00%, 01/01/49	2,938		3,309,493
5.00%, 02/01/49	836		926,860
5.00%, 04/01/49	891		985,213
5.00%, 11/01/49	1,874		2,050,862
5.00%, 05/01/50	1,303		1,436,123
5.50%, 01/01/22	0	(c)	27
5.50%, 02/01/22	0	(c)	2
5.50%, 05/01/22	0	(c)	25
5.50%, 09/01/22	0	(c)	368
5.50%, 10/01/22	0	(c)	53
5.50%, 01/01/23	0	(c)	149
5.50%, 04/01/23	2		1,732
5.50%, 04/01/23	0	(c)	82
5.50%, 07/01/24	0	(c)	321
5.50%, 02/01/29	0	(c)	451
5.50%, 04/01/29	4		4,238
5.50%, 07/01/31	0	(c)	204
5.50%, 11/01/31	0	(c)	233
5.50%, 12/01/31	1		1,617
5.50%, 01/01/32	0	(c)	116
5.50%, 02/01/32	1		1,200
5.50%, 04/01/32	17		18,639
5.50%, 09/01/32	47		52,220
5.50%, 09/01/32	0	(c)	287
5.50%, 10/01/32	16		18,086
5.50%, 11/01/32	1		1,054
5.50%, 12/01/32	46		52,365
5.50%, 01/01/33	8		9,234
5.50%, 01/01/33	0	(c)	526
5.50%, 03/01/33	4		5,118
5.50%, 04/01/33	0	(c)	330
5.50%, 04/01/33	19		22,564
5.50%, 05/01/33	8		9,515
5.50%, 06/01/33	23		27,131
5.50%, 07/01/33	23		26,569
5.50%, 08/01/33	2		2,254
5.50%, 09/01/33	3		2,822
5.50%, 10/01/33	177		203,017
5.50%, 11/01/33	14		15,996
5.50%, 12/01/33	1		885
5.50%, 01/01/34	0	(c)	564
5.50%, 01/01/34	71		82,275

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 02/01/34	$880		$1,009,358
5.50%, 03/01/34	262		299,113
5.50%, 07/01/34	12		12,775
5.50%, 08/01/34	12		13,727
5.50%, 09/01/34	2		2,251
5.50%, 10/01/34	151		172,511
5.50%, 11/01/34	0	(c)	556
5.50%, 11/01/34	2		1,785
5.50%, 12/01/34	256		298,215
5.50%, 12/01/34	0	(c)	525
5.50%, 01/01/35	1,860		2,146,152
5.50%, 02/01/35	513		592,851
5.50%, 03/01/35	17		19,096
5.50%, 04/01/35	221		246,713
5.50%, 05/01/35	844		970,077
5.50%, 05/01/35	0	(c)	292
5.50%, 06/01/35	2,182		2,512,017
5.50%, 07/01/35	14		16,466
5.50%, 08/01/35	97		106,342
5.50%, 09/01/35	6		6,849
5.50%, 10/01/35	120		137,173
5.50%, 11/01/35	22		24,695
5.50%, 12/01/35	491		565,428
5.50%, 01/01/36	22		25,096
5.50%, 02/01/36	16		17,635
5.50%, 03/01/36	45		49,987
5.50%, 04/01/36	5		6,057
5.50%, 05/01/36	672		771,358
5.50%, 06/01/36	18		20,917
5.50%, 07/01/36	994		1,145,202
5.50%, 08/01/36	130		149,902
5.50%, 08/01/36	0	(c)	467
5.50%, 09/01/36	1		746
5.50%, 11/01/36	15		17,138
5.50%, 12/01/36	0	(c)	259
5.50%, 12/01/36	9		10,032
5.50%, 01/01/37	91		104,108
5.50%, 02/01/37	19		21,692
5.50%, 02/01/37	0	(c)	394
5.50%, 03/01/37	5		6,404
5.50%, 04/01/37	21		23,885
5.50%, 05/01/37	61		70,607
5.50%, 05/01/37	0	(c)	292
5.50%, 07/01/37	11		13,122
5.50%, 09/01/37	11		12,506
5.50%, 11/01/37	23		25,563
5.50%, 12/01/37	12		14,068
5.50%, 01/01/38	40		46,170
5.50%, 02/01/38	8		8,557
5.50%, 04/01/38	1,000		1,157,371
5.50%, 04/01/38	0	(c)	359
5.50%, 05/01/38	411		472,889
5.50%, 05/01/38	0	(c)	242
5.50%, 06/01/38	54		60,970
5.50%, 06/01/38	0	(c)	491
5.50%, 07/01/38	165		190,873
5.50%, 07/01/38	0	(c)	488
5.50%, 08/01/38	38		43,548
5.50%, 09/01/38	134		154,741
5.50%, 10/01/38	50		56,916

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 11/01/38	$19		$22,453
5.50%, 11/01/38	0	(c)	257
5.50%, 12/01/38	148		170,570
5.50%, 12/01/38	0	(c)	528
5.50%, 01/01/39	1,994		2,303,284
5.50%, 02/01/39	64		72,278
5.50%, 03/01/39	1		1,633
5.50%, 04/01/39	25		29,464
5.50%, 05/01/39	20		23,065
5.50%, 06/01/39	53		61,096
5.50%, 09/01/39	1,086		1,269,796
5.50%, 10/01/39	6		7,234
5.50%, 11/01/39	1,618		1,865,696
5.50%, 12/01/39	192		206,735
5.50%, 01/01/40	117		135,573
5.50%, 02/01/40	36		42,018
5.50%, 03/01/40	8		9,538
5.50%, 05/01/40	15		16,921
5.50%, 06/01/40	34		39,097
5.50%, 03/01/41	10		11,370
5.50%, 06/01/41	4,865		5,596,252
6.00%, 01/01/22	0	(c)	11
6.00%, 09/01/22	0	(c)	54
6.00%, 11/01/22	0	(c)	97
6.00%, 12/01/22	15		15,593
6.00%, 10/01/25	0	(c)	200
6.00%, 11/01/25	0	(c)	144
6.00%, 02/01/26	1		735
6.00%, 08/01/26	1		1,401
6.00%, 02/01/28	0	(c)	97
6.00%, 04/01/28	2		1,892
6.00%, 06/01/28	0	(c)	509
6.00%, 06/01/28	2		2,494
6.00%, 07/01/28	3		3,432
6.00%, 11/01/28	1		977
6.00%, 12/01/28	0	(c)	447
6.00%, 01/01/29	6		6,603
6.00%, 02/01/29	0	(c)	126
6.00%, 03/01/29	5		5,598
6.00%, 03/01/29	0	(c)	597
6.00%, 05/01/29	6		6,608
6.00%, 06/01/29	0	(c)	440
6.00%, 07/01/29	2		1,757
6.00%, 09/01/29	0	(c)	500
6.00%, 12/01/30	6		7,055
6.00%, 03/01/31	1		1,201
6.00%, 04/01/31	0	(c)	458
6.00%, 06/01/31	1		1,225
6.00%, 06/01/31	0	(c)	238
6.00%, 08/01/31	0	(c)	278
6.00%, 10/01/31	0	(c)	385
6.00%, 12/01/31	2		2,162
6.00%, 01/01/32	30		33,974
6.00%, 01/01/32	0	(c)	201
6.00%, 02/01/32	3		3,984
6.00%, 02/01/32	0	(c)	782
6.00%, 03/01/32	20		22,783
6.00%, 03/01/32	0	(c)	310
6.00%, 04/01/32	1		775
6.00%, 09/01/32	3		3,322

88	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 10/01/32	$5		$6,283
6.00%, 11/01/32	5		5,528
6.00%, 11/01/32	0	(c)	269
6.00%, 12/01/32	83		93,844
6.00%, 12/01/32	0	(c)	270
6.00%, 01/01/33	5		5,112
6.00%, 02/01/33	6		6,234
6.00%, 03/01/33	8		9,460
6.00%, 03/01/33	0	(c)	476
6.00%, 04/01/33	4		4,209
6.00%, 05/01/33	0	(c)	196
6.00%, 09/01/33	5		5,638
6.00%, 10/01/33	17		19,791
6.00%, 11/01/33	25		28,812
6.00%, 05/01/34	11		13,005
6.00%, 06/01/34	18		20,024
6.00%, 07/01/34	11		12,834
6.00%, 08/01/34	0	(c)	318
6.00%, 08/01/34	4		3,910
6.00%, 10/01/34	9		10,974
6.00%, 12/01/34	3		4,027
6.00%, 05/01/35	11		11,737
6.00%, 06/01/35	5		6,876
6.00%, 07/01/35	0	(c)	228
6.00%, 07/01/35	3		3,194
6.00%, 08/01/35	31		36,496
6.00%, 09/01/35	3		3,153
6.00%, 12/01/35	9		10,492
6.00%, 01/01/36	5		5,827
6.00%, 02/01/36	8		9,389
6.00%, 03/01/36	2		2,908
6.00%, 05/01/36	17		20,019
6.00%, 06/01/36	20		23,370
6.00%, 07/01/36	10		11,932
6.00%, 08/01/36	3		3,574
6.00%, 09/01/36	394		462,923
6.00%, 10/01/36	526		613,786
6.00%, 11/01/36	31		35,925
6.00%, 12/01/36	103		120,011
6.00%, 12/01/36	0	(c)	472
6.00%, 01/01/37	4		4,007
6.00%, 02/01/37	396		466,297
6.00%, 03/01/37	7		7,341
6.00%, 05/01/37	9		10,157
6.00%, 07/01/37	6		6,295
6.00%, 08/01/37	17		19,048
6.00%, 09/01/37	8		10,525
6.00%, 10/01/37	29		32,612
6.00%, 10/01/37	0	(c)	243
6.00%, 11/01/37	15		18,246
6.00%, 12/01/37	66		76,512
6.00%, 01/01/38	82		96,435
6.00%, 02/01/38	3		3,104
6.00%, 04/01/38	39		45,458
6.00%, 05/01/38	42		48,739
6.00%, 06/01/38	19		22,290
6.00%, 07/01/38	30		35,047
6.00%, 08/01/38	0	(c)	382
6.00%, 08/01/38	20		23,742
6.00%, 09/01/38	1,579		1,859,741

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 10/01/38	$1		$1,100
6.00%, 10/01/38	0	(c)	473
6.00%, 11/01/38	6		6,887
6.00%, 12/01/38	2		2,938
6.00%, 01/01/39	16		18,917
6.00%, 02/01/39	2		2,234
6.00%, 11/01/39	5		6,311
6.00%, 12/01/39	1		1,346
6.00%, 04/01/40	9		10,675
6.00%, 07/01/40	4,990		5,870,688
6.50%, 03/01/24	0	(c)	478
6.50%, 04/01/24	0	(c)	137
6.50%, 06/01/24	0	(c)	101
6.50%, 07/01/24	1		828
6.50%, 09/01/24	4		4,299
6.50%, 12/01/25	0	(c)	221
6.50%, 01/01/26	0	(c)	177
6.50%, 02/01/26	0	(c)	366
6.50%, 03/01/26	0	(c)	414
6.50%, 04/01/26	2		1,628
6.50%, 03/01/27	0	(c)	386
6.50%, 04/01/28	0	(c)	289
6.50%, 05/01/28	1		1,014
6.50%, 06/01/28	0	(c)	502
6.50%, 07/01/28	1		1,180
6.50%, 09/01/28	2		1,277
6.50%, 09/01/28	0	(c)	130
6.50%, 10/01/28	0	(c)	1,003
6.50%, 12/01/28	3		3,508
6.50%, 01/01/29	4		4,252
6.50%, 02/01/29	4		3,825
6.50%, 03/01/29	4		4,740
6.50%, 04/01/29	5		4,963
6.50%, 04/01/29	0	(c)	368
6.50%, 05/01/29	0	(c)	353
6.50%, 05/01/29	2		1,509
6.50%, 06/01/29	0	(c)	849
6.50%, 07/01/29	0	(c)	865
6.50%, 08/01/29	4		4,222
6.50%, 09/01/29	5		6,552
6.50%, 08/01/30	1		1,337
6.50%, 01/01/31	0	(c)	162
6.50%, 03/01/31	1		1,059
6.50%, 05/01/31	1		1,249
6.50%, 05/01/31	0	(c)	78
6.50%, 06/01/31	0	(c)	775
6.50%, 06/01/31	9		10,197
6.50%, 07/01/31	2		2,435
6.50%, 07/01/31	0	(c)	110
6.50%, 08/01/31	0	(c)	509
6.50%, 08/01/31	4		4,079
6.50%, 09/01/31	2		1,712
6.50%, 10/01/31	0	(c)	515
6.50%, 11/01/31	1		754
6.50%, 12/01/31	7		7,358
6.50%, 01/01/32	0	(c)	53
6.50%, 02/01/32	4		4,113
6.50%, 02/01/32	0	(c)	537
6.50%, 03/01/32	0	(c)	561
6.50%, 03/01/32	5		5,487

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 04/01/32	$6		$6,351
6.50%, 04/01/32	0	(c)	177
6.50%, 05/01/32	0	(c)	258
6.50%, 07/01/32	1		1,104
6.50%, 08/01/32	10		10,404
6.50%, 08/01/32	0	(c)	511
6.50%, 09/01/32	1		1,446
6.50%, 10/01/32	2		2,916
6.50%, 11/01/32	1		1,016
6.50%, 12/01/32	3		3,691
6.50%, 12/01/33	7		7,700
6.50%, 04/01/34	24		27,941
6.50%, 07/01/34	2		2,179
6.50%, 09/01/34	5		5,648
6.50%, 01/01/35	3		3,228
6.50%, 04/01/35	1		922
6.50%, 08/01/35	6		6,778
6.50%, 02/01/36	0	(c)	538
6.50%, 06/01/36	1		1,496
6.50%, 08/01/36	2		1,913
6.50%, 09/01/36	39		46,511
6.50%, 10/01/36	15		16,946
6.50%, 11/01/36	1		1,300
6.50%, 08/01/37	5		5,517
6.50%, 10/01/37	13		15,877
6.50%, 11/01/37	5		5,636
6.50%, 12/01/37	0	(c)	274
6.50%, 12/01/37	19		22,020
6.50%, 01/01/38	1		995
6.50%, 02/01/38	27		32,138
6.50%, 07/01/38	3		3,647
6.50%, 08/01/38	1		1,234
6.50%, 09/01/38	5		5,687
6.50%, 10/01/38	1		1,430
6.50%, 12/01/38	3		3,501
6.50%, 01/01/39	11		13,099
6.50%, 09/01/39	24		28,453
7.00%, 04/01/23	0	(c)	176
7.00%, 07/01/23	0	(c)	226
7.00%, 09/01/23	0	(c)	70
7.00%, 02/01/24	0	(c)	18
7.00%, 05/01/24	0	(c)	160
7.00%, 07/01/24	0	(c)	83
7.00%, 12/01/25	0	(c)	16
7.00%, 03/01/26	0	(c)	419
7.00%, 03/01/26	1		1,080
7.00%, 06/01/26	0	(c)	260
7.00%, 12/01/26	0	(c)	243
7.00%, 01/01/27	0	(c)	144
7.00%, 02/01/27	1		670
7.00%, 03/01/27	0	(c)	212
7.00%, 04/01/27	0	(c)	50
7.00%, 05/01/27	0	(c)	73
7.00%, 09/01/27	1		1,150
7.00%, 10/01/27	0	(c)	412
7.00%, 11/01/27	0	(c)	486
7.00%, 12/01/27	1		1,005
7.00%, 12/01/27	0	(c)	129
7.00%, 05/01/28	1		846
7.00%, 07/01/28	0	(c)	39

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 10/01/28	$0	(c)	$449
7.00%, 11/01/28	1		1,273
7.00%, 12/01/28	2		2,149
7.00%, 03/01/29	1		583
7.00%, 06/01/29	3		3,349
7.00%, 06/01/29	0	(c)	104
7.00%, 07/01/29	4		3,656
7.00%, 07/01/29	0	(c)	204
7.00%, 09/01/29	0	(c)	272
7.00%, 10/01/29	1		1,659
7.00%, 01/01/30	0	(c)	19
7.00%, 02/01/30	0	(c)	134
7.00%, 05/01/30	0	(c)	223
7.00%, 12/01/30	0	(c)	559
7.00%, 01/01/31	0	(c)	21
7.00%, 01/01/31	1		1,186
7.00%, 02/01/31	1		1,056
7.00%, 05/01/31	0	(c)	553
7.00%, 07/01/31	1		1,503
7.00%, 08/01/31	2		1,865
7.00%, 09/01/31	3		3,354
7.00%, 12/01/31	2		2,133
7.00%, 02/01/32	3		3,262
7.00%, 03/01/32	4		4,786
7.00%, 05/01/32	1		1,650
7.00%, 05/01/32	0	(c)	446
7.00%, 06/01/32	2		1,875
7.00%, 06/01/32	0	(c)	495
7.00%, 07/01/32	5		5,471
7.00%, 08/01/32	3		3,522
7.00%, 09/01/32	1		1,088
7.00%, 11/01/32	1		1,084
7.00%, 10/01/33	12		14,496
7.00%, 11/01/36	2		2,867
7.00%, 12/01/36	7		7,940
7.00%, 09/01/38	2		2,023
7.50%, 02/01/22	0	(c)	43
7.50%, 05/01/22	0	(c)	1
7.50%, 01/01/23	0	(c)	54
7.50%, 04/01/23	1		1,160
7.50%, 01/01/24	0	(c)	20
7.50%, 05/01/24	0	(c)	42
7.50%, 06/01/24	0	(c)	15
7.50%, 11/01/25	0	(c)	208
7.50%, 01/01/26	0	(c)	732
7.50%, 03/01/26	0	(c)	286
7.50%, 04/01/26	0	(c)	151
7.50%, 05/01/26	0	(c)	202
7.50%, 10/01/26	0	(c)	249
7.50%, 12/01/26	0	(c)	34
7.50%, 01/01/27	0	(c)	318
7.50%, 04/01/27	0	(c)	190
7.50%, 06/01/27	0	(c)	98
7.50%, 08/01/27	0	(c)	297
7.50%, 09/01/27	0	(c)	73
7.50%, 12/01/27	1		740
7.50%, 03/01/28	1		1,023
7.50%, 07/01/28	0	(c)	251
7.50%, 11/01/28	0	(c)	234
7.50%, 07/01/29	10		11,192

90	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 12/01/29	$0	(c)	$93
7.50%, 01/01/30	0	(c)	504
7.50%, 03/01/30	0	(c)	88
7.50%, 05/01/30	0	(c)	110
7.50%, 06/01/30	0	(c)	42
7.50%, 07/01/30	0	(c)	15
7.50%, 08/01/30	0	(c)	167
7.50%, 08/01/30	1		854
7.50%, 09/01/30	1		1,453
7.50%, 10/01/30	0	(c)	115
7.50%, 10/01/30	1		777
7.50%, 11/01/30	1		1,186
7.50%, 12/01/30	1		1,319
7.50%, 01/01/31	0	(c)	52
7.50%, 02/01/31	0	(c)	100
7.50%, 09/01/31	2		2,438
7.50%, 01/01/32	2		1,854
8.00%, 02/01/22	0	(c)	6
8.00%, 07/01/22	0	(c)	406
8.00%, 08/01/22	0	(c)	22
8.00%, 11/01/22	0	(c)	1
8.00%, 12/01/22	0	(c)	385
8.00%, 12/01/23	0	(c)	14
8.00%, 04/01/24	0	(c)	63
8.00%, 05/01/24	0	(c)	31
8.00%, 05/01/25	0	(c)	174
8.00%, 10/01/25	0	(c)	58
8.00%, 11/01/25	0	(c)	428
8.00%, 09/01/26	1		895
8.00%, 10/01/26	0	(c)	230
8.00%, 11/01/26	0	(c)	410
8.00%, 03/01/27	0	(c)	311
8.00%, 05/01/27	0	(c)	370
8.00%, 06/01/27	0	(c)	199
8.00%, 09/01/27	0	(c)	176
8.00%, 11/01/27	0	(c)	74
8.00%, 10/01/29	0	(c)	112
8.00%, 11/01/29	1		738
8.00%, 12/01/29	0	(c)	241
8.00%, 01/01/30	0	(c)	80
8.00%, 03/01/30	1		948
8.00%, 07/01/30	0	(c)	65
8.00%, 06/01/31	3		2,916
8.50%, 02/01/22	0	(c)	7
8.50%, 03/01/23	0	(c)	158
8.50%, 06/01/24	0	(c)	17
8.50%, 11/01/24	0	(c)	59
8.50%, 01/01/25	0	(c)	84
8.50%, 03/01/25	0	(c)	146
8.50%, 06/01/25	0	(c)	57
8.50%, 09/01/25	0	(c)	177
8.50%, 07/01/30	0	(c)	400
9.00%, 01/01/22	0	(c)	1
9.00%, 04/01/25	0	(c)	125
9.00%, 10/01/25	0	(c)	97
9.50%, 06/01/25	0	(c)	82
10.00%, 04/01/25	0	(c)	48
Federal National Mortgage Association
1.50%, 11/01/35	1,389		1,415,456
1.50%, 12/01/35	8,257		8,390,627

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
1.50%, 01/01/36	$5,739	$5,839,396
1.50%, 06/01/36	1,792	1,821,065
1.50%, 07/01/36	1,237	1,260,420
1.50%, 11/01/50	2,652	2,606,343
1.50%, 10/14/51(a)	143,550	140,841,809
1.79%, 06/01/43, (12 mo. LIBOR US + 1.535%)(b)	1,029	1,066,879
1.95%, 08/01/42, (12 mo. LIBOR US + 1.695%)(b)	931	971,533
2.00%, 06/01/35	1,964	2,042,067
2.00%, 08/01/35	3,670	3,817,854
2.00%, 09/01/35	2,478	2,580,574
2.00%, 10/01/35	14,621	15,204,734
2.00%, 11/01/35	53,438	55,477,540
2.00%, 12/01/35	25,430	26,467,329
2.00%, 01/01/36	37,101	38,575,039
2.00%, 02/01/36	1,106	1,152,785
2.00%, 03/01/36	4,176	4,352,116
2.00%, 04/01/36	3,567	3,713,110
2.00%, 05/01/36	3,777	3,915,397
2.00%, 06/01/36	79,123	81,940,184
2.00%, 07/01/36	2,155	2,248,820
2.00%, 07/01/50	72,936	73,989,345
2.00%, 09/01/50	7,664	7,790,970
2.00%, 10/01/50	66,272	67,702,648
2.00%, 11/01/50	42,341	43,112,257
2.00%, 12/01/50	41,520	42,316,890
2.00%, 01/01/51	10,100	10,281,100
2.00%, 02/01/51	161,349	163,833,206
2.00%, 03/01/51	10,982	11,149,146
2.00%, 05/01/51	8,294	8,417,116
2.00%, 06/01/51	148,939	151,374,119
2.00%, 07/01/51	196,462	199,550,816
2.00%, 10/14/51(a)	353,975	358,137,449
2.10%, 08/01/41, (12 mo. LIBOR US + 1.750%)(b)	70	72,711
2.18%, 02/01/42, (12 mo. LIBOR US + 1.805%)(b)	359	374,649
2.21%, 12/01/38, (12 mo. LIBOR US + 1.817%)(b)	224	231,012
2.32%, 09/01/41, (12 mo. LIBOR US + 1.815%)(b)	50	52,964
2.32%, 10/01/41, (12 mo. LIBOR US + 1.815%)(b)	898	945,184
2.50%, 10/01/30	1,812	1,903,151
2.50%, 08/01/31	1,965	2,064,923
2.50%, 12/01/31	473	498,676
2.50%, 03/01/32	1,719	1,802,128
2.50%, 02/01/35	7,544	7,950,742
2.50%, 03/01/35	11,756	12,342,048
2.50%, 04/01/35	3,025	3,164,521
2.50%, 05/01/35	1,793	1,890,932
2.50%, 06/01/35	6,979	7,331,355
2.50%, 07/01/35	15,840	16,752,662
2.50%, 08/01/35	20,879	22,085,918
2.50%, 09/01/35	12,371	13,090,905
2.50%, 10/01/35	2,469	2,614,903
2.50%, 11/01/35	1,661	1,753,967
2.50%, 12/01/35	2,775	2,937,574
2.50%, 02/01/36	5,734	6,089,453
2.50%, 03/01/36	6,471	6,836,156
2.50%, 04/01/36	4,692	4,955,380
2.50%, 06/01/36	4,361	4,574,504
2.50%, 05/01/43	608	636,196
2.50%, 06/01/46	433	452,612
2.50%, 12/01/47	523	546,809
2.50%, 05/01/50	15,023	15,721,096

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 06/01/50	$25,686	$26,793,865
2.50%, 07/01/50	13,664	14,368,108
2.50%, 08/01/50	15,162	15,890,301
2.50%, 09/01/50	56,428	59,108,710
2.50%, 10/01/50	162,598	169,244,016
2.50%, 11/01/50	317,506	330,820,753
2.50%, 12/01/50	59,742	62,412,007
2.50%, 01/01/51	11,306	11,845,909
2.50%, 04/01/51	12,600	13,209,896
2.50%, 05/01/51	43,891	45,681,899
2.50%, 07/01/51	132,230	137,472,990
2.50%, 08/01/51	94,004	98,527,530
2.50%, 10/14/51(a)	330,100	342,195,514
3.00%, 05/01/27	259	272,811
3.00%, 12/01/28	847	896,042
3.00%, 05/01/29	2,010	2,123,320
3.00%, 03/01/30	2,956	3,124,986
3.00%, 07/01/30	1,693	1,804,524
3.00%, 06/01/31	1,209	1,280,571
3.00%, 08/01/31	55	58,799
3.00%, 09/01/31	1,473	1,579,688
3.00%, 11/01/31	1,269	1,346,341
3.00%, 08/01/32	674	714,170
3.00%, 10/01/32	300	316,325
3.00%, 09/01/33	3,265	3,460,296
3.00%, 09/01/34	4,482	4,744,823
3.00%, 10/01/34	1,045	1,100,718
3.00%, 11/01/34	1,051	1,125,461
3.00%, 03/01/35	14,485	15,525,894
3.00%, 05/01/35	1,260	1,357,056
3.00%, 06/01/35	912	961,031
3.00%, 07/01/35	4,423	4,712,048
3.00%, 08/01/35	3,110	3,280,308
3.00%, 09/01/35	1,369	1,449,570
3.00%, 10/01/35	84	89,197
3.00%, 11/01/42	3,949	4,211,833
3.00%, 02/01/43	2,807	3,029,517
3.00%, 06/01/43	629	684,126
3.00%, 07/01/43	2,686	2,859,625
3.00%, 08/01/45	609	644,026
3.00%, 07/01/46	552	583,618
3.00%, 08/01/46	765	811,384
3.00%, 09/01/46	16,749	17,764,710
3.00%, 10/01/46	1,917	2,026,254
3.00%, 11/01/46	10,971	11,635,028
3.00%, 12/01/46	749	806,294
3.00%, 01/01/47	967	1,021,692
3.00%, 02/01/47	17,105	18,145,131
3.00%, 03/01/47	7,125	7,433,364
3.00%, 07/01/47	3,080	3,254,656
3.00%, 09/01/47	589	622,270
3.00%, 01/01/48	3,260	3,501,706
3.00%, 07/01/48	3,511	3,710,203
3.00%, 09/01/49	8,517	9,094,913
3.00%, 10/01/49	4,142	4,372,972
3.00%, 11/01/49	1,032	1,112,059
3.00%, 12/01/49	13,579	14,217,538
3.00%, 01/01/50	1,319	1,421,050
3.00%, 02/01/50	39,155	41,602,015
3.00%, 03/01/50	52,189	55,314,684

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 04/01/50	$36,649	$38,844,898
3.00%, 05/01/50	17,511	18,552,243
3.00%, 06/01/50	5,753	6,126,643
3.00%, 07/01/50	7,857	8,299,044
3.00%, 08/01/50	63,264	67,585,623
3.00%, 09/01/50	8,155	8,650,991
3.00%, 10/01/50	7,855	8,319,792
3.00%, 11/01/50	57,907	61,991,228
3.00%, 12/01/50	2,603	2,779,623
3.00%, 01/01/51	5,033	5,330,683
3.00%, 05/01/51	8,064	8,531,059
3.00%, 08/01/51	2,485	2,614,390
3.50%, 06/01/30	745	799,477
3.50%, 05/01/32	377	399,274
3.50%, 06/01/32	2,347	2,526,240
3.50%, 12/01/32	1,740	1,868,317
3.50%, 04/01/33	1,377	1,479,354
3.50%, 12/01/33	874	948,781
3.50%, 04/01/34	4,036	4,392,798
3.50%, 05/01/34	882	946,692
3.50%, 11/01/34	2,890	3,132,284
3.50%, 12/01/34	1,629	1,773,129
3.50%, 02/01/35	2,414	2,613,859
3.50%, 03/01/35	4,119	4,454,298
3.50%, 05/01/35	2,691	2,886,061
3.50%, 06/01/35	599	640,063
3.50%, 10/01/35	965	1,043,670
3.50%, 11/01/35	3,269	3,561,395
3.50%, 12/01/35	2,696	2,937,036
3.50%, 11/01/40	83	90,143
3.50%, 01/01/42	1,004	1,086,172
3.50%, 05/01/44	2,868	3,170,678
3.50%, 06/01/44	727	790,757
3.50%, 08/01/45	7,408	8,082,737
3.50%, 09/01/45	3,481	3,752,537
3.50%, 11/01/45	10,118	10,908,343
3.50%, 12/01/45	2,349	2,516,671
3.50%, 01/01/46	3,303	3,538,318
3.50%, 02/01/46	2,046	2,205,947
3.50%, 05/01/46	765	829,907
3.50%, 06/01/46	273	292,164
3.50%, 09/01/46	1,548	1,671,312
3.50%, 01/01/47	2,522	2,784,518
3.50%, 05/01/47	3,705	3,980,816
3.50%, 07/01/47	52,362	56,592,260
3.50%, 12/01/47	3,347	3,586,121
3.50%, 01/01/48	3,684	3,965,809
3.50%, 03/01/48	19,642	21,177,418
3.50%, 07/01/48	3,180	3,406,810
3.50%, 11/01/48	547	602,722
3.50%, 01/01/49	3,552	3,830,150
3.50%, 07/01/49	3,847	4,066,457
3.50%, 08/01/49	16,587	17,993,446
3.50%, 10/01/49	220	236,881
3.50%, 11/01/49	8,552	9,173,746
3.50%, 12/01/49	15,513	16,686,736
3.50%, 01/01/50	3,240	3,536,058
3.50%, 02/01/50	1,204	1,314,094
3.50%, 03/01/50	7,371	7,876,864
3.50%, 04/01/50	28,580	30,587,860

92	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 05/01/50	$10,629	$11,396,627
3.50%, 06/01/50	7,036	7,520,799
3.50%, 07/01/50	4,031	4,403,201
3.50%, 08/01/50	3,321	3,650,127
3.50%, 09/01/50	4,354	4,730,473
3.50%, 10/01/50	8,454	9,083,815
3.50%, 01/01/51	5,607	5,927,556
3.50%, 03/01/51	1,608	1,721,616
3.50%, 11/01/51	8,093	8,782,610
4.00%, 07/01/33	990	1,084,957
4.00%, 09/01/33	3,550	3,769,010
4.00%, 11/01/33	118	125,128
4.00%, 06/01/34	809	882,867
4.00%, 08/01/34	359	380,985
4.00%, 10/01/34	738	784,295
4.00%, 11/01/43	482	528,533
4.00%, 01/01/44	1,111	1,223,542
4.00%, 05/01/44	7,791	8,566,766
4.00%, 02/01/46	192	208,850
4.00%, 04/01/46	2,085	2,260,726
4.00%, 01/01/47	466	505,673
4.00%, 02/01/47	11,172	12,334,378
4.00%, 03/01/47	594	638,893
4.00%, 04/01/47	576	618,929
4.00%, 05/01/47	569	611,632
4.00%, 10/01/47	7,647	8,224,203
4.00%, 01/01/48	1,086	1,167,449
4.00%, 02/01/48	8,143	8,756,030
4.00%, 04/01/48	2,602	2,797,716
4.00%, 05/01/48	2,624	2,849,609
4.00%, 07/01/48	3,872	4,193,714
4.00%, 09/01/48	1,539	1,647,199
4.00%, 10/01/48	9,136	9,908,238
4.00%, 12/01/48	2,849	3,087,463
4.00%, 02/01/49	573	623,618
4.00%, 03/01/49	10,838	11,759,864
4.00%, 04/01/49	7,565	8,222,118
4.00%, 06/01/49	32,524	34,971,949
4.00%, 09/01/49	10,983	12,070,291
4.00%, 11/01/49	3,761	4,131,627
4.00%, 12/01/49	32,773	35,479,022
4.00%, 03/01/50	26,152	28,379,552
4.00%, 04/01/50	6,388	6,937,849
4.00%, 05/01/50	8,608	9,275,831
4.00%, 07/01/50	1,785	1,927,186
4.00%, 09/01/50	2,592	2,808,333
4.00%, 11/01/50	11,699	12,687,203
4.00%, 01/01/57	6,304	7,051,033
4.00%, 02/01/57	7,145	7,991,355
4.50%, 10/01/26	2,403	2,516,765
4.50%, 01/01/40	1,820	2,031,269
4.50%, 02/01/40	300	335,936
4.50%, 03/01/40	181	203,231
4.50%, 04/01/40	65	72,694
4.50%, 02/01/41	405	451,910
4.50%, 03/01/41	558	622,372
4.50%, 07/01/41	135	151,023
4.50%, 08/01/41	269	300,292
4.50%, 09/01/41	105	117,528
4.50%, 07/01/42	4,115	4,588,032

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 02/01/44	$1,448	$1,614,982
4.50%, 09/01/47	5,276	5,766,466
4.50%, 04/01/48	916	989,548
4.50%, 06/01/48	2,068	2,241,588
4.50%, 08/01/48	6,242	6,779,600
4.50%, 10/01/48	3,332	3,656,035
4.50%, 12/01/48	35,893	39,198,463
4.50%, 05/01/49	853	926,070
4.50%, 08/01/49	1,350	1,458,151
4.50%, 09/01/49	2,698	2,914,741
4.50%, 02/01/50	3,946	4,298,230
4.50%, 03/01/50	11,845	12,963,427
4.50%, 04/01/50	15,859	17,266,662
4.50%, 08/01/50	3,313	3,629,297
4.50%, 09/01/50	1,023	1,130,530
5.00%, 05/01/34	733	829,468
5.00%, 10/01/47	903	991,207
5.00%, 07/01/48	1,699	1,864,214
5.00%, 02/01/49	1,478	1,640,759
5.00%, 11/01/49	2,625	2,871,715
5.00%, 03/01/50	918	1,019,456
Government National Mortgage Association
1.50%, 09/21/51(a)	49,125	48,585,776
2.00%, 09/20/50	1,367	1,396,123
2.00%, 10/20/50	827	844,899
2.00%, 11/20/50	51,640	52,741,559
2.00%, 12/20/50	19,074	19,481,141
2.00%, 01/20/51	45,682	46,656,212
2.00%, 04/20/51	291,468	297,672,310
2.00%, 06/20/51	3,418	3,490,960
2.00%, 07/20/51	1,795	1,832,718
2.00%, 09/21/51(a)	219,025	223,568,058
2.50%, 03/20/27	55	57,928
2.50%, 08/20/27	71	74,444
2.50%, 09/20/27	89	93,431
2.50%, 01/20/28	301	314,344
2.50%, 04/20/28	167	174,754
2.50%, 11/20/30	132	138,108
2.50%, 04/20/32	418	436,372
2.50%, 12/20/42	584	610,994
2.50%, 03/15/43	61	63,972
2.50%, 03/20/43	219	229,030
2.50%, 04/15/43	33	34,539
2.50%, 01/20/45	22	22,744
2.50%, 04/15/45	42	43,735
2.50%, 06/15/45	67	70,034
2.50%, 10/20/45	4,292	4,490,386
2.50%, 09/15/46	22	22,465
2.50%, 10/15/46	395	413,752
2.50%, 11/20/46	303	315,513
2.50%, 12/20/46	13,918	14,503,207
2.50%, 01/20/47	6,570	6,846,442
2.50%, 11/20/47	123	127,727
2.50%, 10/20/49	3,416	3,539,905
2.50%, 04/20/50	321	332,902
2.50%, 08/20/50	13,555	14,051,553
2.50%, 09/20/50	39,794	41,253,077
2.50%, 01/20/51	109,743	113,766,240
2.50%, 02/20/51	109,964	114,121,202
2.50%, 05/20/51	257,088	266,807,820

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 06/20/51	$4,197	$4,355,860
2.50%, 07/20/51	210,535	218,494,190
2.50%, 08/20/51	121,923	126,532,366
2.50%, 09/21/51(a)	228,991	237,470,823
3.00%, 01/20/27	195	205,442
3.00%, 04/15/27	90	94,521
3.00%, 04/20/27	110	115,625
3.00%, 05/20/27	4,507	4,745,180
3.00%, 07/15/27	2,125	2,237,882
3.00%, 09/15/27	34	35,817
3.00%, 09/20/27	170	178,659
3.00%, 10/15/27	448	472,721
3.00%, 11/20/27	27	28,273
3.00%, 01/20/28	24	25,478
3.00%, 09/20/28	71	74,423
3.00%, 10/20/28	95	100,352
3.00%, 11/20/28	248	260,829
3.00%, 01/20/29	72	75,271
3.00%, 05/20/29	200	210,827
3.00%, 10/20/30	24	25,244
3.00%, 12/20/31	271	285,686
3.00%, 01/20/42	19	20,204
3.00%, 04/15/42	343	364,129
3.00%, 07/20/42	228	242,834
3.00%, 08/15/42	504	536,147
3.00%, 08/20/42	219	234,035
3.00%, 09/15/42	7,558	8,037,904
3.00%, 09/20/42	618	659,120
3.00%, 10/15/42	910	985,900
3.00%, 10/20/42	276	293,981
3.00%, 11/15/42	6,430	6,835,032
3.00%, 11/20/42	458	488,322
3.00%, 12/15/42	324	347,003
3.00%, 12/20/42	1,647	1,756,404
3.00%, 01/20/43	11,607	12,377,760
3.00%, 02/15/43	591	632,724
3.00%, 02/20/43	405	437,829
3.00%, 03/15/43	20	20,871
3.00%, 04/15/43	451	481,281
3.00%, 04/20/43	5,868	6,247,567
3.00%, 05/15/43	194	206,335
3.00%, 06/15/43	87	92,561
3.00%, 07/15/43	111	117,506
3.00%, 08/15/43	1,064	1,130,480
3.00%, 09/15/43	1,630	1,731,054
3.00%, 09/20/43	1,329	1,415,002
3.00%, 11/20/43	48	51,260
3.00%, 12/20/43	13	13,909
3.00%, 01/15/44	397	421,590
3.00%, 01/20/44	3,895	4,146,452
3.00%, 02/20/44	1,248	1,328,558
3.00%, 03/20/44	1,387	1,477,138
3.00%, 04/20/44	25	26,693
3.00%, 05/15/44	15	16,180
3.00%, 06/20/44	232	247,164
3.00%, 07/20/44	791	838,497
3.00%, 08/20/44	28,142	29,827,002
3.00%, 09/20/44	937	993,459
3.00%, 10/15/44	708	750,152
3.00%, 10/20/44	4,616	4,914,831

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/20/44	$26	$27,309
3.00%, 01/20/45	40	42,336
3.00%, 03/15/45	1,326	1,423,828
3.00%, 03/20/45	22	23,730
3.00%, 04/20/45	356	377,347
3.00%, 05/15/45	2,548	2,737,128
3.00%, 05/20/45	13,052	13,817,629
3.00%, 07/15/45	74	78,411
3.00%, 07/20/45	20,932	22,158,694
3.00%, 08/15/45	3,263	3,450,959
3.00%, 08/20/45	41,822	44,273,493
3.00%, 09/20/45	502	531,815
3.00%, 10/20/45	10,170	10,859,862
3.00%, 11/20/45	4,017	4,319,079
3.00%, 12/20/45	14,684	15,617,239
3.00%, 01/20/46	6,535	6,917,644
3.00%, 02/20/46	16,331	17,288,464
3.00%, 03/20/46	7,284	7,719,073
3.00%, 04/20/46	6,259	6,597,580
3.00%, 05/20/46	21,479	22,641,609
3.00%, 06/20/46	16,105	16,976,294
3.00%, 07/15/46	598	632,800
3.00%, 07/20/46	24,038	25,339,304
3.00%, 08/20/46	46,301	48,807,363
3.00%, 09/20/46	37,721	39,762,392
3.00%, 10/20/46	13,106	13,815,353
3.00%, 11/15/46	182	192,883
3.00%, 11/20/46	24,662	26,014,319
3.00%, 12/15/46	6,465	6,886,226
3.00%, 12/20/46	45,100	47,541,734
3.00%, 01/20/47	32,995	34,780,844
3.00%, 02/15/47	14,799	15,658,271
3.00%, 02/20/47	9,223	9,722,580
3.00%, 03/20/47	24,798	26,140,511
3.00%, 04/20/47	1,297	1,365,696
3.00%, 06/15/47	196	210,870
3.00%, 06/20/47	9,646	10,156,340
3.00%, 07/20/47	3,607	3,797,601
3.00%, 08/20/47	1,141	1,201,661
3.00%, 09/15/47	122	131,285
3.00%, 09/20/47	8,953	9,425,767
3.00%, 11/20/47	20,767	21,864,620
3.00%, 12/15/47	33	35,435
3.00%, 12/20/47	8,506	8,956,129
3.00%, 01/20/48	9,935	10,460,089
3.00%, 02/20/48	7,275	7,644,710
3.00%, 03/20/48	4,917	5,176,931
3.00%, 04/20/48	10,749	11,317,371
3.00%, 05/20/48	2,766	2,912,583
3.00%, 08/20/48	3,967	4,176,421
3.00%, 09/20/48	2,327	2,450,436
3.00%, 10/20/48	1,740	1,831,981
3.00%, 11/20/48	3,344	3,520,960
3.00%, 12/20/48	2,284	2,405,050
3.00%, 01/20/49	873	919,464
3.00%, 02/20/49	796	838,405
3.00%, 06/20/49	5,397	5,682,272
3.00%, 07/20/49	8,861	9,282,168
3.00%, 09/20/49	38,168	39,942,388
3.00%, 10/20/49	16,686	17,457,314

94	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/20/49	$60,623	$63,410,129
3.00%, 01/20/50	37,886	39,617,319
3.00%, 02/20/50	69,432	72,587,705
3.00%, 03/20/50	13,602	14,219,475
3.00%, 04/20/50	20,351	21,275,007
3.00%, 05/20/50	28,497	29,792,429
3.00%, 03/20/51	294	307,736
3.50%, 08/15/24	189	194,235
3.50%, 12/15/25	8	8,138
3.50%, 02/15/26	157	162,414
3.50%, 05/15/26	23	24,999
3.50%, 12/20/26	109	116,115
3.50%, 03/20/27	20	20,986
3.50%, 04/20/27	64	68,416
3.50%, 01/20/29	14	14,539
3.50%, 07/15/29	227	243,890
3.50%, 02/20/31	75	78,298
3.50%, 01/15/41	19	20,888
3.50%, 01/20/41	101	109,356
3.50%, 09/15/41	241	262,578
3.50%, 10/15/41	22	23,974
3.50%, 11/15/41	88	95,287
3.50%, 11/20/41	454	493,028
3.50%, 12/15/41	2,347	2,554,779
3.50%, 01/15/42	232	254,085
3.50%, 01/20/42	162	175,622
3.50%, 02/15/42	484	528,063
3.50%, 02/20/42	98	106,104
3.50%, 03/15/42	227	246,691
3.50%, 03/20/42	13,298	14,437,735
3.50%, 04/15/42	723	787,785
3.50%, 05/15/42	788	856,569
3.50%, 05/20/42	134	145,140
3.50%, 06/15/42	158	171,760
3.50%, 07/15/42	481	523,778
3.50%, 08/15/42	65	70,732
3.50%, 08/20/42	1,213	1,317,263
3.50%, 09/15/42	1,904	2,073,022
3.50%, 09/20/42	18,112	19,664,999
3.50%, 10/15/42	1,206	1,312,722
3.50%, 10/20/42	18,948	20,572,921
3.50%, 11/15/42	597	649,489
3.50%, 11/20/42	19,091	20,728,235
3.50%, 12/20/42	14,923	16,202,666
3.50%, 01/15/43	490	532,761
3.50%, 01/20/43	2,219	2,425,320
3.50%, 02/15/43	115	124,608
3.50%, 03/15/43	10,307	11,218,392
3.50%, 03/20/43	47	50,493
3.50%, 04/15/43	138	150,681
3.50%, 04/20/43	3,469	3,767,372
3.50%, 05/15/43	1,305	1,424,026
3.50%, 06/15/43	10,166	11,062,816
3.50%, 08/15/43	310	338,227
3.50%, 09/20/43	3,748	4,070,785
3.50%, 10/15/43	93	101,414
3.50%, 10/20/43	1,770	1,922,534
3.50%, 01/20/44	4	4,375
3.50%, 02/20/44	1,048	1,137,933
3.50%, 04/20/44	342	368,177

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/15/44	$9	$9,685
3.50%, 07/15/44	61	65,838
3.50%, 09/15/44	490	530,540
3.50%, 09/20/44	10,210	10,979,791
3.50%, 10/20/44	1,693	1,838,419
3.50%, 12/15/44	137	147,932
3.50%, 12/20/44	1,007	1,082,825
3.50%, 01/15/45	131	139,315
3.50%, 03/15/45	114	123,247
3.50%, 04/15/45	334	359,569
3.50%, 04/20/45	12,678	13,551,967
3.50%, 05/20/45	124	132,567
3.50%, 09/20/45	6,029	6,583,274
3.50%, 10/20/45	277	295,599
3.50%, 11/20/45	12,395	13,249,153
3.50%, 12/20/45	9,918	10,602,042
3.50%, 01/20/46	880	942,625
3.50%, 02/20/46	391	418,153
3.50%, 03/20/46	25,792	27,478,494
3.50%, 04/20/46	16,207	17,266,759
3.50%, 05/20/46	3,706	3,952,914
3.50%, 06/15/46	726	779,410
3.50%, 06/20/46	68,517	72,997,496
3.50%, 07/15/46	2,737	2,939,838
3.50%, 07/20/46	3,964	4,222,897
3.50%, 08/15/46	5,462	5,867,455
3.50%, 08/20/46	128	136,715
3.50%, 09/15/46	4,324	4,643,919
3.50%, 09/20/46	8,187	8,722,809
3.50%, 10/15/46	1,901	2,041,898
3.50%, 10/20/46	498	530,686
3.50%, 11/20/46	6,750	7,197,371
3.50%, 12/20/46	12,735	13,568,220
3.50%, 01/20/47	35,313	37,621,799
3.50%, 02/20/47	76,781	81,801,394
3.50%, 03/20/47	21,857	23,201,334
3.50%, 04/20/47	13,906	14,802,581
3.50%, 05/20/47	1,140	1,210,027
3.50%, 06/15/47	1,079	1,159,341
3.50%, 06/20/47	5,942	6,305,802
3.50%, 07/20/47	2,145	2,323,533
3.50%, 08/20/47	22,155	23,656,763
3.50%, 09/15/47	541	581,222
3.50%, 09/20/47	40,215	42,674,524
3.50%, 10/15/47	2,742	2,947,146
3.50%, 10/20/47	26,510	28,325,360
3.50%, 11/15/47	5,677	6,102,160
3.50%, 11/20/47	30,776	32,666,401
3.50%, 12/15/47	28,536	30,791,405
3.50%, 12/20/47	27,236	29,268,107
3.50%, 01/15/48	8,946	9,616,020
3.50%, 01/20/48	31,127	33,151,499
3.50%, 02/15/48	347	364,717
3.50%, 02/20/48	25,014	26,718,431
3.50%, 03/20/48	145	153,678
3.50%, 04/15/48	631	662,427
3.50%, 04/20/48	15,236	16,440,152
3.50%, 05/15/48	87	91,577
3.50%, 09/15/48	1,232	1,333,376
3.50%, 09/20/48	5,831	6,219,785

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/20/49	$4,116	$4,368,249
3.50%, 06/20/49	801	857,617
3.50%, 07/20/49	87	91,190
3.50%, 09/20/49	1,538	1,618,536
3.50%, 11/15/49	755	810,396
3.50%, 12/20/49	113	118,608
3.50%, 01/20/50	59,559	62,609,126
3.50%, 02/20/50	99	104,337
3.50%, 05/20/50	2,765	2,903,833
3.50%, 06/20/50	535	562,377
3.50%, 07/20/50	16,399	17,252,806
4.00%, 07/15/24	13	13,763
4.00%, 08/15/24	24	24,904
4.00%, 12/15/24	24	24,728
4.00%, 11/15/25	34	35,862
4.00%, 05/15/26	28	28,881
4.00%, 07/20/26	16	16,916
4.00%, 06/15/39	84	92,081
4.00%, 07/20/40	50	55,750
4.00%, 08/15/40	49	53,479
4.00%, 09/15/40	218	240,227
4.00%, 10/15/40	146	160,889
4.00%, 11/15/40	130	144,016
4.00%, 11/20/40	350	386,437
4.00%, 12/15/40	70	77,636
4.00%, 01/15/41	273	300,307
4.00%, 01/20/41	79	87,187
4.00%, 02/15/41	2,685	2,959,579
4.00%, 03/15/41	596	656,685
4.00%, 04/15/41	2,239	2,468,476
4.00%, 05/15/41	515	569,459
4.00%, 06/15/41	1	622
4.00%, 07/15/41	891	983,691
4.00%, 07/20/41	22	24,107
4.00%, 08/15/41	63	68,645
4.00%, 08/20/41	42	46,014
4.00%, 09/15/41	295	327,113
4.00%, 09/20/41	129	142,406
4.00%, 10/15/41	43	46,718
4.00%, 11/15/41	20	21,851
4.00%, 11/20/41	335	369,401
4.00%, 12/15/41	751	828,961
4.00%, 12/20/41	106	116,602
4.00%, 01/15/42	334	368,597
4.00%, 01/20/42	333	366,768
4.00%, 02/15/42	1,783	1,969,429
4.00%, 02/20/42	130	143,260
4.00%, 03/15/42	3,640	4,027,156
4.00%, 04/15/42	1,935	2,141,164
4.00%, 05/15/42	520	575,735
4.00%, 05/20/42	9	9,448
4.00%, 06/20/42	12	13,124
4.00%, 07/20/42	219	241,054
4.00%, 08/15/42	801	886,313
4.00%, 08/20/42	2,134	2,347,807
4.00%, 10/15/42	324	361,905
4.00%, 11/20/42	465	511,814
4.00%, 04/20/43	219	240,926
4.00%, 05/15/43	17	18,629
4.00%, 05/20/43	1,466	1,621,064

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 06/20/43	$37	$40,684
4.00%, 09/15/43	166	182,450
4.00%, 09/20/43	34	36,845
4.00%, 11/15/43	23	25,532
4.00%, 02/20/44	142	156,096
4.00%, 03/15/44	135	148,945
4.00%, 03/20/44	313	340,636
4.00%, 04/15/44	16	17,800
4.00%, 04/20/44	518	564,219
4.00%, 05/15/44	81	89,165
4.00%, 07/15/44	56	61,085
4.00%, 07/20/44	555	605,226
4.00%, 08/15/44	21	22,856
4.00%, 08/20/44	2,657	2,895,198
4.00%, 09/15/44	237	259,697
4.00%, 10/20/44	6,209	6,766,624
4.00%, 01/15/45	18	20,262
4.00%, 01/20/45	6,493	7,076,229
4.00%, 02/15/45	2	2,304
4.00%, 03/15/45	49	53,368
4.00%, 04/15/45	37	40,480
4.00%, 04/20/45	249	275,340
4.00%, 05/15/45	35	38,631
4.00%, 06/15/45	242	263,313
4.00%, 06/20/45	301	327,184
4.00%, 07/15/45	51	55,714
4.00%, 08/15/45	42	44,803
4.00%, 08/20/45	1,151	1,249,656
4.00%, 09/15/45	289	314,262
4.00%, 09/20/45	10,000	10,861,785
4.00%, 10/15/45	122	132,154
4.00%, 10/20/45	417	453,034
4.00%, 11/15/45	74	80,218
4.00%, 11/20/45	666	723,853
4.00%, 01/20/46	1,778	1,931,075
4.00%, 03/20/46	11,413	12,396,393
4.00%, 04/15/46	638	691,733
4.00%, 04/20/46	6,649	7,221,825
4.00%, 05/15/46	5	5,431
4.00%, 07/20/46	1,563	1,687,877
4.00%, 08/15/46	75	81,527
4.00%, 09/20/46	3,000	3,239,806
4.00%, 10/15/46	142	154,334
4.00%, 11/15/46	240	260,270
4.00%, 11/20/46	5,649	6,100,370
4.00%, 12/15/46	2,042	2,217,467
4.00%, 12/20/46	3,024	3,265,521
4.00%, 01/20/47	9,521	10,281,536
4.00%, 03/20/47	308	332,802
4.00%, 04/20/47	20,963	22,504,649
4.00%, 06/20/47	37,192	39,895,199
4.00%, 07/20/47	57,844	62,023,095
4.00%, 08/20/47	12,349	13,364,732
4.00%, 09/20/47	628	672,759
4.00%, 10/15/47	69	75,150
4.00%, 10/20/47	1,834	1,964,316
4.00%, 11/20/47	50,730	54,308,347
4.00%, 12/20/47	7,293	7,829,383
4.00%, 01/15/48	3,043	3,303,205
4.00%, 01/20/48	9,936	10,729,084

96	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 02/20/48	$5,930	$6,342,734
4.00%, 03/20/48	34,776	37,236,580
4.00%, 04/20/48	20,827	22,250,622
4.00%, 05/15/48	229	247,520
4.00%, 05/20/48	18,547	19,774,626
4.00%, 06/20/48	13,953	14,902,511
4.00%, 07/20/48	6,897	7,344,511
4.00%, 08/20/48	25,015	26,626,360
4.00%, 09/20/48	14,820	15,767,302
4.00%, 10/20/48	2,298	2,443,399
4.00%, 11/20/48	21,831	23,213,763
4.00%, 12/20/48	6,934	7,374,075
4.00%, 02/20/49	2,753	2,923,127
4.00%, 05/20/49	2,888	3,072,755
4.00%, 06/15/49	11,363	12,143,036
4.00%, 06/20/49	2,739	2,934,443
4.00%, 07/20/49	10,125	10,838,368
4.00%, 09/15/49	149	161,195
4.00%, 01/20/50	8,685	9,233,746
4.00%, 02/20/50	488	518,622
4.00%, 03/20/50	14,519	15,436,883
4.00%, 07/20/50	642	683,447
4.00%, 12/20/50	1,969	2,089,465
4.50%, 04/20/26	16	17,073
4.50%, 07/15/33	2	2,094
4.50%, 08/15/33	19	21,243
4.50%, 11/20/33	3	3,368
4.50%, 06/15/34	3	2,805
4.50%, 01/15/35	1	913
4.50%, 06/20/35	18	19,782
4.50%, 08/15/35	10	11,880
4.50%, 10/15/35	1	590
4.50%, 03/15/39	109	121,929
4.50%, 03/20/39	45	50,306
4.50%, 04/15/39	376	420,853
4.50%, 05/15/39	132	148,952
4.50%, 06/15/39	104	117,490
4.50%, 07/15/39	384	432,609
4.50%, 08/15/39	1,754	1,964,830
4.50%, 09/15/39	41	46,494
4.50%, 10/15/39	7	7,887
4.50%, 11/15/39	68	74,657
4.50%, 11/20/39	545	610,239
4.50%, 12/15/39	90	102,097
4.50%, 01/15/40	199	225,728
4.50%, 01/20/40	602	673,917
4.50%, 02/15/40	165	184,496
4.50%, 03/15/40	109	123,171
4.50%, 04/15/40	41	46,236
4.50%, 05/15/40	32	36,300
4.50%, 05/20/40	95	106,431
4.50%, 06/15/40	3,173	3,555,312
4.50%, 06/20/40	35	39,724
4.50%, 07/15/40	1,319	1,478,958
4.50%, 08/15/40	4,602	5,156,622
4.50%, 08/20/40	941	1,054,680
4.50%, 09/15/40	203	227,676
4.50%, 10/15/40	82	93,352
4.50%, 10/20/40	2,681	3,005,336
4.50%, 12/15/40	19	20,808

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 01/15/41	$12	$13,739
4.50%, 01/20/41	206	230,906
4.50%, 02/15/41	9	9,735
4.50%, 02/20/41	40	45,367
4.50%, 03/15/41	108	122,122
4.50%, 03/20/41	162	181,791
4.50%, 04/15/41	30	32,779
4.50%, 04/20/41	5,595	6,271,680
4.50%, 05/15/41	62	70,664
4.50%, 06/15/41	58	65,716
4.50%, 06/20/41	3,367	3,774,467
4.50%, 07/15/41	48	53,482
4.50%, 07/20/41	385	431,705
4.50%, 08/15/41	49	56,143
4.50%, 08/20/41	64	71,476
4.50%, 09/15/41	48	53,936
4.50%, 09/20/41	1,825	2,046,051
4.50%, 11/20/41	1,903	2,133,139
4.50%, 12/20/41	61	68,721
4.50%, 01/20/42	125	140,563
4.50%, 02/20/42	69	77,829
4.50%, 03/20/42	17	18,729
4.50%, 04/20/42	29	32,891
4.50%, 05/20/42	23	25,893
4.50%, 08/20/43	13	14,804
4.50%, 09/20/43	102	113,671
4.50%, 11/20/43	925	1,032,622
4.50%, 08/20/44	27	30,321
4.50%, 09/20/44	173	192,604
4.50%, 10/20/44	123	136,379
4.50%, 11/20/44	196	217,257
4.50%, 06/20/45	205	228,845
4.50%, 09/15/45	33	37,417
4.50%, 10/15/45	49	55,792
4.50%, 10/20/45	69	76,308
4.50%, 11/20/45	3,860	4,289,997
4.50%, 12/20/45	214	238,338
4.50%, 01/20/46	9	10,226
4.50%, 02/15/46	354	405,153
4.50%, 02/20/46	1,074	1,193,802
4.50%, 05/20/46	151	168,087
4.50%, 07/20/46	387	430,057
4.50%, 08/15/46	17	18,932
4.50%, 08/20/46	15	16,425
4.50%, 09/15/46	98	111,174
4.50%, 09/20/46	597	669,064
4.50%, 10/15/46	49	55,332
4.50%, 10/20/46	2,252	2,515,794
4.50%, 11/20/46	645	720,376
4.50%, 02/20/47	362	399,671
4.50%, 04/20/47	463	503,142
4.50%, 05/20/47	1,513	1,642,845
4.50%, 06/15/47	70	79,054
4.50%, 06/20/47	1,324	1,437,802
4.50%, 07/20/47	2,083	2,262,273
4.50%, 08/15/47	36	40,483
4.50%, 10/20/47	2,905	3,157,987
4.50%, 01/20/48	237	256,104
4.50%, 02/20/48	4,127	4,470,333
4.50%, 03/20/48	1,995	2,158,582

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 04/20/48	$10,499		$11,307,142
4.50%, 06/20/48	20,045		21,476,330
4.50%, 07/20/48	13,257		14,192,812
4.50%, 08/20/48	9,794		10,480,754
4.50%, 09/20/48	1,314		1,405,705
4.50%, 10/20/48	3,365		3,598,196
4.50%, 11/20/48	359		385,597
4.50%, 12/20/48	13,876		14,824,512
4.50%, 01/20/49	27,353		29,201,940
4.50%, 02/20/49	1,629		1,758,279
4.50%, 03/20/49	2,962		3,162,216
4.50%, 04/20/49	5,787		6,213,301
4.50%, 05/20/49	4,157		4,477,892
4.50%, 08/20/49	4,370		4,664,038
4.50%, 09/20/49	70		75,177
4.50%, 02/20/50	17,068		18,228,083
4.50%, 03/20/50	7,762		8,283,831
4.50%, 04/20/50	6,160		6,579,093
4.50%, 05/20/50	5,130		5,476,746
5.00%, 11/15/24	186		195,083
5.00%, 03/15/33	5		5,046
5.00%, 05/20/33	220		242,251
5.00%, 06/15/33	7		7,725
5.00%, 07/15/33	29		32,752
5.00%, 07/20/33	1		1,618
5.00%, 08/15/33	86		97,609
5.00%, 09/15/33	51		57,650
5.00%, 10/15/33	32		35,815
5.00%, 01/15/34	1		1,145
5.00%, 01/20/34	2		2,116
5.00%, 02/15/34	36		40,143
5.00%, 04/15/34	3		3,112
5.00%, 05/15/34	4		3,997
5.00%, 05/20/34	1		1,108
5.00%, 06/15/34	25		28,045
5.00%, 07/15/34	16		17,626
5.00%, 12/15/34	3		3,619
5.00%, 01/15/35	11		11,665
5.00%, 03/15/35	1		853
5.00%, 05/15/35	2		2,416
5.00%, 07/20/35	865		953,509
5.00%, 08/15/35	27		30,354
5.00%, 09/15/35	9		10,657
5.00%, 10/15/35	64		71,587
5.00%, 11/15/35	13		14,170
5.00%, 12/15/35	12		13,823
5.00%, 04/20/36	28		30,782
5.00%, 09/15/36	22		24,501
5.00%, 12/15/36	3,462		3,897,958
5.00%, 04/20/37	1		1,352
5.00%, 12/15/37	2		2,440
5.00%, 01/15/38	1		865
5.00%, 02/15/38	0	(c)	482
5.00%, 03/15/38	1		637
5.00%, 03/20/38	6		7,160
5.00%, 04/15/38	17		19,286
5.00%, 04/20/38	161		184,492
5.00%, 05/15/38	76		83,755
5.00%, 05/20/38	2		2,175
5.00%, 06/15/38	35		39,196

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 06/20/38	$16		$18,261
5.00%, 07/15/38	3		3,846
5.00%, 07/15/38	0	(c)	341
5.00%, 08/15/38	37		42,270
5.00%, 08/20/38	13		14,847
5.00%, 10/15/38	16		17,447
5.00%, 10/20/38	17		19,807
5.00%, 12/15/38	9		10,681
5.00%, 01/15/39	1,363		1,541,621
5.00%, 02/15/39	360		405,541
5.00%, 03/15/39	79		89,124
5.00%, 04/15/39	65		72,911
5.00%, 05/15/39	17		19,199
5.00%, 05/20/39	8		8,660
5.00%, 06/15/39	109		122,805
5.00%, 06/20/39	34		38,373
5.00%, 07/15/39	3,406		3,854,837
5.00%, 08/15/39	110		124,936
5.00%, 09/15/39	356		403,910
5.00%, 10/15/39	40		45,502
5.00%, 10/20/39	1,023		1,172,172
5.00%, 11/15/39	66		74,991
5.00%, 12/15/39	19		20,836
5.00%, 02/15/40	396		451,585
5.00%, 03/15/40	37		42,311
5.00%, 04/15/40	14		15,606
5.00%, 05/15/40	811		913,320
5.00%, 05/20/40	14		15,619
5.00%, 06/15/40	141		158,572
5.00%, 06/20/40	37		41,951
5.00%, 07/15/40	44		50,066
5.00%, 07/20/40	3,691		4,226,681
5.00%, 08/15/40	13		14,196
5.00%, 08/20/40	1,112		1,273,793
5.00%, 12/15/40	94		106,807
5.00%, 01/20/41	72		82,655
5.00%, 02/20/41	31		36,009
5.00%, 04/15/41	14		16,170
5.00%, 04/20/41	2		1,764
5.00%, 05/20/41	43		49,339
5.00%, 06/20/41	9		10,855
5.00%, 07/20/41	11		13,006
5.00%, 09/20/41	15		17,609
5.00%, 10/20/41	10		11,358
5.00%, 11/20/41	3,497		4,004,504
5.00%, 12/20/41	26		29,379
5.00%, 02/20/42	102		117,318
5.00%, 03/20/42	17		19,122
5.00%, 07/20/42	618		707,232
5.00%, 08/20/42	31		35,766
5.00%, 10/20/42	2		2,278
5.00%, 01/20/43	171		195,710
5.00%, 04/20/43	39		44,760
5.00%, 05/20/43	27		31,128
5.00%, 11/20/43	101		111,515
5.00%, 01/20/44	132		151,170
5.00%, 03/15/44	2,622		2,961,584
5.00%, 05/20/44	304		347,768
5.00%, 06/20/44	42		48,336
5.00%, 07/20/44	238		272,485

98	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 08/20/44	$111		$126,618
5.00%, 12/20/44	326		373,444
5.00%, 04/20/45	153		175,021
5.00%, 08/20/45	18		20,141
5.00%, 09/20/45	15		16,639
5.00%, 10/20/45	112		127,835
5.00%, 11/20/45	7		8,400
5.00%, 02/20/46	755		864,518
5.00%, 04/20/46	148		169,286
5.00%, 05/20/46	13		14,660
5.00%, 07/20/46	15		16,909
5.00%, 04/20/47	165		183,339
5.00%, 07/15/47	380		425,422
5.00%, 08/15/47	193		212,608
5.00%, 09/20/47	25		27,809
5.00%, 03/20/48	645		706,141
5.00%, 04/20/48	4,856		5,316,686
5.00%, 05/20/48	2,656		2,868,119
5.00%, 08/20/48	2,252		2,467,089
5.00%, 09/20/48	2,105		2,310,617
5.00%, 11/20/48	10,716		11,740,989
5.00%, 12/20/48	2,593		2,840,938
5.00%, 01/20/49	7,362		8,048,047
5.00%, 02/20/49	1,755		1,918,423
5.00%, 04/20/49	1,290		1,410,007
5.00%, 06/20/49	2,967		3,243,359
5.00%, 07/20/49	2,589		2,830,432
5.00%, 09/20/49	25		27,081
5.00%, 10/20/49	97		104,419
5.00%, 11/20/49	804		867,864
5.00%, 02/20/50	1,169		1,262,744
5.00%, 05/20/50	2,269		2,483,944
5.50%, 01/15/24	7		6,941
5.50%, 12/15/31	25		27,384
5.50%, 05/20/32	0	(c)	520
5.50%, 10/15/32	2		2,638
5.50%, 11/15/32	2		2,413
5.50%, 01/15/33	8		9,264
5.50%, 02/15/33	13		13,806
5.50%, 03/15/33	20		22,131
5.50%, 04/15/33	28		32,107
5.50%, 05/15/33	28		32,085
5.50%, 06/15/33	3		2,851
5.50%, 07/15/33	9		10,660
5.50%, 08/15/33	38		41,782
5.50%, 09/15/33	13		14,611
5.50%, 10/15/33	6		7,253
5.50%, 11/15/33	46		52,609
5.50%, 12/15/33	8		10,076
5.50%, 12/15/33	0	(c)	162
5.50%, 01/15/34	35		40,385
5.50%, 02/15/34	0	(c)	432
5.50%, 03/15/34	17		18,587
5.50%, 04/15/34	20		23,030
5.50%, 05/15/34	42		49,794
5.50%, 06/15/34	23		26,784
5.50%, 07/15/34	11		12,692
5.50%, 10/15/34	7		7,322
5.50%, 11/15/34	16		18,262
5.50%, 11/20/34	1,063		1,232,231

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 12/15/34	$6		$6,707
5.50%, 02/15/35	25		28,858
5.50%, 03/15/35	18		21,182
5.50%, 04/15/35	22		24,976
5.50%, 05/15/35	20		22,769
5.50%, 06/15/35	26		29,767
5.50%, 07/15/35	22		26,124
5.50%, 08/15/35	6		7,162
5.50%, 09/15/35	20		23,087
5.50%, 10/15/35	11		12,001
5.50%, 11/15/35	4		5,020
5.50%, 12/15/35	15		16,958
5.50%, 01/15/36	5		6,055
5.50%, 02/15/36	2		2,621
5.50%, 03/15/36	854		988,549
5.50%, 03/20/36	235		271,013
5.50%, 04/15/36	3		4,085
5.50%, 07/15/36	2		2,118
5.50%, 07/20/36	301		348,523
5.50%, 11/20/36	1		636
5.50%, 12/15/36	7		7,884
5.50%, 01/15/37	0	(c)	407
5.50%, 03/15/37	39		42,655
5.50%, 04/15/37	18		21,346
5.50%, 05/15/37	1		1,682
5.50%, 07/15/37	3		3,002
5.50%, 01/15/38	1		1,172
5.50%, 01/20/38	1		1,131
5.50%, 02/15/38	14		16,198
5.50%, 03/15/38	4		4,619
5.50%, 05/15/38	12		15,020
5.50%, 05/15/38	0	(c)	967
5.50%, 06/15/38	110		124,471
5.50%, 06/20/38	1,198		1,386,721
5.50%, 07/15/38	30		35,229
5.50%, 07/20/38	13		15,382
5.50%, 08/15/38	44		51,093
5.50%, 09/15/38	14		15,158
5.50%, 09/20/38	9		10,113
5.50%, 10/15/38	703		820,272
5.50%, 10/20/38	36		42,745
5.50%, 11/15/38	21		24,513
5.50%, 11/20/38	1		829
5.50%, 12/15/38	12		14,437
5.50%, 12/20/38	31		36,488
5.50%, 01/15/39	91		101,665
5.50%, 01/20/39	14		16,753
5.50%, 02/15/39	5		5,518
5.50%, 02/20/39	58		67,677
5.50%, 03/20/39	867		1,008,998
5.50%, 04/15/39	10		11,480
5.50%, 05/15/39	2		2,250
5.50%, 11/15/39	5		5,652
5.50%, 12/15/39	212		246,854
5.50%, 01/15/40	1,851		2,169,781
5.50%, 03/15/40	25		29,129
5.50%, 04/15/40	38		42,292
5.50%, 07/20/40	1,778		2,068,214
5.50%, 11/15/40	18		21,154
5.50%, 12/20/40	9		10,083

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 04/20/41	$34		$40,303
5.50%, 10/20/41	25		29,905
5.50%, 11/20/41	28		32,300
5.50%, 01/20/42	7		7,964
5.50%, 07/20/42	7		8,719
5.50%, 11/20/42	57		66,905
5.50%, 06/20/43	147		171,375
5.50%, 07/20/43	29		34,144
5.50%, 04/20/44	48		56,836
5.50%, 08/20/44	45		52,112
5.50%, 01/20/47	27		31,783
5.50%, 02/20/47	30		35,582
5.50%, 03/20/48	76		87,170
5.50%, 04/20/48	120		137,070
5.50%, 11/20/48	1,119		1,250,335
6.00%, 01/15/24	1		737
6.00%, 01/15/24	0	(c)	62
6.00%, 04/15/26	0	(c)	186
6.00%, 04/15/26	1		1,331
6.00%, 05/15/26	2		2,011
6.00%, 04/15/28	0	(c)	528
6.00%, 05/15/28	1		1,289
6.00%, 07/20/28	0	(c)	233
6.00%, 09/15/28	0	(c)	236
6.00%, 09/20/28	0	(c)	348
6.00%, 10/15/28	0	(c)	361
6.00%, 12/15/28	0	(c)	495
6.00%, 12/15/28	1		865
6.00%, 01/15/29	11		12,200
6.00%, 01/15/29	0	(c)	378
6.00%, 02/15/29	0	(c)	468
6.00%, 02/15/29	30		33,182
6.00%, 03/15/29	1		732
6.00%, 04/15/29	0	(c)	517
6.00%, 04/15/29	4		3,811
6.00%, 05/15/29	3		3,093
6.00%, 05/20/29	1		951
6.00%, 06/15/29	3		2,799
6.00%, 07/15/29	0	(c)	227
6.00%, 08/20/29	0	(c)	244
6.00%, 06/15/31	1		902
6.00%, 10/15/31	4		4,060
6.00%, 11/15/31	2		2,037
6.00%, 12/15/31	4		4,749
6.00%, 01/15/32	1		592
6.00%, 02/15/32	0	(c)	318
6.00%, 02/15/32	5		5,268
6.00%, 03/15/32	2		1,726
6.00%, 03/15/32	0	(c)	420
6.00%, 04/15/32	4		4,927
6.00%, 05/15/32	0	(c)	594
6.00%, 05/15/32	2		1,680
6.00%, 06/15/32	2		1,822
6.00%, 07/15/32	2		1,941
6.00%, 08/15/32	5		5,144
6.00%, 09/15/32	6		6,629
6.00%, 10/15/32	14		14,651
6.00%, 12/15/32	0	(c)	468
6.00%, 12/15/32	42		46,778
6.00%, 01/15/33	3		1,939

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 02/15/33	$11		$12,508
6.00%, 04/15/33	3		2,836
6.00%, 06/15/33	16		18,108
6.00%, 08/15/33	2		1,826
6.00%, 09/15/33	51		59,664
6.00%, 11/15/33	7		8,295
6.00%, 12/15/33	68		77,394
6.00%, 07/15/34	7		7,625
6.00%, 08/15/34	5		5,537
6.00%, 09/15/34	3		2,893
6.00%, 10/15/34	14		16,195
6.00%, 11/15/34	1		689
6.00%, 09/15/35	3		3,800
6.00%, 11/15/35	2		2,258
6.00%, 12/15/35	13		14,471
6.00%, 01/15/36	1		1,711
6.00%, 01/20/36	4		4,220
6.00%, 04/15/36	4		4,836
6.00%, 06/15/36	11		12,697
6.00%, 07/15/36	4		4,455
6.00%, 08/15/36	20		24,387
6.00%, 10/15/36	3		4,504
6.00%, 11/15/36	16		18,212
6.00%, 01/15/37	25		28,203
6.00%, 01/20/37	2		1,772
6.00%, 02/15/37	2		2,164
6.00%, 03/15/37	1,681		1,986,955
6.00%, 04/15/37	33		38,277
6.00%, 05/15/37	26		31,309
6.00%, 06/15/37	3		4,583
6.00%, 08/15/37	1		1,529
6.00%, 09/15/37	7		7,809
6.00%, 10/20/37	28		32,607
6.00%, 11/15/37	1		1,498
6.00%, 11/20/37	26		31,020
6.00%, 12/15/37	6		7,299
6.00%, 01/15/38	24		28,288
6.00%, 02/15/38	13		15,382
6.00%, 03/15/38	5		5,432
6.00%, 05/15/38	19		21,243
6.00%, 06/15/38	4		4,972
6.00%, 06/20/38	18		20,826
6.00%, 08/15/38	12		13,036
6.00%, 09/20/38	1,840		2,186,828
6.00%, 10/15/38	2		1,924
6.00%, 11/15/38	7		7,751
6.00%, 11/15/38	0	(c)	121
6.00%, 12/15/38	703		837,284
6.00%, 01/15/39	82		96,092
6.00%, 06/15/39	6		7,538
6.00%, 09/15/39	37		41,029
6.00%, 09/20/39	126		151,391
6.00%, 11/15/39	310		369,005
6.00%, 12/15/39	5		5,709
6.00%, 04/20/40	264		315,573
6.00%, 12/15/40	9		10,945
6.00%, 12/20/40	5		5,906
6.00%, 11/20/41	2		2,968
6.00%, 01/20/42	20		24,423
6.00%, 04/20/42	5		5,853

100	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 07/20/45	$175		$210,157
6.00%, 01/20/46	486		580,492
6.00%, 09/21/51(a)	7,000		7,826,328
6.50%, 05/15/23	0	(c)	254
6.50%, 09/15/23	1		681
6.50%, 09/15/23	0	(c)	71
6.50%, 10/15/23	0	(c)	109
6.50%, 11/15/23	0	(c)	186
6.50%, 04/15/24	0	(c)	285
6.50%, 05/15/24	0	(c)	280
6.50%, 07/15/24	0	(c)	476
6.50%, 10/15/24	0	(c)	115
6.50%, 03/15/26	0	(c)	691
6.50%, 04/15/26	0	(c)	351
6.50%, 03/15/28	1		782
6.50%, 03/15/28	0	(c)	140
6.50%, 04/15/28	0	(c)	205
6.50%, 06/15/28	0	(c)	218
6.50%, 08/15/28	0	(c)	85
6.50%, 09/15/28	0	(c)	224
6.50%, 09/15/28	3		2,109
6.50%, 10/15/28	8		8,249
6.50%, 10/15/28	0	(c)	472
6.50%, 10/20/28	1		558
6.50%, 11/15/28	5		5,665
6.50%, 12/15/28	7		7,608
6.50%, 01/15/29	7		7,798
6.50%, 01/15/29	0	(c)	530
6.50%, 02/15/29	0	(c)	169
6.50%, 03/15/29	2		2,114
6.50%, 03/15/29	0	(c)	207
6.50%, 04/15/29	0	(c)	459
6.50%, 04/15/29	2		1,750
6.50%, 05/15/29	0	(c)	123
6.50%, 05/20/29	0	(c)	433
6.50%, 06/15/29	0	(c)	308
6.50%, 07/15/29	15		15,726
6.50%, 07/15/29	0	(c)	466
6.50%, 08/15/29	7		8,129
6.50%, 08/15/29	0	(c)	140
6.50%, 09/15/29	1		1,077
6.50%, 12/15/29	0	(c)	150
6.50%, 05/15/31	2		2,874
6.50%, 06/15/31	0	(c)	443
6.50%, 06/15/31	2		2,092
6.50%, 07/15/31	0	(c)	199
6.50%, 09/15/31	0	(c)	1,187
6.50%, 09/15/31	6		5,992
6.50%, 11/15/31	0	(c)	24
6.50%, 11/15/31	28		32,498
6.50%, 12/15/31	8		8,847
6.50%, 01/15/32	3		2,861
6.50%, 02/20/32	0	(c)	239
6.50%, 03/15/32	5		6,087
6.50%, 04/15/32	5		6,203
6.50%, 05/20/32	9		10,790
6.50%, 06/15/32	0	(c)	364
6.50%, 06/15/32	1		1,312
6.50%, 07/15/32	2		2,601
6.50%, 08/15/32	5		5,280

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 09/15/32	$2		$2,065
6.50%, 10/15/32	3		2,744
6.50%, 12/15/32	1		1,509
6.50%, 01/15/33	5		5,523
6.50%, 03/15/33	3		3,805
6.50%, 04/15/33	2		2,096
6.50%, 05/15/33	3		3,718
6.50%, 07/15/34	1		1,590
6.50%, 08/15/34	2		2,077
6.50%, 08/20/34	1		1,117
6.50%, 11/15/34	3		3,167
6.50%, 12/15/35	3		3,816
6.50%, 04/15/36	15		16,950
6.50%, 10/15/36	20		23,997
6.50%, 05/15/37	32		34,197
6.50%, 07/15/37	4		4,573
6.50%, 08/15/37	0	(c)	348
6.50%, 11/15/37	5		5,841
6.50%, 12/15/37	2		1,866
6.50%, 01/15/38	2		2,008
6.50%, 08/20/38	9		11,113
6.50%, 09/15/38	3		3,932
6.50%, 10/20/38	811		975,282
6.50%, 11/15/38	11		13,050
6.50%, 12/15/38	12		14,243
6.50%, 01/15/39	0	(c)	476
7.00%, 11/15/22	0	(c)	213
7.00%, 06/15/23	0	(c)	198
7.00%, 07/15/23	0	(c)	418
7.00%, 08/15/23	0	(c)	747
7.00%, 08/15/23	2		1,413
7.00%, 09/15/23	0	(c)	71
7.00%, 10/15/23	0	(c)	306
7.00%, 11/15/23	1		932
7.00%, 11/15/23	0	(c)	151
7.00%, 12/15/23	0	(c)	348
7.00%, 01/15/24	0	(c)	257
7.00%, 04/15/24	0	(c)	344
7.00%, 05/15/24	0	(c)	704
7.00%, 06/15/24	0	(c)	365
7.00%, 09/15/24	1		539
7.00%, 10/15/24	1		938
7.00%, 11/15/24	0	(c)	349
7.00%, 01/15/25	0	(c)	117
7.00%, 07/15/25	0	(c)	179
7.00%, 10/15/25	0	(c)	174
7.00%, 12/15/25	0	(c)	46
7.00%, 12/15/25	1		789
7.00%, 01/15/26	0	(c)	158
7.00%, 02/15/26	0	(c)	314
7.00%, 04/15/26	0	(c)	167
7.00%, 04/15/26	1		513
7.00%, 06/15/26	1		1,082
7.00%, 11/15/26	0	(c)	400
7.00%, 02/15/27	0	(c)	147
7.00%, 05/15/27	0	(c)	478
7.00%, 06/15/27	1		806
7.00%, 10/15/27	1		748
7.00%, 11/15/27	1		1,336
7.00%, 11/15/27	0	(c)	90

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 12/15/27	$2		$1,931
7.00%, 12/15/27	0	(c)	519
7.00%, 01/15/28	1		868
7.00%, 02/15/28	0	(c)	47
7.00%, 03/15/28	0	(c)	381
7.00%, 03/15/28	1		740
7.00%, 04/15/28	0	(c)	300
7.00%, 04/15/28	1		616
7.00%, 06/15/28	3		2,610
7.00%, 06/15/28	0	(c)	807
7.00%, 07/15/28	1		839
7.00%, 08/15/28	1		806
7.00%, 08/15/28	0	(c)	427
7.00%, 09/15/28	5		4,227
7.00%, 09/15/28	0	(c)	193
7.00%, 10/15/28	0	(c)	427
7.00%, 11/15/28	5		5,201
7.00%, 11/15/28	0	(c)	966
7.00%, 12/15/28	0	(c)	459
7.00%, 12/15/28	1		1,425
7.00%, 03/15/29	6		6,169
7.00%, 04/15/29	0	(c)	398
7.00%, 05/15/29	0	(c)	148
7.00%, 06/15/29	1		732
7.00%, 07/15/29	0	(c)	413
7.00%, 08/15/29	0	(c)	470
7.00%, 08/15/29	2		2,190
7.00%, 11/15/29	0	(c)	103
7.00%, 12/15/29	1		782
7.00%, 12/15/30	1		1,488
7.00%, 02/15/31	1		993
7.00%, 07/15/31	4		4,485
7.00%, 07/15/31	0	(c)	332
7.00%, 08/15/31	0	(c)	822
7.00%, 08/15/31	1		1,171
7.00%, 09/15/31	0	(c)	425
7.00%, 09/15/31	2		2,146
7.00%, 10/15/31	0	(c)	172
7.00%, 11/15/31	2		1,790
7.00%, 02/15/32	1		735
7.00%, 02/15/32	0	(c)	416
7.00%, 04/15/32	3		3,047
7.00%, 05/15/32	2		1,798
7.00%, 12/15/37	8		8,558
7.50%, 04/15/22	0	(c)	9
7.50%, 01/15/23	0	(c)	329
7.50%, 06/15/23	0	(c)	35
7.50%, 07/15/23	0	(c)	89
7.50%, 11/15/23	0	(c)	115
7.50%, 12/15/23	0	(c)	99
7.50%, 02/15/24	0	(c)	411
7.50%, 04/15/24	0	(c)	232
7.50%, 05/15/24	1		982
7.50%, 05/15/24	0	(c)	651
7.50%, 06/15/24	0	(c)	568
7.50%, 08/15/25	0	(c)	55
7.50%, 09/15/25	0	(c)	525
7.50%, 09/15/25	1		621
7.50%, 11/15/25	0	(c)	75
7.50%, 12/15/25	0	(c)	253

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 03/15/26	$1		$1,341
7.50%, 03/15/26	0	(c)	22
7.50%, 06/15/26	0	(c)	464
7.50%, 08/15/26	0	(c)	130
7.50%, 01/15/27	0	(c)	246
7.50%, 06/15/27	0	(c)	429
7.50%, 10/15/27	0	(c)	925
7.50%, 12/15/27	1		979
7.50%, 01/15/28	0	(c)	124
7.50%, 06/15/28	2		2,053
7.50%, 07/15/28	4		4,575
7.50%, 08/15/28	0	(c)	360
7.50%, 09/15/28	0	(c)	188
7.50%, 12/15/28	0	(c)	114
7.50%, 01/15/29	0	(c)	58
7.50%, 03/15/29	1		1,269
7.50%, 04/15/29	0	(c)	175
7.50%, 08/15/29	1		530
7.50%, 09/15/29	0	(c)	115
7.50%, 10/15/29	0	(c)	173
7.50%, 11/15/29	0	(c)	122
7.50%, 12/15/29	2		2,333
7.50%, 08/15/30	3		3,396
7.50%, 11/15/30	0	(c)	37
7.50%, 12/15/30	0	(c)	344
7.50%, 03/15/32	1		1,173
8.00%, 01/15/22	0	(c)	1
8.00%, 04/15/22	0	(c)	27
8.00%, 07/15/22	0	(c)	40
8.00%, 08/15/22	0	(c)	33
8.00%, 02/15/23	0	(c)	678
8.00%, 03/15/23	0	(c)	41
8.00%, 10/15/23	0	(c)	314
8.00%, 12/15/23	0	(c)	357
8.00%, 03/15/24	0	(c)	88
8.00%, 04/15/24	0	(c)	47
8.00%, 06/15/25	0	(c)	84
8.00%, 07/15/25	0	(c)	661
8.00%, 08/15/25	1		582
8.00%, 09/15/25	0	(c)	177
8.00%, 10/15/25	1		694
8.00%, 11/15/25	0	(c)	352
8.00%, 05/15/26	0	(c)	349
8.00%, 06/15/26	0	(c)	456
8.00%, 07/15/26	0	(c)	345
8.00%, 08/15/26	0	(c)	215
8.00%, 09/15/26	0	(c)	420
8.00%, 09/15/26	1		777
8.00%, 02/15/27	1		625
8.00%, 08/15/27	2		1,571
8.00%, 12/15/27	0	(c)	278
8.00%, 04/15/28	0	(c)	60
8.00%, 08/20/29	0	(c)	114
8.00%, 09/15/29	1		631
8.00%, 10/15/29	0	(c)	411
8.00%, 01/15/30	0	(c)	59
8.00%, 02/15/30	0	(c)	288
8.00%, 06/15/30	0	(c)	431
8.00%, 06/20/30	0	(c)	68
8.00%, 12/15/30	2		2,524

102	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
8.00%, 07/15/31	$0	(c)	$153
8.00%, 08/15/31	0	(c)	431
8.00%, 03/15/32	1		1,227
8.50%, 01/15/22	0	(c)	1
8.50%, 04/15/22	0	(c)	146
8.50%, 06/15/22	0	(c)	21
8.50%, 08/15/22	0	(c)	18
8.50%, 09/15/22	0	(c)	14
8.50%, 12/15/22	0	(c)	113
8.50%, 05/15/23	0	(c)	62
8.50%, 08/15/24	0	(c)	225
8.50%, 09/15/24	0	(c)	162
8.50%, 10/15/24	0	(c)	36
8.50%, 03/15/25	1		758
8.50%, 04/15/25	0	(c)	128
8.50%, 09/15/26	0	(c)	303
8.50%, 01/15/27	0	(c)	81
8.50%, 07/15/27	0	(c)	234
8.50%, 08/15/27	1		716
8.50%, 02/15/30	1		1,160
8.50%, 06/15/30	0	(c)	47
8.50%, 07/15/30	0	(c)	413
8.50%, 08/15/30	0	(c)	157
8.50%, 04/15/31	0	(c)	79
9.00%, 08/15/24	0	(c)	152
9.00%, 10/15/24	0	(c)	51
9.00%, 11/15/24	0	(c)	106
9.00%, 03/15/25	0	(c)	493
9.00%, 05/15/25	0	(c)	159
9.50%, 08/15/22	0	(c)	1
9.50%, 12/15/24	0	(c)	120
9.50%, 01/15/25	0	(c)	125
9.50%, 02/15/25	0	(c)	341
9.50%, 06/15/25	0	(c)	56
Uniform Mortgage-Backed Securities
1.50%, 02/01/51	1,767		1,736,942
2.00%, 05/01/26	424		438,735
2.00%, 08/01/28	268		277,814
2.00%, 11/01/28	50		52,020
2.00%, 01/01/29	8		8,792
2.00%, 05/01/29	394		409,897
2.00%, 01/01/30	67		69,450
2.00%, 04/01/30	70		72,854
2.00%, 11/01/31	438		453,843
2.00%, 01/01/32	139		144,529
2.00%, 02/01/32	48		50,035
2.00%, 03/01/32	360		373,303
2.00%, 04/01/32	123		127,340
2.00%, 07/01/32	27		27,525
2.00%, 11/01/32	10		9,857
2.00%, 06/01/35	1,259		1,302,937
2.00%, 10/01/35	37,981		39,553,816
2.00%, 12/01/35	96,790		100,333,263
2.00%, 01/01/36	2,685		2,801,775
2.00%, 02/01/36	292,386		304,034,872
2.00%, 03/01/36	97,113		100,773,201
2.00%, 05/01/36	26,025		26,978,389
2.00%, 07/01/36	2,448		2,537,218
2.00%, 09/16/36(a)	337,628		349,361,198
2.00%, 10/01/50	48,673		49,495,345

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 11/01/50	$94	$96,183
2.00%, 12/01/50	86,677	88,370,980
2.00%, 01/01/51	25,209	25,659,585
2.00%, 02/01/51	359,832	365,274,235
2.00%, 03/01/51	255,988	260,155,636
2.00%, 04/01/51	384,497	390,284,898
2.00%, 05/01/51(d)	494,568	501,628,087
2.00%, 05/01/51	38,316	39,108,078
2.00%, 06/01/51	88,127	89,472,481
2.00%, 09/14/51(a)	1,479,169	1,499,449,838
2.50%, 07/01/22	136	141,568
2.50%, 05/01/23	127	132,337
2.50%, 03/01/25	244	255,068
2.50%, 11/01/26	16	16,449
2.50%, 03/01/27	620	649,185
2.50%, 05/01/27	3,436	3,599,240
2.50%, 07/01/27	41	42,514
2.50%, 09/01/27	996	1,041,398
2.50%, 10/01/27	3,517	3,684,795
2.50%, 11/01/27	1,374	1,437,402
2.50%, 12/01/27	593	619,889
2.50%, 01/01/28	3,073	3,213,430
2.50%, 02/01/28	2,008	2,105,569
2.50%, 03/01/28	4,981	5,220,807
2.50%, 04/01/28	3,374	3,531,183
2.50%, 05/01/28	1,166	1,221,468
2.50%, 06/01/28	2,572	2,691,845
2.50%, 07/01/28	812	850,130
2.50%, 08/01/28	775	812,974
2.50%, 09/01/28	3,860	4,044,351
2.50%, 10/01/28	402	421,234
2.50%, 12/01/28	180	188,458
2.50%, 05/01/29	21	22,334
2.50%, 06/01/29	376	393,854
2.50%, 09/01/29	300	313,572
2.50%, 11/01/29	21	22,362
2.50%, 12/01/29	1,732	1,812,183
2.50%, 01/01/30	3,254	3,413,431
2.50%, 02/01/30	4,825	5,100,011
2.50%, 03/01/30	12	12,310
2.50%, 04/01/30	2,149	2,249,713
2.50%, 05/01/30	19,831	20,808,151
2.50%, 06/01/30	44,084	46,192,472
2.50%, 07/01/30	15,212	15,935,381
2.50%, 08/01/30	8,182	8,560,309
2.50%, 09/01/30	1,853	1,941,472
2.50%, 10/01/30	897	939,213
2.50%, 11/01/30	587	616,296
2.50%, 12/01/30	1,474	1,544,011
2.50%, 01/01/31	67	69,828
2.50%, 02/01/31	1,297	1,357,648
2.50%, 03/01/31	4,107	4,302,529
2.50%, 04/01/31	3,805	3,997,184
2.50%, 05/01/31	4,335	4,545,056
2.50%, 06/01/31	1,016	1,069,327
2.50%, 07/01/31	3,780	3,963,479
2.50%, 08/01/31	586	614,997
2.50%, 09/01/31	3,455	3,626,072
2.50%, 10/01/31	18,004	18,860,876
2.50%, 11/01/31	12,882	13,541,726

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 12/01/31	$5,690	$5,964,964
2.50%, 01/01/32	16,826	17,684,187
2.50%, 02/01/32	12,425	13,065,730
2.50%, 03/01/32	6,697	7,019,851
2.50%, 04/01/32	17,013	17,904,829
2.50%, 05/01/32	21,646	22,697,242
2.50%, 06/01/32	2,133	2,236,323
2.50%, 07/01/32	14,956	15,759,305
2.50%, 08/01/32	26	27,098
2.50%, 09/01/32	1,416	1,489,264
2.50%, 10/01/32	3,654	3,834,126
2.50%, 11/01/32	2,557	2,678,513
2.50%, 12/01/32	4,753	4,979,683
2.50%, 01/01/33	34,599	36,269,073
2.50%, 02/01/33	1,858	1,950,676
2.50%, 04/01/33	856	901,378
2.50%, 06/01/34	889	929,459
2.50%, 07/01/34	176	184,445
2.50%, 08/01/34	328	342,719
2.50%, 09/01/34	6,587	6,944,777
2.50%, 10/01/34	12,151	12,818,270
2.50%, 11/01/34	20,737	21,812,385
2.50%, 12/01/34	6,042	6,395,117
2.50%, 01/01/35	13,331	14,060,295
2.50%, 05/01/35	1,165	1,228,820
2.50%, 07/01/35	25,678	27,146,471
2.50%, 08/01/35	6,074	6,392,859
2.50%, 10/01/35	27,642	29,086,332
2.50%, 10/01/42	480	502,397
2.50%, 11/01/42	281	294,641
2.50%, 12/01/42	34	36,162
2.50%, 01/01/43	1,091	1,142,597
2.50%, 02/01/43	1,824	1,910,566
2.50%, 03/01/43	1,260	1,318,105
2.50%, 04/01/43	6,151	6,434,647
2.50%, 06/01/43	3,249	3,397,774
2.50%, 07/01/43	50	52,003
2.50%, 08/01/43	431	451,147
2.50%, 04/01/45	298	311,364
2.50%, 05/01/45	382	398,897
2.50%, 07/01/45	54	56,784
2.50%, 03/01/46	2,374	2,481,485
2.50%, 05/01/46	68	71,499
2.50%, 07/01/46	87	90,711
2.50%, 08/01/46	638	668,116
2.50%, 09/01/46	306	320,136
2.50%, 10/01/46	191	199,723
2.50%, 11/01/46	8	8,708
2.50%, 12/01/46	383	400,181
2.50%, 01/01/47	46	48,457
2.50%, 02/01/47	2,607	2,726,588
2.50%, 04/01/47	4,437	4,640,680
2.50%, 07/01/49	8,080	8,431,805
2.50%, 04/01/50	2,499	2,605,310
2.50%, 06/01/50	28,269	29,505,233
2.50%, 07/01/50	34,928	36,701,163
2.50%, 08/01/50	55,216	57,655,562
2.50%, 09/01/50	208,593	217,846,662
2.50%, 10/01/50	137,693	143,125,637
2.50%, 11/01/50	253,144	263,638,823

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
2.50%, 12/01/50	$12,441		$12,988,425
2.50%, 01/01/51	110,814		115,486,985
2.50%, 02/01/51	84,583		87,990,484
2.50%, 05/01/51	40,624		42,221,705
2.50%, 06/01/51	70,112		72,872,635
2.50%, 09/14/51(a)	734,097		762,428,556
3.00%, 09/01/21	0	(c)	9
3.00%, 10/01/21	0	(c)	413
3.00%, 02/01/22	0	(c)	473
3.00%, 03/01/22	0	(c)	270
3.00%, 07/01/22	7		7,293
3.00%, 09/01/22	1		1,053
3.00%, 12/01/22	4		4,121
3.00%, 11/01/25	25		26,798
3.00%, 12/01/25	32		33,295
3.00%, 01/01/26	399		420,446
3.00%, 02/01/26	487		512,142
3.00%, 07/01/26	7		7,261
3.00%, 09/01/26	52		54,387
3.00%, 10/01/26	13		13,766
3.00%, 11/01/26	1,558		1,642,949
3.00%, 12/01/26	2,909		3,065,687
3.00%, 01/01/27	2,518		2,650,929
3.00%, 02/01/27	63		66,159
3.00%, 03/01/27	226		237,803
3.00%, 04/01/27	95		99,279
3.00%, 06/01/27	1,136		1,197,666
3.00%, 07/01/27	2,147		2,265,359
3.00%, 08/01/27	3,768		3,973,943
3.00%, 09/01/27	4		4,403
3.00%, 10/01/27	588		620,729
3.00%, 11/01/27	5,589		5,896,487
3.00%, 01/01/28	1,701		1,795,156
3.00%, 03/01/28	353		372,927
3.00%, 04/01/28	788		829,339
3.00%, 05/01/28	661		699,479
3.00%, 08/01/28	2,390		2,523,655
3.00%, 09/01/28	381		403,125
3.00%, 11/01/28	3,285		3,463,760
3.00%, 12/01/28	59		61,806
3.00%, 01/01/29	1,094		1,151,561
3.00%, 02/01/29	591		623,436
3.00%, 03/01/29	598		631,752
3.00%, 04/01/29	6,011		6,362,287
3.00%, 05/01/29	343		361,134
3.00%, 06/01/29	16		17,095
3.00%, 07/01/29	1,045		1,105,944
3.00%, 08/01/29	1,748		1,848,511
3.00%, 09/01/29	519		549,342
3.00%, 10/01/29	4,216		4,452,721
3.00%, 11/01/29	5,436		5,749,565
3.00%, 12/01/29	477		503,214
3.00%, 01/01/30	786		831,649
3.00%, 02/01/30	3,808		4,056,378
3.00%, 03/01/30	40,641		42,842,773
3.00%, 04/01/30	8,741		9,239,145
3.00%, 05/01/30	6,024		6,369,196
3.00%, 06/01/30	2,863		3,030,143
3.00%, 07/01/30	7,331		7,755,300
3.00%, 08/01/30	754		799,922

104	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/01/30	$3,727	$3,939,444
3.00%, 10/01/30	3,599	3,811,533
3.00%, 11/01/30	1,745	1,868,334
3.00%, 01/01/31	6,169	6,532,811
3.00%, 02/01/31	7,719	8,187,410
3.00%, 03/01/31	13,512	14,312,930
3.00%, 04/01/31	743	785,882
3.00%, 05/01/31	13,114	13,875,989
3.00%, 06/01/31	6,567	6,960,842
3.00%, 07/01/31	937	990,508
3.00%, 08/01/31	199	210,307
3.00%, 09/01/31	8,148	8,624,674
3.00%, 12/01/31	4,483	4,742,028
3.00%, 01/01/32	9,338	9,912,654
3.00%, 02/01/32	14,870	15,804,714
3.00%, 03/01/32	1,098	1,163,586
3.00%, 04/01/32	5,158	5,502,908
3.00%, 05/01/32	1,777	1,885,360
3.00%, 06/01/32	8,797	9,300,496
3.00%, 07/01/32	1,326	1,413,440
3.00%, 08/01/32	3,776	4,020,880
3.00%, 09/01/32	14,027	14,841,390
3.00%, 10/01/32	1,008	1,074,232
3.00%, 11/01/32	5,130	5,473,584
3.00%, 12/01/32	22,790	24,149,375
3.00%, 01/01/33	899	958,910
3.00%, 02/01/33	4,552	4,842,311
3.00%, 03/01/33	2,062	2,184,800
3.00%, 04/01/33	484	511,412
3.00%, 05/01/33	3,504	3,703,975
3.00%, 06/01/33	713	753,197
3.00%, 10/01/33	7,877	8,304,419
3.00%, 02/01/34	7,807	8,252,405
3.00%, 05/01/34	1,128	1,201,023
3.00%, 06/01/34	5,063	5,394,678
3.00%, 07/01/34	9,939	10,584,044
3.00%, 08/01/34	4,665	4,979,486
3.00%, 09/01/34	4,833	5,174,809
3.00%, 10/01/34	4,319	4,620,361
3.00%, 11/01/34	8,606	9,165,883
3.00%, 12/01/34	2,009	2,156,033
3.00%, 01/01/35	5,662	6,036,789
3.00%, 02/01/35	6,039	6,383,026
3.00%, 03/01/35	3,533	3,774,088
3.00%, 04/01/35	1,694	1,813,820
3.00%, 12/01/35	20,323	21,542,072
3.00%, 12/01/36	3,522	3,731,970
3.00%, 01/01/37	8,009	8,484,568
3.00%, 02/01/37	8,435	8,936,020
3.00%, 05/01/41	639	675,365
3.00%, 04/01/42	32	34,054
3.00%, 08/01/42	1,104	1,186,413
3.00%, 09/01/42	4,426	4,719,802
3.00%, 10/01/42	5,180	5,536,777
3.00%, 11/01/42	19,985	21,310,449
3.00%, 12/01/42	38,226	40,801,833
3.00%, 01/01/43	18,981	20,238,000
3.00%, 02/01/43	5,793	6,207,455
3.00%, 03/01/43	14,820	15,746,490
3.00%, 04/01/43	12,553	13,461,195

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/43	$16,058	$17,115,746
3.00%, 06/01/43	5,887	6,283,534
3.00%, 07/01/43	1,880	2,000,374
3.00%, 08/01/43	14,894	15,863,613
3.00%, 09/01/43	22,519	23,966,510
3.00%, 10/01/43	749	797,273
3.00%, 11/01/43	59	63,091
3.00%, 12/01/43	815	867,662
3.00%, 01/01/44	17,819	18,964,828
3.00%, 02/01/44	17,180	18,416,468
3.00%, 07/01/44	58,376	62,128,242
3.00%, 10/01/44	42,148	44,857,326
3.00%, 11/01/44	4,933	5,309,421
3.00%, 12/01/44	215	227,827
3.00%, 01/01/45	5,491	5,843,425
3.00%, 02/01/45	3,845	4,078,925
3.00%, 03/01/45	1,184	1,261,763
3.00%, 04/01/45	3,464	3,702,999
3.00%, 05/01/45	22,609	24,001,466
3.00%, 06/01/45	41	42,448
3.00%, 07/01/45	6,601	7,119,889
3.00%, 08/01/45	8,170	8,723,638
3.00%, 09/01/45	1,248	1,321,237
3.00%, 10/01/45	554	593,156
3.00%, 12/01/45	1,003	1,060,809
3.00%, 01/01/46	6,215	6,574,352
3.00%, 02/01/46	1,972	2,085,700
3.00%, 03/01/46	930	983,794
3.00%, 04/01/46	4,718	4,989,251
3.00%, 05/01/46	3,683	3,912,768
3.00%, 06/01/46	4,232	4,509,934
3.00%, 07/01/46	91,727	97,068,780
3.00%, 08/01/46	18,461	19,591,768
3.00%, 09/01/46	2,624	2,801,021
3.00%, 10/01/46	52,998	56,172,458
3.00%, 11/01/46	67,938	71,940,967
3.00%, 12/01/46	139,848	147,947,206
3.00%, 01/01/47	67,638	71,823,479
3.00%, 02/01/47	76,728	82,053,420
3.00%, 03/01/47	25,123	26,697,865
3.00%, 04/01/47	29,057	30,799,605
3.00%, 05/01/47	1,142	1,205,977
3.00%, 07/01/47	19,198	20,287,723
3.00%, 08/01/47	1,529	1,615,983
3.00%, 10/01/47	473	506,860
3.00%, 11/01/47	255	271,123
3.00%, 12/01/47	24,522	25,994,994
3.00%, 01/01/48	563	600,075
3.00%, 03/01/48	12,966	13,769,166
3.00%, 04/01/48	36	38,237
3.00%, 05/01/48	238	252,874
3.00%, 11/01/48	25,248	26,658,303
3.00%, 02/01/49	318	336,539
3.00%, 04/01/49	7,408	7,872,005
3.00%, 05/01/49	15,110	16,069,389
3.00%, 06/01/49	3,507	3,702,792
3.00%, 07/01/49	3,061	3,242,658
3.00%, 08/01/49	13,748	14,556,647
3.00%, 09/01/49	11,602	12,254,698
3.00%, 10/01/49	45,422	48,045,503

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/49	$27,611	$29,197,750
3.00%, 12/01/49	22,510	23,816,508
3.00%, 01/01/50	29,441	31,340,868
3.00%, 02/01/50	24,461	25,969,125
3.00%, 03/01/50	42,659	44,961,369
3.00%, 04/01/50	43,721	46,079,230
3.00%, 05/01/50	21,321	22,626,419
3.00%, 06/01/50	4,138	4,415,150
3.00%, 07/01/50	94,799	100,174,507
3.00%, 08/01/50	24,582	26,061,604
3.00%, 09/01/50	8,613	9,115,801
3.00%, 10/01/50	31,604	33,420,656
3.00%, 01/01/51	1,743	1,848,860
3.00%, 09/14/51(a)	6,125	6,407,085
3.50%, 03/01/23	2	1,995
3.50%, 08/01/25	44	47,786
3.50%, 09/01/25	431	459,312
3.50%, 10/01/25	268	286,354
3.50%, 11/01/25	78	83,367
3.50%, 12/01/25	1,198	1,278,724
3.50%, 01/01/26	148	158,296
3.50%, 02/01/26	111	117,914
3.50%, 03/01/26	92	96,889
3.50%, 04/01/26	327	349,177
3.50%, 05/01/26	52	54,772
3.50%, 06/01/26	55	59,546
3.50%, 07/01/26	3	3,502
3.50%, 08/01/26	154	163,454
3.50%, 09/01/26	6,561	7,005,036
3.50%, 10/01/26	134	142,523
3.50%, 12/01/26	59	63,110
3.50%, 01/01/27	418	447,972
3.50%, 02/01/27	25	26,864
3.50%, 03/01/27	569	607,587
3.50%, 04/01/27	935	998,524
3.50%, 07/01/27	514	549,476
3.50%, 01/01/28	507	541,098
3.50%, 07/01/28	822	878,601
3.50%, 10/01/28	553	590,504
3.50%, 11/01/28	113	121,246
3.50%, 12/01/28	227	242,435
3.50%, 01/01/29	292	311,916
3.50%, 03/01/29	513	548,025
3.50%, 05/01/29	67	71,882
3.50%, 07/01/29	15	15,943
3.50%, 08/01/29	53	57,068
3.50%, 09/01/29	329	353,022
3.50%, 10/01/29	26	28,258
3.50%, 11/01/29	2,683	2,872,538
3.50%, 12/01/29	1,694	1,812,460
3.50%, 04/01/30	316	337,902
3.50%, 08/01/30	330	353,890
3.50%, 11/01/30	487	521,349
3.50%, 02/01/31	50	54,276
3.50%, 03/01/31	2,131	2,282,352
3.50%, 04/01/31	655	708,120
3.50%, 05/01/31	298	320,287
3.50%, 06/01/31	8,737	9,412,996
3.50%, 07/01/31	3,171	3,407,164
3.50%, 08/01/31	1,638	1,764,000

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 09/01/31	$340	$364,844
3.50%, 12/01/31	1,275	1,371,348
3.50%, 01/01/32	5,872	6,335,780
3.50%, 02/01/32	1,204	1,293,759
3.50%, 03/01/32	914	988,055
3.50%, 04/01/32	4,090	4,399,801
3.50%, 05/01/32	5,768	6,215,685
3.50%, 06/01/32	2,007	2,167,009
3.50%, 07/01/32	3,616	3,888,322
3.50%, 08/01/32	1,734	1,878,116
3.50%, 09/01/32	812	869,162
3.50%, 11/01/32	6,065	6,526,575
3.50%, 12/01/32	791	852,775
3.50%, 01/01/33	1,318	1,419,140
3.50%, 02/01/33	2,868	3,098,457
3.50%, 03/01/33	7,892	8,508,908
3.50%, 04/01/33	820	888,806
3.50%, 05/01/33	899	969,482
3.50%, 09/01/33	2,357	2,537,517
3.50%, 10/01/33	570	616,134
3.50%, 11/01/33	468	502,406
3.50%, 01/01/34	4,538	4,881,163
3.50%, 02/01/34	1,984	2,137,008
3.50%, 03/01/34	6,486	6,983,953
3.50%, 04/01/34	12,452	13,410,697
3.50%, 05/01/34	8,185	8,856,748
3.50%, 06/01/34	2,790	3,018,045
3.50%, 07/01/34	12,970	13,903,836
3.50%, 08/01/34	732	787,695
3.50%, 09/01/34	655	706,296
3.50%, 10/01/34	2,150	2,314,470
3.50%, 11/01/34	4,418	4,780,420
3.50%, 12/01/34	4,192	4,517,350
3.50%, 02/01/35	698	752,923
3.50%, 04/01/35	1,292	1,393,239
3.50%, 05/01/35	1,350	1,446,136
3.50%, 06/01/35	10,969	11,929,232
3.50%, 02/01/36	1,089	1,176,773
3.50%, 01/01/38	4,698	5,014,244
3.50%, 02/01/38	2,867	3,060,311
3.50%, 10/01/40	22	24,053
3.50%, 11/01/40	310	335,778
3.50%, 12/01/40	879	950,473
3.50%, 01/01/41	72	78,408
3.50%, 02/01/41	21	22,457
3.50%, 03/01/41	55	58,642
3.50%, 06/01/41	29	30,642
3.50%, 09/01/41	813	879,484
3.50%, 10/01/41	15	16,260
3.50%, 11/01/41	226	244,896
3.50%, 12/01/41	329	356,186
3.50%, 01/01/42	318	344,780
3.50%, 02/01/42	1,292	1,397,659
3.50%, 03/01/42	17,543	18,961,392
3.50%, 04/01/42	423	458,049
3.50%, 05/01/42	3,651	3,957,849
3.50%, 06/01/42	291	314,150
3.50%, 07/01/42	1,921	2,086,962
3.50%, 08/01/42	19,555	21,140,851
3.50%, 09/01/42	6,407	6,937,126

106	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 10/01/42	$16,373	$17,694,608
3.50%, 11/01/42	2,268	2,463,481
3.50%, 12/01/42	13,825	14,936,879
3.50%, 01/01/43	1,089	1,177,944
3.50%, 04/01/43	911	991,622
3.50%, 05/01/43	4,269	4,622,393
3.50%, 06/01/43	10,900	11,792,757
3.50%, 07/01/43	2,459	2,676,162
3.50%, 08/01/43	632	683,977
3.50%, 09/01/43	274	295,915
3.50%, 11/01/43	273	294,912
3.50%, 01/01/44	429	463,092
3.50%, 02/01/44	508	549,358
3.50%, 04/01/44	10,273	11,258,102
3.50%, 05/01/44	33	35,426
3.50%, 06/01/44	32	33,885
3.50%, 09/01/44	1,969	2,143,429
3.50%, 10/01/44	7,243	7,869,901
3.50%, 11/01/44	1,052	1,139,620
3.50%, 12/01/44	1,283	1,397,178
3.50%, 01/01/45	504	548,982
3.50%, 02/01/45	15,850	17,166,237
3.50%, 03/01/45	2,792	3,034,548
3.50%, 04/01/45	2,827	3,076,718
3.50%, 05/01/45	1,273	1,363,451
3.50%, 06/01/45	4,308	4,654,553
3.50%, 07/01/45	12,475	13,510,675
3.50%, 08/01/45	15,064	16,276,677
3.50%, 09/01/45	5,394	5,833,210
3.50%, 10/01/45	7,076	7,689,888
3.50%, 11/01/45	2,256	2,416,430
3.50%, 12/01/45	8,169	8,749,665
3.50%, 01/01/46	25,410	27,667,859
3.50%, 02/01/46	46,198	49,489,883
3.50%, 03/01/46	14,762	15,780,549
3.50%, 04/01/46	17,757	19,361,963
3.50%, 05/01/46	5,605	6,015,248
3.50%, 06/01/46	11,088	11,859,662
3.50%, 07/01/46	46,933	50,408,828
3.50%, 08/01/46	5,033	5,448,383
3.50%, 09/01/46	12,296	13,375,131
3.50%, 10/01/46	23,786	25,581,426
3.50%, 11/01/46	25,897	27,948,052
3.50%, 12/01/46	72,350	78,269,403
3.50%, 01/01/47	43,792	47,024,383
3.50%, 02/01/47	22,493	24,117,947
3.50%, 03/01/47	2,244	2,470,185
3.50%, 04/01/47	12,234	13,138,243
3.50%, 05/01/47	26,373	28,590,661
3.50%, 06/01/47	16,281	17,456,800
3.50%, 07/01/47	59,335	63,390,603
3.50%, 08/01/47	62,785	67,437,368
3.50%, 09/01/47	21,077	22,436,870
3.50%, 10/01/47	4,963	5,320,967
3.50%, 11/01/47	38,364	41,066,881
3.50%, 12/01/47	32,166	34,721,588
3.50%, 01/01/48	69,214	74,087,944
3.50%, 02/01/48	59,644	63,914,831
3.50%, 03/01/48	31,304	33,644,300
3.50%, 04/01/48	12,582	13,478,692

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 05/01/48	$626		$664,125
3.50%, 06/01/48	12,681		13,671,797
3.50%, 07/01/48	22,958		24,458,583
3.50%, 08/01/48	211		224,275
3.50%, 09/01/48	2,179		2,365,608
3.50%, 10/01/48	3,057		3,244,842
3.50%, 11/01/48	31,262		33,945,676
3.50%, 01/01/49	1,489		1,579,496
3.50%, 02/01/49	2,067		2,213,763
3.50%, 03/01/49	4,813		5,207,902
3.50%, 04/01/49	7,019		7,628,324
3.50%, 05/01/49	28,945		31,072,833
3.50%, 06/01/49	19,779		21,383,262
3.50%, 07/01/49	38,333		41,019,976
3.50%, 08/01/49	5,874		6,361,510
3.50%, 09/01/49	16,968		18,336,298
3.50%, 10/01/49	7,172		7,717,030
3.50%, 11/01/49	3,763		4,087,756
3.50%, 12/01/49	4,831		5,247,530
3.50%, 01/01/50	24,657		26,418,547
3.50%, 02/01/50	4,715		5,090,126
3.50%, 06/01/50	31,629		33,992,543
3.50%, 07/01/50	5,387		5,871,181
3.50%, 09/14/51(a)	100		105,789
4.00%, 02/01/22	1		770
4.00%, 03/01/22	2		2,459
4.00%, 03/01/22	0	(c)	13
4.00%, 04/01/23	2		2,226
4.00%, 04/01/23	0	(c)	427
4.00%, 02/01/24	3		3,654
4.00%, 03/01/24	277		294,442
4.00%, 04/01/24	140		148,664
4.00%, 05/01/24	9		9,096
4.00%, 06/01/24	18		18,214
4.00%, 07/01/24	51		53,836
4.00%, 08/01/24	7		7,161
4.00%, 09/01/24	14		15,343
4.00%, 10/01/24	22		23,250
4.00%, 10/01/24	0	(c)	461
4.00%, 11/01/24	4		4,259
4.00%, 12/01/24	24		24,975
4.00%, 01/01/25	8		8,636
4.00%, 02/01/25	14		14,741
4.00%, 03/01/25	31		33,647
4.00%, 04/01/25	31		32,544
4.00%, 05/01/25	51		54,514
4.00%, 06/01/25	9		9,989
4.00%, 07/01/25	110		117,832
4.00%, 08/01/25	4		4,026
4.00%, 09/01/25	748		795,204
4.00%, 10/01/25	946		1,006,239
4.00%, 11/01/25	430		456,973
4.00%, 12/01/25	12		12,381
4.00%, 01/01/26	31		32,415
4.00%, 03/01/26	539		572,900
4.00%, 05/01/26	18		19,468
4.00%, 06/01/26	2,609		2,776,073
4.00%, 07/01/26	131		140,191
4.00%, 08/01/26	23		24,773
4.00%, 09/01/26	890		947,283

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 03/01/27	$899	$956,385
4.00%, 08/01/27	240	254,779
4.00%, 02/01/29	293	311,842
4.00%, 12/01/30	980	1,059,631
4.00%, 01/01/31	607	656,427
4.00%, 02/01/31	453	490,399
4.00%, 10/01/31	1,418	1,535,982
4.00%, 02/01/32	3,356	3,635,183
4.00%, 04/01/32	11	12,043
4.00%, 06/01/32	12	12,887
4.00%, 07/01/32	1,378	1,477,868
4.00%, 05/01/33	213	226,328
4.00%, 07/01/33	178	189,234
4.00%, 08/01/33	1,631	1,782,353
4.00%, 10/01/33	629	689,999
4.00%, 12/01/33	3,417	3,633,351
4.00%, 01/01/34	647	687,078
4.00%, 05/01/34	556	604,366
4.00%, 07/01/34	689	747,339
4.00%, 10/01/34	985	1,074,617
4.00%, 01/01/36	19	20,516
4.00%, 10/01/37	26,689	28,949,718
4.00%, 06/01/38	481	521,985
4.00%, 03/01/39	22	24,029
4.00%, 04/01/39	48	53,081
4.00%, 05/01/39	410	451,220
4.00%, 07/01/39	26	28,999
4.00%, 08/01/39	465	511,500
4.00%, 09/01/39	39	43,259
4.00%, 10/01/39	2	2,664
4.00%, 11/01/39	144	158,302
4.00%, 12/01/39	5	5,596
4.00%, 02/01/40	23	25,367
4.00%, 05/01/40	26	27,612
4.00%, 07/01/40	57	63,020
4.00%, 08/01/40	1,348	1,482,050
4.00%, 09/01/40	26	28,882
4.00%, 10/01/40	555	610,816
4.00%, 11/01/40	170	187,530
4.00%, 12/01/40	2,155	2,371,644
4.00%, 01/01/41	3,233	3,553,766
4.00%, 02/01/41	1,257	1,383,991
4.00%, 03/01/41	307	337,789
4.00%, 04/01/41	49	53,449
4.00%, 05/01/41	454	500,024
4.00%, 08/01/41	5	5,981
4.00%, 09/01/41	276	303,703
4.00%, 10/01/41	505	553,277
4.00%, 11/01/41	194	213,310
4.00%, 12/01/41	1,162	1,278,153
4.00%, 01/01/42	1,702	1,871,143
4.00%, 02/01/42	288	319,049
4.00%, 03/01/42	8,182	9,004,829
4.00%, 05/01/42	1,263	1,389,350
4.00%, 06/01/42	48	53,792
4.00%, 07/01/42	533	590,900
4.00%, 08/01/42	3	3,794
4.00%, 09/01/42	7	8,033
4.00%, 12/01/42	226	252,137
4.00%, 01/01/43	12	13,084

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 08/01/43	$34	$36,362
4.00%, 09/01/43	1,568	1,744,232
4.00%, 10/01/43	234	257,839
4.00%, 12/01/43	7	8,092
4.00%, 01/01/44	76	83,416
4.00%, 02/01/44	15	16,275
4.00%, 03/01/44	1,705	1,903,204
4.00%, 04/01/44	1,496	1,657,661
4.00%, 05/01/44	6,028	6,697,029
4.00%, 06/01/44	3,671	4,047,060
4.00%, 07/01/44	10,541	11,842,199
4.00%, 08/01/44	301	328,842
4.00%, 09/01/44	271	295,916
4.00%, 10/01/44	3,506	3,842,191
4.00%, 11/01/44	2,688	2,942,993
4.00%, 12/01/44	3,343	3,673,204
4.00%, 01/01/45	12,678	13,917,527
4.00%, 02/01/45	8,736	9,704,557
4.00%, 03/01/45	7,624	8,405,947
4.00%, 04/01/45	1,040	1,131,244
4.00%, 06/01/45	9,343	10,252,056
4.00%, 07/01/45	18,990	20,972,098
4.00%, 08/01/45	413	449,671
4.00%, 09/01/45	19,730	21,496,599
4.00%, 10/01/45	4,833	5,337,026
4.00%, 11/01/45	4,755	5,227,055
4.00%, 12/01/45	1,034	1,128,089
4.00%, 01/01/46	2,947	3,220,030
4.00%, 02/01/46	5,692	6,284,839
4.00%, 03/01/46	10,771	11,759,219
4.00%, 04/01/46	7,849	8,531,912
4.00%, 05/01/46	13,746	14,996,394
4.00%, 06/01/46	20,920	23,201,918
4.00%, 07/01/46	2,048	2,242,289
4.00%, 08/01/46	12,685	13,914,347
4.00%, 09/01/46	14,002	15,458,252
4.00%, 10/01/46	4,330	4,769,100
4.00%, 11/01/46	12,608	13,918,626
4.00%, 01/01/47	4,804	5,283,069
4.00%, 02/01/47	5,057	5,515,460
4.00%, 03/01/47	12,521	13,722,338
4.00%, 04/01/47	14,393	15,788,238
4.00%, 05/01/47	10,521	11,594,206
4.00%, 06/01/47	26,718	29,294,721
4.00%, 07/01/47	11,970	13,088,804
4.00%, 08/01/47	45,410	49,227,001
4.00%, 09/01/47	43,059	47,072,473
4.00%, 10/01/47	27,342	29,539,951
4.00%, 11/01/47	21,647	23,521,677
4.00%, 12/01/47	12,226	13,394,507
4.00%, 01/01/48	12,655	13,698,149
4.00%, 02/01/48	55,811	60,574,465
4.00%, 03/01/48	4,753	5,171,458
4.00%, 04/01/48	17,463	19,125,108
4.00%, 05/01/48	5,164	5,684,543
4.00%, 06/01/48	14,067	15,313,634
4.00%, 07/01/48	16,027	17,672,330
4.00%, 08/01/48	14,740	16,037,330
4.00%, 09/01/48	13,363	14,508,139
4.00%, 10/01/48	4,379	4,795,422

108	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 11/01/48	$3,660		$4,029,063
4.00%, 12/01/48	12,087		13,190,215
4.00%, 01/01/49	19,960		21,837,839
4.00%, 02/01/49	7,972		8,727,621
4.00%, 03/01/49	19,088		20,844,429
4.00%, 04/01/49	21,038		23,006,117
4.00%, 05/01/49	25,506		27,814,836
4.00%, 06/01/49	18,868		20,539,043
4.00%, 07/01/49	41,261		46,022,279
4.00%, 08/01/49	2,732		2,989,900
4.00%, 09/01/49	7,908		8,618,817
4.00%, 12/01/49	674		745,309
4.00%, 01/01/50	21,000		23,007,915
4.00%, 02/01/50	929		1,006,909
4.00%, 03/01/50	1,692		1,831,818
4.00%, 04/01/50	1,722		1,885,808
4.00%, 05/01/50	6,053		6,628,088
4.50%, 02/01/22	0	(c)	10
4.50%, 07/01/22	0	(c)	47
4.50%, 08/01/22	2		1,836
4.50%, 11/01/22	0	(c)	356
4.50%, 04/01/23	5		4,688
4.50%, 05/01/23	1		544
4.50%, 05/01/23	0	(c)	264
4.50%, 06/01/23	19		19,962
4.50%, 06/01/23	0	(c)	445
4.50%, 01/01/24	1		528
4.50%, 02/01/24	0	(c)	402
4.50%, 02/01/24	1		536
4.50%, 03/01/24	25		24,945
4.50%, 03/01/24	0	(c)	502
4.50%, 04/01/24	0	(c)	544
4.50%, 07/01/24	5		4,973
4.50%, 08/01/24	5		4,536
4.50%, 10/01/24	390		406,043
4.50%, 11/01/24	4		4,423
4.50%, 12/01/24	30		31,422
4.50%, 01/01/25	2		1,955
4.50%, 02/01/25	496		520,265
4.50%, 04/01/25	538		566,846
4.50%, 05/01/25	28		29,095
4.50%, 06/01/25	475		499,329
4.50%, 09/01/25	14		15,101
4.50%, 04/01/26	17		18,165
4.50%, 01/01/27	251		263,231
4.50%, 11/01/28	1		1,377
4.50%, 08/01/31	2,062		2,246,565
4.50%, 08/01/33	42		47,620
4.50%, 09/01/33	9		10,528
4.50%, 10/01/33	22		24,770
4.50%, 11/01/33	34		37,622
4.50%, 12/01/33	897		982,036
4.50%, 01/01/34	2,332		2,563,340
4.50%, 02/01/34	875		943,237
4.50%, 04/01/34	2		1,885
4.50%, 05/01/34	13		14,113
4.50%, 06/01/34	1,427		1,563,329
4.50%, 07/01/34	1		1,021
4.50%, 08/01/34	2,107		2,326,197
4.50%, 09/01/34	811		904,181

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 12/01/34	$0	(c)	$74
4.50%, 12/01/34	6		6,604
4.50%, 01/01/35	1		1,327
4.50%, 02/01/35	1		936
4.50%, 03/01/35	2		2,791
4.50%, 05/01/35	1		732
4.50%, 07/01/35	0	(c)	432
4.50%, 08/01/35	2		1,835
4.50%, 09/01/35	11		13,024
4.50%, 10/01/35	2		2,485
4.50%, 12/01/35	49		54,933
4.50%, 01/01/36	1		799
4.50%, 03/01/36	3		3,271
4.50%, 07/01/37	5		5,230
4.50%, 03/01/38	5		5,173
4.50%, 04/01/38	0	(c)	339
4.50%, 04/01/38	115		128,240
4.50%, 05/01/38	2		1,961
4.50%, 06/01/38	21		24,243
4.50%, 06/01/38	0	(c)	455
4.50%, 09/01/38	17,433		19,135,719
4.50%, 11/01/38	4		4,642
4.50%, 01/01/39	15		15,587
4.50%, 02/01/39	1,084		1,209,726
4.50%, 03/01/39	66		73,239
4.50%, 04/01/39	2,110		2,355,284
4.50%, 05/01/39	1,136		1,267,898
4.50%, 06/01/39	217		243,343
4.50%, 07/01/39	244		271,272
4.50%, 08/01/39	3,317		3,702,962
4.50%, 09/01/39	104		115,567
4.50%, 10/01/39	7,298		8,145,692
4.50%, 11/01/39	54		60,568
4.50%, 12/01/39	374		417,528
4.50%, 01/01/40	472		527,194
4.50%, 02/01/40	138		154,488
4.50%, 03/01/40	174		194,214
4.50%, 04/01/40	82		91,718
4.50%, 05/01/40	210		234,061
4.50%, 06/01/40	44		48,899
4.50%, 07/01/40	73		80,610
4.50%, 08/01/40	172		191,765
4.50%, 09/01/40	2,153		2,400,631
4.50%, 10/01/40	402		448,661
4.50%, 12/01/40	2,944		3,283,770
4.50%, 01/01/41	3,128		3,489,815
4.50%, 02/01/41	159		176,749
4.50%, 03/01/41	556		618,761
4.50%, 04/01/41	20,543		22,904,184
4.50%, 05/01/41	16,893		18,836,873
4.50%, 06/01/41	8,057		8,981,210
4.50%, 07/01/41	319		355,924
4.50%, 08/01/41	4,413		4,919,055
4.50%, 09/01/41	7,721		8,607,031
4.50%, 10/01/41	144		160,363
4.50%, 11/01/41	388		433,555
4.50%, 12/01/41	4,135		4,659,190
4.50%, 01/01/42	4,243		4,730,491
4.50%, 04/01/42	154		172,530
4.50%, 07/01/42	6		6,520

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 09/01/42	$2,001	$2,232,653
4.50%, 10/01/42	2,585	2,885,095
4.50%, 01/01/43	214	238,775
4.50%, 09/01/43	3,892	4,409,487
4.50%, 10/01/43	1,242	1,391,501
4.50%, 11/01/43	2,359	2,668,377
4.50%, 12/01/43	2,047	2,320,007
4.50%, 01/01/44	411	459,662
4.50%, 02/01/44	518	576,373
4.50%, 03/01/44	10,408	11,587,544
4.50%, 04/01/44	1,951	2,214,459
4.50%, 05/01/44	865	962,712
4.50%, 06/01/44	2,131	2,372,236
4.50%, 07/01/44	428	477,340
4.50%, 08/01/44	1,497	1,667,833
4.50%, 09/01/44	98	108,386
4.50%, 10/01/44	345	384,734
4.50%, 11/01/44	120	133,888
4.50%, 12/01/44	11,318	12,759,233
4.50%, 01/01/45	1,179	1,329,486
4.50%, 02/01/45	11,630	12,967,833
4.50%, 04/01/45	5	5,266
4.50%, 08/01/45	3,080	3,434,373
4.50%, 09/01/45	539	600,418
4.50%, 10/01/45	1,966	2,216,034
4.50%, 11/01/45	666	741,100
4.50%, 12/01/45	238	263,874
4.50%, 01/01/46	85	94,106
4.50%, 02/01/46	10,881	12,172,856
4.50%, 03/01/46	31,222	34,843,184
4.50%, 04/01/46	6,996	7,887,322
4.50%, 05/01/46	2,068	2,322,929
4.50%, 06/01/46	1,756	1,975,853
4.50%, 07/01/46	1,093	1,228,324
4.50%, 08/01/46	10,114	11,217,556
4.50%, 09/01/46	362	397,040
4.50%, 10/01/46	1,210	1,327,624
4.50%, 11/01/46	136	149,662
4.50%, 12/01/46	920	1,009,632
4.50%, 01/01/47	1,520	1,667,697
4.50%, 02/01/47	508	558,815
4.50%, 03/01/47	1,846	2,036,960
4.50%, 04/01/47	5,034	5,563,655
4.50%, 05/01/47	1,954	2,180,999
4.50%, 06/01/47	6,557	7,232,976
4.50%, 07/01/47	1,848	2,045,009
4.50%, 08/01/47	2,192	2,443,075
4.50%, 09/01/47	1,900	2,098,094
4.50%, 10/01/47	9,818	10,865,287
4.50%, 11/01/47	3,273	3,635,291
4.50%, 12/01/47	869	960,043
4.50%, 01/01/48	3,044	3,342,976
4.50%, 02/01/48	6,341	7,056,418
4.50%, 03/01/48	987	1,101,233
4.50%, 04/01/48	7,121	7,794,498
4.50%, 05/01/48	8,020	8,773,530
4.50%, 06/01/48	3,372	3,737,549
4.50%, 07/01/48	5,636	6,167,056
4.50%, 08/01/48	31,020	34,212,343
4.50%, 09/01/48	11,576	12,743,918

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 10/01/48	$18,259		$19,785,982
4.50%, 11/01/48	9,146		10,116,187
4.50%, 12/01/48	15,499		16,940,068
4.50%, 01/01/49	29,610		32,448,642
4.50%, 02/01/49	17,175		19,034,932
4.50%, 03/01/49	7,939		8,705,827
4.50%, 04/01/49	7,122		7,792,878
4.50%, 05/01/49	6,927		7,487,420
4.50%, 07/01/49	13,591		14,693,773
4.50%, 08/01/49	7,343		7,954,062
4.50%, 09/01/49	3,774		4,080,391
4.50%, 10/01/49	3,451		3,728,306
4.50%, 11/01/49	2,227		2,406,151
4.50%, 12/01/49	18,100		20,298,784
4.50%, 01/01/50	39		42,101
4.50%, 02/01/50	960		1,076,357
4.50%, 05/01/50	2,697		2,926,058
4.50%, 09/14/51(a)	2,510		2,714,084
5.00%, 11/01/21	0	(c)	1
5.00%, 03/01/22	1		682
5.00%, 01/01/23	0	(c)	345
5.00%, 02/01/23	1		1,429
5.00%, 05/01/23	0	(c)	249
5.00%, 06/01/23	2		1,848
5.00%, 06/01/23	0	(c)	345
5.00%, 07/01/23	303		313,052
5.00%, 07/01/23	0	(c)	175
5.00%, 08/01/23	1		585
5.00%, 09/01/23	0	(c)	161
5.00%, 09/01/23	10		9,788
5.00%, 10/01/23	0	(c)	442
5.00%, 11/01/23	1		749
5.00%, 12/01/23	78		78,141
5.00%, 01/01/24	3		3,036
5.00%, 02/01/24	0	(c)	159
5.00%, 12/01/24	4		4,135
5.00%, 05/01/25	6		6,774
5.00%, 09/01/25	5		5,181
5.00%, 11/01/32	3		2,872
5.00%, 03/01/33	3		2,981
5.00%, 05/01/33	29		33,179
5.00%, 06/01/33	3		3,172
5.00%, 07/01/33	123		139,368
5.00%, 08/01/33	116		131,358
5.00%, 09/01/33	61		68,907
5.00%, 10/01/33	1		1,070
5.00%, 11/01/33	2,068		2,341,328
5.00%, 02/01/34	4		4,641
5.00%, 03/01/34	32		36,056
5.00%, 04/01/34	26		30,241
5.00%, 05/01/34	70		79,618
5.00%, 05/01/34	0	(c)	244
5.00%, 06/01/34	1		1,005
5.00%, 07/01/34	44		50,118
5.00%, 08/01/34	32		36,622
5.00%, 09/01/34	6		6,455
5.00%, 10/01/34	17		18,550
5.00%, 12/01/34	374		426,021
5.00%, 01/01/35	166		187,565
5.00%, 02/01/35	1,129		1,278,576

110	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 03/01/35	$60		$69,080
5.00%, 04/01/35	14		17,082
5.00%, 05/01/35	9		10,375
5.00%, 06/01/35	112		128,272
5.00%, 07/01/35	122		140,521
5.00%, 08/01/35	67		76,876
5.00%, 08/01/35	0	(c)	46
5.00%, 09/01/35	203		230,925
5.00%, 10/01/35	53		60,595
5.00%, 11/01/35	525		596,851
5.00%, 12/01/35	8		8,749
5.00%, 01/01/36	22		24,481
5.00%, 02/01/36	11		13,047
5.00%, 03/01/36	731		832,419
5.00%, 03/01/36	0	(c)	461
5.00%, 04/01/36	0	(c)	429
5.00%, 04/01/36	1		703
5.00%, 05/01/36	566		644,096
5.00%, 05/01/36	0	(c)	57
5.00%, 06/01/36	55		62,974
5.00%, 07/01/36	32		36,184
5.00%, 08/01/36	1		1,119
5.00%, 11/01/36	3		3,862
5.00%, 12/01/36	2		2,616
5.00%, 02/01/37	17		18,715
5.00%, 03/01/37	12		13,795
5.00%, 04/01/37	3		3,227
5.00%, 05/01/37	15		17,258
5.00%, 06/01/37	9		9,701
5.00%, 07/01/37	571		647,111
5.00%, 01/01/38	7		8,490
5.00%, 02/01/38	870		991,060
5.00%, 03/01/38	51		59,484
5.00%, 04/01/38	122		138,228
5.00%, 04/01/38	0	(c)	276
5.00%, 05/01/38	27		31,211
5.00%, 06/01/38	3		4,243
5.00%, 07/01/38	75		84,991
5.00%, 11/01/38	0	(c)	409
5.00%, 12/01/38	5		5,276
5.00%, 01/01/39	252		287,313
5.00%, 02/01/39	37		41,827
5.00%, 03/01/39	570		649,763
5.00%, 04/01/39	4,845		5,516,036
5.00%, 05/01/39	1,134		1,291,705
5.00%, 06/01/39	1,025		1,160,392
5.00%, 07/01/39	40		44,995
5.00%, 08/01/39	335		381,726
5.00%, 09/01/39	698		795,693
5.00%, 10/01/39	436		496,021
5.00%, 11/01/39	94		106,908
5.00%, 12/01/39	767		871,958
5.00%, 01/01/40	147		168,112
5.00%, 02/01/40	70		79,930
5.00%, 03/01/40	297		338,574
5.00%, 04/01/40	1,263		1,435,577
5.00%, 05/01/40	11,658		13,253,552
5.00%, 06/01/40	317		359,580
5.00%, 07/01/40	1,533		1,743,452
5.00%, 08/01/40	7,552		8,608,494

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 09/01/40	$912		$1,036,577
5.00%, 10/01/40	158		179,912
5.00%, 11/01/40	22		24,742
5.00%, 12/01/40	2,031		2,308,288
5.00%, 01/01/41	229		260,732
5.00%, 02/01/41	683		775,737
5.00%, 03/01/41	2,218		2,521,801
5.00%, 04/01/41	3,333		3,788,878
5.00%, 05/01/41	10,084		11,465,672
5.00%, 06/01/41	1,465		1,665,398
5.00%, 07/01/41	871		991,197
5.00%, 08/01/41	1,719		1,956,265
5.00%, 11/01/41	168		190,418
5.00%, 04/01/42	555		631,217
5.00%, 08/01/43	34		38,660
5.00%, 09/01/43	764		866,079
5.00%, 10/01/43	1,439		1,622,861
5.00%, 11/01/43	44		49,555
5.00%, 12/01/43	192		218,908
5.00%, 01/01/44	2,495		2,822,499
5.00%, 02/01/44	39		43,990
5.00%, 03/01/44	815		919,667
5.00%, 06/01/44	176		196,936
5.00%, 07/01/44	86		96,091
5.00%, 08/01/44	219		247,066
5.00%, 09/01/44	1,324		1,494,368
5.00%, 11/01/44	981		1,101,899
5.00%, 01/01/45	14		15,841
5.00%, 07/01/45	4,794		5,449,477
5.00%, 03/01/47	211		232,090
5.00%, 04/01/47	133		145,527
5.00%, 05/01/47	1,367		1,533,886
5.00%, 07/01/47	907		1,031,851
5.00%, 08/01/47	334		364,715
5.00%, 09/01/47	1,548		1,695,535
5.00%, 11/01/47	188		206,460
5.00%, 02/01/48	1,584		1,733,560
5.00%, 03/01/48	1,904		2,092,372
5.00%, 04/01/48	3,328		3,697,829
5.00%, 06/01/48	1,839		2,025,433
5.00%, 07/01/48	5,459		6,100,121
5.00%, 08/01/48	15,883		17,804,149
5.00%, 09/01/48	10,348		11,448,668
5.00%, 10/01/48	5,819		6,470,849
5.00%, 11/01/48	2,772		3,120,632
5.00%, 12/01/48	2,925		3,265,263
5.00%, 01/01/49	18,919		20,936,230
5.00%, 02/01/49	7,093		7,828,199
5.00%, 03/01/49	8,871		9,856,936
5.00%, 04/01/49	10,436		11,661,273
5.00%, 07/01/49	13,033		14,491,528
5.00%, 08/01/49	3,550		3,921,886
5.00%, 09/01/49	1,793		2,012,593
5.00%, 10/01/49	7,216		7,975,582
5.50%, 10/01/21	0	(c)	1
5.50%, 11/01/21	0	(c)	140
5.50%, 12/01/21	0	(c)	70
5.50%, 03/01/22	0	(c)	466
5.50%, 05/01/22	0	(c)	394
5.50%, 11/01/22	0	(c)	3

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 11/01/22	$1		$739
5.50%, 02/01/23	1		1,387
5.50%, 04/01/23	2		1,584
5.50%, 09/01/23	1		524
5.50%, 10/01/23	1		741
5.50%, 11/01/23	1		606
5.50%, 12/01/23	1		850
5.50%, 01/01/25	0	(c)	315
5.50%, 05/01/25	0	(c)	395
5.50%, 03/01/28	358		388,128
5.50%, 10/01/28	0	(c)	355
5.50%, 12/01/28	0	(c)	239
5.50%, 07/01/29	3		3,049
5.50%, 04/01/31	2		2,125
5.50%, 11/01/31	1		571
5.50%, 12/01/31	15		17,544
5.50%, 01/01/32	8		9,017
5.50%, 02/01/32	2		2,656
5.50%, 11/01/32	0	(c)	746
5.50%, 11/01/32	4		4,393
5.50%, 12/01/32	8		9,869
5.50%, 01/01/33	29		32,578
5.50%, 02/01/33	7		7,339
5.50%, 02/01/33	0	(c)	1,135
5.50%, 03/01/33	36		41,525
5.50%, 04/01/33	87		97,958
5.50%, 05/01/33	770		882,255
5.50%, 06/01/33	60		68,914
5.50%, 07/01/33	165		190,064
5.50%, 08/01/33	1		1,428
5.50%, 09/01/33	0	(c)	201
5.50%, 09/01/33	7		7,258
5.50%, 10/01/33	295		338,223
5.50%, 10/01/33	0	(c)	511
5.50%, 11/01/33	1,503		1,727,263
5.50%, 12/01/33	1		1,460
5.50%, 01/01/34	51		58,751
5.50%, 02/01/34	33		37,426
5.50%, 03/01/34	15		16,621
5.50%, 04/01/34	72		83,324
5.50%, 05/01/34	72		81,740
5.50%, 06/01/34	38		43,459
5.50%, 07/01/34	21		23,573
5.50%, 09/01/34	1,087		1,250,674
5.50%, 10/01/34	1		1,062
5.50%, 11/01/34	32		36,509
5.50%, 12/01/34	19		21,920
5.50%, 01/01/35	53		60,417
5.50%, 02/01/35	89		102,465
5.50%, 03/01/35	42		48,658
5.50%, 04/01/35	34		38,035
5.50%, 05/01/35	15		17,430
5.50%, 06/01/35	25		27,830
5.50%, 07/01/35	33		37,347
5.50%, 08/01/35	15		16,511
5.50%, 09/01/35	282		324,148
5.50%, 10/01/35	16		18,762
5.50%, 11/01/35	63		73,464
5.50%, 12/01/35	58		64,340
5.50%, 01/01/36	18		20,941

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 02/01/36	$73		$81,696
5.50%, 03/01/36	1		668
5.50%, 04/01/36	1,799		2,074,810
5.50%, 05/01/36	445		512,887
5.50%, 06/01/36	2		1,888
5.50%, 07/01/36	16		18,844
5.50%, 08/01/36	33		38,535
5.50%, 09/01/36	2,919		3,342,956
5.50%, 10/01/36	20		23,100
5.50%, 11/01/36	23		26,244
5.50%, 11/01/36	0	(c)	173
5.50%, 12/01/36	35		38,447
5.50%, 12/01/36	0	(c)	256
5.50%, 01/01/37	0	(c)	443
5.50%, 01/01/37	36		40,203
5.50%, 02/01/37	79		91,371
5.50%, 03/01/37	55		64,301
5.50%, 04/01/37	22		24,201
5.50%, 05/01/37	344		396,243
5.50%, 05/01/37	0	(c)	958
5.50%, 06/01/37	179		206,936
5.50%, 07/01/37	32		35,918
5.50%, 07/01/37	0	(c)	514
5.50%, 08/01/37	2,260		2,603,054
5.50%, 08/01/37	0	(c)	497
5.50%, 09/01/37	1		740
5.50%, 10/01/37	4		4,176
5.50%, 10/01/37	0	(c)	299
5.50%, 11/01/37	13		14,780
5.50%, 12/01/37	82		93,086
5.50%, 12/01/37	0	(c)	328
5.50%, 01/01/38	18		20,060
5.50%, 02/01/38	45		51,287
5.50%, 03/01/38	954		1,099,676
5.50%, 04/01/38	78		87,784
5.50%, 05/01/38	283		326,568
5.50%, 06/01/38	330		381,413
5.50%, 07/01/38	674		775,492
5.50%, 07/01/38	0	(c)	556
5.50%, 08/01/38	79		91,710
5.50%, 08/01/38	0	(c)	350
5.50%, 09/01/38	8		9,995
5.50%, 10/01/38	3		3,738
5.50%, 11/01/38	1,211		1,398,478
5.50%, 12/01/38	0	(c)	363
5.50%, 12/01/38	44		50,345
5.50%, 01/01/39	51		57,914
5.50%, 02/01/39	45		52,521
5.50%, 03/01/39	16		18,479
5.50%, 04/01/39	25		28,651
5.50%, 06/01/39	203		234,316
5.50%, 07/01/39	23		26,964
5.50%, 08/01/39	2		1,843
5.50%, 09/01/39	40		45,782
5.50%, 10/01/39	8		9,971
5.50%, 11/01/39	42		48,206
5.50%, 12/01/39	94		108,172
5.50%, 01/01/40	49		56,457
5.50%, 03/01/40	64		72,074
5.50%, 04/01/40	14		15,825

112	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 05/01/40	$184		$212,287
5.50%, 06/01/40	119		135,212
5.50%, 07/01/40	2,133		2,454,163
5.50%, 09/01/40	5,873		6,759,679
5.50%, 07/01/41	385		445,403
5.50%, 09/01/41	9,703		11,217,239
5.50%, 05/01/44	7,089		8,280,394
5.50%, 01/01/47	2,505		2,884,434
5.50%, 06/01/48	165		187,318
5.50%, 11/01/48	152		171,403
5.50%, 12/01/48	646		730,514
5.50%, 02/01/49	846		989,160
5.50%, 03/01/49	219		247,601
5.50%, 09/14/51(a)	9,704		10,828,299
6.00%, 10/01/21	0	(c)	68
6.00%, 03/01/22	0	(c)	437
6.00%, 08/01/22	0	(c)	9
6.00%, 05/01/24	0	(c)	85
6.00%, 12/01/24	1		641
6.00%, 03/01/28	1		760
6.00%, 04/01/28	0	(c)	228
6.00%, 11/01/28	0	(c)	682
6.00%, 12/01/28	1		761
6.00%, 12/01/28	0	(c)	1,210
6.00%, 01/01/29	4		4,039
6.00%, 01/01/29	0	(c)	121
6.00%, 02/01/29	8		8,348
6.00%, 02/01/29	0	(c)	1,002
6.00%, 03/01/29	2		2,617
6.00%, 03/01/29	0	(c)	220
6.00%, 04/01/29	3		3,551
6.00%, 05/01/29	0	(c)	289
6.00%, 06/01/29	0	(c)	101
6.00%, 06/01/29	1		989
6.00%, 07/01/29	3		2,852
6.00%, 07/01/29	0	(c)	199
6.00%, 04/01/30	1		1,366
6.00%, 04/01/31	1		1,605
6.00%, 04/01/31	0	(c)	27
6.00%, 05/01/31	7		7,153
6.00%, 10/01/31	5		5,379
6.00%, 11/01/31	8		9,525
6.00%, 02/01/32	3		3,941
6.00%, 03/01/32	2		2,743
6.00%, 04/01/32	5		5,693
6.00%, 06/01/32	1		1,630
6.00%, 09/01/32	4		4,769
6.00%, 11/01/32	46		54,397
6.00%, 12/01/32	34		38,116
6.00%, 01/01/33	28		30,661
6.00%, 02/01/33	11		11,977
6.00%, 03/01/33	26		30,420
6.00%, 03/01/33	0	(c)	75
6.00%, 05/01/33	3		3,474
6.00%, 10/01/33	4		4,156
6.00%, 11/01/33	2		2,737
6.00%, 12/01/33	24		28,464
6.00%, 02/01/34	5		6,385
6.00%, 03/01/34	1,954		2,276,590
6.00%, 04/01/34	4		4,511

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 05/01/34	$315		$363,683
6.00%, 08/01/34	425		497,602
6.00%, 09/01/34	21		23,665
6.00%, 10/01/34	20		22,143
6.00%, 11/01/34	130		151,025
6.00%, 12/01/34	8		8,941
6.00%, 01/01/35	35		41,835
6.00%, 02/01/35	12		13,824
6.00%, 04/01/35	5		5,124
6.00%, 06/01/35	12		13,671
6.00%, 07/01/35	114		132,409
6.00%, 09/01/35	18		21,281
6.00%, 10/01/35	49		57,994
6.00%, 12/01/35	39		43,019
6.00%, 01/01/36	7		9,273
6.00%, 01/01/36	0	(c)	414
6.00%, 02/01/36	2		2,620
6.00%, 03/01/36	1		1,398
6.00%, 05/01/36	33		38,351
6.00%, 05/01/36	0	(c)	119
6.00%, 06/01/36	660		773,340
6.00%, 07/01/36	13		15,194
6.00%, 08/01/36	640		749,771
6.00%, 10/01/36	22		25,101
6.00%, 11/01/36	57		67,469
6.00%, 11/01/36	0	(c)	980
6.00%, 12/01/36	12		14,768
6.00%, 01/01/37	4		4,470
6.00%, 02/01/37	81		91,338
6.00%, 03/01/37	41		47,967
6.00%, 04/01/37	24		27,741
6.00%, 06/01/37	36		41,989
6.00%, 07/01/37	32		35,523
6.00%, 08/01/37	20		23,385
6.00%, 09/01/37	18		20,564
6.00%, 09/01/37	0	(c)	283
6.00%, 10/01/37	13		14,046
6.00%, 11/01/37	43		50,479
6.00%, 12/01/37	37		42,473
6.00%, 12/01/37	0	(c)	91
6.00%, 01/01/38	111		130,340
6.00%, 02/01/38	43		50,173
6.00%, 02/01/38	0	(c)	473
6.00%, 03/01/38	474		555,933
6.00%, 04/01/38	37		43,622
6.00%, 05/01/38	1,214		1,426,114
6.00%, 07/01/38	23		26,817
6.00%, 08/01/38	102		114,633
6.00%, 08/01/38	0	(c)	859
6.00%, 09/01/38	36		42,618
6.00%, 10/01/38	20		23,133
6.00%, 10/01/38	0	(c)	300
6.00%, 11/01/38	14		16,166
6.00%, 12/01/38	8		9,596
6.00%, 06/01/39	3,506		4,113,378
6.00%, 09/01/39	2		2,689
6.00%, 10/01/39	280		330,090
6.00%, 04/01/40	46		54,167
6.00%, 09/01/40	5		6,417
6.00%, 10/01/40	66		77,133

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 07/01/41	$977		$1,145,370
6.00%, 02/01/49	1,490		1,747,395
6.50%, 08/01/23	0	(c)	487
6.50%, 09/01/23	0	(c)	45
6.50%, 12/01/23	0	(c)	412
6.50%, 01/01/24	1		597
6.50%, 01/01/24	0	(c)	244
6.50%, 03/01/24	0	(c)	32
6.50%, 04/01/24	0	(c)	53
6.50%, 06/01/24	0	(c)	455
6.50%, 10/01/24	0	(c)	35
6.50%, 11/01/24	0	(c)	213
6.50%, 06/01/25	0	(c)	219
6.50%, 08/01/25	0	(c)	292
6.50%, 10/01/25	0	(c)	234
6.50%, 12/01/25	0	(c)	239
6.50%, 01/01/26	0	(c)	25
6.50%, 01/01/26	2		2,145
6.50%, 02/01/26	0	(c)	311
6.50%, 03/01/26	1		663
6.50%, 03/01/26	0	(c)	23
6.50%, 04/01/26	0	(c)	480
6.50%, 05/01/26	0	(c)	254
6.50%, 05/01/26	1		502
6.50%, 06/01/26	0	(c)	85
6.50%, 09/01/26	2		1,796
6.50%, 09/01/26	0	(c)	236
6.50%, 11/01/26	0	(c)	317
6.50%, 03/01/27	0	(c)	439
6.50%, 04/01/27	0	(c)	294
6.50%, 09/01/27	0	(c)	36
6.50%, 11/01/27	0	(c)	140
6.50%, 12/01/27	3		2,978
6.50%, 01/01/28	1		739
6.50%, 02/01/28	0	(c)	94
6.50%, 04/01/28	0	(c)	332
6.50%, 04/01/28	2		2,309
6.50%, 05/01/28	2		1,659
6.50%, 08/01/28	0	(c)	351
6.50%, 08/01/28	11		12,217
6.50%, 09/01/28	0	(c)	285
6.50%, 09/01/28	1		1,475
6.50%, 10/01/28	0	(c)	273
6.50%, 10/01/28	3		2,843
6.50%, 11/01/28	0	(c)	1,064
6.50%, 12/01/28	2		2,022
6.50%, 01/01/29	3		2,952
6.50%, 02/01/29	3		2,794
6.50%, 02/01/29	0	(c)	729
6.50%, 03/01/29	6		5,716
6.50%, 03/01/29	0	(c)	31
6.50%, 04/01/29	1		1,517
6.50%, 04/01/29	0	(c)	567
6.50%, 05/01/29	2		2,065
6.50%, 06/01/29	16		17,004
6.50%, 06/01/29	0	(c)	435
6.50%, 07/01/29	5		4,531
6.50%, 07/01/29	0	(c)	68
6.50%, 08/01/29	0	(c)	431
6.50%, 09/01/29	1		883

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 11/01/29	$0	(c)	$300
6.50%, 05/01/30	0	(c)	222
6.50%, 10/01/30	0	(c)	61
6.50%, 12/01/30	1		793
6.50%, 01/01/31	0	(c)	139
6.50%, 03/01/31	1		1,281
6.50%, 04/01/31	0	(c)	138
6.50%, 04/01/31	3		3,201
6.50%, 05/01/31	0	(c)	678
6.50%, 05/01/31	6		6,039
6.50%, 06/01/31	0	(c)	111
6.50%, 07/01/31	4		4,847
6.50%, 07/01/31	0	(c)	854
6.50%, 08/01/31	2		2,129
6.50%, 09/01/31	4		4,048
6.50%, 10/01/31	9		9,324
6.50%, 11/01/31	3		3,002
6.50%, 12/01/31	5		5,122
6.50%, 12/01/31	0	(c)	245
6.50%, 02/01/32	0	(c)	1,360
6.50%, 02/01/32	2		2,947
6.50%, 03/01/32	15		16,711
6.50%, 04/01/32	1		936
6.50%, 05/01/32	8		9,362
6.50%, 05/01/32	0	(c)	107
6.50%, 06/01/32	3		3,654
6.50%, 06/01/32	0	(c)	429
6.50%, 07/01/32	8		9,894
6.50%, 07/01/32	0	(c)	919
6.50%, 08/01/32	21		24,273
6.50%, 08/01/32	0	(c)	349
6.50%, 09/01/32	16		19,332
6.50%, 11/01/32	0	(c)	503
6.50%, 01/01/33	1		820
6.50%, 03/01/33	5		5,941
6.50%, 05/01/33	1		915
6.50%, 05/01/33	0	(c)	419
6.50%, 06/01/33	8		9,572
6.50%, 07/01/33	0	(c)	89
6.50%, 09/01/33	0	(c)	326
6.50%, 11/01/33	6		6,728
6.50%, 01/01/34	11		12,409
6.50%, 03/01/34	0	(c)	437
6.50%, 05/01/34	20		23,960
6.50%, 08/01/34	12		13,632
6.50%, 09/01/34	38		44,863
6.50%, 10/01/34	3		3,941
6.50%, 11/01/34	1		1,261
6.50%, 04/01/35	4		4,761
6.50%, 01/01/36	3		3,426
6.50%, 02/01/36	6		7,655
6.50%, 05/01/36	1		1,080
6.50%, 06/01/36	1		690
6.50%, 07/01/36	0	(c)	565
6.50%, 07/01/36	1		1,694
6.50%, 08/01/36	47		54,163
6.50%, 08/01/36	0	(c)	418
6.50%, 09/01/36	206		243,829
6.50%, 10/01/36	43		50,514
6.50%, 11/01/36	0	(c)	450

114	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 12/01/36	$32		$37,640
6.50%, 02/01/37	7		7,534
6.50%, 03/01/37	3		3,481
6.50%, 04/01/37	11		12,291
6.50%, 06/01/37	1		881
6.50%, 07/01/37	60		71,374
6.50%, 07/01/37	0	(c)	265
6.50%, 08/01/37	1,691		2,001,471
6.50%, 08/01/37	0	(c)	122
6.50%, 09/01/37	0	(c)	600
6.50%, 09/01/37	13		15,036
6.50%, 10/01/37	121		143,051
6.50%, 10/01/37	0	(c)	307
6.50%, 11/01/37	31		35,328
6.50%, 11/01/37	0	(c)	491
6.50%, 12/01/37	69		80,656
6.50%, 12/01/37	0	(c)	373
6.50%, 01/01/38	5		5,660
6.50%, 02/01/38	9		11,286
6.50%, 03/01/38	28		32,849
6.50%, 05/01/38	56		64,468
6.50%, 06/01/38	13		14,360
6.50%, 09/01/38	6		7,435
6.50%, 12/01/38	8		9,000
6.50%, 01/01/39	10		10,917
6.50%, 03/01/39	7		7,990
6.50%, 05/01/39	4		4,679
6.50%, 10/01/39	1,593		1,902,243
6.50%, 05/01/40	1,031		1,227,603
7.00%, 06/01/23	0	(c)	15
7.00%, 07/01/23	1		663
7.00%, 09/01/23	0	(c)	118
7.00%, 10/01/23	0	(c)	611
7.00%, 11/01/23	0	(c)	10
7.00%, 12/01/23	0	(c)	492
7.00%, 01/01/24	0	(c)	105
7.00%, 02/01/24	3		2,779
7.00%, 02/01/24	0	(c)	135
7.00%, 03/01/24	1		807
7.00%, 05/01/24	2		1,869
7.00%, 10/01/24	0	(c)	33
7.00%, 11/01/24	0	(c)	484
7.00%, 07/01/25	0	(c)	13
7.00%, 08/01/25	0	(c)	329
7.00%, 09/01/25	0	(c)	192
7.00%, 10/01/25	0	(c)	214
7.00%, 12/01/25	3		3,524
7.00%, 02/01/26	0	(c)	354
7.00%, 02/01/26	1		542
7.00%, 03/01/26	0	(c)	718
7.00%, 04/01/26	0	(c)	212
7.00%, 05/01/26	0	(c)	751
7.00%, 05/01/26	2		1,385
7.00%, 08/01/26	0	(c)	237
7.00%, 11/01/26	4		3,966
7.00%, 02/01/27	0	(c)	47
7.00%, 04/01/27	0	(c)	195
7.00%, 07/01/27	0	(c)	375
7.00%, 08/01/27	2		1,871
7.00%, 09/01/27	0	(c)	300

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 09/01/27	$1		$837
7.00%, 11/01/27	0	(c)	265
7.00%, 12/01/27	0	(c)	345
7.00%, 03/01/28	1		1,032
7.00%, 04/01/28	0	(c)	468
7.00%, 04/01/28	2		2,334
7.00%, 07/01/28	0	(c)	519
7.00%, 07/01/28	1		812
7.00%, 08/01/28	0	(c)	477
7.00%, 01/01/29	1		769
7.00%, 02/01/29	0	(c)	418
7.00%, 02/01/29	1		924
7.00%, 05/01/29	1		1,146
7.00%, 06/01/29	1		897
7.00%, 07/01/29	0	(c)	75
7.00%, 08/01/29	0	(c)	234
7.00%, 08/01/29	1		1,548
7.00%, 10/01/29	0	(c)	275
7.00%, 01/01/30	0	(c)	99
7.00%, 02/01/30	0	(c)	358
7.00%, 09/01/30	1		756
7.00%, 11/01/30	3		3,617
7.00%, 12/01/30	0	(c)	143
7.00%, 02/01/31	0	(c)	276
7.00%, 03/01/31	0	(c)	17
7.00%, 09/01/31	1		827
7.00%, 09/01/31	0	(c)	301
7.00%, 10/01/31	0	(c)	204
7.00%, 11/01/31	0	(c)	58
7.00%, 03/01/32	6		6,760
7.00%, 04/01/32	36		43,056
7.00%, 04/01/32	0	(c)	558
7.00%, 05/01/32	13		14,327
7.00%, 05/01/32	0	(c)	433
7.00%, 07/01/32	1		671
7.00%, 07/01/32	0	(c)	115
7.00%, 08/01/32	1		1,260
7.00%, 10/01/32	1		830
7.00%, 10/01/32	0	(c)	400
7.00%, 12/01/32	12		13,301
7.00%, 09/01/33	2		1,708
7.00%, 01/01/36	3		3,744
7.00%, 07/01/36	1		1,647
7.00%, 08/01/36	1		1,685
7.00%, 01/01/37	2		2,903
7.00%, 03/01/37	3		2,941
7.00%, 04/01/37	573		695,245
7.00%, 05/01/37	7		7,580
7.00%, 06/01/37	0	(c)	474
7.00%, 06/01/37	14		15,667
7.00%, 09/01/37	1		827
7.00%, 12/01/37	15		17,968
7.00%, 05/01/38	1		664
7.00%, 12/01/38	3		3,353
7.00%, 01/01/39	1		715
7.50%, 08/01/22	0	(c)	7
7.50%, 11/01/22	0	(c)	495
7.50%, 02/01/23	0	(c)	16
7.50%, 06/01/23	0	(c)	61
7.50%, 03/01/24	0	(c)	100

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 04/01/24	$0	(c)	$232
7.50%, 04/01/24	3		2,963
7.50%, 05/01/24	0	(c)	293
7.50%, 06/01/24	0	(c)	56
7.50%, 07/01/24	1		660
7.50%, 08/01/24	0	(c)	298
7.50%, 09/01/24	0	(c)	92
7.50%, 09/01/25	0	(c)	247
7.50%, 10/01/25	0	(c)	392
7.50%, 11/01/25	1		524
7.50%, 12/01/25	0	(c)	527
7.50%, 05/01/26	0	(c)	137
7.50%, 07/01/26	0	(c)	18
7.50%, 08/01/26	0	(c)	201
7.50%, 01/01/27	0	(c)	30
7.50%, 04/01/27	0	(c)	463
7.50%, 07/01/27	1		587
7.50%, 09/01/27	0	(c)	95
7.50%, 11/01/27	0	(c)	192
7.50%, 01/01/28	0	(c)	232
7.50%, 07/01/29	1		1,058
7.50%, 08/01/29	4		4,412
7.50%, 08/01/29	0	(c)	64
7.50%, 09/01/29	2		1,739
7.50%, 09/01/29	0	(c)	385
7.50%, 10/01/29	0	(c)	123
7.50%, 05/01/30	0	(c)	200
7.50%, 06/01/30	1		598
7.50%, 06/01/30	0	(c)	153
7.50%, 12/01/30	0	(c)	109
7.50%, 12/01/30	3		2,561
7.50%, 01/01/31	0	(c)	263
7.50%, 03/01/31	0	(c)	26
7.50%, 05/01/31	6		6,670
7.50%, 05/01/31	0	(c)	539
7.50%, 06/01/31	0	(c)	450
7.50%, 06/01/31	1		572
7.50%, 07/01/32	0	(c)	190
7.50%, 10/01/32	0	(c)	244
7.50%, 03/01/33	2		2,698
7.50%, 06/01/33	0	(c)	372
7.50%, 12/01/37	0	(c)	403
8.00%, 02/01/22	0	(c)	1
8.00%, 04/01/22	0	(c)	3
8.00%, 11/01/22	0	(c)	3
8.00%, 02/01/23	0	(c)	137
8.00%, 10/01/23	0	(c)	162
8.00%, 07/01/24	0	(c)	59
8.00%, 09/01/24	0	(c)	101
8.00%, 08/01/25	0	(c)	68
8.00%, 08/01/25	1		596
8.00%, 10/01/25	0	(c)	294
8.00%, 12/01/25	0	(c)	75
8.00%, 01/01/26	0	(c)	357
8.00%, 09/01/26	1		1,056
8.00%, 07/01/27	1		868
8.00%, 08/01/27	0	(c)	170
8.00%, 06/01/28	0	(c)	324
8.00%, 07/01/29	0	(c)	425
8.00%, 08/01/29	3		2,112

Security	Par/ Shares (000)		Value

Mortgage-Backed Securities (continued)
8.00%, 04/01/30	$0	(c)	126
8.00%, 06/01/30	0	(c)	332
8.00%, 10/01/30	0	(c)	255
8.00%, 09/01/31	3		3,094
8.00%, 04/01/32	0	(c)	346
8.50%, 10/01/22	0	(c)	9
8.50%, 06/01/25	0	(c)	59
8.50%, 09/01/25	0	(c)	48
8.50%, 12/01/25	0	(c)	124
8.50%, 12/01/26	1		544
8.50%, 03/01/27	3		3,172
8.50%, 02/01/28	1		993
8.50%, 08/01/29	0	(c)	269
8.50%, 04/01/30	1		1,147
8.50%, 05/01/32	3		3,297
9.00%, 07/01/22	0	(c)	1
9.00%, 11/01/26	0	(c)	19
9.00%, 06/01/27	0	(c)	376
9.00%, 09/01/30	0	(c)	396
9.00%, 10/01/30	0	(c)	103

			25,276,278,975

Total U.S. Government Agency Obligations — 101.4% (Cost: $24,868,186,976)			25,276,278,975

Short-Term Investments

Money Market Funds — 19.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	4,921,596		4,924,056,369
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	100		100,000

			4,924,156,369

Total Short-Term Investments — 19.8% (Cost: $4,922,979,173)			4,924,156,369

Total Investments Before TBA Sales Commitments — 121.2% (Cost: $29,791,166,149)			30,200,435,344

TBA Sales Commitments(a)

Mortgage-Backed Securities — (2.2)%
Government National Mortgage Association, 2.50%, 09/21/51	$(25,000)		(25,925,781)
Uniform Mortgage-Backed Securities
1.50%, 09/16/36	(8,875)		(9,017,016)
1.50%, 09/14/51	(143,550)		(141,077,127)
2.00%, 09/14/51	(220,835)		(223,862,856)
2.50%, 09/14/51	(129,355)		(134,347,295)
3.00%, 09/14/51	(6,125)		(6,407,085)
3.50%, 09/14/51	(100)		(105,789)

116	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 09/14/51	(2,510)	$(2,714,084)

		(543,457,033)

Total TBA Sales Commitments — (2.2)% (Proceeds: $(543,665,398))		(543,457,033)

Total Investments, Net of TBA Sales Commitments — 119.0% (Cost: $29,247,500,751)		29,656,978,311

Other Assets, Less Liabilities — (19.0)%		(4,739,953,914)

Net Assets — 100.0%		$24,917,024,397

(a)	Represents or includes a TBA transaction.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Rounds to less than 1,000.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security represents an investment of TBA cash collateral.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,058,221,240	$—		$(133,727,950	)(a)	$(245,514)	$(191,407)	$4,924,056,369	4,921,596	$2,461,836	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0	(a)	—		—	—	100,000	100	5	—

						$(245,514)	$(191,407)	$4,924,156,369		$2,461,841	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Agency Obligations	$—	$25,276,278,975	$—	$25,276,278,975
Money Market Funds	4,924,156,369	—	—	4,924,156,369

	4,924,156,369	25,276,278,975	—	30,200,435,344

Liabilities
TBA Sales Commitments	—	(543,457,033)	—	(543,457,033)

	$4,924,156,369	$24,732,821,942	$—	$29,656,978,311

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	117

Statements of Assets and Liabilities (unaudited)

August 31, 2021

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$892,415,949	$294,009,307	$2,412,670,148	$25,276,278,975
Affiliated(c)	2,470,000	8,930,975	125,668,475	4,924,156,369
Cash	8,981	16,769	420,748	804,017
Cash pledged:
Collateral — TBA commitments	—	—	—	1,027,000
Receivables:
Investments sold	—	3,792,596	31,060,362	195,580,928
Securities lending income — Affiliated	—	432	6,975	—
TBA sales commitments	—	—	—	543,665,398
Capital shares sold	50,325	2,180,363	319,166	46,495,203
Dividends	56	9	13	376,419
Interest	6,256,048	1,502,872	11,625,751	51,395,608

Total assets	901,201,359	310,433,323	2,581,771,638	31,039,779,917

LIABILITIES
Cash received:
Collateral — TBA commitments	—	—	—	601,000
Collateral on securities loaned, at value	—	7,904,975	120,840,475	—
TBA sales commitments, at value(d)	—	—	—	543,457,033
Payables:
Investments purchased	2,250,273	6,166,305	25,067,276	5,577,773,850
Investment advisory fees	139,860	41,961	410,873	923,637

Total liabilities	2,390,133	14,113,241	146,318,624	6,122,755,520

NET ASSETS	$898,811,226	$296,320,082	$2,435,453,014	$24,917,024,397

NET ASSETS CONSIST OF:
Paid-in capital	$885,914,622	$298,101,310	$2,362,239,107	$24,641,775,009
Accumulated earnings (loss)	12,896,604	(1,781,228)	73,213,907	275,249,388

NET ASSETS	$898,811,226	$296,320,082	$2,435,453,014	$24,917,024,397

Shares outstanding	7,550,000	2,400,000	21,000,000	229,400,000

Net asset value	$119.05	$123.47	$115.97	$108.62

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$7,734,216	$117,950,530	$—
(b) Investments, at cost — Unaffiliated	$884,617,368	$292,059,117	$2,350,192,743	$24,868,186,976
(c) Investments, at cost — Affiliated	$2,470,000	$8,930,975	$125,668,475	$4,922,979,172
(d) Proceeds from TBA sales commitments	$—	$—	$—	$543,665,398

See notes to financial statements.

118	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2021

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

INVESTMENT INCOME
Dividends — Affiliated	$685	$58	$339	$2,461,841
Interest — Unaffiliated	3,505,715	1,956,831	19,400,357	134,424,292
Securities lending income — Affiliated — net	4,154	5,479	58,003	—
Other income — Unaffiliated	—	211	140	—

Total investment income	3,510,554	1,962,579	19,458,839	136,886,133

EXPENSES
Investment advisory fees	813,547	269,270	2,382,947	7,212,254
Miscellaneous	173	173	173	173

Total expenses	813,720	269,443	2,383,120	7,212,427

Less:
Investment advisory fees waived	—	—	—	(1,447,013)

Total expenses after fees waived	813,720	269,443	2,383,120	5,765,414

Net investment income	2,696,834	1,693,136	17,075,719	131,120,719

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	1,666,200	(288,427)	3,693,974	(31,636,757)
Investments — Affiliated	—	—	—	(245,514)
In-kind redemptions — Unaffiliated	1,110,833	(2,528,564)	4,740,847	—

Net realized gain (loss)	2,777,033	(2,816,991)	8,434,821	(31,882,271)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	873,403	4,409,570	(8,767,486)	(61,383,731)
Investments — Affiliated	—	—	—	(191,407)

Net change in unrealized appreciation (depreciation)	873,403	4,409,570	(8,767,486)	(61,575,138)

Net realized and unrealized gain (loss)	3,650,436	1,592,579	(332,665)	(93,457,409)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,347,270	$3,285,715	$16,743,054	$37,663,310

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	119

Statements of Changes in Net Assets

	iShares Agency Bond ETF		iShares Government/Credit Bond ETF

	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,696,834	$8,391,795	$1,693,136	$3,365,270
Net realized gain (loss)	2,777,033	17,830,163	(2,816,991)	5,624,515
Net change in unrealized appreciation (depreciation)	873,403	(15,071,308)	4,409,570	(13,523,081)

Net increase (decrease) in net assets resulting from operations	6,347,270	11,150,650	3,285,715	(4,533,296)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,756,537)	(18,524,889)	(1,596,667)	(3,375,370)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	107,183,445	200,663,834	14,128,800	61,472,881

NET ASSETS
Total increase in net assets	110,774,178	193,289,595	15,817,848	53,564,215
Beginning of period	788,037,048	594,747,453	280,502,234	226,938,019

End of period	$898,811,226	$788,037,048	$296,320,082	$280,502,234

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

120	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Intermediate Government/Credit Bond ETF		iShares MBS ETF

	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,075,719	$39,382,059	$131,120,719	$369,414,140
Net realized gain (loss)	8,434,821	29,492,222	(31,882,271)	151,803,496
Net change in unrealized appreciation (depreciation)	(8,767,486)	(25,796,803)	(61,575,138)	(210,024,594)

Net increase in net assets resulting from operations	16,743,054	43,077,478	37,663,310	311,193,042

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(17,310,699)	(40,483,694)	(203,432,578)	(407,911,495)
Return of capital	—	—	—	(56,468,256)

Decrease in net assets resulting from distributions to shareholders	(17,310,699)	(40,483,694)	(203,432,578)	(464,379,751)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	121,621,327	125,634,719	(1,397,796,372)	2,796,689,677

NET ASSETS
Total increase (decrease) in net assets	121,053,682	128,228,503	(1,563,565,640)	2,643,502,968
Beginning of period	2,314,399,332	2,186,170,829	26,480,590,037	23,837,087,069

End of period	$2,435,453,014	$2,314,399,332	$24,917,024,397	$26,480,590,037

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	121

Financial Highlights

(For a share outstanding throughout each period)

	iShares Agency Bond ETF

	Six Months Ended 08/31/21 (unaudited)		Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of period	$118.50		$118.95	$112.08	$111.42	$113.11	$114.67

Net investment income(a)	0.40		1.25	2.61	2.57	1.83	1.50
Net realized and unrealized gain (loss)(b)	0.56		0.87	6.89	0.57	(1.70)	(1.34)

Net increase from investment operations	0.96		2.12	9.50	3.14	0.13	0.16

Distributions(c)
From net investment income		(0.41)	(2.11)	(2.63)	(2.48)	(1.82)	(1.51)
From net realized gain	—		(0.46)	—	—	—	(0.21)

Total distributions		(0.41)	(2.57)	(2.63)	(2.48)	(1.82)	(1.72)

Net asset value, end of period	$119.05		$118.50	$118.95	$112.08	$111.42	$113.11

Total Return(d)
Based on net asset value	0.83	%(e)	1.77%	8.57%	2.86%	0.10%	0.14%

Ratios to Average Net Assets
Total expenses	0.20	%(f)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.66	%(f)	1.04%	2.27%	2.31%	1.62%	1.31%

Supplemental Data
Net assets, end of period (000)	$898,811		$788,037	$594,747	$627,634	$445,697	$616,435

Portfolio turnover rate(g)	75	%(e)	158%	72%	69%	78%	71%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

122	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF

	Six Months Ended 08/31/21 (unaudited)		Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of period	$121.96		$122.67	$111.23	$111.13	$113.20	$113.77

Net investment income(a)	0.77		1.88	2.94	2.87	2.57	2.37
Net realized and unrealized gain (loss)(b)	1.47		(0.63)	11.59	0.13	(1.99)	(0.57)

Net increase from investment operations	2.24		1.25	14.53	3.00	0.58	1.80

Distributions(c)
From net investment income		(0.73)	(1.96)	(3.09)	(2.90)	(2.65)	(2.37)

Total distributions		(0.73)	(1.96)	(3.09)	(2.90)	(2.65)	(2.37)

Net asset value, end of period	$123.47		$121.96	$122.67	$111.23	$111.13	$113.20

Total Return(d)
Based on net asset value	1.87	%(e)	0.99%	13.24%	2.76%	0.48%	1.57%

Ratios to Average Net Assets
Total expenses	0.20	%(f)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.26	%(f)	1.51%	2.52%	2.60%	2.26%	2.06%

Supplemental Data
Net assets, end of period (000)	$296,320		$280,502	$226,938	$100,108	$144,464	$152,823

Portfolio turnover rate(g)	12	%(e)	24%	16%	24%	17%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	123

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF

	Six Months Ended 08/31/21 (unaudited)		Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of period	$116.01		$115.67	$108.94	$108.09	$110.32	$111.23

Net investment income(a)	0.83		2.04	2.57	2.41	2.10	1.97
Net realized and unrealized gain (loss)(b)		(0.02)	0.41	6.73	0.82	(2.22)	(0.94)

Net increase (decrease) from investment operations	0.81		2.45	9.30	3.23	(0.12)	1.03

Distributions(c)
From net investment income		(0.85)	(2.11)	(2.57)	(2.38)	(2.11)	(1.94)

Total distributions		(0.85)	(2.11)	(2.57)	(2.38)	(2.11)	(1.94)

Net asset value, end of period	$115.97		$116.01	$115.67	$108.94	$108.09	$110.32

Total Return(d)
Based on net asset value	0.72	%(e)	2.11%	8.63%	3.04%	(0.14)%	0.94%

Ratios to Average Net Assets
Total expenses	0.20	%(f)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.43	%(f)	1.75%	2.29%	2.24%	1.90%	1.77%

Supplemental Data
Net assets, end of period (000)	$2,435,453		$2,314,399	$2,186,171	$2,206,040	$1,902,403	$2,322,324

Portfolio turnover rate(g)	12	%(e)	26%	19%	21%	19%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MBS ETF

	Six Months Ended 08/31/21 (unaudited)		Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of period	$109.29		$109.75	$105.07	$104.27	$106.68	$109.39

Net investment income(a)	0.55		1.77	2.92	3.04	2.26	1.65
Net realized and unrealized gain (loss)(b)		(0.37)	0.02	4.71	0.56	(2.24)	(1.61)

Net increase from investment operations	0.18		1.79	7.63	3.60	0.02	0.04

Distributions(c)
From net investment income		(0.85)	(1.98)	(2.95)	(2.80)	(2.39)	(1.90)
From net realized gain	—		—	—	—	—	(0.85)
Return of capital	—		(0.27)	—	—	(0.04)	—

Total distributions		(0.85)	(2.25)	(2.95)	(2.80)	(2.43)	(2.75)

Net asset value, end of period	$108.62		$109.29	$109.75	$105.07	$104.27	$106.68

Total Return(d)
Based on net asset value	0.19	%(e)	1.62%	7.35%	3.53%	(0.01)%	0.03%

Ratios to Average Net Assets
Total expenses	0.06	%(f)	0.06%	0.07%	0.09%	0.14%	0.25%

Total expenses after fees waived	0.04	%(f)	0.05%	0.06%	0.08%	0.13%	0.25%

Net investment income	1.01	%(f)	1.60%	2.72%	2.93%	2.12%	1.52%

Supplemental Data
Net assets, end of period (000)	$24,917,024		$26,480,590	$23,837,087	$15,592,245	$11,876,376	$10,230,652

Portfolio turnover rate(g)(h)	165	%(e)	405%	253%	343%	745%	748%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	125

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Agency Bond	Diversified
Government/Credit Bond	Diversified
Intermediate Government/Credit Bond	Diversified
MBS	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls and TBA sale commitments ) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income

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Notes to Financial Statements (unaudited) (continued)

securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

N O T E S T O F I N A N C I A L S T A T E M E N T S	127

Notes to Financial Statements (unaudited) (continued)

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Government/Credit Bond
Citigroup Global Markets, Inc.	$28,894	$28,894		$—	$—
Goldman Sachs & Co. LLC	1,953,703	1,953,703		—	—
J.P. Morgan Securities LLC	5,735,041	5,735,041		—	—
Morgan Stanley	16,578	16,578		—	—

	$7,734,216	$7,734,216		$—	$—

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Intermediate Government/Credit Bond
Barclays Capital, Inc.	$24,932,517	$24,932,517		$—	$—
BofA Securities, Inc.	5,916,797	5,916,797		—	—
Citigroup Global Markets, Inc.	26,171,690	26,171,690		—	—
Deutsche Bank Securities, Inc.	10,669	10,669		—	—
Goldman Sachs & Co. LLC	5,604,912	5,604,912		—	—
J.P. Morgan Securities LLC	54,087,460	54,087,460		—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	522,576	522,576		—	—
Nomura Securities International, Inc.	201,748	201,748		—	—
RBC Capital Markets LLC	502,161	502,161		—	—

	$117,950,530	$117,950,530		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Agency Bond	0.20%
Government/Credit Bond	0.20
Intermediate Government/Credit Bond	0.20

For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. For the iShares MBS ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2024 in order to limit total annual operating expenses after fee waiver to 0.06% of average daily net assets.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

MBS	$1,447,013

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	129

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Agency Bond	$1,768
Government/Credit Bond	2,285
Intermediate Government/Credit Bond	23,581

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Agency Bond	$19,444,274	$29,660,777	$231,599
Government/Credit Bond	—	430,984	(13,744)
Intermediate Government/Credit Bond	486,611	576,730	15,572

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2021, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

Agency Bond	$828,264,655	$584,127,427	$46,036,961	$9,990,067
Government/Credit Bond	24,282,502	19,300,202	16,725,849	13,306,801
Intermediate Government/Credit Bond	207,558,341	186,796,014	79,609,332	102,983,585
MBS	42,165,159,795	43,888,104,858	—	—

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Notes to Financial Statements (unaudited) (continued)

For the six months ended August 31, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Agency Bond	$46,347,005	$218,539,120
Government/Credit Bond	294,461,444	288,160,500
Intermediate Government/Credit Bond	291,647,014	171,416,813
MBS	453,262,157	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Government/Credit Bond	$1,235,826
Intermediate Government/Credit Bond	56,976
MBS	26,952,373

As of August 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Agency Bond	$887,234,474	$8,645,913	$(994,438)	$7,651,475
Government/Credit Bond	301,020,373	3,002,319	(1,082,410)	1,919,909
Intermediate Government/Credit Bond	2,476,198,668	68,931,991	(6,792,036)	62,139,955
MBS	29,817,998,028	469,884,673	(87,238,992)	382,645,681

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits

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Notes to Financial Statements (unaudited) (continued)

supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/21		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

Agency Bond
Shares sold	4,000,000	$473,142,215	4,550,000	$546,940,268
Shares redeemed	(3,100,000)	(365,958,770)	(2,900,000)	(346,276,434)

Net increase	900,000	$107,183,445	1,650,000	$200,663,834

Government/Credit Bond
Shares sold	2,500,000	$303,346,862	3,500,000	$437,454,832
Shares redeemed	(2,400,000)	(289,218,062)	(3,050,000)	(375,981,951)

Net increase	100,000	$14,128,800	450,000	$61,472,881

Intermediate Government/Credit Bond
Shares sold	2,550,000	$294,451,732	5,700,000	$664,978,687
Shares redeemed	(1,500,000)	(172,830,405)	(4,650,000)	(539,343,968)

Net increase	1,050,000	$121,621,327	1,050,000	$125,634,719

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 08/31/21		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

MBS
Shares sold	4,600,000	$501,932,703	65,500,000	$7,226,859,745
Shares redeemed	(17,500,000)	(1,899,729,075)	(40,400,000)	(4,430,170,068)

Net increase (decrease)	(12,900,000)	$(1,397,796,372)	25,100,000	$2,796,689,677

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Agency Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

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Board Review and Approval of Investment Advisory Contract  (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Government/Credit Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service

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Board Review and Approval of Investment Advisory Contract  (continued)

providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Intermediate Government/Credit Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to

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evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares MBS ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

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After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and

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Board Review and Approval of Investment Advisory Contract  (continued)

the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

Government/Credit Bond	$0.732427	$—	$—	$0.732427	100%	—%	—%		100%
Intermediate Government/Credit Bond(a)	0.846996	—	0.002997	0.849993	100	—	0	(b)	100
MBS(a)	0.444546	—	0.404961	0.849507	52	—	48		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

142	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	143

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

144	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-205-0821

AUGUST 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca

•	iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2023 and reducing bond purchasing beginning in late 2022.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term credit, but inflation-protected U.S. Treasuries and Asian fixed income offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	19.52%	31.17%

U.S. small cap equities (Russell 2000® Index)	3.81	47.08

International equities (MSCI Europe, Australasia, Far East Index)	10.31	26.12

Emerging market equities (MSCI Emerging Markets Index)	(0.98)	21.12

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.36	(4.12)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.49	(0.08)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.50	3.44

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.82	10.14

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF

Investment Objective

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	3.41%	8.14%	5.47%	5.85%	8.14%	30.52%	76.60%
Fund Market	3.98	8.30	5.47	5.68	8.30	30.52	73.80
Index	3.59	8.62	5.87	6.27	8.62	33.01	83.67

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,034.10	$ 2.46		$ 1,000.00	$ 1,022.80	$ 2.45		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Baa	3.5%
Ba	49.9
B	35.0
Caa	10.3
Ca	0.2
Not Rated	1.1

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

0-1 Year	0.2%
1-5 Years	36.1
5-10 Years	60.4
10-15 Years	2.5
More than 20 Years	0.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Investment Objective

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	3.39%	2.53%	5.06%	5.40%	2.53%	27.98%	69.21%
Fund Market	3.48	2.20	5.01	5.38	2.20	27.70	68.84
Index	3.96	2.66	5.18	5.57	2.66	28.73	71.90

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,033.90	$ 0.72		$ 1,000.00	$ 1,024.50	$ 0.71		0.14%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	1.7%
Aa	7.2
A	41.1
Baa	47.3
Ba	2.0
Not Rated	0.7

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

1-5 Years	19.8%
5-10 Years	34.1
10-15 Years	6.0
15-20 Years	9.7
More than 20 Years	30.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 06/01/24)(a)	$17,541	$18,154,935
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	16,377	17,073,023
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(a)	8,906	8,883,753
3.75%, 02/15/28 (Call 02/15/23)(b)	9,876	10,126,604
4.00%, 02/15/30 (Call 02/15/25)(b)	8,314	8,576,043
4.88%, 01/15/29 (Call 01/15/24)	5,613	5,994,340
Midas OpCo Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	9,965	10,201,669
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	7,728	7,747,320
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	8,985	9,111,630
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	10,645	10,961,667
6.25%, 06/15/25 (Call 06/15/22)(a)(b)	6,842	7,263,751
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)(b)	17,628	18,807,313

		132,902,048

Aerospace & Defense — 2.4%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	8,770	8,815,779
6.13%, 01/15/23(a)	18,086	19,358,350
7.13%, 06/15/26 (Call 06/15/23)(a)(b)	19,878	21,002,262
7.50%, 12/01/24 (Call 12/01/21)(a)(b)	15,583	16,253,225
7.50%, 03/15/25 (Call 03/15/22)(a)(b)	23,616	24,280,436
7.88%, 04/15/27 (Call 04/15/22)(a)(b)	31,669	33,203,363
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	21,938	24,110,520
6.88%, 05/01/25 (Call 04/01/25)	18,281	21,583,097
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	15,827	16,088,145
5.75%, 10/15/27 (Call 07/15/27)(a)	17,287	18,958,653
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	11,268	11,025,738
5.50%, 01/15/25 (Call 10/15/22)(a)	8,748	9,175,996
7.50%, 04/15/25 (Call 04/15/22)(a)(b)	22,854	24,247,571
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(a)	20,476	20,220,050
4.88%, 05/01/29 (Call 05/01/24)(a)	12,409	12,342,812
5.50%, 11/15/27 (Call 11/15/22)(b)	45,397	46,428,420
6.25%, 03/15/26 (Call 03/15/22)(a)	71,406	74,976,300
6.38%, 06/15/26 (Call 06/15/22)(b)	14,377	14,927,639
7.50%, 03/15/27 (Call 03/15/22)	8,777	9,281,677
8.00%, 12/15/25 (Call 04/08/22)(a)	19,326	20,678,820
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/22)(b)	8,900	9,400,625
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/21)(a)(b)	10,324	10,426,208
7.75%, 08/15/25 (Call 08/15/22)(b)	8,428	8,433,448
8.88%, 06/01/24 (Call 02/01/23)(a)(b)	8,110	8,941,529

		484,160,663

Agriculture — 0.1%
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	14,417	14,669,297
10.50%, 11/01/26 (Call 11/01/21)(a)	8,764	9,294,485

		23,963,782

Security	Par (000)	Value

Airlines — 1.7%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	$6,594	$6,635,213
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	7,486	6,685,934
American Airlines Inc., 11.75%, 07/15/25(a)	42,152	52,331,708
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	58,012	61,196,377
5.75%, 04/20/29(a)	49,615	53,472,566
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	12,717	12,931,123
3.75%, 10/28/29 (Call 07/28/29)(b)	9,527	9,657,996
3.80%, 04/19/23 (Call 03/19/23)(b)	7,095	7,366,384
4.38%, 04/19/28 (Call 01/19/28)(b)	8,536	9,102,534
7.38%, 01/15/26 (Call 12/15/25)(b)	19,817	23,284,975
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	20,322	21,401,708
United Airlines Holdings Inc., 4.25%, 10/01/22	4,501	4,609,345
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)(b)	33,871	35,124,711
4.63%, 04/15/29 (Call 10/15/25)(a)	34,111	35,390,163

		339,190,737

Apparel — 0.3%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	15,715	16,671,258
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	14,007	15,274,633
5.38%, 05/15/25 (Call 05/15/22)(a)(b)	11,509	12,083,357
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	8,491	8,928,523
5.63%, 03/15/27 (Call 03/15/22)(a)(b)	8,503	8,902,254

		61,860,025

Auto Manufacturers — 3.2%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	17,356	17,379,430
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	7,609	7,979,178
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	6,772	7,457,552
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	19,500	21,742,695
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	19,922	21,483,387
8.50%, 04/21/23	48,345	53,451,441
9.00%, 04/22/25 (Call 03/22/25)	48,033	58,681,916
9.63%, 04/22/30 (Call 01/22/30)	14,370	20,480,555
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	9,995	9,992,501
2.98%, 08/03/22 (Call 07/03/22)	4,635	4,708,065
3.09%, 01/09/23	19,188	19,547,775
3.10%, 05/04/23	12,079	12,347,154
3.35%, 11/01/22	14,653	14,964,376
3.37%, 11/17/23(b)	12,716	13,130,203
3.38%, 11/13/25 (Call 10/13/25)(b)	28,356	29,426,439
3.55%, 10/07/22(b)	1,854	1,898,562
3.63%, 06/17/31 (Call 03/17/31)	12,639	13,018,170
3.66%, 09/08/24	9,906	10,342,174
3.81%, 01/09/24 (Call 11/09/23)(b)	10,349	10,756,060
3.82%, 11/02/27 (Call 08/02/27)(b)	10,207	10,742,357
4.00%, 11/13/30 (Call 08/13/30)(b)	22,310	23,537,050
4.06%, 11/01/24 (Call 10/01/24)	20,340	21,501,754
4.13%, 08/04/25(b)	18,837	20,095,129
4.13%, 08/17/27 (Call 06/17/27)	16,703	17,872,210
4.14%, 02/15/23 (Call 01/15/23)	10,512	10,882,851

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.25%, 09/20/22	$8,428	$8,687,715
4.27%, 01/09/27 (Call 11/09/26)	12,539	13,459,292
4.38%, 08/06/23(b)	13,390	14,011,296
4.39%, 01/08/26	16,458	17,651,205
4.54%, 08/01/26 (Call 06/01/26)	10,813	11,786,448
4.69%, 06/09/25 (Call 04/09/25)	7,767	8,405,680
5.11%, 05/03/29 (Call 02/03/29)	21,099	23,841,870
5.13%, 06/16/25 (Call 05/16/25)	23,985	26,337,041
5.58%, 03/18/24 (Call 02/18/24)	20,016	21,693,563
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	7,015	6,890,063
5.50%, 07/15/29 (Call 07/15/24)(a)	10,017	9,899,801
5.63%, 02/01/23 (Call 10/01/21)(a)(b)	7,038	7,063,180
5.88%, 01/15/28 (Call 01/15/24)(a)	9,868	10,148,745
7.75%, 10/15/25 (Call 10/15/22)(a)	13,293	14,470,095

		647,764,978

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/22)(a)(b)	12,764	13,114,948
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)(b)	10,240	11,153,468
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	6,000	6,075,000
6.25%, 04/01/25 (Call 04/01/22)(b)	9,007	9,306,933
6.25%, 03/15/26 (Call 03/15/22)(b)	4,308	4,447,674
6.50%, 04/01/27 (Call 04/01/22)(b)	10,586	11,133,329
6.88%, 07/01/28 (Call 07/01/23)(b)	6,059	6,531,379
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)(b)	8,328	8,839,941
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(a)(b)	16,501	17,422,871
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	32,785	35,095,641
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/22)(a)	2,641	2,727,163
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	8,335	8,683,998
5.38%, 11/15/27 (Call 11/15/22)(b)	5,667	5,996,367
5.63%, 06/15/28 (Call 06/15/23)(b)	5,192	5,568,005
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	10,314	11,066,422
5.00%, 05/31/26 (Call 05/31/22)(b)	13,690	14,084,443
5.00%, 07/15/29 (Call 04/15/29)(a)(b)	15,375	16,281,356
5.25%, 04/30/31 (Call 01/30/31)(b)	8,750	9,369,231
5.25%, 07/15/31 (Call 04/15/31)(a)(b)	11,342	12,149,125
5.63%, 04/30/33 (Call 01/30/33)(b)	7,987	8,660,352
9.50%, 05/31/25 (Call 05/31/22)(b)	14,213	15,749,425
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/22)(b)	6,913	6,909,336
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	14,600	15,146,040
7.88%, 01/15/29 (Call 01/15/24)(a)	7,461	8,422,465
ZF North America Capital Inc., 4.75%, 04/29/25(a)(b)	16,994	18,553,974

		282,488,886

Banks — 1.6%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(b)(c)	7,550	7,939,904
4.75%, 02/16/24 (Call 11/16/23)(b)	7,322	7,909,179
5.00%, 08/15/22(b)	13,693	14,253,728
5.00%, 08/01/23(b)	11,334	12,212,385
5.25%, 03/07/25 (Call 12/07/24)(b)	6,512	7,334,100
6.13%, 03/09/28(b)	7,610	9,329,099
Commerzbank AG, 8.13%, 09/19/23(a)(b)	16,288	18,414,040

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(b)(c)	$24,026	$24,911,639
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 01/14/31)(c)	22,365	23,069,153
4.88%, 12/01/32 (Call 12/01/27)(c)	15,209	16,683,624
5.88%, 07/08/31 (Call 04/08/30)(b)(c)	9,002	10,589,170
Fifth Third Bancorp., Series H, 5.10%, (Call 06/30/23)(b)(c)(d)	10,589	10,974,028
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)	11,040	10,620,480
7.63%, 05/01/26 (Call 05/01/23)(a)(b)	10,594	10,621,333
8.13%, 11/15/24 (Call 11/15/21)(a)(b)	6,917	7,040,489
8.25%, 04/15/25 (Call 04/15/22)(a)	10,642	10,873,155
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)(b)	11,740	12,062,683
5.02%, 06/26/24(a)(b)	34,903	37,867,123
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)(c)	26,171	28,970,538
5.86%, 06/19/32 (Call 06/19/27)(a)(c)	15,120	16,851,843
7.30%, 04/02/34 (Call 04/02/29)(a)(c)	21,122	25,632,869

		324,160,562

Building Materials — 0.9%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)	17,988	18,490,464
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	8,747	9,359,290
6.75%, 06/01/27 (Call 06/01/22)(a)(b)	14,077	15,027,198
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)(b)	18,449	19,568,282
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/21)(a)(b)	8,012	8,161,708
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	7,985	8,386,646
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	19,871	21,063,260
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	19,504	18,748,220
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	17,839	18,398,847
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	14,384	14,991,724
5.00%, 02/15/27 (Call 02/15/22)(a)(b)	14,778	15,276,757
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	12,663	13,418,751

		180,891,147

Chemicals — 1.4%
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	11,917	11,685,631
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	7,342	7,711,088
CF Industries Inc., 3.45%, 06/01/23	12,140	12,760,415
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)	10,700	10,625,314
5.38%, 05/15/27 (Call 02/15/27)(b)	7,398	8,009,568
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	13,697	14,506,835
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	10,288	11,227,740
5.25%, 12/15/29 (Call 09/15/29)(b)	13,539	14,771,049
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)	11,252	11,347,642
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	17,237	18,228,127
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	6,413	6,834,501
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	16,611	17,753,006

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	$10,662	$11,448,031
5.13%, 09/15/27 (Call 03/15/22)(b)	9,486	9,887,785
5.63%, 08/01/29 (Call 08/01/24)(b)	11,766	13,004,313
9.50%, 06/01/25 (Call 03/01/25)(a)(b)	5,949	7,462,426
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	19,502	19,595,610
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	11,477	11,287,056
Tronox Inc.
4.63%, 03/15/29 (Call 03/15/24)(a)	18,406	18,714,796
6.50%, 05/01/25 (Call 05/01/22)(a)	9,196	9,712,493
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)(b)	8,894	8,856,868
4.25%, 02/15/30 (Call 02/15/25)(a)	9,618	10,002,720
WR Grace & Co-Conn, 4.88%, 06/15/27 (Call 06/12/23)(a)(b)	10,383	10,791,052
WR Grace Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	5,670	5,903,887

		282,127,953

Commercial Services — 3.7%
ADT Security Corp. (The)
4.13%, 06/15/23	8,766	9,207,953
4.13%, 08/01/29 (Call 08/01/28)(a)	17,644	17,632,972
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	15,677	15,677,000
6.63%, 07/15/26 (Call 07/15/22)(a)(b)	32,281	34,555,196
9.75%, 07/15/27 (Call 07/15/22)(a)(b)	17,714	19,374,687
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/28 (Call 06/01/24)(a)(b)	20,871	20,958,919
4.63%, 06/01/28 (Call 06/01/24)(a)	12,630	12,645,787
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)	14,481	14,517,202
6.75%, 02/15/27 (Call 02/15/23)(a)(b)	8,388	8,978,029
7.63%, 09/01/23 (Call 09/01/21)(b)	4,459	4,541,139
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)	7,182	7,412,126
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	10,695	11,240,688
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	7,739	8,078,963
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)(b)	8,986	9,438,265
5.50%, 07/15/25 (Call 06/18/22)(a)(b)	6,372	6,706,389
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)(b)	8,675	8,696,688
6.00%, 06/01/29 (Call 06/01/24)(a)	9,133	8,836,178
9.50%, 11/01/27 (Call 11/01/22)(a)(b)	10,098	10,996,621
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	9,573	9,868,327
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	16,524	17,290,714
4.50%, 07/01/28 (Call 07/01/23)(a)	10,869	11,521,635
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)(b)	21,791	22,972,072
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/05/22)(a)	7,858	8,248,372
5.00%, 06/15/28 (Call 06/15/23)(a)(b)	15,678	16,893,045
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	17,760	18,048,600
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	20,848	19,916,789

Security	Par (000)	Value

Commercial Services (continued)
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 02/01/22)(a)(b)	$7,887	$8,084,175
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(a)	10,767	10,686,248
4.75%, 07/15/31 (Call 07/15/26)(a)	12,100	11,948,750
5.63%, 10/01/28 (Call 10/01/23)(a)	15,065	15,837,081
5.88%, 10/01/30 (Call 10/01/25)(a)	12,141	13,015,152
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	17,372	16,780,310
5.25%, 04/15/24(a)(b)	12,345	13,148,125
5.75%, 04/15/26(a)	23,253	25,199,567
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	21,312	22,126,474
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	13,892	14,783,693
9.25%, 04/15/25 (Call 03/16/25)(a)	13,281	15,332,914
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	14,529	14,608,365
4.00%, 05/15/31 (Call 05/15/26)	15,602	16,166,273
4.63%, 12/15/27 (Call 12/15/22)(b)	10,853	11,475,148
5.13%, 06/01/29 (Call 06/01/24)(b)	9,427	10,255,928
Square Inc.
2.75%, 06/01/26 (Call 05/01/26)(a)	14,252	14,661,745
3.50%, 06/01/31 (Call 03/01/31)(a)	16,014	16,654,560
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	3,275	3,344,065
3.88%, 02/15/31 (Call 08/15/25)(b)	19,355	20,051,780
4.00%, 07/15/30 (Call 07/15/25)	13,069	13,710,164
4.88%, 01/15/28 (Call 01/15/23)(b)	28,175	29,865,500
5.25%, 01/15/30 (Call 01/15/25)(b)	13,197	14,489,918
5.50%, 05/15/27 (Call 05/15/22)(b)	17,477	18,434,914
5.88%, 09/15/26 (Call 09/15/21)(b)	15,995	16,510,799
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/22)(a)	19,440	20,509,200

		741,935,204

Computers — 1.6%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	25,605	26,870,586
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)(b)	3,310	3,415,003
4.00%, 07/01/29 (Call 07/01/24)(a)(b)	10,334	10,747,501
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 06/15/22)(a)(b)	25,900	26,482,750
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/22)(b)	5,969	6,106,138
9.38%, 07/15/25 (Call 07/15/22)(a)(b)	14,069	15,475,900
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	16,086	16,683,009
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/22)(a)(b)	14,921	11,190,750
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)(b)	9,350	9,701,560
5.13%, 04/15/29 (Call 04/15/24)(a)	20,818	21,610,906
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	9,428	9,905,057
5.75%, 09/01/27 (Call 09/01/22)(a)(b)	9,152	9,703,057
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	7,774	8,476,875
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(a)	8,958	8,800,787
3.38%, 07/15/31 (Call 01/15/26)(a)(b)	10,328	10,224,720
4.09%, 06/01/29 (Call 03/01/29)(a)	6,103	6,453,923
4.13%, 01/15/31 (Call 10/15/30)(a)	10,155	10,743,990

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.75%, 06/01/23	$8,359	$8,877,927
4.75%, 01/01/25(b)	7,411	8,162,846
4.88%, 03/01/24 (Call 01/01/24)	6,468	6,982,837
4.88%, 06/01/27 (Call 03/01/27)(b)	7,697	8,640,609
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)(b)	22,709	24,053,021
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	38,388	42,898,590

		312,208,342

Cosmetics & Personal Care — 0.2%
Avon Products Inc., 6.50%, 03/15/23	360	383,800
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	14,663	15,139,547
6.50%, 04/15/26 (Call 04/15/22)(a)(b)	9,488	9,784,500
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	8,158	8,272,212
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	12,667	13,379,519

		46,959,578

Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)	8,198	8,146,763
4.00%, 01/15/28 (Call 01/15/23)(a)	11,200	11,575,480
Avient Corp.
5.25%, 03/15/23(b)	7,462	7,955,283
5.75%, 05/15/25 (Call 05/15/22)(a)	12,867	13,581,118
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)(b)	21,604	21,694,737
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)(b)	11,108	10,597,032
9.00%, 11/15/26 (Call 11/15/22)(a)	15,802	15,053,380
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	8,280	6,737,160

		95,340,953

Diversified Financial Services — 2.8%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(c)	14,237	14,921,444
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(b)	19,724	22,569,976
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)(b)	13,541	14,740,345
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	8,290	8,497,250
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)	10,704	10,536,750
6.50%, 11/01/25 (Call 11/01/22)(a)(b)	8,134	8,305,069
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)	15,277	15,583,304
4.38%, 05/15/31 (Call 05/15/26)(a)	7,287	7,568,688
4.63%, 11/15/27 (Call 11/15/22)(a)	4,770	4,954,390
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)	6,788	6,752,024
6.50%, 05/01/28 (Call 05/01/24)(a)	17,363	18,169,685
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	12,491	12,804,399
5.50%, 08/15/28 (Call 08/15/23)(a)(b)	13,209	13,720,849
6.00%, 01/15/27 (Call 01/15/23)(a)	7,851	8,288,099
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	9,178	9,345,355
5.00%, 03/15/27 (Call 09/15/26)(b)	12,560	13,171,963
5.50%, 01/25/23(b)	17,252	18,127,898
5.88%, 10/25/24(b)	6,661	7,258,492
6.13%, 03/25/24	13,839	14,988,883

Security	Par (000)	Value

Diversified Financial Services (continued)
6.50%, 06/15/22(b)	$836	$869,626
6.75%, 06/25/25	8,646	9,672,095
6.75%, 06/15/26(b)	8,111	9,155,291
7.25%, 09/25/23	8,958	9,841,505
NFP Corp., 6.88%, 08/15/28 (Call 08/15/23)(a)(b)	30,634	31,438,142
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	11,865	12,017,367
3.88%, 09/15/28 (Call 09/15/24)	3,675	3,688,781
4.00%, 09/15/30 (Call 09/15/25)(b)	15,522	15,589,521
5.38%, 11/15/29 (Call 05/15/29)	13,125	14,348,119
5.63%, 03/15/23(b)	17,179	18,145,319
6.13%, 05/15/22	925	956,280
6.13%, 03/15/24 (Call 09/15/23)	18,599	20,040,422
6.63%, 01/15/28 (Call 07/15/27)(b)	11,524	13,324,625
6.88%, 03/15/25(b)	19,034	21,586,459
7.13%, 03/15/26(b)	25,382	29,669,020
8.88%, 06/01/25 (Call 06/01/22)	12,063	13,209,761
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	10,605	10,269,328
5.38%, 10/15/25 (Call 10/15/22)(a)(b)	11,951	12,385,718
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/09/23)(a)(b)	11,970	12,219,503
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	22,898	23,438,846
Rocket Mortgage LLC, 5.25%, 01/15/28 (Call 01/15/23)(a)(b)	15,203	16,039,165
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(a)	10,975	11,263,662
5.50%, 04/15/29 (Call 03/30/24)(a)	13,730	13,515,150

		552,988,568

Electric — 2.7%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	15,276	14,958,641
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	20,989	21,618,670
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	10,112	10,135,468
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	14,603	14,909,045
5.13%, 03/15/28 (Call 03/15/23)(a)	23,093	23,554,091
5.25%, 06/01/26 (Call 06/01/22)(a)(b)	13,753	14,168,404
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	16,759	17,010,217
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	12,975	13,736,633
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	6,742	7,225,739
4.35%, 04/15/29 (Call 01/15/29)(b)	7,996	8,806,928
Electricite de France SA
5.25%, (Call 01/29/23)(a)(b)(c)(d)	31,474	32,575,590
5.63%, (Call 01/22/24)(a)(b)(c)(d)	22,739	24,369,370
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(b)(c)	5,915	7,003,123
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	11,964	12,188,850
Series B, 2.25%, 09/01/30 (Call 06/01/30)(b)	8,784	8,701,557
Series B, 4.40%, 07/15/27 (Call 04/15/27)	23,175	26,013,937
Series B, 4.75%, 03/15/23 (Call 12/15/22)(b)	3,573	3,742,378
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(a)	7,581	7,997,114
4.35%, 01/15/25 (Call 10/15/24)(a)	8,271	9,106,738
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	9,284	9,864,482
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	11,003	11,608,440
4.25%, 09/15/24 (Call 07/15/24)(a)	983	1,037,276

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	$9,934	$10,730,950
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	8,298	8,349,863
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	19,462	19,680,948
3.88%, 02/15/32 (Call 02/15/27)(a)	9,250	9,379,038
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	11,311	12,280,353
5.75%, 01/15/28 (Call 01/15/23)(b)	12,587	13,472,614
6.63%, 01/15/27 (Call 07/15/22)(b)	13,575	14,054,808
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	15,545	15,428,413
5.25%, 07/01/30 (Call 06/15/25)(b)	17,066	16,836,725
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/22)(b)	9,560	4,158,600
6.63%, 01/15/28 (Call 01/15/23)(a)(b)	7,569	6,491,326
7.25%, 05/15/27 (Call 05/15/22)(a)(b)	12,751	11,029,615
7.63%, 06/01/28 (Call 06/01/23)(a)(b)	6,202	5,370,374
10.50%, 01/15/26 (Call 01/15/22)(a)	9,939	4,621,635
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	21,242	21,560,630
5.00%, 07/31/27 (Call 07/31/22)(a)(b)	20,516	21,361,553
5.50%, 09/01/26 (Call 09/01/21)(a)	15,923	16,397,505
5.63%, 02/15/27 (Call 02/15/22)(a)	24,296	25,269,176

		536,806,817

Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	12,783	12,834,643
4.75%, 06/15/28 (Call 07/01/23)(a)(b)	10,706	11,014,065
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)(b)	26,410	28,377,017
7.25%, 06/15/28 (Call 06/15/23)(a)(b)	23,094	25,598,314

		77,824,039

Electronics — 0.5%
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	32,935	34,087,725
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)(b)	16,626	17,208,741
4.88%, 10/15/23(a)(b)	9,488	10,150,119
5.00%, 10/01/25(a)(b)	13,062	14,575,647
5.63%, 11/01/24(a)(b)	7,056	7,860,188
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	13,953	14,002,300
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	6,117	6,576,932

		104,461,652

Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)(b)	7,171	7,390,728
4.75%, 01/15/30 (Call 01/15/25)(a)	12,804	13,480,051
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	11,405	12,317,400

		33,188,179

Engineering & Construction — 0.2%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	624	697,975
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/22)(a)(b)	15,973	16,135,925
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	7,471	7,844,315
4.25%, 09/15/28 (Call 06/15/28)(b)	10,550	11,060,356

		35,738,571

Entertainment — 2.8%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)(b)	8,082	8,672,211

Security	Par (000)	Value

Entertainment (continued)
AMC Entertainment Holdings Inc. (12.00% PIK), 12.00%, 06/15/26 (Call 06/15/23)(a)(e)	$1,904	$1,715,897
Bally’s Corp., 6.75%, 06/01/27 (Call 06/01/22)(a)(b)	173	187,273
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/22)(a)	53,457	56,501,376
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	31,545	34,906,120
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/21)(a)(b)	27,433	27,844,495
5.75%, 07/01/25 (Call 07/01/22)(a)(b)	14,907	15,652,350
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	7,613	7,804,720
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/22)(b)	6,344	6,401,237
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(b)	8,418	8,673,697
5.50%, 05/01/25 (Call 05/01/22)(a)(b)	17,812	18,583,527
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	9,073	9,477,202
5.50%, 04/01/27 (Call 04/01/22)(a)(b)	10,432	10,883,619
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	12,686	12,051,700
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	6,573	6,539,231
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)	13,727	14,239,017
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	13,092	14,008,986
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	10,917	12,445,380
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	17,303	19,276,407
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 03/23/24)(a)	17,911	18,256,086
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	8,862	8,859,785
4.75%, 10/15/27 (Call 10/15/22)(a)	15,238	15,500,856
4.88%, 11/01/24 (Call 11/01/21)(a)(b)	8,965	9,089,838
6.50%, 05/15/27 (Call 05/15/23)(a)(b)	20,023	22,077,450
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 10/15/21)(a)(b)	3,173	3,319,939
8.00%, 02/01/26 (Call 02/01/23)(a)	20,118	21,156,491
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)	9,100	9,330,533
5.88%, 09/01/31 (Call 09/01/26)(a)	7,750	7,943,750
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/21)(a)(b)	21,839	22,469,346
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	10,383	11,181,928
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	8,755	9,779,928
8.25%, 03/15/26 (Call 03/15/22)(a)(b)	19,174	20,405,977
8.63%, 07/01/25 (Call 07/01/22)(a)	7,653	8,251,416
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/22)(a)(b)	17,450	17,660,621
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	5,845	6,064,210
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)(b)	11,889	12,724,466
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	14,627	14,449,191
3.88%, 07/15/30 (Call 07/15/25)(a)	7,600	8,008,652

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	$12,869	$13,399,846
7.75%, 04/15/25 (Call 04/15/22)(a)	11,061	11,774,066

		557,568,820

Environmental Control — 0.7%
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)(b)	8,361	8,574,415
5.88%, 07/01/25 (Call 07/01/22)(b)	5,227	5,409,945
6.00%, 01/01/27 (Call 01/01/22)	6,837	7,090,349
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	13,112	13,100,855
3.75%, 08/01/25 (Call 08/01/22)(a)(b)	15,587	16,035,126
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	9,498	9,444,107
4.25%, 06/01/25 (Call 06/01/22)(a)(b)	8,090	8,403,488
4.38%, 08/15/29 (Call 08/15/24)(a)	4,993	5,017,965
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	12,616	12,972,928
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	6,115	6,455,390
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)	12,967	13,072,357
5.88%, 06/30/29 (Call 06/30/24)(a)	17,274	17,675,620
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	9,679	9,844,801
5.38%, 07/15/24 (Call 06/07/22)(a)(b)	8,669	8,911,190

		142,008,536

Food — 3.1%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)(b)	14,346	14,762,853
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	12,507	12,837,685
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	23,205	23,437,050
4.63%, 01/15/27 (Call 01/15/22)(a)	22,388	23,767,016
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	15,301	16,721,124
5.88%, 02/15/28 (Call 08/15/22)(a)(b)	11,706	12,583,950
7.50%, 03/15/26 (Call 03/15/22)(a)	9,007	9,806,371
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/22)(b)	15,137	15,550,419
5.25%, 09/15/27 (Call 03/01/22)(b)	8,250	8,557,313
JBS Finance Luxembourg Sarl, 3.63%, 01/15/32 (Call 06/15/26)(a)	1,715	1,771,489
JBS USA Food Co.
5.75%, 01/15/28 (Call 07/30/22)(a)(b)	11,121	11,741,552
7.00%, 01/15/26 (Call 01/15/22)(a)(b)	19,339	20,354,298
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28 (Call 02/15/23)(a)	18,244	20,024,538
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.75%, 12/01/31 (Call 12/01/26)(a)(b)	8,807	9,302,394
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	21,801	24,576,267
6.50%, 04/15/29 (Call 04/15/24)(a)(b)	24,513	27,817,048
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	28,742	30,466,520
3.50%, 06/06/22(b)	991	1,012,918
3.75%, 04/01/30 (Call 01/01/30)	13,785	15,239,731
3.88%, 05/15/27 (Call 02/15/27)(b)	20,814	22,921,418
4.25%, 03/01/31 (Call 12/01/30)	24,007	27,739,688
4.63%, 01/30/29 (Call 10/30/28)(b)	11,927	13,887,714
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	13,237	13,619,143

Security	Par (000)	Value

Food (continued)
4.88%, 11/01/26 (Call 11/01/21)(a)	$14,112	$14,542,451
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	6,832	7,595,493
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)	18,096	18,217,042
5.50%, 10/15/27 (Call 10/15/22)(a)(b)	16,227	16,912,996
Pilgrim’s Pride Corp.
4.25%, 04/15/31 (Call 04/15/26)(a)	17,047	18,378,158
5.88%, 09/30/27 (Call 09/30/22)(a)	13,172	14,074,545
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	30,829	31,169,146
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	27,527	28,124,129
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	11,049	11,850,053
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	15,392	16,215,424
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	21,929	22,953,084
U.S. Foods Inc.
4.75%, 02/15/29 (Call 02/15/24)(a)	14,698	15,085,649
6.25%, 04/15/25 (Call 04/15/22)(a)(b)	17,653	18,625,472

		612,242,141

Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/22)(a)(b)	9,909	10,155,994
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	19,390	20,186,299
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	23,811	25,234,898
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)	6,768	7,054,489
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	11,547	12,716,134

		75,347,814

Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	15,255	15,372,158

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(b)	11,876	13,089,826
5.63%, 05/20/24 (Call 03/20/24)(b)	13,235	14,442,694
5.75%, 05/20/27 (Call 02/20/27)(b)	7,228	8,152,280
5.88%, 08/20/26 (Call 05/20/26)	9,725	10,940,625

		46,625,425

Health Care - Products — 0.4%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)	27,850	29,417,955
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	18,440	18,895,468
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	5,614	5,969,415
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)(b)	10,882	11,346,860
4.63%, 11/15/27 (Call 11/15/22)(b)	10,154	10,687,491

		76,317,189

Health Care - Services — 6.4%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)	9,199	9,100,571
5.00%, 07/15/27 (Call 07/15/22)(a)(b)	10,749	11,269,677
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)(b)	18,945	19,249,456
2.50%, 03/01/31 (Call 12/01/30)(b)	38,178	38,079,501
2.63%, 08/01/31 (Call 05/01/31)	5,105	5,164,751
3.00%, 10/15/30 (Call 07/15/30)	38,009	39,374,663
3.38%, 02/15/30 (Call 02/15/25)(b)	34,541	36,121,572
4.25%, 12/15/27 (Call 12/15/22)(b)	43,389	45,829,631

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.63%, 12/15/29 (Call 12/15/24)(b)	$58,827	$64,594,064
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	8,256	8,514,000
4.00%, 03/15/31 (Call 03/15/26)(a)	10,838	11,584,196
4.25%, 05/01/28 (Call 05/01/23)(a)	6,492	6,792,255
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	17,131	17,430,792
5.63%, 03/15/27 (Call 12/15/23)(a)	29,728	31,363,040
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	12,963	13,822,609
6.13%, 04/01/30 (Call 04/01/25)(a)	23,975	24,165,601
6.63%, 02/15/25 (Call 02/15/22)(a)(b)	26,268	27,647,070
6.88%, 04/01/28 (Call 04/01/23)(a)	17,494	17,380,289
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	29,296	30,431,220
8.00%, 03/15/26 (Call 03/15/22)(a)	34,399	36,822,410
8.00%, 12/15/27 (Call 12/15/22)(a)(b)	10,757	11,889,151
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	25,856	25,519,872
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	45,946	47,985,543
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	11,585	12,170,043
4.63%, 04/01/31 (Call 03/30/26)(b)	8,869	9,512,845
4.75%, 02/01/30 (Call 02/01/25)(b)	13,320	14,205,913
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)(b)	46,525	49,956,219
5.38%, 02/01/25(b)	39,739	44,729,555
5.38%, 09/01/26 (Call 03/01/26)(b)	16,686	19,277,302
5.63%, 09/01/28 (Call 03/01/28)(b)	26,543	31,748,650
5.88%, 05/01/23	18,069	19,517,975
5.88%, 02/15/26 (Call 08/15/25)(b)	24,256	28,171,862
5.88%, 02/01/29 (Call 08/01/28)	18,516	22,548,368
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)(b)	16,899	17,398,365
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	21,511	22,465,058
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 02/15/22)(a)	10,153	10,163,611
6.75%, 04/15/25 (Call 04/15/22)(a)	11,240	11,844,150
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)(b)	8,506	8,378,055
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)	18,340	19,349,311
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	1,515	1,554,769
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/22)(a)	1,418	1,510,002
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	12,031	12,838,280
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	13,325	14,007,343
5.38%, 11/15/22 (Call 08/15/22)(b)	10,695	11,100,768
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)(b)	11,801	12,666,898
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	23,508	25,045,275
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)(b)	12,546	12,854,586
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	20,442	21,642,967
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(a)	23,983	24,516,814
4.63%, 07/15/24 (Call 07/15/22)(b)	30,439	30,880,725
4.63%, 09/01/24 (Call 09/01/21)(a)	9,528	9,774,924
4.63%, 06/15/28 (Call 06/15/23)(a)(b)	10,251	10,659,106
4.88%, 01/01/26 (Call 03/01/22)(a)	33,959	35,241,716

Security	Par (000)	Value

Health Care - Services (continued)
5.13%, 11/01/27 (Call 11/01/22)(a)(b)	$27,437	$28,860,827
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	41,012	43,340,571
6.25%, 02/01/27 (Call 02/01/22)(a)(b)	24,063	25,148,903
6.75%, 06/15/23	29,821	32,318,509
7.50%, 04/01/25 (Call 04/01/22)(a)	10,799	11,574,807

		1,287,107,006

Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)(b)	17,204	18,051,856
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	13,171	13,220,391
4.75%, 09/15/24 (Call 06/15/24)	17,415	18,078,294
5.25%, 05/15/27 (Call 11/15/26)	24,457	25,390,952
6.25%, 05/15/26 (Call 05/15/22)	22,103	23,320,046
6.38%, 12/15/25 (Call 12/15/21)	12,209	12,587,026
6.75%, 02/01/24 (Call 02/01/22)(b)	7,331	7,490,225
Stena AB, 7.00%, 02/01/24(a)(b)	307	321,139

		118,459,929

Home Builders — 0.7%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	8,854	8,924,590
6.25%, 09/15/27 (Call 09/15/22)(a)(b)	10,295	10,878,392
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	2,000	2,030,400
6.75%, 06/01/27 (Call 06/01/22)	125	133,402
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	12,298	12,605,450
5.25%, 12/15/27 (Call 12/15/22)(a)(b)	6,025	6,303,641
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	8,476	9,049,719
6.00%, 06/01/25 (Call 03/01/25)(b)	6,926	7,942,183
Picasso Finance Sub Inc., 6.13%, 06/15/25
(Call 06/15/22)(a)(b)	10,066	10,663,355
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	9,097	9,942,293
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	7,071	7,974,262
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	7,711	8,775,118
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	9,809	10,722,487
4.35%, 02/15/28 (Call 11/15/27)(b)	4,984	5,545,380
4.38%, 04/15/23 (Call 01/15/23)(b)	4,636	4,848,226
4.88%, 03/15/27 (Call 12/15/26)(b)	7,277	8,289,646
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	9,579	10,608,359
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	8,215	8,509,816

		143,746,719

Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	6,522	6,692,094
4.13%, 04/30/31 (Call 04/30/26)(a)	8,096	8,234,368
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)(b)	9,222	9,204,260
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	8,515	8,280,837

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	$9,451	$9,338,375
5.75%, 07/15/25 (Call 07/15/22)(b)	6,651	6,816,380

		48,566,314

Housewares — 0.4%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	15,411	16,173,845
4.70%, 04/01/26 (Call 01/01/26)(b)	33,377	37,298,797
4.88%, 06/01/25 (Call 05/01/25)(b)	9,166	10,202,482
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(a)(b)	8,393	8,421,040
4.38%, 02/01/32 (Call 08/01/26)(a)	4,090	4,145,788
4.50%, 10/15/29 (Call 10/15/24)(b)	6,765	7,097,060

		83,339,012

Insurance — 0.9%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	12,190	12,102,177
6.00%, 08/01/29 (Call 08/01/24)(a)	6,770	6,655,852
7.00%, 11/15/25 (Call 11/15/21)(a)(b)	15,978	16,304,218
10.13%, 08/01/26 (Call 08/01/22)(a)(b)	6,948	7,823,761
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	8,953	8,988,834
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	22,232	23,163,965
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	8,272	8,310,734
7.00%, 08/15/25 (Call 08/15/22)(a)(b)	10,364	10,557,037
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(a)(c)	8,873	9,083,231
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(a)(b)	10,151	10,735,698
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/22)(a)	30,860	31,966,331
Liberty Mutual Group Inc., 4.30%, 02/01/61 (Call 02/03/26)(a)	14,054	13,351,300
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)(b)	9,390	10,152,937
4.88%, 03/15/27 (Call 09/15/26)(b)	8,401	9,255,382
6.63%, 03/15/25 (Call 09/15/24)(b)	7,658	8,639,500

		187,090,957

Internet — 1.9%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)(b)	13,710	13,932,787
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	7,180	7,394,517
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	13,634	13,490,540
5.25%, 12/01/27 (Call 06/01/22)(a)	11,070	11,669,994
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	10,032	10,497,234
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	6,501	6,788,344
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	6,526	6,860,009
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	6,080	6,513,200
4.38%, 11/15/26(b)	14,614	16,567,958
4.88%, 04/15/28(b)	26,161	30,657,673
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	16,648	19,953,336
5.38%, 11/15/29(a)(b)	15,686	19,306,329
5.75%, 03/01/24(b)	3,821	4,245,513
5.88%, 02/15/25(b)	11,379	13,056,368

Security	Par (000)	Value

Internet (continued)
5.88%, 11/15/28(b)	$32,028	$39,835,706
6.38%, 05/15/29(b)	15,301	19,679,891
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	740	750,977
5.00%, 04/15/25 (Call 04/15/22)(a)	18,129	18,391,923
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	11,937	12,970,147
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(c)(d)	4,086	4,119,914
6.25%, (Call 04/22/31)(a)(c)(d)	4,785	4,985,396
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)	22,809	22,445,881
6.25%, 01/15/28 (Call 12/17/23)(a)(b)	8,127	8,716,207
7.50%, 05/15/25 (Call 05/15/22)(a)	18,120	19,320,450
7.50%, 09/15/27 (Call 09/15/22)(a)	21,797	23,758,730
8.00%, 11/01/26 (Call 11/01/21)(a)	25,459	27,113,835

		383,022,859

Iron & Steel — 0.5%
ArcelorMittal SA
4.25%, 07/16/29(b)	7,508	8,413,840
4.55%, 03/11/26(b)	12,846	14,519,872
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	8,573	9,067,264
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	9,443	10,151,225
5.88%, 06/01/27 (Call 06/01/22)(b)	8,526	8,929,387
6.75%, 03/15/26 (Call 03/04/23)(a)(b)	12,348	13,271,590
9.88%, 10/17/25 (Call 10/17/22)(a)	9,353	10,881,414
United States Steel Corp.
6.25%, 03/15/26 (Call 03/15/22)(b)	7,267	7,503,481
6.88%, 03/01/29 (Call 03/01/24)(b)	12,910	14,096,106

		96,834,179

Leisure Time — 0.7%
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	16,650	17,085,919
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	7,632	7,994,520
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)(b)	9,836	9,307,315
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	24,349	24,583,795
10.25%, 02/01/26 (Call 08/01/23)(a)(b)	12,329	14,242,461
12.25%, 05/15/24 (Call 02/15/24)(a)	10,951	12,908,601
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	9,461	9,633,253
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)	13,635	13,242,540
13.00%, 05/15/25 (Call 05/15/22)(a)(b)	13,623	15,768,622
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	11,061	10,936,564

		135,703,590

Lodging — 3.0%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(b)	16,353	16,864,031
4.75%, 06/15/31 (Call 06/15/26)(a)	15,531	16,011,296
8.63%, 06/01/25 (Call 06/01/22)(a)(b)	9,195	9,973,357
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/22)(a)	9,200	9,374,174
10.75%, 09/01/24 (Call 09/01/22)(a)	9,882	10,169,401
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	26,833	26,765,917
3.75%, 05/01/29 (Call 05/01/24)(a)	12,027	12,285,580
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	20,030	20,655,937
4.88%, 01/15/30 (Call 01/15/25)(b)	14,943	16,141,727

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
5.38%, 05/01/25 (Call 05/01/22)(a)(b)	$8,802	$9,230,804
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	5,980	6,437,291
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	8,305	8,271,516
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	14,626	14,853,200
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)(b)	9,346	9,684,792
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(a)(b)	7,212	7,286,825
6.13%, 09/15/25 (Call 05/15/22)(a)(b)	6,665	7,023,744
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(b)	4,979	5,148,784
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/22)(a)(b)	16,140	16,457,475
5.25%, 04/26/26 (Call 04/26/22)(a)(b)	7,490	7,708,471
5.38%, 12/04/29 (Call 12/04/24)(a)(b)	19,438	20,105,064
5.63%, 07/17/27 (Call 07/17/22)(a)	10,461	10,842,396
5.75%, 07/21/28 (Call 07/21/23)(a)	12,544	13,095,324
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)	13,345	13,528,494
5.25%, 06/18/25 (Call 06/16/22)(a)(b)	6,600	6,808,313
5.38%, 05/15/24 (Call 05/15/22)(a)(b)	9,596	9,832,901
5.88%, 05/15/26 (Call 05/15/22)(a)(b)	11,874	12,438,118
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	6,660	7,028,298
4.75%, 10/15/28 (Call 07/15/28)(b)	14,303	15,144,493
5.50%, 04/15/27 (Call 01/15/27)(b)	11,641	12,662,731
5.75%, 06/15/25 (Call 03/15/25)(b)	10,979	12,043,011
6.00%, 03/15/23(b)	21,930	23,290,305
6.75%, 05/01/25 (Call 05/01/22)(b)	13,641	14,491,729
Station Casinos LLC, 5.00%, 10/01/25 (Call 10/01/21)(a)	506	512,469
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)(b)	18,423	18,204,557
6.00%, 07/15/25 (Call 07/15/22)(a)(b)	8,512	8,867,207
6.50%, 01/15/28 (Call 07/15/23)(a)(b)	7,755	8,113,669
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	7,389	7,602,370
6.00%, 04/01/27 (Call 01/01/27)	6,223	6,884,194
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	10,619	12,056,282
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	8,833	9,041,017
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	15,553	16,330,650
5.50%, 03/01/25 (Call 12/01/24)(a)	28,702	30,524,577
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/21)(a)(b)	11,096	11,235,810
5.13%, 12/15/29 (Call 12/15/24)(a)	16,733	16,628,419
5.50%, 01/15/26 (Call 06/15/22)(a)(b)	15,402	15,777,023
5.50%, 10/01/27 (Call 10/01/22)(a)(b)	12,056	12,306,832
5.63%, 08/26/28 (Call 08/26/23)(a)(b)	22,596	22,899,012

		598,639,587

Machinery — 0.2%
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/22)(a)	13,075	13,437,177
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	27,475	29,029,261

Security	Par (000)	Value

Machinery (continued)
Vertical Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	$7,105	$7,707,131

		50,173,569

Manufacturing — 0.1%
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/01/21)(a)(b)	10,038	10,313,945
12.25%, 11/15/26 (Call 11/15/22)(a)	12,612	14,318,151
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	4,640	4,912,600

		29,544,696

Media — 9.3%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	20,748	20,731,402
5.75%, 08/15/29 (Call 08/15/24)(a)(b)	24,637	25,299,982
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	16,828	16,690,852
4.75%, 08/01/25 (Call 08/01/22)(b)	15,485	15,900,695
5.00%, 04/01/24 (Call 04/01/22)(b)	5,695	5,782,364
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/21)(a)(b)	7,778	7,825,057
4.25%, 02/01/31 (Call 07/01/25)(a)	50,520	51,846,150
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	16,680	16,830,120
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	45,565	47,674,090
4.50%, 05/01/32 (Call 05/01/26)	47,425	49,632,634
4.50%, 06/01/33 (Call 06/01/27)(a)	27,040	28,025,608
4.75%, 03/01/30 (Call 09/01/24)(a)	50,769	53,678,952
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	41,409	43,392,205
5.13%, 05/01/27 (Call 05/01/22)(a)(b)	53,901	56,392,746
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	25,569	27,929,893
5.50%, 05/01/26 (Call 05/01/22)(a)(b)	22,229	22,961,661
5.75%, 02/15/26 (Call 02/15/22)(a)	21,336	21,944,556
Clear Channel Worldwide Holdings Inc., 5.13%, 08/15/27 (Call 08/15/22)(a)(b)	22,630	23,322,478
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	17,200	16,362,532
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	19,240	19,294,628
4.50%, 11/15/31 (Call 11/15/26)(a)	26,691	26,863,958
4.63%, 12/01/30 (Call 12/01/25)(a)	38,448	37,847,250
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	9,069	9,055,548
5.25%, 06/01/24(b)	11,926	12,865,172
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	17,268	18,277,581
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	22,921	24,021,265
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	36,868	38,958,416
5.88%, 09/15/22	8,631	9,002,329
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	26,883	29,727,221
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	15,754	17,312,603
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)(b)	51,125	34,062,031
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	29,589	12,545,736
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	19,880	20,788,184
DISH DBS Corp.
5.00%, 03/15/23(b)	24,867	25,996,131
5.88%, 07/15/22	14,654	15,154,874
5.88%, 11/15/24(b)	31,802	34,387,716
7.38%, 07/01/28 (Call 07/01/23)(b)	16,598	17,896,403
7.75%, 07/01/26(b)	34,755	39,810,115
4.13%, 06/01/29	24,487	24,364,075

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	$13,461	$13,290,045
5.88%, 07/15/26 (Call 07/15/22)(a)(b)	9,491	9,787,594
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	14,657	15,719,632
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	6,379	6,616,937
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	12,870	13,436,923
6.38%, 05/01/26 (Call 05/01/22)(b)	14,846	15,690,422
8.38%, 05/01/27 (Call 05/01/22)(b)	21,907	23,259,118
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	13,066	13,607,306
6.75%, 10/15/27 (Call 10/15/22)(a)	20,416	21,768,560
Mav Acquisition Corp.
5.75%, 08/01/28 (Call 08/01/24)(a)	14,320	14,266,300
8.00%, 08/01/29 (Call 08/01/24)(a)	12,829	12,604,492
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/22)(b)	25,290	26,285,604
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	17,436	17,906,772
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	16,751	17,414,440
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	28,442	30,300,685
Quebecor Media Inc., 5.75%, 01/15/23	14,634	15,553,137
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(b)	15,606	16,116,316
6.50%, 09/15/28 (Call 09/15/23)(a)	16,595	17,016,410
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	9,882	9,909,670
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	8,575	8,492,483
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)(b)	7,641	7,853,343
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	11,349	11,070,240
5.13%, 02/15/27 (Call 08/15/22)(a)(b)	6,403	6,216,780
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	7,777	7,620,682
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)	4,297	4,378,428
3.88%, 09/01/31 (Call 09/01/26)(a)	23,350	23,249,595
4.00%, 07/15/28 (Call 07/15/24)(a)	34,104	34,923,066
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	24,981	25,527,147
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	25,109	26,333,762
5.38%, 07/15/26 (Call 07/15/22)(a)(b)	15,351	15,784,544
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	21,059	23,061,764
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	14,879	15,460,025
4.75%, 03/15/26 (Call 03/15/23)(a)(b)	9,404	9,992,926
5.00%, 09/15/29 (Call 09/15/24)(b)	19,503	20,656,212
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	16,400	17,302,000
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	17,938	18,218,730
5.13%, 02/15/25 (Call 02/15/22)(a)(b)	27,264	27,686,592
6.63%, 06/01/27 (Call 06/01/23)(a)(b)	22,003	23,852,352
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)(b)	21,008	21,400,062
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	8,338	8,800,342
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(b)(c)	512	519,204
6.25%, 02/28/57 (Call 02/28/27)(c)	11,823	13,478,511
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	8,855	9,120,650
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	11,170	11,644,421

Security	Par (000)	Value

Media (continued)
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	$10,930	$12,038,029
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	14,606	15,123,783
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	15,948	16,145,277
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	24,304	26,035,660
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)(b)	8,747	9,053,145
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	8,314	8,535,984
6.00%, 01/15/27 (Call 01/15/22)(a)	11,459	12,003,302
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)(b)	12,336	12,684,492
5.50%, 01/15/27 (Call 01/15/22)(a)	28,339	29,415,882

		1,864,684,991

Mining — 1.4%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	8,508	8,983,569
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	11,192	12,077,343
6.13%, 05/15/28 (Call 05/15/23)(a)	5,767	6,282,426
7.00%, 09/30/26 (Call 09/30/21)(a)(b)	7,566	7,886,117
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)(b)	11,280	11,912,244
6.13%, 02/15/28 (Call 02/15/23)(a)(b)	13,167	14,084,049
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	9,112	9,048,899
5.88%, 02/15/26 (Call 11/15/21)(a)(b)	7,041	7,224,770
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	25,698	27,696,534
4.50%, 09/15/27 (Call 06/15/27)(a)	8,222	8,925,612
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	11,097	11,975,872
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	13,488	13,988,212
4.13%, 03/01/28 (Call 03/01/23)(b)	11,041	11,573,334
4.25%, 03/01/30 (Call 03/01/25)(b)	10,731	11,617,307
4.38%, 08/01/28 (Call 08/01/23)	11,329	12,032,781
4.55%, 11/14/24 (Call 08/14/24)	11,452	12,441,031
4.63%, 08/01/30 (Call 08/01/25)(b)	16,191	17,830,339
5.00%, 09/01/27 (Call 09/01/22)(b)	9,955	10,495,879
5.25%, 09/01/29 (Call 09/01/24)(b)	8,939	9,896,993
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	8,405	8,715,985
4.63%, 03/01/28 (Call 03/01/23)(a)	8,157	8,484,387
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)	4,730	4,849,196
3.88%, 08/15/31 (Call 08/15/26)(a)	3,597	3,631,603
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	26,362	28,075,530

		279,730,012

Office & Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	13,703	14,079,832
4.13%, 05/01/25 (Call 05/01/22)	7,710	8,018,400
4.25%, 04/01/28 (Call 10/01/22)(b)	12,244	12,825,590
5.50%, 12/01/24 (Call 06/01/24)	6,904	7,650,658
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	6,022	6,412,301
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	19,310	20,221,432

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment (continued)
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	$14,228	$15,023,879
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	11,762	12,298,935

		96,531,027

Oil & Gas — 7.1%
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/22)(b)	6,859	7,006,534
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	9,080	9,286,570
7.63%, 02/01/29 (Call 02/01/24)(a)	10,581	11,680,543
8.38%, 07/15/26 (Call 01/15/24)(a)	5,648	6,385,064
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	10,836	11,663,004
4.38%, 10/15/28 (Call 07/15/28)(b)	16,733	18,054,740
4.63%, 11/15/25 (Call 08/15/25)(b)	6,829	7,431,346
4.88%, 11/15/27 (Call 05/15/27)(b)	10,100	11,041,219
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)	6,767	6,514,806
7.00%, 11/01/26 (Call 11/01/21)(a)	10,271	10,482,788
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/21)	6,958	6,764,916
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	11,369	10,942,662
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)	8,501	8,767,081
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)	7,782	8,141,918
5.88%, 02/01/29 (Call 02/05/24)(a)	7,657	8,178,952
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/22)(a)(b)	22,257	22,197,184
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	10,275	10,460,521
7.00%, 06/15/25 (Call 06/15/22)(a)	18,826	19,296,650
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	7,355	7,658,982
7.25%, 03/14/27 (Call 03/14/22)(a)	12,780	13,546,800
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)	16,024	16,105,722
6.75%, 03/01/29 (Call 03/01/24)(a)	19,932	20,918,634
7.50%, 05/15/25 (Call 05/15/22)(a)	2,768	2,865,341
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	16,768	17,899,840
4.38%, 01/15/28 (Call 10/15/27)(b)	14,142	15,874,395
4.50%, 04/15/23 (Call 01/15/23)	7,809	8,142,600
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	26,590	32,406,562
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	6,920	7,118,350
5.63%, 10/15/25 (Call 10/15/21)(a)(b)	18,560	19,101,787
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)(b)	10,019	9,928,829
5.75%, 02/15/28 (Call 02/15/23)(a)(b)	6,471	6,393,117
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(a)	1,067	1,165,847
5.25%, 10/15/27 (Call 10/15/22)(a)	700	744,737
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/22)(a)	8,264	8,555,058
5.75%, 01/30/28 (Call 01/30/23)(a)	15,706	16,530,565
6.63%, 07/15/25 (Call 07/15/22)(a)(b)	10,275	10,886,625
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)(f)	8,761	8,925,707
4.88%, 03/30/26 (Call 12/30/25)(a)(f)	8,325	8,526,465
5.38%, 03/30/28 (Call 09/30/27)(a)(f)	9,965	10,164,300

Security	Par (000)	Value

Oil & Gas (continued)
5.88%, 03/30/31 (Call 09/30/30)(a)(f)	$10,220	$10,492,108
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(b)	5,128	5,215,863
3.13%, 05/15/26 (Call 05/15/23)(a)	6,827	7,014,743
3.63%, 05/15/31 (Call 11/15/30)(a)(b)	11,757	12,429,500
3.90%, 10/01/27 (Call 07/01/27)(b)	19,755	21,360,094
6.63%, 02/01/25 (Call 01/01/25)	16,269	18,647,853
7.50%, 02/01/30 (Call 11/01/29)(b)	11,496	14,968,192
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (Call 04/01/22)(a)	5,850	5,926,050
5.75%, 02/01/29 (Call 02/01/24)(a)	9,326	9,465,890
6.00%, 02/01/31 (Call 02/01/26)(a)	11,020	11,325,116
6.25%, 11/01/28 (Call 11/01/23)(a)	7,568	7,813,960
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)(b)	6,700	6,482,250
9.50%, 01/15/25 (Call 01/15/22)	9,543	9,844,129
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)(f)	5,413	5,653,394
6.13%, 06/30/25 (Call 03/30/25)(a)(f)	9,132	9,981,276
6.50%, 06/30/27 (Call 12/30/26)(a)(f)	9,983	11,032,772
6.75%, 06/30/30 (Call 12/30/29)(a)(f)	9,342	10,479,445
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)(b)	17,025	17,115,159
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)	9,328	9,584,520
6.50%, 01/15/25 (Call 01/15/22)(a)	4,536	4,683,420
7.13%, 02/01/27 (Call 02/01/23)(a)(b)	20,515	21,725,385
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/22)(a)(b)	11,192	9,832,172
10.50%, 05/15/27 (Call 05/15/22)(a)	8,520	7,772,370
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/22)(b)	9,916	10,174,436
5.88%, 12/01/27 (Call 12/01/22)	9,430	9,824,214
6.38%, 07/15/28 (Call 07/15/24)(b)	8,302	8,737,855
6.88%, 08/15/24 (Call 08/15/22)(b)	5,948	6,066,960
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	8,974	7,623,413
9.00%, 02/01/25 (Call 12/01/21)(a)	226	228,873
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)(b)	8,840	8,230,924
7.50%, 01/15/28 (Call 01/15/23)(a)	2,523	2,295,930
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 08/15/22)(b)	12,951	13,141,596
2.90%, 08/15/24 (Call 06/15/24)(b)	51,081	52,445,419
3.00%, 02/15/27 (Call 11/15/26)(b)	11,480	11,512,082
3.20%, 08/15/26 (Call 06/15/26)	13,430	13,852,776
3.40%, 04/15/26 (Call 01/15/26)	14,259	14,729,521
3.50%, 06/15/25 (Call 03/15/25)(b)	8,171	8,572,196
3.50%, 08/15/29 (Call 05/15/29)(b)	23,715	24,433,090
5.50%, 12/01/25 (Call 09/01/25)(b)	11,665	13,006,475
5.55%, 03/15/26 (Call 12/15/25)(b)	17,891	20,060,284
5.88%, 09/01/25 (Call 06/01/25)(b)	13,739	15,474,373
6.13%, 01/01/31 (Call 07/01/30)(b)	20,664	24,986,909
6.38%, 09/01/28 (Call 03/01/28)(b)	9,312	10,999,800
6.63%, 09/01/30 (Call 03/01/30)(b)	25,283	31,610,071
6.95%, 07/01/24	9,538	10,732,158
7.50%, 05/01/31(b)	14,259	18,569,781
7.88%, 09/15/31	7,589	10,055,273
8.00%, 07/15/25 (Call 04/15/25)(b)	8,243	9,925,385
8.50%, 07/15/27 (Call 01/15/27)	8,150	10,302,939

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
8.88%, 07/15/30 (Call 01/15/30)(b)	$16,415	$22,529,587
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)(b)	11,987	13,536,919
5.63%, 07/01/24(b)	13,104	14,600,608
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)	13,484	13,832,056
5.88%, 07/15/27 (Call 07/15/22)(a)(b)	7,592	8,096,868
Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27 (Call 10/15/22)(a)	807	868,130
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	17,149	11,258,931
7.25%, 06/15/25 (Call 06/15/22)	12,021	8,376,233
9.25%, 05/15/25 (Call 05/15/22)(a)(b)	20,515	19,796,975
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/22)(b)	11,685	12,133,120
6.13%, 09/15/24 (Call 09/15/21)(b)	4,911	5,003,900
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/22)(a)	10,170	10,189,395
5.13%, 10/06/24 (Call 09/13/21)(a)	9,356	9,382,021
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	11,706	12,186,102
5.00%, 08/15/22 (Call 05/15/22)	5,743	5,859,296
5.00%, 03/15/23 (Call 12/15/22)(b)	8,780	9,041,936
8.25%, 01/15/29 (Call 01/15/24)(a)(b)	9,930	11,022,896
9.25%, 02/01/26 (Call 02/01/22)	13,863	15,181,649
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	7,386	7,446,565
6.63%, 01/15/27 (Call 01/15/22)(b)	6,281	6,312,405
6.75%, 09/15/26 (Call 09/15/21)(b)	6,361	6,392,805
10.00%, 01/15/25 (Call 06/17/22)(a)	9,172	10,203,850
Southwestern Energy Co.
5.38%, 03/15/30 (Call 03/15/25)	4,365	4,540,604
6.45%, 01/23/25 (Call 10/23/24)	12,421	13,568,390
7.75%, 10/01/27 (Call 10/01/22)(b)	7,673	8,315,614
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	14,617	14,854,526
5.50%, 02/15/26 (Call 02/15/22)(b)	10,415	10,701,412
5.88%, 03/15/28 (Call 03/15/23)	4,675	4,938,076
6.00%, 04/15/27 (Call 04/15/22)	9,049	9,444,894
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/22)(a)	11,104	10,605,568
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/21)(a)	5,034	3,989,445
7.50%, 01/15/26 (Call 01/15/22)(a)(b)	9,666	7,563,162
8.00%, 02/01/27 (Call 02/01/23)(a)(b)	3,325	2,464,241
11.50%, 01/30/27 (Call 07/30/23)(a)(b)	10,959	10,989,685
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/22)(a)	9,283	9,220,964
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)(b)	10,172	9,815,980
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/22)(a)	8,934	8,597,872

		1,417,057,835

Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)(b)	12,694	12,947,880
6.88%, 04/01/27 (Call 04/01/22)(a)	9,153	9,530,561
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	16,071	17,080,388

Security	Par (000)	Value

Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/22)	$10,971	$11,436,582
6.88%, 09/01/27 (Call 09/01/22)	12,659	13,239,739
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/28/22)(a)(b)	8,140	8,498,160
11.00%, 12/01/24 (Call 12/01/21)(a)	35,236	36,821,620

		109,554,930

Packaging & Containers — 2.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	10,567	10,678,790
4.00%, 09/01/29 (Call 05/15/24)(a)	18,186	18,536,081
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)(b)	20,998	21,844,219
5.25%, 04/30/25 (Call 04/30/22)(a)	12,381	12,994,451
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	29,849	30,893,715
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	23,491	23,531,874
4.00%, 11/15/23(b)	14,740	15,587,550
4.88%, 03/15/26 (Call 12/15/25)(b)	12,152	13,618,949
5.25%, 07/01/25	16,916	19,149,494
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/22)(a)(b)	6,581	6,716,351
4.88%, 07/15/26 (Call 07/15/22)(a)	13,906	14,672,905
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	7,196	7,581,868
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(b)	15,977	16,710,344
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	8,113	8,752,083
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/22)(b)	15,634	16,205,393
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/22)(a)(b)	13,132	13,300,565
7.88%, 07/15/26 (Call 07/15/22)(a)(b)	8,920	9,354,850
Graphic Packaging International LLC, 3.50%, 03/15/28(a)(b)	7,012	7,143,335
LABL Inc.
6.75%, 07/15/26 (Call 07/15/22)(a)(b)	13,275	13,985,766
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	13,766	14,953,318
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/22)(a)	27,202	27,494,190
7.25%, 04/15/25 (Call 04/15/22)(a)(b)	22,519	22,288,180
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)(b)	12,640	13,450,856
6.63%, 05/13/27 (Call 05/15/23)(a)(b)	13,030	14,053,897
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	17,545	17,553,020
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	9,399	10,083,952
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	4,711	4,888,091
5.13%, 12/01/24 (Call 09/01/24)(a)	6,467	7,042,857
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	7,141	7,498,050
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	6,658	7,455,784
Silgan Holdings Inc., 4.13%, 02/01/28
(Call 10/01/22)(b)	12,327	12,760,122

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)(b)	$20,033	$21,108,372
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	11,243	12,099,796

		473,989,068

Pharmaceuticals — 3.7%
AdaptHealth LLC, 5.13%, 03/01/30 (Call 03/01/25)(a)	4,190	4,241,328
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)(b)	28,219	30,352,004
9.25%, 04/01/26 (Call 04/01/22)(a)	24,798	26,719,845
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	27,964	28,790,336
5.00%, 01/30/28 (Call 01/30/23)(a)(b)	20,410	19,466,037
5.00%, 02/15/29 (Call 02/15/24)(a)(b)	16,891	15,771,177
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	20,961	19,696,354
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	17,082	15,917,496
5.50%, 11/01/25 (Call 11/01/21)(a)	28,019	28,660,635
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	8,893	9,357,437
6.13%, 04/15/25 (Call 04/15/22)(a)(b)	55,478	56,866,132
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	24,716	24,530,630
7.00%, 01/15/28 (Call 01/15/23)(a)(b)	11,450	11,870,816
7.25%, 05/30/29 (Call 05/30/24)(a)(b)	12,585	12,971,202
9.00%, 12/15/25 (Call 12/15/21)(a)	25,181	26,788,860
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)(b)	11,960	12,828,493
5.90%, 08/28/28 (Call 05/28/28)	14,527	17,005,451
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(a)(b)	22,129	13,852,754
9.50%, 07/31/27 (Call 07/31/23)(a)(b)	15,039	14,775,817
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)	21,719	21,501,810
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	10,234	11,105,937
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	10,104	10,159,572
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)(b)	26,855	27,871,910
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	34,904	36,032,272
5.13%, 04/30/31 (Call 04/30/26)(a)	34,978	36,690,523
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	32,700	33,203,580
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	11,663	11,517,213
5.13%, 01/15/28 (Call 01/15/23)(a)	4,317	4,550,209
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	48,207	47,486,305
3.15%, 10/01/26(b)	58,462	56,090,735
6.00%, 04/15/24 (Call 01/15/24)(b)	20,873	21,808,799
6.75%, 03/01/28 (Call 12/01/27)(b)	19,516	22,034,540
7.13%, 01/31/25 (Call 10/31/24)(b)	18,196	19,850,926

		750,367,135

Pipelines — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	12,937	13,229,289
5.75%, 03/01/27 (Call 03/01/22)(a)	11,462	11,866,609
5.75%, 01/15/28 (Call 01/15/23)(a)	9,898	10,308,283
7.88%, 05/15/26 (Call 05/15/23)(a)	7,492	8,249,653

Security	Par (000)	Value

Pipelines (continued)
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	$9,153	$9,461,181
4.13%, 03/01/25 (Call 02/01/25)(a)	8,451	8,759,990
4.13%, 12/01/27 (Call 09/01/27)(b)	6,449	6,636,021
4.15%, 07/01/23 (Call 04/01/23)	8,435	8,690,159
4.50%, 03/01/28 (Call 12/01/27)(a)	8,519	8,802,299
6.38%, 01/22/78 (Call 01/22/23)(c)	6,747	6,251,433
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	34,015	35,934,722
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)(a)	24,897	26,298,171
4.50%, 10/01/29 (Call 10/01/24)(b)	25,527	27,545,759
5.63%, 10/01/26 (Call 10/01/21)	15,016	15,529,047
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)	23,697	24,474,155
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)(b)	8,982	9,091,468
5.75%, 04/01/25 (Call 04/01/22)	7,397	7,573,077
6.00%, 02/01/29 (Call 02/01/24)(a)	12,201	12,472,891
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(b)	5,120	5,280,538
5.13%, 05/15/29 (Call 02/15/29)(b)	10,362	11,560,020
5.38%, 07/15/25 (Call 04/15/25)(b)	14,326	15,785,390
5.63%, 07/15/27 (Call 04/15/27)	8,817	10,030,030
5.85%, 05/21/43 (Call 05/21/23)(a)(b)(c)	8,257	7,765,708
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	17,017	17,462,335
4.38%, 06/15/31 (Call 06/15/26)(a)	17,324	17,887,030
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	12,446	12,823,487
4.40%, 04/01/24 (Call 01/01/24)	7,887	8,204,057
4.85%, 07/15/26 (Call 04/15/26)(b)	7,126	7,407,865
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	6,135	6,301,083
4.13%, 12/01/26 (Call 09/01/26)	8,175	8,326,205
4.50%, 01/15/29 (Call 07/15/28)(a)	13,731	13,995,665
4.75%, 07/15/23 (Call 06/15/23)(b)	10,685	11,181,852
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	19,937	20,334,743
5.50%, 07/15/28 (Call 04/15/28)(b)	13,315	14,484,057
6.00%, 07/01/25 (Call 04/01/25)(a)	11,194	12,159,832
6.50%, 07/01/27 (Call 01/01/27)(a)	14,267	15,938,736
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 10/01/21)(b)	9,228	9,070,663
7.75%, 02/01/28 (Call 02/01/23)(b)	11,640	11,425,491
8.00%, 01/15/27 (Call 01/15/24)	16,503	16,387,974
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	8,298	8,401,725
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	8,975	9,404,055
5.63%, 02/15/26 (Call 02/15/22)(a)(b)	12,191	12,680,281
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	20,559	20,970,180
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	25,487	25,619,532
6.75%, 09/15/25 (Call 09/15/22)(a)(b)	19,731	20,026,965
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)(b)	33,215	33,713,225
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/21)(b)	7,453	7,023,059
7.50%, 04/15/26 (Call 04/15/22)(b)	4,338	3,623,531
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	7,608	8,064,328

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.75%, 10/01/25 (Call 07/01/25)	$10,142	$10,912,792
6.00%, 06/01/26 (Call 03/01/26)(b)	7,338	7,923,426
6.38%, 10/01/30 (Call 04/01/30)(b)	11,118	12,300,677
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	4,927	5,065,474
4.95%, 07/15/29 (Call 04/15/29)(a)	9,426	9,807,441
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/21)(a)	7,888	8,009,856
5.50%, 01/15/28 (Call 01/15/23)(a)	12,221	12,364,597
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	5,053	5,229,602
6.00%, 12/31/30 (Call 12/31/25)(a)	13,110	13,375,946
6.00%, 09/01/31 (Call 09/01/26)(a)	8,375	8,385,469
7.50%, 10/01/25 (Call 10/01/22)(a)	7,781	8,393,754
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)(b)	17,722	18,623,607
4.88%, 02/01/31 (Call 02/01/26)(b)	16,357	17,778,646
5.00%, 01/15/28 (Call 01/15/23)	9,843	10,335,150
5.38%, 02/01/27 (Call 02/01/22)	6,298	6,518,430
5.50%, 03/01/30 (Call 03/01/25)(b)	15,399	17,004,760
5.88%, 04/15/26 (Call 04/15/22)(b)	12,471	13,059,631
6.50%, 07/15/27 (Call 07/15/22)	10,361	11,219,275
6.88%, 01/15/29 (Call 01/15/24)(b)	9,099	10,223,489
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (Call 02/15/29)(a)	6,105	6,303,290
4.13%, 08/15/31 (Call 02/15/31)(a)	4,900	5,138,875
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	7,909	8,309,393
4.35%, 02/01/25 (Call 01/01/25)	15,891	16,698,581
4.50%, 03/01/28 (Call 12/01/27)	5,978	6,457,137
4.65%, 07/01/26 (Call 04/01/26)(b)	8,162	8,778,231
4.75%, 08/15/28 (Call 05/15/28)(b)	6,670	7,323,660
5.30%, 02/01/30 (Call 11/01/29)(b)	21,049	23,545,201

		943,600,239

Real Estate — 0.5%
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	10,043	10,169,291
4.38%, 02/01/31 (Call 02/01/26)(a)	12,802	12,914,017
5.38%, 08/01/28 (Call 08/01/23)(a)(b)	10,126	10,768,458
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	9,959	10,250,998
4.75%, 02/01/30 (Call 09/01/24)	5,055	5,188,300
5.00%, 03/01/31 (Call 03/01/26)(b)	10,387	10,795,105
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	6,085	6,331,648
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	14,031	14,686,248
7.63%, 06/15/25 (Call 06/15/22)(a)(b)	10,672	11,482,824
9.38%, 04/01/27 (Call 04/01/22)(a)	9,614	10,609,156

		103,196,045

Real Estate Investment Trusts — 3.9%
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	8,885	8,710,061
4.75%, 02/15/28 (Call 08/15/27)(b)	7,303	7,428,466
9.75%, 06/15/25 (Call 06/15/22)	18,644	20,578,936
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	10,521	10,563,084
4.50%, 06/01/27 (Call 03/01/27)	7,496	7,936,390
4.75%, 12/15/26 (Call 09/15/26)	6,811	7,346,685

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.95%, 04/15/28 (Call 01/15/28)	$4,616	$4,985,280
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)	15,174	15,444,097
6.00%, 04/15/25 (Call 04/15/22)(a)(b)	7,873	8,313,396
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	20,214	20,738,351
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	17,064	17,807,318
4.88%, 09/15/29 (Call 09/15/24)(a)	17,018	17,963,896
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	5,606	5,885,067
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	10,391	10,913,148
5.25%, 07/15/30 (Call 07/15/25)(a)	21,739	23,130,839
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	10,952	11,903,455
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	7,659	7,992,361
4.75%, 10/01/24 (Call 07/01/24)(b)	12,235	13,000,299
5.50%, 02/15/26 (Call 08/15/22)(b)	9,029	9,488,769
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	12,324	12,459,502
4.75%, 06/15/29 (Call 06/15/24)(a)	10,889	11,134,003
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)(b)	13,395	14,185,975
4.50%, 09/01/26 (Call 06/01/26)(b)	7,414	8,084,349
4.63%, 06/15/25 (Call 03/15/25)(a)	12,467	13,446,698
5.63%, 05/01/24 (Call 02/01/24)(b)	17,354	18,915,860
5.75%, 02/01/27 (Call 11/01/26)	11,219	12,920,638
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	23,983	24,668,554
4.63%, 08/01/29 (Call 08/01/24)(b)	13,537	14,490,242
5.00%, 10/15/27 (Call 09/07/22)	23,719	25,173,240
5.25%, 08/01/26 (Call 08/01/22)	6,676	6,887,496
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	11,650	11,999,500
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	11,655	12,412,575
7.50%, 06/01/25 (Call 06/01/22)(a)	8,061	8,644,213
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	9,454	9,647,807
4.75%, 10/15/27 (Call 10/15/22)(b)	12,037	12,507,609
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(a)	25,778	25,455,775
3.88%, 02/15/27 (Call 02/15/23)	26,546	27,555,544
4.88%, 09/01/24 (Call 09/01/21)(b)	16,118	16,385,962
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	6,434	6,174,335
4.35%, 10/01/24 (Call 09/01/24)(b)	12,902	13,079,403
4.38%, 02/15/30 (Call 08/15/29)(b)	7,432	7,151,758
4.50%, 06/15/23 (Call 12/15/22)(b)	8,507	8,730,663
4.75%, 10/01/26 (Call 08/01/26)	6,303	6,323,559
4.95%, 02/15/27 (Call 08/15/26)(b)	6,552	6,582,751
4.95%, 10/01/29 (Call 07/01/29)(b)	8,558	8,472,420
5.00%, 08/15/22 (Call 02/15/22)(b)	2,332	2,355,320
5.50%, 12/15/27 (Call 09/15/27)(b)	7,207	7,729,508
7.50%, 09/15/25 (Call 06/15/25)	12,665	14,295,436
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	6,891	6,955,159
4.75%, 03/15/25 (Call 09/15/24)	2,844	2,990,585

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/21)(a)(b)	$9,884	$10,165,694
7.88%, 02/15/25 (Call 02/15/22)(a)(b)	39,167	41,714,637
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	9,048	9,248,895
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	18,512	19,292,836
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)(b)	10,093	10,355,888
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	10,058	10,472,893
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	20,891	22,325,951
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	19,502	20,474,126
4.63%, 12/01/29 (Call 12/01/24)(a)(b)	16,352	17,795,746
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	8,498	8,734,193
6.38%, 08/15/25 (Call 08/15/22)(a)	5,355	5,687,087

		784,214,283

Retail — 3.9%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	12,694	12,630,530
3.88%, 01/15/28 (Call 09/15/22)(a)	25,611	25,931,137
4.00%, 10/15/30 (Call 10/15/25)(a)	48,888	48,657,249
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	11,366	11,556,424
5.75%, 04/15/25 (Call 04/15/22)(a)(b)	9,062	9,559,463
Bath & Body Works Inc.
5.25%, 02/01/28(b)	6,699	7,495,846
5.63%, 10/15/23	2,735	3,010,962
6.63%, 10/01/30 (Call 10/01/25)(a)	17,592	20,408,919
7.50%, 06/15/29 (Call 06/15/24)	10,103	11,732,109
9.38%, 07/01/25(a)(b)	6,414	8,290,095
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(a)	9,097	9,394,927
5.63%, 10/01/25 (Call 10/01/22)(a)	8,359	8,693,360
5.88%, 10/01/28 (Call 10/01/23)(a)	10,602	11,054,583
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/22)(a)(b)	11,173	11,444,876
8.50%, 10/30/25 (Call 10/30/21)(a)(b)	10,679	11,203,606
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)	10,714	10,498,113
5.88%, 04/01/29 (Call 04/01/24)(a)	13,197	12,958,706
Gap Inc. (The)
8.38%, 05/15/23(a)(b)	10,336	11,528,774
8.63%, 05/15/25 (Call 05/15/22)(a)	14,226	15,527,235
8.88%, 05/15/27 (Call 05/15/23)(a)(b)	14,171	16,318,084
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/21)(a)(b)	26,921	27,016,570
8.75%, 10/01/25 (Call 10/01/21)(a)(b)	12,556	13,227,536
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/15/22)(a)(b)	7,642	7,896,096
7.00%, 06/15/25 (Call 06/15/22)(a)(b)	12,328	13,190,035
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)(b)	12,134	12,715,543
LBM Acquisition LLC, 6.25%, 01/15/29
(Call 01/15/24)(a)	12,720	12,761,340
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)	7,296	7,650,221
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	11,669	12,660,865
4.63%, 12/15/27 (Call 12/15/22)(a)	11,611	12,335,004

Security	Par (000)	Value

Retail (continued)
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	$6,068	$6,170,398
3.63%, 06/01/24 (Call 03/01/24)(b)	2,338	2,433,032
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	7,404	8,089,610
Michaels Companies Inc (The), 5.25%, 05/01/28 (Call 11/01/23)(a)	14,825	15,214,156
Michaels Companies Inc (The)., 7.88%, 05/01/29 (Call 04/01/24)(a)(b)	21,597	22,205,226
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	9,675	9,739,339
4.75%, 09/15/29 (Call 09/15/24)	7,009	7,436,330
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)	17,310	18,333,454
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(b)	8,873	9,165,104
3.75%, 06/15/29 (Call 06/15/24)	9,224	9,394,671
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	21,568	22,448,693
7.75%, 02/15/29 (Call 02/15/24)(a)	18,673	20,494,656
QVC Inc.
4.38%, 03/15/23(b)	10,070	10,535,737
4.38%, 09/01/28 (Call 06/01/28)(b)	7,294	7,476,259
4.45%, 02/15/25 (Call 11/15/24)(b)	10,975	11,744,037
4.75%, 02/15/27 (Call 11/15/26)(b)	9,139	9,790,702
4.85%, 04/01/24(b)	11,318	12,305,495
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)(b)	10,905	11,204,887
8.00%, 11/15/26 (Call 01/15/23)(a)(b)	13,861	14,297,275
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)	12,237	12,625,014
6.13%, 07/01/29 (Call 07/01/24)(a)	6,681	6,935,713
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	34,021	34,446,262
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	16,412	16,022,215
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)(b)	11,584	11,934,930
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	19,214	19,742,385
4.63%, 01/31/32 (Call 10/01/26)	20,908	22,725,574
4.75%, 01/15/30 (Call 10/15/29)(a)	10,696	11,820,938
7.75%, 04/01/25 (Call 04/01/22)(a)(b)	10,051	10,816,283

		772,896,583

Semiconductors — 0.3%
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)	24,637	25,899,646
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)(b)	11,715	12,474,132
4.38%, 10/15/29 (Call 10/15/24)	12,716	14,098,865

		52,472,643

Software — 1.8%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	16,836	17,046,450
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(a)(b)	12,218	13,078,758
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	11,356	11,971,960
5.00%, 10/15/24 (Call 07/15/24)(b)	6,287	6,989,566
5.25%, 05/15/29 (Call 05/15/24)(a)(b)	7,870	8,557,681

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/22)(a)	$22,957	$23,186,570
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)	17,657	17,969,882
4.88%, 07/01/29 (Call 06/30/24)(a)	15,927	16,428,223
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(b)	3,275	3,377,344
3.63%, 09/01/30 (Call 03/01/25)(a)	17,060	17,993,182
3.63%, 11/01/31 (Call 11/01/26)(a)	8,944	9,523,649
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	17,910	19,118,925
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	16,200	17,369,212
5.38%, 05/15/27 (Call 05/15/22)(a)	5,500	5,860,800
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)(b)	17,298	18,041,468
5.88%, 06/01/26 (Call 06/01/22)(a)(b)	10,239	10,574,327
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)(b)	15,215	16,019,113
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)(b)	8,461	8,674,678
4.00%, 02/15/28 (Call 02/15/23)(a)(b)	8,569	8,873,199
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)	9,583	9,220,523
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	9,022	8,940,802
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	34,337	36,386,524
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	7,370	7,628,687
3.88%, 03/15/31 (Call 03/15/26)(b)	10,281	10,735,009
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/21)(a)	27,762	28,920,716

		352,487,248

Telecommunications — 7.4%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	18,865	18,699,931
10.50%, 05/15/27 (Call 05/15/22)(a)	27,384	30,122,400
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)(b)	8,326	8,392,920
5.13%, 07/15/29 (Call 04/15/24)(a)	43,342	43,819,629
5.50%, 01/15/28 (Call 09/15/22)(a)(b)	18,179	18,744,670
7.38%, 05/01/26 (Call 05/01/22)(a)	38,234	39,733,537
8.13%, 02/01/27 (Call 02/01/22)(a)	30,607	33,253,685
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	16,744	17,714,221
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/21)(a)	19,271	19,672,976
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)	18,190	18,394,638
6.00%, 03/01/26 (Call 03/01/22)(a)	25,789	27,053,855
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	10,403	10,918,320
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	16,371	17,242,756
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	12,926	12,766,041
6.00%, 06/15/25 (Call 06/15/22)(a)	19,874	20,211,858
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)(b)	34,488	35,842,516
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	6,521	6,682,721
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	13,345	14,596,094
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)(b)	26,317	27,534,161
5.88%, 10/15/27 (Call 10/15/23)(a)	20,916	22,333,268
5.88%, 11/01/29 (Call 11/01/24)	12,951	13,176,995

Security	Par (000)	Value

Telecommunications (continued)
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	$15,007	$16,060,491
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	15,205	17,225,998
6.63%, 08/01/26(b)	10,329	11,757,759
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 10/01/21)(a)	24,990	25,920,253
9.50%, 09/30/22(a)	7,476	8,896,440
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/21)(a)(b)	9,213	8,880,891
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(c)	11,526	12,451,146
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	13,790	13,367,681
3.75%, 07/15/29 (Call 01/15/24)(a)(b)	15,665	15,290,047
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	20,240	20,561,069
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	17,384	17,948,980
5.25%, 03/15/26 (Call 03/15/22)(b)	11,779	12,144,149
5.38%, 05/01/25 (Call 05/01/22)(b)	12,507	12,791,400
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	21,059	21,636,097
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	16,692	16,366,322
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	20,218	20,905,412
5.38%, 06/15/29 (Call 06/15/24)(a)	16,234	16,650,204
5.63%, 04/01/25 (Call 01/01/25)(b)	7,717	8,342,463
Series W, 6.75%, 12/01/23(b)	13,939	15,360,545
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	18,490	20,600,942
Nokia OYJ, 4.38%, 06/12/27(b)	10,164	11,259,792
Sprint Communications Inc., 6.00%, 11/15/22	34,089	36,039,174
Sprint Corp.
7.13%, 06/15/24	41,751	48,109,197
7.63%, 02/15/25 (Call 11/15/24)(b)	25,109	29,816,938
7.63%, 03/01/26 (Call 11/01/25)(b)	26,576	32,766,879
7.88%, 09/15/23	71,423	80,918,688
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)	4,301	4,381,644
4.13%, 06/15/29 (Call 06/15/24)(a)	12,505	12,936,934
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	23,827	25,847,870
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)(b)	6,917	6,326,680
5.63%, 12/06/26 (Call 12/06/23)(a)	8,484	8,144,640
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	9,393	7,928,497
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)(b)	16,683	17,016,660
2.25%, 02/15/26 (Call 02/15/23)(a)	11,503	11,733,060
2.63%, 04/15/26 (Call 04/15/23)(b)	20,002	20,545,180
2.63%, 02/15/29 (Call 02/15/24)	16,840	17,117,980
2.88%, 02/15/31 (Call 02/15/26)(b)	17,399	17,872,688
3.38%, 04/15/29 (Call 04/15/24)	21,480	22,694,909
3.38%, 04/15/29 (Call 04/15/24)(a)	19,971	21,100,560
3.50%, 04/15/31 (Call 04/15/26)	22,271	23,695,899
3.50%, 04/15/31 (Call 04/15/26)(a)	18,631	19,815,000
4.75%, 02/01/28 (Call 02/01/23)	24,715	26,388,206
5.38%, 04/15/27 (Call 04/15/22)	7,616	8,050,535
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/21)(a)	11,484	11,679,113
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	12,012	12,447,435
6.50%, 07/15/28 (Call 06/17/23)(a)	6,135	6,486,570
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	23,950	24,009,875
4.75%, 07/15/31 (Call 07/15/26)(a)(b)	16,853	17,299,773

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(b)(c)	$8,998	$9,153,084
4.13%, 06/04/81 (Call 04/04/31)(b)(c)	17,249	17,504,285
7.00%, 04/04/79 (Call 01/04/29)(b)(c)	32,614	40,237,523
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	23,525	24,360,138
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/22)(a)(b)	26,286	26,002,111
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	17,631	17,929,625

		1,487,682,623

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)(b)	9,573	9,945,926
3.75%, 04/01/29 (Call 04/01/24)(a)(b)	13,765	14,477,401
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	7,281	7,960,849

		32,384,176

Transportation — 0.2%
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/21)(a)(b)	7,509	7,521,240
6.25%, 05/01/25 (Call 05/01/22)(a)(b)	21,440	22,646,000

		30,167,240

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(c)	8,394	9,120,081
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)	9,608	9,766,957
6.50%, 10/01/25 (Call 10/01/21)(a)(b)	14,432	14,886,210
9.75%, 08/01/27 (Call 08/01/23)(a)(b)	5,335	6,026,883

		39,800,131

Total Corporate Bonds & Notes — 97.8% (Cost: $19,547,770,119)		19,575,489,393

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 13.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(g)(h)(i)	2,536,859	$2,538,127,604

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	232,080	232,080,000

		2,770,207,604

Total Short-Term Investments — 13.8% (Cost: $2,769,425,945)		2,770,207,604

Total Investments in Securities — 111.6% (Cost: $22,317,196,064)		22,345,696,997

Other Assets, Less Liabilities — (11.6)%		(2,315,851,950)

Net Assets — 100.0%		$20,029,845,047

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,655,688,680	$—	$(117,293,651	)(a)	$(110,925)	$(156,500)	$2,538,127,604	2,536,859	$3,370,522	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	236,720,000	—	(4,640,000	)(a)	—	—	232,080,000	232,080	7,062		—

					$(110,925)	$(156,500)	$2,770,207,604		$3,377,584		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$19,575,489,393	$—	$19,575,489,393
Money Market Funds	2,770,207,604	—	—	2,770,207,604

	$2,770,207,604	$19,575,489,393	$—	$22,345,696,997

See notes to financial statements.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)	$7,647	$7,887,572
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)(a)	14,313	15,810,114
3.65%, 11/01/24 (Call 08/01/24)(a)	3,287	3,566,011

		27,263,697

Aerospace & Defense — 2.4%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	8,446	8,514,072
2.70%, 02/01/27 (Call 12/01/26)(a)	11,528	11,960,631
2.75%, 02/01/26 (Call 01/01/26)(a)	4,672	4,884,232
2.95%, 02/01/30 (Call 11/01/29)(a)	9,970	10,251,824
3.20%, 03/01/29 (Call 12/01/28)(a)	12,173	12,780,357
3.25%, 02/01/28 (Call 12/01/27)	5,861	6,284,376
3.25%, 02/01/35 (Call 11/01/34)(a)	7,788	7,965,688
3.60%, 05/01/34 (Call 02/01/34)(a)	10,086	10,690,502
3.63%, 02/01/31 (Call 11/01/30)	6,839	7,409,780
3.75%, 02/01/50 (Call 08/01/49)(a)	12,556	13,027,500
3.90%, 05/01/49 (Call 11/01/48)	9,596	10,114,802
3.95%, 08/01/59 (Call 02/01/59)	10,806	11,258,963
4.88%, 05/01/25 (Call 04/01/25)	33,187	37,107,716
5.04%, 05/01/27 (Call 03/01/27)(a)	20,599	23,745,611
5.15%, 05/01/30 (Call 02/01/30)(a)	45,802	54,158,946
5.71%, 05/01/40 (Call 11/01/39)	31,072	40,249,407
5.81%, 05/01/50 (Call 11/01/49)	57,856	78,548,586
5.93%, 05/01/60 (Call 11/01/59)	37,526	52,189,592
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	11,894	12,847,123
3.50%, 05/15/25 (Call 03/15/25)(a)	8,965	9,797,720
3.50%, 04/01/27 (Call 02/01/27)(a)	9,020	10,065,940
3.63%, 04/01/30 (Call 01/01/30)(a)	11,604	13,217,044
3.75%, 05/15/28 (Call 02/15/28)	9,257	10,552,477
4.25%, 04/01/40 (Call 10/01/39)	9,169	11,396,764
4.25%, 04/01/50 (Call 10/01/49)	9,689	12,547,368
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	24,228	28,021,027
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	7,227	7,383,530
2.90%, 03/01/25 (Call 12/01/24)(a)	8,593	9,177,118
3.55%, 01/15/26 (Call 10/15/25)(a)	21,876	24,189,346
3.80%, 03/01/45 (Call 09/01/44)	12,532	14,773,613
4.07%, 12/15/42(a)	16,462	20,204,886
4.09%, 09/15/52 (Call 03/15/52)(a)	14,121	17,802,146
4.70%, 05/15/46 (Call 11/15/45)	14,662	19,645,508
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)(a)	10,195	10,841,261
3.20%, 02/01/27 (Call 11/01/26)(a)	9,950	10,842,795
3.25%, 01/15/28 (Call 10/15/27)	20,923	22,855,201
4.03%, 10/15/47 (Call 04/15/47)(a)	21,495	25,744,688
4.40%, 05/01/30 (Call 02/01/30)(a)	9,188	10,904,970
4.75%, 06/01/43	12,226	15,814,677
5.25%, 05/01/50 (Call 11/01/49)	10,983	15,668,337
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	10,000	9,867,589
2.25%, 07/01/30 (Call 04/01/30)(a)	15,980	16,346,811
2.82%, 09/01/51 (Call 03/01/51)	7,550	7,431,297
3.13%, 05/04/27 (Call 02/04/27)	12,501	13,631,027
3.13%, 07/01/50 (Call 01/01/50)	9,331	9,711,345
3.50%, 03/15/27 (Call 12/15/26)	14,164	15,654,053

Security	Par (000)	Value

Aerospace & Defense (continued)
3.75%, 11/01/46 (Call 05/01/46)	$11,948	$13,586,189
3.95%, 08/16/25 (Call 06/16/25)	17,462	19,357,402
4.13%, 11/16/28 (Call 08/16/28)	29,155	33,550,787
4.15%, 05/15/45 (Call 11/16/44)	10,364	12,368,952
4.35%, 04/15/47 (Call 10/15/46)	9,411	11,630,920
4.45%, 11/16/38 (Call 05/16/38)	8,471	10,354,612
4.50%, 06/01/42(a)	37,162	46,412,726
4.63%, 11/16/48 (Call 05/16/48)(a)	18,689	24,160,072
5.70%, 04/15/40	11,460	16,002,848
6.13%, 07/15/38(a)	11,602	16,562,218
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)(a)	5,541	5,782,060

		1,017,847,032

Agriculture — 1.7%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	7,434	7,756,536
2.45%, 02/04/32 (Call 11/04/31)	18,322	17,911,146
3.40%, 05/06/30 (Call 02/06/30)(a)	9,000	9,642,857
3.40%, 02/04/41 (Call 08/04/40)(a)	16,342	15,712,511
3.70%, 02/04/51 (Call 08/04/50)	12,159	11,809,062
3.88%, 09/16/46 (Call 03/16/46)(a)	17,013	17,167,512
4.00%, 02/04/61 (Call 08/04/60)	7,595	7,452,840
4.25%, 08/09/42(a)	11,131	11,804,273
4.40%, 02/14/26 (Call 12/14/25)	12,539	14,165,515
4.80%, 02/14/29 (Call 11/14/28)	20,941	24,346,985
5.38%, 01/31/44(a)	20,390	24,526,623
5.80%, 02/14/39 (Call 08/14/38)	22,622	28,281,022
5.95%, 02/14/49 (Call 08/14/48)(a)	25,782	33,447,636
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	11,519	12,288,717
3.25%, 03/27/30 (Call 12/27/29)(a)	13,042	14,526,335
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(a)	20,008	20,082,974
2.73%, 03/25/31 (Call 12/25/30)(a)	12,472	12,470,557
2.79%, 09/06/24 (Call 08/06/24)(a)	4,160	4,371,032
3.22%, 08/15/24 (Call 06/15/24)(a)	4,118	4,372,513
3.22%, 09/06/26 (Call 07/06/26)	13,875	14,831,315
3.56%, 08/15/27 (Call 05/15/27)(a)	37,754	40,843,818
3.73%, 09/25/40 (Call 03/25/40)(a)	8,462	8,387,199
3.98%, 09/25/50 (Call 03/25/50)(a)	11,253	11,144,756
4.39%, 08/15/37 (Call 02/15/37)(a)	25,150	27,344,488
4.54%, 08/15/47 (Call 02/15/47)(a)	27,525	29,448,411
4.70%, 04/02/27 (Call 02/02/27)(a)	13,750	15,614,433
4.76%, 09/06/49 (Call 03/06/49)	11,625	12,783,239
4.91%, 04/02/30 (Call 01/02/30)(a)	10,750	12,467,562
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)(a)	17,278	17,389,711
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	11,555	11,855,913
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	9,853	9,741,189
1.50%, 05/01/25 (Call 04/01/25)(a)	8,877	9,055,212
1.75%, 11/01/30 (Call 08/01/30)(a)	8,290	8,089,918
2.10%, 05/01/30 (Call 02/01/30)(a)	6,153	6,211,582
2.75%, 02/25/26 (Call 11/25/25)	8,762	9,365,251
3.25%, 11/10/24(a)	4,611	4,980,910
3.38%, 08/11/25 (Call 05/11/25)(a)	8,191	8,914,428
3.38%, 08/15/29 (Call 05/15/29)(a)	8,794	9,746,651
3.88%, 08/21/42(a)	9,765	10,755,325
4.13%, 03/04/43	10,067	11,447,690

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.25%, 11/10/44(a)	$10,137	$11,881,631
4.38%, 11/15/41	9,327	10,950,478
4.88%, 11/15/43(a)	8,758	10,966,059
6.38%, 05/16/38	17,225	24,600,137
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)(a)	25,306	28,063,886
5.70%, 08/15/35 (Call 02/15/35)(a)	6,776	8,269,008
5.85%, 08/15/45 (Call 02/15/45)	25,684	31,741,402

		709,028,248

Airlines — 0.1%
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)	22,476	26,292,537
5.25%, 05/04/25 (Call 04/04/25)(a)	13,261	15,011,468

		41,304,005

Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	12,278	13,085,319
2.40%, 03/27/25 (Call 02/27/25)	7,959	8,421,123
2.75%, 03/27/27 (Call 01/27/27)(a)	11,888	12,857,009
2.85%, 03/27/30 (Call 12/27/29)(a)	16,628	18,156,471
3.25%, 03/27/40 (Call 09/27/39)	10,451	11,654,672
3.38%, 03/27/50 (Call 09/27/49)	12,942	14,880,244
3.88%, 11/01/45 (Call 05/01/45)(a)	11,328	13,882,456
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)(a)	11,159	11,688,339
2.95%, 04/23/30 (Call 01/23/30)(a)	8,701	9,289,040

		113,914,673

Auto Manufacturers — 1.3%
American Honda Finance Corp.
1.00%, 09/10/25	6,947	6,958,669
1.20%, 07/08/25(a)	10,586	10,684,822
2.00%, 03/24/28(a)	12,205	12,564,148
2.15%, 09/10/24(a)	3,730	3,889,083
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	10,361	10,023,412
Daimler Finance North America LLC, 8.50%, 01/18/31(a)	16,937	25,915,773
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	8,481	9,499,526
5.00%, 10/01/28 (Call 07/01/28)(a)	6,508	7,608,517
5.00%, 04/01/35(a)	9,004	10,833,739
5.15%, 04/01/38 (Call 10/01/37)(a)	11,220	13,601,791
5.20%, 04/01/45	16,011	19,811,145
5.40%, 04/01/48 (Call 10/01/47)(a)	7,931	10,087,240
5.95%, 04/01/49 (Call 10/01/48)	10,348	14,096,003
6.13%, 10/01/25 (Call 09/01/25)(a)	22,690	26,774,234
6.25%, 10/02/43(a)	14,966	20,493,842
6.60%, 04/01/36 (Call 10/01/35)	11,816	16,189,732
6.75%, 04/01/46 (Call 10/01/45)(a)	8,710	12,631,818
6.80%, 10/01/27 (Call 08/01/27)	10,533	13,273,460
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)(a)	17,717	17,593,890
1.50%, 06/10/26 (Call 05/10/26)	14,244	14,243,209
2.35%, 01/08/31 (Call 10/08/30)(a)	10,284	10,165,553
2.40%, 04/10/28 (Call 02/10/28)	11,316	11,537,894
2.70%, 08/20/27 (Call 06/20/27)(a)	9,936	10,373,004
2.70%, 06/10/31 (Call 03/10/31)	11,751	11,927,028
2.75%, 06/20/25 (Call 05/20/25)	15,083	15,864,227
2.90%, 02/26/25 (Call 01/26/25)	14,345	15,157,268
3.50%, 11/07/24 (Call 09/07/24)	6,834	7,317,926

Security	Par (000)	Value

Auto Manufacturers (continued)
3.60%, 06/21/30 (Call 03/21/30)	$11,769	$12,785,903
4.00%, 01/15/25 (Call 10/15/24)	7,296	7,933,764
4.00%, 10/06/26 (Call 07/06/26)	9,142	10,118,690
4.30%, 07/13/25 (Call 04/13/25)	6,985	7,715,425
4.35%, 04/09/25 (Call 02/09/25)(a)	10,970	12,099,367
4.35%, 01/17/27 (Call 10/17/26)(a)	14,185	16,006,516
5.25%, 03/01/26 (Call 12/01/25)	14,319	16,485,658
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)	12,885	13,057,649
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	11,658	11,586,180
1.80%, 02/13/25(a)	15,917	16,412,781
1.90%, 04/06/28(a)	8,794	9,020,332
2.15%, 02/13/30	9,906	10,243,846
3.00%, 04/01/25	13,781	14,785,103
3.20%, 01/11/27(a)	10,067	11,083,240
3.38%, 04/01/30(a)	10,306	11,605,593

		540,057,000

Auto Parts & Equipment — 0.1%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	14,762	15,689,138
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)(a)	9,033	9,335,148

		25,024,286

Banks — 22.9%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	8,714	9,714,973
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	10,606	10,562,563
Banco Santander SA
1.85%, 03/25/26	17,614	17,892,241
2.75%, 05/28/25(a)	14,768	15,568,547
2.75%, 12/03/30(a)	13,766	13,795,901
2.96%, 03/25/31(a)	10,343	10,739,500
3.31%, 06/27/29	12,630	13,862,636
3.49%, 05/28/30	14,009	15,208,480
3.80%, 02/23/28	12,947	14,352,829
4.25%, 04/11/27	12,669	14,334,568
4.38%, 04/12/28(a)	11,964	13,711,102
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)(b)	14,904	14,954,846
1.20%, 10/24/26 (Call 10/24/25)(b)	23,311	23,217,406
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	27,334	27,432,085
1.73%, 07/22/27 (Call 07/22/26)(b)	47,192	47,783,122
1.90%, 07/23/31 (Call 07/23/30)(b)	21,093	20,652,049
1.92%, 10/24/31 (Call 10/24/30)(b)	21,261	20,820,289
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)	13,435	13,836,955
2.09%, 06/14/29 (Call 06/14/28)(b)	23,643	23,993,321
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(b)	34,796	35,013,910
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(b)	15,827	16,576,798
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(b)	27,706	28,500,627
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)(b)	18,934	19,564,640
2.68%, 06/19/41 (Call 06/19/40)(b)	40,887	40,209,646
2.69%, 04/22/32 (Call 04/22/31)(a)(b)	36,986	38,475,918

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(b)	$10,784	$10,584,997
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(b)	17,426	18,453,106
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(b)	18,527	18,723,614
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)(b)	10,367	11,040,147
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(b)	19,673	21,288,688
3.25%, 10/21/27 (Call 10/21/26)(a)	21,287	23,221,686
3.31%, 04/22/42 (Call 04/22/41)(b)	29,689	32,065,266
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	12,655	13,595,332
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(b)	49,108	53,913,547
3.50%, 04/19/26	22,688	24,985,491
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)(b)	28,018	30,737,024
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(b)	17,880	19,783,877
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	17,343	19,239,150
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(b)	17,965	20,016,855
3.88%, 08/01/25(a)	15,736	17,463,476
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.190%)(b)	10,823	12,718,461
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)(b)	21,817	24,602,664
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(b)	23,861	27,092,464
4.00%, 01/22/25	19,070	20,853,611
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(b)	12,452	14,631,188
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.150%)(b)	47,763	57,590,256
4.20%, 08/26/24	9,269	10,162,087
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(b)	18,332	21,732,676
4.25%, 10/22/26(a)	17,563	19,939,249
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(b)	18,711	21,500,245
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(b)	25,105	31,281,119
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)(b)	16,438	20,622,104
4.45%, 03/03/26	18,267	20,614,638
5.00%, 01/21/44	17,437	23,397,383
5.88%, 02/07/42(a)	12,377	18,070,962
6.11%, 01/29/37	17,263	23,786,481
7.75%, 05/14/38(a)	14,979	23,743,677
Series L, 3.95%, 04/21/25(a)	22,493	24,632,941
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	17,500	19,666,423
Series N, 1.66%, 03/11/27 (Call 03/11/26)(b)	24,338	24,629,922
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(b)	17,100	17,741,029
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(a)(b)	10,279	11,397,636
Bank of America N.A., 6.00%, 10/15/36(a)	12,060	16,898,067

Security	Par (000)	Value

Banks (continued)
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26)(b)	$12,603	$12,478,208
1.85%, 05/01/25(a)	18,031	18,640,423
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)(a)	15,737	16,171,163
2.10%, 10/24/24(a)	6,874	7,193,849
2.45%, 08/17/26 (Call 05/17/26)(a)	9,630	10,244,102
2.80%, 05/04/26 (Call 02/04/26)(a)	10,441	11,253,567
3.25%, 05/16/27 (Call 02/16/27)	9,600	10,586,003
3.30%, 08/23/29 (Call 05/23/29)	7,990	8,889,539
3.40%, 01/29/28 (Call 10/29/27)	8,035	8,967,735
3.85%, 04/28/28(a)	11,584	13,368,330
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	8,657	9,305,323
Bank of Nova Scotia (The)
0.65%, 07/31/24	7,810	7,815,235
1.05%, 03/02/26	11,335	11,277,677
1.30%, 06/11/25(a)	8,832	8,935,616
1.35%, 06/24/26(a)	12,523	12,606,908
2.20%, 02/03/25(a)	6,009	6,278,697
2.70%, 08/03/26(a)	15,981	17,086,030
4.50%, 12/16/25(a)	14,248	16,145,020
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30)(a)(b)	10,612	10,819,717
2.67%, 03/10/32 (Call 03/10/31)(b)	10,808	10,978,695
2.85%, 05/07/26 (Call 05/07/25)(a)(b)	20,193	21,367,465
3.65%, 03/16/25(a)	22,637	24,542,832
4.34%, 01/10/28 (Call 01/10/27)(a)	14,502	16,334,274
4.38%, 09/11/24(a)	8,479	9,257,170
4.38%, 01/12/26(a)	28,937	32,544,295
4.84%, 05/09/28 (Call 05/07/27)(a)	21,744	24,620,212
4.95%, 01/10/47	14,386	18,953,769
4.97%, 05/16/29 (Call 05/16/28)(a)(b)	22,343	26,259,976
5.20%, 05/12/26(a)	22,447	25,816,997
5.25%, 08/17/45(a)	17,536	23,793,159
BNP Paribas SA, 4.25%, 10/15/24	6,853	7,524,072
Canadian Imperial Bank of Commerce
1.25%, 06/22/26(a)	26,650	26,650,314
2.25%, 01/28/25(a)	5,044	5,270,783
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26)(b)	25,705	25,474,048
1.46%, 06/09/27 (Call 06/09/26)(b)	31,595	31,692,240
2.56%, 05/01/32 (Call 05/01/31)(b)	29,262	30,087,484
2.57%, 06/03/31 (Call 06/03/30)(a)(b)	36,103	37,244,108
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(b)	22,455	23,373,573
2.98%, 11/05/30 (Call 11/05/29)(b)	26,264	27,987,394
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)(b)	34,916	37,340,902
3.20%, 10/21/26 (Call 07/21/26)(a)	32,799	35,659,929
3.30%, 04/27/25(a)	17,022	18,470,913
3.40%, 05/01/26(a)	21,153	23,182,087
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(b)	25,261	27,801,211
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)(b)	29,750	32,972,166
3.70%, 01/12/26	22,406	24,771,906
3.88%, 03/26/25(a)	11,837	12,953,582
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(a)(b)	9,690	11,253,132

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(b)	$28,609	$31,858,962
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)(b)	24,797	28,159,478
4.00%, 08/05/24	1,799	1,956,167
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)(b)	21,411	24,253,511
4.13%, 07/25/28(a)	23,012	26,019,390
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)(b)	14,221	17,870,093
4.30%, 11/20/26	9,629	10,921,096
4.40%, 06/10/25	29,928	33,291,934
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)(b)	39,071	45,704,717
4.45%, 09/29/27	38,975	44,615,657
4.60%, 03/09/26(a)	17,471	19,897,687
4.65%, 07/30/45(a)	11,958	15,560,154
4.65%, 07/23/48 (Call 06/23/48)(a)	24,111	31,988,129
4.75%, 05/18/46	22,227	28,601,770
5.30%, 05/06/44(a)	10,003	13,548,717
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(a)(b)	14,407	19,463,217
5.50%, 09/13/25(a)	16,649	19,345,082
5.88%, 01/30/42(a)	11,945	17,314,860
6.63%, 06/15/32	11,745	16,092,952
6.68%, 09/13/43(a)	11,661	18,106,705
8.13%, 07/15/39(a)	20,697	35,653,776
Citizens Bank N.A./Providence RI, 2.25%, 04/28/25 (Call 03/28/25)(a)	7,188	7,512,010
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)(a)	8,765	9,552,994
Cooperatieve Rabobank U.A.
3.38%, 05/21/25	10,947	11,981,073
3.75%, 07/21/26(a)	17,239	19,073,928
4.38%, 08/04/25	15,640	17,471,821
5.25%, 05/24/41(a)	15,575	21,804,229
5.25%, 08/04/45(a)	14,385	19,504,000
5.75%, 12/01/43(a)	11,745	16,760,691
Credit Suisse AG/New York NY
1.25%, 08/07/26	18,635	18,533,422
2.95%, 04/09/25(a)	17,459	18,638,554
3.63%, 09/09/24	12,428	13,470,530
Credit Suisse Group AG
3.75%, 03/26/25(a)	28,603	31,015,223
4.55%, 04/17/26(a)	23,075	26,128,459
4.88%, 05/15/45(a)	19,307	24,903,147
Deutsche Bank AG/New York NY
1.69%, 03/19/26	12,293	12,448,859
2.13%, 11/24/26 (Call 11/24/25)(b)	21,051	21,496,719
3.04%, 05/28/32 (Call 05/28/31)(b)	16,125	16,631,996
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)(b)	15,758	17,016,383
3.96%, 11/26/25 (Call 11/26/24)(b)	19,141	20,775,787
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	2,061	2,153,922
3.45%, 07/27/26 (Call 04/27/26)	12,193	13,311,003
4.65%, 09/13/28 (Call 06/13/28)(a)	11,737	13,771,571
Fifth Third Bancorp.
2.38%, 01/28/25 (Call 12/28/24)	7,881	8,248,518
2.55%, 05/05/27 (Call 04/05/27)	9,641	10,232,938

Security	Par (000)	Value

Banks (continued)
8.25%, 03/01/38	$12,273	$20,588,888
Fifth Third Bank NA
3.85%, 03/15/26 (Call 02/15/26)(a)	9,255	10,291,345
3.95%, 07/28/25 (Call 06/28/25)	8,947	10,018,273
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(b)	6,718	6,677,830
1.09%, 12/09/26 (Call 12/09/25)(b)	19,608	19,477,038
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	31,278	31,389,384
1.54%, 09/10/27 (Call 09/10/26)(b)	33,170	33,337,160
1.99%, 01/27/32 (Call 01/27/31)(a)(b)	21,074	20,666,874
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(b)	47,112	47,621,851
2.60%, 02/07/30 (Call 11/07/29)(a)	19,846	20,676,825
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	35,983	37,070,435
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(b)	21,030	21,252,047
3.21%, 04/22/42 (Call 04/22/41)(b)	24,796	26,188,605
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	26,296	28,158,414
3.50%, 01/23/25 (Call 10/23/24)(a)	21,210	22,844,421
3.50%, 04/01/25 (Call 03/01/25)	38,044	41,203,197
3.50%, 11/16/26 (Call 11/16/25)	28,923	31,504,158
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(b)	26,784	29,781,448
3.75%, 05/22/25 (Call 02/22/25)	24,434	26,650,340
3.75%, 02/25/26 (Call 11/25/25)(a)	18,805	20,781,016
3.80%, 03/15/30 (Call 12/15/29)	29,693	33,507,470
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(b)	25,130	28,171,403
3.85%, 01/26/27 (Call 01/26/26)(a)	33,977	37,539,135
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(b)	27,574	32,281,886
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(b)	32,952	37,703,112
4.25%, 10/21/25(a)	22,603	25,228,537
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(b)	16,172	19,721,803
4.75%, 10/21/45 (Call 04/21/45)(a)	16,144	21,252,961
4.80%, 07/08/44 (Call 01/08/44)(a)	19,429	25,325,124
5.15%, 05/22/45	22,117	29,664,665
5.95%, 01/15/27	9,106	11,081,134
6.13%, 02/15/33	12,342	16,774,289
6.25%, 02/01/41	26,843	39,845,432
6.75%, 10/01/37(a)	61,588	89,800,521
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26)(a)(b)	23,730	23,793,739
1.65%, 04/18/26 (Call 04/18/25)(b)	23,679	23,986,616
2.01%, 09/22/28 (Call 09/22/27)(a)(b)	18,125	18,305,103
2.10%, 06/04/26 (Call 06/04/25)(b)	21,551	22,160,018
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(a)(b)	22,437	22,626,368
2.36%, 08/18/31 (Call 08/18/30)(b)	12,009	12,035,661
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b)	22,751	23,816,102
2.80%, 05/24/32 (Call 05/24/31)(a)(b)	31,196	32,206,598
2.85%, 06/04/31 (Call 06/04/30)(a)(b)	18,512	19,333,335
3.90%, 05/25/26(a)	23,883	26,563,692

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.97%, 05/22/30 (Call 05/22/29)(b)	$28,401	$31,879,174
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)(b)	27,967	31,199,624
4.25%, 08/18/25(a)	18,393	20,347,357
4.29%, 09/12/26 (Call 09/12/25)(a)(b)	26,279	29,182,438
4.30%, 03/08/26	33,402	37,648,226
4.38%, 11/23/26	18,067	20,332,174
4.58%, 06/19/29 (Call 06/19/28)(a)(b)	32,610	37,666,878
4.95%, 03/31/30(a)	26,007	31,460,577
5.25%, 03/14/44(a)	18,582	24,621,834
6.10%, 01/14/42(a)	4,309	6,362,077
6.50%, 05/02/36	21,453	29,778,246
6.50%, 09/15/37(a)	28,017	39,251,789
6.80%, 06/01/38(a)	18,358	26,519,601
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)(a)	7,822	8,230,303
2.63%, 08/06/24 (Call 07/06/24)	1,856	1,953,306
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26)(b)	13,738	13,938,442
2.73%, 04/01/32 (Call 04/01/31)(a)(b)	9,743	10,136,410
3.95%, 03/29/27(a)	17,824	20,039,455
4.05%, 04/09/29(a)	9,621	11,092,776
4.55%, 10/02/28(a)	13,597	16,019,941
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26)(b)	19,442	19,201,471
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)(b)	28,843	28,589,686
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	27,963	28,234,893
1.76%, 11/19/31 (Call 11/19/30)(b)	15,516	15,030,799
1.95%, 02/04/32 (Call 02/04/31)(a)(b)	27,757	27,195,126
2.01%, 03/13/26 (Call 03/13/25)(b)	24,745	25,510,368
2.07%, 06/01/29 (Call 06/01/28)(b)	24,410	24,743,926
2.08%, 04/22/26 (Call 04/22/25)(b)	36,233	37,400,156
2.18%, 06/01/28 (Call 06/01/27)(b)	14,927	15,407,758
2.30%, 10/15/25 (Call 10/15/24)(b)	13,106	13,645,666
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)(b)	24,620	25,516,665
2.53%, 11/19/41 (Call 11/19/40)(a)(b)	17,186	16,680,668
2.58%, 04/22/32 (Call 04/22/31)(b)	35,116	36,199,153
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(b)	41,093	43,268,957
2.95%, 10/01/26 (Call 07/01/26)(a)	30,973	33,383,486
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(b)	16,266	17,116,321
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(b)	24,791	25,976,530
3.13%, 01/23/25 (Call 10/23/24)	18,497	19,808,948
3.16%, 04/22/42 (Call 04/22/41)(b)	21,481	22,713,509
3.20%, 06/15/26 (Call 03/15/26)(a)	18,265	19,845,087
3.30%, 04/01/26 (Call 01/01/26)(a)	24,340	26,556,228
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(b)	36,631	39,868,052
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(b)	22,307	24,648,425
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)(b)	26,051	28,723,476
3.63%, 12/01/27 (Call 12/01/26)(a)	13,611	14,978,734
3.70%, 05/06/30 (Call 05/06/29)(a)(b)	26,444	29,637,430

Security	Par (000)	Value

Banks (continued)
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(b)	$30,063	$33,436,718
3.88%, 09/10/24(a)	12,382	13,478,097
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(a)(b)	23,177	26,940,977
3.90%, 07/15/25 (Call 04/15/25)	25,631	28,229,325
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(a)(b)	19,844	23,237,574
3.96%, 01/29/27 (Call 01/29/26)(a)(b)	19,374	21,577,531
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(a)(b)	33,947	40,225,610
4.01%, 04/23/29 (Call 04/23/28)(b)	25,224	28,643,138
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(b)	15,153	18,101,821
4.13%, 12/15/26(a)	21,974	24,938,381
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(b)	25,168	28,909,951
4.25%, 10/01/27(a)	15,068	17,297,736
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(a)(b)	21,423	26,425,493
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)(b)	25,636	29,928,115
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(a)(b)	28,894	34,208,372
4.85%, 02/01/44(a)	9,456	12,565,800
4.95%, 06/01/45	16,064	21,400,249
5.40%, 01/06/42(a)	12,914	18,044,279
5.50%, 10/15/40(a)	15,948	22,190,025
5.60%, 07/15/41	19,902	27,989,285
5.63%, 08/16/43	12,104	17,098,526
6.40%, 05/15/38	27,367	40,547,976
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25	13,972	15,243,731
KeyCorp.
2.25%, 04/06/27	12,323	12,852,206
2.55%, 10/01/29(a)	10,367	10,912,528
4.10%, 04/30/28	9,607	11,108,370
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(a)(b)	12,010	12,075,900
2.44%, 02/05/26 (Call 02/05/25)(a)(b)	13,863	14,452,183
3.57%, 11/07/28 (Call 11/07/27)(b)	18,524	20,352,880
3.75%, 01/11/27(a)	16,551	18,354,594
4.34%, 01/09/48(a)	17,650	21,201,300
4.38%, 03/22/28(a)	16,363	18,842,749
4.45%, 05/08/25	17,602	19,703,432
4.50%, 11/04/24	6,713	7,406,504
4.55%, 08/16/28	11,161	13,044,649
4.58%, 12/10/25(a)	15,019	16,922,100
4.65%, 03/24/26	14,634	16,592,427
5.30%, 12/01/45(a)	7,395	9,887,585
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25(a)	19,614	19,852,359
1.54%, 07/20/27 (Call 07/20/26)(b)	24,071	24,220,722
2.05%, 07/17/30(a)	15,531	15,569,685
2.19%, 02/25/25	28,314	29,455,541
2.31%, 07/20/32 (Call 07/20/31)(b)	21,842	22,038,910
2.56%, 02/25/30(a)	13,994	14,599,621
2.76%, 09/13/26	13,071	13,950,623
3.20%, 07/18/29	19,913	21,694,620
3.29%, 07/25/27(a)	6,989	7,733,665
3.68%, 02/22/27(a)	10,506	11,737,126

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.74%, 03/07/29	$15,920	$17,973,408
3.75%, 07/18/39(a)	17,606	20,229,005
3.78%, 03/02/25	5,348	5,857,506
3.85%, 03/01/26(a)	27,385	30,570,601
3.96%, 03/02/28	11,213	12,762,797
4.05%, 09/11/28(a)	9,770	11,245,626
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(b)	15,356	15,221,784
1.55%, 07/09/27 (Call 07/09/26)(a)(b)	19,443	19,570,490
1.98%, 09/08/31 (Call 09/08/30)(a)(b)	4,566	4,493,006
2.20%, 07/10/31 (Call 07/10/30)(b)	10,748	10,753,540
2.23%, 05/25/26 (Call 05/25/25)(b)	6,486	6,728,927
2.84%, 09/13/26(a)	11,327	12,106,034
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(a)(b)	9,174	9,905,438
3.17%, 09/11/27(a)	14,662	15,969,825
4.02%, 03/05/28(a)	12,165	13,939,769
4.25%, 09/11/29 (Call 09/11/28)(a)(b)	12,022	13,851,504
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25)(b)	24,696	24,410,662
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	34,281	34,382,523
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	39,507	39,913,089
1.79%, 02/13/32 (Call 02/13/31)(a)(b)	26,101	25,280,507
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(b)	27,962	27,240,497
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)(b)	33,553	34,849,575
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(b)	39,607	39,696,817
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(b)	39,589	41,495,385
2.80%, 01/25/52 (Call 01/25/51)(b)	22,831	22,733,183
3.13%, 07/27/26(a)	33,932	36,802,023
3.22%, 04/22/42 (Call 04/22/41)(a)(b)	18,436	19,689,867
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(b)	32,029	35,611,043
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)(b)	34,788	38,989,768
3.63%, 01/20/27(a)	33,536	37,261,548
3.70%, 10/23/24	19,426	21,158,327
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(b)	34,146	38,204,607
3.88%, 01/27/26(a)	32,402	36,132,666
3.95%, 04/23/27	22,166	24,890,361
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)(b)	21,796	25,529,650
4.00%, 07/23/25	32,321	35,859,577
4.30%, 01/27/45(a)	28,081	34,903,125
4.35%, 09/08/26	24,803	28,178,584
4.38%, 01/22/47(a)	21,978	27,803,902
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)(b)	31,355	36,628,394
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 1.431%)(b)	11,633	14,378,176
5.00%, 11/24/25(a)	21,388	24,635,823
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)(b)	22,518	33,879,991
6.38%, 07/24/42	20,665	31,876,194

Security	Par (000)	Value

Banks (continued)
7.25%, 04/01/32(a)	$11,178	$16,332,978
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)(b)	4,452	4,451,345
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	14,962	15,979,283
3.38%, 01/14/26(a)	8,717	9,609,823
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)(b)	20,524	20,644,636
3.07%, 05/22/28 (Call 05/22/27)(a)(b)	10,123	10,798,802
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(b)	12,647	14,643,686
4.80%, 04/05/26(a)	23,172	26,549,159
4.89%, 05/18/29 (Call 05/18/28)(a)(b)	20,143	23,655,726
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)(b)	18,708	22,415,202
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	9,005	9,181,803
3.95%, 10/30/25(a)	6,789	7,653,648
PNC Bank N.A.
2.70%, 10/22/29	9,919	10,576,606
2.95%, 02/23/25 (Call 01/24/25)	9,546	10,232,184
3.10%, 10/25/27 (Call 09/25/27)(a)	9,697	10,672,564
3.25%, 06/01/25 (Call 05/02/25)(a)	10,495	11,399,172
4.05%, 07/26/28	15,109	17,502,281
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31)(a)(b)	14,040	14,457,461
2.55%, 01/22/30 (Call 10/24/29)	23,152	24,313,020
2.60%, 07/23/26 (Call 05/23/26)(a)	10,074	10,779,813
3.15%, 05/19/27 (Call 04/19/27)(a)	9,935	10,923,254
3.45%, 04/23/29 (Call 01/23/29)	19,153	21,382,811
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	5,899	6,158,241
Royal Bank of Canada
0.88%, 01/20/26(a)	16,784	16,654,233
1.15%, 06/10/25	15,920	16,019,371
1.15%, 07/14/26	20,650	20,646,428
1.20%, 04/27/26	20,872	20,908,875
2.25%, 11/01/24	13,926	14,616,480
4.65%, 01/27/26(a)	18,665	21,366,833
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)(a)	13,172	14,105,365
3.45%, 06/02/25 (Call 05/02/25)	11,389	12,231,098
4.40%, 07/13/27 (Call 04/14/27)(a)	14,513	16,362,516
4.50%, 07/17/25 (Call 04/17/25)	13,893	15,382,602
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(a)(b)	9,798	9,842,957
3.82%, 11/03/28 (Call 11/03/27)(b)	9,742	10,777,934
Santander UK Group Holdings PLC., 1.67%, 06/14/27 (Call 06/14/26)(b)	13,540	13,588,139
State Street Corp.
2.20%, 03/03/31	9,899	10,108,922
2.40%, 01/24/30(a)	6,702	7,062,339
2.65%, 05/19/26(a)	9,907	10,624,236
3.30%, 12/16/24(a)	5,391	5,855,830
3.55%, 08/18/25(a)	17,613	19,457,747
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	11,385	11,295,403
1.47%, 07/08/25	29,075	29,494,869
2.13%, 07/08/30	18,031	18,151,572
2.14%, 09/23/30	10,976	10,763,590

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.35%, 01/15/25(a)	$10,472	$10,938,619
2.45%, 09/27/24	9,471	9,943,818
2.63%, 07/14/26(a)	25,618	27,263,021
2.75%, 01/15/30	17,502	18,536,582
3.01%, 10/19/26(a)	16,129	17,461,152
3.04%, 07/16/29(a)	29,493	31,736,798
3.35%, 10/18/27(a)	11,710	12,919,917
3.36%, 07/12/27(a)	14,194	15,646,791
3.45%, 01/11/27	15,068	16,637,507
3.54%, 01/17/28(a)	9,865	10,975,949
3.78%, 03/09/26	20,520	22,886,701
3.94%, 07/19/28	4,821	5,506,718
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	10,963	10,874,387
0.75%, 01/06/26(a)	18,861	18,666,898
1.15%, 06/12/25(a)	14,882	15,023,912
Toronto-Dominion Bank. (The), 1.20%, 06/03/26	18,486	18,599,528
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	16,885	17,283,871
2.15%, 12/06/24 (Call 11/05/24)	7,165	7,488,682
2.25%, 03/11/30 (Call 12/11/29)(a)	14,616	14,978,980
3.30%, 05/15/26 (Call 04/15/26)(a)	10,294	11,307,701
3.63%, 09/16/25 (Call 08/16/25)(a)	15,805	17,388,710
3.80%, 10/30/26 (Call 09/30/26)(a)	9,826	11,029,768
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	8,644	8,532,633
1.20%, 08/05/25 (Call 07/06/25)(a)	9,598	9,718,845
1.27%, 03/02/27 (Call 03/02/26)(b)	15,623	15,659,047
1.89%, 06/07/29 (Call 06/07/28)(a)(b)	18,305	18,531,182
1.95%, 06/05/30 (Call 03/05/30)(a)	7,962	8,092,939
2.50%, 08/01/24 (Call 07/01/24)(a)	1,337	1,408,218
3.70%, 06/05/25 (Call 05/05/25)(a)	12,611	13,913,969
4.00%, 05/01/25 (Call 03/01/25)	11,348	12,575,968
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	16,981	16,433,106
1.45%, 05/12/25 (Call 04/11/25)	18,239	18,658,705
2.40%, 07/30/24 (Call 06/28/24)(a)	1,543	1,623,405
3.00%, 07/30/29 (Call 04/30/29)(a)	12,550	13,658,009
3.10%, 04/27/26 (Call 03/27/26)(a)	9,826	10,701,817
3.60%, 09/11/24 (Call 08/11/24)	4,550	4,940,065
3.90%, 04/26/28 (Call 03/24/28)(a)	10,090	11,638,038
3.95%, 11/17/25 (Call 10/17/25)(a)	9,420	10,573,450
Series V, 2.38%, 07/22/26 (Call 06/22/26)	15,611	16,605,978
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	16,226	17,876,723
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(a)	9,962	10,395,744
2.80%, 01/27/25 (Call 12/27/24)(a)	5,046	5,385,673
Wachovia Corp., 5.50%, 08/01/35	9,391	12,282,399
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25)(b)	33,159	34,420,843
2.19%, 04/30/26 (Call 04/30/25)(a)(b)	33,536	34,838,515
2.39%, 06/02/28 (Call 06/02/27)(b)	34,089	35,530,280
2.41%, 10/30/25 (Call 10/30/24)(a)(b)	30,185	31,540,162
2.57%, 02/11/31 (Call 02/11/30)(b)	32,664	33,864,614
2.88%, 10/30/30 (Call 10/30/29)(b)	39,045	41,445,096
3.00%, 02/19/25	23,130	24,679,162
3.00%, 04/22/26	37,718	40,825,096
3.00%, 10/23/26(a)	39,667	42,873,835
3.07%, 04/30/41 (Call 04/30/40)(b)	37,883	39,678,514
3.20%, 06/17/27 (Call 06/17/26)(b)	28,105	30,441,863

Security	Par (000)	Value

Banks (continued)
3.30%, 09/09/24	$7,059	$7,605,827
3.55%, 09/29/25	27,036	29,687,110
3.58%, 05/22/28 (Call 05/22/27)(a)(b)	30,319	33,640,380
3.90%, 05/01/45(a)	22,082	26,390,035
4.10%, 06/03/26(a)	25,994	29,200,654
4.15%, 01/24/29 (Call 10/24/28)	28,426	32,710,719
4.30%, 07/22/27(a)	26,532	30,416,195
4.40%, 06/14/46	22,204	27,089,675
4.48%, 04/04/31 (Call 04/04/30)(b)	27,612	32,709,363
4.65%, 11/04/44(a)	21,561	26,875,459
4.75%, 12/07/46(a)	21,514	27,346,955
4.90%, 11/17/45	21,161	27,380,781
5.01%, 04/04/51 (Call 04/04/50)(a)(b)	60,121	83,748,457
5.38%, 11/02/43(a)	18,116	24,359,127
5.61%, 01/15/44	24,802	34,400,148
Wells Fargo Bank N.A.
5.85%, 02/01/37(a)	11,263	15,477,839
6.60%, 01/15/38	15,953	23,486,075
Westpac Banking Corp.
1.15%, 06/03/26(a)	17,869	17,987,314
2.15%, 06/03/31(a)	16,075	16,467,579
2.35%, 02/19/25(a)	15,725	16,552,630
2.65%, 01/16/30(a)	3,868	4,178,687
2.70%, 08/19/26(a)	11,510	12,451,128
2.85%, 05/13/26(a)	16,768	18,177,842
2.96%, 11/16/40(a)	14,651	14,640,724
3.35%, 03/08/27	12,092	13,457,336
3.40%, 01/25/28(a)	11,927	13,374,537
4.42%, 07/24/39(a)	5,397	6,452,085

		9,777,694,065

Beverages — 3.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)(a)	36,421	40,213,464
4.70%, 02/01/36 (Call 08/01/35)	55,819	68,775,271
4.90%, 02/01/46 (Call 08/01/45)(a)	99,170	126,398,552
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	20,053	22,141,987
4.00%, 01/17/43(a)	8,836	10,004,649
4.63%, 02/01/44	7,686	9,387,630
4.90%, 02/01/46 (Call 08/01/45)(a)	16,635	21,023,947
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	21,616	24,071,632
3.75%, 07/15/42(a)	11,415	12,541,965
4.00%, 04/13/28 (Call 01/13/28)(a)	26,524	30,238,516
4.35%, 06/01/40 (Call 12/01/39)	11,632	13,943,843
4.38%, 04/15/38 (Call 10/15/37)(a)	17,153	20,442,885
4.44%, 10/06/48 (Call 04/06/48)(a)	19,812	23,954,095
4.50%, 06/01/50 (Call 12/01/49)(a)	22,878	28,284,929
4.60%, 04/15/48 (Call 10/15/47)(a)	28,110	34,715,769
4.60%, 06/01/60 (Call 12/01/59)(a)	11,964	14,937,084
4.75%, 01/23/29 (Call 10/23/28)(a)	41,403	49,340,758
4.75%, 04/15/58 (Call 10/15/57)	14,154	18,021,276
4.90%, 01/23/31 (Call 10/23/30)	9,795	12,070,150
4.95%, 01/15/42	17,321	21,991,493
5.45%, 01/23/39 (Call 07/23/38)	19,725	26,015,642
5.55%, 01/23/49 (Call 07/23/48)	42,789	59,669,830
5.80%, 01/23/59 (Call 07/23/58)	22,712	33,603,045
8.20%, 01/15/39(a)	14,139	23,758,863

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	$13,796	$13,472,135
1.38%, 03/15/31(a)	12,056	11,627,466
1.45%, 06/01/27(a)	17,341	17,667,307
1.50%, 03/05/28	8,627	8,701,015
1.65%, 06/01/30	17,533	17,408,132
2.00%, 03/05/31(a)	5,772	5,878,407
2.13%, 09/06/29(a)	11,359	11,810,488
2.25%, 01/05/32 (Call 05/22/26)	18,005	18,610,948
2.50%, 06/01/40(a)	11,008	11,027,332
2.50%, 03/15/51	15,752	15,266,952
2.60%, 06/01/50	15,592	15,440,461
2.75%, 06/01/60(a)	11,355	11,430,245
2.88%, 05/05/41	10,125	10,648,234
3.00%, 03/05/51	17,626	18,803,519
3.38%, 03/25/27(a)	11,416	12,753,082
3.45%, 03/25/30	13,873	15,777,792
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	17,460	17,489,801
3.15%, 08/01/29 (Call 05/01/29)(a)	4,062	4,385,617
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)(a)	12,234	12,433,504
2.00%, 04/29/30 (Call 01/29/30)	13,106	13,231,120
2.13%, 04/29/32 (Call 01/29/32)	9,780	9,893,938
2.38%, 10/24/29 (Call 07/24/29)	11,406	11,920,333
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)(a)	10,409	11,338,356
3.80%, 05/01/50 (Call 11/01/49)	8,688	9,907,992
4.42%, 05/25/25 (Call 03/25/25)	13,946	15,615,198
4.60%, 05/25/28 (Call 02/25/28)	22,783	26,725,225
5.09%, 05/25/48 (Call 11/25/47)	10,269	13,730,923
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)(a)	21,504	23,091,412
4.20%, 07/15/46 (Call 01/15/46)(a)	18,716	21,192,389
5.00%, 05/01/42	14,248	17,774,098
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)(a)	6,215	6,091,419
1.63%, 05/01/30 (Call 02/01/30)	12,164	12,128,374
2.25%, 03/19/25 (Call 02/19/25)	14,379	15,128,482
2.38%, 10/06/26 (Call 07/06/26)(a)	11,654	12,434,866
2.63%, 07/29/29 (Call 04/29/29)	8,364	9,001,115
2.75%, 04/30/25 (Call 01/30/25)(a)	11,716	12,506,501
2.75%, 03/19/30 (Call 12/19/29)	16,831	18,240,765
2.85%, 02/24/26 (Call 11/24/25)	10,059	10,883,364
2.88%, 10/15/49 (Call 04/15/49)	10,046	10,537,363
3.00%, 10/15/27 (Call 07/15/27)(a)	14,146	15,581,941
3.38%, 07/29/49 (Call 01/29/49)	12,811	14,541,799
3.45%, 10/06/46 (Call 04/06/46)	17,103	19,456,641
3.50%, 03/19/40 (Call 09/19/39)	7,666	8,762,582
3.63%, 03/19/50 (Call 09/19/49)	14,053	16,690,720
3.88%, 03/19/60 (Call 09/19/59)	8,735	11,011,866
4.00%, 03/05/42(a)	7,913	9,680,696
4.00%, 05/02/47 (Call 11/02/46)	8,219	10,158,885
4.45%, 04/14/46 (Call 10/14/45)(a)	17,721	23,188,026

		1,406,626,101

Biotechnology — 1.6%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	10,165	10,126,352
2.00%, 01/15/32 (Call 10/15/31)	15,000	14,769,858
2.20%, 02/21/27 (Call 12/21/26)	20,765	21,655,281

Security	Par (000)	Value

Biotechnology (continued)
2.30%, 02/25/31 (Call 11/25/30)(a)	$11,735	$11,940,483
2.45%, 02/21/30 (Call 11/21/29)(a)	14,796	15,327,613
2.60%, 08/19/26 (Call 05/19/26)(a)	14,030	14,929,592
2.77%, 09/01/53 (Call 03/01/53)	9,792	9,379,957
2.80%, 08/15/41 (Call 02/15/41)	12,500	12,376,441
3.00%, 01/15/52 (Call 07/15/51)	14,500	14,416,874
3.13%, 05/01/25 (Call 02/01/25)(a)	12,985	13,939,862
3.15%, 02/21/40 (Call 08/21/39)	22,379	23,509,840
3.20%, 11/02/27 (Call 08/02/27)(a)	10,269	11,266,188
3.38%, 02/21/50 (Call 08/21/49)	23,476	24,943,149
4.40%, 05/01/45 (Call 11/01/44)(a)	23,543	28,724,115
4.56%, 06/15/48 (Call 12/15/47)(a)	12,302	15,496,035
4.66%, 06/15/51 (Call 12/15/50)	36,882	47,818,590
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	11,174	12,318,488
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	15,731	15,901,233
3.15%, 05/01/50 (Call 11/01/49)	20,196	19,942,328
4.05%, 09/15/25 (Call 06/15/25)(a)	16,038	17,830,118
5.20%, 09/15/45 (Call 03/15/45)	5,961	8,056,674
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	9,917	9,774,155
1.65%, 10/01/30 (Call 07/01/30)(a)	9,035	8,806,959
2.60%, 10/01/40 (Call 04/01/40)(a)	12,787	12,398,808
2.80%, 10/01/50 (Call 04/01/50)(a)	15,920	15,526,561
2.95%, 03/01/27 (Call 12/01/26)(a)	17,862	19,299,614
3.50%, 02/01/25 (Call 11/01/24)(a)	8,782	9,505,929
3.65%, 03/01/26 (Call 12/01/25)	31,470	34,687,015
4.00%, 09/01/36 (Call 03/01/36)(a)	6,087	7,132,212
4.15%, 03/01/47 (Call 09/01/46)(a)	19,461	23,312,750
4.50%, 02/01/45 (Call 08/01/44)	19,748	24,464,670
4.60%, 09/01/35 (Call 03/01/35)(a)	12,043	14,868,739
4.75%, 03/01/46 (Call 09/01/45)	23,401	30,041,298
4.80%, 04/01/44 (Call 10/01/43)	18,214	23,358,333
5.65%, 12/01/41 (Call 06/01/41)	12,124	16,926,349
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	14,350	13,819,541
2.80%, 09/15/50 (Call 03/15/50)	6,759	6,411,049
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	11,266	11,243,047
1.75%, 09/02/27 (Call 07/02/27)(a)	11,059	11,098,139
2.20%, 09/02/30 (Call 06/02/30)	10,432	10,337,838
3.30%, 09/02/40 (Call 03/02/40)	10,690	10,859,493
3.55%, 09/02/50 (Call 03/02/50)	10,591	10,613,327

		689,154,897

Building Materials — 0.3%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	21,352	22,220,224
2.49%, 02/15/27 (Call 12/15/26)(a)	13,921	14,657,080
2.70%, 02/15/31 (Call 11/15/30)(a)	8,707	9,077,759
2.72%, 02/15/30 (Call 11/15/29)(a)	18,830	19,776,688
3.38%, 04/05/40 (Call 10/05/39)	16,219	17,323,828
3.58%, 04/05/50 (Call 10/05/49)	22,485	24,376,458
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	6,305	6,360,030
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	9,315	9,531,079
3.20%, 07/15/51 (Call 01/15/51)	10,152	10,385,351

		133,708,497

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.0%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	$10,546	$10,826,191
2.70%, 05/15/40 (Call 11/15/39)	9,052	9,279,309
2.80%, 05/15/50 (Call 11/15/49)(a)	10,128	10,362,095
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	2,642	2,658,460
3.60%, 11/15/50 (Call 05/15/50)(a)	13,166	14,424,158
3.63%, 05/15/26 (Call 03/15/26)(a)	11,941	13,214,603
4.38%, 11/15/42 (Call 05/15/42)(a)	14,338	17,257,590
4.80%, 05/15/49 (Call 11/15/48)	8,107	10,554,362
5.25%, 11/15/41 (Call 05/15/41)(a)	7,500	9,901,616
5.55%, 11/30/48 (Call 05/30/48)(a)	10,499	14,913,369
7.38%, 11/01/29	6,742	9,399,331
9.40%, 05/15/39	3,105	5,712,410
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	22,014	24,866,314
4.73%, 11/15/28 (Call 08/15/28)(a)	26,142	31,136,651
5.32%, 11/15/38 (Call 05/15/38)	19,935	26,370,572
5.42%, 11/15/48 (Call 05/15/48)(a)	22,191	31,383,939
Eastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)(a)	10,079	12,338,009
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)(a)	6,329	6,804,745
4.80%, 03/24/30 (Call 12/24/29)(a)	4,925	6,055,187
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)(a)	3,658	4,861,297
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	10,986	13,893,827
5.25%, 07/15/43(a)	8,447	11,131,786
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	11,434	12,578,378
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)(a)	5,285	5,615,557
3.63%, 04/01/51 (Call 10/01/50)(a)	10,308	11,208,052
4.20%, 10/15/49 (Call 04/15/49)	11,506	13,503,745
4.20%, 05/01/50 (Call 11/01/49)	11,737	13,811,235
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)(a)	10,207	12,845,342
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)(a)	6,267	7,234,299
5.00%, 04/01/49 (Call 10/01/48)(a)	7,175	9,648,411
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	11,119	11,974,647
3.45%, 06/01/27 (Call 03/01/27)(a)	16,853	18,625,690
4.50%, 06/01/47 (Call 12/01/46)	11,548	14,468,651
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	25	27,567

		428,887,395

Commercial Services — 0.6%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	10,503	10,072,692
1.70%, 05/15/28 (Call 03/15/28)	11,865	12,078,180
3.38%, 09/15/25 (Call 06/15/25)(a)	12,072	13,227,653
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	2,800	2,818,763
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	14,235	14,147,769
2.65%, 02/15/25 (Call 01/15/25)	7,645	8,036,276
2.90%, 05/15/30 (Call 02/15/30)	13,259	13,942,079
3.20%, 08/15/29 (Call 05/15/29)(a)	9,751	10,472,228
4.15%, 08/15/49 (Call 02/15/49)(a)	9,660	11,117,070

Security	Par (000)	Value

Commercial Services (continued)
4.80%, 04/01/26 (Call 01/01/26)	$8,629	$9,869,043
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)	12,413	14,358,494
4.75%, 08/01/28 (Call 05/01/28)	7,450	8,808,325
Massachusetts Institute of Technology, 5.60%, 07/01/2111	1,721	3,079,437
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	13,435	13,823,423
2.30%, 06/01/30 (Call 03/01/30)	8,744	9,089,441
2.40%, 10/01/24 (Call 09/01/24)(a)	3,450	3,632,923
2.65%, 10/01/26 (Call 08/01/26)(a)	15,284	16,421,493
2.85%, 10/01/29 (Call 07/01/29)	18,630	20,074,907
3.25%, 06/01/50 (Call 12/01/49)(a)	11,400	12,567,732
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	9,908	10,638,663
4.00%, 03/18/29 (Call 12/18/28)	13,311	15,054,211
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	10,181	11,235,621

		244,566,423

Computers — 3.3%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)(a)	11,860	11,744,395
0.70%, 02/08/26 (Call 01/08/26)	27,832	27,631,106
1.13%, 05/11/25 (Call 04/11/25)(a)	23,155	23,429,639
1.25%, 08/20/30 (Call 05/20/30)(a)	12,820	12,362,435
1.40%, 08/05/28 (Call 06/05/28)	10,325	10,291,264
1.65%, 05/11/30 (Call 02/11/30)	19,236	19,166,412
1.65%, 02/08/31 (Call 11/08/30)	28,024	27,761,272
1.70%, 08/05/31 (Call 05/05/31)(a)	12,140	12,006,615
2.05%, 09/11/26 (Call 07/11/26)	21,611	22,663,447
2.20%, 09/11/29 (Call 06/11/29)(a)	15,580	16,251,783
2.38%, 02/08/41 (Call 08/08/40)	15,618	15,309,388
2.40%, 08/20/50 (Call 06/20/50)	14,115	13,242,459
2.45%, 08/04/26 (Call 05/04/26)	25,564	27,268,020
2.50%, 02/09/25(a)	15,986	16,892,051
2.55%, 08/20/60 (Call 02/20/60)	15,755	14,778,541
2.65%, 05/11/50 (Call 11/11/49)	27,506	27,207,194
2.65%, 02/08/51 (Call 08/08/50)(a)	31,308	31,041,544
2.70%, 08/05/51 (Call 02/05/51)	20,294	20,216,118
2.75%, 01/13/25 (Call 11/13/24)(a)	7,199	7,657,440
2.80%, 02/08/61 (Call 08/08/60)	19,625	19,400,298
2.85%, 08/05/61 (Call 02/05/61)	15,000	14,971,567
2.90%, 09/12/27 (Call 06/12/27)(a)	23,315	25,461,101
2.95%, 09/11/49 (Call 03/11/49)(a)	12,760	13,263,550
3.00%, 06/20/27 (Call 03/20/27)	10,818	11,909,296
3.00%, 11/13/27 (Call 08/13/27)	17,160	18,847,230
3.20%, 05/13/25	20,753	22,558,829
3.20%, 05/11/27 (Call 02/11/27)	22,588	24,989,875
3.25%, 02/23/26 (Call 11/23/25)	35,886	39,295,830
3.35%, 02/09/27 (Call 11/09/26)(a)	17,640	19,598,430
3.45%, 02/09/45	19,671	22,233,433
3.75%, 09/12/47 (Call 03/12/47)	10,045	11,848,322
3.75%, 11/13/47 (Call 05/13/47)	12,760	15,068,613
3.85%, 05/04/43	31,090	37,190,209
3.85%, 08/04/46 (Call 02/04/46)	20,456	24,542,327
4.25%, 02/09/47 (Call 08/09/46)	10,879	13,715,288
4.38%, 05/13/45(a)	20,367	26,159,937
4.45%, 05/06/44(a)	10,003	12,972,058
4.50%, 02/23/36 (Call 08/23/35)	9,371	11,893,806
4.65%, 02/23/46 (Call 08/23/45)	41,935	55,908,057

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	$19,100	$22,104,621
5.30%, 10/01/29 (Call 07/01/29)	20,111	24,471,942
5.85%, 07/15/25 (Call 06/15/25)	13,081	15,292,802
6.02%, 06/15/26 (Call 03/15/26)	50,840	60,779,281
6.20%, 07/15/30 (Call 04/15/30)	7,617	9,814,248
8.10%, 07/15/36 (Call 01/15/36)	14,802	22,767,477
8.35%, 07/15/46 (Call 01/15/46)	22,786	37,561,559
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)(a)	10,030	10,227,114
4.65%, 10/01/24 (Call 09/01/24)	4,705	5,217,614
4.90%, 10/15/25 (Call 07/15/25)	29,475	33,576,756
6.20%, 10/15/35 (Call 04/15/35)(a)	11,100	15,066,859
6.35%, 10/15/45 (Call 04/15/45)(a)	15,622	21,609,039
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(c)	13,489	13,486,838
2.20%, 06/17/25 (Call 05/17/25)	9,593	9,951,660
2.65%, 06/17/31 (Call 03/17/31)(c)	15,712	15,734,556
3.00%, 06/17/27 (Call 04/17/27)(a)	10,628	11,428,412
3.40%, 06/17/30 (Call 03/17/30)(a)	5,871	6,284,632
6.00%, 09/15/41(a)	12,922	16,970,773
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	17,520	17,868,189
1.95%, 05/15/30 (Call 02/15/30)	15,460	15,524,018
2.95%, 05/15/50 (Call 11/15/49)	9,462	9,570,741
3.30%, 05/15/26	32,337	35,549,012
3.45%, 02/19/26(a)	16,236	17,922,065
3.50%, 05/15/29(a)	35,599	39,863,821
4.00%, 06/20/42(a)	11,544	13,672,233
4.15%, 05/15/39	19,931	23,938,171
4.25%, 05/15/49(a)	33,251	41,562,107
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	10,917	10,777,808
4.38%, 05/15/30 (Call 02/15/30)	7,816	8,963,525
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)(a)	9,904	10,214,108

		1,396,521,160

Cosmetics & Personal Care — 0.3%
Procter & Gamble Co. (The)
0.55%, 10/29/25	11,630	11,541,222
1.00%, 04/23/26(a)	12,012	12,086,912
1.20%, 10/29/30(a)	15,263	14,703,706
1.95%, 04/23/31	6,074	6,226,474
2.45%, 11/03/26	9,197	9,853,483
2.85%, 08/11/27	9,354	10,241,545
3.00%, 03/25/30(a)	15,905	17,633,578
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	15,165	15,069,436
2.13%, 09/06/29 (Call 06/06/29)(a)	9,638	9,966,273
2.90%, 05/05/27 (Call 02/05/27)(a)	11,707	12,720,251
3.50%, 03/22/28 (Call 12/22/27)(a)	15,271	17,164,372
5.90%, 11/15/32(a)	9,879	13,660,593

		150,867,845

Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)(a)	11,305	11,189,905
2.88%, 08/14/24 (Call 07/14/24)(a)	1,621	1,689,843
3.50%, 01/15/25 (Call 11/15/24)(a)	9,114	9,650,189
3.65%, 07/21/27 (Call 04/21/27)(a)	12,598	13,406,126

Security	Par (000)	Value

Diversified Financial Services (continued)
6.50%, 07/15/25 (Call 06/15/25)(a)	$11,577	$13,510,175
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)(a)	13,783	13,829,771
2.30%, 02/01/25 (Call 01/01/25)(a)	3,939	4,072,347
2.88%, 01/15/26 (Call 12/15/25)(a)	17,472	18,366,273
3.13%, 12/01/30 (Call 09/01/30)(a)	8,370	8,593,361
3.38%, 07/01/25 (Call 06/01/25)	11,453	12,272,744
3.75%, 06/01/26 (Call 04/01/26)	10,028	10,957,195
Ally Financial Inc.
5.80%, 05/01/25 (Call 04/01/25)(a)	8,117	9,394,778
8.00%, 11/01/31(a)	22,925	33,621,347
American Express Co.
3.00%, 10/30/24 (Call 09/29/24)	12,167	13,034,372
3.13%, 05/20/26 (Call 04/20/26)(a)	8,820	9,629,998
4.05%, 12/03/42(a)	8,596	10,443,951
4.20%, 11/06/25 (Call 10/06/25)(a)	8,903	10,099,875
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	23,195	25,691,949
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	6,113	6,474,146
4.35%, 04/15/30 (Call 01/15/30)	7,907	9,231,067
4.70%, 09/20/47 (Call 03/20/47)(a)	10,583	13,150,170
4.85%, 03/29/29 (Call 12/29/28)(a)	11,272	13,456,068
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31)(b)	15,000	14,888,300
3.20%, 02/05/25 (Call 01/05/25)	5,775	6,207,021
3.30%, 10/30/24 (Call 09/30/24)	9,430	10,143,793
3.65%, 05/11/27 (Call 04/11/27)(a)	10,837	12,093,589
3.75%, 07/28/26 (Call 06/28/26)(a)	16,206	17,918,597
3.75%, 03/09/27 (Call 02/09/27)(a)	13,570	15,176,593
3.80%, 01/31/28 (Call 12/31/27)(a)	14,757	16,560,010
4.20%, 10/29/25 (Call 09/29/25)	13,888	15,477,787
4.25%, 04/30/25 (Call 03/31/25)	7,088	7,904,181
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)(a)	10,830	10,789,326
1.15%, 05/13/26 (Call 04/13/26)	11,530	11,605,037
1.65%, 03/11/31 (Call 12/11/30)(a)	8,586	8,398,133
1.95%, 12/01/31 (Call 09/01/31)(a)	15,000	15,011,244
2.00%, 03/20/28 (Call 01/20/28)	15,388	15,859,845
2.30%, 05/13/31 (Call 02/13/31)(a)	5,175	5,340,960
3.85%, 05/21/25 (Call 03/21/25)	8,682	9,603,323
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	790	854,577
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)(a)	3,289	3,523,322
5.30%, 09/15/43 (Call 03/15/43)(a)	9,466	13,621,403
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)(a)	11,610	13,060,205
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)(a)	16,677	18,063,129
4.05%, 05/15/27 (Call 03/15/27)	11,908	13,473,420
4.40%, 05/15/30 (Call 02/15/30)	32,961	38,673,214
4.55%, 05/15/32 (Call 02/15/32)	7,583	9,103,852
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	21,319	23,311,781
4.42%, 11/15/35	118,926	144,358,837
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	15,721	15,189,792
2.10%, 06/15/30 (Call 03/15/30)(a)	18,580	18,643,776
2.65%, 09/15/40 (Call 03/15/40)(a)	9,312	9,065,935
3.00%, 06/15/50 (Call 12/15/49)	14,817	15,003,599

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.00%, 09/15/60 (Call 03/15/60)	$16,567	$16,421,969
3.75%, 12/01/25 (Call 09/01/25)(a)	14,673	16,204,961
4.25%, 09/21/48 (Call 03/21/48)	16,141	19,775,942
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	8,686	9,847,259
4.85%, 01/15/27(a)	7,808	9,104,746
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	8,907	9,301,064
2.95%, 11/21/26 (Call 08/21/26)(a)	6,071	6,624,805
2.95%, 06/01/29 (Call 03/01/29)	12,876	14,122,829
3.30%, 03/26/27 (Call 01/26/27)(a)	12,925	14,356,574
3.35%, 03/26/30 (Call 12/26/29)(a)	17,759	20,066,519
3.65%, 06/01/49 (Call 12/01/48)	10,023	11,817,086
3.85%, 03/26/50 (Call 09/26/49)	18,347	22,462,102
Nomura Holdings Inc.
1.65%, 07/14/26	15,550	15,555,752
1.85%, 07/16/25	19,386	19,803,805
2.17%, 07/14/28	15,257	15,279,660
2.61%, 07/14/31(a)	11,949	12,086,517
2.65%, 01/16/25	8,590	8,993,607
2.68%, 07/16/30(a)	9,220	9,410,395
3.10%, 01/16/30(a)	15,665	16,529,727
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	10,268	11,575,398
4.95%, 07/15/46	7,615	9,996,953
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)(a)	12,012	13,389,547
4.25%, 08/15/24 (Call 05/15/24)	2,451	2,659,947
4.50%, 07/23/25 (Call 04/23/25)(a)	8,875	9,873,970
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	11,812	11,247,995
1.90%, 04/15/27 (Call 02/15/27)	16,145	16,800,810
2.00%, 08/15/50 (Call 02/15/50)(a)	14,686	13,023,633
2.05%, 04/15/30 (Call 01/15/30)(a)	17,053	17,598,834
2.70%, 04/15/40 (Call 10/15/39)	11,096	11,521,853
2.75%, 09/15/27 (Call 06/15/27)	9,334	10,149,422
3.15%, 12/14/25 (Call 09/14/25)(a)	42,707	46,647,285
3.65%, 09/15/47 (Call 03/15/47)	8,797	10,380,458
4.15%, 12/14/35 (Call 06/14/35)	18,526	22,827,713
4.30%, 12/14/45 (Call 06/14/45)	38,073	48,808,665

		1,324,958,033

Electric — 2.9%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	8,453	8,405,045
2.45%, 01/15/31 (Call 10/15/30)	10,653	10,748,605
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	5,853	6,475,928
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)	8,608	9,216,716
3.80%, 06/01/29 (Call 03/01/29)(a)	9,962	11,243,971
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	15,646	15,234,446
3.70%, 07/15/30 (Call 04/15/30)	11,263	12,824,181
3.80%, 07/15/48 (Call 01/15/48)	8,135	9,314,839
4.05%, 04/15/25 (Call 03/15/25)(a)	13,389	14,792,933
4.25%, 10/15/50 (Call 04/15/50)	10,090	12,459,815
4.45%, 01/15/49 (Call 07/15/48)(a)	11,347	14,308,087
4.50%, 02/01/45 (Call 08/01/44)	9,111	11,268,755
5.15%, 11/15/43 (Call 05/15/43)	8,621	11,429,718
6.13%, 04/01/36	18,814	26,454,971

Security	Par (000)	Value

Electric (continued)
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)(a)	$8,444	$10,154,206
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	8,976	11,057,128
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	7,750	7,946,418
3.60%, 06/15/61 (Call 12/15/60)	9,405	10,145,147
4.45%, 03/15/44 (Call 09/15/43)(a)	11,611	14,182,650
4.63%, 12/01/54 (Call 06/01/54)	6,022	7,709,134
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	10,727	12,562,681
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)(a)	10,364	11,418,742
Series C, 2.25%, 08/15/31 (Call 05/15/31)	15,820	15,971,829
Series C, 3.38%, 04/01/30 (Call 01/01/30)	14,138	15,487,677
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)	10,462	10,435,069
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)(a)	8,900	9,471,371
5.30%, 02/15/40(a)	8,291	11,265,979
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)(a)	9,911	10,136,127
2.55%, 06/15/31 (Call 03/15/31)	13,580	13,956,807
2.65%, 09/01/26 (Call 06/01/26)	12,713	13,517,385
3.15%, 08/15/27 (Call 05/15/27)(a)	9,613	10,471,997
3.30%, 06/15/41 (Call 12/15/40)	6,184	6,408,290
3.50%, 06/15/51 (Call 12/15/50)	9,195	9,706,544
3.75%, 09/01/46 (Call 03/01/46)(a)	16,205	17,610,215
Duke Energy Florida LLC, 6.40%, 06/15/38	11,133	16,430,187
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)(a)	8,729	9,532,642
4.75%, 06/15/46 (Call 12/15/45)(a)	15,711	18,702,558
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)(a)	10,130	10,005,434
2.95%, 09/01/26 (Call 06/01/26)(a)	6,659	7,139,846
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)	9,755	11,942,605
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	2,556	2,669,680
2.90%, 09/15/29 (Call 06/15/29)(a)	9,154	9,745,372
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)(a)	9,695	10,574,706
3.95%, 06/15/25 (Call 03/15/25)	10,366	11,379,678
4.05%, 04/15/30 (Call 01/15/30)	14,691	16,866,912
4.45%, 04/15/46 (Call 10/15/45)	8,560	10,541,598
4.70%, 04/15/50 (Call 10/15/49)	6,037	7,708,281
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	10,512	11,305,813
5.60%, 06/15/42 (Call 12/15/41)(a)	8,499	10,059,273
6.25%, 10/01/39	11,093	13,773,911
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	10,709	11,423,655
3.15%, 10/01/49 (Call 04/01/49)	9,200	10,036,242
3.95%, 03/01/48 (Call 09/01/47)	8,595	10,518,967
Georgia Power Co.
4.30%, 03/15/42	13,099	15,601,681
Series A, 3.25%, 03/15/51 (Call 09/15/50)(a)	10,798	11,147,838
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	10,283	11,679,806
4.25%, 07/15/49 (Call 01/15/49)	7,437	9,351,496

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	$18,884	$19,112,916
2.25%, 06/01/30 (Call 03/01/30)(a)	18,873	19,236,249
2.75%, 05/01/25 (Call 04/01/25)	15,131	16,049,907
2.75%, 11/01/29 (Call 08/01/29)	7,181	7,623,794
3.55%, 05/01/27 (Call 02/01/27)	17,868	19,798,998
Pacific Gas & Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	11,237	10,871,810
2.50%, 02/01/31 (Call 11/01/30)(a)	24,446	23,127,549
3.15%, 01/01/26(a)	24,127	24,649,311
3.30%, 12/01/27 (Call 09/01/27)	16,136	16,560,427
3.30%, 08/01/40 (Call 02/01/40)	7,697	7,107,036
3.45%, 07/01/25(a)	7,521	7,770,481
3.50%, 08/01/50 (Call 02/01/50)(a)	19,611	17,726,848
3.75%, 07/01/28	8,757	9,128,412
3.95%, 12/01/47 (Call 06/01/47)	10,087	9,561,056
4.50%, 07/01/40 (Call 01/01/40)	21,888	22,171,069
4.55%, 07/01/30 (Call 01/01/30)(a)	31,946	33,963,630
4.95%, 07/01/50 (Call 01/01/50)	30,843	32,646,239
Pacific Gas and Electric Co., 3.00%, 06/15/28 (Call 04/15/28)(a)	9,382	9,342,714
PacifiCorp., 2.90%, 06/15/52 (Call 12/15/51)	10,662	10,652,513
Public Service Co. of Colorado, 1.88%, 06/15/31 (Call 12/15/30)(a)	6,456	6,463,865
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(a)	9,969	9,708,031
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	5,000	5,018,856
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(a)	8,244	8,977,729
3.40%, 02/01/28 (Call 11/01/27)(a)	13,643	14,889,063
3.80%, 02/01/38 (Call 08/01/37)(a)	10,704	11,992,129
4.00%, 02/01/48 (Call 08/01/47)	8,759	9,937,325
6.00%, 10/15/39	7,035	9,854,282
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	12,820	13,069,378
4.00%, 04/01/47 (Call 10/01/46)	15,927	16,895,548
4.65%, 10/01/43 (Call 04/01/43)	9,525	10,892,346
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)(a)	8,612	7,876,277
Series C, 4.13%, 03/01/48 (Call 09/01/47)	14,187	15,339,743
Series E, 3.70%, 08/01/25 (Call 06/01/25)(a)	10,485	11,465,984
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	19,656	21,292,960
4.40%, 07/01/46 (Call 01/01/46)	19,420	23,351,546
Series A, 3.70%, 04/30/30 (Call 01/30/30)(a)	10,861	12,096,926
Series B, 4.00%, 01/15/51 (Call 10/15/25)(b)	10,365	10,986,900
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	11,948	11,164,260
Series A, 3.15%, 01/15/26 (Call 10/15/25)	6,580	7,141,891
Series A, 3.50%, 03/15/27 (Call 12/15/26)	8,058	8,948,414

		1,226,395,999

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 0.88%, 10/15/26 (Call 09/15/26)(a)	8,101	7,997,235

Electronics — 0.3%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	7,293	7,396,360
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	30,000	29,922,453
1.35%, 06/01/25 (Call 05/01/25)(a)	13,640	13,901,461

Security	Par (000)	Value

Electronics (continued)
1.75%, 09/01/31 (Call 06/01/31)	$30,000	$29,754,762
1.95%, 06/01/30 (Call 03/01/30)(a)	8,053	8,216,652
2.50%, 11/01/26 (Call 08/01/26)(a)	13,830	14,765,634
2.70%, 08/15/29 (Call 05/15/29)(a)	8,427	9,067,703
2.80%, 06/01/50 (Call 12/01/49)(a)	8,270	8,657,001

		121,682,026

Environmental Control — 0.1%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)	7,542	7,294,752
2.50%, 08/15/24 (Call 07/15/24)	1,444	1,515,386
3.95%, 05/15/28 (Call 02/15/28)	9,655	10,997,237
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)(a)	12,796	12,273,522
3.15%, 11/15/27 (Call 08/15/27)(a)	9,522	10,455,651

		42,536,548

Food — 1.0%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	9,361	10,279,007
4.15%, 03/15/28 (Call 12/15/27)(a)	12,289	14,009,744
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	11,579	11,338,635
4.60%, 11/01/25 (Call 09/01/25)	11,271	12,728,723
4.85%, 11/01/28 (Call 08/01/28)(a)	17,023	20,317,965
5.30%, 11/01/38 (Call 05/01/38)(a)	13,901	17,965,598
5.40%, 11/01/48 (Call 05/01/48)(a)	8,752	11,909,997
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)(a)	7,463	7,985,611
3.20%, 02/10/27 (Call 11/10/26)(a)	7,167	7,822,720
4.00%, 04/17/25 (Call 02/17/25)(a)	11,174	12,345,596
4.20%, 04/17/28 (Call 01/17/28)(a)	15,731	18,118,788
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	10,919	11,080,397
1.80%, 06/11/30 (Call 03/11/30)	2,920	2,933,455
JM Smucker Co. (The), 3.50%, 03/15/25(a)	12,063	13,118,447
Kellogg Co., 3.25%, 04/01/26(a)	9,093	9,925,001
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	9,695	10,340,178
3.95%, 01/15/50 (Call 07/15/49)	9,906	11,539,092
4.45%, 02/01/47 (Call 08/01/46)(a)	10,046	12,269,080
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)(a)	7,978	8,851,593
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	14,157	14,420,356
2.63%, 09/04/50 (Call 03/04/50)	12,348	11,776,646
2.75%, 04/13/30 (Call 01/13/30)	9,275	9,836,780
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)(a)	4,262	4,649,631
3.30%, 07/15/26 (Call 04/15/26)	9,905	10,768,748
3.75%, 10/01/25 (Call 07/01/25)(a)	5,865	6,441,758
5.65%, 04/01/25 (Call 03/01/25)	12,458	14,380,961
5.95%, 04/01/30 (Call 01/01/30)(a)	11,886	15,341,825
6.60%, 04/01/50 (Call 10/01/49)(a)	15,146	24,252,899
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(a)	14,524	16,189,492
3.95%, 08/15/24 (Call 05/15/24)	1,447	1,569,745
4.00%, 03/01/26 (Call 01/01/26)	16,423	18,330,881
4.35%, 03/01/29 (Call 12/01/28)(a)	13,090	15,298,007
4.55%, 06/02/47 (Call 12/02/46)(a)	6,948	8,719,922

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
5.10%, 09/28/48 (Call 03/28/48)(a)	$15,340	$20,991,373

		417,848,651

Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)	4,473	5,351,869
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	15,081	14,979,719
1.70%, 02/15/31 (Call 11/15/30)	9,945	9,534,692
2.95%, 09/01/29 (Call 06/01/29)	9,196	9,776,362
3.49%, 05/15/27 (Call 02/15/27)	12,341	13,625,016
3.60%, 05/01/30 (Call 02/01/30)	12,795	14,217,958
3.95%, 03/30/48 (Call 09/30/47)(a)	5,715	6,625,668
4.38%, 05/15/47 (Call 11/15/46)(a)	11,565	14,120,532
4.80%, 02/15/44 (Call 08/15/43)	8,421	10,700,390

		98,932,206

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	8,299	8,662,980
2.75%, 11/15/50 (Call 05/15/50)(a)	8,499	8,399,506

		17,062,486

Health Care - Products — 1.1%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	5,745	6,153,012
3.75%, 11/30/26 (Call 08/30/26)(a)	21,087	23,854,791
4.75%, 11/30/36 (Call 05/30/36)(a)	17,266	22,390,782
4.90%, 11/30/46 (Call 05/30/46)(a)	33,846	47,041,357
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)(a)	15,940	16,594,785
3.75%, 03/01/26 (Call 01/01/26)	13,170	14,590,134
4.00%, 03/01/29 (Call 12/01/28)(a)	8,738	9,961,811
4.55%, 03/01/39 (Call 09/01/38)(a)	9,107	11,291,504
4.70%, 03/01/49 (Call 09/01/48)(a)	9,405	12,235,467
Danaher Corp., 2.60%, 10/01/50 (Call 04/01/50)(a)	9,972	9,735,615
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)(a)	11,294	11,902,766
3.25%, 11/15/39 (Call 05/15/39)(a)	10,573	11,508,625
3.40%, 11/15/49 (Call 05/15/49)	7,727	8,595,480
Medtronic Inc.
3.50%, 03/15/25	23,023	25,146,395
4.38%, 03/15/35(a)	22,265	27,959,764
4.63%, 03/15/45(a)	18,012	24,062,776
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)(a)	11,933	11,959,994
3.38%, 11/01/25 (Call 08/01/25)(a)	10,233	11,154,666
3.50%, 03/15/26 (Call 12/15/25)(a)	15,118	16,617,377
4.63%, 03/15/46 (Call 09/15/45)(a)	8,795	11,518,490
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)	5,255	5,243,841
2.60%, 10/01/29 (Call 07/01/29)	9,401	9,930,724
2.80%, 10/15/41 (Call 04/15/41)	8,395	8,578,451
2.95%, 09/19/26 (Call 06/19/26)(a)	14,525	15,696,944
3.20%, 08/15/27 (Call 05/15/27)	9,882	10,831,622
4.10%, 08/15/47 (Call 02/15/47)	4,829	5,988,729
4.13%, 03/25/25 (Call 02/25/25)	11,704	12,934,672
4.50%, 03/25/30 (Call 12/25/29)	11,046	13,206,937
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)	28,193	30,469,038
3.55%, 03/20/30 (Call 12/20/29)(a)	11,847	13,113,878

		460,270,427

Security	Par (000)	Value

Health Care - Services — 2.2%
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	$6,984	$7,525,388
3.88%, 08/15/47 (Call 02/15/47)	11,433	12,974,242
6.63%, 06/15/36(a)	11,150	16,264,780
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	8,658	8,796,665
2.25%, 05/15/30 (Call 02/15/30)	12,532	12,736,277
2.38%, 01/15/25 (Call 12/15/24)(a)	4,610	4,823,820
2.55%, 03/15/31 (Call 12/15/30)	10,280	10,708,676
2.88%, 09/15/29 (Call 06/15/29)	9,119	9,727,573
3.13%, 05/15/50 (Call 11/15/49)(a)	8,331	8,620,009
3.35%, 12/01/24 (Call 10/01/24)(a)	4,016	4,335,855
3.50%, 08/15/24 (Call 05/15/24)	1,527	1,638,851
3.60%, 03/15/51 (Call 09/15/50)	14,477	16,267,701
3.65%, 12/01/27 (Call 09/01/27)	14,100	15,791,979
3.70%, 09/15/49 (Call 03/15/49)	9,214	10,432,227
4.10%, 03/01/28 (Call 12/01/27)	15,131	17,293,598
4.38%, 12/01/47 (Call 06/01/47)(a)	16,520	20,488,175
4.55%, 03/01/48 (Call 09/01/47)	9,958	12,612,933
4.63%, 05/15/42	10,020	12,525,599
4.65%, 01/15/43(a)	11,599	14,589,647
4.65%, 08/15/44 (Call 02/15/44)	9,624	12,152,808
Ascension Health
3.95%, 11/15/46(a)	3,864	4,803,724
Series B, 2.53%, 11/15/29 (Call 08/15/29)	3,002	3,182,029
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	1,840	1,937,342
3.35%, 10/01/29 (Call 04/01/29)(a)	11,401	12,378,029
4.19%, 10/01/49 (Call 04/01/49)(a)	6,152	7,191,115
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)(a)	11,378	11,364,911
3.50%, 07/15/51 (Call 01/15/51)(a)	17,027	17,393,785
4.13%, 06/15/29 (Call 03/15/29)(a)	20,268	22,951,491
4.50%, 02/15/27 (Call 08/15/26)	15,091	17,129,936
5.13%, 06/15/39 (Call 12/15/38)(a)	11,335	14,249,089
5.25%, 04/15/25(a)	16,253	18,550,648
5.25%, 06/15/26 (Call 12/15/25)	17,088	19,742,961
5.25%, 06/15/49 (Call 12/15/48)	22,667	29,533,050
5.50%, 06/15/47 (Call 12/15/46)	15,608	20,615,170
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	11,225	11,182,209
2.15%, 02/03/32 (Call 11/03/31)	8,505	8,484,809
4.95%, 10/01/44 (Call 04/01/44)	10,809	14,160,088
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	13,141	16,490,529
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)(a)	10,574	11,679,604
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	13,661	14,101,193
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	17,294	18,127,699
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)(a)	9,457	10,177,444
4.70%, 02/01/45 (Call 08/01/44)(a)	9,222	11,453,763
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)(a)	9,774	10,463,868
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	11,773	11,850,648
2.00%, 05/15/30(a)	14,074	14,292,564
2.30%, 05/15/31 (Call 02/15/31)(a)	11,518	11,913,712
2.75%, 05/15/40 (Call 11/15/39)(a)	10,917	11,234,157
2.88%, 08/15/29(a)	12,469	13,540,324
2.90%, 05/15/50 (Call 11/15/49)(a)	12,116	12,549,537

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
2.95%, 10/15/27(a)	$10,386	$11,370,761
3.05%, 05/15/41 (Call 11/15/40)	17,099	18,148,595
3.10%, 03/15/26(a)	10,830	11,846,430
3.13%, 05/15/60 (Call 11/15/59)	11,353	11,995,580
3.25%, 05/15/51 (Call 11/15/50)	22,292	24,403,400
3.45%, 01/15/27	9,193	10,241,943
3.50%, 08/15/39 (Call 02/15/39)(a)	13,797	15,583,489
3.70%, 08/15/49 (Call 02/15/49)	11,445	13,351,721
3.75%, 07/15/25(a)	23,786	26,398,319
3.75%, 10/15/47 (Call 04/15/47)	9,715	11,337,535
3.85%, 06/15/28(a)	14,183	16,259,167
3.88%, 12/15/28	10,020	11,567,235
3.88%, 08/15/59 (Call 02/15/59)	13,285	16,071,743
4.20%, 01/15/47 (Call 07/15/46)	8,910	11,025,110
4.25%, 03/15/43 (Call 09/15/42)(a)	6,309	7,850,622
4.25%, 06/15/48 (Call 12/15/47)	16,330	20,614,133
4.45%, 12/15/48 (Call 06/15/48)	12,953	16,822,540
4.63%, 07/15/35(a)	8,630	10,983,077
4.75%, 07/15/45(a)	21,960	29,264,902
5.80%, 03/15/36(a)	10,982	15,548,752
6.88%, 02/15/38	12,206	19,061,034
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(c)	200	203,220

		962,981,539

Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	12,980	13,061,366
2.88%, 06/15/28 (Call 04/15/28)(a)	12,267	12,509,067
3.25%, 07/15/25 (Call 06/15/25)(a)	14,783	15,613,994
3.88%, 01/15/26 (Call 12/15/25)	13,214	14,233,767
Owl Rock Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	2,967	2,983,351
3.40%, 07/15/26 (Call 06/15/26)	13,779	14,416,334

		72,817,879

Home Builders — 0.0%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)(a)	11,328	13,178,572

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)(a)	8,536	9,493,356

Insurance — 1.9%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)(a)	11,639	13,204,047
3.63%, 11/15/24(a)	4,824	5,277,574
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	17,510	18,407,207
3.40%, 06/30/30 (Call 03/30/30)	19,142	21,058,405
3.75%, 07/10/25 (Call 04/10/25)(a)	15,021	16,480,876
3.88%, 01/15/35 (Call 07/15/34)(a)	12,333	14,114,227
3.90%, 04/01/26 (Call 01/01/26)(a)	17,196	19,099,841
4.20%, 04/01/28 (Call 01/01/28)	6,101	7,017,913
4.38%, 06/30/50 (Call 12/30/49)(a)	11,191	14,039,428
4.38%, 01/15/55 (Call 07/15/54)(a)	9,448	11,819,614
4.50%, 07/16/44 (Call 01/16/44)(a)	21,510	26,623,688
4.75%, 04/01/48 (Call 10/01/47)	11,527	15,022,306
4.80%, 07/10/45 (Call 01/10/45)	9,462	12,214,942
6.25%, 05/01/36(a)	9,155	12,859,834
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	11,983	12,696,688

Security	Par (000)	Value

Insurance (continued)
3.75%, 05/02/29 (Call 02/02/29)(a)	$6,556	$7,394,295
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	6,610	7,313,059
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	10,680	11,912,842
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	11,513	12,940,921
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	8,659	8,472,384
2.50%, 01/15/51 (Call 07/15/50)	10,234	9,690,938
2.85%, 10/15/50 (Call 04/15/50)(a)	19,596	19,729,774
4.20%, 08/15/48 (Call 02/15/48)	24,806	30,954,363
4.25%, 01/15/49 (Call 07/15/48)	21,799	27,475,442
5.75%, 01/15/40(a)	5,180	7,552,841
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)(a)	27,776	30,393,116
4.50%, 02/11/43	12,463	16,078,235
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	13,435	14,766,630
4.70%, 06/22/47 (Call 12/22/46)(a)	10,987	12,431,681
Chubb Corp. (The), 6.00%, 05/11/37	9,660	14,169,381
Chubb INA Holdings Inc.
3.15%, 03/15/25(a)	4,981	5,380,830
3.35%, 05/03/26 (Call 02/03/26)	7,274	7,993,851
4.35%, 11/03/45 (Call 05/03/45)	8,660	11,083,257
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(a)	15,079	17,308,846
5.00%, 04/20/48 (Call 10/20/47)	16,456	21,375,228
Manulife Financial Corp.
4.15%, 03/04/26	9,766	11,026,861
5.38%, 03/04/46(a)	7,826	11,185,425
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	5,417	5,552,246
4.38%, 03/15/29 (Call 12/15/28)(a)	17,760	20,865,862
4.90%, 03/15/49 (Call 09/15/48)	14,561	20,082,246
MetLife Inc.
4.05%, 03/01/45(a)	9,686	11,756,463
4.13%, 08/13/42	8,746	10,576,820
4.55%, 03/23/30 (Call 12/23/29)(a)	12,343	14,863,617
4.60%, 05/13/46 (Call 11/13/45)(a)	6,897	9,065,201
4.88%, 11/13/43	11,461	15,322,127
5.70%, 06/15/35	11,589	16,147,316
5.88%, 02/06/41	9,195	13,275,063
6.38%, 06/15/34(a)	8,533	12,314,152
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)(a)	8,621	10,770,325
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	14,986	17,475,242
3.91%, 12/07/47 (Call 06/07/47)(a)	9,219	10,930,203
3.94%, 12/07/49 (Call 06/07/49)	12,816	15,348,840
4.35%, 02/25/50 (Call 08/25/49)(a)	11,008	14,040,308
4.60%, 05/15/44(a)	8,445	10,893,390
5.70%, 12/14/36(a)	9,664	13,393,142
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)	8,917	9,567,480
5.35%, 11/01/40(a)	8,495	11,999,713
6.25%, 06/15/37	10,068	14,848,702

		815,655,248

Internet — 1.8%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	9,452	9,361,014
0.80%, 08/15/27 (Call 06/15/27)(a)	13,626	13,385,735

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
1.10%, 08/15/30 (Call 05/15/30)(a)	$25,071	$24,047,607
1.90%, 08/15/40 (Call 02/15/40)	10,192	9,453,852
2.00%, 08/15/26 (Call 05/15/26)(a)	23,059	24,247,901
2.05%, 08/15/50 (Call 02/15/50)(a)	26,940	24,383,987
2.25%, 08/15/60 (Call 02/15/60)	24,603	22,323,136
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	12,136	12,167,532
1.00%, 05/12/26 (Call 04/12/26)(a)	20,652	20,757,119
1.20%, 06/03/27 (Call 04/03/27)	15,750	15,803,585
1.50%, 06/03/30 (Call 03/03/30)	22,531	22,198,010
1.65%, 05/12/28 (Call 03/12/28)	26,111	26,558,976
2.10%, 05/12/31 (Call 02/12/31)(a)	25,468	26,107,377
2.50%, 06/03/50 (Call 12/03/49)	24,543	23,550,044
2.70%, 06/03/60 (Call 12/03/59)	21,821	21,149,075
2.88%, 05/12/41 (Call 11/12/40)(a)	22,665	23,829,102
3.10%, 05/12/51 (Call 11/12/50)	36,678	39,569,664
3.15%, 08/22/27 (Call 05/22/27)	37,309	41,287,038
3.25%, 05/12/61 (Call 11/12/60)	18,443	20,094,294
3.80%, 12/05/24 (Call 09/05/24)	11,914	13,065,571
3.88%, 08/22/37 (Call 02/22/37)(a)	31,835	37,982,813
4.05%, 08/22/47 (Call 02/22/47)	36,790	45,168,286
4.25%, 08/22/57 (Call 02/22/57)	24,785	32,272,204
4.80%, 12/05/34 (Call 06/05/34)(a)	15,341	19,865,335
4.95%, 12/05/44 (Call 06/05/44)(a)	17,477	24,021,240
5.20%, 12/03/25 (Call 09/03/25)(a)	11,812	13,809,212
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)(a)	11,328	12,545,434
4.63%, 04/13/30 (Call 01/13/30)(a)	17,143	20,509,098
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)(a)	7,754	7,820,238
1.90%, 03/11/25 (Call 02/11/25)	9,709	10,042,990
2.60%, 05/10/31 (Call 02/10/31)	6,164	6,344,048
2.70%, 03/11/30 (Call 12/11/29)(a)	12,316	12,863,690
3.45%, 08/01/24 (Call 05/01/24)	2,297	2,466,772
3.60%, 06/05/27 (Call 03/05/27)(a)	9,705	10,824,902
3.65%, 05/10/51 (Call 11/10/50)	12,035	13,160,232
4.00%, 07/15/42 (Call 01/15/42)	8,912	10,134,189
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	11,523	11,727,994
3.25%, 02/15/30 (Call 11/15/29)	17,102	17,697,386
3.80%, 02/15/28 (Call 11/15/27)(a)	12,612	13,629,477
4.63%, 08/01/27 (Call 05/01/27)	7,597	8,606,149
5.00%, 02/15/26 (Call 11/15/25)	3,816	4,312,639

		769,144,947

Lodging — 0.3%
Las Vegas Sands Corp.
3.20%, 08/08/24 (Call 07/08/24)	5,337	5,553,135
3.50%, 08/18/26 (Call 06/18/26)	9,935	10,425,983
3.90%, 08/08/29 (Call 05/08/29)(a)	5,458	5,748,910
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	17,729	20,363,366
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	14,548	16,761,177
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	11,665	12,503,883
Series R, 3.13%, 06/15/26 (Call 03/15/26)(a)	9,331	9,974,167
Marriott International Inc/MD, Series HH, 2.85%, 04/15/31 (Call 01/15/31)	7,675	7,833,975
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	1,100	1,169,571
5.13%, 08/08/25 (Call 06/08/25)(a)	12,930	14,397,684

Security	Par (000)	Value

Lodging (continued)
5.40%, 08/08/28 (Call 05/08/28)(a)	$16,687	$19,293,897

		124,025,748

Machinery — 0.5%
Caterpillar Financial Services Corp.
0.80%, 11/13/25(a)	12,687	12,660,054
0.90%, 03/02/26	10,587	10,579,151
1.10%, 09/14/27(a)	10,437	10,395,510
2.15%, 11/08/24(a)	8,564	8,980,967
Caterpillar Inc.
2.60%, 04/09/30 (Call 01/09/30)(a)	9,610	10,256,727
3.25%, 09/19/49 (Call 03/19/49)	12,161	13,529,057
3.25%, 04/09/50 (Call 10/09/49)(a)	11,072	12,398,276
3.80%, 08/15/42(a)	18,673	22,355,090
5.20%, 05/27/41	9,007	12,533,626
Deere & Co.
3.75%, 04/15/50 (Call 10/15/49)(a)	7,798	9,537,186
3.90%, 06/09/42 (Call 12/09/41)(a)	15,313	18,667,349
John Deere Capital Corp.
0.70%, 01/15/26(a)	8,997	8,927,018
3.45%, 03/13/25(a)	10,298	11,270,035
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(a)	14,917	15,455,501
2.57%, 02/15/30 (Call 11/15/29)(a)	17,678	18,493,714
3.11%, 02/15/40 (Call 08/15/39)(a)	7,329	7,691,283
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)(a)	5,929	6,368,609
4.95%, 09/15/28 (Call 06/15/28)	14,717	17,130,586

		227,229,739

Manufacturing — 0.7%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	8,826	9,183,654
2.38%, 08/26/29 (Call 05/26/29)(a)	7,643	8,052,271
2.88%, 10/15/27 (Call 07/15/27)(a)	8,430	9,213,162
3.25%, 08/26/49 (Call 02/26/49)(a)	11,614	12,743,962
3.38%, 03/01/29 (Call 12/01/28)	9,891	11,068,212
4.00%, 09/14/48 (Call 03/14/48)(a)	12,261	15,080,470
Eaton Corp., 4.15%, 11/02/42	13,718	16,567,582
General Electric Co.
3.45%, 05/01/27 (Call 03/01/27)(a)	11,307	12,469,228
3.63%, 05/01/30 (Call 02/01/30)	10,119	11,376,373
4.35%, 05/01/50 (Call 11/01/49)(a)	13,115	16,166,942
5.88%, 01/14/38	19,009	26,073,195
6.75%, 03/15/32	33,621	46,677,631
6.88%, 01/10/39	14,438	21,791,167
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	12,703	13,625,671
3.90%, 09/01/42 (Call 03/01/42)(a)	12,708	15,243,798
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	12,211	13,271,279
4.00%, 06/14/49 (Call 12/14/48)(a)	8,551	10,020,567
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	10,520	11,930,417

		280,555,581

Media — 4.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	7,422	7,240,724
2.80%, 04/01/31 (Call 01/01/31)	17,703	18,124,066
3.50%, 06/01/41 (Call 12/01/40)(a)	16,758	16,967,584

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.70%, 04/01/51 (Call 10/01/50)(a)	$23,081	$23,125,514
3.75%, 02/15/28 (Call 11/15/27)	12,255	13,550,972
3.85%, 04/01/61 (Call 10/01/60)	21,139	21,047,954
3.90%, 06/01/52 (Call 12/01/51)(a)	27,972	28,898,335
4.20%, 03/15/28 (Call 12/15/27)	14,425	16,302,792
4.40%, 12/01/61 (Call 06/01/61)	12,259	13,437,453
4.80%, 03/01/50 (Call 09/01/49)(a)	31,325	36,552,178
4.91%, 07/23/25 (Call 04/23/25)	42,976	48,622,647
5.05%, 03/30/29 (Call 12/30/28)(a)	14,112	16,724,583
5.13%, 07/01/49 (Call 01/01/49)	15,012	18,111,017
5.38%, 04/01/38 (Call 10/01/37)	9,202	11,365,401
5.38%, 05/01/47 (Call 11/01/46)	27,112	33,412,712
5.75%, 04/01/48 (Call 10/01/47)	23,892	30,843,748
6.38%, 10/23/35 (Call 04/23/35)	20,803	27,752,604
6.48%, 10/23/45 (Call 04/23/45)(a)	36,348	50,786,461
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	15,925	15,258,418
1.95%, 01/15/31 (Call 10/15/30)(a)	12,181	12,131,734
2.35%, 01/15/27 (Call 10/15/26)	15,438	16,263,814
2.45%, 08/15/52 (Call 02/15/52)(a)	14,040	12,912,616
2.65%, 02/01/30 (Call 11/01/29)	17,603	18,526,423
2.65%, 08/15/62 (Call 02/15/62)(a)	17,664	16,402,004
2.80%, 01/15/51 (Call 07/15/50)	19,758	19,415,169
2.89%, 11/01/51 (Call 05/01/51)(c)	42,450	42,247,305
2.94%, 11/01/56 (Call 05/01/56)(c)	53,852	53,852,964
2.99%, 11/01/63 (Call 05/01/63)(c)	40,087	39,440,962
3.10%, 04/01/25 (Call 03/01/25)	9,963	10,707,607
3.15%, 03/01/26 (Call 12/01/25)(a)	24,075	26,175,777
3.15%, 02/15/28 (Call 11/15/27)(a)	16,282	17,871,475
3.20%, 07/15/36 (Call 01/15/36)(a)	10,857	11,843,793
3.25%, 11/01/39 (Call 05/01/39)	14,927	16,227,767
3.30%, 02/01/27 (Call 11/01/26)(a)	14,444	15,872,210
3.30%, 04/01/27 (Call 02/01/27)	10,330	11,393,859
3.38%, 02/15/25 (Call 11/15/24)	10,258	11,093,676
3.38%, 08/15/25 (Call 05/15/25)(a)	16,762	18,258,614
3.40%, 04/01/30 (Call 01/01/30)	14,460	16,068,232
3.40%, 07/15/46 (Call 01/15/46)	15,540	16,845,826
3.45%, 02/01/50 (Call 08/01/49)(a)	19,474	21,373,239
3.55%, 05/01/28 (Call 02/01/28)(a)	11,729	13,118,905
3.75%, 04/01/40 (Call 10/01/39)	17,599	20,229,841
3.90%, 03/01/38 (Call 09/01/37)	13,669	15,922,747
3.95%, 10/15/25 (Call 08/15/25)(a)	30,929	34,470,414
3.97%, 11/01/47 (Call 05/01/47)	20,192	23,828,256
4.00%, 08/15/47 (Call 02/15/47)	9,686	11,461,615
4.00%, 03/01/48 (Call 09/01/47)	12,445	14,758,349
4.00%, 11/01/49 (Call 05/01/49)	22,460	26,743,221
4.05%, 11/01/52 (Call 05/01/52)	8,392	10,101,085
4.15%, 10/15/28 (Call 07/15/28)	37,919	44,014,237
4.20%, 08/15/34 (Call 02/15/34)(a)	13,995	16,601,520
4.25%, 10/15/30 (Call 07/15/30)	10,798	12,741,418
4.25%, 01/15/33(a)	19,386	23,153,642
4.40%, 08/15/35 (Call 02/15/35)	10,043	12,179,927
4.60%, 10/15/38 (Call 04/15/38)	15,703	19,687,979
4.60%, 08/15/45 (Call 02/15/45)	8,923	11,609,308
4.65%, 07/15/42	6,651	8,424,705
4.70%, 10/15/48 (Call 04/15/48)	20,416	26,853,038
4.75%, 03/01/44	5,211	6,679,048
4.95%, 10/15/58 (Call 04/15/58)(a)	12,701	18,213,845
5.65%, 06/15/35(a)	6,183	8,413,697
6.50%, 11/15/35(a)	10,130	14,755,176

Security	Par (000)	Value

Media (continued)
7.05%, 03/15/33(a)	$6,576	$9,622,278
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	10,623	11,638,581
3.95%, 03/20/28 (Call 12/20/27)(a)	18,214	20,361,666
4.00%, 09/15/55 (Call 03/15/55)	16,675	17,892,212
4.13%, 05/15/29 (Call 02/15/29)(a)	6,594	7,457,554
4.65%, 05/15/50 (Call 11/15/49)(a)	11,603	13,795,281
5.20%, 09/20/47 (Call 03/20/47)(a)	15,442	19,435,772
5.30%, 05/15/49 (Call 11/15/48)(a)	7,937	10,138,971
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)(a)	20,811	24,523,453
5.48%, 01/25/39 (Call 07/25/38)(a)	12,702	16,455,611
5.58%, 01/25/49 (Call 07/25/48)(a)	17,969	24,693,196
NBCUniversal Media LLC
4.45%, 01/15/43	8,052	10,048,568
5.95%, 04/01/41	6,241	9,269,355
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	10,972	12,181,066
5.50%, 09/01/41 (Call 03/01/41)(a)	14,887	18,639,892
5.88%, 11/15/40 (Call 05/15/40)	13,713	17,673,052
6.55%, 05/01/37(a)	17,140	23,375,445
6.75%, 06/15/39	17,432	24,372,931
7.30%, 07/01/38(a)	16,834	24,547,170
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	12,287	18,512,383
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	11,389	11,805,971
2.95%, 06/15/27(a)	11,583	12,669,209
3.00%, 02/13/26	9,582	10,379,655
3.15%, 09/17/25(a)	9,389	10,201,042
4.13%, 06/01/44	12,376	15,085,152
ViacomCBS Inc.
4.00%, 01/15/26 (Call 10/15/25)	6,793	7,537,604
4.20%, 05/19/32 (Call 02/19/32)(a)	9,687	11,203,754
4.38%, 03/15/43	14,496	16,974,156
4.75%, 05/15/25 (Call 04/15/25)(a)	14,062	15,868,689
4.95%, 01/15/31 (Call 10/15/30)(a)	13,816	16,728,206
4.95%, 05/19/50 (Call 11/19/49)(a)	10,204	12,960,568
5.85%, 09/01/43 (Call 03/01/43)(a)	12,991	18,016,089
6.88%, 04/30/36	13,813	19,904,342
7.88%, 07/30/30(a)	14,308	20,417,433
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,431	1,481,141
1.75%, 01/13/26	18,063	18,637,001
2.00%, 09/01/29 (Call 06/01/29)(a)	20,875	21,271,798
2.20%, 01/13/28(a)	9,782	10,193,090
2.65%, 01/13/31(a)	24,453	26,003,416
2.75%, 09/01/49 (Call 03/01/49)(a)	22,882	22,728,453
3.35%, 03/24/25(a)	22,234	24,170,719
3.50%, 05/13/40 (Call 11/13/39)	19,118	21,447,920
3.60%, 01/13/51 (Call 07/13/50)(a)	28,511	32,911,411
3.80%, 03/22/30(a)	17,296	19,974,644
3.80%, 05/13/60 (Call 11/13/59)(a)	14,519	17,377,920
4.63%, 03/23/40 (Call 09/23/39)(a)	9,204	11,760,972
4.70%, 03/23/50 (Call 09/23/49)(a)	19,939	26,815,792
6.20%, 12/15/34(a)	9,798	13,906,467
6.40%, 12/15/35	11,004	16,255,121
6.65%, 11/15/37(a)	14,246	21,757,182

		2,108,091,556

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)(a)	$9,598	$10,409,342

Mining — 0.5%
Barrick Gold Corp., 5.25%, 04/01/42	6,904	9,119,847
Barrick North America Finance LLC
5.70%, 05/30/41(a)	9,762	13,503,656
5.75%, 05/01/43(a)	10,151	14,240,280
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39(a)	9,403	13,173,394
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	9,140	11,130,420
5.00%, 09/30/43(a)	27,574	38,047,435
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	12,190	12,302,463
4.88%, 03/15/42 (Call 09/15/41)	9,306	11,947,514
6.25%, 10/01/39(a)	10,138	14,657,315
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	8,423	11,888,527
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	14,149	15,587,291
5.20%, 11/02/40	12,081	16,617,141
7.13%, 07/15/28	8,539	11,559,477
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	7,162	8,879,134

		202,653,894

Oil & Gas — 4.9%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	12,030	11,856,960
2.77%, 11/10/50 (Call 05/10/50)	16,167	15,265,523
2.94%, 06/04/51 (Call 12/04/50)	24,355	23,874,783
3.00%, 02/24/50 (Call 08/24/49)(a)	20,071	19,853,958
3.02%, 01/16/27 (Call 10/16/26)	11,154	12,061,334
3.06%, 06/17/41 (Call 12/17/40)	16,917	17,404,423
3.12%, 05/04/26 (Call 02/04/26)	10,686	11,596,883
3.19%, 04/06/25 (Call 03/06/25)(a)	10,127	10,886,710
3.38%, 02/08/61 (Call 08/08/60)	17,551	18,202,981
3.41%, 02/11/26 (Call 12/11/25)(a)	11,147	12,202,512
3.63%, 04/06/30 (Call 01/06/30)(a)	14,592	16,435,542
3.80%, 09/21/25 (Call 07/21/25)	12,617	13,943,432
3.94%, 09/21/28 (Call 06/21/28)	12,207	13,904,095
4.23%, 11/06/28 (Call 08/06/28)	21,126	24,441,400
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	15,486	17,073,527
3.51%, 03/17/25(a)	9,311	10,138,213
3.54%, 11/04/24	2,756	2,987,484
3.72%, 11/28/28 (Call 08/28/28)	7,569	8,525,738
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)(a)	15,438	17,011,341
4.95%, 06/01/47 (Call 12/01/46)	8,353	10,473,124
6.25%, 03/15/38	12,737	17,132,588
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)(a)	15,585	17,324,883
4.40%, 04/15/29 (Call 01/15/29)(a)	10,729	12,043,990
5.38%, 07/15/25 (Call 04/15/25)	11,045	12,532,099
5.40%, 06/15/47 (Call 12/15/46)	8,258	10,207,295
6.75%, 11/15/39	16,170	21,822,107
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)(a)	28,773	29,511,074
2.00%, 05/11/27 (Call 03/11/27)(a)	9,416	9,774,053
2.24%, 05/11/30 (Call 02/11/30)(a)	16,723	17,329,364

Security	Par (000)	Value

Oil & Gas (continued)
2.95%, 05/16/26 (Call 02/16/26)	$23,713	$25,709,765
3.08%, 05/11/50 (Call 11/11/49)(a)	9,364	9,880,008
3.33%, 11/17/25 (Call 08/17/25)(a)	8,858	9,687,794
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)(a)	9,220	9,163,656
1.02%, 08/12/27 (Call 06/12/27)	9,656	9,506,420
2.34%, 08/12/50 (Call 02/12/50)	8,388	7,701,186
5.05%, 11/15/44 (Call 05/15/44)	10,605	14,365,249
5.25%, 11/15/43 (Call 05/15/43)	9,081	12,543,117
6.00%, 03/01/41 (Call 09/01/40)	9,777	14,416,175
Cimarex Energy Co., 3.90%, 05/15/27 (Call 02/15/27)	8,965	9,912,014
ConocoPhillips
3.75%, 10/01/27 (Call 07/01/27)(c)	10,142	11,410,234
4.30%, 08/15/28 (Call 05/15/28)(c)	11,804	13,655,813
4.88%, 10/01/47 (Call 04/01/47)(c)	7,899	10,424,110
6.50%, 02/01/39(a)	29,143	43,018,556
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	8,791	10,699,841
4.95%, 03/15/26 (Call 12/15/25)(a)	12,502	14,470,351
6.95%, 04/15/29	20,026	27,109,785
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	8,518	9,691,355
5.00%, 06/15/45 (Call 12/15/44)(a)	5,638	6,647,304
5.60%, 07/15/41 (Call 01/15/41)(a)	14,205	17,768,334
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	2,786	2,928,022
3.13%, 03/24/31 (Call 12/24/30)	9,083	9,488,939
3.25%, 12/01/26 (Call 10/01/26)	10,900	11,692,365
3.50%, 12/01/29 (Call 09/01/29)(a)	15,780	17,013,207
EOG Resources Inc.
4.15%, 01/15/26 (Call 10/15/25)	8,084	9,071,957
4.38%, 04/15/30 (Call 01/15/30)	10,958	12,947,168
4.95%, 04/15/50 (Call 10/15/49)(a)	6,434	8,676,057
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	4,655	4,792,970
2.38%, 05/22/30 (Call 02/22/30)	7,182	7,475,074
2.88%, 04/06/25 (Call 03/06/25)	7,705	8,224,225
3.13%, 04/06/30 (Call 01/06/30)(a)	6,141	6,745,685
3.25%, 11/18/49 (Call 05/18/49)	8,535	9,237,228
3.63%, 09/10/28 (Call 06/10/28)(a)	9,622	10,883,977
3.70%, 04/06/50 (Call 10/06/49)(a)	9,238	10,820,103
3.95%, 05/15/43	10,551	12,454,646
4.80%, 11/08/43(a)	4,742	6,225,096
5.10%, 08/17/40	7,744	10,420,924
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	9,867	10,409,386
2.44%, 08/16/29 (Call 05/16/29)(a)	15,784	16,560,647
2.61%, 10/15/30 (Call 07/15/30)(a)	21,500	22,753,824
2.71%, 03/06/25 (Call 12/06/24)	19,750	20,927,074
2.99%, 03/19/25 (Call 02/19/25)(a)	32,170	34,426,092
3.00%, 08/16/39 (Call 02/16/39)	8,618	9,037,536
3.04%, 03/01/26 (Call 12/01/25)(a)	29,229	31,695,197
3.10%, 08/16/49 (Call 02/16/49)(a)	17,062	17,690,909
3.29%, 03/19/27 (Call 01/19/27)(a)	11,918	13,166,887
3.45%, 04/15/51 (Call 10/15/50)(a)	30,544	33,768,631
3.48%, 03/19/30 (Call 12/19/29)(a)	21,654	24,351,872
3.57%, 03/06/45 (Call 09/06/44)	9,128	10,122,266
4.11%, 03/01/46 (Call 09/01/45)(a)	26,949	32,403,494
4.23%, 03/19/40 (Call 09/19/39)	21,778	26,290,530
4.33%, 03/19/50 (Call 09/19/49)(a)	29,499	37,073,927

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)(a)	$7,958	$8,850,334
5.60%, 02/15/41(a)	15,504	19,336,463
6.00%, 01/15/40	7,024	9,044,527
Marathon Oil Corp.
3.85%, 06/01/25 (Call 09/03/21)	6,708	7,402,037
4.40%, 07/15/27 (Call 04/15/27)(a)	13,615	15,398,293
6.60%, 10/01/37(a)	10,655	14,159,731
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	2,908	3,123,448
4.70%, 05/01/25 (Call 04/01/25)	16,867	18,881,836
4.75%, 09/15/44 (Call 03/15/44)	10,362	12,239,056
6.50%, 03/01/41 (Call 09/01/40)	12,638	17,578,171
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	8,764	8,628,858
3.90%, 03/15/28 (Call 12/15/27)	9,457	10,612,388
4.65%, 11/15/34 (Call 05/15/34)	12,562	14,918,531
4.88%, 11/15/44 (Call 05/15/44)(a)	18,117	22,774,491
5.88%, 05/01/42	14,989	20,684,630
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	6,278	6,224,196
1.90%, 08/15/30 (Call 05/15/30)(a)	8,587	8,275,094
2.15%, 01/15/31 (Call 10/15/30)(a)	11,892	11,654,882
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)(a)	2,650	2,762,960
2.38%, 04/06/25 (Call 03/06/25)	18,473	19,397,884
2.38%, 11/07/29 (Call 08/07/29)(a)	15,672	16,363,079
2.50%, 09/12/26(a)	11,256	11,970,355
2.75%, 04/06/30 (Call 01/06/30)(a)	19,431	20,776,119
2.88%, 05/10/26	19,860	21,451,167
3.13%, 11/07/49 (Call 05/07/49)(a)	13,384	14,126,191
3.25%, 05/11/25(a)	31,446	34,090,665
3.25%, 04/06/50 (Call 10/06/49)(a)	21,079	22,793,747
3.75%, 09/12/46	14,386	16,586,585
3.88%, 11/13/28 (Call 08/13/28)(a)	16,511	18,978,368
4.00%, 05/10/46(a)	25,560	30,361,385
4.13%, 05/11/35	15,944	19,021,587
4.38%, 05/11/45	30,292	37,825,542
4.55%, 08/12/43(a)	14,190	18,002,708
5.50%, 03/25/40	11,003	15,413,865
6.38%, 12/15/38	30,096	44,547,816
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/28/21)(a)	7,644	8,237,764
3.75%, 03/04/51 (Call 09/04/50)(a)	6,820	7,431,157
4.00%, 11/15/47 (Call 05/15/47)(a)	8,886	10,015,452
6.50%, 06/15/38	13,254	18,605,204
6.80%, 05/15/38	10,993	15,768,749
6.85%, 06/01/39	8,702	12,727,034
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	10,533	11,052,613
2.83%, 01/10/30 (Call 10/10/29)(a)	12,510	13,432,537
2.99%, 06/29/41 (Call 12/29/40)(a)	8,193	8,504,291
3.13%, 05/29/50 (Call 11/29/49)(a)	24,929	25,839,267
3.39%, 06/29/60 (Call 12/29/59)	10,493	11,267,541
3.46%, 02/19/29 (Call 11/19/28)(a)	13,645	15,279,345
3.46%, 07/12/49 (Call 01/12/49)(a)	9,309	10,208,357
TotalEnergies Capital SA, 3.88%, 10/11/28	12,330	14,176,663
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	13,148	13,873,002
3.40%, 09/15/26 (Call 06/15/26)	13,032	14,043,948

Security	Par (000)	Value

Oil & Gas (continued)
4.00%, 04/01/29 (Call 01/01/29)(a)	$11,989	$13,288,632
4.35%, 06/01/28 (Call 03/01/28)	9,079	10,251,335
6.63%, 06/15/37	17,522	23,914,162
7.50%, 04/15/32	8,804	12,229,272

		2,087,777,712

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)(a)	15,945	17,463,029
4.08%, 12/15/47 (Call 06/15/47)	17,305	19,812,680
Baker Hughes Holdings LLC, 5.13%, 09/15/40	10,360	13,369,811
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	11,695	12,162,696
3.80%, 11/15/25 (Call 08/15/25)(a)	13,289	14,624,719
4.75%, 08/01/43 (Call 02/01/43)	11,151	12,806,209
4.85%, 11/15/35 (Call 05/15/35)	13,146	15,546,107
5.00%, 11/15/45 (Call 05/15/45)(a)	19,489	23,482,536
6.70%, 09/15/38	7,399	10,188,652
7.45%, 09/15/39(a)	12,274	17,980,876
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	14,752	15,501,806

		172,939,121

Packaging & Containers — 0.1%
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)(c)	8,913	8,989,485
WRKCo Inc.
4.65%, 03/15/26 (Call 01/15/26)(a)	8,419	9,593,419
4.90%, 03/15/29 (Call 12/15/28)(a)	8,946	10,734,438

		29,317,342

Pharmaceuticals — 8.3%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	35,220	37,118,488
2.95%, 11/21/26 (Call 09/21/26)	42,084	45,355,610
3.20%, 05/14/26 (Call 02/14/26)(a)	22,967	24,922,585
3.20%, 11/21/29 (Call 08/21/29)	55,823	61,023,783
3.60%, 05/14/25 (Call 02/14/25)(a)	41,959	45,634,688
3.80%, 03/15/25 (Call 12/15/24)	27,954	30,476,248
4.05%, 11/21/39 (Call 05/21/39)	40,839	47,874,122
4.25%, 11/14/28 (Call 08/14/28)(a)	17,252	20,002,914
4.25%, 11/21/49 (Call 05/21/49)(a)	60,604	73,520,955
4.30%, 05/14/36 (Call 11/14/35)(a)	9,431	11,264,866
4.40%, 11/06/42	27,900	34,008,906
4.45%, 05/14/46 (Call 11/14/45)	20,063	24,579,841
4.50%, 05/14/35 (Call 11/14/34)(a)	28,228	34,317,996
4.55%, 03/15/35 (Call 09/15/34)(a)	19,374	23,541,334
4.70%, 05/14/45 (Call 11/14/44)(a)	30,446	38,350,074
4.75%, 03/15/45 (Call 09/15/44)(a)	10,116	12,772,970
4.85%, 06/15/44 (Call 12/15/43)	11,527	14,758,764
4.88%, 11/14/48 (Call 05/14/48)	19,463	25,344,787
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	14,284	14,815,709
3.45%, 12/15/27 (Call 09/15/27)(a)	9,620	10,583,286
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	15,072	15,139,684
1.75%, 05/28/28 (Call 03/28/28)	12,524	12,704,455
2.25%, 05/28/31 (Call 02/28/31)(a)	8,361	8,632,101
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)(a)	15,571	15,305,332
1.38%, 08/06/30 (Call 05/06/30)(a)	14,416	13,817,034
3.00%, 05/28/51 (Call 11/28/50)(a)	11,260	11,971,677

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.13%, 06/12/27 (Call 03/12/27)(a)	$9,197	$10,047,497
3.38%, 11/16/25(a)	21,474	23,551,506
4.00%, 01/17/29 (Call 10/17/28)	12,488	14,413,016
4.00%, 09/18/42(a)	11,193	13,647,712
4.38%, 11/16/45(a)	9,432	12,184,082
4.38%, 08/17/48 (Call 02/17/48)	5,422	7,044,655
6.45%, 09/15/37	30,700	46,240,702
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	13,324	13,128,139
2.82%, 05/20/30 (Call 02/20/30)(a)	10,991	11,642,908
3.70%, 06/06/27 (Call 03/06/27)(a)	21,123	23,552,160
3.73%, 12/15/24 (Call 09/15/24)	2,138	2,322,036
3.79%, 05/20/50 (Call 11/20/49)(a)	8,068	9,144,751
4.67%, 06/06/47 (Call 12/06/46)(a)	15,383	19,536,875
4.69%, 12/15/44 (Call 06/15/44)(a)	11,463	14,566,370
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)(a)	11,460	11,372,257
1.13%, 11/13/27 (Call 09/13/27)(a)	11,639	11,550,416
1.45%, 11/13/30 (Call 08/13/30)(a)	10,848	10,568,001
2.35%, 11/13/40 (Call 05/13/40)	10,313	9,993,009
2.55%, 11/13/50 (Call 05/13/50)(a)	14,992	14,578,660
3.20%, 06/15/26 (Call 04/15/26)	25,396	27,872,313
3.25%, 02/27/27(a)	9,322	10,333,459
3.40%, 07/26/29 (Call 04/26/29)(a)	41,892	47,078,653
3.45%, 11/15/27 (Call 08/15/27)	11,361	12,729,242
3.88%, 08/15/25 (Call 05/15/25)(a)	19,521	21,644,982
3.90%, 02/20/28 (Call 11/20/27)	15,348	17,589,968
4.13%, 06/15/39 (Call 12/15/38)	22,147	26,997,361
4.25%, 10/26/49 (Call 04/26/49)	39,299	50,059,365
4.35%, 11/15/47 (Call 05/15/47)	14,325	18,317,087
4.55%, 02/20/48 (Call 08/20/47)(a)	14,427	18,974,128
5.00%, 08/15/45 (Call 02/15/45)(a)	19,327	26,534,589
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	14,023	15,384,520
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)(a)	9,887	9,940,344
2.38%, 03/15/31 (Call 12/15/30)(a)	15,868	16,301,225
2.40%, 03/15/30 (Call 12/15/29)(a)	15,830	16,333,657
3.20%, 03/15/40 (Call 09/15/39)(a)	9,813	10,293,786
3.25%, 04/15/25 (Call 01/15/25)(a)	9,846	10,603,048
3.40%, 03/01/27 (Call 12/01/26)(a)	17,057	18,797,669
3.40%, 03/15/50 (Call 09/15/49)(a)	13,981	14,906,751
3.40%, 03/15/51 (Call 09/15/50)	16,663	17,790,922
3.88%, 10/15/47 (Call 04/15/47)	11,373	12,922,668
4.13%, 11/15/25 (Call 09/15/25)(a)	23,891	26,689,776
4.38%, 10/15/28 (Call 07/15/28)(a)	39,076	45,598,691
4.50%, 02/25/26 (Call 11/27/25)	15,154	17,187,623
4.80%, 08/15/38 (Call 02/15/38)	24,549	30,673,413
4.80%, 07/15/46 (Call 01/16/46)	15,684	20,060,245
4.90%, 12/15/48 (Call 06/15/48)(a)	30,699	40,150,430
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	23,587	23,359,994
1.75%, 08/21/30 (Call 05/21/30)(a)	13,976	13,630,817
1.88%, 02/28/31 (Call 11/28/30)(a)	14,495	14,174,187
2.13%, 09/15/31 (Call 06/15/31)	46,410	46,245,175
2.63%, 08/15/24 (Call 07/15/24)	1,389	1,463,598
2.70%, 08/21/40 (Call 02/21/40)(a)	14,738	14,456,056
2.88%, 06/01/26 (Call 03/01/26)(a)	19,802	21,268,502
3.00%, 08/15/26 (Call 06/15/26)(a)	9,404	10,143,438
3.25%, 08/15/29 (Call 05/15/29)(a)	15,803	17,251,084
3.63%, 04/01/27 (Call 02/01/27)	11,563	12,842,431

Security	Par (000)	Value

Pharmaceuticals (continued)
3.75%, 04/01/30 (Call 01/01/30)	$16,802	$18,933,955
3.88%, 07/20/25 (Call 04/20/25)	30,739	33,850,918
4.10%, 03/25/25 (Call 01/25/25)(a)	11,788	13,000,510
4.13%, 04/01/40 (Call 10/01/39)	11,979	14,022,543
4.25%, 04/01/50 (Call 10/01/49)	8,423	10,234,201
4.30%, 03/25/28 (Call 12/25/27)	28,825	33,210,398
4.78%, 03/25/38 (Call 09/25/37)	54,880	68,122,517
5.05%, 03/25/48 (Call 09/25/47)	82,230	108,702,781
5.13%, 07/20/45 (Call 01/20/45)	35,455	46,758,596
5.30%, 12/05/43 (Call 06/05/43)(a)	8,885	11,898,232
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	10,761	9,979,283
2.50%, 09/15/60 (Call 03/15/60)	10,456	9,850,248
3.38%, 03/15/29 (Call 12/15/28)	11,103	12,499,408
3.95%, 03/15/49 (Call 09/15/48)	16,961	20,938,558
4.15%, 03/15/59 (Call 09/15/58)	11,034	14,356,087
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	11,739	12,921,577
3.88%, 05/15/28	20,037	23,037,899
6.38%, 05/15/38	28,113	42,351,124
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	11,637	13,004,398
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	11,819	11,733,579
0.95%, 09/01/27 (Call 07/01/27)(a)	18,284	18,083,432
1.30%, 09/01/30 (Call 06/01/30)(a)	12,522	12,267,055
2.10%, 09/01/40 (Call 03/01/40)(a)	11,758	11,362,466
2.25%, 09/01/50 (Call 03/01/50)(a)	12,484	12,018,284
2.45%, 03/01/26 (Call 12/01/25)(a)	23,691	25,264,296
2.45%, 09/01/60 (Call 03/01/60)(a)	15,147	14,757,811
2.63%, 01/15/25 (Call 11/15/24)(a)	2,868	3,046,396
2.90%, 01/15/28 (Call 10/15/27)	17,017	18,585,346
2.95%, 03/03/27 (Call 12/03/26)(a)	13,867	15,186,426
3.40%, 01/15/38 (Call 07/15/37)(a)	12,432	14,270,707
3.50%, 01/15/48 (Call 07/15/47)	6,130	7,250,058
3.55%, 03/01/36 (Call 09/01/35)	11,182	13,175,236
3.63%, 03/03/37 (Call 09/03/36)	17,212	20,257,440
3.70%, 03/01/46 (Call 09/01/45)	18,941	22,835,099
3.75%, 03/03/47 (Call 09/03/46)(a)	11,597	14,169,147
4.38%, 12/05/33 (Call 06/05/33)(a)	9,941	12,487,065
5.95%, 08/15/37(a)	10,960	16,189,338
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	10,246	11,499,646
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	12,553	12,482,436
1.45%, 06/24/30 (Call 03/24/30)(a)	15,414	15,157,308
2.35%, 06/24/40 (Call 12/24/39)	13,419	13,163,426
2.45%, 06/24/50 (Call 12/24/49)(a)	13,780	13,257,941
2.75%, 02/10/25 (Call 11/10/24)(a)	19,086	20,274,063
3.40%, 03/07/29 (Call 12/07/28)(a)	18,565	20,875,284
3.70%, 02/10/45 (Call 08/10/44)(a)	20,671	24,195,197
3.90%, 03/07/39 (Call 09/07/38)(a)	12,585	15,047,919
4.00%, 03/07/49 (Call 09/07/48)	13,042	16,099,430
4.15%, 05/18/43	15,538	19,323,970
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(a)	9,580	11,054,543
5.20%, 04/15/48 (Call 10/15/47)(a)	9,933	12,402,302
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(a)	12,551	12,948,444
2.00%, 02/14/27 (Call 12/14/26)	16,166	16,850,284

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.20%, 08/14/30 (Call 05/14/30)(a)	$16,895	$17,579,841
2.75%, 08/14/50 (Call 02/14/50)(a)	13,684	14,201,719
3.00%, 11/20/25 (Call 08/20/25)(a)	18,240	19,761,969
3.10%, 05/17/27 (Call 02/17/27)(a)	10,946	12,003,317
4.00%, 11/20/45 (Call 05/20/45)	10,137	12,578,214
4.40%, 05/06/44(a)	20,720	27,003,541
Perrigo Finance Unlimited Co., 3.15%, 06/15/30 (Call 03/15/30)(a)	9,275	9,555,497
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	4,069	4,075,780
1.70%, 05/28/30 (Call 02/28/30)(a)	11,018	11,036,868
1.75%, 08/18/31 (Call 05/18/31)	30,000	29,859,201
2.55%, 05/28/40 (Call 11/28/39)(a)	11,634	11,798,877
2.63%, 04/01/30 (Call 01/01/30)	13,897	14,913,233
2.70%, 05/28/50 (Call 11/28/49)(a)	13,548	13,743,996
2.75%, 06/03/26(a)	15,748	17,091,838
3.00%, 12/15/26(a)	19,394	21,349,493
3.45%, 03/15/29 (Call 12/15/28)	16,150	18,223,600
3.60%, 09/15/28 (Call 06/15/28)	7,224	8,222,812
3.90%, 03/15/39 (Call 09/15/38)	8,669	10,380,775
4.00%, 12/15/36(a)	11,059	13,425,745
4.00%, 03/15/49 (Call 09/15/48)(a)	14,486	17,957,106
4.13%, 12/15/46	12,474	15,617,626
4.20%, 09/15/48 (Call 03/15/48)	10,842	13,750,793
4.30%, 06/15/43(a)	7,873	10,001,405
4.40%, 05/15/44	11,925	15,361,853
7.20%, 03/15/39	24,975	40,951,503
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)(a)	11,844	13,516,638
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)(a)	33,025	35,845,150
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	28,362	28,249,831
3.03%, 07/09/40 (Call 01/09/40)	17,003	17,487,329
3.18%, 07/09/50 (Call 01/09/50)(a)	20,372	21,096,532
3.38%, 07/09/60 (Call 01/09/60)(a)	11,084	11,804,866
5.00%, 11/26/28 (Call 08/26/28)	18,346	22,147,161
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	26,469	29,343,602
5.25%, 06/15/46 (Call 12/15/45)	11,062	13,758,382
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)(c)	7,017	7,128,074
2.30%, 06/22/27 (Call 04/22/27)(a)(c)	6,750	6,948,061
2.70%, 06/22/30 (Call 03/22/30)(a)(c)	13,913	14,182,418
3.85%, 06/22/40 (Call 12/22/39)(a)(c)	12,524	13,555,284
4.00%, 06/22/50 (Call 12/22/49)(c)	21,781	23,720,374
Wyeth LLC
5.95%, 04/01/37(a)	22,745	32,606,909
6.50%, 02/01/34(a)	8,864	12,926,793
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	8,931	8,986,260
3.00%, 09/12/27 (Call 06/12/27)(a)	8,078	8,785,729
4.50%, 11/13/25 (Call 08/13/25)(a)	10,680	12,110,412
4.70%, 02/01/43 (Call 08/01/42)(a)	16,405	21,297,916

		3,534,713,088

Pipelines — 3.3%
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(c)	10,000	9,995,792
3.70%, 11/15/29 (Call 05/18/29)	16,434	18,032,111
5.13%, 06/30/27 (Call 01/01/27)	16,759	19,521,249
5.88%, 03/31/25 (Call 10/02/24)	15,828	17,991,477

Security	Par (000)	Value

Pipelines (continued)
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	$8,423	$9,573,860
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	13,179	13,323,190
3.13%, 11/15/29 (Call 08/15/29)(a)	12,316	13,214,256
4.25%, 12/01/26 (Call 09/01/26)	11,944	13,427,051
5.50%, 12/01/46 (Call 06/01/46)(a)	6,536	8,955,000
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	13,380	14,055,093
3.75%, 05/15/30 (Call 02/15/30)	14,627	15,900,131
4.00%, 10/01/27 (Call 07/01/27)	10,051	11,147,278
4.05%, 03/15/25 (Call 12/15/24)	9,210	9,976,512
4.75%, 01/15/26 (Call 10/15/25)	12,176	13,659,683
4.95%, 06/15/28 (Call 03/15/28)(a)	6,727	7,793,478
5.00%, 05/15/50 (Call 11/15/49)	22,164	25,976,062
5.15%, 03/15/45 (Call 09/15/44)	11,177	12,981,998
5.25%, 04/15/29 (Call 01/15/29)	17,935	21,152,071
5.30%, 04/15/47 (Call 10/15/46)	9,949	11,769,406
5.35%, 05/15/45 (Call 11/15/44)	9,210	10,865,506
5.40%, 10/01/47 (Call 04/01/47)	16,828	20,215,507
5.50%, 06/01/27 (Call 03/01/27)	11,042	13,020,034
6.00%, 06/15/48 (Call 12/15/47)	11,265	14,434,757
6.13%, 12/15/45 (Call 06/15/45)	11,267	14,476,675
6.25%, 04/15/49 (Call 10/15/48)	17,643	23,365,952
6.50%, 02/01/42 (Call 08/01/41)	10,652	13,942,547
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(a)	14,021	14,885,901
3.13%, 07/31/29 (Call 04/30/29)	15,360	16,623,145
3.20%, 02/15/52 (Call 08/15/51)(a)	11,646	11,646,003
3.70%, 02/15/26 (Call 11/15/25)	8,503	9,387,150
3.70%, 01/31/51 (Call 07/31/50)	10,475	11,306,229
3.75%, 02/15/25 (Call 11/15/24)(a)	13,653	14,838,549
3.95%, 01/31/60 (Call 07/31/59)	11,444	12,728,891
4.15%, 10/16/28 (Call 07/16/28)	7,946	9,142,961
4.20%, 01/31/50 (Call 07/31/49)(a)	14,106	16,253,887
4.25%, 02/15/48 (Call 08/15/47)	14,344	16,552,003
4.45%, 02/15/43 (Call 08/15/42)	10,487	12,379,369
4.80%, 02/01/49 (Call 08/01/48)	12,623	15,711,406
4.85%, 08/15/42 (Call 02/15/42)	9,533	11,733,914
4.85%, 03/15/44 (Call 09/15/43)	15,371	18,970,773
4.90%, 05/15/46 (Call 11/15/45)	10,638	13,242,072
5.10%, 02/15/45 (Call 08/15/44)	13,151	16,640,427
5.95%, 02/01/41	7,584	10,509,810
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	8,249	10,479,433
6.95%, 01/15/38	13,848	19,816,915
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	7,228	7,049,239
3.60%, 02/15/51 (Call 08/15/50)	8,571	8,844,956
4.30%, 06/01/25 (Call 03/01/25)(a)	14,673	16,243,150
4.30%, 03/01/28 (Call 12/01/27)	14,963	17,098,596
5.05%, 02/15/46 (Call 08/15/45)	8,456	10,381,063
5.20%, 03/01/48 (Call 09/01/47)(a)	8,436	10,718,106
5.30%, 12/01/34 (Call 06/01/34)(a)	3,700	4,601,472
5.55%, 06/01/45 (Call 12/01/44)	18,093	23,448,258
7.75%, 01/15/32	11,641	16,851,733
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)	8,598	9,403,952
MPLX LP 1.75%, 03/01/26 (Call 02/01/26)	17,998	18,223,384

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
2.65%, 08/15/30 (Call 05/15/30)	$13,992	$14,230,149
4.00%, 03/15/28 (Call 12/15/27)	12,888	14,374,832
4.13%, 03/01/27 (Call 12/01/26)	14,052	15,772,811
4.50%, 04/15/38 (Call 10/15/37)	18,379	20,992,689
4.70%, 04/15/48 (Call 10/15/47)	17,212	20,055,199
4.80%, 02/15/29 (Call 11/15/28)(a)	9,244	10,831,419
4.88%, 12/01/24 (Call 09/01/24)	5,489	6,109,978
4.88%, 06/01/25 (Call 03/01/25)	14,258	16,035,509
5.20%, 03/01/47 (Call 09/01/46)(a)	11,847	14,577,516
5.50%, 02/15/49 (Call 08/15/48)(a)	17,331	22,403,853
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	8,433	8,876,831
3.40%, 09/01/29 (Call 06/01/29)(a)	10,086	10,817,812
4.55%, 07/15/28 (Call 04/15/28)	7,677	8,785,450
5.20%, 07/15/48 (Call 01/15/48)(a)	10,455	12,847,578
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	10,542	11,192,856
3.60%, 11/01/24 (Call 08/01/24)	2,366	2,521,646
3.80%, 09/15/30 (Call 06/15/30)(a)	7,696	8,282,016
4.50%, 12/15/26 (Call 09/15/26)	9,154	10,275,854
4.65%, 10/15/25 (Call 07/15/25)(a)	12,457	13,881,118
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	15,645	17,578,878
4.50%, 05/15/30 (Call 11/15/29)	20,616	23,919,599
5.00%, 03/15/27 (Call 09/15/26)	17,470	20,213,314
5.63%, 03/01/25 (Call 12/01/24)(a)	21,340	24,304,100
5.88%, 06/30/26 (Call 12/31/25)	17,802	21,032,944
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)(a)	14,750	16,909,747
4.25%, 05/15/28 (Call 02/15/28)(a)	15,199	17,472,013
4.63%, 03/01/34 (Call 12/01/33)	13,653	16,127,964
4.88%, 01/15/26 (Call 10/15/25)(a)	9,235	10,596,793
4.88%, 05/15/48 (Call 11/15/47)(a)	9,382	12,023,103
5.10%, 03/15/49 (Call 09/15/48)(a)	11,144	14,788,384
6.10%, 06/01/40	10,140	14,032,572
6.20%, 10/15/37	11,203	15,360,939
7.63%, 01/15/39	11,271	17,622,142
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	11,665	14,686,251
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	7,903	8,076,043
3.50%, 11/15/30 (Call 08/15/30)(a)	13,169	14,452,268
3.75%, 06/15/27 (Call 03/15/27)(a)	16,762	18,624,345
3.90%, 01/15/25 (Call 10/15/24)(a)	7,399	8,027,111
4.00%, 09/15/25 (Call 06/15/25)(a)	10,349	11,419,068
4.85%, 03/01/48 (Call 09/01/47)	11,322	13,912,211
5.10%, 09/15/45 (Call 03/15/45)(a)	13,763	17,134,796
6.30%, 04/15/40	11,279	15,447,070

		1,391,106,194

Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)(a)	11,533	11,049,502
2.00%, 05/18/32 (Call 02/18/32)	10,226	10,066,111
3.00%, 05/18/51 (Call 11/18/50)	11,000	10,992,719
3.38%, 08/15/31 (Call 05/15/31)	7,679	8,503,261
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	9,641	9,360,408
2.10%, 06/15/30 (Call 03/15/30)	7,680	7,591,755
2.40%, 03/15/25 (Call 02/15/25)	9,565	9,988,953
2.75%, 01/15/27 (Call 11/15/26)(a)	9,657	10,215,159

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.90%, 01/15/30 (Call 10/15/29)	$9,328	$9,817,519
3.10%, 06/15/50 (Call 12/15/49)(a)	11,594	11,521,120
3.38%, 10/15/26 (Call 07/15/26)(a)	13,437	14,628,376
3.55%, 07/15/27 (Call 04/15/27)(a)	6,090	6,702,937
3.80%, 08/15/29 (Call 05/15/29)	17,615	19,666,682
4.00%, 06/01/25 (Call 03/01/25)	6,638	7,284,876
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	9,778	9,907,911
2.75%, 10/01/26 (Call 07/01/26)(a)	11,783	12,589,469
3.20%, 01/15/25 (Call 10/15/24)	8,964	9,578,695
3.25%, 01/30/31 (Call 10/30/30)(a)	16,565	17,856,369
3.40%, 06/21/29 (Call 03/21/29)(a)	8,311	9,104,904
3.65%, 02/01/26 (Call 11/03/25)(a)	11,330	12,471,730
4.50%, 12/01/28 (Call 09/01/28)(a)	6,594	7,713,332
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)(a)	9,609	10,881,234
4.13%, 05/15/29 (Call 02/15/29)(a)	7,713	8,784,838
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	10,963	10,798,692
2.10%, 04/01/31 (Call 01/01/31)(a)	9,433	9,256,342
2.25%, 01/15/31 (Call 10/15/30)	10,558	10,490,910
2.50%, 07/15/31 (Call 04/15/31)	9,849	9,990,275
2.90%, 04/01/41 (Call 10/01/40)	12,968	12,761,193
3.20%, 09/01/24 (Call 07/01/24)	921	982,599
3.25%, 01/15/51 (Call 07/15/50)	11,742	11,901,445
3.30%, 07/01/30 (Call 04/01/30)	6,298	6,800,644
3.65%, 09/01/27 (Call 06/01/27)(a)	12,362	13,670,479
3.70%, 06/15/26 (Call 03/15/26)	9,783	10,774,435
3.80%, 02/15/28 (Call 11/15/27)	11,236	12,510,302
4.45%, 02/15/26 (Call 11/15/25)	12,898	14,551,477
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	11,208	12,457,500
3.70%, 08/15/27 (Call 05/15/27)(a)	12,554	14,072,783
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	14,106	14,048,295
2.50%, 05/15/31 (Call 02/15/31)	14,278	14,641,811
2.63%, 11/18/24 (Call 10/18/24)	10,770	11,326,210
3.20%, 11/18/29 (Call 08/18/29)	13,501	14,561,000
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)	6,840	8,787,940
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)(a)	5,165	5,794,169
5.30%, 01/15/29 (Call 10/15/28)(a)	8,490	9,947,950
5.38%, 04/15/26 (Call 01/15/26)(a)	11,985	13,743,578
Healthcare Trust of America Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)(a)	7,796	7,584,849
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)(a)	6,394	6,842,345
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	8,167	7,762,565
2.25%, 04/15/30 (Call 01/15/30)(a)	11,646	12,000,944
Realty Income Corp., 3.25%, 01/15/31 (Call 10/15/30)	11,301	12,477,110
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	8,165	8,199,212
2.00%, 09/13/24 (Call 06/13/24)	2,176	2,254,262
2.45%, 09/13/29 (Call 06/13/29)(a)	13,845	14,302,572
2.65%, 07/15/30 (Call 04/15/30)(a)	5,551	5,783,920
3.25%, 11/30/26 (Call 08/30/26)(a)	8,657	9,461,373
3.25%, 09/13/49 (Call 03/13/49)(a)	12,772	13,108,572
3.30%, 01/15/26 (Call 10/15/25)(a)	11,811	12,793,041
3.38%, 10/01/24 (Call 07/01/24)(a)	3,516	3,775,770

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 06/15/27 (Call 03/15/27)(a)	$7,781	$8,551,837
3.38%, 12/01/27 (Call 09/01/27)(a)	10,020	11,030,954
3.50%, 09/01/25 (Call 06/01/25)(a)	12,462	13,596,887
3.80%, 07/15/50 (Call 01/15/50)(a)	8,645	9,674,422
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	7,837	9,014,887
Welltower Inc.
2.80%, 06/01/31 (Call 03/01/31)	7,772	8,110,076
3.10%, 01/15/30 (Call 10/15/29)(a)	10,620	11,336,786
4.00%, 06/01/25 (Call 03/01/25)(a)	15,236	16,765,673
4.25%, 04/15/28 (Call 01/15/28)(a)	9,164	10,530,351
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)(a)	7,017	8,037,705
4.00%, 04/15/30 (Call 01/15/30)(a)	9,446	10,806,811
7.38%, 03/15/32	17,327	25,030,411

		748,981,224

Retail — 3.1%
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	7,326	8,395,455
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)(a)	15,101	15,264,166
1.60%, 04/20/30 (Call 01/20/30)	18,338	18,199,126
1.75%, 04/20/32 (Call 01/20/32)(a)	7,600	7,575,963
3.00%, 05/18/27 (Call 02/18/27)(a)	10,852	11,940,682
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	11,440	12,755,825
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)(a)	14,181	15,575,630
4.20%, 05/15/28 (Call 02/15/28)(a)	14,103	16,053,177
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)(a)	10,229	9,876,225
2.13%, 09/15/26 (Call 06/15/26)(a)	11,699	12,313,244
2.38%, 03/15/51 (Call 09/15/50)(a)	11,866	11,102,135
2.50%, 04/15/27 (Call 02/15/27)	6,677	7,141,482
2.70%, 04/15/30 (Call 01/15/30)(a)	16,674	17,913,694
2.80%, 09/14/27 (Call 06/14/27)(a)	11,248	12,242,261
2.95%, 06/15/29 (Call 03/15/29)(a)	20,338	22,271,208
3.00%, 04/01/26 (Call 01/01/26)(a)	13,638	14,841,919
3.13%, 12/15/49 (Call 06/15/49)	13,921	14,912,234
3.30%, 04/15/40 (Call 10/15/39)	14,098	15,581,479
3.35%, 09/15/25 (Call 06/15/25)(a)	10,921	11,957,346
3.35%, 04/15/50 (Call 10/15/49)(a)	15,963	17,758,731
3.50%, 09/15/56 (Call 03/15/56)	11,302	12,906,274
3.90%, 12/06/28 (Call 09/06/28)(a)	11,785	13,679,464
3.90%, 06/15/47 (Call 12/15/46)	13,671	16,441,548
4.20%, 04/01/43 (Call 10/01/42)	11,201	13,854,285
4.25%, 04/01/46 (Call 10/01/45)(a)	18,126	22,831,162
4.40%, 03/15/45 (Call 09/15/44)	10,464	13,407,947
4.50%, 12/06/48 (Call 06/06/48)	16,923	22,235,020
4.88%, 02/15/44 (Call 08/15/43)(a)	10,959	14,802,092
5.88%, 12/16/36(a)	34,017	48,712,620
5.95%, 04/01/41 (Call 10/01/40)(a)	11,400	16,761,113
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	11,530	11,319,176
1.70%, 10/15/30 (Call 07/15/30)	15,703	15,236,651
2.50%, 04/15/26 (Call 01/15/26)(a)	17,055	18,141,088
2.63%, 04/01/31 (Call 01/01/31)	18,940	19,775,364
3.00%, 10/15/50 (Call 04/15/50)(a)	18,216	18,248,630
3.10%, 05/03/27 (Call 02/03/27)(a)	16,777	18,333,510
3.38%, 09/15/25 (Call 06/15/25)(a)	9,560	10,439,021
3.65%, 04/05/29 (Call 01/05/29)	10,634	11,950,514
3.70%, 04/15/46 (Call 10/15/45)(a)	14,975	16,663,908
4.00%, 04/15/25 (Call 03/15/25)	6,107	6,720,245

Security	Par (000)	Value

Retail (continued)
4.05%, 05/03/47 (Call 11/03/46)	$17,222	$20,098,983
4.50%, 04/15/30 (Call 01/15/30)(a)	13,261	15,737,399
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)(a)	9,981	10,171,852
2.63%, 09/01/29 (Call 06/01/29)(a)	12,321	13,023,972
3.30%, 07/01/25 (Call 06/01/25)	7,683	8,333,308
3.50%, 03/01/27 (Call 12/01/26)(a)	10,638	11,764,564
3.50%, 07/01/27 (Call 05/01/27)(a)	12,061	13,418,287
3.60%, 07/01/30 (Call 04/01/30)(a)	8,675	9,792,468
3.63%, 09/01/49 (Call 03/01/49)	19,264	21,659,702
3.70%, 01/30/26 (Call 10/30/25)(a)	21,043	23,309,005
3.80%, 04/01/28 (Call 01/01/28)(a)	11,599	13,115,101
4.20%, 04/01/50 (Call 10/01/49)(a)	6,441	7,887,335
4.45%, 03/01/47 (Call 09/01/46)	10,419	12,964,200
4.45%, 09/01/48 (Call 03/01/48)	8,803	11,076,199
4.70%, 12/09/35 (Call 06/09/35)(a)	8,305	10,365,257
4.88%, 12/09/45 (Call 06/09/45)	19,794	26,059,666
6.30%, 10/15/37	9,272	13,391,414
6.30%, 03/01/38	9,110	13,212,748
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	4,892	4,840,928
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)(a)	10,411	11,698,325
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	8,699	8,885,933
2.55%, 11/15/30 (Call 08/15/30)(a)	15,207	15,877,290
3.50%, 11/15/50 (Call 05/15/50)	15,379	16,875,980
3.55%, 08/15/29 (Call 05/15/29)	10,510	11,801,987
3.80%, 08/15/25 (Call 06/15/25)(a)	11,379	12,569,608
4.00%, 11/15/28 (Call 08/15/28)(a)	7,225	8,336,380
4.45%, 08/15/49 (Call 02/15/49)(a)	8,399	10,583,547
4.50%, 11/15/48 (Call 05/15/48)(a)	11,998	15,189,563
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)(a)	18,479	19,428,185
2.35%, 02/15/30 (Call 11/15/29)(a)	8,541	8,989,527
2.50%, 04/15/26(a)	10,526	11,309,012
3.38%, 04/15/29 (Call 01/15/29)(a)	15,451	17,374,568
4.00%, 07/01/42(a)	7,233	9,063,832
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(a)	10,755	11,355,832
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	5,454	5,955,755
4.10%, 04/15/50 (Call 10/15/49)(a)	9,009	10,242,232
Walmart Inc.
2.95%, 09/24/49 (Call 03/24/49)(a)	10,710	11,519,470
3.05%, 07/08/26 (Call 05/08/26)(a)	14,849	16,261,006
3.25%, 07/08/29 (Call 04/08/29)(a)	16,549	18,596,748
3.55%, 06/26/25 (Call 04/26/25)(a)	16,658	18,326,907
3.63%, 12/15/47 (Call 06/15/47)	11,409	13,536,007
3.70%, 06/26/28 (Call 03/26/28)	30,972	35,361,897
3.95%, 06/28/38 (Call 12/28/37)(a)	16,508	20,017,492
4.05%, 06/29/48 (Call 12/29/47)(a)	30,951	39,289,360
5.25%, 09/01/35(a)	18,428	25,358,472
5.63%, 04/01/40(a)	9,134	13,202,464
5.63%, 04/15/41	10,472	15,313,813
6.20%, 04/15/38(a)	8,230	12,331,824
6.50%, 08/15/37	13,656	20,891,066

		1,341,898,084

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 3.1%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)(a)	$11,608	$12,848,393
3.90%, 12/15/25 (Call 09/15/25)	7,433	8,283,778
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	8,886	8,855,346
2.75%, 06/01/50 (Call 12/01/49)(a)	11,784	11,852,584
3.30%, 04/01/27 (Call 01/01/27)(a)	15,136	16,756,985
4.35%, 04/01/47 (Call 10/01/46)	9,455	12,130,753
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)(a)	15,119	16,464,794
3.88%, 01/15/27 (Call 10/15/26)	44,957	49,631,611
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(c)	9,488	9,484,398
2.45%, 02/15/31 (Call 11/15/30)(c)	30,978	30,638,202
2.60%, 02/15/33 (Call 11/15/32)(a)(c)	17,655	17,486,820
3.15%, 11/15/25 (Call 10/15/25)	18,858	20,195,287
3.42%, 04/15/33 (Call 01/15/33)(c)	22,944	24,341,482
3.46%, 09/15/26 (Call 07/15/26)	19,504	21,180,207
3.47%, 04/15/34 (Call 01/15/34)(c)	29,862	31,629,672
3.50%, 02/15/41 (Call 08/15/40)(a)(c)	29,766	30,458,548
3.75%, 02/15/51 (Call 08/15/50)(c)	19,349	20,109,700
4.11%, 09/15/28 (Call 06/15/28)	23,330	26,158,387
4.15%, 11/15/30 (Call 08/15/30)	29,350	33,047,757
4.25%, 04/15/26 (Call 02/15/26)	14,772	16,512,365
4.30%, 11/15/32 (Call 08/15/32)	21,096	24,173,487
4.70%, 04/15/25 (Call 03/15/25)	14,709	16,458,962
4.75%, 04/15/29 (Call 01/15/29)	31,847	36,973,150
5.00%, 04/15/30 (Call 01/15/30)	25,801	30,574,268
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	4,592	4,618,547
2.00%, 08/12/31 (Call 05/12/31)	6,000	6,034,345
2.45%, 11/15/29 (Call 08/15/29)	19,655	20,733,446
2.60%, 05/19/26 (Call 02/19/26)(a)	12,984	13,937,775
2.80%, 08/12/41 (Call 02/12/41)	3,495	3,540,033
3.05%, 08/12/51 (Call 02/12/51)	13,505	13,915,071
3.10%, 02/15/60 (Call 08/15/59)	11,366	11,591,515
3.15%, 05/11/27 (Call 02/11/27)(a)	12,605	13,893,231
3.20%, 08/12/61 (Call 02/12/61)	6,840	7,086,896
3.25%, 11/15/49 (Call 05/15/49)	21,812	23,260,463
3.40%, 03/25/25 (Call 02/25/25)(a)	17,083	18,578,266
3.70%, 07/29/25 (Call 04/29/25)	21,863	24,070,706
3.73%, 12/08/47 (Call 06/08/47)	21,734	24,881,209
3.75%, 03/25/27 (Call 01/25/27)(a)	11,868	13,426,169
3.90%, 03/25/30 (Call 12/25/29)(a)	16,164	18,779,154
4.00%, 12/15/32(a)	7,258	8,752,999
4.10%, 05/19/46 (Call 11/19/45)(a)	14,195	17,103,908
4.10%, 05/11/47 (Call 11/11/46)	12,290	14,838,159
4.60%, 03/25/40 (Call 09/25/39)	8,294	10,536,452
4.75%, 03/25/50 (Call 09/25/49)(a)	24,328	32,635,793
4.80%, 10/01/41(a)	8,721	11,414,263
4.90%, 07/29/45 (Call 01/29/45)(a)	7,862	10,459,436
4.95%, 03/25/60 (Call 09/25/59)	9,941	14,021,310
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	7,097	7,731,839
4.10%, 03/15/29 (Call 12/15/28)(a)	10,791	12,446,537
4.65%, 11/01/24 (Call 08/01/24)	5,359	5,950,384
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)(a)	9,173	9,250,867
2.88%, 06/15/50 (Call 12/15/49)(a)	9,054	9,310,312
3.75%, 03/15/26 (Call 01/15/26)	9,561	10,675,217

Security	Par (000)	Value

Semiconductors (continued)
4.00%, 03/15/29 (Call 12/15/28)(a)	$12,840	$14,882,511
4.88%, 03/15/49 (Call 09/15/48)	5,555	7,655,792
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)(a)(c)	7,915	8,143,842
2.95%, 04/15/31 (Call 01/15/31)(c)	8,438	8,773,604
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)(a)	10,614	12,036,384
4.66%, 02/15/30 (Call 11/15/29)	9,939	11,625,657
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	14,122	14,176,289
2.00%, 06/15/31 (Call 03/15/31)	14,205	14,321,640
2.85%, 04/01/30 (Call 01/01/30)	14,647	15,865,455
3.20%, 09/16/26 (Call 06/16/26)	10,744	11,819,163
3.50%, 04/01/40 (Call 10/01/39)	9,346	10,637,256
3.50%, 04/01/50 (Call 10/01/49)	22,623	25,967,060
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(c)	14,777	15,178,479
3.25%, 05/11/41 (Call 11/11/40)(c)	13,404	14,151,478
3.40%, 05/01/30 (Call 02/01/30)(c)	11,235	12,325,393
3.88%, 06/18/26 (Call 04/18/26)(c)	7,270	8,055,081
4.30%, 06/18/29 (Call 03/18/29)(c)	6,966	8,006,912
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	9,832	9,707,046
1.65%, 05/20/32 (Call 02/20/32)	13,128	12,673,228
2.15%, 05/20/30 (Call 02/20/30)(a)	15,101	15,452,293
3.25%, 05/20/27 (Call 02/20/27)	23,019	25,431,511
3.25%, 05/20/50 (Call 11/20/49)(a)	8,506	9,369,551
3.45%, 05/20/25 (Call 02/20/25)	9,995	10,876,385
4.30%, 05/20/47 (Call 11/20/46)	14,600	18,549,043
4.65%, 05/20/35 (Call 11/20/34)(a)	10,016	12,714,355
4.80%, 05/20/45 (Call 11/20/44)(a)	17,224	23,091,893
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	9,366	9,551,900
1.75%, 05/04/30 (Call 02/04/30)	8,218	8,223,141
2.25%, 09/04/29 (Call 06/04/29)	9,858	10,304,804
3.88%, 03/15/39 (Call 09/15/38)	6,457	7,809,160
4.15%, 05/15/48 (Call 11/15/47)(a)	18,327	23,183,629

		1,330,281,173

Software — 4.0%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	16,231	14,496,442
3.40%, 09/15/26 (Call 06/15/26)	9,881	10,885,672
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	10,213	10,737,798
2.30%, 02/01/30 (Call 11/01/29)	14,912	15,584,354
3.25%, 02/01/25 (Call 11/01/24)	7,656	8,251,151
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	13,271	13,640,957
2.90%, 12/01/29 (Call 09/01/29)(a)	5,209	5,525,344
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)(a)	8,158	8,074,316
3.30%, 03/01/30 (Call 12/01/29)	7,451	7,845,875
4.50%, 12/01/27 (Call 09/01/27)(a)	6,850	7,818,711
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	16,925	16,849,196
1.65%, 03/01/28 (Call 01/01/28)(a)	9,618	9,622,871
2.25%, 03/01/31 (Call 12/01/30)(a)	14,275	14,411,832
3.10%, 03/01/41 (Call 09/01/40)	10,668	11,101,716
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	12,725	13,231,964

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.65%, 06/01/30 (Call 03/01/30)(a)	$9,971	$10,352,416
3.20%, 07/01/26 (Call 05/01/26)	24,532	26,662,582
3.50%, 07/01/29 (Call 04/01/29)	34,818	38,331,049
3.85%, 06/01/25 (Call 03/01/25)	9,518	10,447,737
4.20%, 10/01/28 (Call 07/01/28)	11,513	13,190,053
4.40%, 07/01/49 (Call 01/01/49)(a)	21,626	26,522,875
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)(a)	44,559	47,635,318
2.53%, 06/01/50 (Call 12/01/49)(a)	70,951	70,696,917
2.68%, 06/01/60 (Call 12/01/59)	43,872	44,180,135
2.70%, 02/12/25 (Call 11/12/24)(a)	12,627	13,458,182
2.92%, 03/17/52 (Call 09/17/51)	71,717	77,020,307
3.04%, 03/17/62 (Call 09/17/61)	26,964	29,232,889
3.13%, 11/03/25 (Call 08/03/25)	34,972	38,123,362
3.30%, 02/06/27 (Call 11/06/26)(a)	44,773	49,955,318
3.45%, 08/08/36 (Call 02/08/36)(a)	16,747	19,569,382
3.50%, 02/12/35 (Call 08/12/34)(a)	17,505	20,589,906
3.70%, 08/08/46 (Call 02/08/46)	21,970	26,746,671
4.10%, 02/06/37 (Call 08/06/36)	6,202	7,694,615
4.25%, 02/06/47 (Call 08/06/46)	5,673	7,441,956
4.45%, 11/03/45 (Call 05/03/45)	2,526	3,397,019
4.50%, 02/06/57 (Call 08/06/56)	2,424	3,442,867
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)(a)	29,453	30,069,401
2.30%, 03/25/28 (Call 01/25/28)(a)	22,126	22,830,797
2.50%, 04/01/25 (Call 03/01/25)	38,952	40,869,346
2.65%, 07/15/26 (Call 04/15/26)	29,790	31,552,037
2.80%, 04/01/27 (Call 02/01/27)(a)	27,453	29,270,427
2.88%, 03/25/31 (Call 12/25/30)(a)	31,825	33,505,322
2.95%, 11/15/24 (Call 09/15/24)(a)	14,403	15,336,850
2.95%, 05/15/25 (Call 02/15/25)	26,531	28,216,233
2.95%, 04/01/30 (Call 01/01/30)(a)	33,390	35,494,411
3.25%, 11/15/27 (Call 08/15/27)(a)	30,081	32,827,648
3.60%, 04/01/40 (Call 10/01/39)	30,320	32,134,312
3.60%, 04/01/50 (Call 10/01/49)	47,328	49,404,630
3.65%, 03/25/41 (Call 09/25/40)	24,460	26,125,753
3.80%, 11/15/37 (Call 05/15/37)	19,116	20,956,479
3.85%, 07/15/36 (Call 01/15/36)	11,263	12,474,401
3.85%, 04/01/60 (Call 10/01/59)(a)	37,342	40,217,622
3.90%, 05/15/35 (Call 11/15/34)(a)	13,655	15,341,042
3.95%, 03/25/51 (Call 09/25/50)	35,751	39,429,456
4.00%, 07/15/46 (Call 01/15/46)(a)	33,345	36,778,655
4.00%, 11/15/47 (Call 05/15/47)	23,804	26,151,384
4.10%, 03/25/61 (Call 09/25/60)	17,507	19,753,757
4.13%, 05/15/45 (Call 11/15/44)(a)	22,147	24,790,760
4.30%, 07/08/34 (Call 01/08/34)	19,023	22,094,543
4.38%, 05/15/55 (Call 11/15/54)	13,000	15,262,954
4.50%, 07/08/44 (Call 01/08/44)	10,624	12,530,101
5.38%, 07/15/40	25,132	32,494,558
6.13%, 07/08/39	12,785	17,669,095
6.50%, 04/15/38	12,766	18,136,790
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)(a)	11,962	11,593,575
4.20%, 09/15/28 (Call 06/15/28)	10,820	12,473,988
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	12,725	12,789,345
1.95%, 07/15/31 (Call 04/15/31)(a)	15,982	16,210,431
2.70%, 07/15/41 (Call 01/15/41)	17,224	17,568,055
2.90%, 07/15/51 (Call 01/15/51)	22,095	22,705,162
3.05%, 07/15/61 (Call 01/15/61)	12,836	13,342,231

Security	Par (000)	Value

Software (continued)
3.70%, 04/11/28 (Call 01/11/28)	$15,388	$17,502,927
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	4,762	4,753,607
1.80%, 08/15/28 (Call 06/15/28)	10,275	10,169,614
2.20%, 08/15/31 (Call 05/15/31)	2,725	2,705,147
3.90%, 08/21/27 (Call 05/21/27)	14,601	16,364,009
4.50%, 05/15/25 (Call 04/15/25)(a)	8,783	9,809,053
4.70%, 05/15/30 (Call 02/15/30)(a)	7,959	9,515,593

		1,691,991,256

Telecommunications — 7.2%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)(a)	23,915	23,902,528
1.70%, 03/25/26 (Call 03/25/23)	12,300	12,466,687
2.25%, 02/01/32 (Call 11/01/31)(a)	28,156	27,944,608
2.30%, 06/01/27 (Call 04/01/27)(a)	27,376	28,551,252
2.55%, 12/01/33 (Call 09/01/33)(a)(c)	38,538	38,685,200
2.75%, 06/01/31 (Call 03/01/31)(a)	32,595	34,156,108
3.10%, 02/01/43 (Call 08/01/42)	27,843	27,638,994
3.30%, 02/01/52 (Call 08/01/51)	25,669	25,578,483
3.40%, 05/15/25 (Call 02/15/25)(a)	22,604	24,547,162
3.50%, 06/01/41 (Call 12/01/40)(a)	28,035	29,558,851
3.50%, 09/15/53 (Call 03/15/53)(c)	77,291	79,383,955
3.50%, 02/01/61 (Call 08/01/60)(a)	17,851	17,724,263
3.55%, 09/15/55 (Call 03/15/55)(c)	76,785	78,641,462
3.65%, 06/01/51 (Call 12/01/50)(a)	31,317	33,097,603
3.65%, 09/15/59 (Call 03/15/59)(c)	68,173	70,224,878
3.80%, 02/15/27 (Call 11/15/26)(a)	6,852	7,645,157
3.80%, 12/01/57 (Call 06/01/57)(c)	63,008	67,050,839
3.85%, 06/01/60 (Call 12/01/59)	18,678	19,923,598
4.10%, 02/15/28 (Call 11/15/27)(a)	10,179	11,611,817
4.13%, 02/17/26 (Call 11/17/25)(a)	7,272	8,155,484
4.25%, 03/01/27 (Call 12/01/26)(a)	11,404	13,008,008
4.30%, 02/15/30 (Call 11/15/29)	30,316	35,285,569
4.30%, 12/15/42 (Call 06/15/42)(a)	14,816	17,128,683
4.35%, 03/01/29 (Call 12/01/28)(a)	32,609	37,842,324
4.35%, 06/15/45 (Call 12/15/44)(a)	13,236	15,290,554
4.50%, 05/15/35 (Call 11/15/34)(a)	25,794	30,646,958
4.50%, 03/09/48 (Call 09/09/47)(a)	21,037	25,052,214
4.55%, 03/09/49 (Call 09/09/48)	10,607	12,718,074
4.75%, 05/15/46 (Call 11/15/45)(a)	20,795	25,434,868
4.85%, 03/01/39 (Call 09/01/38)(a)	11,507	14,112,241
5.15%, 02/15/50 (Call 08/14/49)	10,931	14,134,950
5.25%, 03/01/37 (Call 09/01/36)(a)	20,624	26,143,793
5.35%, 09/01/40(a)	10,520	13,629,430
5.65%, 02/15/47 (Call 08/15/46)(a)	11,733	16,011,686
Bell Canada, 4.46%, 04/01/48 (Call 10/01/47)(a)	9,863	12,230,281
British Telecommunications PLC, 9.63%, 12/15/30	29,989	46,246,952
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	15,779	16,943,066
2.95%, 02/28/26	10,339	11,269,710
5.50%, 01/15/40(a)	23,356	33,002,301
5.90%, 02/15/39	21,404	31,111,281
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)(a)	10,095	12,408,274
5.45%, 11/15/79 (Call 05/19/79)	9,985	14,168,521
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	40,216	60,508,137
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	10,717	10,666,761
2.75%, 05/24/31 (Call 02/24/31)	7,546	7,770,116

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.60%, 05/23/29 (Call 02/23/29)(a)	$8,760	$10,268,621
Orange SA
5.38%, 01/13/42(a)	10,806	14,739,727
5.50%, 02/06/44 (Call 08/06/43)	8,781	12,387,498
9.00%, 03/01/31	29,961	47,385,155
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(a)	13,037	13,903,009
4.30%, 02/15/48 (Call 08/15/47)(a)	10,698	12,422,128
4.35%, 05/01/49 (Call 11/01/48)	9,519	11,149,194
5.00%, 03/15/44 (Call 09/15/43)(a)	13,566	17,046,615
Telefonica Emisiones SA
4.10%, 03/08/27(a)	21,860	24,654,757
4.67%, 03/06/38(a)	11,541	13,686,954
4.90%, 03/06/48(a)	15,528	18,974,679
5.21%, 03/08/47(a)	26,327	33,201,383
5.52%, 03/01/49 (Call 09/01/48)(a)	10,742	14,178,667
7.05%, 06/20/36	21,478	31,270,546
Telefonica Europe BV, 8.25%, 09/15/30(a)	15,321	22,411,110
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)(a)	5,622	7,236,330
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	10,921	11,004,074
2.05%, 02/15/28 (Call 12/15/27)	20,225	20,545,016
2.25%, 11/15/31 (Call 08/15/31)	9,843	9,795,228
2.55%, 02/15/31 (Call 11/15/30)	27,057	27,587,409
3.00%, 02/15/41 (Call 08/15/40)	26,470	26,263,121
3.30%, 02/15/51 (Call 08/15/50)(a)	32,038	32,172,242
3.40%, 10/15/52 (Call 04/15/52)(c)	9,885	10,047,592
3.50%, 04/15/25 (Call 03/15/25)	35,741	38,623,472
3.60%, 11/15/60 (Call 05/15/60)	10,963	11,229,961
3.75%, 04/15/27 (Call 02/15/27)	44,751	49,658,516
3.88%, 04/15/30 (Call 01/15/30)	74,175	83,097,162
4.38%, 04/15/40 (Call 10/15/39)	22,865	26,621,690
4.50%, 04/15/50 (Call 10/15/49)	32,576	38,997,554
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)(a)	21,801	21,640,728
1.45%, 03/20/26 (Call 02/20/26)	22,670	22,954,679
1.50%, 09/18/30 (Call 06/18/30)(a)	13,359	12,873,760
1.68%, 10/30/30 (Call 07/30/30)	9,411	9,095,120
1.75%, 01/20/31 (Call 10/20/30)	24,457	23,681,779
2.10%, 03/22/28 (Call 01/22/28)	33,261	34,145,214
2.55%, 03/21/31 (Call 12/21/30)(a)	42,457	43,882,655
2.63%, 08/15/26	23,281	24,779,193
2.65%, 11/20/40 (Call 05/20/40)	31,822	30,829,676
2.88%, 11/20/50 (Call 05/20/50)(a)	29,888	28,791,771
2.99%, 10/30/56 (Call 04/30/56)	51,363	49,488,312
3.00%, 03/22/27 (Call 01/22/27)(a)	7,114	7,695,398
3.00%, 11/20/60 (Call 05/20/60)	23,694	22,801,030
3.15%, 03/22/30 (Call 12/22/29)	12,652	13,720,776
3.38%, 02/15/25	21,969	23,783,422
3.40%, 03/22/41 (Call 09/22/40)	41,241	44,117,222
3.50%, 11/01/24 (Call 08/01/24)(a)	14,063	15,198,011
3.55%, 03/22/51 (Call 09/22/50)	47,653	51,757,158
3.70%, 03/22/61 (Call 09/22/60)(a)	37,384	41,121,436
3.85%, 11/01/42 (Call 05/01/42)(a)	11,251	12,857,239
3.88%, 02/08/29 (Call 11/08/28)(a)	11,139	12,690,616
4.00%, 03/22/50 (Call 09/22/49)(a)	12,034	13,974,641
4.02%, 12/03/29 (Call 09/03/29)	41,628	47,935,599
4.13%, 03/16/27(a)	32,497	37,135,697
4.13%, 08/15/46(a)	12,918	15,223,549
4.27%, 01/15/36(a)	29,976	35,836,416

Security	Par (000)	Value

Telecommunications (continued)
4.33%, 09/21/28(a)	$41,341	$48,268,834
4.40%, 11/01/34 (Call 05/01/34)(a)	25,023	30,158,042
4.50%, 08/10/33(a)	33,410	40,435,782
4.52%, 09/15/48	24,799	31,102,085
4.67%, 03/15/55	24,247	31,594,864
4.86%, 08/21/46	21,932	28,592,577
5.01%, 04/15/49	12,930	17,269,033
5.01%, 08/21/54(a)	11,985	16,518,730
5.25%, 03/16/37(a)	12,816	16,943,137
6.55%, 09/15/43(a)	3,195	5,121,480
Vodafone Group PLC
4.13%, 05/30/25(a)	18,321	20,399,147
4.25%, 09/17/50(a)	17,304	20,430,495
4.38%, 05/30/28	33,869	39,390,260
4.38%, 02/19/43(a)	15,840	18,740,717
4.88%, 06/19/49(a)	19,921	25,512,685
5.00%, 05/30/38(a)	12,246	15,582,565
5.25%, 05/30/48(a)	28,925	38,570,562
6.15%, 02/27/37	19,901	27,690,072

		3,080,145,255

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	12,327	13,786,756

Transportation — 1.5%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51 (Call 03/15/51)	10,792	11,788,869
3.55%, 02/15/50 (Call 08/15/49)(a)	9,529	10,913,400
3.90%, 08/01/46 (Call 02/01/46)	7,702	9,169,826
4.05%, 06/15/48 (Call 12/15/47)	9,087	11,108,249
4.13%, 06/15/47 (Call 12/15/46)(a)	8,474	10,429,039
4.15%, 04/01/45 (Call 10/01/44)	11,001	13,455,313
4.15%, 12/15/48 (Call 06/15/48)(a)	5,615	6,979,165
4.45%, 03/15/43 (Call 09/15/42)(a)	6,814	8,623,567
4.55%, 09/01/44 (Call 03/01/44)(a)	9,637	12,286,722
4.90%, 04/01/44 (Call 10/01/43)	11,335	15,200,391
5.75%, 05/01/40 (Call 11/01/39)(a)	8,482	12,027,423
Canadian Pacific Railway Co., 6.13%, 09/15/2115 (Call 03/15/2115)	8,658	13,605,573
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)(a)	7,615	8,349,754
3.80%, 03/01/28 (Call 12/01/27)(a)	9,229	10,403,657
3.80%, 11/01/46 (Call 05/01/46)	10,942	12,559,257
4.10%, 03/15/44 (Call 09/15/43)(a)	6,122	7,263,787
4.25%, 03/15/29 (Call 12/15/28)	10,920	12,713,799
4.30%, 03/01/48 (Call 09/01/47)	9,634	11,850,919
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	11,364	11,696,368
3.10%, 08/05/29 (Call 05/05/29)(a)	8,284	8,984,483
3.25%, 04/01/26 (Call 01/01/26)	8,569	9,347,503
3.25%, 05/15/41 (Call 11/15/40)	9,045	9,455,601
4.05%, 02/15/48 (Call 08/15/47)	11,060	12,858,786
4.25%, 05/15/30 (Call 02/15/30)(a)	9,069	10,596,533
4.40%, 01/15/47 (Call 07/15/46)(a)	8,434	10,203,779
4.55%, 04/01/46 (Call 10/01/45)	13,780	16,915,161
4.75%, 11/15/45 (Call 05/15/45)(a)	14,787	18,639,182
4.95%, 10/17/48 (Call 04/17/48)	8,063	10,588,827
5.10%, 01/15/44(a)	8,816	11,547,480
5.25%, 05/15/50 (Call 11/15/49)(a)	14,548	20,054,974

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)(a)	$7,793	$7,983,129
3.16%, 05/15/55 (Call 11/15/54)	10,445	10,739,032
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)	9,753	10,101,831
2.40%, 02/05/30 (Call 11/05/29)(a)	9,904	10,287,581
2.97%, 09/16/62 (Call 03/16/62)	5,560	5,473,385
3.20%, 05/20/41 (Call 11/20/40)	13,700	14,618,623
3.25%, 02/05/50 (Call 08/05/49)(a)	20,183	21,633,003
3.70%, 03/01/29 (Call 12/01/28)(a)	9,325	10,535,708
3.75%, 02/05/70 (Call 08/05/69)(a)	8,136	9,223,197
3.80%, 10/01/51 (Call 04/01/51)(a)	12,269	14,264,257
3.84%, 03/20/60 (Call 09/20/59)(a)	19,814	23,002,085
3.95%, 09/10/28 (Call 06/10/28)(a)	12,204	13,959,689
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)(a)	11,404	12,635,062
3.40%, 03/15/29 (Call 12/15/28)	10,764	12,093,776
3.75%, 11/15/47 (Call 05/15/47)(a)	12,766	15,281,738
3.90%, 04/01/25 (Call 03/01/25)	14,018	15,469,799
4.25%, 03/15/49 (Call 09/15/48)	8,017	10,327,503
4.45%, 04/01/30 (Call 01/01/30)(a)	9,810	11,864,487
5.30%, 04/01/50 (Call 10/01/49)(a)	14,014	20,786,689
6.20%, 01/15/38	15,192	22,561,692

		622,459,653

Water — 0.0%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	6,687	7,674,476
6.59%, 10/15/37	7,664	11,513,594

		19,188,070

Total Corporate Bonds & Notes — 98.6% (Cost: $41,847,550,194)		42,080,971,264

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	2,417,363	$2,418,572,174
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	308,094	308,094,000

		2,726,666,174

Total Short-Term Investments — 6.4% (Cost: $2,725,693,962)		2,726,666,174

Total Investments in Securities — 105.0% (Cost: $44,573,244,156)		44,807,637,438

Other Assets, Less Liabilities — (5.0)%		(2,118,734,708)

Net Assets — 100.0%		$42,688,902,730

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,257,845,413	$160,959,043	(a)	$—		$(79,805)	$(152,477)	$2,418,572,174	2,417,363	$1,879,661	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	932,584,000	—		(624,490,000	)(a)	—	—	308,094,000	308,094	21,732		—

						$(79,805)	$(152,477)	$2,726,666,174		$1,901,393		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$42,080,971,264	$—	$42,080,971,264
Money Market Funds	2,726,666,174	—	—	2,726,666,174

	$2,726,666,174	$42,080,971,264	$—	$44,807,637,438

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Statements of Assets and Liabilities (unaudited)

August 31, 2021

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$19,575,489,393	$42,080,971,264
Affiliated(c)	2,770,207,604	2,726,666,174
Cash	780,600	26,228,051
Receivables:
Investments sold	4,939,733	35,409
Securities lending income — Affiliated	528,100	291,304
Capital shares sold	36,014,459	13,058,820
Dividends	614	1,379
Interest	267,826,411	373,458,152

Total assets	22,655,786,914	45,220,710,553

LIABILITIES
Collateral on securities loaned, at value	2,537,026,253	2,417,202,259
Payables:
Investments purchased	80,774,473	104,440,959
Capital shares redeemed	149,617	5,234,048
Investment advisory fees	7,991,524	4,930,557

Total liabilities	2,625,941,867	2,531,807,823

NET ASSETS	$20,029,845,047	$42,688,902,730

NET ASSETS CONSIST OF:
Paid-in capital	$21,270,538,506	$41,643,839,009
Accumulated earnings (loss)	(1,240,693,459)	1,045,063,721

NET ASSETS	$20,029,845,047	$42,688,902,730

Shares outstanding	227,700,000	315,600,000

Net asset value	$87.97	$135.26

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$2,444,843,072	$2,340,947,909
(b) Investments, at cost — Unaffiliated	$19,547,770,119	$41,847,550,194
(c) Investments, at cost — Affiliated	$2,769,425,945	$2,725,693,962

See notes to financial statements.

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2021

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$6,711	$—
Dividends — Affiliated	7,062	21,732
Interest — Unaffiliated	417,341,942	488,832,094
Securities lending income — Affiliated — net	3,370,522	1,879,661
Other income — Unaffiliated	108,056	—

Total investment income	420,834,293	490,733,487

EXPENSES
Investment advisory fees	51,145,901	29,033,326
Miscellaneous	173	173

Total expenses	51,146,074	29,033,499

Net investment income	369,688,219	461,699,988

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	48,266,082	(12,615,487)
Investments — Affiliated	(110,925)	(79,805)
In-kind redemptions — Unaffiliated	256,248,222	772,250,580

Net realized gain	304,403,379	759,555,288

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	21,083,718	35,810,084
Investments — Affiliated	(156,500)	(152,477)

Net change in unrealized appreciation (depreciation)	20,927,218	35,657,607

Net realized and unrealized gain	325,330,597	795,212,895

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$695,018,816	$1,256,912,883

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Changes in Net Assets

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF

	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$369,688,219	$1,125,851,046	$461,699,988	$1,362,710,813
Net realized gain	304,403,379	757,857,037	759,555,288	3,777,230,508
Net change in unrealized appreciation (depreciation)	20,927,218	582,713,820	35,657,607	(1,902,016,263)

Net increase in net assets resulting from operations	695,018,816	2,466,421,903	1,256,912,883	3,237,925,058

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(430,575,181)	(1,193,249,170)	(482,506,187)	(1,367,322,962)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(2,708,302,836)	7,744,232,001	(4,292,881,644)	11,230,017,969

NET ASSETS

Total increase (decrease) in net assets	(2,443,859,201)	9,017,404,734	(3,518,474,948)	13,100,620,065
Beginning of period	22,473,704,248	13,456,299,514	46,207,377,678	33,106,757,613

End of period	$20,029,845,047	$22,473,704,248	$42,688,902,730	$46,207,377,678

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF

	Six Months Ended 08/31/21 (unaudited)		Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of period	$86.84		$85.71	$85.71	$86.13	$88.08	$79.10

Net investment income(a)	1.53		3.84	4.19	4.46	4.42	4.64
Net realized and unrealized gain (loss)(b)	1.36		1.50	0.18	(0.36)	(1.92)	8.89

Net increase from investment operations	2.89		5.34	4.37	4.10	2.50	13.53

Distributions(c)
From net investment income		(1.76)	(4.21)	(4.37)	(4.52)	(4.45)	(4.55)

Total distributions		(1.76)	(4.21)	(4.37)	(4.52)	(4.45)	(4.55)

Net asset value, end of period	$87.97		$86.84	$85.71	$85.71	$86.13	$88.08

Total Return(d)
Based on net asset value	3.41	%(e)	6.56%	5.14%	4.95%	2.87%	17.54%

Ratios to Average Net Assets
Total expenses	0.48	%(f)	0.48%	0.49%	0.49%	0.49%	0.49%

Net investment income	3.49	%(f)	4.59%	4.83%	5.25%	5.05%	5.46%

Supplemental Data
Net assets, end of period (000)	$20,029,845		$22,473,704	$13,456,300	$15,341,864	$15,271,455	$18,594,499

Portfolio turnover rate(g)	11	%(e)	20%	20%	14%	17%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF

	Six Months Ended 08/31/21 (unaudited)		Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of period	$132.40		$132.27	$115.89	$117.11	$118.42	$114.80

Net investment income(a)	1.47		3.55	4.17	4.15	3.86	3.88
Net realized and unrealized gain (loss)(b)	2.92		0.18	16.40	(1.20)	(1.39)	3.63

Net increase from investment operations	4.39		3.73	20.57	2.95	2.47	7.51

Distributions(c)
From net investment income		(1.53)	(3.60)	(4.19)	(4.17)	(3.78)	(3.89)

Total distributions		(1.53)	(3.60)	(4.19)	(4.17)	(3.78)	(3.89)

Net asset value, end of period	$135.26		$132.40	$132.27	$115.89	$117.11	$118.42

Total Return(d)
Based on net asset value	3.39	%(e)	2.83%	18.03%	2.64%	2.06%	6.57%

Ratios to Average Net Assets
Total expenses	0.14	%(f)	0.14%	0.14%	0.15%	0.15%	0.15%

Net investment income	2.21	%(f)	2.66%	3.35%	3.62%	3.22%	3.24%

Supplemental Data
Net assets, end of period (000)	$42,688,903		$46,207,378	$33,106,758	$32,519,973	$32,662,280	$31,238,193

Portfolio turnover rate(g)	6	%(e)	14%	13%	10%	10%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

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Notes to Financial Statements (unaudited) (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBoxx $ High Yield Corporate Bond
Barclays Bank PLC	$203,758,029	$203,758,029		$—	$—
Barclays Capital, Inc.	83,331,667	83,331,667		—	—
BMO Capital Markets Corp.	34,592,609	34,592,609		—	—
BNP Paribas SA	345,702,997	345,702,997		—	—
BofA Securities, Inc.	45,935,253	45,935,253		—	—
Citadel Clearing LLC	46,361,323	46,361,323		—	—
Citigroup Global Markets, Inc.	95,124,893	95,124,893		—	—
Credit Suisse Securities (USA) LLC	75,705,247	75,705,247		—	—
Deutsche Bank Securities, Inc.	46,757,977	46,757,977		—	—
Goldman Sachs & Co. LLC	498,708,945	498,708,945		—	—
HSBC Securities (USA), Inc.	314,137	314,137		—	—
J.P. Morgan Securities LLC	449,790,487	449,790,487		—	—
Jefferies LLC	2,587,560	2,587,560		—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	19,669,181	19,669,181		—	—
Morgan Stanley	168,223,011	168,223,011		—	—
Nomura Securities International, Inc.	9,809,578	9,809,578		—	—
RBC Capital Markets LLC	164,503,161	164,503,161		—	—
Scotia Capital (USA), Inc.	42,371,683	42,371,683		—	—
State Street Bank & Trust Co.	26,531,174	26,531,174		—	—
Toronto Dominion Bank	11,808,700	11,808,700		—	—
Wells Fargo Bank N.A.	5,800,044	5,800,044		—	—
Wells Fargo Securities LLC	67,455,416	67,455,416		—	—

	$2,444,843,072	$2,444,843,072		$—	$—

iBoxx $ Investment Grade Corporate Bond
Barclays Bank PLC	$376,102,268	$376,102,268		$—	$—
Barclays Capital, Inc.	35,490,083	35,490,083		—	—
BMO Capital Markets Corp.	8,391,999	8,391,999		—	—
BNP Paribas SA	102,528,875	102,528,875		—	—
BofA Securities, Inc.	146,742,658	146,742,658		—	—
Citadel Clearing LLC	14,390,888	14,390,888		—	—
Citigroup Global Markets, Inc.	81,596,723	81,596,723		—	—
Credit Suisse Securities (USA) LLC	90,696,411	90,696,411		—	—
Deutsche Bank Securities, Inc.	43,034,848	43,034,848		—	—
Goldman Sachs & Co. LLC	332,934,657	332,934,657		—	—
HSBC Securities (USA), Inc.	77,678,828	77,678,828		—	—
J.P. Morgan Securities LLC	496,717,445	496,717,445		—	—
Jefferies LLC	885,891	885,891		—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	37,429,477	37,429,477		—	—
Morgan Stanley	124,379,514	124,379,514		—	—
Nomura Securities International, Inc.	8,989,289	8,989,289		—	—
RBC Capital Markets LLC	254,854,765	254,854,765		—	—
Scotia Capital (USA), Inc.	15,217,260	15,217,260		—	—
State Street Bank & Trust Co.	17,254,112	17,254,112		—	—
Toronto Dominion Bank	8,872,902	8,872,902		—	—
Wells Fargo Bank N.A.	2,691,828	2,691,828		—	—
Wells Fargo Securities LLC	64,067,188	64,067,188		—	—

	$2,340,947,909	$2,340,947,909		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $19 billion	0.5000%
Over $19 billion, up to and including $33 billion	0.4750
Over $33 billion, up to and including $47 billion	0.4513
Over $47 billion	0.4287

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $121 billion	0.1500%
Over $121 billion, up to and including $181 billion	0.1425
Over $181 billion, up to and including $231 billion	0.1354
Over $231 billion, up to and including $281 billion	0.1287
Over $281 billion	0.1222

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

iBoxx $ High Yield Corporate Bond	$1,287,657
iBoxx $ Investment Grade Corporate Bond	804,249

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

iBoxx $High Yield Corporate Bond	$8,632,713	$9,398,712	$(94,775)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

iBoxx $High Yield Corporate Bond	$2,937,529,846	$2,240,284,902

iBoxx $Investment Grade Corporate Bond	2,894,156,959	2,382,825,997

For the six months ended August 31, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

iBoxx $High Yield Corporate Bond	$14,813,740,159	$18,182,383,102
iBoxx $Investment Grade Corporate Bond	23,303,631,744	27,493,726,299

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

iBoxx $ High Yield Corporate Bond	$1,535,010,585
iBoxx $ Investment Grade Corporate Bond	12,166,301

As of August 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

iBoxx $High Yield Corporate Bond	$22,379,480,874	$213,247,060	$(247,030,937)	$(33,783,877)
iBoxx $Investment Grade Corporate Bond	44,587,150,386	482,506,881	(262,019,829)	220,487,052

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events

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Notes to Financial Statements (unaudited) (continued)

such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/21		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

iBoxx $High Yield Corporate Bond

Shares sold	181,400,000	$15,788,507,863	532,200,000	$43,910,769,738
Shares redeemed	(212,500,000)	(18,496,810,699)	(430,400,000)	(36,166,537,737)

Net increase (decrease)	(31,100,000)	$(2,708,302,836)	101,800,000	$7,744,232,001

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 08/31/21		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

iBoxx $Investment Grade Corporate Bond

Shares sold	179,600,000	$23,820,028,161	398,200,000	$51,392,493,722
Shares redeemed	(213,000,000)	(28,112,909,805)	(299,500,000)	(40,162,475,753)

Net increase (decrease)	(33,400,000)	$(4,292,881,644)	98,700,000	$11,230,017,969

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Board Review and Approval of Investment Advisory Contract

iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

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Board Review and Approval of Investment Advisory Contract  (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	65

Board Review and Approval of Investment Advisory Contract  (continued)

providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	67

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

iBoxx $ High Yield Corporate Bond	$1.759659	$—	$—	$1.759659	100%	—%	—%	100%

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	69

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

SOFR	Secured Overnight Financing Rate

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Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-204-0821

AUGUST 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca

•	iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2023 and reducing bond purchasing beginning in late 2022.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term credit, but inflation-protected U.S. Treasuries and Asian fixed income offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	19.52%	31.17%

U.S. small cap equities (Russell 2000® Index)	3.81	47.08

International equities (MSCI Europe, Australasia, Far East Index)	10.31	26.12

Emerging market equities (MSCI Emerging Markets Index)	(0.98)	21.12

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.36	(4.12)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.49	(0.08)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.50	3.44

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.82	10.14

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2021	iShares® Core 5-10 Year USD Bond ETF

Investment Objective

The iShares Core 5-10Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining effective maturities between five and ten years, as represented by the Bloomberg U.S. Universal 5-10 Year Index (the “Index”) (formerly the Bloomberg Barclays U.S. Universal 5-10 Year Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	1.07%	0.61%	3.39%	0.61%	17.49%
Fund Market	1.27	0.47	3.40	0.47	17.56
Index	1.20	0.79	3.51	0.79	18.15

The inception date of the Fund was 11/1/16. The first day of secondary market trading was 11/3/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,010.70	$ 0.25		$ 1,000.00	$ 1,025.00	$ 0.26		0.05%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	52.9%
Aa	16.9
A	7.5
Baa	12.0
Ba	4.7
B	3.5
Caa	0.8
Ca	0.1
Not Rated	1.6

ALLOCATION BY CREDIT QUALITY

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	69.2%
Corporate Bonds & Notes	27.8
Foreign Government Obligations	3.9
Collaterized Mortgage Obligations	1.4
Municipal Debt Obligations	0.1
Asset-Backed Securities	0.0	(b)
TBA Sales Commitments	(2.4)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2021	iShares® Core 10+ Year USD Bond ETF

Investment Objective

The iShares Core 10+ Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield with remaining maturities greater than ten years, as represented by the Bloomberg U.S. Universal 10+ Year Index (the “Index”) (formerly the Bloomberg Barclays U.S. Universal 10+ Year Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.29%	0.32%	5.70%	6.63%	0.32%	31.93%	90.05%
Fund Market	5.78	0.63	5.66	6.66	0.63	31.67	90.56
Index	5.28	0.32	5.76	6.70	0.32	32.32	91.22

Index performance through October 22, 2012 reflects the performance of the ICE BofA 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg Barclays U.S. Universal 10+ Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period (a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period (a)	Annualized Expense Ratio

$ 1,000.00	$ 1,052.90	$ 0.31	$ 1,000.00	$ 1,024.90	$ 0.31	0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	36.7%
Aa	7.6
A	21.4
Baa	27.4
Ba	4.2
B	1.2
Caa	0.3
Ca	0.2
Not Rated	1.0

ALLOCATION BY CREDIT QUALITY

Investment Type	Percent of Total Investments(a)

Corporate Bonds & Notes	54.1%
U.S. Government & Agency Obligations	34.9
Foreign Government Obligations	8.3
Municipal Debt Obligations	2.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	$50	$49,974

Total Asset-Backed Securities — 0.0% (Cost: $49,999)		49,974

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.4%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	200	230,682
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 01/15/29)	50	57,567
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 03/14/27)	150	167,151
Series 2018-C6, Class A4, 4.41%, 11/10/51 (Call 11/10/28)	100	117,423
Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 10/10/29)	490	532,910
Federal National Mortgage Association, 1.71%, 07/25/31(a)	250	254,569
Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 05/15/29)	110	122,069
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	125	142,383
Wells Fargo Commercial Mortgage Trust 4.01%, 03/15/51 (Call 02/15/28)(a)	250	285,376
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 03/15/30)	30	31,392

		1,941,522

Total Collaterized Mortgage Obligations — 1.4% (Cost: $1,848,306)		1,941,522

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(b)	10	10,472
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 06/01/24)(b)	10	10,348
7.75%, 04/15/28 (Call 04/15/24)(b)	10	10,433
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	10	11,771
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	5	4,989
3.75%, 02/15/28 (Call 02/15/23)	10	10,269
4.00%, 02/15/30 (Call 02/15/25)	10	10,308
4.88%, 01/15/29 (Call 01/15/24)	5	5,338
Midas OpCo Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)	20	20,471
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(b)	5	4,400
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	10	10,022
4.63%, 03/15/30 (Call 03/15/25)(b)	5	5,062
5.00%, 08/15/27 (Call 08/15/22)(b)	10	10,302
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(b)	5	5,083
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	15	15,994

		145,262

Security	Par (000)	Value

Aerospace & Defense — 0.5%
Boeing Co. (The)
2.80%, 03/01/27 (Call 12/01/26)	$10	$10,406
3.25%, 03/01/28 (Call 12/01/27)	5	5,273
5.04%, 05/01/27 (Call 03/01/27)	40	46,133
5.15%, 05/01/30 (Call 02/01/30)	80	94,870
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(b)	15	15,137
7.88%, 04/15/27 (Call 04/15/22)(b)	25	26,215
Embraer Netherlands Finance BV, 5.40%, 02/01/27	55	58,866
General Dynamics Corp.
3.63%, 04/01/30 (Call 01/01/30)	30	34,104
3.75%, 05/15/28 (Call 02/15/28)	25	28,476
Howmet Aerospace Inc., 6.75%, 01/15/28	10	12,337
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	10	10,644
3.85%, 12/15/26 (Call 09/15/26)	2	2,236
4.40%, 06/15/28 (Call 03/15/28)	39	45,062
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	20	21,834
3.25%, 01/15/28 (Call 10/15/27)	29	31,690
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	25	27,257
3.50%, 03/15/27 (Call 12/15/26)	25	27,630
4.13%, 11/16/28 (Call 08/16/28)	60	69,089
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	10	9,770
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	10	9,875
4.88%, 05/01/29 (Call 05/01/24)(b)	10	9,935
5.50%, 11/15/27 (Call 11/15/22)	35	35,796
7.50%, 03/15/27 (Call 03/15/22)	10	10,575

		643,210

Agriculture — 0.2%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	17	19,768
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	50	50,228
3.46%, 09/06/29 (Call 06/06/29)	20	21,290
3.56%, 08/15/27 (Call 05/15/27)	47	50,870
Cargill Inc., 3.25%, 05/23/29 (Call 02/23/29)(b)	25	27,633
Philip Morris International Inc.
3.13%, 08/17/27 (Call 05/17/27)	15	16,443
3.38%, 08/15/29 (Call 05/15/29)	50	55,438
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(b)	15	15,263
10.50%, 11/01/26 (Call 11/01/21)(b)	8	8,457

		265,390

Airlines — 0.3%
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)	46	51,227
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	30	32,275
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28(c)	3	3,287
Series 2015-1, Class A, 3.38%, 11/01/28	21	20,712
Series 2016-2, Class AA, 3.20%, 12/15/29(c)	4	3,976
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)	10	10,130
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	50	55,736
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)	25	27,105
5.13%, 06/15/27 (Call 04/15/27)	25	29,266

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/28)(b)	$25	$25,940
United Airlines Pass Through Trust
Series 2016-2, Class AA, 2.88%, 04/07/30	4	4,154
Series 2020-1, Class A, 5.88%, 04/15/29	93	103,139

		366,947

Apparel — 0.0%
Crocs Inc., 4.25%, 03/15/29 (Call 03/15/24)(b)	5	5,153
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)	15	15,452
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	35	38,345
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/22)(b)	5	5,226

		64,176

Auto Manufacturers — 0.5%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	10	10,025
4.75%, 10/01/27 (Call 10/01/22)(b)	5	5,241
5.88%, 06/01/29 (Call 06/01/24)(b)	5	5,506
American Honda Finance Corp., 3.50%, 02/15/28	16	17,906
BMW U.S. Capital LLC
3.75%, 04/12/28 (Call 01/12/28)(b)	25	28,293
4.15%, 04/09/30 (Call 01/09/30)(b)	50	58,465
Daimler Finance North America LLC, 8.50%, 01/18/31	65	99,635
Ford Holdings LLC, 9.30%, 03/01/30	15	20,512
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	85	91,534
6.38%, 02/01/29	5	5,821
6.63%, 10/01/28	5	5,986
9.63%, 04/22/30 (Call 01/22/30)	5	7,127
Ford Motor Credit Co. LLC
3.63%, 06/17/31 (Call 03/17/31)	25	25,735
4.00%, 11/13/30 (Call 08/13/30)	20	21,101
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)	50	58,451
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	40	43,872
5.65%, 01/17/29 (Call 10/17/28)	40	48,694
Hyundai Capital America
3.00%, 02/10/27 (Call 12/10/26)(b)	5	5,304
6.38%, 04/08/30 (Call 01/08/30)(b)	50	65,038
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)	5	4,909
5.50%, 07/15/29 (Call 07/15/24)(b)	5	4,944
5.88%, 01/15/28 (Call 01/15/24)(b)	5	5,158
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(b)	5	5,435
Toyota Motor Corp., 2.76%, 07/02/29	4	4,335
Toyota Motor Credit Corp., 3.38%, 04/01/30	50	56,287

		705,314

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/22)(c)	25	26,272
Clarios Global LP/Clarios US Finance Co., 8.50%, 05/15/27 (Call 05/15/22)(b)	20	21,349
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	5	5,196
5.63%, 06/15/28 (Call 06/15/23)	15	16,132
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(b)	5	5,341
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	5	5,364
5.00%, 07/15/29 (Call 04/15/29)(b)	10	10,584

Security	Par (000)	Value

Auto Parts & Equipment (continued)
5.25%, 04/30/31 (Call 01/30/31)	$25	$26,763
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	41	45,626
Meritor Inc., 4.50%, 12/15/28 (Call 12/15/23)(b)	5	5,084
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(b)	5	5,174
Tenneco Inc.
5.13%, 04/15/29 (Call 04/15/24)(b)	5	5,186
7.88%, 01/15/29 (Call 01/15/24)(b)	5	5,643
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)(b)	5	5,227
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(b)	5	4,991

		193,932

Banks — 4.4%
Banco de Credito del Peru, 3.25%, 09/30/31 (Call 09/30/26)(a)(d)	100	100,029
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30)(a)	25	24,477
1.92%, 10/24/31 (Call 10/24/30)(a)	65	63,702
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(a)	20	20,118
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	70	71,963
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)	60	62,129
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	60	63,533
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	50	54,051
3.25%, 10/21/27 (Call 10/21/26)	95	103,642
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	35	38,449
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	25	27,638
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	15	16,698
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)	10	11,269
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	50	56,744
4.25%, 10/22/26	5	5,676
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	56	64,324
Series L, 4.18%, 11/25/27 (Call 11/25/26)	70	78,681
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(a)	25	25,915
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(a)	35	38,707
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	40	43,937
3.25%, 05/16/27 (Call 02/16/27)	30	33,066
3.40%, 01/29/28 (Call 10/29/27)	5	5,580
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	5	5,530
3.85%, 04/28/285		5,772
Barclays PLC, 4.97%, 05/16/29 (Call 05/16/28)(a)	200	235,108
BNP Paribas SA, 3.05%, 01/13/31 (Call 01/13/30)(a)(b)	200	211,974
CIT Group Inc., 6.13%, 03/09/28	5	6,147
Citigroup Inc.
2.98%, 11/05/30 (Call 11/05/29)(a)	70	74,537
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	65	71,437
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	25	27,695

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	$25	$27,858
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	40	45,466
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	27	30,617
4.13%, 07/25/28	25	28,276
4.30%, 11/20/26	10	11,340
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	70	82,098
4.45%, 09/29/27	50	57,294
6.63%, 01/15/28	5	6,469
Citizens Financial Group Inc., 2.50%, 02/06/30 (Call 11/06/29)	20	20,644
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	50	57,822
Commonwealth Bank of Australia, 3.90%, 03/16/28(b)	50	57,659
Credit Suisse Group AG, 4.28%, 01/09/28 (Call 01/09/27)(b)	250	279,715
Deutsche Bank AG/New York NY, 3.73%, 01/14/32 (Call 01/14/31)(a)	15	15,471
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	10	10,605
3.95%, 03/14/28 (Call 02/14/28)	25	28,806
Freedom Mortgage Corp., 6.63%, 01/15/27 (Call 01/15/24)(b)	10	9,601
Goldman Sachs Group Inc. (The)
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	60	60,660
2.60%, 02/07/30 (Call 11/07/29)	60	62,541
3.50%, 11/16/26 (Call 11/16/25)	48	52,267
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	45	49,996
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	55	61,622
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	45	51,594
HSBC Holdings PLC, 4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	200	223,038
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	50	52,609
ING Groep NV, 3.95%, 03/29/27	200	225,288
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30)(a)	10	9,695
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	60	62,164
2.58%, 04/22/32 (Call 04/22/31)(a)	85	87,908
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	65	68,463
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	70	74,084
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	30	33,150
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	10 11,021
3.63%, 12/01/27 (Call 12/01/26)	5	5,499
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	75	83,458
4.01%, 04/23/29 (Call 04/23/28)(a)	70	79,419
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	40	45,988
4.25%, 10/01/27	15	17,217
7.63%, 10/15/26	10	13,034
KeyCorp.
2.25%, 04/06/27	5	5,215
2.55%, 10/01/29	25	26,344
KfW
1.75%, 09/14/29	70	72,929

Security	Par (000)	Value

Banks (continued)
2.88%, 04/03/28	$25	$27,872
Landwirtschaftliche Rentenbank, Series 37, 2.50%, 11/15/27	30	32,645
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31)(a)(b)	20	20,256
4.65%, 03/27/29 (Call 03/27/28)(a)(b)	10	11,566
5.03%, 01/15/30 (Call 01/15/29)(a)(b)	25	29,839
Mitsubishi UFJ Financial Group Inc.
3.68%, 02/22/27	50	55,850
3.74%, 03/07/29	65	73,339
3.96%, 03/02/28	15	17,071
4.05%, 09/11/28	35	40,226
Mizuho Financial Group Inc., 2.59%, 05/25/31 (Call 05/25/30)(a)	200	206,490
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31)(a)	10	9,683
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	80	83,807
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	50	55,525
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	60	67,219
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	50	55,949
3.95%, 04/23/27	25	28,078
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)	10	10,200
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	55	57,805
3.15%, 05/19/27 (Call 04/19/27)	10	11,001
3.45%, 04/23/29 (Call 01/23/29)	70	78,172
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	50	49,969
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	10	10,719
4.40%, 07/13/27 (Call 04/14/27)	10	11,283
Shinhan Bank Co. Ltd., 4.00%, 04/23/29(d)	200	225,210
State Street Corp., 3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	33	35,395
Sumitomo Mitsui Financial Group Inc.
3.36%, 07/12/27	90	99,130
3.54%, 01/17/28	35	38,939
4.31%, 10/16/28	5	5,843
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	10	9,684
2.10%, 05/15/28 (Call 03/15/28)	5	5,111
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(a)	50	55,428
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	5	4,936
3.88%, 03/19/29 (Call 02/16/29)	50	57,094
U.S. Bancorp.
3.00%, 07/30/29 (Call 04/30/29)	32	34,858
Series X, 3.15%, 04/27/27 (Call 03/27/27)	40	44,068
UniCredit SpA, 5.46%, 06/30/35 (Call 06/30/30)(a)(b)	15	16,599
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	25	27,915
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30)(a)	70	72,771
2.88%, 10/30/30 (Call 10/30/29)(a)	60	63,808
3.58%, 05/22/28 (Call 05/22/27)(a)	45	49,914
4.15%, 01/24/29 (Call 10/24/28)	85	97,860
4.30%, 07/22/27	40	45,879
Westpac Banking Corp.
2.67%, 11/15/35 (Call 11/15/30)(a)	10	9,923
3.35%, 03/08/27	25	27,766

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.11%, 07/24/34 (Call 07/24/29)(a)	$51	$56,359

		6,082,526

Beverages — 0.4%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	45	50,112
4.00%, 04/13/28 (Call 01/13/28)	37	42,142
4.75%, 01/23/29 (Call 10/23/28)	35	41,665
Central American Bottling Corp., 5.75%, 01/31/27 (Call 01/31/22)(d)	50	52,247
Coca-Cola Co. (The)
1.00%, 03/15/28	50	48,802
2.13%, 09/06/29	55	57,155
2.90%, 05/25/27	5	5,480
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	20	21,603
3.70%, 12/06/26 (Call 09/06/26)	25	27,766
4.65%, 11/15/28 (Call 08/15/28)	25	29,432
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	7	7,743
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	60	65,386
3.43%, 06/15/27 (Call 03/15/27)	5	5,536
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	10	9,964
2.63%, 07/29/29 (Call 04/29/29)	5	5,380
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(b).	10	10,098
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(b)	10	9,889

		490,400

Biotechnology — 0.1%
Amgen Inc.
2.45%, 02/21/30 (Call 11/21/29)	85	87,940
3.20%, 11/02/27 (Call 08/02/27)	2	2,194
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	15	15,161
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(b)	10	9,790
Gilead Sciences Inc., 2.95%, 03/01/27 (Call 12/01/26)	20	21,600
HCRX Investments Holdco LP, 4.50%, 08/01/29 (Call 08/01/24)(b)	5	5,069

		141,754

Building Materials — 0.4%
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)	5	4,898
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	10	10,671
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	10	10,771
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	15	15,400
5.00%, 03/01/30 (Call 03/01/25)(b)	5	5,350
6.75%, 06/01/27 (Call 06/01/22)(b)	9	9,612
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	50	52,501
Cemex SAB de CV, 5.20%, 09/17/30 (Call 09/17/25)(d)	200	219,352
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	10	10,698
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(b)	5	5,114
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	20	21,746
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	15	15,944
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/22)(b)	10	10,484
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	5	5,063
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	35	38,862

Security	Par (000)	Value

Building Materials (continued)
Masonite International Corp., 3.50%, 02/15/30 (Call 08/15/29)(b)	$5	$5,013
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	25	28,389
Patrick Industries Inc., 4.75%, 05/01/29 (Call 05/01/24)(b)	5	5,107
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	10	10,602
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	10	9,626
4.38%, 07/15/30 (Call 07/15/25)(b)	15	15,454
4.75%, 01/15/28 (Call 01/15/23)(b)	15	15,608
5.00%, 02/15/27 (Call 02/15/22)(b)	10	10,350
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 01/15/29 (Call 07/15/23)(b)	10	10,579
US Concrete Inc., 5.13%, 03/01/29 (Call 09/01/23)(b)	10	10,935
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(b)	5	4,972

		563,101

Chemicals — 0.8%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	30	30,849
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	5	5,489
CF Industries Inc., 4.50%, 12/01/26(b)	35	40,237
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	5	4,967
5.75%, 11/15/28 (Call 11/15/23)(b)	15	15,893
CNAC HK Finbridge Co. Ltd., 5.13%, 03/14/28(d)	200	230,968
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(b)	5	5,115
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	50	60,040
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	40	47,682
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	10	10,747
3.25%, 12/01/27 (Call 09/01/27)	35	38,756
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	10	10,242
Equate Petrochemical BV, 2.63%, 04/28/28 (Call 01/28/28)(d) .	200	203,494
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/23)	10	10,225
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29).	10	11,466
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(b)	10	11,048
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	5	5,015
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	5	5,841
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	30	32,995
LYB International Finance III LLC, 3.38%, 05/01/30 (Call 02/01/30)	10	11,019
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	20	21,788
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	10	10,504
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	10	11,309
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	35	39,361
Olin Corp., 5.63%, 08/01/29 (Call 08/01/24)	25	27,608
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	20	21,271
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	15	16,514
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(b)	20	20,165
6.63%, 05/01/29 (Call 05/01/24)(b)	5	4,915
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	10	10,750
3.45%, 06/01/27 (Call 03/01/27)	45	49,760
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29 (Call 04/01/24)(b)	5	5,041

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	$15	$15,230
Valvoline Inc., 4.25%, 02/15/30 (Call 02/15/25)(b)	5	5,190
WR Grace & Co-Conn, 4.88%, 06/15/27 (Call 06/15/23)(b)	10	10,375
WR Grace Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)	10	10,410
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	6	7,047

		1,079,326

Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	5	5,063

Commercial Services — 0.7%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(b)	20	19,987
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(b)	10	10,237
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)	10	9,999
9.75%, 07/15/27 (Call 07/15/22)(b)	15	16,411
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.63%, 06/01/28 (Call 06/01/24)(b)	15	15,076
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(b)	5	5,159
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)	10	10,029
6.75%, 02/15/27 (Call 02/15/23)(b)	10	10,713
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	5	5,216
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)	5	5,155
5.38%, 03/01/29 (Call 03/01/24)(b)	10	10,497
5.75%, 07/15/27 (Call 07/15/22)(b)	5	5,233
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(b)	10	10,501
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	5	5,006
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	35	39,278
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(b)	5	4,991
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	5	5,351
ERAC USA Finance LLC, 3.30%, 12/01/26 (Call 09/01/26)(b)	10	10,931
Garda World Security Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)	5	4,833
9.50%, 11/01/27 (Call 11/01/22)(b)	10	10,884
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	5	5,150
3.75%, 10/01/30 (Call 10/01/25)(b)	10	10,461
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	10	10,510
4.45%, 06/01/28 (Call 03/01/28)	10	11,541
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(b)	20	20,294
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	15	15,808
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	10	11,833
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28 (Call 06/15/23)(b)	10	10,776
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	20	20,335
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(b)	5	5,000
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)	5	5,483
4.25%, 02/01/29 (Call 11/01/28)	5	5,808
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(b)	15	15,241
5.75%, 11/01/28 (Call 11/01/23)(b)(c)	20	19,101
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	10	10,379
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(b)	5	4,965

Security	Par (000)	Value
Commercial Services (continued)
5.63%, 10/01/28 (Call 10/01/23)(b)	$15	$15,792
5.88%, 10/01/30 (Call 10/01/25)(b)	10	10,687
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	50	51,996
2.85%, 10/01/29 (Call 07/01/29)	10	10,788
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(b)	5	4,818
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	10	9,650
6.25%, 01/15/28 (Call 01/15/23)(b)	15	15,543
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	25	26,835
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(b)	5	5,413
RR Donnelley & Sons Co.
6.13%, 11/01/26 (Call 11/01/23)(b)	5	5,234
8.25%, 07/01/27 (Call 07/01/23)(c)	5	5,701
S&P Global Inc., 2.50%, 12/01/29 (Call 09/01/29)	50	52,956
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	10	10,051
4.00%, 05/15/31 (Call 05/15/26)	15	15,539
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.,
4.63%, 11/01/26 (Call 11/01/22)(b)	5	5,191
Square Inc., 3.50%, 06/01/31 (Call 03/01/31)(b)	15	15,602
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(b)	5	5,108
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27 (Call 12/22/26)(b)	25	27,372
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	5	5,037
Triton Container International Ltd., 3.15%, 06/15/31
(Call 03/15/31)(b)	50	51,137
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	10	10,508
3.88%, 02/15/31 (Call 08/15/25)	15	15,533
4.00%, 07/15/30 (Call 07/15/25)	10	10,455
4.88%, 01/15/28 (Call 01/15/23)	25	26,491
5.50%, 05/15/27 (Call 05/15/22)	25	26,337
5.88%, 09/15/26 (Call 09/15/21)	10	10,308
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	45	51,544
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 10/01/21)(b)	5	5,288
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	5	4,958

		910,044

Computers — 0.5%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(b)	5	5,103
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	50	49,864
1.65%, 05/11/30 (Call 02/11/30)	30	29,880
1.70%, 08/05/31 (Call 05/05/31)	50	49,573
2.20%, 09/11/29 (Call 06/11/29)	10	10,436
2.90%, 09/12/27 (Call 06/12/27)	40	43,664
3.20%, 05/11/27 (Call 02/11/27)	30	33,213
3.35%, 02/09/27 (Call 11/09/26)	10	11,110
Austin BidCo Inc., 7.13%, 12/15/28 (Call 12/15/23)(b)	5	5,072
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/13/21)(b)	15	15,710
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	5	5,166
4.00%, 07/01/29 (Call 07/01/24)(b)	5	5,202
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	10	10,089
Dell Inc., 7.10%, 04/15/28	5	6,477
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (Call 05/15/27)	60	74,068
6.20%, 07/15/30 (Call 04/15/30)	50	64,456
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)	6	6,876

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Computers (continued)
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	$50	$53,525
International Business Machines Corp., 1.70%, 05/15/27 (Call 03/15/27)	125	127,445
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(b)	5	5,090
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	50	49,428
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	10	10,354
5.13%, 04/15/29 (Call 04/15/24)(b)	10	10,375
5.25%, 10/01/30 (Call 10/01/25)(b)	10	10,493
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(b)	5	5,187
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(b)	5	5,219
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	7	7,411
4.13%, 01/15/31 (Call 10/15/30)(b)	10	10,575
4.88%, 06/01/27 (Call 03/01/27)	8	8,985
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	5	5,467

		735,513

Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	5	5,059
5.50%, 06/01/28 (Call 06/01/23)(b)	10	10,589
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	5	5,260
Procter & Gamble Co. (The)
2.45%, 11/03/26	10	10,712
2.85%, 08/11/27	10	10,947
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	100	103,469

		146,036

Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29 (Call 11/15/24)(b)	5	4,970
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(b)	5	5,009
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	20	20,067
Wolverine Escrow LLC, 9.00%, 11/15/26 (Call 11/15/22)(b)	25	23,981

		54,027

Diversified Financial Services — 1.1%
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(b)	10	10,257
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)	50	49,111
3.63%, 12/01/27 (Call 09/01/27)	25	27,030
4.63%, 10/01/28 (Call 07/01/28)	10	11,361
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	20	22,162
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(b) .	5	5,254
Avolon Holdings Funding Ltd., 2.75%, 02/21/28 (Call 12/21/27)(b)	50	50,177
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28 (Call 06/05/28)(b)	40	39,627
3.15%, 10/02/27 (Call 07/02/27)(b)	25	27,254
Brookfield Finance Inc.
4.35%, 04/15/30 (Call 01/15/30)	90	105,090
4.85%, 03/29/29 (Call 12/29/28)	10	11,938
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31)(a)	50	49,656
3.75%, 03/09/27 (Call 02/09/27)	5	5,593
3.80%, 01/31/28 (Call 12/31/27)	25	28,077

Security	Par (000)	Value
Diversified Financial Services (continued)
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	$25	$25,017
3.20%, 01/25/28 (Call 10/25/27)	25	27,558
3.25%, 05/22/29 (Call 02/22/29)	5	5,532
4.00%, 02/01/29 (Call 11/01/28)	5	5,778
China Cinda Finance 2017 I Ltd., 4.75%, 02/08/28(d)	200	223,084
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	30	31,224
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	30	34,341
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(b)	20	19,947
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	35	39,377
GPS Hospitality Holding Co LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(b)	5	4,943
Intercontinental Exchange Inc., 3.10%, 09/15/27 (Call 06/15/27)	5	5,461
Jefferies Group LLC, 6.45%, 06/08/27	15	18,786
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	5	5,826
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	18	19,800
LD Holdings Group LLC, 6.13%, 04/01/28 (Call 04/01/24)(b)	5	4,919
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	25	25,505
4.38%, 05/15/31 (Call 05/15/26)(b)	5	5,194
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	5	5,462
2.95%, 06/01/29 (Call 03/01/29)	14	15,347
3.35%, 03/26/30 (Call 12/26/29)	50	56,474
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/01/24)(b)	20	20,918
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	5	5,125
5.50%, 08/15/28 (Call 08/15/23)(b)	10	10,386
6.00%, 01/15/27 (Call 01/15/23)(b)	5	5,272
Navient Corp., 5.00%, 03/15/27 (Call 09/15/26)	25	26,196
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(b)	5	5,101
6.88%, 08/15/28 (Call 08/15/23)(b)	17	17,453
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	56	64,405
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	5	5,061
5.38%, 11/15/29 (Call 05/15/29)	25	27,297
ORIX Corp., 3.70%, 07/18/27	25	28,012
PennyMac Financial Services Inc., 4.25%, 02/15/29 (Call 02/15/24)(b)	10	9,688
Power Finance Corp. Ltd., 3.90%, 09/16/29(d)	200	207,450
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(b)	10	10,204
3.88%, 03/01/31 (Call 03/01/26)(b)	10	10,236
Rocket Mortgage LLC, 5.25%, 01/15/28 (Call 01/15/23)(b)	15	15,824
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	5	5,581
5.15%, 03/19/29 (Call 12/19/28)	20	23,753
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	5	4,921

		1,525,045

Electric — 1.4%
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	10	11,437
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	5	5,666

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	$60	$65,341
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	50	50,227
2.60%, 08/15/29 (Call 05/15/29)	5	5,269
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	20	21,519
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(b)	15	15,455
4.63%, 02/01/29 (Call 02/01/24)(b)	5	5,020
5.00%, 02/01/31 (Call 02/01/26)(b)	10	10,208
5.13%, 03/15/28 (Call 03/15/23)(b)	20	20,398
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	5	5,754
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	15	15,256
5.00%, 09/15/26 (Call 10/01/21)	5	5,132
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	37	40,990
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	10	10,844
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)	50	50,750
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	45	49,928
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	10	11,425
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	25	28,771
Series C, 3.38%, 04/01/30 (Call 01/01/30)	50	54,806
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	10	11,023
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	12	13,187
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	10	10,467
Duke Energy Corp., 2.45%, 06/01/30 (Call 03/01/30)	50	51,259
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	25	26,307
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	30	33,995
Duquesne Light Holdings Inc., 2.78%, 01/07/32 (Call 10/07/31)(b)	30	30,621
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	45	48,209
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	50	57,717
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	50	53,256
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	5	5,824
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	25	28,663
FirstEnergy Corp.
Series B, 2.25%, 09/01/30 (Call 06/01/30)	10	9,916
Series B, 4.40%, 07/15/27 (Call 04/15/27)	15	16,840
FirstEnergy Transmission LLC, 2.87%, 09/15/28 (Call 07/15/28)(b)	25	26,454
Georgia Power Co., Series B, 2.65%, 09/15/29 (Call 06/15/29)	10	10,559
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	8	8,781
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	5	5,639
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	60	68,298
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	10	10,632
3.35%, 11/15/27 (Call 08/15/27)	5	5,490
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	40	41,589
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	5	5,108
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	50	56,783
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	6	6,801

Security	Par (000)	Value
Electric (continued)
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30 (Call 12/15/29)	$50	$51,747
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	50	52,956
3.55%, 05/01/27 (Call 02/01/27)	10	11,072
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(b)	25	26,997
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(b)	5	5,775
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)	15	15,066
3.63%, 02/15/31 (Call 02/15/26)(b)	10	10,173
6.63%, 01/15/27 (Call 09/16/21)	7	7,258
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	15	16,485
3.25%, 05/15/29 (Call 02/15/29)	10	11,084
Oklahoma Gas & Electric Co., 3.80%, 08/15/28
(Call 02/15/28)	5	5,678
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	45	48,618
3.70%, 11/15/28 (Call 08/15/28)	5	5,687
Pacific Gas & Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	50	47,169
4.55%, 07/01/30 (Call 01/01/30)	50	53,441
Pattern Energy Operations LP/Pattern Energy
Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	10	10,448
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	10	9,926
5.25%, 07/01/30 (Call 07/01/25)	15	14,807
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(b)	5	5,080
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	25	28,241
Public Service Electric & Gas Co., 3.70%, 05/01/28 (Call 02/01/28)	30	34,120
Public Service Electric and Gas Co., 1.90%, 08/15/31 (Call 05/15/31)	85	85,068
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	5	5,443
3.40%, 02/01/28 (Call 11/01/27)	50	54,573
Southern California Edison Co.
6.65%, 04/01/29	5	6,258
Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	11,338
Southern Co. (The), Series A, 3.70%, 04/30/30 (Call 01/30/30)	50	55,741
Talen Energy Supply LLC
6.63%, 01/15/28 (Call 01/15/23)(b)	5	4,291
7.25%, 05/15/27 (Call 05/15/22)(b)	5	4,325
7.63%, 06/01/28 (Call 06/01/23)(b)	5	4,324
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)	25	28,295
Vistra Operations Co. LLC
4.30%, 07/15/29 (Call 04/15/29)(b)	25	27,035
4.38%, 05/01/29 (Call 05/01/24)(b)	15	15,226
5.00%, 07/31/27 (Call 07/31/22)(b)	10	10,400
5.50%, 09/01/26 (Call 09/13/21)(b)	15	15,435
5.63%, 02/15/27 (Call 02/15/22)(b)	15	15,618
Wisconsin Electric Power Co., 1.70%, 06/15/28 (Call 04/15/28)	65	65,715

		2,008,527

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)	$10	$10,273
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	10	10,026
4.75%, 06/15/28 (Call 06/15/23)(b)	10	10,275
WESCO Distribution Inc., 7.25%, 06/15/28 (Call 06/15/23)(b)	15	16,699

		47,273

Electronics — 0.2%
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	5	5,859
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	11	12,111
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	5	5,173
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	5	5,806
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)	50	49,664
2.70%, 08/15/29 (Call 05/15/29)	10	10,736
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	10,748
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	25	25,870
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	5	5,412
3.95%, 01/12/28 (Call 10/12/27)	16	17,764
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	10	11,664
Sensata Technologies BV, 4.00%, 04/15/29 (Call 04/15/24)(b)	10	10,347
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	10	10,105
4.38%, 02/15/30 (Call 11/15/29)(b)	5	5,385
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	5	5,833
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)(c)	5	5,063
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)(b)	10	10,013
2.95%, 04/01/31 (Call 01/01/31)(b)	7	7,085

		214,638

Energy - Alternate Sources — 0.0%
Renewable Energy Group Inc., 5.88%, 06/01/28 (Call 06/01/24)(b)	5	5,178
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	10	10,522
5.00%, 01/31/28 (Call 07/31/27)(b)	10	10,799

		26,499

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	15	16,764
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	5	5,154
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	5	5,146
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)	5	5,241
Global Infrastructure Solutions Inc., 5.63%, 06/01/29 (Call 06/01/24)(b)	5	5,104
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)	5	5,146
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	15	15,788
New Enterprise Stone & Lime Co. Inc., 9.75%, 07/15/28 (Call 07/15/23)(b)	5	5,573
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	5	5,004
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	5	5,099
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	10	10,383

		84,402

Entertainment — 0.2%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(b)	5	5,306
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(b)	25	24,140
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(b)	10	10,325

Security	Par (000)	Value
Entertainment (continued)
Caesars Entertainment Inc., 8.13%, 07/01/27 (Call 07/01/23)(b)	$20	$22,131
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	5	5,115
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 04/15/22)	5	5,129
Churchill Downs Inc., 5.50%, 04/01/27 (Call 04/01/22)(b)	10	10,406
Cinemark USA Inc., 5.25%, 07/15/28 (Call 07/15/24)(b)	5	4,750
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(b)	5	5,117
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	15	15,323
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	10	9,991
4.75%, 10/15/27 (Call 10/15/22)(b)	10	10,161
6.50%, 05/15/27 (Call 05/15/23)(b)	15	16,518
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	10	10,126
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(b)	20	21,375
Penn National Gaming Inc.
4.13%, 07/01/29 (Call 07/01/24)(b)	5	4,992
5.63%, 01/15/27 (Call 01/15/22)(b)	5	5,191
Raptor Acquisition Corp/Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/22)(b)	5	5,068
Scientific Games International Inc., 7.25%, 11/15/29 (Call 11/15/24)(b)	10	11,157
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(b)	25	24,929
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 04/15/22)(b)	5	5,184
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	10	9,882
3.88%, 07/15/30 (Call 07/15/25)(b)	10	10,536
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/01/29 (Call 07/01/29)(b)	25	26,061

		278,913

Environmental Control — 0.2%
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)	5	5,150
6.00%, 01/01/27 (Call 01/01/22)	5	5,186
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	10	9,980
4.00%, 08/01/28 (Call 08/01/23)(b)	5	4,965
4.38%, 08/15/29 (Call 08/15/24)(b)	2	2,010
4.75%, 06/15/29 (Call 06/08/24)(b)	5	5,140
5.13%, 12/15/26 (Call 12/15/22)(b)	10	10,554
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(b)	10	10,053
5.88%, 06/30/29 (Call 06/30/24)(b)	10	10,236
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	25	27,564
3.95%, 05/15/28 (Call 02/15/28)	20	22,761
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(b)	10	10,171
Waste Connections Inc.
3.50%, 05/01/29 (Call 02/01/29)	9	9,984
4.25%, 12/01/28 (Call 09/01/28)	5	5,832

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Waste Management Inc.
2.00%, 06/01/29 (Call 04/01/29)	$35	$35,653
3.15%, 11/15/27 (Call 08/15/27)	40	43,958

		219,197

Food — 0.6%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.50%, 03/15/29 (Call 09/15/23)(b)	15	15,152
4.63%, 01/15/27 (Call 01/15/23)(b)	10	10,617
4.88%, 02/15/30 (Call 02/15/25)(b)	15	16,382
B&G Foods Inc., 5.25%, 09/15/27 (Call 03/01/22)	10	10,379
C&S Group Enterprises LLC, 5.00%, 12/15/28
(Call 12/15/23)(b)	5	4,933
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	25	28,491
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 11/15/23)(b)	5	5,194
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	60	64,228
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	5	5,291
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	5	5,113
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(b)	75	84,712
6.50%, 04/15/29 (Call 04/15/24)(b)	10	11,328
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)	10	11,030
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	65	71,689
Kraft Heinz Foods Co.
3.88%, 05/15/27 (Call 02/15/27)	15	16,526
4.25%, 03/01/31 (Call 12/01/30)	20	23,097
4.63%, 01/30/29 (Call 10/30/28)	5	5,802
Kroger Co. (The)
3.70%, 08/01/27 (Call 05/01/27)	20	22,477
4.50%, 01/15/29 (Call 10/15/28)	5	5,928
Lamb Weston Holdings Inc., 4.88%, 05/15/28
(Call 11/15/27)(b)	10	11,128
Mars Inc., 3.20%, 04/01/30 (Call 01/01/30)(b)	5	5,529
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	32	35,548
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	25	29,139
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(b)	15	15,082
5.50%, 10/15/27 (Call 10/15/22)(b)	10	10,415
Pilgrim’s Pride Corp.
4.25%, 04/15/31 (Call 04/15/26)(b)	10	10,773
5.88%, 09/30/27 (Call 09/30/22)(b)	10	10,682
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(b)	25	25,550
5.63%, 01/15/28 (Call 12/01/22)(b)	10	10,526
5.75%, 03/01/27 (Call 03/01/22)(b)	25	26,157
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(b)	5	5,250
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(b)	10	10,179
Smithfield Foods Inc.
4.25%, 02/01/27 (Call 11/01/26)(b)	10	11,010
5.20%, 04/01/29 (Call 01/01/29)(b)	25	29,255
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	15	15,457
3.25%, 07/15/27 (Call 04/15/27)	10	10,923
5.95%, 04/01/30 (Call 01/01/30)	25	32,219
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	10	9,638

Security	Par (000)	Value

Food (continued)
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	$25	$27,862
4.35%, 03/01/29 (Call 12/01/28)	35	40,920
U.S. Foods Inc., 4.75%, 02/15/29 (Call 02/15/24)(b)	5	5,132
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	10	10,806

		817,549

Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(b)	15	15,607
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(b)	5	5,221
Carrols Restaurant Group Inc., 5.88%, 07/01/29
(Call 07/01/24)(b)	5	4,832
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(b)	5	5,222
10.50%, 05/15/29 (Call 05/15/24)(b)	5	5,499

		36,381

Forest Products & Paper — 0.1%
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(b)	5	5,132
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	10	11,547
Georgia-Pacific LLC, 2.30%, 04/30/30 (Call 01/30/30)(b)	70	72,569
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	10	10,076

		99,324

Gas — 0.1%
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	25	26,406
3.15%, 08/01/27 (Call 05/01/27)(b)	10	10,753
CenterPoint Energy Resources Corp., 4.00%, 04/01/28
(Call 01/01/28)	10	11,295
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	25	27,040
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	25	27,605

		103,099

Health Care – Products — 0.2%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	35	39,581
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(b)	15	15,862
Baxter International Inc., 3.95%, 04/01/30 (Call 01/01/30)	15	17,298
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	65	67,726
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	5	5,269
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	20	23,233
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(b)	25	26,171
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	15	15,373
4.63%, 02/01/28 (Call 02/01/23)(b)	5	5,316
Medtronic Global Holdings SCA, 3.35%, 04/01/27
(Call 01/01/27)	10	11,035
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28 (Call 02/01/23)(b)	3	3,241
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)	22	24,779
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(b)	15	15,629
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	5	5,629

		276,142

Health Care – Services — 0.7%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	5	5,228
5.50%, 07/01/28 (Call 07/01/23)(b)	10	10,592
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	5	5,056
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	35	37,345
3.65%, 12/01/27 (Call 09/01/27)	35	39,195

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
Catalent Pharma Solutions Inc., 3.13%, 02/15/29
(Call 02/15/24)(b)	$10	$9,880
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	15	15,235
2.50%, 03/01/31 (Call 12/01/30)	40	39,946
2.63%, 08/01/31 (Call 05/01/31)	10	10,140
3.00%, 10/15/30 (Call 07/15/30)	15	15,524
3.38%, 02/15/30 (Call 02/15/25)	40	41,854
4.25%, 12/15/27 (Call 12/15/22)	20	21,148
4.63%, 12/15/29 (Call 12/15/24)	45	49,389
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	5	5,159
4.00%, 03/15/31 (Call 03/15/26)(b)	5	5,336
4.25%, 05/01/28 (Call 05/01/23)(b)	5	5,238
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	10	10,171
5.63%, 03/15/27 (Call 12/15/23)(b)	10	10,552
6.00%, 01/15/29 (Call 01/15/24)(b)	20	21,320
6.13%, 04/01/30 (Call 04/01/25)(b)	10	10,080
6.88%, 04/01/28 (Call 04/01/23)(b)	10	9,922
6.88%, 04/15/29 (Call 04/15/24)(b)	20	20,775
8.00%, 12/15/27 (Call 12/15/22)(b)	10	11,040
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	15	14,829
4.63%, 06/01/30 (Call 06/01/25)(b)	35	36,569
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	15	15,736
4.75%, 02/01/30 (Call 02/01/25)	10	10,668
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	15	15,006
3.50%, 09/01/30 (Call 03/01/30)	30	32,180
4.13%, 06/15/29 (Call 03/15/29)	50	56,607
5.63%, 09/01/28 (Call 03/01/28)	25	29,823
5.88%, 02/01/29 (Call 08/01/28)	15	18,242
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	25	27,025
3.95%, 03/15/27 (Call 12/15/26)	8	8,994
Laboratory Corp. of America Holdings, 3.60%, 09/01/27
(Call 06/01/27)	12	13,284
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)	5	4,917
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(b)	10	10,541
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	10	10,652
4.38%, 06/15/28 (Call 06/15/23)(b)	10	10,507
Providence St Joseph Health Obligated Group, Series 19A,
2.53%, 10/01/29 (Call 07/01/29)	5	5,264
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	5	5,794
RegionalCare Hospital Partners Holdings Inc./LifePoint
Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(b)	25	26,635
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	25	26,471
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)	10	9,954
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	25	25,537
5.13%, 11/01/27 (Call 11/01/22)(b)	20	21,049
6.13%, 10/01/28 (Call 10/01/23)(b)	35	37,005
6.25%, 02/01/27 (Call 02/01/22)(b)	10	10,439
Toledo Hospital (The), Series B, 5.33%, 11/15/28	5	5,761
UnitedHealth Group Inc.
2.88%, 08/15/29	60	65,144
2.95%, 10/15/27	20	21,908

Security	Par (000)	Value

Health Care—Services (continued)
3.88%, 12/15/28	$25	$28,835
Universal Health Services Inc., 2.65%, 10/15/30
(Call 07/15/30)(b)	10	10,189

		1,025,690

Holding Companies – Diversified — 0.1%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(b)	10	10,479
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/15/24)(b)	5	5,137
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	15	15,060
5.25%, 05/15/27 (Call 11/15/26)	15	15,581
Owl Rock Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	25	25,134

		71,391

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29 (Call 08/01/24)(b)	5	5,026
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	5	5,042
5.00%, 06/15/29 (Call 06/15/24)(b)	5	5,091
6.25%, 09/15/27 (Call 09/15/22)(b)	5	5,279
Century Communities Inc., 6.75%, 06/01/27 (Call 06/01/22)	5	5,339
Forestar Group Inc., 5.00%, 03/01/28 (Call 03/01/23)(b)	5	5,188
KB Home
4.00%, 06/15/31 (Call 12/15/30)	5	5,233
4.80%, 11/15/29 (Call 05/15/29)	10	11,103
6.88%, 06/15/27 (Call 12/15/26)	5	5,996
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	5	5,033
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(b)	10	10,253
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	15	14,702
3.85%, 01/15/30 (Call 07/15/29)	25	27,169
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	10	10,603
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 04/01/29 (Call 04/01/24)(b)	5	5,161
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	5	5,471
5.75%, 01/15/28 (Call 10/15/27)(b)	15	16,908
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	5	5,560
4.88%, 03/15/27 (Call 12/15/26)	5	5,680
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	5	5,468
5.70%, 06/15/28 (Call 12/15/27)	5	5,575
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	5	5,184
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	10	10,800

		186,864

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	10	10,921
4.40%, 03/15/29 (Call 12/15/28)	5	5,767
Tempur Sealy International Inc., 4.00%, 04/15/29
(Call 04/15/24)(b)	20	20,670
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	5	5,932

		43,290

Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	5	5,025
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	5	6,001

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	$5	$5,130
4.13%, 04/30/31 (Call 04/30/26)(b)	5	5,079
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	15	16,407
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	25	28,540
Kimberly-Clark Corp.
3.20%, 04/25/29 (Call 01/25/29)	5	5,568
3.95%, 11/01/28 (Call 08/01/28)	5	5,810
Kronos Acquisition Holdings Inc./KIK Custom Products Inc., 7.00%, 12/31/27 (Call 12/31/23)(b)	5	4,865
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)	5	4,938
5.00%, 10/01/29 (Call 10/01/24)(b)	5	5,253
5.50%, 07/15/30 (Call 07/15/25)(b)	10	10,732

		103,348

Housewares — 0.0%
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/31
(Call 04/01/26)(b)	10	10,020

Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc., 4.25%, 02/15/29
(Call 02/15/24)(b)	10	9,927
Aflac Inc., 2.88%, 10/15/26 (Call 07/15/26)	10	10,835
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	5	5,016
6.75%, 10/15/27 (Call 10/15/22)(b)	15	15,624
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)	15	17,145
American International Group Inc., 3.40%, 06/30/30
(Call 03/30/30)	50	55,011
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(b)	100	102,452
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	5	5,085
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	55	58,275
Aon Corp./Aon Global Holdings PLC, 2.05%, 08/23/31 (Call 05/23/31)	50	49,761
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	25	28,366
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	40	42,608
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(b)	5	5,031
Athene Global Funding, 1.99%, 08/19/28(b)	100	99,629
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	25	28,092
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	30	33,427
Berkshire Hathaway Finance Corp., 1.85%, 03/12/30
(Call 12/12/29)	5	5,069
Brighthouse Financial Global Funding, 2.00%, 06/28/28(b)	50	50,436
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	20	21,947
5.63%, 05/15/30 (Call 02/15/30)	5	6,092
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(b) .	5	5,043
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	25	27,660
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	10	11,902
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	20	19,973
4.95%, 06/01/29 (Call 03/01/29)	5	5,735
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	50	57,488
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28
(Call 01/17/28)	30	34,562
Five Corners Funding Trust II, 2.85%, 05/15/30
(Call 02/15/30)(b)	100	106,183

Security	Par (000)	Value

Insurance (continued)
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	$10	$10,178
4.40%, 10/15/29 (Call 07/15/29)(b)	5	5,552
4.70%, 10/15/51 (Call 07/15/26)(a)(b)	10	10,225
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	5	5,889
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28
(Call 02/17/28)(b)	35	40,132
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	5	5,315
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	25	29,479
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	30	33,298
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	25	27,650
Marsh & McLennan Companies Inc., 4.38%, 03/15/29
(Call 12/15/28)	31	36,440
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	10	11,343
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)	65	78,252
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	5	5,358
New York Life Global Funding, 3.00%, 01/10/28(b)	25	27,319
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	15	16,817
Principal Financial Group Inc., 2.13%, 06/15/30
(Call 03/15/30)	55	55,502
Principal Life Global Funding II, 2.50%, 09/16/29(b)	5	5,294
Progressive Corp. (The), 2.45%, 01/15/27	25	26,721
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	5	5,691
Prudential Financial Inc., 4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)	25	27,386
Prudential PLC, 3.13%, 04/14/30	50	54,542
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	10	11,007
Reinsurance Group of America Inc., 3.90%, 05/15/29
(Call 02/15/29)	15	16,949
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(b)	5	5,266
Sammons Financial Group Inc., 4.45%, 05/12/27
(Call 02/12/27)(b)	60	67,487
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	10	11,238
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	10	10,580

		1,559,284

Internet — 0.6%
Amazon.com Inc., 3.15%, 08/22/27 (Call 05/22/27)	60	66,388
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(b)(c)	5	4,926
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	5	5,078
6.13%, 12/01/28 (Call 12/01/23)(b)	5	5,147
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	5	5,581
4.63%, 04/13/30 (Call 01/13/30)	60	71,809
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	5	5,329
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	25	27,989
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)	55	61,442
Endure Digital Inc., 6.00%, 02/15/29 (Call 02/15/24)(b)	5	4,834
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	30	30,522
3.25%, 02/15/30 (Call 11/15/29)	32	33,158
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	10	9,898
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(b)	5	5,223
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(b)	5	5,238
4.63%, 06/01/28 (Call 06/01/23)(b)	5	5,219
5.63%, 02/15/29 (Call 02/15/24)(b)	5	5,422
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(b)	10	10,262

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Netflix Inc.
4.38%, 11/15/26(c)	$25	$28,285
4.88%, 04/15/28	10	11,697
4.88%, 06/15/30 (Call 03/15/30)(b)	15	17,964
5.38%, 11/15/29(b)	10	12,294
5.88%, 11/15/28	25	31,028
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.,
6.00%, 02/15/28 (Call 02/15/24)(b)	5	4,980
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26
(Call 10/01/22)(b)	5	5,427
TD Ameritrade Holding Corp., 3.30%, 04/01/27
(Call 01/01/27)	25	27,594
Tencent Holdings Ltd., 3.98%, 04/11/29 (Call 01/11/29)(d)	200	222,498
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(b)	20	19,676
6.25%, 01/15/28 (Call 09/15/23)(b)	10	10,712
7.50%, 09/15/27 (Call 09/15/22)(b)	5	5,449
8.00%, 11/01/26 (Call 11/01/21)(b)	20	21,333
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/22)	25	26,521

		808,923

Iron & Steel — 0.1%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29
(Call 09/15/23)(b)	9	9,820
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23)	10	10,817
Cleveland-Cliffs Inc., 4.63%, 03/01/29 (Call 03/01/24)(b)	10	10,563
Commercial Metals Co., 3.88%, 02/15/31 (Call 02/15/26)	5	5,120
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	20	21,915
TMS International Corp./DE, 6.25%, 04/15/29
(Call 04/15/24)(b)	5	5,239
United States Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)	15	16,388

		79,862

Leisure Time — 0.1%
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(b)	45	45,230
5.75%, 03/01/27 (Call 12/01/26)(b)	40	40,878
9.88%, 08/01/27 (Call 02/01/24)(b)	30	34,601
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(Call 06/01/24)(b)	5	4,860
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)	10	10,130
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (Call 02/28/26)(b)	10	10,133
5.50%, 04/01/28 (Call 10/01/27)(b)	25	25,191
Viking Cruises Ltd., 7.00%, 02/15/29 (Call 02/15/24)(b)	15	15,093
Viking Ocrean Cruises shi, 5.63%, 02/15/29 (Call 02/15/24)(b)	5	4,991
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	5	5,059

		196,166

Lodging — 0.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)	10	10,312
4.75%, 06/15/31 (Call 06/15/26)(b)	5	5,165
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(b)	5	5,381
Hilton Domestic Operating Co. Inc.
4.00%, 05/01/31 (Call 05/01/26)(b)	15	15,466
4.88%, 01/15/30 (Call 01/15/25)	10	10,791
5.75%, 05/01/28 (Call 05/01/23)(b)	25	27,021
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	10	9,975
5.00%, 06/01/29 (Call 06/01/24)(b)	10	10,151

Security	Par (000)	Value

Lodging (continued)
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	$12	$13,150
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	25	26,321
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	37	42,611
Series X, 4.00%, 04/15/28 (Call 01/15/28)	6	6,632
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	5	5,056
4.75%, 01/15/28 (Call 09/15/22)	10	10,168
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	4	4,220
4.75%, 10/15/28 (Call 07/15/28)	10	10,560
5.50%, 04/15/27 (Call 01/15/27)	17	18,519
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/23)(b)	10	10,153
Travel + Leisure Co.
4.63%, 03/01/30 (Call 12/01/29)(b)	5	5,160
6.00%, 04/01/27 (Call 01/01/27)	5	5,529
6.63%, 07/31/26 (Call 04/30/26)(b)	10	11,393
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28
(Call 08/15/23)(b)	5	5,176
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(b)	20	21,005

		289,915

Machinery — 0.2%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28
(Call 12/15/23)(b)	5	5,153
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)	10	10,297
4.13%, 04/15/29 (Call 04/15/24)(b)	5	5,150
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	50	53,348
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	20	22,304
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	55	60,865
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	5	5,101
John Deere Capital Corp.
2.45%, 01/09/30	10	10,564
3.45%, 03/07/29	5	5,646
Mueller Water Products Inc., 4.00%, 06/15/29
(Call 06/15/24)(b)	5	5,209
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	10	11,100
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)	60	62,855
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	5	5,639
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	10	10,538
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	25	29,142
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	10	10,955

		313,866

Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	10	10,525
2.88%, 10/15/27 (Call 07/15/27)	40	43,722
3.63%, 09/14/28 (Call 06/14/28)	5	5,697
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	5	5,576
FXI Holdings Inc., 12.25%, 11/15/26 (Call 11/15/22)(b)	5	5,673
General Electric Co.
3.45%, 05/01/27 (Call 03/01/27)	25	27,562
3.63%, 05/01/30 (Call 02/01/30)	50	56,216
Hillenbrand Inc., 3.75%, 03/01/31 (Call 03/01/26)	5	5,049
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	25	26,883
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	25	27,180

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Manufacturing (continued)
3.25%, 06/14/29 (Call 03/14/29)	$10	$10,876
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	5	5,820
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	55	61,070
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	45	51,039
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(b)	10	10,028

		352,916

Media — 1.3%
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)(b)	20	20,548
AMC Networks Inc., 4.25%, 02/15/29 (Call 02/15/24)	15	14,730
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	10	10,102
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/31 (Call 07/01/25)(b)	25	25,660
4.50%, 08/15/30 (Call 02/15/25)(b)	30	31,374
4.75%, 03/01/30 (Call 09/01/24)(b)	35	36,998
5.00%, 02/01/28 (Call 08/01/22)(b)	15	15,719
5.13%, 05/01/27 (Call 05/01/22)(b)	50	52,240
5.38%, 06/01/29 (Call 06/01/24)(b)	20	21,840
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	5	5,526
4.20%, 03/15/28 (Call 12/15/27)	50	56,510
5.05%, 03/30/29 (Call 12/30/28)	20	23,692
Clear Channel Worldwide Holdings Inc., 5.13%, 08/15/27 (Call 08/15/22)(b)	15	15,432
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	10	10,546
3.15%, 02/15/28 (Call 11/15/27)	45	49,396
3.30%, 02/01/27 (Call 11/01/26)	25	27,462
3.40%, 04/01/30 (Call 01/01/30)	50	55,547
4.15%, 10/15/28 (Call 07/15/28)	60	69,671
Cox Communications Inc., 3.50%, 08/15/27 (Call 05/15/27)(b)	25	27,576
CSC Holdings LLC, 5.38%, 02/01/28 (Call 02/01/23)(b)	200	211,946
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(b)	30	19,911
6.63%, 08/15/27 (Call 08/15/22)(b)(c)	20	8,601
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., 5.88%, 08/15/27 (Call 08/15/23)(b)	50	52,261
Discovery Communications LLC, 3.63%, 05/15/30 (Call 02/15/30)	60	65,842
DISH DBS Corp.
7.38%, 07/01/28 (Call 07/01/23)	10	10,763
4.13%, 06/01/29	15	14,925
Entercom Media Corp., 6.75%, 03/31/29 (Call 03/31/24)(b)	5	5,049
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	75	88,382
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)	10	10,480
Gray Television Inc., 4.75%, 10/15/30 (Call 10/15/25)(b)	10	9,908
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	15	15,563
8.38%, 05/01/27 (Call 05/01/22)	15	15,923
Liberty Interactive LLC, 8.25%, 02/01/30	10	11,278
Mav Acquisition Corp.
5.75%, 08/01/28 (Call 08/01/24)(b)	25	24,897
8.00%, 08/01/29 (Call 08/01/24)(b)	25	24,567
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(b)	15	15,438
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	15	15,602
5.63%, 07/15/27 (Call 07/15/22)(b)	25	26,542

Security	Par (000)	Value
Media (continued)
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(b)	$10	$10,410
6.50%, 09/15/28 (Call 09/15/23)(b)	20	20,496
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	5	5,025
5.38%, 01/15/31 (Call 01/15/26)(b)	5	4,951
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(b)	10	10,261
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	10	9,771
5.50%, 03/01/30 (Call 12/01/24)(b)	10	9,794
Sirius XM Radio Inc.
3.88%, 09/01/31 (Call 09/01/26)(b)	20	19,914
4.00%, 07/15/28 (Call 07/15/24)(b)	20	20,441
4.13%, 07/01/30 (Call 07/01/25)(b)	15	15,365
5.00%, 08/01/27 (Call 08/01/22)(b)	25	26,214
TCI Communications Inc., 7.13%, 02/15/28	5	6,670
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	20	20,751
5.00%, 09/15/29 (Call 09/15/24)	20	21,188
TWDC Enterprises 18 Corp., 2.95%, 06/15/27	10	10,957
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)	15	15,216
6.63%, 06/01/27 (Call 06/01/23)(b)	15	16,247
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(b)	15	16,235
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	55	58,712
3.70%, 06/01/28 (Call 03/01/28)	55	61,425
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(b)	5	5,152
5.13%, 04/15/27 (Call 04/15/22)(b)	25	26,037
Walt Disney Co. (The)
2.20%, 01/13/28	50	52,138
2.65%, 01/13/31	60	63,836

		1,745,653

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(b)	10	10,430

Mining — 0.5%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(b)	15	16,042
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)	5	5,300
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)	5	4,963
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27 (Call 05/01/27)(d)	200	218,076
FMG Resources August 2006 Pty Ltd., 4.38%, 04/01/31 (Call 01/01/31)(b)	20	21,502
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	25	27,091
4.63%, 08/01/30 (Call 08/01/25)	10	11,018
Glencore Funding LLC, 4.00%, 03/27/27 (Call 12/27/26)(b)	35	38,734
Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(d) .	200	246,046
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(b)	6	6,687
Kaiser Aluminum Corp., 4.50%, 06/01/31 (Call 06/01/26)(b)	5	5,179
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	5	5,747
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	10	10,547
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	5	5,258
Novelis Corp.
3.88%, 08/15/31 (Call 08/15/26)(b)	10	10,096
4.75%, 01/30/30 (Call 01/30/25)(b)	25	26,623

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mining (continued)
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	$14	$18,946

		677,855

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29 (Call 02/15/23)	10	10,276
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(b)	10	10,648
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(b)	10	10,441

		31,365

Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	5	5,244
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	14	16,384

		21,628

Oil & Gas — 1.6%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)	5	5,108
7.63%, 02/01/29 (Call 02/01/24)(b)	10	11,002
Apache Corp.
4.38%, 10/15/28 (Call 07/15/28)	21	22,651
4.88%, 11/15/27 (Call 05/15/27)	15	16,403
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28 (Call 02/01/24)(b)	5	5,283
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(b)	5	4,804
7.00%, 11/01/26 (Call 11/01/21)(b)	5	5,093
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	25	27,036
3.63%, 04/06/30 (Call 01/06/30)	60	67,685
3.94%, 09/21/28 (Call 06/21/28)	10	11,391
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	15	16,550
Callon Petroleum Co., 8.00%, 08/01/28 (Call 08/01/24)(b)	5	4,811
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	35	38,565
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)	20	22,225
Chesapeake Energy Corp., 5.88%, 02/01/29 (Call 02/05/24)(b)	5	5,332
Chevron USA Inc.
3.25%, 10/15/29 (Call 07/15/29)	5	5,536
3.85%, 01/15/28 (Call 10/15/27)	5	5,669
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	6	6,630
4.38%, 03/15/29 (Call 12/15/28)	10	11,378
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)	5	5,205
7.25%, 03/14/27 (Call 03/14/22)(b)	10	10,600
Colgate Energy Partners III LLC,5.88%, 07/01/29 (Call 07/01/24)(b)	5	5,063
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(b)	10	10,013
6.75%, 03/01/29 (Call 03/01/24)(b)	15	15,741
ConocoPhillips
3.75%, 10/01/27 (Call 07/01/27)(b)	6	6,747
4.30%, 08/15/28 (Call 05/15/28)(b)	40	46,308
ConocoPhillips Co., 6.95%, 04/15/29	19	25,711
Continental Resources Inc./OK
4.38%, 01/15/28 (Call 10/15/27)	15	16,806
5.75%, 01/15/31 (Call 07/15/30)(b)	10	12,189
CrownRock LP/CrownRock Finance Inc.,5.00%, 05/01/29 (Call 05/01/24)(b)	5	5,132
CVR Energy Inc., 5.75%, 02/15/28 (Call 02/15/23)(b)(c)	5	4,939

Security	Par (000)	Value
Oil & Gas (continued)
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(b)	$35	$38,238
5.25%, 10/15/27 (Call 10/15/22)(b)	3	3,193
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	35	37,723
Ecopetrol SA, 6.88%, 04/29/30 (Call 01/29/30)	50	60,308
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(b)	5	5,014
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/23)(b)	5	5,262
Eni USA Inc., 7.30%, 11/15/27	15	19,572
EQT Corp.
3.63%, 05/15/31 (Call 05/15/30)(b)	5	5,287
5.00%, 01/15/29 (Call 07/15/28)	5	5,656
7.50%, 02/01/30 (Call 11/01/29)	25	32,503
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	45	46,788
3.63%, 09/10/28 (Call 06/10/28)	60	67,877
Exxon Mobil Corp., 2.44%, 08/16/29 (Call 05/16/29)	20	21,008
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	10	11,117
7.88%, 10/01/29	5	6,829
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	5	5,074
6.00%, 02/01/31 (Call 02/01/26)(b)	10	10,269
Indigo Natural Resources LLC, 5.38%, 02/01/29 (Call 02/01/24)(b)	5	5,161
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(b)	5	4,829
10.13%, 01/15/28 (Call 01/15/23)	5	5,264
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	25	28,274
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)	10	11,699
Matador Resources Co., 5.88%, 09/15/26 (Call 09/16/21)	10	10,048
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(b)	10	10,296
7.13%, 02/01/27 (Call 02/01/23)(b)	15	15,778
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27 (Call 05/15/22)(b)	5	4,588
Murphy Oil Corp.
6.38%, 07/15/28 (Call 07/15/24)	5	5,287
7.05%, 05/01/29	5	5,555
Nabors Industries Ltd., 7.50%, 01/15/28 (Call 01/15/23)(b)	5	4,549
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(b) .	5	5,191
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	2	2,008
3.50%, 08/15/29 (Call 05/15/29)	25	25,921
6.13%, 01/01/31 (Call 07/01/30)	15	18,135
6.63%, 09/01/30 (Call 03/01/30)	15	18,703
7.50%, 05/01/31	10	13,085
8.50%, 07/15/27 (Call 01/15/27)	20	25,220
8.88%, 07/15/30 (Call 01/15/30)	10	13,719
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	10	10,255
5.88%, 07/15/27 (Call 07/15/22)(b)	10	10,649
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	5	4,924
5.15%, 11/15/29 (Call 08/15/29)	5	5,062
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 02/15/23)	10	6,540
Petrobras Global Finance BV, 6.00%, 01/27/28	200	231,122

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
Petroleos Mexicanos
6.50%, 03/13/27	$200	$211,514
6.84%, 01/23/30 (Call 10/23/29)	50	52,048
Petroliam Nasional Bhd, 7.63%, 10/15/26(d)	100	130,342
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)	35	33,794
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(b)	5	5,027
Range Resources Corp., 8.25%, 01/15/29 (Call 01/15/24)(b)	10	11,094
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	45	51,655
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30 (Call 02/13/30)(d)	200	207,452
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)	5	5,040
6.63%, 01/15/27 (Call 01/15/22)	5	5,025
Southwestern Energy Co.
5.38%, 03/15/30 (Call 03/15/25)	15	15,603
8.38%, 09/15/28 (Call 09/15/23)	10	11,205
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(b)	5	4,901
Sunoco LP/Sunoco Finance Corp., 4.50%, 05/15/29 (Call 05/15/24)	15	15,234
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(b)	5	5,075
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	55	59,178
3.46%, 02/19/29 (Call 11/19/28)	5	5,594
TotalEnergies Capital SA, 3.88%, 10/11/28	4	4,596
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(b)	25	24,143
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)	25	27,696
Vine Energy Holdings LLC, 6.75%, 04/15/29 (Call 04/15/24)(b)	25	27,025
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(b)	5	5,205
Woodside Finance Ltd., 4.50%, 03/04/29 (Call 12/04/28)(b)	20	22,669

		2,282,301

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
6.88%, 04/01/27 (Call 04/01/22)(b)	10	10,386
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	5	5,411
3.34%, 12/15/27 (Call 09/15/27)	25	27,412
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(b)	10	10,498
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(c)	20	20,819
Oceaneering International Inc., 6.00%, 02/01/28 (Call 11/01/27)	5	4,977
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	10	11,184
4.30%, 05/01/29 (Call 02/01/29)(b)	50	57,222
USA Compression Partners LP/USA Compression Finance
Corp., 6.88%, 09/01/27 (Call 09/01/22)	5	5,237

		153,146

Packaging & Containers — 0.2%
Ball Corp., 2.88%, 08/15/30 (Call 05/15/30)	15	15,010
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(b)	15	15,814
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 09/30/26 (Call 03/31/26)	10	10,761
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(b)	10	10,648

Security	Par (000)	Value
Packaging & Containers (continued)
Graphic Packaging International LLC
3.50%, 03/15/28(b)	$10	$10,217
3.50%, 03/01/29 (Call 09/01/28)(b)	5	5,005
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	30	31,482
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(b)	10	10,449
Intertape Polymer Group Inc., 4.38%, 06/15/29 (Call 06/15/24)(b)	5	5,095
LABL Inc., 6.75%, 07/15/26 (Call 07/15/22)(b)	10	10,505
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(b)	10	10,769
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	10	10,695
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.00%, 10/15/27 (Call 10/15/23)(b)	25	24,988
Sealed Air Corp., 4.00%, 12/01/27 (Call 09/01/27)(b)	5	5,363
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	5	5,168
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	10	10,823
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	5	5,088
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	10	10,949
4.90%, 03/15/29 (Call 12/15/28)	50	59,992

		268,821

Pharmaceuticals — 1.3%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	25	27,323
4.25%, 11/14/28 (Call 08/14/28)	85	98,514
AdaptHealth LLC
5.13%, 03/01/30 (Call 03/01/25)(b)	15	15,188
6.13%, 08/01/28 (Call 08/01/23)(b)	10	10,699
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	10	10,977
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	60	57,671
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/22)(b)	25	26,882
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)	15	15,388
5.00%, 01/30/28 (Call 01/30/23)(b)	10	9,540
5.00%, 02/15/29 (Call 02/15/24)(b)	10	9,340
5.25%, 01/30/30 (Call 01/30/25)(b)	10	9,393
5.25%, 02/15/31 (Call 02/15/26)(b)	10	9,329
6.25%, 02/15/29 (Call 02/15/24)(b)	20	19,852
7.00%, 01/15/28 (Call 01/15/23)(b)	10	10,369
7.25%, 05/30/29 (Call 05/30/24)(b)	10	10,297
Bayer U.S. Finance II LLC, 4.38%, 12/15/28 (Call 09/15/28)(b)	200	229,822
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	35	39,014
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	50	48,716
3.40%, 07/26/29 (Call 04/26/29)	60	67,423
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	45	46,385
3.40%, 03/01/27 (Call 12/01/26)	10	11,012
4.38%, 10/15/28 (Call 07/15/28)	70	81,710
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)	30	29,914
3.25%, 08/15/29 (Call 05/15/29)	35	38,193
3.63%, 04/01/27 (Call 02/01/27)	15	16,647
4.30%, 03/25/28 (Call 12/25/27)	40	46,080
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	55	61,869

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(b)	$5	$3,124
9.50%, 07/31/27 (Call 07/31/23)(b)(c)	10	9,823
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)	15	14,849
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	40	45,965
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)	5	5,044
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	15	15,559
Johnson & Johnson
2.95%, 03/03/27 (Call 12/03/26)	10	10,960
6.95%, 09/01/29	10	13,949
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	20	22,670
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)	55	61,861
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	32	36,913
Novartis Capital Corp., 3.10%, 05/17/27 (Call 02/17/27)	25	27,404
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	20	20,633
5.13%, 04/30/31 (Call 04/30/26)(b)	20	20,977
Owens & Minor Inc., 4.50%, 03/31/29 (Call 03/31/24)(b)	10	10,229
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(b)	35	35,454
Pfizer Inc.
2.63%, 04/01/30 (Call 01/01/30)	50	53,619
3.00%, 12/15/26	35	38,521
Prestige Brands Inc., 3.75%, 04/01/31 (Call 04/01/26)(b)	10	9,873
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	175	168,103
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)(b)	30	30,670
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	30	32,584
3.90%, 08/20/28 (Call 05/20/28)	14	15,963

		1,762,294

Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	5	5,121
5.75%, 03/01/27 (Call 03/01/22)(b)	10	10,331
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	5	5,784
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	25	25,632
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	35	40,787
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	20	21,116
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)(b)	20	21,076
4.50%, 10/01/29 (Call 10/01/24)	15	16,164
5.63%, 10/01/26 (Call 10/01/21)	25	25,872
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(b)	15	15,478
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 02/01/29 (Call 02/01/24)(b)	10	10,226
DCP Midstream Operating LP
5.63%, 07/15/27 (Call 04/15/27)	15	17,023
8.13%, 08/16/30	5	6,657
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
7.13%, 06/01/28 (Call 06/01/24)(b)	5	5,300
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	15	15,400
4.38%, 06/15/31 (Call 06/15/26)(b)	10	10,328
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	29	32,267

Security	Par (000)	Value
Pipelines (continued)
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	$35	$39,496
Energy Transfer LP
4.95%, 06/15/28 (Call 03/15/28)	60	69,510
5.25%, 04/15/29 (Call 01/15/29)	10	11,792
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	10	10,280
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	35	37,161
4.15%, 10/16/28 (Call 07/16/28)	75	86,281
EQM Midstream Partners LP
4.50%, 01/15/29 (Call 07/15/28)(b)	20	20,337
4.75%, 01/15/31 (Call 07/15/30)(b)	5	5,087
5.50%, 07/15/28 (Call 04/15/28)	10	10,915
6.50%, 07/01/27 (Call 01/01/27)(b)	10	11,152
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28 (Call 02/01/23)	5	4,897
8.00%, 01/15/27 (Call 01/15/24)	15	14,909
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	5	5,186
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	10	10,548
Hess Midstream Operations LP, 4.25%, 02/15/30 (Call 02/15/25)(b)	5	5,064
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(b)	25	25,511
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	45	51,438
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	50	50,812
4.25%, 12/01/27 (Call 09/01/27)	15	17,005
4.80%, 02/15/29 (Call 11/15/28)	4	4,686
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/23)(b)	20	20,103
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	25	28,665
NuStar Logistics LP, 6.38%, 10/01/30 (Call 04/01/30)	5	5,528
Oasis Midstream Partners LP/OMP Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(b)	5	5,135
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	35	37,611
4.55%, 07/15/28 (Call 04/15/28)	35	40,016
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	25	27,315
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	5	5,305
Rockies Express Pipeline LLC, 4.80%, 05/15/30 (Call 02/15/30)(b)	10	10,344
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	65	73,033
5.00%, 03/15/27 (Call 09/15/26)	15	17,353
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	11	11,950
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(b)	10	10,111
6.00%, 12/31/30 (Call 12/31/25)(b)	5	5,088
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31 (Call 02/01/26)	15	16,309
5.38%, 02/01/27 (Call 02/01/22)	5	5,183
5.50%, 03/01/30 (Call 03/01/25)	15	16,561
6.50%, 07/15/27 (Call 07/15/22)	5	5,405
6.88%, 01/15/29 (Call 01/15/24)	10	11,235
Texas Eastern Transmission LP,3.50%, 01/15/28 (Call 10/15/27)(b)	5	5,476
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	50	57,314
4.25%, 05/15/28 (Call 02/15/28)	25	28,733

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	$20	$21,636
4.00%, 03/15/28 (Call 12/15/27)	25	28,239
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (Call 02/15/29)(b)	10	10,330
4.13%, 08/15/31 (Call 02/15/31)(b)	10	10,487
Western Midstream Operating LP, 4.75%, 08/15/28
(Call 05/15/28)	25	27,420

		1,318,514

Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28
(Call 05/15/23)(b)	10	10,825
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	5	5,053
4.38%, 02/01/31 (Call 02/01/26)(b)	10	10,084
5.38%, 08/01/28 (Call 08/01/23)(b)	10	10,627
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(b)	5	4,901
Kennedy-Wilson Inc., 4.75%, 03/01/29 (Call 03/01/24)	10	10,351
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (Call 01/15/24)(b)	10	10,465

		62,306

Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28
(Call 10/15/27)	5	5,663
American Tower Corp.
2.10%, 06/15/30 (Call 03/15/30)	70	69,247
2.90%, 01/15/30 (Call 10/15/29)	5	5,260
3.13%, 01/15/27 (Call 10/15/26)	15	16,131
3.55%, 07/15/27 (Call 04/15/27)	20	22,002
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29
(Call 06/15/24)(b)	10	9,740
AvalonBay Communities Inc., 3.20%, 01/15/28
(Call 10/15/27)	35	38,264
Boston Properties LP
2.90%, 03/15/30 (Call 12/15/29)	25	26,268
4.50%, 12/01/28 (Call 09/01/28)	30	35,063
Brixmor Operating Partnership LP, 2.50%, 08/16/31
(Call 05/16/31)	50	50,219
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	5	5,786
Crown Castle International Corp., 3.80%, 02/15/28
(Call 11/15/27)	60	66,797
CTR Partnership LP/CareTrust Capital Corp., 3.88%,
06/30/28 (Call 03/30/28)(b)	5	5,155
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	10	11,119
3.70%, 08/15/27 (Call 05/15/27)	30	33,629
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)	10	10,166
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	5	5,727
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	20	21,176
4.75%, 12/15/26 (Call 09/15/26)	5	5,392
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	50	49,856
3.20%, 11/18/29 (Call 08/18/29)	50	53,889
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	10	10,988
Essex Portfolio LP, 3.00%, 01/15/30 (Call 10/15/29)	5	5,331
Federal Realty Investment Trust, 3.25%, 07/15/27
(Call 04/15/27)	5	5,444

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Global Net Lease Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	$5	$4,944
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29
(Call 10/15/28)	10	11,723
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b) .	5	5,090
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30
(Call 11/15/29)	50	53,438
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	55	58,862
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)	10	11,137
Hudson Pacific Properties LP, 4.65%, 04/01/29
(Call 01/01/29)	10	11,649
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	15	15,437
4.88%, 09/15/29 (Call 09/15/24)(b)	10	10,550
5.25%, 03/15/28 (Call 12/27/22)(b)	10	10,531
5.25%, 07/15/30 (Call 07/15/25)(b)	20	21,305
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	50	53,246
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)	5	5,584
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 06/15/29 (Call 06/15/24)(b)	10	10,222
MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(b)	10	10,579
5.75%, 02/01/27 (Call 11/01/26)	10	11,518
Mid-America Apartments LP
3.95%, 03/15/29 (Call 12/15/28)	10	11,405
4.20%, 06/15/28 (Call 03/15/28)	10	11,580
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	10	10,296
4.63%, 08/01/29 (Call 08/01/24)	10	10,701
5.00%, 10/15/27 (Call 10/15/22)	25	26,504
National Retail Properties Inc., 3.60%, 12/15/26
(Call 09/15/26)	25	27,388
Omega Healthcare Investors Inc., 3.38%, 02/01/31
(Call 11/01/30)	50	51,717
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	10	10,297
5.88%, 10/01/28 (Call 10/01/23)(b)	10	10,656
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	10	10,448
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	65	66,465
2.30%, 05/01/31 (Call 02/01/31)	55	56,626
3.09%, 09/15/27 (Call 06/15/27)	20	22,018
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	10	10,827
3.65%, 01/15/28 (Call 10/15/27)	5	5,613
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	5	5,321
3.60%, 02/01/27 (Call 11/01/26)	5	5,540
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)	10	10,157
4.75%, 10/15/27 (Call 10/15/22)	5	5,205
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	15	14,741
3.88%, 02/15/27 (Call 02/15/23)	10	10,403
Service Properties Trust
4.38%, 02/15/30 (Call 08/15/29)	15	14,414
5.50%, 12/15/27 (Call 09/15/27)	5	5,362

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	$100	$99,696
2.45%, 09/13/29 (Call 06/13/29)	10	10,327
3.38%, 12/01/27 (Call 09/01/27)	48	52,837
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	50	56,302
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	50	53,685
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	5	5,699
Sun Communities Operating LP, 2.70%, 07/15/31
(Call 04/15/31)	30	30,566
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	5	5,802
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	5	5,106
6.50%, 02/15/29 (Call 02/15/24)(b)	10	10,419
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	41	47,221
VEREIT Operating Partnership LP, 3.95%, 08/15/27
(Call 05/15/27)	35	39,585
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(b)	10	10,406
4.13%, 08/15/30 (Call 02/15/25)(b)	5	5,338
4.63%, 12/01/29 (Call 12/01/24)(b)	25	27,167
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(b)	50	52,544
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29)	50	53,407
Weyerhaeuser Co.
4.00%, 04/15/30 (Call 01/15/30)	25	28,588
6.95%, 10/01/27	5	6,464
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(b)	5	5,156

		1,894,126

Retail — 0.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	5	4,974
3.88%, 01/15/28 (Call 09/15/22)(b)	15	15,181
4.00%, 10/15/30 (Call 10/15/25)(b)	25	24,869
4.38%, 01/15/28 (Call 11/15/22)(b)	20	20,345
7-Eleven Inc., 1.80%, 02/10/31 (Call 11/10/30)(b)	50	48,437
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)	5	5,356
Alimentation Couche-Tard Inc., 3.55%, 07/26/27
(Call 04/26/27)(b)	20	22,153
Ambience Merger Sub Inc., 7.13%, 07/15/29
(Call 07/15/24)(b)	10	10,026
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	5	5,201
4.75%, 03/01/30 (Call 03/01/25)	10	10,553
AutoNation Inc., 2.40%, 08/01/31 (Call 05/01/31)	25	24,750
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	25	28,112
Bath & Body Works Inc.
6.63%, 10/01/30 (Call 10/01/25)(b)	10	11,603
6.69%, 01/15/27	15	17,657
BCPE Ulysses Intermediate Inc. (8.50% PIK), 7.75%, 04/01/27 (Call 04/01/23)(b)(e)	5	4,951
Beacon Roofing Supply Inc., 4.13%, 05/15/29
(Call 05/15/24)(b)	10	10,006
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	5	5,828
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(b)	5	5,163
5.88%, 10/01/28 (Call 10/01/23)(b)	5	5,217
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	10	10,111
3.00%, 05/18/27 (Call 02/18/27)	5	5,502
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	20	22,202

Security	Par (000)	Value

Retail (continued)
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	$40	$44,968
4.13%, 05/01/28 (Call 02/01/28)	5	5,756
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	40	45,525
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29
(Call 04/01/24)(b)	10	9,822
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(b)	5	5,207
Foundation Building Materials Inc., 6.00%, 03/01/29
(Call 03/01/24)(b)	10	9,842
Gap Inc. (The), 8.88%, 05/15/27 (Call 05/15/23)(b)	15	17,268
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	10	10,180
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	5	5,039
Home Depot Inc. (The)
2.80%, 09/14/27 (Call 06/14/27)	50	54,427
2.95%, 06/15/29 (Call 03/15/29)	25	27,370
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(b)	5	5,029
LCM Investments Holdings II LLC, 4.88%, 05/01/29
(Call 05/01/24)(b)	5	5,140
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	5	5,250
4.38%, 01/15/31 (Call 10/15/25)(b)	10	10,848
Lowe’s Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	8	8,740
3.65%, 04/05/29 (Call 01/05/29)	60	67,339
Macy’s Retail Holdings LLC, 5.88%, 04/01/29
(Call 04/01/24)(b)	5	5,463
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	50	50,888
3.50%, 03/01/27 (Call 12/01/26)	5	5,525
3.80%, 04/01/28 (Call 01/01/28)	15	16,973
Michaels Companies Inc (The), 5.25%, 05/01/28
(Call 11/01/23)(b)	10	10,261
Michaels Companies Inc (The)., 7.88%, 05/01/29
(Call 05/01/24)(b)	15	15,402
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	5	5,042
5.63%, 05/01/27 (Call 05/01/22)	25	26,298
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	7	7,341
4.38%, 04/01/30 (Call 01/01/30)(c)	12	12,505
6.95%, 03/15/28	15	17,734
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	34	39,557
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(b)	5	4,750
6.75%, 08/01/29 (Call 08/01/24)(b)	5	4,981
Penske Automotive Group Inc., 3.75%, 06/15/29
(Call 06/15/24)	5	5,111
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	10	10,231
4.75%, 02/15/27 (Call 11/15/26)	5	5,358
Rite Aid Corp., 8.00%, 11/15/26 (Call 01/15/23)(b)	10	10,311
Specialty Building Products Holdings LLC/SBP Finance
Corp., 6.38%, 09/30/26 (Call 09/30/22)(b)	10	10,530
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(b)	5	5,157
6.13%, 07/01/29 (Call 07/01/24)(b)	5	5,190
Staples Inc., 10.75%, 04/15/27 (Call 04/15/22)(b)	5	4,876
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	11	12,267
3.55%, 08/15/29 (Call 05/15/29)	50	56,073

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.00%, 11/15/28 (Call 08/15/28)	$5	$5,774
Suburban Propane Partners LP/Suburban Energy Finance
Corp., 5.00%, 06/01/31 (Call 06/01/26)(b)	10	10,305
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	5 5,183
Target Corp., 2.35%, 02/15/30 (Call 11/15/29)	10	10,514
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	25	28,875
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	5	5,326
3.25%, 07/08/29 (Call 04/08/29)	10	11,226
3.70%, 06/26/28 (Call 03/26/28)	60	68,526
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(b)	5	5,320
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	15	15,422
4.75%, 01/15/30 (Call 10/15/29)(b)	10	11,029

		1,181,271

Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(b)	10	10,769
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	5	5,534
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	35	38,077
3.88%, 01/15/27 (Call 10/15/26)	60	66,227
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	60	59,430
4.75%, 04/15/29 (Call 01/15/29)	20	23,244
5.00%, 04/15/30 (Call 01/15/30)	60	71,165
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	5	5,166
4.38%, 04/15/28 (Call 04/15/23)(b)	10	10,550
Intel Corp., 3.90%, 03/25/30 (Call 12/25/29)	50	58,128
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	35	40,574
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)	35	42,346
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	30	30,148
2.00%, 06/15/31 (Call 03/15/31)	30	30,269
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30
(Call 02/01/30)(b)	50	54,877
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	10	10,514
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	10	11,087
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	35	35,825
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	5	5,098
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)	10	10,448
2.90%, 11/03/27 (Call 08/03/27)	5	5,470

		624,946

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)	35	38,193

Software — 0.5%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)	25	27,705
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	5	5,252
2.30%, 02/01/30 (Call 11/01/29)	10	10,444
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	20	22,155
Black Knight InfoServ LLC, 3.63%, 09/01/28
(Call 09/01/23)(b)	10	10,123
Broadridge Financial Solutions Inc., 2.90%, 12/01/29
(Call 09/01/29)	5	5,305
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	5	5,650

Security	Par (000)	Value

Software (continued)
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	$5	$5,215
CDK Global Inc., 4.88%, 06/01/27 (Call 06/01/22)	10	10,534
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	15	15,258
4.88%, 07/01/29 (Call 06/30/24)(b)	15	15,466
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26
(Call 02/15/22)(b)	3	3,159
Dun & Bradstreet Corp./The, 10.25%, 02/15/27
(Call 02/15/22)(b)	6	6,508
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	5	5,082
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	50	55,011
J2 Global Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	10	10,591
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)	70	78,088
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)(c)	5	5,143
MSCI Inc.
3.88%, 02/15/31 (Call 06/01/25)(b)	15	16,010
4.00%, 11/15/29 (Call 11/15/24)(b)	20	21,443
5.38%, 05/15/27 (Call 09/02/21)(b)	10	10,673
Nuance Communications Inc., 5.63%, 12/15/26
(Call 12/15/21)	5	5,198
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(b)	15	15,786
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	60	63,194
2.95%, 04/01/30 (Call 01/01/30)	50	53,078
3.25%, 11/15/27 (Call 08/15/27)	50	54,595
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	10	10,099
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)	10	9,610
5.38%, 12/01/28 (Call 12/01/23)(b)	5	4,956
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(b)	5	4,711
Roper Technologies Inc.
3.80%, 12/15/26 (Call 09/15/26)	10	11,186
4.20%, 09/15/28 (Call 06/15/28)	44	50,777
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	20	22,748
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(b)	25	26,488
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	5	5,174
3.88%, 03/15/31 (Call 03/15/26)	10	10,450
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	30	33,611
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%,
02/01/29 (Call 02/01/24)(b)	5	5,041

		731,517

Telecommunications — 1.2%
Altice France SA/France, 5.13%, 07/15/29 (Call 04/15/24)(b)	100	101,142
AT&T Inc.
3.80%, 02/15/27 (Call 11/15/26)	15	16,746
4.10%, 02/15/28 (Call 11/15/27)	60	68,468
4.30%, 02/15/30 (Call 11/15/29)	60	69,694
4.35%, 03/01/29 (Call 12/01/28)	30	34,813
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	15	15,829
British Telecommunications PLC, 9.63%, 12/15/30	55	84,901
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	25	25,286
7.13%, 07/01/28 (Call 07/01/23)(b)	10	10,473
CommScope Technologies LLC, 5.00%, 03/15/27
(Call 03/15/22)(b)	10	9,853
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26
(Call 10/01/22)(b)	25	25,937

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	$5	$5,161
6.50%, 10/01/28 (Call 10/01/23)(b)	5	5,469
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	15	15,690
5.88%, 10/15/27 (Call 10/15/23)(b)	15	16,002
5.88%, 11/01/29 (Call 11/01/24)	10	10,180
6.75%, 05/01/29 (Call 05/01/24)(b)	15	16,052
Hughes Satellite Systems Corp.
5.25%, 08/01/26	25	28,316
6.63%, 08/01/26	5	5,683
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	30	31,690
3.63%, 01/15/29 (Call 01/15/24)(b)	10	9,703
3.75%, 07/15/29 (Call 01/15/24)(b)	15	14,619
4.25%, 07/01/28 (Call 07/01/23)(b)	15	15,206
4.63%, 09/15/27 (Call 09/15/22)(b)	10	10,317
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	15	15,594
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	15	15,396
4.50%, 01/15/29 (Call 01/15/24)(b)	15	14,705
5.38%, 06/15/29 (Call 06/15/24)(b)	15	15,411
Series G, 6.88%, 01/15/28	10	11,244
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	60	69,776
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(b)	5	4,788
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28
(Call 10/01/23)(b)	5	5,366
Sprint Capital Corp., 6.88%, 11/15/28	25	32,607
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(b)	10	10,180
4.13%, 06/15/29 (Call 06/15/24)(b)	5	5,165
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(b)	5	4,598
5.63%, 12/06/26 (Call 12/06/23)(b)	5	4,798
6.50%, 10/15/27 (Call 10/15/22)(b)	5	4,225
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	20	21,450
3.70%, 09/15/27 (Call 06/15/27)	5	5,643
T-Mobile USA Inc.
2.63%, 02/15/29 (Call 02/15/24)	10	10,163
2.88%, 02/15/31 (Call 02/15/26)	10	10,277
3.38%, 04/15/29 (Call 04/15/24)	20	21,068
3.38%, 04/15/29 (Call 04/15/24)(b)	8	8,423
3.50%, 04/15/31 (Call 04/15/26)	15	15,979
3.50%, 04/15/31 (Call 04/15/26)(b)	15	15,942
3.88%, 04/15/30 (Call 01/15/30)	125	140,007
4.75%, 02/01/28 (Call 02/01/23)	25	26,692
5.38%, 04/15/27 (Call 04/15/22)	5	5,291
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	55	53,177
2.55%, 03/21/31 (Call 12/21/30)	65	67,118
4.02%, 12/03/29 (Call 09/03/29)	65	74,847
4.13%, 03/16/27	80	91,411
4.33%, 09/21/28	59	68,829
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/22)(b)	10	10,383
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	15	15,071
4.75%, 07/15/31 (Call 07/15/26)(b)	15	15,400
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(a)	5	5,076

Security	Par (000)	Value

Telecommunications (continued)
4.13%, 06/04/81 (Call 03/04/31)(a)	$10	$10,149
4.38%, 05/30/28	50	58,095
7.00%, 04/04/79 (Call 01/04/29)(a)	25	30,888
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 08/15/28 (Call 08/15/23)(b)	15	15,497
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 10/01/21)(b)	20	19,790
6.13%, 03/01/28 (Call 03/01/23)(b)	10	10,177

		1,687,926

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	2	2,196
3.90%, 11/19/29 (Call 08/19/29)	25	27,953
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(b)	5	5,254

		35,403

Transportation — 0.3%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	10	11,702
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27
(Call 03/15/27)	5	5,551
Cargo Aircraft Management Inc., 4.75%, 02/01/28
(Call 02/01/23)(b)	5	5,172
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	5	5,740
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	65	73,196
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	21	23,313
4.20%, 10/17/28 (Call 07/17/28)	5	5,815
4.25%, 05/15/30 (Call 02/15/30)	35	40,897
First Student Bidco Inc./First Transit Parent Inc., 4.00%,
07/31/29 (Call 07/31/24)(b)	15	14,889
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	10	10,584
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	10	10,510
3.80%, 08/01/28 (Call 05/01/28)	20	22,671
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	15	16,094
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	15	15,637
2.40%, 02/05/30 (Call 11/05/29)	10	10,379
3.95%, 09/10/28 (Call 06/10/28)	20	22,883
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	5	5,325
3.05%, 11/15/27 (Call 08/15/27)	5	5,550
4.45%, 04/01/30 (Call 01/01/30)	35	42,285

		348,193

Trucking & Leasing — 0.0%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(b)	5	5,089
9.75%, 08/01/27 (Call 08/01/23)(b)	5	5,652
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (Call 08/15/26)(b)	50	54,598

		65,339

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	60	64,104
3.75%, 09/01/28 (Call 06/01/28)	5	5,673

		69,777

Total Corporate Bonds & Notes — 27.5%
(Cost: $36,829,215)		38,381,549

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations(f)

Argentina — 0.1%
Argentina Bonar Bonds
0.50%, 07/09/30(g)	$155	$54,154
1.00%, 07/09/29	30	10,652
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 10/01/21)(g)	180	70,026
1.00%, 07/09/29 (Call 10/01/21)	41	16,591

		151,423

Bahrain — 0.1%
CBB International Sukuk Programme Co. SPC, 4.50%, 03/30/27(d)	200	210,364

Brazil — 0.2%
Brazilian Government International Bond, 4.63%, 01/13/28
(Call 10/13/27)	200	215,818

Canada — 0.1%
Province of Alberta Canada, 3.30%, 03/15/28	40	45,077
Province of New Brunswick Canada, 3.63%, 02/24/28	15	17,254
Province of Quebec Canada
2.75%, 04/12/27	75	81,997
Series PD, 7.50%, 09/15/29	10	14,501

		158,829

Colombia — 0.1%
Colombia Government International Bond, 3.00%, 01/30/30
(Call 10/30/29)	200	196,114

Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 01/25/27(d)	100	113,552

Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(h)	12	6,667
5.00%, 07/31/30(d)(g)	37	33,790

		40,457

Egypt — 0.2%
Egypt Government International Bond, 7.50%, 01/31/27(d)	200	222,230

Hong Kong — 0.1%
Airport Authority, 2.40%, (Call 03/08/28)(a)(d)(i)	200	201,944

Indonesia — 0.2%
Indonesia Government International Bond, 3.85%, 07/18/27(d)	200	224,018

Japan — 0.1%
Japan Bank for International Cooperation, 1.25%, 01/21/31	200	195,968

Lebanon — 0.0%
Lebanon Government International Bond, 6.60%, 11/27/26(d)(j)	25	3,187

Mexico — 0.2%
Mexico Government International Bond, 4.50%, 04/22/29	200	229,154

Oman — 0.2%
Oman Government International Bond, 5.63%, 01/17/28(d)	200	211,804

Security	Par (000)	Value
Panama — 0.1%
Panama Government International Bond
8.88%, 09/30/27	$48	$66,421
9.38%, 04/01/29	46	68,245

		134,666

Peru — 0.1%
Peruvian Government International Bond, 2.84%, 06/20/30	100	103,309

Philippines — 0.2%
Philippine Government International Bond, 3.00%, 02/01/28	200	217,848

Qatar — 0.2%
Qatar Government International Bond, 4.50%, 04/23/28(d)	200	236,230

Russia — 0.2%
Russian Foreign Bond-Eurobond
4.25%, 06/23/27(d)	200	224,836
12.75%, 06/24/28(d)	50	83,750

		308,586

Saudi Arabia — 0.3%
KSA Sukuk Ltd., 2.97%, 10/29/29(d)	200	213,492
Saudi Government International Bond, 4.38%, 04/16/29(d)	200	232,722

		446,214

South Africa — 0.1%
Republic of South Africa Government International Bond,
4.85%, 09/30/29	200	211,662

Supranational — 0.4%
Asian Development Bank
0.75%, 10/08/30	50	47,578
1.75%, 09/19/29	45	46,833
1.88%, 01/24/30	5	5,244
2.50%, 11/02/27	60	65,317
2.63%, 01/12/27	30	32,698
2.75%, 01/19/28	20	22,100
European Investment Bank
0.00%, 11/06/26(h)	30	28,609
1.63%, 10/09/29	75	77,494
2.38%, 05/24/27	5	5,401
Inter-American Development Bank
2.25%, 06/18/29	55	59,245
2.38%, 07/07/27	35	37,769
3.13%, 09/18/28	55	62,392
International Bank for Reconstruction & Development, 1.75%, 10/23/29	50	52,022
International Finance Corp., 0.75%, 08/27/30	20	19,063

		561,765

Turkey — 0.2%
Turkey Government International Bond
5.13%, 02/17/28	200	198,258
11.88%, 01/15/30(c)	50	70,283

		268,541

Ukraine — 0.1%
Ukraine Government International Bond, 7.75%, 09/01/27(d)	100	111,272

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, 2.50%, 09/30/29(d)	200	211,498

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
United Arab Emirates (continued)
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	$200	$203,112

		414,610

Total Foreign Government Obligations — 3.9%
(Cost: $5,163,652)		5,389,565

Municipal Debt Obligations

California — 0.1%
State of California GO, 2.50%, 10/01/29	50	53,418
University of California RB, Series BG, 1.32%, 05/15/27
(Call 03/15/27)	10	10,111

		63,529

Total Municipal Debt Obligations — 0.1%
(Cost: $62,321)		63,529

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 49.8%
Federal Home Loan Mortgage Corp, 2.00%, 09/01/36	125	129,426
Federal Home Loan Mortgage Corp.
1.50%, 09/16/36(k)	350	355,601
1.50%, 09/14/51(k)	2,000	1,965,547
2.00%, 08/01/51	125	127,034
2.50%, 01/01/33	13	13,300
2.50%, 07/01/36	74	77,836
3.00%, 03/01/46	166	175,575
3.00%, 07/01/46	12	12,453
3.00%, 08/01/46	75	78,761
3.00%, 09/01/46	49	52,139
3.00%, 10/01/46	27	29,113
3.00%, 12/01/46	254	268,419
3.00%, 01/01/47	42	44,193
3.00%, 02/01/47	136	143,393
3.00%, 06/01/47	103	109,866
3.00%, 08/01/47	16	16,853
3.00%, 09/01/47	34	35,548
3.00%, 10/01/47	28	29,184
3.00%, 05/01/51	437	473,478
3.50%, 06/01/34	13	13,849
3.50%, 03/01/38	78	83,645
3.50%, 10/01/42	58	63,175
3.50%, 10/01/44	27	28,603
3.50%, 03/01/46	134	146,021
3.50%, 12/01/46	18	19,077
3.50%, 01/01/47	26	27,451
3.50%, 04/01/47	47	50,095
3.50%, 07/01/47	45	47,652
3.50%, 08/01/47	8	8,222
3.50%, 09/01/47	94	100,856
3.50%, 12/01/47	7	6,911
3.50%, 02/01/48	102	109,485
3.50%, 03/01/48	44	46,493
3.50%, 05/01/48	29	30,507
3.50%, 04/01/49	79	84,504
3.50%, 05/01/49	14	15,429
3.50%, 06/01/49	24	25,855
4.00%, 09/01/45	18	19,661
4.00%, 02/01/46	134	145,771
4.00%, 10/01/46	8	9,245

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 10/01/47	$4	$4,233
4.00%, 01/01/48	35	37,969
4.00%, 02/01/48	15	16,140
4.00%, 06/01/48	33	36,678
4.00%, 12/01/48	22	23,876
4.00%, 01/01/49	7	8,065
4.50%, 10/01/48	35	38,609
4.50%, 01/01/49	22	23,675
5.00%, 12/01/41	293	332,884
Federal National Mortgage Association
1.50%, 10/14/51(k)	400	392,454
2.00%, 08/01/36	26	27,044
2.00%, 07/01/50	297	301,161
2.00%, 06/01/51	402	408,606
2.00%, 07/01/51	374	379,002
2.00%, 08/01/51	118	119,301
2.00%, 10/14/51(k)	1,150	1,163,523
2.50%, 05/01/36	48	50,134
2.50%, 07/01/36	50	52,515
2.50%, 03/01/51	198	206,475
2.50%, 07/01/51	99	103,434
2.50%, 08/01/51	324	337,457
2.50%, 10/14/51(k)	800	829,314
3.00%, 03/01/30	38	39,959
3.00%, 02/01/47	39	41,466
3.00%, 08/01/51	75	80,555
3.50%, 06/01/50	2,865	3,050,000
3.50%, 11/01/51	394	427,106
4.00%, 02/01/47	38	42,401
4.00%, 04/01/50	110	118,014
4.00%, 02/01/57	31	34,128
Series 2018-M12, Class A2, 3.77%, 08/25/30(a)	280	327,304
FHLMC Multifamily Structured Pass Through Certificates
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	88	95,331
Series K056, Class A2, 2.53%, 05/25/26 (Call 05/25/26)	35	37,402
Series K066, Class A2, 3.12%, 06/25/27 (Call 06/25/27)	100	110,634
Series K078, Class A2, 3.85%, 06/25/28 (Call 06/25/28)	175	203,056
Series K087, Class A2, 3.77%, 12/25/28 (Call 12/25/28)	275	319,746
Series K090, Class A2, 3.42%, 02/25/29 (Call 02/25/29)	100	114,140
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	70	77,303
Freddie Mac Pool, 2.00%, 05/01/50	275	281,541
Government National Mortgage Association
1.50%, 09/21/51(k)	275	271,981
2.00%, 04/20/51	1,349	1,378,098
2.00%, 09/21/51(k)	1,575	1,607,669
2.50%, 12/20/46	57	59,891
2.50%, 01/20/47	27	28,420
2.50%, 08/20/50	222	229,526
2.50%, 09/20/50	312	323,297
2.50%, 01/20/51	309	320,765
2.50%, 02/20/51	143	148,882
2.50%, 05/20/51	321	332,678
2.50%, 07/20/51	177	184,115
2.50%, 08/20/51	650	674,574
2.50%, 09/21/51(k)	1,825	1,892,582
3.00%, 05/20/45	115	121,452
3.00%, 07/20/45	96	101,699
3.00%, 10/20/45	10	10,979
3.00%, 11/20/45	323	342,293
3.00%, 12/20/45	30	31,649

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 01/20/46	$16	$17,042
3.00%, 02/20/46	36	38,543
3.00%, 03/20/46	92	97,907
3.00%, 05/20/46	45	47,512
3.00%, 06/20/46	33	34,329
3.00%, 07/20/46	28	29,152
3.00%, 08/20/46	148	155,568
3.00%, 09/20/46	89	94,096
3.00%, 11/20/46	45	47,611
3.00%, 12/20/46	133	140,445
3.00%, 02/20/47	28	29,734
3.00%, 06/20/47	43	45,006
3.00%, 11/20/47	180	189,192
3.00%, 12/20/47	199	209,022
3.00%, 01/20/48	88	93,173
3.00%, 02/20/48	30	31,896
3.00%, 04/20/49	574	604,474
3.00%, 09/20/49	26	27,533
3.00%, 01/20/50	183	190,884
3.00%, 02/20/50	205	214,433
3.00%, 08/20/50	189	197,763
3.00%, 01/20/51	14	15,105
3.00%, 09/21/51(k)	275	287,493
3.50%, 09/20/42	302	327,598
3.50%, 10/20/42	12	13,535
3.50%, 12/20/42	249	269,881
3.50%, 04/20/43	90	97,584
3.50%, 11/20/45	63	67,692
3.50%, 12/20/45	6	6,602
3.50%, 03/20/46	73	78,150
3.50%, 04/20/46	34	36,296
3.50%, 06/20/46	123	130,621
3.50%, 12/20/46	31	32,564
3.50%, 01/20/47	8	8,818
3.50%, 02/20/47	21	21,933
3.50%, 03/20/47	10	10,109
3.50%, 09/20/47	31	32,684
3.50%, 11/20/47	49	51,836
3.50%, 12/15/47	70	75,943
3.50%, 02/20/48	29	30,327
3.50%, 04/20/48	79	85,577
3.50%, 08/20/48	62	65,502
3.50%, 01/20/49	26	27,962
3.50%, 03/20/50	78	81,602
3.50%, 05/20/50	180	188,749
3.50%, 08/20/50	737	776,120
3.50%, 05/20/51	100	105,661
4.00%, 04/20/47	137	147,326
4.00%, 06/20/47	90	96,531
4.00%, 07/20/47	248	265,493
4.00%, 11/20/47	49	52,934
4.00%, 03/20/48	65	70,002
4.00%, 04/20/48	31	33,515
4.00%, 05/15/48	16	16,865
4.00%, 05/20/48	78	83,324
4.00%, 08/20/48	83	88,229
4.00%, 09/20/48	33	34,924
4.00%, 11/20/48	177	188,204
4.00%, 02/20/50	128	135,623
4.00%, 09/21/51(k)	158	167,282

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 10/20/46	$67	$74,523
4.50%, 06/20/47	8	8,669
4.50%, 04/20/48	21	22,760
4.50%, 06/20/48	10	11,027
4.50%, 08/20/48	80	86,117
4.50%, 10/20/48	160	170,947
4.50%, 12/20/48	31	32,218
4.50%, 03/20/49	15	16,052
4.50%, 06/20/49	145	155,071
4.50%, 07/20/49	40	42,958
4.50%, 08/20/49	9	9,908
5.00%, 04/20/48	23	25,656
5.00%, 05/20/48	46	49,319
5.00%, 11/20/48	9	9,770
5.00%, 12/20/48	53	58,425
5.00%, 01/20/49	76	83,202
5.00%, 05/20/49	7	7,701
5.00%, 06/20/49	235	256,766
5.00%, 09/21/51(k)	237	254,608
Uniform Mortgage-Backed Securities
2.00%, 12/01/35	46	47,985
2.00%, 02/01/36	256	265,444
2.00%, 03/01/36	25	25,589
2.00%, 09/16/36(k)	523	541,175
2.00%, 09/01/50	376	381,529
2.00%, 10/01/50	95	96,579
2.00%, 01/01/51	290	294,915
2.00%, 02/01/51	1,193	1,210,223
2.00%, 03/01/51	876	889,597
2.00%, 04/01/51	1,005	1,019,728
2.00%, 05/01/51	1,368	1,387,861
2.00%, 06/01/51	322	327,050
2.00%, 09/14/51(k)	6,366	6,453,284
2.50%, 04/01/32	40	42,498
2.50%, 07/01/35	41	43,537
2.50%, 10/01/35	86	90,329
2.50%, 09/16/36(k)	75	78,429
2.50%, 04/01/47	43	45,232
2.50%, 06/01/50	65	67,861
2.50%, 07/01/50	88	92,934
2.50%, 08/01/50	138	144,190
2.50%, 09/01/50	757	789,780
2.50%, 10/01/50	1,094	1,136,784
2.50%, 11/01/50	1,682	1,749,785
2.50%, 12/01/50	525	548,634
2.50%, 01/01/51	451	470,153
2.50%, 02/01/51	95	98,532
2.50%, 03/01/51	141	147,426
2.50%, 05/01/51	270	280,628
2.50%, 06/01/51	788	819,081
2.50%, 09/14/51(k)	1,994	2,070,956
3.00%, 03/01/30	55	57,962
3.00%, 01/01/31	44	46,729
3.00%, 02/01/31	12	13,228
3.00%, 02/01/32	13	13,563
3.00%, 06/01/32	12	12,398
3.00%, 11/01/32	14	14,502
3.00%, 12/01/32	11	11,787
3.00%, 01/01/33	11	11,768
3.00%, 02/01/33	13	13,625

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 09/01/34	$97	$102,973
3.00%, 12/01/34	83	87,726
3.00%, 09/16/36(k)	275	289,921
3.00%, 11/01/42	6	6,883
3.00%, 09/01/43	8	8,993
3.00%, 01/01/44	12	13,119
3.00%, 10/01/44	143	152,415
3.00%, 03/01/45	74	78,791
3.00%, 05/01/45	35	37,560
3.00%, 07/01/46	406	429,622
3.00%, 08/01/46	33	34,631
3.00%, 11/01/46	292	309,645
3.00%, 12/01/46	193	203,730
3.00%, 01/01/47	82	87,503
3.00%, 02/01/47	261	275,544
3.00%, 03/01/47	146	154,201
3.00%, 07/01/47	73	77,048
3.00%, 08/01/47	11	11,536
3.00%, 12/01/47	61	64,807
3.00%, 03/01/48	25	26,755
3.00%, 11/01/48	92	97,029
3.00%, 09/01/49	157	167,087
3.00%, 11/01/49	13	13,259
3.00%, 12/01/49	525	548,396
3.00%, 02/01/50	59	61,719
3.00%, 03/01/50	96	100,440
3.00%, 04/01/50	201	210,446
3.00%, 05/01/50	39	41,492
3.00%, 07/01/50	151	157,825
3.00%, 08/01/50	314	333,341
3.00%, 10/01/50	81	86,025
3.00%, 09/14/51(k)	1,824	1,908,004
3.50%, 03/01/33	14	15,279
3.50%, 04/01/33	21	22,923
3.50%, 05/01/33	13	14,450
3.50%, 02/01/34	36	38,529
3.50%, 07/01/34	24	25,549
3.50%, 08/01/34	15	15,912
3.50%, 09/16/36(k)	68	72,582
3.50%, 02/01/45	15	16,320
3.50%, 01/01/46	23	25,020
3.50%, 03/01/46	68	73,707
3.50%, 07/01/46	12	12,705
3.50%, 08/01/46	408	439,940
3.50%, 10/01/46	89	95,256
3.50%, 12/01/46	76	82,312
3.50%, 01/01/47	93	100,872
3.50%, 02/01/47	31	32,642
3.50%, 05/01/47	21	23,174
3.50%, 08/01/47	19	20,469
3.50%, 11/01/47	14	15,598
3.50%, 01/01/48	175	186,670
3.50%, 02/01/48	212	226,232
3.50%, 03/01/48	8	8,107
3.50%, 04/01/48	61	64,979
3.50%, 05/01/48	17	19,321
3.50%, 06/01/48	47	49,711
3.50%, 11/01/48	17	18,230
3.50%, 01/01/49	85	89,695
3.50%, 04/01/49	15	15,843

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 06/01/49	$134	$144,148
3.50%, 07/01/49	156	164,567
3.50%, 11/01/49	107	113,417
3.50%, 03/01/50	54	57,244
3.50%, 09/14/51(k)	500	528,945
4.00%, 07/01/32	13	13,769
4.00%, 05/01/33	11	11,317
4.00%, 06/01/33	9	9,965
4.00%, 07/01/33	6	6,750
4.00%, 12/01/33	32	34,014
4.00%, 09/16/36(k)	44	46,712
4.00%, 06/01/38	9	9,641
4.00%, 01/01/45	58	63,674
4.00%, 03/01/45	11	12,267
4.00%, 06/01/45	25	27,651
4.00%, 06/01/46	109	122,183
4.00%, 07/01/46	330	357,632
4.00%, 10/01/46	13	14,149
4.00%, 02/01/47	9	9,252
4.00%, 08/01/47	6	6,129
4.00%, 09/01/47	62	67,564
4.00%, 10/01/47	73	80,962
4.00%, 01/01/48	73	78,828
4.00%, 09/01/48	357	381,967
4.00%, 10/01/48	35	37,156
4.00%, 11/01/48	43	45,509
4.00%, 12/01/48	22	23,564
4.00%, 01/01/49	15	16,735
4.00%, 02/01/49	11	11,741
4.00%, 03/01/49	43	46,252
4.00%, 04/01/49	66	72,230
4.00%, 05/01/49	40	43,835
4.00%, 06/01/49	87	94,794
4.00%, 07/01/49	63	69,427
4.00%, 08/01/49	119	127,010
4.00%, 11/01/49	53	57,091
4.00%, 12/01/49	38	40,457
4.00%, 02/01/50	9	10,095
4.00%, 04/01/50	406	438,408
4.00%, 05/01/50	97	104,317
4.00%, 06/01/50	112	120,347
4.00%, 09/14/51(k)	1,345	1,441,086
4.50%, 01/01/44	163	181,662
4.50%, 02/01/46	23	25,296
4.50%, 04/01/47	11	12,596
4.50%, 10/01/47	25	27,461
4.50%, 03/01/48	20	22,065
4.50%, 06/01/48	16	17,565
4.50%, 07/01/48	5	5,684
4.50%, 08/01/48	42	45,955
4.50%, 10/01/48	63	68,469
4.50%, 11/01/48	77	83,603
4.50%, 12/01/48	98	107,606
4.50%, 01/01/49	34	36,375
4.50%, 02/01/49	120	129,848
4.50%, 04/01/49	126	138,518
4.50%, 05/01/49	53	57,298
4.50%, 07/01/49	26	27,642
4.50%, 08/01/49	29	31,475
4.50%, 09/14/51(k)	995	1,076,073

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 03/01/48	$7	$7,658
5.00%, 04/01/48	29	32,167
5.00%, 05/01/48	19	21,600
5.00%, 07/01/48	27	29,922
5.00%, 01/01/49	17	18,877
5.00%, 04/01/49	31	34,757
5.00%, 09/14/51(k)	324	354,612
5.50%, 01/01/47	19	22,360
6.00%, 02/01/49	43	50,809

		69,475,156

U.S. Government Agency Obligations — 0.1%
Federal Home Loan Banks, 3.00%, 03/10/28	60	67,049
Federal National Mortgage Association, 1.88%, 09/24/26	75	79,032
Tennessee Valley Authority, Series A, 2.88%, 02/01/27	25	27,478

		173,559

U.S. Government Obligations — 18.5%
U.S. Treasury Note/Bond
0.63%, 12/31/27	1,300	1,270,852
0.63%, 05/15/30	3,500	3,324,453
0.63%, 08/15/30	500	473,672
0.75%, 01/31/28	1,150	1,131,672
0.88%, 11/15/30(c)	1,500	1,449,844
1.13%, 02/15/31(c)	1,350	1,332,070
1.25%, 04/30/28	150	152,062
1.25%, 06/30/28	670	678,270
1.25%, 08/15/31	700	696,391
1.50%, 08/15/26	1,025	1,061,115
1.63%, 08/15/29	735	761,070
1.63%, 05/15/31	1,970	2,030,947
1.75%, 12/31/26	245	256,810
1.75%, 11/15/29	50	52,258
2.00%, 11/15/26	750	795,645
2.25%, 02/15/27	3,165	3,401,880
2.25%, 08/15/27	650	700,070
2.38%, 05/15/27	475	514,336
2.38%, 05/15/29	700	763,766
2.63%, 02/15/29	840	930,562
2.88%, 05/15/28	950	1,063,555
2.88%, 08/15/28	950	1,065,336
3.13%, 11/15/28	540	616,275
5.25%, 02/15/29	550	712,937
6.50%, 11/15/26	60	77,405
6.63%, 02/15/27	350	457,953

		25,771,206

Total U.S. Government & Agency Obligations — 68.4% (Cost: $93,996,537)		95,419,921

Short-Term Investments

Money Market Funds — 19.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(l)(m)	23,711	23,722,439

Security	Par/ Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(l)(m)(n)	2,863	$2,863,232

		26,585,671

Total Short-Term Investments — 19.1% (Cost: $26,582,215)		26,585,671

Total Investments Before TBA Sales Commitments —120.4%
(Cost: $164,532,245)		167,831,731

TBA Sales Commitments(k)

Mortgage-Backed Securities — (2.4)%
Government National Mortgage Association, 2.50%, 09/21/51	$(600)	(622,219)
Uniform Mortgage-Backed Securities
1.50%, 09/14/51	(400)	(393,109)
2.00%, 09/16/36	(151)	(156,248)
2.00%, 09/14/51	(1,300)	(1,317,824)
2.50%, 09/14/51	(775)	(804,910)

		(3,294,310)

Total TBA Sales Commitments — (2.4)%
(Proceeds: $(3,293,042))		(3,294,310)

Total Investments, Net of TBA Sales Commitments — 118.0% (Cost: $161,239,203)		164,537,421

Other Assets, Less Liabilities — (18.0)%		(25,095,893)

Net Assets — 100.0%		$139,441,528

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Zero-coupon bond.
(i)	Perpetual security with no stated maturity date.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Represents or includes a TBA transaction.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 5-10 Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,665,418	$8,058,548	(a)	$—		$400	$(1,927)	$23,722,439	23,711	$8,881		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,204,374	—		(1,341,142	)(a)	—	—	2,863,232	2,863	2,283	(b)	—

						$400	$(1,927)	$26,585,671		$11,164		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$49,974	$—	$49,974
Collaterized Mortgage Obligations	—	1,941,522	—	1,941,522
Corporate Bonds & Notes	—	38,381,549	—	38,381,549
Foreign Government Obligations	—	5,389,565	—	5,389,565
Municipal Debt Obligations	—	63,529	—	63,529
U.S. Government & Agency Obligations	—	95,419,921	—	95,419,921
Money Market Funds	26,585,671	—	—	26,585,671

	26,585,671	141,246,060	—	167,831,731

Liabilities
TBA Sales Commitments	—	(3,294,310)	—	(3,294,310)

	$26,585,671	$137,951,750	$—	$164,537,421

See notes to financial statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48
(Call 04/01/48)	$49	$66,807

Aerospace & Defense — 1.2%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	60	76,055
BAE Systems PLC, 5.80%, 10/11/41(a)	10	14,099
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	115	117,849
3.38%, 06/15/46 (Call 12/15/45)	57	55,724
3.55%, 03/01/38 (Call 09/01/37)	30	30,801
3.60%, 05/01/34 (Call 02/01/34)	100	105,922
3.65%, 03/01/47 (Call 09/01/46)	40	40,314
3.75%, 02/01/50 (Call 08/01/49)	100	103,779
3.85%, 11/01/48 (Call 05/01/48)	60	62,177
3.90%, 05/01/49 (Call 11/01/48)	75	78,727
5.71%, 05/01/40 (Call 11/01/39)	145	187,610
5.81%, 05/01/50 (Call 11/01/49)	290	394,667
5.88%, 02/15/40	85	110,223
5.93%, 05/01/60 (Call 11/01/59)	260	361,127
6.13%, 02/15/33	75	96,415
6.88%, 03/15/39	50	70,127
Bombardier Inc., 7.45%, 05/01/34(a)	40	45,989
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/14/42)	31	36,086
4.25%, 04/01/40 (Call 10/01/39)	90	111,804
4.25%, 04/01/50 (Call 10/01/49)	85	109,963
Howmet Aerospace Inc., 5.95%, 02/01/37	55	69,369
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	25	31,690
5.05%, 04/27/45 (Call 10/27/44)	65	86,843
6.15%, 12/15/40	20	29,315
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	30	30,700
3.60%, 03/01/35 (Call 09/01/34)	85	98,194
3.80%, 03/01/45 (Call 09/01/44)	60	70,844
4.07%, 12/15/42	110	135,221
4.09%, 09/15/52 (Call 03/15/52)	47	59,390
4.50%, 05/15/36 (Call 11/15/35)	71	89,754
4.70%, 05/15/46 (Call 11/15/45)	102	136,523
5.72%, 06/01/40	25	35,592
Series B, 6.15%, 09/01/36	70	101,560
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	35	40,718
4.03%, 10/15/47 (Call 04/15/47)	108	129,750
4.75%, 06/01/43	93	120,642
5.05%, 11/15/40	35	46,142
5.25%, 05/01/50 (Call 11/01/49)	100	142,422
Raytheon Technologies Corp.
3.13%, 07/01/50 (Call 01/01/50)	50	52,052
3.75%, 11/01/46 (Call 05/01/46)	75	85,264
4.05%, 05/04/47 (Call 11/04/46)	55	65,163
4.15%, 05/15/45 (Call 11/16/44)	74	88,334
4.35%, 04/15/47 (Call 10/15/46)	70	86,531
4.45%, 11/16/38 (Call 05/16/38)	90	110,097
4.50%, 06/01/42	200	249,974
4.63%, 11/16/48 (Call 05/16/48)	30	38,832
4.70%, 12/15/41	50	63,488
4.80%, 12/15/43 (Call 06/15/43)	55	70,465

Security	Par (000)	Value

Aerospace & Defense (continued)
4.88%, 10/15/40	$61	$78,458
5.40%, 05/01/35	100	132,529
5.70%, 04/15/40	20	27,972
6.05%, 06/01/36	45	63,284
6.13%, 07/15/38	100	142,655

		5,019,225

Agriculture — 0.7%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	123	124,121
4.00%, 02/04/61 (Call 08/04/60)	135	132,605
4.25%, 08/09/42	158	167,132
4.45%, 05/06/50 (Call 11/06/49)	80	87,261
4.50%, 05/02/43	65	71,157
5.38%, 01/31/44	136	163,954
5.80%, 02/14/39 (Call 08/14/38)	61	76,368
5.95%, 02/14/49 (Call 08/14/48)	175	227,792
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	55	66,673
4.02%, 04/16/43	45	56,288
4.50%, 03/15/49 (Call 09/15/48)	70	94,069
4.54%, 03/26/42	2	2,641
BAT Capital Corp.
3.98%, 09/25/50 (Call 03/25/50)	100	99,024
4.39%, 08/15/37 (Call 02/15/37)	190	206,709
4.54%, 08/15/47 (Call 02/15/47)	195	209,073
4.76%, 09/06/49 (Call 03/06/49)	75	82,652
Cargill Inc., 3.88%, 05/23/49 (Call 11/23/48)(a)	25	30,442
Philip Morris International Inc.
3.88%, 08/21/42	44	48,525
4.13%, 03/04/43	75	85,541
4.25%, 11/10/44	76	89,062
4.38%, 11/15/41	112	131,850
4.50%, 03/20/42	20	23,839
4.88%, 11/15/43	80	100,439
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	100	122,201
5.85%, 08/15/45 (Call 02/12/45)	165	204,369
7.25%, 06/15/37	61	83,562

		2,787,349

Airlines — 0.0%
American Airlines Pass Through Trust, Series 2019-1,
Class AA, 3.15%, 08/15/33	60	60,991
British Airways 2018-1 Pass Through Trust, Series 2018-1,
Class AA, 3.80%, 03/20/33(a)	4	4,338
British Airways 2019-1 Pass Through Trust, Series 2019-1,
Class AA, 3.30%, 06/15/34(a)	10	9,888
JetBlue Pass Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33	14	14,197
United Airlines Pass Through Trust, Series 2019-2, Class AA,
2.70%, 11/01/33	38	38,530

		127,944

Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	55	62,688
3.38%, 03/27/50 (Call 09/27/49)	75	86,215
3.63%, 05/01/43 (Call 11/01/42)	105	124,423
3.88%, 11/01/45 (Call 05/01/45)	45	55,075
		328,401

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers — 0.3%
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	$36	$48,645
Ford Motor Co.
4.75%, 01/15/43	120	129,431
5.29%, 12/08/46 (Call 06/08/46)	90	101,941
7.40%, 11/01/46	35	47,616
8.90%, 01/15/32	10	13,655
9.98%, 02/15/47	15	24,059
General Motors Co.
5.00%, 04/01/35	78	93,903
5.15%, 04/01/38 (Call 10/01/37)	90	109,014
5.20%, 04/01/45	100	123,737
5.40%, 04/01/48 (Call 10/01/47)	72	91,351
5.95%, 04/01/49 (Call 10/01/48)	65	88,469
6.25%, 10/02/43	73	99,900
6.60%, 04/01/36 (Call 10/01/35)	113	154,583

		1,126,304

Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	25	30,023
5.40%, 03/15/49 (Call 09/15/48)	40	55,792
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	56	66,789
Goodyear Tire & Rubber Co. (The), 5.63%, 04/30/33
(Call 01/30/33)	40	43,406
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	20	25,474

		221,484

Banks — 4.4%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40)(b)	229	225,469
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(b)	60	58,984
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(b)	100	100,932
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.320%)(b)	113	132,956
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.150%)(b)	455	549,999
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(b)	271	321,227
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(b)	281	351,388
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(b)	195	245,716
4.88%, 04/01/44	95	125,496
5.00%, 01/21/44	187	251,175
5.88%, 02/07/42	115	167,922
7.75%, 05/14/38	125	198,140
Series L, 4.75%, 04/21/45	105	133,538
Barclays PLC, 4.95%, 01/10/47	260	342,568
BNP Paribas SA, 2.82%, 01/26/41(a)	200	193,784
Citigroup Inc.
3.88%, 01/24/39 (Call 01/22/38),
(3 mo. LIBOR US + 1.168%)(b)	145	168,403
4.65%, 07/30/45	117	152,387
4.65%, 07/23/48 (Call 06/23/48)	55	72,997
4.75%, 05/18/46	110	141,417
5.30%, 05/06/44	91	123,132
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(b)	122	164,890
6.00%, 10/31/33	86	114,661
6.13%, 08/25/36	100	139,500
6.63%, 06/15/32	140	191,584
6.68%, 09/13/43	110	171,441

Security	Par (000)	Value

Banks (continued)
8.13%, 07/15/39	$111	$191,340
Commonwealth Bank of Australia
3.74%, 09/12/39(a)	200	221,568
3.90%, 07/12/47(a)	190	232,794
Cooperatieve Rabobank U.A.
5.25%, 05/24/41	71	99,849
5.25%, 08/04/45	290	393,823
Fifth Third Bancorp., 8.25%, 03/01/38	67	112,694
Goldman Sachs Capital I, 6.35%, 02/15/34	105	149,053
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(b)	100	101,097
3.21%, 04/22/42 (Call 04/22/41)(b)	150	158,616
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(b)	173	202,318
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(b)	111	136,059
4.75%, 10/21/45 (Call 04/21/45)	162	213,746
4.80%, 07/08/44 (Call 01/08/44)	146	190,612
5.15%, 05/22/45	80	107,167
6.13%, 02/15/33	65	88,245
6.25%, 02/01/41	211	313,483
6.45%, 05/01/36	90	127,490
6.75%, 10/01/37	313	456,395
HSBC Holdings PLC
6.10%, 01/14/42	66	97,356
6.50%, 05/02/36	220	305,708
6.50%, 09/15/37	175	245,221
6.80%, 06/01/38	255	368,268
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)	50	51,481
4.95%, 06/01/42 (Call 06/01/41)(a)	50	52,138
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40)(b)	167	162,090
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(b)	170	179,070
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(b)	201	210,533
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(b)	200	217,486
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(b)	202	234,764
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(b)	280	332,234
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(b)	150	178,418
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(b)	165	203,696
4.95%, 06/01/45	165	220,569
5.50%, 10/15/40	131	182,153
5.60%, 07/15/41	129	181,380
5.63%, 08/16/43	115	162,030
6.40%, 05/15/38	223	330,620
KfW
0.00%, 04/18/36(c)	155	120,736
0.00%, 06/29/37(c)	145	110,396
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	267,344
Mitsubishi UFJ Financial Group Inc.
4.15%, 03/07/39	96	115,476
4.29%, 07/26/38	95	116,106
Morgan Stanley
2.80%, 01/25/52 (Call 07/25/51)(b)	75	74,736
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(b)	70	82,022

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
4.30%, 01/27/45	$266	$331,452
4.38%, 01/22/47	165	208,644
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 1.431%)(b)	132	163,401
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(b)	206	310,891
6.38%, 07/24/42	52	80,245
7.25%, 04/01/32	149	218,002
Regions Financial Corp., 7.38%, 12/10/37	60	92,606
Societe Generale SA, 3.63%, 03/01/41(a)	200	205,320
Standard Chartered PLC, 5.70%, 03/26/44(a)(d)	225	296,498
Wachovia Corp., 5.50%, 08/01/35	80	104,649
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/29/40)(b)	295	309,877
3.90%, 05/01/45	115	137,263
4.65%, 11/04/44	155	193,452
4.75%, 12/07/46	170	216,861
4.90%, 11/17/45	143	184,321
5.01%, 04/04/51 (Call 04/04/50)(b)	410	569,789
5.38%, 11/02/43	66	89,062
5.61%, 01/15/44	195	270,044
Wells Fargo Bank N.A., 6.60%, 01/15/38	310	457,411
Westpac Banking Corp., 4.42%, 07/24/39	120	143,570

		17,721,444

Beverages — 1.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	323	397,952
4.90%, 02/01/46 (Call 08/01/45)	545	696,532
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	160	195,387
4.70%, 02/01/36 (Call 08/01/35)	80	98,242
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40 (Call 12/01/39)	95	114,046
4.38%, 04/15/38 (Call 10/15/37)	205	245,075
4.44%, 10/06/48 (Call 04/06/48)	206	248,729
4.50%, 06/01/50 (Call 12/01/49)	230	285,271
4.60%, 04/15/48 (Call 10/15/47)	278	342,563
4.60%, 06/01/60 (Call 12/01/59)	84	104,877
4.75%, 04/15/58 (Call 10/15/57)	185	235,322
5.55%, 01/23/49 (Call 07/23/48)	285	396,954
5.80%, 01/23/59 (Call 07/23/58)	160	237,234
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	20	23,863
4.50%, 07/15/45 (Call 01/15/45)	87	113,691
Coca-Cola Co. (The)
2.50%, 06/01/40	181	181,588
2.50%, 03/15/51	125	121,145
2.60%, 06/01/50	135	133,808
2.75%, 06/01/60	15	15,087
2.88%, 05/05/41	150	157,644
3.00%, 03/05/51	40	42,665
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	70	78,266
4.10%, 02/15/48 (Call 08/15/47)	45	51,998
4.50%, 05/09/47 (Call 11/09/46)	45	54,742
5.25%, 11/15/48 (Call 05/15/48)	25	33,862
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	55	65,837
5.88%, 09/30/36	95	135,933

Security	Par (000)	Value
Beverages (continued)
Diageo Investment Corp.
4.25%, 05/11/42	$57	$70,487
7.45%, 04/15/35	10	15,778
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	160	170,661
Heineken NV
4.00%, 10/01/42(a)	10	12,070
4.35%, 03/29/47 (Call 09/29/46)(a)	40	50,940
Keurig Dr Pepper Inc.
3.80%, 05/01/50 (Call 11/01/49)	70	79,612
4.42%, 12/15/46 (Call 06/15/46)	55	67,298
4.50%, 11/15/45 (Call 05/15/45)	65	80,092
4.99%, 05/25/38 (Call 11/25/37)	50	63,845
5.09%, 05/25/48 (Call 11/25/47)	58	77,701
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	134	151,534
5.00%, 05/01/42	100	124,695
PepsiCo Inc.
3.38%, 07/29/49 (Call 01/29/49)	95	107,674
3.45%, 10/06/46 (Call 04/06/46)	45	51,122
3.50%, 03/19/40 (Call 09/19/39)	160	183,392
3.60%, 08/13/42	80	93,265
3.63%, 03/19/50 (Call 09/19/49)	38	45,127
3.88%, 03/19/60 (Call 09/19/59)	60	75,358
4.00%, 03/05/42	65	79,654
4.00%, 05/02/47 (Call 11/02/46)	74	91,323
4.25%, 10/22/44 (Call 04/22/44)	50	62,746
4.45%, 04/14/46 (Call 10/14/45)	100	130,592
4.60%, 07/17/45 (Call 01/17/45)	50	66,195

		6,759,474

Biotechnology — 0.7%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	297	284,535
3.15%, 02/21/40 (Call 08/21/39)	215	225,200
3.38%, 02/21/50 (Call 08/21/49)	195	207,355
4.66%, 06/15/51 (Call 12/15/50)	175	226,973
4.95%, 10/01/41	126	162,645
5.15%, 11/15/41 (Call 05/15/41)	111	145,963
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	79	108,196
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	100	98,816
3.25%, 02/15/51 (Call 08/15/50)(a)	139	139,810
Gilead Sciences Inc.
4.15%, 03/01/47 (Call 09/01/46)	280	335,418
4.50%, 02/01/45 (Call 08/01/44)	150	185,679
4.60%, 09/01/35 (Call 03/01/35)	120	148,049
4.75%, 03/01/46 (Call 09/01/45)	163	209,600
4.80%, 04/01/44 (Call 10/01/43)	130	167,103
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	25	25,335
3.35%, 09/02/51 (Call 03/02/51)	25	24,263
3.55%, 09/02/50 (Call 03/02/50)	110	110,206

		2,805,146

Building Materials — 0.2%
Builders FirstSource Inc., 4.25%, 02/01/32 (Call 08/01/26)(a)	65	66,736
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	120	128,353
3.58%, 04/05/50 (Call 10/05/49)	135	147,074

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Building Materials (continued)
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	$40	$50,652
4.63%, 07/02/44 (Call 01/02/44)	30	37,435
4.95%, 07/02/64 (Call 01/02/64)(e)	18	24,857
Lafarge SA, 7.13%, 07/15/36	25	37,542
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	20	20,504
4.25%, 12/15/47 (Call 06/15/47)	55	65,358
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	30	30,160
4.50%, 05/15/47 (Call 11/15/46)	47	57,505
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	32	37,778
4.40%, 01/30/48 (Call 07/30/47)	50	59,969
7.00%, 12/01/36	20	29,249
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	40	49,350
4.70%, 03/01/48 (Call 09/01/47)	45	57,147

		899,669

Chemicals — 1.0%
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	100	102,829
2.80%, 05/15/50 (Call 11/15/49)	90	91,966
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	45	58,812
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	25	32,116
Braskem America Finance Co., 7.13%, 07/22/41
(Call 01/22/41)(d)(f)	200	264,386
CF Industries Inc.
4.95%, 06/01/43	57	70,305
5.15%, 03/15/34	50	62,455
5.38%, 03/15/44	60	77,984
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	69	80,655
4.38%, 11/15/42 (Call 05/15/42)	127	153,008
4.63%, 10/01/44 (Call 04/01/44)	45	56,113
4.80%, 05/15/49 (Call 11/15/48)	80	104,026
5.25%, 11/15/41 (Call 05/15/41)	51	67,435
9.40%, 05/15/39	48	87,930
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	161	213,079
5.42%, 11/15/48 (Call 05/15/48)	155	219,271
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	39	47,924
4.80%, 09/01/42 (Call 03/01/42)	45	56,105
Ecolab Inc., 2.75%, 08/18/55 (Call 02/18/55)(a)	152	150,564
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	35	41,917
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)	40	51,479
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)	75	79,130
4.38%, 06/01/47 (Call 12/01/46)	45	54,760
Linde Inc./CT, 3.55%, 11/07/42 (Call 05/07/42)	80	92,800
Lubrizol Corp. (The), 6.50%, 10/01/34	15	22,182
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	78	98,855
5.25%, 07/15/43	38	49,976
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	30	31,736
3.63%, 04/01/51 (Call 04/01/50)	56	60,990
3.80%, 10/01/60 (Call 04/01/60)	30	32,918
4.20%, 10/15/49 (Call 04/15/49)	95	111,589

Security	Par (000)	Value
Chemicals (continued)
4.20%, 05/01/50 (Call 11/01/49)	$60	$70,541
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	71	89,336
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	20	21,912
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	65	77,525
5.63%, 11/15/43 (Call 05/15/43)	35	46,857
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	30	35,240
4.13%, 03/15/35 (Call 09/15/34)	55	63,548
4.90%, 06/01/43 (Call 12/01/42)	50	64,625
5.00%, 04/01/49 (Call 10/01/48)	25	33,685
5.25%, 01/15/45 (Call 07/15/44)	20	26,965
5.63%, 12/01/40	51	71,063
6.13%, 01/15/41 (Call 07/15/40)	60	87,287
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48
(Call 07/15/47)(f)	200	242,266
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	55	62,800
5.25%, 06/01/45 (Call 12/01/44)	15	19,253
Sherwin-Williams Co. (The)
3.30%, 05/15/50 (Call 11/15/49)	45	48,347
3.80%, 08/15/49 (Call 02/15/49)	30	34,683
4.00%, 12/15/42 (Call 06/15/42)	65	75,852
4.50%, 06/01/47 (Call 12/01/46)	90	113,185
4.55%, 08/01/45 (Call 02/01/45)	10	12,595
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	50	58,737
5.00%, 08/15/46 (Call 02/15/46)	41	52,378

		4,133,975

Commercial Services — 0.9%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	56	56,926
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	40	47,478
4.32%, 08/01/45	25	32,884
4.70%, 11/01/2111	25	36,942
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	32	47,289
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(a)	300	406,770
Duke University
Series 2020, 2.68%, 10/01/44	30	31,090
Series 2020, 2.76%, 10/01/50(d)	40	42,160
Series 2020, 2.83%, 10/01/55	40	41,953
Emory University, Series 2020, 2.97%, 09/01/50
(Call 03/01/50)	55	59,229
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	95	115,055
7.00%, 10/15/37(a)	160	242,235
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	35	34,381
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	50	51,439
George Washington University (The)
4.87%, 09/15/45	40	55,266
Series 2014, 4.30%, 09/15/44	20	25,765
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	50	63,093
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	45	46,260
Series B, 4.32%, 04/01/49 (Call 10/01/48)	46	58,337
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	80	92,049

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Services (continued)
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	$50	$65,645
Series A, 2.81%, 01/01/60 (Call 07/01/59)	30	31,347
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	10	10,025
3.65%, 05/01/48 (Call 11/01/47)	90	111,641
Massachusetts Institute of Technology
3.89%, 07/01/2116	50	63,604
3.96%, 07/01/38	25	30,222
4.68%, 07/01/2114	30	45,524
5.60%, 07/01/2111	55	98,113
Series F, 2.99%, 07/01/50 (Call 01/01/50)	10	11,104
Series G, 2.29%, 07/01/51 (Call 01/01/51)	45	43,560
Moody’s Corp.
3.25%, 05/20/50 (Call 11/20/49)	45	47,409
4.88%, 12/17/48 (Call 06/17/48)	50	66,937
5.25%, 07/15/44	51	70,000
Northeastern University, Series 2020, 2.89%, 10/01/50	55	57,058
Northwestern University
4.64%, 12/01/44	15	19,931
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	50	63,010
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	30	30,617
PayPal Holdings Inc., 3.25%, 06/01/50 (Call 12/01/49)	94	103,635
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	35	35,564
3.15%, 07/15/46 (Call 01/15/46)	35	39,672
4.88%, 10/15/40	115	159,545
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	15	14,975
S&P Global Inc., 3.25%, 12/01/49 (Call 06/01/49)	86	93,928
Trustees of Boston University, Series CC, 4.06%, 10/01/48
(Call 04/01/48)	50	62,794
Trustees of Princeton University (The)
5.70%, 03/01/39	65	96,832
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	40	40,768
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	30	35,473
4.67%, 09/01/2112	30	43,898
United Rentals North America Inc., 3.75%, 01/15/32
(Call 07/15/26)	20	20,433
University of Chicago (The), 4.00%, 10/01/53 (Call 04/01/53)	70	89,487
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	56	65,544
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	30	31,458
3.03%, 10/01/39	50	54,252
5.25%, 10/01/2111	45	72,216
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	40	49,411
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	50	54,478
5.50%, 06/15/45 (Call 12/15/44)	40	54,568
William Marsh Rice University, 3.57%, 05/15/45	65	75,885
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	63	62,249

		3,809,413

Computers — 1.0%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	50	49,087
2.40%, 08/20/50 (Call 06/20/50)	240	226,877
2.55%, 08/20/60 (Call 02/20/60)	50	46,921
2.65%, 05/11/50 (Call 11/11/49)	233	230,665

Security	Par (000)	Value
Computers (continued)
2.65%, 02/08/51 (Call 08/08/50)	$150	$147,978
2.70%, 08/05/51 (Call 02/05/51)	95	94,638
2.85%, 08/05/61 (Call 02/05/61)	100	99,828
3.45%, 02/09/45	200	225,798
3.85%, 05/04/43	290	347,075
3.85%, 08/04/46 (Call 02/04/46)	255	305,151
4.25%, 02/09/47 (Call 08/09/46)	130	163,835
4.38%, 05/13/45	166	212,852
4.50%, 02/23/36 (Call 08/23/35)	160	203,310
4.65%, 02/23/46 (Call 08/23/45)	275	366,558
Dell Inc.
5.40%, 09/10/40	25	29,644
6.50%, 04/15/38	30	39,589
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)	124	190,674
8.35%, 07/15/46 (Call 01/15/46)	130	214,454
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	113	153,827
6.35%, 10/15/45 (Call 04/15/45)	70	96,817
HP Inc., 6.00%, 09/15/41	92	120,928
International Business Machines Corp.
4.00%, 06/20/42	155	183,616
4.25%, 05/15/49	110	137,420
4.70%, 02/19/46	130	170,423
5.60%, 11/30/39	35	49,412
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	40	47,132

		4,154,509

Cosmetics & Personal Care — 0.2%
Avon Products Inc., 8.45%, 03/15/43	20	26,380
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	30	37,153
4.00%, 08/15/45	110	140,937
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	56	62,061
4.15%, 03/15/47 (Call 09/15/46)	10	12,760
4.38%, 06/15/45 (Call 12/15/44)	15	19,203
6.00%, 05/15/37	85	122,987
Procter & Gamble Co. (The)
3.55%, 03/25/40	35	41,720
3.60%, 03/25/50	25	31,268
Unilever Capital Corp., 5.90%, 11/15/32	61	84,363

		578,832

Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	45	52,819
4.20%, 05/15/47 (Call 11/15/46)	35	44,043
4.60%, 06/15/45 (Call 12/15/44)	55	72,458

		169,320

Diversified Financial Services — 0.9%
American Express Co., 4.05%, 12/03/42	112	136,069
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(a)	40	39,352
2.85%, 08/05/51 (Call 02/05/51)(a)	45	44,573
3.50%, 09/10/49 (Call 03/10/49)(a)	30	33,696
4.00%, 10/02/47 (Call 04/02/47)(a)	20	24,016
4.45%, 07/15/45(a)	35	44,449
5.00%, 06/15/44(a)	30	40,953
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	108	133,921
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	55	57,516

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	$142	$204,003
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	775	941,299
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	157	158,925
3.00%, 09/15/60 (Call 03/15/60)	145	143,663
4.25%, 09/21/48 (Call 03/21/48)	95	116,178
Invesco Finance PLC, 5.38%, 11/30/43	55	73,599
Jefferies Group LLC, 6.25%, 01/15/36	90	122,070
KKR Group Finance Co. II LLC, 5.50%, 02/01/43
(Call 08/01/42)(a)	50	67,751
Legg Mason Inc., 5.63%, 01/15/44	45	64,041
Mastercard Inc.
3.65%, 06/01/49 (Call 12/01/48)	50	59,019
3.80%, 11/21/46 (Call 05/21/46)	146	175,204
3.85%, 03/26/50 (Call 09/26/49)	75	91,517
Nasdaq Inc., 3.25%, 04/28/50 (Call 10/28/49)	64	65,677
Navient Corp., 5.63%, 08/01/33	50	48,617
Raymond James Financial Inc., 4.95%, 07/15/46	60	78,713
Visa Inc.
2.70%, 04/15/40 (Call 10/15/39)	97	100,811
4.15%, 12/14/35 (Call 06/14/35)	245	300,997
4.30%, 12/14/45 (Call 06/14/45)	262	335,481
Western Union Co. (The), 6.20%, 11/17/36	71	89,079

		3,791,189

Electric — 6.0%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	125	181,714
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	35	40,442
3.80%, 06/15/49 (Call 12/15/48)	55	64,528
Alabama Power Co.
3.13%, 07/15/51 (Call 01/15/51)	30	31,745
3.45%, 10/01/49 (Call 04/01/49)	115	127,030
4.15%, 08/15/44 (Call 02/15/44)	50	60,665
6.00%, 03/01/39	80	113,878
Series A, 4.30%, 07/15/48 (Call 01/15/48)	82	103,582
Series B, 3.70%, 12/01/47 (Call 06/01/47)	85	97,268
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	30	31,030
3.70%, 12/01/47 (Call 06/01/47)	65	76,011
4.15%, 03/15/46 (Call 09/15/45)	30	36,884
American Electric Power Co. Inc., 3.25%, 03/01/50
(Call 09/01/49)	55	56,134
Appalachian Power Co.
7.00%, 04/01/38	101	152,154
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	40	50,106
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	65	69,629
3.50%, 12/01/49 (Call 06/01/49)	55	60,369
3.75%, 05/15/46 (Call 11/15/45)	40	44,951
4.20%, 08/15/48 (Call 02/15/48)	30	36,315
4.35%, 11/15/45 (Call 05/15/45)	40	48,440
4.50%, 04/01/42 (Call 10/01/41)	41	50,504
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	70	89,515
Baltimore Gas & Electric Co.
3.75%, 08/15/47 (Call 02/15/47)	155	180,769
4.25%, 09/15/48 (Call 03/15/48)	10	12,538
Basin Electric Power Cooperative, 4.75%, 04/26/47
(Call 10/26/46)(a)	40	50,426

Security	Par (000)	Value

Electric (continued)
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	$55	$62,772
4.25%, 10/15/50 (Call 04/15/50)	85	104,892
4.45%, 01/15/49 (Call 07/15/48)	113	142,666
4.50%, 02/01/45 (Call 08/01/44)	83	102,229
5.15%, 11/15/43 (Call 05/15/43)	85	112,851
6.13%, 04/01/36	181	255,295
Black Hills Corp.
4.20%, 09/15/46 (Call 03/15/46)	20	23,014
4.35%, 05/01/33 (Call 02/01/33)	95	111,851
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	50	57,289
3.95%, 03/01/48 (Call 09/01/47)	90	108,214
4.50%, 04/01/44 (Call 10/01/43)	60	77,746
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	15	19,235
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	15	15,530
Cleco Corporate Holdings LLC, 4.97%, 05/01/46
(Call 11/01/45)	20	25,040
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	50	65,616
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(f)	183	215,097
Comision Federal de Electricidad, 4.68%, 02/09/51
(Call 08/09/50)(f)	200	197,584
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	75	85,790
3.70%, 03/01/45 (Call 09/01/44)	15	17,274
4.00%, 03/01/49 (Call 09/01/48)	40	48,432
4.35%, 11/15/45 (Call 05/15/45)	50	62,672
4.70%, 01/15/44 (Call 07/15/43)	60	78,031
6.45%, 01/15/38	30	44,466
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	40	46,847
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	60	64,836
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	90	112,910
Series A, 4.15%, 06/01/45 (Call 12/01/44)	15	18,663
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)	100	107,926
3.85%, 06/15/46 (Call 12/15/45)	50	56,115
3.95%, 03/01/43 (Call 09/01/42)	40	45,637
4.45%, 03/15/44 (Call 09/15/43)	80	97,524
4.50%, 12/01/45 (Call 06/01/45)	55	67,468
4.50%, 05/15/58 (Call 11/15/57)	60	74,345
4.63%, 12/01/54 (Call 06/01/54)	70	89,561
Series 06-A, 5.85%, 03/15/36	30	40,980
Series 08-B, 6.75%, 04/01/38	110	165,134
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	60	68,416
Series C, 4.00%, 11/15/57 (Call 05/15/57)	95	109,715
Series C, 4.30%, 12/01/56 (Call 06/01/56)	35	42,509
Series E, 4.65%, 12/01/48 (Call 06/01/48)	70	87,883
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	56	59,876
4.05%, 05/15/48 (Call 11/15/47)	105	129,461
4.35%, 04/15/49 (Call 10/15/48)	60	77,201
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)	35	40,238
Dominion Energy Inc.
7.00%, 06/15/38	60	90,290
Series A, 4.60%, 03/15/49 (Call 09/15/48)	75	96,309
Series B, 5.95%, 06/15/35	120	163,837
Series C, 4.05%, 09/15/42 (Call 03/15/42)	55	63,632
Series C, 4.90%, 08/01/41 (Call 02/01/41)	60	76,527

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series E, 6.30%, 03/15/33	$25	$34,097
Series F, 5.25%, 08/01/33	50	63,504
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	30	38,705
5.10%, 06/01/65 (Call 12/01/64)	70	103,916
5.30%, 05/15/33	66	87,119
5.45%, 02/01/41 (Call 08/01/40)	25	34,842
6.05%, 01/15/38	56	80,473
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	90	93,748
3.70%, 03/15/45 (Call 09/15/44)	55	63,676
3.75%, 08/15/47 (Call 02/15/47)	35	41,046
3.95%, 03/01/49 (Call 09/01/48)	55	66,890
4.30%, 07/01/44 (Call 01/01/44)	30	37,538
Series A, 4.00%, 04/01/43 (Call 10/01/42)	25	30,062
Series A, 4.05%, 05/15/48 (Call 11/15/47)	65	79,868
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	90	95,860
3.70%, 12/01/47 (Call 06/01/47)	75	85,619
3.75%, 06/01/45 (Call 12/01/44)	50	57,491
3.88%, 03/15/46 (Call 09/15/45)	65	75,879
3.95%, 03/15/48 (Call 09/15/47)	45	53,292
4.25%, 12/15/41 (Call 06/15/41)	40	48,468
6.00%, 01/15/38	30	42,818
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	115	124,900
3.95%, 08/15/47 (Call 02/15/47)	90	100,705
4.80%, 12/15/45 (Call 06/15/45)	70	87,771
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	50	55,033
3.85%, 11/15/42 (Call 05/15/42)	25	29,039
6.35%, 09/15/37	45	66,738
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	40	45,664
6.12%, 10/15/35	60	83,091
6.35%, 08/15/38	35	51,472
6.45%, 04/01/39	45	66,262
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	70	74,446
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	20	23,014
Duke Energy Progress LLC
2.90%, 08/15/51 (Call 02/15/51)	50	50,525
3.60%, 09/15/47 (Call 03/15/47)	55	61,995
3.70%, 10/15/46 (Call 04/15/46)	50	57,114
4.10%, 05/15/42 (Call 11/15/41)	35	41,698
4.10%, 03/15/43 (Call 09/15/42)	75	91,084
4.15%, 12/01/44 (Call 06/01/44)	80	96,813
4.20%, 08/15/45 (Call 02/15/45)	90	109,679
4.38%, 03/30/44 (Call 09/30/43)	25	31,278
6.30%, 04/01/38	75	108,907
E.ON International Finance BV, 6.65%, 04/30/38(a)	90	133,100
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	10	12,301
6.00%, 05/15/35	26	35,270
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	70	85,898
4.88%, 01/22/44(a)	170	217,938
4.95%, 10/13/45 (Call 04/13/45)(a)	95	123,407
5.00%, 09/21/48 (Call 03/21/48)(a)	90	120,062
5.25%, 10/13/55 (Call 04/13/55)(a)	40	54,252
6.00%, 01/22/2114(a)	100	145,267

Security	Par (000)	Value

Electric (continued)
6.95%, 01/26/39(a)	$105	$160,307
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	75	89,360
Enel Finance International NV
4.75%, 05/25/47(a)	35	44,399
6.00%, 10/07/39(a)	115	161,925
6.80%, 09/15/37(a)	115	171,729
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	35	33,669
4.20%, 04/01/49 (Call 10/01/48)	75	93,283
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	15	16,509
Entergy Louisiana LLC
3.10%, 06/15/41 (Call 12/15/40)	50	52,986
4.00%, 03/15/33 (Call 12/15/32)	39	45,786
4.20%, 09/01/48 (Call 03/01/48)	100	122,967
4.95%, 01/15/45 (Call 01/15/25)	50	54,981
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	24	28,106
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	50	54,638
4.50%, 03/30/39 (Call 09/30/38)	60	72,428
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	75	82,923
4.10%, 04/01/43 (Call 10/01/42)	65	78,283
4.13%, 03/01/42 (Call 09/01/41)	56	67,332
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	45	55,466
5.30%, 10/01/41 (Call 04/01/41)	40	54,214
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	35	37,867
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	85	104,892
4.70%, 04/15/50 (Call 10/15/49)	65	83,271
5.10%, 06/15/45 (Call 12/15/44)	65	86,815
5.63%, 06/15/35	80	105,918
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	60	71,427
6.25%, 10/01/39	78	96,949
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	50	49,793
Series C, 5.35%, 07/15/47 (Call 01/15/47)	90	112,726
Series C, 7.38%, 11/15/31	105	146,933
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	25	29,978
5.45%, 07/15/44 (Call 01/15/44)(a)	50	64,519
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	35	41,609
3.95%, 03/01/48 (Call 09/01/47)	55	67,391
3.99%, 03/01/49 (Call 09/01/48)	80	99,070
4.05%, 06/01/42 (Call 12/01/41)	35	42,834
4.05%, 10/01/44 (Call 04/01/44)	50	61,640
4.13%, 02/01/42 (Call 08/01/41)	40	49,148
4.13%, 06/01/48 (Call 12/01/47)	85	106,946
5.25%, 02/01/41 (Call 08/01/40)	25	34,689
5.63%, 04/01/34	40	54,788
5.69%, 03/01/40	45	64,878
5.95%, 02/01/38	75	108,619
5.96%, 04/01/39	75	110,475
Georgia Power Co.
4.30%, 03/15/42	135	160,587
Series 10-C, 4.75%, 09/01/40	50	62,153
Series B, 3.70%, 01/30/50 (Call 07/30/49)	80	88,504
Great River Energy, 6.25%, 07/01/38(a)	36	43,887

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Iberdrola International BV, 6.75%, 07/15/36	$50	$76,882
Indiana Michigan Power Co., Series K, 4.55%, 03/15/46
(Call 09/15/45)	71	90,622
Indianapolis Power & Light Co., 4.05%, 05/01/46
(Call 11/01/45)(a)	46	54,690
Infraestructura Energetica Nova SAB de CV, 4.75%, 01/15/51
(Call 07/15/50)(f)	200	208,888
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	35	38,925
6.25%, 07/15/39	40	57,411
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	40	53,540
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	8	10,558
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	65	85,841
Massachusetts Electric Co., 5.90%, 11/15/39(a)	80	112,301
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(f)	151	173,053
MidAmerican Energy Co.
3.65%, 08/01/48 (Call 02/01/48)	65	74,676
3.95%, 08/01/47 (Call 02/01/47)	90	107,899
4.25%, 05/01/46 (Call 11/01/45)	65	80,763
4.25%, 07/15/49 (Call 01/15/49)	85	107,083
Minejesa Capital BV, 5.63%, 08/10/37(f)	200	217,244
Mississippi Power Co., Series B, 3.10%, 07/30/51
(Call 01/30/51)	50	51,618
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	55	73,770
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	45	57,570
4.40%, 11/01/48 (Call 05/01/48)	55	72,106
Nevada Power Co., Series R, 6.75%, 07/01/37	35	52,750
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)	44	49,515
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)	85	83,960
4.12%, 11/28/42(a)	50	57,547
4.28%, 10/01/34 (Call 04/01/34)(a)	70	82,237
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	81	90,996
3.60%, 05/15/46 (Call 11/15/45)	40	46,002
4.00%, 08/15/45 (Call 02/15/45)	15	18,189
4.13%, 05/15/44 (Call 11/15/43)	65	80,198
5.35%, 11/01/39	65	90,741
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	25	29,726
NRG Energy Inc., 3.88%, 02/15/32 (Call 02/15/27)(a)	35	35,490
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	45	57,091
5.50%, 03/15/40	10	14,036
Oglethorpe Power Corp.
5.38%, 11/01/40	50	64,711
5.95%, 11/01/39	87	118,743
Ohio Edison Co., 6.88%, 07/15/36	30	43,598
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	170	205,047
4.15%, 04/01/48 (Call 10/01/47)	60	73,839
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	50	58,441
4.15%, 04/01/47 (Call 10/01/46)	15	18,263
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	65	69,325
3.75%, 04/01/45 (Call 10/01/44)	55	64,422
3.80%, 09/30/47 (Call 03/30/47)	25	29,644
3.80%, 06/01/49 (Call 12/01/48)	90	107,439

Security	Par (000)	Value

Electric (continued)
5.30%, 06/01/42 (Call 12/01/41)	$65	$91,556
7.25%, 01/15/33	55	82,201
7.50%, 09/01/38	30	49,520
Pacific Gas & Electric Co.
3.50%, 08/01/50 (Call 02/01/50)	160	144,408
3.75%, 08/15/42 (Call 02/15/42)	40	36,401
3.95%, 12/01/47 (Call 06/01/47)	100	94,917
4.50%, 07/01/40 (Call 01/01/40)	275	279,166
4.75%, 02/15/44 (Call 08/15/43)	145	147,701
4.95%, 07/01/50 (Call 01/01/50)	85	89,937
PacifiCorp
3.30%, 03/15/51 (Call 09/15/50)	80	86,427
4.10%, 02/01/42 (Call 08/01/41)	40	47,269
5.75%, 04/01/37	50	68,600
6.00%, 01/15/39	90	128,497
6.10%, 08/01/36	45	63,176
6.25%, 10/15/37	65	93,515
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	30	31,517
3.70%, 09/15/47 (Call 03/15/47)	30	35,060
Perusahaan Listrik Negara PT, 4.88%, 07/17/49(f)	200	220,140
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara, 6.15%, 05/21/48(f)	200	253,282
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	75	91,557
6.50%, 11/15/37	45	66,590
PPL Electric Utilities Corp.
4.13%, 06/15/44 (Call 12/15/43)	40	48,772
4.75%, 07/15/43 (Call 01/15/43)	50	65,643
Progress Energy Inc., 6.00%, 12/01/39	50	70,097
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	50	57,102
4.05%, 09/15/49 (Call 03/15/49)	45	56,170
4.10%, 06/15/48 (Call 12/15/47)	30	37,040
4.30%, 03/15/44 (Call 09/15/43)	25	30,777
6.50%, 08/01/38	45	68,579
Series 17, 6.25%, 09/01/37	41	61,101
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	30	32,460
Public Service Co. of New Hampshire, 3.60%, 07/01/49
(Call 01/01/49)	60	69,419
Public Service Electric & Gas Co.
3.20%, 08/01/49 (Call 02/01/49)	60	65,244
3.60%, 12/01/47 (Call 06/01/47)	75	86,422
3.80%, 03/01/46 (Call 09/01/45)	85	100,626
3.85%, 05/01/49 (Call 11/01/48)	65	78,181
3.95%, 05/01/42 (Call 11/01/41)	75	89,661
5.80%, 05/01/37	30	41,991
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	25	26,683
4.22%, 06/15/48 (Call 12/15/47)	53	65,680
4.30%, 05/20/45 (Call 11/20/44)	25	30,895
5.64%, 04/15/41 (Call 10/15/40)	36	50,471
5.76%, 10/01/39	35	48,411
6.27%, 03/15/37	45	64,023
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	90	109,409
4.50%, 08/15/40	105	131,558
6.00%, 06/01/39	30	42,589
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	25	26,815
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	244,498

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	$55	$61,613
4.00%, 02/01/48 (Call 08/01/47)	81	91,734
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	175	178,495
4.00%, 04/01/47 (Call 10/01/46)	185	196,274
4.05%, 03/15/42 (Call 09/15/41)	36	38,634
6.00%, 01/15/34	55	72,606
6.05%, 03/15/39	55	73,504
Series 05-E, 5.35%, 07/15/35	85	107,051
Series 08-A, 5.95%, 02/01/38	61	79,500
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	65	68,612
Series C, 3.60%, 02/01/45 (Call 08/01/44)	80	80,731
Series H, 3.65%, 06/01/51 (Call 12/01/50)	30	30,542
Southern Co. (The), 4.25%, 07/01/36 (Call 01/01/36)	125	146,934
Southern Power Co., 5.15%, 09/15/41	55	68,610
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	95	106,852
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	35	37,970
3.70%, 08/15/47 (Call 02/15/47)	35	39,893
3.75%, 06/15/49 (Call 12/15/48)	15	17,489
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	25	31,971
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	25	26,581
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(f)	200	221,456
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)	200	250,668
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	40	45,778
4.30%, 06/15/48 (Call 12/15/47)	33	41,321
4.35%, 05/15/44 (Call 11/15/43)	54	66,784
Toledo Edison Co. (The), 6.15%, 05/15/37	51	71,014
TransAlta Corp., 6.50%, 03/15/40	25	29,331
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	20	27,617
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	20	21,298
4.00%, 06/15/50 (Call 12/15/49)	45	54,306
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	30	32,726
3.65%, 04/15/45 (Call 10/15/44)	55	63,082
3.90%, 09/15/42 (Call 03/15/42)	75	87,511
5.30%, 08/01/37	35	45,644
8.45%, 03/15/39	26	44,851
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	85	100,143
4.45%, 02/15/44 (Call 08/15/43)	55	68,680
Series B, 6.00%, 01/15/36	85	119,507
Series C, 4.00%, 11/15/46 (Call 05/15/46)	50	59,560
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	20	25,444
5.70%, 12/01/36	30	41,370
Wisconsin Power & Light Co., 6.38%, 08/15/37	45	65,046
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	25	27,061
3.67%, 12/01/42	35	40,643
4.75%, 11/01/44 (Call 05/01/44)	30	39,349

Security	Par (000)	Value

Electric (continued)
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	$50	$54,825
6.50%, 07/01/36	60	87,654

		24,360,693
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.75%, 10/15/50 (Call 04/15/50)	60	60,667

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	50	60,271
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)	45	47,059
3.81%, 11/21/47 (Call 05/21/47)	25	30,336
5.38%, 03/01/41	40	56,453
5.70%, 03/15/36	50	69,586
5.70%, 03/15/37	26	36,521

		300,226

Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	74	85,673

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41 (Call 08/11/40)(a)	200	205,756
Bioceanico Sovereign Certificate Ltd.,0.00% 06/05/34(c)(f)	146	110,657
Cellnex Finance Co SA, 3.88%, 07/07/41 (Call 04/07/41)(a)	40	40,448
Mexico City Airport Trust, 5.50%, 10/31/46 (Call 04/30/46)(f)	200	208,656

		565,517
Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	110	115,368
6.20%, 03/01/40	35	51,115
Waste Management Inc.
2.95%, 06/01/41 (Call 12/01/40)	125	130,424
4.15%, 07/15/49 (Call 01/15/49)	25	31,237

		328,144
Food — 1.2%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	35	34,828
4.80%, 03/15/48 (Call 09/15/47)	65	82,302
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	123	159,099
5.40%, 11/01/48 (Call 05/01/48)	45	61,344
General Mills Inc., 3.00%, 02/01/51 (Call 08/01/50)(a)	115	119,369
Grupo Bimbo SAB de CV, 4.70%, 11/10/47 (Call 05/10/47)(f)	200	244,282
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	55	55,265
3.13%, 11/15/49 (Call 05/15/49)	51	55,369
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	100	106,418
Ingredion Inc., 3.90%, 06/01/50 (Call 12/01/49)	15	17,307
JBS Finance Luxembourg Sarl, 3.63%, 01/15/32 (Call 06/15/26)(a)	200	206,896
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 3.75%, 12/01/31 (Call 12/01/26)(a)	15	15,826
JM Smucker Co. (The)
4.25%, 03/15/35	99	117,609
4.38%, 03/15/45	36	43,857
Kellogg Co., 4.50%, 04/01/46	70	87,375
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	87	120,835
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	210	242,594
4.63%, 10/01/39 (Call 04/01/39)	36	42,994

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.88%, 10/01/49 (Call 04/01/49)	$105	$130,844
5.00%, 07/15/35 (Call 01/15/35)	50	62,138
5.00%, 06/04/42	115	144,629
5.20%, 07/15/45 (Call 01/15/45)	140	179,238
5.50%, 06/01/50 (Call 12/01/49)	60	80,121
6.50%, 02/09/40	55	79,930
6.75%, 03/15/32	30	41,143
6.88%, 01/26/39	70	104,406
7.13%, 08/01/39(a)	65	98,712
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	70	78,940
3.95%, 01/15/50 (Call 07/15/49)	70	81,612
4.45%, 02/01/47 (Call 08/01/46)	60	73,123
4.65%, 01/15/48 (Call 07/15/47)	55	69,055
5.00%, 04/15/42 (Call 10/15/41)	15	19,404
5.15%, 08/01/43 (Call 02/01/43)	35	46,084
5.40%, 07/15/40 (Call 01/15/40)	40	53,428
5.40%, 01/15/49 (Call 07/15/48)	25	34,779
6.90%, 04/15/38	26	38,761
Mars Inc.
3.60%, 04/01/34 (Call 01/01/34)(a)	80	92,137
3.88%, 04/01/39 (Call 10/01/38)(a)	10	11,903
3.95%, 04/01/44 (Call 10/01/43)(a)	45	53,362
3.95%, 04/01/49 (Call 10/01/48)(a)	90	110,179
4.13%, 04/01/54 (Call 10/01/53)(a)	43	54,752
4.20%, 04/01/59 (Call 10/01/58)(a)	75	96,613
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	46	55,804
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	25	23,826
Nestle Holdings Inc., 3.90%, 09/24/38 (Call 03/24/38)(a)	280	336,552
Pilgrim’s Pride Corp., 3.50%, 03/01/32 (Call 09/01/26)(a)	10	10,213
Post Holdings Inc., 4.50%, 09/15/31 (Call 09/15/26)(a)	140	141,490
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	35	42,657
4.85%, 10/01/45 (Call 04/01/45)	53	67,661
6.60%, 04/01/50 (Call 10/01/49)	154	246,656
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	85	106,680
4.88%, 08/15/34 (Call 02/15/34)	75	93,873
5.10%, 09/28/48 (Call 03/28/48)	65	88,890
5.15%, 08/15/44 (Call 02/15/44)	45	59,727

		4,922,891

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49 (Call 10/30/48)(f)	200	241,114
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	67	84,143
4.40%, 08/15/47 (Call 02/15/47)	49	61,495
4.80%, 06/15/44 (Call 12/15/43)	55	70,833
5.15%, 05/15/46 (Call 11/15/45)	55	73,903
6.00%, 11/15/41 (Call 05/15/41)	30	43,051
7.30%, 11/15/39	56	88,227

		662,766

Gas — 0.4%
APT Pipelines Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	10	12,464
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	35	38,684
4.13%, 10/15/44 (Call 04/15/44)	40	47,837
4.13%, 03/15/49 (Call 09/15/48)	15	18,507
4.15%, 01/15/43 (Call 07/15/42)	55	65,474

Security	Par (000)	Value

Gas (continued)
4.30%, 10/01/48 (Call 04/01/48)	$40	$50,139
5.50%, 06/15/41 (Call 12/15/40)	75	102,283
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)	73	84,635
4.50%, 03/10/46 (Call 09/10/45)(a)	50	59,684
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	86	101,488
5.85%, 01/15/41 (Call 07/15/40)	10	13,985
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	40	54,732
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	100	122,020
4.80%, 02/15/44 (Call 08/15/43)	75	95,408
5.65%, 02/01/45 (Call 08/01/44)	105	147,062
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	10	12,416
4.66%, 02/01/44 (Call 08/01/43)	50	62,415
Piedmont Natural Gas Co. Inc., 3.64%, 11/01/46 (Call 05/01/46)	25	27,302
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	50	56,813
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	35	42,010
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	59	71,019
4.40%, 05/30/47 (Call 11/30/46)	70	83,914
5.88%, 03/15/41 (Call 09/15/40)	51	71,674
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	45	44,591
3.80%, 09/29/46 (Call 03/29/46)	45	49,651
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	47	53,911
Series K, 3.80%, 09/15/46 (Call 03/15/46)	50	57,442

		1,647,560

Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	45	48,561
4.10%, 03/01/48 (Call 09/01/47)	45	56,123
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	66	65,352
4.85%, 11/15/48 (Call 05/15/48)	50	68,147
5.20%, 09/01/40	25	33,649

		271,832

Health Care - Products — 0.6%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	169	218,921
4.75%, 04/15/43 (Call 10/15/42)	90	119,955
4.90%, 11/30/46 (Call 05/30/46)	185	256,715
5.30%, 05/27/40	90	126,185
6.15%, 11/30/37	78	116,012
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	50	55,522
Boston Scientific Corp.
4.70%, 03/01/49 (Call 09/01/48)	59	76,692
7.38%, 01/15/40	55	88,070
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	10	12,701
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	170	185,033
3.40%, 11/15/49 (Call 05/15/49)	97	107,953
Koninklijke Philips NV
5.00%, 03/15/42	60	79,888
6.88%, 03/11/38	30	45,625

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Medtronic Inc.
4.38%, 03/15/35	$165	$207,042
4.63%, 03/15/45	155	206,821
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	25	25,592
4.10%, 04/01/43 (Call 10/01/42)	20	23,696
4.38%, 05/15/44 (Call 11/15/43)	100	124,576
4.63%, 03/15/46 (Call 09/15/45)	65	85,363
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	81	100,659
5.30%, 02/01/44 (Call 08/01/43)	45	63,158
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 02/15/45)	90	108,625

		2,434,804

Health Care - Services — 1.9%
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	40	45,180
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	57	64,454
4.27%, 08/15/48 (Call 02/15/48)	51	65,605
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	25	26,573
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	65	73,635
4.13%, 11/15/42 (Call 05/15/42)	25	29,074
4.50%, 05/15/42 (Call 11/15/41)	25	30,395
4.75%, 03/15/44 (Call 09/15/43)	45	56,638
6.63%, 06/15/36	61	88,995
6.75%, 12/15/37	65	96,600
AHS Hospital Corp., 5.02%, 07/01/45	30	41,666
Allina Health System, Series 2019, 3.89%, 04/15/49	35	41,726
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	153	189,483
4.63%, 05/15/42	95	118,890
4.65%, 01/15/43	85	106,848
4.65%, 08/15/44 (Call 02/15/44)	105	132,601
5.10%, 01/15/44	116	153,280
5.95%, 12/15/34	30	41,603
Ascension Health
3.95%, 11/15/46	95	118,090
4.85%, 11/15/53	57	83,263
Series B, 3.11%, 11/15/39 (Call 05/15/39)	15	16,334
Banner Health
2.91%, 01/01/51 (Call 07/01/50)	30	31,226
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	50	54,359
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	90	110,953
Baylor Scott & White Holdings
4.19%, 11/15/45 (Call 05/15/45)	70	86,834
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	60	61,120
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	25	32,202
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	30	29,494
City of Hope
Series 2013, 5.62%, 11/15/43	35	50,941
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	30	38,184
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	77	88,585
4.19%, 10/01/49 (Call 04/01/49)	81	94,478
4.35%, 11/01/42	40	47,300

Security	Par (000)	Value

Health Care - Services (continued)
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	$25	$27,833
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	20	24,099
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	35	42,561
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	30	37,477
4.50%, 07/01/57 (Call 01/01/57)	45	61,812
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	58	59,221
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	45	45,927
5.13%, 06/15/39 (Call 12/15/38)	115	144,631
5.25%, 06/15/49 (Call 12/15/48)	120	156,544
5.50%, 06/15/47 (Call 12/15/46)	115	151,768
7.50%, 11/06/33	25	35,797
7.50%, 11/15/95	15	22,844
Health Care Service Corp. A Mutual Legal Reserve Co.,
3.20%, 06/01/50 (Call 12/01/49)(a)	80	85,285
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	45	52,722
4.63%, 12/01/42 (Call 06/01/42)	41	51,070
4.80%, 03/15/47 (Call 09/14/46)	55	70,899
4.95%, 10/01/44 (Call 04/01/44)	25	32,722
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	30	38,526
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	35	43,680
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	35	40,306
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	55	63,342
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	30	35,869
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	129	162,478
4.88%, 04/01/42	70	95,694
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	40	44,023
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	78	96,818
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	10	12,718
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	20	23,907
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	35	37,613
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	10	11,221
Mayo Clinic
3.77%, 11/15/43	55	65,630
Series 2016, 4.13%, 11/15/52	20	25,990
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	70	89,953
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	35	39,584
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	30	33,633
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	60	77,062
5.00%, 07/01/42	60	82,943
Montefiore Obligated Group
4.29%, 09/01/50	50	53,430
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	25	29,824
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	70	79,057
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	10	11,284
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	75	93,364

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	$55	$63,469
4.26%, 11/01/47 (Call 11/01/46)	10	12,057
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	40	42,852
Orlando Health Obligated Group, 4.09%, 10/01/48 (Call 04/01/48)	70	86,058
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	25	34,292
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	34	40,713
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	30	37,603
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	50	56,674
3.95%, 07/01/46 (Call 07/01/45)	60	72,565
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	15	14,834
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	30	34,163
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	43	51,900
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	31	38,011
Tenet Healthcare Corp., 6.88%, 11/15/31	35	40,305
Texas Health Resources, 4.33%, 11/15/55	30	39,994
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	105	126,494
6.02%, 11/15/48	30	36,957
Trinity Health Corp., Series 2019, 3.43%, 12/01/48	25	28,019
UnitedHealth Group Inc.
2.90%, 05/15/50 (Call 11/15/49)	110	113,796
3.50%, 08/15/39 (Call 02/15/39)	90	101,729
3.70%, 08/15/49 (Call 02/15/49)	115	133,691
3.75%, 10/15/47 (Call 04/15/47)	57	66,622
3.88%, 08/15/59 (Call 02/15/59)	50	60,507
3.95%, 10/15/42 (Call 04/15/42)	45	53,920
4.20%, 01/15/47 (Call 07/15/46)	30	37,139
4.25%, 03/15/43 (Call 09/15/42)	68	84,500
4.25%, 04/15/47 (Call 10/15/46)	80	100,202
4.25%, 06/15/48 (Call 12/15/47)	125	157,615
4.38%, 03/15/42 (Call 09/15/41)	80	99,995
4.45%, 12/15/48 (Call 06/15/48)	50	64,981
4.63%, 07/15/35	181	229,988
4.63%, 11/15/41 (Call 05/15/41)	100	127,876
4.75%, 07/15/45	172	229,384
5.80%, 03/15/36	54	76,466
5.95%, 02/15/41 (Call 08/15/40)	10	14,705
6.50%, 06/15/37	40	60,558
6.63%, 11/15/37	35	53,565
6.88%, 02/15/38	113	176,205
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	54	72,120
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	40	40,556

		7,850,850
Holding Companies - Diversified — 0.2%
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)	110	167,037
MDGH-GMTN BV, 3.95%, 05/21/50 (Call 11/21/49)(f)	200	231,110
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(f)	200	206,472

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Temasek Financial I Ltd., 2.25%, 04/06/51 (Call 10/06/50)(a)	$250	$240,150

		844,769

Home Builders — 0.0%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	50	64,464
PulteGroup Inc., 6.00%, 02/15/35	80	105,700

		170,164

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	86	105,185

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	30	36,035
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	100	110,559
3.90%, 05/04/47 (Call 11/04/46)	65	79,889
5.30%, 03/01/41	30	41,736
6.63%, 08/01/37	25	38,944

		307,163

Housewares — 0.0%
Newell Brands Inc.
5.88%, 04/01/36 (Call 10/01/35)	50	63,002
6.00%, 04/01/46 (Call 10/01/45)	30	38,953
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32 (Call 08/01/26)(a)	15	15,207

		117,162
Insurance — 2.7%
Aflac Inc., 4.75%, 01/15/49 (Call 07/15/48)	95	122,589
AIA Group Ltd., 3.20%, 09/16/40 (Call 03/16/40)(a)	235	244,040
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	15	19,302
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	10	12,098
4.20%, 12/15/46 (Call 06/15/46)	40	50,046
4.50%, 06/15/43	65	83,557
5.35%, 06/01/33	57	74,433
5.55%, 05/09/35	75	102,765
5.95%, 04/01/36	10	14,047
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(b)	35	46,986
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	45	56,006
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	200	228,906
4.38%, 01/15/55 (Call 07/15/54)	81	101,502
4.50%, 07/16/44 (Call 01/16/44)	100	123,847
4.70%, 07/10/35 (Call 01/10/35)	81	99,742
4.75%, 04/01/48 (Call 10/01/47)	140	182,490
8.18%, 05/15/68 (Call 05/15/38), (3 mo. LIBOR US + 4.195%)(b)	50	74,512
Aon Corp., 6.25%, 09/30/40	40	58,199
Aon Corp./Aon Global Holdings PLC, 2.90%, 08/23/51 (Call 02/23/51)	50	49,361
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	40	50,726
4.75%, 05/15/45 (Call 11/15/44)	44	56,712
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	65	86,752
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	45	50,025
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	40	53,486
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (Call 04/15/50)	120	121,165
4.20%, 08/15/48 (Call 02/15/48)	123	154,178

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.25%, 01/15/49 (Call 07/15/48)	$131	$165,031
4.30%, 05/15/43	45	56,414
4.40%, 05/15/42	55	69,569
5.75%, 01/15/40	103	150,186
Berkshire Hathaway Inc., 4.50%, 02/11/43	82	105,472
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	37	42,000
Chubb Corp. (The)
6.00%, 05/11/37	16	23,510
Series 1, 6.50%, 05/15/38	20	30,649
Chubb INA Holdings Inc.
4.15%, 03/13/43	25	30,884
4.35%, 11/03/45 (Call 05/03/45)	15	19,264
6.70%, 05/15/36	25	38,161
Cincinnati Financial Corp., 6.13%, 11/01/34	55	76,409
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	160	208,122
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	15	19,378
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(b)	80	101,117
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(a)(b)	35	40,200
Genworth Holdings Inc., 6.50%, 06/15/34	25	25,309
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	35	45,457
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	20	24,214
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)	15	16,305
4.85%, 01/24/77(a)	55	73,416
4.88%, 06/19/64(a)	10	13,295
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	25	30,279
4.40%, 03/15/48 (Call 09/15/47)	50	62,508
5.95%, 10/15/36	40	55,722
6.10%, 10/01/41	40	57,698
High Street Funding Trust II, 4.68%, 02/15/48 (Call 11/15/47)(a)	10	12,399
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)	85	96,756
3.95%, 05/15/60 (Call 11/15/59)(a)	70	78,961
4.30%, 02/01/61 (Call 02/03/26)(a)	65	61,645
7.80%, 03/07/87(a)	30	40,274
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	50	60,999
4.38%, 06/15/50 (Call 12/15/49)(d)	30	37,015
7.00%, 06/15/40	50	77,917
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	90	108,507
Manulife Financial Corp., 5.38%, 03/04/46	35	49,978
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)	26	30,823
4.30%, 11/01/47 (Call 05/01/47)	35	42,144
5.00%, 04/05/46	25	32,838
5.00%, 05/20/49 (Call 11/20/48)	60	79,388
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	85	106,400
4.35%, 01/30/47 (Call 07/30/46)	35	44,527
4.75%, 03/15/39 (Call 09/15/38)	50	64,779
4.90%, 03/15/49 (Call 09/15/48)	65	89,599
5.88%, 08/01/33	35	47,715
Massachusetts Mutual Life Insurance Co. 3.38%, 04/15/50(a)	30	32,292

Security	Par (000)	Value

Insurance (continued)
3.73%, 10/15/70(a)	$71	$78,433
4.90%, 04/01/77(a)	60	80,144
MetLife Inc.
4.05%, 03/01/45	75	90,983
4.13%, 08/13/42	61	73,874
4.60%, 05/13/46 (Call 11/13/45)	30	39,449
4.72%, 12/15/44	90	118,776
4.88%, 11/13/43	91	121,634
5.70%, 06/15/35	121	168,309
6.38%, 06/15/34	78	112,149
6.40%, 12/15/36 (Call 12/15/31)	80	102,436
6.50%, 12/15/32	60	85,572
10.75%, 08/01/69 (Call 08/01/34)	31	55,000
Nationwide Financial Services Inc.
5.30%, 11/18/44(a)	45	57,753
6.75%, 05/15/87	20	24,646
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)	150	171,381
7.88%, 04/01/33(a)	100	143,570
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)	40	46,452
4.45%, 05/15/69 (Call 11/15/68)(a)	30	38,468
5.88%, 05/15/33(a)	157	210,027
6.75%, 11/15/39(a)	170	260,421
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(a)	218	245,908
3.85%, 09/30/47 (Call 03/30/47)(a)	25	29,043
6.06%, 03/30/40(a)	10	14,389
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)	95	110,793
Pacific LifeCorp., 3.35%, 09/15/50 (Call 03/15/50)(a)	25	27,177
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)	40	42,816
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	10	12,380
4.35%, 05/15/43	46	56,452
4.63%, 09/15/42	55	69,285
Progressive Corp. (The)
3.95%, 03/26/50 (Call 09/26/49)	15	18,528
4.13%, 04/15/47 (Call 10/15/46)	172	214,690
4.20%, 03/15/48 (Call 09/15/47)	50	63,092
4.35%, 04/25/44	45	57,119
Provident Financing Trust I, 7.41%, 03/15/38(d)	25	30,518
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	95	110,759
3.91%, 12/07/47 (Call 06/07/47)	80	94,847
3.94%, 12/07/49 (Call 06/07/49)	135	161,579
4.35%, 02/25/50 (Call 08/25/49)	50	63,976
4.42%, 03/27/48 (Call 09/27/47)	55	69,741
4.60%, 05/15/44	53	68,275
5.70%, 12/14/36	52	72,128
6.63%, 12/01/37	55	81,699
Securian Financial Group Inc., 4.80%, 04/15/48(a)	60	74,302
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	15	19,474
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)	85	105,924
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)	40	43,171
4.27%, 05/15/47 (Call 11/15/46)(a)	140	172,831
4.90%, 09/15/44(a)	80	105,654
6.85%, 12/16/39(a)	102	155,727

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Transatlantic Holdings Inc., 8.00%, 11/30/39	$40	$62,744
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)	50	53,624
3.75%, 05/15/46 (Call 11/15/45)	120	142,048
4.00%, 05/30/47 (Call 11/30/46)	55	67,568
4.10%, 03/04/49 (Call 09/04/48)	60	76,179
4.30%, 08/25/45 (Call 02/25/45)	55	69,970
4.60%, 08/01/43	30	39,740
6.25%, 06/15/37	75	110,777
6.75%, 06/20/36	61	93,224
Travelers Property Casualty Corp., 6.38%, 03/15/33	40	57,384
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	45	48,175
5.75%, 08/15/42	55	68,957
Voya Financial Inc.
4.80%, 06/15/46	15	19,352
5.70%, 07/15/43	60	84,298
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)	45	59,550
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	25	33,436
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	60	67,877
5.05%, 09/15/48 (Call 03/15/48)	55	72,706
WR Berkley Corp., 4.75%, 08/01/44	45	57,630
XLIT Ltd.
5.25%, 12/15/43	25	35,217
5.50%, 03/31/45	35	48,932

		10,934,139

Internet — 0.8%
Alibaba Group Holding Ltd.
3.15%, 02/09/51 (Call 08/09/50)	300	293,742
4.20%, 12/06/47 (Call 06/06/47)	255	295,076
Alphabet Inc., 2.05%, 08/15/50 (Call 02/15/50)	385	349,241
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	155	148,921
2.70%, 06/03/60 (Call 12/03/59)	223	216,314
3.88%, 08/22/37 (Call 02/22/37)	198	236,323
4.05%, 08/22/47 (Call 02/22/47)	282	348,287
4.25%, 08/22/57 (Call 02/22/57)	85	110,629
4.80%, 12/05/34 (Call 06/05/34)	77	99,738
4.95%, 12/05/44 (Call 06/05/44)	110	151,459
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	76	86,571
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	140	152,366
Prosus NV, 4.03%, 08/03/50 (Call 02/03/50)(f)	200	187,956
Tencent Holdings Ltd.
3.29%, 06/03/60 (Call 12/03/59)(f)	200	196,266
4.53%, 04/11/49 (Call 10/11/48)(f)	200	242,200

		3,115,089

Iron & Steel — 0.2%
ArcelorMittal SA
6.75%, 03/01/41	40	56,827
7.00%, 10/15/39	46	66,119
Cleveland-Cliffs Inc., 6.25%, 10/01/40(d)	20	21,917
Nucor Corp., 2.98%, 12/15/55 (Call 06/15/55)(a)	79	80,056
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	25	25,315
United States Steel Corp., 6.65%, 06/01/37	25	27,275
Vale Overseas Ltd.
6.88%, 11/21/36	162	227,425
6.88%, 11/10/39	90	128,895

Security	Par (000)	Value

Iron & Steel (continued)
8.25%, 01/17/34	$15	$22,352
Vale SA, 5.63%, 09/11/42	20	25,781

		681,962

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	40	43,504

Lodging — 0.0%
Hilton Domestic Operating Co. Inc., 3.63%, 02/15/32 (Call 08/15/26)(a)	110	109,667

Machinery — 0.3%
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	95	105,666
3.25%, 04/09/50 (Call 10/09/49)	70	78,353
3.80%, 08/15/42	75	89,771
4.30%, 05/15/44 (Call 11/15/43)	70	90,621
4.75%, 05/15/64 (Call 11/15/63)	45	65,580
5.20%, 05/27/41	81	112,623
6.05%, 08/15/36	65	95,594
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	20	22,531
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	65	69,010
3.75%, 04/15/50 (Call 10/15/49)	70	85,574
3.90%, 06/09/42 (Call 12/09/41)	79	96,175
Dover Corp.
5.38%, 10/15/35	35	45,578
5.38%, 03/01/41 (Call 12/01/40)	45	59,407
Otis Worldwide Corp., 3.11%, 02/15/40 (Call 08/15/39)	25	26,260
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	30	38,184
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	20	24,549

		1,105,476

Manufacturing — 0.5%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	35	37,546
3.63%, 10/15/47 (Call 04/15/47)	45	52,296
3.70%, 04/15/50 (Call 10/15/49)	50	59,273
3.88%, 06/15/44	50	60,010
4.00%, 09/14/48 (Call 03/14/48)	100	123,048
5.70%, 03/15/37	62	87,127
Eaton Corp.
3.92%, 09/15/47 (Call 02/15/47)	15	17,697
4.15%, 11/02/42	70	84,556
General Electric Co.
4.13%, 10/09/42	37	43,201
4.25%, 05/01/40 (Call 11/01/39)	43	51,295
4.50%, 03/11/44	47	57,816
5.88%, 01/14/38	233	320,140
6.15%, 08/07/37	28	39,241
6.88%, 01/10/39	210	318,066
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	25	30,011
4.88%, 09/15/41 (Call 03/15/41)	51	68,569
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	50	58,690
4.10%, 03/01/47 (Call 09/01/46)	20	23,764
4.20%, 11/21/34 (Call 05/21/34)	70	82,237
4.45%, 11/21/44 (Call 05/21/44)	60	74,476
6.25%, 05/15/38	10	14,124
Siemens Financieringsmaatschappij NV, 4.20%, 03/16/47(a)	250	318,530

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Trane Technologies Global Holding Co. Ltd. 4.30%, 02/21/48 (Call 08/21/47)	$50	$61,450
5.75%, 06/15/43	65	95,152

		2,178,315

Media — 2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(a)	45	45,399
4.50%, 05/01/32 (Call 05/01/26)	200	209,166
4.50%, 06/01/33 (Call 06/01/27)(a)	125	129,542
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	100	101,068
3.70%, 04/01/51 (Call 10/01/50)	210	211,054
3.85%, 04/01/61 (Call 10/01/60)	120	119,098
4.80%, 03/01/50 (Call 09/01/49)	155	181,900
5.13%, 07/01/49 (Call 01/01/49)	110	132,595
5.38%, 04/01/38 (Call 10/01/37)	90	111,193
5.38%, 05/01/47 (Call 11/01/46)	205	252,138
5.75%, 04/01/48 (Call 10/01/47)	198	255,871
6.38%, 10/23/35 (Call 04/23/35)	255	340,573
6.48%, 10/23/45 (Call 04/23/45)	281	392,152
6.83%, 10/23/55 (Call 04/23/55)	30	44,729
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	65	59,882
2.65%, 08/15/62 (Call 02/15/62)	105	97,399
2.89%, 11/01/51 (Call 05/01/51)(a)	397	395,178
2.94%, 11/01/56 (Call 05/01/56)(a)	434	429,834
2.99%, 11/01/63 (Call 05/01/63)(a)	239	235,398
3.20%, 07/15/36 (Call 01/15/36)	155	168,930
3.25%, 11/01/39 (Call 05/01/39)	111	120,620
3.40%, 07/15/46 (Call 01/15/46)	135	147,258
3.45%, 02/01/50 (Call 08/01/49)	155	170,111
3.90%, 03/01/38 (Call 09/01/37)	80	93,217
3.97%, 11/01/47 (Call 05/01/47)	169	198,976
4.00%, 08/15/47 (Call 02/15/47)	60	70,958
4.00%, 03/01/48 (Call 09/01/47)	75	88,913
4.00%, 11/01/49 (Call 05/01/49)	181	215,560
4.05%, 11/01/52 (Call 05/01/52)	74	89,063
4.20%, 08/15/34 (Call 02/15/34)	50	59,505
4.25%, 01/15/33	69	82,554
4.40%, 08/15/35 (Call 02/25/35)	95	115,510
4.50%, 01/15/43	30	37,378
4.60%, 10/15/38 (Call 04/15/38)	104	130,419
4.60%, 08/15/45 (Call 02/15/45)	80	102,616
4.65%, 07/15/42	65	82,480
4.70%, 10/15/48 (Call 04/15/48)	135	177,956
4.75%, 03/01/44	50	65,004
5.65%, 06/15/35	40	54,365
6.50%, 11/15/35	90	131,311
7.05%, 03/15/33	47	68,962
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)	121	143,528
4.70%, 12/15/42(a)	140	173,194
CSC Holdings LLC
4.50%, 11/15/31 (Call 11/15/26)(a)	100	100,656
5.00%, 11/15/31 (Call 11/15/26)(a)	25	24,950
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	131	140,517
4.65%, 05/15/50 (Call 11/15/49)	60	71,065
4.88%, 04/01/43	25	30,158

Security	Par (000)	Value

Media (continued)
5.00%, 09/20/37 (Call 03/20/37)	$45	$55,080
5.30%, 05/15/49 (Call 11/15/48)	66	84,270
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	30	38,954
5.58%, 01/25/49 (Call 07/25/48)	50	68,746
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	15	18,604
6.63%, 01/15/40	65	93,539
NBCUniversal Media LLC, 5.95%, 04/01/41	55	81,349
Sirius XM Radio Inc., 3.88%, 09/01/31 (Call 09/01/26)(a)	68	67,706
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	15	20,814
5.85%, 04/15/40	70	98,061
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	89	99,869
5.50%, 09/01/41 (Call 03/01/41)	90	112,712
5.88%, 11/15/40 (Call 05/15/40)	135	173,926
6.55%, 05/01/37	45	61,490
6.75%, 06/15/39	120	167,701
7.30%, 07/01/38	160	233,246
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	45	46,780
3.70%, 12/01/42	35	40,186
4.13%, 06/01/44	90	109,678
4.38%, 08/16/41	50	62,113
Series B, 7.00%, 03/01/32	51	73,712
Series E, 4.13%, 12/01/41	55	66,689
ViacomCBS Inc.
4.20%, 05/19/32 (Call 02/19/32)	125	144,536
4.38%, 03/15/43	60	70,228
4.60%, 01/15/45 (Call 07/15/44)	60	72,263
4.85%, 07/01/42 (Call 01/01/42)	59	72,431
4.90%, 08/15/44 (Call 02/15/44)	45	55,440
4.95%, 05/19/50 (Call 11/19/49)	80	101,720
5.25%, 04/01/44 (Call 10/01/43)	75	96,576
5.50%, 05/15/33	35	44,964
6.88%, 04/30/36	119	171,741
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	115	114,433
3.50%, 05/13/40 (Call 11/13/39)	135	151,747
3.60%, 01/13/51 (Call 07/13/50)	205	236,992
4.63%, 03/23/40 (Call 09/23/39)	50	63,895
4.70%, 03/23/50 (Call 09/23/49)	140	187,604
4.75%, 09/15/44 (Call 03/15/44)	80	105,009
4.95%, 10/15/45 (Call 04/15/45)	70	94,445
5.40%, 10/01/43	70	98,533
6.15%, 03/01/37	26	37,337
6.20%, 12/15/34	121	171,398
6.40%, 12/15/35	76	112,151
6.65%, 11/15/37	105	160,215

		11,138,786

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43 (Call 07/15/42)	80	92,688
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	40	49,157

		141,845

Mining — 0.8%
Barrick Gold Corp.
5.25%, 04/01/42	87	114,829
6.45%, 10/15/35	55	77,345

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mining (continued)
Barrick North America Finance LLC
5.70%, 05/30/41	$64	$88,579
5.75%, 05/01/43	49	68,720
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	115	140,539
5.00%, 09/30/43	175	241,904
Corp. Nacional del Cobre de Chile
4.25%, 07/17/42(a)	200	230,494
4.38%, 02/05/49 (Call 08/05/48)(f)	200	237,700
4.50%, 08/01/47 (Call 02/01/47)(f)	200	239,632
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	55	68,355
5.45%, 03/15/43 (Call 09/15/42)	135	172,697
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	25	32,679
6.00%, 11/15/41(a)	50	67,646
6.90%, 11/15/37(a)	24	34,409
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)	30	35,189
5.75%, 11/15/41(a)	45	60,825
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	75	96,159
5.88%, 04/01/35	50	67,710
6.25%, 10/01/39	90	130,058
Rio Tinto Alcan Inc., 5.75%, 06/01/35	60	83,779
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	20	27,476
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	65	80,521
4.75%, 03/22/42 (Call 09/22/41)	50	66,313
Southern Copper Corp.
5.25%, 11/08/42	105	134,658
5.88%, 04/23/45	103	143,241
6.75%, 04/16/40	40	57,060
7.50%, 07/27/35	30	43,669
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	30,002
5.40%, 02/01/43 (Call 08/01/42)	25	30,863
6.00%, 08/15/40 (Call 02/15/40)	40	51,657
6.13%, 10/01/35	45	58,245
6.25%, 07/15/41 (Call 01/15/41)	41	54,689

		3,067,642

Office & Business Equipment — 0.0%
Xerox Corp.
4.80%, 03/01/35	25	25,912
6.75%, 12/15/39	25	28,241

		54,153

Oil & Gas — 4.2%
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	40	42,923
5.10%, 09/01/40 (Call 03/01/40)	95	105,610
5.25%, 02/01/42 (Call 08/01/41)	30	33,344
5.35%, 07/01/49 (Call 01/01/49)	30	33,463
6.00%, 01/15/37	30	35,417
7.38%, 08/15/47	10	12,296
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	25	23,710
2.94%, 06/04/51 (Call 12/04/50)	300	294,453
3.06%, 06/17/41 (Call 12/17/40)	50	51,524
3.38%, 02/08/61 (Call 08/08/60)	195	202,114

Security	Par (000)	Value
Oil & Gas (continued)
Burlington Resources LLC, 5.95%, 10/15/36	$60	$83,537
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	110	138,054
6.25%, 03/15/38	122	164,770
6.75%, 02/01/39	35	49,303
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	65	77,588
5.40%, 06/15/47 (Call 12/15/46)	40	49,417
6.75%, 11/15/39	115	155,472
6.80%, 09/15/37	10	13,316
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	110	115,522
3.08%, 05/11/50 (Call 11/11/49)	70	73,828
Chevron USA Inc.
4.95%, 08/15/47 (Call 02/15/47)	80	109,374
5.05%, 11/15/44 (Call 05/15/44)	85	114,923
6.00%, 03/01/41 (Call 09/01/40)	97	143,238
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	240,888
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	200	220,230
CNOOC Petroleum North America ULC
6.40%, 05/15/37	50	66,962
7.88%, 03/15/32	100	143,183
ConocoPhillips
4.88%, 10/01/47 (Call 04/01/47)(a)	105	138,886
5.90%, 10/15/32	35	47,007
5.90%, 05/15/38	82	114,244
6.50%, 02/01/39	50	73,686
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	67	81,462
5.95%, 03/15/46 (Call 09/15/45)	80	120,095
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	55	61,960
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	89	101,330
5.00%, 06/15/45 (Call 12/15/44)	55	65,150
5.60%, 07/15/41 (Call 01/15/41)	30	37,551
Ecopetrol SA
5.88%, 05/28/45	100	107,221
7.38%, 09/18/43	50	61,161
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	100	115,055
Equinor ASA
3.70%, 04/06/50 (Call 10/06/49)	125	146,375
3.95%, 05/15/43	162	190,961
4.25%, 11/23/41	50	61,450
4.80%, 11/08/43	80	105,226
Exxon Mobil Corp.
3.45%, 04/15/51 (Call 10/15/50)	60	66,335
3.57%, 03/06/45 (Call 09/06/44)	121	134,730
4.11%, 03/01/46 (Call 09/01/45)	195	233,649
4.23%, 03/19/40 (Call 09/19/39)	235	284,686
4.33%, 03/19/50 (Call 09/19/49)	230	288,540
Gazprom PJSC Via Gaz Capital SA, 7.29%, 08/16/37(f)	200	279,832
Hess Corp.
5.80%, 04/01/47 (Call 10/01/46)	85	110,666
6.00%, 01/15/40	85	109,416
7.13%, 03/15/33	45	60,942
KazMunayGas National Co. JSC, 6.38%, 10/24/48(f)	250	328,495
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	40	48,412
6.60%, 10/01/37	41	54,472

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	$35	$41,425
5.00%, 09/15/54 (Call 03/15/54)	55	67,118
6.50%, 03/01/41 (Call 09/01/40)	138	191,826
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	35	44,815
Murphy Oil Corp., 6.38%, 12/01/42 (Call 06/01/42)	25	24,869
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	55	54,026
4.20%, 03/15/48 (Call 09/15/47)	75	73,440
4.30%, 08/15/39 (Call 02/15/39)	51	51,879
4.40%, 04/15/46 (Call 10/15/45)	75	76,457
4.40%, 08/15/49 (Call 02/15/49)	55	55,407
4.50%, 07/15/44 (Call 01/15/44)	50	51,089
4.63%, 06/15/45 (Call 12/15/44)	50	51,698
6.20%, 03/15/40	54	64,377
6.45%, 09/15/36	125	156,847
6.60%, 03/15/46 (Call 09/15/45)	75	94,876
7.88%, 09/15/31	35	46,523
7.95%, 06/15/39	25	32,869
Ovintiv Inc.
5.15%, 11/15/41 (Call 05/15/41)	25	28,070
6.50%, 08/15/34	54	72,204
6.50%, 02/01/38	35	48,393
6.63%, 08/15/37	40	54,922
7.20%, 11/01/31	26	34,632
7.38%, 11/01/31	20	26,862
Pertamina Persero PT
5.63%, 05/20/43(f)	200	242,676
6.00%, 05/03/42(f)	200	250,606
6.45%, 05/30/44(f)	200	266,366
Petrobras Global Finance BV
6.75%, 01/27/41	100	117,844
6.75%, 06/03/50 (Call 12/03/49)	80	92,550
6.85%, 06/05/2115	200	222,306
6.88%, 01/20/40	14	16,743
6.90%, 03/19/49	100	118,672
7.25%, 03/17/44	130	158,618
Petroleos del Peru SA, 5.63%, 06/19/47(f)	200	209,030
Petroleos Mexicanos
5.50%, 06/27/44	50	40,662
6.35%, 02/12/48	200	168,956
6.38%, 01/23/45	170	145,554
6.50%, 06/02/41	75	67,235
6.63%, 06/15/35	200	193,594
6.75%, 09/21/47	464	407,605
6.95%, 01/28/60 (Call 07/28/59)	200	175,982
7.69%, 01/23/50 (Call 07/23/49)	550	524,975
Petronas Capital Ltd.
4.50%, 03/18/45(f)	200	248,902
4.55%, 04/21/50 (Call 10/21/49)(f)	300	377,274
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	139	164,990
4.88%, 11/15/44 (Call 05/15/44)	155	194,737
5.88%, 05/01/42	45	61,961
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(a)	200	206,442
3.30%, 07/12/51 (Call 01/12/51)(a)	200	206,724
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(f)	200	196,324
4.25%, 04/16/39(f)	200	230,150

Security	Par (000)	Value
Oil & Gas (continued)
4.38%, 04/16/49(f)	$200	$234,194
Shell International Finance BV
3.13%, 11/07/49 (Call 05/07/49)	121	127,892
3.25%, 04/06/50 (Call 10/06/49)	165	178,832
3.75%, 09/12/46	130	149,943
4.00%, 05/10/46	150	179,019
4.13%, 05/11/35	137	163,638
4.38%, 05/11/45	95	118,671
5.50%, 03/25/40	85	118,771
6.38%, 12/15/38	256	379,415
Sinopec Group Development Ltd., 3.10%, 01/08/51 (Call 07/08/50)(f)	200	200,318
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(f)	300	360,339
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	64	71,899
5.35%, 07/15/33	20	24,851
5.95%, 12/01/34	55	73,166
6.50%, 06/15/38	100	140,647
6.80%, 05/15/38	100	143,411
6.85%, 06/01/39	40	58,578
7.15%, 02/01/32	31	43,607
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(f)	200	178,958
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	135	139,987
3.13%, 05/29/50 (Call 11/29/49)	136	140,704
3.39%, 06/29/60 (Call 12/29/59)	15	16,057
3.46%, 07/12/49 (Call 01/12/49)	115	126,022
Transocean Inc.
6.80%, 03/15/38	50	27,760
9.35%, 12/15/41	10	6,356
Valero Energy Corp.
4.90%, 03/15/45(d)	95	115,372
6.63%, 06/15/37	65	88,714
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(f)	50	34,257

		16,816,934

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	83	94,998
Baker Hughes Holdings LLC, 5.13%, 09/15/40	85	109,937
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	55	61,245
4.75%, 08/01/43 (Call 02/01/43)	108	123,687
4.85%, 11/15/35 (Call 05/15/35)	111	131,228
5.00%, 11/15/45 (Call 05/15/45)	85	102,577
6.70%, 09/15/38	108	148,760
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	59	58,782

		831,214

Packaging & Containers — 0.1%
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	60	71,757
Sealed Air Corp., 6.88%, 07/15/33(a)	40	52,308
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	65	69,192
4.20%, 06/01/32 (Call 03/01/32)	50	58,398

		251,655

Pharmaceuticals — 3.5%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	310	363,711
4.25%, 11/21/49 (Call 05/21/49)	435	528,294

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
4.40%, 11/06/42	$190	$231,739
4.45%, 05/14/46 (Call 11/14/45)	151	185,307
4.50%, 05/14/35 (Call 11/14/34)	215	261,375
4.55%, 03/15/35 (Call 09/15/34)	174	211,812
4.70%, 05/14/45 (Call 11/14/44)	225	283,412
4.75%, 03/15/45 (Call 09/15/44)	150	189,018
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	50	58,855
4.30%, 12/15/47 (Call 06/15/47)	60	70,807
AstraZeneca PLC
4.00%, 09/18/42	111	135,231
4.38%, 11/16/45	63	81,303
4.38%, 08/17/48 (Call 02/17/48)	79	102,401
6.45%, 09/15/37	150	225,804
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	43	46,511
4.20%, 07/15/34 (Call 01/15/34)(a)	95	107,640
4.40%, 07/15/44 (Call 01/15/44)(a)	145	169,047
4.70%, 07/15/64 (Call 01/15/64)(a)	61	72,980
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	153	194,214
4.69%, 12/15/44 (Call 06/15/44)	104	132,128
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	80	77,624
3.25%, 08/01/42	130	142,574
4.13%, 06/15/39 (Call 12/15/38)	235	286,383
4.25%, 10/26/49 (Call 04/26/49)	335	426,174
4.35%, 11/15/47 (Call 05/15/47)	90	114,923
4.63%, 05/15/44 (Call 11/15/43)	40	52,894
5.00%, 08/15/45 (Call 02/15/45)	65	89,550
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	46	52,149
4.50%, 11/15/44 (Call 05/15/44)	40	46,150
4.60%, 03/15/43	25	29,576
4.90%, 09/15/45 (Call 03/15/45)	40	48,639
Cigna Corp.
3.20%, 03/15/40 (Call 09/15/39)	70	73,474
3.40%, 03/15/50 (Call 09/15/49)	115	122,619
3.88%, 10/15/47 (Call 04/15/47)	100	113,509
4.80%, 08/15/38 (Call 02/15/38)	84	105,153
4.80%, 07/15/46 (Call 01/16/46)	105	134,181
4.90%, 12/15/48 (Call 06/15/48)	125	163,465
6.13%, 11/15/41	46	66,174
CVS Health Corp.
4.25%, 04/01/50 (Call 10/01/49)	135	163,899
4.78%, 03/25/38 (Call 09/25/37)	442	549,397
4.88%, 07/20/35 (Call 01/20/35)	50	61,564
5.05%, 03/25/48 (Call 09/25/47)	556	735,466
5.13%, 07/20/45 (Call 01/20/45)	216	284,945
5.30%, 12/05/43 (Call 06/05/43)	77	103,293
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	130	120,501
3.95%, 03/15/49 (Call 09/15/48)	99	121,914
4.15%, 03/15/59 (Call 09/15/58)	135	175,103
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	58	72,253
5.38%, 04/15/34	65	88,018
6.38%, 05/15/38	202	304,574
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	100	96,873

Security	Par (000)	Value
Pharmaceuticals (continued)
3.40%, 01/15/38 (Call 07/15/37)	$166	$190,385
3.50%, 01/15/48 (Call 07/15/47)	93	109,924
3.63%, 03/03/37 (Call 09/03/36)	187	220,043
3.70%, 03/01/46 (Call 09/01/45)	175	210,849
3.75%, 03/03/47 (Call 09/03/46)	70	85,487
4.38%, 12/05/33 (Call 06/05/33)	286	359,130
4.50%, 09/01/40	60	78,634
4.50%, 12/05/43 (Call 06/05/43)	70	92,243
5.85%, 07/15/38	35	51,693
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	60	79,169
5.90%, 11/01/39	20	28,944
Merck & Co. Inc.
2.45%, 06/24/50 (Call 12/24/49)	225	216,144
3.60%, 09/15/42 (Call 03/15/42)	111	128,893
3.70%, 02/10/45 (Call 08/10/44)	100	117,243
4.15%, 05/18/43	145	180,307
6.50%, 12/01/33	40	59,416
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	50	63,117
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	110	113,947
3.70%, 09/21/42	40	47,281
4.00%, 11/20/45 (Call 05/20/45)	105	130,038
4.40%, 05/06/44	122	158,801
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	35	35,519
2.70%, 05/28/50 (Call 11/28/49)	140	141,849
3.90%, 03/15/39 (Call 09/15/38)	45	53,876
4.00%, 12/15/36	50	60,709
4.10%, 09/15/38 (Call 03/15/38)	55	67,324
4.13%, 12/15/46	87	108,780
4.20%, 09/15/48 (Call 03/15/48)	115	145,815
4.30%, 06/15/43	85	107,188
4.40%, 05/15/44	65	83,569
5.60%, 09/15/40	30	43,258
7.20%, 03/15/39	194	317,756
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	200	205,432
3.38%, 07/09/60 (Call 01/09/60)	40	42,529
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	110	122,237
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	65	56,595
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	75	93,065
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)(a)	120	129,967
4.00%, 06/22/50 (Call 12/22/49)(a)	150	163,302
Wyeth LLC
5.95%, 04/01/37	160	229,621
6.00%, 02/15/36	25	36,057
6.50%, 02/01/34	76	110,915
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	65	77,987
4.70%, 02/01/43 (Call 08/01/42)	145	188,513

		14,018,151

Pipelines — 2.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	240,310
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	25	24,537
5.85%, 11/15/43 (Call 05/15/43)	35	35,105

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)	$105	$113,888
3.40%, 01/15/38 (Call 07/15/37)(a)	40	42,846
3.70%, 01/15/39 (Call 07/15/38)(a)	15	16,897
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)(a)	30	30,023
Colonial Pipeline Co., 7.63%, 04/15/32(a)	25	36,461
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	55	77,051
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	35	40,252
6.45%, 11/03/36(a)	25	30,476
6.75%, 09/15/37(a)	35	43,823
Eastern Gas Transmission & Storage Inc., 4.80%, 11/01/43 (Call 05/01/43)(a)	55	68,206
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	25	27,326
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	46	60,331
7.38%, 10/15/45 (Call 04/15/45)	45	72,064
Enbridge Inc.
3.40%, 08/01/51 (Call 02/01/51)	35	36,290
4.50%, 06/10/44 (Call 12/10/43)	55	65,146
5.50%, 12/01/46 (Call 05/29/46)	78	106,695
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	45	51,829
4.95%, 01/15/43 (Call 07/15/42)	35	38,377
5.00%, 05/15/50 (Call 11/15/49)	135	158,190
5.15%, 03/15/45 (Call 09/15/44)	55	63,879
5.30%, 04/01/44 (Call 10/01/43)	86	100,355
5.30%, 04/15/47 (Call 10/15/46)	80	94,174
5.35%, 05/15/45 (Call 11/15/44)	80	93,903
5.40%, 10/01/47 (Call 04/01/47)	109	131,480
5.95%, 10/01/43 (Call 04/01/43)	70	86,922
6.00%, 06/15/48 (Call 12/15/47)	95	121,664
6.05%, 06/01/41 (Call 12/01/40)	60	75,362
6.10%, 02/15/42	40	50,320
6.50%, 02/01/42 (Call 08/01/41)	90	117,785
6.63%, 10/15/36	80	105,462
7.50%, 07/01/38	25	35,060
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	34	31,184
5.45%, 06/01/47 (Call 12/01/46)	35	33,212
5.60%, 04/01/44 (Call 10/01/43)	20	19,187
Enterprise Products Operating LLC
4.20%, 01/31/50 (Call 07/31/49)	140	161,591
4.45%, 02/15/43 (Call 08/15/42)	89	105,122
4.80%, 02/01/49 (Call 08/01/48)	99	123,026
4.85%, 08/15/42 (Call 02/15/42)	108	133,345
4.85%, 03/15/44 (Call 09/15/43)	174	214,984
5.10%, 02/15/45 (Call 08/15/44)	129	163,260
5.70%, 02/15/42	70	95,191
5.95%, 02/01/41	97	134,542
6.13%, 10/15/39	65	90,998
6.45%, 09/01/40	85	122,734
7.55%, 04/15/38	56	86,360
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)	40	45,154

Security	Par (000)	Value
Pipelines (continued)
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/40(f)	$200	$203,504
3.25%, 09/30/40(f)	200	205,534
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	55	63,935
5.00%, 08/15/42 (Call 02/15/42)	60	72,554
5.00%, 03/01/43 (Call 09/01/42)	85	103,028
5.40%, 09/01/44 (Call 03/01/44)	65	82,094
5.50%, 03/01/44 (Call 09/01/43)	55	70,017
6.38%, 03/01/41	95	132,177
6.55%, 09/15/40	55	77,431
6.95%, 01/15/38	33	47,232
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	80	78,843
5.20%, 03/01/48 (Call 09/01/47)	90	114,123
5.30%, 12/01/34 (Call 06/01/34)	135	167,813
5.55%, 06/01/45 (Call 12/01/44)	140	181,541
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	45	49,213
4.20%, 10/03/47 (Call 04/03/47)	20	22,559
4.25%, 09/15/46 (Call 03/15/46)	25	28,446
4.85%, 02/01/49 (Call 08/01/48)	55	67,249
5.15%, 10/15/43 (Call 04/15/43)	70	87,033
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	145	166,145
4.70%, 04/15/48 (Call 10/15/47)	90	104,721
5.20%, 03/01/47 (Call 09/01/46)	70	86,015
5.20%, 12/01/47 (Call 06/01/47)	90	109,897
5.50%, 02/15/49 (Call 08/15/48)	72	93,087
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	60	86,560
Northern Natural Gas Co., 4.30%, 01/15/49 (Call 07/15/48)(a)	40	47,798
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	60	67,639
4.95%, 07/13/47 (Call 01/06/47)	45	53,062
5.20%, 07/15/48 (Call 01/15/48)	86	105,786
7.15%, 01/15/51 (Call 07/15/50)	40	58,911
ONEOK Partners LP
6.20%, 09/15/43 (Call 03/15/43)	100	130,489
6.85%, 10/15/37	40	54,722
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	60	71,583
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	85	90,647
4.90%, 02/15/45 (Call 08/15/44)	55	59,840
5.15%, 06/01/42 (Call 12/01/41)	45	50,551
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	20	22,075
7.50%, 07/15/38(a)	25	28,003
Sabal Trail Transmission LLC, 4.68%, 05/01/38 (Call 11/01/37)(a)	65	79,020
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(a)	40	49,746
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	60	71,269
5.95%, 09/25/43 (Call 03/25/43)	35	48,480
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32 (Call 07/15/26)(a)	80	83,771
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(a)	64	73,119
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	180	212,706

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.75%, 05/15/38 (Call 11/15/37)	$35	$42,339
4.88%, 05/15/48 (Call 11/15/47)	90	115,312
5.00%, 10/16/43 (Call 04/16/43)	55	69,267
5.10%, 03/15/49 (Call 09/15/48)	61	80,965
5.60%, 03/31/34	50	63,942
7.25%, 08/15/38	70	105,663
7.63%, 01/15/39	109	170,718
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	40	45,407
4.60%, 03/15/48 (Call 09/15/47)	75	91,658
Western Midstream Operating LP
5.30%, 03/01/48 (Call 09/01/47)	46	51,811
5.45%, 04/01/44 (Call 10/01/43)	45	51,128
5.50%, 08/15/48 (Call 02/15/48)	20	22,909
6.50%, 02/01/50 (Call 08/01/49)	75	88,390
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	125	154,150
4.90%, 01/15/45 (Call 07/15/44)	65	78,995
5.75%, 06/24/44 (Call 12/24/43)	75	100,008
6.30%, 04/15/40	85	116,610

		9,461,619

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48
(Call 09/15/47)(a)	60	78,511
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	25	34,687
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	50	67,287
KKR Group Finance Co. III LLC, 5.13%, 06/01/44
(Call 12/01/43)(a)	50	66,002
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50
(Call 02/25/50)(a)	25	26,991

		273,478

Real Estate — 0.0%
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	100	136,767

Real Estate Investment Trusts — 0.7%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	105	100,667
3.00%, 05/18/51 (Call 11/18/50)	155	154,222
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	140	138,919
3.70%, 10/15/49 (Call 04/15/49)	75	82,530
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	20	23,924
4.15%, 07/01/47 (Call 01/01/47)	20	25,004
4.35%, 04/15/48 (Call 10/15/47)	35	45,005
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	25	27,905
Crown Castle International Corp.
3.25%, 01/15/51 (Call 07/15/50)	81	82,159
4.00%, 11/15/49 (Call 05/15/49)	35	39,479
4.75%, 05/15/47 (Call 11/15/46)	51	63,897
5.20%, 02/15/49 (Call 08/15/48)	95	124,622
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	10	10,035
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	30	28,968
3.00%, 07/15/50 (Call 01/15/50)	130	126,877
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	20	24,133
4.50%, 07/01/44 (Call 01/01/44)	50	64,149
4.50%, 06/01/45 (Call 12/01/44)	45	57,438
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	15	18,683

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Federal Realty Investment Trust, 4.50%, 12/01/44
(Call 06/01/44)	$65	$79,437
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	40	61,394
Iron Mountain Inc., 5.63%, 07/15/32 (Call 07/15/26)(a)	50	54,365
Kilroy Realty LP, 2.50%, 11/15/32 (Call 08/15/32)	45	45,166
Kimco Realty Corp.
4.13%, 12/01/46 (Call 06/01/46)	10	11,729
4.25%, 04/01/45 (Call 10/01/44)	50	58,952
4.45%, 09/01/47 (Call 03/01/47)	35	42,970
National Retail Properties Inc.
3.10%, 04/15/50 (Call 10/15/49)	80	79,588
4.80%, 10/15/48 (Call 04/25/48)	15	19,170
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	40	35,267
3.00%, 04/15/50 (Call 10/15/49)	150	157,408
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	55	72,725
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	55	66,137
4.65%, 03/15/49 (Call 09/15/48)	10	12,460
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	20	20,587
3.80%, 07/15/50 (Call 01/15/50)	80	90,197
4.25%, 10/01/44 (Call 04/01/44)	30	35,683
4.25%, 11/30/46 (Call 05/30/46)	35	41,628
4.75%, 03/15/42 (Call 09/15/41)	25	31,156
6.75%, 02/01/40 (Call 11/01/39)	31	46,742
UDR Inc., 3.10%, 11/01/34 (Call 08/01/34)	35	37,350
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	10	11,660
5.70%, 09/30/43 (Call 03/30/43)	75	100,896
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	70	76,044
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	60	86,912
Weyerhaeuser Co., 7.38%, 03/15/32	80	115,494

		2,729,733

Retail — 1.6%
7-Eleven Inc., 2.80%, 02/10/51 (Call 08/10/50)(a)	140	132,516
Alimentation Couche-Tard Inc., 4.50%, 07/26/47
(Call 01/26/47)(a)	75	90,398
Bath & Body Works Inc.
6.75%, 07/01/36	50	63,721
6.88%, 11/01/35	70	89,927
6.95%, 03/01/33	25	30,200
7.60%, 07/15/37	20	25,211
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	25	24,384
5.17%, 08/01/44 (Call 02/01/44)	45	42,805
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	65	76,249
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	45	53,870
Home Depot Inc. (The)
3.13%, 12/15/49 (Call 06/15/49)	45	48,234
3.30%, 04/15/40 (Call 10/15/39)	60	66,527
3.35%, 04/15/50 (Call 10/15/49)	140	156,030
3.50%, 09/15/56 (Call 03/15/56)	115	131,300
3.90%, 06/15/47 (Call 12/15/46)	102	122,568
4.20%, 04/01/43 (Call 10/01/42)	100	123,475
4.25%, 04/01/46 (Call 10/01/45)	135	170,014
4.40%, 03/15/45 (Call 09/15/44)	63	80,541
4.50%, 12/06/48 (Call 06/06/48)	30	39,424
4.88%, 02/15/44 (Call 08/15/43)	59	79,514
5.40%, 09/15/40 (Call 03/15/40)	56	77,822

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.88%, 12/16/36	$263	$377,342
5.95%, 04/01/41 (Call 10/01/40)	107	157,285
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	70	86,950
Lowe’s Companies Inc.
3.00%, 10/15/50 (Call 04/15/50)	40	40,075
3.70%, 04/15/46 (Call 10/15/45)	48	53,558
4.05%, 05/03/47 (Call 11/03/46)	195	227,877
4.38%, 09/15/45 (Call 03/15/45)	23	27,915
4.65%, 04/15/42 (Call 10/15/41)	80	100,293
5.13%, 04/15/50 (Call 10/15/49)	15	20,560
5.50%, 10/15/35	20	26,445
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	25	21,827
4.50%, 12/15/34 (Call 06/15/34)	27	26,419
5.13%, 01/15/42 (Call 07/15/41)	15	14,358
6.38%, 03/15/37	10	10,545
6.70%, 07/15/34(a)	10	10,957
McDonald’s Corp.
3.63%, 05/01/43	35	39,329
3.63%, 09/01/49 (Call 03/01/49)	40	44,975
3.70%, 02/15/42	50	56,369
4.20%, 04/01/50 (Call 10/01/49)	125	153,492
4.45%, 03/01/47 (Call 09/01/46)	95	118,413
4.45%, 09/01/48 (Call 03/01/48)	75	94,108
4.60%, 05/26/45 (Call 11/26/44)	70	88,582
4.70%, 12/09/35 (Call 06/09/35)	84	105,163
4.88%, 07/15/40	35	44,959
4.88%, 12/09/45 (Call 06/09/45)	82	107,894
6.30%, 10/15/37	50	72,181
6.30%, 03/01/38	65	94,377
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	130	129,054
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	30	32,077
5.95%, 03/15/43	25	26,490
Starbucks Corp.
3.50%, 11/15/50 (Call 05/15/50)	80	87,637
3.75%, 12/01/47 (Call 06/01/47)	180	202,900
4.30%, 06/15/45 (Call 12/10/44)	30	36,281
4.45%, 08/15/49 (Call 02/15/49)	85	107,132
Target Corp.
3.63%, 04/15/46	54	64,925
3.90%, 11/15/47 (Call 05/15/47)	95	119,955
4.00%, 07/01/42	60	75,446
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)	40	53,602
Walgreens Boots Alliance Inc., 4.10%, 04/15/50
(Call 10/15/49)	81	92,011
Walmart Inc.
3.63%, 12/15/47 (Call 06/15/47)	100	118,483
3.95%, 06/28/38 (Call 12/28/37)	160	194,104
4.00%, 04/11/43 (Call 10/11/42)	98	119,848
4.05%, 06/29/48 (Call 12/29/47)	236	299,328
4.30%, 04/22/44 (Call 10/22/43)	94	119,694
5.25%, 09/01/35	146	201,029
6.20%, 04/15/38	85	127,354
6.50%, 08/15/37	136	207,707
Yum! Brands Inc.
4.63%, 01/31/32 (Call 10/01/26)	85	92,355
5.35%, 11/01/43 (Call 05/01/43)	15	16,682
6.88%, 11/15/37	30	38,906

		6,509,978

Security	Par (000)	Value

Semiconductors — 0.9%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	$30	$41,488
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	70	70,221
4.35%, 04/01/47 (Call 10/01/46)	92	117,896
5.10%, 10/01/35 (Call 04/01/35)	32	42,646
5.85%, 06/15/41	60	89,128
Broadcom Inc.
2.60%, 02/15/33 (Call 11/15/32)(a)	150	148,375
3.50%, 02/15/41 (Call 08/15/40)(a)	190	194,404
3.75%, 02/15/51 (Call 08/15/50)(a)	100	104,485
4.30%, 11/15/32 (Call 08/15/32)	262	300,097
Intel Corp.
3.10%, 02/15/60 (Call 08/15/59)	105	106,943
3.25%, 11/15/49 (Call 05/15/49)	65	69,415
3.73%, 12/08/47 (Call 06/08/47)	140	160,439
4.00%, 12/15/32	60	72,418
4.10%, 05/19/46 (Call 11/19/45)	131	158,336
4.10%, 05/11/47 (Call 11/11/46)	90	108,644
4.25%, 12/15/42	30	36,977
4.60%, 03/25/40 (Call 09/25/39)	20	25,472
4.75%, 03/25/50 (Call 09/25/49)	155	207,892
4.80%, 10/01/41	100	131,019
4.95%, 03/25/60 (Call 09/25/59)	75	105,821
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	20	21,830
5.00%, 03/15/49 (Call 09/15/48)	80	109,717
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	125	128,440
4.88%, 03/15/49 (Call 09/15/48)	70	96,569
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	136	154,874
3.50%, 04/01/50 (Call 10/01/49)	155	177,943
3.70%, 04/01/60 (Call 10/01/59)	10	11,918
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)	90	98,906
4.30%, 05/20/47 (Call 11/20/46)	122	154,936
4.65%, 05/20/35 (Call 11/20/34)	32	40,677
4.80%, 05/20/45 (Call 11/20/44)	110	147,557
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	60	72,565
4.15%, 05/15/48 (Call 11/15/47)	120	151,922

		3,659,970

Software — 1.4%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	40	35,721
4.50%, 06/15/47 (Call 12/15/46)	90	111,814
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	40	39,542
Fidelity National Information Services Inc., 4.50%, 08/15/46
(Call 02/15/46)	30	37,380
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	80	98,047
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	599	597,682
2.68%, 06/01/60 (Call 12/01/59)	454	457,832
2.92%, 03/17/52 (Call 09/17/51)	670	719,366
3.04%, 03/17/62 (Call 09/17/61)	222	241,356
3.45%, 08/08/36 (Call 02/08/36)	57	66,743
3.50%, 02/12/35 (Call 08/12/34)	125	146,940
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)	15	15,472
3.63%, 11/01/31 (Call 11/01/26)(a)	45	47,951

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	$205	$218,093
3.60%, 04/01/50 (Call 10/01/49)	331	345,399
3.80%, 11/15/37 (Call 05/15/37)	173	189,663
3.85%, 07/15/36 (Call 01/15/36)	115	127,568
3.85%, 04/01/60 (Call 10/01/59)	235	252,752
3.90%, 05/15/35 (Call 11/15/34)	105	118,012
3.95%, 03/25/51 (Call 09/25/50)	200	221,670
4.00%, 07/15/46 (Call 01/15/46)	144	158,736
4.00%, 11/15/47 (Call 05/15/47)	151	166,019
4.13%, 05/15/45 (Call 11/15/44)	155	174,012
4.30%, 07/08/34 (Call 01/08/34)	160	186,152
4.38%, 05/15/55 (Call 11/15/54)	130	152,624
4.50%, 07/08/44 (Call 01/08/44)	71	84,088
5.38%, 07/15/40	179	232,113
6.13%, 07/08/39	94	129,810
6.50%, 04/15/38	111	157,959
salesforce.com Inc., 2.90%, 07/15/51 (Call 01/15/51)	80	82,143

		5,612,659

Telecommunications — 3.8%
America Movil SAB de CV
6.13%, 03/30/40	229	329,080
6.38%, 03/01/35	156	224,314
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)(a)	260	261,284
3.10%, 02/01/43 (Call 08/01/42)	15	14,892
3.50%, 06/01/41 (Call 12/01/40)	270	285,142
3.50%, 09/15/53 (Call 03/15/53)(a)	865	887,905
3.50%, 02/01/61 (Call 08/01/60)	260	257,837
3.55%, 09/15/55 (Call 03/15/55)(a)	750	766,162
3.65%, 06/01/51 (Call 12/01/50)	250	264,530
3.65%, 09/15/59 (Call 03/15/59)(a)	711	731,640
3.80%, 12/01/57 (Call 06/01/57)(a)	440	468,332
3.85%, 06/01/60 (Call 12/01/59)	65	69,301
4.50%, 05/15/35 (Call 11/15/34)	245	290,276
4.65%, 06/01/44 (Call 12/01/43)	120	143,902
4.75%, 05/15/46 (Call 11/15/45)	15	18,361
4.85%, 03/01/39 (Call 09/01/38)	130	159,328
4.90%, 08/15/37 (Call 02/14/37)	140	173,467
4.90%, 06/15/42	55	68,551
5.15%, 02/15/50 (Call 08/14/49)	15	19,423
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(f)	200	194,840
Bell Canada
4.30%, 07/29/49 (Call 01/29/49)	25	30,289
4.46%, 04/01/48 (Call 10/01/47)	110	136,954
Cisco Systems Inc.
5.50%, 01/15/40	160	226,346
5.90%, 02/15/39	179	260,551
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	70	86,223
4.70%, 03/15/37	25	30,349
4.75%, 03/15/42	85	108,485
5.35%, 11/15/48 (Call 05/15/48)	25	34,902
5.45%, 11/15/79 (Call 05/15/79)	10	14,180
5.75%, 08/15/40	61	84,055
5.85%, 11/15/68 (Call 05/15/68)	11	16,439
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)	150	162,436
Deutsche Telekom International Finance BV,
9.25%, 06/01/32	85	139,607
Embarq Corp., 8.00%, 06/01/36	102	107,517

Security	Par (000)	Value

Telecommunications (continued)
Juniper Networks Inc., 5.95%, 03/15/41	$36	$48,516
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	40	44,586
Series U, 7.65%, 03/15/42	35	39,014
Motorola Solutions Inc., 5.50%, 09/01/44	51	66,913
Nokia OYJ, 6.63%, 05/15/39	40	55,602
Orange SA, 5.50%, 02/06/44 (Call 08/06/43)	40	56,101
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	116	123,625
4.30%, 02/15/48 (Call 08/15/47)	80	92,149
4.35%, 05/01/49 (Call 11/01/48)	113	132,247
4.50%, 03/15/43 (Call 09/15/42)	45	52,844
5.00%, 03/15/44 (Call 09/15/43)	80	100,510
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	29	34,184
Sprint Capital Corp., 8.75%, 03/15/32	145	222,250
Telecom Italia Capital SA
6.00%, 09/30/34	70	79,584
6.38%, 11/15/33	70	82,201
7.20%, 07/18/36	75	94,275
7.72%, 06/04/38	68	88,365
Telefonica Emisiones SA
4.90%, 03/06/48	155	188,585
5.21%, 03/08/47	235	296,185
7.05%, 06/20/36	180	261,621
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	60	73,199
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	50	49,581
3.30%, 02/15/51 (Call 08/15/50)	240	240,797
4.38%, 04/15/40 (Call 10/15/39)	195	228,197
4.50%, 04/15/50 (Call 10/15/49)	310	372,180
United States Cellular Corp., 6.70%, 12/15/33	40	48,744
Verizon Communications Inc.
2.99%, 10/30/56 (Call 04/30/56)	938	904,795
3.00%, 11/20/60 (Call 05/20/60)	260	250,078
3.55%, 03/22/51 (Call 09/22/50)	400	434,692
3.85%, 11/01/42 (Call 05/01/42)	140	159,505
4.00%, 03/22/50 (Call 09/22/49)	195	226,543
4.27%, 01/15/36	105	125,357
4.40%, 11/01/34 (Call 05/01/34)	285	343,550
4.50%, 08/10/33	249	301,442
4.52%, 09/15/48	207	260,772
4.75%, 11/01/41	62	77,554
4.81%, 03/15/39	290	368,361
4.86%, 08/21/46	360	469,397
Vodafone Group PLC
4.25%, 09/17/50	155	183,272
4.38%, 02/19/43	88	104,536
4.88%, 06/19/49	160	205,189
5.00%, 05/30/38	210	267,605
5.13%, 06/19/59	30	40,161
5.13%, 06/04/81 (Call 12/04/50)(b)	60	61,546
6.15%, 02/27/37	185	258,619
6.25%, 11/30/32	43	58,373

		15,340,302

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	15	18,407
6.35%, 03/15/40	70	98,049

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies (continued)
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	$30	$36,320
6.20%, 10/01/40	20	25,954

		178,730

Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	10	10,501
3.55%, 02/15/50 (Call 08/15/49)	75	85,461
3.90%, 08/01/46 (Call 02/01/46)	70	83,133
4.05%, 06/15/48 (Call 12/15/47)	80	97,622
4.13%, 06/15/47 (Call 12/15/46)	40	49,168
4.15%, 04/01/45 (Call 10/01/44)	45	54,990
4.15%, 12/15/48 (Call 06/15/48)	61	75,836
4.38%, 09/01/42 (Call 03/01/42)	55	68,535
4.45%, 03/15/43 (Call 09/15/42)	74	93,804
4.55%, 09/01/44 (Call 03/01/44)	90	115,105
4.70%, 09/01/45 (Call 03/01/45)	10	13,118
4.90%, 04/01/44 (Call 10/01/43)	84	112,710
5.05%, 03/01/41 (Call 09/01/40)	30	39,972
5.15%, 09/01/43 (Call 03/01/43)	55	75,590
5.40%, 06/01/41 (Call 12/01/40)	90	124,830
5.75%, 05/01/40 (Call 11/01/39)	70	99,354
6.15%, 05/01/37	40	58,199
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	65	60,138
3.20%, 08/02/46 (Call 02/02/46)	55	58,155
3.65%, 02/03/48 (Call 08/03/47)	60	68,326
4.45%, 01/20/49 (Call 07/20/48)	50	64,263
6.20%, 06/01/36	40	57,335
6.25%, 08/01/34	10	14,189
6.38%, 11/15/37	43	62,636
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	35	43,313
4.80%, 08/01/45 (Call 02/01/45)	20	25,752
5.95%, 05/15/37	31	43,071
6.13%, 09/15/2115 (Call 03/15/2115)	78	122,288
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	70	75,407
3.80%, 11/01/46 (Call 05/01/46)	78	89,649
3.80%, 04/15/50 (Call 10/15/49)	25	28,910
3.95%, 05/01/50 (Call 11/01/49)	66	78,508
4.10%, 03/15/44 (Call 09/15/43)	73	86,313
4.25%, 11/01/66 (Call 05/01/66)	65	81,240
4.30%, 03/01/48 (Call 09/01/47)	70	86,211
4.40%, 03/01/43 (Call 09/01/42)	36	43,745
4.50%, 08/01/54 (Call 02/01/54)	40	51,474
4.65%, 03/01/68 (Call 09/01/67)	35	46,526
4.75%, 05/30/42 (Call 11/30/41)	75	95,740
5.50%, 04/15/41 (Call 10/15/40)	35	47,806
6.00%, 10/01/36	50	69,750
6.15%, 05/01/37	30	42,597
6.22%, 04/30/40	40	58,854
Empresa de Transporte de Pasajeros Metro SA,
5.00%, 01/25/47 (Call 07/25/46)(f)	200	244,892
FedEx Corp.
3.90%, 02/01/35	46	52,973
4.05%, 02/15/48 (Call 08/15/47)	80	93,151
4.10%, 04/15/43	40	46,245
4.10%, 02/01/45	65	75,467
4.40%, 01/15/47 (Call 07/15/46)	117	141,444

Security	Par (000)	Value

Transportation (continued)
4.55%, 04/01/46 (Call 10/01/45)	$36	$44,242
4.75%, 11/15/45 (Call 05/15/45)	128	161,475
4.90%, 01/15/34	25	31,372
4.95%, 10/17/48 (Call 04/17/48)	65	85,509
5.10%, 01/15/44	93	121,663
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	195,456
Kansas City Southern
3.50%, 05/01/50 (Call 11/01/49)	50	53,635
4.20%, 11/15/69 (Call 05/15/69)	41	47,913
4.30%, 05/15/43 (Call 11/15/42)	45	53,326
4.70%, 05/01/48 (Call 11/01/47)	40	49,963
4.95%, 08/15/45 (Call 02/15/45)	60	77,155
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(f)	101	119,616
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	25	25,522
3.16%, 05/15/55 (Call 11/15/54)	53	54,668
3.94%, 11/01/47 (Call 05/01/47)	109	126,995
3.95%, 10/01/42 (Call 04/01/42)	96	112,739
4.05%, 08/15/52 (Call 02/15/52)	55	65,802
4.10%, 05/15/49 (Call 11/15/48)	80	96,338
4.65%, 01/15/46 (Call 07/15/45)	75	95,353
4.84%, 10/01/41	40	52,035
Polar Tankers Inc., 5.95%, 05/10/37(a)	30	37,909
Union Pacific Corp.
3.20%, 05/20/41 (Call 11/20/40)	50	53,378
3.38%, 02/01/35 (Call 08/01/34)	85	94,122
3.55%, 08/15/39 (Call 02/15/39)	50	56,425
3.55%, 05/20/61 (Call 11/20/60)	45	49,676
3.60%, 09/15/37 (Call 03/15/37)	71	80,312
3.75%, 02/05/70 (Call 08/05/69)	105	119,529
3.80%, 10/01/51 (Call 04/01/51)	89	103,724
3.84%, 03/20/60 (Call 09/20/59)	102	118,489
3.88%, 02/01/55 (Call 08/01/54)	45	51,929
4.00%, 04/15/47 (Call 10/15/46)	55	64,832
4.05%, 11/15/45 (Call 05/15/45)	55	64,872
4.05%, 03/01/46 (Call 09/01/45)	25	29,474
4.10%, 09/15/67 (Call 03/15/67)	95	114,598
4.30%, 03/01/49 (Call 09/01/48)	65	80,850
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	55	62,368
3.63%, 10/01/42	70	81,513
3.75%, 11/15/47 (Call 05/15/47)	87	104,146
4.25%, 03/15/49 (Call 09/15/48)	15	19,280
4.88%, 11/15/40 (Call 05/15/40)	80	106,652
5.30%, 04/01/50 (Call 10/01/49)	90	133,406
6.20%, 01/15/38	110	163,690
XPO CNW Inc., 6.70%, 05/01/34	25	30,116

		7,006,363

Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	25	32,413

Water — 0.1%
American Water Capital Corp.
3.45%, 05/01/50 (Call 11/01/49)	40	43,868
3.75%, 09/01/47 (Call 03/01/47)	70	80,240
4.20%, 09/01/48 (Call 03/01/48)	60	74,017
4.30%, 12/01/42 (Call 06/01/42)	45	55,550
4.30%, 09/01/45 (Call 03/01/45)	60	73,853
6.59%, 10/15/37	80	120,076

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	$35	$36,777
4.28%, 05/01/49 (Call 11/01/48)	45	54,316

		538,697

Total Corporate Bonds & Notes — 53.2% (Cost: $201,111,175)		215,505,792

Foreign Government Obligations(g)

Angola — 0.1%
Angolan Government International Bond, 9.38%, 05/08/48(f)	200	213,012

Argentina — 0.4%
Argentina Bonar Bonds
1.13%, 07/09/35(e)	1,490	473,164
2.00%, 01/09/38(e)	665	244,487
2.50%, 07/09/41(e)	75	27,044
Argentine Republic Government International Bond
1.13%, 07/09/35 (Call 10/01/21)(e)	1,252	433,951
1.13%, 07/09/46 (Call 10/01/21)(d)(e)	105	36,811
2.00%, 01/09/38 (Call 10/01/21)(e)	639	261,254
2.50%, 07/09/41 (Call 10/01/21)(e)	575	222,979

		1,699,690

Bahrain — 0.1%
Bahrain Government International Bond
5.63%, 09/30/31(f)	200	199,862
6.00%, 09/19/44(f)	200	187,894

		387,756

Bermuda — 0.0%
Bermuda Government International Bond, 3.38%, 08/20/50
(Call 02/20/50)(f)	10	10,435

Brazil — 0.3%
Brazilian Government International Bond
4.75%, 01/14/50 (Call 07/14/49)	200	190,168
5.00%, 01/27/45(d)	200	197,650
5.63%, 01/07/41	300	319,356
5.63%, 02/21/47	200	213,238
7.13%, 01/20/37	200	250,562
8.25%, 01/20/34	100	137,252

		1,308,226

Chile — 0.2%
Chile Government International Bond
3.10%, 05/07/41 (Call 11/07/40)	200	203,958
3.10%, 01/22/61 (Call 07/22/60)	200	195,550
3.50%, 01/25/50 (Call 07/25/49)	200	214,688
3.63%, 10/30/42	150	162,996

		777,192

China — 0.1%
China Government International Bond, 2.75%, 12/03/39(f)	200	212,296

Colombia — 0.3%
Colombia Government International Bond
4.13%, 05/15/51 (Call 11/15/50)	200	186,520
5.00%, 06/15/45 (Call 12/15/44)	200	209,362
5.63%, 02/26/44 (Call 08/26/43)	200	223,322
6.13%, 01/18/41	400	467,368
7.38%, 09/18/37	200	258,726

		1,345,298

Security	Par (000)	Value

Costa Rica — 0.0%
Costa Rica Government International Bond, 7.00%, 04/04/44(f)	$200	$206,838

Dominican Republic — 0.3%
Dominican Republic International Bond
4.88%, 09/23/32(f)	150	157,485
5.30%, 01/21/41(f)	150	153,276
5.88%, 01/30/60(f)	300	306,291
6.40%, 06/05/49(f)	150	164,745
6.85%, 01/27/45(f)	100	114,962
7.45%, 04/30/44(f)	100	122,948

		1,019,707

Ecuador — 0.1%
Ecuador Government International Bond
0.50%, 07/31/40(e)(f)	200	128,242
1.00%, 07/31/35(e)(f)	600	431,064

		559,306

Egypt — 0.2%
Egypt Government International Bond
7.50%, 02/16/61(f)	200	189,770
8.50%, 01/31/47(f)	200	210,194
8.70%, 03/01/49(f)	200	211,606
8.88%, 05/29/50(f)	200	215,552

		827,122

El Salvador — 0.1%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(f)	200	165,804
7.65%, 06/15/35(f)	50	43,491
8.25%, 04/10/32(f)	110	99,316

		308,611

Ghana — 0.1%
Ghana Government International Bond
7.88%, 02/11/35(f)	200	192,548
8.88%, 05/07/42(f)	200	199,516

		392,064

Guatemala — 0.1%
Guatemala Government Bond, 5.38%, 04/24/32 (Call 01/24/32)(f)	200	231,384

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	100	170,117

Indonesia — 0.5%
Indonesia Government International Bond
3.05%, 03/12/51	200	198,634
4.20%, 10/15/50	200	231,174
4.35%, 01/11/48	200	231,722
4.45%, 04/15/70	200	238,658
4.63%, 04/15/43(f)	200	236,722
5.25%, 01/17/42(f)	200	252,252
5.25%, 01/08/47(f)	200	259,256
6.63%, 02/17/37(f)	100	140,152
7.75%, 01/17/38(f)	100	153,274
8.50%, 10/12/35(f)	130	208,602

		2,150,446

Israel — 0.2%
Israel Government AID Bond, 5.50%, 09/18/33	40	56,761
Israel Government International Bond 3.88%, 07/03/50	200	235,924

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel (continued)
4.50%, 01/30/43	$200	$255,020
State of Israel, 3.80%, 05/13/60(f)	400	463,452

		1,011,157

Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/49	350	400,617
5.38%, 06/15/33	81	103,908

		504,525

Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.13%, 06/15/33(f)	200	219,018

Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45	200	283,656

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44(f)	200	253,254

Kenya — 0.1%
Republic of Kenya Government International Bond, 8.00%, 05/22/32(f)	200	228,722

Lebanon — 0.0%
Lebanon Government International Bond
7.00%, 03/23/32(f)(h)	150	19,149
7.25%, 03/23/37(f)(h)	50	6,637

		25,786

Mexico — 0.7%
Mexico Government International Bond
3.75%, 04/19/71 (Call 10/19/70)	200	186,676
3.77%, 05/24/61 (Call 11/24/60)	200	190,722
4.35%, 01/15/47	200	213,226
4.50%, 01/31/50 (Call 07/31/49)	200	217,592
4.60%, 01/23/46	200	219,890
4.60%, 02/10/48	200	219,162
4.75%, 04/27/32 (Call 01/27/32)	200	231,772
4.75%, 03/08/44	250	281,495
5.00%, 04/27/51 (Call 10/27/50)	200	233,362
5.55%, 01/21/45	225	277,314
5.75%, 10/12/2110	150	183,210
6.05%, 01/11/40	200	255,218
6.75%, 09/27/34	160	216,325

		2,925,964

Morocco — 0.0%
Morocco Government International Bond, 4.00%, 12/15/50(f)	200	186,340

Nigeria — 0.1%
Nigeria Government International Bond
7.63%, 11/28/47(f)	200	201,566
7.88%, 02/16/32(f)	200	215,336

		416,902

Oman — 0.1%
Oman Government International Bond
7.00%, 01/25/51(f)	200	209,040
7.38%, 10/28/32(f)	200	232,294

		441,334

Panama — 0.3%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	200	206,312

Security	Par (000)	Value

Panama (continued)
4.30%, 04/29/53	$200	$223,978
4.50%, 05/15/47 (Call 11/15/46)	200	229,932
4.50%, 04/16/50 (Call 10/16/49)	200	229,060
6.70%, 01/26/36	150	205,929

		1,095,211

Paraguay — 0.1%
Paraguay Government International Bond, 6.10%, 08/11/44(f)	200	252,894

Peru — 0.3%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	100	94,090
2.78%, 12/01/60 (Call 06/01/60)	200	179,696
3.23%, 07/28/2121 (Call 01/28/2121)	100	87,943
5.63%, 11/18/50	250	348,340
6.55%, 03/14/37	100	138,459
8.75%, 11/21/33	127	199,826

		1,048,354

Philippines — 0.3%
Philippine Government International Bond
2.65%, 12/10/45	200	192,974
2.95%, 05/05/45	200	200,850
3.95%, 01/20/40	300	341,901
6.38%, 01/15/32	165	229,017
6.38%, 10/23/34	100	142,267

		1,107,009

Qatar — 0.4%
Qatar Government International Bond
4.40%, 04/16/50(f)	400	496,196
4.63%, 06/02/46(f)	200	253,916
4.82%, 03/14/49(f)	400	523,364
5.10%, 04/23/48(f)	400	539,516

		1,812,992

Romania — 0.1%
Romanian Government International Bond
4.00%, 02/14/51(f)	100	106,196
5.13%, 06/15/48(f)	160	199,994
6.13%, 01/22/44(f)	100	137,249

		443,439

Russia — 0.3%
Russian Foreign Bond-Eurobond
5.10%, 03/28/35(f)	400	487,576
5.25%, 06/23/47(f)	400	518,536
5.63%, 04/04/42(f)	200	265,838

		1,271,950

Saudi Arabia — 0.6%
Saudi Government International Bond
2.25%, 02/02/33(f)	200	197,066
3.45%, 02/02/61(f)	200	201,122
3.75%, 01/21/55(f)	200	213,754
4.50%, 10/26/46(f)	400	470,968
4.63%, 10/04/47(f)	417	500,246
5.00%, 04/17/49(f)	400	507,936
5.25%, 01/16/50(f)	200	263,986

		2,355,078

Senegal — 0.1%
Senegal Government International Bond, 6.25%, 05/23/33(f)	200	215,744

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Africa — 0.1%
Republic of South Africa Government International Bond
5.00%, 10/12/46	$200	$187,390
5.38%, 07/24/44	200	199,366
5.75%, 09/30/49	200	201,550

		588,306

South Korea — 0.1%
Korea International Bond, 3.88%, 09/20/48	200	260,282

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	95	133,542
Inter-American Development Bank
3.20%, 08/07/42	50	59,355
3.88%, 10/28/41	30	39,235
4.38%, 01/24/44	35	49,140
International Bank for Reconstruction & Development, 4.75%, 02/15/35	80	108,662

		389,934

Turkey — 0.3%
Turkey Government International Bond
4.88%, 04/16/43	200	164,684
5.75%, 05/11/47	200	178,280
6.00%, 01/14/41	300	279,066
6.63%, 02/17/45	200	196,298
6.75%, 05/30/40	100	100,615
6.88%, 03/17/36	235	243,610
7.25%, 03/05/38	50	53,817
8.00%, 02/14/34	50	57,329

		1,273,699

Ukraine — 0.1%
Ukraine Government International Bond
7.25%, 03/15/33(f)	200	212,240
7.38%, 09/25/32(f)	200	213,702

		425,942

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
3.13%, 09/30/49(f)	400	412,948
3.88%, 04/16/50(f)	200	234,180
4.13%, 10/11/47(f)	200	241,134
Emirate of Dubai Government International Bonds, 5.25%, 01/30/43(f)	200	229,358
Finance Department Government of Sharjah, 4.00%, 07/28/50(f)	200	181,818

		1,299,438

Uruguay — 0.2%
Uruguay Government International Bond
4.98%, 04/20/55	200	263,758
5.10%, 06/18/50	250	334,138
7.63%, 03/21/36	100	153,186
7.88%, 01/15/33	90	136,070

		887,152

Total Foreign Government Obligations — 8.2% (Cost: $31,936,615)		33,043,582

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	50	66,672

Security	Par (000)	Value

California — 0.9%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	$50	$81,891
Series S-1, 7.04%, 04/01/50	50	89,554
Series S-3, 6.91%, 10/01/50	125	226,014
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	170,150
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	72,946
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49 (Call 01/15/30)	100	107,362
Los Angeles Community College District/CA GO BAB,
6.75%, 08/01/49	100	174,568
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	100	137,074
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	83,844
Los Angeles Department of Water & Power System Revenue RB BAB, Series A, 5.72%, 07/01/39	50	71,931
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	150	202,870
Regents of the University of California Medical Center Pooled Revenue RB, Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)	65	70,389
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	233,482
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	100	154,752
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	77,084
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	100	125,425
State of California GO, 4.60%, 04/01/38 (Call 04/01/28)	100	117,037
State of California GO BAB
7.30%, 10/01/39	185	298,070
7.50%, 04/01/34	145	228,027
7.55%, 04/01/39	200	343,258
7.60%, 11/01/40(d)	145	257,765
University of California RB
Series AQ, 4.77%, 05/15/2115	50	72,163
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	50	51,010
University of California RB BAB, 5.77%, 05/15/43	50	71,055

		3,517,721

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	32,737

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32(d)	100	132,889

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, Series A, 4.81%, 10/01/2114	50	74,196

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	93	142,700
Project M, Series 2010-A, 6.66%, 04/01/57	49	76,781

		219,481

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 0.3%
Chicago O’Hare International Airport RB, Series C, 4.57%, 01/01/54	$100	$138,128
Metropolitan Water Reclamation District of Greater Chicago
GOL BAB, 5.72%, 12/01/38	55	78,502
State of Illinois GO, 5.10%, 06/01/33	625	739,725
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	100	129,226

		1,085,581

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 07/01/40 (Call 01/01/40)(d)	50	53,529
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	71,558

		125,087

Massachusetts — 0.1%
Commonwealth of Massachusetts GOL, Series D, 2.66%, 09/01/39	100	105,835
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	100	140,340
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	34,809
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	70,691

		351,675

Michigan — 0.1%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	100	108,200
University of Michigan RB, Series B, 2.44%, 04/01/40 (Call 10/01/39)	100	102,642

		210,842

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50 (Call 11/15/49)	100	112,324

New Jersey — 0.2%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	150	250,036
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	50	75,008
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	100	161,787
Rutgers The State University of New Jersey RB, Series P, 3.92%, 05/01/2119 (Call 11/01/2118)	100	116,334

		603,165

New York — 0.4%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	100	137,241
Metropolitan Transportation Authority RB BAB, 7.34%, 11/15/39	150	246,816
New York City Transitional Finance Authority Future Tax
Secured Revenue RB BAB
5.51%, 08/01/37	50	67,473
5.57%, 11/01/38	50	66,965
New York City Water & Sewer System RB BAB, 5.44%, 06/15/43	100	148,892
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39(d)	100	110,847
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	133,266
New York State Thruway Authority RB, Series M, 3.50%, 01/01/42 (Call 01/01/30)	75	79,888

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	$55	$69,195
Port Authority of New York & New Jersey RB
Series 168, 4.93%, 10/01/51	180	254,266
Series 174, 4.46%, 10/01/62	150	206,418
Series 181, 4.96%, 08/01/46	50	69,026
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	70	71,014

		1,661,307

Ohio — 0.2%
American Municipal Power Inc. RB BAB
Series B, 7.83%, 02/15/41	125	209,381
Series B, 8.08%, 02/15/50	50	94,997
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111 .	75	111,815
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	137,117
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	29,745

		583,055

Oregon — 0.0%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	100	140,699

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	59,552

Texas — 0.4%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	45	56,992
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.72%, 02/01/41	25	35,242
5.81%, 02/01/41	50	73,920
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44	100	155,477
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	42,839
Dallas Fort Worth International Airport RB, Series C, Class C, 2.92%, 11/01/50	100	102,272
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 10/01/21) (PSF)	40	41,368
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	150	154,744
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	150	256,167
State of Texas GO BAB
5.52%, 04/01/39	50	72,306
Series A, 4.68%, 04/01/40	100	133,945
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	100	113,346
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	50	50,122
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	75	92,101
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	150	204,429

		1,585,270

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	$50	$46,735
Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	45	59,821

		106,556

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	69,827

Total Municipal Debt Obligations — 2.7% (Cost: $9,521,206)		10,738,636

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.3%
Federal National Mortgage Association, Series 2019-M4, Class A2, 3.61%, 02/25/31	300	352,726
FHLMC Multifamily Structured Pass Through Certificates, Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34) .	1,000	1,109,762

		1,462,488

U.S. Government Agency Obligations — 0.9%
Federal Home Loan Banks, 5.50%, 07/15/36	150	224,232
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	375	556,511
6.75%, 03/15/31	450	665,883
Federal National Mortgage Association
6.63%, 11/15/30	200	290,476
7.25%, 05/15/30	330	490,641
Tennessee Valley Authority
3.50%, 12/15/42	50	60,165
5.25%, 09/15/39	65	94,338
5.38%, 04/01/56	500	824,860
7.13%, 05/01/30	225	329,848
Series B, 4.70%, 07/15/33	40	52,502

		3,589,456

U.S. Government Obligations — 33.2%
U.S. Treasury Note/Bond
1.13%, 05/15/40	3,330	2,967,342
1.13%, 08/15/40	8,780	7,796,366
1.25%, 05/15/50	600	509,156
1.38%, 11/15/40	11,350	10,511,164
1.38%, 08/15/50	8,850	7,746,516
1.63%, 11/15/50	7,170	6,677,062
1.88%, 02/15/41	1,910	1,925,220
1.88%, 02/15/51	8,800	8,694,125
2.00%, 02/15/50	3,450	3,507,680
2.00%, 08/15/51	1,500	1,526,953
2.25%, 05/15/41	3,000	3,210,469
2.25%, 08/15/46	4,222	4,506,985
2.25%, 08/15/49	200	214,250
2.38%, 11/15/49	2,660	2,927,662
2.38%, 05/15/51	4,200	4,639,031
2.50%, 02/15/45	3,930	4,378,266
2.50%, 02/15/46	2,095	2,340,180
2.50%, 05/15/46	2,750	3,073,984
2.75%, 08/15/42	400	462,813
2.75%, 11/15/42	325	376,035
2.75%, 08/15/47	3,550	4,164,594
2.75%, 11/15/47	3,500	4,109,766
2.88%, 05/15/43	2,150	2,538,008
2.88%, 08/15/45	3,025	3,598,805

Security	Par/ Shares (000)	Value
U.S. Government Obligations (continued)
2.88%, 11/15/46	$150	$179,438
2.88%, 05/15/49	100	120,844
3.00%, 11/15/44	1,200	1,451,437
3.00%, 05/15/45	875	1,061,895
3.00%, 02/15/47	450	550,758
3.00%, 05/15/47	640	784,300
3.00%, 02/15/48	7,250	8,907,305
3.00%, 08/15/48	3,560	4,382,137
3.00%, 02/15/49	955	1,178,977
3.13%, 11/15/41	600	733,875
3.13%, 02/15/42	800	980,500
3.13%, 02/15/43	500	612,656
3.13%, 08/15/44	1,050	1,294,617
3.13%, 05/15/48	2,885	3,626,535
3.38%, 05/15/44	1,450	1,855,320
3.63%, 08/15/43	2,950	3,893,539
3.75%, 11/15/43	2,300	3,095,297
3.88%, 08/15/40	1,150	1,548,547
4.25%, 05/15/39	300	419,766
4.38%, 11/15/39	1,530	2,176,186
4.38%, 05/15/40	1,095	1,564,310
4.50%, 08/15/39	1,025	1,476,961

		134,297,632

Total U.S. Government & Agency Obligations — 34.4% (Cost: $134,103,089)		139,349,576

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(i)(j)(k)	5,010	5,010,237

Total Short-Term Investments — 1.2% (Cost: $5,010,237)		5,010,237

Total Investments in Securities — 99.7% (Cost: $381,682,322)		403,647,823

Other Assets, Less Liabilities — 0.3%		1,263,141

Net Assets — 100.0%		$404,910,964

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	All or a portion of this security is on loan.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core 10+ Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$13,300,089	$—	$(8,289,852)	(a)	$—	$—	$5,010,237	5,010	$15,643	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$215,505,792	$—	$215,505,792
Foreign Government Obligations	—	33,043,582	—	33,043,582
Municipal Debt Obligations	—	10,738,636	—	10,738,636
U.S. Government & Agency Obligations	—	139,349,576	—	139,349,576
Money Market Funds	5,010,237	—	—	5,010,237

	$5,010,237	$398,637,586	$—	$403,647,823

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	61

Statement of Assets and Liabilities (unaudited)

August 31, 2021

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$141,246,060	$398,637,586
Affiliated(c)	26,585,671	5,010,237
Cash	—	47,436
Receivables:
Investments sold	781,442	1,531,764
Securities lending income — Affiliated	394	1,248
TBA sales commitments	3,293,042	—
Dividends	1,863	12
Interest	629,193	3,255,327

Total assets	172,537,665	408,483,610

LIABILITIES
Collateral on securities loaned, at value	2,763,232	1,738,237
TBA sales commitments, at value(d)	3,294,310	—
Payables:
Investments purchased	27,033,247	1,813,807
Investment advisory fees	5,348	20,602

Total liabilities	33,096,137	3,572,646

NET ASSETS	$139,441,528	$404,910,964

NET ASSETS CONSIST OF:
Paid-in capital	$135,036,144	$378,422,626
Accumulated earnings	4,405,384	26,488,338

NET ASSETS	$139,441,528	$404,910,964

Shares outstanding	2,700,000	5,500,000

Net asset value	$51.65	$73.62

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$2,696,531	$1,481,745
(b) Investments, at cost — Unaffiliated	$137,950,030	$376,672,085
(c) Investments, at cost — Affiliated	$26,582,215	$5,010,237
(d) Proceeds from TBA sales commitments	$3,293,042	$—

See notes to financial statements.

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended August 31, 2021

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$8,881	$123
Interest — Unaffiliated	1,121,058	6,567,440
Securities lending income — Affiliated — net	2,283	15,520
Other income — Unaffiliated	156	3,899

Total investment income	1,132,378	6,586,982

EXPENSES
Investment advisory fees	39,140	126,519
Miscellaneous	173	—

Total expenses	39,313	126,519
Less:
Investment advisory fees waived	(7,527)	—

Total expenses after fees waived	31,786	126,519

Net investment income	1,100,592	6,460,463

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	560,020	580,969
Investments — Affiliated	400	—
In-kind redemptions — Unaffiliated	—	3,168,382

Net realized gain	560,420	3,749,351

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(273,484)	10,037,985
Investments — Affiliated	(1,927)	—

Net change in unrealized appreciation (depreciation)	(275,411)	10,037,985

Net realized and unrealized gain	285,009	13,787,336

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,385,601	$20,247,799

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Statement of Changes in Net Assets

	iShares Core 5-10 Year USD Bond ETF		iShares Core 10+ Year USD Bond ETF

	Six Months Ended 08/31/21 (unaudited )	Year Ended 02/28/21	Six Months Ended 08/31/21 (unaudited )	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,100,592	$2,623,811	$6,460,463	$12,117,079
Net realized gain	560,420	1,140,863	3,749,351	14,861,853
Net change in unrealized appreciation (depreciation)	(275,411)	(809,235)	10,037,985	(35,351,970)

Net increase (decrease) in net assets resulting from operations	1,385,601	2,955,439	20,247,799	(8,373,038)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,088,265)	(3,262,437)	(6,566,886)	(13,545,197)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	15,414,535	5,184,845	(49,198,282)	104,738,517

NET ASSETS
Total increase (decrease) in net assets	15,711,871	4,877,847	(35,517,369)	82,820,282
Beginning of period	123,729,657	118,851,810	440,428,333	357,608,051

End of period	$139,441,528	$123,729,657	$404,910,964	$440,428,333

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core 5-10 Year USD Bond ETF

	Six Months Ended 08/31/21 (unaudited)		Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Period From 11/01/16 to 02/28/17	(a)

Net asset value, beginning of period	$51.55		$51.67	$48.49	$48.16	$49.20	$50.00

Net investment income(b)	0.44		1.09	1.49	1.54	1.24	0.40
Net realized and unrealized gain (loss)(c)	0.10		0.15	3.15	0.25	(0.88)	(0.91)

Net increase (decrease) from investment operations	0.54		1.24	4.64	1.79	0.36	(0.51)

Distributions(d)
From net investment income		(0.44)	(1.36)	(1.46)	(1.46)	(1.35)	(0.29)
Return of capital	—		—	—	—	(0.05)	—

Total distributions		(0.44)	(1.36)	(1.46)	(1.46)	(1.40)	(0.29)

Net asset value, end of period	$51.65		$51.55	$51.67	$48.49	$48.16	$49.20

Total Return(e)
Based on net asset value	1.07	%(f)	2.39%	9.72%	3.81%	0.70%	(1.01	)%(f)

Ratios to Average Net Assets
Total expenses	0.06	%(g)	0.06%	0.06%	0.06%	0.07%	0.08	%(g)

Total expenses after fees waived	0.05	%(g)	0.05%	0.05%	0.04%	0.05%	0.06	%(g)

Net investment income	1.69	%(g)	2.09%	2.97%	3.22%	2.51%	2.53	%(g)

Supplemental Data
Net assets, end of period (000)	$139,442		$123,730	$118,852	$58,187	$38,526	$24,602

Portfolio turnover rate(h)(i)	135	%(f)	384%	377%	481%	504%	108	%(f)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

(i)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF

	Six Months Ended 08/31/21 (unaudited)		Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of period	$71.04		$73.73	$59.94	$61.20	$61.86	$60.60

Net investment income(a)	1.09		2.24	2.37	2.39	2.39	2.41
Net realized and unrealized gain (loss)(b)	2.58		(2.40)	13.77	(1.21)	(0.49)	1.27

Net increase (decrease) from investment operations	3.67		(0.16)	16.14	1.18	1.90	3.68

Distributions(c)
From net investment income		(1.09)	(2.23)	(2.35)	(2.44)	(2.56)	(2.42)
From net realized gain	—		(0.30)	—	—	—	—

Total distributions		(1.09)	(2.53)	(2.35)	(2.44)	(2.56)	(2.42)

Net asset value, end of period	$73.62		$71.04	$73.73	$59.94	$61.20	$61.86

Total Return(d)
Based on net asset value	5.29	%(e)	(0.36)%	27.44%	2.04%	3.03%	6.08%

Ratios to Average Net Assets
Total expenses	0.06	%(f)	0.06%	0.06%	0.06%	0.07%	0.10%

Net investment income	3.06	%(f)	3.00%	3.54%	4.01%	3.79%	3.81%

Supplemental Data
Net assets, end of period (000)	$404,911		$440,428	$357,608	$227,785	$272,332	$160,824

Portfolio turnover rate(g)	5	%(e)	17%	9%	10%	11%	8%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

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Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 5-10 Year USD Bond	Diversified
Core 10+ Year USD Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls and TBA sale commitments ) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core 5-10 Year USD Bond
Barclays Bank PLC	$10,738	$10,738		$—	$—
Citigroup Global Markets, Inc.	1,318,750	1,318,750		—	—
Goldman Sachs & Co. LLC	17,242	17,242		—	—
J.P. Morgan Securities LLC	1,265,327	1,265,327		—	—
Morgan Stanley	79,462	79,462		—	—
State Street Bank & Trust Co.	5,012	5,012		—	—

	$2,696,531	$2,696,531		$—	$—

Core 10+ Year USD Bond
Barclays Bank PLC	$135,770	$135,770		$—	$—
Citigroup Global Markets, Inc.	232,660	232,660		—	—
Deutsche Bank Securities, Inc.	36,645	36,645		—	—
J.P. Morgan Securities LLC	165,651	165,651		—	—
Morgan Stanley	292,281	292,281		—	—
UBS AG	195,674	195,674		—	—
Wells Fargo Bank N.A	249,765	249,765		—	—
Wells Fargo Securities LLC	173,299	173,299		—	—

	$1,481,745	$1,481,745		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core 5-10 Year USD Bond	0.06%
Core 10+ Year USD Bond	0.06

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Core 5-10 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
Core 5-10 Year USD Bond	$7,527

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core 5-10 Year USD Bond	$953
Core 10+ Year USD Bond	5,637

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core 10+ Year USD Bond	$—	$56,538	$(17,766)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2021, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales
Core 5-10 Year USD Bond	$171,390,262	$161,954,141	$8,939,292	$10,067,946
Core 10+ Year USD Bond	10,931,119	4,684,878	11,288,565	18,529,954

For the six months ended August 31, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 5-10 Year USD Bond	$8,036,395	$—
Core 10+ Year USD Bond	26,754,572	75,565,886

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 5-10 Year USD Bond	$164,612,418	$3,659,425	$(441,380)	$3,218,045
Core 10+ Year USD Bond	381,712,735	28,090,183	(6,155,095)	21,935,088

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

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Notes to Financial Statements (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

LIBORTransition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

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Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 08/31/21		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

Core 5-10 Year USD Bond
Shares sold	300,000	$15,414,535	200,000	$10,422,671
Shares redeemed	—	—	(100,000)	(5,237,826)

Net increase	300,000	$15,414,535	100,000	$5,184,845

Core 10+ Year USD Bond
Shares sold	400,000	$27,834,579	2,850,000	$214,545,439
Shares redeemed	(1,100,000)	(77,032,861)	(1,500,000)	(109,806,922)

Net increase (decrease)	(700,000)	$(49,198,282)	1,350,000	$104,738,517

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Board Review and Approval of Investment Advisory Contract

iShares Core 5-10 Year USD Bond ETF, iShares Core 10+ Year USD Bond ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	75

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Core 5-10 Year USD Bond(a)	$0.376780	$—	$0.062489	$0.439269	86%	—%	14%		100%
Core 10+ Year USD Bond(a)	1.087722	—	0.004550	1.092272	100	—	—	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	77

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

PSF	Permanent School Fund

RB	Revenue Bond

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

78	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-203-0821

AUGUST 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2023 and reducing bond purchasing beginning in late 2022.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term credit, but inflation-protected U.S. Treasuries and Asian fixed income offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2021

	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	19.52%	31.17%

U.S. small cap equities (Russell 2000® Index)	3.81	47.08

International equities (MSCI Europe, Australasia, Far East Index)	10.31	26.12

Emerging market equities (MSCI Emerging Markets Index)	(0.98)	21.12

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.36	(4.12)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.49	(0.08)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.50	3.44

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.82	10.14

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2021	iShares® Core U.S. Aggregate Bond ETF

Investment Objective

The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Bloomberg U.S. Aggregate Bond Index (the “Index”) (formerly the Bloomberg Barclays U.S. Aggregate Bond Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.48%	(0.13)%	3.06%	3.11%	(0.13)%	16.26%	35.87%
Fund Market	1.52	(0.14)	3.06	3.09	(0.14)	16.25	35.58
Index	1.49	(0.08)	3.11	3.18	(0.08)	16.55	36.71

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,014.80	$0.15		$1,000.00	$1,025.10	$0.15		0.03%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	54.2%
Aa	11.3
A	11.4
Baa	14.2
Ba	0.4
Not Rated	8.5

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments(a)

U.S. Government & Agency Obligations	68.1%
Corporate Bonds & Notes	27.9
Foreign Government Obligations	2.5
Collaterized Mortgage Obligations	1.3
Municipal Debt Obligations	0.7
Asset-Backed Securities	0.2
TBA Sales Commitments	(0.7)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments (unaudited) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
AmeriCredit Automobile Receivables Trust Claa B, 0.68%, 10/19/26 (Call 09/18/24)	$11,050	$11,063,651
Series 2021-1, Class A3, 0.37%, 08/18/25 (Call 09/18/24)	7,620	7,624,657
BA Credit Card Trust
Series 2020-A1, Class A1, 0.34%, 05/15/26	9,450	9,436,645
Series 2021-A1, Class A1, 0.44%, 09/15/26	23,870	23,857,450
Capital One Multi-Asset Execution Trust
0.55%, 07/15/26	20,000	20,018,698
1.39%, 07/15/30	11,000	11,033,669
Carmax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/25 (Call 04/15/24)	7,490	7,490,796
Exeter Automobile Receivables Trust 1.40%, 04/15/27 (Call 08/15/25)	3,261	3,252,935
GM Financial Automobile Leasing Trust Series 2020-2, Class A4, 1.01%, 07/22/24 (Call 01/20/23)	3,480	3,511,428
Santander Drive Auto Receivables Trust, Class C, 0.95%, 09/15/27 (Call 04/15/25)	13,720	13,751,495
Verizon Master Trust, Class A, 0.50%, 05/20/27 (Call 05/20/24)	28,690	28,695,890
Volkswagen Auto Lease Trust, Series 2020-A, Class A3, 0.39%, 01/22/24 (Call 04/20/23)	2,130	2,133,513

Total Asset-Backed Securities — 0.2% (Cost: $141,764,605)		141,870,827

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.3%
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50 (Call 06/15/26)	2,360	2,518,339
Bank
Series 2018-BN15, Class A4, 4.41%, 11/15/61 (Call 10/15/28)(a)	5,000	5,871,771
Series 2019-BN21, Class A5, 2.85%, 10/17/52 (Call 09/15/29)	15,310	16,514,926
Series 2020, Class A5, 2.65%, 01/15/63 (Call 01/15/30)	6,500	6,912,460
Series 2020-BN27, Class A5, 2.14%, 04/15/63 (Call 03/15/30)	23,610	24,204,420
Series 2020-BN29, Class A4, 2.00%, 11/15/53 (Call 11/15/30)	5,760	5,810,719
Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50 (Call 02/15/27)	18,450	20,544,420
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 07/15/29)	8,750	9,444,267
BBCMS Mortgage Trust
Series 2020-C6, Class A4, 2.64%, 02/15/53 (Call 01/15/30)	10,000	10,603,453
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 02/15/30)	16,670	16,910,433
BBCMS Trust, 2.49%, 07/15/54 (Call 06/15/31)	18,590	19,473,772
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51 (Call 01/15/28)(a)	10,616	12,066,762
Series 2018-B3, Class A5, 4.03%, 04/10/51 (Call 02/10/28)	7,000	8,015,099

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2018-B5, Class A4, 4.21%, 07/15/51 (Call 07/15/28)	$6,150	$7,143,072
Series 2018-B7, Class A4, 4.51%, 05/15/53 (Call 10/15/28)(a)	10,093	11,913,091
Series 2018-B8, Class A5, 4.23%, 01/15/52 (Call 12/15/28)	17,000	19,808,837
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 03/15/29)	20,650	22,674,106
Series 2019-B11, Class A5, 3.54%, 05/15/52 (Call 05/15/29)	20,000	22,448,380
Series 2020-B19, Class B, 2.35%, 09/15/53 (Call 09/15/30)	2,700	2,730,661
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 03/15/30)	7,000	6,911,726
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 11/15/30)	8,616	8,665,983
Series 2020-B23, Class A5, 2.07%, 02/15/54 (Call 01/15/31)	25,000	25,269,567
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46 (Call 11/10/23)	10,000	10,699,416
Series 2014-GC25, Class AA, 3.37%, 10/10/47 (Call 07/10/24)	6,399	6,655,050
Series 2014-GC25, Class AS, 4.02%, 10/10/47 (Call 09/10/24)	5,209	5,632,508
Series 2015-GC27, Class AAB, 2.94%, 02/10/48 (Call 07/10/24)	7,516	7,763,024
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 01/10/26)	17,730	19,263,649
Series 2016-P5, Class A4, 2.94%, 10/10/49 (Call 09/10/26)	11,400	12,218,145
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 03/14/27)	13,900	15,489,342
Series 2018-B2, Class A4, 4.01%, 03/10/51 (Call 02/10/28)	20,020	22,805,818
COMM Mortgage Trust
Series 2013-CR11, Class A4, 4.26%, 08/10/50 (Call 09/10/23)	13,802	14,755,493
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 10/10/23)	8,900	9,481,579
Series 2014-CR16, Class A4, 4.05%, 04/10/47 (Call 03/10/24)	2,800	3,016,759
Series 2014-CR18, Class AM, 4.10%, 07/15/47 (Call 06/15/24)	10,000	10,788,242
Series 2014-CR20, Class A3, 3.33%, 11/10/47 (Call 09/10/24)	6,456	6,821,362
Series 2014-UBS2, Class A4, 3.69%, 03/10/47 (Call 01/10/24)	6,437	6,840,615
Series 2014-UBS2, Class A5, 3.96%, 03/10/47 (Call 02/10/24)	9,700	10,402,518
Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 05/10/24)	12,887	13,889,011
Series 2014-UBS4, Class A5, 3.69%, 08/10/47 (Call 07/10/24)	12,920	13,877,133
Series 2015-CR22, Class A5, 3.31%, 03/10/48	3,000	3,232,478
Series 2015-CR24, Class A5, 3.70%, 08/10/48 (Call 07/10/25)	16,990	18,582,861
Series 2015-DC1, Class A5, 3.35%, 02/10/48 (Call 01/10/25)	2,750	2,957,401

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-DC1, Class C, 4.45%, 02/10/48 (Call 01/10/25)(a)	$3,000	$3,063,841
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 05/10/25)	15,500	16,929,278
Series 2015-LC23, Class A2, 3.22%, 10/10/48	12,482	12,611,640
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 05/10/25)	9,650	10,588,201
Series 2016-CR28, Class A4, 3.76%, 02/10/49	8,000	8,841,387
Series 2016-DC2, Class A5, 3.77%, 02/10/49 (Call 01/10/26)	4,000	4,413,461
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57 (Call 04/15/25)	10,000	10,791,527
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	19,280,942
Series 2016-C7, Class A5, 3.50%, 11/15/49 (Call 10/15/26)	5,200	5,730,018
Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 03/15/28)(a)	27,000	30,582,416
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	10,779,781
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49 (Call 07/10/26)	1,000	1,069,721
Federal National Mortgage Association 1.71%, 07/25/31(a)	20,500	20,874,665
Class A2, 3.00%, 01/25/28(a)	9,345	10,287,310
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	17,050	17,109,139
Freddie Mac Multifamily Structured Pass Through Certificates, , Class A2, 2.07%, 01/25/31 (Call 01/25/31)	17,440	18,341,595
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	3,466,706
GS Mortgage Securities Trust
Series 2013-GC12, Class AS, 3.38%, 06/10/46 (Call 05/10/23)	5,000	5,182,987
Series 2013-GC16, Class A4, 4.27%, 11/10/46 (Call 10/10/23)	10,000	10,708,924
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 08/10/24)	19,872	20,786,522
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 08/10/24)	6,000	6,499,740
Series 2015-GC32, Class A2, 3.06%, 07/10/48 (Call 07/10/22)	197	200,967
Series 2015-GS1, Class A3, 3.73%, 11/10/48 (Call 11/10/25)	10,000	11,015,632
Series 2017-GS7, Class A3, 3.17%, 08/10/50 (Call 05/10/27)	13,000	14,087,647
Series 2018-GS9, Class A4, 3.99%, 03/10/51 (Call 02/10/28)(a)	3,000	3,424,259
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 01/10/29)	2,500	2,872,023
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 08/15/24)	7,000	7,537,490
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	9,660	10,488,847
Series 2014-C24, Class A5, 3.64%, 11/15/47 (Call 10/15/24)	16,995	18,304,142
Series 2014-C25, Class B, 4.35%, 11/15/47 (Call 11/15/24)(a)	3,800	4,051,472

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 05/15/24)	$9,000	$9,673,634
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4, 3.10%, 05/15/46 (Call 04/15/23)	5,000	5,188,018
Series 2013-C10, Class A5, 4.22%, 07/15/46 (Call 06/15/23)(a)	1,600	1,691,649
Series 2013-C10, Class AS, 4.22%, 07/15/46 (Call 06/15/23)(a)	8,166	8,581,613
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	5,000	5,362,819
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	1,850	2,020,309
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 07/15/25)	7,275	7,961,936
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 10/15/25)	17,025	18,692,909
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 01/15/26)	16,420	17,932,309
Series 2016-C28, Class AS, 3.95%, 01/15/49 (Call 01/15/26)	2,000	2,188,528
Series 2016-C32, Class A3, 3.46%, 12/15/49 (Call 11/15/26)	10,040	10,940,081
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	3,500	3,852,887
Series 2017-H1, Class A5, 3.53%, 06/15/50 (Call 05/15/27)	12,000	13,287,527
Series 2018, Class A3, 4.14%, 10/15/51 (Call 07/15/28)	21,700	24,965,038
Series 2018-H3, Class A4, 3.91%, 07/15/51 (Call 05/15/28)	700	786,204
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 05/15/29)	7,660	8,500,456
Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	720	792,422
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	20,000	21,277,320
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	18,150	20,673,971
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4, 3.53%, 05/10/63 (Call 06/10/22)	19,115	19,403,880
Series 2013-C5, Class A4, 3.18%, 03/10/46 (Call 01/10/23)	5,500	5,676,775
Wells Fargo Commercial Mortgage Trust 2.34%, 08/15/54 (Call 07/15/31)	4,600	4,748,134
Series 2013-LC12, Class A4, 4.22%, 07/15/46 (Call 06/15/23)(a)	25,059	26,496,414
Series 2014-LC16, Class A5, 3.82%, 08/15/50 (Call 05/15/24)	15,200	16,292,758
Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 10/15/24)	11,235	11,687,736
Series 2015-C27, Class A5, 3.45%, 02/15/48 (Call 02/15/25)	8,500	9,189,939
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	5,000	5,514,581
Series 2015-SG1, Class A4, 3.79%, 09/15/48 (Call 08/15/25)	11,037	11,927,341

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 03/15/30)	$6,480	$6,780,662
Series 2020-C58, Class A4, 2.09%, 07/15/53 (Call 11/15/30)	17,680	17,949,015
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	5,200	5,502,752
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	27,100	27,727,269
Series 2013-C14, Class A5, 3.34%, 06/15/46 (Call 05/15/23)	10,315	10,759,258

		1,185,577,092

Total Collaterized Mortgage Obligations — 1.3% (Cost: $1,138,004,197)		1,185,577,092

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	3,615	3,690,590
3.38%, 03/01/41 (Call 09/01/40)	5,010	5,265,360
4.65%, 10/01/28 (Call 07/01/28)	556	654,440
4.75%, 03/30/30 (Call 12/30/29)	2,508	3,000,722
5.40%, 10/01/48 (Call 04/01/48)	840	1,145,256
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	4,741	4,862,417
2.60%, 08/01/31 (Call 05/01/31)	2,205	2,274,215
4.20%, 06/01/30 (Call 03/01/30)	1,676	1,940,154
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	5,698	6,301,076
3.65%, 11/01/24 (Call 08/01/24)	1,760	1,907,875
WPP Finance 2010, 3.75%, 09/19/24	5,671	6,164,944

		37,207,049

Aerospace & Defense — 0.5%
Boeing Co. (The)
1.17%, 02/04/23 (Call 02/04/22)	3,085	3,092,867
1.43%, 02/04/24 (Call 02/04/22)	5,210	5,222,660
1.88%, 06/15/23 (Call 04/15/23)	1,942	1,977,247
1.95%, 02/01/24	260	266,523
2.20%, 02/04/26 (Call 02/04/23)	6,280	6,329,738
2.25%, 06/15/26 (Call 03/15/26)	3,184	3,257,805
2.60%, 10/30/25 (Call 07/30/25)	2,958	3,076,113
2.70%, 02/01/27 (Call 12/01/26)	6,248	6,482,800
2.75%, 02/01/26 (Call 01/01/26)	50	52,265
2.80%, 03/01/23 (Call 02/01/23)	2,500	2,577,850
2.80%, 03/01/24 (Call 02/01/24)	1,972	2,053,661
2.80%, 03/01/27 (Call 12/01/26)	1,850	1,925,147
2.85%, 10/30/24 (Call 07/30/24)	4,096	4,301,701
2.95%, 02/01/30 (Call 11/01/29)	4,160	4,276,480
3.10%, 05/01/26 (Call 03/01/26)	4,921	5,220,000
3.20%, 03/01/29 (Call 12/01/28)	3,006	3,156,540
3.25%, 02/01/28 (Call 12/01/27)	100	106,504
3.25%, 03/01/28 (Call 12/01/27)	1,784	1,881,317
3.25%, 02/01/35 (Call 11/01/34)	2,759	2,827,340
3.38%, 06/15/46 (Call 12/15/45)	988	965,889
3.45%, 11/01/28 (Call 08/01/28)	4,583	4,900,006
3.50%, 03/01/39 (Call 09/01/38)	1,844	1,864,653
3.55%, 03/01/38 (Call 09/01/37)	1,815	1,863,461
3.60%, 05/01/34 (Call 02/01/34)	2,376	2,516,707

Security	Par (000)	Value

Aerospace & Defense (continued)
3.63%, 02/01/31 (Call 11/01/30)	$257	$278,794
3.63%, 03/01/48 (Call 09/01/47)	745	746,967
3.65%, 03/01/47 (Call 09/01/46)	1,983	1,998,567
3.75%, 02/01/50 (Call 08/01/49)	5,768	5,985,973
3.83%, 03/01/59 (Call 09/01/58)	1,366	1,383,594
3.85%, 11/01/48 (Call 05/01/48)	2,269	2,351,342
3.90%, 05/01/49 (Call 11/01/48)	3,311	3,475,524
3.95%, 08/01/59 (Call 02/01/59)	3,468	3,613,413
4.51%, 05/01/23 (Call 04/01/23)	975	1,033,559
4.88%, 05/01/25 (Call 04/01/25)	11,287	12,618,866
5.04%, 05/01/27 (Call 03/01/27)	6,739	7,772,223
5.15%, 05/01/30 (Call 02/01/30)	11,618	13,777,554
5.71%, 05/01/40 (Call 11/01/39)	5,617	7,267,612
5.81%, 05/01/50 (Call 11/01/49)	16,793	22,853,930
5.88%, 02/15/40	2,908	3,770,920
5.93%, 05/01/60 (Call 11/01/59)	12,302	17,086,863
6.13%, 02/15/33	1,403	1,803,613
6.63%, 02/15/38	490	667,174
6.88%, 03/15/39	1,505	2,110,808
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(b)	1,855	1,872,567
1.88%, 08/15/23 (Call 06/15/23)	2,586	2,656,210
2.13%, 08/15/26 (Call 05/15/26)	4,013	4,217,101
2.25%, 11/15/22 (Call 08/15/22)	2,018	2,056,302
2.25%, 06/01/31 (Call 03/01/31)(b)	1,325	1,372,793
2.38%, 11/15/24 (Call 09/15/24)	676	711,673
2.63%, 11/15/27 (Call 08/15/27)	2,249	2,418,552
2.85%, 06/01/41 (Call 12/01/40)	2,210	2,309,428
3.25%, 04/01/25 (Call 03/01/25)	2,510	2,711,402
3.38%, 05/15/23 (Call 04/15/23)	4,133	4,340,105
3.50%, 05/15/25 (Call 03/15/25)	4,697	5,132,882
3.50%, 04/01/27 (Call 02/01/27)	687	766,665
3.60%, 11/15/42 (Call 05/14/42)	598	696,102
3.63%, 04/01/30 (Call 01/01/30)	4,137	4,702,900
3.75%, 05/15/28 (Call 02/15/28)	3,488	3,973,006
4.25%, 04/01/40 (Call 10/01/39)	5,224	6,489,618
4.25%, 04/01/50 (Call 10/01/49)	2,940	3,803,419
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	4,950	4,834,714
2.90%, 12/15/29 (Call 09/15/29)	1,876	1,996,796
3.83%, 04/27/25 (Call 01/27/25)	2,346	2,568,940
3.85%, 06/15/23 (Call 05/15/23)	4,113	4,351,225
3.85%, 12/15/26 (Call 09/15/26)	2,758	3,083,747
3.95%, 05/28/24 (Call 02/28/24)	1,415	1,526,148
4.40%, 06/15/28 (Call 03/15/28)	9,065	10,474,591
4.85%, 04/27/35 (Call 10/27/34)	2,344	2,971,231
5.05%, 04/27/45 (Call 10/27/44)	545	728,147
6.15%, 12/15/40	1,081	1,584,487
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)(b)	1,005	1,015,854
2.80%, 06/15/50 (Call 12/15/49)	3,295	3,371,872
2.90%, 03/01/25 (Call 12/01/24)	3,597	3,839,474
3.10%, 01/15/23 (Call 11/15/22)	2,305	2,381,757
3.55%, 01/15/26 (Call 10/15/25)	7,351	8,129,912
3.60%, 03/01/35 (Call 09/01/34)	4,813	5,560,074
3.80%, 03/01/45 (Call 09/01/44)	3,995	4,717,016
4.07%, 12/15/42	1,224	1,504,639
4.09%, 09/15/52 (Call 03/15/52)	6,011	7,595,560
4.50%, 05/15/36 (Call 11/15/35)	2,575	3,255,160
4.70%, 05/15/46 (Call 11/15/45)	2,901	3,882,872

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
5.72%, 06/01/40	$627	$892,641
Series B, 6.15%, 09/01/36	1,540	2,234,324
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	5,279	5,613,002
3.20%, 02/01/27 (Call 11/01/26)	2,244	2,449,797
3.25%, 08/01/23	3,345	3,524,392
3.25%, 01/15/28 (Call 10/15/27)	6,973	7,619,746
3.85%, 04/15/45 (Call 10/15/44)	1,234	1,435,586
4.03%, 10/15/47 (Call 04/15/47)	8,001	9,612,321
4.40%, 05/01/30 (Call 02/01/30)	153	181,669
4.75%, 06/01/43	3,934	5,103,303
5.05%, 11/15/40	1,128	1,487,099
5.15%, 05/01/40 (Call 11/01/39)	3,060	4,054,010
5.25%, 05/01/50 (Call 11/01/49)	4,033	5,743,879
Northrop Grumman Systems Corp., 7.75%, 02/15/31	950	1,392,653
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	2,050	2,023,555
2.25%, 07/01/30 (Call 04/01/30)	4,700	4,802,836
2.65%, 11/01/26 (Call 08/01/26)	525	561,204
2.82%, 09/01/51 (Call 03/01/51)	1,000	984,360
3.13%, 05/04/27 (Call 02/04/27)	4,803	5,236,519
3.13%, 07/01/50 (Call 01/01/50)	3,210	3,341,706
3.20%, 03/15/24 (Call 01/15/24)	5,358	5,690,946
3.50%, 03/15/27 (Call 12/15/26)	5,212	5,760,250
3.70%, 12/15/23 (Call 09/15/23)	2,568	2,736,435
3.75%, 11/01/46 (Call 05/01/46)	3,684	4,188,192
3.95%, 08/16/25 (Call 06/16/25)	5,269	5,839,580
4.05%, 05/04/47 (Call 11/04/46)	3,503	4,150,284
4.13%, 11/16/28 (Call 08/16/28)	7,010	8,071,875
4.15%, 05/15/45 (Call 11/16/44)	4,441	5,301,222
4.35%, 04/15/47 (Call 10/15/46)	2,755	3,405,621
4.45%, 11/16/38 (Call 05/16/38)	3,215	3,932,909
4.50%, 06/01/42	11,832	14,788,462
4.63%, 11/16/48 (Call 05/16/48)	5,788	7,491,929
4.70%, 12/15/41	1,788	2,270,331
4.80%, 12/15/43 (Call 06/15/43)	2,896	3,710,326
4.88%, 10/15/40	469	603,228
5.40%, 05/01/35	2,420	3,207,202
5.70%, 04/15/40	1,612	2,254,559
6.05%, 06/01/36	1,794	2,522,938
6.13%, 07/15/38	2,024	2,887,337
6.70%, 08/01/28	820	1,079,095
7.20%, 08/15/27	2,203	2,897,121
7.50%, 09/15/29	1,385	1,944,055
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	696	712,398
Teledyne Technologies Inc.
0.65%, 04/01/23	500	500,130
0.95%, 04/01/24 (Call 04/01/22)	360	360,407
1.60%, 04/01/26 (Call 03/01/26)	370	374,621
2.25%, 04/01/28 (Call 02/01/28)	200	205,750
2.75%, 04/01/31 (Call 01/01/31)	1,350	1,409,184

		476,988,500

Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	2,572	2,681,876
2.45%, 02/04/32 (Call 11/04/31)	7,210	7,042,007
2.63%, 09/16/26 (Call 06/16/26)	4,280	4,515,828
3.40%, 05/06/30 (Call 02/06/30)	3,800	4,072,536
3.40%, 02/04/41 (Call 08/04/40)	3,802	3,658,741
3.70%, 02/04/51 (Call 08/04/50)	4,552	4,420,038

Security	Par (000)	Value

Agriculture (continued)
3.88%, 09/16/46 (Call 03/16/46)	$5,402	$5,451,212
4.00%, 02/04/61 (Call 08/04/60)	2,750	2,701,215
4.25%, 08/09/42	2,956	3,126,857
4.40%, 02/14/26 (Call 12/14/25)	2,056	2,323,917
4.45%, 05/06/50 (Call 11/06/49)	2,260	2,465,118
4.50%, 05/02/43	3,718	4,070,169
4.80%, 02/14/29 (Call 11/14/28)	1,910	2,221,005
5.38%, 01/31/44	5,572	6,717,269
5.80%, 02/14/39 (Call 08/14/38)	7,827	9,798,856
5.95%, 02/14/49 (Call 08/14/48)	8,892	11,574,450
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	5,825	6,205,314
2.75%, 03/27/25 (Call 02/27/25)	864	917,516
3.25%, 03/27/30 (Call 12/27/29)	2,438	2,714,104
3.75%, 09/15/47 (Call 03/15/47)	1,199	1,453,476
4.02%, 04/16/43	637	796,791
4.50%, 03/15/49 (Call 09/15/48)	3,664	4,923,830
4.54%, 03/26/42	867	1,145,064
5.38%, 09/15/35	352	481,212
5.94%, 10/01/32	87	119,010
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,245	1,250,677
2.73%, 03/25/31 (Call 12/25/30)	3,703	3,703,407
2.79%, 09/06/24 (Call 08/06/24)	4,378	4,598,520
3.22%, 08/15/24 (Call 06/15/24)	7,167	7,606,409
3.22%, 09/06/26 (Call 07/06/26)	5,642	6,030,621
3.46%, 09/06/29 (Call 06/06/29)	6,457	6,873,606
3.56%, 08/15/27 (Call 05/15/27)	8,337	9,023,469
3.73%, 09/25/40 (Call 03/25/40)	1,418	1,407,592
3.98%, 09/25/50 (Call 03/25/50)	1,526	1,511,106
4.39%, 08/15/37 (Call 02/15/37)	7,334	7,978,952
4.54%, 08/15/47 (Call 02/15/47)	7,986	8,562,350
4.70%, 04/02/27 (Call 02/02/27)	1,935	2,199,921
4.76%, 09/06/49 (Call 03/06/49)	4,995	5,504,640
4.91%, 04/02/30 (Call 01/02/30)	3,728	4,329,550
5.28%, 04/02/50 (Call 02/02/49)	3,527	4,160,555
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	2,138	2,152,367
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	831	844,371
2.75%, 05/14/31 (Call 02/14/31)	3,800	3,902,866
3.00%, 09/25/22 (Call 08/25/22)	3,821	3,917,557
3.25%, 08/15/26 (Call 05/15/26)	2,663	2,880,727
3.75%, 09/25/27 (Call 06/25/27)	2,920	3,245,376
4.35%, 03/15/24 (Call 02/15/24)	6,040	6,547,964
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	705	696,977
1.13%, 05/01/23	1,449	1,467,982
1.50%, 05/01/25 (Call 04/01/25)	2,094	2,134,791
1.75%, 11/01/30 (Call 08/01/30)	250	244,105
2.10%, 05/01/30 (Call 02/01/30)	1,353	1,367,558
2.13%, 05/10/23 (Call 03/10/23)	3,188	3,274,522
2.50%, 11/02/22 (Call 10/02/22)	3,486	3,570,013
2.63%, 03/06/23	1,027	1,063,705
2.75%, 02/25/26 (Call 11/25/25)	3,155	3,372,884
2.88%, 05/01/24 (Call 04/01/24)	3,963	4,192,497
3.13%, 08/17/27 (Call 05/17/27)	2,020	2,214,364
3.13%, 03/02/28 (Call 12/02/27)	3,781	4,123,861
3.25%, 11/10/24	2,865	3,094,028
3.38%, 08/11/25 (Call 05/11/25)	2,173	2,362,833

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.38%, 08/15/29 (Call 05/15/29)	$3,416	$3,787,524
3.60%, 11/15/23	2,108	2,256,930
3.88%, 08/21/42	2,916	3,215,911
4.13%, 03/04/43	1,394	1,589,927
4.25%, 11/10/44	4,518	5,294,509
4.38%, 11/15/41	2,962	3,486,955
4.50%, 03/20/42	3,755	4,475,772
4.88%, 11/15/43	3,575	4,488,377
6.38%, 05/16/38	5,201	7,432,021
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	10,823	12,000,001
4.85%, 09/15/23	1,900	2,065,186
5.70%, 08/15/35 (Call 02/15/35)	1,701	2,078,639
5.85%, 08/15/45 (Call 02/12/45)	8,694	10,768,388
6.15%, 09/15/43	2,463	3,117,567
7.25%, 06/15/37	2,240	3,068,486

		296,136,327

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29(b)	694	718,068
Series 2016-1, Class AA, 3.58%, 07/15/29	560	576,775
Series 2016-2, Class AA, 3.20%, 12/15/29(b)	729	736,334
Series 2016-3, Class AA, 3.00%, 04/15/30	542	544,214
Series 2017-1, Class AA, 3.65%, 02/15/29	3,654	3,784,643
Series 2017-2, Class AA, 3.35%, 04/15/31	1,376	1,404,320
Series 2019-1, Class AA, 3.15%, 08/15/33	1,147	1,171,037
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2 A, Class A, 4.00%, 04/29/26	645	680,384
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	5,387	5,364,484
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	2,080	2,279,988
Series 2019-1, Class AA, 2.75%, 11/15/33	1,032	1,040,132
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	2,638	2,694,691
2.75%, 11/16/22 (Call 10/16/22)	2,255	2,309,368
3.00%, 11/15/26 (Call 08/15/26)	1,323	1,415,239
3.45%, 11/16/27 (Call 08/16/27)	3,398	3,684,044
4.75%, 05/04/23	1,324	1,414,125
5.13%, 06/15/27 (Call 04/15/27)	6,373	7,460,361
5.25%, 05/04/25 (Call 04/04/25)	4,489	5,088,910
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29(b)	1,518	1,576,612
United Airlines Pass Through Trust
4.88%, 07/15/27	1,811	1,908,644
Series 2012-1 A, Class A, 4.15%, 10/11/25	2,092	2,199,530
Series 2013-1, Class A, 4.30%, 02/15/27	653	698,111
Series 2014-1, Class A, 4.00%, 10/11/27	3,322	3,511,382
Series 2014-2, Class A, 3.75%, 03/03/28	3,312	3,501,075
Series 2016-1, Class AA, 3.10%, 01/07/30	2,285	2,391,779
Series 2016-2, Class AA, 2.88%, 04/07/30	1,292	1,316,744
Series 2018-1, Class AA, 3.50%, 09/01/31	1,891	1,982,888
Series 2019, Class AA, 4.15%, 02/25/33	410	447,010
Series 2019-2, Class AA, 2.70%, 11/01/33	1,635	1,638,469
Series 2020-1, Class A, 5.88%, 04/15/29	3,968	4,412,283

		67,951,644

Apparel — 0.1%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	2,413	2,481,336

Security	Par (000)	Value

Apparel (continued)
2.38%, 11/01/26 (Call 08/01/26)	$765	$814,954
2.40%, 03/27/25 (Call 02/27/25)	8,471	8,971,382
2.75%, 03/27/27 (Call 01/27/27)	5,832	6,311,332
2.85%, 03/27/30 (Call 12/27/29)	6,330	6,911,537
3.25%, 03/27/40 (Call 09/27/39)	1,795	2,001,443
3.38%, 11/01/46 (Call 05/01/46)	3,775	4,302,669
3.38%, 03/27/50 (Call 09/27/49)	3,317	3,812,991
3.63%, 05/01/43 (Call 11/01/42)	1,179	1,397,091
3.88%, 11/01/45 (Call 05/01/45)	3,573	4,372,995
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,588	1,766,666
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	1,914	2,049,990
3.75%, 09/15/25 (Call 07/15/25)	4,105	4,520,508
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	1,189	1,302,621
4.25%, 04/01/25 (Call 01/01/25)	3,009	3,260,492
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	3,769	3,946,030
2.80%, 04/23/27 (Call 02/23/27)	3,909	4,187,243
2.95%, 04/23/30 (Call 01/23/30)	2,509	2,677,304

		65,088,584

Auto Manufacturers — 0.4%
American Honda Finance Corp.
0.40%, 10/21/22	300	300,438
0.55%, 07/12/24	367	365,917
0.65%, 09/08/23	1,186	1,192,286
0.88%, 07/07/23	460	463,974
1.00%, 09/10/25	220	220,367
1.20%, 07/08/25	35	35,326
1.80%, 01/13/31	606	602,394
1.95%, 05/10/23	3,025	3,105,163
2.00%, 03/24/28	1,095	1,126,416
2.05%, 01/10/23	3,045	3,117,806
2.15%, 09/10/24	2,678	2,791,842
2.30%, 09/09/26	1,911	2,014,079
2.35%, 01/08/27	1,626	1,713,251
2.40%, 06/27/24	3,940	4,130,460
2.60%, 11/16/22	3,028	3,112,057
2.90%, 02/16/24	2,890	3,051,060
3.45%, 07/14/23	4,414	4,663,700
3.50%, 02/15/28	3,011	3,369,610
3.55%, 01/12/24	4,975	5,318,026
3.63%, 10/10/23	3,688	3,932,846
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	1,805	1,798,376
1.50%, 09/01/30 (Call 06/01/30)	1,049	1,015,957
2.60%, 09/01/50 (Call 03/01/50)	3,020	2,918,770
3.65%, 10/01/23 (Call 07/01/23)	3,476	3,685,499
4.88%, 10/01/43 (Call 04/01/43)	966	1,305,317
Daimler Finance North America LLC, 8.50%, 01/18/31	6,519	9,992,584
General Motors Co.
4.00%, 04/01/25	1,902	2,079,457
4.20%, 10/01/27 (Call 07/01/27)	2,228	2,495,783
4.88%, 10/02/23	6,700	7,266,552
5.00%, 10/01/28 (Call 07/01/28)	2,620	3,062,806
5.00%, 04/01/35	2,733	3,290,204
5.15%, 04/01/38 (Call 10/01/37)	2,943	3,564,768
5.20%, 04/01/45	2,667	3,300,066
5.40%, 10/02/23	3,904	4,272,772
5.40%, 04/01/48 (Call 10/01/47)	4,444	5,638,414

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.95%, 04/01/49 (Call 10/01/48)	$3,797	$5,167,945
6.13%, 10/01/25 (Call 09/01/25)	6,361	7,507,697
6.25%, 10/02/43	1,735	2,374,330
6.60%, 04/01/36 (Call 10/01/35)	5,570	7,619,704
6.75%, 04/01/46 (Call 10/01/45)	3,732	5,403,563
6.80%, 10/01/27 (Call 08/01/27)	3,266	4,113,886
General Motors Financial Co. Inc.
1.05%, 03/08/24	2,444	2,459,886
1.25%, 01/08/26 (Call 12/08/25)	40	39,712
1.50%, 06/10/26 (Call 05/10/26)	5,100	5,101,479
1.70%, 08/18/23	1,365	1,392,396
2.35%, 01/08/31 (Call 10/08/30)	180	178,232
2.40%, 04/10/28 (Call 02/10/28)	2,950	3,007,289
2.70%, 08/20/27 (Call 06/20/27)	464	484,453
2.70%, 06/10/31 (Call 03/10/31)	4,035	4,093,790
2.75%, 06/20/25 (Call 05/20/25)	7,979	8,387,764
2.90%, 02/26/25 (Call 01/26/25)	6,121	6,467,387
3.25%, 01/05/23 (Call 12/05/22)	7,663	7,920,553
3.50%, 11/07/24 (Call 09/07/24)	5,220	5,590,881
3.60%, 06/21/30 (Call 03/21/30)	1,596	1,731,612
3.70%, 05/09/23 (Call 03/09/23)	6,302	6,587,733
3.85%, 01/05/28 (Call 10/05/27)	3,819	4,188,679
3.95%, 04/13/24 (Call 02/13/24)	2,953	3,167,270
4.00%, 01/15/25 (Call 10/15/24)	1,895	2,060,320
4.00%, 10/06/26 (Call 07/06/26)	4,985	5,513,111
4.15%, 06/19/23 (Call 05/19/23)	4,062	4,298,368
4.25%, 05/15/23	1,769	1,875,228
4.30%, 07/13/25 (Call 04/13/25)	2,563	2,829,014
4.35%, 04/09/25 (Call 02/09/25)	1,977	2,179,722
4.35%, 01/17/27 (Call 10/17/26)	5,429	6,117,180
5.10%, 01/17/24 (Call 12/17/23)	7,825	8,568,140
5.20%, 03/20/23	11,315	12,086,796
5.25%, 03/01/26 (Call 12/01/25)	3,524	4,056,054
5.65%, 01/17/29 (Call 10/17/28)	2,414	2,938,683
PACCAR Financial Corp.
0.35%, 08/11/23	230	230,228
0.35%, 02/02/24	560	558,219
0.50%, 08/09/24	575	573,982
0.80%, 06/08/23	810	816,593
1.10%, 05/11/26	960	962,717
1.80%, 02/06/25	931	963,362
1.90%, 02/07/23	977	999,168
2.00%, 09/26/22	476	485,063
2.15%, 08/15/24(b)	1,473	1,538,033
2.65%, 04/06/23	240	248,957
3.40%, 08/09/23	1,292	1,368,150
Stellantis NV, 5.25%, 04/15/23	24,500	26,246,360
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	3,715	3,726,108
1.34%, 03/25/26 (Call 02/25/26)	2,100	2,127,342
2.36%, 07/02/24	2,260	2,371,079
2.36%, 03/25/31 (Call 12/25/30)	1,220	1,287,820
2.76%, 07/02/29	977	1,058,746
3.42%, 07/20/23	4,240	4,489,778
3.67%, 07/20/28	1,258	1,429,981
Toyota Motor Credit Corp.
0.35%, 10/14/22	1,739	1,741,765
0.40%, 04/06/23	25	25,035
0.45%, 01/11/24	150	149,904
0.50%, 08/14/23	1,051	1,054,489

Security	Par (000)	Value

Auto Manufacturers (continued)
0.50%, 06/18/24	$4,775	$4,765,211
0.80%, 10/16/25	335	332,859
1.13%, 06/18/26	6,050	6,069,118
1.15%, 08/13/27	1,683	1,670,967
1.35%, 08/25/23	2,472	2,519,586
1.65%, 01/10/31	545	540,368
1.80%, 02/13/25	2,298	2,370,203
1.90%, 04/06/28	3,398	3,486,416
2.00%, 10/07/24	1,568	1,630,845
2.15%, 02/13/30	3,760	3,884,945
2.25%, 10/18/23	3,112	3,231,158
2.63%, 01/10/23	3,175	3,276,759
2.70%, 01/11/23	2,546	2,629,432
2.90%, 03/30/23	5,442	5,664,088
2.90%, 04/17/24	1,157	1,227,091
3.00%, 04/01/25	4,158	4,460,786
3.05%, 01/11/28	2,655	2,917,022
3.20%, 01/11/27	4,202	4,627,326
3.35%, 01/08/24	3,112	3,316,770
3.38%, 04/01/30	1,154	1,299,092
3.40%, 04/14/25	3,450	3,757,361
3.45%, 09/20/23	4,556	4,841,206
3.65%, 01/08/29	5,675	6,485,617

		375,280,305

Auto Parts & Equipment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	3,806	4,104,314
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	2,863	3,222,163
4.35%, 03/15/29 (Call 12/15/28)	760	881,782
4.40%, 10/01/46 (Call 04/01/46)	1,050	1,260,966
5.40%, 03/15/49 (Call 09/15/48)	1,607	2,241,428
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	1,985	2,110,909
3.38%, 03/15/25 (Call 12/15/24)(b)	454	489,280
4.38%, 03/15/45 (Call 09/15/44)	1,830	2,182,586
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	200	216,864
3.80%, 09/15/27 (Call 06/15/27)	3,832	4,264,403
4.25%, 05/15/29 (Call 02/15/29)	2,575	2,921,054
5.25%, 05/15/49 (Call 11/15/48)	1,133	1,443,080
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	553	571,111
3.63%, 06/15/24 (Call 03/15/24)	4,750	5,123,968
4.15%, 10/01/25 (Call 07/01/25)	1,934	2,163,933

		33,197,841

Banks — 5.6%
Australia & New Zealand Banking Group Ltd./New
York NY
2.05%, 11/21/22	4,532	4,631,885
2.63%, 11/09/22	2,008	2,065,067
3.70%, 11/16/25	3,605	4,029,561
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	8,370	8,410,929
1.13%, 09/18/25	8,275	8,233,128
Banco Santander SA
1.85%, 03/25/26	2,875	2,920,712
2.71%, 06/27/24	6,625	7,000,041
2.75%, 05/28/25	7,029	7,410,464
2.75%, 12/03/30	1,315	1,321,417

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.96%, 03/25/31	$3,850	$3,994,914
3.13%, 02/23/23	6,151	6,384,676
3.31%, 06/27/29	3,424	3,753,046
3.49%, 05/28/30	5,145	5,595,085
3.80%, 02/23/28	721	798,738
3.85%, 04/12/23	2,503	2,635,284
4.25%, 04/11/27	4,905	5,554,569
4.38%, 04/12/28	1,931	2,215,069
5.18%, 11/19/25	5,803	6,629,637
BancorpSouth Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)	350	368,865
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23)(a)	5,300	5,296,078
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(a)	10,850	10,890,904
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	10,473	10,534,477
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)	758	760,456
1.20%, 10/24/26 (Call 10/24/25)(a)	9,145	9,105,859
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(a)	13,273	13,315,606
1.49%, 05/19/24 (Call 05/19/23)(a)	3,451	3,507,769
1.73%, 07/22/27 (Call 07/22/26)(a)	17,256	17,487,748
1.90%, 07/23/31 (Call 07/23/30)(a)	1,565	1,532,245
1.92%, 10/24/31 (Call 10/24/30)(a)	12,306	12,060,249
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	3,010	3,098,012
2.09%, 06/14/29 (Call 06/14/28)(a)	7,025	7,131,710
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(a)	6,350	6,387,592
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	10,486	10,983,351
2.50%, 10/21/22 (Call 10/21/21)	8,085	8,109,417
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	12,514	12,865,018
2.59%, 04/29/31 (Call 04/29/30),
(SOFR + 2.150%)(a)	14,481	14,994,931
2.68%, 06/19/41 (Call 06/19/40)(a)	13,262	13,057,500
2.69%, 04/22/32 (Call 04/22/31)(a)	12,035	12,522,779
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(a)	2,794	2,746,670
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	7,153	7,574,169
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(a)	5,060	5,107,159
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(a)	24,736	25,536,704
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	3,314	3,528,913
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	9,469	10,236,178
3.25%, 10/21/27 (Call 10/21/26)	10,051	10,965,339
3.30%, 01/11/23	18,184	18,938,454
3.31%, 04/22/42 (Call 04/22/41)(a)	11,500	12,409,650
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	4,376	4,700,655
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	17,110	18,796,019
3.46%, 03/15/25 (Call 03/15/24)(a)	5,829	6,223,740

Security	Par (000)	Value

Banks (continued)
3.50%, 04/19/26	$11,066	$12,184,773
3.55%, 03/05/24 (Call 03/05/23)(a)	6,490	6,780,298
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	13,387	14,681,657
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(a)	8,776	9,702,131
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(a)	8,455	9,370,592
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(a)	10,253	11,413,742
3.86%, 07/23/24 (Call 07/23/23)(a)	8,346	8,846,593
3.88%, 08/01/25	1,793	1,990,660
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.190%)(a)	2,134	2,507,023
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)	7,830	8,823,784
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	8,637	9,801,959
4.00%, 04/01/24	5,970	6,490,106
4.00%, 01/22/25	8,894	9,731,815
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(a)	1,249	1,469,573
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.150%)(a)	14,643	17,700,312
4.10%, 07/24/23	4,974	5,323,971
4.13%, 01/22/24	4,141	4,492,571
4.20%, 08/26/24	7,022	7,700,466
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(a)	6,089	7,217,535
4.25%, 10/22/26	9,484	10,766,332
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	12,739	14,632,525
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(a)	9,690	12,117,248
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)	6,875	8,663,050
4.45%, 03/03/26	6,565	7,404,860
4.88%, 04/01/44	978	1,291,948
5.00%, 01/21/44	7,640	10,261,895
5.88%, 02/07/42	5,542	8,092,373
6.11%, 01/29/37	7,457	10,267,320
6.22%, 09/15/26	1,659	2,031,479
7.75%, 05/14/38	8,444	13,384,753
Series L, 3.95%, 04/21/25	10,668	11,684,660
Series L, 4.18%, 11/25/27 (Call 11/25/26)	9,446	10,617,493
Series L, 4.75%, 04/21/45	4,078	5,186,360
Series N, 1.66%, 03/11/27 (Call 03/11/26)(a)	10,175	10,287,535
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(a)	11,340	11,755,157
Series N, 3.48%, 03/13/52 (Call 03/11/51), (SOFR + 1.650%)(a)	4,975	5,521,703
Bank of America N.A., 6.00%, 10/15/36	6,258	8,726,781
Bank of Montreal
0.45%, 12/08/23	236	236,182
0.63%, 07/09/24	1,000	999,860
0.95%, 01/22/27 (Call 01/22/26)(a)	145	143,495
1.85%, 05/01/25	5,427	5,608,804
2.05%, 11/01/22	2,243	2,289,856
2.35%, 09/11/22	2,203	2,251,488
2.50%, 06/28/24	1,038	1,092,557

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.55%, 11/06/22 (Call 10/06/22)	$5,808	$5,953,432
3.80%, 12/15/32 (Call 12/15/27)(a)	6,113	6,760,489
4.34%, 10/05/28 (Call 10/05/23)(a)	4,604	4,922,275
Series E, 3.30%, 02/05/24	7,550	8,053,736
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	35	35,005
0.50%, 04/26/24 (Call 03/26/24)	1,000	999,220
1.05%, 10/15/26 (Call 09/15/26)	5,275	5,248,519
1.60%, 04/24/25 (Call 03/24/25)	1,491	1,531,838
1.65%, 07/14/28 (Call 05/14/28)	2,350	2,376,202
1.65%, 01/28/31 (Call 10/28/30)	201	199,406
1.80%, 07/28/31 (Call 04/28/31)	5,000	4,963,300
1.85%, 01/27/23 (Call 12/27/22)	2,758	2,817,904
2.10%, 10/24/24	3,171	3,319,276
2.20%, 08/16/23 (Call 06/16/23)	5,705	5,900,282
2.45%, 08/17/26 (Call 05/17/26)	2,739	2,910,023
2.80%, 05/04/26 (Call 02/04/26)	3,412	3,676,294
2.95%, 01/29/23 (Call 12/29/22)	6,129	6,347,989
3.00%, 10/30/28 (Call 07/30/28)	3,197	3,511,649
3.25%, 09/11/24 (Call 08/11/24)	2,372	2,552,723
3.25%, 05/16/27 (Call 02/16/27)	4,022	4,433,089
3.30%, 08/23/29 (Call 05/23/29)	2,169	2,413,446
3.40%, 05/15/24 (Call 04/15/24)	4,647	4,988,740
3.40%, 01/29/28 (Call 10/29/27)	3,717	4,148,395
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	2,136	2,362,544
3.45%, 08/11/23	2,904	3,080,708
3.50%, 04/28/23	2,724	2,868,862
3.85%, 04/28/28	2,275	2,626,101
3.95%, 11/18/25 (Call 10/18/25)	4,294	4,810,568
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	2,630	2,824,120
Series G, 3.00%, 02/24/25 (Call 01/24/25)	2,876	3,091,470
Bank of Nova Scotia (The)
0.55%, 09/15/23	1,150	1,153,347
0.65%, 07/31/24	8,650	8,656,747
0.70%, 04/15/24	746	747,589
0.80%, 06/15/23	100	100,778
1.05%, 03/02/26	575	571,901
1.30%, 06/11/25	4,205	4,254,535
1.35%, 06/24/26	5,100	5,139,627
1.63%, 05/01/23	1,879	1,920,563
1.95%, 02/01/23	1,928	1,972,980
2.00%, 11/15/22	2,919	2,980,503
2.15%, 08/01/31	5,150	5,200,470
2.20%, 02/03/25	4,879	5,096,213
2.38%, 01/18/23	2,128	2,189,372
2.45%, 09/19/22	5,920	6,058,942
2.70%, 08/03/26	5,196	5,556,291
3.40%, 02/11/24	9,981	10,653,320
4.50%, 12/16/25	4,677	5,300,397
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	701	797,661
5.13%, 06/11/30 (Call 03/11/30)	2,345	2,738,843
Barclays Bank PLC, 3.75%, 05/15/24	665	721,139
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)	212	212,982
2.65%, 06/24/31 (Call 06/24/30)(a)	1,049	1,069,099
2.67%, 03/10/32 (Call 03/10/31)(a)	1,105	1,123,420
2.85%, 05/07/26 (Call 05/07/25)(a)	2,565	2,713,052
3.56%, 09/23/35 (Call 09/23/30)(a)	1,795	1,881,896

Security	Par (000)	Value

Banks (continued)
3.65%, 03/16/25	$9,793	$10,615,514
3.68%, 01/10/23 (Call 01/10/22)	6,217	6,289,739
3.81%, 03/10/42 (Call 03/10/41)(a)	300	325,617
3.93%, 05/07/25 (Call 05/07/24)(a)	6,267	6,752,191
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(a)	5,229	5,548,963
4.34%, 01/10/28 (Call 01/10/27)	7,055	7,944,565
4.38%, 09/11/24	6,863	7,491,514
4.38%, 01/12/26	13,492	15,178,905
4.84%, 05/09/28 (Call 05/07/27)	8,093	9,168,722
4.95%, 01/10/47	6,768	8,917,314
4.97%, 05/16/29 (Call 05/16/28)(a)	5,420	6,371,427
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(a)	4,655	5,433,269
5.20%, 05/12/26	7,098	8,165,823
5.25%, 08/17/45	4,819	6,545,551
BBVA USA
3.88%, 04/10/25 (Call 03/10/25)	4,346	4,788,814
2.50%, 08/27/24 (Call 07/27/24)	2,332	2,455,456
BNP Paribas SA
3.25%, 03/03/23	5,047	5,278,304
4.25%, 10/15/24	4,494	4,932,345
BPCE SA
3.38%, 12/02/26	3,095	3,405,862
4.00%, 04/15/24	3,270	3,562,894
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	125	124,998
0.50%, 12/14/23	5,160	5,154,788
0.95%, 06/23/23	2,638	2,662,375
0.95%, 10/23/25	2,953	2,948,305
1.25%, 06/22/26 (Call 05/22/26)	5,695	5,692,779
2.25%, 01/28/25	2,485	2,595,781
3.10%, 04/02/24	5,653	6,003,825
3.50%, 09/13/23	5,986	6,365,692
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24)(a)	660	696,478
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	8,052	8,629,167
Citigroup Inc.
0.78%, 10/30/24 (Call 09/30/23), (SOFR + 0.686%)(a)	1,656	1,661,216
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	4,015	4,033,188
1.12%, 01/28/27 (Call 01/28/26)(a)	9,349	9,275,236
1.46%, 06/09/27 (Call 06/09/26)(a)	9,370	9,385,460
1.68%, 05/15/24 (Call 05/15/23)(a)	1,808	1,845,408
2.56%, 05/01/32 (Call 05/01/31)(a)	9,380	9,657,554
2.57%, 06/03/31 (Call 06/03/30)(a)	12,105	12,503,497
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)	9,432	9,806,167
2.70%, 10/27/22 (Call 09/27/22)	7,646	7,845,102
2.98%, 11/05/30 (Call 11/05/29)(a)	2,479	2,639,664
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)	14,452	15,453,235
3.20%, 10/21/26 (Call 07/21/26)	9,480	10,322,014
3.30%, 04/27/25	5,192	5,631,607
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	12,495	13,318,920
3.38%, 03/01/23	2,095	2,189,883
3.40%, 05/01/26	7,002	7,673,352
3.50%, 05/15/23	6,585	6,916,225

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(a)	$9,398	$10,328,684
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	8,260	9,150,428
3.70%, 01/12/26	7,319	8,088,593
3.75%, 06/16/24	4,629	5,020,799
3.88%, 10/25/23	1,833	1,970,237
3.88%, 03/26/25	5,086	5,563,982
3.88%, 01/24/39 (Call 01/22/38), (3 mo. LIBOR US + 1.168%)(a)	891	1,034,807
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	11,129	12,401,045
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	10,079	11,456,195
4.00%, 08/05/24	4,119	4,478,259
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	7,970	8,455,851
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	8,973	10,175,203
4.13%, 07/25/28	6,134	6,937,799
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)	915	1,152,854
4.30%, 11/20/26	5,229	5,929,529
4.40%, 06/10/25	1,630	1,814,761
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	12,349	14,483,278
4.45%, 09/29/27	14,902	17,076,053
4.60%, 03/09/26	7,675	8,746,353
4.65%, 07/30/45	5,137	6,690,686
4.65%, 07/23/48 (Call 06/23/48)	6,468	8,584,459
4.75%, 05/18/46	7,309	9,396,523
5.30%, 05/06/44	5,615	7,597,656
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(a)	1,434	1,938,137
5.50%, 09/13/25	7,607	8,838,269
5.88%, 02/22/33	1,016	1,336,954
5.88%, 01/30/42	3,864	5,597,777
6.00%, 10/31/33	4,404	5,871,721
6.13%, 08/25/36	898	1,252,710
6.63%, 01/15/28	392	507,158
6.63%, 06/15/32	3,595	4,919,614
6.68%, 09/13/43	3,849	5,998,859
8.13%, 07/15/39	6,973	12,019,918
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	503	525,982
3.70%, 03/29/23 (Call 02/28/23)	2,430	2,546,980
3.75%, 02/18/26 (Call 11/18/25)	1,994	2,209,771
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	1,273	1,314,016
2.64%, 09/30/32 (Call 07/02/32)	692	704,041
2.85%, 07/27/26 (Call 04/25/26)	3,110	3,326,300
3.25%, 04/30/30 (Call 01/30/30)	4,568	4,977,201
4.30%, 12/03/25 (Call 11/03/25)	250	278,760
Comerica Bank
2.50%, 07/23/24	1,806	1,900,454
4.00%, 07/27/25	1,055	1,165,079
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	4,561	4,833,337
4.00%, 02/01/29 (Call 10/31/28)	2,366	2,736,137

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank U.A.
3.38%, 05/21/25	$2,587	$2,828,445
3.75%, 07/21/26	7,808	8,645,018
3.95%, 11/09/22	5,916	6,161,100
4.38%, 08/04/25	5,492	6,133,575
4.63%, 12/01/23	6,321	6,875,921
5.25%, 05/24/41	2,807	3,947,568
5.25%, 08/04/45	6,563	8,912,620
5.75%, 12/01/43	4,910	7,000,580
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24	700	698,866
2.75%, 01/10/23	3,848	3,977,524
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 06/28/22)	250	249,943
Credit Suisse AG/New York NY
0.50%, 02/02/24	425	424,443
1.00%, 05/05/23	10,880	10,989,997
1.25%, 08/07/26	2,825	2,810,310
2.95%, 04/09/25	5,075	5,420,455
3.63%, 09/09/24	11,714	12,690,596
Credit Suisse Group AG
3.75%, 03/26/25	5,556	6,028,538
3.80%, 06/09/23	7,882	8,313,303
4.55%, 04/17/26	3,994	4,526,520
4.88%, 05/15/45	7,773	9,976,879
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	9,141	9,464,409
Deutsche Bank AG, 4.10%, 01/13/26	3,354	3,682,357
Deutsche Bank AG/London, 3.70%, 05/30/24	6,114	6,541,369
Deutsche Bank AG/New York NY
0.90%, 05/28/24	1,895	1,896,308
1.45%, 04/01/25 (Call 04/01/24)(a)	875	881,528
1.69%, 03/19/26	3,335	3,378,155
2.13%, 11/24/26 (Call 11/24/25)(a)	3,605	3,681,606
2.22%, 09/18/24 (Call 09/18/23)(a)	9,850	10,106,789
3.04%, 05/28/32 (Call 05/28/31)(a)	2,550	2,630,376
3.30%, 11/16/22	4,043	4,176,904
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)	7,044	7,602,167
3.70%, 05/30/24	2,471	2,644,909
3.95%, 02/27/23	5,188	5,435,779
3.96%, 11/26/25 (Call 11/26/24)(a)	3,635	3,946,120
4.10%, 01/13/26	1,300	1,426,867
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	3,470	3,625,734
2.70%, 02/06/30 (Call 11/06/29)	3,840	4,039,296
3.35%, 02/06/23 (Call 01/06/23)	3,108	3,230,113
3.45%, 07/27/26 (Call 04/27/26)	3,683	4,019,553
4.20%, 08/08/23	2,156	2,308,947
4.25%, 03/13/26	1,145	1,288,720
4.65%, 09/13/28 (Call 06/13/28)	3,202	3,757,547
4.68%, 08/09/28 (Call 08/09/23)(a)	2,166	2,300,162
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	3,027	3,086,299
2.38%, 01/28/25 (Call 12/29/24)	3,948	4,130,319
2.55%, 05/05/27 (Call 04/05/27)	6,424	6,812,652
3.65%, 01/25/24 (Call 12/25/23)	7,306	7,814,717
3.95%, 03/14/28 (Call 02/14/28)	4,648	5,355,565
4.30%, 01/16/24 (Call 12/16/23)	3,710	4,006,911
8.25%, 03/01/38	2,160	3,633,120

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	$2,297	$2,344,938
2.25%, 02/01/27 (Call 01/01/27)	4,951	5,199,540
3.85%, 03/15/26 (Call 02/15/26)	2,318	2,578,126
3.95%, 07/28/25 (Call 06/28/25)	3,292	3,681,444
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25)(a)	100	102,221
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	2,308	2,860,812
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	418	437,826
4.00%, 05/26/25 (Call 04/26/25)	145	159,320
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	2,635	3,290,588
4.63%, 02/13/47 (Call 08/13/46)	2,663	3,445,656
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	300	304,755
Goldman Sachs Capital I, 6.35%, 02/15/34	5,035	7,147,434
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	2,246	2,246,674
0.52%, 03/08/23 (Call 03/08/22)	425	425,323
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(a)	2,527	2,530,538
0.66%, 09/10/24 (Call 09/10/23)(a)	10,284	10,275,773
0.67%, 03/08/24 (Call 03/08/23)(a)	2,821	2,825,542
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(a)	755	750,478
1.09%, 12/09/26 (Call 12/09/25)(a)	715	709,759
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(a)	5,202	5,213,392
1.54%, 09/10/27 (Call 09/10/26)(a)	10,100	10,143,329
1.99%, 01/27/32 (Call 01/27/31)(a)	9,635	9,447,310
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	6,530	6,601,830
2.60%, 02/07/30 (Call 11/07/29)	6,921	7,214,104
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(a)	13,080	13,484,041
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(a)	7,050	7,127,338
3.20%, 02/23/23 (Call 01/23/23)	5,086	5,284,659
3.21%, 04/22/42 (Call 04/22/41)(a)	8,008	8,467,980
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	8,275	8,864,925
3.50%, 01/23/25 (Call 10/23/24)	3,581	3,858,313
3.50%, 04/01/25 (Call 03/01/25)	14,647	15,853,327
3.50%, 11/16/26 (Call 11/16/25)	10,298	11,213,389
3.63%, 01/22/23	10,854	11,351,005
3.63%, 02/20/24 (Call 01/20/24)	5,769	6,173,465
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	9,935	11,037,984
3.75%, 05/22/25 (Call 02/22/25)	9,900	10,794,366
3.75%, 02/25/26 (Call 11/25/25)	9,058	10,011,264
3.80%, 03/15/30 (Call 12/15/29)	8,737	9,857,346
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	7,231	8,101,612
3.85%, 07/08/24 (Call 04/08/24)	12,215	13,203,560
3.85%, 01/26/27 (Call 01/26/26)	11,966	13,231,165
4.00%, 03/03/24	9,762	10,569,805
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(a)	4,112	4,808,861
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	7,586	8,697,577

Security	Par (000)	Value

Banks (continued)
4.25%, 10/21/25	$4,935	$5,506,720
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(a)	2,969	3,639,281
4.75%, 10/21/45 (Call 04/21/45)	7,739	10,210,991
4.80%, 07/08/44 (Call 01/08/44)	8,584	11,206,927
5.15%, 05/22/45	8,862	11,871,447
5.95%, 01/15/27	4,189	5,102,537
6.13%, 02/15/33	2,588	3,513,521
6.25%, 02/01/41	2,885	4,286,244
6.45%, 05/01/36	4,261	6,035,920
6.75%, 10/01/37	21,421	31,234,603
HSBC Bank USA N.A., 7.00%, 01/15/39	1,875	2,938,331
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	740	957,109
5.88%, 11/01/34	1,050	1,386,189
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24)(a)	3,230	3,232,552
1.59%, 05/24/27 (Call 05/24/26)(a)	310	311,023
1.65%, 04/18/26 (Call 04/18/25)(a)	8,616	8,723,614
2.01%, 09/22/28 (Call 09/22/27)(a)	550	555,203
2.10%, 06/04/26 (Call 06/04/25)(a)	1,050	1,079,610
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(a)	2,325	2,345,111
2.36%, 08/18/31 (Call 08/18/30)(a)	913	917,118
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	8,379	8,767,367
2.80%, 05/24/32 (Call 05/24/31)(a)	7,280	7,516,309
2.85%, 06/04/31 (Call 06/04/30)(a)	2,553	2,664,847
3.03%, 11/22/23 (Call 11/22/22)(a)	3,137	3,238,576
3.60%, 05/25/23	7,257	7,654,466
3.80%, 03/11/25 (Call 03/11/24)(a)	8,870	9,506,511
3.90%, 05/25/26	6,769	7,522,796
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(a)	4,974	5,258,165
3.97%, 05/22/30 (Call 05/22/29)(a)	12,105	13,580,599
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	8,383	9,348,638
4.25%, 03/14/24	10,332	11,141,719
4.25%, 08/18/25	7,576	8,375,571
4.29%, 09/12/26 (Call 09/15/25)(a)	8,759	9,727,921
4.30%, 03/08/26	10,342	11,653,159
4.38%, 11/23/26	7,831	8,813,477
4.58%, 06/19/29 (Call 06/19/28)(a)	11,360	13,123,981
4.95%, 03/31/30	10,012	12,103,307
5.25%, 03/14/44	2,504	3,322,157
6.10%, 01/14/42	2,857	4,214,332
6.50%, 05/02/36	10,882	15,121,410
6.50%, 09/15/37	10,337	14,484,825
6.80%, 06/01/38	6,417	9,267,367
7.63%, 05/17/32	2,519	3,573,856
HSBC USA Inc., 3.50%, 06/23/24	2,113	2,276,293
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(a)(c)	6,420	6,434,188
2.55%, 02/04/30 (Call 01/04/30)	3,002	3,158,674
2.63%, 08/06/24 (Call 07/06/24)	2,760	2,904,044
4.00%, 05/15/25 (Call 04/15/25)	1,432	1,585,253
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	2,085	2,127,221
3.55%, 10/06/23 (Call 09/06/23)	3,275	3,480,179

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Industrial & Commercial Bank of China Ltd./New York NY
2.96%, 11/08/22	$985	$1,011,713
3.54%, 11/08/27	2,645	2,952,428
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26)(a)	2,133	2,161,796
2.73%, 04/01/32 (Call 04/01/31)(a)	3,010	3,129,256
3.55%, 04/09/24	4,148	4,457,067
3.95%, 03/29/27	8,197	9,233,429
4.05%, 04/09/29	4,105	4,722,023
4.10%, 10/02/23	4,523	4,855,305
4.55%, 10/02/28	2,921	3,440,471
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24)(a)	300	299,103
0.65%, 09/16/24 (Call 09/16/23)(a)	975	977,691
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)	1,430	1,434,576
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(a)	10,100	10,080,103
0.82%, 06/01/25 (Call 06/01/24)(a)	6,980	6,990,470
0.97%, 06/23/25 (Call 06/23/24)(a)	10,100	10,131,512
1.04%, 02/04/27 (Call 02/04/26)(a)	905	893,570
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)	1,332	1,320,172
1.51%, 06/01/24 (Call 06/01/23)(a)	1,563	1,591,728
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	1,624	1,638,941
1.76%, 11/19/31 (Call 11/19/30)(a)	1,525	1,478,549
1.95%, 02/04/32 (Call 02/04/31)(a)	2,760	2,710,210
2.01%, 03/13/26 (Call 03/13/25)(a)	13,015	13,421,719
2.07%, 06/01/29 (Call 06/01/28)(a)	7,610	7,714,561
2.08%, 04/22/26 (Call 04/22/25)(a)	11,117	11,482,416
2.18%, 06/01/28 (Call 06/01/27)(a)	6,420	6,630,769
2.30%, 10/15/25 (Call 10/15/24)(a)	5,731	5,963,679
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	12,823	13,285,397
2.53%, 11/19/41 (Call 11/19/40)(a)	670	650,302
2.58%, 04/22/32 (Call 04/22/31)(a)	3,979	4,115,122
2.70%, 05/18/23 (Call 03/18/23)	5,861	6,079,029
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	5,580	5,877,247
2.95%, 10/01/26 (Call 07/01/26)	11,753	12,669,734
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	1,395	1,476,398
2.97%, 01/15/23 (Call 01/15/22)	9,894	9,993,138
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(a)	8,831	9,302,134
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(a)	13,600	14,245,048
3.13%, 01/23/25 (Call 10/23/24)	7,235	7,745,140
3.16%, 04/22/42 (Call 04/22/41)(a)	3,455	3,671,801
3.20%, 01/25/23	10,693	11,133,124
3.20%, 06/15/26 (Call 03/15/26)	5,632	6,130,545
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	6,776	7,186,761
3.25%, 09/23/22	11,704	12,081,454
3.30%, 04/01/26 (Call 01/01/26)	9,406	10,269,659
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(a)	8,450	9,188,783
3.38%, 05/01/23	10,084	10,567,729

Security	Par (000)	Value

Banks (continued)
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	$9,344	$10,325,027
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	5,370	5,918,170
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)	10,432	10,957,147
3.63%, 05/13/24	7,009	7,576,799
3.63%, 12/01/27 (Call 12/01/26)	8,266	9,090,947
3.70%, 05/06/30 (Call 05/06/29)(a)	8,342	9,338,368
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	10,833	12,054,637
3.80%, 07/23/24 (Call 07/23/23)(a)	7,686	8,155,230
3.88%, 02/01/24	10,920	11,798,405
3.88%, 09/10/24	11,059	12,035,731
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(a)	9,046	10,513,261
3.90%, 07/15/25 (Call 04/15/25)	9,875	10,886,496
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(a)	7,408	8,691,658
3.96%, 01/29/27 (Call 01/29/26)(a)	9,157	10,190,551
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(a)	5,951	7,061,159
4.01%, 04/23/29 (Call 04/23/28)(a)	4,140	4,697,078
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	5,966	6,408,021
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(a)	6,921	8,232,183
4.13%, 12/15/26	10,246	11,634,026
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	9,697	11,148,738
4.25%, 10/01/27	2,798	3,211,544
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(a)	8,745	10,795,877
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)	8,296	9,699,434
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(a)	14,818	17,575,482
4.85%, 02/01/44	4,324	5,741,969
4.95%, 06/01/45	5,156	6,892,438
5.40%, 01/06/42	6,548	9,150,895
5.50%, 10/15/40	8,924	12,408,644
5.60%, 07/15/41	7,158	10,064,506
5.63%, 08/16/43	6,032	8,498,847
6.40%, 05/15/38	6,017	8,920,804
7.63%, 10/15/26	1,790	2,333,086
7.75%, 07/15/25	593	742,632
8.00%, 04/29/27	2,225	2,982,212
8.75%, 09/01/30	959	1,457,076
KeyBank N.A./Cleveland OH
0.42%, 01/03/24 (Call 01/03/23)(a)	2,885	2,886,039
1.25%, 03/10/23	440	446,230
2.30%, 09/14/22	2,532	2,585,830
3.30%, 06/01/25	663	723,320
3.38%, 03/07/23	1,876	1,961,827
3.40%, 05/20/26	1,982	2,169,279
3.90%, 04/13/29 (Call 03/13/29)	1,700	1,922,122
KeyCorp.
2.25%, 04/06/27	3,002	3,131,326
2.55%, 10/01/29	3,681	3,878,817
4.10%, 04/30/28	3,144	3,639,463

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.15%, 10/29/25	$6,004	$6,752,120
KfW
0.00%, 04/18/36(d)	8,595	6,694,989
0.00%, 06/29/37(d)	13,241	10,081,035
0.25%, 04/25/23	1,295	1,296,463
0.25%, 10/19/23	2,636	2,634,840
0.25%, 03/08/24	600	598,380
0.38%, 07/18/25	5,055	5,007,736
0.50%, 09/20/24	50	50,055
0.63%, 01/22/26	1,545	1,538,001
0.75%, 09/30/30	804	766,783
1.38%, 08/05/24	11,595	11,908,761
1.63%, 02/15/23	28,125	28,720,969
1.75%, 08/22/22	7,880	8,005,371
1.75%, 09/14/29	9,182	9,566,175
2.00%, 09/29/22	2,444	2,493,222
2.00%, 10/04/22	8,071	8,235,810
2.00%, 05/02/25	6,637	6,976,084
2.13%, 01/17/23	19,888	20,426,368
2.38%, 12/29/22	21,617	22,254,701
2.50%, 11/20/24	24,605	26,167,417
2.63%, 02/28/24	4,190	4,425,562
2.88%, 04/03/28	10,172	11,340,458
Korea Development Bank (The)
0.40%, 03/09/24	150	149,688
0.80%, 07/19/26	1,035	1,025,230
1.00%, 09/09/26	800	799,800
1.63%, 01/19/31	1,640	1,635,818
2.00%, 09/12/26	250	262,055
2.13%, 10/01/24	1,405	1,474,224
2.75%, 03/19/23	480	497,395
3.00%, 09/14/22	985	1,011,841
3.00%, 01/13/26	4,750	5,163,297
3.25%, 02/19/24	1,230	1,313,013
3.38%, 03/12/23	600	627,054
3.38%, 09/16/25	1,845	2,026,197
3.75%, 01/22/24	3,935	4,240,828
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	270	297,918
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	50	50,248
0.88%, 09/03/30	345	331,631
1.75%, 07/27/26	8,100	8,460,207
2.00%, 01/13/25	11,037	11,565,893
2.38%, 06/10/25	3,390	3,608,587
3.13%, 11/14/23	1,725	1,831,502
Series 37, 2.50%, 11/15/27	2,157	2,347,204
Series 40, 0.50%, 05/27/25	8,845	8,802,544
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(a)	610	612,623
2.44%, 02/05/26 (Call 02/05/25)(a)	3,727	3,884,913
2.91%, 11/07/23 (Call 11/07/22)(a)	5,008	5,146,822
3.57%, 11/07/28 (Call 11/07/27)(a)	7,602	8,345,095
3.75%, 01/11/27	4,699	5,208,982
3.87%, 07/09/25 (Call 07/09/24)(a)	2,942	3,179,213
3.90%, 03/12/24	2,129	2,297,468
4.05%, 08/16/23	5,559	5,935,622
4.34%, 01/09/48	5,399	6,480,366
4.38%, 03/22/28	1,713	1,970,721
4.45%, 05/08/25	4,612	5,162,811
4.50%, 11/04/24	1,405	1,551,162

Security	Par (000)	Value

Banks (continued)
4.55%, 08/16/28	$5,465	$6,378,529
4.58%, 12/10/25	6,913	7,790,744
4.65%, 03/24/26	6,727	7,621,826
5.30%, 12/01/45	3,984	5,325,492
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	2,935	3,106,375
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	2,751	2,940,351
3.40%, 08/17/27	4,820	5,331,450
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(a)	281	282,354
0.95%, 07/19/25 (Call 07/19/24)(a)	1,050	1,053,969
1.41%, 07/17/25	1,464	1,481,656
1.54%, 07/20/27 (Call 07/20/26)(a)	800	804,808
2.05%, 07/17/30	865	865,986
2.19%, 02/25/25	6,147	6,393,741
2.31%, 07/20/32 (Call 07/20/31)(a)	800	807,304
2.53%, 09/13/23	1,002	1,044,304
2.56%, 02/25/30	5,380	5,608,704
2.76%, 09/13/26	2,135	2,276,849
2.80%, 07/18/24	6,419	6,787,130
3.20%, 07/18/29	7,015	7,632,110
3.29%, 07/25/27	3,157	3,494,799
3.41%, 03/07/24	6,429	6,872,344
3.46%, 03/02/23	2,909	3,044,152
3.68%, 02/22/27	3,569	3,986,609
3.74%, 03/07/29	6,111	6,894,980
3.75%, 07/18/39	7,370	8,483,681
3.76%, 07/26/23	6,202	6,593,966
3.78%, 03/02/25	4,761	5,213,676
3.85%, 03/01/26	2,219	2,475,139
3.96%, 03/02/28	4,803	5,466,246
4.05%, 09/11/28	3,441	3,954,741
4.15%, 03/07/39	3,061	3,682,016
4.29%, 07/26/38	4,025	4,919,234
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23)(a)	641	643,897
1.23%, 05/22/27 (Call 05/22/26)(a)	1,535	1,521,369
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(a)	6,290	6,364,096
1.55%, 07/09/27 (Call 07/09/26)(a)	2,250	2,263,185
1.98%, 09/08/31 (Call 09/08/30)(a)	835	821,273
2.17%, 05/22/32 (Call 05/22/31)(a)	300	298,650
2.20%, 07/10/31 (Call 07/10/30)(a)	7,340	7,356,809
2.23%, 05/25/26 (Call 05/25/25)(a)	3,186	3,299,453
2.26%, 07/09/32 (Call 07/09/31)(a)	2,250	2,249,235
2.56%, 09/13/25 (Call 09/13/24)(a)	2,253	2,361,775
2.59%, 05/25/31 (Call 05/25/30)(a)	3,255	3,360,625
2.60%, 09/11/22	3,395	3,475,394
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)	3,717	3,920,246
2.84%, 09/13/26	2,249	2,420,036
2.87%, 09/13/30 (Call 09/13/29)(a)	1,525	1,613,008
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(a)	2,296	2,478,968
3.17%, 09/11/27	3,928	4,270,443
3.55%, 03/05/23	4,247	4,450,134
3.66%, 02/28/27	2,997	3,331,825
3.92%, 09/11/24 (Call 09/11/23)(a)	2,628	2,800,633
4.02%, 03/05/28	3,940	4,510,394
4.25%, 09/11/29 (Call 09/11/28)(a)	4,130	4,760,940

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(a)	$15,720	$15,734,148
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(a)	10,595	10,610,998
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(a)	400	401,420
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(a)	3,850	3,855,428
0.79%, 05/30/25 (Call 05/30/24)(a)	12,795	12,771,457
0.99%, 12/10/26 (Call 12/10/25)(a)	11,034	10,902,585
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	9,530	9,569,264
1.59%, 05/04/27 (Call 04/04/27), (SOFR + 0.879%)(a)	2,812	2,839,670
1.79%, 02/13/32 (Call 02/13/31)(a)	6,690	6,477,726
1.93%, 04/28/32 (Call 01/28/32), (SOFR + 1.020%)(a)	18,860	18,438,668
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	11,344	11,785,282
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	8,050	8,073,103
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	12,147	12,725,076
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	8,844	9,294,690
2.80%, 01/25/52 (Call 07/25/51)(a)	7,980	7,951,910
3.13%, 01/23/23	9,347	9,706,673
3.13%, 07/27/26	9,907	10,746,915
3.22%, 04/22/42 (Call 04/22/41)(a)	1,279	1,370,640
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	9,942	11,040,591
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	3,004	3,365,411
3.63%, 01/20/27	9,481	10,544,958
3.70%, 10/23/24	10,850	11,814,782
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(a)	7,673	8,075,756
3.75%, 02/25/23	7,961	8,357,299
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	9,799	10,964,983
3.88%, 01/27/26	11,131	12,405,166
3.95%, 04/23/27	4,940	5,548,114
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	7,495	8,782,191
4.00%, 07/23/25	7,133	7,910,212
4.10%, 05/22/23	7,679	8,140,354
4.30%, 01/27/45	9,394	11,705,488
4.35%, 09/08/26	9,137	10,378,353
4.38%, 01/22/47	7,935	10,033,887
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	8,357	9,771,589
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 1.431%)(a)	5,587	6,916,091
4.88%, 11/01/22	7,663	8,056,342
5.00%, 11/24/25	10,458	12,038,831
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	4,940	7,455,349
6.25%, 08/09/26	4,501	5,537,130
6.38%, 07/24/42	6,822	10,527,574

Security	Par (000)	Value

Banks (continued)
7.25%, 04/01/32	$5,094	$7,453,031
Series F, 3.88%, 04/29/24	7,417	8,031,647
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	1,773	1,772,663
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	3,871	4,131,286
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	2,340	2,390,474
National Australia Bank Ltd./New York
1.88%, 12/13/22	1,699	1,735,172
2.50%, 07/12/26	5,901	6,303,802
2.88%, 04/12/23	2,131	2,219,053
3.00%, 01/20/23	5,447	5,652,842
3.38%, 01/14/26	3,229	3,560,683
3.63%, 06/20/23	3,390	3,592,451
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(a)	375	374,441
0.75%, 08/06/24	4,250	4,248,385
2.10%, 02/01/23	7,354	7,531,378
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)	3,470	3,482,214
2.36%, 05/22/24 (Call 05/22/23)(a)	5,418	5,568,783
3.03%, 11/28/35 (Call 08/28/30)(a)	1,790	1,797,840
3.07%, 05/22/28 (Call 05/22/27)(a)	6,647	7,089,158
3.75%, 11/01/29 (Call 11/01/24)(a)	3,485	3,704,241
3.88%, 09/12/23	11,694	12,439,960
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	7,678	8,316,963
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)	2,093	2,420,973
4.52%, 06/25/24 (Call 06/25/23)(a)	9,500	10,142,580
4.80%, 04/05/26	8,597	9,844,941
4.89%, 05/18/29 (Call 05/18/28)(a)	8,030	9,442,477
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)	6,122	7,330,789
5.13%, 05/28/24	3,065	3,393,139
6.00%, 12/19/23	2,612	2,910,003
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	1,974	2,013,441
3.15%, 05/03/29 (Call 02/03/29)	3,992	4,420,501
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	3,161	3,451,686
3.65%, 08/03/28 (Call 05/03/28)	75	85,524
3.95%, 10/30/25	3,221	3,630,743
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	1,625	1,604,119
1.50%, 02/12/25	12,035	12,406,761
1.63%, 09/17/22	5,084	5,161,429
2.88%, 03/13/23	2,400	2,497,416
3.13%, 11/07/23	61	64,684
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	344	368,132
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)	8,210	8,426,416
2.70%, 10/22/29	2,122	2,262,073
2.95%, 01/30/23 (Call 12/30/22)	2,300	2,379,028
2.95%, 02/23/25 (Call 01/23/25)	1,776	1,904,103
3.10%, 10/25/27 (Call 09/25/27)	3,938	4,333,178
3.25%, 06/01/25 (Call 05/02/25)	3,261	3,542,490
3.25%, 01/22/28 (Call 12/23/27)	4,319	4,784,502

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.30%, 10/30/24 (Call 09/30/24)	$1,761	$1,905,384
3.50%, 06/08/23 (Call 05/08/23)	504	531,322
3.80%, 07/25/23 (Call 06/25/23)	9,894	10,490,410
4.05%, 07/26/28	2,429	2,812,806
4.20%, 11/01/25 (Call 10/01/25)	2,418	2,733,380
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	3,086	3,109,361
2.20%, 11/01/24 (Call 10/02/24)	1,812	1,903,687
2.31%, 04/23/32 (Call 04/23/31)(a)	5,075	5,227,554
2.55%, 01/22/30 (Call 10/24/29)	9,884	10,388,084
2.60%, 07/23/26 (Call 05/24/26)	1,851	1,980,755
2.85%, 11/09/22(e)	1,530	1,577,170
3.15%, 05/19/27 (Call 04/19/27)	3,557	3,912,949
3.45%, 04/23/29 (Call 01/23/29)	4,350	4,857,819
3.50%, 01/23/24 (Call 12/24/23)	2,080	2,223,229
3.90%, 04/29/24 (Call 03/29/24)	3,356	3,629,413
Regions Bank/Birmingham AL, 6.45%, 06/26/37	1,685	2,419,087
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	7,600	7,595,288
2.25%, 05/18/25 (Call 04/18/25)	2,315	2,417,207
7.38%, 12/10/37	1,508	2,327,508
Royal Bank of Canada
0.43%, 01/19/24	995	993,219
0.50%, 10/26/23	1,140	1,142,394
0.65%, 07/29/24	7,025	7,030,620
0.88%, 01/20/26(b)	1,879	1,864,457
1.15%, 06/10/25	3,486	3,507,997
1.15%, 07/14/26	5,000	4,996,100
1.20%, 04/27/26	5,060	5,068,602
1.60%, 04/17/23	5,108	5,215,881
1.95%, 01/17/23	6,620	6,772,657
2.25%, 11/01/24	7,070	7,414,804
2.55%, 07/16/24	4,371	4,609,263
3.70%, 10/05/23	6,468	6,908,794
4.65%, 01/27/26	5,549	6,356,158
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	5,231	5,607,161
3.40%, 01/18/23 (Call 12/19/22)	4,368	4,527,563
3.45%, 06/02/25 (Call 05/02/25)	2,127	2,283,143
3.50%, 06/07/24 (Call 05/07/24)	4,169	4,449,032
4.40%, 07/13/27 (Call 04/14/27)	3,803	4,290,773
4.50%, 07/17/25 (Call 04/17/25)	7,021	7,779,619
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(a)	850	852,882
1.53%, 08/21/26 (Call 08/21/25)(a)	6,750	6,778,147
2.90%, 03/15/32 (Call 03/15/31)(a)	1,250	1,295,888
3.37%, 01/05/24 (Call 01/05/23)(a)	4,295	4,450,694
3.57%, 01/10/23 (Call 01/10/22)	8,158	8,249,533
3.82%, 11/03/28 (Call 11/03/27)(a)	5,628	6,209,541
4.80%, 11/15/24 (Call 11/15/23)(a)	856	930,378
Santander UK Group Holdings PLC., 1.67%, 06/14/27 (Call 06/14/26)(a)	1,997	2,001,553
Santander UK PLC, 4.00%, 03/13/24	2,757	2,991,621
State Street Corp.
2.20%, 03/03/31	55	56,187
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)	2,269	2,384,628
2.40%, 01/24/30	2,743	2,888,105
2.65%, 05/19/26	2,276	2,443,536

Security	Par (000)	Value

Banks (continued)
2.90%, 03/30/26 (Call 10/30/25)(a)	$1,949	$2,079,953
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	3,344	3,586,708
3.10%, 05/15/23	4,130	4,323,738
3.15%, 03/30/31 (Call 03/30/30)(a)	1,181	1,307,013
3.30%, 12/16/24	2,767	3,006,456
3.55%, 08/18/25	6,657	7,356,984
3.70%, 11/20/23	5,657	6,086,706
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	3,959	4,253,945
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	2,738	3,215,151
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	979	1,014,685
3.40%, 07/11/24	1,635	1,757,772
3.65%, 07/23/25	3,290	3,618,572
3.95%, 07/19/23	3,379	3,609,752
3.95%, 01/10/24	3,750	4,045,162
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	1,314	1,332,238
1.71%, 01/12/31	5,600	5,442,696
2.13%, 07/08/30	2,045	2,055,941
2.14%, 09/23/30	771	755,788
2.35%, 01/15/25	1,029	1,074,801
2.45%, 09/27/24	2,503	2,626,999
2.63%, 07/14/26	7,433	7,917,409
2.70%, 07/16/24	9,490	10,000,087
2.72%, 09/27/29	2,666	2,808,578
2.75%, 01/15/30	3,665	3,880,832
2.78%, 10/18/22	5,352	5,502,873
3.01%, 10/19/26	4,123	4,460,550
3.04%, 07/16/29	8,205	8,818,652
3.10%, 01/17/23	6,473	6,719,492
3.20%, 09/17/29	4,545	4,861,877
3.35%, 10/18/27	2,584	2,850,126
3.36%, 07/12/27	2,547	2,805,368
3.45%, 01/11/27	2,678	2,957,155
3.54%, 01/17/28	4,046	4,501,296
3.75%, 07/19/23	2,731	2,901,769
3.78%, 03/09/26	6,174	6,884,936
3.94%, 10/16/23	2,295	2,462,650
3.94%, 07/19/28	4,659	5,320,904
4.31%, 10/16/28	3,222	3,765,133
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	2,135	2,067,619
2.10%, 05/15/28 (Call 03/15/28)(b)	140	143,094
3.13%, 06/05/30 (Call 03/05/30)	2,101	2,275,362
3.50%, 01/29/25	2,807	3,032,037
Svenska Handelsbanken AB, 3.90%, 11/20/23	4,769	5,146,800
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	2,239	2,292,893
Toronto-Dominion Bank (The)
0.25%, 01/06/23	565	565,181
0.45%, 09/11/23	1,331	1,332,757
0.55%, 03/04/24	3,925	3,926,570
0.75%, 06/12/23	848	854,199
0.75%, 09/11/25	210	208,423
0.75%, 01/06/26	10,300	10,201,635
1.15%, 06/12/25	1,310	1,321,751
1.90%, 12/01/22	3,201	3,268,157

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.65%, 06/12/24	$3,801	$4,017,847
3.25%, 03/11/24	6,029	6,439,394
3.50%, 07/19/23	5,022	5,324,676
3.63%, 09/15/31 (Call 09/15/26)(a)	7,627	8,455,063
Toronto-Dominion Bank. (The), 1.20%, 06/03/26	7,165	7,209,996
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	530	537,680
1.50%, 03/10/25 (Call 02/10/25)	1,923	1,967,787
2.15%, 12/06/24 (Call 11/06/24)	5,206	5,443,810
2.25%, 03/11/30 (Call 12/11/29)	1,785	1,829,000
2.64%, 09/17/29 (Call 09/17/24)(a)	2,015	2,107,851
2.75%, 05/01/23 (Call 04/01/23)	1,625	1,689,236
3.00%, 02/02/23 (Call 01/02/23)	1,180	1,222,928
3.20%, 04/01/24 (Call 03/01/24)	3,666	3,910,705
3.30%, 05/15/26 (Call 04/15/26)	4,084	4,490,195
3.63%, 09/16/25 (Call 08/16/25)	6,684	7,350,061
3.69%, 08/02/24 (Call 08/02/23)(a)	5,476	5,819,783
3.80%, 10/30/26 (Call 09/30/26)	1,831	2,054,382
4.05%, 11/03/25 (Call 09/03/25)	2,800	3,140,844
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	7,341	7,246,595
1.20%, 08/05/25 (Call 07/03/25)	2,211	2,240,185
1.27%, 03/02/27 (Call 03/02/26)(a)	545	546,581
1.89%, 06/07/29 (Call 06/07/28)(a)	4,000	4,051,440
1.95%, 06/05/30 (Call 03/05/30)	345	350,403
2.20%, 03/16/23 (Call 02/13/23)	4,088	4,202,219
2.50%, 08/01/24 (Call 07/01/24)	6,818	7,183,854
2.85%, 10/26/24 (Call 09/26/24)	4,439	4,739,787
3.70%, 06/05/25 (Call 05/05/25)	3,309	3,649,926
3.75%, 12/06/23 (Call 11/06/23)	5,333	5,717,563
3.88%, 03/19/29 (Call 02/19/29)	3,951	4,511,607
4.00%, 05/01/25 (Call 03/01/25)	2,627	2,912,713
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	1,122	1,087,038
1.45%, 05/12/25 (Call 04/12/25)	5,926	6,063,246
2.40%, 07/30/24 (Call 06/30/24)	4,968	5,226,435
3.00%, 07/30/29 (Call 04/30/29)	868	945,512
3.10%, 04/27/26 (Call 03/27/26)	4,763	5,188,907
3.38%, 02/05/24 (Call 01/05/24)	4,913	5,243,596
3.60%, 09/11/24 (Call 08/11/24)	4,922	5,348,541
3.70%, 01/30/24 (Call 12/29/23)	3,379	3,630,837
3.90%, 04/26/28 (Call 03/26/28)	3,699	4,267,055
3.95%, 11/17/25 (Call 10/17/25)	2,154	2,418,123
Series V, 2.38%, 07/22/26 (Call 06/22/26)	6,229	6,625,912
Series X, 3.15%, 04/27/27 (Call 03/27/27)	4,702	5,180,240
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	1,070	1,093,283
2.05%, 01/21/25 (Call 12/21/24)	1,463	1,526,041
2.80%, 01/27/25 (Call 12/27/24)	5,932	6,333,418
2.85%, 01/23/23 (Call 12/23/22)	3,158	3,266,193
3.40%, 07/24/23 (Call 06/23/23)	2,600	2,746,900
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26)(a)	175	177,968
Wachovia Corp.
5.50%, 08/01/35	5,391	7,052,021
7.57%, 08/01/26(e)	100	128,439
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	1,360	1,518,549
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24)(a)	3,905	3,920,620

Security	Par (000)	Value

Banks (continued)
1.65%, 06/02/24 (Call 06/02/23)(a)	$11,450	$11,706,251
2.16%, 02/11/26 (Call 02/11/25)(a)	10,128	10,509,724
2.19%, 04/30/26 (Call 04/29/25)(a)	6,691	6,948,068
2.39%, 06/02/28 (Call 06/02/27)(a)	6,945	7,238,426
2.41%, 10/30/25 (Call 10/30/24)(a)	10,760	11,241,080
2.57%, 02/11/31 (Call 02/11/30)(a)	12,070	12,547,731
2.88%, 10/30/30 (Call 10/30/29)(a)	13,149	13,983,436
3.00%, 02/19/25	10,887	11,600,752
3.00%, 04/22/26	11,710	12,683,335
3.00%, 10/23/26	10,966	11,857,536
3.07%, 04/30/41 (Call 04/29/40)(a)	6,325	6,643,970
3.20%, 06/17/27 (Call 06/17/26)(a)	12,257	13,265,996
3.30%, 09/09/24	10,464	11,267,635
3.55%, 09/29/25	10,370	11,375,579
3.58%, 05/22/28 (Call 05/22/27)(a)	12,839	14,241,019
3.75%, 01/24/24 (Call 12/24/23)	6,192	6,640,858
3.90%, 05/01/45	7,821	9,335,067
4.10%, 06/03/26	12,382	13,901,271
4.13%, 08/15/23	5,562	5,948,503
4.15%, 01/24/29 (Call 10/24/28)	5,405	6,222,722
4.30%, 07/22/27	5,101	5,850,694
4.40%, 06/14/46	8,752	10,702,296
4.48%, 01/16/24	4,886	5,318,118
4.48%, 04/04/31 (Call 04/04/30)(a)	6,374	7,567,914
4.65%, 11/04/44	8,143	10,163,115
4.75%, 12/07/46	8,695	11,091,777
4.90%, 11/17/45	7,073	9,116,814
5.01%, 04/04/51 (Call 04/04/50)(a)	13,896	19,311,688
5.38%, 02/07/35	85	115,290
5.38%, 11/02/43	9,058	12,223,137
5.61%, 01/15/44	9,408	13,028,575
5.95%, 12/01/86	200	279,958
Series B, 7.95%, 11/15/29	234	325,831
Series M, 3.45%, 02/13/23	6,075	6,342,725
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)	9,874	10,469,106
5.85%, 02/01/37	1,211	1,664,483
5.95%, 08/26/36	2,092	2,885,935
6.60%, 01/15/38	2,230	3,290,410
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26)(a)	75	76,891
Westpac Banking Corp.
1.15%, 06/03/26	5,700	5,736,708
2.00%, 01/13/23	5,221	5,345,312
2.15%, 06/03/31	7,415	7,591,329
2.35%, 02/19/25	4,212	4,437,932
2.65%, 01/16/30	3,794	4,096,799
2.67%, 11/15/35 (Call 11/15/30)(a)	549	544,789
2.70%, 08/19/26	4,011	4,337,014
2.75%, 01/11/23	2,799	2,894,922
2.85%, 05/13/26	6,180	6,698,749
2.89%, 02/04/30 (Call 02/04/25)(a)	6,002	6,248,022
2.96%, 11/16/40	1,476	1,475,528
3.30%, 02/26/24	4,660	4,986,014
3.35%, 03/08/27	5,705	6,336,201
3.40%, 01/25/28	3,675	4,120,777
3.65%, 05/15/23	3,143	3,323,188
4.11%, 07/24/34 (Call 07/24/29)(a)	4,806	5,310,966
4.32%, 11/23/31 (Call 11/23/26)(a)	5,723	6,361,916
4.42%, 07/24/39	2,782	3,328,440

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wintrust Financial Corp., 4.85%, 06/06/29	$480	$528,067
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	3,618	3,826,505

		5,017,490,555

Beverages — 0.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	11,779	13,012,732
4.70%, 02/01/36 (Call 08/01/35)	21,092	25,986,399
4.90%, 02/01/46 (Call 08/01/45)	29,861	38,163,552
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	1,859	2,050,068
4.00%, 01/17/43	2,270	2,576,632
4.63%, 02/01/44	3,198	3,905,302
4.70%, 02/01/36 (Call 08/01/35)	986	1,210,838
4.90%, 02/01/46 (Call 08/01/45)	1,597	2,024,182
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	1,811	2,016,748
3.75%, 07/15/42	6,039	6,640,122
4.00%, 04/13/28 (Call 01/13/28)	9,284	10,574,197
4.35%, 06/01/40 (Call 12/01/39)	3,544	4,254,501
4.38%, 04/15/38 (Call 10/15/37)	7,043	8,419,836
4.44%, 10/06/48 (Call 04/06/48)	5,917	7,144,304
4.50%, 06/01/50 (Call 12/01/49)	6,069	7,527,441
4.60%, 04/15/48 (Call 10/15/47)	3,856	4,760,078
4.60%, 06/01/60 (Call 12/01/59)	1,383	1,726,731
4.75%, 01/23/29 (Call 10/23/28)	12,192	14,513,844
4.75%, 04/15/58 (Call 10/15/57)	5,697	7,246,641
4.90%, 01/23/31 (Call 10/23/30)	2,369	2,917,471
4.95%, 01/15/42	4,458	5,647,974
5.45%, 01/23/39 (Call 07/23/38)	9,457	12,486,077
5.55%, 01/23/49 (Call 07/23/48)	13,144	18,307,226
5.80%, 01/23/59 (Call 07/23/58)	8,196	12,152,291
5.88%, 06/15/35	485	647,771
8.00%, 11/15/39	4,065	6,707,860
8.20%, 01/15/39	4,321	7,258,718
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	150	163,749
4.00%, 04/15/38 (Call 10/15/37)	541	645,489
4.50%, 07/15/45 (Call 01/15/45)	1,490	1,947,117
Coca-Cola Co. (The)
1.00%, 03/15/28	1,255	1,224,943
1.38%, 03/15/31	1,439	1,387,901
1.45%, 06/01/27	1,863	1,899,757
1.50%, 03/05/28	1,575	1,588,403
1.65%, 06/01/30	3,874	3,842,737
1.75%, 09/06/24	4,413	4,592,344
2.00%, 03/05/31	2,149	2,189,852
2.13%, 09/06/29	5,048	5,245,781
2.25%, 01/05/32	10,085	10,436,765
2.50%, 06/01/40	2,298	2,305,469
2.50%, 03/15/51	670	649,337
2.60%, 06/01/50	3,694	3,661,382
2.75%, 06/01/60	3,651	3,672,139
2.88%, 05/05/41	5,425	5,701,458
2.90%, 05/25/27	3,193	3,499,368
3.00%, 03/05/51	2,975	3,173,195
3.38%, 03/25/27	1,817	2,031,733
3.45%, 03/25/30	5,498	6,249,467
4.20%, 03/25/50	337	430,066

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	$3,075	$3,400,058
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	1,145	1,108,303
2.75%, 01/22/30 (Call 10/22/29)	910	952,361
5.25%, 11/26/43	2,681	3,641,495
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	4,015	4,019,135
2.88%, 05/01/30 (Call 02/01/30)	3,476	3,662,800
3.15%, 08/01/29 (Call 05/01/29)	3,132	3,382,967
3.20%, 02/15/23 (Call 01/15/23)	3,970	4,120,542
3.50%, 05/09/27 (Call 02/09/27)	3,140	3,472,086
3.60%, 02/15/28 (Call 11/15/27)	1,192	1,322,298
3.70%, 12/06/26 (Call 09/06/26)	2,888	3,207,557
3.75%, 05/01/50 (Call 11/01/49)	1,795	2,006,954
4.10%, 02/15/48 (Call 08/15/47)	1,506	1,740,213
4.25%, 05/01/23	5,078	5,382,121
4.40%, 11/15/25 (Call 09/15/25)	2,014	2,270,926
4.50%, 05/09/47 (Call 11/09/46)	3,155	3,838,058
4.65%, 11/15/28 (Call 08/15/28)	1,812	2,133,195
4.75%, 11/15/24	3,071	3,436,080
4.75%, 12/01/25	1,132	1,298,619
5.25%, 11/15/48 (Call 05/15/48)	1,635	2,214,575
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	2,266	2,301,984
2.00%, 04/29/30 (Call 01/29/30)	3,871	3,901,774
2.13%, 10/24/24 (Call 09/24/24)	3,560	3,720,449
2.13%, 04/29/32 (Call 01/29/32)	4,135	4,175,192
2.38%, 10/24/29 (Call 07/24/29)	1,920	2,004,538
2.63%, 04/29/23 (Call 01/29/23)	4,200	4,336,332
3.50%, 09/18/23 (Call 08/18/23)	1,507	1,599,515
3.88%, 05/18/28 (Call 02/18/28)	1,266	1,449,443
3.88%, 04/29/43 (Call 10/29/42)	1,952	2,336,603
5.88%, 09/30/36	2,374	3,396,885
Diageo Investment Corp.
4.25%, 05/11/42	687	849,558
7.45%, 04/15/35	2,160	3,408,005
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	338	349,725
3.50%, 01/16/50 (Call 07/16/49)	7,890	8,415,711
4.38%, 05/10/43	600	729,450
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	2,090	2,092,153
2.25%, 03/15/31 (Call 12/15/30)(b)	2,828	2,867,931
2.55%, 09/15/26 (Call 06/15/26)	2,692	2,859,873
3.13%, 12/15/23 (Call 10/15/23)	3,230	3,409,168
3.20%, 05/01/30 (Call 02/01/30)	3,884	4,232,628
3.35%, 03/15/51 (Call 09/15/50)	1,825	1,949,009
3.40%, 11/15/25 (Call 08/15/25)	2,249	2,452,894
3.43%, 06/15/27 (Call 03/15/27)	2,683	2,970,510
3.80%, 05/01/50 (Call 11/01/49)	1,290	1,467,143
4.06%, 05/25/23 (Call 04/25/23)	2,703	2,866,802
4.42%, 05/25/25 (Call 03/25/25)	2,556	2,860,343
4.42%, 12/15/46 (Call 06/15/46)	592	724,371
4.50%, 11/15/45 (Call 05/15/45)	3,010	3,708,862
4.60%, 05/25/28 (Call 02/25/28)	6,987	8,199,035
4.99%, 05/25/38 (Call 11/25/37)	2,021	2,580,635
5.09%, 05/25/48 (Call 11/25/47)	2,609	3,495,199
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	2,336	2,510,546

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.20%, 07/15/46 (Call 01/15/46)	$5,562	$6,289,788
5.00%, 05/01/42	4,207	5,245,919
PepsiCo Inc.
0.40%, 10/07/23	2,676	2,684,831
0.75%, 05/01/23	3,394	3,423,494
1.40%, 02/25/31 (Call 11/25/30)	2,625	2,573,051
1.63%, 05/01/30 (Call 02/01/30)	4,460	4,443,766
2.25%, 03/19/25 (Call 02/19/25)	5,595	5,880,177
2.38%, 10/06/26 (Call 07/06/26)	5,606	6,000,550
2.63%, 03/19/27 (Call 01/19/27)	1,788	1,925,157
2.63%, 07/29/29 (Call 04/29/29)	6,313	6,793,230
2.75%, 03/01/23	1,509	1,566,719
2.75%, 04/30/25 (Call 01/30/25)	1,721	1,837,615
2.75%, 03/19/30 (Call 12/19/29)	9,972	10,809,748
2.85%, 02/24/26 (Call 11/24/25)	2,917	3,152,985
2.88%, 10/15/49 (Call 04/15/49)	2,782	2,917,122
3.00%, 10/15/27 (Call 07/15/27)	5,086	5,611,282
3.38%, 07/29/49 (Call 01/29/49)	3,836	4,347,761
3.45%, 10/06/46 (Call 04/06/46)	3,916	4,448,733
3.50%, 07/17/25 (Call 04/17/25)	3,210	3,519,540
3.50%, 03/19/40 (Call 09/19/39)	2,111	2,419,628
3.60%, 03/01/24 (Call 12/01/23)	4,447	4,762,559
3.60%, 08/13/42	1,491	1,738,223
3.63%, 03/19/50 (Call 09/19/49)	6,309	7,492,316
3.88%, 03/19/60 (Call 09/19/59)	936	1,175,588
4.00%, 03/05/42	3,353	4,108,934
4.00%, 05/02/47 (Call 11/02/46)	3,309	4,083,637
4.25%, 10/22/44 (Call 04/22/44)	1,580	1,982,789
4.45%, 04/14/46 (Call 10/14/45)	6,118	7,989,619
4.60%, 07/17/45 (Call 01/17/45)	2,955	3,912,154
4.88%, 11/01/40	210	282,217
5.50%, 01/15/40	529	751,640
7.00%, 03/01/29	2,060	2,887,028

		574,308,397

Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	6,900	6,878,955
1.90%, 02/21/25 (Call 01/21/25)	1,978	2,042,364
2.00%, 01/15/32 (Call 10/15/31)	7,710	7,592,808
2.20%, 02/21/27 (Call 12/21/26)	1,837	1,914,999
2.25%, 08/19/23 (Call 06/19/23)	3,829	3,956,735
2.30%, 02/25/31 (Call 11/25/30)	6,691	6,816,256
2.45%, 02/21/30 (Call 11/21/29)	1,867	1,931,580
2.60%, 08/19/26 (Call 05/19/26)	8,144	8,664,402
2.77%, 09/01/53 (Call 03/01/53)	7,059	6,762,734
2.80%, 08/15/41 (Call 02/15/41)	5,800	5,742,870
3.00%, 01/15/52 (Call 07/15/51)	7,700	7,658,574
3.13%, 05/01/25 (Call 02/01/25)	5,272	5,649,792
3.15%, 02/21/40 (Call 08/21/39)	5,842	6,119,144
3.20%, 11/02/27 (Call 08/02/27)	2,137	2,343,733
3.38%, 02/21/50 (Call 08/21/49)	4,205	4,471,429
3.63%, 05/22/24 (Call 02/22/24)	7,720	8,285,876
4.40%, 05/01/45 (Call 11/01/44)	7,584	9,253,238
4.56%, 06/15/48 (Call 12/15/47)	7,179	9,060,257
4.66%, 06/15/51 (Call 12/15/50)	6,868	8,907,727
4.95%, 10/01/41	3,622	4,675,386
5.15%, 11/15/41 (Call 05/15/41)	1,615	2,123,693
5.65%, 06/15/42 (Call 12/15/41)	80	110,779
6.38%, 06/01/37	125	179,274
6.40%, 02/01/39	50	72,318

Security	Par (000)	Value

Biotechnology (continued)
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	$7,293	$8,038,782
5.25%, 06/23/45 (Call 12/23/44)	1,473	2,017,377
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	9,700	9,803,887
3.15%, 05/01/50 (Call 11/01/49)	5,601	5,534,684
3.25%, 02/15/51 (Call 08/15/50)(c)	5,496	5,528,042
3.63%, 09/15/22	4,143	4,282,909
4.05%, 09/15/25 (Call 06/15/25)	4,759	5,289,295
5.20%, 09/15/45 (Call 03/15/45)	272	366,286
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/29/21)	2,534	2,534,634
1.20%, 10/01/27 (Call 08/01/27)	3,295	3,246,563
1.65%, 10/01/30 (Call 07/01/30)	7,208	7,030,539
2.50%, 09/01/23 (Call 07/01/23)	2,713	2,817,342
2.60%, 10/01/40 (Call 04/01/40)	3,941	3,835,460
2.80%, 10/01/50 (Call 04/01/50)	4,700	4,580,808
2.95%, 03/01/27 (Call 12/01/26)	2,070	2,235,641
3.50%, 02/01/25 (Call 11/01/24)	1,766	1,911,254
3.65%, 03/01/26 (Call 12/01/25)	4,668	5,146,750
3.70%, 04/01/24 (Call 01/01/24)	7,174	7,687,156
4.00%, 09/01/36 (Call 03/01/36)	2,493	2,920,101
4.15%, 03/01/47 (Call 09/01/46)	7,348	8,802,316
4.50%, 02/01/45 (Call 08/01/44)	7,215	8,931,160
4.60%, 09/01/35 (Call 03/01/35)	4,298	5,302,615
4.75%, 03/01/46 (Call 09/01/45)	8,938	11,493,285
4.80%, 04/01/44 (Call 10/01/43)	1,921	2,469,273
5.65%, 12/01/41 (Call 06/01/41)	4,846	6,789,924
Illumina Inc.
0.55%, 03/23/23	135	135,244
2.55%, 03/23/31 (Call 12/23/30)	5,300	5,432,235
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	5,307	5,107,191
2.80%, 09/15/50 (Call 03/15/50)	2,994	2,836,575
Royalty Pharma PLC
0.75%, 09/02/23	565	567,486
1.20%, 09/02/25 (Call 08/02/25)	1,257	1,254,134
1.75%, 09/02/27 (Call 07/02/27)	1,826	1,831,350
2.15%, 09/02/31 (Call 06/02/31)	1,385	1,352,480
2.20%, 09/02/30 (Call 06/02/30)	1,031	1,021,989
3.30%, 09/02/40 (Call 03/02/40)	882	893,828
3.35%, 09/02/51 (Call 03/02/51)	2,000	1,941,060
3.55%, 09/02/50 (Call 03/02/50)	1,953	1,956,652

		274,141,230

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	4,627	4,817,077
2.49%, 02/15/27 (Call 12/15/26)	3,113	3,278,798
2.70%, 02/15/31 (Call 11/15/30)	2,330	2,432,706
2.72%, 02/15/30 (Call 11/15/29)	5,823	6,114,325
3.38%, 04/05/40 (Call 10/05/39)	7,463	7,982,500
3.58%, 04/05/50 (Call 10/05/49)	7,068	7,700,162
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	740	746,475
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	2,532	2,753,069
4.00%, 09/21/23 (Call 08/21/23)	2,782	2,969,729
4.00%, 06/15/25 (Call 03/15/25)	425	468,163
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	333	357,329
3.90%, 02/14/26 (Call 11/14/25)	991	1,098,692

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
4.50%, 02/15/47 (Call 08/15/46)	$3,012	$3,814,126
4.63%, 07/02/44 (Call 01/02/44)	1,584	1,976,547
4.95%, 07/02/64 (Call 01/02/64)(e)	1,665	2,299,298
5.13%, 09/14/45 (Call 03/14/45)	245	327,548
6.00%, 01/15/36	454	644,730
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	2,405	2,363,778
Lafarge SA, 7.13%, 07/15/36	100	150,168
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	1,005	1,012,739
1.70%, 08/01/27 (Call 06/01/27)	878	882,662
3.00%, 11/15/23 (Call 09/15/23)	1,823	1,907,095
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	610	624,786
3.20%, 07/15/51 (Call 01/15/51)	1,035	1,061,082
3.45%, 06/01/27 (Call 03/01/27)	863	946,910
3.50%, 12/15/27 (Call 09/15/27)	2,344	2,602,637
4.25%, 07/02/24 (Call 04/02/24)	550	599,060
4.25%, 12/15/47 (Call 06/15/47)	2,570	3,054,008
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	2,436	2,518,507
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	2,272	2,240,806
2.00%, 10/01/30 (Call 07/01/30)	719	708,711
2.00%, 02/15/31 (Call 11/15/30)	4,150	4,103,935
3.13%, 02/15/51 (Call 08/15/50)	1,915	1,925,207
3.50%, 11/15/27 (Call 08/15/27)	2,190	2,410,708
4.50%, 05/15/47 (Call 11/15/46)	1,160	1,419,260
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	3,169	3,444,069
3.88%, 06/01/30 (Call 03/01/30)	2,892	3,239,416
3.95%, 08/15/29 (Call 05/15/29)	1,928	2,189,340
4.20%, 12/01/24 (Call 09/01/24)	544	594,543
4.30%, 07/15/47 (Call 01/15/47)	2,771	3,271,360
4.40%, 01/30/48 (Call 07/30/47)	1,834	2,199,645
7.00%, 12/01/36	1,100	1,608,684
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	3,790	4,216,868
3.90%, 04/01/27 (Call 01/01/27)	751	849,133
4.50%, 04/01/25 (Call 01/01/25)	1,582	1,760,734
4.50%, 06/15/47 (Call 12/15/46)	2,789	3,440,957
4.70%, 03/01/48 (Call 09/01/47)	1,098	1,394,394

		108,522,476

Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	2,383	2,444,005
1.85%, 05/15/27 (Call 03/15/27)	5,960	6,177,123
2.05%, 05/15/30 (Call 02/15/30)	4,450	4,575,979
2.70%, 05/15/40 (Call 11/15/39)	1,519	1,561,973
2.75%, 02/03/23	347	358,933
2.80%, 05/15/50 (Call 11/15/49)	4,128	4,218,156
3.35%, 07/31/24 (Call 04/30/24)	1,779	1,908,671
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	4,471	4,878,263
5.45%, 12/01/44 (Call 06/01/44)	425	555,445
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	3,873	4,251,470
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	1,918	2,048,693
4.63%, 11/15/22	2,568	2,692,394

Security	Par (000)	Value

Chemicals (continued)
Celanese US Holdings LLC, 1.40%, 08/05/26 (Call 07/05/26)	$1,000	$998,200
CF Industries Inc.
3.45%, 06/01/23	25	26,273
4.95%, 06/01/43	25	30,835
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	561	564,854
3.60%, 11/15/50 (Call 05/15/50)	1,071	1,177,125
3.63%, 05/15/26 (Call 03/15/26)	2,038	2,256,535
4.25%, 10/01/34 (Call 04/01/34)	4,317	5,046,184
4.38%, 11/15/42 (Call 05/15/42)	4,542	5,472,156
4.55%, 11/30/25 (Call 09/30/25)	133	151,174
4.63%, 10/01/44 (Call 04/01/44)	3,305	4,121,170
4.80%, 11/30/28 (Call 08/30/28)	2,235	2,683,788
4.80%, 05/15/49 (Call 11/15/48)	2,455	3,192,310
5.25%, 11/15/41 (Call 05/15/41)	5,929	7,839,620
5.55%, 11/30/48 (Call 05/30/48)	2,528	3,594,209
7.38%, 11/01/29	2,174	3,030,143
9.40%, 05/15/39	1,432	2,623,252
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	10,785	11,613,504
4.49%, 11/15/25 (Call 09/25/25)	7,561	8,536,974
4.73%, 11/15/28 (Call 08/15/28)	8,414	10,029,825
5.32%, 11/15/38 (Call 05/15/38)	8,393	11,107,884
5.42%, 11/15/48 (Call 05/15/48)	6,184	8,748,196
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	5,034	5,487,966
4.50%, 12/01/28 (Call 09/01/28)	758	886,815
4.65%, 10/15/44 (Call 04/15/44)	3,966	4,873,460
4.80%, 09/01/42 (Call 03/01/42)	1,972	2,458,650
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	5,635	5,391,004
2.13%, 08/15/50 (Call 02/15/50)(b)	1,068	972,499
2.70%, 11/01/26 (Call 08/01/26)	3,114	3,346,771
2.75%, 08/18/55 (Call 02/18/55)(c)	5,499	5,447,034
3.25%, 01/14/23 (Call 11/19/22)	1,809	1,872,225
3.25%, 12/01/27 (Call 09/01/27)	980	1,085,164
4.80%, 03/24/30 (Call 12/24/29)	1,503	1,845,834
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	4,710	4,832,884
2.30%, 07/15/30 (Call 04/15/30)(b)	5,792	5,984,642
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	1,684	1,815,706
3.45%, 10/01/29 (Call 07/01/29)	1,329	1,451,002
4.10%, 02/01/24 (Call 11/01/23)	1,958	2,092,456
4.50%, 10/01/49 (Call 04/01/49)	1,495	1,790,442
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	1,270	1,316,139
4.50%, 05/01/29 (Call 02/01/29)	2,655	3,044,250
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	2,049	2,126,944
4.38%, 06/01/47 (Call 12/01/46)	2,540	3,090,901
4.45%, 09/26/28 (Call 06/26/28)	1,405	1,641,363
5.00%, 09/26/48 (Call 03/26/48)	2,217	2,948,388
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	6,752	6,398,803
2.00%, 08/10/50 (Call 02/10/50)	1,635	1,439,209
2.65%, 02/05/25 (Call 11/05/24)	4,435	4,695,290
2.70%, 02/21/23 (Call 11/21/22)	1,345	1,385,498
3.20%, 01/30/26 (Call 10/30/25)	1,999	2,181,669

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.55%, 11/07/42 (Call 05/07/42)	$1,482	$1,719,120
Lubrizol Corp. (The), 6.50%, 10/01/34	212	313,506
LYB International Finance BV
4.00%, 07/15/23	2,182	2,321,932
4.88%, 03/15/44 (Call 09/15/43)	3,170	4,017,563
5.25%, 07/15/43	169	222,262
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	3,819	4,200,327
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	1,540	1,541,786
2.25%, 10/01/30 (Call 07/01/30)	1,446	1,469,035
2.88%, 05/01/25 (Call 04/01/25)	1,217	1,300,133
3.38%, 05/01/30 (Call 02/01/30)	3,433	3,782,754
3.38%, 10/01/40 (Call 04/01/40)	2,321	2,455,293
3.63%, 04/01/51 (Call 04/01/50)	4,956	5,397,580
3.80%, 10/01/60 (Call 04/01/60)	3,226	3,539,728
4.20%, 10/15/49 (Call 04/15/49)	1,880	2,208,286
4.20%, 05/01/50 (Call 11/01/49)	3,992	4,693,315
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	3,642	4,582,546
5.75%, 04/15/24 (Call 01/15/24)	1,784	1,991,675
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	1,670	1,721,536
4.05%, 11/15/27 (Call 08/15/27)	1,160	1,311,879
4.25%, 11/15/23 (Call 08/15/23)	1,798	1,924,004
4.88%, 11/15/41 (Call 05/15/41)	1,090	1,300,043
5.45%, 11/15/33 (Call 05/15/33)	1,517	1,930,049
5.63%, 11/15/43 (Call 05/15/43)	923	1,235,685
NewMarket Corp.
2.70%, 03/18/31 (Call 12/18/30)	680	689,982
4.10%, 12/15/22	1,508	1,572,316
Nutrien Ltd.
1.90%, 05/13/23	357	365,268
2.95%, 05/13/30 (Call 02/13/30)	512	547,108
3.00%, 04/01/25 (Call 01/01/25)	2,155	2,295,721
3.15%, 10/01/22 (Call 07/01/22)	1,496	1,530,558
3.38%, 03/15/25 (Call 12/15/24)	3,317	3,576,522
3.50%, 06/01/23 (Call 03/01/23)	675	704,767
3.63%, 03/15/24 (Call 12/15/23)	3,953	4,216,151
3.95%, 05/13/50 (Call 11/13/49)	1,035	1,215,794
4.00%, 12/15/26 (Call 09/15/26)	1,354	1,522,722
4.13%, 03/15/35 (Call 09/15/34)	2,420	2,796,092
4.20%, 04/01/29 (Call 01/01/29)	2,009	2,318,949
4.90%, 06/01/43 (Call 12/01/42)	2,409	3,113,657
5.00%, 04/01/49 (Call 10/01/48)	2,194	2,956,196
5.25%, 01/15/45 (Call 07/15/44)	2,781	3,749,539
5.63%, 12/01/40	951	1,325,123
5.88%, 12/01/36	1,184	1,625,170
6.13%, 01/15/41 (Call 07/15/40)	1,833	2,666,612
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	4,615	4,617,031
2.40%, 08/15/24 (Call 07/15/24)	1,366	1,431,486
2.55%, 06/15/30 (Call 03/15/30)	1,112	1,162,874
2.80%, 08/15/29 (Call 05/15/29)	1,490	1,584,719
3.20%, 03/15/23 (Call 02/15/23)	1,350	1,403,730
3.75%, 03/15/28 (Call 12/15/27)(b)	3,911	4,437,538
Rohm & Haas Co., 7.85%, 07/15/29	1,299	1,819,639
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,763	1,811,042
3.75%, 03/15/27 (Call 12/15/26)	2,360	2,598,171

Security	Par (000)	Value

Chemicals (continued)
4.25%, 01/15/48 (Call 07/15/47)	$181	$206,668
4.55%, 03/01/29 (Call 12/01/28)	2,044	2,367,218
5.25%, 06/01/45 (Call 12/01/44)	1,435	1,841,851
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	3,696	3,782,671
2.95%, 08/15/29 (Call 05/15/29)	2,652	2,850,847
3.13%, 06/01/24 (Call 04/01/24)	1,785	1,897,973
3.30%, 05/15/50 (Call 11/15/49)	1,710	1,837,190
3.45%, 08/01/25 (Call 05/01/25)	2,625	2,856,840
3.45%, 06/01/27 (Call 03/01/27)	5,275	5,833,042
3.80%, 08/15/49 (Call 02/15/49)	2,535	2,930,713
3.95%, 01/15/26 (Call 10/15/25)	1,740	1,934,549
4.00%, 12/15/42 (Call 06/15/42)	1,445	1,686,257
4.50%, 06/01/47 (Call 12/01/46)	4,343	5,461,800
4.55%, 08/01/45 (Call 02/01/45)	432	544,117
Westlake Chemical Corp.
2.88%, 08/15/41 (Call 02/15/41)	4,800	4,681,728
3.13%, 08/15/51 (Call 02/15/51)	3,335	3,229,714
3.38%, 06/15/30 (Call 03/15/30)	2,452	2,667,531
3.38%, 08/15/61 (Call 02/15/61)	2,400	2,315,304
3.60%, 08/15/26 (Call 05/15/26)	5,579	6,156,092
4.38%, 11/15/47 (Call 05/15/47)	325	381,794
5.00%, 08/15/46 (Call 02/15/46)	3,295	4,209,428

		384,926,165

Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	1,630	1,896,456
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	9,892	9,504,827
1.70%, 05/15/28 (Call 03/15/28)	2,900	2,950,431
3.38%, 09/15/25 (Call 06/15/25)	4,141	4,537,169
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	2,025	2,064,589
3.88%, 08/15/30 (Call 05/15/30)	1,275	1,393,409
5.25%, 10/01/25 (Call 07/01/25)	1,034	1,181,562
5.50%, 11/01/22 (Call 05/01/22)	3,494	3,605,109
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	1,850	2,022,660
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	945	931,723
California Institute of Technology
3.65%, 09/01/19 (Call 03/01/19)	2,481	2,944,823
4.32%, 08/01/45	368	484,056
4.70%, 11/01/11	1,300	1,920,997
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	4,430	4,971,479
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	1,105	1,632,958
Duke University
Series 2020, 2.68%, 10/01/44(b)	1,956	2,027,081
Series 2020, 2.76%, 10/01/50(b)	1,228	1,294,324
Series 2020, 2.83%, 10/01/55	2,205	2,312,670
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	143	146,854
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	2,043	2,200,086
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	2,100	2,114,595
2.60%, 12/01/24 (Call 11/01/24)	6,638	6,985,035
2.60%, 12/15/25 (Call 11/15/25)	1,417	1,499,073
3.10%, 05/15/30 (Call 02/15/30)	2,006	2,149,349
3.30%, 12/15/22 (Call 09/15/22)	2,340	2,409,077

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
3.95%, 06/15/23 (Call 05/15/23)	$1,776	$1,878,404
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	775	761,290
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	2,682	2,759,188
George Washington University (The)
4.87%, 09/15/45	1,200	1,657,968
Series 2014, 4.30%, 09/15/44	75	96,620
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	2,997	3,781,794
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	1,199	1,232,560
Series A, 5.22%, 10/01/18 (Call 04/01/18)	596	901,128
Series B, 4.32%, 04/01/49 (Call 10/01/48)	1,128	1,430,518
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,070	1,063,698
2.65%, 02/15/25 (Call 01/15/24)	2,055	2,160,257
2.90%, 05/15/30 (Call 02/15/30)	4,114	4,323,896
3.20%, 08/15/29 (Call 05/15/29)	3,867	4,150,954
3.75%, 06/01/23 (Call 03/01/23)	1,734	1,815,984
4.00%, 06/01/23 (Call 05/01/23)	4,438	4,688,791
4.15%, 08/15/49 (Call 02/15/49)	602	692,667
4.45%, 06/01/28 (Call 03/01/28)	3,645	4,206,622
4.80%, 04/01/26 (Call 01/01/26)	4,242	4,852,763
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(c)	5,100	5,103,213
2.65%, 07/15/31 (Call 04/15/31)(c)	3,075	3,120,172
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	2,088	2,741,356
Series A, 2.81%, 01/01/60 (Call 07/01/59)	135	141,062
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	85	86,425
2.41%, 06/01/50 (Call 12/01/49)	1,295	1,298,186
3.65%, 05/01/48 (Call 11/01/47)	2,521	3,127,200
Massachusetts Institute of Technology
3.89%, 07/01/16	363	461,761
3.96%, 07/01/38	629	760,386
4.68%, 07/01/14	2,273	3,449,232
5.60%, 07/01/11	2,945	5,253,527
Series F, 2.99%, 07/01/50 (Call 01/01/50)	2,096	2,327,440
Series G, 2.29%, 07/01/51 (Call 01/01/51)	1,304	1,262,272
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	1,490	1,478,914
2.55%, 08/18/60 (Call 02/18/60)	1,697	1,528,709
2.63%, 01/15/23 (Call 12/15/22)	5,263	5,415,995
2.75%, 08/19/41 (Call 02/19/41)	1,765	1,750,756
3.25%, 01/15/28 (Call 10/15/27)	3,444	3,776,931
3.25%, 05/20/50 (Call 11/20/49)	1,398	1,472,835
3.75%, 03/24/25 (Call 02/24/25)	270	295,083
4.25%, 02/01/29 (Call 11/01/28)	1,691	1,964,367
4.88%, 02/15/24 (Call 11/15/23)	4,744	5,188,133
4.88%, 12/17/48 (Call 06/17/48)	1,533	2,052,288
5.25%, 07/15/44	1,001	1,373,923
Northeastern University, Series 2020, 2.89%, 10/01/50	761	789,469
Northwestern University
4.64%, 12/01/44	650	863,662
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	2,394	3,016,919
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	1,422	1,451,265
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	691	716,747
3.17%, 11/01/51 (Call 05/01/51)	2,489	2,686,776
3.32%, 11/01/61 (Call 05/01/61)	1,216	1,339,096

Security	Par (000)	Value

Commercial Services (continued)
PayPal Holdings Inc.
1.35%, 06/01/23	$6,551	$6,667,018
1.65%, 06/01/25 (Call 05/01/25)	3,881	3,996,421
2.20%, 09/26/22	1,565	1,597,411
2.30%, 06/01/30 (Call 03/01/30)	3,669	3,815,430
2.40%, 10/01/24 (Call 09/01/24)	6,595	6,950,009
2.65%, 10/01/26 (Call 08/01/26)	3,725	4,003,183
2.85%, 10/01/29 (Call 07/01/29)	4,089	4,411,091
3.25%, 06/01/50 (Call 12/01/49)	4,387	4,836,667
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	1,674	1,700,951
3.15%, 07/15/46 (Call 01/15/46)	679	769,633
3.30%, 07/15/56 (Call 01/15/56)	1,836	2,170,299
4.88%, 10/15/40	600	832,410
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	925	972,194
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,059	1,136,709
3.50%, 03/16/23 (Call 02/16/23)	1,358	1,418,064
4.00%, 03/18/29 (Call 12/18/28)	4,672	5,278,192
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	1,679	1,676,179
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	2,602	2,478,691
2.30%, 08/15/60 (Call 02/15/60)	1,930	1,698,130
2.50%, 12/01/29 (Call 09/01/29)	1,998	2,116,102
2.95%, 01/22/27 (Call 10/22/26)	3,000	3,248,040
3.25%, 12/01/49 (Call 06/01/49)	3,263	3,563,816
4.00%, 06/15/25 (Call 03/15/25)	1,960	2,173,307
Trustees of Boston College, 3.13%, 07/01/52	1,818	1,979,711
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	1,287	1,616,318
Trustees of Princeton University (The)
5.70%, 03/01/39	2,505	3,731,749
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	1,682	1,714,294
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/19 (Call 08/15/18)	2,008	2,374,340
4.67%, 09/01/12	25	36,582
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	1,173	1,150,443
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	160	172,654
4.00%, 10/01/53 (Call 04/01/53)	1,321	1,688,740
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	887	920,662
Series C, 2.55%, 04/01/50 (Call 10/01/49)	1,786	1,727,651
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	105	125,544
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	4,456	5,215,392
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	910	954,217
3.03%, 10/01/39	4,849	5,261,359
5.25%, 10/01/11	558	895,478
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	2,143	2,647,205
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	1,200	1,282,440
Series A, 3.23%, 10/01/20 (Call 04/01/20)	729	756,950
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	1,682	1,832,640
4.00%, 06/15/25 (Call 03/15/25)	4,523	4,993,663
4.13%, 09/12/22	2,206	2,286,188
4.13%, 03/15/29 (Call 12/15/28)	2,699	3,091,462
5.50%, 06/15/45 (Call 12/15/44)	2,820	3,847,016

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
William Marsh Rice University
3.57%, 05/15/45	$670	$782,198
3.77%, 05/15/55	2,085	2,654,976
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	2,052	2,067,924
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	589	584,736
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	888	877,415

		298,709,488

Computers — 0.7%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	826	836,242
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	17,058	16,908,913
0.70%, 02/08/26 (Call 01/08/26)	4,650	4,622,100
0.75%, 05/11/23	3,659	3,690,394
1.13%, 05/11/25 (Call 04/11/25)	5,691	5,758,097
1.20%, 02/08/28 (Call 12/08/27)	3,450	3,412,568
1.25%, 08/20/30 (Call 05/20/30)	8,247	7,950,190
1.40%, 08/05/28 (Call 06/05/28)	5,000	4,986,450
1.65%, 05/11/30 (Call 02/11/30)	5,530	5,507,825
1.65%, 02/08/31 (Call 11/08/30)	2,860	2,830,971
1.70%, 08/05/31 (Call 05/05/31)	10,110	10,023,661
1.80%, 09/11/24 (Call 08/11/24)	2,407	2,495,457
2.05%, 09/11/26 (Call 07/11/26)	12,222	12,818,434
2.10%, 09/12/22 (Call 08/12/22)	2,791	2,840,987
2.20%, 09/11/29 (Call 06/11/29)	3,665	3,824,941
2.38%, 02/08/41 (Call 08/08/40)	2,535	2,488,686
2.40%, 01/13/23 (Call 12/13/22)	2,934	3,015,213
2.40%, 05/03/23	17,471	18,094,889
2.40%, 08/20/50 (Call 06/20/50)	2,096	1,981,391
2.45%, 08/04/26 (Call 05/04/26)	9,096	9,702,976
2.50%, 02/09/25	5,497	5,813,132
2.55%, 08/20/60 (Call 02/20/60)	10,197	9,569,069
2.65%, 05/11/50 (Call 11/11/49)	6,384	6,320,032
2.65%, 02/08/51 (Call 08/08/50)	4,035	3,980,608
2.70%, 08/05/51 (Call 02/05/51)	9,535	9,498,672
2.75%, 01/13/25 (Call 11/13/24)	7,818	8,319,447
2.80%, 02/08/61 (Call 02/08/60)	1,725	1,705,973
2.85%, 02/23/23 (Call 12/23/22)	6,711	6,940,315
2.85%, 05/11/24 (Call 03/11/24)	7,462	7,908,451
2.85%, 08/05/61 (Call 02/05/61)	2,000	1,996,560
2.90%, 09/12/27 (Call 06/12/27)	6,416	7,003,641
2.95%, 09/11/49 (Call 03/11/49)	6,353	6,609,344
3.00%, 02/09/24 (Call 12/09/23)	5,801	6,135,138
3.00%, 06/20/27 (Call 03/20/27)	4,560	5,026,670
3.00%, 11/13/27 (Call 08/13/27)	6,821	7,494,778
3.20%, 05/13/25	8,991	9,760,809
3.20%, 05/11/27 (Call 02/11/27)	5,062	5,604,140
3.25%, 02/23/26 (Call 11/23/25)	10,943	11,991,558
3.35%, 02/09/27 (Call 11/09/26)	8,560	9,510,160
3.45%, 05/06/24	10,810	11,659,774
3.45%, 02/09/45	7,434	8,392,912
3.75%, 09/12/47 (Call 03/12/47)	3,514	4,136,611
3.75%, 11/13/47 (Call 05/13/47)	5,432	6,398,950
3.85%, 05/04/43	11,058	13,234,325
3.85%, 08/04/46 (Call 02/04/46)	6,309	7,549,791
4.25%, 02/09/47 (Call 08/09/46)	5,211	6,567,267
4.38%, 05/13/45	4,693	6,017,552
4.45%, 05/06/44	2,372	3,081,275
4.50%, 02/23/36 (Call 08/23/35)	3,523	4,476,641
4.65%, 02/23/46 (Call 08/23/45)	11,174	14,894,272

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	$6,467	$7,019,993
4.90%, 10/01/26 (Call 08/01/26)	7,374	8,534,594
5.30%, 10/01/29 (Call 07/01/29)	8,315	10,119,521
5.45%, 06/15/23 (Call 04/15/23)	12,543	13,522,357
5.85%, 07/15/25 (Call 06/15/25)	4,747	5,545,778
6.02%, 06/15/26 (Call 03/15/26)	7,562	9,049,521
6.10%, 07/15/27 (Call 05/15/27)	4,285	5,289,661
6.20%, 07/15/30 (Call 04/15/30)	4,003	5,160,347
8.10%, 07/15/36 (Call 01/15/36)	3,625	5,574,126
8.35%, 07/15/46 (Call 01/15/46)	6,999	11,545,900
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	1,874	2,057,015
4.25%, 04/15/24 (Call 02/15/24)	2,573	2,777,734
4.75%, 04/15/27 (Call 01/15/27)	1,518	1,739,567
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	5,020	4,988,424
2.20%, 03/15/31 (Call 12/15/30)	5,429	5,473,083
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	3,400	3,637,762
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	385	390,040
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	3,546	3,606,211
1.75%, 04/01/26 (Call 03/01/26)	826	842,619
2.25%, 04/01/23 (Call 03/01/23)	3,853	3,953,024
4.40%, 10/15/22 (Call 08/15/22)	4,262	4,420,205
4.45%, 10/02/23 (Call 09/02/23)	2,245	2,415,710
4.65%, 10/01/24 (Call 09/01/24)	398	441,402
4.90%, 10/15/25 (Call 07/15/25)	4,103	4,675,738
6.20%, 10/15/35 (Call 04/15/35)	5,920	8,058,896
6.35%, 10/15/45 (Call 04/15/45)	2,400	3,319,440
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(c)	4,305	4,301,255
2.20%, 06/17/25 (Call 05/17/25)	4,940	5,125,497
2.65%, 06/17/31 (Call 03/17/31)(c)	5,725	5,740,515
3.00%, 06/17/27 (Call 04/17/27)	2,941	3,165,575
3.40%, 06/17/30 (Call 03/17/30)	2,438	2,609,879
4.05%, 09/15/22	2,098	2,175,857
6.00%, 09/15/41	5,099	6,702,330
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	4,655	4,746,052
1.95%, 05/15/30 (Call 02/15/30)	4,940	4,958,871
2.85%, 05/15/40 (Call 11/15/39)	2,650	2,702,603
2.88%, 11/09/22	4,988	5,141,132
2.95%, 05/15/50 (Call 11/15/49)	3,434	3,476,582
3.00%, 05/15/24	10,219	10,873,731
3.30%, 05/15/26	8,471	9,326,402
3.30%, 01/27/27	3,005	3,315,056
3.38%, 08/01/23	6,842	7,228,915
3.45%, 02/19/26	5,099	5,625,982
3.50%, 05/15/29	8,945	10,017,774
3.63%, 02/12/24	7,448	7,999,822
4.00%, 06/20/42	3,991	4,727,818
4.15%, 05/15/39	9,455	11,350,917
4.25%, 05/15/49	7,330	9,157,149
4.70%, 02/19/46	1,609	2,109,319
5.60%, 11/30/39	2,750	3,882,367
5.88%, 11/29/32	1,704	2,318,292
6.22%, 08/01/27	1,617	2,044,729

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
6.50%, 01/15/28	$1,465	$1,899,431
7.00%, 10/30/25	3,502	4,356,208
7.13%, 12/01/96(b)	860	1,597,854
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	3,800	3,756,528
2.95%, 05/15/23 (Call 04/15/23)	1,967	2,040,015
3.63%, 05/15/25 (Call 04/15/25)	1,195	1,295,332
4.38%, 05/15/30 (Call 02/15/30)	968	1,111,128
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	4,950	5,098,153
2.38%, 06/22/27 (Call 04/22/27)	1,500	1,574,070
2.70%, 06/22/30 (Call 03/22/30)	2,945	3,059,384
3.30%, 09/29/24 (Call 07/29/24)	867	926,129

		643,085,573

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
2.10%, 05/01/23	764	786,691
2.25%, 11/15/22	1,509	1,545,563
3.25%, 03/15/24	952	1,019,268
3.70%, 08/01/47 (Call 02/01/47)	1,670	2,068,161
4.00%, 08/15/45	3,173	4,065,406
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	5,220	5,284,728
2.00%, 12/01/24 (Call 11/01/24)	2,106	2,202,223
2.38%, 12/01/29 (Call 09/01/29)	3,008	3,163,965
2.60%, 04/15/30 (Call 01/15/30)	699	743,771
3.13%, 12/01/49 (Call 06/01/49)	2,217	2,456,946
3.15%, 03/15/27 (Call 12/15/26)	1,935	2,134,054
4.15%, 03/15/47 (Call 09/15/46)	1,200	1,531,212
4.38%, 06/15/45 (Call 12/15/44)	517	661,848
6.00%, 05/15/37	1,817	2,629,036
Procter & Gamble Co. (The)
0.55%, 10/29/25	8,330	8,269,774
1.00%, 04/23/26	565	568,531
1.20%, 10/29/30	6,425	6,191,837
1.95%, 04/23/31	1,175	1,206,643
2.45%, 11/03/26	3,110	3,331,494
2.70%, 02/02/26	3,099	3,344,534
2.80%, 03/25/27	2,715	2,952,725
2.85%, 08/11/27	4,570	5,002,870
3.00%, 03/25/30	6,295	6,988,835
3.10%, 08/15/23	2,867	3,024,972
3.50%, 10/25/47	325	394,059
3.55%, 03/25/40	145	172,841
3.60%, 03/25/50	527	659,124
5.80%, 08/15/34	30	43,085
Unilever Capital Corp.
0.38%, 09/14/23	450	450,783
0.63%, 08/12/24 (Call 08/12/22)	75	75,086
1.38%, 09/14/30 (Call 06/14/30)	2,491	2,422,522
1.75%, 08/12/31 (Call 05/12/31)	3,025	3,006,366
2.00%, 07/28/26	2,574	2,693,356
2.13%, 09/06/29 (Call 06/06/29)	1,384	1,432,011
2.60%, 05/05/24 (Call 03/05/24)	3,487	3,668,429
2.90%, 05/05/27 (Call 02/05/27)	4,525	4,919,942
3.10%, 07/30/25	585	634,251
3.13%, 03/22/23 (Call 02/22/23)	2,527	2,633,235
3.25%, 03/07/24 (Call 02/07/24)	3,548	3,783,836
3.38%, 03/22/25 (Call 01/22/25)	1,414	1,537,654
3.50%, 03/22/28 (Call 12/22/27)	3,419	3,845,076

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
5.90%, 11/15/32	$3,260	$4,508,580
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	1,040	1,048,310

		109,103,633

Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	2,065	2,134,012
3.75%, 05/15/46 (Call 11/15/45)	2,451	2,876,886
4.20%, 05/15/47 (Call 11/15/46)	2,315	2,913,127
4.60%, 06/15/45 (Call 12/15/44)	2,970	3,912,737

		11,836,762

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	225	222,658
2.88%, 08/14/24 (Call 07/14/24)(b)	2,902	3,025,741
3.15%, 02/15/24 (Call 01/15/24)	300	313,635
3.30%, 01/23/23 (Call 12/23/22)	3,102	3,203,032
3.50%, 01/15/25 (Call 11/15/24)	3,926	4,157,438
3.65%, 07/21/27 (Call 04/21/27)	6,623	7,045,746
3.88%, 01/23/28 (Call 10/23/27)	2,597	2,783,413
4.13%, 07/03/23 (Call 06/03/23)	2,147	2,266,030
4.45%, 10/01/25 (Call 08/01/25)	3,319	3,639,549
4.45%, 04/03/26 (Call 02/03/26)	4,113	4,510,110
4.50%, 09/15/23 (Call 08/15/23)	787	840,004
4.63%, 10/15/27 (Call 08/15/27)	555	618,853
4.88%, 01/16/24 (Call 12/16/23)	2,167	2,348,616
6.50%, 07/15/25 (Call 06/15/25)	1,880	2,196,066
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	849	921,411
3.50%, 08/01/25	2,601	2,833,217
4.25%, 02/15/24	1,301	1,412,522
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	906	902,784
1.88%, 08/15/26 (Call 07/15/26)	905	907,833
2.10%, 09/01/28 (Call 07/01/28)	3,000	2,946,660
2.25%, 01/15/23	3,828	3,917,843
2.30%, 02/01/25 (Call 01/01/25)	4,502	4,651,466
2.75%, 01/15/23 (Call 12/15/22)	3,716	3,822,129
2.88%, 01/15/26 (Call 12/15/25)	830	872,396
3.00%, 09/15/23 (Call 07/15/23)	1,609	1,677,302
3.00%, 02/01/30 (Call 11/01/29)	3,106	3,178,059
3.13%, 12/01/30 (Call 09/01/30)	218	224,050
3.25%, 03/01/25 (Call 01/01/25)	3,068	3,258,768
3.25%, 10/01/29 (Call 07/01/29)	2,421	2,534,884
3.38%, 07/01/25 (Call 06/01/25)	705	755,111
3.63%, 04/01/27 (Call 01/01/27)	2,593	2,801,581
3.63%, 12/01/27 (Call 09/01/27)	3,124	3,377,638
3.75%, 06/01/26 (Call 04/01/26)	3,218	3,514,217
3.88%, 07/03/23 (Call 06/03/23)	3,659	3,864,087
4.25%, 02/01/24 (Call 01/01/24)	3,129	3,371,404
4.25%, 09/15/24 (Call 06/15/24)	3,117	3,392,075
4.63%, 10/01/28 (Call 07/01/28)	2,814	3,197,042
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	2,708	2,886,484
4.25%, 06/15/26 (Call 04/15/26)	2,842	3,125,291
4.40%, 09/25/23 (Call 08/25/23)	1,430	1,525,467
5.00%, 04/01/23	1,101	1,171,849
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	2,216	2,249,683

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.05%, 06/05/23 (Call 05/05/23)	$1,546	$1,607,206
3.88%, 05/21/24 (Call 04/21/24)	6,162	6,643,930
4.63%, 03/30/25	437	487,972
5.13%, 09/30/24	3,960	4,451,080
5.80%, 05/01/25 (Call 04/01/25)	4,843	5,604,029
8.00%, 11/01/31	8,409	12,156,791
American Express Co.
2.50%, 07/30/24 (Call 06/29/24)	5,125	5,396,471
2.65%, 12/02/22	4,986	5,135,979
3.00%, 10/30/24 (Call 09/29/24)	6,223	6,665,642
3.13%, 05/20/26 (Call 04/20/26)	6,509	7,104,899
3.40%, 02/27/23 (Call 01/27/23)	6,450	6,725,737
3.40%, 02/22/24 (Call 01/22/24)	5,978	6,375,955
3.63%, 12/05/24 (Call 11/04/24)	5,423	5,911,395
3.70%, 08/03/23 (Call 07/03/23)	5,697	6,042,352
4.05%, 12/03/42	4,400	5,345,560
4.20%, 11/06/25 (Call 10/06/25)	2,168	2,460,051
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	4,526	5,015,306
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	2,233	2,406,884
3.00%, 04/02/25 (Call 03/02/25)	562	599,929
3.70%, 10/15/24	2,449	2,674,210
4.00%, 10/15/23	4,208	4,523,348
Andrew W Mellon Foundation (The), Series 2020,
0.95%, 08/01/27 (Call 06/01/27)(b)	1,250	1,231,700
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	2,055	2,185,410
5.38%, 07/24/23	3,219	3,467,217
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	3,875	3,877,558
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	3,635	3,780,109
3.50%, 03/30/51 (Call 09/30/50)	2,805	2,969,541
3.90%, 01/25/28 (Call 10/25/27)	3,021	3,398,172
4.00%, 04/01/24 (Call 02/01/24)	4,209	4,540,543
4.25%, 06/02/26 (Call 03/02/26)	1,501	1,693,068
4.35%, 04/15/30 (Call 01/15/30)	3,289	3,840,467
4.70%, 09/20/47 (Call 03/20/47)	3,411	4,229,674
4.85%, 03/29/29 (Call 12/29/28)	3,829	4,571,098
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	1,653	1,728,608
Capital One Bank USA N.A.
2.28%, 01/28/26 (Call 01/28/25)(a)	600	623,700
3.38%, 02/15/23	6,446	6,716,281
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31)(a)	3,825	3,798,684
2.60%, 05/11/23 (Call 04/11/23)	3,641	3,770,001
3.20%, 01/30/23 (Call 12/30/22)	8,391	8,705,579
3.20%, 02/05/25 (Call 01/05/25)	3,646	3,920,799
3.30%, 10/30/24 (Call 09/30/24)	5,489	5,900,620
3.50%, 06/15/23	3,207	3,378,799
3.65%, 05/11/27 (Call 04/11/27)	3,291	3,671,604
3.75%, 04/24/24 (Call 03/24/24)	3,742	4,027,103
3.75%, 07/28/26 (Call 06/28/26)	5,190	5,738,012
3.75%, 03/09/27 (Call 02/09/27)	2,204	2,465,350
3.80%, 01/31/28 (Call 12/31/27)	5,185	5,823,170
3.90%, 01/29/24 (Call 12/29/23)	3,963	4,255,351
4.20%, 10/29/25 (Call 09/29/25)	5,250	5,853,698
4.25%, 04/30/25 (Call 03/31/25)	2,814	3,136,006

Security	Par (000)	Value

Diversified Financial Services (continued)
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	$10,000	$9,727,500
3.65%, 01/12/27 (Call 10/12/26)	3,594	4,005,801
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	75	75,485
0.90%, 03/11/26 (Call 02/11/26)	6,357	6,334,623
1.15%, 05/13/26 (Call 04/13/26)	6,165	6,205,072
1.65%, 03/11/31 (Call 12/11/30)	4,829	4,725,177
1.95%, 12/01/31 (Call 09/01/31)	4,000	4,002,720
2.00%, 03/20/28 (Call 01/20/28)	5,847	6,028,432
2.30%, 05/13/31 (Call 02/13/31)	3,000	3,098,190
2.65%, 01/25/23 (Call 12/25/22)	3,712	3,827,072
3.00%, 03/10/25 (Call 12/10/24)	4,543	4,867,870
3.20%, 03/02/27 (Call 12/02/26)	2,377	2,610,112
3.20%, 01/25/28 (Call 10/25/27)	3,778	4,164,641
3.25%, 05/22/29 (Call 02/22/29)	2,010	2,224,005
3.45%, 02/13/26 (Call 11/13/25)	1,583	1,746,381
3.55%, 02/01/24 (Call 01/01/24)	4,548	4,879,458
3.85%, 05/21/25 (Call 03/21/25)	3,091	3,411,753
4.00%, 02/01/29 (Call 11/01/28)	2,003	2,314,587
4.20%, 03/24/25 (Call 02/22/25)	3,569	3,979,185
4.63%, 03/22/30 (Call 12/22/29)	1,748	2,133,836
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	206	214,403
4.10%, 06/15/51 (Call 12/15/50)	515	556,854
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 06/07/22)	500	498,045
CME Group Inc.
3.00%, 09/15/22	1,709	1,757,160
3.00%, 03/15/25 (Call 12/15/24)	7,256	7,774,296
3.75%, 06/15/28 (Call 03/15/28)	4,184	4,789,383
4.15%, 06/15/48 (Call 12/15/47)	1,563	2,040,090
5.30%, 09/15/43 (Call 03/15/43)	2,244	3,223,820
Credit Suisse USA Inc., 7.13%, 07/15/32	3,686	5,327,523
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	2,312	2,511,109
3.85%, 11/21/22	3,377	3,517,146
3.95%, 11/06/24 (Call 08/06/24)	2,039	2,220,043
4.10%, 02/09/27 (Call 11/09/26)	1,734	1,950,854
4.50%, 01/30/26 (Call 11/30/25)	2,916	3,293,826
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	3,055	3,341,926
3.63%, 06/15/23	295	311,054
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	1,002	967,992
2.80%, 09/15/22	2,552	2,618,148
2.85%, 03/30/25	1,026	1,096,927
2.95%, 08/12/51 (Call 02/12/51)	1,500	1,511,325
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)	320	346,749
4.05%, 05/15/27 (Call 03/15/27)	1,481	1,675,426
4.40%, 05/15/30 (Call 02/15/30)	7,333	8,599,189
4.55%, 05/15/32 (Call 02/15/32)	4,808	5,772,677
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	3,902	4,265,783
4.42%, 11/15/35	39,243	47,663,763
Intercontinental Exchange Inc.
0.70%, 06/15/23	1,045	1,049,556
1.85%, 09/15/32 (Call 06/15/32)	3,038	2,931,457
2.10%, 06/15/30 (Call 03/15/30)	7,005	7,030,638

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.35%, 09/15/22 (Call 08/15/22)	$3,143	$3,203,628
2.65%, 09/15/40 (Call 03/15/40)	2,073	2,023,559
3.00%, 06/15/50 (Call 12/15/49)	4,461	4,515,692
3.00%, 09/15/60 (Call 03/15/60)	1,989	1,970,661
3.10%, 09/15/27 (Call 06/15/27)	3,886	4,244,328
3.45%, 09/21/23 (Call 08/21/23)	2,250	2,382,705
3.75%, 12/01/25 (Call 09/01/25)	6,191	6,839,383
3.75%, 09/21/28 (Call 06/21/28)	2,024	2,284,145
4.00%, 10/15/23	4,675	5,012,769
4.25%, 09/21/48 (Call 03/21/48)	4,350	5,319,746
Invesco Finance PLC
3.13%, 11/30/22	2,905	3,003,712
3.75%, 01/15/26	618	683,440
4.00%, 01/30/24	1,464	1,578,573
5.38%, 11/30/43	484	647,674
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	625	704,531
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	3,588	3,833,634
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)	960	980,410
5.13%, 01/20/23	3,198	3,395,253
6.25%, 01/15/36	2,563	3,476,274
6.45%, 06/08/27	1,563	1,957,454
6.50%, 01/20/43	849	1,187,063
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	2,265	2,567,468
4.85%, 01/15/27	5,748	6,697,110
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	641	705,100
3.75%, 02/13/25	2,814	3,058,171
4.38%, 03/11/29 (Call 12/11/28)	2,479	2,845,520
4.50%, 09/19/28 (Call 06/19/28)	405	470,387
Legg Mason Inc.
4.75%, 03/15/26	1,016	1,176,122
5.63%, 01/15/44	1,645	2,341,049
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	3,315	3,389,488
2.00%, 03/03/25 (Call 02/03/25)	3,428	3,580,546
2.95%, 11/21/26 (Call 08/21/26)	1,986	2,169,606
2.95%, 06/01/29 (Call 03/01/29)	4,524	4,959,164
2.95%, 03/15/51 (Call 09/15/50)	4,055	4,289,136
3.30%, 03/26/27 (Call 01/26/27)	2,665	2,958,790
3.35%, 03/26/30 (Call 12/26/29)	3,650	4,122,602
3.38%, 04/01/24	6,035	6,480,081
3.50%, 02/26/28 (Call 11/26/27)	1,760	1,979,718
3.65%, 06/01/49 (Call 12/01/48)	3,156	3,725,279
3.80%, 11/21/46 (Call 05/21/46)	1,882	2,258,456
3.85%, 03/26/50 (Call 09/26/49)	2,404	2,933,433
3.95%, 02/26/48 (Call 08/26/47)	2,577	3,163,061
Nasdaq Inc.
0.45%, 12/21/22 (Call 12/21/21)	251	251,053
1.65%, 01/15/31 (Call 10/15/30)	3,675	3,501,540
2.50%, 12/21/40 (Call 06/21/40)	225	211,192
3.25%, 04/28/50 (Call 10/28/49)	3,788	3,887,246
3.85%, 06/30/26 (Call 03/30/26)	2,831	3,165,851
4.25%, 06/01/24 (Call 03/01/24)	4,503	4,904,623
Nomura Holdings Inc.
1.65%, 07/14/26	5,000	5,006,800

Security	Par (000)	Value

Diversified Financial Services (continued)
1.85%, 07/16/25	$870	$888,192
2.17%, 07/14/28	6,250	6,257,625
2.61%, 07/14/31	2,140	2,162,577
2.65%, 01/16/25	6,485	6,794,464
2.68%, 07/16/30	1,525	1,556,812
3.10%, 01/16/30	1,230	1,298,056
ORIX Corp.
2.25%, 03/09/31	2,800	2,841,272
3.25%, 12/04/24	2,285	2,459,163
3.70%, 07/18/27	2,880	3,226,954
4.05%, 01/16/24	1,567	1,687,706
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	100	101,717
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	2,500	2,830,600
4.65%, 04/01/30 (Call 01/01/30)	780	937,544
4.95%, 07/15/46	3,264	4,282,009
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	892	999,254
4.25%, 07/18/24	3,745	4,100,176
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	4,102	4,496,366
3.95%, 12/01/27 (Call 09/01/27)	2,317	2,586,096
4.25%, 08/15/24 (Call 05/15/24)	5,024	5,454,959
4.38%, 03/19/24 (Call 02/19/24)	5,227	5,660,475
4.50%, 07/23/25 (Call 04/24/25)	1,896	2,110,343
5.15%, 03/19/29 (Call 12/19/28)	4,185	4,970,315
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	1,004	987,002
1.10%, 02/15/31 (Call 11/15/30)	5,372	5,110,813
1.90%, 04/15/27 (Call 02/15/27)	3,136	3,260,499
2.00%, 08/15/50 (Call 02/15/50)	5,938	5,283,276
2.05%, 04/15/30 (Call 01/15/30)	5,555	5,729,871
2.15%, 09/15/22 (Call 08/15/22)	2,695	2,744,345
2.70%, 04/15/40 (Call 10/15/39)	4,579	4,758,909
2.75%, 09/15/27 (Call 06/15/27)	1,549	1,684,383
2.80%, 12/14/22 (Call 10/14/22)	8,136	8,372,107
3.15%, 12/14/25 (Call 09/14/25)	15,890	17,360,619
3.65%, 09/15/47 (Call 03/15/47)	4,027	4,744,571
4.15%, 12/14/35 (Call 06/14/35)	6,347	7,797,670
4.30%, 12/14/45 (Call 06/14/45)	8,503	10,887,751
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	5,060	5,026,958
2.75%, 03/15/31 (Call 12/15/30)	1,750	1,769,775
2.85%, 01/10/25 (Call 12/10/24)	3,664	3,863,688
4.25%, 06/09/23 (Call 05/09/23)	1,479	1,567,725
6.20%, 11/17/36	1,777	2,229,478

		839,241,195

Electric — 2.1%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	2,413	2,463,601
3.45%, 05/15/51 (Call 11/15/50)	65	69,042
3.80%, 10/01/47 (Call 04/01/47)	1,201	1,339,667
3.95%, 06/01/28 (Call 03/01/28)	1,460	1,647,668
Series G, 4.15%, 05/01/49 (Call 11/01/48)	2,036	2,409,321
Series H, 3.45%, 01/15/50 (Call 07/15/49)	2,157	2,290,605
Series I, 2.10%, 07/01/30 (Call 04/01/30)	1,545	1,533,011
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,449	1,576,831
3.15%, 09/15/49 (Call 03/15/49)	185	197,796

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.75%, 12/01/47 (Call 06/01/47)	$1,425	$1,646,573
3.80%, 06/15/49 (Call 12/15/48)	1,145	1,343,348
4.00%, 12/01/46 (Call 06/01/46)	1,340	1,615,946
4.25%, 09/15/48 (Call 03/15/48)	1,407	1,765,799
Series M, 3.65%, 04/01/50 (Call 10/01/49)	147	170,339
Series N, 2.75%, 08/15/51 (Call 02/15/51)	1,000	986,060
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,560	1,550,827
2.45%, 01/15/31 (Call 10/15/30)	350	353,336
Alabama Power Co.
3.13%, 07/15/51 (Call 01/15/51)	2,015	2,132,172
3.45%, 10/01/49 (Call 04/01/49)	2,064	2,279,915
3.75%, 03/01/45 (Call 09/01/44)	2,583	2,982,900
3.85%, 12/01/42	1,352	1,583,408
4.15%, 08/15/44 (Call 02/15/44)	1,370	1,662,207
4.30%, 01/02/46 (Call 07/02/45)	3,012	3,737,500
6.00%, 03/01/39	409	582,199
6.13%, 05/15/38	1,115	1,603,013
Series 13-A, 3.55%, 12/01/23	299	319,727
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	2,919	2,826,730
Series A, 4.30%, 07/15/48 (Call 01/15/48)	2,821	3,563,459
Series B, 3.70%, 12/01/47 (Call 06/01/47)	3,006	3,439,856
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	58	57,755
2.50%, 09/15/24 (Call 08/15/24)	3,741	3,920,456
3.50%, 01/15/31 (Call 10/15/30)	3,594	3,976,438
3.65%, 02/15/26 (Call 11/15/25)	1,858	2,035,458
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	867	840,643
2.90%, 06/15/51 (Call 12/15/50)	1,060	1,096,390
3.25%, 03/01/25 (Call 12/01/24)	430	462,912
3.25%, 03/15/50 (Call 09/15/49)	2,772	3,033,095
3.70%, 12/01/47 (Call 06/01/47)	2,291	2,679,095
3.80%, 05/15/28 (Call 02/15/28)	1,587	1,798,293
4.15%, 03/15/46 (Call 09/15/45)	2,591	3,185,583
4.50%, 03/15/49 (Call 09/15/48)	1,574	2,066,709
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	1,943	1,960,332
3.20%, 11/13/27 (Call 08/13/27)	2,156	2,347,927
3.25%, 03/01/50 (Call 09/01/49)	560	571,542
Series F, 2.95%, 12/15/22 (Call 09/15/22)	1,631	1,673,259
Series J, 4.30%, 12/01/28 (Call 09/01/28)	2,705	3,122,490
Series N, 1.00%, 11/01/25 (Call 10/01/25)	427	424,549
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	190	204,898
4.40%, 05/15/44 (Call 11/15/43)	874	1,055,643
4.45%, 06/01/45 (Call 12/01/44)	1,148	1,410,616
7.00%, 04/01/38	2,275	3,427,242
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	25	26,070
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,714	1,866,409
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	2,065	2,586,722
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	535	596,702
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	2,000	2,009,080
2.60%, 08/15/29 (Call 05/15/29)	1,255	1,322,519
2.65%, 09/15/50 (Call 03/15/50)	526	497,664
2.95%, 09/15/27 (Call 06/15/27)	625	678,044
3.15%, 05/15/25 (Call 02/15/25)	1,641	1,761,302
3.35%, 05/15/50 (Call 11/15/49)	1,522	1,630,382
3.50%, 12/01/49 (Call 06/01/49)	1,943	2,132,676

Security	Par (000)	Value

Electric (continued)
3.75%, 05/15/46 (Call 11/15/45)	$1,236	$1,388,992
4.20%, 08/15/48 (Call 02/15/48)	1,063	1,286,761
4.25%, 03/01/49 (Call 09/01/48)	1,175	1,439,481
4.35%, 11/15/45 (Call 05/15/45)	1,267	1,534,350
4.50%, 04/01/42 (Call 10/01/41)	1,545	1,903,131
5.05%, 09/01/41 (Call 03/01/41)	2,860	3,722,004
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	525	542,267
4.00%, 10/15/28 (Call 07/15/28)	1,277	1,463,455
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	6,910	7,378,083
3.20%, 04/15/25 (Call 03/15/25)	3,780	4,048,645
3.80%, 06/01/29 (Call 03/01/29)	3,519	3,972,669
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	2,505	3,203,344
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	563	594,224
2.90%, 06/15/50 (Call 12/15/49)	2,570	2,612,765
3.20%, 09/15/49 (Call 03/15/49)	1,745	1,872,664
3.35%, 07/01/23 (Call 04/01/23)	2,567	2,685,159
3.50%, 08/15/46 (Call 02/15/46)	2,805	3,125,527
3.75%, 08/15/47 (Call 02/15/47)	1,974	2,302,177
4.25%, 09/15/48 (Call 03/15/48)	649	813,697
6.35%, 10/01/36	830	1,208,007
Baltimore Gas and Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	1,975	2,018,707
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	1,067	1,038,223
2.80%, 01/15/23 (Call 12/15/22)	1,705	1,758,145
2.85%, 05/15/51 (Call 11/15/50)	6,540	6,379,116
3.25%, 04/15/28 (Call 01/15/28)	2,087	2,300,041
3.50%, 02/01/25 (Call 11/01/24)	1,979	2,138,052
3.70%, 07/15/30 (Call 04/15/30)	5,769	6,573,718
3.75%, 11/15/23 (Call 08/15/23)	3,532	3,766,701
3.80%, 07/15/48 (Call 01/15/48)	1,781	2,032,655
4.05%, 04/15/25 (Call 03/15/25)	2,479	2,741,749
4.25%, 10/15/50 (Call 04/15/50)	3,611	4,456,046
4.45%, 01/15/49 (Call 07/15/48)	3,469	4,379,717
4.50%, 02/01/45 (Call 08/01/44)	1,969	2,425,158
5.15%, 11/15/43 (Call 05/15/43)	2,793	3,708,154
5.95%, 05/15/37	1,918	2,641,719
6.13%, 04/01/36	2,538	3,579,773
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	1,735	1,785,801
3.05%, 10/15/29 (Call 07/15/29)	2,662	2,864,152
3.15%, 01/15/27 (Call 07/15/26)	1,079	1,156,483
3.88%, 10/15/49 (Call 04/15/49)	1,299	1,444,280
3.95%, 01/15/26 (Call 07/15/25)	2,129	2,342,539
4.20%, 09/15/46 (Call 03/15/46)	625	719,181
4.25%, 11/30/23 (Call 08/30/23)	2,383	2,553,861
4.35%, 05/01/33 (Call 02/01/33)	75	88,304
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	1,515	1,735,857
3.95%, 03/01/48 (Call 09/01/47)	2,573	3,093,724
4.50%, 04/01/44 (Call 10/01/43)	2,933	3,800,464
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	705	765,270
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	1,462	1,874,796
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	2,300	2,381,305
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	385	398,390
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	160	178,981
Series K2, 6.95%, 03/15/33	125	179,504

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	$930	$986,962
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	918	925,537
2.50%, 09/01/24 (Call 08/01/24)	1,316	1,378,036
2.65%, 06/01/31 (Call 03/01/31)	1,335	1,385,503
2.95%, 03/01/30 (Call 12/01/29)	2,513	2,664,685
3.70%, 09/01/49 (Call 03/01/49)	1,275	1,410,711
4.25%, 11/01/28 (Call 08/01/28)	1,835	2,111,571
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	2,532	2,765,754
4.97%, 05/01/46 (Call 11/01/45)(b)	1,869	2,339,988
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	3,400	3,854,988
5.95%, 12/15/36	719	966,696
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	539	579,986
3.45%, 08/15/27 (Call 05/15/27)	2,059	2,281,063
3.75%, 12/01/50 (Call 12/01/30)(a)	10	10,150
4.75%, 06/01/50 (Call 03/01/30)(a)	750	845,220
4.88%, 03/01/44 (Call 09/01/43)	1,260	1,653,511
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	1,240	1,274,844
2.55%, 06/15/26 (Call 03/15/26)	725	771,857
3.00%, 03/01/50 (Call 09/01/49)	820	850,053
3.65%, 06/15/46 (Call 12/15/45)	2,184	2,498,212
3.70%, 08/15/28 (Call 05/15/28)	2,889	3,298,054
3.70%, 03/01/45 (Call 09/01/44)	1,535	1,767,691
3.80%, 10/01/42 (Call 04/01/42)	744	867,638
4.00%, 03/01/48 (Call 09/01/47)	2,760	3,319,700
4.00%, 03/01/49 (Call 09/01/48)	2,149	2,602,031
4.35%, 11/15/45 (Call 05/15/45)	2,616	3,278,999
4.60%, 08/15/43 (Call 02/15/43)	1,130	1,453,971
4.70%, 01/15/44 (Call 07/15/43)(b)	1,230	1,599,627
5.90%, 03/15/36	844	1,205,781
6.45%, 01/15/38	1,965	2,912,503
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,100	2,277,261
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	2,800	3,279,276
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	1,483	1,602,530
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	2,735	2,896,146
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	4,010	3,976,637
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,930	1,977,594
4.00%, 04/01/48 (Call 10/01/47)	2,931	3,598,418
4.30%, 04/15/44 (Call 10/15/43)	2,330	2,923,125
Series A, 0.75%, 12/01/25 (Call 11/01/25)	550	546,447
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,293	2,528,514
Series A, 4.15%, 06/01/45 (Call 12/01/44)	245	304,829
Connecticut Light and Power Co. (The), Series A,
2.05%, 07/01/31 (Call 04/01/31)	1,135	1,152,014
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	5,000	5,132,750
3.60%, 06/15/61 (Call 12/15/60)	3,010	3,248,573
3.70%, 11/15/59 (Call 05/15/59)	1,863	2,036,278
3.80%, 05/15/28 (Call 02/15/28)	2,411	2,728,095
3.85%, 06/15/46 (Call 12/15/45)	2,594	2,911,220
3.95%, 03/01/43 (Call 09/01/42)	936	1,067,910
4.45%, 03/15/44 (Call 09/15/43)	4,168	5,081,000
4.50%, 12/01/45 (Call 06/01/45)	2,902	3,559,883
4.50%, 05/15/58 (Call 11/15/57)	2,889	3,579,702
4.63%, 12/01/54 (Call 06/01/54)	1,877	2,401,528

Security	Par (000)	Value

Electric (continued)
5.70%, 06/15/40	$1,447	$1,992,418
Series 05-A, 5.30%, 03/01/35	800	1,018,976
Series 06-A, 5.85%, 03/15/36	1,543	2,107,738
Series 06-B, 6.20%, 06/15/36	632	889,382
Series 07-A, 6.30%, 08/15/37	853	1,215,508
Series 08-B, 6.75%, 04/01/38	1,538	2,308,876
Series 09-C, 5.50%, 12/01/39	2,441	3,283,902
Series 12-A, 4.20%, 03/15/42	175	205,039
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	1,037	1,182,450
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	4,014	4,453,533
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	4,274	4,978,270
Series A, 4.13%, 05/15/49 (Call 11/15/48)	2,002	2,370,348
Series B, 3.13%, 11/15/27 (Call 08/15/27)	469	509,737
Series C, 3.00%, 12/01/60 (Call 06/01/60)	1,160	1,108,218
Series C, 4.00%, 11/15/57 (Call 05/15/57)	681	786,480
Series C, 4.30%, 12/01/56 (Call 06/01/56)	3,094	3,757,818
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,777	2,043,177
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,554	3,206,470
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	1,690	1,553,059
2.65%, 08/15/52 (Call 02/15/52)	210	206,646
3.10%, 08/15/50 (Call 02/15/50)	2,727	2,915,763
3.25%, 08/15/46 (Call 02/15/46)	1,443	1,581,571
3.38%, 08/15/23 (Call 05/15/23)	2,020	2,122,050
3.50%, 08/01/51 (Call 02/01/51)	2,574	2,960,435
3.75%, 02/15/50 (Call 08/15/49)	1,746	2,080,307
3.80%, 11/15/28 (Call 08/15/28)	666	760,918
3.95%, 05/15/43 (Call 11/15/42)	966	1,158,186
3.95%, 07/15/47 (Call 01/15/47)	2,148	2,591,562
4.05%, 05/15/48 (Call 11/15/47)	2,502	3,084,866
4.35%, 04/15/49 (Call 10/15/48)	2,579	3,318,374
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)(b)	2,585	2,971,897
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	1,275	1,352,660
4.15%, 05/15/45 (Call 11/15/44)	2,171	2,619,051
Dominion Energy Inc.
3.07%, 08/15/24(e)	2,352	2,495,072
3.90%, 10/01/25 (Call 07/01/25)	773	851,143
4.25%, 06/01/28 (Call 03/01/28)	3,647	4,197,150
4.70%, 12/01/44 (Call 06/01/44)	1,870	2,366,578
5.75%, 10/01/54 (Call 10/01/24)(a)	1,449	1,586,496
7.00%, 06/15/38	2,825	4,251,173
Series A, 1.45%, 04/15/26 (Call 03/15/26)	1,715	1,730,521
Series A, 3.30%, 03/15/25 (Call 02/15/25)	605	652,698
Series A, 4.60%, 03/15/49 (Call 09/15/48)	515	661,322
Series B, 2.75%, 09/15/22 (Call 06/15/22)	737	750,450
Series B, 3.30%, 04/15/41 (Call 10/15/40)	2,040	2,180,332
Series B, 3.60%, 03/15/27 (Call 01/15/27)	1,105	1,227,125
Series B, 5.95%, 06/15/35	2,022	2,760,657
Series C, 2.25%, 08/15/31 (Call 05/15/31)	1,065	1,075,565
Series C, 3.38%, 04/01/30 (Call 01/01/30)	3,694	4,049,067
Series C, 4.05%, 09/15/42 (Call 03/15/42)	1,390	1,608,160
Series C, 4.90%, 08/01/41 (Call 02/01/41)	1,385	1,766,498
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,293	1,381,984
Series E, 6.30%, 03/15/33	790	1,077,473
Series F, 5.25%, 08/01/33	1,995	2,533,810
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	1,515	1,954,592
5.10%, 06/01/65 (Call 12/01/64)	2,315	3,436,664

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.30%, 05/15/33	$100	$131,998
5.45%, 02/01/41 (Call 08/01/40)	1,850	2,578,271
6.05%, 01/15/38	1,715	2,464,489
6.63%, 02/01/32	315	441,343
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	2,622	2,710,099
2.95%, 03/01/50 (Call 09/01/49)	695	723,947
3.38%, 03/01/25 (Call 12/01/24)	1,107	1,194,940
3.65%, 03/15/24 (Call 12/15/23)	1,385	1,480,330
3.70%, 03/15/45 (Call 09/15/44)	2,355	2,726,478
3.70%, 06/01/46 (Call 12/01/45)	925	1,078,504
3.75%, 08/15/47 (Call 02/15/47)	2,657	3,115,970
3.95%, 03/01/49 (Call 09/01/48)	1,859	2,260,879
4.30%, 07/01/44 (Call 01/01/44)	1,486	1,859,372
Series A, 1.90%, 04/01/28 (Call 02/01/28)	2,135	2,186,283
Series A, 4.00%, 04/01/43 (Call 10/01/42)	252	303,022
Series A, 4.05%, 05/15/48 (Call 11/15/47)	1,596	1,961,069
Series B, 3.25%, 04/01/51 (Call 10/01/50)	2,035	2,232,985
Series C, 2.63%, 03/01/31 (Call 12/01/30)	3,067	3,253,688
DTE Energy Co.
2.25%, 11/01/22	1,725	1,761,915
2.85%, 10/01/26 (Call 07/01/26)	3,544	3,792,434
2.95%, 03/01/30 (Call 12/01/29)	2,318	2,467,465
Series C, 2.53%, 10/01/24	1,469	1,539,512
Series C, 3.40%, 06/15/29 (Call 03/15/29)	3,174	3,488,004
Series F, 1.05%, 06/01/25 (Call 05/01/25)	6,580	6,567,169
Series H, 0.55%, 11/01/22	1,869	1,873,841
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	2,363	2,473,258
2.45%, 02/01/30 (Call 11/01/29)	3,110	3,238,381
2.50%, 03/15/23 (Call 01/15/23)	3,679	3,787,273
2.55%, 04/15/31 (Call 01/15/31)	2,100	2,206,638
2.95%, 12/01/26 (Call 09/01/26)	3,470	3,759,710
3.05%, 03/15/23 (Call 02/15/23)	2,761	2,870,888
3.20%, 08/15/49 (Call 02/15/49)	1,215	1,294,109
3.45%, 04/15/51 (Call 10/15/50)	2,150	2,402,689
3.70%, 12/01/47 (Call 06/01/47)	3,057	3,489,841
3.75%, 06/01/45 (Call 12/01/44)	1,993	2,291,591
3.88%, 03/15/46 (Call 09/15/45)	745	869,691
3.95%, 11/15/28 (Call 08/15/28)	1,961	2,252,091
3.95%, 03/15/48 (Call 09/15/47)	1,120	1,326,371
4.00%, 09/30/42 (Call 03/30/42)	889	1,055,483
4.25%, 12/15/41 (Call 06/15/41)	899	1,089,327
5.30%, 02/15/40	1,025	1,404,588
6.00%, 01/15/38	771	1,100,433
6.05%, 04/15/38	1,440	2,059,099
6.10%, 06/01/37	3,150	4,377,460
6.45%, 10/15/32	785	1,086,322
Series A, 6.00%, 12/01/28	1,593	2,026,439
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	2,851	2,829,104
2.45%, 06/01/30 (Call 03/01/30)	375	384,443
2.55%, 06/15/31 (Call 03/15/31)	5,330	5,483,877
2.65%, 09/01/26 (Call 06/01/26)	1,834	1,950,441
3.15%, 08/15/27 (Call 05/15/27)	4,003	4,349,700
3.30%, 06/15/41 (Call 12/15/40)	3,900	4,063,956
3.40%, 06/15/29 (Call 03/15/29)	2,092	2,293,250
3.50%, 06/15/51 (Call 12/15/50)	5,140	5,432,723
3.75%, 04/15/24 (Call 01/15/24)	6,683	7,172,730
3.75%, 09/01/46 (Call 03/01/46)	3,152	3,423,356

Security	Par (000)	Value

Electric (continued)
3.95%, 10/15/23 (Call 07/15/23)	$1,929	$2,053,556
3.95%, 08/15/47 (Call 02/15/47)	1,840	2,058,850
4.20%, 06/15/49 (Call 12/15/48)	2,515	2,931,358
4.80%, 12/15/45 (Call 06/15/45)	2,564	3,214,923
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,780	2,742,581
2.50%, 12/01/29 (Call 09/01/29)	2,483	2,612,762
3.20%, 01/15/27 (Call 10/15/26)	3,278	3,593,966
3.40%, 10/01/46 (Call 04/01/46)	2,423	2,666,899
3.80%, 07/15/28 (Call 04/15/28)	2,210	2,503,598
3.85%, 11/15/42 (Call 05/15/42)	1,226	1,424,085
4.20%, 07/15/48 (Call 01/15/48)	1,500	1,851,660
5.65%, 04/01/40	1,411	1,974,610
6.35%, 09/15/37	831	1,232,423
6.40%, 06/15/38	2,989	4,413,737
Duke Energy Florida Project Finance LLC, Series 2026, 2.54%, 09/01/31	955	1,005,462
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	1,510	1,475,315
3.75%, 05/15/46 (Call 11/15/45)	979	1,117,626
6.12%, 10/15/35	839	1,161,889
6.35%, 08/15/38	633	930,915
6.45%, 04/01/39	1,815	2,672,551
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	494	642,916
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	2,255	2,398,238
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	4,533	4,582,410
3.65%, 02/01/29 (Call 11/01/28)	1,908	2,133,964
3.70%, 06/15/46 (Call 12/15/45)	1,562	1,797,378
3.80%, 09/01/23 (Call 06/01/23)	1,604	1,698,235
4.30%, 02/01/49 (Call 08/01/48)	947	1,192,974
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	1,000	1,000,630
2.50%, 08/15/50 (Call 02/15/50)	1,315	1,232,260
2.90%, 08/15/51 (Call 02/15/51)	600	606,294
3.25%, 08/15/25 (Call 05/15/25)	1,662	1,806,311
3.38%, 09/01/23 (Call 08/01/23)	926	978,125
3.45%, 03/15/29 (Call 12/15/28)	2,710	3,030,999
3.60%, 09/15/47 (Call 03/15/47)	3,511	3,957,529
3.70%, 09/01/28 (Call 06/01/28)	1,938	2,196,045
3.70%, 10/15/46 (Call 04/15/46)	2,339	2,671,770
4.10%, 05/15/42 (Call 11/15/41)	615	732,693
4.10%, 03/15/43 (Call 09/15/42)	1,304	1,583,656
4.15%, 12/01/44 (Call 06/01/44)	2,469	2,987,885
4.20%, 08/15/45 (Call 02/15/45)	3,001	3,657,199
4.38%, 03/30/44 (Call 09/30/43)	2,427	3,036,420
6.30%, 04/01/38	1,380	2,003,898
Edison International
2.40%, 09/15/22 (Call 08/15/22)	2,075	2,107,059
2.95%, 03/15/23 (Call 01/15/23)	3,106	3,189,955
3.13%, 11/15/22 (Call 10/15/22)	2,535	2,601,975
3.55%, 11/15/24 (Call 10/15/24)	1,548	1,645,137
4.13%, 03/15/28 (Call 12/15/27)	3,810	4,081,729
4.95%, 04/15/25 (Call 03/15/25)	1,460	1,615,534
5.75%, 06/15/27 (Call 04/15/27)	2,833	3,241,150
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	2,212	2,721,070
6.00%, 05/15/35	564	765,077
Emera U.S. Finance LP
0.83%, 06/15/24(c)	2,860	2,846,587

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.64%, 06/15/31 (Call 03/15/31)(c)	$5,145	$5,239,359
3.55%, 06/15/26 (Call 03/15/26)	7,813	8,528,358
4.75%, 06/15/46 (Call 12/15/45)	2,711	3,230,075
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	2,695	2,952,696
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	2,412	2,784,292
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	1,275	1,370,408
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	585	562,747
3.35%, 06/15/52 (Call 12/15/51)	2,675	2,932,549
3.50%, 04/01/26 (Call 01/01/26)	2,712	2,981,925
3.70%, 06/01/24 (Call 03/01/24)	315	338,861
4.00%, 06/01/28 (Call 03/01/28)	100	114,142
4.20%, 04/01/49 (Call 10/01/48)	1,544	1,920,396
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,738	1,716,814
1.90%, 06/15/28 (Call 04/15/28)	1,725	1,727,001
2.40%, 06/15/31 (Call 03/05/31)	3,385	3,410,591
2.80%, 06/15/30 (Call 03/15/30)	2,252	2,357,776
2.95%, 09/01/26 (Call 06/01/26)	3,337	3,582,403
3.75%, 06/15/50 (Call 12/15/49)	2,059	2,266,115
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	102	116,772
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 11/17/21)	15	15,006
1.60%, 12/15/30 (Call 09/15/30)	2,830	2,747,024
2.35%, 06/15/32 (Call 03/15/32)	100	102,002
2.40%, 10/01/26 (Call 07/01/26)	4,006	4,219,480
2.90%, 03/15/51 (Call 09/15/50)	2,755	2,759,546
3.05%, 06/01/31 (Call 03/01/31)	2,679	2,904,224
3.10%, 06/15/41 (Call 12/15/40)	65	68,882
3.12%, 09/01/27 (Call 06/01/27)	1,830	1,998,964
3.25%, 04/01/28 (Call 01/01/28)	1,684	1,843,104
4.00%, 03/15/33 (Call 12/15/32)	2,452	2,878,673
4.05%, 09/01/23 (Call 06/01/23)	1,039	1,103,678
4.20%, 09/01/48 (Call 03/01/48)	2,836	3,487,344
4.20%, 04/01/50 (Call 10/01/49)	3,210	4,004,475
4.95%, 01/15/45 (Call 01/15/25)	610	670,768
5.40%, 11/01/24	146	166,942
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	3,383	3,626,238
3.50%, 06/01/51 (Call 12/01/50)	50	56,357
3.85%, 06/01/49 (Call 12/01/48)	3,599	4,214,753
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	1,575	1,721,081
4.00%, 03/30/29 (Call 12/30/28)	357	405,448
4.50%, 03/30/39 (Call 09/30/38)	160	193,141
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	2,686	2,806,816
2.90%, 09/15/29 (Call 06/15/29)	2,160	2,300,638
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,340	1,419,596
3.10%, 04/01/27 (Call 01/01/27)	1,780	1,933,739
3.25%, 09/01/49 (Call 03/01/49)	1,098	1,175,651
3.45%, 04/15/50 (Call 10/15/49)	1,410	1,558,952
4.10%, 04/01/43 (Call 10/01/42)	1,230	1,481,363
4.13%, 03/01/42 (Call 09/01/41)	1,107	1,331,013
4.25%, 12/01/45 (Call 06/01/45)	1,519	1,873,003
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)	426	440,957
3.65%, 08/15/25 (Call 05/15/25)	1,360	1,487,636

Security	Par (000)	Value

Electric (continued)
4.20%, 06/15/47 (Call 12/15/46)	$1,870	$2,304,925
4.20%, 03/15/48 (Call 09/15/47)	1,969	2,442,387
5.30%, 10/01/41 (Call 04/01/41)	1,891	2,562,967
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	2,248	2,763,849
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	966	989,116
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	2,675	2,775,098
2.80%, 05/01/23 (Call 02/01/23)	1,483	1,531,717
3.45%, 01/15/50 (Call 07/15/49)	2,580	2,791,328
Series H, 3.15%, 01/15/25 (Call 10/15/24)	831	888,156
Series L, 2.90%, 10/01/24 (Call 08/01/24)	2,566	2,721,243
Series M, 3.30%, 01/15/28 (Call 10/15/27)	551	604,954
Series N, 3.80%, 12/01/23 (Call 11/01/23)	1,887	2,016,373
Series O, 4.25%, 04/01/29 (Call 01/01/29)	1,822	2,122,083
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	4,706	4,657,952
Series R, 1.65%, 08/15/30 (Call 05/15/30)	3,087	2,982,598
Series U, 1.40%, 08/15/26 (Call 07/15/26)	2,700	2,708,316
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	4,662	5,088,200
3.95%, 06/15/25 (Call 03/15/25)	3,408	3,742,461
4.05%, 04/15/30 (Call 01/15/30)	4,665	5,348,562
4.45%, 04/15/46 (Call 10/15/45)	1,788	2,206,428
4.70%, 04/15/50 (Call 10/15/49)	2,907	3,724,129
4.95%, 06/15/35 (Call 12/15/34)	2,654	3,290,588
5.10%, 06/15/45 (Call 12/15/44)	2,000	2,671,240
5.63%, 06/15/35	3,184	4,215,552
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	1,776	1,910,088
5.60%, 06/15/42 (Call 12/15/41)	1,883	2,241,617
5.75%, 10/01/41 (Call 04/01/41)	2,396	2,863,436
6.25%, 10/01/39	282	350,509
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	1,198	1,235,102
2.85%, 04/01/25 (Call 03/01/25)	4,435	4,731,746
3.13%, 12/01/25 (Call 06/01/25)	1,477	1,600,773
3.15%, 10/01/49 (Call 04/01/49)	2,959	3,229,009
3.25%, 06/01/24 (Call 12/01/23)	2,441	2,591,829
3.70%, 12/01/47 (Call 06/01/47)	3,470	4,125,205
3.80%, 12/15/42 (Call 06/15/42)	1,103	1,312,283
3.95%, 03/01/48 (Call 09/01/47)	3,912	4,793,374
3.99%, 03/01/49 (Call 09/01/48)	3,280	4,061,886
4.05%, 06/01/42 (Call 12/01/41)	2,235	2,735,238
4.05%, 10/01/44 (Call 04/01/44)	2,313	2,851,466
4.13%, 02/01/42 (Call 08/01/41)	1,503	1,846,736
4.13%, 06/01/48 (Call 12/01/47)	3,131	3,939,393
4.95%, 06/01/35	249	328,351
5.25%, 02/01/41 (Call 08/01/40)	2,605	3,614,568
5.63%, 04/01/34	320	438,301
5.65%, 02/01/37	2,632	3,650,058
5.69%, 03/01/40	959	1,382,629
5.95%, 02/01/38	1,583	2,292,596
5.96%, 04/01/39	415	611,295
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	6,717	7,248,382
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	255	276,239
3.25%, 03/30/27 (Call 12/30/26)	680	738,908
4.30%, 03/15/42	3,943	4,690,317
4.30%, 03/15/43	1,427	1,716,809
Series 10-C, 4.75%, 09/01/40	2,219	2,758,350
Series A, 2.10%, 07/30/23	1,511	1,559,790

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series A, 2.20%, 09/15/24 (Call 08/15/24)(b)	$1,952	$2,032,969
Series A, 3.25%, 03/15/51 (Call 09/15/50)	85	88,335
Series B, 2.65%, 09/15/29 (Call 06/15/29)	1,167	1,232,235
Series B, 3.70%, 01/30/50 (Call 07/30/49)	1,513	1,673,832
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	1,566	1,718,889
Iberdrola International BV
5.81%, 03/15/25	120	139,100
6.75%, 07/15/36	1,427	2,194,227
Idaho Power Co., Series K, 4.20%, 03/01/48 (Call 09/01/47)	211	259,758
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	2,835	3,040,226
3.85%, 05/15/28 (Call 02/15/28)	1,587	1,789,692
4.25%, 08/15/48 (Call 02/15/48)	1,460	1,821,350
6.05%, 03/15/37	215	299,867
Series K, 4.55%, 03/15/46 (Call 09/15/45)	2,058	2,626,769
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,863	2,133,526
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	552	565,270
3.25%, 12/01/24 (Call 09/01/24)	2,945	3,157,982
3.50%, 09/30/49 (Call 03/30/49)	774	860,789
3.60%, 04/01/29 (Call 01/01/29)	587	656,471
3.70%, 09/15/46 (Call 03/15/46)	2,193	2,527,257
4.10%, 09/26/28 (Call 06/26/28)	2,372	2,740,158
6.25%, 07/15/39	500	717,640
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	873	935,716
4.25%, 05/01/30 (Call 02/01/30)	2,025	2,305,057
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	1,845	1,891,291
3.25%, 06/30/26 (Call 03/30/26)	1,560	1,699,277
3.35%, 11/15/27 (Call 08/15/27)	1,460	1,603,153
3.65%, 06/15/24 (Call 03/15/24)	1,137	1,218,250
5.30%, 07/01/43 (Call 01/01/43)	2,226	2,979,479
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	128	158,376
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	1,715	1,840,504
4.38%, 10/01/45 (Call 04/01/45)	1,711	2,122,342
5.13%, 11/01/40 (Call 05/01/40)	3,234	4,270,917
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	535	662,079
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,177	1,279,187
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	2,075	2,045,016
3.10%, 05/01/27 (Call 02/01/27)	1,910	2,093,475
3.15%, 04/15/50 (Call 10/15/49)	1,370	1,464,448
3.50%, 10/15/24 (Call 07/15/24)	4,706	5,086,480
3.65%, 04/15/29 (Call 01/15/29)	4,252	4,828,869
3.65%, 08/01/48 (Call 02/01/48)	4,213	4,840,147
3.95%, 08/01/47 (Call 02/01/47)	2,833	3,396,427
4.25%, 05/01/46 (Call 11/01/45)	2,385	2,963,386
4.25%, 07/15/49 (Call 01/15/49)	3,824	4,817,475
4.40%, 10/15/44 (Call 04/15/44)	1,146	1,439,926
4.80%, 09/15/43 (Call 03/15/43)	702	920,336
5.75%, 11/01/35	180	249,669
5.80%, 10/15/36	1,244	1,759,327
6.75%, 12/30/31	945	1,344,149

Security	Par (000)	Value

Electric (continued)
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	$3,590	$4,065,639
Series 12-A, 4.25%, 03/15/42	2,363	2,842,689
Series B, 3.10%, 07/30/51 (Call 01/30/51)	2,070	2,136,985
National Grid USA, 5.80%, 04/01/35	1,175	1,480,653
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	150	149,204
1.00%, 06/15/26 (Call 05/15/26)	587	584,535
1.35%, 03/15/31 (Call 12/15/30)	884	832,198
1.65%, 06/15/31 (Call 03/15/31)	895	863,219
2.30%, 09/15/22 (Call 08/15/22)	2,893	2,951,034
2.40%, 03/15/30 (Call 12/15/29)	2,130	2,204,422
2.70%, 02/15/23 (Call 12/15/22)	661	681,002
2.85%, 01/27/25 (Call 10/27/24)	1,612	1,711,622
2.95%, 02/07/24 (Call 12/07/23)	3,746	3,946,748
3.05%, 04/25/27 (Call 01/25/27)	1,591	1,737,690
3.25%, 11/01/25 (Call 08/01/25)	1,957	2,124,793
3.40%, 11/15/23 (Call 08/15/23)	474	501,511
3.40%, 02/07/28 (Call 11/07/27)	2,242	2,478,307
3.70%, 03/15/29 (Call 12/15/28)	2,480	2,813,163
3.90%, 11/01/28 (Call 08/01/28)	965	1,101,065
4.02%, 11/01/32 (Call 05/01/32)	2,194	2,603,422
4.30%, 03/15/49 (Call 09/15/48)	2,314	2,960,370
4.40%, 11/01/48 (Call 05/01/48)	1,610	2,110,742
4.75%, 04/30/43 (Call 04/30/23)(a)	2,102	2,196,611
5.25%, 04/20/46 (Call 04/20/26)(a)	558	611,010
Series C, 8.00%, 03/01/32	1,033	1,562,144
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	2,814	3,179,032
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	1,935	1,997,249
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	1,200	1,255,596
Series N, 6.65%, 04/01/36	625	935,263
Series R, 6.75%, 07/01/37	1,420	2,140,125
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	274	275,074
1.90%, 06/15/28 (Call 04/15/28)	2,810	2,847,289
2.25%, 06/01/30 (Call 03/01/30)	2,060	2,099,408
2.75%, 05/01/25 (Call 04/01/25)	4,257	4,517,699
2.75%, 11/01/29 (Call 08/01/29)	4,982	5,276,536
2.80%, 01/15/23 (Call 12/15/22)	2,840	2,927,926
3.15%, 04/01/24 (Call 03/01/24)	5,172	5,481,699
3.25%, 04/01/26 (Call 02/01/26)(b)	4,248	4,605,087
3.50%, 04/01/29 (Call 01/01/29)	4,124	4,575,124
3.55%, 05/01/27 (Call 02/01/27)	4,730	5,236,961
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(a)	2,750	3,094,795
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(a)	118	138,416
Northern States Power Co./MN
2.25%, 04/01/31 (Call 11/01/30)	1,215	1,256,225
2.60%, 05/15/23 (Call 11/15/22)	1,437	1,476,000
2.60%, 06/01/51 (Call 12/01/50)	1,445	1,408,730
2.90%, 03/01/50 (Call 09/01/49)	2,559	2,676,100
3.20%, 04/01/52 (Call 10/01/51)	1,405	1,538,082
3.40%, 08/15/42 (Call 02/15/42)	943	1,059,376
3.60%, 05/15/46 (Call 11/15/45)	776	892,439
3.60%, 09/15/47 (Call 03/15/47)	1,973	2,282,268
4.00%, 08/15/45 (Call 02/15/45)	1,897	2,300,283
4.13%, 05/15/44 (Call 11/15/43)	1,235	1,523,755
5.35%, 11/01/39	790	1,102,848

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.20%, 07/01/37	$963	$1,422,640
6.25%, 06/01/36	1,055	1,544,087
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	405	481,565
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	1,545	1,572,037
3.10%, 06/01/51 (Call 12/01/50)	70	75,226
3.20%, 05/15/27 (Call 02/15/27)	2,286	2,512,291
3.25%, 05/15/29 (Call 02/15/29)	1,952	2,163,616
3.95%, 04/01/30 (Call 01/01/30)	3,006	3,493,032
4.40%, 03/01/44 (Call 09/01/43)	1,450	1,839,600
5.50%, 03/15/40	135	189,491
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	1,460	1,592,466
5.05%, 10/01/48 (Call 04/01/48)	2,205	2,793,889
5.25%, 09/01/50	867	1,126,510
5.38%, 11/01/40	2,390	3,093,162
5.95%, 11/01/39	2,106	2,874,395
Ohio Edison Co., 6.88%, 07/15/36	1,065	1,547,733
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	1,922	2,318,240
4.15%, 04/01/48 (Call 10/01/47)	1,157	1,423,862
Series P, 2.60%, 04/01/30 (Call 01/01/30)	1,853	1,954,730
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	3,275	3,189,752
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	1,181	1,295,356
3.30%, 03/15/30 (Call 09/15/29)	895	984,312
3.80%, 08/15/28 (Call 02/15/28)	1,167	1,325,187
3.85%, 08/15/47 (Call 02/15/47)	1,205	1,408,428
4.15%, 04/01/47 (Call 10/01/46)	2,410	2,934,223
Oklahoma Gas and Electric Co., 0.55%, 05/26/23 (Call 11/26/21)	35	35,008
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	5,305	5,205,001
2.75%, 06/01/24 (Call 05/01/24)	4,025	4,257,806
2.75%, 05/15/30 (Call 02/15/30)	509	549,929
2.95%, 04/01/25 (Call 01/01/25)	871	930,123
3.10%, 09/15/49 (Call 03/15/49)	1,450	1,546,483
3.70%, 11/15/28 (Call 08/15/28)	3,068	3,489,819
3.70%, 05/15/50 (Call 11/15/49)	1,781	2,110,503
3.75%, 04/01/45 (Call 10/01/44)	2,526	2,958,704
3.80%, 09/30/47 (Call 03/30/47)	1,430	1,695,637
3.80%, 06/01/49 (Call 12/01/48)	2,483	2,964,131
4.10%, 11/15/48 (Call 05/15/48)	1,250	1,545,312
4.55%, 12/01/41 (Call 06/01/41)	1,066	1,367,156
5.25%, 09/30/40	912	1,248,592
5.30%, 06/01/42 (Call 12/01/41)	1,993	2,807,240
5.75%, 03/15/29 (Call 12/15/28)	529	669,084
7.00%, 05/01/32	682	985,483
7.25%, 01/15/33	857	1,280,846
7.50%, 09/01/38	1,514	2,499,114
Series WI, 5.35%, 10/01/52 (Call 04/01/52)	15	22,577
Pacific Gas & Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	6,590	6,379,713
2.50%, 02/01/31 (Call 11/01/30)	6,948	6,554,535
2.95%, 03/01/26 (Call 12/01/25)	1,856	1,883,042
3.15%, 01/01/26	1,678	1,714,793
3.25%, 06/15/23 (Call 03/15/23)	10,330	10,580,502
3.30%, 03/15/27 (Call 12/15/26)	1,394	1,435,039
3.30%, 12/01/27 (Call 09/01/27)	1,817	1,862,316
3.30%, 08/01/40 (Call 02/01/40)	3,392	3,128,577

Security	Par (000)	Value

Electric (continued)
3.40%, 08/15/24 (Call 05/15/24)	$100	$103,580
3.45%, 07/01/25	1,417	1,467,247
3.50%, 06/15/25 (Call 03/15/25)	380	394,132
3.50%, 08/01/50 (Call 02/01/50)	8,163	7,367,516
3.75%, 02/15/24 (Call 11/15/23)	50	51,938
3.75%, 07/01/28	3,524	3,681,170
3.75%, 08/15/42 (Call 02/15/42)	288	262,089
3.85%, 11/15/23 (Call 08/15/23)(b)	2,205	2,294,743
3.95%, 12/01/47 (Call 06/01/47)	2,048	1,943,900
4.00%, 12/01/46 (Call 06/01/46)	2,899	2,768,052
4.25%, 08/01/23 (Call 07/01/23)	13,872	14,488,333
4.25%, 03/15/46 (Call 09/15/45)	2,033	1,986,953
4.30%, 03/15/45 (Call 09/15/44)	784	768,132
4.45%, 04/15/42 (Call 10/15/41)	571	572,262
4.50%, 07/01/40 (Call 01/01/40)	7,093	7,200,459
4.55%, 07/01/30 (Call 01/01/30)	10,659	11,392,659
4.60%, 06/15/43 (Call 12/15/42)	761	769,820
4.75%, 02/15/44 (Call 08/15/43)	995	1,013,537
4.95%, 07/01/50 (Call 01/01/50)	10,097	10,683,434
Pacific Gas and Electric Co.
1.37%, 03/10/23 (Call 09/10/21)	75	74,756
3.00%, 06/15/28 (Call 04/15/28)	3,150	3,147,921
3.25%, 06/01/31 (Call 03/01/31)	5,300	5,221,189
4.20%, 06/01/41 (Call 12/01/40)	3,757	3,704,064
4.65%, 08/01/28 (Call 05/01/28)	715	776,340
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	1,345	1,426,251
2.95%, 06/01/23 (Call 03/01/23)	1,084	1,124,878
3.30%, 03/15/51 (Call 09/15/50)	2,229	2,408,078
3.60%, 04/01/24 (Call 01/01/24)(b)	2,445	2,615,954
4.10%, 02/01/42 (Call 08/01/41)	1,176	1,389,714
4.13%, 01/15/49 (Call 07/15/48)	1,380	1,672,215
4.15%, 02/15/50 (Call 08/15/49)	1,356	1,647,228
5.25%, 06/15/35	869	1,132,941
5.75%, 04/01/37	255	349,860
6.00%, 01/15/39	2,918	4,166,145
6.10%, 08/01/36	2,980	4,183,682
6.25%, 10/15/37	2,020	2,906,174
6.35%, 07/15/38	665	953,524
7.70%, 11/15/31	50	74,087
PacifiCorp.
2.90%, 06/15/52 (Call 12/15/51)	500	499,825
3.50%, 06/15/29 (Call 03/15/29)	2,045	2,284,449
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	535	543,373
2.80%, 06/15/50 (Call 12/15/49)	310	313,757
3.00%, 09/15/49 (Call 03/15/49)	1,000	1,050,570
3.05%, 03/15/51 (Call 09/15/50)	775	820,756
3.15%, 10/15/25 (Call 07/15/25)	2,825	3,058,401
3.70%, 09/15/47 (Call 03/15/47)	906	1,058,824
3.90%, 03/01/48 (Call 09/01/47)	2,405	2,887,611
4.15%, 10/01/44 (Call 04/01/44)	800	985,680
5.95%, 10/01/36	630	910,545
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	1,853	1,869,862
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	2,322	2,481,916
4.15%, 03/15/43 (Call 09/15/42)	2,019	2,464,714
6.50%, 11/15/37	135	199,770

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	$4,258	$4,581,736
4.13%, 04/15/30 (Call 01/15/30)	300	350,322
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	1,762	1,858,381
3.95%, 06/01/47 (Call 12/01/46)	433	520,808
4.13%, 06/15/44 (Call 12/15/43)	801	976,667
4.15%, 10/01/45 (Call 04/01/45)	1,870	2,287,010
4.15%, 06/15/48 (Call 12/15/47)	1,860	2,340,326
4.75%, 07/15/43 (Call 01/15/43)	995	1,306,296
6.25%, 05/15/39	1,830	2,705,582
Progress Energy Inc.
6.00%, 12/01/39	3,047	4,271,742
7.00%, 10/30/31	875	1,217,309
7.75%, 03/01/31	1,799	2,584,911
PSEG Power LLC
3.85%, 06/01/23 (Call 05/01/23)	1,079	1,138,863
8.63%, 04/15/31	2,240	3,526,118
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	260	260,294
2.25%, 09/15/22 (Call 03/15/22)	4,008	4,051,046
3.60%, 09/15/42 (Call 03/15/42)	408	465,948
3.70%, 06/15/28 (Call 12/15/27)	1,760	1,988,149
3.80%, 06/15/47 (Call 12/15/46)	2,664	3,147,170
4.05%, 09/15/49 (Call 03/15/49)	2,391	2,984,518
4.10%, 06/15/48 (Call 12/15/47)	1,870	2,308,795
4.30%, 03/15/44 (Call 09/15/43)	2,381	2,931,201
Series 17, 6.25%, 09/01/37	774	1,153,477
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	1,354	1,465,028
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	2,449	2,455,343
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	1,950	1,952,769
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	237	250,926
3.60%, 07/01/49 (Call 01/01/49)	1,345	1,556,152
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 (Call 05/15/31)	1,000	1,005,470
Series K, 3.15%, 08/15/51 (Call 02/15/51)	500	511,080
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	760	670,442
2.25%, 09/15/26 (Call 06/15/26)	1,169	1,230,197
2.38%, 05/15/23 (Call 02/15/23)	2,160	2,225,405
2.45%, 01/15/30 (Call 10/15/29)	2,357	2,476,736
2.70%, 05/01/50 (Call 11/01/49)	375	374,040
3.00%, 05/15/25 (Call 02/15/25)	438	468,327
3.00%, 05/15/27 (Call 02/15/27)	1,709	1,860,469
3.15%, 01/01/50 (Call 07/01/49)	1,495	1,614,047
3.20%, 05/15/29 (Call 02/15/29)	1,205	1,330,922
3.20%, 08/01/49 (Call 02/01/49)	2,600	2,827,240
3.25%, 09/01/23 (Call 08/01/23)	1,200	1,264,524
3.60%, 12/01/47 (Call 06/01/47)	2,654	3,058,178
3.65%, 09/01/28 (Call 06/01/28)	1,030	1,169,204
3.65%, 09/01/42 (Call 03/01/42)	1,910	2,200,358
3.70%, 05/01/28 (Call 02/01/28)	1,495	1,700,308
3.80%, 01/01/43 (Call 07/01/42)	444	521,997
3.80%, 03/01/46 (Call 09/01/45)	1,848	2,187,736
3.85%, 05/01/49 (Call 11/01/48)	3,737	4,494,826
3.95%, 05/01/42 (Call 11/01/41)	105	125,525
4.05%, 05/01/48 (Call 11/01/47)	1,356	1,671,012
5.50%, 03/01/40	247	344,464
5.80%, 05/01/37	193	270,142

Security	Par (000)	Value

Electric (continued)
Public Service Electric and Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	$50	$49,976
1.90%, 08/15/31 (Call 05/15/31)(b)	4,125	4,128,300
3.00%, 03/01/51 (Call 09/01/50)	85	89,759
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	1,462	1,447,044
1.60%, 08/15/30 (Call 05/15/30)	1,240	1,185,564
2.65%, 11/15/22 (Call 10/15/22)	1,902	1,951,509
2.88%, 06/15/24 (Call 05/15/24)	4,867	5,145,976
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)(c)	2,510	2,547,976
3.65%, 05/15/25 (Call 02/15/25)	1,828	1,967,604
4.10%, 06/15/30 (Call 03/15/30)	319	357,998
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)(b)	2,668	2,847,556
4.22%, 06/15/48 (Call 12/15/47)	3,510	4,349,732
4.30%, 05/20/45 (Call 11/20/44)	877	1,083,779
5.76%, 10/01/39	1,320	1,825,798
5.80%, 03/15/40	840	1,188,541
6.27%, 03/15/37	1,370	1,949,140
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	2,590	2,745,400
4.15%, 05/15/48 (Call 11/15/47)	1,530	1,859,960
4.50%, 08/15/40	453	567,577
6.00%, 06/01/39	940	1,334,452
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,403	1,479,295
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,415	2,750,637
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	1,964	2,383,177
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	1,781	1,910,283
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	2,880	2,804,198
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	1,000	1,003,790
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	1,402	1,429,339
2.90%, 02/01/23 (Call 01/01/23)	2,553	2,634,594
3.25%, 06/15/27 (Call 03/15/27)	2,854	3,106,893
3.40%, 02/01/28 (Call 10/01/27)	4,852	5,295,812
3.55%, 06/15/24 (Call 03/15/24)	1,511	1,616,679
3.75%, 11/15/25 (Call 08/15/25)	3,417	3,746,638
3.80%, 02/01/38 (Call 08/01/37)	3,402	3,811,056
4.00%, 02/01/48 (Call 08/01/47)	627	710,090
4.05%, 12/01/23 (Call 09/01/23)	1,364	1,458,552
6.00%, 10/15/39	3,599	5,052,384
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	2,789	2,963,703
Southern California Edison Co.
0.70%, 04/03/23	250	250,908
2.25%, 06/01/30 (Call 03/01/30)	1,127	1,126,313
2.85%, 08/01/29 (Call 05/01/29)	2,593	2,717,775
3.65%, 02/01/50 (Call 08/01/49)	4,449	4,537,847
4.00%, 04/01/47 (Call 10/01/46)	6,599	7,001,143
4.05%, 03/15/42 (Call 09/15/41)	1,312	1,407,986
4.50%, 09/01/40 (Call 03/01/40)	975	1,128,436
4.65%, 10/01/43 (Call 04/01/43)	1,373	1,579,980
5.50%, 03/15/40	1,628	2,057,352
5.63%, 02/01/36	1,474	1,883,905
6.00%, 01/15/34	904	1,193,379
6.05%, 03/15/39	2,785	3,721,985
6.65%, 04/01/29	1,315	1,645,854
Series 04-G, 5.75%, 04/01/35	609	786,664
Series 05-E, 5.35%, 07/15/35	1,556	1,959,658

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 06-E, 5.55%, 01/15/37	$1,775	$2,206,325
Series 08-A, 5.95%, 02/01/38	1,727	2,250,765
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	1,954	2,062,584
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	500	498,375
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	200	182,672
Series A, 4.20%, 03/01/29 (Call 12/01/28)	940	1,065,734
Series B, 3.65%, 03/01/28 (Call 12/01/27)	2,490	2,732,875
Series B, 4.88%, 03/01/49 (Call 09/01/48)	2,571	3,076,793
Series C, 3.50%, 10/01/23 (Call 07/01/23)	4,064	4,280,286
Series C, 3.60%, 02/01/45 (Call 08/01/44)	2,770	2,795,318
Series C, 4.13%, 03/01/48 (Call 09/01/47)	2,897	3,120,417
Series D, 3.40%, 06/01/23 (Call 05/01/23)	2,406	2,516,820
Series E, 3.70%, 08/01/25 (Call 06/01/25)	3,406	3,728,821
Series G, 2.50%, 06/01/31 (Call 03/01/31)	2,135	2,156,756
Series H, 3.65%, 06/01/51 (Call 12/01/50)	1,025	1,043,501
Series K, 0.98%, 08/01/24	100	100,037
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	7,675	7,994,510
3.25%, 07/01/26 (Call 04/01/26)	7,548	8,176,522
4.25%, 07/01/36 (Call 01/01/36)	3,785	4,449,154
4.40%, 07/01/46 (Call 01/01/46)	5,401	6,493,460
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	770	769,915
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(a)	180	183,904
Series 21-B, 1.75%, 03/15/28 (Call 12/15/27)	60	59,918
Series A, 3.70%, 04/30/30 (Call 01/30/30)	3,350	3,734,680
Series B, 4.00%, 01/15/51 (Call 01/15/26)(a)	874	928,171
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	515	507,584
4.15%, 12/01/25 (Call 09/01/25)	3,446	3,850,974
5.15%, 09/15/41	2,453	3,059,995
5.25%, 07/15/43	385	488,450
Series F, 4.95%, 12/15/46 (Call 06/15/46)	2,883	3,545,427
Southwestern Electric Power Co.
6.20%, 03/15/40	1,444	2,050,307
Series J, 3.90%, 04/01/45 (Call 10/01/44)	1,755	1,973,954
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,495	1,588,378
Series L, 3.85%, 02/01/48 (Call 08/01/47)	2,643	2,970,177
Series M, 4.10%, 09/15/28 (Call 06/15/28)	840	960,968
Series N, 1.65%, 03/15/26 (Call 02/15/26)	600	609,678
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)	800	848,576
3.40%, 08/15/46 (Call 02/15/46)	1,648	1,787,866
3.70%, 08/15/47 (Call 02/15/47)	1,270	1,447,559
3.75%, 06/15/49 (Call 12/15/48)	1,320	1,539,028
4.50%, 08/15/41 (Call 02/15/41)	2,011	2,509,507
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	1,758	2,248,201
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	683	726,179
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	569	586,525
3.45%, 03/15/51 (Call 09/15/50)	80	88,591
3.63%, 06/15/50 (Call 12/15/49)	711	813,704
4.10%, 06/15/42 (Call 12/15/41)	1,011	1,185,832
4.30%, 06/15/48 (Call 12/15/47)	1,188	1,487,554
4.35%, 05/15/44 (Call 11/15/43)	2,355	2,912,523
4.45%, 06/15/49 (Call 12/15/48)	1,349	1,745,997
Toledo Edison Co. (The), 6.15%, 05/15/37	639	889,769
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	4,620	4,437,556
3.05%, 03/15/25 (Call 12/15/24)	160	171,042
3.25%, 05/01/51 (Call 11/01/50)	1,050	1,118,145

Security	Par (000)	Value

Electric (continued)
4.00%, 06/15/50 (Call 12/15/49)	$1,767	$2,132,433
4.85%, 12/01/48 (Call 06/01/48)	952	1,258,915
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	2,300	2,325,185
2.63%, 03/15/51 (Call 09/15/50)	871	849,060
2.95%, 06/15/27 (Call 03/15/27)	2,404	2,606,681
2.95%, 03/15/30 (Call 12/15/29)	2,714	2,938,855
3.25%, 10/01/49 (Call 04/01/49)	2,331	2,542,818
3.50%, 04/15/24 (Call 01/15/24)	1,896	2,025,800
3.50%, 03/15/29 (Call 12/15/28)	1,884	2,106,519
3.65%, 04/15/45 (Call 10/15/44)	2,210	2,534,737
3.90%, 09/15/42 (Call 03/15/42)	750	875,115
4.00%, 04/01/48 (Call 10/01/47)	1,830	2,209,835
5.30%, 08/01/37	115	149,972
8.45%, 03/15/39	65	112,128
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	2,685	2,508,622
3.30%, 12/01/49 (Call 06/01/49)	1,180	1,283,663
3.45%, 02/15/24 (Call 11/15/23)	1,114	1,183,057
4.00%, 01/15/43 (Call 07/15/42)	1,200	1,413,780
4.45%, 02/15/44 (Call 08/15/43)	1,675	2,091,606
4.60%, 12/01/48 (Call 06/01/48)	2,980	3,935,567
6.35%, 11/30/37	1,502	2,204,515
8.88%, 11/15/38	1,773	3,190,053
Series A, 2.88%, 07/15/29 (Call 04/15/29)	946	1,020,649
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,602	2,787,731
Series A, 3.15%, 01/15/26 (Call 10/15/25)	4,192	4,551,464
Series A, 3.50%, 03/15/27 (Call 12/15/26)	2,127	2,361,140
Series A, 3.80%, 04/01/28 (Call 01/01/28)	3,025	3,423,665
Series A, 6.00%, 05/15/37	1,907	2,693,466
Series B, 2.95%, 11/15/26 (Call 08/15/26)	2,137	2,310,973
Series B, 3.80%, 09/15/47 (Call 03/15/47)	2,822	3,271,629
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,582	1,926,797
Series B, 6.00%, 01/15/36	1,124	1,580,310
Series C, 2.75%, 03/15/23 (Call 12/15/22)	1,603	1,653,334
Series C, 4.00%, 11/15/46 (Call 05/15/46)	1,785	2,126,274
Series D, 4.65%, 08/15/43 (Call 02/15/43)	2,370	3,015,943
WEC Energy Group Inc.
0.55%, 09/15/23	763	763,313
0.80%, 03/15/24 (Call 02/15/24)	605	607,995
1.38%, 10/15/27 (Call 08/15/27)	1,325	1,310,319
1.80%, 10/15/30 (Call 07/15/30)	458	445,890
3.55%, 06/15/25 (Call 03/15/25)	2,906	3,166,988
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	1,515	1,531,665
2.05%, 12/15/24 (Call 11/15/24)	1,370	1,429,910
4.30%, 10/15/48 (Call 04/15/48)	510	648,827
5.70%, 12/01/36	475	655,025
Wisconsin Power & Light Co.
3.00%, 07/01/29 (Call 04/01/29)	1,685	1,834,864
3.05%, 10/15/27 (Call 07/15/27)	1,065	1,156,792
3.65%, 04/01/50 (Call 10/01/49)	2,060	2,380,392
6.38%, 08/15/37	240	346,913
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	2,275	2,462,551
3.67%, 12/01/42	930	1,079,935
4.75%, 11/01/44 (Call 05/01/44)	2,208	2,896,101
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	389	389,864
2.60%, 12/01/29 (Call 06/01/29)	2,266	2,380,546

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.30%, 06/01/25 (Call 12/01/24)	$2,489	$2,676,098
3.35%, 12/01/26 (Call 06/01/26)	3,097	3,379,075
3.40%, 06/01/30 (Call 12/01/29)	2,230	2,472,289
3.50%, 12/01/49 (Call 06/01/49)	1,370	1,502,191
4.00%, 06/15/28 (Call 12/15/27)	3,771	4,297,997
6.50%, 07/01/36	689	1,006,560

		1,854,039,802

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	1,055	1,045,442
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	165	162,886
1.80%, 10/15/27 (Call 08/15/27)	1,996	2,050,411
1.95%, 10/15/30 (Call 07/15/30)	436	442,091
2.75%, 10/15/50 (Call 04/15/50)	1,845	1,865,498
3.15%, 06/01/25 (Call 03/01/25)	3,440	3,712,826
5.25%, 11/15/39	1,250	1,703,775

		10,982,929

Electronics — 0.2%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	689	688,759
2.30%, 03/12/31 (Call 12/12/30)	2,950	2,990,297
2.75%, 09/15/29 (Call 06/15/29)	1,582	1,671,082
3.05%, 09/22/26 (Call 06/22/26)	2,579	2,781,271
3.88%, 07/15/23 (Call 04/15/23)	3,835	4,049,146
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,696	2,962,877
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	2,916	3,098,163
3.55%, 10/01/27 (Call 07/01/27)	1,442	1,572,083
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	846	877,522
2.80%, 02/15/30 (Call 11/15/29)	4,212	4,465,815
3.20%, 04/01/24 (Call 02/01/24)	1,430	1,513,583
4.35%, 06/01/29 (Call 03/01/29)	1,235	1,447,111
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	3,456	3,665,295
3.88%, 01/12/28 (Call 10/12/27)	850	935,842
4.00%, 04/01/25 (Call 01/01/25)	2,170	2,348,005
4.50%, 03/01/23 (Call 12/01/22)	2,087	2,185,778
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	3,170	3,201,129
4.63%, 04/15/26 (Call 01/15/26)	2,742	3,074,824
4.88%, 12/01/22	3,650	3,834,142
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)(b)	2,050	2,237,042
4.75%, 06/15/25 (Call 03/15/25)	3,152	3,509,941
4.88%, 06/15/29 (Call 03/15/29)	1,523	1,768,462
4.88%, 05/12/30 (Call 02/12/30)	1,010	1,175,408
5.00%, 02/15/23	2,643	2,800,629
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	4,627	5,028,670
4.30%, 06/15/46 (Call 12/15/45)	1,200	1,446,504
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	2,082	2,076,753
1.35%, 06/01/25 (Call 05/01/25)	3,049	3,111,078
1.75%, 09/01/31 (Call 06/01/31)	2,000	1,986,580
1.95%, 06/01/30 (Call 03/01/30)	1,921	1,961,322
2.30%, 08/15/24 (Call 07/15/24)	4,535	4,772,044
2.50%, 11/01/26 (Call 08/01/26)	8,145	8,685,421

Security	Par (000)	Value

Electronics (continued)
2.70%, 08/15/29 (Call 05/15/29)	$4,830	$5,185,391
2.80%, 06/01/50 (Call 12/01/49)	3,660	3,827,445
3.35%, 12/01/23	125	133,103
3.81%, 11/21/47 (Call 05/21/47)	3,895	4,726,310
5.38%, 03/01/41	580	818,566
5.70%, 03/15/36	285	396,643
5.70%, 03/15/37	933	1,310,557
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	250	253,598
3.15%, 08/15/27 (Call 05/15/27)	465	499,791
3.35%, 03/01/26 (Call 12/01/25)	1,450	1,568,291
3.50%, 02/15/28 (Call 11/15/27)	2,035	2,245,948
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	2,875	2,904,325
3.00%, 01/15/31 (Call 10/15/30)	3,961	4,081,533
3.60%, 01/15/30 (Call 10/15/29)	611	661,316
3.95%, 01/12/28 (Call 10/12/27)	2,710	3,008,805
4.70%, 09/15/22	1,250	1,303,762
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	1,971	2,125,191
4.55%, 10/30/24 (Call 07/30/24)	3,381	3,742,091
4.60%, 04/06/27 (Call 01/06/27)	4,708	5,491,694
Legrand France SA, 8.50%, 02/15/25	2,367	2,946,915
SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)(c)	5,000	4,979,400
2.38%, 08/09/28 (Call 06/09/28)(c)	5,000	4,997,600
2.65%, 08/09/31 (Call 05/09/31)(c)	5,000	4,925,500
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	2,117	2,237,860
4.75%, 12/01/24 (Call 09/01/24)	2,785	3,090,932
4.90%, 06/15/28 (Call 03/15/28)	1,867	2,178,136
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	2,015	2,205,135
3.45%, 08/01/24 (Call 05/01/24)	679	724,962
3.70%, 02/15/26 (Call 11/15/25)	1,274	1,400,852
7.13%, 10/01/37	366	563,307
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)(c)	925	927,007
2.40%, 04/01/28 (Call 02/01/28)(c)	885	886,186
2.95%, 04/01/31 (Call 01/01/31)(c)	1,074	1,087,006

		165,357,736

Environmental Control — 0.1%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	575	570,354
1.45%, 02/15/31 (Call 11/15/30)	6,449	6,139,577
1.75%, 02/15/32 (Call 11/15/31)	1,010	976,377
2.30%, 03/01/30 (Call 12/01/29)	2,150	2,205,878
2.50%, 08/15/24 (Call 07/15/24)	3,178	3,336,709
2.90%, 07/01/26 (Call 04/01/26)	1,529	1,641,305
3.05%, 03/01/50 (Call 09/01/49)	3,970	4,163,736
3.20%, 03/15/25 (Call 12/15/24)	3,590	3,858,101
3.38%, 11/15/27 (Call 08/15/27)	2,620	2,888,707
3.95%, 05/15/28 (Call 02/15/28)	3,296	3,751,013
4.75%, 05/15/23 (Call 02/15/23)	1,441	1,530,717
5.70%, 05/15/41 (Call 11/15/40)	100	140,394
6.20%, 03/01/40	125	182,555
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	2,837	2,968,438
3.05%, 04/01/50 (Call 10/01/49)	666	688,571
3.50%, 05/01/29 (Call 02/01/29)	2,959	3,282,389

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
4.25%, 12/01/28 (Call 09/01/28)	$2,997	$3,495,851
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	818	811,996
1.15%, 03/15/28 (Call 01/15/28)	1,055	1,028,435
1.50%, 03/15/31 (Call 12/15/30)	452	433,594
2.00%, 06/01/29 (Call 04/01/29)	1,480	1,507,632
2.40%, 05/15/23 (Call 03/15/23)	996	1,026,936
2.50%, 11/15/50 (Call 05/15/50)	125	118,850
2.90%, 09/15/22 (Call 06/15/22)	4,110	4,193,721
2.95%, 06/01/41 (Call 12/01/40)	3,190	3,328,414
3.13%, 03/01/25 (Call 12/01/24)	25	26,837
3.15%, 11/15/27 (Call 08/15/27)	3,423	3,761,706
4.15%, 07/15/49 (Call 01/15/49)	1,432	1,789,270

		59,848,063

Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,155	1,553,822
Bestfoods, Series E, 7.25%, 12/15/26	600	787,878
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	2,401	2,442,321
3.13%, 04/24/50 (Call 10/24/49)	1,580	1,572,242
3.30%, 03/19/25 (Call 12/19/24)	2,204	2,370,446
3.65%, 03/15/23 (Call 02/15/23)	4,956	5,183,233
3.95%, 03/15/25 (Call 01/15/25)	4,407	4,839,194
4.15%, 03/15/28 (Call 12/15/27)	2,872	3,273,046
4.80%, 03/15/48 (Call 09/15/47)	2,120	2,684,323
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	1,013	993,581
3.20%, 01/25/23 (Call 10/25/22)	2,665	2,748,335
4.30%, 05/01/24 (Call 04/01/24)	4,735	5,159,161
4.60%, 11/01/25 (Call 09/01/25)	2,846	3,214,415
4.85%, 11/01/28 (Call 08/01/28)	3,040	3,626,933
5.30%, 11/01/38 (Call 05/01/38)	3,646	4,716,065
5.40%, 11/01/48 (Call 05/01/48)	3,788	5,163,764
7.00%, 10/01/28	3,473	4,607,803
8.25%, 09/15/30	2,450	3,626,049
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	1,595	1,612,529
3.50%, 10/01/26 (Call 07/01/26)	1,552	1,694,427
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	4,433	4,533,851
2.88%, 04/15/30 (Call 01/15/30)	2,594	2,776,773
3.00%, 02/01/51 (Call 08/01/50)(b)(c)	6,745	7,001,243
3.20%, 02/10/27 (Call 11/10/26)	2,697	2,946,068
3.65%, 02/15/24 (Call 11/15/23)	2,982	3,181,913
3.70%, 10/17/23 (Call 09/17/23)	2,680	2,853,610
4.00%, 04/17/25 (Call 02/17/25)	3,705	4,092,135
4.20%, 04/17/28 (Call 01/17/28)	4,948	5,697,869
5.40%, 06/15/40	104	141,929
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	1,196	1,199,875
1.70%, 06/01/30 (Call 03/01/30)	892	894,025
2.05%, 11/15/24 (Call 10/15/24)	1,180	1,232,475
2.30%, 08/15/26 (Call 05/15/26)	3,302	3,503,092
2.45%, 11/15/29 (Call 08/15/29)	1,193	1,262,492
2.65%, 06/01/50 (Call 12/01/49)	515	517,482
3.13%, 11/15/49 (Call 05/15/49)	1,734	1,882,552
3.20%, 08/21/25 (Call 05/21/25)	853	925,309
3.38%, 05/15/23 (Call 04/15/23)	2,825	2,962,747
Hormel Foods Corp.
0.65%, 06/03/24 (Call 06/03/22)	50	50,074

Security	Par (000)	Value

Food (continued)
1.70%, 06/03/28 (Call 04/03/28)	$5,050	$5,127,720
1.80%, 06/11/30 (Call 03/11/30)	352	353,404
3.05%, 06/03/51 (Call 12/03/50)	4,850	5,161,273
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	1,078	1,143,273
3.20%, 10/01/26 (Call 07/01/26)	3,145	3,421,634
3.90%, 06/01/50 (Call 12/01/49)	1,550	1,788,406
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	390	402,375
3.38%, 12/15/27 (Call 09/15/27)	2,476	2,731,003
3.50%, 03/15/25	5,228	5,684,143
3.55%, 03/15/50 (Call 09/15/49)	2,018	2,244,742
4.25%, 03/15/35	2,032	2,413,955
4.38%, 03/15/45	1,846	2,248,890
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	495	498,901
2.65%, 12/01/23	4,757	4,986,763
3.25%, 04/01/26	2,686	2,935,852
3.40%, 11/15/27 (Call 08/15/27)	1,646	1,815,390
4.30%, 05/15/28 (Call 02/15/28)	2,914	3,384,145
4.50%, 04/01/46	1,589	1,983,406
Series B, 7.45%, 04/01/31	4,138	5,994,472
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,020	1,416,688
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	2,355	2,280,770
2.20%, 05/01/30 (Call 02/01/30)	1,793	1,821,132
2.65%, 10/15/26 (Call 07/15/26)	3,212	3,422,707
3.50%, 02/01/26 (Call 11/01/25)	2,106	2,320,264
3.70%, 08/01/27 (Call 05/01/27)	2,032	2,283,623
3.85%, 08/01/23 (Call 05/01/23)	3,585	3,788,126
3.88%, 10/15/46 (Call 04/15/46)	3,091	3,485,752
3.95%, 01/15/50 (Call 07/15/49)	2,561	2,985,819
4.00%, 02/01/24 (Call 11/01/23)	3,199	3,432,751
4.45%, 02/01/47 (Call 08/01/46)	1,056	1,286,968
4.50%, 01/15/29 (Call 10/15/28)	1,564	1,854,372
4.65%, 01/15/48 (Call 07/15/47)	1,439	1,806,736
5.00%, 04/15/42 (Call 10/15/41)	1,161	1,501,846
5.15%, 08/01/43 (Call 02/01/43)	2,110	2,778,237
5.40%, 07/15/40 (Call 01/15/40)	783	1,045,845
5.40%, 01/15/49 (Call 07/15/48)	3,482	4,843,984
6.90%, 04/15/38	1,155	1,721,897
7.50%, 04/01/31	1,078	1,552,859
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	2,665	2,634,326
1.85%, 02/15/31 (Call 11/15/30)	1,480	1,448,328
2.50%, 04/15/30 (Call 01/15/30)	1,090	1,130,417
3.15%, 08/15/24 (Call 06/15/24)	3,275	3,489,480
3.40%, 08/15/27 (Call 05/15/27)	3,970	4,410,233
4.20%, 08/15/47 (Call 02/15/47)	875	1,061,498
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	3,350	3,411,942
1.50%, 02/04/31 (Call 11/04/30)	2,561	2,451,568
1.88%, 10/15/32 (Call 07/15/32)	1,709	1,670,069
2.63%, 09/04/50 (Call 03/04/50)	3,230	3,078,352
2.75%, 04/13/30 (Call 01/13/30)	6,372	6,749,222
3.63%, 02/13/26 (Call 12/13/25)	3,502	3,864,212
4.13%, 05/07/28 (Call 02/07/28)	3,180	3,706,449
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	2,294	2,363,829
3.25%, 07/15/27 (Call 04/15/27)	4,225	4,614,883

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.30%, 07/15/26 (Call 04/15/26)	$2,875	$3,126,045
3.30%, 02/15/50 (Call 08/15/49)	1,690	1,770,258
3.55%, 03/15/25 (Call 01/15/25)	2,596	2,820,476
3.75%, 10/01/25 (Call 07/01/25)	5,940	6,533,406
4.45%, 03/15/48 (Call 09/15/47)	2,473	3,014,043
4.50%, 04/01/46 (Call 10/01/45)	115	139,862
4.85%, 10/01/45 (Call 04/01/45)	1,430	1,825,567
5.38%, 09/21/35	1,484	1,939,484
5.65%, 04/01/25 (Call 03/01/25)	856	987,302
5.95%, 04/01/30 (Call 01/01/30)	4,103	5,287,823
6.60%, 04/01/50 (Call 10/01/49)	4,242	6,794,242
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	5,788	6,450,552
3.90%, 09/28/23 (Call 08/28/23)	1,925	2,054,437
3.95%, 08/15/24 (Call 05/15/24)	6,438	6,985,294
4.00%, 03/01/26 (Call 01/01/26)	3,086	3,444,408
4.35%, 03/01/29 (Call 12/01/28)	3,059	3,576,399
4.55%, 06/02/47 (Call 12/02/46)	1,531	1,921,497
4.88%, 08/15/34 (Call 02/15/34)	4,821	6,034,156
5.10%, 09/28/48 (Call 03/28/48)	4,185	5,723,155
5.15%, 08/15/44 (Call 02/15/44)	2,461	3,266,411

		329,254,829

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	2,498	2,705,259
4.50%, 08/01/24 (Call 05/01/24)	1,455	1,571,691
5.50%, 11/02/47 (Call 05/02/47)	1,430	1,725,581
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	2,869	3,312,920
Georgia-Pacific LLC
7.75%, 11/15/29	1,295	1,865,163
8.00%, 01/15/24	1,784	2,094,773
8.88%, 05/15/31	2,065	3,287,335
International Paper Co.
3.80%, 01/15/26 (Call 10/15/25)	2,089	2,319,124
4.35%, 08/15/48 (Call 02/15/48)	613	769,848
4.40%, 08/15/47 (Call 02/15/47)	1,750	2,196,250
4.80%, 06/15/44 (Call 12/15/43)	3,690	4,752,240
5.00%, 09/15/35 (Call 03/15/35)	4,382	5,563,825
5.15%, 05/15/46 (Call 11/15/45)	3,926	5,275,327
6.00%, 11/15/41 (Call 05/15/41)	1,984	2,847,080
7.30%, 11/15/39	1,896	2,987,110
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)	40	40,022
3.75%, 01/15/31 (Call 10/15/30)	610	641,635
5.00%, 01/15/30 (Call 10/15/29)	2,846	3,237,126
6.00%, 01/15/29 (Call 10/15/28)	7,777	9,291,882

		56,484,191

Gas — 0.2%
Atmos Energy Corp.
0.63%, 03/09/23 (Call 09/09/21)	150	150,015
1.50%, 01/15/31 (Call 10/15/30)	1,075	1,031,226
2.63%, 09/15/29 (Call 06/15/29)	485	511,471
3.00%, 06/15/27 (Call 03/15/27)	1,915	2,080,647
3.38%, 09/15/49 (Call 03/15/49)	1,951	2,156,382
4.13%, 10/15/44 (Call 04/15/44)	941	1,125,370
4.13%, 03/15/49 (Call 09/15/48)	2,034	2,509,590
4.15%, 01/15/43 (Call 07/15/42)	2,259	2,689,181
4.30%, 10/01/48 (Call 04/01/48)	1,403	1,758,618
5.50%, 06/15/41 (Call 12/15/40)	2,346	3,199,428

Security	Par (000)	Value

Gas (continued)
CenterPoint Energy Resources Corp.
0.70%, 03/02/23 (Call 09/02/21)	$210	$210,021
1.75%, 10/01/30 (Call 07/01/30)	1,675	1,627,715
3.55%, 04/01/23 (Call 03/01/23)	1,880	1,966,518
4.00%, 04/01/28 (Call 01/01/28)	2,019	2,280,501
4.10%, 09/01/47 (Call 03/01/47)	1,883	2,222,109
5.85%, 01/15/41 (Call 07/15/40)	878	1,227,892
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	2,792	2,949,888
3.60%, 12/15/24 (Call 09/15/24)	301	324,966
Series A, 2.50%, 11/15/24 (Call 10/15/24)	4,581	4,799,514
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	725	736,904
3.75%, 03/01/23 (Call 12/01/22)	1,490	1,544,728
3.95%, 09/15/27 (Call 06/15/27)	494	534,305
4.75%, 09/01/28 (Call 06/01/28)	1,898	2,149,466
5.20%, 07/15/25 (Call 04/15/25)	1,557	1,747,841
5.50%, 01/15/26 (Call 12/15/25)	900	1,040,904
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	6,733	6,686,812
1.70%, 02/15/31 (Call 11/15/30)	3,970	3,809,731
2.95%, 09/01/29 (Call 06/01/29)	3,214	3,421,142
3.49%, 05/15/27 (Call 02/15/27)	1,489	1,644,154
3.60%, 05/01/30 (Call 02/01/30)	3,794	4,227,730
3.95%, 03/30/48 (Call 09/30/47)	3,351	3,887,897
4.38%, 05/15/47 (Call 11/15/46)	1,916	2,337,903
4.80%, 02/15/44 (Call 08/15/43)	2,814	3,579,718
5.25%, 02/15/43 (Call 08/15/42)	1,050	1,396,321
5.65%, 02/01/45 (Call 08/01/44)	2,172	3,042,081
5.95%, 06/15/41 (Call 12/15/40)	2,195	3,136,414
ONE Gas Inc.
0.85%, 03/11/23 (Call 09/11/21)	100	100,022
1.10%, 03/11/24 (Call 09/11/21)	360	360,068
2.00%, 05/15/30 (Call 02/15/30)	177	176,607
3.61%, 02/01/24 (Call 11/01/23)	803	850,803
4.50%, 11/01/48 (Call 05/01/48)	1,692	2,100,753
4.66%, 02/01/44 (Call 08/01/43)	1,183	1,476,751
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	2,745	2,809,590
3.35%, 06/01/50 (Call 12/01/49)	2,180	2,298,200
3.50%, 06/01/29 (Call 03/01/29)	4,694	5,179,547
3.64%, 11/01/46 (Call 05/01/46)	2,015	2,200,521
4.65%, 08/01/43 (Call 02/01/43)	700	866,712
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	3,390	3,624,012
3.20%, 06/15/25 (Call 03/15/25)	1,202	1,292,078
3.75%, 09/15/42 (Call 03/15/42)	250	284,065
5.13%, 11/15/40	2,005	2,660,094
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	3,272	3,487,756
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,619	1,968,704
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	1,580	1,990,768
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	1,297	1,556,776
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	1,812	1,892,109
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	518	537,197
3.25%, 06/15/26 (Call 03/15/26)	1,015	1,097,692
3.95%, 10/01/46 (Call 04/01/46)	2,178	2,477,845
4.40%, 06/01/43 (Call 12/01/42)	1,740	2,094,455
4.40%, 05/30/47 (Call 11/30/46)	1,558	1,867,684
5.88%, 03/15/41 (Call 09/15/40)	1,780	2,501,576

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	$2,145	$2,072,156
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	1,313	1,328,927
3.18%, 08/15/51 (Call 02/15/51)	1,800	1,783,620
3.70%, 04/01/28 (Call 01/01/28)	1,833	2,048,048
3.80%, 09/29/46 (Call 03/29/46)	1,261	1,391,337
4.15%, 06/01/49 (Call 12/01/48)	1,814	2,120,802
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	285	313,936
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	965	1,106,903
Series K, 3.80%, 09/15/46 (Call 03/15/46)	1,378	1,583,088

		141,246,305

Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	1,160	1,182,724
4.63%, 06/15/28 (Call 03/15/28)	529	601,531
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	992	1,070,507
4.10%, 03/01/48 (Call 09/01/47)	230	286,849
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	1,600	1,752,160
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	3,125	3,262,125
2.75%, 11/15/50 (Call 05/15/50)	1,549	1,533,789
3.40%, 03/01/26 (Call 01/01/26)	3,250	3,575,910
4.00%, 03/15/60 (Call 03/15/25)(a)	2,710	2,908,237
4.25%, 11/15/28 (Call 08/15/28)	1,236	1,451,657
4.85%, 11/15/48 (Call 05/15/48)	1,322	1,801,793
5.20%, 09/01/40	2,218	2,985,362

		22,412,644

Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	4,000	3,943,120
1.40%, 06/30/30 (Call 03/30/30)	2,376	2,318,287
2.95%, 03/15/25 (Call 12/15/24)	3,395	3,636,215
3.40%, 11/30/23 (Call 09/30/23)	4,221	4,480,465
3.75%, 11/30/26 (Call 08/30/26)	5,032	5,690,588
3.88%, 09/15/25 (Call 06/15/25)	3,049	3,391,525
4.75%, 11/30/36 (Call 05/30/36)	6,253	8,100,074
4.75%, 04/15/43 (Call 10/15/42)	2,455	3,272,098
4.90%, 11/30/46 (Call 05/30/46)	10,712	14,864,507
5.30%, 05/27/40	3,375	4,731,919
6.00%, 04/01/39	2,380	3,496,672
6.15%, 11/30/37	1,930	2,870,547
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	365	357,142
2.60%, 08/15/26 (Call 05/15/26)	4,497	4,784,988
3.50%, 08/15/46 (Call 02/15/46)	253	280,941
3.95%, 04/01/30 (Call 01/01/30)	2,785	3,211,662
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	2,350	2,424,119
2.65%, 06/01/30 (Call 03/01/30)	1,472	1,533,736
3.45%, 03/01/24 (Call 02/01/24)	3,978	4,238,519
3.75%, 03/01/26 (Call 01/01/26)	6,722	7,440,380
3.85%, 05/15/25	5,132	5,658,800
4.00%, 03/01/28 (Call 12/01/27)	331	380,309
4.00%, 03/01/29 (Call 12/01/28)	801	916,688
4.55%, 03/01/39 (Call 09/01/38)	2,570	3,167,474
4.70%, 03/01/49 (Call 09/01/48)	3,707	4,818,618
7.00%, 11/15/35	973	1,395,301

Security	Par (000)	Value

Health Care - Products (continued)
7.38%, 01/15/40	$2,830	$4,531,622
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	4,316	4,212,502
3.35%, 09/15/25 (Call 06/15/25)	886	969,381
4.38%, 09/15/45 (Call 03/15/45)	4,113	5,223,757
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	1,697	1,838,343
DH Europe Finance II Sarl
2.05%, 11/15/22	3,294	3,363,800
2.20%, 11/15/24 (Call 10/15/24)	2,360	2,464,642
2.60%, 11/15/29 (Call 08/15/29)	3,191	3,362,676
3.25%, 11/15/39 (Call 05/15/39)	3,312	3,604,880
3.40%, 11/15/49 (Call 05/15/49)	1,230	1,368,892
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	2,116	2,458,073
Koninklijke Philips NV
5.00%, 03/15/42	3,037	4,043,674
6.88%, 03/11/38	1,535	2,334,474
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	3,151	3,477,002
Medtronic Inc.
3.50%, 03/15/25	3,051	3,333,919
4.38%, 03/15/35	6,725	8,438,530
4.63%, 03/15/45	6,131	8,180,777
PerkinElmer Inc.
2.55%, 03/15/31 (Call 12/15/30)	700	720,930
3.30%, 09/15/29 (Call 06/15/29)	4,582	4,972,249
3.63%, 03/15/51 (Call 09/15/50)	400	436,880
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	8,140	8,017,574
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	2,611	2,694,918
3.75%, 03/15/51 (Call 09/15/50)	2,375	2,606,539
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	430	432,386
1.95%, 06/15/30 (Call 03/15/30)	2,123	2,127,119
2.90%, 06/15/50 (Call 12/15/49)	1,181	1,208,978
3.38%, 05/15/24 (Call 02/15/24)	3,610	3,861,473
3.38%, 11/01/25 (Call 08/01/25)	2,688	2,930,108
3.50%, 03/15/26 (Call 12/15/25)	4,024	4,419,841
3.65%, 03/07/28 (Call 12/07/27)	3,342	3,764,128
4.10%, 04/01/43 (Call 10/01/42)	3,545	4,200,116
4.38%, 05/15/44 (Call 11/15/43)	2,343	2,918,816
4.63%, 03/15/46 (Call 09/15/45)	1,518	1,993,559
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	2,645	2,670,524
2.00%, 10/15/31 (Call 07/15/31)	1,500	1,497,645
2.60%, 10/01/29 (Call 07/01/29)	3,496	3,692,720
2.80%, 10/15/41 (Call 04/15/41)	600	613,002
2.95%, 09/19/26 (Call 06/19/26)(b)	6,184	6,679,215
3.20%, 08/15/27 (Call 05/15/27)	2,865	3,141,788
3.65%, 12/15/25 (Call 09/09/25)	3,434	3,777,057
4.10%, 08/15/47 (Call 02/15/47)	2,844	3,534,239
4.13%, 03/25/25 (Call 02/25/25)	1,004	1,109,320
4.50%, 03/25/30 (Call 12/25/29)	4,981	5,949,655
5.30%, 02/01/44 (Call 08/01/43)	3,049	4,279,332
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	1,998	2,150,547
3.55%, 04/01/25 (Call 01/01/25)	6,794	7,344,925
3.55%, 03/20/30 (Call 12/20/29)	3,125	3,457,469
3.70%, 03/19/23 (Call 02/19/23)	1,520	1,590,026

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
4.45%, 08/15/45 (Call 02/15/45)	$1,644	$1,984,209
5.75%, 11/30/39	218	296,591

		265,685,516

Health Care - Services — 0.8%
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	429	456,001
3.63%, 03/01/49 (Call 09/01/48)	2,401	2,711,905
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	1,862	2,105,512
3.83%, 08/15/28 (Call 05/15/28)	1,116	1,270,678
4.27%, 08/15/48 (Call 02/15/48)	1,216	1,564,226
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	255	261,758
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	1,472	1,564,633
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	4,791	4,899,133
2.80%, 06/15/23 (Call 04/15/23)	4,850	5,032,166
3.50%, 11/15/24 (Call 08/15/24)	4,095	4,413,222
3.88%, 08/15/47 (Call 02/15/47)	4,195	4,752,264
4.13%, 11/15/42 (Call 05/15/42)	2,519	2,929,446
4.50%, 05/15/42 (Call 11/15/41)	1,361	1,654,717
4.75%, 03/15/44 (Call 09/15/43)	1,988	2,502,137
6.63%, 06/15/36	3,516	5,129,633
6.75%, 12/15/37	2,713	4,031,952
AHS Hospital Corp.
5.02%, 07/01/45	641	890,272
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	776	787,221
Allina Health System, Series 2019, 3.89%, 04/15/49	2,783	3,317,837
Anthem Inc.
0.45%, 03/15/23	557	557,936
1.50%, 03/15/26 (Call 02/15/26)	3,430	3,483,954
2.25%, 05/15/30 (Call 02/15/30)	1,769	1,800,718
2.38%, 01/15/25 (Call 12/15/24)	1,940	2,030,035
2.55%, 03/15/31 (Call 12/15/30)	3,920	4,078,838
2.88%, 09/15/29 (Call 06/15/29)	2,267	2,418,889
2.95%, 12/01/22 (Call 11/01/22)	1,340	1,380,816
3.13%, 05/15/50 (Call 11/15/49)	481	501,443
3.30%, 01/15/23	5,906	6,140,941
3.35%, 12/01/24 (Call 10/01/24)	4,588	4,953,342
3.50%, 08/15/24 (Call 05/15/24)	4,376	4,698,949
3.60%, 03/15/51 (Call 09/15/50)	5,635	6,320,498
3.65%, 12/01/27 (Call 09/01/27)	6,923	7,752,860
3.70%, 09/15/49 (Call 03/15/49)	3,412	3,852,865
4.10%, 03/01/28 (Call 12/01/27)	3,528	4,032,186
4.38%, 12/01/47 (Call 06/01/47)	4,423	5,477,664
4.55%, 03/01/48 (Call 09/01/47)	3,100	3,920,694
4.63%, 05/15/42	1,204	1,506,770
4.65%, 01/15/43	3,335	4,192,195
4.65%, 08/15/44 (Call 02/15/44)	3,777	4,769,860
5.10%, 01/15/44	4,178	5,520,726
5.85%, 01/15/36	969	1,320,350
5.95%, 12/15/34	330	457,637
6.38%, 06/15/37	325	467,555
Ascension Health
3.95%, 11/15/46	3,010	3,741,580
4.85%, 11/15/53	4,760	6,953,218
Series B, 2.53%, 11/15/29 (Call 08/15/29)	1,654	1,752,843
Series B, 3.11%, 11/15/39 (Call 05/15/39)	403	438,851
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	913	912,416
2.34%, 01/01/30 (Call 10/01/29)(b)	1,511	1,560,878

Security	Par (000)	Value

Health Care - Services (continued)
2.91%, 01/01/51 (Call 07/01/50)	$1,292	$1,344,817
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	1,095	1,190,462
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	100	99,540
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	488	538,064
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	2,304	2,840,394
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	355	434,793
4.19%, 11/15/45 (Call 05/15/45)	1,208	1,498,512
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	1,081	1,071,757
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	4,400	4,482,148
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	3,397	3,764,216
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	720	722,916
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	1,035	1,099,429
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	1,535	1,621,467
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)(b)	1,636	1,566,961
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,703	2,193,583
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	400	393,252
Children’s Hospital Medical Center/Cincinnati OH,
4.27%, 05/15/44	638	806,132
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	818	815,431
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	886	909,701
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	1,430	1,655,554
City of Hope
Series 2013, 5.62%, 11/15/43	150	218,321
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	217	276,195
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	988	1,000,587
2.76%, 10/01/24 (Call 07/01/24)	3,494	3,679,042
2.78%, 10/01/30 (Call 04/01/30)	1,884	1,972,699
2.95%, 11/01/22	1,175	1,206,796
3.35%, 10/01/29 (Call 04/01/29)	2,515	2,731,416
3.82%, 10/01/49 (Call 04/01/49)	3,626	4,171,568
3.91%, 10/01/50 (Call 04/01/50)	1,209	1,356,292
4.19%, 10/01/49 (Call 04/01/49)	2,461	2,870,486
4.35%, 11/01/42	4,854	5,739,855
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	1,045	1,063,726
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	1,535	1,708,962
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	2,187	2,635,182
Dignity Health
4.50%, 11/01/42	950	1,148,873
5.27%, 11/01/64	1,405	1,979,617
Duke University Health System Inc., Series 2017,
3.92%, 06/01/47 (Call 12/01/46)	1,636	1,989,409
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49
(Call 01/01/49)	60	70,562

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	$796	$994,379
4.50%, 07/01/57 (Call 01/01/57)	1,529	2,100,219
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	2,326	2,332,443
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	1,902	1,942,056
Hartford HealthCare Corp., 3.45%, 07/01/54	1,650	1,768,124
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	4,250	4,251,615
3.50%, 07/15/51 (Call 01/15/51)	3,590	3,663,954
4.13%, 06/15/29 (Call 03/15/29)	7,289	8,252,168
4.50%, 02/15/27 (Call 08/15/26)	4,146	4,697,998
4.75%, 05/01/23	4,856	5,176,982
5.00%, 03/15/24	1,570	1,727,675
5.13%, 06/15/39 (Call 12/15/38)	4,790	6,024,191
5.25%, 04/15/25	1,003	1,144,834
5.25%, 06/15/26 (Call 12/15/25)	5,533	6,397,919
5.25%, 06/15/49 (Call 12/15/48)	4,168	5,437,281
5.50%, 06/15/47 (Call 12/15/46)	5,807	7,663,614
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	4,245	4,228,572
2.15%, 02/03/32 (Call 11/03/31)	2,555	2,548,894
2.90%, 12/15/22 (Call 11/15/22)	2,911	2,997,078
3.13%, 08/15/29 (Call 05/15/29)	2,897	3,131,715
3.15%, 12/01/22 (Call 09/01/22)	3,286	3,376,956
3.85%, 10/01/24 (Call 07/01/24)	4,579	4,964,094
3.95%, 03/15/27 (Call 12/15/26)	1,732	1,947,201
3.95%, 08/15/49 (Call 02/15/49)	1,322	1,548,868
4.50%, 04/01/25 (Call 03/01/25)	2,108	2,352,106
4.63%, 12/01/42 (Call 06/01/42)	1,685	2,098,853
4.80%, 03/15/47 (Call 09/14/46)	1,410	1,817,589
4.88%, 04/01/30 (Call 01/01/30)	3,009	3,646,126
4.95%, 10/01/44 (Call 04/01/44)	2,956	3,869,049
Indiana University Health Inc. Obligated Group 3.97%, 11/01/48 (Call 05/01/48)	2,117	2,642,037
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	500	521,130
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	1,279	1,472,909
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	255	293,676
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	2,566	3,067,987
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	3,328	3,656,008
4.15%, 05/01/47 (Call 11/01/46)	5,772	7,269,949
4.88%, 04/01/42	1,452	1,984,971
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	3,886	4,276,815
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	2,872	2,961,549
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	2,014	2,108,175
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	1,485	1,499,895
2.30%, 12/01/24 (Call 11/01/24)	2,306	2,408,271
2.70%, 06/01/31 (Call 03/01/31)	1,990	2,059,551
2.95%, 12/01/29 (Call 09/01/29)	497	528,907
3.25%, 09/01/24 (Call 07/01/24)	1,774	1,892,592
3.60%, 02/01/25 (Call 11/01/24)	5,919	6,370,442
3.60%, 09/01/27 (Call 06/01/27)	2,865	3,171,498
4.00%, 11/01/23 (Call 08/01/23)	605	643,430
4.70%, 02/01/45 (Call 08/01/44)	3,073	3,814,392
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	199	253,080

Security	Par (000)	Value

Health Care - Services (continued)
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	$1,149	$1,373,457
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	1,350	1,450,778
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	2,256	2,531,390
Mayo Clinic
3.77%, 11/15/43	195	232,688
Series 2016, 4.13%, 11/15/52	2,676	3,477,435
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	2,216	2,449,478
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	1,267	1,628,146
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,412	1,596,916
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	2,243	2,514,627
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,945	2,498,080
5.00%, 07/01/42	665	919,289
Series 2015, 4.20%, 07/01/55	2,124	2,784,182
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	756	786,678
Mercy Health/OH, Series 2018, 4.30%, 07/01/28	1,221	1,416,763
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	2,391	2,392,602
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	693	776,403
Montefiore Obligated Group
4.29%, 09/01/50	1,286	1,374,220
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	2,502	2,984,786
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	2,263	2,555,810
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	2,380	2,685,616
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	1,596	1,710,369
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	933	953,507
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	1,904	1,828,773
2.61%, 08/01/60 (Call 02/01/60)	1,658	1,594,548
4.02%, 08/01/45	3,689	4,592,252
4.06%, 08/01/56	460	594,918
Series 2019, 3.95%, 08/01/19 (Call 02/01/19)	1,950	2,373,560
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	2,972	3,401,068
3.98%, 11/01/46 (Call 11/01/45)	1,900	2,192,581
4.26%, 11/01/47 (Call 11/01/46)	3,345	4,032,966
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020,
2.67%, 10/01/50 (Call 04/01/50)	660	635,164
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	1,125	1,127,970
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)(b)	1,025	1,098,083
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	1,303	1,414,654
4.09%, 10/01/48 (Call 04/01/48)	1,262	1,551,503
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	2,047	2,807,829
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	622	631,255
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	1,003	1,088,606
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	2,512	2,644,408
Series A, 3.93%, 10/01/48 (Call 04/01/48)	1,110	1,329,170
Series H, 2.75%, 10/01/26 (Call 07/01/26)	822	880,625
Series I, 3.74%, 10/01/47	2,100	2,464,245

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	$2,136	$2,261,746
2.95%, 06/30/30 (Call 03/30/30)	3,692	3,950,071
3.45%, 06/01/26 (Call 03/01/26)	3,057	3,349,952
3.50%, 03/30/25 (Call 12/30/24)	530	573,391
4.20%, 06/30/29 (Call 03/30/29)	2,038	2,361,797
4.25%, 04/01/24 (Call 01/01/24)	3,515	3,803,476
4.70%, 03/30/45 (Call 09/30/44)	1,261	1,580,575
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	910	981,317
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	518	592,768
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	344	389,917
3.95%, 07/01/46 (Call 07/01/45)	2,680	3,241,219
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	1,130	1,123,729
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	666	658,647
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	1,553	1,768,494
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	2,633	2,761,543
Series A, 3.82%, 06/01/27 (Call 03/01/27)	25	28,253
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	2,415	2,563,209
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	1,559	1,881,666
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	150	166,553
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	1,085	1,166,592
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	1,899	2,140,249
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	2,781	3,409,979
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	1,109	1,121,055
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	1,309	1,340,953
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	857	914,873
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	1,989	2,169,999
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	1,767	1,632,072
4.33%, 11/15/55	544	725,217
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)(b)	2,070	2,493,729
6.02%, 11/15/48(b)	2,348	2,892,501
Series B, 5.33%, 11/15/28	1,777	2,047,459
Trinity Health Corp.
4.13%, 12/01/45	416	523,024
Series 2019, 3.43%, 12/01/48	1,560	1,748,386
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	586	585,531
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/15/22)	300	300,012
1.15%, 05/15/26 (Call 04/15/26)	2,970	2,991,146
1.25%, 01/15/26	1,886	1,909,933
2.00%, 05/15/30	3,935	4,006,342
2.30%, 05/15/31 (Call 02/15/31)	4,960	5,137,816
2.38%, 10/15/22	3,440	3,521,287
2.38%, 08/15/24	3,887	4,095,343
2.75%, 02/15/23 (Call 11/15/22)	2,147	2,211,882
2.75%, 05/15/40 (Call 11/15/39)	5,111	5,252,064
2.88%, 03/15/23	5,691	5,917,217
2.88%, 08/15/29	3,859	4,189,832
2.90%, 05/15/50 (Call 11/15/49)	3,794	3,924,931

Security	Par (000)	Value

Health Care - Services (continued)
2.95%, 10/15/27	$4,654	$5,098,085
3.05%, 05/15/41 (Call 11/15/40)	3,675	3,896,051
3.10%, 03/15/26	3,158	3,450,368
3.13%, 05/15/60 (Call 11/15/59)	1,119	1,184,417
3.25%, 05/15/51 (Call 11/15/50)	2,645	2,897,888
3.38%, 04/15/27	3,240	3,602,621
3.45%, 01/15/27	3,818	4,248,250
3.50%, 06/15/23	2,663	2,813,033
3.50%, 02/15/24	1,506	1,615,531
3.50%, 08/15/39 (Call 02/15/39)	3,794	4,288,434
3.70%, 12/15/25	2,401	2,675,722
3.70%, 08/15/49 (Call 02/15/49)	2,832	3,292,285
3.75%, 07/15/25	8,309	9,231,299
3.75%, 10/15/47 (Call 04/15/47)	2,366	2,765,404
3.85%, 06/15/28	5,941	6,810,465
3.88%, 12/15/28	1,762	2,032,273
3.88%, 08/15/59 (Call 02/15/59)	3,010	3,642,521
3.95%, 10/15/42 (Call 04/15/42)	2,329	2,790,654
4.20%, 01/15/47 (Call 07/15/46)	5,526	6,841,077
4.25%, 03/15/43 (Call 09/15/42)	3,063	3,806,237
4.25%, 04/15/47 (Call 10/15/46)	1,924	2,409,848
4.25%, 06/15/48 (Call 12/15/47)	5,123	6,459,693
4.38%, 03/15/42 (Call 09/15/41)	584	729,965
4.45%, 12/15/48 (Call 06/15/48)	3,736	4,855,380
4.63%, 07/15/35	3,946	5,013,985
4.63%, 11/15/41 (Call 05/15/41)	3,561	4,553,664
4.75%, 07/15/45	6,755	9,008,671
5.70%, 10/15/40 (Call 04/15/40)	2,719	3,873,895
5.80%, 03/15/36	1,545	2,187,782
5.95%, 02/15/41 (Call 08/15/40)	1,515	2,227,823
6.50%, 06/15/37	4,863	7,362,339
6.63%, 11/15/37	2,488	3,807,685
6.88%, 02/15/38	3,073	4,791,852
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(c)	2,000	2,001,380
2.65%, 10/15/30 (Call 07/15/30)(c)	1,615	1,645,556
2.65%, 01/15/32 (Call 10/15/31)(c)	2,000	2,012,120
UPMC, Series D-1, 3.60%, 04/03/25	125	135,809
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	588	608,386
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	3,064	4,092,156
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	160	162,224
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	2,936	2,799,300

		696,648,027

Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,175	1,182,825
2.88%, 06/15/28 (Call 04/15/28)	2,905	2,962,693
3.25%, 07/15/25 (Call 06/15/25)	3,555	3,754,720
3.50%, 02/10/23 (Call 01/10/23)	3,293	3,408,650
3.88%, 01/15/26 (Call 12/15/25)	1,366	1,470,868
4.20%, 06/10/24 (Call 05/10/24)	2,514	2,703,304
4.25%, 03/01/25 (Call 01/01/25)	892	963,993
Bain Capital Specialty Finance Inc., 2.95%, 03/10/26 (Call 02/10/26)	1,385	1,424,500
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(c)	25	24,713
2.75%, 09/16/26 (Call 08/16/26)	475	488,903

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.63%, 01/15/26 (Call 12/15/25)	$287	$305,394
3.65%, 07/14/23	775	809,022
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	2,500	2,503,100
3.40%, 01/15/26 (Call 12/15/25)	930	971,413
4.13%, 02/01/25 (Call 01/01/25)	2,665	2,836,200
4.63%, 07/15/24 (Call 06/15/24)	3,403	3,667,992
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	730	755,586
3.75%, 02/10/25 (Call 01/10/25)	1,546	1,651,360
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	5,025	4,985,805
2.50%, 08/24/26 (Call 07/24/26)	800	813,856
3.38%, 04/15/24 (Call 03/15/24)	555	581,418
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	355	366,850
5.20%, 05/01/24	1,729	1,877,331
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	4,000	4,040,760
3.50%, 02/25/25 (Call 01/25/25)	3,896	4,095,280
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	2,215	2,237,682
2.88%, 06/11/28 (Call 04/11/28)	5,970	6,001,999
3.40%, 07/15/26 (Call 06/15/26)	491	513,930
3.75%, 07/22/25 (Call 06/22/25)	1,791	1,894,484
4.00%, 03/30/25 (Call 02/28/25)	2,097	2,229,216
4.25%, 01/15/26 (Call 12/15/25)	1,680	1,811,544
5.25%, 04/15/24 (Call 03/15/24)	1,222	1,338,212
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	1,115	1,132,885
3.71%, 01/22/26 (Call 12/22/25)	1,474	1,521,463
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	450	456,795
3.88%, 11/01/24 (Call 10/01/24)	1,486	1,590,065

		69,374,811

Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	5,320	5,312,605
1.40%, 10/15/27 (Call 08/15/27)	754	746,935
2.50%, 10/15/24 (Call 09/15/24)	1,445	1,515,343
2.60%, 10/15/25 (Call 09/15/25)	536	565,978
4.38%, 09/15/22 (Call 06/15/22)	225	231,730
4.75%, 02/15/23 (Call 11/15/22)	2,163	2,269,463
5.75%, 08/15/23 (Call 05/15/23)	2,981	3,238,081
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	3,860	4,193,774
4.75%, 11/15/22 (Call 08/15/22)	350	363,920
4.75%, 05/30/25 (Call 02/28/25)	3,300	3,692,139
4.75%, 11/29/27 (Call 05/29/27)	3,280	3,814,509
4.88%, 12/15/23 (Call 09/15/23)	3,280	3,552,010
5.00%, 06/15/27 (Call 12/15/26)	488	569,320
5.25%, 06/01/26 (Call 12/01/25)	2,546	2,947,224
5.88%, 11/15/24 (Call 05/15/24)	3,410	3,860,393
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	1,627	1,594,655
3.85%, 01/15/30 (Call 07/15/29)	1,020	1,108,485
3.97%, 08/06/61 (Call 02/06/61)	50	48,766
6.00%, 01/15/43 (Call 10/15/42)	2,650	3,416,618

Security	Par (000)	Value

Home Builders (continued)
NVR Inc.
3.00%, 05/15/30 (Call 11/15/29)	$588	$623,439
3.95%, 09/15/22 (Call 06/15/22)	1,059	1,088,758
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	1,380	1,612,351
5.50%, 03/01/26 (Call 12/01/25)	350	409,227
6.00%, 02/15/35	1,298	1,714,983
6.38%, 05/15/33	1,701	2,275,598
7.88%, 06/15/32	374	545,782

		51,312,086

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	920	1,013,766
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	1,937	2,115,378
3.80%, 11/15/24 (Call 08/15/24)	2,250	2,419,628
4.40%, 03/15/29 (Call 12/15/28)	3,662	4,224,044
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	1,635	1,668,387
3.70%, 05/01/25	1,576	1,723,955
4.00%, 03/01/24	978	1,056,788
4.50%, 06/01/46 (Call 12/01/45)	1,553	1,899,443
4.60%, 05/15/50 (Call 11/15/49)	1,500	1,893,915
4.75%, 02/26/29 (Call 11/26/28)	2,001	2,373,966

		20,389,270

Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	2,400	2,400,816
2.65%, 04/30/30 (Call 01/30/30)	1,217	1,264,183
4.88%, 12/06/28 (Call 09/06/28)	2,406	2,887,465
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,080	1,108,922
3.15%, 08/01/27 (Call 05/01/27)	2,154	2,356,045
3.95%, 08/01/47 (Call 02/01/47)	2,619	3,145,838
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	1,119	1,108,761
3.05%, 09/15/22 (Call 06/15/22)	1,889	1,928,650
3.10%, 10/01/27 (Call 07/01/27)	2,288	2,497,489
3.50%, 12/15/24 (Call 09/15/24)	1,864	2,018,842
3.90%, 05/15/28 (Call 02/15/28)	2,233	2,549,237
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	1,006	999,089
2.75%, 02/15/26	1,399	1,514,082
2.88%, 02/07/50 (Call 08/07/49)	2,959	3,110,323
3.05%, 08/15/25	1,013	1,100,473
3.10%, 03/26/30 (Call 12/26/29)	1,308	1,454,941
3.20%, 04/25/29 (Call 01/25/29)	1,080	1,202,591
3.20%, 07/30/46 (Call 01/30/46)	3,230	3,571,056
3.90%, 05/04/47 (Call 11/04/46)	2,647	3,253,322
3.95%, 11/01/28 (Call 08/01/28)	1,972	2,291,642
5.30%, 03/01/41	1,565	2,177,212
6.63%, 08/01/37	838	1,305,411

		45,246,390

Insurance — 0.9%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	520	785,283
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6 mo. LIBOR US + 3.540%)(a)	2,340	2,749,734
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	250	251,328

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.88%, 10/15/26 (Call 07/15/26)(b)	$647	$700,999
3.25%, 03/17/25	4,619	4,998,913
3.60%, 04/01/30 (Call 01/01/30)	5,153	5,854,736
3.63%, 11/15/24	3,773	4,126,077
4.00%, 10/15/46 (Call 04/15/46)	1,114	1,323,120
4.75%, 01/15/49 (Call 07/15/48)	2,418	3,237,629
Alleghany Corp.
3.63%, 05/15/30 (Call 02/15/30)	3,862	4,305,473
4.90%, 09/15/44 (Call 03/15/44)	1,700	2,187,526
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	2,325	2,540,597
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	735	730,311
1.45%, 12/15/30 (Call 09/15/30)	779	753,020
3.15%, 06/15/23	952	999,610
3.28%, 12/15/26 (Call 09/15/26)	2,237	2,472,153
3.85%, 08/10/49 (Call 02/10/49)	2,278	2,755,810
4.20%, 12/15/46 (Call 06/15/46)	2,277	2,848,869
4.50%, 06/15/43	611	785,441
5.35%, 06/01/33	1,424	1,859,530
5.55%, 05/09/35	2,396	3,282,999
5.95%, 04/01/36	216	303,411
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(a)	1,901	2,552,035
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	4,281	4,642,659
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	1,281	1,464,221
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	2,437	2,665,859
4.50%, 06/15/47 (Call 12/15/46)	45	56,006
5.25%, 04/02/30 (Call 01/02/30)	77	95,164
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	4,300	4,523,170
3.40%, 06/30/30 (Call 03/30/30)	5,419	5,962,146
3.75%, 07/10/25 (Call 04/10/25)	3,479	3,816,393
3.88%, 01/15/35 (Call 07/15/34)	5,186	5,935,533
3.90%, 04/01/26 (Call 01/01/26)	8,929	9,922,708
4.13%, 02/15/24	1,920	2,079,782
4.20%, 04/01/28 (Call 01/01/28)	4,205	4,836,002
4.25%, 03/15/29 (Call 12/15/28)	5,264	6,089,237
4.38%, 06/30/50 (Call 12/30/49)	3,149	3,954,262
4.38%, 01/15/55 (Call 07/15/54)	3,901	4,888,382
4.50%, 07/16/44 (Call 01/16/44)	5,911	7,320,596
4.70%, 07/10/35 (Call 01/10/35)	2,608	3,211,439
4.75%, 04/01/48 (Call 10/01/47)	2,598	3,386,493
4.80%, 07/10/45 (Call 01/10/45)	3,070	3,962,480
6.25%, 05/01/36	4,486	6,312,340
8.18%, 05/15/68 (Call 05/15/38), (3 mo. LIBOR US + 4.195%)(a)	1,159	1,727,200
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	808	931,842
Aon Corp.
2.20%, 11/15/22	3,548	3,626,269
2.80%, 05/15/30 (Call 02/15/30)	321	340,116
3.75%, 05/02/29 (Call 02/02/29)	2,367	2,670,757
4.50%, 12/15/28 (Call 09/15/28)	4,281	5,016,347
6.25%, 09/30/40	2,139	3,112,181
8.21%, 01/01/27	140	183,072

Security	Par (000)	Value

Insurance (continued)
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	$3,000	$2,985,660
2.90%, 08/23/51 (Call 02/23/51)	2,000	1,974,420
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	1,583	1,697,720
3.88%, 12/15/25 (Call 09/15/25)	879	974,415
4.00%, 11/27/23 (Call 08/27/23)	808	862,928
4.60%, 06/14/44 (Call 03/14/44)	2,657	3,369,448
4.75%, 05/15/45 (Call 11/15/44)	2,184	2,814,958
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	1,017	1,153,919
5.03%, 12/15/46 (Call 06/15/46)	809	1,079,732
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	4,952	5,504,940
7.35%, 05/01/34	725	1,086,608
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,245	3,001,902
Arthur J Gallagher & Co., 3.50%, 05/20/51
(Call 11/20/50)	315	342,471
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	1,406	1,523,865
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	135	135,979
3.70%, 02/22/30 (Call 11/22/29)	1,841	2,025,395
4.20%, 09/27/23 (Call 08/27/23)	1,001	1,070,249
4.90%, 03/27/28 (Call 12/27/27)	390	456,394
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	1,810	1,928,012
5.00%, 07/01/24	2,251	2,513,759
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	1,025	1,114,934
3.95%, 05/25/51 (Call 11/25/50)	815	921,113
4.13%, 01/12/28 (Call 10/12/27)	4,570	5,135,263
6.15%, 04/03/30 (Call 01/03/30)	1,130	1,441,507
AXA SA, 8.60%, 12/15/30	1,998	3,025,292
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	2,084	2,316,783
4.90%, 01/15/40 (Call 01/15/30)(a)	1,730	1,848,678
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	1,274	1,419,542
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	2,975	2,911,632
1.85%, 03/12/30 (Call 12/12/29)	2,546	2,581,364
2.50%, 01/15/51 (Call 07/15/50)	4,695	4,446,024
2.85%, 10/15/50 (Call 04/15/50)	3,324	3,356,276
4.20%, 08/15/48 (Call 02/15/48)	7,342	9,203,050
4.25%, 01/15/49 (Call 07/15/48)	8,209	10,341,534
4.30%, 05/15/43	2,237	2,804,393
4.40%, 05/15/42	3,728	4,715,547
5.75%, 01/15/40	2,818	4,108,982
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	6,936	7,172,310
3.00%, 02/11/23	1,787	1,857,551
3.13%, 03/15/26 (Call 12/15/25)	8,941	9,782,974
4.50%, 02/11/43	3,965	5,099,981
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	6,557	7,195,455
4.70%, 06/22/47 (Call 12/22/46)	2,046	2,322,496
5.63%, 05/15/30 (Call 02/15/30)	5,400	6,579,090
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	1,307	1,320,854
4.20%, 09/15/24 (Call 06/15/24)	2,101	2,297,107

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.50%, 03/15/29 (Call 12/15/28)	$1,350	$1,561,221
Chubb Corp. (The), 6.00%, 05/11/37	3,440	5,054,633
Chubb INA Holdings Inc.
2.70%, 03/13/23	88	91,216
2.88%, 11/03/22 (Call 09/03/22)	1,493	1,532,654
3.15%, 03/15/25	1,955	2,112,182
3.35%, 05/03/26 (Call 02/03/26)	1,412	1,552,593
4.15%, 03/13/43	2,315	2,859,858
4.35%, 11/03/45 (Call 05/03/45)	5,630	7,230,327
6.70%, 05/15/36	65	99,218
Cincinnati Financial Corp., 6.92%, 05/15/28	584	769,356
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	525	521,876
3.45%, 08/15/27 (Call 05/10/27)	3,047	3,371,140
3.90%, 05/01/29 (Call 02/01/29)	2,301	2,599,003
3.95%, 05/15/24 (Call 02/15/24)	2,983	3,217,583
4.50%, 03/01/26 (Call 12/01/25)	2,214	2,509,658
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	663	750,463
5.25%, 05/30/29 (Call 02/28/29)	2,230	2,654,079
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	2,243	2,572,609
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	2,258	2,377,584
4.35%, 04/20/28 (Call 01/20/28)	4,382	5,038,248
5.00%, 04/20/48 (Call 10/20/47)	6,782	8,821,754
7.00%, 04/01/28	124	160,615
Everest Reinsurance Holdings Inc.
3.50%, 10/15/50 (Call 04/15/50)	82	89,223
4.87%, 06/01/44	681	879,750
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)(c)	650	686,413
4.63%, 04/29/30 (Call 01/29/30)	667	764,595
4.85%, 04/17/28 (Call 01/17/28)	2,029	2,337,550
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,164	2,170,925
3.40%, 06/15/30 (Call 03/15/30)	2,125	2,303,713
4.50%, 08/15/28 (Call 05/15/28)	1,777	2,050,391
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	1,460	1,442,188
4.00%, 05/15/30 (Call 02/15/30)	245	273,893
4.60%, 11/15/24	1,963	2,168,232
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	4,142	4,153,680
3.80%, 09/15/22	975	1,008,891
4.55%, 09/15/28 (Call 06/15/28)	2,007	2,363,784
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	3,175	3,227,800
4.50%, 04/15/26 (Call 01/15/26)	1,897	2,146,645
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	2,521	2,679,571
3.60%, 08/19/49 (Call 02/19/49)	2,531	2,836,466
4.30%, 04/15/43	2,141	2,593,051
4.40%, 03/15/48 (Call 09/15/47)	1,433	1,791,479
5.95%, 10/15/36	1,864	2,596,664
6.10%, 10/01/41	2,284	3,294,579
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	300	302,457
4.35%, 02/15/25 (Call 11/15/24)	415	453,981
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	3,100	3,344,931

Security	Par (000)	Value

Insurance (continued)
3.35%, 03/09/25	$957	$1,036,402
3.40%, 01/15/31 (Call 10/15/30)	670	737,389
3.63%, 12/12/26 (Call 09/15/26)	4,298	4,770,479
3.80%, 03/01/28 (Call 12/01/27)	1,067	1,198,604
4.00%, 09/01/23	210	224,448
4.35%, 03/01/48 (Call 09/01/47)	2,523	3,078,035
4.38%, 06/15/50 (Call 12/15/49)(b)	772	952,517
6.30%, 10/09/37	605	864,412
7.00%, 06/15/40	2,857	4,452,206
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	2,647	2,733,927
3.20%, 05/15/30 (Call 02/15/30)	3,790	4,132,351
3.75%, 04/01/26 (Call 01/01/26)	3,687	4,102,156
4.13%, 05/15/43 (Call 11/15/42)	2,442	2,944,148
6.00%, 02/01/35	82	112,349
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	505	534,053
4.06%, 02/24/32 (Call 02/24/27)(a)	3,651	4,016,976
4.15%, 03/04/26	7,081	7,993,458
5.38%, 03/04/46	978	1,396,525
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	960	1,058,410
3.45%, 05/07/52 (Call 11/07/51)	1,255	1,322,143
3.50%, 11/01/27 (Call 08/01/27)	1,371	1,516,299
4.15%, 09/17/50 (Call 03/17/50)	1,911	2,265,510
4.30%, 11/01/47 (Call 05/01/47)	1,741	2,096,373
5.00%, 04/05/46	2,450	3,218,099
5.00%, 05/20/49 (Call 11/20/48)	1,305	1,726,685
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	2,770	2,840,496
3.30%, 03/14/23 (Call 01/14/23)	2,276	2,368,269
3.50%, 06/03/24 (Call 03/03/24)	4,118	4,413,508
3.50%, 03/10/25 (Call 12/10/24)	3,931	4,266,118
3.75%, 03/14/26 (Call 12/14/25)	3,094	3,434,526
3.88%, 03/15/24 (Call 02/15/24)	2,810	3,033,002
4.20%, 03/01/48 (Call 09/01/47)	3,190	3,993,114
4.35%, 01/30/47 (Call 07/30/46)	3,437	4,372,551
4.38%, 03/15/29 (Call 12/15/28)	5,612	6,596,850
4.75%, 03/15/39 (Call 09/15/38)	1,703	2,206,373
4.90%, 03/15/49 (Call 09/15/48)	2,871	3,957,530
5.88%, 08/01/33	310	422,620
Mercury General Corp., 4.40%, 03/15/27
(Call 12/15/26)	2,100	2,382,030
MetLife Inc.
3.00%, 03/01/25	3,323	3,564,316
3.60%, 04/10/24	6,138	6,621,122
3.60%, 11/13/25 (Call 08/13/25)	2,333	2,573,882
4.05%, 03/01/45	2,912	3,532,576
4.13%, 08/13/42	2,873	3,479,347
4.55%, 03/23/30 (Call 12/23/29)	3,665	4,412,220
4.60%, 05/13/46 (Call 11/13/45)	2,024	2,661,499
4.72%, 12/15/44	4,026	5,313,233
4.88%, 11/13/43	3,045	4,070,069
5.70%, 06/15/35	4,098	5,700,236
5.88%, 02/06/41	4,917	7,113,227
6.38%, 06/15/34	956	1,374,546
6.40%, 12/15/36 (Call 12/15/31)	2,289	2,930,950
6.50%, 12/15/32	1,115	1,590,213
10.75%, 08/01/69 (Call 08/01/34)	1,832	3,250,334
Series D, 4.37%, 09/15/23	4,417	4,767,533

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Munich Re America Corp., Series B, 7.45%, 12/15/26	$150	$195,951
Nationwide Financial Services Inc., 6.75%, 05/15/87	29	35,737
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	700	767,165
3.88%, 08/26/26 (Call 07/26/26)	2,767	3,095,664
4.88%, 10/01/24 (Call 09/01/24)	3,059	3,409,470
PartnerRe Finance B LLC, 3.70%, 07/02/29
(Call 04/02/29)	2,191	2,456,330
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	2,846	2,871,956
3.10%, 11/15/26 (Call 08/15/26)	3,429	3,724,786
3.13%, 05/15/23	1,229	1,284,588
3.30%, 09/15/22	653	672,753
3.40%, 05/15/25 (Call 02/15/25)	2,689	2,904,631
3.70%, 05/15/29 (Call 02/15/29)	971	1,097,706
4.30%, 11/15/46 (Call 05/15/46)	1,014	1,255,291
4.35%, 05/15/43	1,583	1,942,673
4.63%, 09/15/42	111	139,830
6.05%, 10/15/36	2,750	3,928,182
Progressive Corp. (The)
2.45%, 01/15/27	2,501	2,673,169
3.20%, 03/26/30 (Call 12/26/29)	3,616	4,000,381
3.70%, 01/26/45	255	297,756
3.95%, 03/26/50 (Call 09/26/49)	1,628	2,010,906
4.00%, 03/01/29 (Call 12/01/28)	2,282	2,639,795
4.13%, 04/15/47 (Call 10/15/46)	5,863	7,318,197
4.20%, 03/15/48 (Call 09/15/47)	1,070	1,350,180
4.35%, 04/25/44	1,798	2,282,237
6.25%, 12/01/32	680	946,356
6.63%, 03/01/29	56	74,275
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	1,471	1,499,699
2.10%, 03/10/30 (Call 12/10/29)(b)	3,915	4,002,461
3.00%, 03/10/40 (Call 09/10/39)	2,812	2,949,591
3.70%, 10/01/50 (Call 07/01/30)(a)	100	105,411
3.70%, 03/13/51 (Call 09/13/50)	4,199	4,895,530
3.88%, 03/27/28 (Call 12/27/27)	787	904,483
3.91%, 12/07/47 (Call 06/07/47)	4,036	4,785,041
3.94%, 12/07/49 (Call 06/07/49)	5,439	6,509,830
4.35%, 02/25/50 (Call 08/25/49)	4,257	5,446,917
4.42%, 03/27/48 (Call 09/27/47)	2,353	2,983,651
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)	3,117	3,414,455
4.60%, 05/15/44	2,581	3,324,870
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)	4,421	4,766,987
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)	3,437	3,816,960
5.63%, 06/15/43 (Call 06/15/23)(a)	7,430	7,939,104
5.70%, 12/14/36	1,719	2,384,391
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)(b)	2,317	2,723,888
5.88%, 09/15/42 (Call 09/15/22)(a)	4,476	4,695,055
6.63%, 12/01/37	695	1,032,374
6.63%, 06/21/40	583	891,110
Series B, 5.75%, 07/15/33	217	288,823
Prudential PLC, 3.13%, 04/14/30	1,025	1,118,121
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	985	1,060,037
3.90%, 05/15/29 (Call 02/15/29)	4,007	4,527,549

Security	Par (000)	Value

Insurance (continued)
3.95%, 09/15/26 (Call 06/15/26)	$2,276	$2,542,201
4.70%, 09/15/23	110	118,918
RenaissanceRe Finance Inc., 3.45%, 07/01/27
(Call 04/01/27)	1,220	1,339,231
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29
(Call 01/15/29)	1,777	1,974,531
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)	310	402,467
Sompo International Holdings Ltd., 4.70%, 10/15/22	2,755	2,876,027
Swiss Re America Holding Corp., 7.00%, 02/15/26	554	692,284
Transatlantic Holdings Inc., 8.00%, 11/30/39	1,618	2,537,979
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	2,326	2,276,084
3.05%, 06/08/51 (Call 12/08/50)	2,000	2,144,940
3.75%, 05/15/46 (Call 11/15/45)	2,465	2,917,894
4.00%, 05/30/47 (Call 11/30/46)	3,167	3,890,691
4.05%, 03/07/48 (Call 09/07/47)	1,340	1,663,087
4.10%, 03/04/49 (Call 09/04/48)	2,366	3,003,992
4.30%, 08/25/45 (Call 02/25/45)	2,267	2,884,055
4.60%, 08/01/43	990	1,311,433
5.35%, 11/01/40	3,332	4,711,515
6.25%, 06/15/37	2,833	4,184,426
6.75%, 06/20/36	758	1,158,421
Travelers Property Casualty Corp., 6.38%, 03/15/33	823	1,180,668
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)	1,223	1,377,037
Unum Group
4.00%, 03/15/24	1,170	1,259,271
4.00%, 06/15/29 (Call 03/15/29)	2,891	3,248,964
4.50%, 12/15/49 (Call 06/15/49)	745	797,560
5.75%, 08/15/42	2,380	2,983,973
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	2,984	3,171,276
3.65%, 06/15/26	2,422	2,682,704
4.70%, 01/23/48 (Call 01/23/28)(a)	698	736,432
4.80%, 06/15/46	1,974	2,546,736
5.65%, 05/15/53 (Call 05/15/23)(a)	200	211,502
5.70%, 07/15/43	2,443	3,432,317
W R Berkley Corp., 3.55%, 03/30/52 (Call 09/30/51)	383	420,055
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	1,999	2,114,842
3.60%, 05/15/24 (Call 03/15/24)	1,595	1,707,926
3.88%, 09/15/49 (Call 03/15/49)	533	602,972
4.50%, 09/15/28 (Call 06/15/28)	2,603	3,008,443
5.05%, 09/15/48 (Call 03/15/48)	2,622	3,466,074
WR Berkley Corp.
4.00%, 05/12/50 (Call 11/12/49)	1,619	1,899,832
4.75%, 08/01/44	725	928,479
XLIT Ltd.
4.45%, 03/31/25	2,260	2,528,149
5.25%, 12/15/43	725	1,021,279
5.50%, 03/31/45	2,380	3,327,407

		784,831,109

Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	625	613,606
2.70%, 02/09/41 (Call 08/09/40)	400	378,848
2.80%, 06/06/23 (Call 05/06/23)	961	996,480
3.15%, 02/09/51 (Call 08/09/50)	1,130	1,106,428
3.25%, 02/09/61 (Call 08/09/60)	1,365	1,321,265

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.40%, 12/06/27 (Call 09/06/27)	$7,062	$7,695,603
3.60%, 11/28/24 (Call 08/28/24)	9,287	10,011,107
4.00%, 12/06/37 (Call 06/06/37)	4,080	4,563,317
4.20%, 12/06/47 (Call 06/06/47)	5,750	6,653,670
4.40%, 12/06/57 (Call 06/06/57)	2,910	3,469,680
4.50%, 11/28/34 (Call 05/28/34)	2,782	3,279,338
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	2,360	2,337,958
0.80%, 08/15/27 (Call 06/15/27)	3,499	3,437,068
1.10%, 08/15/30 (Call 05/15/30)	5,552	5,326,034
1.90%, 08/15/40 (Call 02/15/40)	4,858	4,505,795
2.00%, 08/15/26 (Call 05/15/26)	8,271	8,695,799
2.05%, 08/15/50 (Call 02/15/50)	8,883	8,057,947
2.25%, 08/15/60 (Call 02/15/60)	2,005	1,823,387
3.38%, 02/25/24	2,391	2,568,603
Amazon.com Inc.
0.25%, 05/12/23	355	355,280
0.40%, 06/03/23	1,984	1,988,762
0.45%, 05/12/24	9,630	9,634,430
0.80%, 06/03/25 (Call 05/03/25)	984	986,224
1.00%, 05/12/26 (Call 04/12/26)	9,700	9,748,791
1.20%, 06/03/27 (Call 04/03/27)	957	960,149
1.50%, 06/03/30 (Call 03/03/30)	5,000	4,918,250
1.65%, 05/12/28 (Call 03/12/28)	9,805	9,966,488
2.10%, 05/12/31 (Call 02/12/31)	11,660	11,970,739
2.40%, 02/22/23 (Call 01/22/23)	7,964	8,204,831
2.50%, 11/29/22 (Call 08/29/22)	3,817	3,902,195
2.50%, 06/03/50 (Call 12/03/49)	6,326	6,077,894
2.70%, 06/03/60 (Call 12/03/59)	7,320	7,100,546
2.80%, 08/22/24 (Call 06/22/24)	9,954	10,592,450
2.88%, 05/12/41 (Call 11/12/40)	7,635	8,006,519
3.10%, 05/12/51 (Call 11/12/50)	9,475	10,211,965
3.15%, 08/22/27 (Call 05/22/27)	12,133	13,424,801
3.25%, 05/12/61 (Call 11/12/60)	4,060	4,427,755
3.80%, 12/05/24 (Call 09/05/24)	6,785	7,440,974
3.88%, 08/22/37 (Call 02/22/37)	11,172	13,334,341
4.05%, 08/22/47 (Call 02/22/47)	13,068	16,139,764
4.25%, 08/22/57 (Call 02/22/57)	6,406	8,337,537
4.80%, 12/05/34 (Call 06/05/34)	3,947	5,112,549
4.95%, 12/05/44 (Call 06/05/44)	8,613	11,859,240
5.20%, 12/03/25 (Call 09/03/25)	2,756	3,225,567
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	450	452,241
1.72%, 04/09/26 (Call 03/09/26)	50	50,577
2.38%, 08/23/31 (Call 05/23/31)	300	298,239
3.08%, 04/07/25 (Call 03/07/25)	385	407,657
3.43%, 04/07/30 (Call 01/07/30)	455	492,283
3.50%, 11/28/22	2,100	2,170,896
3.63%, 07/06/27	634	702,802
3.88%, 09/29/23 (Call 08/29/23)	2,543	2,695,987
4.13%, 06/30/25	1,970	2,171,689
4.38%, 05/14/24 (Call 04/14/24)	2,714	2,952,642
4.38%, 03/29/28 (Call 12/29/27)	2,105	2,395,069
4.88%, 11/14/28 (Call 08/14/28)	3,235	3,818,529
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	2,950	3,054,932
3.55%, 03/15/28 (Call 12/15/27)	2,994	3,341,723
3.60%, 06/01/26 (Call 03/01/26)	3,766	4,171,636
3.65%, 03/15/25 (Call 12/15/24)	3,016	3,282,222
4.63%, 04/13/30 (Call 01/13/30)	4,364	5,222,922

Security	Par (000)	Value

Internet (continued)
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	$3,292	$3,685,559
4.50%, 06/20/28 (Call 03/20/28)	1,072	1,246,950
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	1,485	1,498,098
1.90%, 03/11/25 (Call 02/11/25)	3,390	3,505,328
2.60%, 05/10/31 (Call 02/10/31)	1,605	1,654,562
2.70%, 03/11/30 (Call 12/11/29)	3,699	3,874,185
2.75%, 01/30/23 (Call 12/30/22)	3,110	3,208,338
3.45%, 08/01/24 (Call 05/01/24)	4,403	4,727,369
3.60%, 06/05/27 (Call 03/05/27)	2,734	3,054,206
3.65%, 05/10/51 (Call 11/10/50)	1,245	1,359,316
4.00%, 07/15/42 (Call 01/15/42)	1,951	2,222,365
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	4,225	4,298,430
3.25%, 02/15/30 (Call 11/15/29)	3,079	3,190,429
3.60%, 12/15/23 (Call 11/15/23)	1,229	1,303,170
3.80%, 02/15/28 (Call 11/15/27)	1,349	1,455,665
4.50%, 08/15/24 (Call 05/15/24)	2,574	2,804,244
4.63%, 08/01/27 (Call 05/01/27)	366	414,100
5.00%, 02/15/26 (Call 11/15/25)	4,376	4,943,348
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	2,265	2,425,226
3.88%, 04/29/26(b)	885	971,164
4.13%, 01/14/50 (Call 07/14/49)	2,740	2,982,024
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	3,009	3,221,706
3.30%, 04/01/27 (Call 01/01/27)	4,446	4,907,317
3.63%, 04/01/25 (Call 01/01/25)	1,534	1,675,343
3.75%, 04/01/24 (Call 03/01/24)	1,805	1,948,516
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)(b)	550	543,455
2.00%, 09/03/30 (Call 06/03/30)	1,445	1,391,029
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	2,825	2,910,739
4.75%, 07/15/27 (Call 07/15/22)	2,280	2,418,715
5.25%, 04/01/25 (Call 01/01/25)	2,050	2,317,566
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)	1,909	1,948,459
3.50%, 07/05/24 (Call 06/05/24)	1,765	1,848,026

		382,406,967

Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	525	588,242
4.55%, 03/11/26	75	84,730
6.75%, 03/01/41	50	71,034
7.00%, 10/15/39	75	107,803
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	3,707	3,839,117
2.70%, 06/01/30 (Call 03/01/30)	2,834	2,995,481
2.98%, 12/15/55 (Call 06/15/55)(c)	5,417	5,489,371
3.95%, 05/01/28 (Call 02/01/28)	842	961,598
4.00%, 08/01/23 (Call 05/01/23)	5,747	6,089,521
4.13%, 09/15/22 (Call 06/15/22)	422	434,508
4.40%, 05/01/48 (Call 11/01/47)	49	62,951
5.20%, 08/01/43 (Call 02/01/43)	135	183,804
6.40%, 12/01/37	38	56,655
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	2,553	2,562,676
2.15%, 08/15/30 (Call 05/15/30)	15	14,878

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
4.50%, 04/15/23 (Call 01/15/23)	$4,289	$4,516,960
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	475	475,062
2.40%, 06/15/25 (Call 05/15/25)	797	831,167
2.80%, 12/15/24 (Call 11/15/24)	3,008	3,170,552
3.25%, 01/15/31 (Call 10/15/30)	1,903	2,066,468
3.25%, 10/15/50 (Call 04/15/50)	1,499	1,517,887
3.45%, 04/15/30 (Call 01/15/30)	1,339	1,467,236
5.00%, 12/15/26 (Call 12/15/21)	1,958	2,032,443
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	1,810	1,928,790
6.25%, 08/10/26	8,191	9,882,196
6.88%, 11/21/36	8,402	11,795,232
6.88%, 11/10/39	6,250	8,951,063
8.25%, 01/17/34	708	1,054,998
Vale SA, 5.63%, 09/11/42	791	1,019,631

		74,252,054

Leisure Time — 0.0%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)	745	731,799
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,974	3,194,344
4.63%, 07/28/45 (Call 01/28/45)	1,949	2,119,732

		6,045,875

Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	1,846	1,991,649
3.70%, 01/15/31 (Call 10/15/30)	800	869,376
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	3,397	3,530,366
4.38%, 09/15/28 (Call 06/15/28)	2,755	3,018,984
4.85%, 03/15/26 (Call 12/15/25)	2,935	3,272,144
5.38%, 04/23/25 (Call 03/23/25)	823	919,094
5.75%, 04/23/30 (Call 01/23/30)	1,150	1,378,413
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	1,904	1,965,613
3.20%, 08/08/24 (Call 07/08/24)	5,597	5,826,029
3.50%, 08/18/26 (Call 06/18/26)	3,572	3,748,528
3.90%, 08/08/29 (Call 05/08/29)	3,020	3,179,607
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	2,000	2,133,360
3.75%, 03/15/25 (Call 12/15/24)	2,621	2,817,339
3.75%, 10/01/25 (Call 07/01/25)	2,370	2,566,378
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	1,819	2,087,866
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	4,724	5,427,498
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	4,672	5,380,556
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	1,747	1,866,006
Series R, 3.13%, 06/15/26 (Call 03/15/26)	3,258	3,479,283
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,509	1,667,822
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	161	171,847
Marriott International Inc/MD, Series HH, 2.85%, 04/15/31 (Call 01/15/31)	411	418,180
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	850	902,768
4.38%, 06/18/30 (Call 03/18/30)	3,565	3,884,068
4.60%, 08/08/23 (Call 07/08/23)	3,888	4,111,288
5.13%, 08/08/25 (Call 06/08/25)	5,561	6,187,280
5.40%, 08/08/28 (Call 05/08/28)	6,676	7,707,509

		80,508,851

Security	Par (000)	Value

Machinery — 0.3%
Caterpillar Financial Services Corp.
0.25%, 03/01/23	$773	$772,930
0.45%, 09/14/23	450	451,170
0.65%, 07/07/23	671	675,221
0.90%, 03/02/26	495	494,861
1.10%, 09/14/27	764	761,708
1.45%, 05/15/25	330	337,656
1.95%, 11/18/22	2,474	2,525,237
2.15%, 11/08/24	4,216	4,417,862
2.40%, 08/09/26(b)	2,246	2,393,899
2.55%, 11/29/22	5,751	5,916,226
2.63%, 03/01/23	1,679	1,737,899
2.85%, 05/17/24	2,884	3,063,846
3.25%, 12/01/24	2,750	2,986,198
3.30%, 06/09/24	4,910	5,279,330
3.45%, 05/15/23	5,979	6,294,871
3.65%, 12/07/23	1,041	1,117,607
3.75%, 11/24/23	3,208	3,449,659
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	3,990	4,028,623
2.60%, 09/19/29 (Call 06/19/29)	2,664	2,843,767
2.60%, 04/09/30 (Call 01/09/30)	4,905	5,233,390
3.25%, 09/19/49 (Call 03/19/49)	4,589	5,104,207
3.25%, 04/09/50 (Call 10/09/49)	4,537	5,078,355
3.40%, 05/15/24 (Call 02/15/24)	4,061	4,351,889
3.80%, 08/15/42	5,153	6,167,883
4.30%, 05/15/44 (Call 11/15/43)	2,147	2,779,463
4.75%, 05/15/64 (Call 11/15/63)	1,977	2,881,161
5.20%, 05/27/41	1,681	2,337,279
5.30%, 09/15/35	475	644,304
6.05%, 08/15/36	1,078	1,585,382
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,050	1,049,927
1.88%, 01/15/26 (Call 12/15/25)	1,400	1,430,394
1.95%, 07/02/23	527	539,838
4.20%, 01/15/24	1,861	2,006,791
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	3,390	3,780,596
4.50%, 08/15/23	1,890	2,026,987
Crane Co.
4.20%, 03/15/48 (Call 09/15/47)	378	425,843
4.45%, 12/15/23 (Call 09/15/23)	1,017	1,095,034
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	2,770	2,950,382
2.88%, 09/07/49 (Call 03/07/49)	1,715	1,820,798
3.10%, 04/15/30 (Call 01/15/30)	2,991	3,309,930
3.75%, 04/15/50 (Call 10/15/49)	2,881	3,521,965
3.90%, 06/09/42 (Call 12/09/41)	3,577	4,354,676
5.38%, 10/16/29	1,165	1,489,604
7.13%, 03/03/31	775	1,120,642
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	2,115	2,280,414
3.15%, 11/15/25 (Call 08/15/25)(b)	2,321	2,498,974
5.38%, 10/15/35	77	100,272
5.38%, 03/01/41 (Call 12/01/40)	1,985	2,620,518
Flowserve Corp.
3.50%, 10/01/30 (Call 07/01/30)	2,153	2,271,889
4.00%, 11/15/23 (Call 08/15/23)	2,455	2,602,055

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	$1,260	$1,299,551
3.00%, 05/01/30 (Call 02/01/30)	922	981,930
John Deere Capital Corp.
0.25%, 01/17/23	75	75,063
0.40%, 10/10/23	1,093	1,094,618
0.45%, 01/17/24	1,065	1,065,096
0.45%, 06/07/24	2,615	2,614,451
0.70%, 07/05/23	2,379	2,396,176
0.70%, 01/15/26	3,055	3,030,316
1.05%, 06/17/26	6,025	6,033,073
1.20%, 04/06/23	505	512,530
1.45%, 01/15/31	2,400	2,338,368
1.50%, 03/06/28	1,175	1,182,544
1.75%, 03/09/27	2,091	2,152,810
2.00%, 06/17/31	6,000	6,089,760
2.05%, 01/09/25	3,805	3,975,198
2.25%, 09/14/26	2,351	2,486,888
2.45%, 01/09/30	3,274	3,458,523
2.60%, 03/07/24	2,850	3,000,623
2.65%, 06/24/24	3,780	4,005,175
2.65%, 06/10/26	599	645,279
2.70%, 01/06/23	1,833	1,892,737
2.80%, 01/27/23	628	650,457
2.80%, 03/06/23	6,163	6,401,138
2.80%, 09/08/27	2,850	3,095,927
2.80%, 07/18/29	1,611	1,749,111
3.05%, 01/06/28	685	754,103
3.35%, 06/12/24	695	749,342
3.40%, 09/11/25	550	605,704
3.45%, 06/07/23	1,389	1,465,312
3.45%, 01/10/24	836	893,834
3.45%, 03/13/25	3,813	4,169,859
3.45%, 03/07/29	2,119	2,392,902
3.65%, 10/12/23	1,892	2,024,308
nVent Finance Sarl
3.95%, 04/15/23 (Call 03/15/23)	1,333	1,391,212
4.55%, 04/15/28 (Call 01/15/28)	2,349	2,607,484
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	256	273,321
4.60%, 05/15/28 (Call 02/15/28)	1,343	1,559,854
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	4,454	4,614,344
2.29%, 04/05/27 (Call 02/05/27)	1,138	1,192,146
2.57%, 02/15/30 (Call 11/15/29)	6,281	6,565,718
3.11%, 02/15/40 (Call 08/15/39)	3,273	3,437,992
3.36%, 02/15/50 (Call 08/15/49)	2,091	2,274,004
Rockwell Automation Inc.
0.35%, 08/15/23 (Call 08/15/22)	320	320,061
1.75%, 08/15/31 (Call 05/15/31)(b)	970	963,579
2.80%, 08/15/61 (Call 02/15/61)	1,700	1,699,711
2.88%, 03/01/25 (Call 12/01/24)	1,042	1,106,854
3.50%, 03/01/29 (Call 12/01/28)	868	978,965
4.20%, 03/01/49 (Call 09/01/48)	2,513	3,198,546
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	663	706,705
3.45%, 11/15/26 (Call 08/15/26)	2,974	3,196,782
4.40%, 03/15/24 (Call 02/15/24)	5,470	5,899,723
4.95%, 09/15/28 (Call 06/15/28)	5,608	6,537,133

Security	Par (000)	Value

Machinery (continued)
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	$2,567	$2,610,382
2.25%, 01/30/31 (Call 10/30/30)	1,428	1,449,634
3.25%, 11/01/26 (Call 08/01/26)	3,598	3,941,609
4.38%, 11/01/46 (Call 05/01/46)	680	834,680

		261,652,557

Manufacturing — 0.3%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	1,632	1,665,766
2.00%, 02/14/25 (Call 01/14/25)	3,203	3,331,761
2.25%, 03/15/23 (Call 02/15/23)	4,726	4,858,044
2.25%, 09/19/26 (Call 06/19/26)	3,000	3,173,340
2.38%, 08/26/29 (Call 05/26/29)	3,385	3,562,780
2.65%, 04/15/25 (Call 03/15/25)	805	854,862
2.88%, 10/15/27 (Call 07/15/27)	3,858	4,216,987
3.00%, 08/07/25	1,473	1,593,580
3.05%, 04/15/30 (Call 01/15/30)	823	904,675
3.13%, 09/19/46 (Call 03/19/46)	3,017	3,236,487
3.25%, 02/14/24 (Call 01/14/24)	3,749	3,992,385
3.25%, 08/26/49 (Call 02/26/49)(b)	1,986	2,181,462
3.38%, 03/01/29 (Call 12/01/28)	3,038	3,394,965
3.63%, 09/14/28 (Call 06/14/28)	1,945	2,216,114
3.63%, 10/15/47 (Call 04/15/47)	1,111	1,291,126
3.70%, 04/15/50 (Call 10/15/49)	2,592	3,072,738
3.88%, 06/15/44	2,175	2,610,435
4.00%, 09/14/48 (Call 03/14/48)	3,645	4,485,100
5.70%, 03/15/37	1,017	1,429,160
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	2,974	3,118,150
3.50%, 12/01/24 (Call 10/01/24)	2,322	2,498,309
3.75%, 11/15/22 (Call 08/15/22)	2,503	2,580,042
3.75%, 12/01/27 (Call 09/01/27)	1,286	1,434,224
Eaton Corp.
2.75%, 11/02/22	3,779	3,885,757
3.10%, 09/15/27 (Call 06/15/27)	2,297	2,506,303
3.92%, 09/15/47 (Call 02/15/47)	2,524	2,977,866
4.00%, 11/02/32	2,864	3,371,329
4.15%, 11/02/42	1,900	2,295,086
General Electric Co.
3.10%, 01/09/23	155	160,600
3.38%, 03/11/24	3,283	3,504,110
3.45%, 05/15/24 (Call 02/13/24)	4,740	5,055,352
3.45%, 05/01/27 (Call 03/01/27)	4,881	5,381,107
3.63%, 05/01/30 (Call 02/01/30)	4,237	4,763,786
4.13%, 10/09/42	2,290	2,673,804
4.25%, 05/01/40 (Call 11/01/39)	2,376	2,834,354
4.35%, 05/01/50 (Call 11/01/49)	12,022	14,827,694
4.50%, 03/11/44	1,622	1,995,255
5.55%, 01/05/26	323	381,660
5.88%, 01/14/38	8,056	11,068,863
6.15%, 08/07/37	3,202	4,487,443
6.75%, 03/15/32	12,161	16,883,968
6.88%, 01/10/39	6,508	9,857,017
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	6,159	6,622,957
3.50%, 03/01/24 (Call 12/01/23)	4,282	4,568,295
3.90%, 09/01/42 (Call 03/01/42)	1,767	2,121,213
4.88%, 09/15/41 (Call 03/15/41)	1,760	2,366,320
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	1,212	1,273,364

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.25%, 03/01/27 (Call 12/01/26)	$3,556	$3,866,012
3.25%, 06/14/29 (Call 03/14/29)	1,998	2,173,005
3.30%, 11/21/24 (Call 08/21/24)	683	732,770
3.50%, 09/15/22	1,352	1,394,547
4.00%, 06/14/49 (Call 12/14/48)	3,265	3,832,457
4.10%, 03/01/47 (Call 09/01/46)	2,026	2,407,253
4.20%, 11/21/34 (Call 05/21/34)	1,290	1,515,518
4.45%, 11/21/44 (Call 05/21/44)	1,547	1,920,245
6.25%, 05/15/38	2,341	3,306,335
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	1,188	1,382,796
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	3,885	3,947,238
3.00%, 06/01/30 (Call 03/01/30)	571	607,081
3.65%, 03/15/27 (Call 12/15/26)	3,944	4,379,260
3.88%, 03/01/25 (Call 12/01/24)	1,230	1,339,691
3.90%, 09/17/29 (Call 06/17/29)	1,954	2,204,092
4.00%, 03/15/26 (Call 12/15/25)	3,339	3,719,746
4.30%, 03/01/24 (Call 12/01/23)	2,650	2,854,765
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	2,303	2,592,280
4.25%, 06/15/23	3,299	3,514,854
4.30%, 02/21/48 (Call 08/21/47)	788	968,452
5.75%, 06/15/43	1,327	1,942,555
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	4,439	4,860,705
3.55%, 11/01/24 (Call 08/01/24)	1,495	1,612,731
3.80%, 03/21/29 (Call 12/21/28)	3,975	4,508,445
4.50%, 03/21/49 (Call 09/21/48)	2,100	2,678,172
4.65%, 11/01/44 (Call 05/01/44)	1,048	1,341,283

		243,168,283

Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	1,790	1,745,715
2.80%, 04/01/31 (Call 01/01/31)	4,512	4,623,582
3.50%, 06/01/41 (Call 12/01/40)	2,615	2,642,928
3.70%, 04/01/51 (Call 10/01/50)	8,509	8,551,715
3.75%, 02/15/28 (Call 11/15/27)	4,236	4,681,204
3.85%, 04/01/61 (Call 10/01/60)	4,310	4,277,589
3.90%, 06/01/52 (Call 12/01/51)	7,600	7,852,624
4.20%, 03/15/28 (Call 12/15/27)	4,403	4,976,315
4.40%, 12/01/61 (Call 06/01/61)	7,925	8,670,980
4.50%, 02/01/24 (Call 01/01/24)	2,784	3,022,422
4.80%, 03/01/50 (Call 09/01/49)	9,087	10,664,049
4.91%, 07/23/25 (Call 04/23/25)	14,032	15,889,556
5.05%, 03/30/29 (Call 12/30/28)	4,812	5,700,391
5.13%, 07/01/49 (Call 01/01/49)	5,890	7,099,865
5.38%, 04/01/38 (Call 10/01/37)	1,467	1,812,449
5.38%, 05/01/47 (Call 11/01/46)	8,254	10,151,925
5.75%, 04/01/48 (Call 10/01/47)	6,880	8,890,886
6.38%, 10/23/35 (Call 04/23/35)	8,130	10,858,265
6.48%, 10/23/45 (Call 04/23/45)	12,699	17,722,216
6.83%, 10/23/55 (Call 04/23/55)	2,313	3,448,614
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	3,851	4,276,921
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	10,255	9,812,087
1.95%, 01/15/31 (Call 10/15/30)	7,216	7,183,384
2.35%, 01/15/27 (Call 10/15/26)	2,006	2,115,487
2.45%, 08/15/52 (Call 02/15/52)	4,385	4,039,725

Security	Par (000)	Value

Media (continued)
2.65%, 02/01/30 (Call 11/01/29)	$3,900	$4,107,597
2.65%, 08/15/62 (Call 02/15/62)	5,729	5,314,278
2.80%, 01/15/51 (Call 07/15/50)	8,061	7,921,464
2.89%, 11/01/51 (Call 05/01/51)(c)	12,160	12,104,186
2.94%, 11/01/56 (Call 05/01/56)(c)	22,156	21,943,302
2.99%, 11/01/63 (Call 05/01/63)(c)	14,498	14,279,515
3.10%, 04/01/25 (Call 03/01/25)	1,714	1,842,430
3.15%, 03/01/26 (Call 12/01/25)	9,192	9,992,255
3.15%, 02/15/28 (Call 11/15/27)	4,127	4,530,167
3.20%, 07/15/36 (Call 01/15/36)	6,740	7,345,724
3.25%, 11/01/39 (Call 05/01/39)	1,752	1,903,846
3.30%, 02/01/27 (Call 11/01/26)	3,806	4,180,891
3.30%, 04/01/27 (Call 02/01/27)	1,952	2,150,675
3.38%, 02/15/25 (Call 11/15/24)	9,057	9,793,606
3.38%, 08/15/25 (Call 05/15/25)	5,744	6,254,297
3.40%, 04/01/30 (Call 01/01/30)	6,425	7,137,789
3.40%, 07/15/46 (Call 01/15/46)	1,344	1,466,035
3.45%, 02/01/50 (Call 08/01/49)	5,345	5,866,084
3.55%, 05/01/28 (Call 02/01/28)	3,424	3,833,271
3.60%, 03/01/24	7,606	8,187,250
3.70%, 04/15/24 (Call 03/15/24)	9,136	9,864,048
3.75%, 04/01/40 (Call 10/01/39)	5,329	6,125,312
3.90%, 03/01/38 (Call 09/01/37)	3,502	4,080,565
3.95%, 10/15/25 (Call 08/15/25)	3,811	4,250,294
3.97%, 11/01/47 (Call 05/01/47)	4,122	4,853,119
4.00%, 08/15/47 (Call 02/15/47)	3,340	3,949,984
4.00%, 03/01/48 (Call 09/01/47)	4,051	4,802,501
4.00%, 11/01/49 (Call 05/01/49)	8,168	9,727,598
4.05%, 11/01/52 (Call 05/01/52)	3,398	4,089,697
4.15%, 10/15/28 (Call 07/15/28)	5,874	6,820,771
4.20%, 08/15/34 (Call 02/15/34)	5,250	6,248,025
4.25%, 10/15/30 (Call 07/15/30)	3,684	4,344,983
4.25%, 01/15/33	7,841	9,381,208
4.40%, 08/15/35 (Call 02/25/35)	5,619	6,832,142
4.50%, 01/15/43	354	441,056
4.60%, 10/15/38 (Call 04/15/38)	3,545	4,445,536
4.60%, 08/15/45 (Call 02/15/45)	3,496	4,484,319
4.65%, 07/15/42	2,692	3,415,933
4.70%, 10/15/48 (Call 04/15/48)	6,773	8,928,101
4.75%, 03/01/44	2,562	3,330,805
4.95%, 10/15/58 (Call 04/15/58)	4,064	5,816,072
5.65%, 06/15/35	3,181	4,323,393
6.50%, 11/15/35	3,785	5,522,353
7.05%, 03/15/33	1,707	2,504,647
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	2,417	2,503,021
3.45%, 03/15/25 (Call 12/15/24)	2,881	3,091,515
3.63%, 05/15/30 (Call 02/15/30)	3,817	4,188,661
3.80%, 03/13/24 (Call 01/13/24)	1,109	1,185,432
3.90%, 11/15/24 (Call 08/15/24)	1,828	1,981,205
3.95%, 06/15/25 (Call 05/15/25)	1,608	1,761,146
3.95%, 03/20/28 (Call 12/20/27)	6,155	6,883,814
4.00%, 09/15/55 (Call 03/15/55)	10,498	11,260,680
4.13%, 05/15/29 (Call 02/15/29)	2,288	2,585,165
4.65%, 05/15/50 (Call 11/15/49)	2,463	2,917,202
4.88%, 04/01/43	436	525,956
4.90%, 03/11/26 (Call 12/11/25)	2,825	3,222,336
5.00%, 09/20/37 (Call 03/20/37)	2,500	3,060,025
5.20%, 09/20/47 (Call 03/20/47)	4,011	5,046,480
5.30%, 05/15/49 (Call 11/15/48)	2,940	3,753,851

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.35%, 06/01/40	$216	$299,717
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	3,524	3,767,262
3.50%, 04/08/30 (Call 01/08/30)(b)	4,438	4,892,185
4.03%, 01/25/24 (Call 12/25/23)	4,602	4,957,781
4.71%, 01/25/29 (Call 10/25/28)	6,827	8,045,142
5.48%, 01/25/39 (Call 07/25/38)	4,811	6,246,891
5.58%, 01/25/49 (Call 07/25/48)	5,503	7,566,130
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	1,219	1,359,563
5.00%, 05/13/45 (Call 11/13/44)	1,880	2,331,745
5.25%, 05/24/49 (Call 11/24/48)	2,505	3,313,639
6.13%, 01/31/46 (Call 06/30/45)	2,295	3,274,414
6.63%, 03/18/25	2,700	3,183,030
6.63%, 01/15/40	5,086	7,319,059
8.50%, 03/11/32	970	1,449,277
NBCUniversal Media LLC
4.45%, 01/15/43	4,763	5,934,698
5.95%, 04/01/41	3,021	4,468,270
TCI Communications Inc.
7.13%, 02/15/28	1,702	2,270,400
7.88%, 02/15/26	3,270	4,218,071
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	2,184	2,383,792
4.30%, 11/23/23 (Call 08/23/23)	1,613	1,731,055
5.50%, 08/15/35	792	1,050,034
5.65%, 11/23/43 (Call 05/23/43)	2,121	2,943,121
5.85%, 04/15/40	2,899	4,061,122
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	6,340	7,114,241
5.50%, 09/01/41 (Call 03/01/41)	2,509	3,142,171
5.88%, 11/15/40 (Call 05/15/40)	6,419	8,269,854
6.55%, 05/01/37	4,472	6,110,720
6.75%, 06/15/39	7,564	10,570,766
7.30%, 07/01/38	3,981	5,803,462
Time Warner Entertainment Co. LP
8.38%, 03/15/23	1,068	1,194,227
8.38%, 07/15/33	1,968	2,938,362
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	3,216	3,334,574
2.35%, 12/01/22	3,439	3,527,417
2.95%, 06/15/27(b)	3,609	3,954,309
3.00%, 02/13/26	2,768	2,996,332
3.00%, 07/30/46	2,479	2,577,044
3.15%, 09/17/25	2,412	2,621,337
3.70%, 12/01/42	1,251	1,436,348
4.13%, 06/01/44	4,052	4,937,970
4.38%, 08/16/41	3,105	3,857,186
Series B, 7.00%, 03/01/32	2,768	4,000,673
Series E, 4.13%, 12/01/41	3,483	4,223,242
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	1,422	1,517,971
3.38%, 02/15/28 (Call 12/15/27)	3,399	3,739,308
3.50%, 01/15/25 (Call 10/15/24)	2,112	2,271,118
3.70%, 08/15/24 (Call 05/15/24)	3,406	3,667,036
3.70%, 06/01/28 (Call 03/01/28)	2,005	2,239,204
3.88%, 04/01/24 (Call 01/01/24)	2,826	3,027,466
4.00%, 01/15/26 (Call 10/15/25)	2,183	2,419,703
4.20%, 06/01/29 (Call 03/01/29)	2,118	2,439,809
4.20%, 05/19/32 (Call 02/19/32)	5,180	5,989,582

Security	Par (000)	Value

Media (continued)
4.38%, 03/15/43	$4,801	$5,619,426
4.60%, 01/15/45 (Call 07/15/44)	1,782	2,146,223
4.75%, 05/15/25 (Call 04/15/25)	4,611	5,204,666
4.85%, 07/01/42 (Call 01/01/42)	2,972	3,648,546
4.90%, 08/15/44 (Call 02/15/44)	3,426	4,220,832
4.95%, 01/15/31 (Call 11/15/30)	5,208	6,299,545
4.95%, 05/19/50 (Call 11/19/49)(b)	2,186	2,779,499
5.25%, 04/01/44 (Call 10/01/43)	2,354	3,031,199
5.50%, 05/15/33	1,997	2,565,506
5.85%, 09/01/43 (Call 03/01/43)	824	1,142,064
5.90%, 10/15/40 (Call 04/15/40)	1,488	1,990,944
6.88%, 04/30/36	3,909	5,641,469
7.88%, 07/30/30	2,739	3,906,964
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)(b)	6,442	6,666,697
1.75%, 01/13/26	4,520	4,668,120
2.00%, 09/01/29 (Call 06/01/29)	5,920	6,031,829
2.20%, 01/13/28	667	695,521
2.65%, 01/13/31	9,208	9,796,667
2.75%, 09/01/49 (Call 03/01/49)	7,122	7,086,889
3.00%, 09/15/22	5,121	5,264,542
3.35%, 03/24/25	8,558	9,299,380
3.38%, 11/15/26 (Call 08/15/26)	3,049	3,369,846
3.50%, 05/13/40 (Call 11/13/39)	5,927	6,662,244
3.60%, 01/13/51 (Call 07/13/50)	8,987	10,389,511
3.70%, 09/15/24 (Call 06/15/24)	2,853	3,096,019
3.70%, 10/15/25 (Call 07/15/25)	3,042	3,358,216
3.70%, 03/23/27	1,850	2,090,962
3.80%, 03/22/30	3,499	4,038,091
3.80%, 05/13/60 (Call 11/13/59)	4,727	5,645,787
4.63%, 03/23/40 (Call 09/23/39)	996	1,272,788
4.70%, 03/23/50 (Call 09/23/49)	6,575	8,810,697
4.75%, 09/15/44 (Call 03/15/44)	2,059	2,702,664
4.75%, 11/15/46 (Call 05/15/46)	3,123	4,138,787
4.95%, 10/15/45 (Call 04/15/45)	2,276	3,070,802
5.40%, 10/01/43	2,972	4,183,417
6.15%, 03/01/37	25	35,901
6.15%, 02/15/41	212	315,888
6.20%, 12/15/34	3,590	5,085,271
6.40%, 12/15/35	3,759	5,547,044
6.55%, 03/15/33	765	1,097,171
6.65%, 11/15/37	3,022	4,611,149

		867,631,120

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	5,154	5,284,293
3.25%, 06/15/25 (Call 03/15/25)	5,234	5,678,576
3.90%, 01/15/43 (Call 07/15/42)	2,380	2,757,468
4.38%, 06/15/45 (Call 12/15/44)	1,088	1,349,969
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	997	1,068,575
4.50%, 12/15/28 (Call 09/15/28)	1,930	2,184,991
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	1,374	1,688,550
5.25%, 10/01/54 (Call 04/01/54)	1,759	2,247,668

		22,260,090

Mining — 0.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30
(Call 07/01/30)	440	461,468

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Barrick Gold Corp.
5.25%, 04/01/42	$1,220	$1,610,241
6.45%, 10/15/35	422	593,446
Barrick North America Finance LLC
5.70%, 05/30/41	3,173	4,391,559
5.75%, 05/01/43	2,917	4,090,917
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	5,213	7,310,451
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	4,439	4,761,316
4.13%, 02/24/42	2,041	2,494,265
5.00%, 09/30/43	9,593	13,260,500
6.42%, 03/01/26	150	184,132
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	2,144	2,464,464
5.95%, 03/15/24 (Call 12/15/23)	2,964	3,295,642
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	4,833	4,871,519
2.80%, 10/01/29 (Call 07/01/29)	2,877	3,025,453
3.70%, 03/15/23 (Call 12/15/22)	809	841,320
4.88%, 03/15/42 (Call 09/15/41)	858	1,100,059
5.45%, 06/09/44 (Call 12/09/43)	1,887	2,618,439
5.88%, 04/01/35	2,480	3,358,441
6.25%, 10/01/39	1,696	2,450,873
Rio Tinto Alcan Inc.
5.75%, 06/01/35	418	583,662
6.13%, 12/15/33	1,108	1,566,269
7.25%, 03/15/31	1,758	2,513,571
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	6,583	7,251,240
5.20%, 11/02/40	3,999	5,493,746
7.13%, 07/15/28	2,635	3,565,866
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	3,564	4,415,048
4.75%, 03/22/42 (Call 09/22/41)	1,100	1,458,886
Southern Copper Corp.
3.50%, 11/08/22	2,406	2,485,927
3.88%, 04/23/25	1,989	2,166,459
5.25%, 11/08/42	5,617	7,203,578
5.88%, 04/23/45	6,563	9,127,098
6.75%, 04/16/40	2,505	3,573,382
7.50%, 07/27/35	2,510	3,653,631
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	265	289,369
5.20%, 03/01/42 (Call 09/01/41)	1,178	1,413,718
5.40%, 02/01/43 (Call 08/01/42)	473	583,923
6.00%, 08/15/40 (Call 02/15/40)	2,130	2,750,725
6.13%, 10/01/35	1,794	2,322,046
6.25%, 07/15/41 (Call 01/15/41)	2,411	3,215,985
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)(c)	75	74,763

		128,893,397

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	75	77,068
4.13%, 05/01/25 (Call 05/01/22)	100	103,975
4.25%, 04/01/28 (Call 10/01/22)	25	26,204
5.50%, 12/01/24 (Call 06/01/24)	150	166,566

		373,813

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	2,536	2,967,906

Security	Par (000)	Value

Oil & Gas — 1.2%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	$3,711	$3,654,630
2.75%, 05/10/23	4,764	4,956,180
2.77%, 11/10/50 (Call 05/10/50)	1,355	1,285,055
2.94%, 04/06/23	898	934,558
2.94%, 06/04/51 (Call 12/04/50)	8,400	8,244,684
3.00%, 02/24/50 (Call 08/24/49)	6,670	6,606,035
3.02%, 01/16/27 (Call 10/16/26)	6,266	6,776,428
3.06%, 06/17/41 (Call 12/17/40)	4,060	4,183,749
3.12%, 05/04/26 (Call 02/04/26)	3,414	3,705,009
3.19%, 04/06/25 (Call 03/06/25)	1,202	1,292,042
3.22%, 11/28/23 (Call 09/28/23)	5,231	5,528,435
3.22%, 04/14/24 (Call 02/14/24)	6,035	6,412,851
3.38%, 02/08/61 (Call 08/08/60)	6,865	7,115,435
3.41%, 02/11/26 (Call 12/11/25)	3,744	4,096,722
3.54%, 04/06/27 (Call 02/06/27)	1,643	1,821,298
3.59%, 04/14/27 (Call 01/14/27)	2,254	2,502,368
3.63%, 04/06/30 (Call 01/06/30)	4,037	4,554,099
3.79%, 02/06/24 (Call 01/06/24)	2,605	2,796,207
3.80%, 09/21/25 (Call 07/21/25)	3,398	3,754,008
3.94%, 09/21/28 (Call 06/21/28)	3,603	4,104,285
4.23%, 11/06/28 (Call 08/06/28)	4,240	4,904,238
BP Capital Markets PLC
2.50%, 11/06/22	4,055	4,160,795
2.75%, 05/10/23	1,661	1,727,291
3.28%, 09/19/27 (Call 06/19/27)	4,097	4,520,261
3.51%, 03/17/25	4,198	4,570,405
3.54%, 11/04/24	2,636	2,857,239
3.72%, 11/28/28 (Call 08/28/28)	5,067	5,707,570
3.81%, 02/10/24	2,799	3,016,090
3.99%, 09/26/23	5,526	5,932,050
Burlington Resources LLC
5.95%, 10/15/36	4,062	5,655,441
7.20%, 08/15/31	2,041	2,940,305
7.40%, 12/01/31	1,951	2,877,569
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	2,137	2,199,999
2.95%, 01/15/23 (Call 12/15/22)	4,090	4,219,285
2.95%, 07/15/30 (Call 04/15/30)	1,785	1,860,827
3.80%, 04/15/24 (Call 01/15/24)	3,345	3,575,437
3.85%, 06/01/27 (Call 03/01/27)	4,214	4,643,238
3.90%, 02/01/25 (Call 11/01/24)	2,560	2,775,040
4.95%, 06/01/47 (Call 12/01/46)	2,367	2,970,680
5.85%, 02/01/35	1,510	1,953,683
6.25%, 03/15/38	2,803	3,785,648
6.45%, 06/30/33	1,985	2,621,649
6.50%, 02/15/37	2,739	3,707,072
6.75%, 02/01/39	1,575	2,218,624
7.20%, 01/15/32	645	886,101
Cenovus Energy Inc.
3.80%, 09/15/23 (Call 06/15/23)	3,886	4,088,966
4.00%, 04/15/24 (Call 01/15/24)	2,449	2,618,985
4.25%, 04/15/27 (Call 01/15/27)	3,000	3,333,780
4.40%, 04/15/29 (Call 01/15/29)	2,762	3,104,046
5.25%, 06/15/37 (Call 12/15/36)	4,670	5,574,392
5.38%, 07/15/25 (Call 04/15/25)	4,826	5,478,427
5.40%, 06/15/47 (Call 12/15/46)	326	402,747
6.75%, 11/15/39	3,010	4,069,309
6.80%, 09/15/37	1,950	2,596,659

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Chevron Corp.
1.14%, 05/11/23	$2,050	$2,080,217
1.55%, 05/11/25 (Call 04/11/25)	9,318	9,561,293
2.00%, 05/11/27 (Call 03/11/27)	4,470	4,639,100
2.24%, 05/11/30 (Call 02/11/30)	7,307	7,578,747
2.36%, 12/05/22 (Call 09/05/22)	7,351	7,508,900
2.57%, 05/16/23 (Call 03/16/23)	4,184	4,326,130
2.90%, 03/03/24 (Call 01/03/24)	3,790	4,006,333
2.95%, 05/16/26 (Call 02/16/26)	6,842	7,417,344
2.98%, 05/11/40 (Call 11/11/39)	2,685	2,819,787
3.08%, 05/11/50 (Call 11/11/49)	2,866	3,022,713
3.19%, 06/24/23 (Call 03/24/23)	7,262	7,592,276
3.33%, 11/17/25 (Call 08/17/25)	3,479	3,806,270
Chevron USA Inc.
0.43%, 08/11/23	947	949,396
0.69%, 08/12/25 (Call 07/12/25)	5,011	4,984,091
1.02%, 08/12/27 (Call 06/12/27)	3,810	3,752,507
2.34%, 08/12/50 (Call 02/12/50)	1,811	1,662,625
3.25%, 10/15/29 (Call 07/15/29)	720	797,220
3.85%, 01/15/28 (Call 10/15/27)	2,000	2,267,760
3.90%, 11/15/24 (Call 08/15/24)	2,076	2,274,216
4.20%, 10/15/49 (Call 04/15/49)	2,615	3,246,209
4.95%, 08/15/47 (Call 02/15/47)	2,345	3,206,037
5.05%, 11/15/44 (Call 05/15/44)	2,996	4,050,682
5.25%, 11/15/43 (Call 05/15/43)	3,489	4,809,133
6.00%, 03/01/41 (Call 09/01/40)	2,716	4,010,663
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	2,558	2,826,718
4.38%, 06/01/24 (Call 03/01/24)	2,676	2,896,181
4.38%, 03/15/29 (Call 12/15/28)	1,727	1,965,032
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	1,249	1,304,406
3.00%, 05/09/23	10,571	10,939,611
3.30%, 09/30/49 (Call 03/30/49)	315	300,321
4.25%, 05/09/43	3,599	3,971,856
CNOOC Finance 2014 ULC
4.25%, 04/30/24	7,345	7,952,138
4.88%, 04/30/44	3,380	4,071,007
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	250	275,288
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	4,520	4,858,729
3.75%, 05/02/23	200	209,388
4.38%, 05/02/28	5,052	5,739,678
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,913	2,388,572
6.40%, 05/15/37	3,637	4,870,816
7.50%, 07/30/39	1,006	1,531,514
7.88%, 03/15/32	1,846	2,643,158
Conoco Funding Co., 7.25%, 10/15/31	3,934	5,725,465
ConocoPhillips
2.40%, 02/15/31 (Call 11/15/30)(c)	1,840	1,891,152
3.75%, 10/01/27 (Call 07/01/27)(c)	1,878	2,111,698
4.30%, 08/15/28 (Call 05/15/28)(c)	5,428	6,284,050
4.85%, 08/15/48 (Call 02/15/48)(c)	4,179	5,526,393
4.88%, 10/01/47 (Call 04/01/47)(c)	2,514	3,325,318
5.90%, 10/15/32	1,686	2,264,416
5.90%, 05/15/38	153	213,163
6.50%, 02/01/39	6,265	9,232,918

Security	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	$165	$177,512
4.30%, 11/15/44 (Call 05/15/44)	1,245	1,513,733
4.95%, 03/15/26 (Call 12/15/25)	4,203	4,871,319
5.95%, 03/15/46 (Call 09/15/45)	2,750	4,128,273
6.95%, 04/15/29	3,574	4,836,301
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(c)	315	344,144
4.75%, 05/15/42 (Call 11/15/41)	2,103	2,394,350
5.00%, 06/15/45 (Call 12/15/44)	3,635	4,305,803
5.25%, 09/15/24 (Call 06/15/24)(c)	760	843,448
5.60%, 07/15/41 (Call 01/15/41)	5,570	6,972,025
5.85%, 12/15/25 (Call 09/15/25)	4,034	4,695,011
5.88%, 06/15/28 (Call 06/15/23)(c)	635	698,945
7.88%, 09/30/31	977	1,386,519
7.95%, 04/15/32	1,285	1,843,422
Diamondback Energy Inc.
0.90%, 03/24/23 (Call 09/24/21)	375	374,809
2.88%, 12/01/24 (Call 11/01/24)	4,884	5,130,105
3.13%, 03/24/31 (Call 12/24/30)	795	829,630
3.25%, 12/01/26 (Call 10/01/26)	5,266	5,650,997
3.50%, 12/01/29 (Call 09/01/29)	2,270	2,446,629
4.40%, 03/24/51 (Call 09/24/50)	645	740,686
4.75%, 05/31/25 (Call 04/30/25)	527	589,776
Eni USA Inc., 7.30%, 11/15/27	385	502,348
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	6,543	6,740,533
3.15%, 04/01/25 (Call 01/01/25)	969	1,040,473
3.90%, 04/01/35 (Call 10/01/34)	4,053	4,663,179
4.15%, 01/15/26 (Call 10/15/25)	3,666	4,113,435
4.38%, 04/15/30 (Call 01/15/30)	2,699	3,189,003
4.95%, 04/15/50 (Call 10/15/49)	2,766	3,728,983
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	3,251	3,348,010
2.38%, 05/22/30 (Call 02/22/30)	4,662	4,847,221
2.45%, 01/17/23	3,684	3,792,936
2.65%, 01/15/24	6,077	6,375,502
2.88%, 04/06/25 (Call 03/06/25)	6,793	7,251,731
3.00%, 04/06/27 (Call 02/06/27)	2,056	2,231,603
3.13%, 04/06/30 (Call 01/06/30)	4,551	4,999,547
3.25%, 11/10/24	3,678	3,970,842
3.25%, 11/18/49 (Call 05/18/49)	4,644	5,020,164
3.63%, 09/10/28 (Call 06/10/28)	1,686	1,907,355
3.63%, 04/06/40 (Call 10/06/39)	3,046	3,474,572
3.70%, 03/01/24	4,110	4,430,744
3.70%, 04/06/50 (Call 10/06/49)	3,300	3,864,300
3.95%, 05/15/43	3,887	4,581,879
4.25%, 11/23/41	2,245	2,759,105
4.80%, 11/08/43	2,475	3,255,442
5.10%, 08/17/40	2,842	3,819,705
7.25%, 09/23/27	735	973,530
7.75%, 06/15/23	1,147	1,295,353
Exxon Mobil Corp.
1.57%, 04/15/23	11,443	11,672,661
2.02%, 08/16/24 (Call 07/16/24)	6,433	6,708,976
2.28%, 08/16/26 (Call 06/16/26)	3,095	3,262,656
2.44%, 08/16/29 (Call 05/16/29)	6,649	6,984,043
2.61%, 10/15/30 (Call 07/15/30)	5,365	5,686,256
2.71%, 03/06/25 (Call 12/06/24)	1,955	2,075,858
2.73%, 03/01/23 (Call 01/01/23)	2,181	2,250,945

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.99%, 03/19/25 (Call 02/19/25)	$11,414	$12,210,241
3.00%, 08/16/39 (Call 02/16/39)	5,295	5,559,538
3.04%, 03/01/26 (Call 12/01/25)	7,936	8,604,291
3.10%, 08/16/49 (Call 02/16/49)	4,951	5,128,295
3.18%, 03/15/24 (Call 12/15/23)	3,615	3,839,600
3.29%, 03/19/27 (Call 01/19/27)	2,280	2,520,289
3.45%, 04/15/51 (Call 10/15/50)	6,058	6,697,604
3.48%, 03/19/30 (Call 12/19/29)	2,967	3,336,243
3.57%, 03/06/45 (Call 09/06/44)	2,063	2,297,089
4.11%, 03/01/46 (Call 09/01/45)	9,406	11,270,269
4.23%, 03/19/40 (Call 09/19/39)	3,571	4,326,017
4.33%, 03/19/50 (Call 09/19/49)	7,505	9,415,173
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	377	419,341
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	1,880	1,993,552
4.30%, 04/01/27 (Call 01/01/27)	4,135	4,596,755
5.60%, 02/15/41	3,958	4,939,624
5.80%, 04/01/47 (Call 10/01/46)	1,384	1,801,899
6.00%, 01/15/40	1,628	2,095,643
7.13%, 03/15/33	2,862	3,875,892
7.30%, 08/15/31	3,885	5,282,512
7.88%, 10/01/29	427	583,162
HollyFrontier Corp.
2.63%, 10/01/23	2,549	2,632,174
4.50%, 10/01/30 (Call 07/01/30)	1,256	1,350,853
5.88%, 04/01/26 (Call 01/01/26)	4,539	5,215,493
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	2,168	2,395,033
4.40%, 07/15/27 (Call 04/15/27)	3,363	3,803,385
5.20%, 06/01/45 (Call 12/01/44)	1,496	1,810,594
6.60%, 10/01/37	2,798	3,717,395
6.80%, 03/15/32	2,629	3,457,687
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	2,934	3,153,991
3.80%, 04/01/28 (Call 01/01/28)	1,957	2,168,904
4.50%, 05/01/23 (Call 04/01/23)	4,917	5,212,168
4.50%, 04/01/48 (Call 10/01/47)	2,982	3,409,559
4.70%, 05/01/25 (Call 04/01/25)	5,650	6,332,068
4.75%, 12/15/23 (Call 10/15/23)	2,031	2,200,629
4.75%, 09/15/44 (Call 03/15/44)	4,646	5,498,820
5.00%, 09/15/54 (Call 03/15/54)	1,493	1,821,938
5.13%, 12/15/26 (Call 09/15/26)	3,539	4,140,276
6.50%, 03/01/41 (Call 09/01/40)	1,516	2,107,301
Phillips 66
0.90%, 02/15/24 (Call 11/19/21)	230	230,083
1.30%, 02/15/26 (Call 01/15/26)	2,409	2,408,253
2.15%, 12/15/30 (Call 09/15/30)	3,290	3,234,761
3.70%, 04/06/23	2,772	2,910,129
3.85%, 04/09/25 (Call 03/09/25)	6,521	7,127,388
3.90%, 03/15/28 (Call 12/15/27)	2,960	3,313,217
4.65%, 11/15/34 (Call 05/15/34)	4,752	5,640,529
4.88%, 11/15/44 (Call 05/15/44)	3,428	4,306,836
5.88%, 05/01/42	4,434	6,105,219
Pioneer Natural Resources Co.
0.75%, 01/15/24 (Call 01/15/22)	334	333,325
1.13%, 01/15/26 (Call 12/15/25)	300	297,537
1.90%, 08/15/30 (Call 05/15/30)	7,795	7,526,462
2.15%, 01/15/31 (Call 10/15/30)	385	377,673
4.45%, 01/15/26 (Call 10/15/25)	2,798	3,143,525

Security	Par (000)	Value

Oil & Gas (continued)
Shell International Finance BV
0.38%, 09/15/23	$672	$672,974
2.00%, 11/07/24 (Call 10/07/24)	4,870	5,077,462
2.25%, 01/06/23	3,196	3,280,630
2.38%, 04/06/25 (Call 03/06/25)	2,180	2,288,695
2.38%, 11/07/29 (Call 08/07/29)	4,221	4,409,257
2.50%, 09/12/26	9,215	9,811,118
2.75%, 04/06/30 (Call 01/06/30)	1,523	1,630,204
2.88%, 05/10/26	4,694	5,070,459
3.13%, 11/07/49 (Call 05/07/49)	4,623	4,886,326
3.25%, 05/11/25	11,886	12,890,248
3.25%, 04/06/50 (Call 10/06/49)	7,363	7,980,240
3.40%, 08/12/23	3,731	3,954,487
3.50%, 11/13/23 (Call 10/13/23)	4,757	5,071,866
3.63%, 08/21/42	3,522	3,972,041
3.75%, 09/12/46	4,751	5,479,851
3.88%, 11/13/28 (Call 08/23/28)	3,295	3,782,265
4.00%, 05/10/46	8,222	9,812,628
4.13%, 05/11/35	8,053	9,618,825
4.38%, 05/11/45	9,983	12,470,464
4.55%, 08/12/43	5,188	6,590,887
5.50%, 03/25/40	2,900	4,052,199
6.38%, 12/15/38	6,871	10,183,440
Suncor Energy Inc.
2.80%, 05/15/23	7,405	7,677,800
3.10%, 05/15/25 (Call 04/15/25)	2,309	2,462,456
3.60%, 12/01/24 (Call 09/01/24)	5,296	5,758,023
3.75%, 03/04/51 (Call 09/04/50)	378	411,457
4.00%, 11/15/47 (Call 05/15/47)	3,307	3,715,150
5.35%, 07/15/33	915	1,136,924
5.95%, 12/01/34	1,550	2,061,965
5.95%, 05/15/35	2,110	2,788,027
6.50%, 06/15/38	2,282	3,209,565
6.80%, 05/15/38	4,837	6,936,790
6.85%, 06/01/39	3,271	4,790,249
7.15%, 02/01/32	152	213,814
Tosco Corp., 8.13%, 02/15/30	725	1,048,067
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	4,918	5,134,884
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	3,671	3,851,723
2.70%, 01/25/23	5,038	5,208,637
2.83%, 01/10/30 (Call 10/10/29)	6,441	6,930,258
2.99%, 06/29/41 (Call 12/29/40)	1,258	1,304,471
3.13%, 05/29/50 (Call 11/29/49)	5,559	5,751,286
3.39%, 06/29/60 (Call 12/29/59)	354	378,953
3.46%, 02/19/29 (Call 11/19/28)	4,639	5,190,020
3.46%, 07/12/49 (Call 01/12/49)	5,525	6,054,516
3.70%, 01/15/24	4,779	5,137,951
3.75%, 04/10/24	6,615	7,163,185
TotalEnergies Capital SA, 3.88%, 10/11/28	3,482	4,001,131
Valero Energy Corp.
1.20%, 03/15/24	1,366	1,377,229
2.15%, 09/15/27 (Call 07/15/27)	1,095	1,116,024
2.70%, 04/15/23	7,653	7,906,774
2.85%, 04/15/25 (Call 03/15/25)	4,858	5,125,822
3.40%, 09/15/26 (Call 06/15/26)	4,425	4,768,159
3.65%, 03/15/25	3,399	3,679,282
4.00%, 04/01/29 (Call 01/01/29)	3,913	4,335,017
4.35%, 06/01/28 (Call 03/01/28)	3,223	3,637,736
4.90%, 03/15/45(b)	4,003	4,861,403

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.63%, 06/15/37	$1,405	$1,917,586
7.50%, 04/15/32	2,158	3,007,864
WPX Energy Inc., 5.25%, 10/15/27 (Call 09/30/22)	200	213,544

		1,068,585,430

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	7,467	7,689,890
3.14%, 11/07/29 (Call 08/07/29)	1,840	1,991,248
3.34%, 12/15/27 (Call 09/15/27)	4,046	4,436,358
4.08%, 12/15/47 (Call 06/15/47)	6,373	7,294,281
4.49%, 05/01/30 (Call 02/01/30)	1,224	1,447,490
Baker Hughes Holdings LLC, 5.13%, 09/15/40	2,861	3,700,360
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(b)	914	951,419
3.50%, 08/01/23 (Call 05/01/23)	4,449	4,671,272
3.80%, 11/15/25 (Call 08/15/25)	3,474	3,825,430
4.50%, 11/15/41 (Call 05/15/41)	3,695	4,114,530
4.75%, 08/01/43 (Call 02/01/43)	3,350	3,836,587
4.85%, 11/15/35 (Call 05/15/35)	3,277	3,874,168
5.00%, 11/15/45 (Call 05/15/45)	4,021	4,852,503
6.70%, 09/15/38	4,464	6,148,758
7.45%, 09/15/39	4,076	5,965,430
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	2,522	2,670,596
3.95%, 12/01/42 (Call 06/01/42)	3,972	3,957,304
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	2,435	2,469,845
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	1,451	1,523,419
3.65%, 12/01/23 (Call 09/01/23)	5,919	6,295,567

		81,716,455

Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	1,059	1,163,989
4.50%, 05/15/28 (Call 02/15/28)	75	87,673
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	3,285	3,412,852
2.69%, 05/25/31 (Call 02/25/31)	2,875	2,998,050
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)(c)	395	396,205
1.57%, 01/15/26 (Call 12/15/25)(c)	1,197	1,207,318
1.65%, 01/15/27 (Call 12/15/26)(c)	1,015	1,014,289
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	668	714,399
3.40%, 12/15/27 (Call 09/15/27)	1,206	1,329,072
3.65%, 09/15/24 (Call 06/15/24)	1,114	1,201,382
4.05%, 12/15/49 (Call 06/15/49)	1,752	2,095,304
4.50%, 11/01/23 (Call 08/01/23)	3,627	3,900,947
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	625	676,425
WestRock MWV LLC
7.95%, 02/15/31	1,395	1,999,440
8.20%, 01/15/30	441	624,654
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	2,960	3,085,386
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	3,233	3,418,736
3.00%, 06/15/33 (Call 03/15/33)	1,930	2,054,485
3.38%, 09/15/27 (Call 06/15/27)	1,191	1,304,050
3.75%, 03/15/25 (Call 01/15/25)	1,934	2,105,894

Security	Par (000)	Value

Packaging & Containers (continued)
3.90%, 06/01/28 (Call 03/01/28)	$2,366	$2,668,943
4.00%, 03/15/28 (Call 12/15/27)	1,792	2,028,867
4.20%, 06/01/32 (Call 03/01/32)	3,001	3,505,048
4.65%, 03/15/26 (Call 01/15/26)	5,622	6,410,261
4.90%, 03/15/29 (Call 12/15/28)	2,080	2,495,667

		51,899,336

Pharmaceuticals — 1.6%
AbbVie Inc.
2.30%, 11/21/22	12,528	12,815,392
2.60%, 11/21/24 (Call 10/21/24)	15,765	16,620,567
2.85%, 05/14/23 (Call 03/14/23)	7,640	7,921,458
2.90%, 11/06/22	9,813	10,101,502
2.95%, 11/21/26 (Call 09/21/26)	5,393	5,811,605
3.20%, 11/06/22 (Call 09/06/22)	8,847	9,098,343
3.20%, 05/14/26 (Call 02/14/26)	6,921	7,510,669
3.20%, 11/21/29 (Call 08/21/29)	17,244	18,846,140
3.25%, 10/01/22 (Call 07/01/22)	5,786	5,925,095
3.60%, 05/14/25 (Call 02/14/25)	11,829	12,863,564
3.75%, 11/14/23 (Call 10/14/23)	5,224	5,576,254
3.80%, 03/15/25 (Call 12/15/24)	9,556	10,417,856
3.85%, 06/15/24 (Call 03/15/24)	5,330	5,753,415
4.05%, 11/21/39 (Call 05/21/39)	10,766	12,631,317
4.25%, 11/14/28 (Call 08/14/28)	3,616	4,190,908
4.25%, 11/21/49 (Call 05/21/49)	16,078	19,526,249
4.30%, 05/14/36 (Call 11/14/35)	5,598	6,685,132
4.40%, 11/06/42	9,632	11,747,958
4.45%, 05/14/46 (Call 11/14/45)	8,253	10,128,082
4.50%, 05/14/35 (Call 11/14/34)	4,836	5,879,125
4.55%, 03/15/35 (Call 09/15/34)	5,616	6,836,413
4.63%, 10/01/42 (Call 04/01/42)	1,191	1,477,543
4.70%, 05/14/45 (Call 11/14/44)	9,880	12,444,947
4.75%, 03/15/45 (Call 09/15/44)	5,079	6,400,149
4.85%, 06/15/44 (Call 12/15/43)	5,051	6,465,179
4.88%, 11/14/48 (Call 05/14/48)	7,280	9,516,926
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	2,300	2,387,699
2.80%, 05/15/30 (Call 02/15/30)	2,948	3,097,611
3.25%, 03/01/25 (Call 12/01/24)	1,877	2,008,578
3.40%, 05/15/24 (Call 02/15/24)	2,635	2,800,399
3.45%, 12/15/27 (Call 09/15/27)	4,014	4,406,128
4.25%, 03/01/45 (Call 09/01/44)	1,225	1,441,947
4.30%, 12/15/47 (Call 06/15/47)	2,692	3,176,883
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/28/22)	300	300,363
1.20%, 05/28/26 (Call 04/28/26)	7,640	7,673,310
1.75%, 05/28/28 (Call 03/28/28)	4,650	4,717,518
2.25%, 05/28/31 (Call 02/28/31)	1,230	1,268,290
AstraZeneca PLC
0.30%, 05/26/23	200	199,824
0.70%, 04/08/26 (Call 03/08/26)	3,980	3,910,947
1.38%, 08/06/30 (Call 05/06/30)	7,510	7,218,537
2.13%, 08/06/50 (Call 02/06/50)	3,520	3,159,059
3.00%, 05/28/51 (Call 11/28/50)	4,030	4,291,829
3.13%, 06/12/27 (Call 03/12/27)	3,126	3,417,156
3.38%, 11/16/25	8,506	9,321,896
3.50%, 08/17/23 (Call 07/17/23)	5,584	5,910,943
4.00%, 01/17/29 (Call 10/17/28)	2,675	3,088,180
4.00%, 09/18/42	2,219	2,703,408
4.38%, 11/16/45	1,829	2,360,379
4.38%, 08/17/48 (Call 02/17/48)	3,222	4,176,389

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
6.45%, 09/15/37	$10,052	$15,131,879
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	4,520	4,453,601
2.82%, 05/20/30 (Call 02/20/30)	4,462	4,726,641
3.36%, 06/06/24 (Call 04/06/24)	2,500	2,669,225
3.70%, 06/06/27 (Call 03/06/27)	4,813	5,365,003
3.73%, 12/15/24 (Call 09/15/24)	1,940	2,105,540
3.79%, 05/20/50 (Call 11/20/49)	4,420	5,017,805
4.67%, 06/06/47 (Call 12/06/46)	1,867	2,369,914
4.69%, 12/15/44 (Call 06/15/44)	4,942	6,278,613
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 11/13/21)	65	65,020
0.75%, 11/13/25 (Call 10/13/25)	435	433,047
1.13%, 11/13/27 (Call 09/13/27)	476	473,101
1.45%, 11/13/30 (Call 08/13/30)	900	876,888
2.35%, 11/13/40 (Call 05/13/40)	749	726,755
2.55%, 11/13/50 (Call 05/13/50)	1,184	1,149,380
2.75%, 02/15/23 (Call 01/15/23)	3,207	3,315,108
2.90%, 07/26/24 (Call 06/26/24)	5,527	5,890,456
3.20%, 06/15/26 (Call 04/15/26)	6,717	7,371,907
3.25%, 02/20/23 (Call 01/20/23)	1,996	2,077,517
3.25%, 11/01/23	363	385,393
3.25%, 02/27/27	2,672	2,963,622
3.25%, 08/01/42	2,823	3,096,041
3.40%, 07/26/29 (Call 04/26/29)	12,194	13,702,520
3.45%, 11/15/27 (Call 08/15/27)	5,697	6,377,507
3.63%, 05/15/24 (Call 02/15/24)	20	21,512
3.88%, 08/15/25 (Call 05/15/25)	4,996	5,538,715
3.90%, 02/20/28 (Call 11/20/27)	5,842	6,695,283
4.13%, 06/15/39 (Call 12/15/38)	10,306	12,559,407
4.25%, 10/26/49 (Call 04/26/49)	13,257	16,865,025
4.35%, 11/15/47 (Call 05/15/47)	2,386	3,046,731
4.50%, 03/01/44 (Call 09/01/43)	1,110	1,446,674
4.55%, 02/20/48 (Call 08/20/47)	3,684	4,850,870
4.63%, 05/15/44 (Call 11/15/43)	100	132,235
5.00%, 08/15/45 (Call 02/15/45)	4,771	6,573,007
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	5,258	5,570,273
3.20%, 03/15/23	2,400	2,499,216
3.41%, 06/15/27 (Call 03/15/27)	1,056	1,158,369
3.50%, 11/15/24 (Call 08/15/24)	2,149	2,307,983
3.75%, 09/15/25 (Call 06/15/25)	3,123	3,426,462
4.37%, 06/15/47 (Call 12/15/46)	1,534	1,739,065
4.50%, 11/15/44 (Call 05/15/44)	2,145	2,474,772
4.60%, 03/15/43	2,090	2,472,533
4.90%, 09/15/45 (Call 03/15/45)	902	1,096,814
Cigna Corp.
0.61%, 03/15/24 (Call 03/15/22)	1,755	1,755,246
1.25%, 03/15/26 (Call 02/15/26)	1,130	1,136,836
2.38%, 03/15/31 (Call 12/15/30)	2,056	2,112,376
2.40%, 03/15/30 (Call 12/15/29)	5,982	6,166,126
3.00%, 07/15/23 (Call 05/16/23)	4,661	4,863,893
3.05%, 11/30/22 (Call 10/31/22)	4,538	4,679,812
3.05%, 10/15/27 (Call 07/15/27)	3,044	3,301,492
3.20%, 03/15/40 (Call 09/15/39)	1,400	1,469,482
3.25%, 04/15/25 (Call 01/15/25)	3,820	4,112,497
3.40%, 03/01/27 (Call 12/01/26)	4,701	5,176,647
3.40%, 03/15/50 (Call 09/15/49)	5,332	5,685,245
3.40%, 03/15/51 (Call 09/15/50)	1,850	1,973,117
3.50%, 06/15/24 (Call 03/17/24)	2,922	3,129,783

Security	Par (000)	Value

Pharmaceuticals (continued)
3.75%, 07/15/23 (Call 06/15/23)	$2,080	$2,201,909
3.88%, 10/15/47 (Call 04/15/47)	4,941	5,608,480
4.13%, 11/15/25 (Call 09/15/25)	6,619	7,398,122
4.38%, 10/15/28 (Call 07/15/28)	8,363	9,761,963
4.50%, 02/25/26 (Call 11/27/25)	3,300	3,744,279
4.80%, 08/15/38 (Call 02/15/38)	10,134	12,685,944
4.80%, 07/15/46 (Call 01/16/46)	2,899	3,704,661
4.90%, 12/15/48 (Call 06/15/48)	9,108	11,910,714
6.13%, 11/15/41	2,223	3,197,919
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	9,771	9,680,716
1.75%, 08/21/30 (Call 05/21/30)	4,450	4,333,944
1.88%, 02/28/31 (Call 11/28/30)	4,745	4,650,907
2.13%, 09/15/31 (Call 06/15/31)	8,930	8,904,282
2.63%, 08/15/24 (Call 07/15/24)	2,848	3,001,108
2.70%, 08/21/40 (Call 02/21/40)	5,132	5,033,825
2.75%, 12/01/22 (Call 09/01/22)	7,086	7,255,639
2.88%, 06/01/26 (Call 03/01/26)	5,075	5,448,926
3.00%, 08/15/26 (Call 06/15/26)	2,962	3,201,122
3.25%, 08/15/29 (Call 05/15/29)	6,705	7,316,630
3.38%, 08/12/24 (Call 05/12/24)	5,357	5,731,294
3.63%, 04/01/27 (Call 02/01/27)	2,628	2,916,476
3.70%, 03/09/23 (Call 02/09/23)	2,194	2,297,228
3.75%, 04/01/30 (Call 01/01/30)	2,723	3,068,467
3.88%, 07/20/25 (Call 04/20/25)	9,878	10,871,924
4.00%, 12/05/23 (Call 09/05/23)	15	16,040
4.10%, 03/25/25 (Call 01/25/25)	995	1,097,077
4.13%, 04/01/40 (Call 10/01/39)	5,100	5,965,776
4.25%, 04/01/50 (Call 10/01/49)	4,738	5,752,264
4.30%, 03/25/28 (Call 12/25/27)	7,820	9,008,640
4.75%, 12/01/22 (Call 09/01/22)	2,137	2,228,058
4.78%, 03/25/38 (Call 09/25/37)	14,540	18,072,929
4.88%, 07/20/35 (Call 01/20/35)	1,069	1,316,228
5.05%, 03/25/48 (Call 09/25/47)	27,169	35,938,610
5.13%, 07/20/45 (Call 01/20/45)	9,494	12,524,390
5.30%, 12/05/43 (Call 06/05/43)	3,833	5,141,855
6.13%, 09/15/39	1,023	1,449,489
6.25%, 06/01/27	125	155,765
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	3,740	3,466,718
2.50%, 09/15/60 (Call 03/15/60)	1,400	1,315,328
2.75%, 06/01/25 (Call 03/01/25)	2,494	2,657,432
3.10%, 05/15/27 (Call 02/15/27)	4,870	5,338,445
3.38%, 03/15/29 (Call 12/15/28)	7,370	8,290,513
3.88%, 03/15/39 (Call 09/15/38)	679	822,425
3.95%, 05/15/47 (Call 11/15/46)	783	945,613
3.95%, 03/15/49 (Call 09/15/48)	8,502	10,469,788
4.15%, 03/15/59 (Call 09/15/58)	4,876	6,324,465
5.50%, 03/15/27	858	1,052,920
5.55%, 03/15/37	300	419,595
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	2,833	2,942,694
3.38%, 05/15/23	5,129	5,395,195
3.63%, 05/15/25	4,247	4,671,742
3.88%, 05/15/28	6,558	7,535,995
4.20%, 03/18/43	3,599	4,483,418
5.38%, 04/15/34	2,016	2,729,926
6.38%, 05/15/38	5,808	8,757,244
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	1,213	1,215,244

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.00%, 06/01/24 (Call 05/01/24)	$6,482	$6,892,894
3.38%, 06/01/29 (Call 03/01/29)	6,198	6,926,017
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	1,047	1,038,006
0.95%, 09/01/27 (Call 07/01/27)	1,596	1,579,354
1.30%, 09/01/30 (Call 06/01/30)	2,323	2,275,680
2.05%, 03/01/23 (Call 01/01/23)	1,973	2,020,234
2.10%, 09/01/40 (Call 03/01/40)	2,961	2,868,410
2.25%, 09/01/50 (Call 03/01/50)	2,037	1,953,320
2.45%, 03/01/26 (Call 12/01/25)	3,040	3,241,157
2.45%, 09/01/60 (Call 03/01/60)	583	566,076
2.63%, 01/15/25 (Call 11/15/24)	4,684	4,974,221
2.90%, 01/15/28 (Call 10/15/27)	5,266	5,751,683
2.95%, 03/03/27 (Call 12/03/26)	3,012	3,301,182
3.38%, 12/05/23	4,502	4,820,832
3.40%, 01/15/38 (Call 07/15/37)	3,400	3,899,460
3.50%, 01/15/48 (Call 07/15/47)	4,805	5,679,414
3.55%, 03/01/36 (Call 09/01/35)	3,421	4,025,696
3.63%, 03/03/37 (Call 09/03/36)	8,276	9,738,369
3.70%, 03/01/46 (Call 09/01/45)	6,774	8,161,654
3.75%, 03/03/47 (Call 09/03/46)	4,396	5,368,571
4.38%, 12/05/33 (Call 06/05/33)	5,294	6,647,676
4.50%, 09/01/40	2,677	3,508,369
4.50%, 12/05/43 (Call 06/05/43)	2,043	2,692,184
4.85%, 05/15/41	1,777	2,402,682
4.95%, 05/15/33	479	633,717
5.85%, 07/15/38	968	1,429,678
5.95%, 08/15/37	5,074	7,497,698
6.95%, 09/01/29	838	1,168,893
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	1,980	1,959,725
1.30%, 08/15/26 (Call 07/15/26)	2,025	2,022,286
2.70%, 12/15/22 (Call 09/15/22)	1,183	1,211,013
2.85%, 03/15/23 (Call 12/15/22)	1,151	1,186,221
3.80%, 03/15/24 (Call 12/15/23)	4,506	4,831,243
3.95%, 02/16/28 (Call 11/16/27)	2,292	2,597,936
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	2,732	3,065,577
4.60%, 06/01/44 (Call 12/01/43)	3,438	4,536,372
5.90%, 11/01/39	340	492,048
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	760	756,071
1.45%, 06/24/30 (Call 03/24/30)	959	943,205
2.35%, 06/24/40 (Call 12/24/39)	3,251	3,188,028
2.40%, 09/15/22 (Call 06/15/22)	2,641	2,686,504
2.45%, 06/24/50 (Call 12/24/49)	4,590	4,409,338
2.75%, 02/10/25 (Call 11/10/24)	10,251	10,903,374
2.80%, 05/18/23	12,143	12,650,820
2.90%, 03/07/24 (Call 02/07/24)	2,710	2,867,397
3.40%, 03/07/29 (Call 12/07/28)	8,291	9,325,219
3.60%, 09/15/42 (Call 03/15/42)	2,745	3,187,494
3.70%, 02/10/45 (Call 08/10/44)	6,922	8,115,560
3.90%, 03/07/39 (Call 09/07/38)	4,488	5,356,877
4.00%, 03/07/49 (Call 09/07/48)	6,613	8,182,794
4.15%, 05/18/43	3,738	4,648,203
6.50%, 12/01/33	563	836,275
6.55%, 09/15/37	40	61,054
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	235	328,297
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	977	1,044,315

Security	Par (000)	Value

Pharmaceuticals (continued)
4.55%, 04/15/28 (Call 01/15/28)	$3,338	$3,850,450
5.20%, 04/15/48 (Call 10/15/47)	3,727	4,642,388
5.40%, 11/29/43 (Call 05/29/43)	3,039	3,836,221
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	3,020	3,118,029
2.00%, 02/14/27 (Call 12/14/26)	3,776	3,934,177
2.20%, 08/14/30 (Call 05/14/30)	1,448	1,507,209
2.40%, 09/21/22	6,329	6,474,504
2.75%, 08/14/50 (Call 02/14/50)	4,513	4,674,926
3.00%, 11/20/25 (Call 08/20/25)	5,496	5,952,223
3.10%, 05/17/27 (Call 02/17/27)	4,824	5,287,924
3.40%, 05/06/24	8,733	9,399,241
3.70%, 09/21/42	2,477	2,927,888
4.00%, 11/20/45 (Call 05/20/45)	5,866	7,264,806
4.40%, 05/06/44	6,708	8,731,468
Perrigo Finance Unlimited Co.
3.15%, 06/15/30 (Call 03/15/30)	586	613,343
3.90%, 12/15/24 (Call 09/15/24)	2,198	2,348,497
4.38%, 03/15/26 (Call 12/15/25)	3,122	3,401,263
4.90%, 12/15/44 (Call 06/15/44)	2,620	2,813,356
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	2,789	2,793,462
1.70%, 05/28/30 (Call 02/28/30)	3,331	3,335,530
1.75%, 08/18/31 (Call 05/18/31)	3,500	3,482,605
2.55%, 05/28/40 (Call 11/28/39)	4,245	4,307,953
2.63%, 04/01/30 (Call 01/01/30)	4,588	4,920,034
2.70%, 05/28/50 (Call 11/28/49)	4,040	4,093,368
2.75%, 06/03/26	4,247	4,610,840
2.95%, 03/15/24 (Call 02/15/24)	2,682	2,844,422
3.00%, 06/15/23	3,444	3,609,381
3.00%, 12/15/26	6,998	7,702,069
3.20%, 09/15/23 (Call 08/15/23)	3,769	3,978,971
3.40%, 05/15/24	3,260	3,514,182
3.45%, 03/15/29 (Call 12/15/28)	6,281	7,090,244
3.60%, 09/15/28 (Call 06/15/28)	2,658	3,024,246
3.90%, 03/15/39 (Call 09/15/38)	3,968	4,750,648
4.00%, 12/15/36	5,742	6,971,764
4.00%, 03/15/49 (Call 09/15/48)	5,072	6,281,418
4.10%, 09/15/38 (Call 03/15/38)	3,847	4,708,997
4.13%, 12/15/46	1,647	2,059,326
4.20%, 09/15/48 (Call 03/15/48)	1,870	2,371,085
4.30%, 06/15/43	1,753	2,210,586
4.40%, 05/15/44	4,939	6,349,924
5.60%, 09/15/40	1,299	1,873,067
7.20%, 03/15/39	9,078	14,869,038
Pharmacia LLC, 6.60%, 12/01/28	3,069	4,134,495
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	4,328	4,557,124
3.63%, 06/19/28 (Call 03/19/28)	5,166	5,905,771
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	12,557	13,109,885
3.20%, 09/23/26 (Call 06/23/26)	6,314	6,851,890
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	8,340	8,310,059
3.03%, 07/09/40 (Call 01/09/40)	6,283	6,453,646
3.18%, 07/09/50 (Call 01/09/50)	5,695	5,898,653
3.38%, 07/09/60 (Call 01/09/60)	1,611	1,712,864
4.40%, 11/26/23 (Call 10/26/23)	4,901	5,294,991
5.00%, 11/26/28 (Call 08/26/28)	4,036	4,875,125

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	$5,542	$6,141,589
5.25%, 06/15/46 (Call 12/15/45)	1,507	1,869,991
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)(c)	3,542	3,598,282
2.30%, 06/22/27 (Call 04/22/27)(c)	3,498	3,599,372
2.70%, 06/22/30 (Call 03/22/30)(c)	3,735	3,818,440
3.85%, 06/22/40 (Call 12/22/39)(c)	5,856	6,342,399
4.00%, 06/22/50 (Call 12/22/49)(c)	6,976	7,594,632
Wyeth LLC
5.95%, 04/01/37	5,476	7,858,772
6.00%, 02/15/36	1,304	1,880,733
6.45%, 02/01/24	2,707	3,089,391
6.50%, 02/01/34	4,009	5,850,775
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	3,095	3,112,641
3.00%, 09/12/27 (Call 06/15/27)	3,952	4,292,386
3.00%, 05/15/50 (Call 11/15/49)	3,275	3,437,014
3.25%, 02/01/23 (Call 11/01/22)	6,329	6,541,465
3.90%, 08/20/28 (Call 05/20/28)	1,718	1,958,932
3.95%, 09/12/47 (Call 03/12/47)	2,039	2,446,392
4.45%, 08/20/48 (Call 02/20/48)	2,564	3,326,893
4.50%, 11/13/25 (Call 08/13/25)	3,647	4,134,494
4.70%, 02/01/43 (Call 08/01/42)	2,191	2,848,497

		1,426,552,381

Pipelines — 1.0%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	4,816	4,961,058
3.40%, 02/15/31 (Call 11/15/30)	721	770,396
4.45%, 07/15/27 (Call 04/15/27)	657	742,647
4.80%, 05/03/29 (Call 02/03/29)	2,026	2,343,677
4.95%, 12/15/24 (Call 09/15/24)	1,643	1,828,528
5.95%, 06/01/26 (Call 03/01/26)	1,735	2,048,081
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(c)	3,000	3,002,280
3.70%, 11/15/29 (Call 05/18/29)	4,297	4,721,973
5.13%, 06/30/27 (Call 01/01/27)	1,582	1,843,552
5.88%, 03/31/25 (Call 10/02/24)	7,402	8,412,447
7.00%, 06/30/24 (Call 01/01/24)	6,975	7,922,693
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	6,519	7,299,455
5.80%, 06/01/45 (Call 12/01/44)	1,712	2,398,392
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)(c)	1,770	1,882,997
3.60%, 12/15/24 (Call 09/15/24)(c)	149	160,504
4.60%, 12/15/44 (Call 06/15/44)(c)	1,336	1,626,967
4.80%, 11/01/43 (Call 05/01/43)(c)	2,073	2,570,748
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	2,146	2,282,185
4.15%, 09/15/29 (Call 06/15/29)	2,707	2,968,848
4.40%, 03/15/27 (Call 12/15/26)	2,655	2,954,139
4.95%, 05/15/28 (Call 02/15/28)	3,213	3,654,755
5.00%, 05/15/44 (Call 11/15/43)	1,695	1,852,669
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	2,055	2,695,235
5.88%, 10/15/25 (Call 07/15/25)	2,332	2,738,094
7.38%, 10/15/45 (Call 04/15/45)	2,854	4,570,481
Series B, 7.50%, 04/15/38	1,460	2,193,723
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	2,477	2,594,435

Security	Par (000)	Value

Pipelines (continued)
2.50%, 08/01/33 (Call 05/01/33)	$3,225	$3,259,443
3.13%, 11/15/29 (Call 08/15/29)	3,443	3,697,713
3.40%, 08/01/51 (Call 02/01/51)	825	855,401
3.50%, 06/10/24 (Call 03/10/24)	2,308	2,469,929
3.70%, 07/15/27 (Call 04/15/27)	2,287	2,534,911
4.00%, 10/01/23 (Call 07/01/23)	2,199	2,335,118
4.00%, 11/15/49 (Call 05/15/49)	1,393	1,576,040
4.25%, 12/01/26 (Call 09/01/26)	3,531	3,984,557
4.50%, 06/10/44 (Call 12/10/43)	328	388,509
5.50%, 12/01/46 (Call 05/29/46)	641	876,811
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	3,705	3,892,621
3.45%, 01/15/23 (Call 10/15/22)	2,498	2,572,465
3.60%, 02/01/23 (Call 11/01/22)	3,024	3,126,332
3.75%, 05/15/30 (Call 02/15/30)	3,718	4,041,354
3.90%, 07/15/26 (Call 04/15/26)	4,209	4,620,598
4.00%, 10/01/27 (Call 07/01/27)	2,550	2,831,903
4.05%, 03/15/25 (Call 12/15/24)	3,117	3,374,651
4.20%, 04/15/27 (Call 01/15/27)	2,217	2,463,131
4.25%, 03/15/23 (Call 12/15/22)	1,755	1,832,922
4.25%, 04/01/24 (Call 01/01/24)	2,340	2,510,609
4.50%, 04/15/24 (Call 03/15/24)	3,516	3,814,930
4.75%, 01/15/26 (Call 10/15/25)	3,304	3,707,418
4.90%, 02/01/24 (Call 11/01/23)	1,588	1,716,088
4.90%, 03/15/35 (Call 09/15/34)	2,620	3,017,585
4.95%, 06/15/28 (Call 03/15/28)	4,637	5,371,964
4.95%, 01/15/43 (Call 07/15/42)	1,374	1,506,577
5.00%, 05/15/50 (Call 11/15/49)	5,564	6,519,784
5.15%, 02/01/43 (Call 08/01/42)	2,096	2,385,730
5.15%, 03/15/45 (Call 09/15/44)	908	1,054,588
5.25%, 04/15/29 (Call 01/15/29)	3,732	4,400,849
5.30%, 04/01/44 (Call 10/01/43)	4,574	5,337,492
5.30%, 04/15/47 (Call 10/15/46)	3,785	4,455,626
5.35%, 05/15/45 (Call 11/15/44)	4,418	5,185,804
5.40%, 10/01/47 (Call 04/01/47)	4,648	5,606,604
5.50%, 06/01/27 (Call 03/01/27)	2,158	2,544,153
5.88%, 01/15/24 (Call 10/15/23)	2,039	2,246,529
5.95%, 12/01/25 (Call 09/01/25)	1,804	2,106,296
5.95%, 10/01/43 (Call 04/01/43)	943	1,170,961
6.00%, 06/15/48 (Call 12/15/47)	2,165	2,772,651
6.05%, 06/01/41 (Call 12/01/40)	2,004	2,517,084
6.10%, 02/15/42	2,240	2,817,898
6.13%, 12/15/45 (Call 06/15/45)	4,930	6,339,487
6.25%, 04/15/49 (Call 10/15/48)	6,154	8,152,635
6.50%, 02/01/42 (Call 08/01/41)	272	355,972
6.63%, 10/15/36	1,305	1,720,342
7.50%, 07/01/38	2,430	3,407,856
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	1,566	1,940,274
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	2,415	2,571,202
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	2,087	2,229,980
5.00%, 10/01/22 (Call 07/01/22)	2,698	2,793,212
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	3,161	3,356,192
3.13%, 07/31/29 (Call 04/30/29)	4,451	4,820,121
3.20%, 02/15/52 (Call 08/15/51)	4,660	4,661,258
3.35%, 03/15/23 (Call 12/15/22)	4,299	4,457,504
3.70%, 02/15/26 (Call 11/15/25)	3,338	3,689,024
3.70%, 01/31/51 (Call 07/31/50)	4,532	4,891,070

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.75%, 02/15/25 (Call 11/15/24)	$6,081	$6,607,554
3.90%, 02/15/24 (Call 11/15/23)	6,139	6,574,992
3.95%, 02/15/27 (Call 11/15/26)	3,068	3,437,817
3.95%, 01/31/60 (Call 07/31/59)	2,418	2,690,871
4.15%, 10/16/28 (Call 07/16/28)	3,385	3,894,172
4.20%, 01/31/50 (Call 07/31/49)	5,240	6,048,113
4.25%, 02/15/48 (Call 08/15/47)	1,834	2,120,452
4.45%, 02/15/43 (Call 08/15/42)	2,936	3,467,856
4.80%, 02/01/49 (Call 08/01/48)	6,303	7,832,675
4.85%, 08/15/42 (Call 02/15/42)	3,624	4,474,480
4.85%, 03/15/44 (Call 09/15/43)	4,612	5,698,310
4.90%, 05/15/46 (Call 11/15/45)	4,777	5,953,480
4.95%, 10/15/54 (Call 04/15/54)	1,377	1,774,994
5.10%, 02/15/45 (Call 08/15/44)	4,221	5,342,013
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(a)	1,474	1,522,804
5.70%, 02/15/42	717	975,027
5.95%, 02/01/41	3,169	4,395,498
6.13%, 10/15/39	1,922	2,690,742
6.45%, 09/01/40	1,420	2,050,381
7.55%, 04/15/38	1,289	1,987,818
Series D, 4.88%, 08/16/77 (Call 08/16/22), (3 mo. LIBOR US + 2.986%)(a)	911	892,233
Series D, 6.88%, 03/01/33	525	741,930
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)	3,086	3,214,069
Series H, 6.65%, 10/15/34	1,225	1,738,569
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	3,161	3,272,267
3.50%, 09/01/23 (Call 06/01/23)	4,547	4,775,441
4.15%, 02/01/24 (Call 11/01/23)	2,674	2,868,480
4.25%, 09/01/24 (Call 06/01/24)	1,094	1,193,620
4.30%, 05/01/24 (Call 02/01/24)	2,631	2,850,610
4.70%, 11/01/42 (Call 05/01/42)	727	845,101
5.00%, 08/15/42 (Call 02/15/42)	1,420	1,717,121
5.00%, 03/01/43 (Call 09/01/42)	2,010	2,436,301
5.40%, 09/01/44 (Call 03/01/44)	3,695	4,666,748
5.50%, 03/01/44 (Call 09/01/43)	3,175	4,041,902
5.63%, 09/01/41	3,012	3,856,535
5.80%, 03/15/35	1,111	1,437,578
6.38%, 03/01/41	1,881	2,617,111
6.50%, 02/01/37	385	531,974
6.50%, 09/01/39	1,746	2,453,357
6.55%, 09/15/40	2,046	2,880,420
6.95%, 01/15/38	5,538	7,926,318
7.30%, 08/15/33	770	1,096,311
7.40%, 03/15/31	460	640,357
7.50%, 11/15/40	1,924	2,876,053
7.75%, 03/15/32	736	1,059,369
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	135	131,701
3.15%, 01/15/23 (Call 12/15/22)	3,470	3,591,832
3.25%, 08/01/50 (Call 02/01/50)	2,041	2,011,487
3.60%, 02/15/51 (Call 08/15/50)	270	278,370
4.30%, 06/01/25 (Call 03/01/25)	6,420	7,113,039
4.30%, 03/01/28 (Call 12/01/27)	5,759	6,582,940
5.05%, 02/15/46 (Call 08/15/45)	2,853	3,508,106
5.20%, 03/01/48 (Call 09/01/47)	2,533	3,211,920
5.30%, 12/01/34 (Call 06/01/34)	3,148	3,913,153
5.55%, 06/01/45 (Call 12/01/44)	6,490	8,415,713

Security	Par (000)	Value

Pipelines (continued)
7.75%, 01/15/32	$4,484	$6,488,841
7.80%, 08/01/31	765	1,101,814
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	652	702,321
3.95%, 03/01/50 (Call 09/01/49)	3,339	3,651,597
4.20%, 10/03/47 (Call 04/03/47)	2,463	2,778,092
4.25%, 09/15/46 (Call 03/15/46)	1,583	1,801,185
4.85%, 02/01/49 (Call 08/01/48)	1,908	2,332,931
5.00%, 03/01/26 (Call 12/01/25)	4,169	4,787,429
5.15%, 10/15/43 (Call 04/15/43)	2,111	2,624,670
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	5,633	5,704,539
2.65%, 08/15/30 (Call 05/15/30)	5,903	5,998,924
3.38%, 03/15/23 (Call 02/15/23)	5,169	5,377,414
3.50%, 12/01/22 (Call 11/01/22)	1,158	1,197,963
4.00%, 02/15/25 (Call 11/15/24)	2,045	2,226,760
4.00%, 03/15/28 (Call 12/15/27)	3,345	3,733,656
4.13%, 03/01/27 (Call 12/01/26)	2,894	3,246,750
4.25%, 12/01/27 (Call 09/01/27)	2,183	2,474,823
4.50%, 07/15/23 (Call 04/15/23)	3,441	3,654,927
4.50%, 04/15/38 (Call 10/15/37)	7,292	8,355,392
4.70%, 04/15/48 (Call 10/15/47)	3,929	4,571,667
4.80%, 02/15/29 (Call 11/15/28)	2,725	3,192,446
4.88%, 12/01/24 (Call 09/01/24)	3,939	4,384,107
4.88%, 06/01/25 (Call 03/01/25)	4,352	4,893,868
4.90%, 04/15/58 (Call 10/15/57)	626	744,802
5.20%, 03/01/47 (Call 09/01/46)	3,458	4,249,121
5.20%, 12/01/47 (Call 06/01/47)	2,741	3,346,980
5.50%, 02/15/49 (Call 08/15/48)	5,361	6,931,130
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,952	3,298,683
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	1,060	1,089,383
2.75%, 09/01/24 (Call 08/01/24)	904	948,133
3.10%, 03/15/30 (Call 12/15/29)	938	985,960
3.40%, 09/01/29 (Call 06/01/29)	3,015	3,239,889
4.00%, 07/13/27 (Call 04/13/27)	2,051	2,277,656
4.35%, 03/15/29 (Call 12/15/28)	2,913	3,304,769
4.45%, 09/01/49 (Call 03/01/49)	2,513	2,832,955
4.50%, 03/15/50 (Call 09/15/49)	310	348,964
4.55%, 07/15/28 (Call 04/15/28)	2,486	2,842,269
4.95%, 07/13/47 (Call 01/06/47)	2,755	3,248,586
5.20%, 07/15/48 (Call 01/15/48)	3,989	4,906,749
5.85%, 01/15/26 (Call 12/15/25)	1,556	1,831,070
6.00%, 06/15/35	275	350,037
6.35%, 01/15/31 (Call 10/15/30)	1,610	2,075,564
7.15%, 01/15/51 (Call 07/15/50)	1,740	2,562,620
7.50%, 09/01/23 (Call 06/01/23)	1,700	1,898,084
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	6,585	6,740,933
4.90%, 03/15/25 (Call 12/15/24)	2,173	2,423,721
5.00%, 09/15/23 (Call 06/15/23)	457	490,603
6.13%, 02/01/41 (Call 08/01/40)	2,270	2,930,933
6.20%, 09/15/43 (Call 03/15/43)	747	974,753
6.65%, 10/01/36	1,985	2,687,214
6.85%, 10/15/37	2,090	2,859,204
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	2,342	2,436,804
3.15%, 12/15/29 (Call 09/15/29)	2,176	2,298,531
3.55%, 10/01/26 (Call 07/01/26)	2,025	2,196,923

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.61%, 02/15/25 (Call 11/15/24)	$672	$723,516
3.75%, 03/01/28 (Call 12/01/27)	2,477	2,706,395
4.68%, 02/15/45 (Call 08/15/44)	1,515	1,743,326
4.90%, 10/01/46 (Call 04/01/46)	1,907	2,275,146
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	1,490	1,525,373
3.55%, 12/15/29 (Call 09/15/29)	2,028	2,151,809
3.60%, 11/01/24 (Call 08/01/24)	2,586	2,756,754
3.80%, 09/15/30 (Call 06/15/30)	1,654	1,781,292
3.85%, 10/15/23 (Call 07/15/23)	2,772	2,921,549
4.30%, 01/31/43 (Call 07/31/42)	2,372	2,421,029
4.50%, 12/15/26 (Call 09/15/26)	3,906	4,383,782
4.65%, 10/15/25 (Call 07/15/25)	3,313	3,691,113
4.70%, 06/15/44 (Call 12/15/43)	2,550	2,719,422
4.90%, 02/15/45 (Call 08/15/44)	1,226	1,333,888
5.15%, 06/01/42 (Call 12/01/41)	1,189	1,335,663
6.65%, 01/15/37	2,382	3,152,148
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	3,760	4,224,661
4.50%, 05/15/30 (Call 11/15/29)	1,720	1,996,456
5.00%, 03/15/27 (Call 09/15/26)	8,877	10,269,269
5.63%, 04/15/23 (Call 01/15/23)	6,277	6,694,107
5.63%, 03/01/25 (Call 12/01/24)	7,812	8,901,618
5.75%, 05/15/24 (Call 02/15/24)	7,092	7,907,438
5.88%, 06/30/26 (Call 12/31/25)	1,835	2,168,933
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	2,175	2,362,898
3.50%, 03/15/25 (Call 12/15/24)	2,904	3,126,592
4.50%, 03/15/45 (Call 09/15/44)	3,660	4,347,421
4.75%, 03/15/24 (Call 12/15/23)	3,030	3,304,245
5.95%, 09/25/43 (Call 03/25/43)	2,036	2,820,165
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	2,885	3,206,389
4.38%, 03/13/25 (Call 12/13/24)	1,908	2,097,789
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	555	708,691
7.00%, 10/15/28	1,170	1,529,167
7.63%, 04/01/37	110	160,718
Texas Eastern Transmission LP, 7.00%, 07/15/32	852	1,197,690
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)	4,191	4,443,298
4.10%, 04/15/30 (Call 01/15/30)	839	961,737
4.25%, 05/15/28 (Call 02/15/28)	5,314	6,107,593
4.63%, 03/01/34 (Call 12/01/33)	3,889	4,595,631
4.75%, 05/15/38 (Call 11/15/37)	2,075	2,510,086
4.88%, 01/15/26 (Call 10/15/25)	2,975	3,413,366
4.88%, 05/15/48 (Call 11/15/47)	2,382	3,051,937
5.00%, 10/16/43 (Call 04/16/43)	3,011	3,792,053
5.10%, 03/15/49 (Call 09/15/48)	3,756	4,985,301
5.60%, 03/31/34	1,156	1,478,351
5.85%, 03/15/36	3,808	5,036,918
6.10%, 06/01/40	2,625	3,626,306
6.20%, 10/15/37	5,023	6,887,889
7.25%, 08/15/38	3,061	4,620,488
7.63%, 01/15/39	2,064	3,232,678
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	1,414	1,529,665
3.95%, 05/15/50 (Call 11/15/49)	1,614	1,832,164
4.00%, 03/15/28 (Call 12/15/27)	1,069	1,207,510
4.45%, 08/01/42 (Call 02/01/42)	713	851,023

Security	Par (000)	Value

Pipelines (continued)
4.60%, 03/15/48 (Call 09/15/47)	$2,060	$2,517,547
5.40%, 08/15/41 (Call 02/15/41)	1,890	2,470,703
7.85%, 02/01/26 (Call 11/01/25)	2,817	3,546,237
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	2,222	2,507,838
4.50%, 03/15/28 (Call 12/15/27)	2,306	2,615,004
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	260	265,710
3.50%, 11/15/30 (Call 08/15/30)	2,094	2,299,024
3.70%, 01/15/23 (Call 10/15/22)	1,985	2,056,956
3.75%, 06/15/27 (Call 03/15/27)	6,845	7,600,962
3.90%, 01/15/25 (Call 10/15/24)	5,510	5,978,681
4.00%, 09/15/25 (Call 06/15/25)	3,431	3,786,932
4.30%, 03/04/24 (Call 12/04/23)	5,649	6,092,390
4.50%, 11/15/23 (Call 08/15/23)	2,539	2,728,282
4.55%, 06/24/24 (Call 03/24/24)	1,686	1,847,940
4.85%, 03/01/48 (Call 09/01/47)	3,966	4,890,871
4.90%, 01/15/45 (Call 07/15/44)	1,883	2,288,429
5.10%, 09/15/45 (Call 03/15/45)	1,138	1,423,923
5.40%, 03/04/44 (Call 09/04/43)	2,684	3,411,042
5.75%, 06/24/44 (Call 12/24/43)	1,751	2,334,853
5.80%, 11/15/43 (Call 05/15/43)	1,615	2,135,951
6.30%, 04/15/40	5,728	7,858,129
8.75%, 03/15/32	500	772,150
Series A, 7.50%, 01/15/31	170	238,020

		847,969,961

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	4,227	4,626,494
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	6,325	6,434,675
4.88%, 03/01/26 (Call 12/01/25)	1,784	2,052,938
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	1,600	1,615,616

		14,729,723

Real Estate Investment Trusts — 1.1%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	1,100	1,104,642
2.60%, 06/15/33 (Call 03/15/33)	295	297,785
2.90%, 10/01/30 (Call 07/01/30)	469	493,149
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	1,307	1,253,060
2.00%, 05/18/32 (Call 02/18/32)	1,318	1,298,533
2.75%, 12/15/29 (Call 09/15/29)	906	955,649
3.00%, 05/18/51 (Call 11/18/50)	4,620	4,596,808
3.38%, 08/15/31 (Call 05/15/31)	1,985	2,196,879
3.45%, 04/30/25 (Call 02/28/25)	1,130	1,226,796
3.80%, 04/15/26 (Call 02/15/26)	1,321	1,472,360
3.95%, 01/15/27 (Call 10/15/26)	351	393,833
3.95%, 01/15/28 (Call 10/15/27)	1,102	1,248,037
4.00%, 02/01/50 (Call 08/01/49)	2,825	3,316,974
4.30%, 01/15/26 (Call 10/15/25)	590	663,833
4.50%, 07/30/29 (Call 04/30/29)	1,337	1,578,863
4.70%, 07/01/30 (Call 04/01/30)	867	1,043,070
4.85%, 04/15/49 (Call 10/15/48)	1,288	1,705,518
4.90%, 12/15/30 (Call 09/15/30)	1,735	2,137,190
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	1,586	1,648,298

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.30%, 07/15/26 (Call 05/15/26)	$1,758	$1,893,542
3.63%, 11/15/27 (Call 08/15/27)	1,791	1,960,733
3.75%, 04/15/23 (Call 01/15/23)	3,627	3,785,028
3.88%, 01/30/31 (Call 10/30/30)	1,530	1,721,678
4.13%, 07/01/24 (Call 04/01/24)	1,475	1,606,305
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)(b)	160	161,000
3.38%, 07/15/51 (Call 01/15/51)	105	108,220
4.25%, 02/15/28 (Call 11/15/27)	2,887	3,307,896
4.90%, 02/15/29 (Call 11/15/28)	1,291	1,526,969
American Tower Corp.
0.60%, 01/15/24	4,149	4,147,050
1.30%, 09/15/25 (Call 08/15/25)	2,212	2,223,303
1.50%, 01/31/28 (Call 11/30/27)	1,225	1,200,365
1.60%, 04/15/26 (Call 03/15/26)	3,490	3,526,505
1.88%, 10/15/30 (Call 07/15/30)	1,936	1,879,372
2.10%, 06/15/30 (Call 03/15/30)	1,087	1,075,304
2.40%, 03/15/25 (Call 02/15/25)	5,092	5,315,386
2.70%, 04/15/31 (Call 01/15/31)	4,280	4,439,130
2.75%, 01/15/27 (Call 11/15/26)	2,728	2,883,332
2.90%, 01/15/30 (Call 10/15/29)	5,229	5,501,169
2.95%, 01/15/25 (Call 12/15/24)	2,650	2,812,153
2.95%, 01/15/51 (Call 07/15/50)	2,385	2,315,525
3.00%, 06/15/23	3,110	3,245,969
3.10%, 06/15/50 (Call 12/15/49)	3,254	3,228,879
3.13%, 01/15/27 (Call 10/15/26)	4,588	4,934,027
3.38%, 05/15/24 (Call 04/15/24)	4,325	4,616,635
3.38%, 10/15/26 (Call 07/15/26)	3,335	3,628,647
3.50%, 01/31/23	5,702	5,948,383
3.55%, 07/15/27 (Call 04/15/27)	1,876	2,063,788
3.60%, 01/15/28 (Call 10/15/27)	2,396	2,638,978
3.70%, 10/15/49 (Call 04/15/49)	1,851	2,036,840
3.80%, 08/15/29 (Call 05/15/29)	4,321	4,824,785
3.95%, 03/15/29 (Call 12/15/28)	3,083	3,465,292
4.00%, 06/01/25 (Call 03/01/25)	2,111	2,317,688
4.40%, 02/15/26 (Call 11/15/25)	4,674	5,266,196
5.00%, 02/15/24	4,942	5,448,011
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	2,478	2,549,812
2.45%, 01/15/31 (Call 10/15/30)	2,169	2,257,235
2.90%, 10/15/26 (Call 07/15/26)	2,492	2,683,087
2.95%, 09/15/22 (Call 06/15/22)	2,058	2,099,880
2.95%, 05/11/26 (Call 02/11/26)	2,125	2,296,594
3.20%, 01/15/28 (Call 10/15/27)	2,149	2,349,437
3.30%, 06/01/29 (Call 03/01/29)	2,233	2,464,651
3.35%, 05/15/27 (Call 02/15/27)	927	1,026,884
3.45%, 06/01/25 (Call 03/03/25)	2,102	2,290,150
3.50%, 11/15/24 (Call 08/15/24)	356	384,185
3.50%, 11/15/25 (Call 08/15/25)	470	515,294
3.90%, 10/15/46 (Call 04/15/46)	670	801,467
4.15%, 07/01/47 (Call 01/01/47)	830	1,037,649
4.20%, 12/15/23 (Call 09/16/23)(b)	622	668,843
4.35%, 04/15/48 (Call 10/15/47)	1,515	1,948,063
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	3,255	3,297,868
2.75%, 10/01/26 (Call 07/01/26)	4,111	4,391,822
2.90%, 03/15/30 (Call 12/15/29)	4,345	4,565,291
3.13%, 09/01/23 (Call 06/01/23)	4,007	4,191,122
3.20%, 01/15/25 (Call 10/15/24)	3,622	3,868,513
3.25%, 01/30/31 (Call 10/30/30)	2,959	3,189,536

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.40%, 06/21/29 (Call 03/21/29)	$1,686	$1,848,429
3.65%, 02/01/26 (Call 11/03/25)	4,968	5,469,222
3.80%, 02/01/24 (Call 11/01/23)	3,110	3,313,767
3.85%, 02/01/23 (Call 11/01/22)	6,237	6,477,873
4.50%, 12/01/28 (Call 09/01/28)	3,987	4,659,846
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	107	111,376
3.95%, 11/15/27 (Call 08/15/27)	2,238	2,451,528
4.10%, 10/01/24 (Call 07/01/24)	202	218,358
4.55%, 10/01/29 (Call 07/01/29)	1,189	1,345,603
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	450	459,464
2.50%, 08/16/31 (Call 05/16/31)	4,900	4,921,462
3.25%, 09/15/23 (Call 07/15/23)	308	323,865
3.65%, 06/15/24 (Call 04/15/24)	1,372	1,471,305
3.85%, 02/01/25 (Call 11/01/24)	774	839,627
3.90%, 03/15/27 (Call 12/15/26)	4,406	4,867,000
4.05%, 07/01/30 (Call 04/01/30)	3,300	3,735,798
4.13%, 06/15/26 (Call 03/15/26)	1,549	1,733,083
4.13%, 05/15/29 (Call 02/15/29)	1,874	2,135,704
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	1,235	1,318,610
2.95%, 12/15/22 (Call 09/15/22)	1,133	1,162,945
3.15%, 07/01/29 (Call 04/01/29)	2,983	3,268,443
3.35%, 11/01/49 (Call 05/01/49)	2,095	2,338,397
4.10%, 10/15/28 (Call 07/15/28)	962	1,113,226
CC Holdings GS V LLC/Crown Castle GS III Corp.,
3.85%, 04/15/23	1,767	1,861,570
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	1,073	1,143,732
4.15%, 04/01/25 (Call 01/01/25)	3,085	3,336,088
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	1,000	991,710
2.25%, 03/15/26 (Call 02/15/26)	50	51,536
2.75%, 04/15/31 (Call 01/15/31)	715	729,615
5.00%, 07/01/25 (Call 04/01/25)	925	1,041,069
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	6,475	6,375,803
1.35%, 07/15/25 (Call 06/15/25)	1,150	1,159,465
2.10%, 04/01/31 (Call 01/01/31)	5,705	5,591,585
2.25%, 01/15/31 (Call 10/15/30)	1,413	1,403,293
2.90%, 04/01/41 (Call 10/01/40)	3,285	3,229,122
3.10%, 11/15/29 (Call 08/15/29)	3,197	3,411,295
3.15%, 07/15/23 (Call 06/15/23)	2,238	2,343,701
3.20%, 09/01/24 (Call 07/01/24)	3,211	3,426,169
3.25%, 01/15/51 (Call 07/15/50)	2,100	2,130,051
3.30%, 07/01/30 (Call 04/01/30)	3,280	3,542,695
3.65%, 09/01/27 (Call 06/01/27)	1,630	1,805,812
3.70%, 06/15/26 (Call 03/15/26)	4,524	4,980,743
3.80%, 02/15/28 (Call 11/15/27)	3,724	4,145,892
4.00%, 03/01/27 (Call 12/01/26)	1,532	1,720,191
4.00%, 11/15/49 (Call 05/15/49)	2,828	3,189,927
4.15%, 07/01/50 (Call 01/01/50)	1,538	1,788,310
4.30%, 02/15/29 (Call 11/15/28)	1,715	1,977,841
4.45%, 02/15/26 (Call 11/15/25)	1,960	2,207,215
4.75%, 05/15/47 (Call 11/15/46)	928	1,162,682
5.20%, 02/15/49 (Call 08/15/48)	2,268	2,975,185
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	1,560	1,539,517
3.00%, 02/15/30 (Call 11/15/29)	475	505,291

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.13%, 09/01/26 (Call 06/01/26)	$2,182	$2,339,715
4.00%, 11/15/25 (Call 08/15/25)	1,301	1,434,470
4.38%, 12/15/23 (Call 09/15/23)	780	839,678
4.38%, 02/15/29 (Call 11/15/28)	2,246	2,589,840
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	3,106	2,953,837
2.90%, 11/15/24 (Call 10/15/24)	3,140	3,294,990
3.45%, 11/15/29 (Call 08/15/29)	3,224	3,391,035
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	3,134	3,484,695
3.70%, 08/15/27 (Call 05/15/27)	4,535	5,083,599
4.45%, 07/15/28 (Call 04/15/28)	805	935,338
4.75%, 10/01/25 (Call 07/01/25)	1,579	1,791,865
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	1,607	1,567,661
1.75%, 02/01/31 (Call 11/01/30)	2,405	2,329,483
2.88%, 11/15/29 (Call 08/15/29)	2,090	2,226,268
3.05%, 03/01/50 (Call 09/01/49)	1,496	1,501,281
3.25%, 06/30/26 (Call 03/30/26)	284	308,870
3.38%, 12/15/27 (Call 09/15/27)	3,210	3,539,442
3.75%, 12/01/24 (Call 09/01/24)	195	211,520
4.00%, 09/15/28 (Call 06/15/28)	1,201	1,375,661
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	5,019	4,993,805
1.25%, 07/15/25 (Call 06/15/25)	2,193	2,194,294
1.45%, 05/15/26 (Call 04/15/26)	3,025	3,034,014
1.55%, 03/15/28 (Call 01/15/28)	3,858	3,817,144
1.80%, 07/15/27 (Call 05/15/27)	1,466	1,488,855
2.00%, 05/15/28 (Call 03/15/28)	2,410	2,442,704
2.15%, 07/15/30 (Call 04/15/30)	685	683,020
2.50%, 05/15/31 (Call 02/15/31)	4,420	4,534,743
2.63%, 11/18/24 (Call 10/18/24)	2,756	2,896,308
2.90%, 11/18/26 (Call 09/18/26)	2,485	2,660,689
2.95%, 09/15/51 (Call 03/15/51)	2,880	2,780,957
3.00%, 07/15/50 (Call 01/15/50)	2,567	2,505,341
3.20%, 11/18/29 (Call 08/18/29)	2,577	2,777,413
3.40%, 02/15/52 (Call 08/15/51)	1,780	1,865,565
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	705	693,833
2.50%, 02/15/30 (Call 11/15/29)	1,875	1,957,275
2.85%, 11/01/26 (Call 08/01/26)	366	392,989
3.00%, 04/15/23 (Call 01/15/23)	2,572	2,664,721
3.00%, 07/01/29 (Call 04/01/29)	1,768	1,917,219
3.25%, 08/01/27 (Call 05/01/27)	849	932,881
3.38%, 06/01/25 (Call 03/01/25)	288	311,884
3.50%, 03/01/28 (Call 12/01/27)	2,749	3,053,204
4.00%, 08/01/47 (Call 02/01/47)	956	1,153,557
4.15%, 12/01/28 (Call 09/01/28)	2,865	3,310,794
4.50%, 07/01/44 (Call 01/01/44)	3,905	5,010,037
4.50%, 06/01/45 (Call 12/01/44)	1,186	1,513,822
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	1,440	1,372,061
1.70%, 03/01/28 (Call 01/01/28)	585	582,824
2.55%, 06/15/31 (Call 03/15/31)	915	940,766
2.65%, 03/15/32 (Call 12/15/31)	2,573	2,654,384
2.65%, 09/01/50 (Call 03/01/50)	60	54,829
3.00%, 01/15/30 (Call 10/15/29)	2,325	2,479,078
3.25%, 05/01/23 (Call 02/01/23)	411	426,939
3.38%, 04/15/26 (Call 01/15/26)	1,219	1,327,052
3.50%, 04/01/25 (Call 01/01/25)	1,116	1,207,992

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.63%, 05/01/27 (Call 02/01/27)	$1,570	$1,740,376
3.88%, 05/01/24 (Call 02/01/24)	2,005	2,152,789
4.00%, 03/01/29 (Call 12/01/28)	1,446	1,646,719
4.50%, 03/15/48 (Call 09/15/47)	1,350	1,681,466
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	1,000	1,017,070
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	910	908,635
3.20%, 06/15/29 (Call 03/15/29)	1,743	1,883,521
3.25%, 07/15/27 (Call 04/15/27)	1,364	1,485,205
3.50%, 06/01/30 (Call 03/01/30)	291	320,926
3.95%, 01/15/24 (Call 10/15/23)	818	874,450
4.50%, 12/01/44 (Call 06/01/44)	757	925,137
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	978	1,032,572
4.00%, 01/15/30 (Call 10/17/29)	3,546	3,850,991
4.00%, 01/15/31 (Call 10/15/30)	1,485	1,608,611
5.25%, 06/01/25 (Call 03/01/25)	3,005	3,372,061
5.30%, 01/15/29 (Call 10/15/28)	2,805	3,288,189
5.38%, 11/01/23 (Call 08/01/23)	5,684	6,162,195
5.38%, 04/15/26 (Call 01/15/26)	5,527	6,336,705
5.75%, 06/01/28 (Call 03/03/28)	1,804	2,150,404
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)	160	157,435
2.40%, 03/15/30 (Call 09/15/29)	350	356,678
3.63%, 01/15/28 (Call 10/15/27)	1,007	1,112,151
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	1,064	1,033,304
3.10%, 02/15/30 (Call 11/15/29)	1,735	1,854,281
3.50%, 08/01/26 (Call 05/01/26)	2,022	2,212,108
3.75%, 07/01/27 (Call 04/01/27)	2,288	2,554,117
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	1,155	1,153,025
2.88%, 01/15/31 (Call 10/15/30)	1,535	1,620,100
3.00%, 01/15/30 (Call 10/15/29)	3,049	3,263,070
3.25%, 07/15/26 (Call 05/15/26)	1,062	1,155,583
3.40%, 02/01/25 (Call 11/01/24)	198	212,545
3.50%, 07/15/29 (Call 04/15/29)	1,631	1,812,171
4.00%, 06/01/25 (Call 03/01/25)	2,411	2,656,753
6.75%, 02/01/41 (Call 08/01/40)	658	1,009,938
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	281	287,365
3.05%, 02/15/30 (Call 11/15/29)	1,355	1,434,891
3.88%, 03/01/27 (Call 12/01/26)	2,025	2,255,303
4.13%, 03/15/28 (Call 12/15/27)	248	279,615
4.20%, 04/15/29 (Call 01/15/29)	1,950	2,212,704
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	2,597	2,765,675
Series D, 3.75%, 10/15/23 (Call 07/15/23)	2,372	2,495,131
Series E, 4.00%, 06/15/25 (Call 03/15/25)	1,464	1,582,891
Series F, 4.50%, 02/01/26 (Call 11/01/25)	115	127,009
Series H, 3.38%, 12/15/29 (Call 09/16/29)	2,044	2,130,523
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	1,500	1,599,135
3.95%, 11/01/27 (Call 08/01/27)	1,341	1,483,106
4.65%, 04/01/29 (Call 01/01/29)	2,141	2,494,137
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31 (Call 05/15/31)	950	926,212
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	1,508	1,513,549

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.05%, 02/15/30 (Call 11/15/29)	$1,298	$1,382,266
3.45%, 12/15/24 (Call 09/15/24)	3,977	4,251,771
3.80%, 01/15/23 (Call 10/15/22)	25	25,888
4.25%, 08/15/29 (Call 05/15/29)	1,843	2,106,457
4.38%, 10/01/25 (Call 07/01/25)	1,106	1,231,984
4.75%, 12/15/28 (Call 09/15/28)	1,754	2,055,320
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	430	432,748
2.70%, 03/01/24 (Call 01/01/24)	2,482	2,592,350
2.70%, 10/01/30 (Call 07/01/30)	730	756,404
2.80%, 10/01/26 (Call 07/01/26)	3,038	3,248,594
3.13%, 06/01/23 (Call 03/01/23)	1,793	1,864,146
3.30%, 02/01/25 (Call 12/01/24)	962	1,033,429
3.40%, 11/01/22 (Call 09/01/22)	1,496	1,540,775
3.70%, 10/01/49 (Call 04/01/49)	3,585	3,964,257
3.80%, 04/01/27 (Call 01/01/27)	2,124	2,372,104
4.13%, 12/01/46 (Call 06/01/46)	651	763,571
4.25%, 04/01/45 (Call 10/01/44)	1,131	1,333,483
4.45%, 09/01/47 (Call 03/01/47)	1,640	2,013,461
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	1,357	1,468,681
Lexington Realty Trust, 2.70%, 09/15/30 (Call 06/15/30)	265	272,582
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	1,075	1,078,881
3.88%, 12/15/27 (Call 09/15/27)	731	825,065
4.00%, 06/15/29 (Call 03/15/29)	2,132	2,422,975
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	1,479	1,625,258
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	1,265	1,262,862
1.70%, 02/15/31 (Call 11/15/30)	2,206	2,123,915
2.75%, 03/15/30 (Call 12/15/29)	1,155	1,218,179
2.88%, 09/15/51 (Call 03/15/51)	690	679,084
3.60%, 06/01/27 (Call 03/01/27)	2,660	2,961,032
3.75%, 06/15/24 (Call 03/13/24)	1,112	1,195,967
3.95%, 03/15/29 (Call 12/15/28)	1,540	1,756,355
4.00%, 11/15/25 (Call 08/15/25)	542	601,485
4.20%, 06/15/28 (Call 03/15/28)	1,054	1,220,574
4.30%, 10/15/23 (Call 07/15/23)	3,525	3,768,366
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	3,063	3,037,608
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	2,087	2,146,626
3.10%, 04/15/50 (Call 10/15/49)	1,875	1,865,344
3.50%, 10/15/27 (Call 07/15/27)	480	525,480
3.50%, 04/15/51 (Call 01/15/50)	710	759,558
3.60%, 12/15/26 (Call 09/15/26)	2,072	2,269,897
3.90%, 06/15/24 (Call 03/15/24)	2,130	2,297,397
4.00%, 11/15/25 (Call 08/15/25)	1,480	1,642,415
4.30%, 10/15/28 (Call 07/15/28)	1,070	1,224,380
4.80%, 10/15/48 (Call 04/25/48)	390	498,428
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	110	110,035
2.65%, 06/15/26 (Call 05/15/26)	323	329,631
4.25%, 05/15/24 (Call 02/15/24)	2,492	2,658,441
4.50%, 02/01/25 (Call 11/01/24)	1,567	1,694,162
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	3,533	3,567,058
3.38%, 02/01/31 (Call 11/01/30)	1,239	1,281,547
3.63%, 10/01/29 (Call 07/01/29)	2,157	2,301,713
4.38%, 08/01/23 (Call 06/01/23)	1,803	1,915,020

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 01/15/25 (Call 10/15/24)	$1,949	$2,140,353
4.50%, 04/01/27 (Call 01/01/27)	1,235	1,386,325
4.75%, 01/15/28 (Call 10/15/27)	1,227	1,392,498
4.95%, 04/01/24 (Call 01/01/24)	2,383	2,597,541
5.25%, 01/15/26 (Call 10/15/25)	3,225	3,681,692
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	2,943	3,254,958
4.30%, 03/15/27 (Call 12/15/26)	115	131,223
Piedmont Operating Partnership LP
3.15%, 08/15/30 (Call 05/15/30)	1,302	1,346,099
3.40%, 06/01/23 (Call 03/01/23)	1,470	1,525,816
4.45%, 03/15/24 (Call 12/15/23)	850	913,028
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	3,548	3,376,844
1.63%, 03/15/31 (Call 12/15/30)	1,489	1,458,937
2.13%, 04/15/27 (Call 02/15/27)	1,356	1,416,735
2.13%, 10/15/50 (Call 04/15/50)	5,448	4,803,338
2.25%, 04/15/30 (Call 01/15/30)	2,667	2,748,210
3.00%, 04/15/50 (Call 10/15/49)	2,320	2,434,585
3.25%, 10/01/26 (Call 07/01/26)	875	961,555
3.88%, 09/15/28 (Call 06/15/28)	1,104	1,271,046
4.38%, 02/01/29 (Call 11/01/28)	2,131	2,516,732
4.38%, 09/15/48 (Call 03/15/48)	89	115,325
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	755	749,851
1.85%, 05/01/28 (Call 03/01/28)	2,640	2,699,479
2.30%, 05/01/31 (Call 02/01/31)	3,120	3,212,227
2.37%, 09/15/22 (Call 08/15/22)	942	960,699
3.09%, 09/15/27 (Call 06/15/27)	3,155	3,473,403
3.39%, 05/01/29 (Call 02/01/29)	3,206	3,572,574
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	3,025	3,065,747
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	2,003	1,967,487
1.80%, 03/15/33 (Call 12/15/32)	1,433	1,386,700
3.00%, 01/15/27 (Call 10/15/26)	3,775	4,087,268
3.25%, 06/15/29 (Call 03/15/29)	1,082	1,191,899
3.25%, 01/15/31 (Call 10/15/30)	3,234	3,572,147
3.65%, 01/15/28 (Call 10/15/27)	2,320	2,604,641
3.88%, 07/15/24 (Call 04/15/24)	1,975	2,135,153
3.88%, 04/15/25 (Call 02/15/25)	1,972	2,171,626
4.13%, 10/15/26 (Call 07/15/26)	2,376	2,692,483
4.65%, 08/01/23 (Call 05/01/23)	2,276	2,435,092
4.65%, 03/15/47 (Call 09/15/46)	2,128	2,813,791
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	1,140	1,213,120
3.60%, 02/01/27 (Call 11/01/26)	436	483,110
3.70%, 06/15/30 (Call 03/15/30)	535	599,735
4.13%, 03/15/28 (Call 12/15/27)	1,046	1,187,723
4.40%, 02/01/47 (Call 08/01/46)	2,153	2,588,961
4.65%, 03/15/49 (Call 09/15/48)	1,966	2,449,616
Retail Properties of America Inc., 4.75%, 09/15/30 (Call 06/15/30)	1,380	1,546,414
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	3,678	3,616,835
2.15%, 09/01/31 (Call 06/01/31)	2,225	2,187,219
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	1,694	1,814,359
4.80%, 06/01/24 (Call 05/01/24)	2,238	2,444,881
5.13%, 08/15/26 (Call 05/15/26)	2,361	2,662,523

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	$2,150	$2,172,252
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	3,050	3,040,728
1.75%, 02/01/28 (Call 11/01/27)	255	255,898
2.00%, 09/13/24 (Call 06/13/24)	5,222	5,410,723
2.20%, 02/01/31 (Call 11/01/30)	799	797,410
2.25%, 01/15/32 (Call 10/15/31)	3,000	2,976,690
2.45%, 09/13/29 (Call 06/13/29)	4,403	4,546,934
2.65%, 07/15/30 (Call 04/15/30)	943	984,143
2.75%, 02/01/23 (Call 11/01/22)	3,673	3,776,542
2.75%, 06/01/23 (Call 03/01/23)	1,475	1,528,144
3.25%, 11/30/26 (Call 08/30/26)	4,183	4,570,262
3.25%, 09/13/49 (Call 03/13/49)	4,178	4,300,583
3.30%, 01/15/26 (Call 10/15/25)	2,147	2,327,842
3.38%, 10/01/24 (Call 07/01/24)	7,600	8,160,956
3.38%, 06/15/27 (Call 03/15/27)	1,192	1,310,270
3.38%, 12/01/27 (Call 09/01/27)	3,268	3,597,284
3.50%, 09/01/25 (Call 06/01/25)	2,713	2,959,286
3.75%, 02/01/24 (Call 11/01/23)	3,742	4,000,872
3.80%, 07/15/50 (Call 01/15/50)	2,015	2,271,832
4.25%, 10/01/44 (Call 04/01/44)	1,052	1,251,291
4.25%, 11/30/46 (Call 05/30/46)	2,232	2,654,652
4.75%, 03/15/42 (Call 09/15/41)	2,152	2,681,865
6.75%, 02/01/40 (Call 11/01/39)	2,298	3,464,947
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	2,325	2,464,686
4.25%, 02/01/26 (Call 11/01/25)	2,029	2,219,422
4.70%, 06/01/27 (Call 03/01/27)	2,679	3,016,661
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	4,043	4,151,272
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(b)	769	797,168
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	451	453,165
2.70%, 02/15/32 (Call 11/15/31)	255	257,275
3.20%, 01/15/27 (Call 11/15/26)	1,542	1,654,905
3.20%, 02/15/31 (Call 11/15/30)	725	767,688
3.40%, 01/15/30 (Call 10/15/29)	1,310	1,406,547
4.00%, 07/15/29 (Call 04/15/29)	2,520	2,834,546
4.45%, 09/15/26 (Call 06/15/26)	1,046	1,177,085
STORE Capital Corp.
2.75%, 11/18/30 (Call 08/18/30)	339	345,522
4.50%, 03/15/28 (Call 12/15/27)	1,712	1,951,184
4.63%, 03/15/29 (Call 12/15/28)	1,041	1,198,899
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	2,100	2,139,627
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	75	73,204
3.13%, 09/01/26 (Call 06/01/26)	645	675,283
3.88%, 07/15/27 (Call 04/15/27)(b)	2,165	2,353,528
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	1,780	1,689,487
2.10%, 08/01/32 (Call 05/01/32)	1,245	1,215,008
2.10%, 06/15/33 (Call 03/15/33)	585	566,134
2.95%, 09/01/26 (Call 06/01/26)	684	733,234
3.00%, 08/15/31 (Call 05/15/31)	2,238	2,374,540
3.10%, 11/01/34 (Call 08/01/34)	2,318	2,473,607
3.20%, 01/15/30 (Call 10/15/29)	2,098	2,279,834
3.50%, 07/01/27 (Call 04/01/27)	873	965,180

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 01/15/28 (Call 10/15/27)	$975	$1,073,309
4.40%, 01/26/29 (Call 10/26/28)	1,755	2,036,625
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	3,700	3,718,093
2.65%, 01/15/25 (Call 12/15/24)	2,529	2,652,997
3.00%, 01/15/30 (Call 10/15/29)	1,950	2,055,163
3.13%, 06/15/23 (Call 03/15/23)(b)	1,684	1,764,950
3.25%, 10/15/26 (Call 07/15/26)	639	690,503
3.50%, 04/15/24 (Call 03/15/24)	1,780	1,896,839
3.50%, 02/01/25 (Call 11/01/24)	2,588	2,781,712
3.75%, 05/01/24 (Call 02/01/24)	2,480	2,651,765
3.85%, 04/01/27 (Call 01/01/27)	1,170	1,306,293
4.00%, 03/01/28 (Call 12/01/27)	843	948,898
4.13%, 01/15/26 (Call 10/15/25)	5,117	5,693,942
4.38%, 02/01/45 (Call 08/01/44)	338	394,091
4.40%, 01/15/29 (Call 10/15/28)	4,189	4,824,597
4.75%, 11/15/30 (Call 08/15/30)	850	1,013,549
4.88%, 04/15/49 (Call 10/15/48)	1,927	2,444,457
5.70%, 09/30/43 (Call 03/30/43)	900	1,210,752
VEREIT Operating Partnership LP
2.20%, 06/15/28 (Call 04/15/28)	245	250,983
2.85%, 12/15/32 (Call 09/15/32)	376	398,316
3.10%, 12/15/29 (Call 09/15/29)	994	1,069,922
3.40%, 01/15/28 (Call 11/15/27)	1,450	1,583,560
3.95%, 08/15/27 (Call 05/15/27)	3,344	3,782,031
4.60%, 02/06/24 (Call 11/06/23)	1,964	2,128,053
4.63%, 11/01/25 (Call 09/01/25)	1,576	1,785,860
4.88%, 06/01/26 (Call 03/01/26)	3,809	4,399,890
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,010	1,034,371
3.40%, 06/01/31 (Call 03/01/31)	1,000	1,044,560
3.50%, 01/15/25 (Call 11/15/24)	3,155	3,362,315
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	2,575	2,596,063
2.70%, 02/15/27 (Call 12/15/26)	1,584	1,683,776
2.75%, 01/15/31 (Call 10/15/30)	451	470,163
2.80%, 06/01/31 (Call 03/01/31)	3,165	3,308,153
3.10%, 01/15/30 (Call 10/15/29)	2,510	2,681,031
3.63%, 03/15/24 (Call 02/15/24)	4,197	4,481,976
4.00%, 06/01/25 (Call 03/01/25)	3,467	3,813,631
4.13%, 03/15/29 (Call 09/15/28)	1,961	2,236,403
4.25%, 04/01/26 (Call 01/01/26)	2,212	2,485,669
4.25%, 04/15/28 (Call 01/15/28)	3,178	3,652,889
4.50%, 01/15/24 (Call 10/15/23)	1,606	1,734,175
4.95%, 09/01/48 (Call 03/01/48)	270	350,025
6.50%, 03/15/41 (Call 09/15/40)	2,057	2,979,626
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	2,219	2,543,063
4.00%, 04/15/30 (Call 01/15/30)	3,130	3,579,218
6.95%, 10/01/27	1,029	1,330,343
7.38%, 03/15/32	4,523	6,529,765
8.50%, 01/15/25	50	62,072
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	375	366,143
2.40%, 02/01/31 (Call 11/01/30)	1,645	1,655,479
3.85%, 07/15/29 (Call 04/15/29)	1,055	1,180,134
4.00%, 02/01/25 (Call 12/01/24)	2,303	2,508,451
4.25%, 10/01/26 (Call 07/01/26)	910	1,031,713
4.60%, 04/01/24 (Call 01/01/24)	1,982	2,155,702

		933,260,315

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail — 0.8%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	$1,161	$1,165,098
3.90%, 04/15/30 (Call 01/15/30)	1,792	2,003,546
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	702	698,202
2.40%, 08/01/31 (Call 05/01/31)	1,330	1,316,713
3.50%, 11/15/24 (Call 09/15/24)	2,644	2,839,074
3.80%, 11/15/27 (Call 08/15/27)	177	195,700
4.50%, 10/01/25 (Call 07/01/25)	1,849	2,064,612
4.75%, 06/01/30 (Call 03/01/30)	1,333	1,573,193
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	286	275,103
2.88%, 01/15/23 (Call 10/15/22)	913	937,523
3.13%, 07/15/23 (Call 04/15/23)	1,571	1,639,260
3.13%, 04/18/24 (Call 03/18/24)	1,409	1,495,301
3.13%, 04/21/26 (Call 01/21/26)	2,773	3,007,790
3.25%, 04/15/25 (Call 01/15/25)	2,693	2,895,944
3.63%, 04/15/25 (Call 03/15/25)	485	528,136
3.75%, 06/01/27 (Call 03/01/27)	1,724	1,938,604
3.75%, 04/18/29 (Call 01/18/29)	3,045	3,422,215
4.00%, 04/15/30 (Call 01/15/30)	760	871,340
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	5,460	5,391,805
4.45%, 10/01/28 (Call 07/01/28)	2,999	3,495,604
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	3,931	3,974,556
1.60%, 04/20/30 (Call 01/20/30)	5,638	5,597,068
1.75%, 04/20/32 (Call 01/20/32)	4,580	4,564,565
2.75%, 05/18/24 (Call 03/18/24)	4,638	4,908,720
3.00%, 05/18/27 (Call 02/18/27)(b)	3,955	4,351,884
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	5,019	5,571,692
4.55%, 02/15/48 (Call 08/15/47)	1,325	1,554,305
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	3,205	3,328,393
3.50%, 04/03/30 (Call 01/03/30)	869	968,874
3.88%, 04/15/27 (Call 01/15/27)	3,584	4,029,097
4.13%, 05/01/28 (Call 02/01/28)	2,037	2,345,096
4.13%, 04/03/50 (Call 10/03/49)	3,215	3,848,709
4.15%, 11/01/25 (Call 08/01/25)	1,907	2,129,432
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	4,538	4,771,707
4.00%, 05/15/25 (Call 03/15/25)	3,595	3,947,813
4.20%, 05/15/28 (Call 02/15/28)	5,233	5,955,782
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	1,805	1,760,778
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(b)	4,265	4,148,395
1.38%, 03/15/31 (Call 12/15/30)	9,460	9,132,022
2.13%, 09/15/26 (Call 06/15/26)	3,360	3,536,232
2.38%, 03/15/51 (Call 09/15/50)	5,600	5,243,952
2.50%, 04/15/27 (Call 02/15/27)	6,129	6,554,475
2.70%, 04/01/23 (Call 01/01/23)	4,240	4,378,690
2.70%, 04/15/30 (Call 01/15/30)	4,079	4,382,070
2.80%, 09/14/27 (Call 06/14/27)	2,789	3,035,938
2.95%, 06/15/29 (Call 03/15/29)	1,156	1,265,589
3.00%, 04/01/26 (Call 01/01/26)	4,897	5,321,766
3.13%, 12/15/49 (Call 06/15/49)	5,594	5,996,041
3.30%, 04/15/40 (Call 10/15/39)	1,922	2,131,075
3.35%, 09/15/25 (Call 06/15/25)	1,535	1,679,566
3.35%, 04/15/50 (Call 10/15/49)	6,231	6,944,450

Security	Par (000)	Value

Retail (continued)
3.50%, 09/15/56 (Call 03/15/56)	$3,055	$3,488,016
3.75%, 02/15/24 (Call 11/15/23)	2,928	3,141,598
3.90%, 12/06/28 (Call 09/06/28)	3,201	3,717,033
3.90%, 06/15/47 (Call 12/15/46)	3,620	4,349,973
4.20%, 04/01/43 (Call 10/01/42)	4,464	5,511,924
4.25%, 04/01/46 (Call 10/01/45)	4,985	6,277,910
4.40%, 03/15/45 (Call 09/15/44)	2,302	2,942,946
4.50%, 12/06/48 (Call 06/06/48)	4,948	6,502,414
4.88%, 02/15/44 (Call 08/15/43)	4,430	5,970,311
5.40%, 09/15/40 (Call 03/15/40)	2,314	3,215,696
5.88%, 12/16/36	8,278	11,876,943
5.95%, 04/01/41 (Call 10/01/40)	4,515	6,636,824
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	2,860	3,552,520
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	5,512	5,409,973
1.70%, 10/15/30 (Call 07/15/30)	3,318	3,219,588
2.50%, 04/15/26 (Call 01/15/26)	2,251	2,392,700
2.63%, 04/01/31 (Call 01/01/31)	5,805	6,054,963
3.00%, 10/15/50 (Call 04/15/50)	3,053	3,058,709
3.10%, 05/03/27 (Call 02/03/27)	4,066	4,441,942
3.13%, 09/15/24 (Call 06/15/24)	3,880	4,144,965
3.38%, 09/15/25 (Call 06/15/25)	5,347	5,835,074
3.50%, 04/01/51 (Call 10/01/50)	5,455	5,944,150
3.65%, 04/05/29 (Call 01/05/29)	4,128	4,632,937
3.70%, 04/15/46 (Call 10/15/45)	5,901	6,584,277
3.88%, 09/15/23 (Call 06/15/23)	1,337	1,420,442
4.00%, 04/15/25 (Call 03/15/25)	4,652	5,123,387
4.05%, 05/03/47 (Call 11/03/46)	6,719	7,851,823
4.38%, 09/15/45 (Call 03/15/45)	1,428	1,733,164
4.50%, 04/15/30 (Call 01/15/30)	7,516	8,919,688
4.55%, 04/05/49 (Call 10/05/48)	133	167,588
4.65%, 04/15/42 (Call 10/15/41)	2,055	2,576,271
5.00%, 04/15/40 (Call 10/15/39)	1,866	2,420,930
5.13%, 04/15/50 (Call 10/15/49)	110	150,777
5.50%, 10/15/35	163	215,527
6.50%, 03/15/29	505	657,005
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	502	511,889
2.13%, 03/01/30 (Call 12/01/29)	1,085	1,104,270
2.63%, 09/01/29 (Call 06/01/29)	3,908	4,124,230
3.25%, 06/10/24	1,127	1,206,645
3.30%, 07/01/25 (Call 06/15/25)	6,501	7,048,254
3.35%, 04/01/23 (Call 03/01/23)	3,993	4,169,730
3.38%, 05/26/25 (Call 02/26/25)	2,045	2,214,367
3.50%, 03/01/27 (Call 12/01/26)	1,579	1,744,953
3.50%, 07/01/27 (Call 05/01/27)	4,073	4,527,262
3.60%, 07/01/30 (Call 04/01/30)	1,865	2,106,051
3.63%, 05/01/43	1,771	1,990,037
3.63%, 09/01/49 (Call 03/01/49)	4,217	4,741,510
3.70%, 01/30/26 (Call 10/30/25)	4,015	4,445,488
3.70%, 02/15/42	3,221	3,631,323
3.80%, 04/01/28 (Call 01/01/28)	3,311	3,746,562
4.20%, 04/01/50 (Call 10/01/49)	2,720	3,339,997
4.45%, 03/01/47 (Call 09/01/46)	3,785	4,717,813
4.45%, 09/01/48 (Call 03/01/48)	2,535	3,180,867
4.60%, 05/26/45 (Call 11/26/44)	3,784	4,788,501
4.70%, 12/09/35 (Call 06/09/35)	2,978	3,728,277
4.88%, 07/15/40	1,437	1,845,870
4.88%, 12/09/45 (Call 06/09/45)	5,710	7,513,104
5.70%, 02/01/39	1,169	1,615,920

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
6.30%, 10/15/37	$2,368	$3,418,492
6.30%, 03/01/38	1,288	1,870,112
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(b)	1,250	1,310,888
4.25%, 08/01/31 (Call 05/01/31)	360	375,422
4.38%, 04/01/30 (Call 01/01/30)(b)	1,725	1,797,640
5.00%, 01/15/44 (Call 07/15/43)	725	719,722
6.95%, 03/15/28	725	857,160
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,265	1,227,252
3.55%, 03/15/26 (Call 12/15/25)	2,633	2,906,200
3.60%, 09/01/27 (Call 06/01/27)	700	786,317
3.85%, 06/15/23 (Call 03/15/23)	1,764	1,854,511
3.90%, 06/01/29 (Call 03/01/29)	3,127	3,551,740
4.20%, 04/01/30 (Call 01/01/30)	1,326	1,541,250
4.35%, 06/01/28 (Call 03/01/28)	1,375	1,599,730
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	2,943	2,895,265
1.88%, 04/15/31 (Call 01/15/31)	1,075	1,051,855
4.60%, 04/15/25 (Call 03/15/25)	2,277	2,552,676
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	1,776	1,835,372
2.25%, 03/12/30 (Call 12/12/29)	2,785	2,842,650
2.45%, 06/15/26 (Call 03/15/26)	1,246	1,320,424
2.55%, 11/15/30 (Call 08/15/30)	2,986	3,114,726
3.10%, 03/01/23 (Call 02/01/23)	4,482	4,655,857
3.35%, 03/12/50 (Call 09/12/49)	2,653	2,838,047
3.50%, 03/01/28 (Call 12/01/27)	2,001	2,231,535
3.50%, 11/15/50 (Call 05/15/50)	2,550	2,793,423
3.55%, 08/15/29 (Call 05/15/29)	2,695	3,022,335
3.75%, 12/01/47 (Call 06/01/47)	1,967	2,217,242
3.80%, 08/15/25 (Call 06/15/25)	3,061	3,380,783
3.85%, 10/01/23 (Call 07/01/23)	2,956	3,141,578
4.00%, 11/15/28 (Call 08/15/28)	3,499	4,040,435
4.30%, 06/15/45 (Call 12/10/44)	2,316	2,800,901
4.45%, 08/15/49 (Call 02/15/49)	849	1,070,063
4.50%, 11/15/48 (Call 05/15/48)	4,035	5,114,403
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	8,026	8,437,493
2.35%, 02/15/30 (Call 11/15/29)	3,526	3,707,413
2.50%, 04/15/26	4,150	4,460,171
2.65%, 09/15/30 (Call 06/15/30)	5,034	5,428,414
3.38%, 04/15/29 (Call 01/15/29)	6,322	7,105,422
3.50%, 07/01/24	6,675	7,236,034
3.63%, 04/15/46	4,568	5,492,152
3.90%, 11/15/47 (Call 05/15/47)	3,857	4,870,157
4.00%, 07/01/42	2,166	2,723,593
7.00%, 01/15/38	160	259,744
TJX Companies Inc. (The)
1.60%, 05/15/31 (Call 02/15/31)	250	244,433
2.25%, 09/15/26 (Call 06/15/26)	6,875	7,255,256
2.50%, 05/15/23 (Call 02/15/23)	2,025	2,090,448
3.88%, 04/15/30 (Call 01/15/30)	1,375	1,588,111
4.50%, 04/15/50 (Call 10/15/49)	2,075	2,780,625
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	1,635	1,591,787
Walgreen Co., 3.10%, 09/15/22	1,691	1,737,908
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)	2,000	2,160,740
3.45%, 06/01/26 (Call 03/01/26)	2,252	2,458,531
4.10%, 04/15/50 (Call 10/15/49)	1,850	2,101,489

Security	Par (000)	Value

Retail (continued)
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	$7,708	$7,906,866
2.38%, 09/24/29 (Call 06/24/29)	2,009	2,139,947
2.55%, 04/11/23 (Call 01/11/23)	6,720	6,935,645
2.65%, 12/15/24 (Call 10/15/24)	6,279	6,694,419
2.85%, 07/08/24 (Call 06/08/24)	7,249	7,718,663
2.95%, 09/24/49 (Call 03/24/49)	4,797	5,173,373
3.05%, 07/08/26 (Call 05/08/26)	10,022	10,974,691
3.25%, 07/08/29 (Call 04/08/29)	8,131	9,128,023
3.30%, 04/22/24 (Call 01/22/24)	7,975	8,515,944
3.40%, 06/26/23 (Call 05/26/23)	3,322	3,503,614
3.55%, 06/26/25 (Call 04/26/25)	3,049	3,355,821
3.63%, 12/15/47 (Call 06/15/47)	5,855	6,937,180
3.70%, 06/26/28 (Call 03/26/28)	9,457	10,800,840
3.95%, 06/28/38 (Call 12/28/37)	10,319	12,518,495
4.00%, 04/11/43 (Call 10/11/42)	4,810	5,882,341
4.05%, 06/29/48 (Call 12/29/47)	10,886	13,807,149
4.30%, 04/22/44 (Call 10/22/43)	4,088	5,205,414
4.88%, 07/08/40	395	528,044
5.00%, 10/25/40	2,767	3,765,140
5.25%, 09/01/35	3,527	4,856,362
5.63%, 04/01/40	465	672,604
5.63%, 04/15/41	1,031	1,510,693
5.88%, 04/05/27	698	872,535
6.20%, 04/15/38	665	996,356
6.50%, 08/15/37	1,948	2,975,102
7.55%, 02/15/30	291	425,887

		687,563,478

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(a)	1,440	1,561,176
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	6,553	6,765,055

		8,326,231

Semiconductors — 0.6%
Altera Corp., 4.10%, 11/15/23	2,372	2,560,811
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	1,330	1,380,208
2.95%, 04/01/25 (Call 03/01/25)	406	434,099
3.13%, 12/05/23 (Call 10/05/23)	4,556	4,807,947
3.50%, 12/05/26 (Call 09/05/26)	3,778	4,181,301
3.90%, 12/15/25 (Call 09/15/25)	3,292	3,668,309
5.30%, 12/15/45 (Call 06/15/45)	1,494	2,066,082
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	3,020	3,006,410
2.75%, 06/01/50 (Call 12/01/49)	3,836	3,848,122
3.30%, 04/01/27 (Call 01/01/27)	4,205	4,657,206
3.90%, 10/01/25 (Call 07/01/25)	3,106	3,459,618
4.35%, 04/01/47 (Call 10/01/46)	2,577	3,302,374
5.10%, 10/01/35 (Call 04/01/35)	4,784	6,375,589
5.85%, 06/15/41	1,859	2,761,470
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	752	799,722
3.50%, 01/15/28 (Call 10/15/27)	4,896	5,326,407
3.63%, 01/15/24 (Call 11/15/23)	316	335,870
3.88%, 01/15/27 (Call 10/15/26)	14,382	15,874,564
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(c)	2,745	2,737,973
2.45%, 02/15/31 (Call 11/15/30)(c)	11,250	11,143,125

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.60%, 02/15/33 (Call 11/15/32)(c)	$3,900	$3,857,763
3.15%, 11/15/25 (Call 10/15/25)	1,418	1,518,990
3.42%, 04/15/33 (Call 01/15/33)(c)	17,026	18,048,411
3.46%, 09/15/26 (Call 07/15/26)	6,147	6,672,630
3.47%, 04/15/34 (Call 01/15/34)(c)	11,305	11,977,534
3.50%, 02/15/41 (Call 08/15/40)(c)	3,480	3,560,666
3.75%, 02/15/51 (Call 08/15/50)(c)	3,140	3,280,829
4.11%, 09/15/28 (Call 06/15/28)	3,710	4,163,844
4.15%, 11/15/30 (Call 08/15/30)	10,842	12,206,140
4.30%, 11/15/32 (Call 08/15/32)	7,889	9,036,139
4.70%, 04/15/25 (Call 03/15/25)	320	358,173
4.75%, 04/15/29 (Call 01/15/29)	10,761	12,506,649
5.00%, 04/15/30 (Call 01/15/30)	6,340	7,519,811
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	3,595	3,616,067
2.00%, 08/12/31 (Call 05/12/31)	5,000	5,028,200
2.45%, 11/15/29 (Call 08/15/29)	8,387	8,848,872
2.60%, 05/19/26 (Call 02/19/26)	4,408	4,728,021
2.70%, 12/15/22	7,532	7,770,162
2.80%, 08/12/41 (Call 02/12/41)	585	593,757
2.88%, 05/11/24 (Call 03/11/24)	5,024	5,328,856
3.05%, 08/12/51 (Call 02/12/51)	165	169,945
3.10%, 02/15/60 (Call 08/15/59)	4,410	4,491,585
3.15%, 05/11/27 (Call 02/11/27)	3,013	3,319,452
3.20%, 08/12/61 (Call 02/12/61)	310	321,244
3.25%, 11/15/49 (Call 05/15/49)	9,308	9,940,199
3.40%, 03/25/25 (Call 02/25/25)	7,197	7,827,169
3.70%, 07/29/25 (Call 04/29/25)	8,408	9,261,496
3.73%, 12/08/47 (Call 06/08/47)	3,382	3,875,738
3.75%, 03/25/27 (Call 01/25/27)	4,543	5,139,314
3.90%, 03/25/30 (Call 12/25/29)	6,634	7,712,423
4.00%, 12/15/32	2,731	3,296,235
4.10%, 05/19/46 (Call 11/19/45)	6,242	7,544,518
4.10%, 05/11/47 (Call 11/11/46)	4,038	4,874,472
4.25%, 12/15/42(b)	482	594,094
4.60%, 03/25/40 (Call 09/25/39)	5,404	6,882,480
4.75%, 03/25/50 (Call 09/25/49)	5,731	7,686,646
4.80%, 10/01/41	375	491,321
4.90%, 07/29/45 (Call 01/29/45)	1,566	2,097,438
4.95%, 03/25/60 (Call 09/25/59)	3,039	4,287,877
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	2,767	3,020,208
4.10%, 03/15/29 (Call 12/15/28)	2,570	2,964,135
4.65%, 11/01/24 (Call 08/01/24)	2,956	3,280,894
5.00%, 03/15/49 (Call 09/15/48)	2,149	2,947,268
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	3,124	3,148,836
2.88%, 06/15/50 (Call 12/15/49)	2,849	2,927,404
3.13%, 06/15/60 (Call 12/15/59)	2,915	3,087,364
3.75%, 03/15/26 (Call 01/15/26)	3,365	3,759,176
3.80%, 03/15/25 (Call 12/15/24)	2,322	2,546,746
4.00%, 03/15/29 (Call 12/15/28)	4,601	5,333,755
4.88%, 03/15/49 (Call 09/15/48)	1,750	2,414,230
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(c)	3,760	3,786,546
2.45%, 04/15/28 (Call 02/15/28)(c)	3,635	3,738,670
2.95%, 04/15/31 (Call 01/15/31)(c)	1,415	1,469,039
4.20%, 06/22/23 (Call 05/22/23)(c)	4,197	4,446,554
4.88%, 06/22/28 (Call 03/22/28)(c)	3,762	4,379,194

Security	Par (000)	Value

Semiconductors (continued)
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	$4,468	$4,634,746
3.45%, 06/15/27 (Call 03/15/27)	1,049	1,163,803
Microchip Technology Inc.
2.67%, 09/01/23	120	124,595
4.33%, 06/01/23 (Call 05/01/23)	783	830,317
Micron Technology Inc.
2.50%, 04/24/23	1,074	1,108,443
4.19%, 02/15/27 (Call 12/15/26)	2,572	2,922,564
4.64%, 02/06/24 (Call 01/06/24)	4,119	4,482,461
4.66%, 02/15/30 (Call 11/15/29)	3,677	4,307,495
4.98%, 02/06/26 (Call 12/06/25)	4,026	4,633,242
5.33%, 02/06/29 (Call 11/06/28)	3,370	4,077,329
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	6,385	6,416,478
2.00%, 06/15/31 (Call 03/15/31)	7,075	7,138,392
2.85%, 04/01/30 (Call 01/01/30)	6,659	7,210,432
3.20%, 09/16/26 (Call 06/16/26)	3,222	3,544,844
3.50%, 04/01/40 (Call 10/01/39)	5,709	6,501,295
3.50%, 04/01/50 (Call 10/01/49)	6,492	7,452,946
3.70%, 04/01/60 (Call 10/01/59)	1,585	1,888,955
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(c)	2,237	2,449,694
5.35%, 03/01/26 (Call 01/01/26)(c)	2,720	3,168,664
5.55%, 12/01/28 (Call 09/01/28)(c)	2,672	3,273,440
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(c)	6,445	6,629,456
2.70%, 05/01/25 (Call 04/01/25)(c)	1,699	1,787,416
3.15%, 05/01/27 (Call 03/01/27)(c)	3,485	3,742,402
3.25%, 05/11/41 (Call 11/11/40)(c)	4,475	4,746,722
3.40%, 05/01/30 (Call 02/01/30)(c)	4,258	4,673,283
3.88%, 06/18/26 (Call 04/18/26)(c)	2,740	3,037,098
4.30%, 06/18/29 (Call 03/18/29)(c)	3,684	4,235,495
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	3,490	3,446,724
1.65%, 05/20/32 (Call 02/20/32)	4,503	4,350,754
2.15%, 05/20/30 (Call 02/20/30)	5,194	5,316,371
2.60%, 01/30/23 (Call 12/30/22)	535	551,885
2.90%, 05/20/24 (Call 03/20/24)	88	93,386
3.25%, 05/20/27 (Call 02/20/27)	8,757	9,696,101
3.25%, 05/20/50 (Call 11/20/49)	3,934	4,323,269
3.45%, 05/20/25 (Call 02/20/25)	346	376,701
4.30%, 05/20/47 (Call 11/20/46)	6,511	8,268,775
4.65%, 05/20/35 (Call 11/20/34)	3,556	4,520,281
4.80%, 05/20/45 (Call 11/20/44)	1,376	1,845,808
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 06/01/22)	650	651,463
1.80%, 06/01/26 (Call 05/01/26)	1,065	1,082,722
3.00%, 06/01/31 (Call 03/01/31)	1,275	1,327,199
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	3,133	3,195,503
1.75%, 05/04/30 (Call 02/04/30)	2,435	2,435,170
2.25%, 05/01/23 (Call 02/01/23)	1,252	1,287,319
2.25%, 09/04/29 (Call 06/04/29)	2,304	2,407,150
2.63%, 05/15/24 (Call 03/15/24)	1,053	1,108,619
2.90%, 11/03/27 (Call 08/03/27)	4,366	4,776,710
3.88%, 03/15/39 (Call 09/15/38)	4,503	5,445,973
4.15%, 05/15/48 (Call 11/15/47)	4,266	5,400,841

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	$2,581	$2,653,036
2.95%, 06/01/24 (Call 04/01/24)	5,829	6,155,599

		543,311,752

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)(c)	2,010	2,011,930
3.48%, 12/01/27 (Call 09/01/27)	1,572	1,715,398
3.84%, 05/01/25 (Call 04/01/25)	1,775	1,935,016
4.20%, 05/01/30 (Call 02/01/30)	895	1,026,126

		6,688,470

Software — 0.8%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	1,546	1,453,843
2.50%, 09/15/50 (Call 03/15/50)	6,273	5,601,914
3.40%, 09/15/26 (Call 06/15/26)	1,865	2,054,223
3.40%, 06/15/27 (Call 03/15/27)	1,711	1,896,096
4.50%, 06/15/47 (Call 12/15/46)	2,482	3,083,587
Adobe Inc.
1.70%, 02/01/23	2,011	2,052,768
1.90%, 02/01/25 (Call 01/01/25)	2,408	2,498,998
2.15%, 02/01/27 (Call 12/01/26)	2,311	2,427,682
2.30%, 02/01/30 (Call 11/01/29)	5,128	5,355,734
3.25%, 02/01/25 (Call 11/01/24)	2,733	2,946,803
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	1,417	1,505,307
3.50%, 06/15/27 (Call 03/15/27)	3,180	3,522,581
3.60%, 12/15/22 (Call 09/15/22)	2,120	2,186,547
4.38%, 06/15/25 (Call 03/15/25)	2,727	3,038,887
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	3,480	3,580,433
2.90%, 12/01/29 (Call 09/01/29)	4,861	5,157,715
3.40%, 06/27/26 (Call 03/27/26)	1,894	2,081,828
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	2,641	2,984,251
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	1,800	1,973,736
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	1,350	1,333,760
3.30%, 03/01/30 (Call 12/01/29)	2,206	2,324,286
4.50%, 12/01/27 (Call 09/01/27)	4,394	5,009,116
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	1,650	1,621,620
2.95%, 02/15/51 (Call 08/15/50)	2,505	2,476,343
4.80%, 03/01/26 (Call 12/01/25)	3,958	4,548,652
Fidelity National Information Services Inc.
0.38%, 03/01/23	7,300	7,298,759
0.60%, 03/01/24	3,170	3,170,349
1.15%, 03/01/26 (Call 02/01/26)	4,233	4,215,602
1.65%, 03/01/28 (Call 01/01/28)	4,250	4,249,575
2.25%, 03/01/31 (Call 12/01/30)	3,960	3,993,818
3.10%, 03/01/41 (Call 09/01/40)	3,365	3,496,740
4.50%, 08/15/46 (Call 02/15/46)	1,629	2,029,734
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	1,124	1,168,229
2.65%, 06/01/30 (Call 03/01/30)	5,759	5,981,297
2.75%, 07/01/24 (Call 06/01/24)	6,229	6,581,561
3.20%, 07/01/26 (Call 05/01/26)	7,494	8,145,903
3.50%, 10/01/22 (Call 07/01/22)	2,440	2,504,465
3.50%, 07/01/29 (Call 04/01/29)	10,247	11,274,057

Security	Par (000)	Value

Software (continued)
3.80%, 10/01/23 (Call 09/01/23)	$2,721	$2,901,647
3.85%, 06/01/25 (Call 03/01/25)	3,635	3,991,339
4.20%, 10/01/28 (Call 07/01/28)	2,462	2,828,321
4.40%, 07/01/49 (Call 01/01/49)	5,080	6,225,997
Intuit Inc.
0.65%, 07/15/23	4,511	4,536,442
0.95%, 07/15/25 (Call 06/15/25)	5,370	5,391,534
1.35%, 07/15/27 (Call 05/15/27)	5,424	5,477,643
1.65%, 07/15/30 (Call 04/15/30)	4,497	4,482,070
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	7,109	7,334,000
2.13%, 11/15/22	2,240	2,291,542
2.38%, 05/01/23 (Call 02/01/23)	4,265	4,394,485
2.40%, 08/08/26 (Call 05/08/26)	10,652	11,391,462
2.53%, 06/01/50 (Call 12/01/49)	32,684	32,612,095
2.65%, 11/03/22 (Call 09/03/22)	5,479	5,615,372
2.68%, 06/01/60 (Call 12/01/59)	12,953	13,062,323
2.70%, 02/12/25 (Call 11/12/24)	7,215	7,689,170
2.88%, 02/06/24 (Call 12/06/23)	9,220	9,736,320
2.92%, 03/17/52 (Call 09/17/51)	41,341	44,387,005
3.04%, 03/17/62 (Call 09/17/61)	7,119	7,739,706
3.13%, 11/03/25 (Call 08/03/25)	5,131	5,595,202
3.30%, 02/06/27 (Call 11/06/26)	12,140	13,542,656
3.45%, 08/08/36 (Call 02/08/36)	3,726	4,362,885
3.50%, 02/12/35 (Call 08/12/34)	9,466	11,127,472
3.50%, 11/15/42	410	479,639
3.63%, 12/15/23 (Call 09/15/23)	6,880	7,357,059
3.70%, 08/08/46 (Call 02/08/46)	360	437,976
3.75%, 02/12/45 (Call 08/12/44)	50	60,769
3.95%, 08/08/56 (Call 02/08/56)	225	286,706
4.20%, 11/03/35 (Call 05/03/35)	45	56,492
4.25%, 02/06/47 (Call 08/06/46)	475	628,316
4.45%, 11/03/45 (Call 05/03/45)	220	296,661
4.50%, 10/01/40	60	79,618
4.50%, 02/06/57 (Call 08/06/56)	100	141,810
4.75%, 11/03/55 (Call 05/03/55)	1	935
5.30%, 02/08/41	100	144,634
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	5,975	6,070,899
2.30%, 03/25/28 (Call 01/25/28)	8,635	8,914,256
2.40%, 09/15/23 (Call 07/15/23)	6,680	6,921,816
2.50%, 10/15/22	5,042	5,164,621
2.50%, 04/01/25 (Call 03/01/25)	8,164	8,564,036
2.63%, 02/15/23 (Call 01/15/23)	7,225	7,445,941
2.65%, 07/15/26 (Call 04/15/26)	12,866	13,628,053
2.80%, 04/01/27 (Call 02/01/27)	6,692	7,140,899
2.88%, 03/25/31 (Call 12/25/30)	8,766	9,232,702
2.95%, 11/15/24 (Call 09/15/24)	3,854	4,103,855
2.95%, 05/15/25 (Call 02/15/25)	6,789	7,224,718
2.95%, 04/01/30 (Call 01/01/30)	12,810	13,598,584
3.25%, 11/15/27 (Call 08/15/27)	6,647	7,257,859
3.25%, 05/15/30 (Call 02/15/30)	8,585	9,347,262
3.40%, 07/08/24 (Call 04/08/24)	7,079	7,578,353
3.60%, 04/01/40 (Call 10/01/39)	7,685	8,175,841
3.60%, 04/01/50 (Call 10/01/49)	16,736	17,464,016
3.63%, 07/15/23	2,997	3,172,774
3.65%, 03/25/41 (Call 09/25/40)	5,363	5,729,883
3.80%, 11/15/37 (Call 05/15/37)	6,903	7,567,897
3.85%, 07/15/36 (Call 01/15/36)	5,517	6,119,953
3.85%, 04/01/60 (Call 10/01/59)	10,710	11,519,033

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.90%, 05/15/35 (Call 11/15/34)	$4,245	$4,771,040
3.95%, 03/25/51 (Call 09/25/50)	5,545	6,145,801
4.00%, 07/15/46 (Call 01/15/46)	8,153	8,987,296
4.00%, 11/15/47 (Call 05/15/47)	4,217	4,636,423
4.10%, 03/25/61 (Call 09/25/60)	4,765	5,367,725
4.13%, 05/15/45 (Call 11/15/44)	6,809	7,644,192
4.30%, 07/08/34 (Call 01/08/34)	6,387	7,430,955
4.38%, 05/15/55 (Call 11/15/54)	7,524	8,833,402
4.50%, 07/08/44 (Call 01/08/44)	4,458	5,279,788
5.38%, 07/15/40	10,954	14,204,271
6.13%, 07/08/39	4,634	6,399,369
6.50%, 04/15/38	4,975	7,079,674
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,872	1,867,882
1.40%, 09/15/27 (Call 07/15/27)	6,104	6,078,119
1.75%, 02/15/31 (Call 11/15/30)	5,445	5,273,537
2.00%, 06/30/30 (Call 03/30/30)	2,166	2,156,470
2.35%, 09/15/24 (Call 08/15/24)	3,645	3,815,586
2.95%, 09/15/29 (Call 06/15/29)	2,495	2,682,250
3.13%, 11/15/22 (Call 08/15/22)	2,518	2,584,098
3.65%, 09/15/23 (Call 08/15/23)	2,303	2,445,625
3.80%, 12/15/26 (Call 09/15/26)	4,647	5,197,902
3.85%, 12/15/25 (Call 09/15/25)	2,566	2,840,613
4.20%, 09/15/28 (Call 06/15/28)	1,934	2,231,875
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	640	642,592
1.95%, 07/15/31 (Call 04/15/31)	1,275	1,293,424
2.70%, 07/15/41 (Call 01/15/41)	890	907,675
2.90%, 07/15/51 (Call 01/15/51)	1,280	1,314,291
3.05%, 07/15/61 (Call 01/15/61)	495	516,092
3.25%, 04/11/23 (Call 03/11/23)	6,107	6,385,113
3.70%, 04/11/28 (Call 01/11/28)	7,248	8,243,875
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	7,679	7,296,202
VMware Inc.
0.60%, 08/15/23	100	100,109
1.40%, 08/15/26 (Call 07/15/26)	300	299,673
3.90%, 08/21/27 (Call 05/21/27)	2,986	3,345,365
4.50%, 05/15/25 (Call 04/15/25)	1,356	1,514,842
4.65%, 05/15/27 (Call 03/15/27)	3,192	3,690,973
4.70%, 05/15/30 (Call 02/15/30)	590	704,820

		705,666,292

Telecommunications — 1.3%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	4,925	5,196,811
3.63%, 04/22/29 (Call 01/22/29)	1,321	1,453,391
4.38%, 07/16/42	4,835	5,909,095
4.38%, 04/22/49 (Call 10/22/48)	3,711	4,664,207
6.13%, 11/15/37	3,500	4,881,345
6.13%, 03/30/40	7,931	11,397,085
6.38%, 03/01/35	3,496	5,026,933
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	350	350,718
1.65%, 02/01/28 (Call 12/01/27)	8,726	8,727,483
1.70%, 03/25/26 (Call 03/25/23)	445	450,927
2.25%, 02/01/32 (Call 11/01/31)	10,985	10,921,946
2.30%, 06/01/27 (Call 04/01/27)	2,162	2,254,490
2.55%, 12/01/33 (Call 09/01/33)(c)	38,054	38,241,987
2.63%, 12/01/22 (Call 09/01/22)	2,515	2,573,096
2.75%, 06/01/31 (Call 03/01/31)	11,911	12,481,656
2.95%, 07/15/26 (Call 04/15/26)	755	813,301

Security	Par (000)	Value

Telecommunications (continued)
3.10%, 02/01/43 (Call 08/01/42)	$5,345	$5,306,676
3.30%, 02/01/52 (Call 08/01/51)	6,632	6,606,003
3.40%, 05/15/25 (Call 02/15/25)	1,052	1,142,125
3.50%, 06/01/41 (Call 12/01/40)	7,965	8,411,677
3.50%, 09/15/53 (Call 03/15/53)(c)	34,761	35,681,471
3.50%, 02/01/61 (Call 08/01/60)	4,661	4,622,220
3.55%, 09/15/55 (Call 03/15/55)(c)	36,043	36,819,727
3.60%, 07/15/25 (Call 04/15/25)	151	165,140
3.65%, 06/01/51 (Call 12/01/50)	6,649	7,035,440
3.65%, 09/15/59 (Call 03/15/59)(c)	22,254	22,900,034
3.80%, 03/01/24 (Call 01/01/24)	100	107,364
3.80%, 02/15/27 (Call 11/15/26)	287	320,415
3.80%, 12/01/57 (Call 06/01/57)(c)	20,281	21,586,894
3.85%, 06/01/60 (Call 12/01/59)	6,155	6,562,276
3.88%, 01/15/26 (Call 10/15/25)	550	610,687
3.90%, 03/11/24 (Call 12/11/23)	1,796	1,928,257
3.95%, 01/15/25 (Call 10/15/24)(b)	6,150	6,769,920
4.05%, 12/15/23	474	511,783
4.10%, 02/15/28 (Call 11/15/27)	440	502,102
4.13%, 02/17/26 (Call 11/17/25)	480	537,528
4.25%, 03/01/27 (Call 12/01/26)	90	102,601
4.30%, 02/15/30 (Call 11/15/29)	7,967	9,254,228
4.30%, 12/15/42 (Call 06/15/42)	923	1,066,859
4.35%, 03/01/29 (Call 12/01/28)	11,059	12,833,417
4.35%, 06/15/45 (Call 12/15/44)	135	156,329
4.45%, 04/01/24 (Call 01/01/24)	4,463	4,856,012
4.50%, 05/15/35 (Call 11/15/34)	10,416	12,340,877
4.50%, 03/09/48 (Call 09/09/47)	420	500,682
4.55%, 03/09/49 (Call 09/09/48)	1,171	1,403,678
4.65%, 06/01/44 (Call 12/01/43)	1,584	1,899,501
4.75%, 05/15/46 (Call 11/15/45)	521	637,746
4.80%, 06/15/44 (Call 12/15/43)	655	800,606
4.85%, 03/01/39 (Call 09/01/38)	9,197	11,271,843
4.85%, 07/15/45 (Call 01/15/45)	468	578,336
4.90%, 08/15/37 (Call 02/14/37)	3,298	4,086,387
4.90%, 06/15/42	4,796	5,977,638
5.15%, 03/15/42	455	577,986
5.15%, 11/15/46 (Call 05/15/46)	351	453,717
5.15%, 02/15/50 (Call 08/14/49)	385	498,533
5.25%, 03/01/37 (Call 09/01/36)	230	291,824
5.35%, 09/01/40	446	578,596
5.45%, 03/01/47 (Call 09/01/46)	725	966,990
5.55%, 08/15/41	259	344,457
5.65%, 02/15/47 (Call 08/15/46)	235	320,667
5.70%, 03/01/57 (Call 09/01/56)	92	128,196
6.00%, 08/15/40 (Call 05/15/40)	334	460,215
6.15%, 09/15/34	2,087	2,809,999
6.25%, 03/29/41	185	261,139
6.30%, 01/15/38	150	213,021
6.38%, 03/01/41	655	950,883
6.55%, 02/15/39	186	266,845
Bell Canada
4.30%, 07/29/49 (Call 01/29/49)	2,040	2,471,562
4.46%, 04/01/48 (Call 10/01/47)	3,916	4,875,577
Series US-3, 0.75%, 03/17/24	310	311,097
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	2,199	2,431,962
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	490	505,347
Bell Telephone Co of Canada or Bell Canada (The), Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	1,150	1,149,471

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	$3,024	$3,272,754
5.13%, 12/04/28 (Call 09/24/28)	4,048	4,792,265
9.63%, 12/15/30	6,736	10,398,094
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	2,597	2,692,648
2.50%, 09/20/26 (Call 06/20/26)	2,372	2,552,106
2.60%, 02/28/23	4,211	4,359,227
2.95%, 02/28/26	1,314	1,433,298
3.50%, 06/15/25	2,163	2,382,501
3.63%, 03/04/24	3,782	4,082,177
5.50%, 01/15/40	6,956	9,840,375
5.90%, 02/15/39	7,400	10,771,366
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	2,773	3,193,248
4.38%, 11/15/57 (Call 05/15/57)	2,112	2,601,456
4.70%, 03/15/37	538	653,105
4.75%, 03/15/42	599	764,498
5.35%, 11/15/48 (Call 05/15/48)	1,695	2,366,373
5.45%, 11/15/79 (Call 05/15/79)	4,118	5,839,242
5.75%, 08/15/40	2,747	3,785,229
5.85%, 11/15/68 (Call 05/15/68)(b)	1,400	2,092,230
Deutsche Telekom International Finance BV
8.75%, 06/15/30	8,105	12,192,595
9.25%, 06/01/32	2,637	4,331,088
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	200	199,858
2.00%, 12/10/30 (Call 09/10/30)	561	542,711
3.75%, 08/15/29 (Call 05/15/29)	2,231	2,474,848
5.95%, 03/15/41	2,294	3,091,578
Koninklijke KPN NV, 8.38%, 10/01/30	777	1,114,568
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	831	826,845
2.75%, 05/24/31 (Call 02/24/31)	3,325	3,426,113
4.00%, 09/01/24	3,930	4,291,088
4.60%, 02/23/28 (Call 11/23/27)	4,532	5,270,399
4.60%, 05/23/29 (Call 02/23/29)	2,381	2,793,389
5.50%, 09/01/44	1,553	2,037,552
Orange SA
5.38%, 01/13/42	3,898	5,318,080
5.50%, 02/06/44 (Call 08/06/43)	1,689	2,368,856
9.00%, 03/01/31	7,155	11,313,772
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	2,648	2,834,975
3.00%, 03/15/23 (Call 12/15/22)	968	999,179
3.63%, 12/15/25 (Call 09/15/25)	2,998	3,290,785
3.70%, 11/15/49 (Call 05/15/49)	3,983	4,244,803
4.10%, 10/01/23 (Call 07/01/23)	4,682	4,981,929
4.30%, 02/15/48 (Call 08/15/47)	1,797	2,069,892
4.35%, 05/01/49 (Call 11/01/48)	2,273	2,660,160
4.50%, 03/15/43 (Call 09/15/42)	2,223	2,610,513
5.00%, 03/15/44 (Call 09/15/43)	3,843	4,828,230
5.45%, 10/01/43 (Call 04/01/43)	3,183	4,219,226
7.50%, 08/15/38	1,641	2,546,816
Telefonica Emisiones SA
4.10%, 03/08/27	3,700	4,178,706
4.67%, 03/06/38	5,353	6,354,814
4.90%, 03/06/48	2,746	3,341,003
5.21%, 03/08/47	10,324	13,011,957
5.52%, 03/01/49 (Call 09/01/48)	3,700	4,875,601

Security	Par (000)	Value

Telecommunications (continued)
7.05%, 06/20/36	$7,610	$11,060,754
Telefonica Europe BV, 8.25%, 09/15/30	2,604	3,806,215
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	2,395	2,568,614
3.70%, 09/15/27 (Call 06/15/27)	3,543	3,998,665
4.30%, 06/15/49 (Call 12/15/48)	2,347	2,863,317
4.60%, 11/16/48 (Call 05/16/48)	3,522	4,539,999
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	816	822,650
2.05%, 02/15/28 (Call 12/15/27)	6,955	7,073,652
2.25%, 11/15/31 (Call 08/15/31)	6,214	6,182,930
2.55%, 02/15/31 (Call 11/15/30)	10,505	10,732,328
3.00%, 02/15/41 (Call 08/15/40)	7,466	7,403,360
3.30%, 02/15/51 (Call 08/15/50)	6,304	6,324,929
3.40%, 10/15/52 (Call 04/15/52)(c)	2,010	2,039,788
3.50%, 04/15/25 (Call 03/15/25)	12,263	13,258,388
3.60%, 11/15/60 (Call 05/15/60)	2,680	2,757,104
3.60%, 11/15/60 (Call 05/15/60)(c)	2,010	2,056,833
3.75%, 04/15/27 (Call 02/15/27)	10,994	12,199,382
3.88%, 04/15/30 (Call 01/15/30)	28,406	31,816,424
4.38%, 04/15/40 (Call 10/15/39)	7,918	9,265,960
4.50%, 04/15/50 (Call 10/15/49)	11,968	14,368,541
Verizon Communications Inc.
0.75%, 03/22/24	2,965	2,976,623
0.85%, 11/20/25 (Call 10/20/25)	10,652	10,571,258
1.45%, 03/20/26 (Call 02/20/26)	4,220	4,277,181
1.50%, 09/18/30 (Call 06/18/30)	145	139,768
1.68%, 10/30/30 (Call 07/30/30)	565	545,395
1.75%, 01/20/31 (Call 10/20/30)	7,095	6,859,872
2.10%, 03/22/28 (Call 01/22/28)	10,408	10,687,038
2.55%, 03/21/31 (Call 12/21/30)	10,545	10,888,556
2.63%, 08/15/26	12,749	13,568,506
2.65%, 11/20/40 (Call 05/20/40)	11,633	11,267,258
2.88%, 11/20/50 (Call 05/20/50)	11,403	10,966,493
2.99%, 10/30/56 (Call 04/30/56)	18,664	18,003,294
3.00%, 03/22/27 (Call 01/22/27)	2,881	3,115,801
3.00%, 11/20/60 (Call 05/20/60)	5,161	4,964,056
3.15%, 03/22/30 (Call 12/22/29)	6,989	7,574,888
3.38%, 02/15/25	11,733	12,710,594
3.40%, 03/22/41 (Call 09/22/40)	7,590	8,128,283
3.50%, 11/01/24 (Call 08/01/24)	7,304	7,893,360
3.55%, 03/22/51 (Call 09/22/50)	15,848	17,222,497
3.70%, 03/22/61 (Call 09/22/60)	6,290	6,913,024
3.85%, 11/01/42 (Call 05/01/42)	6,386	7,275,698
3.88%, 02/08/29 (Call 11/08/28)	5,780	6,588,391
4.00%, 03/22/50 (Call 09/22/49)	3,652	4,242,748
4.02%, 12/03/29 (Call 09/03/29)	10,374	11,945,557
4.13%, 03/16/27	8,463	9,670,162
4.13%, 08/15/46	4,455	5,231,774
4.15%, 03/15/24 (Call 12/15/23)	1,546	1,673,576
4.27%, 01/15/36	7,509	8,964,845
4.33%, 09/21/28	23,351	27,241,277
4.40%, 11/01/34 (Call 05/01/34)	11,052	13,322,523
4.50%, 08/10/33	12,626	15,285,162
4.52%, 09/15/48	9,393	11,833,020
4.67%, 03/15/55	5,914	7,687,372
4.75%, 11/01/41	4,451	5,567,622
4.81%, 03/15/39	6,750	8,573,917
4.86%, 08/21/46	13,499	17,601,076
5.01%, 04/15/49	6,320	8,448,955

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.01%, 08/21/54	$447	$615,228
5.25%, 03/16/37	4,370	5,787,366
5.50%, 03/16/47	3,672	5,201,976
5.85%, 09/15/35	637	877,283
6.55%, 09/15/43	1,873	2,991,069
7.75%, 12/01/30	100	145,949
Vodafone Group PLC
2.95%, 02/19/23	20	20,731
3.75%, 01/16/24	25	26,929
4.13%, 05/30/25	5,017	5,586,530
4.25%, 09/17/50	4,954	5,857,610
4.38%, 05/30/28	886	1,029,443
4.38%, 02/19/43	7,237	8,596,905
4.88%, 06/19/49	1,033	1,324,750
5.00%, 05/30/38	4,672	5,953,576
5.13%, 06/19/59	4,586	6,139,278
5.25%, 05/30/48	10,519	14,004,786
6.15%, 02/27/37	5,271	7,368,542
6.25%, 11/30/32	1,393	1,891,025
7.88%, 02/15/30	3,470	5,003,775

		1,152,611,159

Textiles — 0.0%
Mohawk Industries Inc.
3.63%, 05/15/30 (Call 02/15/30)	1,700	1,882,376
3.85%, 02/01/23 (Call 11/01/22)	2,453	2,549,550

		4,431,926

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	2,585	2,656,734
3.00%, 11/19/24 (Call 10/19/24)	2,838	3,015,460
3.50%, 09/15/27 (Call 06/15/27)	2,969	3,260,229
3.55%, 11/19/26 (Call 09/19/26)	1,534	1,682,230
3.90%, 11/19/29 (Call 08/19/29)	1,973	2,206,051
5.10%, 05/15/44 (Call 11/15/43)	2,471	3,032,312
6.35%, 03/15/40	1,994	2,792,996

		18,646,012

Transportation — 0.6%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3 mo. LIBOR US + 2.350%)(a)	1,007	1,156,409
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	2,656	2,748,588
3.00%, 04/01/25 (Call 01/01/25)	2,700	2,900,124
3.05%, 02/15/51 (Call 08/15/50)	3,737	3,924,336
3.25%, 06/15/27 (Call 03/15/27)	4,633	5,143,279
3.30%, 09/15/51 (Call 03/15/51)	3,460	3,798,976
3.40%, 09/01/24 (Call 12/01/23)	2,373	2,555,555
3.55%, 02/15/50 (Call 08/15/49)	2,079	2,368,979
3.65%, 09/01/25 (Call 06/01/25)	1,354	1,492,040
3.75%, 04/01/24 (Call 01/01/24)	3,643	3,916,079
3.85%, 09/01/23 (Call 06/01/23)	3,909	4,149,208
3.90%, 08/01/46 (Call 02/01/46)	2,881	3,421,504
4.05%, 06/15/48 (Call 12/15/47)	4,398	5,366,747
4.13%, 06/15/47 (Call 12/15/46)	1,225	1,505,758
4.15%, 04/01/45 (Call 10/01/44)	3,793	4,635,046
4.15%, 12/15/48 (Call 06/15/48)	1,560	1,939,423
4.38%, 09/01/42 (Call 03/01/42)	3,012	3,753,223
4.40%, 03/15/42 (Call 09/15/41)	2,172	2,706,290
4.45%, 03/15/43 (Call 09/15/42)	3,865	4,899,351
4.55%, 09/01/44 (Call 03/01/44)	1,963	2,510,559

Security	Par (000)	Value

Transportation (continued)
4.70%, 09/01/45 (Call 03/01/45)	$2,519	$3,304,449
4.90%, 04/01/44 (Call 10/01/43)	2,119	2,843,232
4.95%, 09/15/41 (Call 03/15/41)	1,663	2,195,343
5.05%, 03/01/41 (Call 09/01/40)	1,130	1,505,612
5.15%, 09/01/43 (Call 03/01/43)	3,050	4,191,798
5.40%, 06/01/41 (Call 12/01/40)	2,172	3,012,564
5.75%, 05/01/40 (Call 11/01/39)	2,181	3,095,581
6.15%, 05/01/37	1,022	1,486,990
6.20%, 08/15/36	730	1,052,441
7.00%, 12/15/25	1,324	1,646,368
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	3,580	3,312,216
2.75%, 03/01/26 (Call 12/01/25)	2,743	2,937,698
2.95%, 11/21/24 (Call 08/21/24)	3,873	4,118,587
3.20%, 08/02/46 (Call 02/02/46)	4,224	4,466,289
3.65%, 02/03/48 (Call 08/03/47)	2,344	2,669,253
4.45%, 01/20/49 (Call 07/20/48)	2,200	2,827,572
6.20%, 06/01/36	618	885,823
6.25%, 08/01/34	910	1,291,208
6.38%, 11/15/37	447	651,118
6.90%, 07/15/28	925	1,234,524
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	1,246	1,246,336
2.90%, 02/01/25 (Call 11/01/24)	5,109	5,419,014
4.00%, 06/01/28 (Call 03/01/28)	3,213	3,656,105
4.80%, 09/15/35 (Call 03/15/35)	2,118	2,621,067
4.80%, 08/01/45 (Call 02/01/45)	2,177	2,803,149
5.95%, 05/15/37	1,088	1,511,645
6.13%, 09/15/15 (Call 03/15/15)	1,829	2,867,506
7.13%, 10/15/31	4,147	5,900,393
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	2,200	2,525,424
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	1,658	1,714,770
2.50%, 05/15/51 (Call 11/15/50)	251	231,889
2.60%, 11/01/26 (Call 08/01/26)	3,343	3,565,443
3.25%, 06/01/27 (Call 03/01/27)	4,786	5,247,514
3.35%, 11/01/25 (Call 08/01/25)	5,399	5,882,696
3.35%, 09/15/49 (Call 03/15/49)	2,784	2,999,036
3.40%, 08/01/24 (Call 05/01/24)	2,884	3,101,309
3.80%, 03/01/28 (Call 12/01/27)	2,691	3,030,335
3.80%, 11/01/46 (Call 05/01/46)	3,794	4,360,634
3.80%, 04/15/50 (Call 10/15/49)	2,946	3,406,784
3.95%, 05/01/50 (Call 11/01/49)	2,696	3,206,919
4.10%, 03/15/44 (Call 09/15/43)	3,028	3,580,216
4.25%, 03/15/29 (Call 12/15/28)	3,071	3,572,126
4.25%, 11/01/66 (Call 05/01/66)	3,668	4,584,450
4.30%, 03/01/48 (Call 09/01/47)	1,363	1,678,657
4.40%, 03/01/43 (Call 09/01/42)	1,075	1,306,265
4.50%, 03/15/49 (Call 09/15/48)	2,831	3,591,605
4.50%, 08/01/54 (Call 02/01/54)	1,760	2,264,874
4.65%, 03/01/68 (Call 09/01/67)	605	804,227
4.75%, 05/30/42 (Call 11/30/41)	2,690	3,433,893
4.75%, 11/15/48 (Call 05/15/48)	1,566	2,057,113
5.50%, 04/15/41 (Call 10/15/40)	624	852,322
6.00%, 10/01/36	957	1,335,025
6.15%, 05/01/37	1,135	1,611,575
6.22%, 04/30/40	2,173	3,197,265
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	3,125	3,212,844

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.10%, 08/05/29 (Call 05/05/29)	$4,089	$4,427,324
3.25%, 04/01/26 (Call 01/01/26)	4,185	4,570,146
3.25%, 05/15/41 (Call 11/15/40)	4,080	4,261,642
3.40%, 02/15/28 (Call 11/15/27)	3,363	3,733,367
3.88%, 08/01/42	980	1,109,203
3.90%, 02/01/35	3,880	4,468,130
4.05%, 02/15/48 (Call 08/15/47)	1,075	1,251,719
4.10%, 04/15/43	1,800	2,081,034
4.10%, 02/01/45	2,940	3,413,428
4.20%, 10/17/28 (Call 07/17/28)	284	330,286
4.25%, 05/15/30 (Call 02/15/30)	3,510	4,101,400
4.40%, 01/15/47 (Call 07/15/46)	3,670	4,436,736
4.55%, 04/01/46 (Call 10/01/45)	4,925	6,052,530
4.75%, 11/15/45 (Call 05/15/45)	4,007	5,054,911
4.90%, 01/15/34	2,334	2,928,913
4.95%, 10/17/48 (Call 04/17/48)	1,366	1,797,000
5.10%, 01/15/44	2,927	3,829,101
5.25%, 05/15/50 (Call 11/15/49)	4,496	6,209,560
2020-1, Class AA, 1.88%, 08/20/35	695	696,849
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	3,414	3,804,835
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	1,574	1,665,890
3.00%, 05/15/23 (Call 02/15/23)	2,641	2,736,472
3.50%, 05/01/50 (Call 11/01/49)	1,041	1,116,691
4.20%, 11/15/69 (Call 05/15/69)	1,805	2,109,341
4.30%, 05/15/43 (Call 11/15/42)	3,116	3,692,553
4.70%, 05/01/48 (Call 11/01/47)	496	619,539
4.95%, 08/15/45 (Call 02/15/45)	1,907	2,452,230
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	3,662	4,084,595
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	7,220	7,399,056
2.55%, 11/01/29 (Call 08/01/29)	2,151	2,260,680
2.90%, 02/15/23 (Call 11/15/22)	3,494	3,599,309
2.90%, 06/15/26 (Call 03/15/26)	2,528	2,731,883
2.90%, 08/25/51 (Call 02/25/51)	1,000	993,350
3.05%, 05/15/50 (Call 11/15/49)	3,957	4,039,622
3.15%, 06/01/27 (Call 03/01/27)	1,774	1,933,554
3.16%, 05/15/55 (Call 11/15/54)	3,335	3,439,986
3.40%, 11/01/49 (Call 05/01/49)	2,344	2,528,988
3.65%, 08/01/25 (Call 06/01/25)	2,475	2,712,377
3.80%, 08/01/28 (Call 05/01/28)	2,091	2,370,253
3.85%, 01/15/24 (Call 10/15/23)	3,856	4,120,984
3.94%, 11/01/47 (Call 05/01/47)	3,254	3,791,203
3.95%, 10/01/42 (Call 04/01/42)	987	1,159,093
4.05%, 08/15/52 (Call 02/15/52)	1,439	1,721,620
4.10%, 05/15/49 (Call 11/15/48)	1,185	1,427,013
4.10%, 05/15/21 (Call 11/15/20)	2,635	3,031,884
4.15%, 02/28/48 (Call 08/28/47)	2,730	3,271,141
4.45%, 06/15/45 (Call 12/15/44)	2,407	2,995,487
4.65%, 01/15/46 (Call 07/15/45)	1,939	2,465,186
4.84%, 10/01/41	2,827	3,677,588
7.80%, 05/15/27	50	67,314
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	2,977	3,119,777
2.90%, 12/01/26 (Call 10/01/26)	1,567	1,681,281
3.35%, 09/01/25 (Call 08/01/25)	745	805,241
3.40%, 03/01/23 (Call 02/01/23)	1,425	1,483,810
3.65%, 03/18/24 (Call 02/18/24)	2,541	2,723,088
3.75%, 06/09/23 (Call 05/09/23)	1,894	1,997,848

Security	Par (000)	Value

Transportation (continued)
3.88%, 12/01/23 (Call 11/01/23)	$3,464	$3,707,796
4.63%, 06/01/25 (Call 05/01/25)	1,618	1,818,438
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	1,734	1,807,626
2.38%, 05/20/31 (Call 02/20/31)	2,190	2,265,227
2.40%, 02/05/30 (Call 11/05/29)	2,097	2,176,434
2.75%, 04/15/23 (Call 01/15/23)	1,776	1,833,027
2.75%, 03/01/26 (Call 12/01/25)	4,005	4,287,192
2.89%, 04/06/36 (Call 01/06/36)(c)	2,400	2,522,376
2.95%, 01/15/23 (Call 10/15/22)	330	339,521
2.97%, 09/16/62 (Call 03/16/62)	745	735,285
3.00%, 04/15/27 (Call 01/15/27)	2,966	3,216,864
3.15%, 03/01/24 (Call 02/01/24)	3,501	3,719,042
3.20%, 05/20/41 (Call 11/20/40)	1,510	1,612,031
3.25%, 01/15/25 (Call 10/15/24)	2,459	2,643,892
3.25%, 08/15/25 (Call 05/15/25)	3,230	3,503,193
3.25%, 02/05/50 (Call 08/05/49)	5,036	5,368,426
3.35%, 08/15/46 (Call 02/15/46)	1,556	1,684,697
3.38%, 02/01/35 (Call 08/01/34)	1,936	2,143,772
3.50%, 06/08/23 (Call 05/08/23)	2,440	2,570,320
3.55%, 08/15/39 (Call 02/15/39)	2,280	2,572,980
3.55%, 05/20/61 (Call 11/20/60)	880	971,450
3.60%, 09/15/37 (Call 03/15/37)	3,879	4,387,770
3.65%, 02/15/24 (Call 11/15/23)	716	764,609
3.70%, 03/01/29 (Call 12/01/28)	3,050	3,442,352
3.75%, 03/15/24 (Call 12/15/23)	3,207	3,436,012
3.75%, 07/15/25 (Call 05/15/25)	2,635	2,909,646
3.75%, 02/05/70 (Call 08/05/69)	1,530	1,741,706
3.80%, 10/01/51 (Call 04/01/51)	2,933	3,418,236
3.80%, 04/06/71 (Call 10/06/70)(c)	790	907,481
3.84%, 03/20/60 (Call 09/20/59)	3,782	4,393,398
3.88%, 02/01/55 (Call 08/01/54)	868	1,001,646
3.95%, 09/10/28 (Call 06/10/28)	5,369	6,142,888
3.95%, 08/15/59 (Call 02/15/59)	1,955	2,318,747
4.00%, 04/15/47 (Call 10/15/46)	2,149	2,533,155
4.05%, 11/15/45 (Call 05/15/45)	2,891	3,409,906
4.05%, 03/01/46 (Call 09/01/45)	3,053	3,599,334
4.10%, 09/15/67 (Call 03/15/67)	1,516	1,828,751
4.30%, 03/01/49 (Call 09/01/48)	2,219	2,760,103
4.50%, 09/10/48 (Call 03/10/48)	2,343	2,967,011
6.63%, 02/01/29	905	1,187,668
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	2,298	2,404,076
2.40%, 11/15/26 (Call 08/15/26)	2,207	2,352,728
2.45%, 10/01/22	5,934	6,074,814
2.50%, 04/01/23 (Call 03/01/23)	4,888	5,049,891
2.50%, 09/01/29 (Call 06/01/29)	2,513	2,676,546
2.80%, 11/15/24 (Call 09/15/24)	3,097	3,303,849
3.05%, 11/15/27 (Call 08/15/27)	5,671	6,294,470
3.40%, 03/15/29 (Call 12/15/28)	3,454	3,879,913
3.40%, 11/15/46 (Call 05/15/46)	2,951	3,346,316
3.40%, 09/01/49 (Call 03/01/49)	3,116	3,547,379
3.63%, 10/01/42	1,190	1,385,719
3.75%, 11/15/47 (Call 05/15/47)	2,987	3,575,678
3.90%, 04/01/25 (Call 03/01/25)	3,358	3,704,646
4.25%, 03/15/49 (Call 09/15/48)	3,768	4,843,199
4.45%, 04/01/30 (Call 01/01/30)	1,152	1,391,789
4.88%, 11/15/40 (Call 05/15/40)	1,383	1,843,746
5.20%, 04/01/40 (Call 10/01/39)	529	722,757
5.30%, 04/01/50 (Call 10/01/49)	4,112	6,095,176

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
6.20%, 01/15/38	$5,462	$8,127,948

		551,855,254

Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	2,086	2,007,504
3.10%, 06/01/51 (Call 12/01/50)	975	936,205
3.25%, 03/30/25 (Call 12/30/24)	1,350	1,442,002
3.25%, 09/15/26 (Call 06/15/26)	1,271	1,373,341
3.50%, 03/15/28 (Call 12/15/27)	1,773	1,958,970
3.85%, 03/30/27 (Call 12/30/26)	2,250	2,482,965
4.00%, 06/30/30 (Call 03/30/30)	1,636	1,855,764
4.35%, 02/15/24 (Call 01/15/24)	1,938	2,097,866
4.55%, 11/07/28 (Call 08/07/28)	2,114	2,472,048
4.70%, 04/01/29 (Call 01/01/29)	1,497	1,759,169
5.20%, 03/15/44 (Call 09/15/43)	965	1,251,132

		19,636,966

Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	2,175	2,233,464
2.80%, 05/01/30 (Call 02/01/30)	3,389	3,620,842
2.95%, 09/01/27 (Call 06/01/27)	1,770	1,919,530
3.25%, 06/01/51 (Call 12/01/50)	3,620	3,878,359
3.40%, 03/01/25 (Call 12/01/24)	4,620	5,005,077
3.45%, 06/01/29 (Call 03/01/29)	2,228	2,480,120
3.45%, 05/01/50 (Call 11/01/49)	3,364	3,689,265
3.75%, 09/01/28 (Call 06/01/28)	3,177	3,604,529
3.75%, 09/01/47 (Call 03/01/47)	2,966	3,399,896
3.85%, 03/01/24 (Call 12/01/23)	1,589	1,708,842
4.00%, 12/01/46 (Call 06/01/46)	1,060	1,269,763
4.15%, 06/01/49 (Call 12/01/48)	2,306	2,818,439
4.20%, 09/01/48 (Call 03/01/48)	794	979,486
4.30%, 12/01/42 (Call 06/01/42)	860	1,061,627
4.30%, 09/01/45 (Call 03/01/45)	2,674	3,291,373
6.59%, 10/15/37	730	1,095,694
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	2,795	2,849,307
2.70%, 04/15/30 (Call 01/15/30)	1,240	1,297,920
3.35%, 04/15/50 (Call 10/15/49)	3,364	3,534,824
3.57%, 05/01/29 (Call 02/01/29)	1,850	2,061,992
4.28%, 05/01/49 (Call 11/01/48)	1,822	2,199,209
United Utilities PLC, 6.88%, 08/15/28	166	216,084

		54,215,642

Total Corporate Bonds & Notes — 27.4% (Cost: $22,970,863,522)		24,434,157,128

Foreign Government Obligations(f)

Canada — 0.3%
Canada Government International Bond
1.63%, 01/22/25	11,825	12,266,900
2.00%, 11/15/22	6,765	6,915,724
Export Development Canada
1.38%, 02/24/23	12,480	12,701,894
2.50%, 01/24/23	1,745	1,801,503
2.63%, 02/21/24	5,000	5,275,350
2.75%, 03/15/23	20	20,781
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,000	1,511,320
Series HK, 9.38%, 04/15/30	1,290	2,042,870

Security	Par (000)	Value

Canada (continued)
Series IO, 8.05%, 07/07/24	$1,915	$2,304,166
Province of Alberta Canada
1.00%, 05/20/25	6,050	6,111,226
1.30%, 07/22/30	1,835	1,787,565
1.88%, 11/13/24	2,750	2,862,585
2.95%, 01/23/24	750	795,052
3.30%, 03/15/28	9,356	10,543,464
3.35%, 11/01/23	7,747	8,242,653
Province of British Columbia Canada
2.00%, 10/23/22	5,262	5,370,766
2.25%, 06/02/26(b)	6,930	7,385,024
6.50%, 01/15/26	163	200,552
Province of Manitoba Canada
2.10%, 09/06/22	2,860	2,914,998
2.13%, 06/22/26	3,260	3,441,745
3.05%, 05/14/24	1,935	2,065,845
Province of New Brunswick Canada, 3.63%, 02/24/28	1,676	1,927,836
Province of Ontario Canada
0.63%, 01/21/26	725	719,345
1.05%, 05/21/27	50	49,958
1.13%, 10/07/30	10,185	9,841,460
1.60%, 02/25/31	5,325	5,338,153
1.75%, 01/24/23	9,105	9,301,304
2.00%, 10/02/29	5,100	5,336,895
2.20%, 10/03/22	6,625	6,769,756
2.30%, 06/15/26	8,285	8,831,396
2.50%, 04/27/26	12,290	13,208,677
3.05%, 01/29/24	3,323	3,533,878
3.20%, 05/16/24	8,138	8,732,969
3.40%, 10/17/23	5,960	6,347,400
Province of Quebec Canada
0.60%, 07/23/25	450	448,258
1.35%, 05/28/30	5,590	5,535,497
1.90%, 04/21/31	350	361,113
2.50%, 04/20/26	9,408	10,122,067
2.63%, 02/13/23	7,602	7,867,918
2.75%, 04/12/27	7,847	8,579,047
Series NN, 7.13%, 02/09/24	2,022	2,341,759
Series PD, 7.50%, 09/15/29	5,717	8,290,393
Series QO, 2.88%, 10/16/24	8,893	9,537,476
Series QW, 2.50%, 04/09/24	170	179,053
Series QX, 1.50%, 02/11/25	4,757	4,896,713

		234,660,304

Chile — 0.1%
Chile Government International Bond
2.25%, 10/30/22	1,235	1,261,651
2.45%, 01/31/31	12,900	13,231,272
2.55%, 01/27/32 (Call 10/27/31)	9,273	9,534,777
2.55%, 07/27/33 (Call 04/27/33)	880	896,694
3.10%, 05/07/41 (Call 11/07/40)	3,975	4,053,665
3.10%, 01/22/61 (Call 07/22/60)	4,555	4,453,651
3.13%, 03/27/25(b)	1,475	1,580,448
3.13%, 01/21/26	5,830	6,302,638
3.24%, 02/06/28 (Call 11/06/27)	7,880	8,562,644
3.50%, 01/25/50 (Call 07/25/49)	8,925	9,580,452
3.63%, 10/30/42	1,280	1,390,899
3.86%, 06/21/47	3,050	3,458,487

		64,307,278

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	$207	$258,112

Germany — 0.0%
FMS Wertmanagement
2.75%, 03/06/23	1,595	1,656,408
2.75%, 01/30/24	9,065	9,583,518

		11,239,926

Hungary — 0.0%
Hungary Government International Bond
5.38%, 02/21/23	3,136	3,364,113
5.38%, 03/25/24	9,850	11,029,734
5.75%, 11/22/23	4,803	5,355,057
7.63%, 03/29/41	4,245	7,221,467

		26,970,371

Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	200	194,864
2.15%, 07/28/31 (Call 04/28/31)	75	74,456
2.85%, 02/14/30	4,186	4,397,058
2.95%, 01/11/23	3,008	3,106,181
3.05%, 03/12/51	200	198,634
3.35%, 03/12/71	400	392,356
3.40%, 09/18/29	2,795	3,052,112
3.50%, 01/11/28	1,410	1,552,410
3.50%, 02/14/50	3,541	3,699,354
3.70%, 10/30/49	3,151	3,357,517
3.85%, 10/15/30	9,800	11,087,132
4.10%, 04/24/28	3,245	3,692,421
4.20%, 10/15/50	8,070	9,327,871
4.35%, 01/11/48	6,915	8,011,788
4.45%, 02/11/24	1,771	1,931,258
4.45%, 04/15/70	4,380	5,226,610
4.75%, 02/11/29	9,908	11,708,085
5.35%, 02/11/49	3,270	4,304,399

		75,314,506

Israel — 0.1%
Israel Government International Bond
2.75%, 07/03/30	8,945	9,631,439
2.88%, 03/16/26	3,290	3,547,673
3.15%, 06/30/23	1,325	1,390,667
3.25%, 01/17/28	3,440	3,799,205
3.88%, 07/03/50	7,475	8,817,659
4.13%, 01/17/48	2,520	3,109,000
4.50%, 01/30/43	7,455	9,505,870
4.50%, 04/03/20	3,015	3,909,008
State of Israel
2.50%, 01/15/30	2,845	3,007,336
3.38%, 01/15/50	7,005	7,645,257

		54,363,114

Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	6,154	6,405,329
2.88%, 10/17/29	6,630	6,996,971
3.88%, 05/06/51	1,000	1,124,940
4.00%, 10/17/49	8,095	9,265,699
5.38%, 06/15/33	6,537	8,385,729
6.88%, 09/27/23	11,245	12,663,669

		44,842,337

Security	Par (000)	Value

Japan — 0.1%
Japan Bank for International Cooperation
0.50%, 04/15/24	$100	$100,022
0.63%, 05/22/23	5,000	5,029,150
1.25%, 01/21/31	10,000	9,798,400
1.63%, 10/17/22	200	203,132
1.75%, 01/23/23	15,000	15,316,800
1.75%, 10/17/24	5,000	5,173,400
1.88%, 07/21/26	5,970	6,221,814
1.88%, 04/15/31	1,400	1,447,040
2.00%, 10/17/29	5,100	5,347,095
2.13%, 02/10/25	680	712,980
2.25%, 11/04/26	7,173	7,607,325
2.38%, 11/16/22	6,643	6,814,057
2.38%, 04/20/26	5,480	5,837,899
2.50%, 05/23/24	4,275	4,503,157
2.50%, 05/28/25	2,200	2,340,448
2.75%, 01/21/26	6,900	7,452,138
2.75%, 11/16/27	7,709	8,421,697
2.88%, 06/01/27	4,995	5,478,366
2.88%, 07/21/27	4,600	5,049,512
3.00%, 05/29/24(b)	5,000	5,336,250
3.25%, 07/20/23	2,075	2,188,814
3.25%, 07/20/28	400	452,492
3.38%, 07/31/23	900	952,128
3.38%, 10/31/23	500	531,945
3.50%, 10/31/28	1,050	1,208,361
Japan International Cooperation Agency
2.13%, 10/20/26	770	812,427
2.75%, 04/27/27	855	931,326
3.38%, 06/12/28(b)	300	340,710

		115,608,885

Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	1,700	1,684,292
3.25%, 04/16/30 (Call 01/16/30)(b)	17,400	18,318,024
3.60%, 01/30/25	8,210	9,008,587
3.75%, 01/11/28	12,605	13,953,987
3.77%, 05/24/61 (Call 11/24/60)	7,660	7,304,653
3.90%, 04/27/25 (Call 03/27/25)	580	643,098
4.00%, 10/02/23(b)	1,373	1,476,153
4.13%, 01/21/26	8,830	9,988,849
4.15%, 03/28/27(b)	7,930	9,055,029
4.28%, 08/14/41 (Call 02/14/41)	2,043	2,191,342
4.35%, 01/15/47	4,335	4,621,674
4.50%, 04/22/29	9,025	10,340,574
4.50%, 01/31/50 (Call 07/31/49)	12,200	13,273,112
4.60%, 01/23/46	9,654	10,614,090
4.60%, 02/10/48	10,065	11,029,328
4.75%, 04/27/32 (Call 01/27/32)	6,337	7,343,696
4.75%, 03/08/44	16,188	18,227,364
5.00%, 04/27/51 (Call 10/27/50)	6,365	7,426,746
5.55%, 01/21/45	10,250	12,633,227
5.75%, 10/12/10	9,559	11,675,363
6.05%, 01/11/40	9,593	12,241,531
6.75%, 09/27/34	10,407	14,070,576
7.50%, 04/08/33	3,624	5,166,121
8.00%, 09/24/22	3,385	3,675,907
8.30%, 08/15/31	4,415	6,572,390

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
11.50%, 05/15/26	$500	$745,940

		223,281,653

Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	10,720	10,459,397
3.16%, 01/23/30 (Call 10/23/29)	8,135	8,629,445
3.75%, 03/16/25 (Call 12/16/24)	7,760	8,404,002
3.87%, 07/23/60 (Call 01/23/60)	8,480	8,747,629
3.88%, 03/17/28 (Call 12/17/27)	5,229	5,786,098
4.00%, 09/22/24 (Call 06/24/24)	7,135	7,731,985
4.30%, 04/29/53	6,495	7,273,686
4.50%, 05/15/47 (Call 11/15/46)	3,598	4,136,477
4.50%, 04/16/50 (Call 10/16/49)	7,980	9,139,494
4.50%, 04/01/56 (Call 10/01/55)	8,205	9,379,792
6.70%, 01/26/36	5,536	7,600,153
7.13%, 01/29/26	3,886	4,811,023
8.88%, 09/30/27	4,861	6,726,506
9.38%, 04/01/29	2,735	4,057,591

		102,883,278

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	5,620	5,287,858
2.39%, 01/23/26 (Call 12/23/25)	6,595	6,836,377
2.78%, 01/23/31 (Call 10/23/30)	10,494	10,730,745
2.78%, 12/01/60 (Call 06/01/60)	5,753	5,168,955
2.84%, 06/20/30	6,971	7,201,670
3.23%, 07/28/21 (Call 01/28/21)	2,698	2,372,702
3.30%, 03/11/41 (Call 09/11/40)	750	761,288
3.55%, 03/10/51 (Call 09/10/50)(b)	1,521	1,583,924
4.13%, 08/25/27	7,508	8,448,452
5.63%, 11/18/50	7,100	9,892,856
6.55%, 03/14/37	3,936	5,449,746
7.35%, 07/21/25	10,125	12,381,255
8.75%, 11/21/33	5,525	8,693,201

		84,809,029

Philippines — 0.1%
Philippine Government International Bond
1.95%, 01/06/32	650	649,058
2.46%, 05/05/30	3,860	4,069,521
2.65%, 12/10/45	2,005	1,934,564
2.95%, 05/05/45	4,282	4,300,198
3.00%, 02/01/28	8,511	9,270,522
3.20%, 07/06/46	410	422,685
3.70%, 03/01/41	8,346	9,224,667
3.70%, 02/02/42	6,009	6,648,478
3.75%, 01/14/29	7,676	8,754,401
3.95%, 01/20/40	7,450	8,490,541
4.20%, 01/21/24	3,830	4,145,898
5.00%, 01/13/37	4,142	5,285,316
5.50%, 03/30/26	2,550	3,054,365
6.38%, 01/15/32	3,654	5,071,679
6.38%, 10/23/34	11,531	16,404,808
7.50%, 09/25/24	20	22,910
7.75%, 01/14/31	5,085	7,537,750
9.50%, 10/21/24	900	1,146,843
9.50%, 02/02/30	1,970	3,117,564
10.63%, 03/16/25	4,846	6,506,094

		106,057,862

Security	Par (000)	Value

Poland — 0.0%
Republic of Poland Government International Bond
3.00%, 03/17/23	$10,362	$10,793,267
3.25%, 04/06/26	2,154	2,375,948
4.00%, 01/22/24	6,152	6,670,429

		19,839,644

South Korea — 0.1%
Export-Import Bank of Korea
0.63%, 06/29/24	200	200,774
1.13%, 12/29/26	1,130	1,133,684
1.25%, 09/21/30	1,000	966,550
1.38%, 02/09/31	350	340,729
1.88%, 02/12/25	5,100	5,269,881
2.38%, 06/25/24	20	21,057
2.38%, 04/21/27	1,570	1,669,130
2.63%, 05/26/26	2,980	3,204,454
2.88%, 01/21/25	2,885	3,076,304
3.00%, 11/01/22	1,185	1,221,119
3.25%, 11/10/25	5,800	6,353,552
3.25%, 08/12/26	3,885	4,300,812
3.63%, 11/27/23	155	166,003
4.00%, 01/14/24	1,555	1,684,298
Korea International Bond
1.00%, 09/16/30	1,185	1,137,955
2.00%, 06/19/24	905	942,576
2.50%, 06/19/29	2,585	2,783,269
2.75%, 01/19/27	2,110	2,290,046
3.50%, 09/20/28	1,745	1,987,939
3.88%, 09/11/23	3,001	3,212,991
3.88%, 09/20/48	3,190	4,151,498
4.13%, 06/10/44	4,416	5,783,988

		51,898,609

Supranational — 0.9%
African Development Bank
0.75%, 04/03/23	5,970	6,022,118
0.88%, 03/23/26	75	75,368
0.88%, 07/22/26	225	225,518
1.63%, 09/16/22	175	177,685
2.13%, 11/16/22	12,435	12,732,818
3.00%, 09/20/23	700	738,871
Asian Development Bank
0.25%, 07/14/23	10,375	10,381,121
0.25%, 10/06/23	1,425	1,424,231
0.38%, 09/03/25	550	543,835
0.50%, 02/04/26	150	148,392
0.63%, 04/29/25	13,180	13,196,607
0.75%, 10/08/30(b)	749	712,711
1.00%, 04/14/26	750	757,988
1.50%, 10/18/24	11,754	12,123,781
1.50%, 03/04/31	459	465,660
1.63%, 01/24/23	6,100	6,224,501
1.75%, 09/13/22	16,783	17,063,108
1.75%, 08/14/26	2,200	2,297,438
1.75%, 09/19/29	7,825	8,143,712
1.88%, 01/24/30	9,136	9,581,197
2.00%, 01/22/25	6,040	6,336,081
2.00%, 04/24/26	5,685	6,003,133
2.13%, 03/19/25(b)	570	601,407
2.38%, 08/10/27	250	270,005
2.50%, 11/02/27	5,977	6,506,682

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.63%, 01/30/24	$9,236	$9,743,795
2.63%, 01/12/27	5,909	6,440,396
2.75%, 03/17/23	5,611	5,833,588
2.75%, 01/19/28	6,600	7,293,132
3.13%, 09/26/28	629	714,311
5.82%, 06/16/28	12,245	15,966,745
6.22%, 08/15/27(b)	855	1,097,760
6.38%, 10/01/28	145	194,125
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	2,440	2,438,365
0.50%, 05/28/25	975	970,369
0.50%, 01/27/26	630	623,234
2.25%, 05/16/24	10,591	11,112,077
Corp. Andina de Fomento, 3.75%, 11/23/23	210	223,268
Council of Europe Development Bank
0.25%, 10/20/23	962	961,250
1.38%, 02/27/25	565	580,549
1.75%, 09/26/22	125	127,140
2.50%, 02/27/24	100	105,265
2.63%, 02/13/23	4,620	4,783,317
European Bank for Reconstruction & Development
0.25%, 07/10/23	5,803	5,805,379
0.50%, 05/19/25	850	846,507
0.50%, 11/25/25	900	892,413
0.50%, 01/28/26	25	24,754
1.50%, 02/13/25	5,725	5,908,085
1.63%, 09/27/24	2,200	2,276,670
2.75%, 03/07/23	3,070	3,189,116
European Investment Bank
0.25%, 09/15/23	7,780	7,779,222
0.38%, 12/15/25	2,640	2,605,178
0.38%, 03/26/26	1,240	1,219,763
0.63%, 07/25/25	13,377	13,374,860
0.63%, 10/21/27	1,400	1,369,060
0.75%, 10/26/26	5,810	5,787,573
0.75%, 09/23/30	525	500,546
0.88%, 05/17/30	18,295	17,692,546
1.25%, 02/14/31	205	203,428
1.38%, 09/06/22	2,815	2,850,385
1.38%, 05/15/23	12,100	12,342,968
1.63%, 03/14/25	19,688	20,416,850
1.63%, 10/09/29	5,250	5,424,562
1.63%, 05/13/31	50	51,272
1.88%, 02/10/25	6,698	7,001,955
2.00%, 12/15/22	13,062	13,373,398
2.13%, 04/13/26	6,515	6,921,080
2.25%, 06/24/24	200	210,258
2.38%, 05/24/27	7,571	8,177,437
2.50%, 03/15/23	23,705	24,551,031
2.50%, 10/15/24(b)	7,250	7,705,082
2.63%, 03/15/24	6,722	7,106,095
2.88%, 08/15/23	3,230	3,395,538
3.13%, 12/14/23	12,245	13,030,027
3.25%, 01/29/24	17,235	18,436,624
4.88%, 02/15/36	7,021	9,869,490
Inter-American Development Bank
0.25%, 11/15/23	2,600	2,597,634
0.50%, 05/24/23	6,445	6,479,545
0.63%, 09/16/27	50	48,895
0.88%, 04/03/25	7,825	7,905,128

Security	Par (000)	Value

Supranational (continued)
0.88%, 04/20/26(b)	$575	$577,864
1.13%, 07/20/28	25	24,979
1.13%, 01/13/31	775	760,965
1.75%, 09/14/22	12,155	12,358,110
1.75%, 03/14/25	18,004	18,743,244
2.00%, 06/02/26	8,433	8,906,935
2.00%, 07/23/26	4,243	4,480,396
2.13%, 01/15/25	6,991	7,358,307
2.25%, 06/18/29(b)	5,634	6,068,888
2.38%, 07/07/27	4,544	4,903,476
2.50%, 01/18/23	17,891	18,471,026
2.63%, 01/16/24	7,629	8,041,881
3.00%, 09/26/22(b)	2,348	2,419,708
3.00%, 10/04/23	5,231	5,528,644
3.00%, 02/21/24	18,850	20,072,988
3.13%, 09/18/28	9,055	10,271,992
3.20%, 08/07/42	4,945	5,870,160
3.88%, 10/28/41	6,100	7,977,824
4.38%, 01/24/44	3,235	4,541,972
International Bank for Reconstruction & Development
0.13%, 04/20/23	550	549,511
0.25%, 11/24/23	700	699,454
0.38%, 07/28/25	13,275	13,142,914
0.50%, 10/28/25	1,385	1,375,180
0.63%, 04/22/25	24,625	24,661,937
0.75%, 03/11/25	12,247	12,323,666
0.75%, 11/24/27	3,470	3,411,947
0.75%, 08/26/30	3,575	3,408,262
0.88%, 07/15/26	100	100,403
0.88%, 05/14/30	15,200	14,704,480
1.25%, 02/10/31	500	495,940
1.50%, 08/28/24	1,600	1,649,936
1.63%, 01/15/25	8,284	8,588,188
1.75%, 04/19/23(b)	6,225	6,382,804
1.75%, 10/23/29	13,641	14,192,778
1.88%, 10/07/22	6,780	6,909,837
1.88%, 06/19/23	1,389	1,430,503
1.88%, 10/27/26	6,850	7,202,980
2.13%, 02/13/23(b)	5,085	5,229,058
2.13%, 03/03/25	6,720	7,084,694
2.50%, 03/19/24	13,824	14,572,570
2.50%, 11/25/24	16,614	17,678,127
2.50%, 07/29/25	17,135	18,364,779
2.50%, 11/22/27	7,385	8,049,650
3.00%, 09/27/23	13,110	13,850,453
3.13%, 11/20/25	5,002	5,510,753
4.75%, 02/15/35	640	869,293
7.63%, 01/19/23	7,238	7,983,224
Series GDIF, 1.38%, 04/20/28	800	814,576
International Finance Corp.
0.38%, 07/16/25	2,252	2,230,854
0.50%, 03/20/23	20	20,100
0.75%, 08/27/30	10,500	10,008,075
1.38%, 10/16/24	1,665	1,710,504
2.00%, 10/24/22	4,080	4,166,251
2.13%, 04/07/26	5,928	6,292,928
2.88%, 07/31/23	825	866,291
Nordic Investment Bank
0.38%, 05/19/23	5,000	5,013,750
0.38%, 09/11/25	150	148,290

78	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.38%, 10/17/22	$1,800	$1,824,102
2.25%, 05/21/24	2,000	2,099,340
2.88%, 07/19/23	200	209,806

		842,540,555

Sweden — 0.0%
Svensk Exportkredit AB
0.25%, 09/29/23	225	224,660
0.38%, 07/30/24	350	348,684
0.63%, 05/14/25	10,900	10,878,636
0.75%, 04/06/23	5,502	5,547,171
1.63%, 11/14/22	4,075	4,145,294
1.75%, 12/12/23	5,000	5,157,350
2.00%, 08/30/22	4,650	4,733,654
2.88%, 03/14/23	5,038	5,241,737

		36,277,186

Ukraine — 0.0%
Ukraine Government AID Bond, 1.47%, 09/29/21	500	500,475

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	1,872	2,248,873
4.38%, 10/27/27	11,010	12,757,837
4.38%, 01/23/31 (Call 10/23/30)	9,776	11,527,590
4.50%, 08/14/24(b)	4,762	5,145,484
4.98%, 04/20/55	10,166	13,406,819
5.10%, 06/18/50	10,232	13,675,580
7.63%, 03/21/36	6,491	9,943,487

		68,705,670

Total Foreign Government Obligations — 2.4% (Cost: $2,083,980,624)		2,164,358,794

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	2,500,200

California — 0.3%
Bay Area Toll Authority RB, 2.57%, 04/01/31	2,930	3,120,450
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	7,755,078
Series S-1, 7.04%, 04/01/50(b)	4,100	7,343,469
Series S-3, 6.91%, 10/01/50	1,300	2,350,543
California State University RB
2.72%, 11/01/52	410	408,053
2.94%, 11/01/52 (Call 11/01/31)	1,000	1,006,380
Class B, 2.98%, 11/01/51 (Call 05/01/51)	3,315	3,453,235
Series E, 2.90%, 11/01/51 (Call 11/01/30)	1,895	1,913,419
City of San Francisco CA Public Utilities Commission Water Revenue RB
3.30%, 11/01/39 (Call 11/01/29)	1,670	1,810,748
Series E, 2.83%, 11/01/41 (Call 11/01/30)	1,000	1,035,180
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	3,484,175
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	6,536,006
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53 (Call 01/15/30)	1,025	1,095,305
Series A, 4.09%, 01/15/49 (Call 01/15/30)	2,040	2,190,185

Security	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp. RB, 3.12%, 06/01/38 (Call 06/01/31) (SAP)	$1,000	$1,032,290
Los Angeles Community College District/CA GO
1.81%, 08/01/30	5,000	5,093,000
2.11%, 08/01/32 (Call 08/01/30)	3,000	3,073,320
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	1,100	1,920,248
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	815	1,117,153
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,928,412
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	2,100	3,021,081
Series A, 6.60%, 07/01/50	385	673,738
Series D, 6.57%, 07/01/45	2,470	4,093,901
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	4,760	6,437,757
5.76%, 07/01/29	2,170	2,715,408
Series RY, 6.76%, 07/01/34	3,025	4,360,598
Regents of the University of California Medical Center Pooled Revenue RB, Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)	1,835	1,987,122
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49(b)	2,015	3,136,448
Regents of the University of California Medical Center Pooled Reverue RB, Class A, 3.71%, 05/15/20 (Call 11/15/19)	2,600	2,844,582
Regents of the University of California Medical Center Pooled Reverue RB BAB, Series H, Class H, 6.55%, 05/15/48	2,575	4,021,197
San Diego County Regional Transportation Commission RB, 3.25%, 04/01/48 (Call 04/01/30)	1,025	1,085,075
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	2,948,026
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	2,350	3,622,971
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	2,620	3,286,135
State of California Department of Water Resources Power Supply Revenue RB, Series P, 2.00%, 05/01/22	1,865	1,888,611
State of California GO
2.50%, 10/01/29	6,000	6,410,160
3.38%, 04/01/25	3,000	3,276,660
3.50%, 04/01/28	860	972,445
4.50%, 04/01/33 (Call 04/01/28)	2,750	3,251,985
4.60%, 04/01/38 (Call 04/01/28)	1,640	1,919,407
Series A, 3.05%, 04/01/29	1,110	1,229,614
State of California GO BAB
7.30%, 10/01/39	5,220	8,410,412
7.35%, 11/01/39	2,130	3,458,396
7.50%, 04/01/34	8,030	12,627,978
7.55%, 04/01/39(b)	12,470	21,402,136
7.60%, 11/01/40(b)	6,825	12,132,734
7.63%, 03/01/40	3,350	5,687,496
University of California RB
Series AD, 4.86%, 05/15/12	3,150	4,630,941
Series AJ, 4.60%, 05/15/31	1,750	2,080,242

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series AQ, 4.77%, 05/15/15	$835	$1,205,114
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	2,925	3,164,031
Series BD, 3.35%, 07/01/29	4,670	5,286,907
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	950	958,712
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	775	783,634
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	2,990	2,972,897
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	3,110	3,172,791
University of California RB BAB, 5.95%, 05/15/45	2,255	3,260,865

		212,084,856

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	1,145,781

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32(b)	3,040	4,039,825
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	1,515	1,821,621

		5,861,446

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	700	905,688
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	1,000	1,047,460
Series A, 4.81%, 10/01/14	1,690	2,507,808
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	2,305,979

		6,766,935

Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/43 (Call 10/01/29)	250	266,580
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	985	1,115,591
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,300	1,280,968
County of Miami-Dade FL Water & Sewer System Revenue RB, 3.49%, 10/01/42 (Call 10/01/29)	1,265	1,364,239
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	4,385	4,431,306
1.71%, 07/01/27	2,500	2,551,875
2.15%, 07/01/30	4,902	5,039,599

		16,050,158

Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	1,330	1,355,616
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,880	5,953,511
Project M, Series 2010-A, 6.66%, 04/01/57	3,395	5,319,829
Project P, Series 2010-A, 7.06%, 04/01/57	321	478,486

		13,107,442

Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	580	609,215

Illinois — 0.1%
Chicago O’Hare International Airport RB
Series C, 4.47%, 01/01/49	1,050	1,386,662
Series C, 4.57%, 01/01/54	2,450	3,384,136
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	765,925

Security	Par (000)	Value

Illinois (continued)
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	$2,400	$3,452,616
Series B, 6.90%, 12/01/40	3,850	5,536,954
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	2,578,521
State of Illinois GO
4.95%, 06/01/23(b)	26	26,749
5.10%, 06/01/33	27,923	33,048,546
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,900	5,039,814

		55,219,923

Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	605	604,710
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	623,490

		1,228,200

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 07/01/40 (Call 01/01/40)(b)	2,500	2,676,450
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	1,500	2,146,725

		4,823,175

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL
2.51%, 07/01/41 (Call 07/01/30)	540	542,722
2.90%, 09/01/49	2,675	2,881,162
Series D, 2.66%, 09/01/39	1,990	2,106,116
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	1,950	2,415,855
Series E, 5.46%, 12/01/39	3,700	5,192,580
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,998,037
Massachusetts School Building Authority RB
3.40%, 10/15/40 (Call 10/15/29)	1,755	1,878,236
Series B, 1.75%, 08/15/30	2,050	2,066,830
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,498,660

		20,580,198

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	1,685	1,823,170
Great Lakes Water Authority Water Supply System Revenue RB, 3.47%, 07/01/41 (Call 07/01/30)	575	623,691
Michigan Finance Authority RB
3.08%, 12/01/34	1,875	2,050,369
3.38%, 12/01/40	845	943,645
Michigan State Building Authority RB, 2.71%, 10/15/40 (Call 10/15/30)	1,250	1,251,175
Michigan Strategic Fund RB, 3.23%, 09/01/47 (Call 09/01/31)	460	474,035
University of Michigan RB, Series B, 2.44%, 04/01/40 (Call 10/01/39)	2,862	2,937,614

		10,103,699

Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,295,960

80	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	$4,730	$5,840,273

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB, Series A, Class A, 3.04%, 10/01/49	1,000	1,084,180

Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	1,363,307

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	5,560	7,191,082
Series B, 0.00%, 02/15/22(d)	1,000	997,220
Series B, 0.00%, 02/15/23 (AGM)(d)	1,400	1,388,604
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	6,979	11,633,365
New Jersey Transportation Trust Fund Authority RB
4.08%, 06/15/39	1,200	1,375,620
4.13%, 06/15/42	345	393,642
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	2,650	3,975,424
Series C, 5.75%, 12/15/28	2,475	2,980,543
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	4,230	6,843,590
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	1,000	1,094,270
Series P, 3.92%, 05/01/19 (Call 11/01/18)	1,475	1,715,926
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	1,226,313

		40,815,599

New York — 0.1%
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37	3,000	4,117,230
Series F1, 6.27%, 12/01/37(b)	1,255	1,849,519
Metropolitan Transportation Authority RB, Series C2, 5.18%, 11/15/49(b)	3,880	5,338,220
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	3,265	5,372,362
Series 2010-A, 6.67%, 11/15/39	50	73,287
Series A, 5.87%, 11/15/39	100	134,984
Series B, 6.65%, 11/15/39	220	319,359
Series E, 6.81%, 11/15/40	1,230	1,827,079
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	3,016,043
5.57%, 11/01/38	2,100	2,812,509
Series C-2, 5.77%, 08/01/36	2,000	2,570,620
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	1,385	2,062,154
5.72%, 06/15/42(b)	3,145	4,774,896
5.88%, 06/15/44(b)	3,200	5,014,336
6.01%, 06/15/42	1,860	2,882,349
New York State Dormitory Authority RB
3.19%, 02/15/43	450	494,901
Series B, 3.14%, 07/01/43(b)	275	289,622
Series F, 3.11%, 02/15/39(b)	2,350	2,604,904

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	$2,075	$2,875,203
Series F, 5.63%, 03/15/39	2,165	2,885,209
New York State Thruway Authority RB
Class M, 2.90%, 01/01/35	2,000	2,144,320
Series M, 3.50%, 01/01/42 (Call 01/01/30)	1,005	1,070,496
New York State Urban Development Corp. RB
Series B, 2.10%, 03/15/22	425	428,918
Series B, 3.90%, 03/15/33 (Call 09/15/28)	290	329,327
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	1,260	1,585,206
Port Authority of New York & New Jersey RB
3.29%, 08/01/69	1,300	1,451,775
4.03%, 09/01/48	1,440	1,773,000
Series 164, 5.65%, 11/01/40(b)	2,255	3,224,312
Series 165, 5.65%, 11/01/40	1,795	2,575,107
Series 168, 4.93%, 10/01/51	2,500	3,531,475
Series 174, 4.46%, 10/01/62	6,585	9,061,750
Series 181, 4.96%, 08/01/46	2,000	2,761,040
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	1,118,820
Series 192, 4.81%, 10/15/65	4,235	5,972,790
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	675	684,774
Series AAA, 1.09%, 07/01/23	2,255	2,285,690

		91,313,586

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	750	815,663

Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,990,495
Series B, 8.08%, 02/15/50	4,075	7,742,215
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	2,064,328
Series B, 4.53%, 01/01/35	2,400	2,991,216
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	3,750	4,574,250
Series A, 4.05%, 12/01/56	500	656,360
Series A, 4.80%, 06/01/11	350	521,805
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	1,795	2,461,250
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48 (Call 02/15/30)	1,775	1,841,492
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	1,115	1,326,638

		26,170,049

Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	50	59,918
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,218,050
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	1,100	1,139,534
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	2,085	2,933,574
State of Oregon GO, 5.89%, 06/01/27	8,020	9,722,967

		15,074,043

Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue RB, 2.93%, 07/01/45 (Call 07/01/31)	1,030	1,049,817

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Commonwealth Financing Authority RB
2.99%, 06/01/42	$1,130	$1,176,228
Series A, 4.14%, 06/01/38	50	59,422
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,250	1,322,487
2.84%, 09/01/50	975	1,023,146
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	1,000	1,446,930
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	2,000	2,235,680

		8,313,710

South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	1,000	1,606,590

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	1,113,080

Texas — 0.1%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	530	671,234
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
2.91%, 02/01/48 (Call 02/01/31)	480	483,720
5.81%, 02/01/41	1,875	2,772,000
Series C, 5.99%, 02/01/39(b)	1,000	1,442,420
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	4,695,242
Series B, 6.00%, 12/01/44	400	621,908
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	986,321
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,784,963
Dallas Fort Worth International Airport RB
Class A, 2.99%, 11/01/38	1,200	1,298,940
Series A, Class A, 3.14%, 11/01/45	1,405	1,507,017
Series C, Class C, 2.92%, 11/01/50	2,670	2,730,662
Series C, Class C, 3.09%, 11/01/40 (Call 11/01/30)	340	354,623
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 10/01/21) (PSF)	400	413,680
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	4,805	4,956,982
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	7,036,054
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	2,173,920
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	1,625	1,876,973
State of Texas GO BAB
5.52%, 04/01/39	2,300	3,326,053
Series A, 4.63%, 04/01/33	1,255	1,566,391
Series A, 4.68%, 04/01/40	2,250	3,013,763
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	3,050	3,457,053
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	2,395	2,400,844

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	$2,725	$3,346,327
Texas Transportation Commission State Highway Fund RB BAB, First Class, 5.18%, 04/01/30	5,115	6,348,533
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	765	750,702
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	2,400	3,270,864

		63,287,189

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	1,630	1,732,168

Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	2,790	2,607,841
2.58%, 11/01/51 (Call 05/01/51)	1,000	1,009,630
Series A, 3.23%, 09/01/19 (Call 03/01/19)(b)	790	828,607
Series C, 4.18%, 09/01/17 (Call 03/01/17)	840	1,116,654

		5,562,732

Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	1,200	1,693,044
State of Washington GO BAB, Series F, 5.14%, 08/01/40(b)	2,165	3,023,509

		4,716,553

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	240	278,127
Series C, 3.15%, 05/01/27	2,580	2,863,387

		3,141,514

Total Municipal Debt Obligations — 0.7% (Cost: $545,326,520)		623,327,424

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.3%
Federal Home Loan Mortgage Corp.
2.00%, 08/01/36	15,720	16,351,019
2.00%, 09/01/36	27,372	28,341,197
Federal Home Loan Mortgage Corp.
1.50%, 07/01/36	4,130	4,196,526
1.50%, 09/16/36(g)	639,900	650,139,584
1.50%, 09/14/51(g)	737,725	725,016,536
2.00%, 04/01/36	805	835,923
2.00%, 12/01/50	14,191	14,445,146
2.00%, 01/01/51	23,245	23,671,270
2.00%, 05/01/51	11,843	12,036,585
2.00%, 08/01/51	23,705	24,090,637
2.08%, 12/01/38, (12 mo. LIBOR US + 1.762%)(a)	594	617,789
2.10%, 08/01/41, (12 mo. LIBOR US + 1.763%)(a)	233	243,360
2.15%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	17	17,796
2.23%, 11/01/41, (12 mo. LIBOR US + 1.891%)(a)	707	741,810
2.34%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	80	83,866
2.40%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	257	267,156
2.41%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	410	428,168
2.42%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	461	483,352
2.50%, 10/01/27	165	172,887
2.50%, 02/01/28	2,100	2,201,087
2.50%, 01/01/30	15,761	16,504,501

82	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 03/01/31	$147	$154,613
2.50%, 08/01/31	4,715	4,955,528
2.50%, 10/01/31	10,461	10,971,395
2.50%, 11/01/31	60	63,382
2.50%, 12/01/31	14,984	15,714,502
2.50%, 02/01/32	18,283	19,205,234
2.50%, 08/01/32	224	235,137
2.50%, 01/01/33	16,572	17,463,579
2.50%, 02/01/33	48	51,132
2.50%, 04/01/33	1,877	1,964,504
2.50%, 07/01/35	18,155	19,220,412
2.50%, 03/01/36	1,265	1,332,693
2.50%, 07/01/36	30,321	31,820,193
2.50%, 10/01/50	14,953	15,531,150
2.50%, 11/01/50	9,439	9,849,035
2.50%, 07/01/51	1,932	2,008,615
2.89%, 05/01/42, (12 mo. LIBOR US + 1.803%)(a)	524	547,821
3.00%, 11/01/26	395	415,780
3.00%, 01/01/27	192	201,975
3.00%, 02/01/27	471	496,028
3.00%, 04/01/27	330	349,054
3.00%, 05/01/27	2,484	2,619,924
3.00%, 06/01/27	2,581	2,719,672
3.00%, 07/01/27	71	74,665
3.00%, 08/01/27	317	333,609
3.00%, 09/01/27	1,416	1,494,230
3.00%, 11/01/27	520	548,864
3.00%, 12/01/27	291	307,473
3.00%, 01/01/28	67	70,738
3.00%, 11/01/28	255	269,103
3.00%, 01/01/29	296	312,694
3.00%, 03/01/29	756	799,339
3.00%, 05/01/29	39,965	42,214,382
3.00%, 05/01/30	5,999	6,343,100
3.00%, 06/01/30	3,631	3,861,346
3.00%, 07/01/30	6,794	7,191,323
3.00%, 12/01/30	16,073	16,994,548
3.00%, 02/01/31	5,203	5,501,228
3.00%, 05/01/31	10,789	11,406,077
3.00%, 06/01/31	7,688	8,129,867
3.00%, 08/01/31	64	67,757
3.00%, 12/01/31	39	41,397
3.00%, 02/01/32	135	143,845
3.00%, 07/01/32	12,073	12,831,739
3.00%, 09/01/32	12	12,812
3.00%, 02/01/33	29	30,465
3.00%, 05/01/33	2,484	2,647,670
3.00%, 06/01/42	644	686,587
3.00%, 10/01/42	287	305,543
3.00%, 01/01/43	645	687,250
3.00%, 02/01/43	16,882	18,111,838
3.00%, 12/01/44	49	51,568
3.00%, 04/01/45	382	404,075
3.00%, 08/01/45	263	278,014
3.00%, 12/01/45	20	21,655
3.00%, 01/01/46	1,359	1,438,432
3.00%, 02/01/46	174	184,360
3.00%, 07/01/46	3,268	3,454,191
3.00%, 08/01/46	61,959	65,491,731
3.00%, 09/01/46	23,854	25,317,527

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/46	$47,754	$50,830,550
3.00%, 11/01/46	36,764	38,863,643
3.00%, 12/01/46	81,366	86,073,659
3.00%, 01/01/47	18,998	20,080,703
3.00%, 02/01/47	40,218	42,516,045
3.00%, 03/01/47	199	210,353
3.00%, 04/01/47	528	557,654
3.00%, 05/01/47	31,171	33,307,337
3.00%, 06/01/47	28,245	30,144,145
3.00%, 08/01/47	4,151	4,388,226
3.00%, 09/01/47	960	1,015,653
3.00%, 10/01/47	10,291	10,878,390
3.00%, 11/01/47	19	19,853
3.00%, 01/01/48	25	26,522
3.00%, 03/01/48	88	93,064
3.00%, 11/01/48	1,839	1,939,352
3.00%, 03/01/49	433	452,450
3.00%, 05/01/49	503	533,627
3.00%, 06/01/49	278	290,348
3.00%, 06/01/50	33,425	34,945,090
3.00%, 05/01/51	71,758	77,676,703
3.50%, 11/01/25	1,456	1,552,687
3.50%, 03/01/26	1,367	1,457,799
3.50%, 06/01/26	300	319,534
3.50%, 03/01/32	1,024	1,100,981
3.50%, 05/01/32	2,970	3,193,267
3.50%, 09/01/32	2,864	3,077,340
3.50%, 06/01/33	270	290,652
3.50%, 07/01/33	10,828	11,574,925
3.50%, 11/01/33	28	30,316
3.50%, 06/01/34	9,205	9,826,008
3.50%, 03/01/38	5,586	5,964,057
3.50%, 06/01/38	1,552	1,654,005
3.50%, 09/01/38	1,026	1,093,726
3.50%, 02/01/42	100	108,700
3.50%, 05/01/42	8	8,965
3.50%, 09/01/42	11	12,310
3.50%, 10/01/42	10,492	11,341,670
3.50%, 11/01/42	772	834,938
3.50%, 01/01/43	13	14,120
3.50%, 04/01/43	5,371	5,811,746
3.50%, 06/01/43	1,087	1,184,054
3.50%, 07/01/43	1,761	1,905,947
3.50%, 08/01/43	6,580	7,119,688
3.50%, 10/01/43	1,475	1,606,524
3.50%, 01/01/44	16,634	18,010,907
3.50%, 02/01/44	9,317	10,150,165
3.50%, 09/01/44	7,483	8,106,140
3.50%, 10/01/44	10,738	11,566,288
3.50%, 11/01/44	116	126,052
3.50%, 12/01/45	12,379	13,478,252
3.50%, 01/01/46	670	718,286
3.50%, 03/01/46	36,762	39,979,284
3.50%, 05/01/46	5,013	5,406,296
3.50%, 06/01/46	155	165,511
3.50%, 07/01/46	7,023	7,544,640
3.50%, 08/01/46	4,736	5,062,415
3.50%, 09/01/46	7,987	8,591,728
3.50%, 10/01/46	1,779	1,899,738
3.50%, 11/01/46	1,046	1,116,075

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/01/46	$5,561	$5,992,502
3.50%, 01/01/47	2,824	3,011,059
3.50%, 02/01/47	7,440	7,945,855
3.50%, 03/01/47	5,030	5,366,429
3.50%, 04/01/47	12,267	13,032,952
3.50%, 05/01/47	2,598	2,794,099
3.50%, 07/01/47	10,927	11,600,980
3.50%, 08/01/47	27,076	29,252,280
3.50%, 09/01/47	34,816	37,467,862
3.50%, 12/01/47	7,404	7,862,885
3.50%, 01/01/48	26,683	29,015,444
3.50%, 02/01/48	33,510	35,518,810
3.50%, 03/01/48	13,117	13,943,721
3.50%, 04/01/48	2,501	2,730,375
3.50%, 05/01/48	15,415	16,357,692
3.50%, 04/01/49	2,095	2,251,906
3.50%, 05/01/49	7,298	7,750,416
3.50%, 06/01/49	4,110	4,398,307
3.50%, 04/01/50	3,835	4,059,565
3.50%, 07/01/51	7,914	8,420,094
4.00%, 05/01/25	172	182,648
4.00%, 10/01/25	902	959,520
4.00%, 02/01/26	574	610,445
4.00%, 05/01/26	925	984,527
4.00%, 12/01/32	2,146	2,281,524
4.00%, 05/01/33	4,050	4,299,600
4.00%, 09/01/41	4,047	4,457,915
4.00%, 02/01/42	3,055	3,359,651
4.00%, 03/01/42	748	822,414
4.00%, 06/01/42	4,951	5,443,573
4.00%, 08/01/42	2,011	2,212,422
4.00%, 07/01/44	5,512	6,055,959
4.00%, 01/01/45	1,503	1,644,785
4.00%, 02/01/45	1,899	2,120,245
4.00%, 06/01/45	3,172	3,453,604
4.00%, 08/01/45	5,763	6,273,583
4.00%, 09/01/45	9,500	10,341,672
4.00%, 01/01/46	3,044	3,313,371
4.00%, 02/01/46	209	226,550
4.00%, 03/01/46	598	647,939
4.00%, 05/01/46	5,587	6,059,347
4.00%, 06/01/46	114	123,701
4.00%, 07/01/46	4,013	4,390,845
4.00%, 08/01/46	245	270,673
4.00%, 10/01/46	4,425	4,817,582
4.00%, 11/01/46	13,154	14,264,226
4.00%, 02/01/47	5,426	5,884,429
4.00%, 08/01/47	442	475,680
4.00%, 10/01/47	1,216	1,307,936
4.00%, 11/01/47	2,466	2,651,073
4.00%, 01/01/48	9,980	10,730,057
4.00%, 02/01/48	13,026	14,101,853
4.00%, 04/01/48	200	220,699
4.00%, 06/01/48	22,582	24,771,003
4.00%, 07/01/48	25,137	26,910,114
4.00%, 08/01/48	3,250	3,478,724
4.00%, 09/01/48	6,310	6,753,942
4.00%, 10/01/48	3,355	3,605,185
4.00%, 12/01/48	15,791	17,149,779
4.00%, 01/01/49	3,281	3,512,692

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 04/01/22	$5		$5,221
4.50%, 05/01/23	4		3,756
4.50%, 07/01/24	159		164,978
4.50%, 08/01/24	43		44,795
4.50%, 09/01/24	132		137,411
4.50%, 10/01/24	123		128,048
4.50%, 08/01/30	1,704		1,856,059
4.50%, 03/01/39	1,407		1,570,631
4.50%, 05/01/39	1,632		1,821,611
4.50%, 10/01/39	1,039		1,159,523
4.50%, 01/01/40	251		279,730
4.50%, 02/01/41	2,062		2,299,913
4.50%, 04/01/41	61		68,067
4.50%, 05/01/41	5,021		5,604,934
4.50%, 05/01/42	5,381		6,004,780
4.50%, 01/01/45	4,190		4,666,471
4.50%, 11/01/45	178		197,381
4.50%, 12/01/45	199		221,832
4.50%, 01/01/46	6,492		7,229,036
4.50%, 03/01/46	309		343,748
4.50%, 04/01/46	859		942,751
4.50%, 05/01/46	671		737,175
4.50%, 07/01/46	270		296,701
4.50%, 08/01/46	437		479,645
4.50%, 09/01/46	3,449		3,847,833
4.50%, 05/01/47	3,696		4,039,836
4.50%, 06/01/47	1,895		2,071,887
4.50%, 11/01/47	221		243,349
4.50%, 05/01/48	13,160		14,224,623
4.50%, 06/01/48	10,275		11,189,873
4.50%, 07/01/48	7,713		8,410,957
4.50%, 09/01/48	371		400,619
4.50%, 10/01/48	11,786		13,038,283
4.50%, 11/01/48	52		56,796
4.50%, 12/01/48	14,755		15,948,503
4.50%, 01/01/49	3,401		3,676,030
4.50%, 05/01/49	25		26,641
5.00%, 12/01/24	0	(h)	112
5.00%, 08/01/25	777		850,622
5.00%, 04/01/33	4,211		4,768,219
5.00%, 06/01/33	486		549,788
5.00%, 12/01/33	1,054		1,193,623
5.00%, 07/01/35	1,768		2,013,704
5.00%, 01/01/36	790		899,628
5.00%, 01/01/37	100		113,535
5.00%, 02/01/37	96		109,680
5.00%, 02/01/38	518		589,410
5.00%, 03/01/38	3,342		3,812,914
5.00%, 12/01/38	443		505,184
5.00%, 03/01/40	110		124,743
5.00%, 08/01/40	507		576,581
5.00%, 09/01/40	2,271		2,583,785
5.00%, 08/01/41	881		1,001,515
5.00%, 09/01/47	850		931,208
5.00%, 03/01/48	571		623,947
5.00%, 04/01/48	8,412		9,200,027
5.00%, 05/01/48	2,930		3,204,191
5.00%, 07/01/48	1,776		1,942,439
5.00%, 10/01/48	1,200		1,313,039
5.00%, 11/01/48	2,375		2,647,375

84	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 04/01/49	$1,199	$1,313,715
5.00%, 06/01/49	1,031	1,157,554
5.50%, 02/01/34	1,669	1,915,011
5.50%, 05/01/35	1,349	1,552,794
5.50%, 06/01/35	714	820,716
5.50%, 05/01/36	958	1,100,225
5.50%, 07/01/36	1,656	1,908,483
5.50%, 03/01/38	1,358	1,569,603
5.50%, 04/01/38	317	366,766
5.50%, 01/01/39	772	891,223
5.50%, 11/01/39	788	910,682
6.00%, 10/01/36	907	1,059,581
6.00%, 02/01/37	812	955,593
6.00%, 11/01/37	2,493	2,933,739
6.00%, 09/01/38	40	46,611
Federal National Mortgage Association
1.50%, 04/01/36	409	415,978
1.50%, 10/14/51(g)	150,125	147,292,766
1.94%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	354	368,076
2.00%, 06/01/36	44,123	45,700,465
2.00%, 08/01/36	17,283	17,976,997
2.00%, 07/01/50	76,608	77,699,516
2.00%, 12/01/50	73,297	74,576,980
2.00%, 02/01/51	130,364	132,225,004
2.00%, 03/01/51	3,303	3,357,329
2.00%, 04/01/51	59,587	60,561,704
2.00%, 06/01/51	172,682	175,496,109
2.00%, 07/01/51	222,136	225,587,961
2.00%, 08/01/51	29,649	30,072,026
2.00%, 10/14/51(g)	315,250	318,957,075
2.10%, 08/01/41, (12 mo. LIBOR US + 1.750%)(a)	238	248,073
2.18%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	110	114,598
2.32%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	599	630,123
2.50%, 06/01/32	1,219	1,277,978
2.50%, 08/01/34	1,095	1,146,790
2.50%, 09/01/35	36,904	38,656,404
2.50%, 04/01/36	1,957	2,066,434
2.50%, 05/01/36	27,966	29,437,689
2.50%, 07/01/36	16,384	17,330,969
2.50%, 05/01/43	294	307,296
2.50%, 12/01/47	241	252,101
2.50%, 10/01/50	92,043	95,835,770
2.50%, 11/01/50	9,586	10,002,194
2.50%, 01/01/51	73,766	77,118,977
2.50%, 02/01/51	15,427	16,038,123
2.50%, 07/01/51	151,958	158,117,831
2.50%, 08/01/51	153,665	160,740,294
2.50%, 10/14/51(g)	261,900	271,496,532
3.00%, 03/01/30	30,467	32,207,842
3.00%, 12/01/46	1,491	1,603,824
3.00%, 02/01/47	12,923	13,754,232
3.00%, 03/01/47	10,619	11,078,769
3.00%, 11/01/48	30,466	32,196,219
3.00%, 11/01/49	17,323	18,108,210
3.00%, 02/01/50	263	275,020
3.00%, 06/01/50	8,778	9,274,350
3.00%, 09/01/50	315	330,661
3.00%, 11/01/50	2,023	2,118,315
3.00%, 12/01/50	923	966,366
3.00%, 08/01/51	25,899	27,865,925

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 05/01/35	$558	$597,706
3.50%, 02/01/48	1,184	1,278,528
3.50%, 11/01/48	58,556	62,127,744
3.50%, 03/01/49	1,538	1,625,655
3.50%, 07/01/50	22,649	24,175,623
3.50%, 11/01/51	8,400	9,116,637
4.00%, 02/01/47	14,513	16,023,259
4.00%, 05/01/47	1,844	1,982,593
4.00%, 01/01/48	511	549,272
4.00%, 04/01/48	1,236	1,329,302
4.00%, 10/01/48	388	416,132
4.00%, 02/01/49	1,439	1,562,513
4.00%, 03/01/49	55,832	59,759,978
4.00%, 06/01/49	19,069	20,504,298
4.00%, 01/01/57	9,423	10,539,332
4.00%, 02/01/57	10,671	11,934,477
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	4,500	4,930,776
Series 2016-M11, Class A1, 2.08%, 07/25/26	1,453	1,495,443
Series 2016-M6, Class A2, 2.49%, 05/25/26	10,000	10,655,485
Series 2017, Class A2, 3.06%, 09/25/27(a)	1,900	2,088,541
Series 2017-M4, Class A2, 2.65%, 12/25/26(a)	27,287	29,304,986
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	17,231	18,724,320
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	10,471	11,498,183
Series 2018-M12, Class A2, 3.77%, 08/25/30(a)	12,300	14,377,990
Series 2018-M13, Class A2, 3.82%, 09/25/30(a)	10,000	11,699,399
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	5,700	6,586,401
Series 2019-M22, Class A2, 2.52%, 08/25/29	25,000	27,175,482
FHLMC Multifamily Structured Pass Through Certificates
Series K017, Class A2, 2.87%, 12/25/21 (Call 12/25/21)	3,924	3,934,624
Series K024, Class A2, 2.57%, 09/25/22 (Call 09/25/22)	890	906,348
Series K026, Class A2, 2.51%, 11/25/22 (Call 11/25/22)	11,900	12,154,982
Series K030, Class A2, 3.25%, 04/25/23 (Call 04/25/23)(a)	6,500	6,741,559
Series K031, Class A2, 3.30%, 04/25/23 (Call 04/25/23)(a)	5,100	5,320,491
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	2,900	3,014,153
Series K034, Class A2, 3.53%, 07/25/23 (Call 07/25/23)(a)	33,500	35,238,675
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	8,685	9,199,224
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	10,700	11,382,065
Series K046, Class A2, 3.21%, 03/25/25 (Call 03/25/25)	5,000	5,410,296
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	14,000	15,220,557
Series K052, Class A2, 3.15%, 11/25/25 (Call 11/25/25)	19,250	20,944,640
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	15,000	16,249,609
Series K059, Class A2, 3.12%, 09/25/26 (Call 09/25/26)(a)	14,300	15,726,590
Series K063, Class A2, 3.43%, 01/25/27 (Call 01/25/27)(a)	20,000	22,341,286

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K066, Class A2, 3.12%, 06/25/27 (Call 06/25/27)	$18,250	$20,190,683
Series K067, Class A1, 2.90%, 03/25/27 (Call 03/25/27)	11,792	12,473,407
Series K069, Class A2, 3.19%, 09/25/27 (Call 09/25/27)(a)	3,150	3,512,419
Series K072, Class A2, 3.44%, 12/25/27 (Call 12/25/27)	10,000	11,327,641
Series K074, Class A2, 3.60%, 01/25/28 (Call 01/25/28)	10,000	11,433,738
Series K076, Class A2, 3.90%, 04/25/28 (Call 04/25/28)	8,000	9,294,627
Series K081, Class A2, 3.90%, 08/25/28 (Call 08/25/28)(a)	19,091	22,289,560
Series K085, Class A2, 4.06%, 10/25/28 (Call 10/25/28)(a)	20,000	23,532,221
Series K089, Class A2, 3.56%, 01/25/29 (Call 01/25/29)	10,000	11,511,597
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	10,000	10,976,173
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	31,000	33,661,851
Series K105, Class A2, 1.87%, 03/25/53 (Call 01/25/30)	4,775	4,951,214
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	2,000	2,019,502
Series K110, Class A2, 1.48%, 04/25/30 (Call 04/25/30)	13,200	13,276,880
Series K111, Class A2, 1.35%, 05/25/30 (Call 05/25/30)	5,000	4,976,452
Series K1510, Class A3, 3.79%, 01/25/34 (Call 01/25/34)	20,000	24,082,865
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	10,960	12,103,508
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 04/25/34)	16,190	18,269,700
Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	15,500	17,201,310
Series K722, Class A2, 2.41%, 03/25/23 (Call 03/25/23)	15,000	15,334,531
Series K725, Class A1, 2.67%, 05/25/23 (Call 07/25/22)	4,562	4,615,444
Series K729, Class A1, 2.95%, 02/25/24 (Call 02/25/24)	6,697	6,815,029
Series K733, Class A2, 3.75%, 08/25/25 (Call 08/25/25)	15,000	16,472,473
Series K734, Class A2, 3.21%, 02/25/26 (Call 02/25/26)	5,700	6,208,666
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	25,490	25,826,154
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2, 1.41%, 08/25/30 (Call 08/25/30)	15,000	14,971,218
Government National Mortgage Association
1.50%, 09/21/51(g)	15,075	14,909,528
2.00%, 02/20/51	580	592,104
2.00%, 04/20/51	169,555	173,164,308
2.00%, 06/20/51	1,067	1,090,003
2.00%, 09/21/51(g)	509,250	519,812,960
2.50%, 02/15/28	127	132,530

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 10/20/31	$122	$127,078
2.50%, 05/20/45	4,895	5,103,231
2.50%, 11/20/46	655	682,580
2.50%, 12/20/46	20,653	21,521,734
2.50%, 01/20/47	9,526	9,926,877
2.50%, 08/20/50	25,028	25,944,963
2.50%, 09/20/50	56,859	58,943,705
2.50%, 01/20/51	125,430	130,028,232
2.50%, 02/20/51	97,929	101,630,914
2.50%, 05/20/51	354,390	367,788,413
2.50%, 06/20/51	11,140	11,561,448
2.50%, 07/20/51	267,588	277,703,812
2.50%, 08/20/51	88,150	91,482,559
2.50%, 09/21/51(g)	424,903	440,637,171
3.00%, 09/15/42	10	11,098
3.00%, 10/15/42	38	41,062
3.00%, 03/15/43	253	271,369
3.00%, 06/15/43	50	53,590
3.00%, 07/15/43	93	98,521
3.00%, 08/15/43	211	223,941
3.00%, 09/20/43	7,922	8,434,108
3.00%, 11/15/43	702	745,863
3.00%, 01/15/44	5,656	6,011,627
3.00%, 08/20/44	21,385	22,665,734
3.00%, 09/15/44	1,136	1,203,725
3.00%, 10/15/44	290	308,321
3.00%, 05/20/45	30,348	32,126,764
3.00%, 06/20/45	9,877	10,455,578
3.00%, 07/20/45	19,559	20,705,224
3.00%, 10/20/45	6,638	7,027,050
3.00%, 11/20/45	4,155	4,398,096
3.00%, 12/20/45	7,683	8,133,580
3.00%, 02/20/46	23,216	24,577,569
3.00%, 04/20/46	11,112	11,713,365
3.00%, 05/20/46	18,157	19,140,303
3.00%, 06/20/46	21,838	23,019,852
3.00%, 07/20/46	30,855	32,525,627
3.00%, 08/20/46	53,751	56,660,691
3.00%, 09/20/46	40,983	43,201,435
3.00%, 11/20/46	10,892	11,481,377
3.00%, 12/15/46	9,354	10,032,872
3.00%, 12/20/46	62,100	65,461,440
3.00%, 01/20/47	3,274	3,451,475
3.00%, 02/15/47	14,898	15,762,144
3.00%, 02/20/47	19,361	20,409,200
3.00%, 03/20/47	17,887	18,855,592
3.00%, 04/20/47	395	415,817
3.00%, 06/20/47	8,815	9,281,376
3.00%, 09/20/47	534	562,237
3.00%, 11/20/47	202	212,623
3.00%, 12/20/47	13,735	14,460,606
3.00%, 01/20/48	6,927	7,292,917
3.00%, 02/20/48	9,627	10,076,231
3.00%, 03/20/48	32	33,481
3.00%, 07/20/49	13,965	14,628,226
3.00%, 09/20/49	50,011	52,336,234
3.00%, 10/20/49	26,313	27,528,886
3.00%, 11/20/49	291	304,809
3.00%, 12/20/49	154,420	161,518,639
3.00%, 01/20/50	80,758	84,449,426

86	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 02/20/50	$105,599	$110,399,017
3.00%, 07/20/50	3,092	3,232,999
3.00%, 08/20/50	41,924	43,831,386
3.00%, 01/20/51	23,355	24,419,963
3.00%, 02/20/51	18,485	19,327,632
3.00%, 08/20/51	56,300	59,090,299
3.00%, 09/21/51(g)	132,457	138,474,480
3.50%, 11/20/40	86	93,396
3.50%, 12/20/40	65	70,338
3.50%, 05/20/41	128	139,489
3.50%, 09/15/41	227	247,313
3.50%, 10/15/41	283	307,780
3.50%, 12/15/41	2,311	2,516,169
3.50%, 04/15/42	149	162,353
3.50%, 08/20/42	12,401	13,463,733
3.50%, 09/15/42	723	786,415
3.50%, 09/20/42	14,814	16,084,167
3.50%, 10/15/42	432	469,324
3.50%, 10/20/42	28,177	30,593,197
3.50%, 11/15/42	643	699,573
3.50%, 11/20/42	34,540	37,501,082
3.50%, 12/15/42	890	968,218
3.50%, 12/20/42	12,212	13,258,511
3.50%, 02/15/43	365	397,676
3.50%, 02/20/43	228	248,086
3.50%, 03/15/43	800	871,255
3.50%, 03/20/43	1,066	1,157,863
3.50%, 04/15/43	39	42,446
3.50%, 04/20/43	261	283,748
3.50%, 05/15/43	989	1,080,306
3.50%, 06/15/43	11,587	12,609,512
3.50%, 08/20/43	194	211,023
3.50%, 09/20/43	95	102,787
3.50%, 10/20/43	259	281,102
3.50%, 01/15/44	208	226,870
3.50%, 01/20/44	7,099	7,710,717
3.50%, 07/20/44	47	50,040
3.50%, 08/15/44	48	52,461
3.50%, 08/20/44	9,002	9,683,893
3.50%, 09/15/44	103	111,258
3.50%, 09/20/44	16,220	17,442,709
3.50%, 10/15/44	233	252,575
3.50%, 10/20/44	2,447	2,657,781
3.50%, 11/20/44	27	29,033
3.50%, 12/20/44	1,527	1,642,511
3.50%, 01/15/45	95	102,049
3.50%, 01/20/45	215	233,652
3.50%, 03/15/45	167	180,321
3.50%, 04/20/45	16,074	17,181,863
3.50%, 05/20/45	5,753	6,155,161
3.50%, 06/15/45	51	54,547
3.50%, 06/20/45	25	26,711
3.50%, 07/20/45	321	348,759
3.50%, 08/20/45	713	769,924
3.50%, 09/20/45	21,086	22,888,867
3.50%, 10/20/45	2,285	2,442,075
3.50%, 11/20/45	16,504	17,641,292
3.50%, 12/20/45	9,248	9,884,891
3.50%, 03/20/46	34,923	37,206,178
3.50%, 04/20/46	15,396	16,402,474

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/20/46	$69,469	$74,011,718
3.50%, 07/20/46	328	353,404
3.50%, 08/15/46	90	96,890
3.50%, 11/20/46	710	756,593
3.50%, 12/20/46	19,554	20,832,336
3.50%, 01/15/47	104	111,278
3.50%, 01/20/47	4,709	5,016,719
3.50%, 02/20/47	79,984	85,214,656
3.50%, 03/20/47	30,399	32,258,779
3.50%, 04/20/47	26,182	27,902,947
3.50%, 06/20/47	6,125	6,500,119
3.50%, 07/20/47	745	794,725
3.50%, 08/20/47	37,019	39,683,772
3.50%, 09/15/47	88	94,812
3.50%, 09/20/47	12,005	12,739,311
3.50%, 10/20/47	20,650	22,083,804
3.50%, 11/15/47	44	47,337
3.50%, 11/20/47	35,569	37,745,418
3.50%, 12/15/47	39,043	42,191,984
3.50%, 12/20/47	11,115	12,045,697
3.50%, 01/20/48	15,783	16,749,348
3.50%, 02/20/48	5,825	6,184,998
3.50%, 04/20/48	48,348	52,253,673
3.50%, 05/15/48	580	609,346
3.50%, 08/20/48	7,580	8,014,814
3.50%, 01/20/49	3,704	3,931,049
3.50%, 06/20/49	1,324	1,395,342
3.50%, 01/20/50	57,926	60,892,135
3.50%, 03/20/50	16,182	17,003,260
3.50%, 08/20/50	11,606	12,219,464
3.50%, 09/21/51(g)	180,238	189,686,779
4.00%, 06/15/39	8	9,181
4.00%, 09/20/40	3,294	3,637,306
4.00%, 01/15/41	2	2,327
4.00%, 01/20/41	1,065	1,176,339
4.00%, 02/15/41	2,392	2,636,965
4.00%, 05/20/41	21	22,688
4.00%, 07/15/41	1,194	1,316,168
4.00%, 08/15/41	5	5,197
4.00%, 09/15/41	28	31,000
4.00%, 09/20/41	1,394	1,537,659
4.00%, 10/15/41	425	468,470
4.00%, 11/15/41	244	268,898
4.00%, 12/15/41	1,000	1,102,110
4.00%, 12/20/41	4,616	5,089,871
4.00%, 01/15/42	90	98,746
4.00%, 01/20/42	2,019	2,226,622
4.00%, 02/15/42	420	462,565
4.00%, 03/15/42	2,580	2,853,754
4.00%, 04/15/42	755	835,200
4.00%, 09/20/42	916	1,007,807
4.00%, 08/15/43	21	22,765
4.00%, 10/20/43	5,291	5,802,746
4.00%, 03/15/44	256	280,656
4.00%, 04/15/44	32	34,805
4.00%, 06/15/44	178	195,805
4.00%, 08/15/44	14	15,533
4.00%, 08/20/44	375	409,149
4.00%, 09/15/44	51	56,101
4.00%, 10/15/44	76	83,710

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 10/20/44	$7,130	$7,770,419
4.00%, 08/20/45	6,534	7,097,402
4.00%, 09/20/45	7,616	8,272,637
4.00%, 10/20/45	904	982,299
4.00%, 01/20/46	3,479	3,779,241
4.00%, 03/20/46	17,260	18,746,925
4.00%, 07/20/46	3,762	4,061,996
4.00%, 08/20/46	56	59,760
4.00%, 09/20/46	833	899,386
4.00%, 11/20/46	4,530	4,891,861
4.00%, 12/15/46	6,906	7,499,862
4.00%, 04/20/47	31,236	33,533,312
4.00%, 06/20/47	12,317	13,212,143
4.00%, 07/20/47	55,870	59,906,076
4.00%, 08/20/47	2,581	2,766,565
4.00%, 11/20/47	33,370	35,723,181
4.00%, 12/20/47	94	100,998
4.00%, 01/20/48	269	287,206
4.00%, 03/15/48	87	94,296
4.00%, 03/20/48	39,996	42,765,775
4.00%, 04/20/48	21,243	22,709,645
4.00%, 05/15/48	4,102	4,420,277
4.00%, 05/20/48	22,862	24,376,079
4.00%, 08/20/48	30,335	32,288,654
4.00%, 09/20/48	12,409	13,202,596
4.00%, 11/20/48	28,609	30,420,752
4.00%, 03/20/49	553	586,597
4.00%, 05/20/49	1,373	1,460,437
4.00%, 06/15/49	1,691	1,807,277
4.00%, 06/20/49	3,604	3,842,392
4.00%, 09/15/49	3,659	3,972,018
4.00%, 02/20/50	226	239,948
4.00%, 07/20/50	299	318,476
4.00%, 09/21/51(g)	68,175	72,180,281
4.50%, 09/21/21(g)	5,500	6,107,987
4.50%, 04/15/39	453	507,653
4.50%, 08/15/39	2,206	2,469,973
4.50%, 11/20/39	1,091	1,221,486
4.50%, 01/20/40	301	336,959
4.50%, 06/15/40	1,917	2,148,489
4.50%, 07/15/40	1,098	1,230,220
4.50%, 08/15/40	1,662	1,862,418
4.50%, 08/20/40	1,882	2,109,360
4.50%, 09/15/40	2,200	2,465,179
4.50%, 10/20/40	4,441	4,977,587
4.50%, 06/20/41	3,887	4,358,038
4.50%, 09/20/41	2,638	2,957,547
4.50%, 12/20/41	545	610,784
4.50%, 11/20/45	4,822	5,358,851
4.50%, 02/15/46	10	11,039
4.50%, 08/20/46	6,310	7,012,580
4.50%, 09/20/46	948	1,061,296
4.50%, 10/20/46	4,596	5,132,745
4.50%, 11/20/46	1,828	2,041,841
4.50%, 12/20/46	713	796,690
4.50%, 02/20/47	775	857,102
4.50%, 04/20/47	988	1,073,258
4.50%, 05/20/47	945	1,026,778
4.50%, 06/20/47	2,160	2,346,230
4.50%, 07/20/47	4,999	5,429,455

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 10/20/47	$1,618	$1,755,866
4.50%, 04/20/48	3,995	4,302,990
4.50%, 05/20/48	8,274	8,893,531
4.50%, 06/20/48	11,322	12,130,281
4.50%, 07/20/48	14,977	16,034,524
4.50%, 08/20/48	23,157	24,781,354
4.50%, 09/20/48	1,169	1,250,184
4.50%, 10/20/48	1,240	1,325,441
4.50%, 11/20/48	340	363,351
4.50%, 12/20/48	12,636	13,496,509
4.50%, 01/20/49	454	490,956
4.50%, 02/20/49	2,392	2,605,641
4.50%, 03/20/49	5,293	5,650,253
4.50%, 05/20/49	1,791	1,938,200
4.50%, 06/20/49	16,263	17,367,903
4.50%, 07/20/49	12,711	13,564,954
4.50%, 08/20/49	4,967	5,300,624
4.50%, 09/21/51(g)	19,977	21,287,991
5.00%, 12/15/36	616	693,446
5.00%, 01/15/39	1,848	2,089,281
5.00%, 07/15/39	3,386	3,831,238
5.00%, 05/15/40	1,250	1,412,793
5.00%, 07/20/40	6,202	7,102,389
5.00%, 08/20/40	2,238	2,562,633
5.00%, 05/15/47	1,332	1,469,135
5.00%, 06/15/47	518	564,867
5.00%, 10/15/47	270	291,704
5.00%, 11/15/47	511	553,894
5.00%, 12/15/47	410	458,135
5.00%, 01/15/48	1,552	1,676,973
5.00%, 02/15/48	872	954,251
5.00%, 03/20/48	2,234	2,446,380
5.00%, 04/20/48	7,412	8,115,799
5.00%, 05/20/48	8,409	9,080,871
5.00%, 10/20/48	177	192,954
5.00%, 11/20/48	3,312	3,620,166
5.00%, 12/20/48	5,927	6,478,378
5.00%, 01/20/49	10,270	11,225,919
5.00%, 04/20/49	23,793	26,008,851
5.00%, 05/20/49	2,879	3,147,389
5.00%, 06/20/49	23,285	25,453,610
5.00%, 09/21/51(g)	7,006	7,526,524
5.50%, 03/15/36	932	1,079,308
5.50%, 06/20/38	1,004	1,162,361
5.50%, 03/20/39	1,462	1,700,352
5.50%, 12/15/39	362	421,889
5.50%, 01/15/40	3,332	3,905,606
5.50%, 04/20/48	421	479,459
6.00%, 03/15/37	2,805	3,316,067
6.00%, 09/20/38	1,105	1,313,638
6.00%, 11/15/39	488	579,999
6.50%, 10/20/38	1,595	1,917,837
Uniform Mortgage-Backed Securities
2.00%, 10/01/35	43,145	44,932,472
2.00%, 12/01/35	95,044	98,517,280
2.00%, 02/01/36	484,519	503,358,028
2.00%, 03/01/36	78,086	81,034,824
2.00%, 05/01/36	10,691	11,082,262
2.00%, 09/16/36(g)	368,747	381,561,899
2.00%, 09/01/50	30,968	31,471,505

88	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 10/01/50	$47,817	$48,618,171
2.00%, 12/01/50	86,899	88,581,030
2.00%, 01/01/51	99,360	101,315,361
2.00%, 02/01/51	407,652	413,897,963
2.00%, 03/01/51	257,698	261,787,674
2.00%, 04/01/51	396,091	402,076,026
2.00%, 05/01/51	52,385	53,436,411
2.00%, 06/01/51	128,845	130,790,639
2.00%, 09/14/51(g)	1,613,703	1,635,828,374
2.50%, 05/01/27	1,940	2,032,111
2.50%, 10/01/27	2,072	2,170,679
2.50%, 01/01/28	213	222,542
2.50%, 03/01/28	336	351,703
2.50%, 06/01/28	56	58,691
2.50%, 09/01/28	163	171,021
2.50%, 12/01/28	61	64,132
2.50%, 09/01/29	109	113,860
2.50%, 12/01/29	3,099	3,240,089
2.50%, 02/01/30	1,858	1,945,807
2.50%, 03/01/30	5,859	6,137,198
2.50%, 04/01/30	379	398,055
2.50%, 06/01/30	957	1,002,432
2.50%, 07/01/30	1,873	1,961,874
2.50%, 08/01/30	5,086	5,327,907
2.50%, 09/01/30	1,930	2,021,563
2.50%, 12/01/30	3,790	3,970,700
2.50%, 01/01/31	2,417	2,532,488
2.50%, 04/01/31	1,460	1,530,267
2.50%, 05/01/31	37	38,346
2.50%, 09/01/31	7,302	7,656,021
2.50%, 10/01/31	69,223	72,537,604
2.50%, 12/01/31	12,276	12,870,743
2.50%, 01/01/32	23,025	24,204,038
2.50%, 02/01/32	27,159	28,564,591
2.50%, 03/01/32	10,641	11,156,510
2.50%, 04/01/32	64,848	68,257,617
2.50%, 05/01/32	43,290	45,389,061
2.50%, 07/01/32	18,906	19,919,624
2.50%, 10/01/32	1,248	1,315,475
2.50%, 11/01/32	815	853,971
2.50%, 12/01/32	11,445	12,036,666
2.50%, 01/01/33	40,464	42,383,636
2.50%, 03/01/33	184	193,928
2.50%, 07/01/33	199	208,410
2.50%, 10/01/34	441	465,073
2.50%, 11/01/34	39,255	41,050,546
2.50%, 10/01/35	113,335	119,297,366
2.50%, 03/01/36	29,002	30,735,053
2.50%, 09/16/36(g)	12,654	13,232,309
2.50%, 02/01/47	1,032	1,079,516
2.50%, 04/01/47	12,399	12,968,646
2.50%, 07/01/50	57,709	60,688,589
2.50%, 08/01/50	63,659	66,523,007
2.50%, 09/01/50	185,785	194,371,573
2.50%, 10/01/50	125,281	130,223,250
2.50%, 11/01/50	268,356	279,510,659
2.50%, 01/01/51	104,318	108,680,754
2.50%, 02/01/51	142,104	147,730,034
2.50%, 03/01/51	81,224	84,916,226
2.50%, 04/01/51	31,984	33,242,280

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 05/01/51	$133,703	$138,961,709
2.50%, 06/01/51	307,329	319,432,473
2.50%, 09/14/51(g)	623,430	647,489,982
3.00%, 11/01/25	204	214,385
3.00%, 10/01/26	115	121,070
3.00%, 01/01/27	2,983	3,141,534
3.00%, 02/01/27	39	41,332
3.00%, 10/01/27	3,359	3,544,719
3.00%, 11/01/27	2,428	2,562,012
3.00%, 12/01/27	152	160,189
3.00%, 03/01/29	229	241,851
3.00%, 07/01/29	337	355,903
3.00%, 09/01/29	178	188,167
3.00%, 10/01/29	61	64,753
3.00%, 01/01/30	132	139,972
3.00%, 03/01/30	44,614	46,988,229
3.00%, 04/01/30	5,461	5,773,135
3.00%, 06/01/30	1,303	1,375,483
3.00%, 07/01/30	4,167	4,409,160
3.00%, 08/01/30	15,892	16,797,682
3.00%, 09/01/30	22,326	23,598,203
3.00%, 10/01/30	9,256	9,782,977
3.00%, 11/01/30	2,411	2,548,738
3.00%, 12/01/30	6,400	6,764,381
3.00%, 01/01/31	22,343	23,659,241
3.00%, 02/01/31	15,873	16,831,702
3.00%, 03/01/31	10,609	11,232,685
3.00%, 04/01/31	1,390	1,471,536
3.00%, 05/01/31	524	556,973
3.00%, 06/01/31	8,616	9,136,240
3.00%, 07/01/31	2,267	2,396,212
3.00%, 09/01/31	8,313	8,797,729
3.00%, 10/01/31	2,476	2,617,057
3.00%, 12/01/31	18,732	19,724,506
3.00%, 01/01/32	15,185	16,133,871
3.00%, 02/01/32	27,357	29,091,677
3.00%, 03/01/32	4,007	4,258,249
3.00%, 04/01/32	270	285,292
3.00%, 05/01/32	4,919	5,273,764
3.00%, 06/01/32	9,121	9,640,031
3.00%, 08/01/32	5,621	6,000,999
3.00%, 09/01/32	1,555	1,654,867
3.00%, 11/01/32	8,678	9,266,977
3.00%, 12/01/32	17,914	19,002,011
3.00%, 02/01/33	9,595	10,246,190
3.00%, 05/01/33	714	760,291
3.00%, 09/01/33	851	896,948
3.00%, 10/01/33	8,850	9,330,556
3.00%, 07/01/34	6,704	7,091,579
3.00%, 08/01/34	565	601,753
3.00%, 11/01/34	6,359	6,754,977
3.00%, 12/01/34	13,589	14,308,272
3.00%, 03/01/35	6,754	7,111,819
3.00%, 07/01/35	5,506	5,797,739
3.00%, 12/01/35	9,487	10,056,359
3.00%, 09/16/36(g)	131,331	138,456,874
3.00%, 08/01/42	282	302,089
3.00%, 09/01/42	108	116,534
3.00%, 10/01/42	4,629	4,946,093
3.00%, 11/01/42	3,655	3,897,138

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/42	$18,436	$19,703,996
3.00%, 01/01/43	11,203	12,042,914
3.00%, 02/01/43	318	339,294
3.00%, 03/01/43	13,337	14,256,724
3.00%, 04/01/43	14,635	15,636,741
3.00%, 05/01/43	5,804	6,233,114
3.00%, 06/01/43	3,125	3,325,769
3.00%, 07/01/43	2,196	2,360,409
3.00%, 08/01/43	3,883	4,135,382
3.00%, 09/01/43	8,755	9,317,906
3.00%, 01/01/44	12,269	13,057,248
3.00%, 10/01/44	38,773	41,265,091
3.00%, 12/01/44	11	12,084
3.00%, 01/01/45	3,953	4,207,659
3.00%, 02/01/45	328	347,963
3.00%, 03/01/45	16,753	17,830,073
3.00%, 04/01/45	145	154,684
3.00%, 05/01/45	12,479	13,280,879
3.00%, 06/01/45	75	79,720
3.00%, 08/01/45	206	219,530
3.00%, 09/01/45	1,211	1,280,927
3.00%, 11/01/45	2,520	2,665,946
3.00%, 12/01/45	427	451,616
3.00%, 01/01/46	804	851,905
3.00%, 04/01/46	4,877	5,159,392
3.00%, 06/01/46	90	94,893
3.00%, 07/01/46	108,078	114,334,580
3.00%, 08/01/46	19,197	20,355,002
3.00%, 10/01/46	5,603	5,968,015
3.00%, 11/01/46	74,983	79,306,621
3.00%, 12/01/46	157,738	166,847,527
3.00%, 01/01/47	57,821	61,470,046
3.00%, 02/01/47	95,698	101,132,996
3.00%, 03/01/47	52,842	55,843,327
3.00%, 05/01/47	1,853	1,956,725
3.00%, 07/01/47	24,094	25,465,000
3.00%, 08/01/47	7,700	8,137,133
3.00%, 12/01/47	40,427	42,836,934
3.00%, 03/01/48	6,452	6,812,535
3.00%, 04/01/48	176	187,903
3.00%, 09/01/48	597	631,395
3.00%, 11/01/48	40,431	42,689,210
3.00%, 09/01/49	16,218	17,193,702
3.00%, 10/01/49	21,282	22,246,351
3.00%, 11/01/49	9,123	9,591,675
3.00%, 12/01/49	71,575	74,883,691
3.00%, 02/01/50	12,898	13,586,706
3.00%, 03/01/50	30,123	31,627,639
3.00%, 04/01/50	47,941	50,248,367
3.00%, 05/01/50	13,351	14,087,554
3.00%, 07/01/50	65,514	68,798,260
3.00%, 08/01/50	77,548	82,754,822
3.00%, 10/01/50	156,969	165,994,276
3.00%, 01/01/51	28,359	30,072,954
3.00%, 09/14/51(g)	351,732	367,931,214
3.50%, 10/01/25	364	389,388
3.50%, 01/01/27	414	442,324
3.50%, 11/01/28	182	194,500
3.50%, 01/01/29	377	403,618
3.50%, 11/01/29	171	182,729

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/01/29	$1,425	$1,523,515
3.50%, 07/01/30	9,372	10,033,826
3.50%, 10/01/30	2,513	2,691,634
3.50%, 11/01/30	550	588,869
3.50%, 03/01/31	3,615	3,872,579
3.50%, 06/01/31	11,323	12,199,130
3.50%, 01/01/32	12,624	13,615,884
3.50%, 02/01/32	1,558	1,673,171
3.50%, 05/01/32	6,015	6,481,212
3.50%, 06/01/32	5,288	5,727,584
3.50%, 07/01/32	2,154	2,313,602
3.50%, 08/01/32	1,535	1,648,844
3.50%, 09/01/32	3,936	4,215,434
3.50%, 10/01/32	1,500	1,611,315
3.50%, 11/01/32	1,775	1,909,007
3.50%, 12/01/32	198	213,194
3.50%, 02/01/33	881	953,059
3.50%, 03/01/33	7,058	7,620,465
3.50%, 04/01/33	9,599	10,313,135
3.50%, 05/01/33	6,493	7,019,606
3.50%, 06/01/33	8,276	8,849,156
3.50%, 02/01/34	36,798	39,790,911
3.50%, 03/01/34	612	658,031
3.50%, 04/01/34	2,560	2,749,770
3.50%, 05/01/34	2,841	3,071,753
3.50%, 07/01/34	14,935	15,929,719
3.50%, 08/01/34	10,376	11,083,173
3.50%, 01/01/35	5,819	6,256,684
3.50%, 09/16/36(g)	36,641	39,109,585
3.50%, 08/01/38	1,563	1,665,644
3.50%, 09/01/38	2,274	2,424,099
3.50%, 11/01/40	318	348,334
3.50%, 02/01/41	401	433,614
3.50%, 02/01/42	11,172	12,086,945
3.50%, 03/01/42	83	89,627
3.50%, 04/01/42	26	28,714
3.50%, 05/01/42	3,981	4,312,625
3.50%, 08/01/42	685	742,444
3.50%, 11/01/42	3,491	3,773,605
3.50%, 12/01/42	5,250	5,670,207
3.50%, 01/01/43	109	117,983
3.50%, 02/01/43	709	783,597
3.50%, 04/01/43	129	140,684
3.50%, 05/01/43	174	188,214
3.50%, 06/01/43	4,823	5,217,941
3.50%, 08/01/43	187	202,553
3.50%, 10/01/43	5,444	5,883,656
3.50%, 09/01/44	311	338,044
3.50%, 10/01/44	7,260	7,854,006
3.50%, 01/01/45	166	180,405
3.50%, 02/01/45	7,708	8,337,436
3.50%, 03/01/45	29,714	32,342,268
3.50%, 05/01/45	33,744	36,572,081
3.50%, 06/01/45	152	162,769
3.50%, 07/01/45	13,661	14,798,265
3.50%, 08/01/45	5,382	5,832,040
3.50%, 10/01/45	2,885	3,119,024
3.50%, 11/01/45	432	462,548
3.50%, 12/01/45	54,696	58,812,162
3.50%, 01/01/46	22,284	24,304,432

90	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/01/46	$24,857	$26,629,199
3.50%, 03/01/46	30,909	33,134,277
3.50%, 04/01/46	4,012	4,328,159
3.50%, 05/01/46	24,741	26,769,159
3.50%, 06/01/46	5,856	6,274,207
3.50%, 07/01/46	40,875	44,181,645
3.50%, 08/01/46	13,495	14,434,754
3.50%, 09/01/46	9,961	10,819,230
3.50%, 10/01/46	13,692	14,704,257
3.50%, 11/01/46	19,002	20,408,682
3.50%, 12/01/46	85,600	92,718,095
3.50%, 01/01/47	45,087	48,848,472
3.50%, 02/01/47	19,272	20,629,737
3.50%, 04/01/47	18,931	20,396,529
3.50%, 05/01/47	19,911	21,656,131
3.50%, 06/01/47	15,458	16,583,862
3.50%, 07/01/47	95,968	102,393,691
3.50%, 08/01/47	23,350	24,964,522
3.50%, 09/01/47	26,931	28,584,878
3.50%, 10/01/47	18,562	20,014,515
3.50%, 11/01/47	26,817	28,885,555
3.50%, 12/01/47	24,795	26,330,548
3.50%, 01/01/48	26,907	28,858,888
3.50%, 02/01/48	119,061	127,007,676
3.50%, 03/01/48	3,966	4,217,255
3.50%, 04/01/48	18,246	19,566,464
3.50%, 05/01/48	3,197	3,527,903
3.50%, 06/01/48	5,358	5,684,440
3.50%, 07/01/48	4,070	4,340,002
3.50%, 11/01/48	3,971	4,215,049
3.50%, 02/01/49	233	246,613
3.50%, 03/01/49	1,075	1,155,406
3.50%, 04/01/49	3,371	3,653,107
3.50%, 05/01/49	2,659	2,886,504
3.50%, 06/01/49	111,936	119,389,477
3.50%, 07/01/49	26,906	28,444,000
3.50%, 09/01/49	567	610,867
3.50%, 11/01/49	4,059	4,291,067
3.50%, 03/01/50	7,106	7,511,808
3.50%, 04/01/50	71,474	76,530,625
3.50%, 09/14/51(g)	175,936	186,121,044
4.00%, 10/01/25	1,763	1,874,934
4.00%, 11/01/25	122	129,710
4.00%, 03/01/26	542	577,050
4.00%, 06/01/26	750	798,405
4.00%, 09/01/26	287	305,439
4.00%, 12/01/30	1,665	1,801,373
4.00%, 01/01/31	581	628,691
4.00%, 02/01/31	453	490,307
4.00%, 10/01/31	1,891	2,047,976
4.00%, 02/01/32	2,329	2,522,372
4.00%, 07/01/32	9,203	9,792,068
4.00%, 05/01/33	9,380	9,958,439
4.00%, 06/01/33	1,471	1,561,447
4.00%, 07/01/33	2,660	2,824,547
4.00%, 12/01/33	22,013	23,408,122
4.00%, 09/16/36(g)	10,265	10,897,741
4.00%, 06/01/38	4,910	5,323,144
4.00%, 12/01/40	32	35,087
4.00%, 03/01/42	3,667	4,035,903

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 06/01/42	$2,587	$2,844,581
4.00%, 07/01/42	89	99,729
4.00%, 09/01/43	145	161,656
4.00%, 10/01/43	122	134,082
4.00%, 04/01/44	61	68,072
4.00%, 05/01/44	3,810	4,254,581
4.00%, 06/01/44	6,433	7,093,689
4.00%, 10/01/44	2,326	2,549,368
4.00%, 12/01/44	14,071	15,566,023
4.00%, 01/01/45	17,338	19,038,854
4.00%, 02/01/45	47,831	53,048,223
4.00%, 03/01/45	9,357	10,314,279
4.00%, 05/01/45	16,522	18,405,120
4.00%, 06/01/45	8,510	9,334,112
4.00%, 07/01/45	663	721,545
4.00%, 08/01/45	506	550,403
4.00%, 09/01/45	1,207	1,325,408
4.00%, 11/01/45	260	282,540
4.00%, 12/01/45	1,313	1,449,862
4.00%, 01/01/46	1,285	1,398,745
4.00%, 02/01/46	1,877	2,038,266
4.00%, 03/01/46	2,786	3,025,242
4.00%, 04/01/46	4,643	5,032,950
4.00%, 05/01/46	11,757	12,873,636
4.00%, 06/01/46	27,472	30,663,975
4.00%, 07/01/46	32,659	35,776,808
4.00%, 08/01/46	6,476	7,050,563
4.00%, 09/01/46	225	243,645
4.00%, 10/01/46	6,354	6,954,943
4.00%, 11/01/46	2,039	2,287,419
4.00%, 02/01/47	4,704	5,119,392
4.00%, 03/01/47	3,395	3,701,863
4.00%, 04/01/47	10,241	11,129,979
4.00%, 05/01/47	7,134	7,842,609
4.00%, 06/01/47	17,748	19,439,491
4.00%, 07/01/47	31,642	34,289,822
4.00%, 08/01/47	25,581	27,788,502
4.00%, 09/01/47	28,395	30,758,483
4.00%, 10/01/47	20,486	22,677,468
4.00%, 11/01/47	12,802	13,766,519
4.00%, 12/01/47	18,336	19,741,662
4.00%, 01/01/48	2,986	3,217,401
4.00%, 02/01/48	36,624	39,380,344
4.00%, 04/01/48	42,121	45,089,796
4.00%, 05/01/48	81	89,246
4.00%, 07/01/48	5,377	5,754,977
4.00%, 09/01/48	4,960	5,309,116
4.00%, 10/01/48	14,502	15,629,670
4.00%, 11/01/48	10,435	11,168,527
4.00%, 01/01/49	5,185	5,631,022
4.00%, 02/01/49	4,847	5,188,819
4.00%, 03/01/49	13,178	14,149,655
4.00%, 04/01/49	17,920	19,677,390
4.00%, 05/01/49	14,302	15,702,296
4.00%, 06/01/49	35,329	38,601,512
4.00%, 07/01/49	21,725	23,902,518
4.00%, 08/01/49	28,417	30,488,483
4.00%, 10/01/49	2,255	2,487,470
4.00%, 11/01/49	14,364	15,467,236
4.00%, 12/01/49	7,384	7,904,184

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 02/01/50	$1,312	$1,404,407
4.00%, 05/01/50	12,461	13,396,116
4.00%, 06/01/50	15,864	17,069,198
4.00%, 09/14/51(g)	371,351	397,880,167
4.50%, 10/01/24	304	316,680
4.50%, 02/01/25	132	138,667
4.50%, 04/01/25	150	158,036
4.50%, 06/01/25	777	817,083
4.50%, 08/01/31	1,698	1,850,113
4.50%, 08/01/34	688	752,928
4.50%, 09/16/36(g)	4,200	4,398,516
4.50%, 09/01/40	4,022	4,486,959
4.50%, 12/01/40	2,286	2,550,442
4.50%, 01/01/41	4,966	5,540,185
4.50%, 05/01/41	3,230	3,601,744
4.50%, 06/01/41	18,365	20,470,404
4.50%, 08/01/41	6,264	6,983,834
4.50%, 09/01/41	2,123	2,367,199
4.50%, 01/01/42	2,159	2,406,424
4.50%, 09/01/42	1,865	2,080,757
4.50%, 08/01/43	2,793	3,109,285
4.50%, 12/01/43	108	122,656
4.50%, 03/01/44	20	22,553
4.50%, 04/01/44	5,914	6,584,844
4.50%, 06/01/44	1,148	1,279,607
4.50%, 12/01/44	398	443,893
4.50%, 02/01/45	2,400	2,675,862
4.50%, 08/01/45	3,078	3,431,133
4.50%, 10/01/45	580	654,504
4.50%, 11/01/45	198	219,976
4.50%, 12/01/45	1,029	1,142,930
4.50%, 01/01/46	77	85,085
4.50%, 02/01/46	11,664	13,013,384
4.50%, 03/01/46	2,008	2,238,284
4.50%, 04/01/46	348	390,176
4.50%, 05/01/46	252	278,675
4.50%, 06/01/46	7	7,249
4.50%, 07/01/46	94	103,430
4.50%, 08/01/46	3,226	3,565,855
4.50%, 09/01/46	1,071	1,214,052
4.50%, 10/01/46	1,559	1,726,176
4.50%, 01/01/47	751	823,865
4.50%, 02/01/47	200	220,414
4.50%, 03/01/47	2,960	3,267,193
4.50%, 04/01/47	8,726	9,641,425
4.50%, 06/01/47	5,185	5,706,924
4.50%, 07/01/47	47	51,431
4.50%, 08/01/47	397	444,418
4.50%, 10/01/47	10,656	11,812,104
4.50%, 01/01/48	20,270	22,154,695
4.50%, 02/01/48	1,807	2,022,684
4.50%, 03/01/48	9,847	10,818,778
4.50%, 04/01/48	4,779	5,244,321
4.50%, 05/01/48	10,252	11,136,279
4.50%, 06/01/48	5,824	6,462,340
4.50%, 07/01/48	4,087	4,434,009
4.50%, 08/01/48	16,113	17,733,610
4.50%, 09/01/48	573	630,577
4.50%, 10/01/48	23,780	25,815,717
4.50%, 11/01/48	9,445	10,228,884

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 12/01/48	$33,557	$36,587,339
4.50%, 01/01/49	10,232	11,057,993
4.50%, 02/01/49	15,086	16,328,490
4.50%, 03/01/49	1,230	1,372,155
4.50%, 04/01/49	21,732	23,926,126
4.50%, 05/01/49	21,745	23,494,508
4.50%, 07/01/49	1,122	1,244,720
4.50%, 08/01/49	8,225	8,889,240
4.50%, 09/14/51(g)	202,409	218,901,395
5.00%, 09/16/21(g)	975	1,016,209
5.00%, 07/01/23	158	163,332
5.00%, 12/01/23	73	73,534
5.00%, 09/01/33	136	154,451
5.00%, 11/01/33	3,842	4,351,031
5.00%, 06/01/35	189	215,511
5.00%, 10/01/35	55	62,164
5.00%, 12/01/36	56	63,235
5.00%, 05/01/39	34	39,257
5.00%, 06/01/39	796	900,975
5.00%, 12/01/39	119	135,513
5.00%, 01/01/40	3	3,331
5.00%, 03/01/40	1,971	2,240,589
5.00%, 04/01/40	330	375,430
5.00%, 05/01/40	21	23,745
5.00%, 06/01/40	198	224,172
5.00%, 07/01/40	1,710	1,943,169
5.00%, 08/01/40	1,724	1,966,042
5.00%, 09/01/40	12	13,330
5.00%, 10/01/40	43	49,180
5.00%, 04/01/41	819	932,486
5.00%, 05/01/41	3,376	3,837,562
5.00%, 06/01/41	904	1,027,363
5.00%, 08/01/41	1,704	1,937,840
5.00%, 10/01/41	4,163	4,733,890
5.00%, 01/01/42	19,227	21,856,939
5.00%, 05/01/42	8,120	9,230,830
5.00%, 09/01/47	725	793,931
5.00%, 02/01/48	4,303	4,727,546
5.00%, 03/01/48	2,006	2,206,137
5.00%, 04/01/48	4,671	5,109,356
5.00%, 05/01/48	2,850	3,141,400
5.00%, 07/01/48	5,483	6,086,049
5.00%, 08/01/48	7,628	8,541,648
5.00%, 09/01/48	3,400	3,719,451
5.00%, 01/01/49	252	275,888
5.00%, 04/01/49	14,105	15,628,330
5.00%, 05/01/49	68	74,172
5.00%, 06/01/49	486	531,876
5.00%, 09/01/49	68	76,365
5.00%, 10/01/49	640	711,171
5.00%, 09/14/51(g)	28,792	31,561,117
5.50%, 05/01/33	1,450	1,662,970
5.50%, 11/01/33	2,958	3,399,072
5.50%, 09/01/34	4,292	4,940,647
5.50%, 09/01/36	333	381,929
5.50%, 03/01/38	263	302,424
5.50%, 06/01/38	7,200	8,305,098
5.50%, 11/01/38	518	598,602
5.50%, 07/01/40	1,705	1,960,076
5.50%, 09/01/41	45,437	52,534,875

92	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 01/01/47	$3,641	$4,192,490
5.50%, 12/01/48	531	600,414
5.50%, 09/14/51(g)	43,860	48,941,592
6.00%, 03/01/34	2,392	2,786,628
6.00%, 05/01/34	219	255,981
6.00%, 08/01/34	396	463,744
6.00%, 11/01/34	129	150,182
6.00%, 09/01/36	559	652,069
6.00%, 08/01/37	1,458	1,707,490
6.00%, 03/01/38	436	511,886
6.00%, 05/01/38	223	261,940
6.00%, 09/01/38	176	206,358
6.00%, 06/01/39	3,506	4,113,378
6.00%, 10/01/39	224	263,650
6.00%, 07/01/41	1,922	2,253,539
6.00%, 02/01/49	9,389	11,013,812
6.50%, 08/01/36	28	33,647
6.50%, 09/01/36	251	297,834
6.50%, 10/01/36	37	44,119
6.50%, 12/01/36	36	42,828
6.50%, 07/01/37	64	75,726
6.50%, 08/01/37	2,685	3,178,565
6.50%, 10/01/37	111	131,991
6.50%, 11/01/37	30	35,883
6.50%, 12/01/37	787	929,705
6.50%, 06/01/38	17	18,525
6.50%, 10/01/39	737	880,085
6.50%, 05/01/40	23	27,280
7.00%, 04/01/37	986	1,197,839

		25,316,661,803

U.S. Government Agency Obligations — 0.9%
Federal Farm Credit Banks Funding Corp., 2.85%, 09/20/21	830	831,187
Federal Home Loan Banks
0.50%, 04/14/25	7,000	6,994,260
1.50%, 08/15/24	1,000	1,032,380
1.88%, 11/29/21	1,600	1,607,088
2.00%, 09/09/22	2,000	2,039,180
2.13%, 03/10/23	290	298,648
2.13%, 12/14/29	9,070	9,679,051
2.50%, 12/08/23	1,000	1,049,860
2.50%, 12/10/27	5,000	5,427,300
2.63%, 12/10/21	700	704,865
2.75%, 12/13/24	250	268,478
2.88%, 09/13/24	1,000	1,074,000
3.00%, 09/10/21	30,000	30,021,900
3.00%, 12/09/22	30,510	31,602,868
3.13%, 06/13/25	27,980	30,559,476
3.25%, 11/16/28	1,470	1,683,091
5.50%, 07/15/36	15,700	23,469,616
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	3,080	3,081,355
2.38%, 01/13/22	76,003	76,647,505
2.75%, 06/19/23	6,935	7,254,010
6.25%, 07/15/32	73,423	108,961,935
6.75%, 03/15/31	25,820	38,206,887
Federal National Mortgage Association
0.25%, 07/10/23	146,600	146,765,658
0.50%, 06/17/25	25,000	24,917,750
0.63%, 04/22/25	5,000	5,014,900

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
0.88%, 08/05/30	$17,530	$16,789,708
1.38%, 10/07/21	2,500	2,503,250
1.63%, 01/07/25	5,900	6,131,929
1.75%, 07/02/24	11,550	11,989,246
1.88%, 04/05/22	13,780	13,927,722
1.88%, 09/24/26	1,225	1,290,868
2.00%, 01/05/22	40,345	40,614,908
2.00%, 10/05/22	6,400	6,531,712
2.38%, 01/19/23	1,065	1,097,717
2.50%, 02/05/24	200	210,730
2.63%, 01/11/22	17,730	17,892,229
2.63%, 09/06/24	39,730	42,404,624
2.88%, 09/12/23	5,000	5,268,650
5.63%, 07/15/37	750	1,151,355
6.25%, 05/15/29	10,580	14,486,877
6.63%, 11/15/30	20,180	29,309,028
7.25%, 05/15/30	6,826	10,148,829
Tennessee Valley Authority
3.50%, 12/15/42	525	631,738
4.63%, 09/15/60	1,000	1,515,620
4.88%, 01/15/48	8,035	11,836,198
5.25%, 09/15/39	3,287	4,770,587
5.88%, 04/01/36	3,095	4,629,903
7.13%, 05/01/30	3,556	5,213,060
Series B, 4.70%, 07/15/33	1,500	1,968,840

		811,508,576

U.S. Government Obligations — 37.5%
U.S. Treasury Note/Bond
0.13%, 09/30/22	27,800	27,810,860
0.13%, 10/31/22	58,300	58,313,664
0.13%, 11/30/22	168,300	168,319,723
0.13%, 12/31/22	80,900	80,896,840
0.13%, 01/31/23	21,700	21,698,305
0.13%, 02/28/23	107,000	106,970,742
0.13%, 03/31/23	5,000	4,997,852
0.13%, 05/15/23	69,000	68,954,180
0.13%, 05/31/23	35,000	34,972,656
0.13%, 06/30/23(b)	344,200	343,931,094
0.13%, 07/15/23	64,000	63,927,500
0.13%, 07/31/23(b)	700,000	699,179,691
0.13%, 08/15/23	11,000	10,984,961
0.13%, 10/15/23	9,600	9,578,250
0.13%, 12/15/23	109,700	109,357,188
0.13%, 01/15/24	43,400	43,240,641
0.25%, 04/15/23	31,000	31,046,016
0.25%, 06/15/23	92,300	92,418,980
0.25%, 11/15/23	76,000	76,005,938
0.25%, 03/15/24	41,600	41,541,500
0.25%, 06/15/24	439,076	437,669,587
0.25%, 05/31/25	34,000	33,585,625
0.25%, 06/30/25	4,100	4,047,469
0.25%, 07/31/25	184,800	182,273,438
0.25%, 08/31/25	350,350	345,204,234
0.25%, 09/30/25	116,300	114,482,812
0.25%, 10/31/25	164,300	161,565,946
0.38%, 07/15/24	615	614,808
0.38%, 11/30/25	497,800	491,733,062
0.38%, 12/31/25	360,900	356,163,187
0.38%, 01/31/26	784,100	773,073,594
0.38%, 07/31/27	162,800	157,725,220

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.38%, 09/30/27	$155,000	$149,732,423
0.50%, 03/15/23	50,900	51,176,371
0.50%, 02/28/26	184,700	183,040,587
0.50%, 04/30/27	103,800	101,602,360
0.50%, 05/31/27	178,600	174,595,454
0.50%, 06/30/27	190,000	185,606,250
0.50%, 08/31/27	192,122	187,259,399
0.50%, 10/31/27	198,200	192,687,562
0.63%, 07/31/26	60,000	59,587,500
0.63%, 03/31/27	55,600	54,874,594
0.63%, 11/30/27	375,600	367,559,812
0.63%, 12/31/27	173,400	169,512,048
0.63%, 05/15/30	400,800	380,697,375
0.63%, 08/15/30	511,000	484,092,656
0.75%, 03/31/26	20,500	20,528,828
0.75%, 08/31/26	100,000	99,875,000
0.75%, 01/31/28	506,300	498,230,844
0.88%, 06/30/26	170,000	170,942,970
0.88%, 11/15/30(b)	487,300	471,005,906
1.00%, 07/31/28	145,000	144,275,000
1.13%, 02/28/25	30,000	30,630,469
1.13%, 02/28/27	14,000	14,205,625
1.13%, 02/29/28(b)	111,360	112,177,800
1.13%, 08/31/28	100,000	100,281,250
1.13%, 02/15/31(b)	327,200	322,854,375
1.13%, 05/15/40	151,950	135,401,695
1.13%, 08/15/40	283,800	252,005,531
1.25%, 07/31/23	65,600	66,924,812
1.25%, 08/31/24	141,550	145,132,984
1.25%, 03/31/28	170,000	172,417,187
1.25%, 04/30/28	129,100	130,875,125
1.25%, 05/31/28	55,000	55,721,875
1.25%, 06/30/28	182,175	184,423,723
1.25%, 08/15/31	170,000	169,123,437
1.25%, 05/15/50	195,900	166,239,516
1.38%, 10/15/22	305,100	309,450,058
1.38%, 02/15/23	10,000	10,180,078
1.38%, 06/30/23	84,500	86,345,137
1.38%, 08/31/23	92,000	94,131,094
1.38%, 09/30/23	77,800	79,659,906
1.38%, 08/31/26	22,500	23,162,695
1.38%, 11/15/40	294,800	273,012,437
1.38%, 08/15/50	300,600	263,118,937
1.50%, 09/15/22	65,100	66,053,613
1.50%, 01/15/23	51,200	52,162,000
1.50%, 02/28/23	116,653	119,022,514
1.50%, 03/31/23	94,500	96,511,816
1.50%, 09/30/24	135,000	139,482,423
1.50%, 10/31/24(b)	149,500	154,510,587
1.50%, 11/30/24	351,100	362,949,625
1.50%, 08/15/26	498,500	516,064,338
1.50%, 01/31/27	100,000	103,500,000
1.50%, 02/15/30	25,485	26,094,251
1.63%, 11/15/22	133,681	136,109,190
1.63%, 12/15/22	45,100	45,975,574
1.63%, 04/30/23	60,500	61,972,324
1.63%, 05/31/23	92,150	94,493,346
1.63%, 02/15/26	207,890	216,319,291
1.63%, 05/15/26	250,000	260,234,375
1.63%, 09/30/26	24,500	25,518,281

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.63%, 10/31/26	$229,000	$238,571,486
1.63%, 11/30/26	31,200	32,499,188
1.63%, 08/15/29	94,000	97,334,063
1.63%, 05/15/31	289,600	298,559,500
1.63%, 11/15/50	229,500	213,721,875
1.75%, 09/30/22	247,700	252,121,831
1.75%, 01/31/23	98,040	100,272,708
1.75%, 05/15/23	176,104	180,864,311
1.75%, 06/30/24	174,000	180,796,875
1.75%, 07/31/24(b)	56,850	59,115,117
1.75%, 12/31/24	246,900	257,316,094
1.75%, 12/31/26	25,200	26,414,719
1.75%, 08/15/41	60,000	59,053,125
1.88%, 09/30/22	258,400	263,366,125
1.88%, 10/31/22	228,200	232,897,712
1.88%, 08/31/24	90,000	93,958,594
1.88%, 06/30/26	5,000	5,265,625
1.88%, 07/31/26	9,500	10,010,625
1.88%, 02/15/41	116,200	117,125,969
1.88%, 02/15/51	505,000	498,924,219
2.00%, 10/31/22	169,400	173,118,860
2.00%, 11/30/22	175,700	179,831,696
2.00%, 02/15/23	214,620	220,438,215
2.00%, 04/30/24	290,500	303,368,244
2.00%, 05/31/24	213,750	223,368,750
2.00%, 06/30/24	115,594	120,913,131
2.00%, 02/15/25	207,418	218,031,969
2.00%, 08/15/25	326,715	344,556,704
2.00%, 11/15/26	141,000	149,581,173
2.00%, 02/15/50	162,800	165,521,812
2.00%, 08/15/51	90,000	91,617,188
2.13%, 11/30/23	83,200	86,690,500
2.13%, 02/29/24	89,950	94,039,914
2.13%, 03/31/24	214,000	223,947,657
2.13%, 07/31/24	261,009	274,202,191
2.13%, 09/30/24	100,000	105,218,750
2.13%, 11/30/24	90,000	94,823,438
2.13%, 05/15/25	265,800	281,021,204
2.13%, 05/31/26	28,500	30,339,141
2.25%, 12/31/23	206,930	216,435,847
2.25%, 01/31/24	188,700	197,633,766
2.25%, 04/30/24	185,395	194,809,590
2.25%, 11/15/24	234,966	248,476,545
2.25%, 12/31/24	92,700	98,138,883
2.25%, 11/15/25	119,079	126,986,590
2.25%, 03/31/26	9,000	9,622,266
2.25%, 02/15/27	37,706	40,527,951
2.25%, 08/15/27	176,750	190,365,273
2.25%, 11/15/27	282,450	304,428,141
2.25%, 05/15/41	114,000	121,997,812
2.25%, 08/15/46	123,460	131,793,550
2.25%, 08/15/49	106,500	114,088,125
2.38%, 01/31/23	69,000	71,185,899
2.38%, 02/29/24	159,500	167,736,680
2.38%, 08/15/24	259,717	274,894,212
2.38%, 04/30/26	17,500	18,824,805
2.38%, 05/15/27	5,600	6,063,750
2.38%, 05/15/29	104,000	113,473,750
2.38%, 11/15/49	259,400	285,502,125
2.38%, 05/15/51	95,000	104,930,469

94	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.50%, 03/31/23	$72,000	$74,666,250
2.50%, 08/15/23	147,811	154,427,853
2.50%, 01/31/24	1,400	1,474,484
2.50%, 05/15/24	7,250	7,671,406
2.50%, 02/28/26	26,900	29,043,594
2.50%, 02/15/45	57,824	64,419,550
2.50%, 02/15/46	197,800	220,948,781
2.50%, 05/15/46	108,517	121,301,659
2.63%, 02/28/23	70,000	72,605,859
2.63%, 06/30/23	70,000	73,117,188
2.63%, 03/31/25	5,000	5,370,703
2.63%, 12/31/25	46,500	50,368,946
2.63%, 01/31/26	42,300	45,865,758
2.63%, 02/15/29	181,591	201,168,780
2.75%, 04/30/23	65,918	68,750,310
2.75%, 05/31/23	63,562	66,419,807
2.75%, 07/31/23	74,500	78,137,696
2.75%, 08/31/23	187,765	197,263,269
2.75%, 11/15/23	91,760	96,806,800
2.75%, 02/15/24	61,365	65,061,283
2.75%, 02/28/25	90,500	97,527,891
2.75%, 06/30/25	221,900	240,102,734
2.75%, 08/31/25	183,108	198,543,433
2.75%, 02/15/28	268,702	298,196,244
2.75%, 08/15/42	106,523	123,250,440
2.75%, 11/15/42	118,580	137,200,766
2.75%, 08/15/47	261,000	306,185,625
2.75%, 11/15/47	61,500	72,214,453
2.88%, 09/30/23	90,000	94,935,938
2.88%, 10/31/23	81,600	86,234,625
2.88%, 11/30/23	180,200	190,772,673
2.88%, 04/30/25	41,000	44,459,375
2.88%, 05/31/25	146,800	159,323,875
2.88%, 07/31/25	183,900	200,091,821
2.88%, 11/30/25	60,400	66,005,875
2.88%, 05/15/28	252,994	283,234,689
2.88%, 08/15/28	139,930	156,918,377
2.88%, 05/15/43	90,184	106,459,394
2.88%, 08/15/45	216,125	257,121,211
2.88%, 11/15/46	46,000	55,027,500
2.88%, 05/15/49	42,000	50,754,375
3.00%, 09/30/25	173,100	189,612,118
3.00%, 10/31/25	127,600	139,971,219
3.00%, 05/15/42	56,050	67,365,094
3.00%, 11/15/44	99,727	120,622,923
3.00%, 05/15/45	121,400	147,330,281
3.00%, 11/15/45	90,100	109,640,438
3.00%, 02/15/47	32,300	39,532,172
3.00%, 05/15/47	189,118	231,758,199
3.00%, 02/15/48	98,550	121,077,914
3.00%, 08/15/48	91,800	113,000,062
3.00%, 02/15/49	19,300	23,826,453
3.13%, 11/15/28	187,515	214,001,494
3.13%, 11/15/41	53,900	65,926,438
3.13%, 02/15/42	65,600	80,401,000
3.13%, 02/15/43	58,700	71,925,844
3.13%, 08/15/44	60,519	74,618,036
3.13%, 05/15/48	44,150	55,497,930
3.38%, 05/15/44	84,200	107,736,531
3.38%, 11/15/48	45,550	59,912,484

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.50%, 02/15/39	$4,000	$5,119,375
3.63%, 08/15/43	89,600	118,258,000
3.63%, 02/15/44	83,950	111,233,750
3.75%, 08/15/41	52,000	69,225,000
3.75%, 11/15/43	36,600	49,255,594
3.88%, 08/15/40	80,516	108,419,826
4.25%, 05/15/39	6,040	8,451,281
4.25%, 11/15/40	28,889	40,778,629
4.38%, 02/15/38	7,000	9,833,906
4.38%, 11/15/39	50,933	72,444,234
4.38%, 05/15/40	40,403	57,719,473
4.38%, 05/15/41	35,949	51,687,922
4.50%, 02/15/36(b)	33,785	47,225,095
4.50%, 08/15/39	50,207	72,345,149
4.63%, 02/15/40	45,950	67,424,445
4.75%, 02/15/37(b)	13,077	18,912,611
4.75%, 02/15/41	91,158	136,893,678
5.00%, 05/15/37	16,108	23,920,380
5.25%, 11/15/28	102,377	132,050,334
5.25%, 02/15/29	186,690	241,996,912
5.50%, 08/15/28	97,000	126,009,062
6.00%, 02/15/26	9,468	11,671,529
6.13%, 08/15/29	16,600	22,926,156
6.25%, 05/15/30	6,853	9,724,835
6.50%, 11/15/26	26,950	34,767,606
6.63%, 02/15/27	28,800	37,683,000
6.75%, 08/15/26	38,500	49,661,992
6.88%, 08/15/25	6,265	7,798,946
7.13%, 02/15/23	41,900	46,121,098
7.50%, 11/15/24	51,650	63,299,496
7.63%, 11/15/22	12,000	13,079,063
7.63%, 02/15/25	23,817	29,633,558

		33,459,133,978

Total U.S. Government & Agency Obligations — 66.7% (Cost: $58,185,350,244)		59,587,304,357

Short-Term Investments

Money Market Funds — 11.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(i)(j)(k)	8,268,046	8,272,179,653
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(i)(j)(l)	2,255,206	2,255,206,400

		10,527,386,053

Total Short-Term Investments — 11.8% (Cost: $10,526,319,177)		10,527,386,053

Total Investments Before TBA Sales Commitments — 110.5% (Cost: $95,591,608,889)		98,663,981,675

TBA Sales Commitments(g)

Mortgage-Backed Securities — (0.7)%
Government National Mortgage Association
2.50%, 09/21/51	(25,000)	(25,925,781)
4.50%, 09/21/51	(5,000)	(5,328,125)
Uniform Mortgage-Backed Securities
1.50%, 09/14/51	(150,125)	(147,538,863)

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 09/16/36	(60,375)	$(62,473,143)
2.00%, 09/14/51	(260,458)	(264,029,124)
2.50%, 09/14/51	(106,925)	(111,051,637)

		(616,346,673)

Total TBA Sales Commitments — (0.7)% (Proceeds: $(616,629,964))		(616,346,673)

Total Investments, Net of TBA Sales Commitments — 109.8% (Cost: $94,974,978,925)		98,047,635,002

Other Assets, Less Liabilities — (9.8)%		(8,739,914,600)

Net Assets — 100.0%		$89,307,720,402

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Represents or includes a TBA transaction.
(h)	Rounds to less than 1,000.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$6,978,918,926	$1,293,978,878	(a)	$—	$(213,033)	$(505,118)	$8,272,179,653	8,268,046	$3,854,556		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,392,338,481	862,867,919	(a)	—	—	—	2,255,206,400	2,255,206	1,120,286	(b)	—

					$(213,033)	$(505,118)	$10,527,386,053		$4,974,842		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Core U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$141,870,827	$—	$141,870,827
Collaterized Mortgage Obligations	—	1,185,577,092	—	1,185,577,092
Corporate Bonds & Notes	—	24,434,157,128	—	24,434,157,128
Foreign Government Obligations	—	2,164,358,794	—	2,164,358,794
Municipal Debt Obligations	—	623,327,424	—	623,327,424
U.S. Government & Agency Obligations	—	59,587,304,357	—	59,587,304,357
Money Market Funds	10,527,386,053	—	—	10,527,386,053

	10,527,386,053	88,136,595,622	—	98,663,981,675

Liabilities
TBA Sales Commitments	—	(616,346,673)	—	(616,346,673)

	$10,527,386,053	$87,520,248,949	$—	$98,047,635,002

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	97

Statement of Assets and Liabilities  (unaudited)

August 31, 2021

iShares Core U.S. Aggregate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$88,136,595,622
Affiliated(c)	10,527,386,053
Cash	12,902,684
Cash pledged:
Collateral — TBA commitments	3,658,000
Receivables:
Investments sold	1,002,609,350
Securities lending income — Affiliated	182,072
TBA sales commitments	616,629,964
Capital shares sold	2,162,484
Dividends	646,691
Interest	395,905,743

Total assets	100,698,678,663

LIABILITIES
Cash received:
Collateral — TBA commitments	386,000
Collateral on securities loaned, at value	2,255,106,400
TBA sales commitments, at value(d)	616,346,673
Payables:
Investments purchased	8,516,697,118
Capital shares redeemed	5,391
Investment advisory fees	2,416,679

Total liabilities	11,390,958,261

NET ASSETS	$89,307,720,402

NET ASSETS CONSIST OF:
Paid-in capital	$85,954,175,947
Accumulated earnings	3,353,544,455

NET ASSETS	$89,307,720,402

Shares outstanding	769,600,000

Net asset value	$116.04

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$2,201,691,761
(b) Investments, at cost — Unaffiliated	$85,065,289,712
(c) Investments, at cost — Affiliated	$10,526,319,177
(d) Proceeds from TBA sales commitments	$616,629,964

See notes to financial statements.

98	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations  (unaudited)

Six Months Ended August 31, 2021

iShares Core U.S. Aggregate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$3,854,561
Interest — Unaffiliated	772,635,246
Securities lending income — Affiliated — net	1,120,281
Other income — Unaffiliated	9,889

Total investment income	777,619,977

EXPENSES
Investment advisory fees	17,615,514
Miscellaneous	173

Total expenses	17,615,687

Less:
Investment advisory fees waived	(3,213,928)

Total expenses after fees waived	14,401,759

Net investment income	763,218,218

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	92,146,978
Investments — Affiliated	(213,033)
In-kind redemptions — Unaffiliated	108,784,308

Net realized gain	200,718,253

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	342,626,838
Investments — Affiliated	(505,118)

Net change in unrealized appreciation (depreciation)	342,121,720

Net realized and unrealized gain	542,839,973

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,306,058,191

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	99

Statements of Changes in Net Assets

	iShares Core U.S. Aggregate Bond ETF
	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$763,218,218	$1,596,125,212
Net realized gain	200,718,253	978,536,862
Net change in unrealized appreciation (depreciation)	342,121,720	(1,990,527,541)

Net increase in net assets resulting from operations	1,306,058,191	584,134,533

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(776,306,866)	(1,641,318,127)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,819,681,113	10,602,390,316

NET ASSETS
Total increase in net assets	3,349,432,438	9,545,206,722
Beginning of period	85,958,287,964	76,413,081,242

End of period	$89,307,720,402	$85,958,287,964

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

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Financial Highlights

(For a share outstanding throughout each period)

		iShares Core U.S. Aggregate Bond ETF

	Six Months Ended 08/31/21 (unaudited)		Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of period	$115.40		$116.32	$107.07	$106.72	$108.75	$109.85

Net investment income(a)	1.00		2.38	3.02	2.96	2.58	2.38
Net realized and unrealized gain (loss)(b)	0.66		(0.82)	9.24	0.31	(2.05)	(0.90)

Net increase from investment operations	1.66		1.56	12.26	3.27	0.53	1.48

Distributions(c)
From net investment income		(1.02)	(2.48)	(3.01)	(2.92)	(2.56)	(2.35)
From net realized gain	—		—	—	—	—	(0.23)

Total distributions		(1.02)	(2.48)	(3.01)	(2.92)	(2.56)	(2.58)

Net asset value, end of period	$116.04		$115.40	$116.32	$107.07	$106.72	$108.75

Total Return(d)
Based on net asset value	1.48	%(e)	1.31%	11.61%	3.13%	0.47%	1.34%

Ratios to Average Net Assets
Total expenses	0.04	%(f)	0.04%	0.05%	0.05%	0.05%	0.07%

Total expenses after fees waived	0.03	%(f)	0.03%	0.05%	0.04%	0.04%	0.06%

Net investment income	1.73	%(f)	2.03%	2.70%	2.80%	2.37%	2.16%

Supplemental Data
Net assets, end of period (000)	$89,307,720		$85,958,288	$76,413,081	$58,023,694	$54,713,948	$42,410,587

Portfolio turnover rate(g)(h)	80	%(e)	179%	108%	146%	252%	242%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Core U.S. Aggregate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls and TBA sale commitments ) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

102	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Notes to Financial Statements  (unaudited) (continued)

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

104	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core U.S. Aggregate Bond
Barclays Bank PLC	$157,022	$157,022		$—	$—
Barclays Capital, Inc.	501,273,648	501,273,648		—	—
BMO Capital Markets Corp.	908,958	908,958		—	—
BNP Paribas SA	1,030,669	1,030,669		—	—
BofA Securities, Inc.	1,207,508	1,207,508		—	—
Citigroup Global Markets, Inc.	513,951,393	513,951,393		—	—
Credit Suisse Securities (USA) LLC	154,250	154,250		—	—
Deutsche Bank Securities, Inc.	143,983,895	143,983,895		—	—
Goldman Sachs & Co. LLC	13,138,656	13,138,656		—	—
J.P. Morgan Securities LLC	987,093,655	987,093,655		—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	6,009,973	6,009,973		—	—
Morgan Stanley	4,511,896	4,511,896		—	—
Nomura Securities International, Inc.	1,461,392	1,461,392		—	—
RBC Capital Markets LLC	759,210	759,210		—	—
Wells Fargo Bank N.A.	17,437,610	17,437,610		—	—
Wells Fargo Securities LLC	8,612,026	8,612,026		—	—

	$2,201,691,761	$2,201,691,761		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.04%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended August 31, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
Core U.S. Aggregate Bond	$3,213,928

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements  (unaudited) (continued)

in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended August 31, 2021, the Fund paid BTC $475,318 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2021, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core U.S. Aggregate Bond	$54,098,296	$247,032,630	$ 2,982,051

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2021, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales
Core U.S. Aggregate Bond	$67,601,640,018	$66,878,159,684	$1,815,843,173	$2,500,149,770

For the six months ended August 31, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Aggregate Bond	$4,671,919,072	$2,520,784,739

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of February 28, 2021, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $6,670,167.

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Notes to Financial Statements  (unaudited) (continued)

As of August 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. Aggregate Bond	$95,629,087,606	$3,385,716,655	$(350,539,295)	$3,035,177,360

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Notes to Financial Statements  (unaudited) (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	08/31/21		02/28/21

iShares ETF	Shares	Amount	Shares	Amount

Core U.S. Aggregate Bond
Shares sold	54,900,000	$6,294,044,541	216,400,000	$25,437,149,368
Shares redeemed	(30,200,000)	(3,474,363,428)	(128,400,000)	(14,834,759,052)

Net increase	24,700,000	$2,819,681,113	88,000,000	$10,602,390,316

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

108	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Core U.S. Aggregate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	109

Board Review and Approval of Investment Advisory Contract  (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

110	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core U.S. Aggregate Bond(a)	$0.987676	$—	$0.035841	$1.023517	96%	—%	4%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	111

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

112	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	113

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-211-0821

AUGUST 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares High Yield Bond Factor ETF | HYDB | Cboe BZX

•  iShares Investment Grade Bond Factor ETF | IGEB | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2023 and reducing bond purchasing beginning in late 2022.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term credit, but inflation-protected U.S. Treasuries and Asian fixed income offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2021
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	19.52%	31.17%

U.S. small cap equities (Russell 2000® Index)	3.81	47.08

International equities (MSCI Europe, Australasia, Far East Index)	10.31	26.12

Emerging market equities (MSCI Emerging Markets Index)	(0.98)	21.12

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.36	(4.12)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.49	(0.08)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.50	3.44

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.82	10.14

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2021	iShares® High Yield Bond Factor ETF

Investment Objective

The iShares High Yield Bond Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the BlackRock High Yield Defensive Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	3.34%	10.67%	6.74%	10.67%	31.04%
Fund Market	3.61	11.15	6.81	11.15	31.37
Index	3.63	11.42	7.02	11.42	32.38
Bloomberg Barclays U.S. Corporate High Yield Index	3.82	10.14	6.28	10.14	28.63

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg Barclays U.S. Corporate High Yield Index is an unmanaged index that measures the USD-denominated, high yield, fixed-rate corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,033.40	$ 1.79		$ 1,000.00	$ 1,023.40	$ 1.79		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Baa	4.9%
Ba	45.4
B	37.9
Caa	7.2
Not Rated	4.6

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

1-5 Years	52.1%
5-10 Years	38.7
10-15 Years	3.0
15-20 Years	0.7
More than 20 Years	5.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2021	iShares® Investment Grade Bond Factor ETF

Investment Objective

The iShares Investment Grade Bond Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated investment-grade corporate bonds, as represented by the BlackRock Investment Grade Enhanced Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	2.73%	3.17%	6.21%	3.17%	28.33%
Fund Market	2.88	3.20	6.21	3.20	28.35
Index	3.26	3.33	6.35	3.33	29.00
Bloomberg Barclays U.S. Corporate Index	2.85	2.53	5.69	2.53	25.70

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg Barclays U.S. Corporate Index is an unmanaged index that measures the USD-denominated, investment grade, fixed-rate, taxable corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,027.30	$ 0.92		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aa	0.8%
A	13.2
Baa	81.8
Ba	3.4
Not Rated	0.8

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

1-5 Years	32.0%
5-10 Years	33.0
10-15 Years	3.6
15-20 Years	10.5
More than 20 Years	20.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) August 31, 2021	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	$840	$877,800

Aerospace & Defense — 3.0%
Bombardier Inc., 7.50%, 03/15/25 (Call 10/01/21)(a)	935	960,497
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)	295	308,644
7.50%, 04/15/25 (Call 04/15/22)(a)	1,000	1,058,750
TransDigm Inc. 6.25%, 03/15/26 (Call 03/15/22)(a)	1,050	1,102,500
6.38%, 06/15/26 (Call 10/01/21)	690	716,427
8.00%, 12/15/25 (Call 04/08/22)(a)	275	294,250
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 10/01/21)	200	210,750

		4,651,818

Agriculture — 0.8%
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	625	635,938
10.50%, 11/01/26 (Call 11/01/21)(a)	614	647,770

		1,283,708

Airlines — 2.3%
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	590	528,050
American Airlines Inc., 11.75%, 07/15/25(a)	730	906,295
Azul Investments LLP, 7.25%, 06/15/26 (Call 06/15/24)(a)(b)	665	643,394
Delta Air Lines Inc.
3.80%, 04/19/23 (Call 03/19/23)(b)	160	165,805
4.38%, 04/19/28 (Call 01/19/28)(b)	465	496,414
7.38%, 01/15/26 (Call 12/15/25)(b)	775	912,409

		3,652,367

Auto Manufacturers — 4.6%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)(b)	330	363,000
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	1,076	1,199,751
Ford Motor Co.
5.29%, 12/08/46 (Call 06/08/46)(b)	625	707,862
8.50%, 04/21/23	300	331,688
9.00%, 04/22/25 (Call 03/22/25)	1,005	1,227,808
9.63%, 04/22/30 (Call 01/22/30)	985	1,403,852
Jaguar Land Rover Automotive PLC 4.50%, 10/01/27 (Call 07/01/27)(a)(b)	715	702,559
5.50%, 07/15/29 (Call 07/15/24)(a)	525	519,472
5.63%, 02/01/23 (Call 10/01/21)(a)	561	563,805
5.88%, 01/15/28 (Call 01/15/24)(a)	100	102,845

		7,122,642

Banks — 1.0%
Intesa Sanpaolo SpA 5.02%, 06/26/24(a)	500	542,755
5.71%, 01/15/26(a)(b)	850	955,872

		1,498,627

Building Materials — 0.6%
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)(b)	806	860,405

Chemicals — 2.1%
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 09/16/21)(a)	210	214,698

Security	Par (000)	Value

Chemicals (continued)
OCI NV, 5.25%, 11/01/24 (Call 11/01/21)(a)	$569	$586,781
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 10/01/21)(a)	600	620,394
Sasol Financing USA LLC
5.50%, 03/18/31 (Call 03/18/30)	200	211,500
5.88%, 03/27/24 (Call 02/27/24)	1,030	1,099,298
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 10/01/21)(a)(b)	520	530,400

		3,263,071

Coal — 0.2%
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(a)	250	274,750

Commercial Services — 5.8%
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	891	912,161
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)	580	609,191
Cimpress PLC, 7.00%, 06/15/26 (Call 10/01/21)(a)(b)	720	752,400
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	540	578,205
Graham Holdings Co., 5.75%, 06/01/26 (Call 09/13/21)(a)	194	202,245
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	270	279,563
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(a)(b)	1,175	1,122,125
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(a)	620	593,664
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	375	399,375
5.75%, 04/15/26(a)(b)	838	906,580
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	280	290,150
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)	480	517,200
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	755	798,413
9.25%, 04/15/25 (Call 03/16/25)(a)	430	495,575
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	495	524,700

		8,981,547

Computers — 1.1%
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	505	551,081
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	1,039	1,161,083

		1,712,164

Cosmetics & Personal Care — 0.8%
Coty Inc. 5.00%, 04/15/26 (Call 04/15/23)(a)	525	541,800
6.50%, 04/15/26 (Call 10/01/21)(a)	718	740,438

		1,282,238

Diversified Financial Services — 2.0%
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(a)	300	316,500
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)(b)	250	264,375
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	575	592,250
OneMain Finance Corp. 6.63%, 01/15/28 (Call 07/15/27)	85	98,110
6.88%, 03/15/25	665	753,112
7.13%, 03/15/26	980	1,145,375

		3,169,722

Electric — 2.4%
Drax Finco PLC, 6.63%, 11/01/25 (Call 09/13/21)(a)	586	605,045
FirstEnergy Corp., Series C, 3.40%, 03/01/50 (Call 09/01/49)	800	796,240
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/23)	500	534,375

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PG&E Corp. 5.00%, 07/01/28 (Call 07/01/23)(b)	$1,095	$1,086,787
5.25%, 07/01/30 (Call 07/01/25)(b)	265	261,025
Vistra Operations Co. LLC, 5.63%, 02/15/27 (Call 02/15/22)(a)	390	406,111

		3,689,583

Electronics — 0.3%
Sensata Technologies BV, 4.88%, 10/15/23(a)	415	444,096

Energy - Alternate Sources — 0.4%
Renewable Energy Group Inc., 5.88%, 06/01/28 (Call 06/01/24)(a)	610	631,655

Engineering & Construction — 0.9%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	960	1,072,301
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	290	302,687

		1,374,988

Entertainment — 2.9%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)(b)	515	552,338
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(a)	1,075	1,136,221
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/22)(a)	600	630,450
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)(b)	1,100	1,146,750
Live Nation Entertainment Inc., 6.50%, 05/15/27 (Call 05/15/23)(a)	945	1,041,862

		4,507,621

Environmental Control — 1.3%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 10/01/21)	150	155,250
GFL Environmental Inc. 3.50%, 09/01/28 (Call 03/01/28)(a)	848	846,105
5.13%, 12/15/26 (Call 12/15/22)(a)	425	448,375
Stericycle Inc., 5.38%, 07/15/24 (Call 09/16/21)(a)(b)	606	621,150

		2,070,880

Food — 4.0%
BRF GmbH, 4.35%, 09/29/26(a)	300	314,625
JBS USA Food Co., 7.00%, 01/15/26 (Call 01/15/22)(a)	1,050	1,103,812
Kraft Heinz Foods Co. 4.38%, 06/01/46 (Call 12/01/45)	1,010	1,171,057
4.88%, 10/01/49 (Call 04/01/49)	895	1,112,873
5.50%, 06/01/50 (Call 12/01/49)	520	693,541
6.88%, 01/26/39	350	522,942
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)	730	779,107
Post Holdings Inc., 5.75%, 03/01/27 (Call 03/01/22)(a)	540	565,218

		6,263,175

Gas — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.63%, 05/20/24 (Call 03/20/24)	580	634,375
5.75%, 05/20/27 (Call 02/20/27)	506	569,250
5.88%, 08/20/26 (Call 05/20/26)	115	129,375

		1,333,000

Health Care - Services — 1.6%
HCA Inc., 5.38%, 02/01/25	585	658,857
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	595	616,866

Security	Par (000)	Value

Health Care - Services (continued)
Tenet Healthcare Corp., 6.25%, 02/01/27 (Call 02/01/22)(a)	$1,100	$1,146,750

		2,422,473

Holding Companies - Diversified — 1.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 05/15/27 (Call 11/15/26)	595	618,027
6.25%, 05/15/26 (Call 05/15/22)	820	864,075
6.38%, 12/15/25 (Call 10/01/21)	190	195,700

		1,677,802

Home Builders — 1.2%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27 (Call 09/15/22)(a)	650	686,021
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	684	723,330
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	451	500,008

		1,909,359

Housewares — 0.0%
Newell Brands Inc., 6.00%, 04/01/46 (Call 10/01/45)	50	65,000

Insurance — 0.5%
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	266	300,913
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)(b)	435	479,239

		780,152

Internet — 2.0%
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)	570	594,937
Netflix Inc. 4.88%, 04/15/28	450	525,938
6.38%, 05/15/29	430	550,937
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)	270	285,552
Uber Technologies Inc. 7.50%, 09/15/27 (Call 09/15/22)(a)	985	1,073,650
8.00%, 11/01/26 (Call 11/01/21)(a)	130	138,450

		3,169,464

Iron & Steel — 1.1%
Cleveland-Cliffs Inc. 5.88%, 06/01/27 (Call 06/01/22)(b)	610	637,450
9.88%, 10/17/25 (Call 10/17/22)(a)	361	418,760
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	658	717,220

		1,773,430

Leisure Time — 3.6%
Carnival Corp. 9.88%, 08/01/27 (Call 02/01/24)(a)	405	466,763
10.50%, 02/01/26 (Call 08/01/23)(a)(b)	775	894,156
11.50%, 04/01/23 (Call 01/01/23)(a)	640	718,576
NCL Corp. Ltd. 10.25%, 02/01/26 (Call 08/01/23)(a)	692	799,398
12.25%, 05/15/24 (Call 02/15/24)(a)	625	737,500
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22	790	808,762
5.50%, 08/31/26 (Call 02/28/26)(a)	100	101,375
9.13%, 06/15/23 (Call 03/15/23)(a)	550	599,500
10.88%, 06/01/23 (Call 03/01/23)(a)	275	309,490
11.50%, 06/01/25 (Call 06/01/22)(a)	75	86,344

		5,521,864

Lodging — 2.4%
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)(b)	500	525,625
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(b)	311	321,605

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Travel + Leisure Co., 6.63%, 07/31/26 (Call 04/30/26)(a)(b)	$665	$757,501
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)	680	709,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 05/30/23 (Call 02/28/23)(a)	590	605,358
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	150	157,500
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	675	715,500

		3,792,839

Machinery — 0.6%
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	375	382,500
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 10/01/21)(a)	525	535,500

		918,000

Media — 4.0%
DISH DBS Corp. 5.00%, 03/15/23	680	709,750
7.38%, 07/01/28 (Call 07/01/23)(b)	330	355,122
7.75%, 07/01/26(b)	925	1,059,541
Gray Television Inc., 5.88%, 07/15/26 (Call 10/01/21)(a)	100	103,116
Sirius XM Radio Inc., 5.38%, 07/15/26 (Call 09/02/21)(a)(b)	1,075	1,103,896
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	1,000	1,051,500
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	1,125	1,148,682
Virgin Media Secured Finance PLC 4.50%, 08/15/30 (Call 08/15/25)(a)(b)	400	405,720
5.50%, 05/15/29 (Call 05/15/24)(a)	300	321,375

		6,258,702

Mining — 3.2%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(a)	935	999,459
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(a)(b)	300	297,750
First Quantum Minerals Ltd. 6.88%, 03/01/26 (Call 09/13/21)(a)	300	313,493
7.25%, 04/01/23 (Call 09/13/21)(a)	200	203,875
7.50%, 04/01/25 (Call 09/13/21)(a)(b)	1,025	1,062,156
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)	720	774,432
Freeport-McMoRan Inc. 5.40%, 11/14/34 (Call 05/14/34)(b)	50	62,697
5.45%, 03/15/43 (Call 09/15/42)	205	262,130
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	500	541,245
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)(b)	485	483,181

		5,000,418

Office & Business Equipment — 0.9%
Pitney Bowes Inc. 6.88%, 03/15/27 (Call 03/15/24)(a)	270	287,550
7.25%, 03/15/29 (Call 03/15/24)(a)(b)	290	311,385
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(a)(b)	825	861,877

		1,460,812

Oil & Gas — 6.9%
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)	745	819,500
Callon Petroleum Co., 6.13%, 10/01/24 (Call 10/01/21)	635	612,775
EQT Corp., 6.63%, 02/01/25 (Call 01/01/25)	915	1,048,791
Gulfport Energy Operating Corp., 8.00%, 05/17/26 (Call 05/17/24)	900	957,028
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 09/13/21)(a)	280	288,400
Matador Resources Co., 5.88%, 09/15/26 (Call 09/16/21)	1,138	1,144,714
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)	300	313,125

Security	Par (000)	Value

Oil & Gas (continued)
Occidental Petroleum Corp. 3.50%, 06/15/25 (Call 03/15/25)	$565	$591,838
5.55%, 03/15/26 (Call 12/15/25)	1,277	1,423,855
6.95%, 07/01/24	650	732,186
7.88%, 09/15/31(b)	415	551,290
8.50%, 07/15/27 (Call 01/15/27)	311	392,317
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	405	397,444
PDC Energy Inc., 5.75%, 05/15/26 (Call 10/01/21)	485	503,600
Sunoco LP/Sunoco Finance Corp. 5.50%, 02/15/26 (Call 10/01/21)	270	277,401
6.00%, 04/15/27 (Call 04/15/22)	600	626,946

		10,681,210

Oil & Gas Services — 2.0%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 04/01/28 (Call 04/01/23)(a)	225	229,219
6.88%, 04/01/27 (Call 04/01/22)(a)	540	560,925
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)	300	314,877
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	705	718,240
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 04/01/26 (Call 10/01/21)	750	779,287
6.88%, 09/01/27 (Call 09/01/22)	450	471,312

		3,073,860

Packaging & Containers — 1.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. 5.25%, 08/15/27 (Call 08/15/22)(a)(b)	1,000	1,035,000
5.25%, 08/15/27 (Call 08/15/22)(a)	350	362,250
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/22)(a)(b)	110	115,775
Klabin Austria GmbH, 7.00%, 04/03/49 (Call 10/03/48)(a)(b)	700	883,169

		2,396,194

Pharmaceuticals — 2.2%
Bausch Health Americas Inc. 8.50%, 01/31/27 (Call 07/31/22)(a)	670	720,551
9.25%, 04/01/26 (Call 04/01/22)(a)	914	984,835
Bausch Health Companies Inc. 5.25%, 01/30/30 (Call 01/30/25)(a)	15	14,100
5.25%, 02/15/31 (Call 02/15/26)(a)	375	349,763
9.00%, 12/15/25 (Call 12/15/21)(a)	835	888,231
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	461	462,153

		3,419,633

Pipelines — 5.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 03/01/22)(a)	615	633,450
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.63%, 05/01/27 (Call 05/01/22)(a)	200	202,000
5.75%, 04/01/25 (Call 10/01/21)	200	204,250
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	300	317,984
EnLink Midstream Partners LP 4.15%, 06/01/25 (Call 03/01/25)	610	628,288
4.40%, 04/01/24 (Call 01/01/24)	600	624,120
EQM Midstream Partners LP 4.75%, 07/15/23 (Call 06/15/23)	615	643,597
6.50%, 07/15/48 (Call 01/15/48)	270	304,911
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	1,165	1,188,300

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
New Fortress Energy Inc. 6.50%, 09/30/26 (Call 03/31/23)(a)	$295	$296,534
6.75%, 09/15/25 (Call 09/15/22)(a)	1,075	1,091,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27 (Call 07/15/22)	750	812,040
Western Midstream Operating LP, 6.50%, 02/01/50 (Call 08/01/49)	895	1,055,156

		8,001,755

Real Estate — 0.9%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)(b)	670	725,549
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 10/01/21)(a)	655	685,032

		1,410,581

Real Estate Investment Trusts — 4.9%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	590	574,542
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	1,380	1,426,575
Felcor Lodging LP, 6.00%, 06/01/25 (Call 09/16/21)	500	511,000
Iron Mountain Inc., 5.25%, 03/15/28 (Call 12/27/22)(a)	115	121,066
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 10/01/23)(a)	780	830,700
7.50%, 06/01/25 (Call 06/01/22)(a)	355	379,850
Service Properties Trust 4.35%, 10/01/24 (Call 09/01/24)	960	973,200
4.75%, 10/01/26 (Call 08/01/26)	520	520,000
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC 7.13%, 12/15/24 (Call 10/01/21)(a)	390	401,115
7.88%, 02/15/25 (Call 02/15/22)(a)	415	443,531
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(a)(b)	800	833,744
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	512	542,720

		7,558,043

Retail — 3.8%
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	240	264,000
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	275	294,594
Bath & Body Works Inc. 6.75%, 07/01/36	435	554,229
6.88%, 11/01/35	910	1,168,190
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	705	670,525
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	575	609,500
Gap Inc. (The) 8.63%, 05/15/25 (Call 05/15/22)(a)	704	768,099
8.88%, 05/15/27 (Call 05/15/23)(a)	500	574,375
Macy’s Retail Holdings LLC, 2.88%, 02/15/23 (Call 11/15/22)	525	534,187
PetSmart Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (Call 02/15/24)(a)	365	401,044
QVC Inc., 4.38%, 09/01/28 (Call 06/01/28)	90	92,228

		5,930,971

Software — 0.4%
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	190	195,451
Open Text Corp., 5.88%, 06/01/26 (Call 10/01/21)(a)	370	381,933

		577,384

Telecommunications — 7.5%
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	1,025	1,081,375

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Embarq Corp., 8.00%, 06/01/36	$960	$1,010,400
Hughes Satellite Systems Corp. 5.25%, 08/01/26(b)	540	611,242
6.63%, 08/01/26(b)	584	663,570
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	75	83,250
Series U, 7.65%, 03/15/42	470	523,860
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	320	356,000
Sprint Capital Corp., 8.75%, 03/15/32	700	1,071,994
Sprint Corp. 7.13%, 06/15/24	740	851,000
7.63%, 02/15/25 (Call 11/15/24)	900	1,065,375
7.63%, 03/01/26 (Call 11/01/25)	25	30,824
7.88%, 09/15/23	130	147,284
Telecom Italia Capital SA, 7.72%, 06/04/38	310	402,178
Telesat Canada/Telesat LLC 4.88%, 06/01/27 (Call 12/01/22)(a)	267	246,390
5.63%, 12/06/26 (Call 12/06/23)(a)	450	432,000
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	640	540,608
ViaSat Inc. 5.63%, 09/15/25 (Call 09/13/21)(a)	695	706,808
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	585	606,937
Vmed O2 UK Financing I PLC 4.25%, 01/31/31 (Call 01/31/26)(a)	1,150	1,152,875
4.75%, 07/15/31 (Call 07/15/26)(a)	50	51,326

		11,635,296

Trucking & Leasing — 0.8%
Fortress Transportation and Infrastructure Investors LLC 5.50%, 05/01/28 (Call 05/01/24)(a)	75	76,162
6.50%, 10/01/25 (Call 10/01/21)(a)	905	932,150
9.75%, 08/01/27 (Call 08/01/23)(a)	261	294,604

		1,302,916

Total Corporate Bonds & Notes — 96.2% (Cost: $146,161,947)		149,684,015

Short-Term Investments

Money Market Funds — 15.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	18,999	19,008,228
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	4,320	4,320,000

		23,328,228

Total Short-Term Investments — 15.0% (Cost: $23,326,696)		23,328,228

Total Investments in Securities — 111.2% (Cost: $169,488,643)		173,012,243

Other Assets, Less Liabilities — (11.2)%		(17,457,111)

Net Assets — 100.0%		$155,555,132

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® High Yield Bond Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,316,854	$10,693,067	(a)	$—	$(1,514)	$(179)	$19,008,228	18,999	$15,600	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,771,000	2,549,000	(a)	—	—	—	4,320,000	4,320	111		—

					$(1,514)	$(179)	$23,328,228		$15,711		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$149,684,015	$—	$149,684,015
Money Market Funds	23,328,228	—	—	23,328,228

	$23,328,228	$149,684,015	$—	$173,012,243

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) August 31, 2021	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.38%, 03/01/41 (Call 09/01/40)	$200	$209,842

Aerospace & Defense — 3.1%
Boeing Co. (The) 4.88%, 05/01/25 (Call 04/01/25)	294	328,648
5.04%, 05/01/27 (Call 03/01/27)	740	853,102
5.15%, 05/01/30 (Call 02/01/30)	305	360,865
5.93%, 05/01/60 (Call 11/01/59)	605	840,909
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	880	1,016,093
Northrop Grumman Corp., 4.75%, 06/01/43	170	220,229
Raytheon Technologies Corp. 4.88%, 10/15/40	615	785,861
5.70%, 04/15/40	315	439,971
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	200	204,174

		5,049,852

Agriculture — 2.5%
Altria Group Inc. 4.80%, 02/14/29 (Call 11/14/28)	90	104,682
5.38%, 01/31/44	578	695,136
5.80%, 02/14/39 (Call 08/14/38)	540	676,096
BAT Capital Corp. 3.56%, 08/15/27 (Call 05/15/27)	486	525,930
5.28%, 04/02/50 (Call 02/02/49)	170	200,111
Philip Morris International Inc., 6.38%, 05/16/38	565	805,636
Reynolds American Inc. 4.45%, 06/12/25 (Call 03/12/25)	190	210,543
5.70%, 08/15/35 (Call 02/15/35)	231	282,412
5.85%, 08/15/45 (Call 02/12/45)	528	653,021

		4,153,567

Airlines — 0.6%
Southwest Airlines Co. 4.75%, 05/04/23	215	229,541
5.25%, 05/04/25 (Call 04/04/25)	625	708,370

		937,911

Auto Manufacturers — 1.0%
Daimler Finance North America LLC, 8.50%, 01/18/31(a)	485	741,838
Stellantis NV, 5.25%, 04/15/23	890	950,226

		1,692,064

Auto Parts & Equipment — 0.4%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	600	667,974

Banks — 4.9%
Bank of America Corp.
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(b)	13	14,373
4.45%, 03/03/26	210	236,863
Citigroup Inc. 3.40%, 05/01/26	569	623,383
3.70%, 01/12/26	433	478,696
4.60%, 03/09/26	289	329,221
8.13%, 07/15/39	421	725,991
Fifth Third Bancorp., 3.65%, 01/25/24 (Call 12/25/23)	710	759,733
Goldman Sachs Group Inc. (The), 3.75%, 02/25/26 (Call 11/25/25)	290	320,115
HSBC Holdings PLC 3.90%, 05/25/26	595	661,585
4.25%, 08/18/25	200	221,231

Security	Par (000)	Value

Banks (continued)
4.30%, 03/08/26	$730	$823,016
JPMorgan Chase & Co. 2.08%, 04/22/26 (Call 04/22/25)(b)	170	175,561
3.30%, 04/01/26 (Call 01/01/26)	530	579,333
3.90%, 07/15/25 (Call 04/15/25)	215	236,814
Morgan Stanley, Series F, 3.88%, 04/29/24	81	87,736
Royal Bank of Canada, 4.65%, 01/27/26	560	639,726
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)	225	243,561
Wells Fargo & Co. 3.00%, 02/19/25	180	192,157
3.00%, 04/22/26	660	714,219

		8,063,314

Beverages — 2.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	675	832,135
Anheuser-Busch InBev Worldwide Inc. 4.60%, 06/01/60 (Call 12/01/59)	75	93,484
5.45%, 01/23/39 (Call 07/23/38)	225	297,237
8.20%, 01/15/39	277	465,984
Constellation Brands Inc. 3.50%, 05/09/27 (Call 02/09/27)	116	128,311
3.70%, 12/06/26 (Call 09/06/26)	182	202,093
4.25%, 05/01/23	700	741,819
Keurig Dr Pepper Inc. 4.42%, 05/25/25 (Call 03/25/25)	630	704,655
4.60%, 05/25/28 (Call 02/25/28)	380	445,940

		3,911,658

Biotechnology — 2.1%
Amgen Inc. 2.25%, 08/19/23 (Call 06/19/23)	500	517,084
4.40%, 05/01/45 (Call 11/01/44)	304	374,245
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	465	511,784
Gilead Sciences Inc. 4.80%, 04/01/44 (Call 10/01/43)	650	834,647
5.65%, 12/01/41 (Call 06/01/41)	545	765,107
Royalty Pharma PLC 3.35%, 09/02/51 (Call 03/02/51)	300	291,102
3.55%, 09/02/50 (Call 03/02/50)	140	140,230

		3,434,199

Building Materials — 0.2%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	280	304,444
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	15	17,816

		322,260

Chemicals — 1.7%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)(a)	185	197,553
Dow Chemical Co. (The), 5.55%, 11/30/48 (Call 05/30/48)	310	439,661
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	290	383,319
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	515	590,421
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	275	348,499
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	549	603,984
LYB International Finance III LLC, 3.80%, 10/01/60 (Call 04/01/60)	90	98,450
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	40	50,167

		2,712,054

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 2.0%
Global Payments Inc. 2.90%, 05/15/30 (Call 02/15/30)(a)	$195	$204,935
3.20%, 08/15/29 (Call 05/15/29)	175	187,740
4.00%, 06/01/23 (Call 05/01/23)	245	259,083
4.80%, 04/01/26 (Call 01/01/26)	400	457,174
Moody’s Corp., 2.55%, 08/18/60 (Call 02/18/60)	240	215,520
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	745	782,505
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)	535	562,151
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	495	546,589

		3,215,697

Computers — 2.1%
Apple Inc., 3.20%, 05/13/25	220	238,867
Dell International LLC/EMC Corp. 6.02%, 06/15/26 (Call 03/15/26)	80	95,544
8.10%, 07/15/36 (Call 01/15/36)	400	613,485
8.35%, 07/15/46 (Call 01/15/46)	490	804,171
HP Inc. 2.65%, 06/17/31 (Call 03/17/31)(c)	85	85,044
3.40%, 06/17/30 (Call 03/17/30)	45	48,192
6.00%, 09/15/41(a)	637	842,090
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	640	734,182

		3,461,575

Diversified Financial Services — 3.5%
Brookfield Finance Inc. 4.70%, 09/20/47 (Call 03/20/47)	180	222,917
4.85%, 03/29/29 (Call 12/29/28)	670	799,365
Capital One Financial Corp. 3.20%, 02/05/25 (Call 01/05/25)(a)	530	570,012
3.75%, 03/09/27 (Call 02/09/27)	700	782,637
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	171	190,876
CI Financial Corp. 3.20%, 12/17/30 (Call 09/17/30)	765	794,946
4.10%, 06/15/51 (Call 12/15/50)	70	75,536
GE Capital Funding LLC, 4.05%, 05/15/27 (Call 03/15/27)	220	249,021
Raymond James Financial Inc., 4.95%, 07/15/46	420	550,868
Synchrony Financial 3.95%, 12/01/27 (Call 09/01/27)	540	601,850
5.15%, 03/19/29 (Call 12/19/28)	310	367,094
Western Union Co. (The) 1.35%, 03/15/26 (Call 02/15/26)	295	292,859
2.85%, 01/10/25 (Call 12/10/24)	175	184,415

		5,682,396

Electric — 9.6%
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	75	87,467
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	530	597,724
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	75	90,046
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	505	615,274
Consolidated Edison Co. of New York Inc. 3.60%, 06/15/61 (Call 12/15/60)	550	593,821
Series C, 3.00%, 12/01/60 (Call 06/01/60)	280	266,800
Consumers Energy Co., 3.10%, 08/15/50 (Call 02/15/50)	105	112,318
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	325	357,741
DTE Electric Co., 2.95%, 03/01/50 (Call 09/01/49)	35	36,429
DTE Energy Co. 2.85%, 10/01/26 (Call 07/01/26)	180	192,519
Series C, 2.53%, 10/01/24	235	246,264
Duke Energy Carolinas LLC, 3.95%, 03/15/48 (Call 09/15/47)	255	303,076

Security	Par (000)	Value

Electric (continued)
Duke Energy Corp. 2.65%, 09/01/26 (Call 06/01/26)	$765	$813,334
3.75%, 04/15/24 (Call 01/15/24)	315	337,954
Duke Energy Florida LLC 3.20%, 01/15/27 (Call 10/15/26)	95	104,279
3.40%, 10/01/46 (Call 04/01/46)	255	282,336
Duke Energy Indiana LLC, Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	110	117,460
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)(a)	220	246,356
Edison International, 5.75%, 06/15/27 (Call 04/15/27)(a)	190	217,169
Emera U.S. Finance LP 3.55%, 06/15/26 (Call 03/15/26)	74	80,806
4.75%, 06/15/46 (Call 12/15/45)	655	779,031
Entergy Arkansas LLC, 2.65%, 06/15/51 (Call 12/15/50)	178	171,878
Entergy Louisiana LLC 4.00%, 03/15/33 (Call 12/15/32)	97	113,969
4.20%, 04/01/50 (Call 10/01/49)	580	723,545
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	237	228,175
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)(a)	535	571,624
Evergy Kansas Central Inc., 3.45%, 04/15/50 (Call 10/15/49)	170	186,968
Exelon Corp. 3.40%, 04/15/26 (Call 01/15/26)	374	408,038
3.95%, 06/15/25 (Call 03/15/25)	485	532,493
Exelon Generation Co. LLC, 5.60%, 06/15/42 (Call 12/15/41)	284	338,480
Florida Power & Light Co. 3.70%, 12/01/47 (Call 06/01/47)	133	159,390
3.95%, 03/01/48 (Call 09/01/47)	125	153,524
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	665	718,246
Georgia Power Co., 4.30%, 03/15/42	55	65,192
Kentucky Utilities Co., 3.30%, 06/01/50 (Call 12/01/49)	213	229,539
Oncor Electric Delivery Co. LLC, 3.80%, 06/01/49 (Call 12/01/48)	240	285,577
San Diego Gas & Electric Co., Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	430	431,401
Sempra Energy 3.25%, 06/15/27 (Call 03/15/27)	120	130,109
3.40%, 02/01/28 (Call 10/01/27)	545	594,468
4.00%, 02/01/48 (Call 08/01/47)	70	79,176
Southern California Edison Co. 2.85%, 08/01/29 (Call 05/01/29)	65	68,232
4.00%, 04/01/47 (Call 10/01/46)	760	800,955
Series A, 4.20%, 03/01/29 (Call 12/01/28)	141	159,767
Series B, 4.88%, 03/01/49 (Call 09/01/48)	158	189,415
Series C, 4.13%, 03/01/48 (Call 09/01/47)	125	135,165
Southern Co. (The) 3.25%, 07/01/26 (Call 04/01/26)	801	868,889
4.40%, 07/01/46 (Call 01/01/46)	665	799,060

		15,621,479

Electronics — 1.1%
Jabil Inc. 1.70%, 04/15/26 (Call 03/15/26)	150	151,713
3.00%, 01/15/31 (Call 10/15/30)	225	231,728
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)(a)	160	186,493
SYNNEX Corp. 1.25%, 08/09/24 (Call 08/09/22)(c)	530	530,413
1.75%, 08/09/26 (Call 07/09/26)(c)	285	283,691
2.38%, 08/09/28 (Call 06/09/28)(c)	245	244,815

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	$105	$122,503

		1,751,356

Environmental Control — 0.2%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	255	290,195

Food — 2.7%
Campbell Soup Co. 3.95%, 03/15/25 (Call 01/15/25)	155	170,146
4.15%, 03/15/28 (Call 12/15/27)	655	746,115
Conagra Brands Inc., 5.30%, 11/01/38 (Call 05/01/38)	10	12,927
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	520	574,326
JM Smucker Co. (The), 3.50%, 03/15/25	690	750,060
Kellogg Co. 3.25%, 04/01/26	280	306,113
4.30%, 05/15/28 (Call 02/15/28)	110	127,515
Sysco Corp. 4.50%, 04/01/46 (Call 10/01/45)	350	422,990
5.65%, 04/01/25 (Call 03/01/25)	500	576,783
6.60%, 04/01/50 (Call 10/01/49)	100	160,045
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	460	499,172

		4,346,192

Gas — 0.8%
National Fuel Gas Co. 2.95%, 03/01/31 (Call 12/01/30)	160	162,604
5.50%, 01/15/26 (Call 12/15/25)	260	300,317
NiSource Inc., 4.38%, 05/15/47 (Call 11/15/46)	675	822,008

		1,284,929

Health Care - Products — 2.6%
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)	620	660,501
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	550	595,891
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	120	139,019
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	608	659,347
STERIS Irish FinCo UnLtd Co. 2.70%, 03/15/31 (Call 12/15/30)	290	299,768
3.75%, 03/15/51 (Call 09/15/50)	270	295,744
Thermo Fisher Scientific Inc., 4.13%, 03/25/25 (Call 02/25/25)	690	761,939
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	735	794,548

		4,206,757

Health Care - Services — 2.8%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)	500	518,766
Anthem Inc. 3.50%, 08/15/24 (Call 05/15/24)	405	434,827
4.10%, 03/01/28 (Call 12/01/27)	85	97,182
4.65%, 01/15/43	180	226,809
HCA Inc. 5.13%, 06/15/39 (Call 12/15/38)	620	780,951
5.50%, 06/15/47 (Call 12/15/46)	375	495,400
Humana Inc. 3.13%, 08/15/29 (Call 05/15/29)	155	167,446
3.95%, 03/15/27 (Call 12/15/26)	167	187,610
4.95%, 10/01/44 (Call 04/01/44)	315	412,454
Laboratory Corp. of America Holdings 3.60%, 02/01/25 (Call 11/01/24)(a)	615	661,905
3.60%, 09/01/27 (Call 06/01/27)	188	208,518
4.70%, 02/01/45 (Call 08/01/44)(a)	103	127,901
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	170	197,261

		4,517,030

Holding Companies - Diversified — 1.7%
Ares Capital Corp., 3.88%, 01/15/26 (Call 12/15/25)	830	892,995

Security	Par (000)	Value

Holding Companies - Diversified (continued)
FS KKR Capital Corp., 3.40%, 01/15/26 (Call 12/15/25)	$770	$803,310
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	220	227,596
Owl Rock Capital Corp. 3.40%, 07/15/26 (Call 06/15/26)	475	497,078
3.75%, 07/22/25 (Call 06/22/25)	120	126,895
4.25%, 01/15/26 (Call 12/15/25)	235	253,508

		2,801,382

Home Builders — 0.4%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)(a)	575	669,133

Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	195	233,826

Insurance — 3.5%
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	190	211,885
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	115	142,673
American International Group Inc. 3.75%, 07/10/25 (Call 04/10/25)	300	328,969
3.88%, 01/15/35 (Call 07/15/34)	34	38,915
3.90%, 04/01/26 (Call 01/01/26)	679	754,624
4.50%, 07/16/44 (Call 01/16/44)	175	216,864
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	349	386,772
Brown & Brown Inc., 2.38%, 03/15/31 (Call 12/15/30)	265	268,297
CNA Financial Corp. 3.45%, 08/15/27 (Call 05/10/27)	95	105,059
3.90%, 05/01/29 (Call 02/01/29)	100	112,669
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50 (Call 04/15/50)	540	588,452
Fairfax Financial Holdings Ltd. 4.63%, 04/29/30 (Call 01/29/30)	250	286,680
4.85%, 04/17/28 (Call 01/17/28)	205	235,992
Fidelity National Financial Inc. 2.45%, 03/15/31 (Call 12/15/30)(a)	255	255,440
3.40%, 06/15/30 (Call 03/15/30)	215	232,095
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	180	211,407
Markel Corp. 3.45%, 05/07/52 (Call 11/07/51)	220	231,429
4.15%, 09/17/50 (Call 03/17/50)(a)	15	17,753
5.00%, 05/20/49 (Call 11/20/48)	180	238,285
Marsh & McLennan Companies Inc., 4.35%, 01/30/47 (Call 07/30/46)	80	101,772
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	250	274,106
Travelers Companies Inc. (The), 4.05%, 03/07/48 (Call 09/07/47)	85	105,765
Willis North America Inc. 3.60%, 05/15/24 (Call 03/15/24)(a)	110	117,769
4.50%, 09/15/28 (Call 06/15/28)	198	229,083

		5,692,755

Internet — 1.2%
Booking Holdings Inc. 3.60%, 06/01/26 (Call 03/01/26)(a)	545	603,441
4.63%, 04/13/30 (Call 01/13/30)	50	59,792
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)	390	418,781
Expedia Group Inc. 3.25%, 02/15/30 (Call 11/15/29)	800	829,641
4.63%, 08/01/27 (Call 05/01/27)	100	113,089

		2,024,744

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time — 0.1%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)	$175	$171,848

Lodging — 0.6%
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	435	499,741
Series R, 3.13%, 06/15/26 (Call 03/15/26)(a)	470	502,105

		1,001,846

Machinery — 0.7%
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	200	210,865
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/24 (Call 02/15/24)	185	199,389
4.95%, 09/15/28 (Call 06/15/28)	645	750,777

		1,161,031

Manufacturing — 1.2%
General Electric Co. 5.88%, 01/14/38	515	708,752
6.75%, 03/15/32	420	583,277
6.88%, 01/10/39	220	332,943
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	240	256,463

		1,881,435

Media — 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 04/01/38 (Call 10/01/37)	164	202,690
5.75%, 04/01/48 (Call 10/01/47)	265	340,842
6.38%, 10/23/35 (Call 04/23/35)	515	688,390
6.48%, 10/23/45 (Call 04/23/45)	565	787,898
Comcast Corp. 2.94%, 11/01/56 (Call 05/01/56)(c)	395	391,265
2.99%, 11/01/63 (Call 05/01/63)(c)	370	364,103
Fox Corp., 5.48%, 01/25/39 (Call 07/25/38)	615	798,112
NBCUniversal Media LLC, 5.95%, 04/01/41	28	41,219
Time Warner Cable LLC 6.55%, 05/01/37	295	402,557
6.75%, 06/15/39	574	801,676

		4,818,752

Mining — 1.0%
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	438	560,457
Southern Copper Corp. 5.25%, 11/08/42	25	32,128
5.88%, 04/23/45	413	574,277
6.75%, 04/16/40	290	414,700

		1,581,562

Oil & Gas — 0.5%
Pioneer Natural Resources Co., 0.75%, 01/15/24 (Call 01/15/22)	800	794,366

Packaging & Containers — 0.1%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	192	210,522

Pharmaceuticals — 5.8%
AbbVie Inc. 3.20%, 05/14/26 (Call 02/14/26)	625	678,560
3.25%, 10/01/22 (Call 07/01/22)	780	798,856
4.25%, 11/14/28 (Call 08/14/28)	370	428,868
4.50%, 05/14/35 (Call 11/14/34)(a)	367	446,328
4.70%, 05/14/45 (Call 11/14/44)	280	353,267
AstraZeneca PLC 4.00%, 09/18/42	40	48,703
6.45%, 09/15/37	475	714,925

Security	Par (000)	Value

Pharmaceuticals (continued)
Becton Dickinson and Co. 3.70%, 06/06/27 (Call 03/06/27)	$476	$530,922
3.73%, 12/15/24 (Call 09/15/24)	134	145,468
4.67%, 06/06/47 (Call 12/06/46)	30	38,068
Cigna Corp. 3.40%, 03/01/27 (Call 12/01/26)	80	88,126
3.40%, 03/15/50 (Call 09/15/49)(a)	50	53,192
4.38%, 10/15/28 (Call 07/15/28)	800	933,482
4.80%, 07/15/46 (Call 01/16/46)	600	767,826
CVS Health Corp. 3.25%, 08/15/29 (Call 05/15/29)	640	698,605
4.30%, 03/25/28 (Call 12/25/27)	240	276,334
4.78%, 03/25/38 (Call 09/25/37)	674	838,779
5.13%, 07/20/45 (Call 01/20/45)	287	378,767
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	245	265,919
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	235	283,786
Zoetis Inc. 3.00%, 09/12/27 (Call 06/15/27)(a)	101	109,717
4.50%, 11/13/25 (Call 08/13/25)	380	430,909
4.70%, 02/01/43 (Call 08/01/42)	125	162,416

		9,471,823

Pipelines — 6.3%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)	205	218,598
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	510	570,561
Enbridge Inc. 2.50%, 01/15/25 (Call 12/15/24)	141	147,788
5.50%, 12/01/46 (Call 05/29/46)	60	82,170
Enterprise Products Operating LLC 3.95%, 01/31/60 (Call 07/31/59)	20	22,244
5.10%, 02/15/45 (Call 08/15/44)	290	367,625
Kinder Morgan Inc. 4.30%, 03/01/28 (Call 12/01/27)	625	713,834
5.30%, 12/01/34 (Call 06/01/34)	341	422,076
5.55%, 06/01/45 (Call 12/01/44)	396	513,845
MPLX LP 4.50%, 04/15/38 (Call 10/15/37)	695	794,862
4.88%, 06/01/25 (Call 03/01/25)	215	241,846
5.20%, 03/01/47 (Call 09/01/46)	290	356,875
ONEOK Inc. 3.40%, 09/01/29 (Call 06/01/29)	520	558,635
4.55%, 07/15/28 (Call 04/15/28)	550	627,262
5.20%, 07/15/48 (Call 01/15/48)	20	24,556
Sabine Pass Liquefaction LLC 5.00%, 03/15/27 (Call 09/15/26)	155	179,309
5.63%, 03/01/25 (Call 12/01/24)	290	330,485
5.88%, 06/30/26 (Call 12/31/25)	540	637,463
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	644	701,953
TransCanada PipeLines Ltd. 4.10%, 04/15/30 (Call 01/15/30)	40	45,803
4.63%, 03/01/34 (Call 12/01/33)	35	41,301
4.88%, 01/15/26 (Call 10/15/25)	490	562,338
7.63%, 01/15/39	378	590,968
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	165	207,612
Williams Companies Inc. (The) 4.00%, 09/15/25 (Call 06/15/25)	495	546,573
5.10%, 09/15/45 (Call 03/15/45)	30	37,458

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.30%, 04/15/40(a)	$487	$667,979

		10,212,019

Real Estate Investment Trusts — 5.2%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	30	32,567
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	105	120,247
American Tower Corp. 3.38%, 10/15/26 (Call 07/15/26)	147	160,000
3.80%, 08/15/29 (Call 05/15/29)	208	232,063
4.00%, 06/01/25 (Call 03/01/25)	310	340,557
5.00%, 02/15/24	505	556,895
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	590	621,310
Crown Castle International Corp. 3.65%, 09/01/27 (Call 06/01/27)	105	116,326
3.70%, 06/15/26 (Call 03/15/26)	120	132,138
3.80%, 02/15/28 (Call 11/15/27)	65	72,312
4.45%, 02/15/26 (Call 11/15/25)	265	298,241
Digital Realty Trust LP 3.70%, 08/15/27 (Call 05/15/27)	535	599,740
4.45%, 07/15/28 (Call 04/15/28)	216	251,324
Equinix Inc. 3.20%, 11/18/29 (Call 08/18/29)	311	334,607
3.40%, 02/15/52 (Call 08/15/51)	180	188,346
GLP Capital LP/GLP Financing II Inc. 5.25%, 06/01/25 (Call 03/01/25)	315	353,148
5.30%, 01/15/29 (Call 10/15/28)	535	628,208
Healthcare Trust of America Holdings LP 3.10%, 02/15/30 (Call 11/15/29)	245	262,137
3.75%, 07/01/27 (Call 04/01/27)(a)	100	111,506
Healthpeak Properties Inc. 3.25%, 07/15/26 (Call 05/15/26)	160	174,137
3.50%, 07/15/29 (Call 04/15/29)	250	277,690
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	105	116,846
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	130	132,375
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	535	616,049
Welltower Inc. 4.00%, 06/01/25 (Call 03/01/25)	825	906,889
4.25%, 04/15/28 (Call 01/15/28)	211	242,386
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	395	452,750
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)	210	210,970

		8,541,764

Retail — 1.8%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(a)	170	198,244
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(a)	100	111,019
Dollar Tree Inc. 4.00%, 05/15/25 (Call 03/15/25)	125	137,259
4.20%, 05/15/28 (Call 02/15/28)	665	756,807
McDonald’s Corp. 4.70%, 12/09/35 (Call 06/09/35)	165	205,598
4.88%, 12/09/45 (Call 06/09/45)	100	131,561
O’Reilly Automotive Inc. 3.90%, 06/01/29 (Call 03/01/29)	105	119,247
4.35%, 06/01/28 (Call 03/01/28)	80	92,946
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	230	258,128

Security	Par (000)	Value

Retail (continued)
Walgreens Boots Alliance Inc. 3.45%, 06/01/26 (Call 03/01/26)	$578	$631,066
4.80%, 11/18/44 (Call 05/18/44)	285	347,373

		2,989,248

Semiconductors — 4.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	241	265,946
Broadcom Inc. 4.11%, 09/15/28 (Call 06/15/28)	254	284,718
4.70%, 04/15/25 (Call 03/15/25)	150	167,812
4.75%, 04/15/29 (Call 01/15/29)	314	364,740
5.00%, 04/15/30 (Call 01/15/30)	710	840,955
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)(a)	760	843,358
Marvell Technology Inc. 2.45%, 04/15/28 (Call 02/15/28)(c)	550	565,747
2.95%, 04/15/31 (Call 01/15/31)(c)	295	307,224
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	835	885,176
Micron Technology Inc. 4.64%, 02/06/24 (Call 01/06/24)	155	168,369
4.66%, 02/15/30 (Call 11/15/29)	205	240,621
4.98%, 02/06/26 (Call 12/06/25)	215	247,256
5.33%, 02/06/29 (Call 11/06/28)	215	260,110
NXP BV/NXP Funding LLC 4.88%, 03/01/24 (Call 02/01/24)(c)	462	505,783
5.35%, 03/01/26 (Call 01/01/26)(c)	205	238,819
5.55%, 12/01/28 (Call 09/01/28)(c)	165	202,248
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	287	291,623
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	530	558,707

		7,239,212

Shipbuilding — 0.3%
Huntington Ingalls Industries Inc. 3.48%, 12/01/27 (Call 09/01/27)	234	254,806
3.84%, 05/01/25 (Call 04/01/25)	156	170,080
4.20%, 05/01/30 (Call 02/01/30)	105	120,329

		545,215

Software — 3.3%
Citrix Systems Inc. 3.30%, 03/01/30 (Call 12/01/29)	245	258,413
4.50%, 12/01/27 (Call 09/01/27)	535	609,978
Fiserv Inc. 3.85%, 06/01/25 (Call 03/01/25)	370	406,027
4.20%, 10/01/28 (Call 07/01/28)	610	699,167
4.40%, 07/01/49 (Call 01/01/49)	25	30,588
Oracle Corp. 2.40%, 09/15/23 (Call 07/15/23)	500	517,946
3.40%, 07/08/24 (Call 04/08/24)(a)	435	465,780
3.63%, 07/15/23	450	476,576
5.38%, 07/15/40	315	407,714
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	480	553,401
VMware Inc. 3.90%, 08/21/27 (Call 05/21/27)	686	768,641
4.50%, 05/15/25 (Call 04/15/25)	135	150,652

		5,344,883

Telecommunications — 6.9%
AT&T Inc. 2.55%, 12/01/33 (Call 09/01/33)(c)	153	153,778
3.40%, 05/15/25 (Call 02/15/25)	70	75,983
3.50%, 06/01/41 (Call 12/01/40)	30	31,611
3.50%, 09/15/53 (Call 03/15/53)(c)	17	17,463

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.50%, 02/01/61 (Call 08/01/60)	$30	$29,792
3.55%, 09/15/55 (Call 03/15/55)(c)	77	78,790
3.65%, 09/15/59 (Call 03/15/59)(c)	330	339,485
4.13%, 02/17/26 (Call 11/17/25)	120	134,348
4.25%, 03/01/27 (Call 12/01/26)	640	729,157
4.35%, 03/01/29 (Call 12/01/28)	195	226,104
4.85%, 03/01/39 (Call 09/01/38)	695	852,750
5.25%, 03/01/37 (Call 09/01/36)	190	240,972
5.65%, 02/15/47 (Call 08/15/46)	435	591,693
Corning Inc., 5.45%, 11/15/79 (Call 05/15/79)	570	808,420
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	550	827,104
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)	175	194,342
Motorola Solutions Inc. 2.30%, 11/15/30 (Call 08/15/30)	170	169,391
4.60%, 02/23/28 (Call 11/23/27)	80	93,019
4.60%, 05/23/29 (Call 02/23/29)	570	668,127
Orange SA, 9.00%, 03/01/31	218	344,221
T-Mobile USA Inc. 3.50%, 04/15/25 (Call 03/15/25)	620	669,197
3.75%, 04/15/27 (Call 02/15/27)(c)	30	33,203
3.75%, 04/15/27 (Call 02/15/27)	570	630,859
3.88%, 04/15/30 (Call 01/15/30)(c)	15	16,806
3.88%, 04/15/30 (Call 01/15/30)	120	134,450
4.38%, 04/15/40 (Call 10/15/39)	181	210,871
4.50%, 04/15/50 (Call 10/15/49)	20	23,981
Verizon Communications Inc. 4.13%, 03/16/27	179	204,665
4.27%, 01/15/36	720	860,801
4.40%, 11/01/34 (Call 05/01/34)	278	334,685
4.50%, 08/10/33	97	117,389
5.25%, 03/16/37	50	66,250
Vodafone Group PLC 5.00%, 05/30/38	445	567,346
6.15%, 02/27/37	545	761,737

		11,238,790

Textiles — 0.1%
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	150	166,241

Toys, Games & Hobbies — 0.6%
Hasbro Inc. 3.55%, 11/19/26 (Call 09/19/26)	260	285,116
3.90%, 11/19/29 (Call 08/19/29)	560	625,266

		910,382

Transportation — 2.4%
Canadian Pacific Railway Co., 6.13%, 09/15/2115 (Call 03/15/2115)	298	470,248

Security	Par/ Shares (000)	Value

Transportation (continued)
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	$105	$120,201
FedEx Corp. 4.40%, 01/15/47 (Call 07/15/46)	490	594,212
4.55%, 04/01/46 (Call 10/01/45)	505	619,296
4.75%, 11/15/45 (Call 05/15/45)	105	132,381
5.25%, 05/15/50 (Call 11/15/49)	25	34,451
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	235	261,794
Kansas City Southern, 3.50%, 05/01/50 (Call 11/01/49)	165	176,591
Norfolk Southern Corp., 4.10%, 05/15/2121 (Call 11/15/2120)	105	120,934
Union Pacific Corp., 3.75%, 02/05/70 (Call 08/05/69)	565	643,581
United Parcel Service Inc., 6.20%, 01/15/38	465	691,818

		3,865,507

Total Corporate Bonds & Notes — 97.5% (Cost: $151,561,534)		159,100,587

Short-Term Investments

Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	5,695	5,697,712
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,063	2,063,000

		7,760,712

Total Short-Term Investments — 4.7% (Cost: $7,758,468)		7,760,712

Total Investments in Securities — 102.2% (Cost: $159,320,002)		166,861,299

Other Assets, Less Liabilities — (2.2)%		(3,626,817)

Net Assets — 100.0%		$163,234,482

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® Investment Grade Bond Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,403,085	$1,294,979	(a)	$—	$(112)	$(240)	$5,697,712	5,695	$4,349	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	903,000	1,160,000	(a)	—	—	—	2,063,000	2,063	73		—

					$(112)	$(240)	$7,760,712		$4,422		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$159,100,587	$—	$159,100,587
Money Market Funds	7,760,712	—	—	7,760,712

	$7,760,712	$159,100,587	$—	$166,861,299

See notes to financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

August 31, 2021

	iShares High Yield Bond Factor ETF	iShares Investment Grade Bond Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$149,684,015	$159,100,587
Affiliated(c)	23,328,228	7,760,712
Cash	2,881	9,741
Receivables:
Investments sold	—	5,568,076
Securities lending income — Affiliated	4,169	614
Capital shares sold	148,686	49,650
Dividends	12	6
Interest	2,503,976	1,634,901

Total assets	175,671,967	174,124,287

LIABILITIES
Collateral on securities loaned, at value	19,008,866	5,697,334
Payables:
Investments purchased	1,063,253	5,167,873
Investment advisory fees	44,716	24,598

Total liabilities	20,116,835	10,889,805

NET ASSETS	$155,555,132	$163,234,482

NET ASSETS CONSIST OF:
Paid-in capital	$153,207,659	$151,723,564
Accumulated earnings	2,347,473	11,510,918

NET ASSETS	$155,555,132	$163,234,482

Shares outstanding	3,000,000	3,000,000

Net asset value	$51.85	$54.41

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$18,333,792	$5,506,996
(b) Investments, at cost — Unaffiliated	$146,161,947	$151,561,534
(c) Investments, at cost — Affiliated	$23,326,696	$7,758,468

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Operations (unaudited)

Six Months Ended August 31, 2021

	iShares High Yield Bond Factor ETF	iShares Investment Grade Bond Factor ETF

INVESTMENT INCOME
Dividends — Affiliated	$111	$73
Interest — Unaffiliated	2,882,934	2,207,717
Securities lending income — Affiliated — net	15,600	4,349
Other income — Unaffiliated	3,019	—

Total investment income	2,901,664	2,212,139

EXPENSES
Investment advisory fees	218,582	144,665
Miscellaneous	173	173

Total expenses	218,755	144,838

Net investment income	2,682,909	2,067,301

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	605,879	1,026,224
Investments — Affiliated	(1,514)	(112)
In-kind redemptions — Unaffiliated	—	1,936,294

Net realized gain	604,365	2,962,406

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	673,507	(821,591)
Investments — Affiliated	(179)	(240)

Net change in unrealized appreciation (depreciation)	673,328	(821,831)

Net realized and unrealized gain	1,277,693	2,140,575

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,960,602	$4,207,876

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares		iShares
	High Yield Bond Factor ETF		Investment Grade Bond Factor ETF

	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,682,909	$2,456,973	$2,067,301	$4,129,340
Net realized gain (loss)	604,365	(1,367,397)	2,962,406	2,100,145
Net change in unrealized appreciation (depreciation)	673,328	2,843,766	(821,831)	88,410

Net increase in net assets resulting from operations	3,960,602	3,933,342	4,207,876	6,317,895

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,538,516)	(2,433,532)	(2,130,088)	(5,535,834)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	74,592,481	38,496,080	2,777,554	64,076,853

NET ASSETS
Total increase in net assets	76,014,567	39,995,890	4,855,342	64,858,914
Beginning of period	79,540,565	39,544,675	158,379,140	93,520,226

End of period	$155,555,132	$79,540,565	$163,234,482	$158,379,140

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Financial Highlights

(For a share outstanding throughout each period)

	iShares High Yield Bond Factor ETF

	Six Months Ended					Period From
	08/31/21		Year Ended	Year Ended	Year Ended	07/11/17	(a)
	(unaudited)		02/28/21	02/29/20	02/28/19	to 02/28/18

Net asset value, beginning of period	$51.32		$49.43	$49.03	$49.99	$49.90

Net investment income(b)	1.11		2.90	2.88	2.92	1.78
Net realized and unrealized gain (loss)(c)	0.55		1.97	0.39	(0.98)		(0.11)

Net increase from investment operations	1.66		4.87	3.27	1.94	1.67

Distributions(d)
From net investment income		(1.13)	(2.98)	(2.87)	(2.90)		(1.58)

Total distributions		(1.13)	(2.98)	(2.87)	(2.90)		(1.58)

Net asset value, end of period	$51.85		$51.32	$49.43	$49.03	$49.99

Total Return(e)
Based on net asset value	3.34	%(f)	10.38%	6.78%	4.08%	3.35	%(f)

Ratios to Average Net Assets
Total expenses	0.35	%(g)	0.35%	0.35%	0.35%	0.35	%(g)

Net investment income	4.30	%(g)	5.97%	5.77%	5.99%	5.55	%(g)

Supplemental Data
Net assets, end of period (000)	$155,555		$79,541	$39,545	$17,162	$12,497

Portfolio turnover rate(h)	30	%(f)	67%	46%	59%	36	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Investment Grade Bond Factor ETF

	Six Months Ended					Period From
	08/31/21		Year Ended	Year Ended	Year Ended	07/11/17	(a)
	(unaudited)		02/28/21	02/29/20	02/28/19	to 02/28/18

Net asset value, beginning of period	$53.69		$53.44	$48.32	$48.85	$49.90

Net investment income(b)	0.69		1.56	1.88	1.88	1.05
Net realized and unrealized gain (loss)(c)	0.75		0.76	6.14	(0.69)		(1.16)

Net increase (decrease) from investment operations	1.44		2.32	8.02	1.19		(0.11)

Distributions(d)
From net investment income		(0.72)	(1.59)	(1.85)	(1.72)		(0.94)
From net realized gain	—		(0.48)	(1.05)	—	—

Total distributions		(0.72)	(2.07)	(2.90)	(1.72)		(0.94)

Net asset value, end of period	$54.41		$53.69	$53.44	$48.32	$48.85

Total Return(e)
Based on net asset value	2.73	%(f)	4.41%	16.96%	2.54%	(0.23	)%(f)

Ratios to Average Net Assets
Total expenses	0.18	%(g)	0.18%	0.18%	0.18%	0.18	%(g)

Net investment income	2.57	%(g)	2.90%	3.67%	3.95%	3.29	%(g)

Supplemental Data
Net assets, end of period (000)	$163,234		$158,379	$93,520	$96,648	$9,771

Portfolio turnover rate(h)	25	%(f)	46%	75%	63%	36	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

High Yield Bond Factor	Diversified
Investment Grade Bond Factor	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

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Notes to Financial Statements (unaudited) (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount

High Yield Bond Factor
Barclays Bank PLC	$5,389,469	$5,389,469		$—	$—
BofA Securities, Inc.	151,737	151,737		—	—
Citadel Clearing LLC	155,545	155,545		—	—
Credit Suisse Securities (USA) LLC	127,628	127,628		—	—
Goldman Sachs & Co. LLC	5,274,050	5,274,050		—	—
J.P. Morgan Securities LLC	4,597,409	4,597,409		—	—
Morgan Stanley	1,783,477	1,783,477		—	—
Scotia Capital (USA), Inc.	854,477	854,477		—	—

	$18,333,792	$18,333,792		$—	$—

Investment Grade Bond Factor
Barclays Bank PLC	$1,112,352	$1,112,352		$—	$—
BofA Securities, Inc.	734,419	734,419		—	—
J.P. Morgan Securities LLC	2,887,682	2,887,682		—	—
Morgan Stanley	568,157	568,157		—	—
Wells Fargo Securities LLC	204,386	204,386		—	—

	$5,506,996	$5,506,996		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

High Yield Bond Factor	0.35%
Investment Grade Bond Factor	0.18

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, creates, sponsors and publishes the underlying index for each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

High Yield Bond Factor	$6,385
Investment Grade Bond Factor	1,863

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

High Yield Bond Factor	$49,413	$—	$—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Other Securities

iShares ETF	Purchases	Sales

High Yield Bond Factor	$36,065,837	$36,270,499
Investment Grade Bond Factor	39,061,029	41,014,381

For the six months ended August 31, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

High Yield Bond Factor	$72,892,787	$—
Investment Grade Bond Factor	29,523,131	25,403,069

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of February 28, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

High Yield Bond Factor	$2,112,180

As of August 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

High Yield Bond Factor	$169,783,223	$3,923,796	$(694,776)	$3,229,020
Investment Grade Bond Factor	159,412,739	7,678,918	(230,358)	7,448,560

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/21		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

High Yield Bond Factor
Shares sold	1,450,000	$74,592,481	750,000	$38,496,080

Investment Grade Bond Factor
Shares sold	550,000	$29,346,929	1,300,000	$69,552,248
Shares redeemed	(500,000)	(26,569,375)	(100,000)	(5,475,395)

Net increase	50,000	$2,777,554	1,200,000	$64,076,853

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Board Review and Approval of Investment Advisory Contract

iShares High Yield Bond Factor ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Investment Grade Bond Factor ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	31

Board Review and Approval of Investment Advisory Contract  (continued)

providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	33

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

High Yield Bond Factor	$1.132602	$—	$—	$1.132602	100%	—%	—%	100%

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	35

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-208-0821

AUGUST 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares ESG Aware 1-5 Year USD Corporate Bond ETF | SUSB | NASDAQ

•  iShares ESG Aware U.S. Aggregate Bond ETF | EAGG | NYSE Arca

•  iShares ESG Aware USD Corporate Bond ETF | SUSC | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2023 and reducing bond purchasing beginning in late 2022.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term credit, but inflation-protected U.S. Treasuries and Asian fixed income offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	19.52%	31.17%

U.S. small cap equities (Russell 2000® Index)	3.81	47.08

International equities (MSCI Europe, Australasia, Far East Index)	10.31	26.12

Emerging market equities (MSCI Emerging Markets Index)	(0.98)	21.12

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.36	(4.12)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.49	(0.08)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.50	3.44

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.82	10.14

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Investment Objective

The iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds having remaining maturities between one and five years and issued by companies that have positive environmental, social and governance characteristics while seeking to exhibit risk and return characteristics similar to those of the parent index of such index, as represented by the Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index (the “Index”) (formerly the Bloomberg Barclays MSCI US Corporate 1-5 Year ESG Focus Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	0.57%	1.15%	3.22%	1.15%	14.04%
Fund Market	0.65	1.03	3.24	1.03	14.10
Index	0.68	1.47	3.51	1.47	15.33

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,005.70	$ 0.61		$ 1,000.00	$ 1,024.60	$ 0.61		0.12%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	1.5%
Aa	4.5
A	46.5
Baa	45.2
Ba	1.1
Not Rated	1.2

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

0-1 Year	0.3%
1-2 Years	20.7
2-3 Years	25.7
3-4 Years	31.7
4-5 Years	18.1
5-6 Years	2.9
7-8 Years	0.1
8-9 Years	0.3
20-21 Years	0.1
21-22 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF

Investment Objective

The iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade bonds from issuers generally evaluated for favorable environmental, social and governance practices while seeking to exhibit risk and return characteristics similar to those of the broad U.S. dollar-denominated investment-grade bond market, as represented by the Bloomberg MSCI US Aggregate ESG Focus Index (the “Index”) (formerly the Bloomberg Barclays MSCI US Aggregate ESG Focus Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	1.44%	(0.21)%	6.14%	(0.21)%	18.66%
Fund Market	1.53	(0.24)	6.18	(0.24)	18.78
Index	1.50	(0.05)	6.27	(0.05)	19.05

The inception date of the Fund was 10/18/18. The first day of secondary market trading was 10/23/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,014.40	$ 0.46		$ 1,000.00	$ 1,024.80	$ 0.46		0.09%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	51.6%
Aa	14.0
A	10.4
Baa	15.5
Ba	0.3
Not Rated	8.2

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments(a)

U.S. Government & Agency Obligations	67.3%
Corporate Bonds & Notes	29.1
Foreign Government Obligations	3.1
Collaterized Mortgage Obligations	1.5
Asset-Backed Securities	0.3
Municipal Debt Obligations	0.0(b)
TBA Sales Commitments	(1.3)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

F U N D S U M M A R Y	5

Fund Summary as of August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF

Investment Objective

The iShares ESG Aware USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while seeking to exhibit risk and return characteristics similar to those of the parent index of such index, as represented by the Bloomberg MSCI US Corporate ESG Focus Index (the “Index”) (formerly the Bloomberg Barclays MSCI US Corporate ESG Focus Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	2.81%	2.36%	5.53%	2.36%	24.99%
Fund Market	2.96	2.17	5.53	2.17	24.99
Index	2.89	2.68	5.86	2.68	26.57

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,028.10	$ 0.92		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	2.5%
Aa	4.4
A	40.1
Baa	50.8
Ba	1.3
Not Rated	0.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

0-1 Year	0.3%
1-5 Years	30.5
5-10 Years	27.9
10-15 Years	5.6
15-20 Years	7.2
More than 20 Years	28.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) August 31, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	$415	$449,868
WPP Finance 2010, 3.75%, 09/19/24	2,176	2,365,530

		2,815,398

Aerospace & Defense — 0.3%
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	953	1,043,563
3.85%, 06/15/23 (Call 05/15/23)(a)	616	651,679
3.95%, 05/28/24 (Call 02/28/24)	180	194,139
Raytheon Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	430	476,565
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)	180	182,248

		2,548,194

Agriculture — 0.9%
Archer-Daniels-Midland Co., 2.75%, 03/27/25 (Call 02/27/25)	330	350,440
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	4,439	4,510,424
3.00%, 09/25/22 (Call 08/25/22)	1,683	1,725,529
4.35%, 03/15/24 (Call 02/15/24)	2,582	2,799,146

		9,385,539

Airlines — 0.1%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)(a)	936	1,061,087

Apparel — 0.4%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	350	359,912
2.40%, 03/27/25 (Call 02/27/25)	561	594,138
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,147	1,276,049
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	358	394,237
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	1,440	1,507,637

		4,131,973

Auto Manufacturers — 1.5%
American Honda Finance Corp.
0.65%, 09/08/23	554	556,936
0.88%, 07/07/23	409	412,534
1.00%, 09/10/25	195	195,326
1.20%, 07/08/25	330	333,076
1.95%, 05/10/23	347	356,196
2.05%, 01/10/23	519	531,409
2.15%, 09/10/24(a)	940	979,959
2.40%, 06/27/24	413	432,964
2.90%, 02/16/24(a)	469	495,137
3.45%, 07/14/23	103	108,827
3.55%, 01/12/24	620	662,749
3.63%, 10/10/23	287	306,054
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	3,075	3,063,715
3.65%, 10/01/23 (Call 07/01/23)	1,627	1,725,059
General Motors Co., 4.00%, 04/01/25(a)	500	546,650
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)	500	528,295
4.00%, 01/15/25 (Call 10/15/24)	500	543,620
4.35%, 04/09/25 (Call 02/09/25)(a)	200	220,508
PACCAR Financial Corp.
0.35%, 08/11/23	204	204,202

Security	Par (000)	Value

Auto Manufacturers (continued)
0.50%, 08/09/24	$175	$174,690
0.80%, 06/08/23	81	81,659
1.80%, 02/06/25	25	25,869
1.90%, 02/07/23	162	165,676
2.15%, 08/15/24(a)	80	83,532
2.65%, 04/06/23(a)	75	77,799
3.40%, 08/09/23	20	21,179
Toyota Motor Corp., 3.42%, 07/20/23(a)	136	144,012
Toyota Motor Credit Corp.
0.50%, 08/14/23	185	185,614
1.35%, 08/25/23	129	131,483
1.80%, 02/13/25	340	350,683
2.00%, 10/07/24	145	150,812
2.25%, 10/18/23	34	35,302
2.63%, 01/10/23	45	46,442
2.70%, 01/11/23	158	163,178
2.90%, 03/30/23	273	284,141
2.90%, 04/17/24	128	135,754
3.00%, 04/01/25	223	239,239
3.35%, 01/08/24	60	63,948
3.40%, 04/14/25	112	121,978
3.45%, 09/20/23	67	71,194

		14,957,400

Auto Parts & Equipment — 0.5%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	1,522	1,641,294
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	1,729	1,945,903
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	569	613,217
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	864	932,023

		5,132,437

Banks — 31.4%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	65	66,433
2.63%, 11/09/22	674	693,155
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	3,230	3,245,795
1.13%, 09/18/25	8,256	8,214,225
Banco Santander SA
1.85%, 03/25/26	1,330	1,351,147
2.71%, 06/27/24	85	89,812
2.75%, 05/28/25	455	479,693
3.85%, 04/12/23	290	305,326
5.18%, 11/19/25	680	776,866
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	340	341,102
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	428	429,374
1.49%, 05/19/24 (Call 05/19/23)(b)	305	310,017
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)	2,980	3,067,135
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)(b)	865	906,027
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	578	615,483
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	242	259,954
3.46%, 03/15/25 (Call 03/15/24)(b)	931	994,047
3.50%, 04/19/26	85	93,594
3.55%, 03/05/24 (Call 03/05/23)(b)	933	974,733
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	210	230,309

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.86%, 07/23/24 (Call 07/23/23)(b)	$829	$878,723
3.88%, 08/01/25	610	677,246
4.00%, 04/01/24	716	778,378
4.00%, 01/22/25	219	239,630
4.10%, 07/24/23	333	356,430
4.13%, 01/22/24	331	359,102
4.20%, 08/26/24	539	591,078
Series L, 3.95%, 04/21/25	669	732,756
Series N, 1.66%, 03/11/27 (Call 03/11/26)(b)	1,325	1,339,654
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26)(b)	2,364	2,339,462
1.85%, 05/01/25(a)	400	413,400
2.05%, 11/01/22	631	644,182
2.50%, 06/28/24	1,127	1,186,235
2.55%, 11/06/22 (Call 10/06/22)	1,288	1,320,252
4.34%, 10/05/28 (Call 10/05/23)(b)	755	807,193
Series E, 3.30%, 02/05/24	1,522	1,623,548
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	35	34,766
1.60%, 04/24/25 (Call 03/24/25)	1,175	1,207,183
1.85%, 01/27/23 (Call 12/27/22)	137	139,976
2.10%, 10/24/24	986	1,032,105
2.20%, 08/16/23 (Call 06/16/23)	2,698	2,790,353
2.80%, 05/04/26 (Call 02/04/26)	20	21,549
2.95%, 01/29/23 (Call 12/29/22)	345	357,327
3.25%, 09/11/24 (Call 08/11/24)	356	383,124
3.40%, 05/15/24 (Call 04/15/24)	441	473,431
3.45%, 08/11/23	815	864,593
3.50%, 04/28/23	1,019	1,073,190
3.95%, 11/18/25 (Call 10/18/25)	40	44,812
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	881	946,027
Series G, 3.00%, 02/24/25 (Call 01/24/25)	325	349,349
Bank of Nova Scotia (The)
1.05%, 03/02/26	7,845	7,802,715
1.30%, 06/11/25	1,655	1,674,496
1.35%, 06/24/26(a)	1,700	1,713,209
1.63%, 05/01/23	20	20,442
2.00%, 11/15/22	570	582,010
2.20%, 02/03/25(a)	3,674	3,837,566
2.38%, 01/18/23	1,076	1,107,032
2.45%, 09/19/22	772	790,119
3.40%, 02/11/24	1,946	2,077,083
Barclays PLC
2.85%, 05/07/26 (Call 05/07/25)(b)	635	671,652
3.65%, 03/16/25	245	265,578
3.68%, 01/10/23 (Call 01/10/22)	308	311,604
3.93%, 05/07/25 (Call 05/07/24)(b)	1,690	1,820,840
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(b)	1,500	1,591,785
4.38%, 01/12/26	1,060	1,192,532
5.20%, 05/12/26	1,000	1,150,440
BBVA USA
3.88%, 04/10/25 (Call 03/10/25)	1,750	1,928,307
2.50%, 08/27/24 (Call 07/27/24)	4,965	5,227,847
BNP Paribas SA
3.25%, 03/03/23	1,649	1,724,574
4.25%, 10/15/24	1,310	1,437,777
BPCE SA, 4.00%, 04/15/24	725	789,938
Canadian Imperial Bank of Commerce 0.95%, 06/23/23	562	567,193

Security	Par (000)	Value

Banks (continued)
0.95%, 10/23/25	$620	$619,014
1.25%, 06/22/26 (Call 05/22/26)	20	19,992
2.25%, 01/28/25	1,998	2,087,071
2.61%, 07/22/23 (Call 07/22/22)(b)	40	40,790
3.10%, 04/02/24	1,946	2,066,769
3.50%, 09/13/23	2,204	2,343,800
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24)(b)	285	300,752
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	276	295,784
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26)(b)	2,610	2,589,407
1.46%, 06/09/27 (Call 06/09/26)(b)	1,160	1,161,914
1.68%, 05/15/24 (Call 05/15/23)(b)	425	433,793
2.70%, 10/27/22 (Call 09/27/22)	196	201,104
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	1,422	1,520,516
3.30%, 04/27/25	558	605,246
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	824	878,335
3.38%, 03/01/23(a)	154	160,975
3.50%, 05/15/23	923	969,427
3.70%, 01/12/26	1,405	1,552,736
3.75%, 06/16/24	141	152,934
3.88%, 10/25/23	242	260,119
3.88%, 03/26/25	365	399,303
4.00%, 08/05/24	319	346,823
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(b)	1,756	1,863,046
4.40%, 06/10/25	1,758	1,957,269
4.60%, 03/09/26	565	643,868
5.50%, 09/13/25	577	670,393
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	310	324,164
3.70%, 03/29/23 (Call 02/28/23)	75	78,611
Comerica Bank
2.50%, 07/23/24(a)	679	714,512
4.00%, 07/27/25	305	336,824
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	2,447	2,593,110
Cooperatieve Rabobank U.A.
3.95%, 11/09/22	15	15,621
4.38%, 08/04/25	255	284,789
4.63%, 12/01/23	140	152,291
Credit Suisse AG/New York NY
1.00%, 05/05/23	292	294,952
2.95%, 04/09/25	120	128,168
3.63%, 09/09/24	1,350	1,462,549
Credit Suisse Group AG
3.75%, 03/26/25	699	758,450
3.80%, 06/09/23	1,076	1,134,879
4.55%, 04/17/26	705	798,998
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	20	20,708
Deutsche Bank AG, 4.10%, 01/13/26	455	499,544
Deutsche Bank AG/London, 3.70%, 05/30/24	948	1,014,265
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25)(b)	2,820	2,879,925
2.22%, 09/18/24 (Call 09/18/23)(b)	865	887,551
3.30%, 11/16/22	1,149	1,187,055
3.70%, 05/30/24	926	991,172
3.95%, 02/27/23	2,060	2,158,386
3.96%, 11/26/25 (Call 11/26/24)(b)	2,360	2,561,992
4.10%, 01/13/26	1,063	1,166,738

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series D, 5.00%, 02/14/22(a)	$100	$102,032
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	102	106,578
4.20%, 08/08/23	57	61,044
Fifth Third Bancorp., 2.38%, 01/28/25 (Call 12/28/24)	15	15,693
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25)(b)	20	20,444
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	265	277,569
4.00%, 05/26/25 (Call 04/26/25)	522	573,553
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	25	25,396
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25)(b)	15	14,890
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	881	882,929
3.20%, 02/23/23 (Call 01/23/23)	741	769,943
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	717	768,115
3.50%, 01/23/25 (Call 10/23/24)	579	623,838
3.50%, 04/01/25 (Call 03/01/25)	469	507,627
3.63%, 01/22/23	607	634,795
3.63%, 02/20/24 (Call 01/20/24)	870	930,996
3.75%, 05/22/25 (Call 02/22/25)	381	415,420
3.85%, 07/08/24 (Call 04/08/24)(a)	628	678,824
4.00%, 03/03/24	1,035	1,120,646
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24)(b)	120	120,095
1.59%, 05/24/27 (Call 05/24/26)(b)	3,170	3,180,461
1.65%, 04/18/26 (Call 04/18/25)(b)	910	921,366
2.10%, 06/04/26 (Call 06/04/25)(b)	890	915,098
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b)	570	596,419
3.03%, 11/22/23 (Call 11/22/22)(b)	22	22,712
3.60%, 05/25/23	275	290,062
3.80%, 03/11/25 (Call 03/11/24)(b)	1,795	1,923,809
3.90%, 05/25/26	4,020	4,467,667
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(b)	560	591,993
4.25%, 03/14/24	340	366,646
4.25%, 08/18/25	372	411,261
4.29%, 09/12/26 (Call 09/12/25)(b)	470	521,991
HSBC USA Inc., 3.50%, 06/23/24	200	215,456
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	1,240	1,304,716
4.00%, 05/15/25 (Call 04/15/25)	1,170	1,295,213
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	180	183,645
3.55%, 10/06/23 (Call 09/06/23)	25	26,566
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26)(b)	2,400	2,432,400
3.55%, 04/09/24	1,502	1,613,914
4.10%, 10/02/23	2,200	2,361,634
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	7,040	7,737,030
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23)(b)	10	10,028
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(b)	1,000	998,030
1.04%, 02/04/27 (Call 02/04/26)(b)	1,000	987,370
1.51%, 06/01/24 (Call 06/01/23)(b)	424	431,793
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	430	433,956
2.01%, 03/13/26 (Call 03/13/25)(b)	425	438,281
2.08%, 04/22/26 (Call 04/22/25)(b)	3,437	3,549,974
2.30%, 10/15/25 (Call 10/15/24)(b)	554	576,492

Security	Par (000)	Value

Banks (continued)
2.70%, 05/18/23 (Call 03/18/23)	$141	$146,245
3.13%, 01/23/25 (Call 10/23/24)	54	57,808
3.20%, 01/25/23	310	322,760
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	340	360,611
3.38%, 05/01/23	286	299,719
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(b)	200	210,068
3.63%, 05/13/24(a)	509	550,234
3.80%, 07/23/24 (Call 07/23/23)(a)(b)	223	236,614
3.88%, 02/01/24(a)	158	170,710
3.88%, 09/10/24	856	931,602
3.90%, 07/15/25 (Call 04/15/25)	131	144,418
3.96%, 01/29/27 (Call 01/29/26)(b)	20	22,257
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(b)	670	719,640
7.75%, 07/15/25	25	31,308
KeyBank N.A./Cleveland OH
1.25%, 03/10/23	266	269,767
3.30%, 06/01/25	265	289,110
3.38%, 03/07/23	436	455,947
Lloyds Bank PLC, 3.50%, 05/14/25	700	760,158
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(b)	1,730	1,803,300
2.91%, 11/07/23 (Call 11/07/22)(b)	817	839,647
3.87%, 07/09/25 (Call 07/09/24)(b)	891	962,841
3.90%, 03/12/24	835	901,074
4.05%, 08/16/23	1,145	1,222,574
4.45%, 05/08/25(a)	315	352,620
4.50%, 11/04/24	875	966,026
4.58%, 12/10/25	2,000	2,253,940
4.65%, 03/24/26(a)	3,000	3,399,060
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	15	15,876
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(b)	255	256,229
1.41%, 07/17/25	410	414,945
2.19%, 02/25/25	1,175	1,222,164
2.80%, 07/18/24	420	444,087
3.41%, 03/07/24	310	331,378
3.46%, 03/02/23	254	265,801
3.76%, 07/26/23	273	290,254
3.78%, 03/02/25	113	123,744
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23)(b)	75	75,339
1.23%, 05/22/27 (Call 05/22/26)(b)	1,000	991,120
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	775	784,129
2.23%, 05/25/26 (Call 05/25/25)(b)	1,055	1,092,569
2.56%, 09/13/25 (Call 09/13/24)(b)	590	618,485
2.72%, 07/16/23 (Call 07/16/22)(b)	100	102,054
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	355	374,411
3.55%, 03/05/23	545	571,067
3.92%, 09/11/24 (Call 09/11/23)(b)	240	255,766
Morgan Stanley
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(b)	80	80,284
0.99%, 12/10/26 (Call 12/10/25)(b)	3,827	3,781,420
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	305	306,257
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	2,605	2,630,633
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	1,907	1,981,182
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(b)	1,802	1,893,830
3.13%, 01/23/23	1,844	1,914,957

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.13%, 07/27/26	$2,000	$2,169,560
3.70%, 10/23/24	1,842	2,005,791
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(b)	2,657	2,796,466
3.75%, 02/25/23	2,286	2,399,797
3.88%, 01/27/26	2,386	2,659,125
4.00%, 07/23/25	762	845,028
4.10%, 05/22/23	830	879,866
4.88%, 11/01/22	1,448	1,522,326
5.00%, 11/24/25	1,148	1,321,532
Series F, 3.88%, 04/29/24	1,881	2,036,878
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(b)	216	215,959
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	273	291,357
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	15	15,324
National Australia Bank Ltd./New York
1.88%, 12/13/22	60	61,277
3.00%, 01/20/23	20	20,756
3.63%, 06/20/23	45	47,687
National Bank of Canada
0.75%, 08/06/24	250	249,905
0.90%, 08/15/23 (Call 08/15/22)(b)	125	125,585
2.10%, 02/01/23	777	795,741
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(b)	1,250	1,254,400
2.36%, 05/22/24 (Call 05/22/23)(b)	450	462,523
3.75%, 11/01/29 (Call 11/01/24)(b)	1,159	1,231,913
3.88%, 09/12/23	1,300	1,382,927
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	1,455	1,576,085
4.52%, 06/25/24 (Call 06/25/23)(b)	1,130	1,206,433
4.80%, 04/05/26	1,925	2,204,433
5.13%, 05/28/24	1,422	1,574,239
6.00%, 12/19/23	930	1,036,104
6.10%, 06/10/23	1,213	1,323,213
6.13%, 12/15/22	75	80,174
Northern Trust Corp., 3.95%, 10/30/25	566	638,001
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)	257	263,775
2.95%, 01/30/23 (Call 12/30/22)	305	315,480
2.95%, 02/23/25 (Call 01/24/25)	60	64,328
3.25%, 06/01/25 (Call 05/02/25)	85	92,337
3.30%, 10/30/24 (Call 09/30/24)	25	27,050
3.50%, 06/08/23 (Call 05/09/23)	188	198,191
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	766	804,760
2.85%, 11/09/22(c)	368	379,345
3.50%, 01/23/24 (Call 12/23/23)	2,345	2,506,477
3.90%, 04/29/24 (Call 03/29/24)	598	646,719
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	1,740	1,816,821
Royal Bank of Canada
1.15%, 06/10/25	1,503	1,512,484
1.20%, 04/27/26	20	20,034
1.60%, 04/17/23	436	445,208
1.95%, 01/17/23	351	359,094
2.25%, 11/01/24	1,338	1,403,254
2.55%, 07/16/24	1,028	1,084,036
3.70%, 10/05/23	966	1,031,833

Security	Par (000)	Value

Banks (continued)
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	$2,239	$2,320,791
3.45%, 06/02/25 (Call 05/02/25)	255	273,720
3.50%, 06/07/24 (Call 05/07/24)	556	593,347
4.50%, 07/17/25 (Call 04/17/25)	501	555,133
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(b)	340	341,418
3.37%, 01/05/24 (Call 01/05/23)(b)	605	626,931
4.80%, 11/15/24 (Call 11/15/23)(b)	605	657,568
Santander UK Group Holdings PLC., 1.67%, 06/14/27 (Call 06/14/26)(b)	10	10,023
Santander UK PLC
2.10%, 01/13/23	57	58,372
4.00%, 03/13/24	412	447,061
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(b)	1,953	2,052,525
3.10%, 05/15/23	1,151	1,204,993
3.30%, 12/16/24	878	953,982
3.55%, 08/18/25	2,233	2,467,800
3.70%, 11/20/23	377	405,637
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)(b)	463	497,493
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	250	268,772
3.65%, 07/23/25	250	274,967
3.95%, 07/19/23(a)	110	117,512
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	1,975	2,002,413
2.35%, 01/15/25	1,790	1,869,673
2.45%, 09/27/24	1,005	1,054,788
2.70%, 07/16/24(a)	905	953,644
2.78%, 10/18/22(a)	933	959,301
3.10%, 01/17/23	1,537	1,595,529
3.75%, 07/19/23	695	738,458
3.94%, 10/16/23	131	140,570
SVB Financial Group, 3.50%, 01/29/25(a)	414	447,190
Svenska Handelsbanken AB, 3.90%, 11/20/23	331	357,222
Toronto-Dominion Bank (The)
0.45%, 09/11/23	428	428,565
0.75%, 06/12/23	363	365,654
0.75%, 09/11/25(a)	335	332,484
1.15%, 06/12/25	1,102	1,111,885
1.90%, 12/01/22	1,024	1,045,484
2.65%, 06/12/24	2,442	2,581,316
3.25%, 03/11/24	1,326	1,416,261
3.50%, 07/19/23	3,863	4,095,823
Toronto-Dominion Bank. (The), 1.20%, 06/03/26	50	50,314
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	150	152,174
2.64%, 09/17/29 (Call 09/17/24)(b)	526	550,238
2.75%, 05/01/23 (Call 04/01/23)	225	233,894
3.00%, 02/02/23 (Call 01/02/23)	107	110,893
3.20%, 04/01/24 (Call 03/01/24)	76	81,073
3.63%, 09/16/25 (Call 08/16/25)	405	445,358
3.69%, 08/02/24 (Call 08/02/23)(b)	50	53,139
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/06/25)	65	65,858
1.27%, 03/02/27 (Call 03/02/26)(b)	160	160,464
2.20%, 03/16/23 (Call 02/13/23)	121	124,381
2.50%, 08/01/24 (Call 07/01/24)	213	224,430

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.85%, 10/26/24 (Call 09/26/24)	$629	$671,621
3.70%, 06/05/25 (Call 05/05/25)	34	37,503
3.75%, 12/06/23 (Call 11/06/23)(a)	320	343,075
4.00%, 05/01/25 (Call 03/01/25)	287	318,214
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	220	225,095
2.40%, 07/30/24 (Call 06/28/24)	161	169,375
3.38%, 02/05/24 (Call 01/05/24)	179	191,045
3.60%, 09/11/24 (Call 08/11/24)	306	332,518
3.70%, 01/30/24 (Call 12/29/23)	186	199,863
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	15	15,326
2.05%, 01/21/25 (Call 12/20/24)	105	109,524
2.80%, 01/27/25 (Call 12/27/24)(a)	57	60,857
3.40%, 07/24/23 (Call 06/23/23)	10	10,565
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26)(b)	115	116,950
Westpac Banking Corp.
1.15%, 06/03/26	10	10,064
2.00%, 01/13/23	362	370,619
2.35%, 02/19/25	1,088	1,146,360
2.75%, 01/11/23	1,109	1,147,005
2.85%, 05/13/26	30	32,518
2.89%, 02/04/30 (Call 02/04/25)(b)	1,356	1,411,582
3.30%, 02/26/24(a)	1,275	1,364,199
3.65%, 05/15/23	867	916,705

		313,753,638

Beverages — 3.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	50	55,237
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	520	573,446
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	55	60,041
Coca-Cola Co. (The), 1.75%, 09/06/24(a)	59	61,398
Constellation Brands Inc.
4.25%, 05/01/23	234	248,014
4.75%, 11/15/24	252	281,958
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	4,230	4,297,172
2.13%, 10/24/24 (Call 09/24/24)(a)	4,730	4,943,181
2.63%, 04/29/23 (Call 01/29/23)	2,735	2,823,778
3.50%, 09/18/23 (Call 08/18/23)	3,590	3,810,390
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	685	722,997
4.06%, 05/25/23 (Call 04/25/23)(a)	859	911,055
4.42%, 05/25/25 (Call 03/25/25)	209	233,886
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	4,000	4,298,880
PepsiCo Inc.
0.75%, 05/01/23	1,007	1,015,751
2.25%, 03/19/25 (Call 02/19/25)	1,275	1,339,987
2.75%, 03/01/23	2,888	2,998,466
2.75%, 04/30/25 (Call 01/30/25)	751	801,888
3.50%, 07/17/25 (Call 04/17/25)	2,466	2,703,796
3.60%, 03/01/24 (Call 12/01/23)	387	414,462

		32,595,783

Biotechnology — 1.2%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	582	600,938

Security	Par (000)	Value

Biotechnology (continued)
2.25%, 08/19/23 (Call 06/19/23)	$767	$792,587
3.13%, 05/01/25 (Call 02/01/25)	791	847,683
3.63%, 05/22/24 (Call 02/22/24)(a)	1,950	2,092,935
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	270	297,610
Biogen Inc.
3.63%, 09/15/22	115	118,884
4.05%, 09/15/25 (Call 06/15/25)(a)	722	802,453
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/29/21)	320	320,080
2.50%, 09/01/23 (Call 07/01/23)(a)	1,003	1,041,575
3.25%, 09/01/22 (Call 07/01/22)	625	640,625
3.50%, 02/01/25 (Call 11/01/24)	949	1,027,055
3.65%, 03/01/26 (Call 12/01/25)	733	808,177
3.70%, 04/01/24 (Call 01/01/24)	2,566	2,749,546

		12,140,148

Building Materials — 0.7%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	55	57,259
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)(a)	1,472	1,571,330
4.00%, 06/15/25 (Call 03/15/25)	618	680,764
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	1,765	1,893,951
3.90%, 02/14/26 (Call 11/14/25)	1,092	1,210,668
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	420	423,234
3.00%, 11/15/23 (Call 09/15/23)	447	467,620
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)(a)	238	259,230
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	254	277,599
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	65	72,344

		6,913,999

Chemicals — 1.3%
Air Products and Chemicals Inc.
2.75%, 02/03/23	82	84,820
3.35%, 07/31/24 (Call 04/30/24)	175	187,756
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	277	302,232
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	337	359,963
4.63%, 11/15/22	420	440,345
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	1,168	1,257,726
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	193	210,405
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	3,095	3,152,536
3.25%, 01/14/23 (Call 11/19/22)(a)	955	988,377
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	134	137,496
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	15	16,030
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	351	364,352
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	25	26,467
2.70%, 02/21/23 (Call 11/21/22)(a)	61	62,837
LYB International Finance BV, 4.00%, 07/15/23	498	529,937
LYB International Finance III LLC, 2.88%, 05/01/25 (Call 09/08/21)	121	129,265
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	265	295,849

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	$461	$475,226
4.25%, 11/15/23 (Call 08/15/23)	368	393,789
Nutrien Ltd.
1.90%, 05/13/23	861	880,941
3.00%, 04/01/25 (Call 01/01/25)	75	79,897
3.15%, 10/01/22 (Call 07/01/22)	41	41,947
3.38%, 03/15/25 (Call 12/15/24)	105	113,215
3.50%, 06/01/23 (Call 03/01/23)	204	212,996
3.63%, 03/15/24 (Call 12/15/23)	300	319,971
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	156	156,069
2.40%, 08/15/24 (Call 07/15/24)	556	582,655
3.20%, 03/15/23 (Call 02/15/23)	282	293,224
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	355	377,468
3.45%, 08/01/25 (Call 05/01/25)	105	114,274

		12,588,065

Commercial Services — 2.0%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	7,430	8,140,828
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)(a)	225	257,110
Global Payments Inc., 2.65%, 02/15/25 (Call 01/15/24)	130	136,659
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	821	844,866
3.75%, 03/24/25 (Call 02/24/25)	20	21,858
4.50%, 09/01/22 (Call 06/01/22)(a)	138	142,173
4.88%, 02/15/24 (Call 11/15/23)(a)	620	678,044
PayPal Holdings Inc.
1.35%, 06/01/23	668	679,830
1.65%, 06/01/25 (Call 05/01/25)	2,125	2,188,198
2.40%, 10/01/24 (Call 09/01/24)	920	969,524
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	5,347	5,583,498
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	312	345,955
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	269	296,992

		20,285,535

Computers — 3.3%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	199	197,261
1.13%, 05/11/25 (Call 04/11/25)	397	401,681
3.20%, 05/13/25	329	357,169
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	291	319,419
4.25%, 04/15/24 (Call 02/15/24)	333	359,497
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	1,001	1,017,997
1.75%, 04/01/26 (Call 03/01/26)	782	797,734
2.25%, 04/01/23 (Call 03/01/23)	1,061	1,088,543
4.40%, 10/15/22 (Call 08/15/22)	2,035	2,110,539
4.45%, 10/02/23 (Call 09/02/23)	920	989,957
4.65%, 10/01/24 (Call 09/01/24)	672	745,282
4.90%, 10/15/25 (Call 07/15/25)	1,830	2,085,450
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(d)	1,000	999,130
2.20%, 06/17/25 (Call 05/17/25)	1,498	1,554,250
4.05%, 09/15/22	845	876,358
International Business Machines Corp.
2.88%, 11/09/22	896	923,507
3.00%, 05/15/24	4,813	5,121,369

Security	Par (000)	Value

Computers (continued)
3.30%, 05/15/26	$640	$704,627
3.38%, 08/01/23	1,669	1,763,382
3.45%, 02/19/26(a)	5,000	5,516,750
3.63%, 02/12/24	2,024	2,173,958
7.00%, 10/30/25	893	1,110,820
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)	261	270,688
3.63%, 05/15/25 (Call 04/15/25)	616	667,719
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	399	410,942
3.30%, 09/29/24 (Call 07/29/24)	254	271,323

		32,835,352

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
1.95%, 02/01/23	409	418,849
2.10%, 05/01/23	483	497,345
2.25%, 11/15/22	382	391,256
3.25%, 03/15/24(a)	1,861	1,992,498
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	170	177,767
Procter & Gamble Co. (The), 3.10%, 08/15/23	293	309,144
Unilever Capital Corp.
0.38%, 09/14/23(a)	226	226,393
2.60%, 05/05/24 (Call 03/05/24)	594	624,906
3.25%, 03/07/24 (Call 02/07/24)	523	557,764
3.38%, 03/22/25 (Call 01/22/25)(a)	200	217,490

		5,413,412

Distribution & Wholesale — 0.3%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)(a)	2,816	2,910,111

Diversified Financial Services — 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	2,340	2,315,641
2.88%, 08/14/24 (Call 07/14/24)	663	691,270
3.15%, 02/15/24 (Call 01/15/24)	145	151,590
3.30%, 01/23/23 (Call 12/23/22)	200	206,514
3.50%, 01/15/25 (Call 11/15/24)	1,085	1,148,961
4.13%, 07/03/23 (Call 06/03/23)	620	654,373
4.45%, 10/01/25 (Call 08/01/25)	650	712,777
4.50%, 09/15/23 (Call 08/15/23)	270	288,184
4.88%, 01/16/24 (Call 12/16/23)	335	363,076
6.50%, 07/15/25 (Call 06/15/25)(a)	610	712,553
Affiliated Managers Group Inc., 4.25%, 02/15/24(a)	285	309,430
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)(a)	770	795,564
2.88%, 01/15/26 (Call 12/15/25)	316	332,141
3.00%, 09/15/23 (Call 07/15/23)	340	354,433
3.25%, 03/01/25 (Call 01/01/25)	354	376,012
3.38%, 07/01/25 (Call 06/01/25)	84	89,971
4.25%, 02/01/24 (Call 01/01/24)	776	836,117
4.25%, 09/15/24 (Call 06/15/24)(a)	534	581,125
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	224	238,764
4.40%, 09/25/23 (Call 08/25/23)	607	647,523
5.00%, 04/01/23	455	484,279
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	120	121,824
3.05%, 06/05/23 (Call 05/05/23)	393	408,559
3.88%, 05/21/24 (Call 04/21/24)	930	1,002,735
4.63%, 03/30/25	498	556,087

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.13%, 09/30/24(a)	$1,565	$1,759,076
5.80%, 05/01/25 (Call 04/01/25)	525	607,498
American Express Co.
2.50%, 07/30/24 (Call 06/29/24)	2,265	2,384,977
2.65%, 12/02/22	1,852	1,907,708
3.00%, 10/30/24 (Call 09/29/24)	1,635	1,751,298
3.13%, 05/20/26 (Call 04/20/26)	245	267,430
3.40%, 02/27/23 (Call 01/27/23)	1,789	1,865,480
3.40%, 02/22/24 (Call 01/22/24)	1,484	1,582,790
3.63%, 12/05/24 (Call 11/04/24)	834	909,110
3.70%, 08/03/23 (Call 07/03/23)	1,520	1,612,142
4.20%, 11/06/25 (Call 10/06/25)	1,222	1,386,616
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	689	735,501
3.70%, 10/15/24(a)	487	531,785
4.00%, 10/15/23	130	139,742
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	648	689,122
Brookfield Finance Inc.
4.00%, 04/01/24 (Call 02/01/24)	1,511	1,630,021
4.25%, 06/02/26 (Call 03/02/26)	30	33,839
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	228	244,304
3.55%, 02/01/24 (Call 01/01/24)	190	203,847
3.85%, 05/21/25 (Call 03/21/25)	397	438,197
4.20%, 03/24/25 (Call 02/24/25)	344	383,536
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	685	733,930
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	315	342,128
3.95%, 11/06/24 (Call 08/06/24)	613	667,428
Franklin Resources Inc., 2.85%, 03/30/25	500	534,565
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	687	751,049
Intercontinental Exchange Inc.
0.70%, 06/15/23	225	225,981
3.45%, 09/21/23 (Call 08/21/23)	135	142,962
4.00%, 10/15/23	163	174,777
Invesco Finance PLC
3.13%, 11/30/22	720	744,466
3.75%, 01/15/26	99	109,483
4.00%, 01/30/24	803	865,843
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	550	619,987
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	676	706,082
3.38%, 04/01/24	429	460,639
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	214	233,087
Nomura Holdings Inc.
1.65%, 07/14/26	400	400,544
1.85%, 07/16/25	1,910	1,949,938
2.65%, 01/16/25	200	209,544
ORIX Corp.
3.25%, 12/04/24(a)	175	188,339
4.05%, 01/16/24(a)	250	269,257
Stifel Financial Corp., 4.25%, 07/18/24	10	10,948
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	952	1,033,663
4.38%, 03/19/24 (Call 02/19/24)	575	622,685
4.50%, 07/23/25 (Call 04/23/25)	510	567,655
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	277	275,191
2.85%, 01/10/25 (Call 12/10/24)	2,304	2,429,568

Security	Par (000)	Value

Diversified Financial Services (continued)
4.25%, 06/09/23 (Call 05/09/23)	$1,022	$1,083,310

		51,796,571

Electric — 5.6%
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	4,046	4,320,076
3.20%, 04/15/25 (Call 03/15/25)	7,326	7,846,659
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	675	706,070
CenterPoint Energy Inc., 2.50%, 09/01/24 (Call 08/01/24)	562	588,493
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)(a)	1,174	1,202,951
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	758	804,170
Edison International
2.40%, 09/15/22 (Call 08/15/22)	146	148,256
2.95%, 03/15/23 (Call 01/15/23)	902	926,381
3.13%, 11/15/22 (Call 10/15/22)	60	61,585
3.55%, 11/15/24 (Call 10/15/24)	445	472,924
4.95%, 04/15/25 (Call 03/15/25)	511	565,437
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	856	884,120
Series H, 3.15%, 01/15/25 (Call 10/15/24)(a)	328	350,560
Series L, 2.90%, 10/01/24 (Call 08/01/24)	1,602	1,698,921
Series N, 3.80%, 12/01/23 (Call 11/01/23)	818	874,082
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	376	372,161
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	50	54,571
3.95%, 06/15/25 (Call 03/15/25)	1,715	1,883,310
Exelon Generation Co. LLC, 3.25%, 06/01/25 (Call 05/01/25)	3,071	3,302,860
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	1,206	1,243,350
2.85%, 04/01/25 (Call 03/01/25)	4,224	4,506,628
3.13%, 12/01/25 (Call 06/01/25)	603	653,531
3.25%, 06/01/24 (Call 12/01/23)(a)	608	645,568
Iberdrola International BV, 5.81%, 03/15/25(a)	215	249,222
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	781	800,595
3.65%, 06/15/24 (Call 03/15/24)	1,836	1,967,201
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	166	176,259
2.95%, 02/07/24 (Call 12/07/23)	185	194,914
3.40%, 11/15/23 (Call 08/15/23)(a)	42	44,438
4.75%, 04/30/43 (Call 04/30/23)(b)	78	81,511
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	10	10,039
1.95%, 09/01/22	390	396,423
2.75%, 05/01/25 (Call 04/01/25)	2,497	2,649,916
2.80%, 01/15/23 (Call 12/15/22)	1,508	1,554,688
3.15%, 04/01/24 (Call 03/01/24)	2,925	3,100,149
3.25%, 04/01/26 (Call 02/01/26)	529	573,468
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	265	269,637
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	128	135,404
2.95%, 04/01/25 (Call 01/01/25)	314	335,314
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)	40	40,626
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	210	224,463
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	227	240,338

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	$301	$310,114
3.00%, 05/15/25 (Call 02/15/25)	70	74,847
3.25%, 09/01/23 (Call 08/01/23)(a)	433	456,282
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	613	606,729
2.65%, 11/15/22 (Call 10/15/22)	810	831,084
2.88%, 06/15/24 (Call 05/15/24)	1,962	2,074,462
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	678	714,870
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	320	330,227
3.55%, 06/15/24 (Call 03/15/24)	1,395	1,492,566
4.05%, 12/01/23 (Call 09/01/23)	1,348	1,441,443
Southern California Edison Co.
Series C, 3.50%, 10/01/23 (Call 07/01/23)	340	358,095
Series D, 3.40%, 06/01/23 (Call 05/01/23)(a)	40	41,842
Series E, 3.70%, 08/01/25 (Call 06/01/25)	460	503,599

		56,393,429

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	37	38,047
3.15%, 06/01/25 (Call 03/01/25)	75	80,948

		118,995

Electronics — 1.4%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	1,468	1,549,973
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	374	397,364
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	165	171,148
3.20%, 04/01/24 (Call 02/01/24)	176	186,287
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)	240	259,687
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	2,050	2,237,042
4.75%, 06/15/25 (Call 03/15/25)	200	222,712
5.00%, 02/15/23	707	749,165
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	2,368	2,416,212
2.30%, 08/15/24 (Call 07/15/24)	1,467	1,543,680
3.35%, 12/01/23(a)	280	298,150
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	664	734,915
Legrand France SA, 8.50%, 02/15/25	328	408,360
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	708	748,420
4.75%, 12/01/24 (Call 09/01/24)	1,170	1,298,525
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	84	89,686
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)(d)	653	654,417

		13,965,743

Environmental Control — 0.1%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	353	370,629
3.20%, 03/15/25 (Call 12/15/24)	253	271,894
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	191	196,933
3.13%, 03/01/25 (Call 12/01/24)	35	37,571

		877,027

Security	Par (000)	Value

Food — 2.4%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	$298	$320,505
3.65%, 03/15/23 (Call 02/15/23)	1,524	1,593,875
3.95%, 03/15/25 (Call 01/15/25)	305	334,911
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	323	333,100
4.30%, 05/01/24 (Call 04/01/24)	1,273	1,387,035
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	1,334	1,364,349
3.65%, 02/15/24 (Call 11/15/23)(a)	286	305,173
3.70%, 10/17/23 (Call 09/17/23)	1,814	1,931,511
4.00%, 04/17/25 (Call 02/17/25)	548	605,261
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	477	478,545
2.05%, 11/15/24 (Call 10/15/24)(a)	146	152,493
JM Smucker Co. (The), 3.50%, 03/15/25	482	524,055
Kellogg Co.
2.65%, 12/01/23	2,346	2,459,312
3.25%, 04/01/26	7,702	8,418,440
Kroger Co. (The)
3.85%, 08/01/23 (Call 05/01/23)	115	121,516
4.00%, 02/01/24 (Call 11/01/23)	432	463,566
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	1,002	1,067,621
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	762	776,089
Sysco Corp.
3.55%, 03/15/25 (Call 01/15/25)(a)	145	157,538
5.65%, 04/01/25 (Call 03/01/25)	461	531,713
Tyson Foods Inc.
3.90%, 09/28/23 (Call 08/28/23)	136	145,145
3.95%, 08/15/24 (Call 05/15/24)	457	495,850

		23,967,603

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)(a)	300	324,060

Gas — 0.3%
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)(a)	548	573,219
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	187	193,869
5.20%, 07/15/25 (Call 04/15/25)	200	224,514
5.50%, 01/15/26 (Call 12/15/25)	1,170	1,353,175
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	276	292,430
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)(a)	275	293,983
3.20%, 06/15/25 (Call 03/15/25)(a)	50	53,747

		2,984,937

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 4.00%, 03/15/60 (Call 03/15/25)(a)(b)	467	501,161

Health Care - Products — 0.5%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	144	154,231
3.88%, 09/15/25 (Call 06/15/25)(a)	230	255,838
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	129	133,069
3.85%, 05/15/25	631	695,772
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	32	35,011

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	$568	$593,185
Medtronic Inc., 3.50%, 03/15/25	1,231	1,345,151
Stryker Corp., 1.15%, 06/15/25 (Call 05/15/25)	317	318,759
Thermo Fisher Scientific Inc., 4.13%, 03/25/25 (Call 02/25/25)	312	344,729
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	629	680,006

		4,555,751

Health Care - Services — 1.2%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	281	291,554
3.50%, 11/15/24 (Call 08/15/24)	246	265,117
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	505	512,944
2.38%, 01/15/25 (Call 12/15/24)	395	413,332
3.30%, 01/15/23	424	440,867
3.35%, 12/01/24 (Call 10/01/24)	623	672,609
3.50%, 08/15/24 (Call 05/15/24)	421	452,070
HCA Inc.
4.75%, 05/01/23	68	72,495
5.00%, 03/15/24	2,296	2,526,587
5.25%, 04/15/25	807	921,118
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	183	188,411
3.15%, 12/01/22 (Call 09/01/22)	176	180,872
3.85%, 10/01/24 (Call 07/01/24)(a)	509	551,807
4.50%, 04/01/25 (Call 03/01/25)	632	705,185
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	598	624,521
3.25%, 09/01/24 (Call 07/01/24)	919	980,435
3.60%, 02/01/25 (Call 11/01/24)	436	469,254
4.00%, 11/01/23 (Call 08/01/23)	65	69,129
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	630	681,578
4.25%, 04/01/24 (Call 01/01/24)(a)	523	565,923
UnitedHealth Group Inc.
2.38%, 08/15/24	271	285,525
3.50%, 06/15/23	149	157,395
3.50%, 02/15/24	180	193,091
3.75%, 07/15/25(a)	216	239,976

		12,461,795

Home Builders — 0.1%
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)(a)	498	522,242
5.75%, 08/15/23 (Call 05/15/23)	136	147,729

		669,971

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	20	22,038
Whirlpool Corp.
3.70%, 05/01/25	2	2,188
4.00%, 03/01/24	5	5,403

		29,629

Household Products & Wares — 0.2%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	386	394,102
3.50%, 12/15/24 (Call 09/15/24)(a)	638	690,999

Security	Par (000)	Value

Household Products & Wares (continued)
Kimberly-Clark Corp.
2.40%, 06/01/23	$514	$532,741
3.05%, 08/15/25	215	233,565

		1,851,407

Insurance — 1.6%
Aflac Inc.
3.25%, 03/17/25	169	182,900
3.63%, 11/15/24	270	295,267
Allstate Corp. (The)
3.15%, 06/15/23(a)	203	213,152
Series B, 5.75%, 08/15/53 (Call 08/15/23)(b)	507	549,831
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	205	215,639
3.75%, 07/10/25 (Call 04/10/25)	263	288,506
4.13%, 02/15/24	243	263,222
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	170	182,320
4.00%, 11/27/23 (Call 08/27/23)	177	189,032
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	70	75,868
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	216	230,943
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	104	113,707
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	243	275,057
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	1,149	1,209,851
Lincoln National Corp.
3.35%, 03/09/25(a)	225	243,668
4.00%, 09/01/23	55	58,784
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	146	150,795
Manulife Financial Corp., 4.15%, 03/04/26	15	16,933
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)(a)	388	403,730
3.50%, 06/03/24 (Call 03/03/24)	1,156	1,238,955
3.50%, 03/10/25 (Call 12/10/24)	261	283,250
3.88%, 03/15/24 (Call 02/15/24)	1,477	1,594,215
MetLife Inc.
3.00%, 03/01/25	750	804,465
3.60%, 04/10/24(a)	175	188,774
Principal Financial Group Inc.
3.13%, 05/15/23(a)	105	109,749
3.40%, 05/15/25 (Call 02/15/25)	26	28,085
Prudential Financial Inc.
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(b)	373	402,191
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)(b)	80	88,844
5.63%, 06/15/43 (Call 06/15/23)(b)	394	420,997
5.88%, 09/15/42 (Call 09/15/22)(b)	582	610,483
Reinsurance Group of America Inc., 4.70%, 09/15/23(a)	108	116,756
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)	22	23,867
Sompo International Holdings Ltd., 4.70%, 10/15/22(a)	718	749,542
Swiss Re America Holding Corp., 7.00%, 02/15/26(a)	785	980,944
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	566	601,522
3.65%, 06/15/26	30	33,229
5.65%, 05/15/53 (Call 05/15/23)(b)	106	112,096
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	482	516,126
XLIT Ltd., 4.45%, 03/31/25	2,005	2,242,893

		16,306,188

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet — 0.6%
Alphabet Inc., 0.45%, 08/15/25 (Call 07/15/25)	$258	$255,590
Amazon.com Inc.
0.40%, 06/03/23	554	555,330
0.80%, 06/03/25 (Call 05/03/25)	452	453,021
2.40%, 02/22/23 (Call 01/22/23)	745	767,529
2.80%, 08/22/24 (Call 06/22/24)	617	656,574
3.80%, 12/05/24 (Call 09/05/24)	281	308,167
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	345	357,272
3.65%, 03/15/25 (Call 12/15/24)(a)	240	261,185
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	30	30,265
1.90%, 03/11/25 (Call 02/11/25)	666	688,657
2.75%, 01/30/23 (Call 12/30/22)	344	354,877
3.45%, 08/01/24 (Call 05/01/24)	617	662,454
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	15	16,945
TD Ameritrade Holding Corp.
3.63%, 04/01/25 (Call 01/01/25)	347	378,973
3.75%, 04/01/24 (Call 03/01/24)(a)	34	36,703

		5,783,542

Iron & Steel — 0.2%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	153	158,453
4.00%, 08/01/23 (Call 05/01/23)	153	162,119
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)(a)	473	474,793
4.50%, 04/15/23 (Call 01/15/23)	434	457,067
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	229	238,817
2.80%, 12/15/24 (Call 11/15/24)	350	368,914

		1,860,163

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	325	349,079

Lodging — 1.4%
Hyatt Hotels Corp.
4.85%, 03/15/26 (Call 12/15/25)	102	113,717
5.38%, 04/23/25 (Call 03/23/25)	475	530,461
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	529	546,118
3.20%, 08/08/24 (Call 07/08/24)	1,088	1,132,521
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	240	256,003
3.75%, 03/15/25 (Call 12/15/24)	299	321,398
3.75%, 10/01/25 (Call 07/01/25)	75	81,214
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	706	811,138
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	52	55,503
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	5,548	5,866,622
5.13%, 08/08/25 (Call 06/08/25)	4,159	4,627,387

		14,342,082

Machinery — 1.3%
Caterpillar Financial Services Corp.
0.45%, 09/14/23	130	130,338
0.65%, 07/07/23(a)	230	231,447
1.45%, 05/15/25	150	153,480
1.90%, 09/06/22	5	5,085
1.95%, 11/18/22	81	82,677
2.15%, 11/08/24	324	339,513

Security	Par (000)	Value

Machinery (continued)
2.55%, 11/29/22	$656	$674,847
2.63%, 03/01/23	593	613,802
2.85%, 05/17/24	355	377,138
3.25%, 12/01/24(a)	194	210,663
3.30%, 06/09/24	775	833,295
3.45%, 05/15/23	25	26,321
3.65%, 12/07/23	164	176,069
3.75%, 11/24/23	264	283,887
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	247	264,693
CNH Industrial Capital LLC
1.88%, 01/15/26 (Call 12/15/25)	970	991,059
1.95%, 07/02/23(a)	601	615,640
4.20%, 01/15/24(a)	1,231	1,327,437
CNH Industrial NV, 4.50%, 08/15/23	1,742	1,868,260
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)(a)	5	5,384
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	185	197,047
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)(a)	260	265,525
4.00%, 11/15/23 (Call 08/15/23)	89	94,331
John Deere Capital Corp.
0.70%, 07/05/23	50	50,361
1.20%, 04/06/23	133	134,983
2.05%, 01/09/25	32	33,431
2.15%, 09/08/22	44	44,865
2.60%, 03/07/24	174	183,196
2.65%, 06/24/24(a)	445	471,509
2.70%, 01/06/23	30	30,978
2.80%, 01/27/23	96	99,433
2.80%, 03/06/23	81	84,130
3.35%, 06/12/24	164	176,823
3.40%, 09/11/25(a)	95	104,622
3.45%, 06/07/23	50	52,747
3.45%, 01/10/24	228	243,773
3.45%, 03/13/25	117	127,950
3.65%, 10/12/23	297	317,769
nVent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)(a)	38	39,659
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	526	544,936
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	60	63,734
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	245	261,150
4.40%, 03/15/24 (Call 02/15/24)	275	296,604

		13,130,591

Manufacturing — 3.1%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)(a)	1,085	1,107,449
2.00%, 02/14/25 (Call 01/14/25)	3,101	3,225,660
2.25%, 03/15/23 (Call 02/15/23)(a)	2,372	2,438,274
2.65%, 04/15/25 (Call 03/15/25)	3,126	3,319,625
3.00%, 08/07/25(a)	2,142	2,317,344
3.25%, 02/14/24 (Call 01/14/24)(a)	3,696	3,935,944
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	153	164,617
3.75%, 11/15/22 (Call 08/15/22)	183	188,633
Eaton Corp., 2.75%, 11/02/22	329	338,294
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	354	377,668
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	301	316,240
3.30%, 11/21/24 (Call 08/21/24)(a)	278	298,258
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)	146	159,020

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	$7,158	$7,626,348
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	110	120,450
3.55%, 11/01/24 (Call 08/01/24)	5,123	5,526,436

		31,460,260

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (Call 01/01/24)	15	16,285
4.91%, 07/23/25 (Call 04/23/25)	212	240,064
Comcast Corp.
3.10%, 04/01/25 (Call 03/01/25)	541	581,537
3.38%, 02/15/25 (Call 11/15/24)	165	178,419
3.38%, 08/15/25 (Call 05/15/25)	256	278,743
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	820	849,184
3.45%, 03/15/25 (Call 12/15/24)	123	131,988
3.80%, 03/13/24 (Call 01/13/24)	169	180,647
3.90%, 11/15/24 (Call 08/15/24)	246	266,617
3.95%, 06/15/25 (Call 05/15/25)	194	212,477
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	533	569,793
4.03%, 01/25/24 (Call 12/25/23)	318	342,585
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	544	583,815
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	479	491,315
3.15%, 09/17/25(a)	453	492,316
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	205	220,445
3.70%, 08/15/24 (Call 05/15/24)	105	113,047
3.88%, 04/01/24 (Call 01/01/24)	65	69,634
4.75%, 05/15/25 (Call 04/15/25)	403	454,886
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	457	472,940
3.00%, 09/15/22	90	92,523
3.35%, 03/24/25	711	772,594
3.70%, 09/15/24 (Call 06/15/24)	446	483,990

		8,095,844

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	220	238,687
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	30	32,154

		270,841

Mining — 0.2%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	775	861,715
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	367	381,662
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	489	538,638

		1,782,015

Oil & Gas — 2.6%
BP Capital Markets America Inc.
2.75%, 05/10/23	180	187,261
2.94%, 04/06/23	199	207,101
3.19%, 04/06/25 (Call 03/06/25)	247	265,503
3.22%, 11/28/23 (Call 09/28/23)(a)	149	157,472
3.22%, 04/14/24 (Call 02/14/24)	403	428,232
3.79%, 02/06/24 (Call 01/06/24)	286	306,992
3.80%, 09/21/25 (Call 07/21/25)	134	148,039

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets PLC
2.50%, 11/06/22	$65	$66,696
2.75%, 05/10/23(a)	115	119,590
3.51%, 03/17/25	267	290,686
3.54%, 11/04/24	128	138,743
3.81%, 02/10/24	373	401,930
3.99%, 09/26/23	202	216,843
Chevron Corp.
1.14%, 05/11/23	270	273,980
1.55%, 05/11/25 (Call 04/11/25)(a)	1,317	1,351,387
2.57%, 05/16/23 (Call 03/16/23)	218	225,405
2.90%, 03/03/24 (Call 01/03/24)	255	269,555
3.19%, 06/24/23 (Call 03/24/23)	442	462,102
Chevron USA Inc.
0.43%, 08/11/23(a)	168	168,425
0.69%, 08/12/25 (Call 07/12/25)	231	229,760
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	515	557,374
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)(a)	519	529,795
3.35%, 11/15/24 (Call 08/15/24)	191	205,484
4.95%, 03/15/26 (Call 12/15/25)	40	46,360
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	570	663,400
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	519	545,152
4.75%, 05/31/25 (Call 04/30/25)	140	156,677
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	210	225,490
Exxon Mobil Corp.
1.57%, 04/15/23	242	246,857
2.02%, 08/16/24 (Call 07/16/24)	288	300,355
2.71%, 03/06/25 (Call 12/06/24)	247	262,270
2.99%, 03/19/25 (Call 02/19/25)	766	819,436
3.18%, 03/15/24 (Call 12/15/23)	348	369,621
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	1,926	2,042,330
HollyFrontier Corp.
2.63%, 10/01/23	41	42,338
5.88%, 04/01/26 (Call 01/01/26)	734	843,395
Marathon Oil Corp., 3.85%, 06/01/25 (Call 03/01/25)	1,276	1,409,623
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	530	569,739
4.50%, 05/01/23 (Call 04/01/23)	351	372,071
4.70%, 05/01/25 (Call 04/01/25)	449	503,203
4.75%, 12/15/23 (Call 10/15/23)	387	419,322
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	324	323,900
3.70%, 04/06/23	418	438,829
3.85%, 04/09/25 (Call 03/09/25)	354	386,919
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	855	892,706
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	1,101	1,155,202
2.70%, 01/25/23	1,200	1,240,644
3.70%, 01/15/24	1,209	1,299,808
3.75%, 04/10/24	1,486	1,609,145
Valero Energy Corp.
1.20%, 03/15/24(a)	345	347,836
2.70%, 04/15/23	284	293,417
2.85%, 04/15/25 (Call 03/15/25)	308	324,980
3.65%, 03/15/25	339	366,954

		25,726,334

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.8%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	$4,284	$4,411,877
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	707	742,322
3.80%, 11/15/25 (Call 08/15/25)	406	447,071
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	520	527,441
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	1,303	1,385,897

		7,514,608

Packaging & Containers — 0.1%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)(a)	110	120,905
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	79	85,197
4.50%, 11/01/23 (Call 08/01/23)	198	212,955
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	115	121,607
3.75%, 03/15/25 (Call 01/15/25)	245	266,775

		807,439

Pharmaceuticals — 3.6%
AbbVie Inc.
2.15%, 11/19/21	1	1,004
3.60%, 05/14/25 (Call 02/14/25)	358	389,311
3.75%, 11/14/23 (Call 10/14/23)(a)	289	308,487
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)(a)	131	140,183
3.40%, 05/15/24 (Call 02/15/24)	316	335,835
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	4,800	4,820,928
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	2,662	2,615,814
3.38%, 11/16/25	4,353	4,770,540
3.50%, 08/17/23 (Call 07/17/23)	2,127	2,251,536
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	179	191,117
3.73%, 12/15/24 (Call 09/15/24)	80	86,826
Bristol-Myers Squibb Co.
2.75%, 02/15/23 (Call 01/15/23)	271	280,135
2.90%, 07/26/24 (Call 06/26/24)	171	182,245
3.25%, 02/20/23 (Call 01/20/23)	92	95,757
3.25%, 11/01/23(a)	199	211,276
3.63%, 05/15/24 (Call 02/15/24)	5	5,378
3.88%, 08/15/25 (Call 05/15/25)	133	147,448
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)(a)	1,030	1,091,172
3.20%, 03/15/23(a)	267	278,038
3.50%, 11/15/24 (Call 08/15/24)	646	693,791
3.75%, 09/15/25 (Call 06/15/25)	440	482,755
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)(a)	407	409,462
3.00%, 07/15/23 (Call 05/16/23)	509	531,157
3.05%, 11/30/22 (Call 10/31/22)	25	25,781
3.25%, 04/15/25 (Call 01/15/25)	170	183,017
3.50%, 06/15/24 (Call 03/17/24)	303	324,546
3.75%, 07/15/23 (Call 06/15/23)	559	591,763
4.13%, 11/15/25 (Call 09/15/25)	246	274,957
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	628	661,761
3.38%, 08/12/24 (Call 05/12/24)	402	430,088

Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 03/09/23 (Call 02/09/23)	$132	$138,211
3.88%, 07/20/25 (Call 04/20/25)	498	548,109
4.00%, 12/05/23 (Call 09/05/23)	64	68,437
4.10%, 03/25/25 (Call 01/25/25)	461	508,294
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	240	255,727
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	349	362,513
3.38%, 05/15/23	439	461,784
3.63%, 05/15/25(a)	188	206,802
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	755	802,859
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	145	143,754
2.63%, 01/15/25 (Call 11/15/24)	178	189,029
3.38%, 12/05/23(a)	166	177,756
McKesson Corp.
1.30%, 08/15/26 (Call 07/15/26)	500	499,330
3.80%, 03/15/24 (Call 12/15/23)	304	325,943
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	115	129,042
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	11	11,190
2.75%, 02/10/25 (Call 11/10/24)	303	322,283
2.80%, 05/18/23	384	400,059
2.90%, 03/07/24 (Call 02/07/24)	420	444,394
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	158	163,129
2.40%, 09/21/22	85	86,954
3.40%, 05/06/24	343	369,168
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	785	838,749
4.38%, 03/15/26 (Call 12/15/25)	3,000	3,268,350
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	1,380	1,440,761
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	265	286,303
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	530	547,792

		35,808,830

Pipelines — 2.4%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	116	119,494
4.95%, 12/15/24 (Call 09/15/24)	185	205,890
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	879	998,992
7.00%, 06/30/24 (Call 01/01/24)	660	749,674
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	526	588,973
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	180	191,423
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	484	506,946
3.50%, 06/10/24 (Call 03/10/24)	220	235,435
4.00%, 10/01/23 (Call 07/01/23)	542	575,550
Enterprise Products Operating LLC, 3.75%, 02/15/25 (Call 11/15/24)	476	517,217
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,033	1,069,362
3.50%, 09/01/23 (Call 06/01/23)	251	263,610
4.15%, 02/01/24 (Call 11/01/23)	141	151,255
4.25%, 09/01/24 (Call 06/01/24)	255	278,220

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.30%, 05/01/24 (Call 02/01/24)	$336	$364,046
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	158	163,547
4.30%, 06/01/25 (Call 03/01/25)	216	239,317
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	169	184,021
4.50%, 07/15/23 (Call 04/15/23)	253	268,729
4.88%, 12/01/24 (Call 09/01/24)	832	926,016
4.88%, 06/01/25 (Call 03/01/25)	686	771,414
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	800	822,176
2.75%, 09/01/24 (Call 08/01/24)	1,178	1,235,510
5.85%, 01/15/26 (Call 12/15/25)	2,378	2,798,383
7.50%, 09/01/23 (Call 06/01/23)	820	915,546
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	399	408,448
4.90%, 03/15/25 (Call 12/15/24)	161	179,576
5.00%, 09/15/23 (Call 06/15/23)	747	801,927
Phillips 66 Partners LP, 2.45%, 12/15/24 (Call 11/15/24)	50	52,024
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	704	750,485
4.65%, 10/15/25 (Call 07/15/25)	137	152,636
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	500	533,225
5.63%, 03/01/25 (Call 12/01/24)	1,101	1,254,568
5.75%, 05/15/24 (Call 02/15/24)	820	914,284
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	653	703,052
4.75%, 03/15/24 (Call 12/15/23)	557	607,414
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	606	666,279
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)	303	321,241
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	417	452,470
4.00%, 09/15/25 (Call 06/15/25)	285	314,566
4.30%, 03/04/24 (Call 12/04/23)	337	363,451
4.50%, 11/15/23 (Call 08/15/23)	249	267,563
4.55%, 06/24/24 (Call 03/24/24)	198	217,018

		24,100,973

Real Estate — 0.2%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	260	284,572
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	1,065	1,225,549

		1,510,121

Real Estate Investment Trusts — 3.3%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	349	378,895
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	80	83,486
4.13%, 07/01/24 (Call 04/01/24)	231	251,564
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	183	183,935
1.60%, 04/15/26 (Call 03/15/26)	85	85,889
2.40%, 03/15/25 (Call 02/15/25)	749	781,859
2.95%, 01/15/25 (Call 12/15/24)	275	291,827
3.00%, 06/15/23	1,199	1,251,420
3.38%, 05/15/24 (Call 04/15/24)	959	1,023,665
3.50%, 01/31/23	1,746	1,821,445
4.00%, 06/01/25 (Call 03/01/25)	125	137,239

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.40%, 02/15/26 (Call 11/15/25)	$295	$332,376
5.00%, 02/15/24	1,618	1,783,667
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	195	212,454
3.50%, 11/15/24 (Call 08/15/24)	39	42,088
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)(a)	249	260,442
3.20%, 01/15/25 (Call 10/15/24)	906	967,662
3.80%, 02/01/24 (Call 11/01/23)	621	661,688
3.85%, 02/01/23 (Call 11/01/22)	574	596,168
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	561	583,945
4.10%, 10/01/24 (Call 07/01/24)	158	170,795
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	137	144,057
3.65%, 06/15/24 (Call 04/15/24)	271	290,615
3.85%, 02/01/25 (Call 11/01/24)	475	515,275
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	248	261,273
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	484	523,393
Corporate Office Properties LP
2.25%, 03/15/26 (Call 02/15/26)(a)	175	180,376
5.00%, 07/01/25 (Call 04/01/25)	60	67,529
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	140	141,152
3.15%, 07/15/23 (Call 06/15/23)	163	170,698
3.20%, 09/01/24 (Call 07/01/24)	515	549,510
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	621	651,653
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	241	261,417
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,050	1,044,729
1.25%, 07/15/25 (Call 06/15/25)	1,213	1,213,716
1.45%, 05/15/26 (Call 04/15/26)	25	25,074
2.63%, 11/18/24 (Call 10/18/24)	1,617	1,699,321
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	518	536,674
3.38%, 06/01/25 (Call 03/01/25)	46	49,815
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)(a)	97	104,996
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	235	251,217
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)(a)	377	423,050
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	24	25,763
4.00%, 06/01/25 (Call 03/01/25)	326	359,229
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	427	454,734
Series D, 3.75%, 10/15/23 (Call 07/15/23)	274	288,223
Series E, 4.00%, 06/15/25 (Call 03/15/25)	500	540,605
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	584	624,349
3.80%, 01/15/23 (Call 10/15/22)	95	98,374
4.38%, 10/01/25 (Call 07/01/25)(a)	158	175,998
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	290	302,893
3.13%, 06/01/23 (Call 03/01/23)	160	166,349
3.30%, 02/01/25 (Call 12/01/24)	368	395,324

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	$815	$881,137
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)(a)	30	32,945
4.95%, 04/01/24 (Call 01/01/24)	5	5,450
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)(a)	133	142,862
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	107	115,677
3.88%, 04/15/25 (Call 02/15/25)	88	96,908
4.65%, 08/01/23 (Call 05/01/23)	1	1,070
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	890	922,165
2.75%, 06/01/23 (Call 03/01/23)	127	131,576
3.38%, 10/01/24 (Call 07/01/24)	347	372,612
3.50%, 09/01/25 (Call 06/01/25)	470	512,667
3.75%, 02/01/24 (Call 11/01/23)	160	171,069
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	367	389,049
4.25%, 02/01/26 (Call 11/01/25)	200	218,770
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(a)	10	10,366
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)(a)	759	796,214
3.13%, 06/15/23 (Call 09/01/21)	187	195,989
3.50%, 04/15/24 (Call 03/15/24)	459	489,129
3.50%, 02/01/25 (Call 11/01/24)(a)	383	411,668
3.75%, 05/01/24 (Call 02/01/24)	584	624,448
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	978	1,044,406
4.00%, 06/01/25 (Call 03/01/25)	748	822,785
4.50%, 01/15/24 (Call 10/15/23)	190	205,164
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	80	87,137
4.60%, 04/01/24 (Call 01/01/24)	178	193,600

		33,314,753

Retail — 2.6%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	549	589,505
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)(a)	72	77,426
3.63%, 04/15/25 (Call 03/15/25)(a)	89	96,916
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)	292	309,044
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	229	251,474
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	1,640	1,693,644
3.35%, 09/15/25 (Call 06/15/25)	969	1,060,260
3.75%, 02/15/24 (Call 11/15/23)	1,848	1,982,812
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	873	932,617
3.38%, 09/15/25 (Call 06/15/25)	580	632,942
3.88%, 09/15/23 (Call 06/15/23)	195	207,170
4.00%, 04/15/25 (Call 03/15/25)	1,001	1,102,431
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	236	240,649
3.25%, 06/10/24(a)	95	101,714
3.30%, 07/01/25 (Call 06/01/25)	242	262,371
3.38%, 05/26/25 (Call 02/26/25)	335	362,745
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	601	673,763
Starbucks Corp.
3.80%, 08/15/25 (Call 06/15/25)	363	400,923
3.85%, 10/01/23 (Call 07/01/23)(a)	170	180,673

Security	Par (000)	Value

Retail (continued)
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	$5,856	$6,156,237
2.50%, 04/15/26(a)	6,167	6,627,922
3.50%, 07/01/24	1,440	1,561,032
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)	196	202,335

		25,706,605

Savings & Loans — 0.1%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(a)(b)	335	363,190
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	641	661,743

		1,024,933

Semiconductors — 1.4%
Altera Corp., 4.10%, 11/15/23	259	279,616
Analog Devices Inc., 2.95%, 04/01/25 (Call 03/01/25)	231	246,987
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	1,658	1,846,763
Broadcom Inc., 4.70%, 04/15/25 (Call 03/15/25)	656	734,254
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)(a)	25	26,815
2.70%, 12/15/22	1,319	1,360,707
2.88%, 05/11/24 (Call 03/11/24)	1,087	1,152,959
3.40%, 03/25/25 (Call 02/25/25)	665	723,227
3.70%, 07/29/25 (Call 04/29/25)	425	468,142
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	315	345,489
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	455	471,981
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(d)	366	385,047
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	2,795	2,850,760
2.25%, 05/01/23 (Call 02/01/23)	746	767,045
2.63%, 05/15/24 (Call 03/15/24)	1,497	1,576,072
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	411	434,028

		13,669,892

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)(a)	390	425,159

Software — 3.2%
Adobe Inc.
1.70%, 02/01/23	230	234,777
1.90%, 02/01/25 (Call 01/01/25)	544	564,558
3.25%, 02/01/25 (Call 11/01/24)	882	950,999
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	121	124,798
4.38%, 06/15/25 (Call 03/15/25)	414	461,349
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	300	328,956
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)	1,350	1,333,759
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	90	103,431
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	158	166,943
3.85%, 06/01/25 (Call 03/01/25)	235	258,037
Intuit Inc.
0.65%, 07/15/23	900	905,076
0.95%, 07/15/25 (Call 06/15/25)	3,786	3,801,182
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	1,727	1,781,660
2.13%, 11/15/22(a)	113	115,600

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.38%, 05/01/23 (Call 02/01/23)(a)	$1,225	$1,262,191
2.65%, 11/03/22 (Call 09/03/22)	1,085	1,112,006
2.70%, 02/12/25 (Call 11/12/24)(a)	1,642	1,749,912
2.88%, 02/06/24 (Call 12/06/23)(a)	2,423	2,558,688
3.13%, 11/03/25 (Call 08/03/25)(a)	2,656	2,896,288
3.63%, 12/15/23 (Call 09/15/23)	2,225	2,379,281
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	405	424,845
2.95%, 05/15/25 (Call 02/15/25)	302	321,382
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	474	472,957
2.35%, 09/15/24 (Call 08/15/24)	700	732,760
3.13%, 11/15/22 (Call 08/15/22)	6	6,158
3.65%, 09/15/23 (Call 08/15/23)	791	839,987
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	4,664	4,876,399
VMware Inc., 4.50%, 05/15/25 (Call 04/15/25)(a)	856	956,272

		31,720,251

Telecommunications — 1.6%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	388	421,240
3.60%, 07/15/25 (Call 04/15/25)	90	98,428
3.80%, 03/01/24 (Call 01/01/24)	105	112,732
3.90%, 03/11/24 (Call 12/11/23)	255	273,778
3.95%, 01/15/25 (Call 10/15/24)	55	60,544
4.05%, 12/15/23	75	80,978
4.45%, 04/01/24 (Call 01/01/24)	183	199,115
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	612	662,343
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	1,749	1,813,416
2.60%, 02/28/23	255	263,976
3.50%, 06/15/25	1,749	1,926,489
3.63%, 03/04/24	1,125	1,214,291
Motorola Solutions Inc., 4.00%, 09/01/24	954	1,041,654
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	789	814,414
3.63%, 12/15/25 (Call 09/15/25)	625	686,037
4.10%, 10/01/23 (Call 07/01/23)	963	1,024,690
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)	704	761,144
Verizon Communications Inc.
3.38%, 02/15/25	356	385,662
3.50%, 11/01/24 (Call 08/01/24)	239	258,285
4.15%, 03/15/24 (Call 12/15/23)	43	46,548
Vodafone Group PLC
2.95%, 02/19/23(a)	1,530	1,585,891
3.75%, 01/16/24(a)	196	211,119
4.13%, 05/30/25	1,818	2,024,379

		15,967,153

Toys, Games & Hobbies — 0.2%
Hasbro Inc.
2.60%, 11/19/22	219	225,077
3.00%, 11/19/24 (Call 10/19/24)	1,516	1,610,796

		1,835,873

Transportation — 1.9%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3 mo. LIBOR US + 2.350%)(b)	2	2,297
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	15	16,112
3.40%, 09/01/24 (Call 12/01/23)	15	16,154

Security	Par/ Shares (000)	Value

Transportation (continued)
3.65%, 09/01/25 (Call 06/01/25)	$202	$222,594
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	322	342,418
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)(a)	325	344,721
4.45%, 03/15/23 (Call 12/15/22)	95	99,809
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)(a)	1,165	1,252,783
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	502	520,147
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	947	975,543
3.65%, 08/01/25 (Call 06/01/25)	35	38,357
3.85%, 01/15/24 (Call 10/15/23)	236	252,218
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	3,126	3,275,923
3.35%, 09/01/25 (Call 08/01/25)	1,396	1,508,881
3.40%, 03/01/23 (Call 02/01/23)	759	790,324
3.65%, 03/18/24 (Call 02/18/24)	2,404	2,576,271
3.75%, 06/09/23 (Call 05/09/23)	1,815	1,914,516
3.88%, 12/01/23 (Call 11/01/23)	1,129	1,208,459
4.63%, 06/01/25 (Call 05/01/25)	517	581,046
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	223	230,161
3.15%, 03/01/24 (Call 02/01/24)	146	155,093
3.25%, 01/15/25 (Call 10/15/24)	132	141,925
3.25%, 08/15/25 (Call 05/15/25)	290	314,528
3.50%, 06/08/23 (Call 05/08/23)(a)	145	152,744
3.65%, 02/15/24 (Call 11/15/23)(a)	168	179,405
3.75%, 03/15/24 (Call 12/15/23)	30	32,142
3.75%, 07/15/25 (Call 05/15/25)	83	91,651
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(a)	265	277,232
2.50%, 04/01/23 (Call 03/01/23)	434	448,374
2.80%, 11/15/24 (Call 09/15/24)	205	218,692
3.90%, 04/01/25 (Call 03/01/25)	849	936,642

		19,117,162

Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	293	312,968
4.35%, 02/15/24 (Call 01/15/24)	245	265,210

		578,178

Water — 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	362	392,173
3.85%, 03/01/24 (Call 12/01/23)	90	96,788

		488,961

Total Corporate Bonds & Notes — 98.3% (Cost: $976,575,776)		982,663,980

Short-Term Investments

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	38,678	38,697,661

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	9,370	$9,370,000

		48,067,661

Total Short-Term Investments — 4.8% (Cost: $48,062,105)		48,067,661

Total Investments in Securities — 103.1% (Cost: $1,024,637,881)		1,030,731,641

Other Assets, Less Liabilities — (3.1)%		(30,682,850)

Net Assets — 100.0%		$1,000,048,791

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$29,259,474	$9,442,053	(a)	$—	$(3,077)	$(789)	$38,697,661	38,678	$31,073	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,216,000	3,154,000	(a)	—	—	—	9,370,000	9,370	375		—

					$(3,077)	$(789)	$48,067,661		$31,448		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$982,663,980	$—	$982,663,980
Money Market Funds	48,067,661	—	—	48,067,661

	$48,067,661	$982,663,980	$—	$1,030,731,641

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	$100	$99,947
Carmax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/25 (Call 04/15/24)	2,990	2,990,318
GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A4, 0.54%, 05/17/27 (Call 03/16/24)	850	851,320
Toyota Auto Receivables Owner Trust, Class A4, 0.53%, 10/15/26 (Call 03/15/25)	1,000	995,660

Total Asset-Backed Securities — 0.3% (Cost: $4,942,162)		4,937,245

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.5%
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 02/15/30)	670	679,663
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	100	115,341
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	250	278,622
Series 2018-B6, Class AAB, 4.17%, 10/10/51 (Call 03/10/28)	250	280,615
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 03/15/29)	100	109,802
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 03/15/30)	1,200	1,184,867
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 11/15/30)	800	804,641
CD Mortgage Trust, 3.35%, 11/10/49 (Call 09/10/26)	2,300	2,451,108
COMM Mortgage Trust
Series 2013-CR9, Class A4, 4.39%, 07/10/45(a)	300	317,523
Series 2014-CR17, Class A5, 3.98%, 05/10/47 (Call 04/10/24)	585	630,776
Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 05/10/24)	720	775,983
Federal National Mortgage Association
1.71%, 07/25/31(a)	1,000	1,018,276
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	600	602,081
Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2, 2.86%, 05/25/26 (Call 05/25/26)	3,000	3,241,415
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A4, 2.68%, 02/10/46 (Call 12/10/22)	143	146,689
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 05/10/50 (Call 05/10/25)	250	270,502
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49 (Call 08/15/26)	100	106,851
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47	69	72,105
Series 2014-C19, Class A4, 3.53%, 12/15/47 (Call 11/15/24)	100	107,594
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 10/15/25)	250	274,492
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 10/15/26)	500	540,205
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	82	90,248

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48 (Call 10/10/25)	$1,180	$1,237,194
UBS Commercial Mortgage Trust, Series 2018-C12, Class ASB, 4.19%, 08/15/51 (Call 01/15/28)	400	448,302
Wells Fargo Commercial Mortgage Trust
2.34%, 08/15/54 (Call 07/15/31)	460	474,813
Series 2014-LC16, Class ASB, 3.48%, 08/15/50 (Call 03/15/24)	839	869,437
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	500	551,458
Series 2017-C41, Class A4, 3.47%, 11/15/50 (Call 11/15/27)	1,000	1,106,749
Series 2019-C51, Class A4, 3.31%, 06/15/52 (Call 06/15/29)	2,000	2,213,183
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 03/15/30)	130	136,032
WFRBS Commercial Mortgage Trust
Series 2012-C9, Class A3, 2.87%, 11/15/45 (Call 10/15/22)	85	86,910
Series 2014-C21, Class A5, 3.68%, 08/15/47 (Call 07/15/24)	635	683,037
Series 2014-C25, Class A5, 3.63%, 11/15/47 (Call 11/15/24)	213	230,602

		22,137,116

Total Collaterized Mortgage Obligations — 1.5% (Cost: $22,239,254)		22,137,116

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	30	40,902
WPP Finance 2010, 3.75%, 09/19/24	492	534,853

		575,755

Aerospace & Defense — 0.2%
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	257	273,548
3.83%, 04/27/25 (Call 01/27/25)	75	82,127
4.40%, 06/15/28 (Call 03/15/28)	257	296,992
4.85%, 04/27/35 (Call 10/27/34)	138	174,927
5.05%, 04/27/45 (Call 10/27/44)	72	96,196
6.15%, 12/15/40	19	27,849
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	100	98,710
2.25%, 07/01/30 (Call 04/01/30)	72	73,575
2.65%, 11/01/26 (Call 08/01/26)	15	16,034
2.82%, 09/01/51 (Call 03/01/51)	50	49,218
3.13%, 05/04/27 (Call 02/04/27)	42	45,791
3.13%, 07/01/50 (Call 01/01/50)	21	21,862
3.75%, 11/01/46 (Call 05/01/46)	60	68,212
3.95%, 08/16/25 (Call 06/16/25)	120	132,995
4.05%, 05/04/47 (Call 11/04/46)	112	132,695
4.13%, 11/16/28 (Call 08/16/28)	161	185,388
4.15%, 05/15/45 (Call 11/16/44)	140	167,118
4.35%, 04/15/47 (Call 10/15/46)	50	61,808
4.45%, 11/16/38 (Call 05/16/38)	90	110,097
4.50%, 06/01/42	258	322,467
4.63%, 11/16/48 (Call 05/16/48)	184	238,168
4.70%, 12/15/41	12	15,237

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
4.80%, 12/15/43 (Call 06/15/43)	$12	$15,374
4.88%, 10/15/40	30	38,586
5.40%, 05/01/35	5	6,627
5.70%, 04/15/40	155	216,785
6.05%, 06/01/36	80	112,506
6.13%, 07/15/38	108	154,067
7.50%, 09/15/29	96	134,750

		3,369,709

Agriculture — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	173	184,295
2.75%, 03/27/25 (Call 02/27/25)	145	153,981
3.25%, 03/27/30 (Call 12/27/29)	163	181,460
3.75%, 09/15/47 (Call 03/15/47)	34	41,216
4.02%, 04/16/43	8	10,007
4.50%, 03/15/49 (Call 09/15/48)	55	73,911
4.54%, 03/26/42	32	42,263
5.94%, 10/01/32	42	57,453
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (Call 02/14/31)	25	25,677
3.00%, 09/25/22 (Call 08/25/22)	377	386,527
3.25%, 08/15/26 (Call 05/15/26)	481	520,326
3.75%, 09/25/27 (Call 06/25/27)	499	554,604
4.35%, 03/15/24 (Call 02/15/24)	536	581,078

		2,812,798

Airlines — 0.0%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	145	148,116
3.00%, 11/15/26 (Call 08/15/26)	27	28,882
3.45%, 11/16/27 (Call 08/16/27)	10	10,842
5.13%, 06/15/27 (Call 04/15/27)	97	113,550

		301,390

Apparel — 0.1%
NIKE Inc.
2.40%, 03/27/25 (Call 02/27/25)	40	42,363
3.25%, 03/27/40 (Call 09/27/39)	185	206,277
3.38%, 11/01/46 (Call 05/01/46)	25	28,495
3.38%, 03/27/50 (Call 09/27/49)	168	193,121
3.63%, 05/01/43 (Call 11/01/42)	44	52,139
3.88%, 11/01/45 (Call 05/01/45)	187	228,869
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	200	222,502
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	60	62,818
2.80%, 04/23/27 (Call 02/23/27)	46	49,274
2.95%, 04/23/30 (Call 01/23/30)	75	80,031

		1,165,889

Auto Manufacturers — 0.1%
American Honda Finance Corp.
2.30%, 09/09/26	25	26,349
2.35%, 01/08/27	45	47,415
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	259	250,841
3.65%, 10/01/23 (Call 07/01/23)	372	394,420
4.88%, 10/01/43 (Call 04/01/43)	142	191,879
Daimler Finance North America LLC, 8.50%, 01/18/31	142	217,663
General Motors Co.
5.00%, 04/01/35	20	24,078
5.15%, 04/01/38 (Call 10/01/37)	10	12,113
5.20%, 04/01/45	35	43,308

Security	Par (000)	Value

Auto Manufacturers (continued)
5.95%, 04/01/49 (Call 10/01/48)	$30	$40,832
6.25%, 10/02/43	50	68,424
6.60%, 04/01/36 (Call 10/01/35)	10	13,680
6.75%, 04/01/46 (Call 10/01/45)	15	21,719
Toyota Motor Credit Corp.
1.80%, 02/13/25	22	22,691
2.15%, 02/13/30	57	58,894
3.05%, 01/11/28	37	40,652
3.20%, 01/11/27	100	110,122
3.38%, 04/01/30	130	146,345
3.40%, 04/14/25	2	2,178
3.65%, 01/08/29	66	75,427

		1,809,030

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	203	218,911
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	20	22,509
4.35%, 03/15/29 (Call 12/15/28)	80	92,819
4.40%, 10/01/46 (Call 04/01/46)	29	34,827
5.40%, 03/15/49 (Call 09/15/48)	212	295,696
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)(b)	20	21,554
4.38%, 03/15/45 (Call 09/15/44)	31	36,973
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	55	59,638
3.80%, 09/15/27 (Call 06/15/27)	62	68,996
4.25%, 05/15/29 (Call 02/15/29)	57	64,660
5.25%, 05/15/49 (Call 11/15/48)	52	66,231
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	65	70,117
4.15%, 10/01/25 (Call 07/01/25)	55	61,539

		1,114,470

Banks — 4.8%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	100	111,777
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	2,000	1,989,880
BancorpSouth Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)	25	26,348
Bank of America Corp.
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	25	25,731
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(a)	100	100,592
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	26	27,233
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	73	75,048
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)	254	263,014
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(a)	15	14,746
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	56	59,297
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(a)	120	121,118
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	65	69,215
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	50	54,051
3.25%, 10/21/27 (Call 10/21/26)	80	87,278
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	45	48,339

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	$95	$104,361
3.50%, 04/19/26	302	332,532
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	40	44,221
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(a)	80	88,663
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	20	22,264
3.88%, 08/01/25	60	66,614
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.190%)(a)	141	165,647
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)	70	78,884
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	56	63,553
4.00%, 01/22/25	85	93,007
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(a)	45	52,947
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.150%)(a)	454	548,791
4.20%, 08/26/24	100	109,662
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(a)	230	272,628
4.25%, 10/22/26	25	28,380
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	35	40,202
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(a)	223	278,859
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)	110	138,609
4.88%, 04/01/44	51	67,372
5.00%, 01/21/44	196	263,263
5.88%, 02/07/42	170	248,232
7.75%, 05/14/38	125	198,140
Series L, 4.18%, 11/25/27 (Call 11/25/26)	165	185,463
Series L, 4.75%, 04/21/45	132	167,876
Series N, 3.48%, 03/13/52 (Call 03/11/51), (SOFR + 1.650%)(a)	15	16,648
Bank of America N.A., 6.00%, 10/15/36	305	425,323
Bank of Montreal
0.63%, 07/09/24	300	299,958
1.85%, 05/01/25	75	77,513
2.05%, 11/01/22	35	35,731
2.35%, 09/11/22	10	10,220
2.50%, 06/28/24	130	136,833
2.55%, 11/06/22 (Call 10/06/22)	70	71,753
3.80%, 12/15/32 (Call 12/15/27)(a)	290	320,717
4.34%, 10/05/28 (Call 10/05/23)(a)	95	101,567
Series E, 3.30%, 02/05/24	189	201,610
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26 (Call 09/15/26)	200	198,996
1.60%, 04/24/25 (Call 03/24/25)	283	290,751
1.80%, 07/28/31 (Call 04/28/31)	200	198,532
1.85%, 01/27/23 (Call 12/27/22)	72	73,564
2.10%, 10/24/24	202	211,446
2.20%, 08/16/23 (Call 06/16/23)	40	41,369
2.45%, 08/17/26 (Call 05/17/26)	138	146,617
2.66%, 05/16/23 (Call 05/16/22), (3 mo. LIBOR US + 0.634%)(a)	32	32,536

Security	Par (000)	Value

Banks (continued)
2.80%, 05/04/26 (Call 02/04/26)	$94	$101,281
2.95%, 01/29/23 (Call 12/29/22)	80	82,858
3.00%, 10/30/28 (Call 07/30/28)	149	163,665
3.25%, 09/11/24 (Call 08/11/24)	75	80,714
3.25%, 05/16/27 (Call 02/16/27)	35	38,577
3.30%, 08/23/29 (Call 05/23/29)	220	244,794
3.40%, 05/15/24 (Call 04/15/24)	50	53,677
3.40%, 01/29/28 (Call 10/29/27)	160	178,570
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	247	273,197
3.45%, 08/11/23	47	49,860
3.50%, 04/28/23	35	36,861
3.85%, 04/28/28	95	109,661
3.95%, 11/18/25 (Call 10/18/25)	99	110,910
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	104	111,676
Bank of Nova Scotia (The)
1.30%, 06/11/25	50	50,589
1.63%, 05/01/23	324	331,167
1.95%, 02/01/23	20	20,467
2.00%, 11/15/22	10	10,211
2.20%, 02/03/25	250	261,130
2.38%, 01/18/23	80	82,307
2.45%, 09/19/22	10	10,235
2.70%, 08/03/26	216	230,977
3.40%, 02/11/24	354	377,845
4.50%, 12/16/25	191	216,458
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	140	163,513
Barclays PLC
3.56%, 09/23/35 (Call 09/23/30)(a)	250	262,103
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(a)	200	212,238
4.95%, 01/10/47	325	428,210
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(a)	200	233,438
BBVA USA, 3.88%, 04/10/25 (Call 03/10/25)	250	275,473
BNP Paribas SA
3.25%, 03/03/23	164	171,516
4.25%, 10/15/24	200	219,508
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	114	119,082
3.10%, 04/02/24	462	490,672
3.50%, 09/13/23	817	868,822
Citigroup Inc.
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)	100	103,967
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)	434	464,068
3.20%, 10/21/26 (Call 07/21/26)	318	346,245
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	195	207,858
3.50%, 05/15/23	65	68,270
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	35	38,466
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	40	44,312
3.70%, 01/12/26	80	88,412
3.88%, 10/25/23	12	12,898
3.88%, 03/26/25	5	5,470
3.88%, 01/24/39 (Call 01/22/38), (3 mo. LIBOR US + 1.168%)(a)	170	197,438
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	60	66,858

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	$55	$62,515
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	207	219,619
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	31	35,153
4.13%, 07/25/28	121	136,856
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)	32	40,318
4.30%, 11/20/26	50	56,699
4.40%, 06/10/25	80	89,068
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	106	124,320
4.45%, 09/29/27	340	389,603
4.60%, 03/09/26	75	85,469
4.65%, 07/30/45	192	250,070
4.65%, 07/23/48 (Call 06/23/48)	133	176,520
4.75%, 05/18/46	245	314,974
5.30%, 05/06/44	54	73,067
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(a)	70	94,609
5.50%, 09/13/25	163	189,383
5.88%, 02/22/33	16	21,054
5.88%, 01/30/42	163	236,138
6.00%, 10/31/33	35	46,664
6.63%, 01/15/28	43	55,632
6.63%, 06/15/32	250	342,115
6.68%, 09/13/43	91	141,828
8.13%, 07/15/39	117	201,682
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	250	277,053
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	60	61,933
2.85%, 07/27/26 (Call 04/25/26)	62	66,312
3.25%, 04/30/30 (Call 01/30/30)	40	43,583
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	218	231,017
4.00%, 02/01/29 (Call 10/31/28)	64	74,012
Cooperatieve Rabobank U.A.
5.25%, 05/24/41	189	265,796
5.25%, 08/04/45	40	54,320
Credit Suisse Group AG
4.55%, 04/17/26	85	96,333
4.88%, 05/15/45	120	154,024
Deutsche Bank AG, 4.10%, 01/13/26	180	197,622
Deutsche Bank AG/London, 3.70%, 05/30/24	211	225,749
Deutsche Bank AG/New York NY
3.30%, 11/16/22	200	206,624
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)	205	221,244
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	15	17,603
Fifth Third Bancorp., 8.25%, 03/01/38	126	211,932
Goldman Sachs Capital I, 6.35%, 02/15/34	20	28,391
Goldman Sachs Group Inc. (The)
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	95	96,045
2.60%, 02/07/30 (Call 11/07/29)	60	62,541
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(a)	100	101,097
3.50%, 04/01/25 (Call 03/01/25)	20	21,647
3.50%, 11/16/26 (Call 11/16/25)	173	188,378
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	135	149,988
3.75%, 05/22/25 (Call 02/22/25)	18	19,626
3.75%, 02/25/26 (Call 11/25/25)	10	11,052

Security	Par (000)	Value

Banks (continued)
3.80%, 03/15/30 (Call 12/15/29)	$123	$138,772
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	102	114,281
3.85%, 01/26/27 (Call 01/26/26)	270	298,547
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(a)	160	187,115
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	138	158,221
4.25%, 10/21/25	55	61,372
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(a)	170	208,379
4.75%, 10/21/45 (Call 04/21/45)	146	192,635
4.80%, 07/08/44 (Call 01/08/44)	165	215,417
5.15%, 05/22/45	244	326,860
5.95%, 01/15/27	40	48,723
6.13%, 02/15/33	180	244,372
6.25%, 02/01/41	240	356,568
6.45%, 05/01/36	54	76,494
6.75%, 10/01/37	381	555,548
HSBC Holdings PLC
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(a)	200	201,730
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	372	389,242
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	250	278,798
4.25%, 03/14/24	200	215,674
4.30%, 03/08/26	210	236,624
4.95%, 03/31/30	210	253,865
6.10%, 01/14/42	165	243,390
6.50%, 05/02/36	350	486,353
6.50%, 09/15/37	320	448,403
6.80%, 06/01/38	320	462,141
7.63%, 05/17/32	102	144,714
HSBC USA Inc., 3.50%, 06/23/24	100	107,728
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 01/04/30)	129	135,733
ING Groep NV
3.95%, 03/29/27	80	90,115
4.10%, 10/02/23	507	544,249
Intesa Sanpaolo SpA, 5.25%, 01/12/24	420	461,584
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(a)	300	299,409
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	30	31,082
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	36	37,918
2.95%, 10/01/26 (Call 07/01/26)	40	43,120
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(a)	113	119,029
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(a)	238	249,288
3.20%, 06/15/26 (Call 03/15/26)	125	136,065
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(a)	5	5,437
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	5	5,525
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	35	38,573
3.63%, 12/01/27 (Call 12/01/26)	133	146,273
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	63	70,105
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(a)	108	125,518
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(a)	164	192,418

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(a)	$124	$147,132
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(a)	75	89,209
4.13%, 12/15/26	144	163,508
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	30	34,491
4.25%, 10/01/27	30	34,434
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(a)	164	202,461
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)	79	92,364
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(a)	137	162,494
4.85%, 02/01/44	59	78,348
4.95%, 06/01/45	70	93,575
5.40%, 01/06/42	90	125,776
5.50%, 10/15/40	150	208,572
5.60%, 07/15/41	220	309,331
5.63%, 08/16/43	199	280,383
6.40%, 05/15/38	205	303,933
7.63%, 10/15/26	10	13,034
8.00%, 04/29/27	82	109,906
8.75%, 09/01/30	5	7,597
KeyBank N.A./Cleveland OH, 3.40%, 05/20/26	450	492,520
KeyCorp.
2.25%, 04/06/27	62	64,671
2.55%, 10/01/29	205	216,017
4.10%, 04/30/28	10	11,576
4.15%, 10/29/25	66	74,218
KfW
0.00%, 04/18/36(c)	528	411,280
0.00%, 06/29/37(c)	435	331,187
0.25%, 10/19/23	250	249,890
0.63%, 01/22/26	10	9,955
0.75%, 09/30/30	60	57,223
1.63%, 02/15/23	282	287,976
1.75%, 08/22/22	444	451,064
1.75%, 09/14/29	366	381,313
2.00%, 09/29/22	152	155,061
2.00%, 10/04/22	585	596,946
2.00%, 05/02/25	738	775,704
2.13%, 01/17/23	789	810,358
2.38%, 12/29/22	787	810,216
2.50%, 11/20/24	820	872,070
2.63%, 02/28/24	908	959,048
2.88%, 04/03/28	862	961,018
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	110	121,374
Lloyds Banking Group PLC
3.87%, 07/09/25 (Call 07/09/24)(a)	425	459,268
4.38%, 03/22/28	250	287,613
4.50%, 11/04/24	372	410,699
4.58%, 12/10/25	200	225,394
Mitsubishi UFJ Financial Group Inc.
2.31%, 07/20/32 (Call 07/20/31)(a)	200	201,826
3.29%, 07/25/27	140	154,980
3.74%, 03/07/29	70	78,980
3.78%, 03/02/25	76	83,226
3.85%, 03/01/26	205	228,663
3.96%, 03/02/28	45	51,214
4.15%, 03/07/39	94	113,071

Security	Par (000)	Value

Banks (continued)
4.29%, 07/26/38	$65	$79,441
Mizuho Financial Group Inc., 3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(a)	200	215,938
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(a)	50	50,071
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	100	100,412
1.93%, 04/28/32 (Call 01/28/32), (SOFR + 1.020%)(a)	10	9,777
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	437	453,999
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	50	50,144
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	177	185,423
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	40	42,038
3.13%, 01/23/23	85	88,271
3.13%, 07/27/26	85	92,206
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	177	196,559
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	359	402,191
3.63%, 01/20/27	175	194,639
3.70%, 10/23/24	225	245,007
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(a)	115	121,036
3.75%, 02/25/23	131	137,521
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	179	200,299
3.88%, 01/27/26	95	105,875
3.95%, 04/23/27	85	95,464
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	220	257,783
4.00%, 07/23/25	76	84,281
4.10%, 05/22/23	115	121,909
4.30%, 01/27/45	150	186,909
4.35%, 09/08/26	175	198,776
4.38%, 01/22/47	92	116,335
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	25	29,232
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 1.431%)(a)	50	61,895
4.88%, 11/01/22	90	94,620
5.00%, 11/24/25	61	70,221
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	413	623,291
6.25%, 08/09/26	110	135,322
6.38%, 07/24/42	266	410,486
7.25%, 04/01/32	157	229,707
Series F, 3.88%, 04/29/24	140	151,602
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	210	224,120
National Australia Bank Ltd./New York, 2.50%, 07/12/26	255	272,406
National Bank of Canada
0.75%, 08/06/24	250	249,905
2.10%, 02/01/23	307	314,405
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(a)	210	210,920
3.75%, 11/01/29 (Call 11/01/24)(a)	200	212,582
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	602	652,098
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)	40	46,268
4.80%, 04/05/26	260	297,742
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)	215	257,452
5.13%, 05/28/24	120	132,847

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.00%, 12/19/23	$261	$290,777
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	236	261,332
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	530	578,739
3.65%, 08/03/28 (Call 05/03/28)	119	135,698
3.95%, 10/30/25	225	253,622
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	729	751,519
2.88%, 03/13/23	1,005	1,045,793
3.13%, 11/07/23	329	348,872
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	100	100,757
2.20%, 11/01/24 (Call 10/02/24)	62	65,137
2.55%, 01/22/30 (Call 10/24/29)	80	84,080
2.60%, 07/23/26 (Call 05/24/26)	79	84,538
3.15%, 05/19/27 (Call 04/19/27)	195	214,514
3.45%, 04/23/29 (Call 01/23/29)	298	332,789
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	100	99,938
7.38%, 12/10/37	93	143,540
Royal Bank of Canada
0.65%, 07/29/24	200	200,160
1.15%, 07/14/26	200	199,844
2.25%, 11/01/24	255	267,436
2.55%, 07/16/24	78	82,252
3.70%, 10/05/23	165	176,245
4.65%, 01/27/26	80	91,637
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	144	154,355
3.50%, 06/07/24 (Call 05/07/24)	190	202,762
4.40%, 07/13/27 (Call 04/14/27)	655	739,010
4.50%, 07/17/25 (Call 04/17/25)	285	315,794
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)	170	178,663
2.40%, 01/24/30	293	308,500
2.65%, 05/19/26	209	224,384
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	353	378,621
3.10%, 05/15/23	125	130,864
3.30%, 12/16/24	371	403,106
3.55%, 08/18/25	172	190,086
3.70%, 11/20/23	35	37,659
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	68	73,066
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	27	31,705
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	45	47,933
2.70%, 07/16/24	200	210,750
3.01%, 10/19/26	100	108,187
3.20%, 09/17/29	25	26,743
3.35%, 10/18/27	82	90,445
3.36%, 07/12/27	158	174,028
3.45%, 01/11/27	132	145,760
3.54%, 01/17/28	5	5,563
3.78%, 03/09/26	65	72,485
3.94%, 07/19/28	105	119,917
4.31%, 10/16/28	18	21,034

Security	Par (000)	Value

Banks (continued)
SVB Financial Group
3.13%, 06/05/30 (Call 03/05/30)	$184	$199,270
3.50%, 01/29/25	80	86,414
Toronto-Dominion Bank (The)
2.65%, 06/12/24	416	439,733
3.25%, 03/11/24	133	142,053
3.50%, 07/19/23	187	198,270
3.63%, 09/15/31 (Call 09/15/26)(a)	261	289,337
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	340	348,381
3.20%, 04/01/24 (Call 03/01/24)	25	26,669
4.05%, 11/03/25 (Call 09/03/25)	60	67,304
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	300	316,098
2.85%, 10/26/24 (Call 09/26/24)	361	385,461
3.70%, 06/05/25 (Call 05/05/25)	70	77,212
3.75%, 12/06/23 (Call 11/06/23)	57	61,110
4.00%, 05/01/25 (Call 03/01/25)	66	73,178
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	89	99,376
Westpac Banking Corp.
2.35%, 02/19/25	51	53,736
2.70%, 08/19/26	130	140,566
2.85%, 05/13/26	180	195,109
2.89%, 02/04/30 (Call 02/04/25)(a)	40	41,640
3.30%, 02/26/24	241	257,860
3.35%, 03/08/27	66	73,302
3.40%, 01/25/28	160	179,408
4.11%, 07/24/34 (Call 07/24/29)(a)	409	451,974
4.32%, 11/23/31 (Call 11/23/26)(a)	197	218,993
4.42%, 07/24/39	106	126,821

		71,104,236

Beverages — 1.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	231	255,195
4.70%, 02/01/36 (Call 08/01/35)	137	168,791
4.90%, 02/01/46 (Call 08/01/45)	310	396,192
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	377	415,748
4.00%, 01/17/43	160	181,613
4.63%, 02/01/44	200	244,234
4.70%, 02/01/36 (Call 08/01/35)	171	209,993
4.90%, 02/01/46 (Call 08/01/45)	138	174,914
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	30	33,408
3.75%, 07/15/42	87	95,660
4.00%, 04/13/28 (Call 01/13/28)	169	192,486
4.35%, 06/01/40 (Call 12/01/39)	120	144,058
4.38%, 04/15/38 (Call 10/15/37)	169	202,038
4.44%, 10/06/48 (Call 04/06/48)	170	205,261
4.50%, 06/01/50 (Call 12/01/49)	126	156,279
4.60%, 04/15/48 (Call 10/15/47)	233	287,629
4.60%, 06/01/60 (Call 12/01/59)	145	181,038
4.75%, 01/23/29 (Call 10/23/28)	225	267,849
4.75%, 04/15/58 (Call 10/15/57)	80	101,761
4.90%, 01/23/31 (Call 10/23/30)	68	83,743
4.95%, 01/15/42	82	103,888
5.45%, 01/23/39 (Call 07/23/38)	223	294,427
5.55%, 01/23/49 (Call 07/23/48)	123	171,317
5.80%, 01/23/59 (Call 07/23/58)	148	219,441

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
8.00%, 11/15/39	$32	$52,805
8.20%, 01/15/39	175	293,977
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	87	94,974
4.00%, 04/15/38 (Call 10/15/37)	23	27,442
4.50%, 07/15/45 (Call 01/15/45)	84	109,770
Coca-Cola Co. (The)
1.65%, 06/01/30	221	219,217
1.75%, 09/06/24	361	375,671
2.13%, 09/06/29	130	135,093
2.50%, 06/01/40	172	172,559
2.50%, 03/15/51	10	9,692
2.60%, 06/01/50	48	47,576
2.75%, 06/01/60	39	39,226
3.38%, 03/25/27	140	156,545
3.45%, 03/25/30	237	269,393
4.20%, 03/25/50	25	31,904
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	200	271,652
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	85	85,088
3.75%, 05/01/50 (Call 11/01/49)	36	40,251
4.10%, 02/15/48 (Call 08/15/47)	7	8,089
4.50%, 05/09/47 (Call 11/09/46)	42	51,093
5.25%, 11/15/48 (Call 05/15/48)	31	41,989
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	230	231,828
2.13%, 10/24/24 (Call 09/24/24)	4,440	4,640,111
2.13%, 04/29/32 (Call 01/29/32)	945	954,185
2.38%, 10/24/29 (Call 07/24/29)	370	386,291
2.63%, 04/29/23 (Call 01/29/23)	2,200	2,271,412
3.50%, 09/18/23 (Call 08/18/23)	350	371,486
5.88%, 09/30/36	25	35,772
Diageo Investment Corp.
4.25%, 05/11/42	130	160,761
7.45%, 04/15/35	124	195,645
8.00%, 09/15/22	145	156,504
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	175	186,660
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	118	125,358
3.13%, 12/15/23 (Call 10/15/23)	117	123,490
3.20%, 05/01/30 (Call 02/01/30)	149	162,374
3.40%, 11/15/25 (Call 08/15/25)	25	27,267
3.43%, 06/15/27 (Call 03/15/27)	228	252,432
3.80%, 05/01/50 (Call 11/01/49)	7	7,961
4.42%, 05/25/25 (Call 03/25/25)	209	233,886
4.42%, 12/15/46 (Call 06/15/46)	145	177,422
4.50%, 11/15/45 (Call 05/15/45)	4	4,929
4.60%, 05/25/28 (Call 02/25/28)	150	176,021
4.99%, 05/25/38 (Call 11/25/37)	25	31,923
5.09%, 05/25/48 (Call 11/25/47)	14	18,755
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	740	795,293
4.20%, 07/15/46 (Call 01/15/46)	65	73,505
5.00%, 05/01/42	127	158,363
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	135	141,881
2.38%, 10/06/26 (Call 07/06/26)	329	352,155
2.63%, 03/19/27 (Call 01/19/27)	161	173,350
2.63%, 07/29/29 (Call 04/29/29)	130	139,889

Security	Par (000)	Value

Beverages (continued)
2.75%, 03/01/23	$90	$93,443
2.75%, 04/30/25 (Call 01/30/25)	462	493,305
2.75%, 03/19/30 (Call 12/19/29)	219	237,398
2.85%, 02/24/26 (Call 11/24/25)	70	75,663
2.88%, 10/15/49 (Call 04/15/49)	5	5,243
3.00%, 10/15/27 (Call 07/15/27)	119	131,290
3.38%, 07/29/49 (Call 01/29/49)	130	147,343
3.45%, 10/06/46 (Call 04/06/46)	45	51,122
3.50%, 07/17/25 (Call 04/17/25)	70	76,750
3.50%, 03/19/40 (Call 09/19/39)	89	102,012
3.60%, 03/01/24 (Call 12/01/23)	60	64,258
3.60%, 08/13/42	50	58,291
3.63%, 03/19/50 (Call 09/19/49)	162	192,385
3.88%, 03/19/60 (Call 09/19/59)	118	148,204
4.00%, 03/05/42	80	98,036
4.00%, 05/02/47 (Call 11/02/46)	20	24,682
4.25%, 10/22/44 (Call 04/22/44)	142	178,200
4.45%, 04/14/46 (Call 10/14/45)	10	13,059
4.60%, 07/17/45 (Call 01/17/45)	25	33,098
4.88%, 11/01/40	4	5,376
7.00%, 03/01/29	45	63,066

		22,380,102

Biotechnology — 0.5%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	200	199,390
1.90%, 02/21/25 (Call 01/21/25)	461	476,001
2.00%, 01/15/32 (Call 10/15/31)	200	196,960
2.20%, 02/21/27 (Call 12/21/26)	212	221,001
2.25%, 08/19/23 (Call 06/19/23)	119	122,970
2.30%, 02/25/31 (Call 11/25/30)	230	234,306
2.45%, 02/21/30 (Call 11/21/29)	256	264,855
2.60%, 08/19/26 (Call 05/19/26)	12	12,767
2.80%, 08/15/41 (Call 02/15/41)	200	198,030
3.00%, 01/15/52 (Call 07/15/51)	200	198,924
3.13%, 05/01/25 (Call 02/01/25)	79	84,661
3.15%, 02/21/40 (Call 08/21/39)	195	204,251
3.20%, 11/02/27 (Call 08/02/27)	52	57,030
3.38%, 02/21/50 (Call 08/21/49)	135	143,554
3.63%, 05/22/24 (Call 02/22/24)	369	396,048
4.40%, 05/01/45 (Call 11/01/44)	135	164,713
4.56%, 06/15/48 (Call 12/15/47)	219	276,389
4.66%, 06/15/51 (Call 12/15/50)	143	185,470
4.95%, 10/01/41	121	156,190
5.15%, 11/15/41 (Call 05/15/41)	62	81,529
5.65%, 06/15/42 (Call 12/15/41)	5	6,924
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	195	214,941
5.25%, 06/23/45 (Call 12/23/44)	145	198,588
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	152	150,200
3.25%, 02/15/51 (Call 08/15/50)(d)	15	15,087
4.05%, 09/15/25 (Call 06/15/25)	409	454,575
5.20%, 09/15/45 (Call 03/15/45)	17	22,893
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	145	141,430
2.50%, 09/01/23 (Call 07/01/23)	90	93,461
2.80%, 10/01/50 (Call 04/01/50)	96	93,565
2.95%, 03/01/27 (Call 12/01/26)	308	332,646
3.50%, 02/01/25 (Call 11/01/24)	129	139,610
3.65%, 03/01/26 (Call 12/01/25)	420	463,075

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.70%, 04/01/24 (Call 01/01/24)	$50	$53,576
4.00%, 09/01/36 (Call 03/01/36)	99	115,961
4.15%, 03/01/47 (Call 09/01/46)	155	185,678
4.50%, 02/01/45 (Call 08/01/44)	160	198,058
4.60%, 09/01/35 (Call 03/01/35)	205	252,917
4.75%, 03/01/46 (Call 09/01/45)	161	207,028
4.80%, 04/01/44 (Call 10/01/43)	198	254,511
5.65%, 12/01/41 (Call 06/01/41)	65	91,074
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	74	70,109
Royalty Pharma PLC, 3.55%, 09/02/50 (Call 03/02/50)	10	10,019

		7,640,965

Building Materials — 0.2%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	170	177,494
3.38%, 04/05/40 (Call 10/05/39)	90	96,265
3.58%, 04/05/50 (Call 10/05/49)	100	108,944
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	117	127,215
4.00%, 09/21/23 (Call 08/21/23)	226	241,250
4.00%, 06/15/25 (Call 03/15/25)	47	51,773
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	52	55,799
3.90%, 02/14/26 (Call 11/14/25)	580	643,029
4.50%, 02/15/47 (Call 08/15/46)	102	129,164
4.63%, 07/02/44 (Call 01/02/44)	55	68,630
4.95%, 07/02/64 (Call 01/02/64)(e)	15	20,714
5.13%, 09/14/45 (Call 03/14/45)	52	69,520
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	110	108,115
Lafarge SA, 7.13%, 07/15/36	38	57,064
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	70	73,229
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	7	8,318
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	106	116,683
4.50%, 05/15/47 (Call 11/15/46)	65	79,527
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	108	117,374
3.95%, 08/15/29 (Call 05/15/29)	76	86,302
4.20%, 12/01/24 (Call 09/01/24)	317	346,452
4.30%, 07/15/47 (Call 01/15/47)	35	41,320
4.40%, 01/30/48 (Call 07/30/47)	15	17,991
7.00%, 12/01/36	36	52,648
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	39	48,117
4.70%, 03/01/48 (Call 09/01/47)	20	25,399

		2,968,336

Chemicals — 0.8%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	50	65,346
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	20	21,982
4.25%, 10/01/34 (Call 04/01/34)	9	10,520
4.38%, 11/15/42 (Call 05/15/42)	27	32,529
4.63%, 10/01/44 (Call 04/01/44)	2	2,494
4.80%, 05/15/49 (Call 11/15/48)	164	213,254
5.25%, 11/15/41 (Call 05/15/41)	34	44,956
5.55%, 11/30/48 (Call 05/30/48)	15	21,326
7.38%, 11/01/29	5	6,969

Security	Par (000)	Value

Chemicals (continued)
9.40%, 05/15/39	$75	$137,391
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	532	572,868
4.49%, 11/15/25 (Call 09/25/25)	100	112,908
4.73%, 11/15/28 (Call 08/15/28)	470	560,259
5.32%, 11/15/38 (Call 05/15/38)	288	381,159
5.42%, 11/15/48 (Call 05/15/48)	160	226,344
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	88	108,135
4.80%, 09/01/42 (Call 03/01/42)	88	109,717
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	692	704,864
2.70%, 11/01/26 (Call 08/01/26)	3,465	3,724,009
2.75%, 08/18/55 (Call 02/18/55)(d)	132	130,753
3.25%, 01/14/23 (Call 11/19/22)	557	576,467
3.25%, 12/01/27 (Call 09/01/27)	85	94,121
4.80%, 03/24/30 (Call 12/24/29)	391	480,187
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	27	32,336
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	200	207,608
4.38%, 06/01/47 (Call 12/01/46)	40	48,676
4.45%, 09/26/28 (Call 06/26/28)	90	105,141
5.00%, 09/26/48 (Call 03/26/48)	36	47,876
Linde Inc./CT, 3.55%, 11/07/42 (Call 05/07/42)	76	88,160
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	70	88,716
5.25%, 07/15/43	56	73,649
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	1,080	1,187,838
LYB International Finance III LLC
2.88%, 05/01/25 (Call 04/01/25)	77	82,260
3.63%, 04/01/51 (Call 04/01/50)	50	54,455
3.80%, 10/01/60 (Call 04/01/60)	15	16,459
4.20%, 10/15/49 (Call 04/15/49)	30	35,239
4.20%, 05/01/50 (Call 11/01/49)	170	199,866
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	100	125,825
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	10	11,309
4.88%, 11/15/41 (Call 05/15/41)	5	5,964
5.45%, 11/15/33 (Call 05/15/33)	15	19,084
5.63%, 11/15/43 (Call 05/15/43)	125	167,346
Nutrien Ltd.
3.38%, 03/15/25 (Call 12/15/24)	40	43,130
4.13%, 03/15/35 (Call 09/15/34)	22	25,419
4.90%, 06/01/43 (Call 12/01/42)	10	12,925
5.00%, 04/01/49 (Call 10/01/48)	18	24,253
5.25%, 01/15/45 (Call 07/15/44)	55	74,155
5.63%, 12/01/40	48	66,883
5.88%, 12/01/36	35	48,041
6.13%, 01/15/41 (Call 07/15/40)	20	29,096
PPG Industries Inc.
2.80%, 08/15/29 (Call 05/15/29)	104	110,611
3.20%, 03/15/23 (Call 02/15/23)	157	163,249
3.75%, 03/15/28 (Call 12/15/27)	105	119,136
Rohm & Haas Co., 7.85%, 07/15/29	128	179,302
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	20	22,836
5.25%, 06/01/45 (Call 12/01/44)	15	19,253

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The)
3.30%, 05/15/50 (Call 11/15/49)	$50	$53,719
3.45%, 08/01/25 (Call 05/01/25)	60	65,299
3.80%, 08/15/49 (Call 02/15/49)	10	11,561
4.00%, 12/15/42 (Call 06/15/42)	33	38,510
4.50%, 06/01/47 (Call 12/01/46)	114	143,368
4.55%, 08/01/45 (Call 02/01/45)	15	18,893

		12,206,004

Commercial Services — 0.5%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	106	101,851
1.70%, 05/15/28 (Call 03/15/28)	100	101,739
3.38%, 09/15/25 (Call 06/15/25)	407	445,938
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	182	198,902
5.25%, 10/01/25 (Call 07/01/25)	33	37,709
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	52	59,832
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	60	59,554
2.75%, 08/19/41 (Call 02/19/41)	75	74,395
3.25%, 01/15/28 (Call 10/15/27)	70	76,767
3.25%, 05/20/50 (Call 11/20/49)	29	30,552
3.75%, 03/24/25 (Call 02/24/25)	70	76,503
4.25%, 02/01/29 (Call 11/01/28)	18	20,910
4.88%, 02/15/24 (Call 11/15/23)	158	172,792
4.88%, 12/17/48 (Call 06/17/48)	104	139,229
5.25%, 07/15/44	105	144,118
PayPal Holdings Inc.
2.40%, 10/01/24 (Call 09/01/24)	247	260,296
2.65%, 10/01/26 (Call 08/01/26)	140	150,455
2.85%, 10/01/29 (Call 07/01/29)	105	113,271
3.25%, 06/01/50 (Call 12/01/49)	26	28,665
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	40	42,041
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	875	939,207
3.50%, 03/16/23 (Call 02/16/23)	2,990	3,122,248
4.00%, 03/18/29 (Call 12/18/28)	393	443,992
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	100	105,911
2.95%, 01/22/27 (Call 10/22/26)	48	51,969
3.25%, 12/01/49 (Call 06/01/49)	138	150,722
4.00%, 06/15/25 (Call 03/15/25)	152	168,542
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	90	98,060
4.13%, 03/15/29 (Call 12/15/28)	41	46,962
5.50%, 06/15/45 (Call 12/15/44)	31	42,290

		7,505,422

Computers — 0.6%
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	100	99,729
1.70%, 08/05/31 (Call 05/05/31)	100	99,146
2.55%, 08/20/60 (Call 02/20/60)	19	17,830
2.65%, 05/11/50 (Call 11/11/49)	183	181,166
2.70%, 08/05/51 (Call 02/05/51)	95	94,638
2.85%, 08/05/61 (Call 02/05/61)	100	99,828
2.95%, 09/11/49 (Call 03/11/49)	84	87,389
3.45%, 02/09/45	162	182,896
3.75%, 09/12/47 (Call 03/12/47)	75	88,289
3.75%, 11/13/47 (Call 05/13/47)	21	24,738

Security	Par (000)	Value

Computers (continued)
3.85%, 05/04/43	$142	$169,947
3.85%, 08/04/46 (Call 02/04/46)	81	96,930
4.25%, 02/09/47 (Call 08/09/46)	10	12,603
4.38%, 05/13/45	70	89,757
4.45%, 05/06/44	14	18,186
4.65%, 02/23/46 (Call 08/23/45)	167	222,601
Dell International LLC/EMC Corp., 8.35%, 07/15/46 (Call 01/15/46)	153	252,396
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	432	443,215
4.40%, 10/15/22 (Call 08/15/22)	725	751,912
4.45%, 10/02/23 (Call 09/02/23)	245	263,630
4.90%, 10/15/25 (Call 07/15/25)	475	541,305
6.20%, 10/15/35 (Call 04/15/35)	174	236,866
6.35%, 10/15/45 (Call 04/15/45)	185	255,874
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)(d)	200	200,542
3.40%, 06/17/30 (Call 03/17/30)	146	156,293
4.05%, 09/15/22	267	276,908
6.00%, 09/15/41	242	318,094
International Business Machines Corp.
3.00%, 05/15/24	244	259,633
3.30%, 05/15/26	102	112,300
3.30%, 01/27/27	100	110,318
3.38%, 08/01/23	547	577,933
3.45%, 02/19/26	392	432,513
3.50%, 05/15/29	160	179,189
3.63%, 02/12/24	230	247,041
4.00%, 06/20/42	99	117,277
4.15%, 05/15/39	115	138,060
4.25%, 05/15/49	231	288,581
4.70%, 02/19/46	65	85,212
5.60%, 11/30/39	41	57,883
5.88%, 11/29/32	25	34,013
6.50%, 01/15/28	2	2,593
7.00%, 10/30/25	206	256,248
7.13%, 12/01/96(b)	10	18,580
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	91	104,455

		8,304,537

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
1.95%, 02/01/23	15	15,361
2.10%, 05/01/23	57	58,693
3.25%, 03/15/24	125	133,833
3.70%, 08/01/47 (Call 02/01/47)	141	174,617
4.00%, 08/15/45	243	311,344
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	7	7,758
4.15%, 03/15/47 (Call 09/15/46)	5	6,380
4.38%, 06/15/45 (Call 12/15/44)	7	8,961
6.00%, 05/15/37	25	36,173
Procter & Gamble Co. (The)
2.45%, 11/03/26	286	306,369
2.70%, 02/02/26	85	91,735
2.80%, 03/25/27	333	362,157
2.85%, 08/11/27	96	105,093
3.55%, 03/25/40	10	11,920
3.60%, 03/25/50	80	100,057
5.55%, 03/05/37	16	23,216
5.80%, 08/15/34	25	35,904

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	$100	$99,384
2.00%, 07/28/26	120	125,564
3.38%, 03/22/25 (Call 01/22/25)	100	108,745
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	100	100,799

		2,224,063

Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	419	433,003
3.75%, 05/15/46 (Call 11/15/45)	35	41,082
4.20%, 05/15/47 (Call 11/15/46)	49	61,660
4.60%, 06/15/45 (Call 12/15/44)	132	173,899

		709,644

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.88%, 01/23/28 (Call 10/23/27)	165	176,844
6.50%, 07/15/25 (Call 06/15/25)	400	467,248
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	40	43,412
3.50%, 08/01/25	20	21,786
4.25%, 02/15/24	2	2,171
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)	50	49,111
3.00%, 02/01/30 (Call 11/01/29)	50	51,160
3.25%, 10/01/29 (Call 07/01/29)	15	15,706
3.63%, 04/01/27 (Call 01/01/27)	20	21,609
3.63%, 12/01/27 (Call 09/01/27)	30	32,436
3.75%, 06/01/26 (Call 04/01/26)	50	54,602
4.63%, 10/01/28 (Call 07/01/28)	40	45,445
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	92	101,171
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	153	164,966
4.63%, 03/30/25	10	11,166
5.13%, 09/30/24	533	599,097
5.80%, 05/01/25 (Call 04/01/25)	40	46,286
8.00%, 11/01/31	637	918,963
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	12	12,227
2.50%, 07/30/24 (Call 06/29/24)	20	21,059
2.65%, 12/02/22	61	62,835
3.00%, 10/30/24 (Call 09/29/24)	485	519,498
3.13%, 05/20/26 (Call 04/20/26)	170	185,563
3.40%, 02/27/23 (Call 01/27/23)	233	242,961
3.40%, 02/22/24 (Call 01/22/24)	395	421,295
3.63%, 12/05/24 (Call 11/04/24)	170	185,310
3.70%, 08/03/23 (Call 07/03/23)	70	74,243
4.05%, 12/03/42	271	329,238
4.20%, 11/06/25 (Call 10/06/25)	96	108,932
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	125	138,514
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	45	48,504
3.00%, 04/02/25 (Call 03/02/25)	5	5,337
3.70%, 10/15/24	35	38,219
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	70	78,739
4.00%, 04/01/24 (Call 02/01/24)	27	29,127
4.35%, 04/15/30 (Call 01/15/30)	167	195,001
4.70%, 09/20/47 (Call 03/20/47)	260	322,403

Security	Par (000)	Value

Diversified Financial Services (continued)
4.85%, 03/29/29 (Call 12/29/28)	$165	$196,979
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	15	15,686
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	127	141,552
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	100	100,068
3.20%, 03/02/27 (Call 12/02/26)	25	27,452
3.20%, 01/25/28 (Call 10/25/27)	211	232,594
3.25%, 05/22/29 (Call 02/22/29)	85	94,050
4.00%, 02/01/29 (Call 11/01/28)	145	167,556
4.63%, 03/22/30 (Call 12/22/29)	15	18,311
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	50	52,040
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	225	293,679
5.30%, 09/15/43 (Call 03/15/43)	70	100,565
Credit Suisse USA Inc., 7.13%, 07/15/32	116	167,659
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	196	220,512
4.50%, 01/30/26 (Call 11/30/25)	55	62,126
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	572	694,740
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	50	50,613
3.00%, 09/15/60 (Call 03/15/60)	15	14,862
3.10%, 09/15/27 (Call 06/15/27)	70	76,455
3.75%, 12/01/25 (Call 09/01/25)	19	20,990
3.75%, 09/21/28 (Call 06/21/28)	49	55,298
4.25%, 09/21/48 (Call 03/21/48)	59	72,153
Invesco Finance PLC
3.75%, 01/15/26	10	11,059
4.00%, 01/30/24	67	72,243
5.38%, 11/30/43	63	84,305
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	300	338,175
Jefferies Group LLC
6.25%, 01/15/36	22	29,839
6.50%, 01/20/43	15	20,973
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	37	41,941
Legg Mason Inc.
4.75%, 03/15/26	216	250,042
5.63%, 01/15/44	113	160,814
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	90	94,005
2.95%, 11/21/26 (Call 08/21/26)	90	98,320
2.95%, 06/01/29 (Call 03/01/29)	55	60,290
3.35%, 03/26/30 (Call 12/26/29)	174	196,530
3.38%, 04/01/24	70	75,162
3.50%, 02/26/28 (Call 11/26/27)	315	354,325
3.80%, 11/21/46 (Call 05/21/46)	110	132,003
3.85%, 03/26/50 (Call 09/26/49)	208	253,808
3.95%, 02/26/48 (Call 08/26/47)	47	57,689
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/49)	65	66,703
3.85%, 06/30/26 (Call 03/30/26)	47	52,559
Nomura Holdings Inc.
1.65%, 07/14/26	200	200,272
3.10%, 01/16/30	360	379,919
ORIX Corp.
3.25%, 12/04/24	10	10,762
4.05%, 01/16/24	25	26,926

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Raymond James Financial Inc.
4.65%, 04/01/30 (Call 01/01/30)	$154	$185,105
4.95%, 07/15/46	15	19,678
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	270	295,958
3.95%, 12/01/27 (Call 09/01/27)	271	302,474
4.50%, 07/23/25 (Call 04/24/25)	25	27,826
5.15%, 03/19/29 (Call 12/19/28)	10	11,877
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)	232	241,210
2.05%, 04/15/30 (Call 01/15/30)	90	92,833
2.70%, 04/15/40 (Call 10/15/39)	90	93,536
2.75%, 09/15/27 (Call 06/15/27)	60	65,244
3.15%, 12/14/25 (Call 09/14/25)	219	239,268
3.65%, 09/15/47 (Call 03/15/47)	111	130,779
4.15%, 12/14/35 (Call 06/14/35)	127	156,027
4.30%, 12/14/45 (Call 06/14/45)	305	390,540
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	317	334,276
4.25%, 06/09/23 (Call 05/09/23)	80	84,799
6.20%, 11/17/36	132	165,611

		14,623,829

Electric — 2.5%
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	250	258,222
4.00%, 10/15/28 (Call 07/15/28)	19	21,774
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	3,090	3,299,317
3.20%, 04/15/25 (Call 03/15/25)	887	950,039
3.80%, 06/01/29 (Call 03/01/29)	380	428,990
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	89	113,811
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	37	37,616
3.20%, 09/15/49 (Call 03/15/49)	112	120,194
3.50%, 08/15/46 (Call 02/15/46)	5	5,571
3.75%, 08/15/47 (Call 02/15/47)	26	30,323
6.35%, 10/01/36	55	80,049
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	5	5,729
3.95%, 03/01/48 (Call 09/01/47)	55	66,131
4.50%, 04/01/44 (Call 10/01/43)	137	177,519
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	110	141,058
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	62	64,192
CenterPoint Energy Inc.
2.95%, 03/01/30 (Call 12/01/29)	17	18,026
3.70%, 09/01/49 (Call 03/01/49)	75	82,983
4.25%, 11/01/28 (Call 08/01/28)	120	138,086
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	110	113,091
3.00%, 03/01/50 (Call 09/01/49)	130	134,765
3.65%, 06/15/46 (Call 12/15/45)	81	92,653
3.70%, 03/01/45 (Call 09/01/44)	43	49,518
4.00%, 03/01/48 (Call 09/01/47)	30	36,084
4.00%, 03/01/49 (Call 09/01/48)	95	115,027
4.35%, 11/15/45 (Call 05/15/45)	56	70,193
6.45%, 01/15/38	15	22,233
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	75	81,331
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	80	93,694
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	179	193,427
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	200	198,336

Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	$175	$214,849
4.30%, 04/15/44 (Call 10/15/43)	50	62,728
Series A, 3.20%, 03/15/27 (Call 12/15/26)	140	154,379
Series A, 4.15%, 06/01/45 (Call 12/01/44)	100	124,420
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	255	278,718
3.80%, 05/15/28 (Call 02/15/28)	64	72,417
3.85%, 06/15/46 (Call 12/15/45)	49	54,992
3.95%, 03/01/43 (Call 09/01/42)	34	38,792
4.45%, 03/15/44 (Call 09/15/43)	5	6,095
4.50%, 12/01/45 (Call 06/01/45)	45	55,202
4.50%, 05/15/58 (Call 11/15/57)	80	99,126
4.63%, 12/01/54 (Call 06/01/54)	24	30,707
5.70%, 06/15/40	57	78,485
Series 05-A, 5.30%, 03/01/35	105	133,741
Series 06-A, 5.85%, 03/15/36	10	13,660
Series 06-B, 6.20%, 06/15/36	25	35,181
Series 08-B, 6.75%, 04/01/38	15	22,518
Series 09-C, 5.50%, 12/01/39	40	53,812
Series 12-A, 4.20%, 03/15/42	52	60,926
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	127	144,813
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	116	128,702
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	165	192,189
Series A, 4.13%, 05/15/49 (Call 11/15/48)	101	119,583
Series C, 4.00%, 11/15/57 (Call 05/15/57)	29	33,492
Series C, 4.30%, 12/01/56 (Call 06/01/56)	12	14,575
Series D, 4.00%, 12/01/28 (Call 09/01/28)	89	102,331
Series E, 4.65%, 12/01/48 (Call 06/01/48)	115	144,379
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	37	44,636
Edison International
4.13%, 03/15/28 (Call 12/15/27)	10	10,713
5.75%, 06/15/27 (Call 04/15/27)	370	423,306
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	5	6,151
6.00%, 05/15/35	32	43,409
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	240	262,949
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	50	50,083
4.20%, 04/01/50 (Call 10/01/49)	75	93,563
Entergy Texas Inc., 3.55%, 09/30/49 (Call 03/30/49)	60	65,565
Eversource Energy
3.45%, 01/15/50 (Call 07/15/49)	310	335,392
Series H, 3.15%, 01/15/25 (Call 10/15/24)	95	101,534
Series L, 2.90%, 10/01/24 (Call 08/01/24)	425	450,712
Series M, 3.30%, 01/15/28 (Call 10/15/27)	170	186,646
Series O, 4.25%, 04/01/29 (Call 01/01/29)	150	174,705
Series R, 1.65%, 08/15/30 (Call 05/15/30)	275	265,699
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	796	868,770
4.05%, 04/15/30 (Call 01/15/30)	755	865,630
4.45%, 04/15/46 (Call 10/15/45)	64	78,977
4.70%, 04/15/50 (Call 10/15/49)	195	249,813
4.95%, 06/15/35 (Call 12/15/34)	92	114,067
5.10%, 06/15/45 (Call 12/15/44)	85	113,528
5.63%, 06/15/35	120	158,878
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	273	324,993
5.75%, 10/01/41 (Call 04/01/41)	60	71,705

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.25%, 10/01/39	$359	$446,215
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	2,818	3,006,552
3.13%, 12/01/25 (Call 06/01/25)	440	476,872
3.15%, 10/01/49 (Call 04/01/49)	101	110,216
3.70%, 12/01/47 (Call 06/01/47)	143	170,001
3.80%, 12/15/42 (Call 06/15/42)	57	67,815
3.95%, 03/01/48 (Call 09/01/47)	115	140,909
3.99%, 03/01/49 (Call 09/01/48)	152	188,234
4.05%, 06/01/42 (Call 12/01/41)	72	88,115
4.05%, 10/01/44 (Call 04/01/44)	215	265,052
4.13%, 02/01/42 (Call 08/01/41)	10	12,287
4.13%, 06/01/48 (Call 12/01/47)	45	56,619
5.25%, 02/01/41 (Call 08/01/40)	150	208,132
5.63%, 04/01/34	220	301,332
5.65%, 02/01/37	17	23,576
5.69%, 03/01/40	35	50,461
5.95%, 02/01/38	60	86,896
5.96%, 04/01/39	30	44,190
Iberdrola International BV
5.81%, 03/15/25	460	533,218
6.75%, 07/15/36	254	390,563
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	529	542,273
3.25%, 06/30/26 (Call 03/30/26)	185	201,517
3.35%, 11/15/27 (Call 08/15/27)	149	163,609
3.65%, 06/15/24 (Call 03/15/24)	170	182,148
5.30%, 07/01/43 (Call 01/01/43)	114	152,588
National Grid USA, 5.80%, 04/01/35	25	31,503
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	132	136,612
4.02%, 11/01/32 (Call 05/01/32)	15	17,799
4.30%, 03/15/49 (Call 09/15/48)	22	28,145
4.40%, 11/01/48 (Call 05/01/48)	85	111,437
Series C, 8.00%, 03/01/32	10	15,122
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	1,025	1,041,882
2.25%, 06/01/30 (Call 03/01/30)	598	609,440
2.75%, 05/01/25 (Call 04/01/25)	302	320,494
2.75%, 11/01/29 (Call 08/01/29)	380	402,466
2.80%, 01/15/23 (Call 12/15/22)	190	195,882
3.15%, 04/01/24 (Call 03/01/24)	1,440	1,526,227
3.25%, 04/01/26 (Call 02/01/26)	5	5,420
3.50%, 04/01/29 (Call 01/01/29)	45	49,923
3.55%, 05/01/27 (Call 02/01/27)	475	525,910
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(a)	585	658,347
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(a)	140	164,223
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	25	26,866
3.20%, 05/15/27 (Call 02/15/27)	365	401,131
3.25%, 05/15/29 (Call 02/15/29)	10	11,084
3.95%, 04/01/30 (Call 01/01/30)	300	348,606
4.40%, 03/01/44 (Call 09/01/43)	59	74,853
5.50%, 03/15/40	25	35,091
Ohio Power Co., 4.00%, 06/01/49 (Call 12/01/48)	5	6,031
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	90	95,989
3.75%, 04/01/45 (Call 10/01/44)	79	92,533

Security	Par (000)	Value

Electric (continued)
3.80%, 09/30/47 (Call 03/30/47)	$48	$56,916
3.80%, 06/01/49 (Call 12/01/48)	78	93,114
4.10%, 11/15/48 (Call 05/15/48)	115	142,169
4.55%, 12/01/41 (Call 06/01/41)	15	19,238
5.25%, 09/30/40	15	20,536
5.30%, 06/01/42 (Call 12/01/41)	105	147,898
7.00%, 05/01/32	21	30,345
7.25%, 01/15/33	2	2,989
7.50%, 09/01/38	15	24,760
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	24	24,291
3.00%, 09/15/49 (Call 03/15/49)	85	89,298
3.70%, 09/15/47 (Call 03/15/47)	145	169,459
3.90%, 03/01/48 (Call 09/01/47)	94	112,863
4.15%, 10/01/44 (Call 04/01/44)	287	353,613
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	20	24,415
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	20	23,140
Public Service Electric & Gas Co.
2.45%, 01/15/30 (Call 10/15/29)	80	84,064
2.70%, 05/01/50 (Call 11/01/49)	47	46,880
3.15%, 01/01/50 (Call 07/01/49)	70	75,574
3.20%, 05/15/29 (Call 02/15/29)	255	281,647
3.20%, 08/01/49 (Call 02/01/49)	225	244,665
3.60%, 12/01/47 (Call 06/01/47)	45	51,853
3.65%, 09/01/28 (Call 06/01/28)	115	130,542
3.70%, 05/01/28 (Call 02/01/28)	55	62,553
3.80%, 01/01/43 (Call 07/01/42)	15	17,635
3.80%, 03/01/46 (Call 09/01/45)	121	143,245
3.85%, 05/01/49 (Call 11/01/48)	100	120,279
5.80%, 05/01/37	45	62,987
Public Service Electric and Gas Co., 1.90%, 08/15/31 (Call 05/15/31)(b)	85	85,068
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	240	229,464
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	170	206,662
4.50%, 08/15/40	57	71,417
6.00%, 06/01/39	55	78,080
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	52	59,227
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	139	168,667
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	27	28,960
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	115	111,973
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	195	212,279
3.40%, 02/01/28 (Call 10/01/27)	506	552,284
3.80%, 02/01/38 (Call 08/01/37)	154	172,517
4.00%, 02/01/48 (Call 08/01/47)	212	240,094
6.00%, 10/15/39	59	82,826
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	160	159,902
2.85%, 08/01/29 (Call 05/01/29)	37	38,780
3.65%, 02/01/50 (Call 08/01/49)	99	100,977
4.00%, 04/01/47 (Call 10/01/46)	168	178,238
4.05%, 03/15/42 (Call 09/15/41)	49	52,585
4.50%, 09/01/40 (Call 03/01/40)	5	5,787
4.65%, 10/01/43 (Call 04/01/43)	91	104,718
5.50%, 03/15/40	4	5,055
5.63%, 02/01/36	97	123,975

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.00%, 01/15/34	$133	$175,575
6.05%, 03/15/39	121	161,709
6.65%, 04/01/29	125	156,450
Series 04-G, 5.75%, 04/01/35	20	25,835
Series 05-E, 5.35%, 07/15/35	25	31,486
Series 06-E, 5.55%, 01/15/37	10	12,430
Series 08-A, 5.95%, 02/01/38	12	15,639
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	20	21,111
Series A, 4.20%, 03/01/29 (Call 12/01/28)	193	218,816
Series B, 4.88%, 03/01/49 (Call 09/01/48)	59	70,607
Series C, 3.60%, 02/01/45 (Call 08/01/44)	50	50,457
Series C, 4.13%, 03/01/48 (Call 09/01/47)	116	124,946

		36,706,188

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	9	9,100
3.15%, 06/01/25 (Call 03/01/25)	37	39,935

		49,035

Electronics — 0.5%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	37	39,083
3.05%, 09/22/26 (Call 06/22/26)	180	194,117
3.88%, 07/15/23 (Call 04/15/23)	736	777,098
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	745	818,748
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	66	70,123
3.55%, 10/01/27 (Call 07/01/27)	100	109,021
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	6	7,031
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	22	24,222
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	330	370,055
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	120	139,340
4.88%, 05/12/30 (Call 02/12/30)	155	180,384
5.00%, 02/15/23	45	47,684
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	213	231,491
4.30%, 06/15/46 (Call 12/15/45)	35	42,190
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	50	49,874
1.75%, 09/01/31 (Call 06/01/31)	50	49,665
1.95%, 06/01/30 (Call 03/01/30)	195	199,093
2.30%, 08/15/24 (Call 07/15/24)	229	240,970
2.50%, 11/01/26 (Call 08/01/26)	284	302,843
2.70%, 08/15/29 (Call 05/15/29)	150	161,037
2.80%, 06/01/50 (Call 12/01/49)	86	89,935
3.35%, 12/01/23	50	53,241
3.81%, 11/21/47 (Call 05/21/47)	47	57,031
5.38%, 03/01/41	30	42,340
5.70%, 03/15/36	10	13,917
5.70%, 03/15/37	17	23,879
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	16	17,197
3.35%, 03/01/26 (Call 12/01/25)	10	10,816
3.50%, 02/15/28 (Call 11/15/27)	25	27,592
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	58	62,776
3.95%, 01/12/28 (Call 10/12/27)	87	96,593
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	408	439,918

Security	Par (000)	Value

Electronics (continued)
4.55%, 10/30/24 (Call 07/30/24)	$460	$509,128
4.60%, 04/06/27 (Call 01/06/27)	288	335,940
Legrand France SA, 8.50%, 02/15/25	335	417,075
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	152	160,678
4.75%, 12/01/24 (Call 09/01/24)	230	255,266
4.90%, 06/15/28 (Call 03/15/28)	149	173,831
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	125	136,795
3.70%, 02/15/26 (Call 11/15/25)	20	21,991
7.13%, 10/01/37	5	7,695

		7,007,703

Environmental Control — 0.0%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	50	52,440
6.20%, 03/01/40	8	11,683
Waste Connections Inc., 3.05%, 04/01/50 (Call 10/01/49)	57	58,932
Waste Management Inc., 4.15%, 07/15/49 (Call 01/15/49) .	32	39,984

		163,039

Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	30	40,359
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	113	114,945
3.13%, 04/24/50 (Call 10/24/49)	26	25,872
3.30%, 03/19/25 (Call 12/19/24)	130	139,818
3.95%, 03/15/25 (Call 01/15/25)	225	247,066
4.15%, 03/15/28 (Call 12/15/27)	172	196,018
4.80%, 03/15/48 (Call 09/15/47)	141	178,533
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	162	182,971
4.85%, 11/01/28 (Call 08/01/28)	107	127,659
5.30%, 11/01/38 (Call 05/01/38)	55	71,142
5.40%, 11/01/48 (Call 05/01/48)	106	144,498
7.00%, 10/01/28	20	26,535
8.25%, 09/15/30	115	170,202
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)	116	124,173
3.20%, 02/10/27 (Call 11/10/26)	45	49,156
3.65%, 02/15/24 (Call 11/15/23)	250	266,760
3.70%, 10/17/23 (Call 09/17/23)	207	220,410
4.00%, 04/17/25 (Call 02/17/25)	288	318,093
4.20%, 04/17/28 (Call 01/17/28)	403	464,075
4.70%, 04/17/48 (Call 10/17/47)(b)	25	33,150
5.40%, 06/15/40	15	20,471
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	15	16,285
3.38%, 08/15/46 (Call 02/15/46)	45	50,734
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	80	87,037
3.90%, 06/01/50 (Call 12/01/49)	24	27,691
JM Smucker Co. (The)
3.55%, 03/15/50 (Call 09/15/49)	33	36,708
4.25%, 03/15/35	47	55,835
4.38%, 03/15/45	40	48,730
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	50	50,394
2.65%, 12/01/23	644	675,105
3.25%, 04/01/26	112	122,418
3.40%, 11/15/27 (Call 08/15/27)(b)	473	521,676

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.30%, 05/15/28 (Call 02/15/28)	$79	$91,746
4.50%, 04/01/46	139	173,501
Series B, 7.45%, 04/01/31	149	215,847
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	76	105,557
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	219	233,366
3.50%, 02/01/26 (Call 11/01/25)	75	82,631
3.70%, 08/01/27 (Call 05/01/27)	34	38,210
3.88%, 10/15/46 (Call 04/15/46)	143	161,263
3.95%, 01/15/50 (Call 07/15/49)	55	64,123
4.45%, 02/01/47 (Call 08/01/46)	75	91,404
4.50%, 01/15/29 (Call 10/15/28)	40	47,426
4.65%, 01/15/48 (Call 07/15/47)	75	94,166
5.00%, 04/15/42 (Call 10/15/41)	70	90,551
5.15%, 08/01/43 (Call 02/01/43)	75	98,753
5.40%, 07/15/40 (Call 01/15/40)	42	56,099
5.40%, 01/15/49 (Call 07/15/48)	108	150,244
6.90%, 04/15/38	17	25,344
7.50%, 04/01/31	20	28,810
McCormick & Co. Inc./MD
3.15%, 08/15/24 (Call 06/15/24)	154	164,085
3.40%, 08/15/27 (Call 05/15/27)	190	211,069
4.20%, 08/15/47 (Call 02/15/47)	59	71,575
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	25	23,826
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	39	42,599
3.30%, 07/15/26 (Call 04/15/26)	150	163,098
3.30%, 02/15/50 (Call 08/15/49)	43	45,042
3.75%, 10/01/25 (Call 07/01/25)	30	32,997
4.45%, 03/15/48 (Call 09/15/47)	27	32,907
4.50%, 04/01/46 (Call 10/01/45)	74	89,998
4.85%, 10/01/45 (Call 04/01/45)	74	94,470
5.38%, 09/21/35	2	2,614
5.65%, 04/01/25 (Call 03/01/25)	119	137,253
5.95%, 04/01/30 (Call 01/01/30)	95	122,433
6.60%, 04/01/40 (Call 10/01/39)	35	52,112
6.60%, 04/01/50 (Call 10/01/49)	110	176,183
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	70	87,854
5.10%, 09/28/48 (Call 03/28/48)	42	57,437
5.15%, 08/15/44 (Call 02/15/44)	67	88,927

		8,400,039

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	225	243,045
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	55	69,073
4.40%, 08/15/47 (Call 02/15/47)	131	164,405
4.80%, 06/15/44 (Call 12/15/43)	110	141,666
5.15%, 05/15/46 (Call 11/15/45)	47	63,153
6.00%, 11/15/41 (Call 05/15/41)	55	78,926
7.30%, 11/15/39	140	220,567

		980,835

Gas — 0.1%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	98	108,316
4.13%, 10/15/44 (Call 04/15/44)	29	34,682
4.13%, 03/15/49 (Call 09/15/48)	55	67,860

Security	Par (000)	Value

Gas (continued)
4.30%, 10/01/48 (Call 04/01/48)	$30	$37,604
5.50%, 06/15/41 (Call 12/15/40)	5	6,819
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	102	120,369
5.85%, 01/15/41 (Call 07/15/40)	10	13,985
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	50	54,080
4.75%, 09/01/28 (Call 06/01/28)	110	124,574
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	80	99,326
4.66%, 02/01/44 (Call 08/01/43)	20	24,966
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	75	85,220
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	35	42,560
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	85	107,098
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	137	164,440
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	45	44,591
3.70%, 04/01/28 (Call 01/01/28)	10	11,173
3.80%, 09/29/46 (Call 03/29/46)	30	33,101
4.15%, 06/01/49 (Call 12/01/48)	146	170,693
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	104	119,293
Series K, 3.80%, 09/15/46 (Call 03/15/46)	60	68,930

		1,539,680

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	196	222,873
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	37	39,928
4.10%, 03/01/48 (Call 09/01/47)	10	12,472
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	10	10,951
Stanley Black & Decker Inc.
4.25%, 11/15/28 (Call 08/15/28)	10	11,745
4.85%, 11/15/48 (Call 05/15/48)	15	20,444
5.20%, 09/01/40	47	63,261

		381,674

Health Care - Products — 0.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	114	147,674
4.75%, 04/15/43 (Call 10/15/42)	27	35,986
4.90%, 11/30/46 (Call 05/30/46)	150	208,147
5.30%, 05/27/40	95	133,195
6.00%, 04/01/39	155	227,724
6.15%, 11/30/37	30	44,620
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	169	187,664
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	45	55,462
4.70%, 03/01/49 (Call 09/01/48)	34	44,196
7.38%, 01/15/40	65	104,083
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	50	63,503
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	64	69,330
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	58	63,129
3.40%, 11/15/49 (Call 05/15/49)	27	30,049
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	124	144,046
Koninklijke Philips NV
5.00%, 03/15/42	22	29,292

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
6.88%, 03/11/38	$20	$30,417
Medtronic Inc., 4.63%, 03/15/45	148	197,481
PerkinElmer Inc.
3.30%, 09/15/29 (Call 06/15/29)	140	151,924
3.63%, 03/15/51 (Call 09/15/50)	10	10,922
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	45	44,323
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	10	10,237
4.38%, 05/15/44 (Call 11/15/43)	24	29,898
4.63%, 03/15/46 (Call 09/15/45)	64	84,050
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	40	40,386
2.00%, 10/15/31 (Call 07/15/31)	30	29,953
4.10%, 08/15/47 (Call 02/15/47)	8	9,942
4.50%, 03/25/30 (Call 12/25/29)	76	90,780
5.30%, 02/01/44 (Call 08/01/43)	88	123,510
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45 (Call 02/15/45)	74	89,313
5.75%, 11/30/39	15	20,408

		2,551,644

Health Care - Services — 0.5%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	155	175,590
4.13%, 11/15/42 (Call 05/15/42)	55	63,962
4.50%, 05/15/42 (Call 11/15/41)	25	30,395
4.75%, 03/15/44 (Call 09/15/43)	144	181,241
6.63%, 06/15/36	86	125,469
6.75%, 12/15/37	59	87,683
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	65	69,355
3.13%, 05/15/50 (Call 11/15/49)	98	102,165
3.60%, 03/15/51 (Call 09/15/50)	50	56,083
3.70%, 09/15/49 (Call 03/15/49)	30	33,876
4.38%, 12/01/47 (Call 06/01/47)	111	137,468
4.55%, 03/01/48 (Call 09/01/47)	72	91,061
4.63%, 05/15/42	152	190,223
4.65%, 01/15/43	180	226,265
4.65%, 08/15/44 (Call 02/15/44)	12	15,154
5.10%, 01/15/44	71	93,818
5.85%, 01/15/36	35	47,691
5.95%, 12/15/34	20	27,736
6.38%, 06/15/37	14	20,141
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	394	446,063
4.50%, 02/15/27 (Call 08/15/26)	205	232,294
5.00%, 03/15/24	352	387,351
5.13%, 06/15/39 (Call 12/15/38)	18	22,638
5.25%, 04/15/25	186	212,302
5.25%, 06/15/26 (Call 12/15/25)	296	342,271
5.25%, 06/15/49 (Call 12/15/48)	115	150,021
5.50%, 06/15/47 (Call 12/15/46)	352	464,541
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	20	21,620
3.95%, 08/15/49 (Call 02/15/49)	36	42,178
4.63%, 12/01/42 (Call 06/01/42)	92	114,596
4.80%, 03/15/47 (Call 09/14/46)	35	45,117
4.88%, 04/01/30 (Call 01/01/30)	69	83,610
4.95%, 10/01/44 (Call 04/01/44)	105	137,432
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	25	25,874

Security	Par (000)	Value

Health Care - Services (continued)
2.95%, 12/01/29 (Call 09/01/29)	$182	$193,684
4.70%, 02/01/45 (Call 08/01/44)	64	79,441
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)	10	11,975
Series I, 3.74%, 10/01/47	79	92,703
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	250	264,718
2.95%, 06/30/30 (Call 03/30/30)	301	322,040
3.45%, 06/01/26 (Call 03/01/26)	520	569,832
3.50%, 03/30/25 (Call 12/30/24)	379	410,029
4.20%, 06/30/29 (Call 03/30/29)	106	122,841
4.25%, 04/01/24 (Call 01/01/24)	25	27,052
4.70%, 03/30/45 (Call 09/30/44)	85	106,542
UnitedHealth Group Inc.
3.13%, 05/15/60 (Call 11/15/59)	58	61,391
3.25%, 05/15/51 (Call 11/15/50)	25	27,390
3.50%, 08/15/39 (Call 02/15/39)	10	11,303
3.70%, 08/15/49 (Call 02/15/49)	64	74,402
3.75%, 10/15/47 (Call 04/15/47)	30	35,064
3.88%, 08/15/59 (Call 02/15/59)	58	70,188
3.95%, 10/15/42 (Call 04/15/42)	20	23,964
4.20%, 01/15/47 (Call 07/15/46)	24	29,712
4.25%, 03/15/43 (Call 09/15/42)	30	37,280
4.25%, 04/15/47 (Call 10/15/46)	82	102,707
4.25%, 06/15/48 (Call 12/15/47)	105	132,397
4.45%, 12/15/48 (Call 06/15/48)	179	232,632
4.63%, 07/15/35	29	36,849
4.63%, 11/15/41 (Call 05/15/41)	66	84,398
4.75%, 07/15/45	152	202,712
5.70%, 10/15/40 (Call 04/15/40)	39	55,565
5.95%, 02/15/41 (Call 08/15/40)	10	14,705
6.50%, 06/15/37	20	30,279
6.63%, 11/15/37	86	131,616
6.88%, 02/15/38	60	93,560

		8,192,255

Home Builders — 0.0%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	10	12,893

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	47	51,328
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	55	67,270
4.60%, 05/15/50 (Call 11/15/49)	28	35,353
4.75%, 02/26/29 (Call 11/26/28)	42	49,828

		203,779

Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	55	66,064
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	20	19,817
3.05%, 09/15/22 (Call 06/15/22)	133	135,792
3.10%, 10/01/27 (Call 07/01/27)	281	306,728
3.50%, 12/15/24 (Call 09/15/24)	175	189,537
3.90%, 05/15/28 (Call 02/15/28)	79	90,188
Kimberly-Clark Corp.
2.40%, 06/01/23	95	98,464
2.75%, 02/15/26	154	166,668
2.88%, 02/07/50 (Call 08/07/49)	150	157,671
3.10%, 03/26/30 (Call 12/26/29)	338	375,971
3.20%, 04/25/29 (Call 01/25/29)	170	189,297

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
3.20%, 07/30/46 (Call 01/30/46)	$100	$110,559
3.90%, 05/04/47 (Call 11/04/46)	110	135,196
5.30%, 03/01/41	115	159,987
6.63%, 08/01/37	25	38,944

		2,240,883

Insurance — 0.9%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)	200	235,020
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	124	140,886
4.00%, 10/15/46 (Call 04/15/46)	15	17,816
4.75%, 01/15/49 (Call 07/15/48)	7	9,373
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	61	73,795
4.20%, 12/15/46 (Call 06/15/46)	62	77,571
4.50%, 06/15/43	52	66,846
5.35%, 06/01/33	38	49,622
5.55%, 05/09/35	5	6,851
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(a)	15	20,137
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	52	59,438
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	32	39,826
5.25%, 04/02/30 (Call 01/02/30)	15	18,538
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	35	40,059
4.38%, 01/15/55 (Call 07/15/54)	100	125,311
4.50%, 07/16/44 (Call 01/16/44)	258	319,525
4.70%, 07/10/35 (Call 01/10/35)	25	30,785
4.75%, 04/01/48 (Call 10/01/47)	46	59,961
4.80%, 07/10/45 (Call 01/10/45)	10	12,907
6.25%, 05/01/36	135	189,961
8.18%, 05/15/68 (Call 05/15/38), (3 mo. LIBOR US + 4.195%)(a)	25	37,256
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	60	69,196
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	47	53,032
4.50%, 12/15/28 (Call 09/15/28)	14	16,405
6.25%, 09/30/40	50	72,749
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	25	24,881
2.90%, 08/23/51 (Call 02/23/51)	25	24,680
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	50	63,407
4.75%, 05/15/45 (Call 11/15/44)	87	112,134
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	26	34,701
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	30	33,350
7.35%, 05/01/34	17	25,479
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	25	33,429
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	25	27,504
4.90%, 03/27/28 (Call 12/27/27)	4	4,681
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	65	73,040
6.15%, 04/03/30 (Call 01/03/30)	45	57,405
AXA SA, 8.60%, 12/15/30	288	436,078

Security	Par (000)	Value

Insurance (continued)
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	$10	$11,117
4.90%, 01/15/40 (Call 01/15/30)(a)	15	16,029
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	270	338,440
4.25%, 01/15/49 (Call 07/15/48)	94	118,419
4.30%, 05/15/43	18	22,566
4.40%, 05/15/42	85	107,516
5.75%, 01/15/40	135	196,846
Berkshire Hathaway Inc., 4.50%, 02/11/43	143	183,934
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	36	40,865
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	10	11,565
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	57	67,840
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	80	79,890
4.95%, 06/01/29 (Call 03/01/29)	14	16,057
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	260	298,938
5.00%, 04/20/48 (Call 10/20/47)	176	228,934
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)	5	5,769
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	40	39,512
4.60%, 11/15/24	40	44,182
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	93	105,239
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	12	12,755
3.60%, 08/19/49 (Call 02/19/49)	89	99,741
4.30%, 04/15/43	55	66,613
4.40%, 03/15/48 (Call 09/15/47)	31	38,755
5.95%, 10/15/36	38	52,936
6.10%, 10/01/41	27	38,946
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	20	21,580
3.63%, 12/12/26 (Call 09/15/26)	14	15,539
3.80%, 03/01/28 (Call 12/01/27)	40	44,934
4.35%, 03/01/48 (Call 09/01/47)	59	71,979
6.30%, 10/09/37	47	67,153
7.00%, 06/15/40	25	38,959
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	29	34,963
6.00%, 02/01/35	15	20,552
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)	105	115,525
4.15%, 03/04/26	186	209,968
5.38%, 03/04/46	155	221,331
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	65	71,663
4.15%, 09/17/50 (Call 03/17/50)	15	17,783
4.30%, 11/01/47 (Call 05/01/47)	35	42,144
5.00%, 04/05/46	67	88,005
5.00%, 05/20/49 (Call 11/20/48)	5	6,616
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	35	37,512
3.75%, 03/14/26 (Call 12/14/25)	100	111,006
3.88%, 03/15/24 (Call 02/15/24)	81	87,428
4.20%, 03/01/48 (Call 09/01/47)	35	43,812

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.35%, 01/30/47 (Call 07/30/46)	$72	$91,598
4.38%, 03/15/29 (Call 12/15/28)	12	14,106
4.75%, 03/15/39 (Call 09/15/38)	30	38,867
4.90%, 03/15/49 (Call 09/15/48)	337	464,538
5.88%, 08/01/33	40	54,532
MetLife Inc.
4.05%, 03/01/45	253	306,917
4.13%, 08/13/42	105	127,160
4.55%, 03/23/30 (Call 12/23/29)	121	145,669
4.60%, 05/13/46 (Call 11/13/45)	15	19,725
4.72%, 12/15/44	37	48,830
4.88%, 11/13/43	32	42,772
5.70%, 06/15/35	50	69,549
6.38%, 06/15/34	40	57,512
6.40%, 12/15/36 (Call 12/15/31)	175	224,079
6.50%, 12/15/32	15	21,393
Munich Re America Corp., Series B, 7.45%, 12/15/26	15	19,595
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	138	149,904
3.70%, 05/15/29 (Call 02/15/29)	42	47,481
4.30%, 11/15/46 (Call 05/15/46)	69	85,419
4.35%, 05/15/43	57	69,951
4.63%, 09/15/42	4	5,039
6.05%, 10/15/36	54	77,135
Progressive Corp. (The)
2.45%, 01/15/27	50	53,442
3.20%, 03/26/30 (Call 12/26/29)	20	22,126
3.70%, 01/26/45	35	40,868
3.95%, 03/26/50 (Call 09/26/49)	30	37,056
4.00%, 03/01/29 (Call 12/01/28)	34	39,331
4.13%, 04/15/47 (Call 10/15/46)	46	57,417
4.20%, 03/15/48 (Call 09/15/47)	98	123,661
4.35%, 04/25/44	65	82,506
6.25%, 12/01/32	30	41,751
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	59	60,151
2.10%, 03/10/30 (Call 12/10/29)	30	30,670
3.00%, 03/10/40 (Call 09/10/39)	10	10,489
3.70%, 03/13/51 (Call 09/13/50)	40	46,635
3.88%, 03/27/28 (Call 12/27/27)	14	16,090
3.91%, 12/07/47 (Call 06/07/47)	84	99,590
3.94%, 12/07/49 (Call 06/07/49)	125	149,610
4.35%, 02/25/50 (Call 08/25/49)	105	134,350
4.42%, 03/27/48 (Call 09/27/47)	13	16,484
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)	46	50,390
4.60%, 05/15/44	113	145,568
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)	155	167,130
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)	78	86,623
5.70%, 12/14/36	240	332,899
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)(b)	137	161,059
6.63%, 06/21/40	15	22,927
Series B, 5.75%, 07/15/33	15	19,965
Prudential PLC, 3.13%, 04/14/30	25	27,271
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	97	109,601
3.95%, 09/15/26 (Call 06/15/26)	55	61,433

Security	Par (000)	Value

Insurance (continued)
Sompo International Holdings Ltd., 4.70%, 10/15/22	$255	$266,202
Swiss Re America Holding Corp., 7.00%, 02/15/26	15	18,744
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	15,686
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	10	9,785
3.75%, 05/15/46 (Call 11/15/45)	88	104,168
4.00%, 05/30/47 (Call 11/30/46)	152	186,734
4.05%, 03/07/48 (Call 09/07/47)	10	12,411
4.10%, 03/04/49 (Call 09/04/48)	25	31,741
4.30%, 08/25/45 (Call 02/25/45)	85	108,136
4.60%, 08/01/43	77	102,000
5.35%, 11/01/40	60	84,841
6.25%, 06/15/37	112	165,427
6.75%, 06/20/36	95	145,185
Travelers Property Casualty Corp., 6.38%, 03/15/33	50	71,730
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	35	37,469
5.75%, 08/15/42	100	125,377
Voya Financial Inc.
3.65%, 06/15/26	70	77,535
4.80%, 06/15/46	74	95,470
5.70%, 07/15/43	44	61,818
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	55	58,187
3.88%, 09/15/49 (Call 03/15/49)	43	48,645
4.50%, 09/15/28 (Call 06/15/28)	39	45,075
5.05%, 09/15/48 (Call 03/15/48)	113	149,377
WR Berkley Corp., 4.75%, 08/01/44	32	40,981
XLIT Ltd.
4.45%, 03/31/25	511	571,630
5.25%, 12/15/43	114	160,587

		13,629,296

Internet — 0.2%
Alibaba Group Holding Ltd., 4.50%, 11/28/34 (Call 05/28/34)	200	235,754
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	384	403,722
2.05%, 08/15/50 (Call 02/15/50)	100	90,712
2.25%, 08/15/60 (Call 02/15/60)	44	40,014
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	55	52,843
2.70%, 06/03/60 (Call 12/03/59)	200	194,004
3.10%, 05/12/51 (Call 11/12/50)	15	16,167
4.05%, 08/22/47 (Call 02/22/47)	202	249,482
4.25%, 08/22/57 (Call 02/22/57)	84	109,328
4.95%, 12/05/44 (Call 06/05/44)	79	108,775
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	32	35,716
3.60%, 06/01/26 (Call 03/01/26)	60	66,463
4.63%, 04/13/30 (Call 01/13/30)	45	53,857
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	74	82,847
4.50%, 06/20/28 (Call 03/20/28)	90	104,688
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	27	27,919
3.45%, 08/01/24 (Call 05/01/24)	10	10,737
3.60%, 06/05/27 (Call 03/05/27)	170	189,910
3.65%, 05/10/51 (Call 11/10/50)	10	10,918
4.00%, 07/15/42 (Call 01/15/42)	127	144,664
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	200	217,666

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
TD Ameritrade Holding Corp., 2.75%, 10/01/29 (Call 07/01/29)	$22	$23,555

		2,469,741

Iron & Steel — 0.0%
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	30	38,542
5.20%, 08/01/43 (Call 02/01/43)	7	9,530
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	145	152,836
3.45%, 04/15/30 (Call 01/15/30)	140	153,408

		354,316

Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	20	21,482
4.63%, 07/28/45 (Call 01/28/45)	205	222,958

		244,440

Lodging — 0.5%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	85	91,706
3.70%, 01/15/31 (Call 10/15/30)	57	61,943
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	47	48,521
3.50%, 08/18/26 (Call 06/18/26)	97	101,794
3.90%, 08/08/29 (Call 05/08/29)	130	136,870
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	20	21,657
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	15	17,217
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	64	73,531
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	260	299,432
Series R, 3.13%, 06/15/26 (Call 03/15/26)	15	16,019
Series X, 4.00%, 04/15/28 (Call 01/15/28)	45	49,736
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	500	528,715
5.13%, 08/08/25 (Call 06/08/25)	235	261,466
5.40%, 08/08/28 (Call 05/08/28)	5,410	6,245,899

		7,954,506

Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	30	34,369
Caterpillar Financial Services Corp.
2.15%, 11/08/24	129	135,177
2.40%, 08/09/26	30	31,976
2.85%, 05/17/24	24	25,497
3.25%, 12/01/24	67	72,755
3.30%, 06/09/24	271	291,385
3.65%, 12/07/23	229	245,852
3.75%, 11/24/23	252	270,983
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	11	11,742
3.25%, 09/19/49 (Call 03/19/49)	31	34,480
3.25%, 04/09/50 (Call 10/09/49)	60	67,159
3.40%, 05/15/24 (Call 02/15/24)	39	41,794
3.80%, 08/15/42	30	35,908
4.75%, 05/15/64 (Call 11/15/63)	5	7,287
5.20%, 05/27/41	42	58,397
5.30%, 09/15/35	24	32,554
6.05%, 08/15/36	26	38,237
CNH Industrial Capital LLC, 4.20%, 01/15/24	216	232,921
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	87	97,024

Security	Par (000)	Value

Machinery (continued)
4.50%, 08/15/23	$1,512	$1,621,590
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	10	11,266
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	185	197,047
2.88%, 09/07/49 (Call 03/07/49)	10	10,617
3.10%, 04/15/30 (Call 01/15/30)	15	16,599
3.75%, 04/15/50 (Call 10/15/49)	30	36,674
3.90%, 06/09/42 (Call 12/09/41)	50	60,870
5.38%, 10/16/29	15	19,179
7.13%, 03/03/31	5	7,230
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	25	33,004
Flowserve Corp.
3.50%, 10/01/30 (Call 07/01/30)	25	26,381
4.00%, 11/15/23 (Call 08/15/23)	2	2,120
John Deere Capital Corp.
1.75%, 03/09/27	94	96,779
2.05%, 01/09/25	15	15,671
2.25%, 09/14/26	25	26,445
2.45%, 01/09/30	2	2,113
2.65%, 06/10/26	105	113,112
2.80%, 09/08/27	23	24,985
2.80%, 07/18/29	5	5,429
3.05%, 01/06/28	84	92,474
3.40%, 09/11/25	55	60,570
3.45%, 03/13/25	15	16,404
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	62	66,195
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)(b)	25	24,835
2.80%, 08/15/61 (Call 02/15/61)	30	29,995
2.88%, 03/01/25 (Call 12/01/24)	22	23,369
3.50%, 03/01/29 (Call 12/01/28)	309	348,503
4.20%, 03/01/49 (Call 09/01/48)	37	47,094
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	372	433,633
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	423	430,149
2.25%, 01/30/31 (Call 10/30/30)	180	182,727
3.25%, 11/01/26 (Call 08/01/26)	175	191,712
4.38%, 11/01/46 (Call 05/01/46)	35	42,961

		6,083,229

Manufacturing — 1.0%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	945	982,989
2.25%, 03/15/23 (Call 02/15/23)	7,149	7,348,743
2.25%, 09/19/26 (Call 06/19/26)	311	328,970
2.38%, 08/26/29 (Call 05/26/29)	834	877,802
2.65%, 04/15/25 (Call 03/15/25)	245	260,175
2.88%, 10/15/27 (Call 07/15/27)	555	606,643
3.00%, 08/07/25	630	681,572
3.05%, 04/15/30 (Call 01/15/30)	10	10,992
3.25%, 08/26/49 (Call 02/26/49)(b)	30	32,953
3.38%, 03/01/29 (Call 12/01/28)	119	132,982
3.63%, 10/15/47 (Call 04/15/47)	139	161,536
4.00%, 09/14/48 (Call 03/14/48)	77	94,747
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	117	122,671
3.50%, 12/01/24 (Call 10/01/24)	81	87,150
3.75%, 12/01/27 (Call 09/01/27)	70	78,068
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	92	100,383

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.92%, 09/15/47 (Call 02/15/47)	$35	$41,294
4.00%, 11/02/32	10	11,771
4.15%, 11/02/42	25	30,198
General Electric Co.
3.63%, 05/01/30 (Call 02/01/30)	86	96,692
4.35%, 05/01/50 (Call 11/01/49)	263	324,379
4.50%, 03/11/44	26	31,983
5.88%, 01/14/38	142	195,107
6.15%, 08/07/37	24	33,635
6.75%, 03/15/32	70	97,186
6.88%, 01/10/39	50	75,730
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	54	64,825
4.88%, 09/15/41 (Call 03/15/41)	5	6,723
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	15	16,308
3.25%, 06/14/29 (Call 03/14/29)	30	32,628
4.00%, 06/14/49 (Call 12/14/48)	43	50,473
4.10%, 03/01/47 (Call 09/01/46)	51	60,597
4.20%, 11/21/34 (Call 05/21/34)	25	29,370
4.45%, 11/21/44 (Call 05/21/44)	138	171,295
6.25%, 05/15/38	20	28,247
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	120	139,676
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	36	38,275
3.38%, 03/01/28 (Call 12/01/27)	10	10,891
3.65%, 03/15/27 (Call 12/15/26)	182	202,086
3.90%, 09/17/29 (Call 06/17/29)	30	33,840
4.00%, 03/15/26 (Call 12/15/25)	68	75,754
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	85	95,677
4.25%, 06/15/23	421	448,546
4.30%, 02/21/48 (Call 08/21/47)	5	6,145
5.75%, 06/15/43	84	122,965
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	92	100,740
3.55%, 11/01/24 (Call 08/01/24)	269	290,184
3.80%, 03/21/29 (Call 12/21/28)	260	294,892
4.50%, 03/21/49 (Call 09/21/48)	105	133,909
4.65%, 11/01/44 (Call 05/01/44)	7	8,959

		15,309,356

Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/50)	12	12,060
3.85%, 04/01/61 (Call 10/01/60)	100	99,248
3.90%, 06/01/52 (Call 12/01/51)	44	45,463
5.13%, 07/01/49 (Call 01/01/49)	4	4,822
5.38%, 04/01/38 (Call 10/01/37)	10	12,355
5.38%, 05/01/47 (Call 11/01/46)	10	12,299
5.75%, 04/01/48 (Call 10/01/47)	142	183,504
6.38%, 10/23/35 (Call 04/23/35)	105	140,236
6.48%, 10/23/45 (Call 04/23/45)	110	153,512
6.83%, 10/23/55 (Call 04/23/55)	40	59,639
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	37	34,087
2.65%, 08/15/62 (Call 02/15/62)	29	26,901
2.80%, 01/15/51 (Call 07/15/50)	48	47,169
2.89%, 11/01/51 (Call 05/01/51)(d)	367	365,315
2.94%, 11/01/56 (Call 05/01/56)(d)	222	219,869

Security	Par (000)	Value

Media (continued)
2.99%, 11/01/63 (Call 05/01/63)(d)	$179	$176,302
3.25%, 11/01/39 (Call 05/01/39)	68	73,894
3.40%, 07/15/46 (Call 01/15/46)	55	59,994
3.45%, 02/01/50 (Call 08/01/49)	185	203,036
3.75%, 04/01/40 (Call 10/01/39)	90	103,449
3.90%, 03/01/38 (Call 09/01/37)	27	31,461
3.97%, 11/01/47 (Call 05/01/47)	198	233,119
4.00%, 08/15/47 (Call 02/15/47)	74	87,515
4.00%, 03/01/48 (Call 09/01/47)	48	56,904
4.00%, 11/01/49 (Call 05/01/49)	206	245,334
4.05%, 11/01/52 (Call 05/01/52)	39	46,939
4.50%, 01/15/43	20	24,918
4.60%, 10/15/38 (Call 04/15/38)	85	106,592
4.60%, 08/15/45 (Call 02/15/45)	71	91,072
4.65%, 07/15/42	14	17,765
4.70%, 10/15/48 (Call 04/15/48)	58	76,455
4.75%, 03/01/44	4	5,200
4.95%, 10/15/58 (Call 04/15/58)	30	42,934
5.65%, 06/15/35	28	38,056
6.50%, 11/15/35	63	91,918
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	137	146,953
4.65%, 05/15/50 (Call 11/15/49)	186	220,300
4.88%, 04/01/43	75	90,474
5.00%, 09/20/37 (Call 03/20/37)	20	24,480
5.20%, 09/20/47 (Call 03/20/47)	157	197,531
5.30%, 05/15/49 (Call 11/15/48)	113	144,281
6.35%, 06/01/40	30	41,627
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	75	97,384
5.58%, 01/25/49 (Call 07/25/48)	154	211,736
Grupo Televisa SAB, 6.63%, 01/15/40	100	143,906
NBCUniversal Media LLC
4.45%, 01/15/43	41	51,086
5.95%, 04/01/41	60	88,744
Thomson Reuters Corp.
5.50%, 08/15/35	40	53,032
5.65%, 11/23/43 (Call 05/23/43)	52	72,156
5.85%, 04/15/40	70	98,061
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	87	97,624
5.50%, 09/01/41 (Call 03/01/41)	2	2,505
5.88%, 11/15/40 (Call 05/15/40)	44	56,687
6.55%, 05/01/37	30	40,993
6.75%, 06/15/39	32	44,720
7.30%, 07/01/38	55	80,178
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	32	47,778
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	35	36,384
3.70%, 12/01/42	25	28,704
4.13%, 06/01/44	26	31,685
4.38%, 08/16/41	60	74,535
Series E, 4.13%, 12/01/41	25	30,313
ViacomCBS Inc.
3.38%, 02/15/28 (Call 12/15/27)	22	24,203
3.70%, 06/01/28 (Call 03/01/28)	5	5,584
4.20%, 06/01/29 (Call 03/01/29)	30	34,558
4.38%, 03/15/43	125	146,309
4.60%, 01/15/45 (Call 07/15/44)	146	175,841
4.85%, 07/01/42 (Call 01/01/42)	35	42,967

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.90%, 08/15/44 (Call 02/15/44)	$42	$51,744
4.95%, 01/15/31 (Call 11/15/30)	5	6,048
4.95%, 05/19/50 (Call 11/19/49)(b)	110	139,865
5.25%, 04/01/44 (Call 10/01/43)	113	145,508
5.50%, 05/15/33	42	53,957
5.85%, 09/01/43 (Call 03/01/43)	155	214,830
5.90%, 10/15/40 (Call 04/15/40)	67	89,646
6.88%, 04/30/36	132	190,502
7.88%, 07/30/30	65	92,717
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	170	169,162
3.50%, 05/13/40 (Call 11/13/39)	96	107,909
3.60%, 01/13/51 (Call 07/13/50)	165	190,750
3.80%, 05/13/60 (Call 11/13/59)	46	54,941
4.63%, 03/23/40 (Call 09/23/39)	2	2,556
4.70%, 03/23/50 (Call 09/23/49)	69	92,462
4.75%, 09/15/44 (Call 03/15/44)	10	13,126
4.75%, 11/15/46 (Call 05/15/46)	35	46,384
4.95%, 10/15/45 (Call 04/15/45)	17	22,937
5.40%, 10/01/43	17	23,929
6.15%, 03/01/37	40	57,442
6.15%, 02/15/41	4	5,960
6.20%, 12/15/34	85	120,403
6.40%, 12/15/35	67	98,870
6.65%, 11/15/37	115	175,474
7.75%, 12/01/45	200	358,914

		8,438,691

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 4.38%, 06/15/45 (Call 12/15/44)	193	239,471
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	2	2,144
4.50%, 12/15/28 (Call 09/15/28)(b)	29	32,831
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	74	90,941
5.25%, 10/01/54 (Call 04/01/54)	15	19,167

		384,554

Mining — 0.1%
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	489	562,091
5.95%, 03/15/24 (Call 12/15/23)	70	77,832
Newmont Corp.
2.80%, 10/01/29 (Call 07/01/29)	220	231,352
4.88%, 03/15/42 (Call 09/15/41)	210	269,245
5.45%, 06/09/44 (Call 12/09/43)	5	6,938
6.25%, 10/01/39	68	98,266
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	125	137,689
5.20%, 11/02/40	143	196,451
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	93	115,207
4.75%, 03/22/42 (Call 09/22/41)	10	13,263

		1,708,334

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	234	273,853

Oil & Gas — 0.9%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	117	110,960

Security	Par (000)	Value

Oil & Gas (continued)
2.94%, 06/04/51 (Call 12/04/50)	$10	$9,815
3.00%, 02/24/50 (Call 08/24/49)	105	103,993
3.02%, 01/16/27 (Call 10/16/26)	10	10,815
3.12%, 05/04/26 (Call 02/04/26)	80	86,819
3.38%, 02/08/61 (Call 08/08/60)	55	57,006
3.41%, 02/11/26 (Call 12/11/25)	7	7,659
3.54%, 04/06/27 (Call 02/06/27)	15	16,628
3.59%, 04/14/27 (Call 01/14/27)	78	86,595
3.63%, 04/06/30 (Call 01/06/30)	81	91,375
3.80%, 09/21/25 (Call 07/21/25)	25	27,619
3.94%, 09/21/28 (Call 06/21/28)	17	19,365
4.23%, 11/06/28 (Call 08/06/28)	108	124,919
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	125	137,914
Burlington Resources LLC
5.95%, 10/15/36	166	231,119
7.20%, 08/15/31	75	108,047
7.40%, 12/01/31	64	94,395
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	96	100,819
3.08%, 05/11/50 (Call 11/11/49)	169	178,241
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	52	47,740
4.20%, 10/15/49 (Call 04/15/49)	30	37,241
4.95%, 08/15/47 (Call 02/15/47)	57	77,929
5.05%, 11/15/44 (Call 05/15/44)	30	40,561
5.25%, 11/15/43 (Call 05/15/43)	68	93,729
6.00%, 03/01/41 (Call 09/01/40)	5	7,383
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	44	48,622
4.38%, 03/15/29 (Call 12/15/28)	5	5,689
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	240,888
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	5	6,696
Conoco Funding Co., 7.25%, 10/15/31	47	68,403
ConocoPhillips
4.85%, 08/15/48 (Call 02/15/48)(d)	17	22,481
4.88%, 10/01/47 (Call 04/01/47)(d)	15	19,841
5.90%, 10/15/32	172	231,008
5.90%, 05/15/38	158	220,129
6.50%, 02/01/39	97	142,952
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	84	102,131
4.95%, 03/15/26 (Call 12/15/25)	447	518,078
5.95%, 03/15/46 (Call 09/15/45)	10	15,012
6.95%, 04/15/29	116	156,970
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	2	2,277
5.00%, 06/15/45 (Call 12/15/44)	77	91,210
5.60%, 07/15/41 (Call 01/15/41)	62	77,606
Diamondback Energy Inc.
3.25%, 12/01/26 (Call 10/01/26)	50	53,656
3.50%, 12/01/29 (Call 09/01/29)	196	211,251
Eni USA Inc., 7.30%, 11/15/27	45	58,716
EOG Resources Inc.
4.38%, 04/15/30 (Call 01/15/30)	68	80,345
4.95%, 04/15/50 (Call 10/15/49)	65	87,630
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	355	369,104
2.45%, 01/17/23	17	17,503
2.65%, 01/15/24	406	425,943
2.88%, 04/06/25 (Call 03/06/25)	320	341,610

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.00%, 04/06/27 (Call 02/06/27)	$345	$374,466
3.13%, 04/06/30 (Call 01/06/30)	85	93,378
3.25%, 11/10/24	485	523,616
3.25%, 11/18/49 (Call 05/18/49)	110	118,910
3.63%, 09/10/28 (Call 06/10/28)	99	111,998
3.70%, 03/01/24	177	190,813
3.70%, 04/06/50 (Call 10/06/49)	105	122,955
3.95%, 05/15/43	217	255,793
4.25%, 11/23/41	82	100,778
4.80%, 11/08/43	145	190,723
5.10%, 08/17/40	180	241,924
7.25%, 09/23/27	25	33,113
7.75%, 06/15/23	10	11,293
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	54	56,925
2.44%, 08/16/29 (Call 05/16/29)	15	15,756
2.61%, 10/15/30 (Call 07/15/30)	74	78,431
3.00%, 08/16/39 (Call 02/16/39)	44	46,198
3.10%, 08/16/49 (Call 02/16/49)	66	68,363
3.29%, 03/19/27 (Call 01/19/27)	20	22,108
3.45%, 04/15/51 (Call 10/15/50)	109	120,508
3.48%, 03/19/30 (Call 12/19/29)	209	235,010
3.57%, 03/06/45 (Call 09/06/44)	122	135,843
4.11%, 03/01/46 (Call 09/01/45)	54	64,703
4.23%, 03/19/40 (Call 09/19/39)	101	122,354
4.33%, 03/19/50 (Call 09/19/49)	263	329,939
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	200	212,080
4.30%, 04/01/27 (Call 01/01/27)	280	311,268
5.60%, 02/15/41	309	385,635
5.80%, 04/01/47 (Call 10/01/46)	105	136,705
6.00%, 01/15/40	80	102,980
7.13%, 03/15/33	10	13,543
7.30%, 08/15/31	56	76,144
7.88%, 10/01/29	30	40,972
HollyFrontier Corp.
4.50%, 10/01/30 (Call 07/01/30)	10	10,755
5.88%, 04/01/26 (Call 01/01/26)	85	97,668
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	40	44,189
4.40%, 07/15/27 (Call 04/15/27)	180	203,571
5.20%, 06/01/45 (Call 12/01/44)	149	180,333
6.60%, 10/01/37	187	248,446
6.80%, 03/15/32	78	102,586
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	35	37,624
4.50%, 04/01/48 (Call 10/01/47)	95	108,621
4.70%, 05/01/25 (Call 04/01/25)	56	62,760
4.75%, 09/15/44 (Call 03/15/44)	114	134,926
5.00%, 09/15/54 (Call 03/15/54)	36	43,932
5.13%, 12/15/26 (Call 09/15/26)	25	29,248
6.50%, 03/01/41 (Call 09/01/40)	79	109,813
Phillips 66
3.85%, 04/09/25 (Call 03/09/25)	77	84,160
3.90%, 03/15/28 (Call 12/15/27)	155	173,496
4.65%, 11/15/34 (Call 05/15/34)	82	97,332
4.88%, 11/15/44 (Call 05/15/44)	278	349,271
5.88%, 05/01/42	42	57,830
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	167	174,365

Security	Par (000)	Value

Oil & Gas (continued)
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	$10	$10,492
2.83%, 01/10/30 (Call 10/10/29)	180	193,673
2.99%, 06/29/41 (Call 12/29/40)	105	108,879
3.13%, 05/29/50 (Call 11/29/49)	278	287,616
3.39%, 06/29/60 (Call 12/29/59)	83	88,851
3.46%, 07/12/49 (Call 01/12/49)	70	76,709
3.70%, 01/15/24	90	96,760
3.75%, 04/10/24	70	75,801
TotalEnergies Capital SA, 3.88%, 10/11/28	10	11,491
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	51	54,955
4.00%, 04/01/29 (Call 01/01/29)	8	8,863
4.35%, 06/01/28 (Call 03/01/28)	42	47,405
4.90%, 03/15/45	51	61,936
6.63%, 06/15/37	122	166,509
7.50%, 04/15/32	16	22,301

		14,132,829

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	1,133	1,166,820
3.14%, 11/07/29 (Call 08/07/29)	150	162,330
3.34%, 12/15/27 (Call 09/15/27)	546	598,678
4.08%, 12/15/47 (Call 06/15/47)	157	179,696
Baker Hughes Holdings LLC, 5.13%, 09/15/40	344	444,923
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(b)	133	138,445
3.80%, 11/15/25 (Call 08/15/25)	15	16,517
4.50%, 11/15/41 (Call 05/15/41)	75	83,515
4.75%, 08/01/43 (Call 02/01/43)	45	51,536
4.85%, 11/15/35 (Call 05/15/35)	90	106,401
5.00%, 11/15/45 (Call 05/15/45)	135	162,917
6.70%, 09/15/38	51	70,248
7.45%, 09/15/39	114	166,845
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	101	106,951
3.95%, 12/01/42 (Call 06/01/42)	67	66,752
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	188	197,383
3.65%, 12/01/23 (Call 09/01/23)	135	143,589

		3,863,546

Packaging & Containers — 0.0%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	132	145,086
4.50%, 05/15/28 (Call 02/15/28)	111	129,756
Amcor Flexibles North America Inc., 2.63%, 06/19/30 (Call 03/19/30)	135	140,254
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	57	68,169
WestRock MWV LLC, 8.20%, 01/15/30	30	42,494

		525,759

Pharmaceuticals — 1.2%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	25	27,130
4.05%, 11/21/39 (Call 05/21/39)	71	83,301
4.25%, 11/14/28 (Call 08/14/28)	110	127,489
4.25%, 11/21/49 (Call 05/21/49)	137	166,382
4.30%, 05/14/36 (Call 11/14/35)	218	260,336

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.40%, 11/06/42	$150	$182,952
4.45%, 05/14/46 (Call 11/14/45)	110	134,992
4.50%, 05/14/35 (Call 11/14/34)	148	179,924
4.63%, 10/01/42 (Call 04/01/42)	62	76,917
4.70%, 05/14/45 (Call 11/14/44)	243	306,085
4.88%, 11/14/48 (Call 05/14/48)	116	151,643
AmerisourceBergen Corp.
3.45%, 12/15/27 (Call 09/15/27)	125	137,211
4.25%, 03/01/45 (Call 09/01/44)	35	41,199
4.30%, 12/15/47 (Call 06/15/47)	39	46,025
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	205	224,094
3.38%, 11/16/25	427	467,958
3.50%, 08/17/23 (Call 07/17/23)	329	348,263
4.00%, 01/17/29 (Call 10/17/28)	154	177,787
4.00%, 09/18/42	74	90,154
4.38%, 11/16/45	210	271,011
4.38%, 08/17/48 (Call 02/17/48)	44	57,033
6.45%, 09/15/37	205	308,599
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	442	492,693
3.79%, 05/20/50 (Call 11/20/49)	98	111,254
4.67%, 06/06/47 (Call 12/06/46)	90	114,243
4.69%, 12/15/44 (Call 06/15/44)	22	27,950
Bristol-Myers Squibb Co.
3.25%, 02/27/27	62	68,767
3.25%, 08/01/42	28	30,708
4.25%, 10/26/49 (Call 04/26/49)	143	181,919
4.35%, 11/15/47 (Call 05/15/47)	53	67,677
4.55%, 02/20/48 (Call 08/20/47)	66	86,905
5.00%, 08/15/45 (Call 02/15/45)	114	157,058
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	393	431,097
3.75%, 09/15/25 (Call 06/15/25)	210	230,406
4.37%, 06/15/47 (Call 12/15/46)	117	132,641
4.50%, 11/15/44 (Call 05/15/44)	31	35,766
4.60%, 03/15/43	106	125,401
4.90%, 09/15/45 (Call 03/15/45)	140	170,237
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	106	109,263
3.20%, 03/15/40 (Call 09/15/39)	15	15,744
3.40%, 03/15/50 (Call 09/15/49)	195	207,919
3.88%, 10/15/47 (Call 04/15/47)	65	73,781
4.13%, 11/15/25 (Call 09/15/25)	168	187,775
4.38%, 10/15/28 (Call 07/15/28)	284	331,508
4.80%, 08/15/38 (Call 02/15/38)	163	204,047
4.80%, 07/15/46 (Call 01/16/46)	80	102,233
4.90%, 12/15/48 (Call 06/15/48)	150	196,158
6.13%, 11/15/41	129	185,574
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)	90	89,741
3.25%, 08/15/29 (Call 05/15/29)	72	78,568
3.63%, 04/01/27 (Call 02/01/27)	75	83,233
3.75%, 04/01/30 (Call 01/01/30)	155	174,665
4.13%, 04/01/40 (Call 10/01/39)	39	45,621
4.25%, 04/01/50 (Call 10/01/49)	121	146,902
4.30%, 03/25/28 (Call 12/25/27)	110	126,720
4.78%, 03/25/38 (Call 09/25/37)	330	410,183
4.88%, 07/20/35 (Call 01/20/35)	125	153,909
5.05%, 03/25/48 (Call 09/25/47)	289	382,283

Security	Par (000)	Value

Pharmaceuticals (continued)
5.13%, 07/20/45 (Call 01/20/45)	$153	$201,836
5.30%, 12/05/43 (Call 06/05/43)	52	69,756
6.13%, 09/15/39	35	49,591
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	32	29,662
2.75%, 06/01/25 (Call 03/01/25)	310	330,314
3.10%, 05/15/27 (Call 02/15/27)	120	131,543
3.38%, 03/15/29 (Call 12/15/28)	145	163,110
3.70%, 03/01/45 (Call 09/01/44)	20	23,466
3.88%, 03/15/39 (Call 09/15/38)	100	121,123
3.95%, 05/15/47 (Call 11/15/46)	107	129,222
3.95%, 03/15/49 (Call 09/15/48)	48	59,110
4.15%, 03/15/59 (Call 09/15/58)	140	181,588
5.50%, 03/15/27	10	12,272
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	197	204,628
3.38%, 05/15/23	264	277,702
3.63%, 05/15/25	50	55,000
3.88%, 05/15/28	87	99,974
4.20%, 03/18/43	25	31,144
6.38%, 05/15/38	116	174,904
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	121	128,670
3.38%, 06/01/29 (Call 03/01/29)	54	60,343
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	12	13,763
3.50%, 01/15/48 (Call 07/15/47)	87	102,832
3.55%, 03/01/36 (Call 09/01/35)	115	135,327
3.63%, 03/03/37 (Call 09/03/36)	135	158,854
3.70%, 03/01/46 (Call 09/01/45)	295	355,431
3.75%, 03/03/47 (Call 09/03/46)	40	48,850
4.50%, 09/01/40	32	41,938
4.50%, 12/05/43 (Call 06/05/43)	68	89,608
4.85%, 05/15/41	7	9,465
5.85%, 07/15/38	135	199,387
5.95%, 08/15/37	97	143,334
6.95%, 09/01/29	15	20,923
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	125	140,262
4.60%, 06/01/44 (Call 12/01/43)	32	42,223
5.90%, 11/01/39	58	83,938
Merck & Co. Inc.
2.45%, 06/24/50 (Call 12/24/49)	35	33,622
3.40%, 03/07/29 (Call 12/07/28)	90	101,227
3.70%, 02/10/45 (Call 08/10/44)	195	228,624
3.90%, 03/07/39 (Call 09/07/38)	60	71,616
4.00%, 03/07/49 (Call 09/07/48)	96	118,788
4.15%, 05/18/43	65	80,827
6.50%, 12/01/33	76	112,890
6.55%, 09/15/37	7	10,685
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	12	16,764
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	51	63,526
Pfizer Inc.
1.75%, 08/18/31 (Call 05/18/31)	100	99,503
2.70%, 05/28/50 (Call 11/28/49)	20	20,264
4.00%, 03/15/49 (Call 09/15/48)	5	6,192
4.13%, 12/15/46	17	21,256
4.20%, 09/15/48 (Call 03/15/48)	190	240,912
7.20%, 03/15/39	23	37,672

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	$286	$310,364
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	25	25,894
3.38%, 07/09/60 (Call 01/09/60)	55	58,478
5.00%, 11/26/28 (Call 08/26/28)	210	253,661
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	60	74,452
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)(d)	130	141,528
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	300	325,839
3.25%, 02/01/23 (Call 11/01/22)	273	282,165
3.90%, 08/20/28 (Call 05/20/28)	91	103,762
3.95%, 09/12/47 (Call 03/12/47)	100	119,980
4.45%, 08/20/48 (Call 02/20/48)	66	85,638
4.50%, 11/13/25 (Call 08/13/25)	197	223,333
4.70%, 02/01/43 (Call 08/01/42)	180	234,016

		17,261,605

Pipelines — 0.7%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	42	44,877
4.45%, 07/15/27 (Call 04/15/27)	10	11,304
4.80%, 05/03/29 (Call 02/03/29)	214	247,555
5.95%, 06/01/26 (Call 03/01/26)	25	29,511
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(d)	50	50,038
3.70%, 11/15/29 (Call 05/18/29)	70	76,923
5.13%, 06/30/27 (Call 01/01/27)	60	69,920
5.88%, 03/31/25 (Call 10/02/24)	85	96,603
7.00%, 06/30/24 (Call 01/01/24)	180	204,457
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	75	105,070
Enable Midstream Partners LP
4.15%, 09/15/29 (Call 06/15/29)	85	93,222
4.40%, 03/15/27 (Call 12/15/26)	10	11,127
4.95%, 05/15/28 (Call 02/15/28)	15	17,062
5.00%, 05/15/44 (Call 11/15/43)	42	45,907
Enbridge Energy Partners LP
7.38%, 10/15/45 (Call 04/15/45)	55	88,079
Series B, 7.50%, 04/15/38	15	22,538
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	20	20,948
3.13%, 11/15/29 (Call 08/15/29)	90	96,658
3.70%, 07/15/27 (Call 04/15/27)	34	37,686
4.00%, 11/15/49 (Call 05/15/49)	140	158,396
4.25%, 12/01/26 (Call 09/01/26)	70	78,992
4.50%, 06/10/44 (Call 12/10/43)	110	130,293
5.50%, 12/01/46 (Call 05/29/46)	5	6,839
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	35	37,161
3.13%, 07/31/29 (Call 04/30/29)	45	48,732
3.70%, 01/31/51 (Call 07/31/50)	105	113,319
3.95%, 01/31/60 (Call 07/31/59)	41	45,627
4.15%, 10/16/28 (Call 07/16/28)	19	21,858
4.20%, 01/31/50 (Call 07/31/49)	120	138,506
4.25%, 02/15/48 (Call 08/15/47)	100	115,619
4.45%, 02/15/43 (Call 08/15/42)	38	44,884
4.80%, 02/01/49 (Call 08/01/48)	21	26,096
4.85%, 08/15/42 (Call 02/15/42)	57	70,377
4.85%, 03/15/44 (Call 09/15/43)	30	37,066

Security	Par (000)	Value

Pipelines (continued)
4.90%, 05/15/46 (Call 11/15/45)	$51	$63,560
4.95%, 10/15/54 (Call 04/15/54)	54	69,608
5.10%, 02/15/45 (Call 08/15/44)	105	132,886
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(a)	75	77,483
5.70%, 02/15/42	33	44,876
5.95%, 02/01/41	13	18,031
6.13%, 10/15/39	15	21,000
6.45%, 09/01/40	2	2,888
7.55%, 04/15/38	24	37,011
Series D, 4.88%, 08/16/77 (Call 08/16/22), (3 mo. LIBOR US + 2.986%)(a)	90	88,146
Series D, 6.88%, 03/01/33	2	2,826
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)	20	20,830
Series H, 6.65%, 10/15/34	5	7,096
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	23	26,736
5.00%, 08/15/42 (Call 02/15/42)	5	6,046
5.00%, 03/01/43 (Call 09/01/42)	5	6,060
5.40%, 09/01/44 (Call 03/01/44)	75	94,724
5.50%, 03/01/44 (Call 09/01/43)	86	109,481
5.80%, 03/15/35	40	51,758
6.38%, 03/01/41	59	82,089
6.50%, 02/01/37	37	51,125
6.50%, 09/01/39	68	95,549
6.55%, 09/15/40	9	12,670
6.95%, 01/15/38	183	261,921
7.30%, 08/15/33	62	88,274
7.40%, 03/15/31	15	20,881
7.50%, 11/15/40	16	23,917
7.75%, 03/15/32	50	71,968
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	40	39,422
4.30%, 03/01/28 (Call 12/01/27)	30	34,292
5.05%, 02/15/46 (Call 08/15/45)	9	11,067
5.20%, 03/01/48 (Call 09/01/47)	115	145,823
5.30%, 12/01/34 (Call 06/01/34)	75	93,230
5.55%, 06/01/45 (Call 12/01/44)	265	343,631
7.75%, 01/15/32	35	50,649
7.80%, 08/01/31	5	7,201
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	98	107,175
4.20%, 10/03/47 (Call 04/03/47)	73	82,339
4.25%, 09/15/46 (Call 03/15/46)	35	39,824
4.85%, 02/01/49 (Call 08/01/48)	22	26,900
5.15%, 10/15/43 (Call 04/15/43)	30	37,300
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	14	15,627
4.13%, 03/01/27 (Call 12/01/26)	126	141,358
4.25%, 12/01/27 (Call 09/01/27)	135	153,047
4.50%, 04/15/38 (Call 10/15/37)	10	11,458
4.70%, 04/15/48 (Call 10/15/47)	79	91,922
4.80%, 02/15/29 (Call 11/15/28)	108	126,526
4.90%, 04/15/58 (Call 10/15/57)	40	47,591
5.20%, 03/01/47 (Call 09/01/46)	52	63,897
5.50%, 02/15/49 (Call 08/15/48)	176	227,547
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	27	30,171
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	4	4,111

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
2.75%, 09/01/24 (Call 08/01/24)	$10	$10,488
3.10%, 03/15/30 (Call 12/15/29)	180	189,203
3.40%, 09/01/29 (Call 06/01/29)	15	16,119
4.00%, 07/13/27 (Call 04/13/27)	99	109,941
4.35%, 03/15/29 (Call 12/15/28)	45	51,052
4.45%, 09/01/49 (Call 03/01/49)	110	124,005
4.50%, 03/15/50 (Call 09/15/49)	20	22,514
4.55%, 07/15/28 (Call 04/15/28)	133	152,060
4.95%, 07/13/47 (Call 01/06/47)	97	114,379
5.20%, 07/15/48 (Call 01/15/48)	45	55,353
6.00%, 06/15/35	45	57,279
6.35%, 01/15/31 (Call 10/15/30)	30	38,675
7.15%, 01/15/51 (Call 07/15/50)	30	44,183
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	155	172,884
5.00%, 09/15/23 (Call 06/15/23)	19	20,397
6.13%, 02/01/41 (Call 08/01/40)	79	102,002
6.20%, 09/15/43 (Call 03/15/43)	61	79,598
6.65%, 10/01/36	25	33,844
6.85%, 10/15/37	25	34,201
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	2	2,301
4.90%, 10/01/46 (Call 04/01/46)	25	29,826
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	20	21,221
4.30%, 01/31/43 (Call 07/31/42)	107	109,212
4.70%, 06/15/44 (Call 12/15/43)	30	31,993
4.90%, 02/15/45 (Call 08/15/44)	31	33,728
5.15%, 06/01/42 (Call 12/01/41)	25	28,084
6.65%, 01/15/37	42	55,579
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	102	114,605
4.50%, 05/15/30 (Call 11/15/29)	20	23,215
5.00%, 03/15/27 (Call 09/15/26)	67	77,508
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	20	21,728
4.50%, 03/15/45 (Call 09/15/44)	79	93,838
5.95%, 09/25/43 (Call 03/25/43)	22	30,473
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	95	105,583
4.38%, 03/13/25 (Call 12/13/24)	50	54,974
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	40	51,077
7.63%, 04/01/37	10	14,611
Texas Eastern Transmission LP, 7.00%, 07/15/32	95	133,545
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	35	40,120
4.25%, 05/15/28 (Call 02/15/28)	115	132,174
4.63%, 03/01/34 (Call 12/01/33)	37	43,723
4.75%, 05/15/38 (Call 11/15/37)	35	42,339
4.88%, 05/15/48 (Call 11/15/47)	40	51,250
5.00%, 10/16/43 (Call 04/16/43)	59	74,305
5.10%, 03/15/49 (Call 09/15/48)	85	112,820
5.60%, 03/31/34	12	15,346
5.85%, 03/15/36	70	92,590
6.10%, 06/01/40	55	75,980
6.20%, 10/15/37	67	91,875
7.25%, 08/15/38	64	96,606
7.63%, 01/15/39	152	238,065

Security	Par (000)	Value

Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	$80	$90,814
4.00%, 03/15/28 (Call 12/15/27)	15	16,944
4.45%, 08/01/42 (Call 02/01/42)	7	8,355
4.60%, 03/15/48 (Call 09/15/47)	85	103,879
5.40%, 08/15/41 (Call 02/15/41)	18	23,531
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	120	135,437
4.50%, 03/15/28 (Call 12/15/27)	65	73,710
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	75	83,283
4.85%, 03/01/48 (Call 09/01/47)	15	18,498
4.90%, 01/15/45 (Call 07/15/44)	67	81,426
5.10%, 09/15/45 (Call 03/15/45)	173	216,466
5.40%, 03/04/44 (Call 09/04/43)	23	29,230
5.75%, 06/24/44 (Call 12/24/43)	15	20,002
5.80%, 11/15/43 (Call 05/15/43)	23	30,419
6.30%, 04/15/40	30	41,156
8.75%, 03/15/32	58	89,569
Series A, 7.50%, 01/15/31	7	9,801

		10,605,789

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	20	21,890
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	210	213,642
4.88%, 03/01/26 (Call 12/01/25)	508	584,581

		820,113

Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities Inc.
3.38%, 08/15/31 (Call 05/15/31)	27	29,882
3.95%, 01/15/27 (Call 10/15/26)	13	14,586
4.00%, 02/01/50 (Call 08/01/49)	40	46,966
4.50%, 07/30/29 (Call 04/30/29)	10	11,809
4.70%, 07/01/30 (Call 04/01/30)	217	261,068
4.85%, 04/15/49 (Call 10/15/48)	42	55,615
4.90%, 12/15/30 (Call 09/15/30)	79	97,313
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	118	122,635
3.30%, 07/15/26 (Call 05/15/26)	15	16,157
3.63%, 11/15/27 (Call 08/15/27)	57	62,402
American Homes 4 Rent LP, 4.90%, 02/15/29 (Call 11/15/28)	13	15,376
American Tower Corp.
2.10%, 06/15/30 (Call 03/15/30)	30	29,677
2.40%, 03/15/25 (Call 02/15/25)	362	377,881
2.75%, 01/15/27 (Call 11/15/26)	135	142,687
2.90%, 01/15/30 (Call 10/15/29)	25	26,301
2.95%, 01/15/25 (Call 12/15/24)	95	100,813
3.00%, 06/15/23	130	135,684
3.10%, 06/15/50 (Call 12/15/49)	84	83,352
3.13%, 01/15/27 (Call 10/15/26)	65	69,902
3.38%, 05/15/24 (Call 04/15/24)	20	21,349
3.38%, 10/15/26 (Call 07/15/26)	195	212,170
3.50%, 01/31/23	150	156,481
3.55%, 07/15/27 (Call 04/15/27)	50	55,005
3.60%, 01/15/28 (Call 10/15/27)	215	236,803
3.70%, 10/15/49 (Call 04/15/49)	57	62,723
3.80%, 08/15/29 (Call 05/15/29)	210	234,484

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.95%, 03/15/29 (Call 12/15/28)	$101	$113,524
4.00%, 06/01/25 (Call 03/01/25)	327	359,017
4.40%, 02/15/26 (Call 11/15/25)	115	129,571
5.00%, 02/15/24	100	110,239
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	2	2,058
3.30%, 06/01/29 (Call 03/01/29)	32	35,320
3.90%, 10/15/46 (Call 04/15/46)	24	28,709
4.35%, 04/15/48 (Call 10/15/47)	157	201,878
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	130	138,880
2.90%, 03/15/30 (Call 12/15/29)	25	26,268
3.20%, 01/15/25 (Call 10/15/24)	230	245,654
3.25%, 01/30/31 (Call 10/30/30)	72	77,610
3.40%, 06/21/29 (Call 03/21/29)	116	127,175
3.65%, 02/01/26 (Call 11/03/25)	317	348,982
4.50%, 12/01/28 (Call 09/01/28)	35	40,907
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	70	76,679
4.55%, 10/01/29 (Call 07/01/29)	10	11,317
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	100	100,438
4.05%, 07/01/30 (Call 04/01/30)	152	172,073
4.13%, 06/15/26 (Call 03/15/26)	15	16,783
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	20	21,354
3.15%, 07/01/29 (Call 04/01/29)	55	60,263
3.35%, 11/01/49 (Call 05/01/49)	5	5,581
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	41	44,337
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	100	99,171
5.00%, 07/01/25 (Call 04/01/25)	205	230,723
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	75	80,027
3.25%, 01/15/51 (Call 07/15/50)	8	8,114
3.30%, 07/01/30 (Call 04/01/30)	140	151,213
3.65%, 09/01/27 (Call 06/01/27)	115	127,404
3.70%, 06/15/26 (Call 03/15/26)	50	55,048
3.80%, 02/15/28 (Call 11/15/27)	97	107,989
4.00%, 03/01/27 (Call 12/01/26)	10	11,228
4.00%, 11/15/49 (Call 05/15/49)	60	67,679
4.15%, 07/01/50 (Call 01/01/50)	10	11,628
4.30%, 02/15/29 (Call 11/15/28)	120	138,391
4.45%, 02/15/26 (Call 11/15/25)	154	173,424
4.75%, 05/15/47 (Call 11/15/46)	134	167,887
5.20%, 02/15/49 (Call 08/15/48)	161	211,201
CubeSmart LP, 3.00%, 02/15/30 (Call 11/15/29)	20	21,275
CyrusOne LP/CyrusOne Finance Corp., 3.45%, 11/15/29 (Call 08/15/29)	119	125,165
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	69	76,721
3.70%, 08/15/27 (Call 05/15/27)	29	32,508
4.45%, 07/15/28 (Call 04/15/28)	35	40,667
Duke Realty LP
2.88%, 11/15/29 (Call 08/15/29)	15	15,978
3.05%, 03/01/50 (Call 09/01/49)	27	27,095
3.25%, 06/30/26 (Call 03/30/26)	27	29,364
3.38%, 12/15/27 (Call 09/15/27)	10	11,026
4.00%, 09/15/28 (Call 06/15/28)	20	22,909

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	$140	$139,595
2.63%, 11/18/24 (Call 10/18/24)	350	367,818
2.90%, 11/18/26 (Call 09/18/26)	125	133,838
2.95%, 09/15/51 (Call 03/15/51)	5	4,828
3.00%, 07/15/50 (Call 01/15/50)	147	143,469
3.20%, 11/18/29 (Call 08/18/29)	286	308,242
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	65	63,970
2.50%, 02/15/30 (Call 11/15/29)	74	77,247
2.85%, 11/01/26 (Call 08/01/26)	12	12,885
3.00%, 07/01/29 (Call 04/01/29)	55	59,642
3.25%, 08/01/27 (Call 05/01/27)	5	5,494
3.38%, 06/01/25 (Call 03/01/25)	43	46,566
4.00%, 08/01/47 (Call 02/01/47)	5	6,033
4.15%, 12/01/28 (Call 09/01/28)	5	5,778
4.50%, 07/01/44 (Call 01/01/44)	30	38,489
4.50%, 06/01/45 (Call 12/01/44)	11	14,041
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	15	15,994
4.50%, 03/15/48 (Call 09/15/47)	10	12,455
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/17/29)	94	102,085
5.30%, 01/15/29 (Call 10/15/28)	102	119,571
5.75%, 06/01/28 (Call 03/03/28)	72	85,825
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	10	10,688
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	209	223,674
3.25%, 07/15/26 (Call 05/15/26)	80	87,050
3.50%, 07/15/29 (Call 04/15/29)	104	115,552
4.00%, 06/01/25 (Call 03/01/25)	12	13,223
6.75%, 02/01/41 (Call 08/01/40)	70	107,440
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	135	145,963
Series F, 4.50%, 02/01/26 (Call 11/01/25)	25	27,611
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	10	10,661
3.95%, 11/01/27 (Call 08/01/27)	25	27,649
4.65%, 04/01/29 (Call 01/01/29)	25	29,124
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	10	10,037
3.05%, 02/15/30 (Call 11/15/29)	59	62,830
3.45%, 12/15/24 (Call 09/15/24)	20	21,382
4.25%, 08/15/29 (Call 05/15/29)	110	125,725
4.38%, 10/01/25 (Call 07/01/25)	45	50,126
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	15	16,040
3.70%, 10/01/49 (Call 04/01/49)	72	79,617
3.80%, 04/01/27 (Call 01/01/27)	25	27,920
4.13%, 12/01/46 (Call 06/01/46)	62	72,721
4.25%, 04/01/45 (Call 10/01/44)	15	17,685
4.45%, 09/01/47 (Call 03/01/47)	40	49,109
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	10	11,287
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	55	60,439
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	30	29,949
2.75%, 03/15/30 (Call 12/15/29)	12	12,656
3.95%, 03/15/29 (Call 12/15/28)	22	25,091
4.20%, 06/15/28 (Call 03/15/28)	2	2,316

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	$10	$10,286
3.10%, 04/15/50 (Call 10/15/49)	5	4,974
4.30%, 10/15/28 (Call 07/15/28)	10	11,443
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)	42	44,818
4.50%, 04/01/27 (Call 01/01/27)	15	16,838
4.75%, 01/15/28 (Call 10/15/27)	25	28,372
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	175	182,838
2.25%, 04/15/30 (Call 01/15/30)	157	161,781
3.00%, 04/15/50 (Call 10/15/49)	76	79,754
3.25%, 10/01/26 (Call 07/01/26)	12	13,187
3.88%, 09/15/28 (Call 06/15/28)	80	92,105
4.38%, 02/01/29 (Call 11/01/28)	35	41,335
4.38%, 09/15/48 (Call 03/15/48)	100	129,579
Realty Income Corp.
3.25%, 06/15/29 (Call 03/15/29)	10	11,016
3.65%, 01/15/28 (Call 10/15/27)	27	30,313
4.65%, 03/15/47 (Call 09/15/46)	33	43,635
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	65	69,169
3.60%, 02/01/27 (Call 11/01/26)	15	16,621
4.13%, 03/15/28 (Call 12/15/27)	12	13,626
4.40%, 02/01/47 (Call 08/01/46)	10	12,025
4.65%, 03/15/49 (Call 09/15/48)	40	49,840
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	60	64,263
5.13%, 08/15/26 (Call 05/15/26)	116	130,814
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	100	99,696
2.25%, 01/15/32 (Call 10/15/31)	100	99,223
2.45%, 09/13/29 (Call 06/13/29)	50	51,635
3.25%, 11/30/26 (Call 08/30/26)	25	27,315
3.25%, 09/13/49 (Call 03/13/49)	205	211,015
3.38%, 12/01/27 (Call 09/01/27)	30	33,023
3.80%, 07/15/50 (Call 01/15/50)	87	98,089
4.25%, 10/01/44 (Call 04/01/44)	25	29,736
4.25%, 11/30/46 (Call 05/30/46)	27	32,113
4.75%, 03/15/42 (Call 09/15/41)	5	6,231
6.75%, 02/01/40 (Call 11/01/39)	5	7,539
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	32	35,003
4.70%, 06/01/27 (Call 03/01/27)	137	154,267
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	30	33,745
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	55	63,342
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	130	136,103
3.88%, 07/15/27 (Call 04/15/27)(b)	25	27,177
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	90	95,491
3.10%, 11/01/34 (Call 08/01/34)	15	16,007
3.20%, 01/15/30 (Call 10/15/29)	10	10,867
3.50%, 01/15/28 (Call 10/15/27)	15	16,512
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	100	100,489
2.65%, 01/15/25 (Call 12/15/24)	30	31,471
3.00%, 01/15/30 (Call 10/15/29)	25	26,348
3.25%, 10/15/26 (Call 07/15/26)	25	27,015
3.50%, 02/01/25 (Call 11/01/24)	50	53,743

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.85%, 04/01/27 (Call 01/01/27)	$70	$78,154
4.13%, 01/15/26 (Call 10/15/25)	40	44,510
4.38%, 02/01/45 (Call 08/01/44)	21	24,485
4.75%, 11/15/30 (Call 08/15/30)	35	41,734
4.88%, 04/15/49 (Call 10/15/48)	79	100,214
5.70%, 09/30/43 (Call 03/30/43)	38	51,121
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	70	74,409
3.63%, 03/15/24 (Call 02/15/24)	80	85,432
4.00%, 06/01/25 (Call 03/01/25)	60	65,999
4.13%, 03/15/29 (Call 09/15/28)	20	22,809
4.25%, 04/01/26 (Call 01/01/26)	96	107,877
4.25%, 04/15/28 (Call 01/15/28)	24	27,586
4.95%, 09/01/48 (Call 03/01/48)	13	16,853
6.50%, 03/15/41 (Call 09/15/40)	65	94,154
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	154	176,490
4.00%, 04/15/30 (Call 01/15/30)	272	311,037
6.95%, 10/01/27	90	116,357
7.38%, 03/15/32	249	359,476
8.50%, 01/15/25	20	24,829
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	15	16,779

		15,077,135

Retail — 0.8%
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	25	24,750
3.80%, 11/15/27 (Call 08/15/27)	130	143,735
4.50%, 10/01/25 (Call 07/01/25)	15	16,749
4.75%, 06/01/30 (Call 03/01/30)	116	136,902
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	705	696,195
4.45%, 10/01/28 (Call 07/01/28)	581	677,208
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	113	125,444
4.55%, 02/15/48 (Call 08/15/47)	133	156,017
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	9	10,774
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	75	78,934
2.50%, 04/15/27 (Call 02/15/27)	122	130,469
2.70%, 04/01/23 (Call 01/01/23)	1,002	1,034,775
2.70%, 04/15/30 (Call 01/15/30)	176	189,077
2.80%, 09/14/27 (Call 06/14/27)	15	16,328
2.95%, 06/15/29 (Call 03/15/29)	780	853,944
3.13%, 12/15/49 (Call 06/15/49)	127	136,127
3.30%, 04/15/40 (Call 10/15/39)	16	17,740
3.35%, 09/15/25 (Call 06/15/25)	225	246,190
3.35%, 04/15/50 (Call 10/15/49)	77	85,817
3.50%, 09/15/56 (Call 03/15/56)	90	102,757
3.75%, 02/15/24 (Call 11/15/23)	32	34,334
3.90%, 12/06/28 (Call 09/06/28)	155	179,988
3.90%, 06/15/47 (Call 12/15/46)	35	42,058
4.20%, 04/01/43 (Call 10/01/42)	30	37,043
4.25%, 04/01/46 (Call 10/01/45)	74	93,193
4.40%, 03/15/45 (Call 09/15/44)	150	191,764
4.50%, 12/06/48 (Call 06/06/48)	80	105,132
4.88%, 02/15/44 (Call 08/15/43)	55	74,124
5.40%, 09/15/40 (Call 03/15/40)	5	6,948
5.88%, 12/16/36	190	272,604
5.95%, 04/01/41 (Call 10/01/40)	186	273,411
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	17	21,116

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	$59	$62,714
3.00%, 10/15/50 (Call 04/15/50)	43	43,080
3.10%, 05/03/27 (Call 02/03/27)	55	60,085
3.13%, 09/15/24 (Call 06/15/24)	12	12,819
3.38%, 09/15/25 (Call 06/15/25)	75	81,846
3.65%, 04/05/29 (Call 01/05/29)	195	218,852
3.70%, 04/15/46 (Call 10/15/45)	110	122,737
3.88%, 09/15/23 (Call 06/15/23)	10	10,624
4.00%, 04/15/25 (Call 03/15/25)	145	159,693
4.05%, 05/03/47 (Call 11/03/46)	190	222,034
4.38%, 09/15/45 (Call 03/15/45)	69	83,745
4.50%, 04/15/30 (Call 01/15/30)	420	498,439
4.55%, 04/05/49 (Call 10/05/48)	125	157,507
4.65%, 04/15/42 (Call 10/15/41)	80	100,293
5.00%, 04/15/40 (Call 10/15/39)	94	121,955
5.13%, 04/15/50 (Call 10/15/49)	106	145,294
5.50%, 10/15/35	38	50,246
6.50%, 03/15/29	15	19,515
McDonald’s Corp.
3.63%, 05/01/43	38	42,700
3.63%, 09/01/49 (Call 03/01/49)	152	170,906
3.70%, 02/15/42	15	16,911
3.80%, 04/01/28 (Call 01/01/28)	51	57,709
4.20%, 04/01/50 (Call 10/01/49)	67	82,272
4.45%, 03/01/47 (Call 09/01/46)	127	158,299
4.45%, 09/01/48 (Call 03/01/48)	36	45,172
4.60%, 05/26/45 (Call 11/26/44)	100	126,546
4.70%, 12/09/35 (Call 06/09/35)	105	131,454
4.88%, 07/15/40	50	64,227
4.88%, 12/09/45 (Call 06/09/45)	120	157,894
5.70%, 02/01/39	59	81,556
6.30%, 10/15/37	47	67,850
6.30%, 03/01/38	75	108,896
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	25	26,071
4.38%, 04/01/30 (Call 01/01/30)(b)	25	26,053
5.00%, 01/15/44 (Call 07/15/43)	10	9,927
6.95%, 03/15/28	40	47,292
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	42	48,818
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	45	46,504
2.25%, 03/12/30 (Call 12/12/29)	90	91,863
3.35%, 03/12/50 (Call 09/12/49)	35	37,441
3.50%, 03/01/28 (Call 12/01/27)	101	112,636
3.50%, 11/15/50 (Call 05/15/50)	61	66,823
3.55%, 08/15/29 (Call 05/15/29)	50	56,073
3.75%, 12/01/47 (Call 06/01/47)	83	93,559
4.00%, 11/15/28 (Call 08/15/28)	12	13,857
4.30%, 06/15/45 (Call 12/10/44)	27	32,653
4.45%, 08/15/49 (Call 02/15/49)	71	89,487
4.50%, 11/15/48 (Call 05/15/48)	55	69,713
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	12	12,615
2.35%, 02/15/30 (Call 11/15/29)	11	11,566
2.50%, 04/15/26	60	64,484
2.65%, 09/15/30 (Call 06/15/30)	100	107,835
3.38%, 04/15/29 (Call 01/15/29)	180	202,306
3.50%, 07/01/24	12	13,009
3.63%, 04/15/46	141	169,526

Security	Par (000)	Value

Retail (continued)
3.90%, 11/15/47 (Call 05/15/47)	$15	$18,940
4.00%, 07/01/42	131	164,723
6.50%, 10/15/37	100	155,117
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	45	47,489
3.88%, 04/15/30 (Call 01/15/30)	97	112,034
4.50%, 04/15/50 (Call 10/15/49)	36	48,242
Walgreens Boots Alliance Inc., 4.10%, 04/15/50 (Call 10/15/49)	23	26,127

		11,718,300

Semiconductors — 0.6%
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)	102	113,660
5.30%, 12/15/45 (Call 06/15/45)	88	121,697
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	366	405,360
3.90%, 10/01/25 (Call 07/01/25)	90	100,246
4.35%, 04/01/47 (Call 10/01/46)	221	283,207
5.10%, 10/01/35 (Call 04/01/35)	10	13,327
5.85%, 06/15/41	240	356,510
Broadcom Inc.
3.42%, 04/15/33 (Call 01/15/33)(d)	40	42,402
3.47%, 04/15/34 (Call 01/15/34)(d)	50	52,974
3.50%, 02/15/41 (Call 08/15/40)(d)	44	45,020
3.75%, 02/15/51 (Call 08/15/50)(d)	50	52,242
4.30%, 11/15/32 (Call 08/15/32)	64	73,306
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	75	75,439
2.00%, 08/12/31 (Call 05/12/31)	100	100,564
2.60%, 05/19/26 (Call 02/19/26)	225	241,335
2.70%, 06/17/24 (Call 04/17/24)(b)	30	31,723
2.80%, 08/12/41 (Call 02/12/41)	60	60,898
2.88%, 05/11/24 (Call 03/11/24)	160	169,709
3.10%, 02/15/60 (Call 08/15/59)	17	17,315
3.15%, 05/11/27 (Call 02/11/27)	15	16,526
3.25%, 11/15/49 (Call 05/15/49)	125	133,490
3.40%, 03/25/25 (Call 02/25/25)	58	63,078
3.70%, 07/29/25 (Call 04/29/25)	69	76,004
3.73%, 12/08/47 (Call 06/08/47)	174	199,402
3.75%, 03/25/27 (Call 01/25/27)	25	28,281
3.90%, 03/25/30 (Call 12/25/29)	27	31,389
4.00%, 12/15/32	156	188,287
4.10%, 05/19/46 (Call 11/19/45)	59	71,312
4.10%, 05/11/47 (Call 11/11/46)	55	66,393
4.25%, 12/15/42	35	43,140
4.60%, 03/25/40 (Call 09/25/39)	95	120,991
4.75%, 03/25/50 (Call 09/25/49)	128	171,679
4.80%, 10/01/41	25	32,755
4.90%, 07/29/45 (Call 01/29/45)	27	36,163
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	60	65,491
5.00%, 03/15/49 (Call 09/15/48)	25	34,286
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	86	88,367
3.13%, 06/15/60 (Call 12/15/59)	55	58,252
3.75%, 03/15/26 (Call 01/15/26)	219	244,654
3.80%, 03/15/25 (Call 12/15/24)	49	53,743
4.00%, 03/15/29 (Call 12/15/28)	91	105,493
4.88%, 03/15/49 (Call 09/15/48)	55	75,876

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	$220	$228,210
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	64	72,723
4.66%, 02/15/30 (Call 11/15/29)	52	60,916
4.98%, 02/06/26 (Call 12/06/25)	165	189,887
5.33%, 02/06/29 (Call 11/06/28)	114	137,927
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	330	357,327
3.20%, 09/16/26 (Call 06/16/26)	585	643,617
3.50%, 04/01/40 (Call 10/01/39)	215	244,838
3.50%, 04/01/50 (Call 10/01/49)	152	174,499
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	71	90,168
4.80%, 05/20/45 (Call 11/20/44)	209	280,359
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	445	453,878
1.75%, 05/04/30 (Call 02/04/30)	90	90,006
2.25%, 05/01/23 (Call 02/01/23)	12	12,339
2.25%, 09/04/29 (Call 06/04/29)	104	108,656
2.63%, 05/15/24 (Call 03/15/24)	535	563,259
2.90%, 11/03/27 (Call 08/03/27)	370	404,806
3.88%, 03/15/39 (Call 09/15/38)	143	172,946
4.15%, 05/15/48 (Call 11/15/47)	195	246,874

		8,895,221

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	10	10,912
3.84%, 05/01/25 (Call 04/01/25)	65	70,860
4.20%, 05/01/30 (Call 02/01/30)	34	38,981

		120,753

Software — 1.6%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	109	97,339
3.40%, 06/15/27 (Call 03/15/27)	40	44,327
4.50%, 06/15/47 (Call 12/15/46)	69	85,724
Adobe Inc.
1.70%, 02/01/23	379	386,872
1.90%, 02/01/25 (Call 01/01/25)	703	729,566
2.15%, 02/01/27 (Call 12/01/26)	209	219,552
2.30%, 02/01/30 (Call 11/01/29)	230	240,214
3.25%, 02/01/25 (Call 11/01/24)	260	280,340
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	270	286,826
3.50%, 06/15/27 (Call 03/15/27)	281	311,272
3.60%, 12/15/22 (Call 09/15/22)	100	103,139
4.38%, 06/15/25 (Call 03/15/25)	110	122,581
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	182	199,567
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	100	105,362
4.50%, 12/01/27 (Call 09/01/27)	160	182,398
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	334	383,843
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	7	8,722
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	10	11,002
3.85%, 06/01/25 (Call 03/01/25)	22	24,157
4.20%, 10/01/28 (Call 07/01/28)	46	52,844

Security	Par (000)	Value

Software (continued)
4.40%, 07/01/49 (Call 01/01/49)	$143	$175,259
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,182	1,219,410
2.13%, 11/15/22	512	523,781
2.38%, 05/01/23 (Call 02/01/23)	410	422,448
2.40%, 08/08/26 (Call 05/08/26)	1,794	1,918,540
2.53%, 06/01/50 (Call 12/01/49)	310	309,318
2.65%, 11/03/22 (Call 09/03/22)	1,130	1,158,126
2.68%, 06/01/60 (Call 12/01/59)	412	415,477
2.70%, 02/12/25 (Call 11/12/24)	1,020	1,087,034
2.88%, 02/06/24 (Call 12/06/23)	375	396,000
2.92%, 03/17/52 (Call 09/17/51)	1,265	1,358,205
3.04%, 03/17/62 (Call 09/17/61)	276	300,065
3.13%, 11/03/25 (Call 08/03/25)	1,327	1,447,054
3.30%, 02/06/27 (Call 11/06/26)	599	668,209
3.45%, 08/08/36 (Call 02/08/36)	360	421,535
3.50%, 02/12/35 (Call 08/12/34)	290	340,901
3.50%, 11/15/42	20	23,397
3.63%, 12/15/23 (Call 09/15/23)	605	646,951
3.75%, 02/12/45 (Call 08/12/44)	5	6,077
4.25%, 02/06/47 (Call 08/06/46)	5	6,614
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	73	77,663
3.60%, 04/01/50 (Call 10/01/49)	313	326,616
3.80%, 11/15/37 (Call 05/15/37)	232	254,346
3.85%, 07/15/36 (Call 01/15/36)	44	48,809
3.85%, 04/01/60 (Call 10/01/59)	334	359,230
3.90%, 05/15/35 (Call 11/15/34)	57	64,063
3.95%, 03/25/51 (Call 09/25/50)	72	79,801
4.00%, 07/15/46 (Call 01/15/46)	108	119,052
4.00%, 11/15/47 (Call 05/15/47)	150	164,919
4.10%, 03/25/61 (Call 09/25/60)	14	15,771
4.13%, 05/15/45 (Call 11/15/44)	68	76,341
4.30%, 07/08/34 (Call 01/08/34)	95	110,528
4.38%, 05/15/55 (Call 11/15/54)	72	84,530
4.50%, 07/08/44 (Call 01/08/44)	45	53,295
5.38%, 07/15/40	72	93,364
6.13%, 07/08/39	50	69,048
6.50%, 04/15/38	46	65,460
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)(b)	145	151,786
2.95%, 09/15/29 (Call 06/15/29)	90	96,755
3.65%, 09/15/23 (Call 08/15/23)	275	292,031
3.80%, 12/15/26 (Call 09/15/26)	124	138,700
3.85%, 12/15/25 (Call 09/15/25)	55	60,886
4.20%, 09/15/28 (Call 06/15/28)	205	236,574
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	1,345	1,406,251
3.70%, 04/11/28 (Call 01/11/28)	245	278,663
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	1,145	1,171,495
3.90%, 08/21/27 (Call 05/21/27)	245	274,486
4.50%, 05/15/25 (Call 04/15/25)	80	89,371
4.65%, 05/15/27 (Call 03/15/27)	70	80,942
4.70%, 05/15/30 (Call 02/15/30)	133	158,883

		23,219,707

Telecommunications — 1.4%
America Movil SAB de CV
6.13%, 11/15/37	2	2,789
6.13%, 03/30/40	262	376,502

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
AT&T Inc.
3.30%, 02/01/52 (Call 08/01/51)	$60	$59,765
3.50%, 06/01/41 (Call 12/01/40)	205	216,496
3.50%, 09/15/53 (Call 03/15/53)(d)	509	522,478
3.50%, 02/01/61 (Call 08/01/60)	326	323,288
3.55%, 09/15/55 (Call 03/15/55)(d)	251	256,409
3.65%, 06/01/51 (Call 12/01/50)	139	147,079
3.65%, 09/15/59 (Call 03/15/59)(d)	228	234,619
3.80%, 12/01/57 (Call 06/01/57)(d)	315	335,283
3.85%, 06/01/60 (Call 12/01/59)	105	111,948
4.30%, 02/15/30 (Call 11/15/29)	281	326,401
4.50%, 05/15/35 (Call 11/15/34)	249	295,015
4.50%, 03/09/48 (Call 09/09/47)	147	175,239
4.55%, 03/09/49 (Call 09/09/48)	101	121,069
4.65%, 06/01/44 (Call 12/01/43)	70	83,943
4.75%, 05/15/46 (Call 11/15/45)	10	12,241
4.85%, 03/01/39 (Call 09/01/38)	40	49,024
4.85%, 07/15/45 (Call 01/15/45)	30	37,073
4.90%, 08/15/37 (Call 02/14/37)	48	59,474
4.90%, 06/15/42	52	64,812
5.15%, 03/15/42	5	6,352
5.15%, 02/15/50 (Call 08/14/49)	132	170,925
5.25%, 03/01/37 (Call 09/01/36)	50	63,440
5.35%, 09/01/40	28	36,324
5.55%, 08/15/41	20	26,599
5.70%, 03/01/57 (Call 09/01/56)	47	65,491
6.00%, 08/15/40 (Call 05/15/40)	5	6,889
6.30%, 01/15/38	10	14,201
6.55%, 02/15/39	8	11,477
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	360	389,614
9.63%, 12/15/30	507	782,636
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	231	239,508
2.50%, 09/20/26 (Call 06/20/26)	242	260,375
2.60%, 02/28/23	210	217,392
2.95%, 02/28/26	175	190,888
3.50%, 06/15/25	20	22,030
3.63%, 03/04/24	215	232,065
5.50%, 01/15/40	295	417,325
5.90%, 02/15/39	162	235,806
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	17	19,576
4.38%, 11/15/57 (Call 05/15/57)	81	99,772
4.75%, 03/15/42	56	71,472
5.35%, 11/15/48 (Call 05/15/48)	24	33,506
5.45%, 11/15/79 (Call 05/15/79)	105	148,888
5.75%, 08/15/40	53	73,031
5.85%, 11/15/68 (Call 05/15/68)	65	97,139
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	256	385,108
Juniper Networks Inc., 5.95%, 03/15/41	44	59,298
Koninklijke KPN NV, 8.38%, 10/01/30	625	896,531
Motorola Solutions Inc.
4.00%, 09/01/24	365	398,536
4.60%, 02/23/28 (Call 11/23/27)	488	567,510
4.60%, 05/23/29 (Call 02/23/29)	132	154,862
5.50%, 09/01/44	170	223,042
Orange SA
5.38%, 01/13/42	270	368,364

Security	Par (000)	Value

Telecommunications (continued)
5.50%, 02/06/44 (Call 08/06/43)	$100	$140,252
9.00%, 03/01/31	495	782,714
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	84	89,931
3.00%, 03/15/23 (Call 12/15/22)	166	171,347
3.63%, 12/15/25 (Call 09/15/25)	292	320,517
3.70%, 11/15/49 (Call 05/15/49)	55	58,615
4.10%, 10/01/23 (Call 07/01/23)	124	131,943
4.30%, 02/15/48 (Call 08/15/47)	160	184,298
4.35%, 05/01/49 (Call 11/01/48)	200	234,066
4.50%, 03/15/43 (Call 09/15/42)	37	43,450
5.00%, 03/15/44 (Call 09/15/43)	165	207,301
5.45%, 10/01/43 (Call 04/01/43)	50	66,278
7.50%, 08/15/38	17	26,384
Telefonica Emisiones SA
4.90%, 03/06/48	160	194,669
5.52%, 03/01/49 (Call 09/01/48)	162	213,472
7.05%, 06/20/36	261	379,350
Telefonica Europe BV, 8.25%, 09/15/30	60	87,701
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	85	91,162
3.70%, 09/15/27 (Call 06/15/27)	105	118,504
4.30%, 06/15/49 (Call 12/15/48)	106	129,319
4.60%, 11/16/48 (Call 05/16/48)	51	65,741
T-Mobile USA Inc.
3.30%, 02/15/51 (Call 08/15/50)	30	30,100
3.40%, 10/15/52 (Call 04/15/52)(d)	50	50,741
3.60%, 11/15/60 (Call 05/15/60)	115	118,309
3.60%, 11/15/60 (Call 05/15/60)(d)	50	51,165
3.88%, 04/15/30 (Call 01/15/30)	280	313,617
4.38%, 04/15/40 (Call 10/15/39)	129	150,961
4.50%, 04/15/50 (Call 10/15/49)	279	334,962
Verizon Communications Inc.
2.88%, 11/20/50 (Call 05/20/50)	15	14,426
2.99%, 10/30/56 (Call 04/30/56)	291	280,699
3.70%, 03/22/61 (Call 09/22/60)	95	104,410
3.85%, 11/01/42 (Call 05/01/42)	86	97,982
4.13%, 08/15/46	134	157,364
4.27%, 01/15/36	280	334,286
4.40%, 11/01/34 (Call 05/01/34)	476	573,789
4.50%, 08/10/33	189	228,805
4.52%, 09/15/48	222	279,669
4.67%, 03/15/55	75	97,489
4.75%, 11/01/41	129	161,362
4.81%, 03/15/39	112	142,264
4.86%, 08/21/46	238	310,323
5.01%, 04/15/49	61	81,548
5.01%, 08/21/54	65	89,463
5.25%, 03/16/37	40	52,974
5.50%, 03/16/47	37	52,416
5.85%, 09/15/35	50	68,861
6.55%, 09/15/43	10	15,969
7.75%, 12/01/30	5	7,297
Vodafone Group PLC
2.95%, 02/19/23	30	31,096
3.75%, 01/16/24	60	64,628
4.13%, 05/30/25	551	613,550
4.25%, 09/17/50	175	206,920
4.38%, 05/30/28	195	226,570
4.38%, 02/19/43	22	26,134

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.88%, 06/19/49	$230	$294,959
5.00%, 05/30/38	98	124,882
5.13%, 06/19/59	110	147,257
5.25%, 05/30/48	104	138,464
6.15%, 02/27/37	275	384,433
6.25%, 11/30/32	60	81,451
7.88%, 02/15/30	100	144,201

		21,219,729

Textiles — 0.0%
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	50	55,364

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
2.60%, 11/19/22	62	63,721
3.00%, 11/19/24 (Call 10/19/24)	195	207,193
3.50%, 09/15/27 (Call 06/15/27)	189	207,539
3.55%, 11/19/26 (Call 09/19/26)	79	86,634
3.90%, 11/19/29 (Call 08/19/29)	826	923,567
5.10%, 05/15/44 (Call 11/15/43)	170	208,617
6.35%, 03/15/40	5	7,004

		1,704,275

Transportation — 0.6%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3 mo. LIBOR US + 2.350%)(a)	23	26,413
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	52	54,607
3.55%, 02/15/50 (Call 08/15/49)	28	31,905
3.90%, 08/01/46 (Call 02/01/46)	67	79,570
4.05%, 06/15/48 (Call 12/15/47)	50	61,013
4.13%, 06/15/47 (Call 12/15/46)	37	45,480
4.15%, 04/01/45 (Call 10/01/44)	57	69,654
4.15%, 12/15/48 (Call 06/15/48)	18	22,378
4.38%, 09/01/42 (Call 03/01/42)	10	12,461
4.40%, 03/15/42 (Call 09/15/41)	10	12,460
4.45%, 03/15/43 (Call 09/15/42)	105	133,100
4.55%, 09/01/44 (Call 03/01/44)	10	12,789
4.70%, 09/01/45 (Call 03/01/45)	10	13,118
4.90%, 04/01/44 (Call 10/01/43)	40	53,671
4.95%, 09/15/41 (Call 03/15/41)	2	2,640
5.05%, 03/01/41 (Call 09/01/40)	31	41,304
5.15%, 09/01/43 (Call 03/01/43)	77	105,826
5.40%, 06/01/41 (Call 12/01/40)	5	6,935
5.75%, 05/01/40 (Call 11/01/39)	140	198,708
6.20%, 08/15/36	25	36,043
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	120	126,883
3.65%, 02/03/48 (Call 08/03/47)	52	59,216
4.45%, 01/20/49 (Call 07/20/48)	40	51,410
6.20%, 06/01/36	30	43,001
6.25%, 08/01/34	10	14,189
6.38%, 11/15/37	41	59,722
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	20	24,750
4.80%, 08/01/45 (Call 02/01/45)	45	57,943
5.95%, 05/15/37	30	41,681
6.13%, 09/15/15 (Call 03/15/15)	25	39,195
7.13%, 10/15/31	25	35,570
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	75	86,094

Security	Par (000)	Value

Transportation (continued)
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	$5	$5,171
3.35%, 09/15/49 (Call 03/15/49)	25	26,931
3.80%, 11/01/46 (Call 05/01/46)	65	74,708
3.80%, 04/15/50 (Call 10/15/49)	105	121,423
3.95%, 05/01/50 (Call 11/01/49)	43	51,149
4.10%, 03/15/44 (Call 09/15/43)	45	53,207
4.25%, 11/01/66 (Call 05/01/66)	35	43,745
4.30%, 03/01/48 (Call 09/01/47)	45	55,422
4.40%, 03/01/43 (Call 09/01/42)	28	34,024
4.50%, 03/15/49 (Call 09/15/48)	54	68,508
4.50%, 08/01/54 (Call 02/01/54)	35	45,040
4.65%, 03/01/68 (Call 09/01/67)	103	136,918
4.75%, 05/30/42 (Call 11/30/41)	105	134,037
4.75%, 11/15/48 (Call 05/15/48)	28	36,781
5.50%, 04/15/41 (Call 10/15/40)	110	150,249
6.00%, 10/01/36	97	135,316
6.15%, 05/01/37	44	62,475
6.22%, 04/30/40	25	36,784
FedEx Corp.
3.90%, 02/01/35	49	56,427
4.05%, 02/15/48 (Call 08/15/47)	60	69,863
4.10%, 04/15/43	48	55,494
4.10%, 02/01/45	35	40,636
4.40%, 01/15/47 (Call 07/15/46)	30	36,268
4.55%, 04/01/46 (Call 10/01/45)	163	200,317
4.75%, 11/15/45 (Call 05/15/45)	113	142,552
4.90%, 01/15/34	12	15,059
4.95%, 10/17/48 (Call 04/17/48)	31	40,781
5.10%, 01/15/44	60	78,492
5.25%, 05/15/50 (Call 11/15/49)	240	331,471
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	270	285,763
3.00%, 05/15/23 (Call 02/15/23)	20	20,723
3.50%, 05/01/50 (Call 11/01/49)	60	64,363
4.20%, 11/15/69 (Call 05/15/69)	155	181,135
4.30%, 05/15/43 (Call 11/15/42)	52	61,622
4.70%, 05/01/48 (Call 11/01/47)	141	176,119
4.95%, 08/15/45 (Call 02/15/45)	320	411,491
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	105	110,354
2.90%, 08/25/51 (Call 02/25/51)	50	49,667
3.16%, 05/15/55 (Call 11/15/54)	10	10,315
3.40%, 11/01/49 (Call 05/01/49)	76	81,998
3.94%, 11/01/47 (Call 05/01/47)	40	46,604
3.95%, 10/01/42 (Call 04/01/42)	32	37,580
4.05%, 08/15/52 (Call 02/15/52)	89	106,480
4.10%, 05/15/49 (Call 11/15/48)	15	18,063
4.15%, 02/28/48 (Call 08/28/47)	124	148,579
4.45%, 06/15/45 (Call 12/15/44)	56	69,691
4.65%, 01/15/46 (Call 07/15/45)	50	63,568
4.84%, 10/01/41	40	52,035
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	53	54,023
2.50%, 09/01/24 (Call 08/01/24)	285	298,669
3.40%, 03/01/23 (Call 02/01/23)	160	166,603
3.65%, 03/18/24 (Call 02/18/24)	10	10,717
3.75%, 06/09/23 (Call 05/09/23)	237	249,995
3.88%, 12/01/23 (Call 11/01/23)	65	69,575
4.63%, 06/01/25 (Call 05/01/25)	95	106,769

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Union Pacific Corp.
3.25%, 02/05/50 (Call 08/05/49)	$5	$5,330
3.35%, 08/15/46 (Call 02/15/46)	39	42,226
3.60%, 09/15/37 (Call 03/15/37)	10	11,312
3.75%, 02/05/70 (Call 08/05/69)	52	59,195
3.80%, 10/01/51 (Call 04/01/51)	59	68,761
3.80%, 04/06/71 (Call 10/06/70)(d)	35	40,205
3.84%, 03/20/60 (Call 09/20/59)	42	48,790
3.88%, 02/01/55 (Call 08/01/54)	40	46,159
3.95%, 08/15/59 (Call 02/15/59)	15	17,791
4.00%, 04/15/47 (Call 10/15/46)	25	29,469
4.05%, 11/15/45 (Call 05/15/45)	49	57,795
4.05%, 03/01/46 (Call 09/01/45)	35	41,263
4.10%, 09/15/67 (Call 03/15/67)	45	54,283
4.50%, 09/10/48 (Call 03/10/48)	250	316,582
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	76	86,181
3.40%, 09/01/49 (Call 03/01/49)	110	125,228
3.63%, 10/01/42	20	23,289
3.75%, 11/15/47 (Call 05/15/47)	140	167,591
4.25%, 03/15/49 (Call 09/15/48)	45	57,841
4.88%, 11/15/40 (Call 05/15/40)	35	46,660
5.20%, 04/01/40 (Call 10/01/39)	45	61,482
5.30%, 04/01/50 (Call 10/01/49)	98	145,264
6.20%, 01/15/38	56	83,333

		8,587,508

Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	80	85,452
3.25%, 09/15/26 (Call 06/15/26)	30	32,416
3.50%, 03/15/28 (Call 12/15/27)	45	49,720
3.85%, 03/30/27 (Call 12/30/26)	15	16,553
4.35%, 02/15/24 (Call 01/15/24)	45	48,712
4.55%, 11/07/28 (Call 08/07/28)	164	191,777
4.70%, 04/01/29 (Call 01/01/29)	10	11,751
5.20%, 03/15/44 (Call 09/15/43)	85	110,203

		546,584

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	37	39,531
3.45%, 06/01/29 (Call 03/01/29)	52	57,884
3.45%, 05/01/50 (Call 11/01/49)	95	104,186
3.75%, 09/01/47 (Call 03/01/47)	212	243,014
4.00%, 12/01/46 (Call 06/01/46)	36	43,124
4.15%, 06/01/49 (Call 12/01/48)	38	46,444
4.20%, 09/01/48 (Call 03/01/48)	96	118,427
4.30%, 12/01/42 (Call 06/01/42)	50	61,723
4.30%, 09/01/45 (Call 03/01/45)	15	18,463
6.59%, 10/15/37	10	15,010
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	27	28,261
3.35%, 04/15/50 (Call 10/15/49)	108	113,484
3.57%, 05/01/29 (Call 02/01/29)	60	66,875
4.28%, 05/01/49 (Call 11/01/48)	78	94,148

		1,050,574

Total Corporate Bonds & Notes — 28.5% (Cost: $419,342,653)		425,500,933

Security	Par (000)	Value

Foreign Government Obligations(f)

Canada — 0.2%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	$180	$272,037
Series HK, 9.38%, 04/15/30	60	95,017
Series HQ, 9.50%, 11/15/30	100	163,860
Series IO, 8.05%, 07/07/24	1,149	1,382,500
Province of Alberta Canada
1.30%, 07/22/30	351	341,927
1.88%, 11/13/24	20	20,819
3.30%, 03/15/28	564	635,583
Province of Quebec Canada, Series PD, 7.50%, 09/15/29	394	571,351

		3,483,094

Chile — 0.0%
Chile Government International Bond, 3.50%, 01/25/50 (Call 07/25/49)	417	447,624

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	208	353,843

Indonesia — 0.0%
Indonesia Government International Bond
4.10%, 04/24/28	230	261,712
4.45%, 04/15/70	392	467,770

		729,482

Israel — 0.1%
Israel Government International Bond
3.88%, 07/03/50	350	412,867
4.13%, 01/17/48	225	277,589
4.50%, 01/30/43	45	57,380

		747,836

Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/49	257	294,167
5.38%, 06/15/33	656	841,524

		1,135,691

Mexico — 0.3%
Mexico Government International Bond
3.75%, 01/11/28	545	603,326
4.35%, 01/15/47	132	140,729
4.50%, 01/31/50 (Call 07/31/49)	257	279,606
4.60%, 01/23/46	292	321,039
4.60%, 02/10/48	267	292,581
4.75%, 03/08/44	290	326,534
5.55%, 01/21/45	225	277,315
5.75%, 10/12/10	279	340,771
6.05%, 01/11/40	298	380,275
6.75%, 09/27/34	301	406,961
7.50%, 04/08/33	30	42,766
8.30%, 08/15/31	255	379,606

		3,791,509

Panama — 0.1%
Panama Government International Bond
4.50%, 04/01/56 (Call 10/01/55)	252	288,081
6.70%, 01/26/36	407	558,754
9.38%, 04/01/29	162	240,340

		1,087,175

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru — 0.1%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	$50	$44,924
3.23%, 07/28/21 (Call 01/28/21)	15	13,191
5.63%, 11/18/50	217	302,359
6.55%, 03/14/37	251	347,532
8.75%, 11/21/33	267	420,106

		1,128,112

Philippines — 0.1%
Philippine Government International Bond
3.70%, 03/01/41	272	300,636
3.70%, 02/02/42	117	129,451
3.95%, 01/20/40	87	99,151
5.00%, 01/13/37	252	321,560
6.38%, 01/15/32	110	152,678
6.38%, 10/23/34	102	145,112
7.75%, 01/14/31	110	163,059
9.50%, 02/02/30	127	200,980

		1,512,627

South Korea — 0.0%
Korea International Bond, 4.13%, 06/10/44	435	569,754

Supranational — 2.0%
Asian Development Bank
6.22%, 08/15/27 (Call 08/15/22)	265	340,241
6.38%, 10/01/28	41	54,890
European Investment Bank
0.75%, 10/26/26	290	288,881
1.38%, 05/15/23	40	40,803
2.25%, 08/15/22	122	124,478
2.38%, 05/24/27	485	523,848
2.50%, 03/15/23	365	378,027
2.88%, 08/15/23	474	498,293
3.13%, 12/14/23	350	372,439
3.25%, 01/29/24	289	309,149
4.88%, 02/15/36	668	939,014
Inter-American Development Bank
0.50%, 05/24/23	65	65,348
1.75%, 09/14/22	15	15,251
1.75%, 03/14/25	260	270,676
2.25%, 06/18/29	585	630,156
2.38%, 07/07/27	522	563,295
2.50%, 01/18/23	168	173,447
2.63%, 01/16/24	160	168,659
3.00%, 09/26/22	5	5,153
3.00%, 10/04/23	205	216,665
3.00%, 02/21/24	780	830,606
3.13%, 09/18/28	535	606,904
3.20%, 08/07/42	335	397,675
3.88%, 10/28/41	430	562,371
4.38%, 01/24/44	370	519,484
International Bank for Reconstruction & Development
0.63%, 04/22/25	1,160	1,161,740
0.75%, 03/11/25	90	90,563
0.75%, 11/24/27	1,000	983,270
0.75%, 08/26/30	1,795	1,711,281
0.88%, 05/14/30	630	609,462
1.50%, 08/28/24	885	912,621
1.60%, 10/20/26 (Call 10/20/21)(e)(g)	80	80,074
1.63%, 01/15/25	928	962,076
1.75%, 04/19/23	255	261,464

Security	Par (000)	Value

Supranational (continued)
1.75%, 10/23/29	$77	$80,115
1.88%, 06/19/23	160	164,781
1.88%, 10/27/26	1,774	1,865,414
2.13%, 02/13/23(b)	55	56,558
2.13%, 03/03/25	655	690,547
2.50%, 03/19/24	1,305	1,375,666
2.50%, 11/25/24	598	636,302
2.50%, 07/29/25	1,481	1,587,291
2.50%, 11/22/27	1,045	1,139,050
3.00%, 09/27/23	2,138	2,258,754
3.13%, 11/20/25	615	677,552
4.75%, 02/15/35	264	358,583
7.63%, 01/19/23	665	733,468
International Finance Corp.
0.50%, 03/20/23	1,000	1,005,000
1.38%, 10/16/24	1,026	1,054,041
2.00%, 10/24/22	128	130,706
2.13%, 04/07/26	150	159,234
2.88%, 07/31/23	110	115,506

		29,756,872

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	65	78,065
4.98%, 04/20/55	224	295,409
5.10%, 06/18/50	397	530,611
7.63%, 03/21/36	98	150,122

		1,054,207

Total Foreign Government Obligations — 3.1% (Cost: $45,538,099)		45,797,826

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 7.55%, 04/01/39(b)	35	60,070

Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	95	112,439

Total Municipal Debt Obligations — 0.0% (Cost: $140,212)		172,509

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.7%
Federal Home Loan Mortgage Corp
2.00%, 08/01/36	752	782,186
2.00%, 09/01/36	2,650	2,743,832
Federal Home Loan Mortgage Corp.
1.50%, 09/16/36(h)	10,675	10,845,820
1.50%, 09/14/51(h)	12,250	12,038,975
2.00%, 08/01/51	100	101,627
2.50%, 01/01/32	145	152,414
2.50%, 07/01/36	1,634	1,714,457
2.50%, 11/01/50	1,849	1,929,849
3.00%, 05/01/29	6,416	6,778,590
3.00%, 03/01/46	529	559,122
3.00%, 09/01/46	464	494,484
3.00%, 12/01/46	628	663,883
3.00%, 03/01/48	1,772	1,869,911
3.00%, 05/01/51	413	447,174

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 05/01/33	$32	$34,068
3.50%, 06/01/34	26	27,698
3.50%, 03/01/38	46	49,176
3.50%, 10/01/42	14	15,667
3.50%, 10/01/44	17	18,335
3.50%, 07/01/47	22	23,861
3.50%, 09/01/47	21	22,741
3.50%, 11/01/47	444	471,041
3.50%, 02/01/48	261	276,712
3.50%, 03/01/48	9	9,035
4.00%, 09/01/45	9	9,901
4.00%, 01/01/48	624	670,874
4.00%, 02/01/48	7	8,070
4.00%, 01/01/49	17	18,908
4.50%, 10/01/48	23	25,739
4.50%, 01/01/49	6	6,477
5.00%, 12/01/49	616	693,183
Federal National Mortgage Association
1.50%, 10/14/51(h)	2,500	2,452,835
2.00%, 06/01/36	1,883	1,952,261
2.00%, 08/01/36	809	841,485
2.00%, 07/01/50	1,663	1,686,501
2.00%, 12/01/50	286	291,125
2.00%, 06/01/51	2,742	2,786,808
2.00%, 07/01/51	3,364	3,414,899
2.00%, 08/01/51	1,246	1,263,785
2.00%, 10/14/51(h)	4,175	4,224,094
2.50%, 05/01/36	2,837	2,978,214
2.50%, 06/01/36	654	686,176
2.50%, 07/01/36	894	945,269
2.50%, 11/01/50	3,663	3,821,657
2.50%, 01/01/51	237	247,573
2.50%, 03/01/51	1,557	1,626,243
2.50%, 07/01/51	1,471	1,531,733
2.50%, 08/01/51	5,306	5,550,250
2.50%, 10/14/51(h)	2,625	2,721,185
3.00%, 03/01/30	1,557	1,645,484
3.00%, 01/01/48	96	101,379
3.00%, 06/01/51	3,920	4,117,022
3.00%, 08/01/51	1,198	1,288,887
3.50%, 07/01/47	2,215	2,394,288
3.50%, 10/01/47	1,756	1,864,297
3.50%, 06/01/49	936	993,371
4.00%, 03/01/49	2,874	3,076,168
4.00%, 04/01/50	2,351	2,516,630
4.50%, 10/01/48	683	737,675
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,975	2,168,743
FHLMC Multifamily Structured Pass Through Certificates
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	225	233,857
Series K047, Class A2, 3.33%, 05/25/25 (Call 05/25/25)(a)	200	217,610
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	225	244,616
Series K062, Class A2, 3.41%, 12/25/26 (Call 12/25/26)	100	111,741
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	1,000	1,097,617
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	300	325,760

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K115, Class A2, 1.38%, 06/25/30 (Call 06/25/30)	$1,920	$1,914,355
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	900	911,869
Freddie Mac Pool, 4.00%, 05/01/50	1,767	1,896,683
Government National Mortgage Association
1.50%, 09/21/51(h)	275	271,981
2.00%, 04/20/51	3,901	3,983,957
2.00%, 09/21/51(h)	17,000	17,352,617
2.50%, 12/20/46	172	179,672
2.50%, 08/20/50	511	529,827
2.50%, 09/20/50	696	720,693
2.50%, 01/20/51	1,880	1,949,264
2.50%, 02/20/51	2,271	2,357,302
2.50%, 07/20/51	2,525	2,620,023
2.50%, 08/20/51	5,450	5,656,040
2.50%, 09/21/51(h)	12,883	13,360,074
3.00%, 07/20/45	87	91,578
3.00%, 11/20/45	395	418,246
3.00%, 12/20/45	69	72,842
3.00%, 01/20/46	37	39,223
3.00%, 03/20/46	666	706,212
3.00%, 04/20/46	18	18,692
3.00%, 05/20/46	45	47,282
3.00%, 08/20/46	550	580,253
3.00%, 09/20/46	1,341	1,413,834
3.00%, 11/20/46	34	35,941
3.00%, 02/15/47	31	32,636
3.00%, 03/20/47	13	14,096
3.00%, 06/20/47	43	45,447
3.00%, 12/20/47	95	100,153
3.00%, 01/20/48	147	154,857
3.00%, 02/20/48	31	32,311
3.00%, 04/20/49	1,430	1,505,245
3.00%, 01/20/50	1,544	1,614,201
3.00%, 02/20/50	338	353,034
3.00%, 07/20/50	2,008	2,099,783
3.00%, 08/20/50	224	233,719
3.00%, 12/20/50	2,147	2,244,581
3.00%, 01/20/51	4,141	4,329,350
3.00%, 02/20/51	537	561,893
3.00%, 09/21/51(h)	2,275	2,378,353
3.50%, 09/20/42	50	54,600
3.50%, 12/20/42	45	49,069
3.50%, 09/20/45	4,255	4,548,584
3.50%, 11/20/46	14	14,565
3.50%, 01/20/47	13	13,750
3.50%, 06/20/47	12	12,622
3.50%, 08/20/47	175	189,419
3.50%, 09/20/47	4,239	4,497,910
3.50%, 11/20/47	53	55,790
3.50%, 02/20/48	28	29,957
3.50%, 08/20/48	52	55,327
3.50%, 01/20/49	23	23,920
3.50%, 01/20/50	1,197	1,258,484
3.50%, 03/20/50	818	859,654
3.50%, 08/20/50	353	371,891
3.50%, 05/20/51	1,032	1,095,710
3.50%, 09/21/51(h)	2,738	2,882,057
4.00%, 04/20/47	110	117,635
4.00%, 07/20/47	126	135,440

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 11/20/47	$26	$27,332
4.00%, 04/20/48	5	5,586
4.00%, 05/15/48	9	10,119
4.00%, 05/20/48	19	20,730
4.00%, 08/20/48	42	44,489
4.00%, 09/20/48	107	113,504
4.00%, 11/20/48	1,207	1,283,095
4.00%, 02/20/50	93	98,900
4.00%, 09/21/51(h)	10,913	11,554,139
4.50%, 06/20/48	41	43,903
4.50%, 08/20/48	7	7,105
4.50%, 09/20/48	490	524,625
4.50%, 10/20/48	250	267,105
4.50%, 12/20/48	96	103,222
4.50%, 01/20/49	373	397,892
4.50%, 03/20/49	5	5,351
4.50%, 06/20/49	69	73,843
4.50%, 07/20/49	30	32,063
4.50%, 08/20/49	7	7,927
4.50%, 09/21/51(h)	448	477,400
5.00%, 04/20/48	12	13,331
5.00%, 05/20/48	6	6,142
5.00%, 11/20/48	5	5,073
5.00%, 12/20/48	10	10,515
5.00%, 01/20/49	50	54,995
5.00%, 06/20/49	779	851,382
5.00%, 09/21/51(h)	1,663	1,786,556
Uniform Mortgage-Backed Securities
2.00%, 12/01/35	2,293	2,376,784
2.00%, 02/01/36	6,586	6,835,390
2.00%, 03/01/36	688	713,669
2.00%, 05/01/36	685	710,076
2.00%, 09/16/36(h)	8,373	8,663,977
2.00%, 09/01/50	1,482	1,504,920
2.00%, 10/01/50	590	599,688
2.00%, 12/01/50	738	751,774
2.00%, 01/01/51	4,609	4,682,368
2.00%, 02/01/51	3,741	3,796,889
2.00%, 03/01/51	2,326	2,362,634
2.00%, 04/01/51	4,876	4,950,335
2.00%, 05/01/51	5,043	5,119,982
2.00%, 06/01/51	2,060	2,090,618
2.00%, 09/14/51(h)	36,514	37,014,641
2.50%, 01/01/32	118	123,333
2.50%, 04/01/32	545	573,726
2.50%, 06/01/32	211	221,519
2.50%, 01/01/33	119	124,550
2.50%, 11/01/34	690	721,383
2.50%, 07/01/35	803	848,961
2.50%, 10/01/35	3,280	3,448,631
2.50%, 03/01/36	1,223	1,296,516
2.50%, 09/16/36(h)	359	375,412
2.50%, 04/01/47	17	18,210
2.50%, 06/01/50	109	113,400
2.50%, 07/01/50	305	320,619
2.50%, 08/01/50	339	354,563
2.50%, 09/01/50	2,042	2,130,039
2.50%, 10/01/50	871	905,149
2.50%, 11/01/50	4,351	4,536,895
2.50%, 01/01/51	1,136	1,182,176

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 02/01/51	$5,062	$5,258,755
2.50%, 03/01/51	882	921,904
2.50%, 05/01/51	3,706	3,852,252
2.50%, 06/01/51	1,059	1,100,640
2.50%, 09/14/51(h)	12,369	12,846,366
3.00%, 03/01/30	312	329,018
3.00%, 01/01/31	74	78,088
3.00%, 08/01/32	137	144,897
3.00%, 10/01/33	58	60,999
3.00%, 07/01/34	15	16,263
3.00%, 09/01/34	97	103,486
3.00%, 11/01/34	42	44,879
3.00%, 12/01/34	111	117,253
3.00%, 03/01/35	355	373,516
3.00%, 07/01/35	287	302,429
3.00%, 09/16/36(h)	2,059	2,170,717
3.00%, 07/01/46	624	660,096
3.00%, 11/01/46	1,323	1,398,176
3.00%, 12/01/46	614	649,229
3.00%, 12/01/47	282	298,074
3.00%, 03/01/48	38	40,394
3.00%, 11/01/48	195	205,788
3.00%, 09/01/49	16	16,709
3.00%, 11/01/49	13	13,259
3.00%, 12/01/49	242	253,013
3.00%, 02/01/50	89	93,789
3.00%, 03/01/50	237	248,265
3.00%, 04/01/50	394	412,657
3.00%, 05/01/50	59	61,846
3.00%, 06/01/50	3,207	3,387,047
3.00%, 07/01/50	557	584,363
3.00%, 08/01/50	2,301	2,463,685
3.00%, 10/01/50	3,759	3,975,208
3.00%, 01/01/51	1,059	1,123,538
3.00%, 04/01/51	9,207	9,806,538
3.00%, 09/14/51(h)	5,500	5,753,301
3.50%, 06/01/33	36	38,937
3.50%, 11/01/33	32	33,896
3.50%, 02/01/34	669	723,336
3.50%, 07/01/34	59	63,122
3.50%, 08/01/34	22	23,399
3.50%, 01/01/35	25	26,772
3.50%, 09/16/36(h)	1,547	1,651,247
3.50%, 08/01/45	61	66,587
3.50%, 01/01/46	145	156,580
3.50%, 09/01/46	581	632,646
3.50%, 01/01/47	80	85,746
3.50%, 07/01/47	618	656,042
3.50%, 08/01/47	19	20,469
3.50%, 09/01/47	258	273,254
3.50%, 01/01/48	170	180,125
3.50%, 02/01/48	1,168	1,239,595
3.50%, 04/01/48	106	112,345
3.50%, 07/01/48	276	293,858
3.50%, 11/01/48	17	17,880
3.50%, 01/01/49	188	199,558
3.50%, 02/01/49	431	466,811
3.50%, 06/01/49	940	998,089
3.50%, 11/01/49	86	90,455
3.50%, 03/01/50	48	50,234

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/01/50	$259	$277,104
3.50%, 05/01/50	8,990	9,516,996
3.50%, 09/14/51(h)	11,480	12,144,584
4.00%, 07/01/33	23	24,325
4.00%, 09/16/36(h)	800	849,312
4.00%, 01/01/46	398	439,465
4.00%, 10/01/46	13	14,149
4.00%, 07/01/47	3,020	3,247,347
4.00%, 08/01/47	515	563,517
4.00%, 09/01/47	677	727,341
4.00%, 09/01/48	4,000	4,281,697
4.00%, 10/01/48	10	10,587
4.00%, 12/01/48	5	5,280
4.00%, 03/01/49	35	38,069
4.00%, 05/01/49	25	27,397
4.00%, 06/01/49	25	27,145
4.00%, 07/01/49	28	30,930
4.00%, 11/01/49	27	28,916
4.00%, 12/01/49	19	20,625
4.00%, 04/01/50	928	1,002,076
4.00%, 05/01/50	442	473,829
4.00%, 09/14/51(h)	8,752	9,377,239
4.50%, 09/16/36(h)	25	26,182
4.50%, 10/01/47	14	15,406
4.50%, 08/01/48	38	41,410
4.50%, 10/01/48	227	248,825
4.50%, 11/01/48	35	38,153
4.50%, 12/01/48	52	56,291
4.50%, 01/01/49	120	129,831
4.50%, 02/01/49	195	211,118
4.50%, 04/01/49	286	314,509
4.50%, 05/01/49	23	24,755
4.50%, 07/01/49	23	25,129
4.50%, 08/01/49	10	10,492
4.50%, 03/01/50	193	208,074
4.50%, 06/01/50	777	847,460
4.50%, 09/14/51(h)	2,325	2,514,442
5.00%, 06/01/48	228	256,208
5.00%, 08/01/48	12	13,475
5.00%, 04/01/49	23	24,667
5.00%, 09/14/51(h)	961	1,053,421
5.50%, 09/14/51(h)	50	55,793
Series 2017-M11, Class A2, 2.98%, 08/25/29	150	167,209

		428,728,902

U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks, 3.25%, 11/16/28	100	114,496
Federal National Mortgage Association
1.63%, 01/07/25	300	311,793
5.63%, 07/15/37	1,977	3,034,972
6.21%, 08/06/38	10	16,166
6.25%, 05/15/29	53	72,571
6.63%, 11/15/30	55	79,881

		3,629,879

U.S. Government Obligations — 37.1%
U.S. Treasury Note/Bond
0.13%, 10/31/22	1,500	1,500,352
0.13%, 11/30/22	2,850	2,850,334
0.13%, 12/31/22	12,100	12,099,527
0.13%, 05/15/23	1,300	1,299,137

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.13%, 08/15/23	$1,500	$1,497,949
0.13%, 09/15/23	4,550	4,541,469
0.13%, 10/15/23	2,600	2,594,109
0.13%, 12/15/23	16,900	16,847,187
0.13%, 01/15/24	12,400	12,354,469
0.25%, 06/15/23	2,300	2,302,965
0.25%, 11/15/23	6,050	6,050,473
0.25%, 03/15/24	5,950	5,941,633
0.25%, 05/15/24	8,250	8,228,086
0.25%, 06/15/24	15,550	15,500,191
0.25%, 05/31/25	300	296,344
0.25%, 06/30/25	2,000	1,974,375
0.25%, 07/31/25	6,000	5,917,969
0.25%, 08/31/25	2,100	2,069,156
0.25%, 09/30/25	3,300	3,248,438
0.25%, 10/31/25	8,390	8,250,385
0.38%, 04/15/24	500	500,508
0.38%, 04/30/25	500	496,758
0.38%, 11/30/25	10,650	10,520,203
0.38%, 12/31/25	10,500	10,362,187
0.38%, 01/31/26	10,250	10,105,859
0.38%, 09/30/27	10,400	10,046,563
0.50%, 02/28/26	4,850	4,806,426
0.50%, 04/30/27	2,350	2,300,246
0.50%, 05/31/27	1,100	1,075,336
0.50%, 06/30/27	4,100	4,005,187
0.50%, 08/31/27	2,300	2,241,781
0.50%, 10/31/27	7,250	7,048,359
0.63%, 07/31/26	3,000	2,979,375
0.63%, 11/30/27	7,450	7,290,523
0.63%, 12/31/27	10,300	10,069,055
0.63%, 05/15/30	1,800	1,709,719
0.63%, 08/15/30	7,300	6,915,609
0.75%, 05/31/26	1,350	1,350,422
0.75%, 01/31/28	3,300	3,247,406
0.88%, 06/30/26	6,920	6,958,384
0.88%, 11/15/30(b)	6,290	6,079,678
1.00%, 07/31/28	5,000	4,975,000
1.13%, 02/28/27	250	253,672
1.13%, 02/29/28(b)	4,000	4,029,375
1.13%, 02/15/31(b)	11,700	11,544,609
1.13%, 05/15/40	5,000	4,455,469
1.13%, 08/15/40	8,500	7,547,734
1.25%, 07/31/23	4,100	4,182,801
1.25%, 08/31/24	1,500	1,537,969
1.25%, 03/31/28	7,100	7,200,953
1.25%, 04/30/28	3,700	3,750,875
1.25%, 05/31/28	300	303,938
1.25%, 06/30/28	7,970	8,068,380
1.25%, 08/15/31	2,500	2,487,109
1.25%, 05/15/50	8,550	7,255,477
1.38%, 10/15/22	500	507,129
1.38%, 06/30/23	1,900	1,941,488
1.38%, 09/30/23	9,850	10,085,477
1.38%, 01/31/25	500	514,805
1.38%, 08/31/26	375	386,045
1.38%, 11/15/40	7,350	6,806,789
1.38%, 08/15/50	4,720	4,131,475
1.50%, 02/28/23	1,250	1,275,391
1.50%, 03/31/23	100	102,129

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.50%, 10/31/24(b)	$1,300	$1,343,570
1.50%, 08/15/26	2,750	2,846,895
1.50%, 01/31/27	1,100	1,138,500
1.50%, 02/15/30	4,200	4,300,406
1.63%, 08/15/22	500	507,344
1.63%, 11/15/22	1,200	1,221,797
1.63%, 12/15/22	4,500	4,587,363
1.63%, 05/31/23	1,000	1,025,430
1.63%, 02/15/26	1,975	2,055,080
1.63%, 05/15/26	1,500	1,561,406
1.63%, 11/30/26	600	624,984
1.63%, 08/15/29	665	688,587
1.63%, 05/15/31	6,100	6,288,719
1.63%, 11/15/50	5,100	4,749,375
1.75%, 09/30/22	5,900	6,005,324
1.75%, 05/15/23	2,000	2,054,063
1.75%, 06/30/24	6,000	6,234,375
1.75%, 12/31/24	350	364,766
1.75%, 12/31/26	750	786,152
1.75%, 11/15/29	550	574,836
1.88%, 07/31/22	2,650	2,693,477
1.88%, 09/30/22	500	509,609
1.88%, 10/31/22	600	612,352
1.88%, 08/31/24	360	375,834
1.88%, 06/30/26	175	184,297
1.88%, 02/15/41	5,500	5,543,828
1.88%, 02/15/51	8,000	7,903,750
2.00%, 11/30/22	1,300	1,330,570
2.00%, 02/15/23	800	821,688
2.00%, 04/30/24	780	814,552
2.00%, 05/31/24	5,750	6,008,750
2.00%, 06/30/24	300	313,805
2.00%, 02/15/25	1,425	1,497,920
2.00%, 08/15/25	2,900	3,058,367
2.00%, 11/15/26	1,750	1,856,504
2.00%, 02/15/50	450	457,523
2.00%, 08/15/51	1,500	1,526,953
2.13%, 12/31/22	14,450	14,832,699
2.13%, 02/29/24	850	888,648
2.13%, 03/31/24	2,100	2,197,617
2.13%, 05/15/25	1,000	1,057,266
2.25%, 01/31/24	500	523,672
2.25%, 04/30/24	2,643	2,777,215
2.25%, 11/15/24	375	396,563
2.25%, 12/31/24	2,100	2,223,211
2.25%, 11/15/25	1,500	1,599,609
2.25%, 03/31/26	275	294,014
2.25%, 02/15/27	300	322,453
2.25%, 08/15/27	1,400	1,507,844
2.25%, 11/15/27	230	247,897
2.25%, 05/15/41	4,300	4,601,672
2.25%, 08/15/46	5,055	5,396,212
2.38%, 01/31/23	1,000	1,031,680
2.38%, 08/15/24	675	714,445
2.38%, 05/15/27	1,300	1,407,656
2.38%, 05/15/29	790	861,964
2.38%, 11/15/49	1,690	1,860,056
2.38%, 05/15/51	4,700	5,191,297
2.50%, 05/15/24	475	502,609
2.50%, 02/15/45	3,250	3,620,703

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.50%, 02/15/46	$7,050	$7,875,070
2.50%, 05/15/46	4,950	5,533,172
2.63%, 12/31/23	10,900	11,495,242
2.63%, 03/31/25	600	644,484
2.63%, 12/31/25	2,600	2,816,328
2.63%, 01/31/26	350	379,504
2.63%, 02/15/29	715	792,086
2.75%, 05/31/23	1,000	1,044,961
2.75%, 07/31/23	1,000	1,048,828
2.75%, 02/15/24	3,000	3,180,703
2.75%, 06/30/25	3,900	4,219,922
2.75%, 08/31/25	2,900	3,144,461
2.75%, 02/15/28	4,225	4,688,760
2.75%, 08/15/42	475	549,590
2.75%, 11/15/42	925	1,070,254
2.88%, 09/30/23	1,125	1,186,699
2.88%, 10/31/23	2,600	2,747,672
2.88%, 04/30/25	560	607,250
2.88%, 05/31/25	1,275	1,383,773
2.88%, 07/31/25	1,500	1,632,070
2.88%, 11/30/25	3,000	3,278,438
2.88%, 05/15/28	1,458	1,631,829
2.88%, 08/15/28	900	1,009,266
2.88%, 05/15/43	400	472,188
2.88%, 08/15/45	3,395	4,038,989
2.88%, 05/15/49	435	525,670
3.00%, 10/31/25	1,200	1,316,344
3.00%, 05/15/42	170	204,319
3.00%, 05/15/45	285	345,874
3.00%, 11/15/45	6,000	7,301,250
3.00%, 02/15/47	4,475	5,476,980
3.00%, 08/15/48	555	683,170
3.00%, 02/15/49	375	462,949
3.13%, 11/15/28	275	313,844
3.13%, 11/15/41	225	275,203
3.13%, 02/15/43	500	612,656
3.13%, 05/15/48	750	942,773
3.38%, 05/15/44	520	665,356
3.50%, 02/15/39	350	447,945
3.63%, 08/15/43	225	296,965
3.63%, 02/15/44	220	291,500
3.75%, 11/15/43	300	403,734
3.88%, 08/15/40	300	403,969
4.25%, 11/15/40	250	352,891
4.38%, 02/15/38	1,500	2,107,266
4.38%, 11/15/39	150	213,352
4.38%, 05/15/40	250	357,148
4.50%, 02/15/36(b)	1,900	2,655,844
4.50%, 05/15/38	500	713,047
4.63%, 02/15/40	250	366,836
5.00%, 05/15/37	400	594,000
6.25%, 08/15/23	300	335,227
6.25%, 05/15/30	100	141,906
6.38%, 08/15/27	800	1,053,750

		553,677,281

Total U.S. Government & Agency Obligations — 66.1% (Cost: $984,941,168)		986,036,062

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares/ Par (000)	Value

Short-Term Investments

Money Market Funds — 14.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(i)(j)	189,500	$189,594,749
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(i)(j)(k)	25,467	25,467,447

		215,062,196

Total Short-Term Investments — 14.4% (Cost: $215,062,835)		215,062,196

Total Investments Before TBA Sales Commitments — 113.9% (Cost: $1,692,206,383)		1,699,643,887

TBA Sales Commitments(h)

Mortgage-Backed Securities — (1.3)%
Government National Mortgage Association, 2.50%, 09/21/51	$(4,825)	(5,003,676)
Uniform Mortgage-Backed Securities
1.50%, 09/14/51	(2,500)	(2,456,933)
2.00%, 09/16/36	(4,211)	(4,357,340)
2.00%, 09/14/51	(5,450)	(5,524,724)
2.50%, 09/14/51	(2,125)	(2,207,012)
3.50%, 09/14/51	(250)	(264,473)

		(19,814,158)

Total TBA Sales Commitments — (1.3)% (Proceeds: $(19,816,607))		(19,814,158)

Total Investments, Net of TBA Sales Commitments — 112.6% (Cost: $1,672,389,776)		1,679,829,729

Other Assets, Less Liabilities — (12.6)%		(187,195,508)

Net Assets — 100.0%		$1,492,634,221

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$174,540,402	$15,070,120	(a)	$—		$(4,292)	$(11,481)	$189,594,749	189,500	$88,524		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	31,665,370	—		(6,197,923	)(a)	—	—	25,467,447	25,467	19,331	(b)	—

						$(4,292)	$(11,481)	$215,062,196		$107,855		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$4,937,245	$—	$4,937,245
Collaterized Mortgage Obligations	—	22,137,116	—	22,137,116
Corporate Bonds & Notes	—	425,500,933	—	425,500,933
Foreign Government Obligations	—	45,797,826	—	45,797,826
Municipal Debt Obligations	—	172,509	—	172,509
U.S. Government & Agency Obligations	—	986,036,062	—	986,036,062
Money Market Funds	215,062,196	—	—	215,062,196

	215,062,196	1,484,581,691	—	1,699,643,887

Liabilities
TBA Sales Commitments	—	(19,814,158)	—	(19,814,158)

	$215,062,196	$1,464,767,533	$—	$1,679,829,729

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28 (Call 07/01/28)	$70	$82,394
4.75%, 03/30/30 (Call 12/30/29)	62	74,181
5.40%, 10/01/48 (Call 04/01/48)	143	194,966
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	70	71,793
4.20%, 06/01/30 (Call 03/01/30)	15	17,364
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	36	39,810
WPP Finance 2010, 3.75%, 09/19/24(a)	474	515,285

		995,793

Aerospace & Defense — 0.8%
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	260	253,945
2.90%, 12/15/29 (Call 09/15/29)	128	136,242
3.83%, 04/27/25 (Call 01/27/25)	137	150,019
4.40%, 06/15/28 (Call 03/15/28)	621	717,573
4.85%, 04/27/35 (Call 10/27/34)	146	185,068
5.05%, 04/27/45 (Call 10/27/44)(a)	164	219,112
6.15%, 12/15/40	45	65,959
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	200	197,420
2.25%, 07/01/30 (Call 04/01/30)(a)	345	352,549
2.65%, 11/01/26 (Call 08/01/26)(a)	30	32,069
2.82%, 09/01/51 (Call 03/01/51)	100	98,436
3.13%, 05/04/27 (Call 02/04/27)	202	220,233
3.13%, 07/01/50 (Call 01/01/50)	147	153,031
3.75%, 11/01/46 (Call 05/01/46)	122	138,697
3.95%, 08/16/25 (Call 06/16/25)	335	371,277
4.05%, 05/04/47 (Call 11/04/46)	130	154,021
4.13%, 11/16/28 (Call 08/16/28)	262	301,688
4.15%, 05/15/45 (Call 11/16/44)	165	196,960
4.35%, 04/15/47 (Call 10/15/46)	42	51,919
4.45%, 11/16/38 (Call 05/16/38)	154	188,388
4.50%, 06/01/42	157	196,230
4.63%, 11/16/48 (Call 05/16/48)	155	200,630
4.70%, 12/15/41	35	44,442
4.80%, 12/15/43 (Call 06/15/43)	208	266,488
4.88%, 10/15/40	124	159,489
5.40%, 05/01/35	129	170,962
5.70%, 04/15/40	180	251,750
6.05%, 06/01/36	115	161,727
6.13%, 07/15/38	177	252,499
6.70%, 08/01/28	25	32,899
7.50%, 09/15/29(a)	258	362,142
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	5	5,144
2.75%, 04/01/31 (Call 01/01/31)	80	83,507

		6,372,515

Agriculture — 0.8%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	269	286,563
2.75%, 03/27/25 (Call 09/27/21)	142	150,796
3.25%, 03/27/30 (Call 12/27/29)	235	261,614
3.75%, 09/15/47 (Call 03/15/47)	224	271,542
4.02%, 04/16/43	98	122,583
4.50%, 03/15/49 (Call 09/15/48)	110	147,823

Security	Par (000)	Value

Agriculture (continued)
4.54%, 03/26/42(a)	$45	$59,432
5.38%, 09/15/35(a)	29	39,645
5.94%, 10/01/32	52	71,132
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (Call 02/14/31)	30	30,812
3.25%, 08/15/26 (Call 05/15/26)	783	847,018
3.75%, 09/25/27 (Call 06/25/27)	512	569,052
4.35%, 03/15/24 (Call 02/15/24)	2,954	3,202,432

		6,060,444

Airlines — 0.1%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)(a)	198	202,255
3.00%, 11/15/26 (Call 08/15/26)	70	74,880
3.45%, 11/16/27 (Call 08/16/27)	67	72,640
5.13%, 06/15/27 (Call 04/15/27)	246	287,973

		637,748

Apparel — 0.4%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	269	286,566
2.40%, 03/27/25 (Call 02/27/25)	138	146,152
2.75%, 03/27/27 (Call 01/27/27)	200	216,438
2.85%, 03/27/30 (Call 12/27/29)	231	252,222
3.25%, 03/27/40 (Call 09/27/39)	203	226,347
3.38%, 11/01/46 (Call 05/01/46)	121	137,913
3.38%, 03/27/50 (Call 09/27/49)	181	208,065
3.63%, 05/01/43 (Call 11/01/42)	154	182,487
3.88%, 11/01/45 (Call 05/01/45)	193	236,213
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	230	255,877
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	30	32,131
3.75%, 09/15/25 (Call 07/15/25)	68	74,883
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	109	119,416
4.25%, 04/01/25 (Call 01/01/25)	40	43,343
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	66	69,100
2.80%, 04/23/27 (Call 02/23/27)(a)	151	161,748
2.95%, 04/23/30 (Call 01/23/30)(a)	196	209,148

		2,858,049

Auto Manufacturers — 0.4%
American Honda Finance Corp.
2.30%, 09/09/26(a)	207	218,166
2.35%, 01/08/27	143	150,673
3.50%, 02/15/28	113	126,458
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	179	173,362
2.60%, 09/01/50 (Call 03/01/50)	103	99,547
3.65%, 10/01/23 (Call 07/01/23)	34	36,049
4.88%, 10/01/43 (Call 04/01/43)(a)	125	168,908
Daimler Finance North America LLC, 8.50%, 01/18/31(a)	319	488,976
General Motors Co.
5.15%, 04/01/38 (Call 10/01/37)	25	30,282
5.20%, 04/01/45	31	38,358
5.40%, 04/01/48 (Call 10/01/47)	31	39,332
5.95%, 04/01/49 (Call 10/01/48)	26	35,388
6.25%, 10/02/43	286	391,388
6.60%, 04/01/36 (Call 10/01/35)	518	708,619
6.75%, 04/01/46 (Call 10/01/45)	38	55,020
PACCAR Financial Corp., 1.80%, 02/06/25	32	33,112

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Corp., 3.67%, 07/20/28	$20	$22,734
Toyota Motor Credit Corp.
1.80%, 02/13/25	56	57,760
2.00%, 10/07/24	15	15,601
2.15%, 02/13/30	80	82,658
3.00%, 04/01/25	80	85,826
3.05%, 01/11/28	132	145,027
3.20%, 01/11/27(a)	96	105,717
3.38%, 04/01/30	123	138,465
3.40%, 04/14/25	41	44,653
3.65%, 01/08/29	61	69,713

		3,561,792

Auto Parts & Equipment — 0.2%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	178	191,952
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	62	69,778
4.35%, 03/15/29 (Call 12/15/28)	22	25,525
4.40%, 10/01/46 (Call 04/01/46)	226	271,408
5.40%, 03/15/49 (Call 09/15/48)(a)	196	273,379
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	131	141,180
4.38%, 03/15/45 (Call 09/15/44)	193	230,185
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	30	32,530
3.80%, 09/15/27 (Call 06/15/27)	90	100,156
4.25%, 05/15/29 (Call 02/15/29)	50	56,719
5.25%, 05/15/49 (Call 11/15/48)(a)	268	341,346
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	101	108,952
4.15%, 10/01/25 (Call 07/01/25)	35	39,161

		1,882,271

Banks — 20.2%
Australia & New Zealand Banking Group Ltd./New York NY
2.63%, 11/09/22	275	282,815
3.70%, 11/16/25	260	290,620
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	8,335	8,375,758
1.13%, 09/18/25	3,690	3,671,329
Banco Santander SA
3.31%, 06/27/29	145	158,935
3.80%, 02/23/28	10	11,078
Bank of America Corp.
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(b)	90	92,632
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(b)	100	100,592
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(b)	151	155,236
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(b)	161	166,714
2.68%, 06/19/41 (Call 06/19/40)(b)	10	9,846
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(b)	22	23,295
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(b)	50	50,466
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(b)	101	109,183
3.25%, 10/21/27 (Call 10/21/26)	118	128,734
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(b)	104	111,716
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(b)	83	91,179

Security	Par (000)	Value

Banks (continued)
3.50%, 04/19/26	$108	$118,919
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	102	111,864
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(b)	57	63,015
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	237	262,665
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(b)	209	232,661
3.88%, 08/01/25	70	77,717
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.190%)(b)	231	271,379
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(b)	156	175,800
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(b)	77	87,386
4.00%, 01/22/25	92	100,666
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(b)	183	215,318
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.150%)(b)	648	783,296
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(b)	408	483,619
4.25%, 10/22/26	233	264,504
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(b)	104	119,459
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(b)	453	566,472
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(b)	662	834,173
4.45%, 03/03/26	189	213,179
4.88%, 04/01/44	266	351,389
5.00%, 01/21/44	446	599,058
5.88%, 02/07/42	401	585,536
6.11%, 01/29/37	105	144,571
7.75%, 05/14/38	225	356,652
Series L, 3.95%, 04/21/25	179	196,059
Series L, 4.18%, 11/25/27 (Call 11/25/26)	229	257,401
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(a)(b)	405	449,505
Bank of America N.A., 6.00%, 10/15/36	255	355,597
Bank of Montreal
0.63%, 07/09/24	200	199,972
1.85%, 05/01/25(a)	138	142,623
2.05%, 11/01/22	276	281,766
2.35%, 09/11/22	381	389,386
2.50%, 06/28/24	192	202,092
2.55%, 11/06/22 (Call 10/06/22)	314	321,863
3.80%, 12/15/32 (Call 12/15/27)(b)	598	661,340
4.34%, 10/05/28 (Call 10/05/23)(b)	459	490,731
Series E, 3.30%, 02/05/24(a)	637	679,501
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26 (Call 09/15/26)	300	298,494
1.60%, 04/24/25 (Call 03/24/25)	1,531	1,572,934
1.80%, 07/28/31 (Call 04/28/31)	500	496,330
2.10%, 10/24/24	174	182,136
2.20%, 08/16/23 (Call 06/16/23)	349	360,946
2.45%, 08/17/26 (Call 05/17/26)	1,336	1,419,420
2.80%, 05/04/26 (Call 02/04/26)(a)	711	766,074
2.95%, 01/29/23 (Call 12/29/22)	352	364,577

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.00%, 10/30/28 (Call 07/30/28)	$985	$1,081,944
3.25%, 09/11/24 (Call 08/11/24)	150	161,428
3.25%, 05/16/27 (Call 02/16/27)	438	482,768
3.30%, 08/23/29 (Call 05/23/29)	131	145,764
3.40%, 05/15/24 (Call 04/15/24)	256	274,826
3.40%, 01/29/28 (Call 10/29/27)	144	160,713
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)(b)	555	613,863
3.45%, 08/11/23	504	534,668
3.50%, 04/28/23	227	239,072
3.85%, 04/28/28(a)	343	395,935
3.95%, 11/18/25 (Call 10/18/25)	55	61,617
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	32	34,362
Series G, 3.00%, 02/24/25 (Call 01/24/25)	82	88,143
Bank of Nova Scotia (The)
0.55%, 09/15/23	30	30,087
0.70%, 04/15/24	95	95,202
0.80%, 06/15/23	50	50,389
1.05%, 03/02/26	80	79,569
1.30%, 06/11/25	1,850	1,871,793
1.35%, 06/24/26(a)	30	30,233
1.63%, 05/01/23	243	248,375
1.95%, 02/01/23	309	316,209
2.00%, 11/15/22	256	261,394
2.15%, 08/01/31	1,650	1,666,170
2.20%, 02/03/25	2,623	2,739,776
2.38%, 01/18/23	321	330,258
2.45%, 09/19/22(a)	196	200,600
2.70%, 08/03/26	126	134,737
3.40%, 02/11/24	2,932	3,129,500
4.50%, 12/16/25(a)	1,447	1,639,871
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)(a)	145	169,353
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31)(b)	400	406,668
3.56%, 09/23/35 (Call 09/23/30)(b)	135	141,535
3.65%, 03/16/25	90	97,559
3.93%, 05/07/25 (Call 05/07/24)(b)	40	43,097
4.34%, 05/16/24 (Call 05/16/23),
(3 mo. LIBOR US + 1.356%)(b)	220	233,462
4.34%, 01/10/28 (Call 01/10/27)	85	95,718
4.38%, 01/12/26	35	39,376
4.84%, 05/09/28 (Call 05/07/27)(a)	65	73,640
4.95%, 01/10/47	315	415,035
4.97%, 05/16/29 (Call 05/16/28)(b)	301	353,838
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(b)	236	275,457
5.20%, 05/12/26	90	103,540
5.25%, 08/17/45	300	407,484
BBVA USA
3.88%, 04/10/25 (Call 03/10/25)	6,600	7,272,474
2.50%, 08/27/24 (Call 07/27/24)	3,244	3,415,737
BNP Paribas SA
3.25%, 03/03/23	297	310,612
4.25%, 10/15/24	415	455,479
BPCE SA
3.38%, 12/02/26	1,085	1,193,977
4.00%, 04/15/24	1,063	1,158,213
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	107	111,770
3.10%, 04/02/24	846	898,503

Security	Par (000)	Value

Banks (continued)
3.50%, 09/13/23	$1,221	$1,298,448
Citigroup Inc.
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(b)	165	171,546
2.98%, 11/05/30 (Call 11/05/29)(b)	67	71,342
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	177	189,263
3.20%, 10/21/26 (Call 07/21/26)	116	126,303
3.30%, 04/27/25	60	65,080
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	227	241,968
3.40%, 05/01/26	59	64,657
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(b)	330	362,680
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(b)	346	383,299
3.70%, 01/12/26	37	40,891
3.88%, 03/26/25	45	49,229
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(b)	300	348,420
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(b)	287	319,804
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(b)	111	126,167
4.00%, 08/05/24	21	22,832
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(b)	130	147,417
4.13%, 07/25/28	203	229,601
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(b)	198	249,470
4.30%, 11/20/26(a)	146	165,560
4.40%, 06/10/25	100	111,335
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(b)	181	212,282
4.45%, 09/29/27	367	420,542
4.60%, 03/09/26	194	221,080
4.65%, 07/30/45	256	333,427
4.65%, 07/23/48 (Call 06/23/48)	466	618,485
4.75%, 05/18/46	328	421,680
5.30%, 05/06/44	228	308,507
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(b)	250	337,890
5.50%, 09/13/25	97	112,700
5.88%, 02/22/33(a)	47	61,847
5.88%, 01/30/42	70	101,409
6.00%, 10/31/33	89	118,661
6.63%, 01/15/28(a)	160	207,003
6.63%, 06/15/32	49	67,055
6.68%, 09/13/43	213	331,971
8.13%, 07/15/39	408	703,302
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	40	44,328
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)(a)	115	118,705
2.85%, 07/27/26 (Call 04/27/26)	256	273,805
3.25%, 04/30/30 (Call 01/30/30)	223	242,976
4.30%, 12/03/25 (Call 11/03/25)	30	33,451
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	324	343,346
4.00%, 02/01/29 (Call 11/03/28)	266	307,613
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	65	71,968
4.38%, 08/04/25	305	340,630
4.63%, 12/01/23	424	461,223

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.25%, 05/24/41	$305	$428,931
5.25%, 08/04/45	240	325,922
5.75%, 12/01/43	125	178,222
Credit Suisse AG/New York NY, 3.63%, 09/09/24	20	21,667
Credit Suisse Group AG
3.80%, 06/09/23	90	94,925
4.88%, 05/15/45	440	564,753
Deutsche Bank AG, 4.10%, 01/13/26	149	163,587
Deutsche Bank AG/London, 3.70%, 05/30/24	236	252,496
Deutsche Bank AG/New York NY
3.04%, 05/28/32 (Call 05/28/31)(b)	10	10,315
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(b)	380	410,111
3.70%, 05/30/24	340	363,929
3.95%, 02/27/23	365	382,432
3.96%, 11/26/25 (Call 11/26/24)(b)	440	477,660
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	15	15,779
4.65%, 09/13/28 (Call 06/13/28)	10	11,735
Fifth Third Bancorp., 8.25%, 03/01/38	260	437,320
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25)(b)	70	71,555
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	310	387,128
4.63%, 02/13/47 (Call 08/13/46)	50	64,695
Goldman Sachs Capital I, 6.35%, 02/15/34	249	353,468
Goldman Sachs Group Inc. (The)
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(b)	280	283,080
2.60%, 02/07/30 (Call 11/07/29)	203	211,597
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(b)	200	202,194
3.50%, 01/23/25 (Call 10/23/24)	25	26,936
3.50%, 11/16/26 (Call 11/16/25)	363	395,267
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(b)	210	233,314
3.75%, 05/22/25 (Call 02/22/25)	5	5,452
3.75%, 02/25/26 (Call 11/25/25)	104	114,945
3.80%, 03/15/30 (Call 12/15/29)	174	196,312
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(b)	353	395,501
3.85%, 01/26/27 (Call 01/26/26)	47	51,969
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(b)	285	333,299
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(b)	294	337,080
4.25%, 10/21/25	250	278,962
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(b)	265	324,826
4.75%, 10/21/45 (Call 04/21/45)	383	505,338
4.80%, 07/08/44 (Call 01/08/44)	367	479,141
5.15%, 05/22/45	89	119,224
5.95%, 01/15/27	153	186,366
6.13%, 02/15/33	416	564,770
6.25%, 02/01/41	343	509,595
6.45%, 05/01/36	310	439,130
6.75%, 10/01/37	629	917,164
HSBC Bank USA N.A., 7.00%, 01/15/39	255	399,613
HSBC Holdings PLC
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(b)	200	201,730
2.36%, 08/18/31 (Call 08/18/30)(b)	40	40,180
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b)	25	26,159
2.80%, 05/24/32 (Call 05/24/31)(b)	750	774,345

Security	Par (000)	Value

Banks (continued)
2.85%, 06/04/31 (Call 06/04/30)(b)	$70	$73,067
3.90%, 05/25/26	15	16,670
3.97%, 05/22/30 (Call 05/22/29)(b)	670	751,673
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(b)	255	284,373
4.25%, 03/14/24	422	455,072
4.25%, 08/18/25(a)	60	66,332
4.29%, 09/12/26 (Call 09/12/25)(b)	15	16,659
4.30%, 03/08/26	15	16,902
4.38%, 11/23/26	500	562,730
4.58%, 06/19/29 (Call 06/19/28)(b)	415	479,441
4.95%, 03/31/30	205	247,820
5.25%, 03/14/44	224	297,190
6.10%, 01/14/42	384	566,435
6.50%, 05/02/36	290	402,978
6.50%, 09/15/37(a)	365	511,460
6.80%, 06/01/38	135	194,966
7.63%, 05/17/32	412	584,529
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)(a)	289	304,083
2.63%, 08/06/24 (Call 07/06/24)	255	268,308
4.00%, 05/15/25 (Call 04/15/25)	278	307,752
ING Groep NV
3.55%, 04/09/24	432	464,188
3.95%, 03/29/27	465	523,795
4.05%, 04/09/29	222	255,369
4.10%, 10/02/23	296	317,747
4.55%, 10/02/28	505	594,809
Intesa Sanpaolo SpA, 5.25%, 01/12/24	7,260	7,978,813
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(b)	200	199,606
2.01%, 03/13/26 (Call 03/13/25)(b)	141	145,406
2.08%, 04/22/26 (Call 04/22/25)(b)	195	201,410
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(b)	146	151,265
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(b)	200	210,654
2.95%, 10/01/26 (Call 07/01/26)	169	182,182
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(b)	130	136,936
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(b)	159	166,541
3.20%, 06/15/26 (Call 03/15/26)(a)	97	105,586
3.30%, 04/01/26 (Call 01/01/26)	196	213,997
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(b)	50	54,372
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(b)	174	192,268
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(b)	2	2,204
3.63%, 12/01/27 (Call 12/01/26)	128	140,774
3.70%, 05/06/30 (Call 05/06/29)(b)	215	240,680
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(b)	214	238,133
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(b)	120	139,464
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(b)	319	374,276
3.96%, 01/29/27 (Call 01/29/26)(b)	108	120,190
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(b)	539	639,550
4.01%, 04/23/29 (Call 04/23/28)(b)	159	180,395
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(b)	165	196,259
4.13%, 12/15/26	102	115,818

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(b)	$125	$143,714
4.25%, 10/01/27	162	185,944
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(b)	501	618,495
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(b)	21	24,553
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(b)	131	155,378
4.85%, 02/01/44	285	378,460
4.95%, 06/01/45	124	165,761
5.40%, 01/06/42	299	417,855
5.50%, 10/15/40	246	342,058
5.60%, 07/15/41	208	292,458
6.40%, 05/15/38	518	767,987
7.63%, 10/15/26	109	142,071
7.75%, 07/15/25	25	31,308
8.00%, 04/29/27	70	93,822
8.75%, 09/01/30	14	21,271
KeyBank N.A./Cleveland OH
3.30%, 06/01/25	20	21,820
3.40%, 05/20/26	350	383,071
KeyCorp.
2.25%, 04/06/27	153	159,591
2.55%, 10/01/29	256	269,757
4.10%, 04/30/28	275	318,337
4.15%, 10/29/25	247	277,754
Lloyds Banking Group PLC
3.57%, 11/07/28 (Call 11/07/27)(b)	155	170,151
3.87%, 07/09/25 (Call 07/09/24)(b)	45	48,628
4.05%, 08/16/23	64	68,336
4.34%, 01/09/48	413	495,720
4.38%, 03/22/28	505	580,977
4.45%, 05/08/25	200	223,886
4.50%, 11/04/24	40	44,161
4.55%, 08/16/28	95	110,880
4.58%, 12/10/25	305	343,726
4.65%, 03/24/26	205	232,269
5.30%, 12/01/45	110	147,039
Mitsubishi UFJ Financial Group Inc.
2.56%, 02/25/30	10	10,425
3.20%, 07/18/29	10	10,880
3.29%, 07/25/27	85	94,095
3.68%, 02/22/27	105	117,286
3.74%, 03/07/29	99	111,701
3.75%, 07/18/39	245	282,022
3.78%, 03/02/25	121	132,505
3.85%, 03/01/26	10	11,154
3.96%, 03/02/28	73	83,081
4.15%, 03/07/39(a)	298	358,458
4.29%, 07/26/38	238	290,876
Mizuho Financial Group Inc.
2.26%, 07/09/32 (Call 07/09/31)(b)	200	199,932
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)(b)	205	216,209
2.87%, 09/13/30 (Call 09/13/29)(b)	275	290,870
4.02%, 03/05/28(a)	50	57,239
4.25%, 09/11/29 (Call 09/11/28)(b)	20	23,055
Morgan Stanley
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	385	386,586
1.79%, 02/13/32 (Call 02/13/31)(b)	280	271,116
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(b)	245	239,527

Security	Par (000)	Value

Banks (continued)
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	$161	$167,263
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(b)	955	957,741
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(b)	252	263,993
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(b)	101	106,147
3.13%, 01/23/23	137	142,272
3.13%, 07/27/26	310	336,282
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(b)	388	430,874
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	290	324,890
3.63%, 01/20/27	125	139,028
3.70%, 10/23/24	140	152,449
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(b)	137	144,191
3.75%, 02/25/23	107	112,326
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(b)	216	241,702
3.88%, 01/27/26	453	504,855
3.95%, 04/23/27	260	292,006
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(b)	267	312,855
4.00%, 07/23/25	159	176,325
4.10%, 05/22/23(a)	65	68,905
4.30%, 01/27/45	645	803,709
4.35%, 09/08/26	539	612,229
4.38%, 01/22/47	590	746,061
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(b)	122	142,651
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 1.431%)(b)	166	205,490
4.88%, 11/01/22	183	192,393
5.00%, 11/24/25	272	313,116
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(b)	186	280,707
6.25%, 08/09/26	110	135,322
6.38%, 07/24/42	574	885,785
7.25%, 04/01/32	322	471,118
Series F, 3.88%, 04/29/24	105	113,701
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	20	21,345
National Australia Bank Ltd./New York
2.50%, 07/12/26	419	447,601
2.88%, 04/12/23	25	26,033
National Bank of Canada
0.75%, 08/06/24	250	249,905
2.10%, 02/01/23	127	130,063
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(b)	360	361,577
3.88%, 09/12/23	280	297,861
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	445	482,033
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(b)	294	340,070
4.80%, 04/05/26	270	309,193
4.89%, 05/18/29 (Call 05/18/28)(b)	515	605,588
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)(b)	505	604,712
5.13%, 05/28/24(a)	400	442,824
6.00%, 12/19/23	356	396,616
6.10%, 06/10/23	51	55,634
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	547	605,715

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(b)	$657	$717,418
3.65%, 08/03/28 (Call 05/03/28)	304	346,657
3.95%, 10/30/25(a)	839	945,729
PNC Bank N.A.
2.70%, 10/22/29	340	362,443
3.10%, 10/25/27 (Call 09/25/27)	279	306,998
3.25%, 01/22/28 (Call 12/23/27)	335	371,106
4.05%, 07/26/28	30	34,740
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	87	91,402
2.55%, 01/22/30 (Call 10/24/29)	222	233,322
2.60%, 07/23/26 (Call 05/23/26)	229	245,053
3.15%, 05/19/27 (Call 04/19/27)	120	132,008
3.45%, 04/23/29 (Call 01/23/29)	234	261,317
3.90%, 04/29/24 (Call 03/29/24)	124	134,102
Regions Bank/Birmingham AL, 6.45%, 06/26/37	10	14,357
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	100	99,938
7.38%, 12/10/37(a)	253	390,490
Royal Bank of Canada
0.65%, 07/29/24	100	100,080
1.15%, 07/14/26	300	299,766
1.60%, 04/17/23	244	249,153
2.25%, 11/01/24	170	178,291
2.55%, 07/16/24	55	57,998
3.70%, 10/05/23	178	190,131
4.65%, 01/27/26	122	139,746
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	286	306,566
3.50%, 06/07/24 (Call 05/07/24)	315	336,159
4.40%, 07/13/27 (Call 04/14/27)	368	415,200
4.50%, 07/17/25 (Call 04/17/25)	304	336,847
Santander UK Group Holdings PLC, 3.82%, 11/03/28 (Call 11/03/27)(b)	15	16,550
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(b)	404	424,588
2.65%, 05/19/26	1,778	1,908,879
3.10%, 05/15/23	447	467,969
3.30%, 12/16/24	876	951,809
3.55%, 08/18/25	1,535	1,696,405
3.70%, 11/20/23	1,456	1,566,598
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(b)	909	976,720
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(b)	290	340,538
Sumitomo Mitsui Financial Group Inc.
2.45%, 09/27/24	44	46,180
2.63%, 07/14/26	166	176,818
2.75%, 01/15/30	215	227,661
3.01%, 10/19/26	38	41,111
3.04%, 07/16/29	275	295,567
3.20%, 09/17/29	200	213,944
3.35%, 10/18/27	64	70,591
3.36%, 07/12/27	130	143,187
3.45%, 01/11/27	29	32,023
3.54%, 01/17/28(a)	101	112,366
3.78%, 03/09/26	84	93,673
3.94%, 10/16/23	47	50,433
3.94%, 07/19/28	51	58,246

Security	Par (000)	Value

Banks (continued)
4.31%, 10/16/28(a)	$78	$91,148
SVB Financial Group
3.13%, 06/05/30 (Call 03/05/30)	270	292,407
3.50%, 01/29/25	195	210,633
Svenska Handelsbanken AB, 3.90%, 11/20/23	46	49,644
Toronto-Dominion Bank (The)
2.65%, 06/12/24	496	524,297
3.25%, 03/11/24	643	686,769
3.50%, 07/19/23	1,129	1,197,045
3.63%, 09/15/31 (Call 09/15/26)(b)	647	717,245
Truist Bank
2.15%, 12/06/24 (Call 11/05/24)	263	275,014
2.25%, 03/11/30 (Call 12/11/29)	50	51,233
3.20%, 04/01/24 (Call 03/01/24)	112	119,476
3.63%, 09/16/25 (Call 08/16/25)	59	64,879
3.69%, 08/02/24 (Call 08/02/23)(b)	78	82,897
3.80%, 10/30/26 (Call 09/30/26)	15	16,830
4.05%, 11/03/25 (Call 09/03/25)	63	70,669
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	116	122,225
2.85%, 10/26/24 (Call 09/26/24)	120	128,131
3.70%, 06/05/25 (Call 05/05/25)	110	121,333
3.75%, 12/06/23 (Call 11/06/23)	98	105,067
3.88%, 03/19/29 (Call 02/16/29)	20	22,838
4.00%, 05/01/25 (Call 03/01/25)	145	160,770
U.S. Bancorp.
3.00%, 07/30/29 (Call 04/30/29)	92	100,216
3.90%, 04/26/28 (Call 03/24/28)	41	47,296
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	132	147,389
Westpac Banking Corp.
2.35%, 02/19/25	120	126,437
2.65%, 01/16/30	116	125,258
2.67%, 11/15/35 (Call 11/15/30)(b)	177	175,642
2.70%, 08/19/26	276	298,433
2.85%, 05/13/26	450	487,773
2.89%, 02/04/30 (Call 02/04/25)(b)	96	99,935
3.30%, 02/26/24	165	176,543
3.35%, 03/08/27	291	323,196
3.40%, 01/25/28(a)	270	302,751
3.65%, 05/15/23	199	210,409
4.11%, 07/24/34 (Call 07/24/29)(b)	114	125,978
4.32%, 11/23/31 (Call 11/23/26)(b)	146	162,299
4.42%, 07/24/39	199	238,088
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	250	264,407

		163,521,294

Beverages — 5.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	725	800,936
4.70%, 02/01/36 (Call 08/01/35)	454	559,351
4.90%, 02/01/46 (Call 08/01/45)	849	1,085,056
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	543	598,810
4.00%, 01/17/43	233	264,474
4.63%, 02/01/44	319	389,553
4.70%, 02/01/36 (Call 08/01/35)	227	278,763
4.90%, 02/01/46 (Call 08/01/45)	169	214,206
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	157	174,837
3.75%, 07/15/42	414	455,210

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.00%, 04/13/28 (Call 01/13/28)	$461	$525,065
4.35%, 06/01/40 (Call 12/01/39)	80	96,038
4.38%, 04/15/38 (Call 10/15/37)	186	222,361
4.44%, 10/06/48 (Call 04/06/48)	292	352,567
4.50%, 06/01/50 (Call 12/01/49)	241	298,915
4.60%, 04/15/48 (Call 10/15/47)	266	328,366
4.60%, 06/01/60 (Call 12/01/59)(a)	5	6,243
4.75%, 01/23/29 (Call 10/23/28)	601	715,454
4.75%, 04/15/58 (Call 10/15/57)	262	333,267
4.90%, 01/23/31 (Call 10/23/30)	464	571,425
4.95%, 01/15/42	222	281,258
5.45%, 01/23/39 (Call 07/23/38)	239	315,552
5.55%, 01/23/49 (Call 07/23/48)	462	643,483
5.80%, 01/23/59 (Call 07/23/58)	419	621,255
5.88%, 06/15/35	65	86,815
8.00%, 11/15/39	29	47,854
8.20%, 01/15/39	174	292,297
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)(a)	80	87,333
4.00%, 04/15/38 (Call 10/15/37)	34	40,567
4.50%, 07/15/45 (Call 01/15/45)	163	213,007
Coca-Cola Co. (The)
1.65%, 06/01/30	418	414,627
1.75%, 09/06/24	153	159,218
2.13%, 09/06/29(a)	485	504,002
2.50%, 06/01/40	255	255,829
2.50%, 03/15/51	59	57,180
2.60%, 06/01/50	162	160,570
2.75%, 06/01/60	195	196,129
2.90%, 05/25/27	80	87,676
3.00%, 03/05/51(a)	45	47,998
3.38%, 03/25/27	161	180,027
3.45%, 03/25/30	108	122,761
4.20%, 03/25/50	10	12,762
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	14	14,652
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	94	99,052
3.15%, 08/01/29 (Call 05/01/29)	158	170,661
3.50%, 05/09/27 (Call 02/09/27)	85	93,990
3.60%, 02/15/28 (Call 11/15/27)	195	216,315
3.70%, 12/06/26 (Call 09/06/26)	145	161,044
3.75%, 05/01/50 (Call 11/01/49)	60	67,085
4.10%, 02/15/48 (Call 08/15/47)	15	17,333
4.50%, 05/09/47 (Call 11/09/46)	106	128,949
4.65%, 11/15/28 (Call 08/15/28)	70	82,408
5.25%, 11/15/48 (Call 05/15/48)	77	104,295
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	900	914,292
2.00%, 04/29/30 (Call 01/29/30)	702	707,581
2.13%, 10/24/24 (Call 09/24/24)	3,295	3,443,506
2.38%, 10/24/29 (Call 07/24/29)	525	548,116
2.63%, 04/29/23 (Call 01/29/23)	3,079	3,178,944
3.50%, 09/18/23 (Call 08/18/23)	966	1,025,303
3.88%, 05/18/28 (Call 02/18/28)	1,850	2,118,065
5.88%, 09/30/36	54	77,267
Diageo Investment Corp.
4.25%, 05/11/42	355	439,000
7.45%, 04/15/35	380	599,556
8.00%, 09/15/22(a)	17	18,349

Security	Par (000)	Value

Beverages (continued)
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	$440	$469,317
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	205	217,784
3.13%, 12/15/23 (Call 10/15/23)	24	25,331
3.20%, 05/01/30 (Call 02/01/30)	165	179,810
3.35%, 03/15/51 (Call 09/15/50)	25	26,699
3.40%, 11/15/25 (Call 08/15/25)	93	101,431
3.43%, 06/15/27 (Call 03/15/27)	172	190,432
3.80%, 05/01/50 (Call 11/01/49)	139	158,087
4.06%, 05/25/23 (Call 04/25/23)	74	78,484
4.42%, 05/25/25 (Call 03/25/25)	162	181,289
4.42%, 12/15/46 (Call 06/15/46)	163	199,447
4.50%, 11/15/45 (Call 05/15/45)	46	56,680
4.60%, 05/25/28 (Call 02/25/28)	312	366,123
4.99%, 05/25/38 (Call 11/25/37)	116	148,122
5.09%, 05/25/48 (Call 11/25/47)	62	83,060
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)(a)	724	778,097
4.20%, 07/15/46 (Call 01/15/46)	557	629,883
5.00%, 05/01/42	344	428,951
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	99	98,640
2.25%, 03/19/25 (Call 02/19/25)	429	450,866
2.38%, 10/06/26 (Call 07/06/26)(a)	480	513,782
2.63%, 03/19/27 (Call 01/19/27)	119	128,128
2.63%, 07/29/29 (Call 04/29/29)	438	471,319
2.75%, 03/01/23	204	211,803
2.75%, 04/30/25 (Call 01/30/25)(a)	605	645,995
2.75%, 03/19/30 (Call 12/19/29)	348	377,235
2.85%, 02/24/26 (Call 11/24/25)	242	261,578
2.88%, 10/15/49 (Call 04/15/49)	99	103,808
3.00%, 10/15/27 (Call 07/15/27)	1,051	1,159,547
3.38%, 07/29/49 (Call 01/29/49)	261	295,820
3.45%, 10/06/46 (Call 04/06/46)	216	245,385
3.50%, 07/17/25 (Call 04/17/25)	261	286,168
3.50%, 03/19/40 (Call 09/19/39)	152	174,222
3.60%, 03/01/24 (Call 12/01/23)	905	969,219
3.60%, 08/13/42	30	34,974
3.63%, 03/19/50 (Call 09/19/49)	259	307,578
3.88%, 03/19/60 (Call 09/19/59)	394	494,852
4.00%, 03/05/42	181	221,806
4.00%, 05/02/47 (Call 11/02/46)	48	59,237
4.25%, 10/22/44 (Call 04/22/44)	112	140,552
4.45%, 04/14/46 (Call 10/14/45)	279	364,352
4.60%, 07/17/45 (Call 01/17/45)	152	201,234
4.88%, 11/01/40	200	268,778
5.50%, 01/15/40	50	71,044
7.00%, 03/01/29	35	49,051

		40,250,860

Biotechnology — 1.7%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	200	199,390
1.90%, 02/21/25 (Call 01/21/25)	154	159,011
2.00%, 01/15/32 (Call 10/15/31)	200	196,960
2.20%, 02/21/27 (Call 12/21/26)	257	267,912
2.25%, 08/19/23 (Call 06/19/23)(a)	103	106,436
2.30%, 02/25/31 (Call 11/25/30)	154	156,883
2.45%, 02/21/30 (Call 11/21/29)(a)	59	61,041
2.60%, 08/19/26 (Call 05/19/26)(a)	344	365,982

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
2.80%, 08/15/41 (Call 02/15/41)	$200	$198,030
3.00%, 01/15/52 (Call 07/15/51)	200	198,924
3.13%, 05/01/25 (Call 02/01/25)	371	397,586
3.15%, 02/21/40 (Call 08/21/39)	130	136,167
3.20%, 11/02/27 (Call 08/02/27)(a)	353	387,149
3.38%, 02/21/50 (Call 08/21/49)	335	356,226
3.63%, 05/22/24 (Call 02/22/24)	423	454,006
4.40%, 05/01/45 (Call 11/01/44)	291	355,049
4.56%, 06/15/48 (Call 12/15/47)	272	343,278
4.66%, 06/15/51 (Call 12/15/50)	568	736,690
4.95%, 10/01/41	227	293,018
5.15%, 11/15/41 (Call 05/15/41)	275	361,619
5.65%, 06/15/42 (Call 12/15/41)	23	31,849
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	151	166,441
5.25%, 06/23/45 (Call 12/23/44)	136	186,261
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	60	60,643
3.15%, 05/01/50 (Call 11/01/49)	318	314,235
3.25%, 02/15/51 (Call 08/15/50)(c)	20	20,117
4.05%, 09/15/25 (Call 06/15/25)	220	244,515
5.20%, 09/15/45 (Call 03/15/45)	500	673,320
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	25	24,384
2.50%, 09/01/23 (Call 07/01/23)(a)	10	10,385
2.80%, 10/01/50 (Call 04/01/50)	20	19,493
2.95%, 03/01/27 (Call 12/01/26)	532	574,571
3.25%, 09/01/22 (Call 07/01/22)	648	664,200
3.50%, 02/01/25 (Call 11/01/24)	631	682,900
3.65%, 03/01/26 (Call 12/01/25)	432	476,306
3.70%, 04/01/24 (Call 01/01/24)	538	576,483
4.00%, 09/01/36 (Call 03/01/36)	175	204,981
4.15%, 03/01/47 (Call 09/01/46)	170	203,646
4.50%, 02/01/45 (Call 08/01/44)	471	583,032
4.60%, 09/01/35 (Call 03/01/35)	437	539,144
4.75%, 03/01/46 (Call 09/01/45)	429	551,647
4.80%, 04/01/44 (Call 10/01/43)	310	398,477
5.65%, 12/01/41 (Call 06/01/41)	262	367,099
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	123	116,533
Royalty Pharma PLC
2.15%, 09/02/31 (Call 06/02/31)	70	68,356
3.35%, 09/02/51 (Call 03/02/51)	55	53,379
3.55%, 09/02/50 (Call 03/02/50)	34	34,064

		13,577,818

Building Materials — 0.9%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)(a)	297	310,092
2.72%, 02/15/30 (Call 11/15/29)	20	21,001
3.38%, 04/05/40 (Call 10/05/39)	223	238,523
3.58%, 04/05/50 (Call 10/05/49)	146	159,058
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	168	182,668
4.00%, 09/21/23 (Call 08/21/23)	331	353,336
4.00%, 06/15/25 (Call 03/15/25)	316	348,093
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	663	711,439
3.90%, 02/14/26 (Call 11/14/25)	236	261,646
4.50%, 02/15/47 (Call 08/15/46)	28	35,457
4.63%, 07/02/44 (Call 01/02/44)	199	248,316

Security	Par (000)	Value

Building Materials (continued)
4.95%, 07/02/64 (Call 01/02/64)(a)(d)	$366	$505,431
5.13%, 09/14/45 (Call 03/14/45)	98	131,019
6.00%, 01/15/36	10	14,201
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)(a)	2,050	2,014,863
Lafarge SA, 7.13%, 07/15/36	15	22,525
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	61	63,814
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	45	49,375
3.50%, 12/15/27 (Call 09/15/27)	58	64,400
4.25%, 12/15/47 (Call 06/15/47)	96	114,080
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	52	53,761
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	108	118,884
4.50%, 05/15/47 (Call 11/15/46)	98	119,903
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	258	280,395
3.95%, 08/15/29 (Call 05/15/29)	28	31,795
4.20%, 12/01/24 (Call 09/01/24)	155	169,401
4.30%, 07/15/47 (Call 01/15/47)	210	247,920
4.40%, 01/30/48 (Call 07/30/47)	132	158,317
7.00%, 12/01/36	62	90,671
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	57	64,448
4.50%, 06/15/47 (Call 12/15/46)	52	64,156
4.70%, 03/01/48 (Call 09/01/47)	102	129,534

		7,378,522

Chemicals — 2.0%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	33	43,129
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	95	104,283
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)(a)	77	84,630
3.63%, 05/15/26 (Call 03/15/26)	93	102,972
4.25%, 10/01/34 (Call 04/01/34)	116	135,594
4.38%, 11/15/42 (Call 05/15/42)	178	214,453
4.55%, 11/30/25 (Call 09/30/25)	8	9,093
4.63%, 10/01/44 (Call 04/01/44)	43	53,619
4.80%, 11/30/28 (Call 08/30/28)	15	18,012
4.80%, 05/15/49 (Call 11/15/48)	247	321,182
5.25%, 11/15/41 (Call 05/15/41)	248	327,918
5.55%, 11/30/48 (Call 05/30/48)	66	93,836
7.38%, 11/01/29	88	122,655
9.40%, 05/15/39	139	254,631
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	248	267,051
4.49%, 11/15/25 (Call 09/15/25)	37	41,776
4.73%, 11/15/28 (Call 08/15/28)	40	47,682
5.32%, 11/15/38 (Call 05/15/38)	175	231,607
5.42%, 11/15/48 (Call 05/15/48)	237	335,272
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	30	35,098
4.65%, 10/15/44 (Call 04/15/44)	108	132,711
4.80%, 09/01/42 (Call 03/01/42)	70	87,275
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	580	554,886
2.38%, 08/10/22 (Call 09/08/21)(a)	1,021	1,039,980
2.70%, 11/01/26 (Call 08/01/26)	2,941	3,160,840
2.75%, 08/18/55 (Call 02/18/55)(c)	478	473,483
3.25%, 01/14/23 (Call 09/08/21)	367	379,827
3.25%, 12/01/27 (Call 09/01/27)	1,242	1,375,279

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.80%, 03/24/30 (Call 12/24/29)	$625	$767,562
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	112	120,760
3.45%, 10/01/29 (Call 07/01/29)	31	33,846
4.50%, 10/01/49 (Call 04/01/49)	62	74,252
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	44	45,674
4.38%, 06/01/47 (Call 12/01/46)	286	348,031
4.45%, 09/26/28 (Call 06/26/28)	226	264,020
5.00%, 09/26/48 (Call 03/26/48)	43	57,186
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	99	104,810
3.20%, 01/30/26 (Call 10/30/25)	15	16,371
3.55%, 11/07/42 (Call 05/07/42)	205	237,800
Lubrizol Corp. (The), 6.50%, 10/01/34	105	155,274
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	167	211,651
5.25%, 07/15/43(a)	97	127,571
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	18	19,797
LYB International Finance III LLC
2.88%, 05/01/25 (Call 09/08/21)	103	110,036
3.38%, 05/01/30 (Call 02/01/30)	21	23,139
3.63%, 04/01/51 (Call 10/01/50)(a)	67	72,970
3.80%, 10/01/60 (Call 04/01/60)	105	115,211
4.20%, 10/15/49 (Call 04/15/49)	181	212,606
4.20%, 05/01/50 (Call 11/01/49)	108	126,973
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	66	83,045
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	60	67,856
4.25%, 11/15/23 (Call 08/15/23)	25	26,752
4.88%, 11/15/41 (Call 05/15/41)	15	17,891
5.45%, 11/15/33 (Call 05/15/33)	32	40,713
5.63%, 11/15/43 (Call 05/15/43)	30	40,163
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	46	49,004
3.38%, 03/15/25 (Call 12/15/24)	129	139,093
3.63%, 03/15/24 (Call 12/15/23)	155	165,318
4.00%, 12/15/26 (Call 09/15/26)	45	50,607
4.13%, 03/15/35 (Call 09/15/34)	40	46,216
4.20%, 04/01/29 (Call 01/01/29)	93	107,348
4.90%, 06/01/43 (Call 12/01/42)	57	73,673
5.00%, 04/01/49 (Call 10/01/48)	101	136,087
5.25%, 01/15/45 (Call 07/15/44)	85	114,603
5.63%, 12/01/40	42	58,523
5.88%, 12/01/36	23	31,570
6.13%, 01/15/41 (Call 07/15/40)	175	254,587
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	170	178,150
2.80%, 08/15/29 (Call 05/15/29)	81	86,149
3.20%, 03/15/23 (Call 02/15/23)	24	24,955
3.75%, 03/15/28 (Call 12/15/27)	221	250,753
Rohm & Haas Co., 7.85%, 07/15/29	36	50,429
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)(a)	3	3,303
4.25%, 01/15/48 (Call 07/15/47)(a)	40	45,672
4.55%, 03/01/29 (Call 12/01/28)	32	37,060
5.25%, 06/01/45 (Call 12/01/44)	48	61,609

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	$65	$66,524
2.95%, 08/15/29 (Call 05/15/29)	18	19,350
3.30%, 05/15/50 (Call 11/15/49)	39	41,901
3.45%, 08/01/25 (Call 05/01/25)(a)	113	122,980
3.45%, 06/01/27 (Call 03/01/27)	13	14,375
3.80%, 08/15/49 (Call 02/15/49)	39	45,088
3.95%, 01/15/26 (Call 10/15/25)	49	54,479
4.00%, 12/15/42 (Call 06/15/42)	65	75,852
4.50%, 06/01/47 (Call 12/01/46)	206	259,068
4.55%, 08/01/45 (Call 02/01/45)	108	136,029
Westlake Chemical Corp., 4.38%, 11/15/47 (Call 05/15/47)(a)	13	15,272

		16,386,361

Commercial Services — 1.7%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	2,816	2,705,782
1.70%, 05/15/28 (Call 03/15/28)	65	66,130
3.38%, 09/15/25 (Call 06/15/25)	457	500,721
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	50	54,644
5.25%, 10/01/25 (Call 07/01/25)	80	91,417
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	15	16,833
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	155	178,345
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	70	63,058
3.25%, 01/15/28 (Call 10/15/27)	172	188,627
3.25%, 05/20/50 (Call 11/20/49)	29	30,552
4.25%, 02/01/29 (Call 11/01/28)(a)	58	67,376
4.88%, 12/17/48 (Call 06/17/48)	148	198,134
5.25%, 07/15/44	100	137,255
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	145	150,787
2.85%, 10/01/29 (Call 07/01/29)	76	81,987
3.25%, 06/01/50 (Call 12/01/49)	265	292,162
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	392	412,000
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	940	1,008,977
3.50%, 03/16/23 (Call 02/16/23)	4,883	5,098,975
4.00%, 03/18/29 (Call 12/18/28)	1,427	1,612,153
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	194	170,693
2.50%, 12/01/29 (Call 09/01/29)(a)	41	43,424
3.25%, 12/01/49 (Call 06/01/49)	175	191,133
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	117	127,479
5.50%, 06/15/45 (Call 12/15/44)	112	152,789

		13,641,433

Computers — 1.8%
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	100	99,729
1.70%, 08/05/31 (Call 05/05/31)(a)	100	99,146
2.65%, 05/11/50 (Call 11/11/49)	129	127,707
2.65%, 02/08/51 (Call 08/08/50)	10	9,865
2.70%, 08/05/51 (Call 02/05/51)	95	94,638
2.85%, 08/05/61 (Call 02/05/61)	100	99,828
2.95%, 09/11/49 (Call 03/11/49)	134	139,407
3.45%, 02/09/45	63	71,126
3.75%, 09/12/47 (Call 03/12/47)	19	22,366
3.75%, 11/13/47 (Call 05/13/47)	80	94,241

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.85%, 05/04/43	$286	$342,288
3.85%, 08/04/46 (Call 02/04/46)	294	351,821
4.25%, 02/09/47 (Call 08/09/46)	107	134,849
4.38%, 05/13/45(a)	131	167,974
4.45%, 05/06/44	111	144,191
4.65%, 02/23/46 (Call 08/23/45)	593	790,433
Dell International LLC/EMC Corp., 8.10%, 07/15/36 (Call 01/15/36)	10	15,377
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	485	497,591
4.40%, 10/15/22 (Call 08/15/22)	265	274,837
4.45%, 10/02/23 (Call 09/02/23)	85	91,463
4.65%, 10/01/24 (Call 09/01/24)	406	450,274
4.90%, 10/15/25 (Call 07/15/25)	671	764,665
6.20%, 10/15/35 (Call 04/15/35)	373	507,765
6.35%, 10/15/45 (Call 04/15/45)	412	569,837
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)(c)	515	516,396
4.05%, 09/15/22	365	378,545
6.00%, 09/15/41(a)	250	328,610
International Business Machines Corp.
2.88%, 11/09/22	600	618,420
2.95%, 05/15/50 (Call 11/15/49)	250	253,100
3.00%, 05/15/24	387	411,795
3.30%, 05/15/26	331	364,424
3.30%, 01/27/27	600	661,908
3.38%, 08/01/23(a)	253	267,307
3.45%, 02/19/26(a)	330	364,106
3.50%, 05/15/29	885	991,138
3.63%, 02/12/24	1,252	1,344,761
4.00%, 06/20/42	159	188,355
4.15%, 05/15/39	245	294,127
4.25%, 05/15/49	695	868,243
4.70%, 02/19/46	135	176,978
5.60%, 11/30/39(a)	91	128,471
5.88%, 11/29/32	62	84,351
6.22%, 08/01/27	140	177,033
6.50%, 01/15/28	42	54,455
7.00%, 10/30/25	131	162,954
7.13%, 12/01/96(a)	25	46,449

		14,643,344

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
1.95%, 02/01/23	137	140,299
2.10%, 05/01/23	144	148,277
2.25%, 11/15/22	120	122,908
3.25%, 03/15/24	162	173,447
3.70%, 08/01/47 (Call 02/01/47)	397	491,653
4.00%, 08/15/45	127	162,719
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29 (Call 09/01/29)	65	68,370
2.60%, 04/15/30 (Call 01/15/30)	76	80,868
3.13%, 12/01/49 (Call 06/01/49)(a)	153	169,559
4.15%, 03/15/47 (Call 09/15/46)	58	74,009
4.38%, 06/15/45 (Call 12/15/44)	114	145,939
6.00%, 05/15/37	39	56,429
Procter & Gamble Co. (The)
2.45%, 11/03/26	244	261,378
2.70%, 02/02/26	36	38,852
2.80%, 03/25/27	221	240,351

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.85%, 08/11/27	$257	$281,343
3.00%, 03/25/30	117	129,896
3.55%, 03/25/40	45	53,640
3.60%, 03/25/50	130	162,592
5.55%, 03/05/37	5	7,255
5.80%, 08/15/34	20	28,723
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	100	99,384
2.00%, 07/28/26	105	109,869
2.13%, 09/06/29 (Call 06/06/29)(a)	117	121,059
2.60%, 05/05/24 (Call 03/05/24)	105	110,463
2.90%, 05/05/27 (Call 02/05/27)	52	56,539
3.10%, 07/30/25	200	216,838
3.13%, 03/22/23 (Call 02/22/23)	100	104,204
3.25%, 03/07/24 (Call 02/07/24)	109	116,245
3.38%, 03/22/25 (Call 01/22/25)	105	114,182
3.50%, 03/22/28 (Call 12/22/27)	39	43,860
5.90%, 11/15/32	75	103,725
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	100	100,799

		4,335,674

Distribution & Wholesale — 0.1%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	335	346,196
3.75%, 05/15/46 (Call 11/15/45)	33	38,734
4.20%, 05/15/47 (Call 11/15/46)	73	91,861
4.60%, 06/15/45 (Call 12/15/44)(a)	266	350,434

		827,225

Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	83	86,539
3.50%, 01/15/25 (Call 11/15/24)	35	37,063
3.65%, 07/21/27 (Call 04/21/27)	435	462,766
3.88%, 01/23/28 (Call 10/23/27)(a)	30	32,153
4.13%, 07/03/23 (Call 06/03/23)	40	42,218
4.45%, 04/03/26 (Call 02/03/26)	60	65,793
4.63%, 10/15/27 (Call 08/15/27)(a)	60	66,903
4.88%, 01/16/24 (Call 12/16/23)	100	108,381
6.50%, 07/15/25 (Call 06/15/25)	55	64,247
Affiliated Managers Group Inc.
3.50%, 08/01/25(a)	46	50,107
4.25%, 02/15/24(a)	14	15,200
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)	100	98,222
3.00%, 02/01/30 (Call 11/01/29)	42	42,974
3.25%, 03/01/25 (Call 01/01/25)	80	84,974
3.25%, 10/01/29 (Call 07/01/29)	105	109,939
3.63%, 04/01/27 (Call 01/01/27)	163	176,112
3.63%, 12/01/27 (Call 09/01/27)	150	162,179
3.75%, 06/01/26 (Call 04/01/26)	117	127,770
4.63%, 10/01/28 (Call 07/01/28)	82	93,162
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)(a)	442	486,059
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	198	213,486
4.63%, 03/30/25	114	127,297
5.13%, 09/30/24	389	437,240
5.80%, 05/01/25 (Call 04/01/25)(a)	35	40,500
8.00%, 11/01/31	1,156	1,668,982
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	354	360,691

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.50%, 07/30/24 (Call 06/30/24)	$789	$830,793
2.65%, 12/02/22	203	209,106
3.00%, 10/30/24 (Call 09/29/24)	560	599,833
3.13%, 05/20/26 (Call 04/20/26)	327	356,937
3.40%, 02/27/23 (Call 01/27/23)	571	595,410
3.40%, 02/22/24 (Call 01/22/24)	420	447,959
3.63%, 12/05/24 (Call 11/04/24)	235	256,164
3.70%, 08/03/23 (Call 07/03/23)	339	359,550
4.05%, 12/03/42	495	601,376
4.20%, 11/06/25 (Call 10/06/25)(a)	557	632,033
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	1,743	1,931,436
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	64	68,984
3.00%, 04/02/25 (Call 03/02/25)	103	109,951
3.70%, 10/15/24	140	152,874
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	18	19,056
3.90%, 01/25/28 (Call 10/25/27)	181	203,598
4.00%, 04/01/24 (Call 02/01/24)	259	279,401
4.25%, 06/02/26 (Call 03/02/26)	192	216,568
4.35%, 04/15/30 (Call 01/15/30)	134	156,468
4.70%, 09/20/47 (Call 03/20/47)	223	276,522
4.85%, 03/29/29 (Call 12/29/28)	222	265,026
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	226	236,337
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	83	92,510
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	200	200,136
3.20%, 03/02/27 (Call 12/02/26)	44	48,315
3.20%, 01/25/28 (Call 10/25/27)	42	46,298
3.25%, 05/22/29 (Call 02/22/29)	62	68,601
4.00%, 02/01/29 (Call 11/01/28)	60	69,334
4.63%, 03/22/30 (Call 12/22/29)	45	54,933
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	15	15,612
4.10%, 06/15/51 (Call 12/15/50)	40	43,251
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	68	72,857
3.75%, 06/15/28 (Call 03/15/28)	164	187,729
4.15%, 06/15/48 (Call 12/15/47)	63	82,230
5.30%, 09/15/43 (Call 03/15/43)(a)	65	93,382
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	268	387,351
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	247	277,890
4.50%, 01/30/26 (Call 11/30/25)	158	178,472
Franklin Resources Inc., 2.85%, 03/30/25(a)	114	121,881
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,134	1,377,334
Intercontinental Exchange Inc.
2.65%, 09/15/40 (Call 03/15/40)	177	172,779
3.00%, 06/15/50 (Call 12/15/49)	192	194,354
3.00%, 09/15/60 (Call 03/15/60)	45	44,585
3.10%, 09/15/27 (Call 06/15/27)	81	88,469
3.75%, 12/01/25 (Call 09/01/25)	132	145,824
3.75%, 09/21/28 (Call 06/21/28)	65	73,354
4.25%, 09/21/48 (Call 03/21/48)	115	140,637
Invesco Finance PLC
3.13%, 11/30/22	112	115,806
3.75%, 01/15/26	105	116,118
4.00%, 01/30/24	65	70,087

Security	Par (000)	Value

Diversified Financial Services (continued)
5.38%, 11/30/43	$161	$215,445
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	182	205,160
Jefferies Group LLC
6.25%, 01/15/36	47	63,748
6.50%, 01/20/43	45	62,919
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	39	44,208
Legg Mason Inc.
4.75%, 03/15/26	258	298,661
5.63%, 01/15/44	236	335,859
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	7	7,673
2.95%, 03/15/51 (Call 09/15/50)	10	10,577
3.35%, 03/26/30 (Call 12/26/29)	25	28,237
3.65%, 06/01/49 (Call 12/01/48)	195	230,174
3.80%, 11/21/46 (Call 05/21/46)(a)	139	166,804
3.85%, 03/26/50 (Call 09/26/49)	166	202,558
3.95%, 02/26/48 (Call 08/26/47)	196	240,574
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/49)	134	137,511
3.85%, 06/30/26 (Call 03/30/26)(a)	144	161,032
Nomura Holdings Inc.
2.17%, 07/14/28	200	200,244
2.65%, 01/16/25	15	15,716
3.10%, 01/16/30	585	617,368
ORIX Corp.
3.25%, 12/04/24(a)	2	2,152
3.70%, 07/18/27	106	118,770
4.05%, 01/16/24	137	147,553
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	45	50,951
4.65%, 04/01/30 (Call 01/01/30)	162	194,721
4.95%, 07/15/46	93	122,006
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	165	180,863
3.95%, 12/01/27 (Call 09/01/27)	155	173,002
4.50%, 07/23/25 (Call 04/23/25)	144	160,279
5.15%, 03/19/29 (Call 12/19/28)	122	144,893
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)	169	150,366
2.05%, 04/15/30 (Call 01/15/30)	59	60,857
3.65%, 09/15/47 (Call 03/15/47)	143	168,481
4.15%, 12/14/35 (Call 06/14/35)	288	353,825
4.30%, 12/14/45 (Call 06/14/45)	238	304,750
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	239	252,026
4.25%, 06/09/23 (Call 05/09/23)(a)	100	105,999
6.20%, 11/17/36	203	254,690

		24,837,120

Electric — 8.1%
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	40	41,316
4.00%, 10/15/28 (Call 07/15/28)	265	303,693
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	1,454	1,552,494
3.20%, 04/15/25 (Call 03/15/25)	1,779	1,905,434
3.80%, 06/01/29 (Call 03/01/29)	2,945	3,324,669
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	288	368,289
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	529	558,338

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.20%, 09/15/49 (Call 03/15/49)	$240	$257,558
3.35%, 07/01/23 (Call 04/01/23)	55	57,532
3.50%, 08/15/46 (Call 02/15/46)	73	81,342
3.75%, 08/15/47 (Call 02/15/47)	109	127,121
4.25%, 09/15/48 (Call 03/15/48)	30	37,613
6.35%, 10/01/36	208	302,729
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	139	159,263
3.95%, 03/01/48 (Call 09/01/47)	178	214,024
4.50%, 04/01/44 (Call 10/01/43)	177	229,350
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	47	51,018
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	77	98,741
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	98	101,464
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	47	52,576
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	30	31,837
CenterPoint Energy Inc.
2.95%, 03/01/30 (Call 12/01/29)	150	159,054
3.70%, 09/01/49 (Call 03/01/49)(a)	63	69,706
4.25%, 11/01/28 (Call 08/01/28)	79	90,907
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	552	567,511
2.55%, 06/15/26 (Call 03/15/26)	484	515,281
3.00%, 03/01/50 (Call 09/01/49)	65	67,382
3.65%, 06/15/46 (Call 12/15/45)	186	212,760
3.70%, 08/15/28 (Call 05/15/28)	381	434,946
3.70%, 03/01/45 (Call 09/01/44)	159	183,103
3.80%, 10/01/42 (Call 04/01/42)	75	87,463
4.00%, 03/01/48 (Call 09/01/47)	97	116,671
4.00%, 03/01/49 (Call 09/01/48)	207	250,638
4.35%, 11/15/45 (Call 05/15/45)	64	80,220
4.60%, 08/15/43 (Call 02/15/43)	15	19,300
4.70%, 01/15/44 (Call 07/15/43)	58	75,430
5.90%, 03/15/36	318	454,311
6.45%, 01/15/38	149	220,846
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	31	33,617
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	210	245,946
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	331	357,679
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	382	391,420
4.00%, 04/01/48 (Call 10/01/47)	165	202,572
4.30%, 04/15/44 (Call 10/15/43)	210	263,458
Series A, 3.20%, 03/15/27 (Call 12/15/26)	48	52,930
Series A, 4.15%, 06/01/45 (Call 12/01/44)	269	334,690
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	29	31,697
3.80%, 05/15/28 (Call 02/15/28)	176	199,148
3.85%, 06/15/46 (Call 12/15/45)	235	263,738
3.95%, 03/01/43 (Call 09/01/42)	202	230,468
4.45%, 03/15/44 (Call 09/15/43)	129	157,257
4.50%, 12/01/45 (Call 06/01/45)	98	120,217
4.50%, 05/15/58 (Call 11/15/57)	109	135,060
4.63%, 12/01/54 (Call 06/01/54)	71	90,841
5.70%, 06/15/40	120	165,232
Series 05-A, 5.30%, 03/01/35	75	95,529
Series 06-A, 5.85%, 03/15/36	49	66,934
Series 06-B, 6.20%, 06/15/36	10	14,072
Series 07-A, 6.30%, 08/15/37(a)	43	61,274
Series 08-B, 6.75%, 04/01/38(a)	98	147,120
Series 09-C, 5.50%, 12/01/39	227	305,385
Series 12-A, 4.20%, 03/15/42	124	145,285

Security	Par (000)	Value

Electric (continued)
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	$74	$84,379
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	341	378,339
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	266	309,831
Series A, 4.13%, 05/15/49 (Call 11/15/48)	208	246,270
Series B, 3.13%, 11/15/27 (Call 08/15/27)(a)	256	278,236
Series C, 4.00%, 11/15/57 (Call 05/15/57)	100	115,489
Series C, 4.30%, 12/01/56 (Call 06/01/56)	130	157,891
Series D, 4.00%, 12/01/28 (Call 09/01/28)	139	159,821
Series E, 4.65%, 12/01/48 (Call 06/01/48)	73	91,649
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	97	102,908
4.15%, 05/15/45 (Call 11/15/44)	94	113,400
Edison International
3.55%, 11/15/24 (Call 10/15/24)	98	104,149
4.13%, 03/15/28 (Call 12/15/27)	194	207,836
4.95%, 04/15/25 (Call 03/15/25)	135	149,382
5.75%, 06/15/27 (Call 04/15/27)(a)	190	217,373
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	30	36,904
6.00%, 05/15/35(a)	65	88,174
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	328	359,363
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	555	575,768
2.80%, 05/01/23 (Call 02/01/23)	85	87,792
3.45%, 01/15/50 (Call 07/15/49)(a)	625	676,194
Series H, 3.15%, 01/15/25 (Call 10/15/24)	690	737,458
Series L, 2.90%, 10/01/24 (Call 08/01/24)	757	802,798
Series M, 3.30%, 01/15/28 (Call 10/15/27)	175	192,136
Series N, 3.80%, 12/01/23 (Call 11/01/23)(a)	227	242,563
Series O, 4.25%, 04/01/29 (Call 01/01/29)	597	695,326
Series R, 1.65%, 08/15/30 (Call 05/15/30)	1,468	1,418,352
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	411	448,574
3.95%, 06/15/25 (Call 03/15/25)	673	739,048
4.05%, 04/15/30 (Call 01/15/30)	640	733,779
4.45%, 04/15/46 (Call 10/15/45)	481	593,564
4.70%, 04/15/50 (Call 10/15/49)	421	539,339
4.95%, 06/15/35 (Call 12/15/34)	253	313,685
5.10%, 06/15/45 (Call 12/15/44)	165	220,377
5.63%, 06/15/35	255	337,615
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)(a)	311	370,230
5.75%, 10/01/41 (Call 04/01/41)	178	212,726
6.25%, 10/01/39	183	227,458
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	450	480,109
3.13%, 12/01/25 (Call 06/01/25)	602	652,448
3.15%, 10/01/49 (Call 04/01/49)	231	252,079
3.70%, 12/01/47 (Call 06/01/47)	279	331,681
3.80%, 12/15/42 (Call 06/15/42)	57	67,815
3.95%, 03/01/48 (Call 09/01/47)	263	322,254
3.99%, 03/01/49 (Call 09/01/48)	155	191,949
4.05%, 06/01/42 (Call 12/01/41)	86	105,249
4.05%, 10/01/44 (Call 04/01/44)	275	339,020
4.13%, 02/01/42 (Call 08/01/41)	44	54,063
4.13%, 06/01/48 (Call 12/01/47)	279	351,035
4.95%, 06/01/35	279	367,912
5.25%, 02/01/41 (Call 08/01/40)	25	34,689
5.63%, 04/01/34	181	247,914
5.65%, 02/01/37	67	92,916

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.69%, 03/01/40	$185	$266,722
5.95%, 02/01/38	174	251,997
5.96%, 04/01/39	130	191,490
Iberdrola International BV
5.81%, 03/15/25(a)	51	59,118
6.75%, 07/15/36	936	1,439,240
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	62	63,556
3.25%, 06/30/26 (Call 03/30/26)(a)	237	258,159
3.35%, 11/15/27 (Call 08/15/27)	190	208,629
3.65%, 06/15/24 (Call 03/15/24)	184	197,149
5.30%, 07/01/43 (Call 01/01/43)(a)	263	352,023
National Grid USA, 5.80%, 04/01/35(a)	175	220,523
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	201	208,023
3.40%, 02/07/28 (Call 11/07/27)	219	242,083
3.70%, 03/15/29 (Call 12/15/28)	45	51,045
3.90%, 11/01/28 (Call 08/01/28)	85	96,985
4.02%, 11/01/32 (Call 05/01/32)	81	96,115
4.30%, 03/15/49 (Call 09/15/48)	94	120,257
4.40%, 11/01/48 (Call 05/01/48)	92	120,614
Series C, 8.00%, 03/01/32	98	148,200
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)(a)	986	1,004,862
2.75%, 05/01/25 (Call 04/01/25)	258	273,800
2.75%, 11/01/29 (Call 08/01/29)	1,454	1,539,960
2.80%, 01/15/23 (Call 12/15/22)	259	267,019
3.15%, 04/01/24 (Call 03/01/24)	670	710,120
3.25%, 04/01/26 (Call 02/01/26)	315	341,479
3.50%, 04/01/29 (Call 01/01/29)	937	1,039,498
3.55%, 05/01/27 (Call 02/01/27)	998	1,104,966
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(a)(b)	154	173,309
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(b)	145	170,088
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	55	55,962
3.20%, 05/15/27 (Call 02/15/27)	1,330	1,461,657
3.25%, 05/15/29 (Call 02/15/29)(a)	28	31,035
3.95%, 04/01/30 (Call 01/01/30)	688	799,470
4.40%, 03/01/44 (Call 09/01/43)	401	508,745
5.50%, 03/15/40	95	133,346
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	20	24,123
4.15%, 04/01/48 (Call 10/01/47)	30	36,919
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	95	92,527
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	325	346,625
3.70%, 11/15/28 (Call 08/15/28)(a)	130	147,874
3.75%, 04/01/45 (Call 10/01/44)	196	229,575
3.80%, 09/30/47 (Call 03/30/47)	50	59,288
3.80%, 06/01/49 (Call 12/01/48)	185	220,847
4.10%, 11/15/48 (Call 05/15/48)	5	6,181
5.25%, 09/30/40	10	13,691
5.30%, 06/01/42 (Call 12/01/41)	120	169,026
5.75%, 03/15/29 (Call 12/15/28)	17	21,502
7.00%, 05/01/32	20	28,900
7.25%, 01/15/33(a)	62	92,663
7.50%, 09/01/38	75	123,800

Security	Par (000)	Value

Electric (continued)
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	$86	$87,346
3.00%, 09/15/49 (Call 03/15/49)	220	231,125
3.15%, 10/15/25 (Call 07/15/25)	183	198,119
3.70%, 09/15/47 (Call 03/15/47)	40	46,747
3.90%, 03/01/48 (Call 09/01/47)	316	379,412
4.15%, 10/01/44 (Call 04/01/44)	108	133,067
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	154	164,606
4.15%, 03/15/43 (Call 09/15/42)	237	289,320
6.50%, 11/15/37	67	99,145
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	35	36,914
4.15%, 06/15/48 (Call 12/15/47)	10	12,582
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	174	184,224
3.60%, 07/01/49 (Call 01/01/49)	320	370,237
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	52	54,722
2.45%, 01/15/30 (Call 10/15/29)	77	80,912
3.00%, 05/15/25 (Call 02/15/25)	51	54,531
3.00%, 05/15/27 (Call 02/15/27)(a)	65	70,761
3.15%, 01/01/50 (Call 07/01/49)	262	282,863
3.20%, 08/01/49 (Call 02/01/49)(a)	229	249,015
3.25%, 09/01/23 (Call 08/01/23)	58	61,119
3.60%, 12/01/47 (Call 06/01/47)	166	191,280
3.65%, 09/01/28 (Call 06/01/28)	132	149,840
3.65%, 09/01/42 (Call 03/01/42)	200	230,404
3.70%, 05/01/28 (Call 02/01/28)	10	11,373
3.80%, 03/01/46 (Call 09/01/45)	403	477,087
3.85%, 05/01/49 (Call 11/01/48)	360	433,004
3.95%, 05/01/42 (Call 11/01/41)(a)	71	84,879
4.05%, 05/01/48 (Call 11/01/47)	66	81,332
5.50%, 03/01/40	25	34,865
5.80%, 05/01/37	38	53,189
Public Service Electric and Gas Co., 1.90%, 08/15/31 (Call 05/15/31)	45	45,036
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	932	891,085
2.65%, 11/15/22 (Call 10/15/22)	99	101,577
2.88%, 06/15/24 (Call 05/15/24)	118	124,764
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	614	650,840
4.15%, 05/15/48 (Call 11/15/47)	214	260,151
4.50%, 08/15/40	194	243,068
6.00%, 06/01/39	7	9,937
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	159	167,646
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	143	162,874
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	159	192,935
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	298	319,632
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	565	615,065
3.40%, 02/01/28 (Call 11/01/27)	532	580,662
3.55%, 06/15/24 (Call 03/15/24)	567	606,656
3.75%, 11/15/25 (Call 08/15/25)	246	269,732
3.80%, 02/01/38 (Call 08/01/37)	351	393,204
4.00%, 02/01/48 (Call 08/01/47)	352	398,647
4.05%, 12/01/23 (Call 09/01/23)	266	284,439
6.00%, 10/15/39	255	357,977

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	$191	$190,883
2.85%, 08/01/29 (Call 05/01/29)	168	176,084
3.65%, 02/01/50 (Call 08/01/49)	227	231,533
4.00%, 04/01/47 (Call 10/01/46)	268	284,332
4.05%, 03/15/42 (Call 09/15/41)	121	129,852
4.50%, 09/01/40 (Call 03/01/40)	43	49,767
4.65%, 10/01/43 (Call 04/01/43)	77	88,608
5.50%, 03/15/40	101	127,637
5.63%, 02/01/36	122	155,927
6.00%, 01/15/34(a)	171	225,739
6.05%, 03/15/39	34	45,439
6.65%, 04/01/29	96	120,154
Series 04-G, 5.75%, 04/01/35	5	6,459
Series 05-E, 5.35%, 07/15/35	61	76,825
Series 06-E, 5.55%, 01/15/37	5	6,215
Series 08-A, 5.95%, 02/01/38	28	36,492
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	88	92,890
Series A, 4.20%, 03/01/29 (Call 12/01/28)	180	204,077
Series B, 3.65%, 03/01/28 (Call 12/01/27)	73	80,120
Series B, 4.88%, 03/01/49 (Call 09/01/48)	114	136,427
Series C, 3.60%, 02/01/45 (Call 08/01/44)	143	144,307
Series C, 4.13%, 03/01/48 (Call 09/01/47)	255	274,666
Series E, 3.70%, 08/01/25 (Call 06/01/25)(a)	129	141,227

		65,187,200

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	16	15,855
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	21	22,666
5.25%, 11/15/39	10	13,630

		52,151

Electronics — 0.9%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	568	599,984
3.05%, 09/22/26 (Call 06/22/26)	181	195,196
3.88%, 07/15/23 (Call 04/15/23)	359	379,047
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	29	31,871
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	309	328,303
3.55%, 10/01/27 (Call 07/01/27)	82	89,397
Amphenol Corp.
2.80%, 02/15/30 (Call 11/15/29)	32	33,928
4.35%, 06/01/29 (Call 03/01/29)	14	16,404
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	141	157,012
4.88%, 06/15/29 (Call 03/15/29)	188	218,300
4.88%, 05/12/30 (Call 02/12/30)	244	283,960
5.00%, 02/15/23	202	214,047
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	100	108,681
4.30%, 06/15/46 (Call 12/15/45)	97	116,926
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	100	99,748
1.75%, 09/01/31 (Call 06/01/31)	100	99,329
2.30%, 08/15/24 (Call 07/15/24)	276	290,426
2.50%, 11/01/26 (Call 08/01/26)	614	654,739
2.70%, 08/15/29 (Call 05/15/29)	129	138,492
3.35%, 12/01/23(a)	65	69,213
3.81%, 11/21/47 (Call 05/21/47)	51	61,885

Security	Par (000)	Value

Electronics (continued)
5.38%, 03/01/41(a)	$38	$53,630
5.70%, 03/15/36	23	32,010
5.70%, 03/15/37(a)	18	25,284
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	21	22,571
3.35%, 03/01/26 (Call 12/01/25)	55	59,487
3.50%, 02/15/28 (Call 11/15/27)	10	11,037
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	196	211,333
4.55%, 10/30/24 (Call 07/30/24)	232	256,778
4.60%, 04/06/27 (Call 01/06/27)	512	597,227
Legrand France SA, 8.50%, 02/15/25	465	578,925
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	287	303,385
4.75%, 12/01/24 (Call 09/01/24)	426	472,796
4.90%, 06/15/28 (Call 03/15/28)	180	209,997
Tyco Electronics Group SA, 7.13%, 10/01/37	89	136,979
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)(c)	15	15,182

		7,173,509

Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)(a)	10	10,488
6.20%, 03/01/40	10	14,604
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	52	54,409
3.05%, 04/01/50 (Call 10/01/49)	57	58,932
3.50%, 05/01/29 (Call 02/01/29)	25	27,732
4.25%, 12/01/28 (Call 09/01/28)	30	34,994
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	35	37,571
3.15%, 11/15/27 (Call 08/15/27)	63	69,234
4.15%, 07/15/49 (Call 01/15/49)	116	144,941

		452,905

Food — 2.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	13	17,489
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	190	193,270
3.13%, 04/24/50 (Call 10/24/49)	129	128,367
3.30%, 03/19/25 (Call 12/19/24)	90	96,797
3.65%, 03/15/23 (Call 02/15/23)	14	14,642
3.95%, 03/15/25 (Call 01/15/25)	278	305,263
4.15%, 03/15/28 (Call 12/15/27)	423	482,068
4.80%, 03/15/48 (Call 09/15/47)(a)	273	345,670
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	114	124,212
4.60%, 11/01/25 (Call 09/01/25)	306	345,612
4.85%, 11/01/28 (Call 08/01/28)(a)	100	119,307
5.30%, 11/01/38 (Call 05/01/38)	199	257,404
5.40%, 11/01/48 (Call 05/01/48)(a)	206	280,817
7.00%, 10/01/28	93	123,388
8.25%, 09/15/30	64	94,721
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	313	320,121
2.88%, 04/15/30 (Call 01/15/30)(a)	538	575,907
3.20%, 02/10/27 (Call 11/10/26)	312	340,813
3.65%, 02/15/24 (Call 11/15/23)	135	144,050
3.70%, 10/17/23 (Call 09/17/23)	1,024	1,090,335
4.00%, 04/17/25 (Call 02/17/25)(a)	341	376,631
4.20%, 04/17/28 (Call 01/17/28)	271	312,070

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.70%, 04/17/48 (Call 10/17/47)(a)	$25	$33,150
5.40%, 06/15/40	62	84,611
Hershey Co. (The)
2.45%, 11/15/29 (Call 08/15/29)	10	10,582
3.13%, 11/15/49 (Call 05/15/49)	157	170,450
3.38%, 08/15/46 (Call 02/15/46)	10	11,274
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	15	15,963
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)(a)	393	416,796
3.20%, 10/01/26 (Call 07/01/26)	30	32,639
3.90%, 06/01/50 (Call 12/01/49)	78	89,997
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)(a)	86	88,729
3.38%, 12/15/27 (Call 09/15/27)(a)	129	142,286
3.50%, 03/15/25	95	103,289
3.55%, 03/15/50 (Call 09/15/49)(a)	77	85,652
4.25%, 03/15/35	256	304,120
4.38%, 03/15/45	27	32,893
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	302	304,380
2.65%, 12/01/23	2,033	2,131,194
3.25%, 04/01/26	1,099	1,201,229
3.40%, 11/15/27 (Call 08/15/27)	364	401,459
4.30%, 05/15/28 (Call 02/15/28)	164	190,460
4.50%, 04/01/46	333	415,654
Series B, 7.45%, 04/01/31	751	1,087,929
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	93	129,169
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	72	73,130
2.65%, 10/15/26 (Call 07/15/26)	118	125,741
3.50%, 02/01/26 (Call 11/01/25)	149	164,159
3.70%, 08/01/27 (Call 05/01/27)(a)	54	60,687
3.85%, 08/01/23 (Call 05/01/23)	69	72,910
3.88%, 10/15/46 (Call 04/15/46)	142	160,135
3.95%, 01/15/50 (Call 07/15/49)	108	125,915
4.00%, 02/01/24 (Call 11/01/23)	91	97,649
4.45%, 02/01/47 (Call 08/01/46)	123	149,903
4.50%, 01/15/29 (Call 10/15/28)	115	136,351
4.65%, 01/15/48 (Call 07/15/47)	133	166,988
5.00%, 04/15/42 (Call 10/15/41)	59	76,321
5.15%, 08/01/43 (Call 02/01/43)(a)	176	231,739
5.40%, 07/15/40 (Call 01/15/40)	90	120,212
5.40%, 01/15/49 (Call 07/15/48)(a)	120	166,938
6.90%, 04/15/38	191	284,747
7.50%, 04/01/31(a)	141	203,110
McCormick & Co. Inc./MD
2.50%, 04/15/30 (Call 01/15/30)	35	36,298
3.15%, 08/15/24 (Call 06/15/24)	43	45,816
3.40%, 08/15/27 (Call 05/15/27)	137	152,192
4.20%, 08/15/47 (Call 02/15/47)	88	106,756
Mondelez International Inc.
2.63%, 09/04/50 (Call 03/04/50)	68	64,807
2.75%, 04/13/30 (Call 01/13/30)	125	132,400
3.63%, 02/13/26 (Call 12/13/25)(a)	169	186,480
4.13%, 05/07/28 (Call 02/07/28)(a)	8	9,324
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	84	86,557
3.25%, 07/15/27 (Call 04/15/27)	185	202,072
3.30%, 07/15/26 (Call 04/15/26)	198	215,289
3.30%, 02/15/50 (Call 08/15/49)	195	204,261

Security	Par (000)	Value

Food (continued)
3.55%, 03/15/25 (Call 01/15/25)	$122	$132,549
3.75%, 10/01/25 (Call 07/01/25)	151	166,085
4.45%, 03/15/48 (Call 09/15/47)	105	127,972
4.50%, 04/01/46 (Call 10/01/45)	182	221,347
4.85%, 10/01/45 (Call 04/01/45)	157	200,429
5.38%, 09/21/35	40	52,277
5.65%, 04/01/25 (Call 03/01/25)	170	196,076
5.95%, 04/01/30 (Call 01/01/30)	119	153,364
6.60%, 04/01/50 (Call 10/01/49)	186	297,909
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	74	82,471
4.35%, 03/01/29 (Call 12/01/28)	31	36,243
4.55%, 06/02/47 (Call 12/02/46)	61	76,559
4.88%, 08/15/34 (Call 02/15/34)	68	85,111
5.10%, 09/28/48 (Call 03/28/48)	123	168,207
5.15%, 08/15/44 (Call 02/15/44)	55	73,000

		19,501,345

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47 (Call 05/02/47)	5	6,033
International Paper Co.
3.80%, 01/15/26 (Call 10/15/25)	45	49,957
4.35%, 08/15/48 (Call 02/15/48)	151	189,636
4.40%, 08/15/47 (Call 02/15/47)	74	92,870
4.80%, 06/15/44 (Call 12/15/43)	157	202,196
5.00%, 09/15/35 (Call 03/15/35)(a)	140	177,758
5.15%, 05/15/46 (Call 11/15/45)	162	217,678
6.00%, 11/15/41 (Call 05/15/41)	159	228,168
7.30%, 11/15/39	58	91,378
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	200	238,958

		1,494,632

Gas — 0.6%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)(a)	178	196,738
4.13%, 10/15/44 (Call 04/15/44)	142	169,822
4.13%, 03/15/49 (Call 09/15/48)	177	218,386
4.15%, 01/15/43 (Call 07/15/42)	6	7,143
4.30%, 10/01/48 (Call 04/01/48)	20	25,069
5.50%, 06/15/41 (Call 12/15/40)	68	92,737
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (Call 01/01/28)	50	56,476
4.10%, 09/01/47 (Call 03/01/47)	138	162,852
5.85%, 01/15/41 (Call 07/15/40)	80	111,881
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	58	62,732
4.75%, 09/01/28 (Call 06/01/28)	143	161,946
5.20%, 07/15/25 (Call 04/15/25)	197	221,146
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	170	169,623
3.61%, 02/01/24 (Call 11/01/23)	210	222,501
4.50%, 11/01/48 (Call 05/01/48)	105	130,366
4.66%, 02/01/44 (Call 08/01/43)	144	179,757
Piedmont Natural Gas Co. Inc., 3.35%, 06/01/50 (Call 12/01/49)	40	42,169
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	155	165,700
3.20%, 06/15/25 (Call 03/15/25)(a)	309	332,156
3.75%, 09/15/42 (Call 03/15/42)	198	224,979
5.13%, 11/15/40	20	26,535

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	$349	$372,013
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	158	192,128
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	111	139,858
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	290	348,084
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	110	114,863
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	45	44,591
3.80%, 09/29/46 (Call 03/29/46)(a)	299	329,905
4.15%, 06/01/49 (Call 12/01/48)(a)	266	310,989
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	70	80,293
Series K, 3.80%, 09/15/46 (Call 03/15/46)	35	40,209

		4,953,647

Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	75	85,283
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	77	83,094
4.10%, 03/01/48 (Call 09/01/47)	35	43,651
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)(a)	45	49,280
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	110	114,827
3.40%, 03/01/26 (Call 01/01/26)	17	18,705
4.00%, 03/15/60 (Call 03/15/25)(a)(b)	90	96,583
4.25%, 11/15/28 (Call 08/15/28)	57	66,945
4.85%, 11/15/48 (Call 05/15/48)(a)	45	61,332
5.20%, 09/01/40	93	125,175

		744,875

Health Care - Products — 0.9%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	363	470,227
4.75%, 04/15/43 (Call 10/15/42)	268	357,199
4.90%, 11/30/46 (Call 05/30/46)	476	660,521
5.30%, 05/27/40(a)	113	158,432
6.00%, 04/01/39	80	117,535
6.15%, 11/30/37	168	249,872
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	115	122,365
3.50%, 08/15/46 (Call 02/15/46)	133	147,689
Boston Scientific Corp.
4.00%, 03/01/29 (Call 12/01/28)	45	51,499
4.55%, 03/01/39 (Call 09/01/38)	21	25,882
4.70%, 03/01/49 (Call 09/01/48)	274	356,164
7.00%, 11/15/35	55	78,871
7.38%, 01/15/40(a)	88	140,913
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	25	24,401
4.38%, 09/15/45 (Call 03/15/45)	121	153,677
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	70	75,830
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	108	113,810
3.25%, 11/15/39 (Call 05/15/39)	163	177,414
3.40%, 11/15/49 (Call 05/15/49)	65	72,340
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	343	398,449
Koninklijke Philips NV
5.00%, 03/15/42	86	114,506
6.88%, 03/11/38	151	229,645
Medtronic Inc.
4.38%, 03/15/35	228	286,094
4.63%, 03/15/45	343	457,675

Security	Par (000)	Value

Health Care - Products (continued)
PerkinElmer Inc.
3.30%, 09/15/29 (Call 06/15/29)	$211	$228,971
3.63%, 03/15/51 (Call 09/15/50)	40	43,688
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	70	68,947
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	49	50,161
4.10%, 04/01/43 (Call 10/01/42)	35	41,468
4.38%, 05/15/44 (Call 11/15/43)	105	130,805
4.63%, 03/15/46 (Call 09/15/45)	56	73,544
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	40	40,386
2.00%, 10/15/31 (Call 07/15/31)	30	29,953
2.60%, 10/01/29 (Call 07/01/29)	100	105,627
2.80%, 10/15/41 (Call 04/15/41)	30	30,650
2.95%, 09/19/26 (Call 06/19/26)(a)	166	179,293
3.20%, 08/15/27 (Call 05/15/27)	112	122,820
3.65%, 12/15/25 (Call 09/15/25)	49	53,895
4.10%, 08/15/47 (Call 02/15/47)	142	176,463
4.13%, 03/25/25 (Call 02/25/25)	124	137,008
4.50%, 03/25/30 (Call 12/25/29)	50	59,724
5.30%, 02/01/44 (Call 08/01/43)	266	373,336
Zimmer Biomet Holdings Inc.
3.55%, 03/20/30 (Call 12/20/29)	50	55,320
4.45%, 08/15/45 (Call 02/15/45)	85	102,590

		7,145,659

Health Care - Services — 1.8%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	304	344,383
4.13%, 11/15/42 (Call 05/15/42)	102	118,620
4.50%, 05/15/42 (Call 11/15/41)	87	105,776
4.75%, 03/15/44 (Call 09/15/43)	252	317,172
6.63%, 06/15/36	148	215,923
6.75%, 12/15/37	150	222,924
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	88	93,896
3.13%, 05/15/50 (Call 11/15/49)	105	109,463
3.60%, 03/15/51 (Call 09/15/50)	25	28,041
3.65%, 12/01/27 (Call 09/01/27)	200	223,974
3.70%, 09/15/49 (Call 03/15/49)	113	127,601
4.10%, 03/01/28 (Call 12/01/27)	79	90,290
4.38%, 12/01/47 (Call 06/01/47)	141	174,622
4.55%, 03/01/48 (Call 09/01/47)	109	137,857
4.63%, 05/15/42	73	91,357
4.65%, 01/15/43	153	192,326
4.65%, 08/15/44 (Call 02/15/44)	291	367,495
5.10%, 01/15/44	146	192,922
5.85%, 01/15/36(a)	24	32,702
6.38%, 06/15/37	33	47,475
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	25	25,515
4.13%, 06/15/29 (Call 03/15/29)	344	389,456
4.50%, 02/15/27 (Call 08/15/26)	395	447,590
4.75%, 05/01/23	100	106,610
5.00%, 03/15/24	380	418,163
5.13%, 06/15/39 (Call 12/15/38)	187	235,182
5.25%, 04/15/25	145	165,504
5.25%, 06/15/26 (Call 12/15/25)	375	433,620
5.25%, 06/15/49 (Call 12/15/48)	244	318,305
5.50%, 06/15/47 (Call 12/15/46)	482	636,105

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	$27	$29,188
3.85%, 10/01/24 (Call 07/01/24)	234	253,679
3.95%, 03/15/27 (Call 12/15/26)	232	260,826
3.95%, 08/15/49 (Call 02/15/49)	86	100,759
4.50%, 04/01/25 (Call 03/01/25)	131	146,170
4.63%, 12/01/42 (Call 06/01/42)	179	222,964
4.80%, 03/15/47 (Call 09/15/46)	37	47,696
4.88%, 04/01/30 (Call 01/01/30)	32	38,776
4.95%, 10/01/44 (Call 04/01/44)	76	99,475
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	15	15,524
2.95%, 12/01/29 (Call 09/01/29)	126	134,089
3.60%, 02/01/25 (Call 11/01/24)	205	220,635
3.60%, 09/01/27 (Call 06/01/27)	103	114,019
4.70%, 02/01/45 (Call 08/01/44)	136	168,811
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)	45	53,885
Series I, 3.74%, 10/01/47(a)	95	111,478
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	524	554,848
2.95%, 06/30/30 (Call 03/30/30)	357	381,954
3.45%, 06/01/26 (Call 03/01/26)	589	645,444
3.50%, 03/30/25 (Call 12/30/24)	255	275,877
4.20%, 06/30/29 (Call 03/30/29)	303	351,141
4.25%, 04/01/24 (Call 01/01/24)	72	77,909
4.70%, 03/30/45 (Call 09/30/44)	301	377,282
UnitedHealth Group Inc.
2.88%, 08/15/29	76	82,516
2.90%, 05/15/50 (Call 11/15/49)	188	194,488
3.13%, 05/15/60 (Call 11/15/59)	85	89,969
3.25%, 05/15/51 (Call 11/15/50)	10	10,956
3.50%, 08/15/39 (Call 02/15/39)	69	77,992
3.70%, 08/15/49 (Call 02/15/49)	174	202,280
3.75%, 10/15/47 (Call 04/15/47)	25	29,220
3.85%, 06/15/28	110	126,099
3.88%, 12/15/28	106	122,259
3.88%, 08/15/59 (Call 02/15/59)	146	176,680
3.95%, 10/15/42 (Call 04/15/42)	15	17,973
4.20%, 01/15/47 (Call 07/15/46)	126	155,986
4.25%, 03/15/43 (Call 09/15/42)	104	129,236
4.25%, 04/15/47 (Call 10/15/46)	176	220,444
4.25%, 06/15/48 (Call 12/15/47)	220	277,402
4.38%, 03/15/42 (Call 09/15/41)	20	24,999
4.45%, 12/15/48 (Call 06/15/48)	192	249,527
4.63%, 07/15/35	93	118,170
4.63%, 11/15/41 (Call 05/15/41)	55	70,332
4.75%, 07/15/45	195	260,058
5.70%, 10/15/40 (Call 04/15/40)	23	32,769
5.80%, 03/15/36(a)	96	135,940
5.95%, 02/15/41 (Call 08/15/40)	30	44,115
6.50%, 06/15/37	96	145,339
6.63%, 11/15/37	52	79,582
6.88%, 02/15/38	113	176,205

		14,343,834

Home Builders — 0.0%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	55	70,911
PulteGroup Inc.
6.00%, 02/15/35	57	75,311
6.38%, 05/15/33	60	80,268

Security	Par (000)	Value

Home Builders (continued)
7.88%, 06/15/32	$95	$138,635

		365,125

Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	69	75,354
3.80%, 11/15/24 (Call 08/15/24)	24	25,809
4.40%, 03/15/29 (Call 12/15/28)	93	107,274
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)(a)	157	192,023
4.60%, 05/15/50 (Call 11/15/49)	85	107,322
4.75%, 02/26/29 (Call 11/26/28)	40	47,456

		555,238

Household Products & Wares — 0.5%
Avery Dennison Corp.
2.65%, 04/30/30 (Call 02/01/30)	56	58,171
4.88%, 12/06/28 (Call 09/06/28)(a)	35	42,004
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	183	200,165
3.95%, 08/01/47 (Call 02/01/47)	45	54,052
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	173	171,417
3.10%, 10/01/27 (Call 07/01/27)	336	366,764
3.50%, 12/15/24 (Call 09/15/24)	605	655,257
3.90%, 05/15/28 (Call 02/15/28)	87	99,321
Kimberly-Clark Corp.
2.40%, 06/01/23	236	244,605
2.75%, 02/15/26	63	68,182
2.88%, 02/07/50 (Call 08/07/49)	202	212,330
3.05%, 08/15/25	330	358,496
3.10%, 03/26/30 (Call 12/26/29)	313	348,163
3.20%, 04/25/29 (Call 01/25/29)	579	644,722
3.20%, 07/30/46 (Call 01/30/46)	246	271,975
3.90%, 05/04/47 (Call 11/04/46)	148	181,901
3.95%, 11/01/28 (Call 08/01/28)	91	105,750
5.30%, 03/01/41	73	101,557
6.63%, 08/01/37	79	123,064

		4,307,896

Insurance — 3.2%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)(b)	260	305,526
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	43	46,589
3.60%, 04/01/30 (Call 01/01/30)	6	6,817
4.75%, 01/15/49 (Call 07/15/48)	12	16,068
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	44	48,625
3.85%, 08/10/49 (Call 02/10/49)	94	113,717
4.20%, 12/15/46 (Call 06/15/46)	113	141,380
4.50%, 06/15/43(a)	86	110,553
5.35%, 06/01/33	88	114,915
5.55%, 05/09/35	56	76,731
5.95%, 04/01/36	90	126,421
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(b)	136	182,576
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)(b)	282	305,823
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	40	45,721

78	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	$52	$64,718
5.25%, 04/02/30 (Call 01/02/30)	61	75,389
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	113	129,332
3.90%, 04/01/26 (Call 01/01/26)	272	302,271
4.20%, 04/01/28 (Call 01/01/28)	100	115,006
4.25%, 03/15/29 (Call 12/15/28)	165	190,867
4.38%, 06/30/50 (Call 12/30/49)	30	37,672
4.38%, 01/15/55 (Call 07/15/54)	137	171,676
4.50%, 07/16/44 (Call 01/16/44)	158	195,678
4.70%, 07/10/35 (Call 01/10/35)	74	91,122
4.75%, 04/01/48 (Call 10/01/47)	138	179,883
4.80%, 07/10/45 (Call 01/10/45)	154	198,769
6.25%, 05/01/36(a)	50	70,356
8.18%, 05/15/68 (Call 05/15/38), (3 mo. LIBOR US + 4.195%)(b)	80	119,220
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(b)	56	64,583
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)(a)	19	21,438
4.50%, 12/15/28 (Call 09/15/28)	97	113,662
6.25%, 09/30/40	113	164,412
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	50	49,761
2.90%, 08/23/51 (Call 02/23/51)	25	24,680
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	34	43,117
4.75%, 05/15/45 (Call 11/15/44)	123	158,535
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)(a)	16	18,154
5.03%, 12/15/46 (Call 06/15/46)	35	46,713
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	47	52,248
7.35%, 05/01/34(a)	99	148,378
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	72	96,275
Arthur J Gallagher & Co., 3.50%, 05/20/51 (Call 11/20/50)	15	16,308
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	174	191,428
4.90%, 03/27/28 (Call 12/27/27)	23	26,916
Athene Holding Ltd.
3.95%, 05/25/51 (Call 11/25/50)	15	16,953
4.13%, 01/12/28 (Call 10/12/27)	53	59,556
6.15%, 04/03/30 (Call 01/03/30)	65	82,919
AXA SA, 8.60%, 12/15/30	615	931,208
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	15	16,676
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	117	130,366
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (Call 12/12/29)	15	15,208
4.20%, 08/15/48 (Call 02/15/48)	341	427,437
4.25%, 01/15/49 (Call 07/15/48)	316	398,091
4.30%, 05/15/43	102	127,871
4.40%, 05/15/42	188	237,801
5.75%, 01/15/40(a)	142	207,053
Berkshire Hathaway Inc., 4.50%, 02/11/43	201	258,536
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	93	105,568
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	10	11,565
Cincinnati Financial Corp., 6.92%, 05/15/28	5	6,587

Security	Par (000)	Value

Insurance (continued)
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	$97	$115,447
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	60	59,918
4.95%, 06/01/29 (Call 03/01/29)	57	65,376
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	247	283,991
5.00%, 04/20/48 (Call 10/20/47)	118	153,490
7.00%, 04/01/28(a)	41	53,106
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44(a)	15	19,378
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	45	50,307
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	117	132,397
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)(a)	12	12,755
3.60%, 08/19/49 (Call 02/19/49)	56	62,759
4.30%, 04/15/43	87	105,369
4.40%, 03/15/48 (Call 09/15/47)(a)	103	128,767
5.95%, 10/15/36	110	153,237
6.10%, 10/01/41	98	141,361
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	101	108,980
3.35%, 03/09/25	28	30,323
3.40%, 01/15/31 (Call 10/15/30)(a)	40	44,023
3.63%, 12/12/26 (Call 09/15/26)(a)	81	89,904
3.80%, 03/01/28 (Call 12/01/27)	51	57,290
4.35%, 03/01/48 (Call 09/01/47)	73	89,059
4.38%, 06/15/50 (Call 12/15/49)(a)	68	83,900
6.30%, 10/09/37	55	78,583
7.00%, 06/15/40	96	149,602
Loews Corp.
3.75%, 04/01/26 (Call 01/01/26)	98	109,035
4.13%, 05/15/43 (Call 11/15/42)(a)	112	135,031
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(b)	234	257,456
4.15%, 03/04/26	455	513,631
5.38%, 03/04/46	279	398,395
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	25	27,563
3.50%, 11/01/27 (Call 08/01/27)	50	55,299
4.15%, 09/17/50 (Call 03/17/50)(a)	32	37,936
4.30%, 11/01/47 (Call 05/01/47)	30	36,124
5.00%, 04/05/46	40	52,540
5.00%, 05/20/49 (Call 11/20/48)	25	33,078
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	280	287,126
3.30%, 03/14/23 (Call 01/14/23)	175	182,095
3.50%, 06/03/24 (Call 03/03/24)	142	152,190
3.50%, 03/10/25 (Call 12/10/24)	145	157,361
3.75%, 03/14/26 (Call 12/14/25)	263	291,946
3.88%, 03/15/24 (Call 02/15/24)	129	139,237
4.20%, 03/01/48 (Call 09/01/47)	64	80,113
4.35%, 01/30/47 (Call 07/30/46)	141	179,380
4.38%, 03/15/29 (Call 12/15/28)	436	512,514
4.75%, 03/15/39 (Call 09/15/38)	42	54,414
4.90%, 03/15/49 (Call 09/15/48)	303	417,670
5.88%, 08/01/33	92	125,423
MetLife Inc.
4.05%, 03/01/45	121	146,786
4.13%, 08/13/42	146	176,813

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.55%, 03/23/30 (Call 12/23/29)	$167	$201,048
4.60%, 05/13/46 (Call 11/13/45)(a)	57	74,953
4.72%, 12/15/44	215	283,742
4.88%, 11/13/43	165	220,546
5.70%, 06/15/35	60	83,459
5.88%, 02/06/41	100	144,666
6.38%, 06/15/34	20	28,756
6.40%, 12/15/36 (Call 12/15/31)	270	345,722
6.50%, 12/15/32	45	64,179
10.75%, 08/01/69 (Call 08/01/34)(a)	40	70,968
Munich Re America Corp., Series B, 7.45%, 12/15/26	41	53,560
Nationwide Financial Services Inc., 6.75%, 05/15/87	28	34,504
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	51	57,176
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	17	18,466
3.40%, 05/15/25 (Call 02/15/25)	49	52,929
3.70%, 05/15/29 (Call 02/15/29)	5	5,652
4.30%, 11/15/46 (Call 05/15/46)	112	138,652
4.35%, 05/15/43	163	200,035
4.63%, 09/15/42	80	100,778
6.05%, 10/15/36(a)	43	61,423
Progressive Corp. (The)
2.45%, 01/15/27	49	52,373
3.20%, 03/26/30 (Call 12/26/29)	20	22,126
3.70%, 01/26/45	50	58,384
3.95%, 03/26/50 (Call 09/26/49)	111	137,107
4.00%, 03/01/29 (Call 12/01/28)	44	50,899
4.13%, 04/15/47 (Call 10/15/46)	137	171,003
4.20%, 03/15/48 (Call 09/15/47)	137	172,873
4.35%, 04/25/44	52	66,005
6.63%, 03/01/29	5	6,632
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	115	117,244
2.10%, 03/10/30 (Call 12/10/29)	107	109,390
3.00%, 03/10/40 (Call 09/10/39)	37	38,810
3.70%, 03/13/51 (Call 09/13/50)	186	216,854
3.88%, 03/27/28 (Call 12/27/27)	75	86,196
3.91%, 12/07/47 (Call 06/07/47)	185	219,334
3.94%, 12/07/49 (Call 06/07/49)	275	329,142
4.35%, 02/25/50 (Call 08/25/49)	176	225,196
4.42%, 03/27/48 (Call 09/27/47)	65	82,421
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(b)	217	237,708
4.60%, 05/15/44	126	162,314
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(b)	171	184,382
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(b)	140	155,477
5.63%, 06/15/43 (Call 06/15/23)(b)	239	255,376
5.70%, 12/14/36	48	66,580
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)(b)	208	244,527
5.88%, 09/15/42 (Call 09/15/22)(b)	9	9,440
6.63%, 12/01/37	23	34,165
6.63%, 06/21/40	116	177,305
Series B, 5.75%, 07/15/33	111	147,739
Prudential PLC, 3.13%, 04/14/30(a)	24	26,180
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	206	232,761
3.95%, 09/15/26 (Call 06/15/26)	30	33,509

Security	Par (000)	Value

Insurance (continued)
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	$5	$5,556
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	15	19,474
Sompo International Holdings Ltd., 4.70%, 10/15/22(a)	260	271,422
Swiss Re America Holding Corp., 7.00%, 02/15/26	79	98,719
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	164	160,481
3.75%, 05/15/46 (Call 11/15/45)	127	150,334
4.00%, 05/30/47 (Call 11/30/46)	173	212,532
4.05%, 03/07/48 (Call 09/07/47)	77	95,565
4.10%, 03/04/49 (Call 09/04/48)	57	72,370
4.30%, 08/25/45 (Call 02/25/45)	69	87,781
4.60%, 08/01/43	160	211,949
5.35%, 11/01/40	105	148,472
6.25%, 06/15/37	143	211,215
6.75%, 06/20/36	134	204,787
Travelers Property Casualty Corp., 6.38%, 03/15/33	50	71,730
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)(a)	65	73,187
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	15	16,857
4.50%, 12/15/49 (Call 06/15/49)	60	64,233
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	29	30,820
3.65%, 06/15/26	35	38,767
4.70%, 01/23/48 (Call 01/23/28)(b)	220	232,113
4.80%, 06/15/46	198	255,448
5.65%, 05/15/53 (Call 05/15/23)(b)	30	31,725
5.70%, 07/15/43	123	172,810
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	19	20,101
3.88%, 09/15/49 (Call 03/15/49)	124	140,279
4.50%, 09/15/28 (Call 06/15/28)	48	55,477
5.05%, 09/15/48 (Call 03/15/48)	187	247,199
WR Berkley Corp.
4.00%, 05/12/50 (Call 11/12/49)(a)	35	41,071
4.75%, 08/01/44	49	62,752
XLIT Ltd.
4.45%, 03/31/25	560	626,444
5.25%, 12/15/43	115	161,996
5.50%, 03/31/45(a)	305	426,411

		25,772,645

Internet — 0.6%
Alibaba Group Holding Ltd.
4.20%, 12/06/47 (Call 06/06/47)(a)	55	63,644
4.40%, 12/06/57 (Call 06/06/57)	205	244,428
4.50%, 11/28/34 (Call 05/28/34)	35	41,257
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)(a)	162	146,953
2.25%, 08/15/60 (Call 02/15/60)	90	81,848
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	161	154,686
2.70%, 06/03/60 (Call 12/03/59)	325	315,256
3.15%, 08/22/27 (Call 05/22/27)	288	318,663
3.25%, 05/12/61 (Call 11/12/60)	20	21,812
3.88%, 08/22/37 (Call 02/22/37)	43	51,323
4.05%, 08/22/47 (Call 02/22/47)	244	301,355
4.25%, 08/22/57 (Call 02/22/57)	236	307,159
4.80%, 12/05/34 (Call 06/05/34)	40	51,812
4.95%, 12/05/44 (Call 06/05/44)	250	344,225

80	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
5.20%, 12/03/25 (Call 09/03/25)	$97	$113,527
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	70	78,130
3.60%, 06/01/26 (Call 03/01/26)	33	36,554
4.63%, 04/13/30 (Call 01/13/30)	182	217,821
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	251	281,007
4.50%, 06/20/28 (Call 03/20/28)	281	326,859
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	94	97,198
2.70%, 03/11/30 (Call 12/11/29)	120	125,683
3.45%, 08/01/24 (Call 05/01/24)	59	63,346
3.60%, 06/05/27 (Call 03/05/27)	288	321,730
3.65%, 05/10/51 (Call 11/10/50)	10	10,918
4.00%, 07/15/42 (Call 01/15/42)	216	246,043
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	30	31,086
3.80%, 02/15/28 (Call 11/15/27)	59	63,665
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	5	5,442
TD Ameritrade Holding Corp., 2.75%, 10/01/29 (Call 07/01/29)	30	32,121

		4,495,551

Iron & Steel — 0.1%
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)(a)	18	20,557
6.40%, 12/01/37	30	44,728
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	191	201,152
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	100	105,404
3.25%, 10/15/50 (Call 04/15/50)	59	59,743
3.45%, 04/15/30 (Call 01/15/30)	11	12,053

		443,637

Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	52	55,853
4.63%, 07/28/45 (Call 01/28/45)	272	295,827

		351,680

Lodging — 1.2%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	40	43,156
3.70%, 01/15/31 (Call 10/15/30)	40	43,469
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)	66	79,109
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	40	41,294
3.20%, 08/08/24 (Call 07/08/24)	96	99,928
3.50%, 08/18/26 (Call 06/18/26)	150	157,413
3.90%, 08/08/29 (Call 05/08/29)(a)	220	231,627
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	35	37,622
3.75%, 10/01/25 (Call 07/01/25)	40	43,314
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	60	68,869
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	85	97,658
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	227	261,427
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	131	139,924
Series R, 3.13%, 06/15/26 (Call 03/15/26)	46	49,124
Series X, 4.00%, 04/15/28 (Call 01/15/28)	95	104,999
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	505	534,002

Security	Par (000)	Value

Lodging (continued)
5.13%, 08/08/25 (Call 06/08/25)	$240	$267,029
5.40%, 08/08/28 (Call 05/08/28)	6,625	7,648,629

		9,948,593

Machinery — 1.3%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	20	22,913
Caterpillar Financial Services Corp.
2.15%, 11/08/24	51	53,442
2.40%, 08/09/26(a)	15	15,988
2.63%, 03/01/23	82	84,877
2.85%, 05/17/24	115	122,171
3.25%, 12/01/24(a)	59	64,067
3.30%, 06/09/24	74	79,566
3.45%, 05/15/23	35	36,849
3.65%, 12/07/23	73	78,372
3.75%, 11/24/23	81	87,102
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	149	159,054
2.60%, 04/09/30 (Call 01/09/30)(a)	279	297,679
3.25%, 09/19/49 (Call 03/19/49)	100	111,227
3.25%, 04/09/50 (Call 10/09/49)	55	61,563
3.40%, 05/15/24 (Call 02/15/24)	207	221,827
3.80%, 08/15/42	29	34,712
4.30%, 05/15/44 (Call 11/15/43)	26	33,659
4.75%, 05/15/64 (Call 11/15/63)	87	126,789
5.20%, 05/27/41	51	70,911
5.30%, 09/15/35	104	141,069
6.05%, 08/15/36(a)	75	110,300
CNH Industrial Capital LLC, 4.20%, 01/15/24	187	201,650
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	558	622,293
4.50%, 08/15/23(a)	842	903,028
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	20	22,531
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	84	89,470
2.88%, 09/07/49 (Call 03/07/49)(a)	23	24,419
3.10%, 04/15/30 (Call 01/15/30)(a)	131	144,969
3.75%, 04/15/50 (Call 10/15/49)	58	70,904
3.90%, 06/09/42 (Call 12/09/41)	121	147,307
5.38%, 10/16/29	10	12,786
7.13%, 03/03/31	20	28,920
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	5	5,391
3.15%, 11/15/25 (Call 08/15/25)	20	21,534
5.38%, 10/15/35	25	32,556
5.38%, 03/01/41 (Call 12/01/40)	90	118,814
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	133	135,826
3.50%, 10/01/30 (Call 07/01/30)(a)	35	36,933
4.00%, 11/15/23 (Call 08/15/23)(a)	75	79,492
John Deere Capital Corp.
1.75%, 03/09/27	79	81,335
2.05%, 01/09/25	17	17,760
2.25%, 09/14/26	47	49,717
2.45%, 01/09/30	10	10,564
2.60%, 03/07/24	61	64,224
2.65%, 06/24/24	30	31,787
2.65%, 06/10/26	60	64,636
2.80%, 09/08/27	25	27,157
2.80%, 07/18/29	70	76,001
3.05%, 01/06/28	20	22,018

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.35%, 06/12/24(a)	$79	$85,177
3.45%, 01/10/24	119	127,232
3.45%, 03/13/25	21	22,965
3.45%, 03/07/29	45	50,817
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)(a)	75	83,253
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	515	549,845
4.60%, 05/15/28 (Call 02/15/28)	60	69,688
Otis Worldwide Corp., 3.36%, 02/15/50 (Call 08/15/49)(a)	44	47,851
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	10	10,622
3.50%, 03/01/29 (Call 12/01/28)	80	90,227
4.20%, 03/01/49 (Call 09/01/48)	169	215,103
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	157	168,761
4.95%, 09/15/28 (Call 06/15/28)	128	149,207
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	1,479	1,503,995
2.25%, 01/30/31 (Call 10/30/30)(a)	465	472,045
3.25%, 11/01/26 (Call 08/01/26)	1,110	1,216,005
4.38%, 11/01/46 (Call 05/01/46)(a)	150	184,120

		10,205,072

Manufacturing — 3.1%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)(a)	1,057	1,078,869
2.00%, 02/14/25 (Call 01/14/25)	1,385	1,440,677
2.25%, 03/15/23 (Call 02/15/23)	462	474,908
2.25%, 09/19/26 (Call 06/19/26)	706	746,793
2.38%, 08/26/29 (Call 05/26/29)(a)	706	743,079
2.65%, 04/15/25 (Call 03/15/25)	15	15,929
2.88%, 10/15/27 (Call 07/15/27)(a)	905	989,210
3.00%, 08/07/25	1,256	1,358,816
3.05%, 04/15/30 (Call 01/15/30)	560	615,574
3.13%, 09/19/46 (Call 03/19/46)	101	108,348
3.25%, 02/14/24 (Call 01/14/24)	497	529,265
3.25%, 08/26/49 (Call 02/26/49)(a)	201	220,782
3.38%, 03/01/29 (Call 12/01/28)	490	547,575
3.63%, 09/14/28 (Call 06/14/28)	540	615,271
3.63%, 10/15/47 (Call 04/15/47)	446	518,310
3.70%, 04/15/50 (Call 10/15/49)	234	277,400
4.00%, 09/14/48 (Call 03/14/48)	170	209,182
5.70%, 03/15/37	68	95,558
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	93	97,508
3.50%, 12/01/24 (Call 10/01/24)	67	72,087
3.75%, 12/01/27 (Call 09/01/27)	56	62,455
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	21	22,914
3.92%, 09/15/47 (Call 03/15/47)	60	70,789
4.00%, 11/02/32	50	58,857
4.15%, 11/02/42	105	126,834
General Electric Co.
3.63%, 05/01/30 (Call 02/01/30)	89	100,065
4.13%, 10/09/42	168	196,157
4.25%, 05/01/40 (Call 11/01/39)	227	270,791
4.35%, 05/01/50 (Call 11/01/49)	363	447,717
4.50%, 03/11/44	78	95,949
5.88%, 01/14/38	327	449,295
6.15%, 08/07/37	64	89,693
6.75%, 03/15/32	237	329,044

Security	Par (000)	Value

Manufacturing (continued)
6.88%, 01/10/39	$186	$281,716
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	104	111,834
3.50%, 03/01/24 (Call 12/01/23)	131	139,759
3.90%, 09/01/42 (Call 03/01/42)(a)	179	214,882
4.88%, 09/15/41 (Call 03/15/41)(a)	65	87,392
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(a)	162	176,123
3.25%, 06/14/29 (Call 03/14/29)	46	50,029
4.00%, 06/14/49 (Call 12/14/48)	95	111,511
4.10%, 03/01/47 (Call 09/01/46)(a)	33	39,210
4.20%, 11/21/34 (Call 05/21/34)	31	36,419
4.45%, 11/21/44 (Call 05/21/44)	19	23,584
6.25%, 05/15/38	60	84,742
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)(a)	55	64,018
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	79	83,992
3.65%, 03/15/27 (Call 12/15/26)	137	152,119
3.88%, 03/01/25 (Call 12/01/24)	43	46,835
3.90%, 09/17/29 (Call 06/17/29)	9	10,152
4.00%, 03/15/26 (Call 12/15/25)	23	25,623
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	588	661,859
4.25%, 06/15/23	6,528	6,955,127
4.30%, 02/21/48 (Call 08/21/47)	196	240,884
5.75%, 06/15/43	101	147,851
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	255	279,225
3.55%, 11/01/24 (Call 08/01/24)	1,259	1,358,146
3.80%, 03/21/29 (Call 12/21/28)	479	543,282
4.50%, 03/21/49 (Call 09/21/48)	155	197,675
4.65%, 11/01/44 (Call 05/01/44)(a)	153	195,817

		25,395,507

Media — 2.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	20	20,495
3.70%, 04/01/51 (Call 10/01/50)	260	261,305
3.85%, 04/01/61 (Call 10/01/60)	278	275,909
4.40%, 12/01/61 (Call 06/01/61)	15	16,412
4.80%, 03/01/50 (Call 09/01/49)	249	292,214
5.05%, 03/30/29 (Call 12/30/28)(a)	15	17,769
5.13%, 07/01/49 (Call 01/01/49)	73	87,995
5.38%, 04/01/38 (Call 10/01/37)	135	166,790
5.38%, 05/01/47 (Call 11/01/46)	699	859,728
5.75%, 04/01/48 (Call 10/01/47)	201	259,748
6.38%, 10/23/35 (Call 04/23/35)	660	881,483
6.48%, 10/23/45 (Call 04/23/45)	485	676,847
6.83%, 10/23/55 (Call 04/23/55)	46	68,585
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)(a)	80	73,701
2.65%, 02/01/30 (Call 11/01/29)	29	30,544
2.65%, 08/15/62 (Call 02/15/62)	102	94,616
2.80%, 01/15/51 (Call 07/15/50)	90	88,442
2.89%, 11/01/51 (Call 05/01/51)(c)	1,766	1,757,894
2.94%, 11/01/56 (Call 05/01/56)(c)	937	928,005
2.99%, 11/01/63 (Call 05/01/63)(c)	408	401,851
3.20%, 07/15/36 (Call 01/15/36)	164	178,739
3.25%, 11/01/39 (Call 05/01/39)	101	109,754
3.40%, 04/01/30 (Call 01/01/30)	47	52,214

82	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.40%, 07/15/46 (Call 01/15/46)	$171	$186,527
3.45%, 02/01/50 (Call 08/01/49)	181	198,646
3.55%, 05/01/28 (Call 02/01/28)	30	33,586
3.75%, 04/01/40 (Call 10/01/39)	66	75,862
3.90%, 03/01/38 (Call 09/01/37)	72	83,895
3.97%, 11/01/47 (Call 05/01/47)	105	123,624
4.00%, 08/15/47 (Call 02/15/47)	176	208,143
4.00%, 03/01/48 (Call 09/01/47)	269	318,902
4.00%, 11/01/49 (Call 05/01/49)	312	371,573
4.05%, 11/01/52 (Call 05/01/52)	99	119,152
4.15%, 10/15/28 (Call 07/15/28)	15	17,418
4.20%, 08/15/34 (Call 02/15/34)	65	77,356
4.25%, 10/15/30 (Call 07/15/30)	57	67,227
4.25%, 01/15/33	87	104,089
4.40%, 08/15/35 (Call 02/15/35)	58	70,522
4.50%, 01/15/43	41	51,083
4.60%, 10/15/38 (Call 04/15/38)	110	137,943
4.60%, 08/15/45 (Call 02/15/45)	71	91,072
4.65%, 07/15/42	92	116,741
4.70%, 10/15/48 (Call 04/15/48)	281	370,411
4.75%, 03/01/44	115	149,509
4.95%, 10/15/58 (Call 04/15/58)	138	197,494
5.65%, 06/15/35	12	16,310
6.50%, 11/15/35	15	21,885
7.05%, 03/15/33	10	14,673
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	37	39,704
3.95%, 06/15/25 (Call 03/15/25)	199	217,953
3.95%, 03/20/28 (Call 12/20/27)	28	31,315
4.00%, 09/15/55 (Call 03/15/55)	503	539,543
4.13%, 05/15/29 (Call 02/15/29)(a)	109	123,157
4.65%, 05/15/50 (Call 11/15/49)(a)	47	55,667
4.88%, 04/01/43	47	56,697
4.90%, 03/11/26 (Call 12/11/25)	15	17,110
5.00%, 09/20/37 (Call 03/20/37)(a)	84	102,817
5.20%, 09/20/47 (Call 03/20/47)	206	259,181
5.30%, 05/15/49 (Call 11/15/48)	202	257,918
6.35%, 06/01/40	35	48,565
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)(a)	22	24,251
4.71%, 01/25/29 (Call 10/25/28)	47	55,386
5.48%, 01/25/39 (Call 07/25/38)(a)	143	185,680
5.58%, 01/25/49 (Call 07/25/48)(a)	129	177,363
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	10	12,403
6.63%, 01/15/40	41	59,001
NBCUniversal Media LLC
4.45%, 01/15/43	177	220,542
5.95%, 04/01/41	160	236,651
TCI Communications Inc., 7.13%, 02/15/28	25	33,349
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	142	197,041
5.85%, 04/15/40	126	176,510
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	96	107,723
5.50%, 09/01/41 (Call 03/01/41)	61	76,394
5.88%, 11/15/40 (Call 05/15/40)	105	135,276
6.55%, 05/01/37	296	404,466
6.75%, 06/15/39	236	329,812
7.30%, 07/01/38	73	106,419

Security	Par (000)	Value

Media (continued)
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	$91	$135,869
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	46	47,696
2.95%, 06/15/27	46	50,401
3.00%, 02/13/26	20	21,650
3.00%, 07/30/46(a)	7	7,277
3.15%, 09/17/25(a)	96	104,332
3.70%, 12/01/42	163	187,150
4.13%, 06/01/44	86	104,804
4.38%, 08/16/41	73	90,684
Series B, 7.00%, 03/01/32	23	33,243
Series E, 4.13%, 12/01/41	168	203,705
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)(a)	6	6,405
3.38%, 02/15/28 (Call 11/15/27)(a)	55	60,507
3.70%, 06/01/28 (Call 03/01/28)	107	119,499
4.20%, 06/01/29 (Call 03/01/29)	60	69,116
4.38%, 03/15/43	304	355,823
4.60%, 01/15/45 (Call 07/15/44)	58	69,855
4.85%, 07/01/42 (Call 01/01/42)(a)	88	108,032
4.90%, 08/15/44 (Call 02/15/44)	79	97,328
4.95%, 01/15/31 (Call 10/15/30)(a)	74	89,510
4.95%, 05/19/50 (Call 11/19/49)	105	133,507
5.25%, 04/01/44 (Call 10/01/43)	117	150,659
5.50%, 05/15/33	73	93,782
5.85%, 09/01/43 (Call 03/01/43)(a)	146	202,356
5.90%, 10/15/40 (Call 04/15/40)(a)	60	80,280
6.88%, 04/30/36	158	228,026
7.88%, 07/30/30	34	48,498
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)	188	191,551
2.75%, 09/01/49 (Call 03/01/49)	230	228,866
3.35%, 03/24/25	135	146,695
3.38%, 11/15/26 (Call 08/15/26)	47	51,946
3.60%, 01/13/51 (Call 07/13/50)	385	445,083
3.70%, 10/15/25 (Call 07/15/25)	15	16,559
3.70%, 03/23/27	107	120,937
3.80%, 03/22/30	49	56,549
3.80%, 05/13/60 (Call 11/13/59)	167	199,460
4.63%, 03/23/40 (Call 09/23/39)	152	194,241
4.70%, 03/23/50 (Call 09/23/49)	280	375,208
4.75%, 09/15/44 (Call 03/15/44)	255	334,715
4.75%, 11/15/46 (Call 05/15/46)	33	43,734
4.95%, 10/15/45 (Call 04/15/45)	92	124,127
5.40%, 10/01/43	74	104,163
6.15%, 03/01/37	15	21,541
6.20%, 12/15/34	160	226,642
6.40%, 12/15/35	95	140,189
6.55%, 03/15/33	43	61,671
6.65%, 11/15/37(a)	123	187,681

		21,284,129

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	10	11,586
4.38%, 06/15/45 (Call 12/15/44)	37	45,909
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	5	5,660

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	$80	$98,314
5.25%, 10/01/54 (Call 04/01/54)	23	29,390

		190,859

Mining — 0.3%
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(a)	18	20,690
5.95%, 03/15/24 (Call 12/15/23)	223	247,951
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	37	37,295
2.80%, 10/01/29 (Call 07/01/29)	36	37,858
3.70%, 03/15/23 (Call 12/15/22)	49	50,957
4.88%, 03/15/42 (Call 09/15/41)	184	235,910
5.45%, 06/09/44 (Call 12/09/43)	68	94,358
5.88%, 04/01/35	92	124,587
6.25%, 10/01/39	121	174,856
Rio Tinto Alcan Inc.
5.75%, 06/01/35	81	113,102
6.13%, 12/15/33(a)	225	318,060
7.25%, 03/15/31	82	117,243
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	221	243,434
5.20%, 11/02/40	366	502,803
7.13%, 07/15/28	80	108,262
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	215	266,340
4.75%, 03/22/42 (Call 09/22/41)(a)	37	49,072

		2,742,778

Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	355	415,460

Oil & Gas — 2.9%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	126	119,496
2.94%, 06/04/51 (Call 12/04/50)	138	135,448
3.00%, 02/24/50 (Call 08/24/49)	317	313,960
3.02%, 01/16/27 (Call 10/16/26)	85	91,924
3.12%, 05/04/26 (Call 02/04/26)	96	104,183
3.19%, 04/06/25 (Call 03/06/25)	7	7,524
3.38%, 02/08/61 (Call 08/08/60)	40	41,459
3.41%, 02/11/26 (Call 12/11/25)	70	76,595
3.54%, 04/06/27 (Call 02/06/27)	96	106,418
3.59%, 04/14/27 (Call 01/14/27)	80	88,815
3.63%, 04/06/30 (Call 01/06/30)	96	108,297
3.80%, 09/21/25 (Call 07/21/25)	111	122,630
3.94%, 09/21/28 (Call 06/21/28)	54	61,513
4.23%, 11/06/28 (Call 08/06/28)	108	124,919
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	22	24,273
3.51%, 03/17/25	22	23,952
3.54%, 11/04/24	66	71,539
3.72%, 11/28/28 (Call 08/28/28)	117	131,791
Burlington Resources LLC
5.95%, 10/15/36	132	183,781
7.20%, 08/15/31	165	237,702
7.40%, 12/01/31	339	499,998
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)	54	58,541
2.98%, 05/11/40 (Call 11/11/39)	193	202,689
3.08%, 05/11/50 (Call 11/11/49)	336	354,373

Security	Par (000)	Value

Oil & Gas (continued)
3.33%, 11/17/25 (Call 08/17/25)	$127	$138,947
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	115	105,578
4.20%, 10/15/49 (Call 04/15/49)	154	191,173
4.95%, 08/15/47 (Call 02/14/47)	128	174,999
5.05%, 11/15/44 (Call 05/15/44)	146	197,396
5.25%, 11/15/43 (Call 05/15/43)	212	292,215
6.00%, 03/01/41 (Call 09/01/40)	25	36,917
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	237	261,897
4.38%, 03/15/29 (Call 12/15/28)(a)	83	94,440
Conoco Funding Co., 7.25%, 10/15/31	164	238,682
ConocoPhillips
4.85%, 08/15/48 (Call 02/15/48)(c)	38	50,252
4.88%, 10/01/47 (Call 04/01/47)(c)	38	50,263
5.90%, 10/15/32	126	169,227
5.90%, 05/15/38	340	473,695
6.50%, 02/01/39	345	508,437
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	83	89,294
4.30%, 11/15/44 (Call 05/15/44)	162	196,968
4.95%, 03/15/26 (Call 12/15/25)	143	165,739
5.95%, 03/15/46 (Call 09/15/45)	173	259,706
6.95%, 04/15/29	298	403,251
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	5	5,693
5.00%, 06/15/45 (Call 12/15/44)	40	47,382
5.60%, 07/15/41 (Call 01/15/41)	17	21,279
7.88%, 09/30/31	10	14,192
7.95%, 04/15/32	7	10,042
Diamondback Energy Inc.
3.25%, 12/01/26 (Call 10/01/26)	181	194,233
3.50%, 12/01/29 (Call 09/01/29)	114	122,870
Eni USA Inc., 7.30%, 11/15/27	85	110,908
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	135	155,324
4.38%, 04/15/30 (Call 01/15/30)	40	47,262
4.95%, 04/15/50 (Call 10/15/49)	196	264,237
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	142	149,692
2.44%, 08/16/29 (Call 05/16/29)	116	121,845
2.61%, 10/15/30 (Call 07/15/30)(a)	181	191,838
3.00%, 08/16/39 (Call 02/16/39)	169	177,443
3.10%, 08/16/49 (Call 02/16/49)	136	140,870
3.29%, 03/19/27 (Call 01/19/27)	80	88,431
3.45%, 04/15/51 (Call 10/15/50)	224	247,650
3.48%, 03/19/30 (Call 12/19/29)	143	160,796
3.57%, 03/06/45 (Call 09/06/44)	173	192,630
4.11%, 03/01/46 (Call 09/01/45)	306	366,649
4.23%, 03/19/40 (Call 09/19/39)	143	173,235
4.33%, 03/19/50 (Call 09/19/49)	326	408,974
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	328	347,811
4.30%, 04/01/27 (Call 01/01/27)	433	481,353
5.60%, 02/15/41	157	195,938
5.80%, 04/01/47 (Call 10/01/46)	304	395,793
6.00%, 01/15/40	320	411,920
7.13%, 03/15/33	145	196,368
7.30%, 08/15/31	257	349,448
7.88%, 10/01/29(a)	193	263,584

84	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
HollyFrontier Corp.
4.50%, 10/01/30 (Call 07/01/30)(a)	$55	$59,154
5.88%, 04/01/26 (Call 01/01/26)	95	109,159
Marathon Oil Corp.
3.85%, 06/01/25 (Call 09/03/21)	178	196,640
4.40%, 07/15/27 (Call 04/15/27)	29	32,798
5.20%, 06/01/45 (Call 12/01/44)	123	148,866
6.60%, 10/01/37(a)	222	294,947
6.80%, 03/15/32	251	330,118
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	152	163,397
3.80%, 04/01/28 (Call 01/01/28)	33	36,573
4.50%, 04/01/48 (Call 10/01/47)	77	88,040
4.70%, 05/01/25 (Call 04/01/25)	165	184,919
4.75%, 09/15/44 (Call 03/15/44)	131	155,046
5.00%, 09/15/54 (Call 03/15/54)	195	237,962
5.13%, 12/15/26 (Call 09/15/26)	174	203,563
6.50%, 03/01/41 (Call 09/01/40)	172	239,087
Phillips 66
3.85%, 04/09/25 (Call 03/09/25)	267	291,828
3.90%, 03/15/28 (Call 12/15/27)	289	323,486
4.65%, 11/15/34 (Call 05/15/34)	129	153,120
4.88%, 11/15/44 (Call 05/15/44)	416	522,650
5.88%, 05/01/42	213	293,282
Tosco Corp., 8.13%, 02/15/30	10	14,456
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	722	753,840
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	236	247,618
2.70%, 01/25/23	693	716,472
2.83%, 01/10/30 (Call 10/10/29)	372	400,257
2.99%, 06/29/41 (Call 12/29/40)	110	114,063
3.13%, 05/29/50 (Call 11/29/49)	471	487,292
3.39%, 06/29/60 (Call 12/29/59)	109	116,683
3.46%, 02/19/29 (Call 11/19/28)	117	130,897
3.46%, 07/12/49 (Call 01/12/49)	221	242,181
3.70%, 01/15/24	482	518,203
3.75%, 04/10/24	509	551,181
TotalEnergies Capital SA, 3.88%, 10/11/28	123	141,338
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	193	203,640
3.40%, 09/15/26 (Call 06/15/26)	100	107,755
3.65%, 03/15/25	107	115,823
4.00%, 04/01/29 (Call 01/01/29)(a)	72	79,765
4.35%, 06/01/28 (Call 03/01/28)	63	71,107
4.90%, 03/15/45(a)	171	207,669
6.63%, 06/15/37	274	373,963
7.50%, 04/15/32	270	376,331

		23,481,755

Oil & Gas Services — 0.8%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	1,586	1,633,342
3.14%, 11/07/29 (Call 08/07/29)	270	292,194
3.34%, 12/15/27 (Call 09/15/27)	545	597,582
4.08%, 12/15/47 (Call 06/15/47)	730	835,529
Baker Hughes Holdings LLC, 5.13%, 09/15/40	309	399,654
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	114	118,667
3.80%, 11/15/25 (Call 08/15/25)	25	27,529
4.50%, 11/15/41 (Call 05/15/41)	20	22,271
4.75%, 08/01/43 (Call 02/01/43)	171	195,838

Security	Par (000)	Value

Oil & Gas Services (continued)
4.85%, 11/15/35 (Call 05/15/35)	$215	$254,179
5.00%, 11/15/45 (Call 05/15/45)	315	380,139
6.70%, 09/15/38	241	331,956
7.45%, 09/15/39	167	244,413
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	297	314,499
3.95%, 12/01/42 (Call 06/01/42)(a)	327	325,790
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	342	359,069
3.65%, 12/01/23 (Call 09/01/23)	163	173,370

		6,506,021

Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)(a)	293	322,048
4.50%, 05/15/28 (Call 02/15/28)(a)	26	30,393
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	124	128,826
2.69%, 05/25/31 (Call 02/25/31)	15	15,642
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	102	109,085
3.40%, 12/15/27 (Call 09/15/27)	101	111,307
4.05%, 12/15/49 (Call 06/15/49)	117	139,926
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)(a)	100	108,228
WestRock MWV LLC
7.95%, 02/15/31(a)	18	25,799
8.20%, 01/15/30(a)	71	100,568
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	42	45,987
3.90%, 06/01/28 (Call 03/01/28)(a)	65	73,322
4.00%, 03/15/28 (Call 12/15/27)(a)	66	74,724
4.20%, 06/01/32 (Call 03/01/32)	108	126,140
4.90%, 03/15/29 (Call 12/15/28)(a)	12	14,398

		1,426,393

Pharmaceuticals — 4.3%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	4	4,341
4.05%, 11/21/39 (Call 05/21/39)(a)	250	293,315
4.25%, 11/14/28 (Call 08/14/28)	109	126,330
4.25%, 11/21/49 (Call 05/21/49)	620	752,971
4.30%, 05/14/36 (Call 11/14/35)	415	495,593
4.40%, 11/06/42	360	439,085
4.45%, 05/14/46 (Call 11/14/45)	472	579,238
4.50%, 05/14/35 (Call 11/14/34)	435	528,829
4.70%, 05/14/45 (Call 11/14/44)	322	405,594
4.85%, 06/15/44 (Call 12/15/43)	113	144,638
4.88%, 11/14/48 (Call 05/14/48)	329	430,092
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	40	42,804
3.45%, 12/15/27 (Call 09/15/27)	208	228,320
4.25%, 03/01/45 (Call 09/01/44)(a)	112	131,835
4.30%, 12/15/47 (Call 06/15/47)	179	211,241
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	211	230,653
3.38%, 11/16/25	745	816,460
3.50%, 08/17/23 (Call 07/17/23)	485	513,397
4.00%, 01/17/29 (Call 10/17/28)	456	526,434
4.00%, 09/18/42	192	233,914
4.38%, 11/16/45	283	365,220
4.38%, 08/17/48 (Call 02/17/48)	246	318,868

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
6.45%, 09/15/37	$275	$413,974
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)(a)	96	107,010
4.67%, 06/06/47 (Call 12/06/46)	331	420,161
4.69%, 12/15/44 (Call 06/15/44)	384	487,857
Bristol-Myers Squibb Co.
2.55%, 11/13/50 (Call 05/13/50)	19	18,444
3.25%, 02/27/27(a)	241	267,303
3.25%, 08/01/42(a)	58	63,610
4.25%, 10/26/49 (Call 04/26/49)	311	395,642
4.35%, 11/15/47 (Call 05/15/47)	221	282,199
4.50%, 03/01/44 (Call 09/01/43)	76	99,052
4.55%, 02/20/48 (Call 08/20/47)	289	380,538
4.63%, 05/15/44 (Call 11/15/43)	10	13,224
5.00%, 08/15/45 (Call 02/15/45)	90	123,993
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	32	33,900
3.41%, 06/15/27 (Call 03/15/27)	341	374,057
3.50%, 11/15/24 (Call 08/15/24)	106	113,842
3.75%, 09/15/25 (Call 06/15/25)	130	142,632
4.37%, 06/15/47 (Call 12/15/46)	160	181,389
4.50%, 11/15/44 (Call 05/15/44)	192	221,518
4.60%, 03/15/43	95	112,388
4.90%, 09/15/45 (Call 03/15/45)(a)	155	188,477
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	183	188,633
3.20%, 03/15/40 (Call 09/15/39)	60	62,978
3.40%, 03/15/50 (Call 09/15/49)(a)	327	348,664
3.40%, 03/15/51 (Call 09/15/50)	55	58,660
3.88%, 10/15/47 (Call 04/15/47)	90	102,158
4.13%, 11/15/25 (Call 09/15/25)	498	556,620
4.38%, 10/15/28 (Call 07/15/28)	443	517,105
4.80%, 08/15/38 (Call 02/15/38)	384	480,699
4.80%, 07/15/46 (Call 01/16/46)	165	210,855
4.90%, 12/15/48 (Call 06/15/48)	474	619,859
6.13%, 11/15/41	94	135,225
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)	180	179,482
2.88%, 06/01/26 (Call 03/01/26)	101	108,442
3.00%, 08/15/26 (Call 06/15/26)	194	209,662
3.25%, 08/15/29 (Call 05/15/29)	182	198,602
3.63%, 04/01/27 (Call 02/01/27)	181	200,868
3.75%, 04/01/30 (Call 01/01/30)	59	66,485
3.88%, 07/20/25 (Call 04/20/25)	104	114,464
4.13%, 04/01/40 (Call 10/01/39)	263	307,647
4.25%, 04/01/50 (Call 10/01/49)	199	241,600
4.30%, 03/25/28 (Call 12/25/27)	237	273,024
4.78%, 03/25/38 (Call 09/25/37)	409	508,379
4.88%, 07/20/35 (Call 01/20/35)	436	536,834
5.05%, 03/25/48 (Call 09/25/47)	683	903,459
5.13%, 07/20/45 (Call 01/20/45)	414	546,145
5.30%, 12/05/43 (Call 06/05/43)	111	148,903
6.13%, 09/15/39(a)	79	111,935
6.25%, 06/01/27	36	44,860
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	225	208,559
2.75%, 06/01/25 (Call 03/01/25)	214	228,023
3.10%, 05/15/27 (Call 02/15/27)	136	149,082
3.38%, 03/15/29 (Call 12/15/28)	135	151,862
3.70%, 03/01/45 (Call 09/01/44)	11	12,907

Security	Par (000)	Value

Pharmaceuticals (continued)
3.95%, 05/15/47 (Call 11/15/46)	$98	$118,353
3.95%, 03/15/49 (Call 09/15/48)	269	331,260
4.15%, 03/15/59 (Call 09/15/58)	258	334,641
5.50%, 03/15/27	117	143,580
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	215	236,502
3.88%, 05/15/28	131	150,536
4.20%, 03/18/43	109	135,786
5.38%, 04/15/34(a)	54	73,123
6.38%, 05/15/38	372	560,898
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	601	639,097
3.38%, 06/01/29 (Call 03/01/29)	78	87,162
Johnson & Johnson
2.45%, 09/01/60 (Call 03/01/60)	86	83,503
2.90%, 01/15/28 (Call 10/15/27)	192	209,708
2.95%, 03/03/27 (Call 12/03/26)	153	167,690
3.40%, 01/15/38 (Call 07/15/37)	156	178,916
3.50%, 01/15/48 (Call 07/15/47)	90	106,378
3.55%, 03/01/36 (Call 09/01/35)	112	131,797
3.63%, 03/03/37 (Call 09/03/36)	167	196,509
3.70%, 03/01/46 (Call 09/01/45)	333	401,215
3.75%, 03/03/47 (Call 09/03/46)	282	344,390
4.38%, 12/05/33 (Call 06/05/33)	169	212,213
4.50%, 09/01/40	91	119,261
4.50%, 12/05/43 (Call 06/05/43)(a)	32	42,168
4.85%, 05/15/41	13	17,577
4.95%, 05/15/33(a)	35	46,305
5.85%, 07/15/38	92	135,878
5.95%, 08/15/37	168	248,249
6.95%, 09/01/29	5	6,974
McKesson Corp.
1.30%, 08/15/26 (Call 07/15/26)	100	99,866
3.95%, 02/16/28 (Call 11/16/27)(a)	50	56,674
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	315	353,461
4.60%, 06/01/44 (Call 12/01/43)	85	112,156
5.90%, 11/01/39	56	81,043
Merck & Co. Inc.
3.40%, 03/07/29 (Call 12/07/28)	122	137,218
3.60%, 09/15/42 (Call 03/15/42)	156	181,147
3.70%, 02/10/45 (Call 08/10/44)	288	337,660
3.90%, 03/07/39 (Call 09/07/38)	32	38,195
4.00%, 03/07/49 (Call 09/07/48)	280	346,466
4.15%, 05/18/43	58	72,123
6.50%, 12/01/33(a)	122	181,218
6.55%, 09/15/37	33	50,370
Merck Sharp & Dohme Corp.
5.75%, 11/15/36(a)	55	76,836
5.95%, 12/01/28(a)	13	16,834
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	24	29,895
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	55	56,973
4.00%, 11/20/45 (Call 05/20/45)	54	66,877
4.40%, 05/06/44	149	193,946
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)(a)	115	125,287
4.90%, 12/15/44 (Call 06/15/44)	275	295,295
Pfizer Inc.
1.75%, 08/18/31 (Call 05/18/31)	200	199,006

86	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.00%, 03/15/49 (Call 09/15/48)	$28	$34,677
4.13%, 12/15/46	96	120,034
4.20%, 09/15/48 (Call 03/15/48)	86	109,045
4.30%, 06/15/43	76	95,838
4.40%, 05/15/44	84	107,996
5.60%, 09/15/40	13	18,745
7.20%, 03/15/39	62	101,551
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	137	156,618
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	150	156,605
3.20%, 09/23/26 (Call 06/23/26)	183	198,590
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	240	248,582
3.38%, 07/09/60 (Call 01/09/60)	225	239,227
5.00%, 11/26/28 (Call 08/26/28)	75	90,593
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	98	121,605
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)(c)	100	108,868
Wyeth LLC, 5.95%, 04/01/37	72	103,329
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	367	398,610
3.00%, 05/15/50 (Call 11/15/49)(a)	20	20,989
3.25%, 02/01/23 (Call 11/01/22)	1,205	1,245,452
3.90%, 08/20/28 (Call 05/20/28)	285	324,968
3.95%, 09/12/47 (Call 03/12/47)	148	177,570
4.45%, 08/20/48 (Call 02/20/48)	158	205,011
4.50%, 11/13/25 (Call 08/13/25)	268	303,824
4.70%, 02/01/43 (Call 08/01/42)	253	328,923

		34,578,527

Pipelines — 2.8%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	28	31,650
4.80%, 05/03/29 (Call 02/03/29)	69	79,819
4.95%, 12/15/24 (Call 09/15/24)	65	72,340
5.95%, 06/01/26 (Call 03/01/26)	102	120,406
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(c)	100	100,076
3.70%, 11/15/29 (Call 05/18/29)	15	16,484
5.13%, 06/30/27 (Call 01/01/27)	168	195,775
5.88%, 03/31/25 (Call 10/02/24)	35	39,778
7.00%, 06/30/24 (Call 01/01/24)	130	147,663
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	171	239,559
Enable Midstream Partners LP
4.15%, 09/15/29 (Call 06/15/29)	53	58,127
4.40%, 03/15/27 (Call 12/15/26)	59	65,648
4.95%, 05/15/28 (Call 02/15/28)	33	37,537
5.00%, 05/15/44 (Call 11/15/43)	153	167,232
Enbridge Energy Partners LP
7.38%, 10/15/45 (Call 04/15/45)	54	86,477
Series B, 7.50%, 04/15/38	23	34,559
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	109	114,168
3.13%, 11/15/29 (Call 08/15/29)	248	266,347
3.50%, 06/10/24 (Call 03/10/24)	102	109,156
3.70%, 07/15/27 (Call 04/15/27)(a)	167	185,103
4.00%, 10/01/23 (Call 07/01/23)	133	141,233
4.00%, 11/15/49 (Call 05/15/49)	168	190,075
4.25%, 12/01/26 (Call 09/01/26)	146	164,754
4.50%, 06/10/44 (Call 12/10/43)	149	176,488
5.50%, 12/01/46 (Call 06/01/46)	205	280,415

Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	$20	$21,235
3.13%, 07/31/29 (Call 04/30/29)	77	83,386
3.70%, 01/31/51 (Call 07/31/50)	25	26,981
3.95%, 01/31/60 (Call 07/31/59)	154	171,379
4.15%, 10/16/28 (Call 07/16/28)	20	23,008
4.20%, 01/31/50 (Call 07/31/49)	44	50,786
4.25%, 02/15/48 (Call 08/15/47)	142	164,179
4.45%, 02/15/43 (Call 08/15/42)	45	53,152
4.80%, 02/01/49 (Call 08/01/48)	60	74,561
4.85%, 08/15/42 (Call 02/15/42)	30	37,040
4.85%, 03/15/44 (Call 09/15/43)	82	101,314
4.90%, 05/15/46 (Call 11/15/45)	87	108,426
4.95%, 10/15/54 (Call 04/15/54)	70	90,232
5.10%, 02/15/45 (Call 08/15/44)	311	393,595
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(b)	102	105,377
5.70%, 02/15/42	75	101,990
5.95%, 02/01/41	41	56,868
6.13%, 10/15/39	55	76,998
6.45%, 09/01/40	22	31,766
7.55%, 04/15/38	55	84,818
Series D, 4.88%, 08/16/77 (Call 08/16/22), (3 mo. LIBOR US + 2.986%)(b)	227	222,324
Series D, 6.88%, 03/01/33	38	53,702
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(b)	105	109,357
Series H, 6.65%, 10/15/34	12	17,031
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	84	97,646
5.00%, 08/15/42 (Call 02/15/42)	155	187,432
5.00%, 03/01/43 (Call 09/01/42)	128	155,148
5.40%, 09/01/44 (Call 03/01/44)	76	95,987
5.50%, 03/01/44 (Call 09/01/43)	135	171,860
5.63%, 09/01/41	60	76,823
5.80%, 03/15/35	53	68,579
6.38%, 03/01/41	106	147,482
6.50%, 02/01/37	38	52,507
6.50%, 09/01/39	73	102,574
6.55%, 09/15/40	75	105,587
6.95%, 01/15/38	128	183,201
7.30%, 08/15/33	90	128,140
7.40%, 03/15/31	34	47,331
7.50%, 11/15/40	74	110,617
7.75%, 03/15/32	146	210,147
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	125	123,192
3.60%, 02/15/51 (Call 08/15/50)	5	5,155
4.30%, 06/01/25 (Call 03/01/25)	127	140,710
4.30%, 03/01/28 (Call 12/01/27)	279	318,917
5.05%, 02/15/46 (Call 08/15/45)	190	233,628
5.20%, 03/01/48 (Call 09/01/47)	133	168,648
5.30%, 12/01/34 (Call 06/01/34)(a)	174	216,292
5.55%, 06/01/45 (Call 12/01/44)	152	197,101
7.75%, 01/15/32	188	272,057
7.80%, 08/01/31	94	135,386
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	62	67,804
4.20%, 10/03/47 (Call 04/03/47)	235	265,064
4.25%, 09/15/46 (Call 03/15/46)	73	83,062

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.85%, 02/01/49 (Call 08/01/48)	$83	$101,485
5.15%, 10/15/43 (Call 04/15/43)	86	106,926
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	67	74,785
4.13%, 03/01/27 (Call 12/01/26)	266	298,423
4.25%, 12/01/27 (Call 09/01/27)	113	128,106
4.50%, 04/15/38 (Call 10/15/37)	215	246,353
4.70%, 04/15/48 (Call 10/15/47)	211	245,513
4.80%, 02/15/29 (Call 11/15/28)	207	242,509
4.90%, 04/15/58 (Call 10/15/57)	72	85,664
5.20%, 03/01/47 (Call 09/01/46)	182	223,638
5.50%, 02/15/49 (Call 08/15/48)	292	377,521
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	28	31,288
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	214	219,932
2.75%, 09/01/24 (Call 08/01/24)	247	259,059
3.10%, 03/15/30 (Call 12/15/29)	130	136,647
3.40%, 09/01/29 (Call 06/01/29)	221	237,484
4.00%, 07/13/27 (Call 04/13/27)	194	215,439
4.35%, 03/15/29 (Call 12/15/28)	167	189,460
4.45%, 09/01/49 (Call 03/01/49)	63	71,021
4.50%, 03/15/50 (Call 09/15/49)	80	90,055
4.55%, 07/15/28 (Call 04/15/28)	150	171,496
4.95%, 07/13/47 (Call 01/06/47)	198	233,474
5.20%, 07/15/48 (Call 01/15/48)	65	79,955
6.00%, 06/15/35	108	137,469
6.35%, 01/15/31 (Call 10/15/30)	20	25,783
7.15%, 01/15/51 (Call 07/15/50)	42	61,856
7.50%, 09/01/23 (Call 06/01/23)	140	156,313
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	35	35,829
4.90%, 03/15/25 (Call 12/15/24)	112	124,923
5.00%, 09/15/23 (Call 06/15/23)	15	16,103
6.13%, 02/01/41 (Call 08/01/40)	136	175,598
6.20%, 09/15/43 (Call 03/15/43)	166	216,612
6.65%, 10/01/36	174	235,554
6.85%, 10/15/37	110	150,484
Phillips 66 Partners LP
3.75%, 03/01/28 (Call 12/01/27)	23	25,130
4.68%, 02/15/45 (Call 08/15/44)	33	37,973
4.90%, 10/01/46 (Call 04/01/46)(a)	48	57,266
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	156	165,524
4.30%, 01/31/43 (Call 07/31/42)	73	74,509
4.50%, 12/15/26 (Call 09/15/26)	147	164,981
4.70%, 06/15/44 (Call 12/15/43)	119	126,906
4.90%, 02/15/45 (Call 08/15/44)	124	134,912
5.15%, 06/01/42 (Call 12/01/41)	74	83,128
6.65%, 01/15/37	183	242,168
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	204	229,210
4.50%, 05/15/30 (Call 11/15/29)	79	91,698
5.00%, 03/15/27 (Call 09/15/26)	277	320,445
5.63%, 03/01/25 (Call 12/01/24)	274	312,218
5.88%, 06/30/26 (Call 12/31/25)	247	291,949
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	266	288,980
3.50%, 03/15/25 (Call 12/15/24)	63	67,829
4.50%, 03/15/45 (Call 09/15/44)	201	238,752
4.75%, 03/15/24 (Call 12/15/23)	23	25,082

Security	Par (000)	Value

Pipelines (continued)
5.95%, 09/25/43 (Call 03/25/43)	$146	$202,232
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	229	254,511
4.38%, 03/13/25 (Call 12/13/24)	35	38,481
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	97	123,861
7.00%, 10/15/28	84	109,786
Texas Eastern Transmission LP, 7.00%, 07/15/32	108	151,820
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	86	98,581
4.25%, 05/15/28 (Call 02/15/28)	92	105,739
4.63%, 03/01/34 (Call 12/01/33)	141	166,620
4.75%, 05/15/38 (Call 11/15/37)	31	37,500
4.88%, 05/15/48 (Call 11/15/47)	141	180,656
5.00%, 10/16/43 (Call 04/16/43)	165	207,801
5.10%, 03/15/49 (Call 09/15/48)	43	57,073
5.60%, 03/31/34	115	147,068
5.85%, 03/15/36	101	133,595
6.10%, 06/01/40	91	125,712
6.20%, 10/15/37	113	154,954
7.25%, 08/15/38	183	276,233
7.63%, 01/15/39	76	119,033
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	60	68,110
4.00%, 03/15/28 (Call 12/15/27)	100	112,957
4.45%, 08/01/42 (Call 02/01/42)	65	77,583
4.60%, 03/15/48 (Call 09/15/47)	83	101,435
5.40%, 08/15/41 (Call 02/15/41)	73	95,429
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	87	98,192
4.50%, 03/15/28 (Call 12/15/27)	253	286,902
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	144	159,903
4.85%, 03/01/48 (Call 09/01/47)	123	151,684
4.90%, 01/15/45 (Call 07/15/44)	157	190,804
5.10%, 09/15/45 (Call 03/15/45)	120	150,150
5.40%, 03/04/44 (Call 09/04/43)	83	105,483
5.75%, 06/24/44 (Call 12/24/43)	75	100,008
5.80%, 11/15/43 (Call 05/15/43)	77	101,838
6.30%, 04/15/40	136	186,576
8.75%, 03/15/32	76	117,367

		22,725,545

Real Estate — 0.2%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	209	228,753
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	495	503,583
4.88%, 03/01/26 (Call 12/01/25)	892	1,026,469

		1,758,805

Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities Inc.
3.38%, 08/15/31 (Call 05/15/31)	24	26,562
3.95%, 01/15/27 (Call 10/15/26)	61	68,444
3.95%, 01/15/28 (Call 10/15/27)	33	37,373
4.00%, 02/01/50 (Call 08/01/49)	152	178,471
4.30%, 01/15/26 (Call 10/15/25)	18	20,253
4.50%, 07/30/29 (Call 04/30/29)	17	20,075
4.70%, 07/01/30 (Call 04/01/30)	72	86,622
4.85%, 04/15/49 (Call 10/15/48)	73	96,664

88	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.90%, 12/15/30 (Call 09/15/30)	$95	$117,022
American Campus Communities Operating Partnership LP
3.30%, 07/15/26 (Call 05/15/26)	76	81,860
3.63%, 11/15/27 (Call 08/15/27)	3	3,284
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	5	5,729
4.90%, 02/15/29 (Call 11/15/28)	30	35,483
American Tower Corp.
2.10%, 06/15/30 (Call 03/15/30)	27	26,709
2.40%, 03/15/25 (Call 02/15/25)	129	134,659
2.70%, 04/15/31 (Call 01/15/31)	10	10,372
2.75%, 01/15/27 (Call 11/15/26)	355	375,214
2.90%, 01/15/30 (Call 10/15/29)	51	53,655
2.95%, 01/15/25 (Call 12/15/24)	108	114,609
2.95%, 01/15/51 (Call 07/15/50)	35	33,980
3.00%, 06/15/23	229	239,012
3.10%, 06/15/50 (Call 12/15/49)	173	171,664
3.13%, 01/15/27 (Call 10/15/26)(a)	233	250,573
3.38%, 05/15/24 (Call 04/15/24)	293	312,757
3.38%, 10/15/26 (Call 07/15/26)	219	238,283
3.50%, 01/31/23	245	255,586
3.55%, 07/15/27 (Call 04/15/27)	208	228,821
3.60%, 01/15/28 (Call 10/15/27)	115	126,662
3.70%, 10/15/49 (Call 04/15/49)(a)	225	247,590
3.80%, 08/15/29 (Call 05/15/29)	294	328,277
3.95%, 03/15/29 (Call 12/15/28)	146	164,104
4.00%, 06/01/25 (Call 03/01/25)	75	82,343
4.40%, 02/15/26 (Call 11/15/25)	190	214,073
5.00%, 02/15/24	88	97,010
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	62	63,797
3.20%, 01/15/28 (Call 10/15/27)	18	19,679
3.30%, 06/01/29 (Call 03/01/29)	16	17,660
3.90%, 10/15/46 (Call 04/15/46)	78	93,305
4.35%, 04/15/48 (Call 10/18/47)	70	90,009
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	60	64,099
2.90%, 03/15/30 (Call 12/15/29)	41	43,079
3.20%, 01/15/25 (Call 10/15/24)	197	210,408
3.25%, 01/30/31 (Call 10/30/30)	62	66,830
3.40%, 06/21/29 (Call 03/21/29)(a)	149	163,355
3.65%, 02/01/26 (Call 11/03/25)(a)	302	332,469
3.80%, 02/01/24 (Call 11/01/23)	118	125,731
4.50%, 12/01/28 (Call 09/01/28)	203	237,258
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	38	41,626
4.10%, 10/01/24 (Call 07/01/24)	10	10,810
4.55%, 10/01/29 (Call 07/01/29)(a)	28	31,688
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	100	100,438
3.65%, 06/15/24 (Call 04/15/24)	60	64,343
3.85%, 02/01/25 (Call 11/01/24)	38	41,222
3.90%, 03/15/27 (Call 12/15/26)	76	83,952
4.13%, 06/15/26 (Call 03/15/26)	49	54,823
4.13%, 05/15/29 (Call 02/15/29)(a)	53	60,401
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	12	12,812
3.15%, 07/01/29 (Call 04/01/29)	57	62,454
3.35%, 11/01/49 (Call 05/01/49)(a)	44	49,112
4.10%, 10/15/28 (Call 07/15/28)	38	43,974

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	$75	$79,944
4.15%, 04/01/25 (Call 01/01/25)	75	81,104
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	100	99,171
5.00%, 07/01/25 (Call 04/01/25)	32	36,015
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	80	85,362
3.25%, 01/15/51 (Call 07/15/50)	167	169,390
3.30%, 07/01/30 (Call 04/01/30)	70	75,606
3.65%, 09/01/27 (Call 06/01/27)	112	124,080
3.70%, 06/15/26 (Call 03/15/26)	87	95,784
3.80%, 02/15/28 (Call 11/15/27)	92	102,423
4.00%, 03/01/27 (Call 12/01/26)	73	81,967
4.00%, 11/15/49 (Call 05/15/49)	30	33,839
4.15%, 07/01/50 (Call 01/01/50)	50	58,137
4.30%, 02/15/29 (Call 11/15/28)	89	102,640
4.45%, 02/15/26 (Call 11/15/25)	137	154,280
4.75%, 05/15/47 (Call 11/15/46)(a)	158	197,957
5.20%, 02/15/49 (Call 08/15/48)	122	160,041
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 10/15/24)	52	54,567
3.45%, 11/15/29 (Call 08/15/29)	41	43,124
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	30	33,357
3.70%, 08/15/27 (Call 05/15/27)	20	22,419
4.45%, 07/15/28 (Call 04/15/28)	49	56,934
Duke Realty LP
2.88%, 11/15/29 (Call 08/15/29)	40	42,608
3.05%, 03/01/50 (Call 09/01/49)	112	112,395
3.25%, 06/30/26 (Call 03/30/26)(a)	63	68,517
3.38%, 12/15/27 (Call 09/15/27)	8	8,821
4.00%, 09/15/28 (Call 06/15/28)	45	51,544
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)	30	30,468
2.15%, 07/15/30 (Call 04/15/30)	280	279,191
2.50%, 05/15/31 (Call 02/15/31)	10	10,260
2.63%, 11/18/24 (Call 10/18/24)	117	122,956
2.90%, 11/18/26 (Call 09/18/26)	211	225,918
2.95%, 09/15/51 (Call 03/15/51)	344	332,170
3.00%, 07/15/50 (Call 01/15/50)	224	218,620
3.20%, 11/18/29 (Call 08/18/29)	389	419,253
3.40%, 02/15/52 (Call 08/15/51)	15	15,721
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)(a)	59	61,589
2.85%, 11/01/26 (Call 08/01/26)	115	123,480
3.00%, 07/01/29 (Call 04/01/29)	4	4,338
3.25%, 08/01/27 (Call 05/01/27)	43	47,248
3.38%, 06/01/25 (Call 03/01/25)	115	124,537
3.50%, 03/01/28 (Call 12/01/27)	32	35,541
4.00%, 08/01/47 (Call 02/01/47)	27	32,580
4.15%, 12/01/28 (Call 09/01/28)	18	20,801
4.50%, 07/01/44 (Call 01/01/44)	134	171,919
4.50%, 06/01/45 (Call 12/01/44)	120	153,169
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	40	41,265
3.00%, 01/15/30 (Call 10/15/29)	10	10,663
4.00%, 03/01/29 (Call 12/01/28)	15	17,082
4.50%, 03/15/48 (Call 09/15/47)	68	84,696

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	$45	$48,628
3.25%, 07/15/27 (Call 04/15/27)(a)	95	103,442
4.50%, 12/01/44 (Call 06/01/44)	51	62,328
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)	95	103,171
4.00%, 01/15/31 (Call 10/15/30)	45	48,746
5.30%, 01/15/29 (Call 10/15/28)	149	174,667
5.75%, 06/01/28 (Call 03/03/28)	75	89,401
Healthcare Realty Trust Inc., 2.40%, 03/15/30 (Call 12/15/29)	11	11,210
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	20	21,375
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	83	88,827
3.25%, 07/15/26 (Call 05/15/26)(a)	205	223,065
3.40%, 02/01/25 (Call 11/01/24)	9	9,661
3.50%, 07/15/29 (Call 04/15/29)	43	47,776
4.00%, 06/01/25 (Call 03/01/25)	43	47,383
6.75%, 02/01/41 (Call 08/01/40)	351	538,736
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	5	5,674
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	71	75,611
Series D, 3.75%, 10/15/23 (Call 07/15/23)	87	91,516
Series E, 4.00%, 06/15/25 (Call 03/15/25)	106	114,608
Series F, 4.50%, 02/01/26 (Call 11/01/25)	31	34,237
Series H, 3.38%, 12/15/29 (Call 09/15/29)	81	84,429
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(a)	32	34,115
3.95%, 11/01/27 (Call 08/01/27)	20	22,119
4.65%, 04/01/29 (Call 01/01/29)	15	17,474
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	10	10,037
3.05%, 02/15/30 (Call 11/15/29)	5	5,325
3.45%, 12/15/24 (Call 09/15/24)	41	43,833
3.80%, 01/15/23 (Call 10/15/22)	2	2,071
4.25%, 08/15/29 (Call 05/15/29)	58	66,291
4.38%, 10/01/25 (Call 07/01/25)	5	5,570
4.75%, 12/15/28 (Call 09/15/28)	135	158,192
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	66	70,575
3.30%, 02/01/25 (Call 12/01/24)	124	133,207
3.70%, 10/01/49 (Call 04/01/49)(a)	88	97,310
3.80%, 04/01/27 (Call 01/01/27)	5	5,584
4.13%, 12/01/46 (Call 06/01/46)(a)	60	70,375
4.25%, 04/01/45 (Call 10/01/44)	105	123,798
4.45%, 09/01/47 (Call 03/01/47)	113	138,732
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	30	32,469
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	47	53,048
4.00%, 06/15/29 (Call 03/15/29)	12	13,638
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)(a)	35	38,461
Mid-America Apartments LP
2.75%, 03/15/30 (Call 12/15/29)	55	58,008
3.95%, 03/15/29 (Call 12/15/28)	25	28,512
4.20%, 06/15/28 (Call 03/15/28)(a)	48	55,586
National Retail Properties Inc., 3.10%, 04/15/50 (Call 10/15/49)	12	11,938
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)	50	51,717
3.63%, 10/01/29 (Call 07/01/29)	103	109,910

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 04/01/27 (Call 01/01/27)	$16	$17,960
4.75%, 01/15/28 (Call 10/15/27)	86	97,600
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	5	5,530
4.30%, 03/15/27 (Call 12/15/26)(a)	82	93,568
Piedmont Operating Partnership LP
3.15%, 08/15/30 (Call 05/15/30)	10	10,339
4.45%, 03/15/24 (Call 12/15/23)	55	59,078
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	152	158,808
2.13%, 10/15/50 (Call 04/15/50)	10	8,817
2.25%, 04/15/30 (Call 01/15/30)	118	121,593
3.00%, 04/15/50 (Call 10/15/49)	253	265,496
3.25%, 10/01/26 (Call 07/01/26)	52	57,144
3.88%, 09/15/28 (Call 06/15/28)	40	46,052
4.38%, 02/01/29 (Call 11/01/28)	120	141,721
4.38%, 09/15/48 (Call 03/15/48)	10	12,958
Realty Income Corp.
3.65%, 01/15/28 (Call 10/15/27)	52	58,380
4.65%, 03/15/47 (Call 09/15/46)	7	9,256
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	64	68,105
3.60%, 02/01/27 (Call 11/01/26)	43	47,646
4.13%, 03/15/28 (Call 12/15/27)	35	39,742
4.40%, 02/01/47 (Call 08/01/46)	40	48,100
4.65%, 03/15/49 (Call 09/15/48)	126	156,995
Retail Properties of America Inc., 4.75%, 09/15/30 (Call 06/15/30)(a)	25	28,015
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	5	5,355
5.13%, 08/15/26 (Call 05/15/26)	73	82,323
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	21	21,686
3.25%, 11/30/26 (Call 08/30/26)	18	19,666
3.25%, 09/13/49 (Call 03/13/49)(a)	89	91,611
3.30%, 01/15/26 (Call 10/15/25)	147	159,382
3.38%, 06/15/27 (Call 03/15/27)(a)	130	142,899
3.38%, 12/01/27 (Call 09/01/27)	18	19,814
3.80%, 07/15/50 (Call 01/15/50)(a)	76	85,687
4.25%, 10/01/44 (Call 04/01/44)(a)	70	83,261
4.25%, 11/30/46 (Call 05/30/46)	130	154,617
4.75%, 03/15/42 (Call 09/15/41)	85	105,929
6.75%, 02/01/40 (Call 11/01/39)	71	107,054
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	30	32,815
4.70%, 06/01/27 (Call 03/01/27)(a)	20	22,521
Spirit Realty LP
3.40%, 01/15/30 (Call 10/15/29)	15	16,105
4.00%, 07/15/29 (Call 04/15/29)(a)	20	22,496
4.45%, 09/15/26 (Call 06/15/26)	60	67,519
STORE Capital Corp.
4.50%, 03/15/28 (Call 12/15/27)	5	5,699
4.63%, 03/15/29 (Call 12/15/28)	25	28,792
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	85	88,991
3.88%, 07/15/27 (Call 04/15/27)	40	43,483
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	17	18,037
3.20%, 01/15/30 (Call 10/15/29)	59	64,114
3.50%, 01/15/28 (Call 10/15/27)	48	52,840

90	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.40%, 01/26/29 (Call 10/26/28)	$79	$91,677
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	100	100,489
2.65%, 01/15/25 (Call 12/15/24)	45	47,206
3.00%, 01/15/30 (Call 10/15/29)	126	132,795
3.25%, 10/15/26 (Call 07/15/26)	44	47,546
3.50%, 04/15/24 (Call 03/15/24)	15	15,985
3.50%, 02/01/25 (Call 11/01/24)	134	144,030
3.75%, 05/01/24 (Call 02/01/24)(a)	25	26,731
3.85%, 04/01/27 (Call 01/01/27)	93	103,834
4.00%, 03/01/28 (Call 12/01/27)	16	18,010
4.13%, 01/15/26 (Call 10/15/25)	75	83,456
4.38%, 02/01/45 (Call 08/01/44)(a)	91	106,101
4.40%, 01/15/29 (Call 10/15/28)	33	38,007
4.75%, 11/15/30 (Call 08/15/30)	25	29,810
4.88%, 04/15/49 (Call 10/15/48)(a)	101	128,122
5.70%, 09/30/43 (Call 03/30/43)	121	162,779
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	72	76,535
3.10%, 01/15/30 (Call 10/15/29)	90	96,133
3.63%, 03/15/24 (Call 02/15/24)	134	143,099
4.00%, 06/01/25 (Call 03/01/25)	218	239,796
4.13%, 03/15/29 (Call 12/15/28)	65	74,129
4.25%, 04/01/26 (Call 01/01/26)	144	161,816
4.25%, 04/15/28 (Call 01/15/28)	52	59,770
4.50%, 01/15/24 (Call 10/15/23)	17	18,357
4.95%, 09/01/48 (Call 03/01/48)	70	90,747
6.50%, 03/15/41 (Call 09/15/40)	149	215,831
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	209	239,522
4.00%, 04/15/30 (Call 01/15/30)	185	211,551
6.95%, 10/01/27(a)	207	267,620
7.38%, 03/15/32	286	412,892
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	5	5,593

		21,652,574

Retail — 2.5%
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	25	24,750
3.80%, 11/15/27 (Call 08/15/27)	70	77,395
4.50%, 10/01/25 (Call 07/01/25)	12	13,399
4.75%, 06/01/30 (Call 03/01/30)	59	69,631
AutoZone Inc., 3.75%, 04/18/29 (Call 01/18/29)	15	16,858
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	1,185	1,170,199
4.45%, 10/01/28 (Call 07/01/28)(a)	1,371	1,598,024
Costco Wholesale Corp.
1.60%, 04/20/30 (Call 01/20/30)	89	88,354
1.75%, 04/20/32 (Call 01/20/32)	86	85,710
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)(a)	86	95,470
4.55%, 02/15/48 (Call 08/15/47)	326	382,418
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	85	94,769
4.13%, 05/01/28 (Call 02/01/28)	32	36,840
4.13%, 04/03/50 (Call 10/03/49)	135	161,610
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	55	62,597
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	264	277,847
2.50%, 04/15/27 (Call 02/15/27)	361	386,061
2.70%, 04/01/23 (Call 01/01/23)	44	45,439

Security	Par (000)	Value

Retail (continued)
2.70%, 04/15/30 (Call 01/15/30)	$237	$254,609
2.80%, 09/14/27 (Call 06/14/27)(a)	390	424,531
2.95%, 06/15/29 (Call 03/15/29)	232	253,994
3.00%, 04/01/26 (Call 01/01/26)	160	173,878
3.13%, 12/15/49 (Call 06/15/49)	372	398,736
3.30%, 04/15/40 (Call 10/15/39)	144	159,664
3.35%, 09/15/25 (Call 06/15/25)	133	145,526
3.35%, 04/15/50 (Call 10/15/49)	377	420,166
3.50%, 09/15/56 (Call 03/15/56)	379	432,719
3.75%, 02/15/24 (Call 11/15/23)	84	90,128
3.90%, 12/06/28 (Call 09/06/28)	168	195,083
3.90%, 06/15/47 (Call 12/15/46)	126	151,408
4.20%, 04/01/43 (Call 10/01/42)	173	213,612
4.25%, 04/01/46 (Call 10/01/45)	296	372,771
4.40%, 03/15/45 (Call 09/15/44)	138	176,423
4.50%, 12/06/48 (Call 06/06/48)	236	310,139
4.88%, 02/15/44 (Call 08/15/43)	250	336,925
5.40%, 09/15/40 (Call 03/15/40)	265	368,263
5.88%, 12/16/36	396	568,165
5.95%, 04/01/41 (Call 10/01/40)	38	55,858
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	113	140,362
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	38	40,392
2.63%, 04/01/31 (Call 01/01/31)	15	15,646
3.00%, 10/15/50 (Call 04/15/50)	60	60,112
3.10%, 05/03/27 (Call 02/03/27)	132	144,205
3.13%, 09/15/24 (Call 06/15/24)	81	86,531
3.38%, 09/15/25 (Call 06/15/25)	45	49,108
3.65%, 04/05/29 (Call 01/05/29)	270	303,026
3.70%, 04/15/46 (Call 10/15/45)	242	270,021
3.88%, 09/15/23 (Call 06/15/23)	55	58,433
4.00%, 04/15/25 (Call 03/15/25)	104	114,538
4.05%, 05/03/47 (Call 11/03/46)	282	329,545
4.38%, 09/15/45 (Call 03/15/45)	128	155,354
4.50%, 04/15/30 (Call 01/15/30)	171	202,936
4.55%, 04/05/49 (Call 10/05/48)	20	25,201
4.65%, 04/15/42 (Call 10/15/41)	256	320,937
5.00%, 04/15/40 (Call 10/15/39)	239	310,076
5.13%, 04/15/50 (Call 10/15/49)	125	171,337
5.50%, 10/15/35	113	149,414
6.50%, 03/15/29	32	41,632
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	88	89,563
2.63%, 09/01/29 (Call 06/01/29)	41	43,269
3.50%, 03/01/27 (Call 12/01/26)	119	131,507
3.50%, 07/01/27 (Call 05/01/27)(a)	73	81,142
3.60%, 07/01/30 (Call 04/01/30)(a)	44	49,687
3.63%, 05/01/43(a)	72	80,905
3.63%, 09/01/49 (Call 03/01/49)	140	157,413
3.70%, 02/15/42(a)	42	47,350
3.80%, 04/01/28 (Call 01/01/28)(a)	142	160,680
4.20%, 04/01/50 (Call 10/01/49)(a)	105	128,934
4.45%, 03/01/47 (Call 09/01/46)	88	109,688
4.45%, 09/01/48 (Call 03/01/48)	120	150,574
4.60%, 05/26/45 (Call 11/26/44)	109	137,935
4.70%, 12/09/35 (Call 06/09/35)	188	235,365
4.88%, 07/15/40	128	164,420
4.88%, 12/09/45 (Call 06/09/45)	139	182,893
5.70%, 02/01/39	92	127,173
6.30%, 10/15/37	177	255,521

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
6.30%, 03/01/38	$137	$198,917
Nordstrom Inc., 4.25%, 08/01/31 (Call 05/01/31)	25	26,071
O’Reilly Automotive Inc.
3.90%, 06/01/29 (Call 03/01/29)	10	11,358
4.20%, 04/01/30 (Call 01/01/30)	84	97,636
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	77	79,574
2.25%, 03/12/30 (Call 12/12/29)	141	143,919
3.35%, 03/12/50 (Call 09/12/49)	85	90,929
3.50%, 03/01/28 (Call 12/01/27)	102	113,751
3.50%, 11/15/50 (Call 05/15/50)	239	261,815
3.55%, 08/15/29 (Call 05/15/29)	112	125,604
3.75%, 12/01/47 (Call 06/01/47)(a)	143	161,192
4.00%, 11/15/28 (Call 08/15/28)(a)	70	80,832
4.30%, 06/15/45 (Call 12/15/44)	75	90,703
4.45%, 08/15/49 (Call 02/15/49)	196	247,034
4.50%, 11/15/48 (Call 05/15/48)	147	186,324
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	171	179,767
2.35%, 02/15/30 (Call 11/15/29)(a)	134	140,894
2.50%, 04/15/26(a)	235	252,564
2.65%, 09/15/30 (Call 06/15/30)	400	431,340
3.38%, 04/15/29 (Call 01/15/29)	335	376,513
3.50%, 07/01/24	206	223,314
3.63%, 04/15/46	206	247,676
3.90%, 11/15/47 (Call 05/15/47)(a)	176	222,232
4.00%, 07/01/42	70	88,020
6.35%, 11/01/32	70	99,744
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)(a)	171	180,458
3.88%, 04/15/30 (Call 01/15/30)	32	36,960
4.50%, 04/15/50 (Call 10/15/49)	114	152,767
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	25	24,339
Walgreens Boots Alliance Inc., 4.10%, 04/15/50 (Call 10/15/49)	441	500,950

		20,585,991

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(a)(b)	305	330,666

Semiconductors — 2.3%
Altera Corp., 4.10%, 11/15/23(a)	83	89,607
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	72	99,570
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	185	184,168
2.75%, 06/01/50 (Call 12/01/49)	30	30,095
3.30%, 04/01/27 (Call 01/01/27)(a)	403	446,339
3.90%, 10/01/25 (Call 07/01/25)	391	435,515
4.35%, 04/01/47 (Call 10/01/46)	221	283,207
5.10%, 10/01/35 (Call 04/01/35)	143	190,575
5.85%, 06/15/41(a)	252	374,336
Broadcom Inc.
3.42%, 04/15/33 (Call 01/15/33)(c)	152	161,128
3.47%, 04/15/34 (Call 01/15/34)(c)	22	23,309
3.50%, 02/15/41 (Call 08/15/40)(c)	22	22,510
4.15%, 11/15/30 (Call 08/15/30)	37	41,655
4.30%, 11/15/32 (Call 08/15/32)	310	355,077
5.00%, 04/15/30 (Call 01/15/30)	36	42,699
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	164	173,032

Security	Par (000)	Value

Semiconductors (continued)
2.60%, 05/19/26 (Call 02/19/26)(a)	$221	$237,045
2.70%, 12/15/22	726	748,956
2.70%, 06/17/24 (Call 04/17/24)	10	10,574
2.88%, 05/11/24 (Call 03/11/24)(a)	553	586,556
3.10%, 02/15/60 (Call 08/15/59)	40	40,740
3.15%, 05/11/27 (Call 02/11/27)	141	155,341
3.25%, 11/15/49 (Call 05/15/49)	335	357,753
3.40%, 03/25/25 (Call 02/25/25)(a)	245	266,452
3.70%, 07/29/25 (Call 04/29/25)	404	445,010
3.73%, 12/08/47 (Call 06/08/47)	231	264,724
3.75%, 03/25/27 (Call 01/25/27)(a)	85	96,157
3.90%, 03/25/30 (Call 12/25/29)(a)	155	180,197
4.00%, 12/15/32	255	307,777
4.10%, 05/19/46 (Call 11/19/45)	140	169,214
4.10%, 05/11/47 (Call 11/11/46)	115	138,822
4.25%, 12/15/42	82	101,070
4.60%, 03/25/40 (Call 09/25/39)	71	90,425
4.75%, 03/25/50 (Call 09/25/49)	253	339,334
4.80%, 10/01/41(a)	65	85,162
4.90%, 07/29/45 (Call 01/29/45)	135	180,814
4.95%, 03/25/60 (Call 09/25/59)	299	421,874
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	118	128,798
5.00%, 03/15/49 (Call 09/15/48)	55	75,430
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	174	178,789
3.13%, 06/15/60 (Call 12/15/59)	172	182,170
3.75%, 03/15/26 (Call 01/15/26)	907	1,013,246
3.80%, 03/15/25 (Call 12/15/24)	111	121,744
4.00%, 03/15/29 (Call 12/15/28)	251	290,974
4.88%, 03/15/49 (Call 09/15/48)	181	249,700
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	80	88,755
Micron Technology Inc.
4.66%, 02/15/30 (Call 11/15/29)	100	117,147
5.33%, 02/06/29 (Call 11/06/28)	143	173,014
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	505	509,525
2.85%, 04/01/30 (Call 01/01/30)	1,501	1,625,298
3.20%, 09/16/26 (Call 06/16/26)	2,230	2,453,446
3.50%, 04/01/40 (Call 10/01/39)	290	330,246
3.50%, 04/01/50 (Call 10/01/49)	492	564,826
3.70%, 04/01/60 (Call 10/01/59)	250	297,943
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29 (Call 03/18/29)(c)	86	98,874
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	193	245,104
4.80%, 05/20/45 (Call 11/20/44)	51	68,413
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	296	301,905
1.75%, 05/04/30 (Call 02/04/30)	275	275,019
2.25%, 05/01/23 (Call 02/01/23)	10	10,282
2.25%, 09/04/29 (Call 06/04/29)	278	290,446
2.63%, 05/15/24 (Call 03/15/24)(a)	136	143,184
2.90%, 11/03/27 (Call 08/03/27)	363	397,147
3.88%, 03/15/39 (Call 09/15/38)	57	68,936
4.15%, 05/15/48 (Call 11/15/47)	331	419,053

		18,896,233

92	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	$165	$180,051
3.84%, 05/01/25 (Call 04/01/25)(a)	297	323,775
4.20%, 05/01/30 (Call 02/01/30)	59	67,644

		571,470

Software — 3.9%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	45	40,186
3.40%, 09/15/26 (Call 06/15/26)	23	25,334
3.40%, 06/15/27 (Call 03/15/27)(a)	31	34,354
4.50%, 06/15/47 (Call 12/15/46)(a)	260	323,019
Adobe Inc.
1.70%, 02/01/23	497	507,323
1.90%, 02/01/25 (Call 01/01/25)	269	279,165
2.15%, 02/01/27 (Call 12/01/26)	273	286,784
2.30%, 02/01/30 (Call 11/01/29)	158	165,017
3.25%, 02/01/25 (Call 11/01/24)	180	194,081
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	244	259,206
3.50%, 06/15/27 (Call 03/15/27)	408	451,954
3.60%, 12/15/22 (Call 09/15/22)	151	155,740
4.38%, 06/15/25 (Call 03/15/25)	248	276,364
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	81	88,818
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	35	36,877
4.50%, 12/01/27 (Call 09/01/27)	148	168,719
Electronic Arts Inc.
2.95%, 02/15/51 (Call 08/15/50)	30	29,657
4.80%, 03/01/26 (Call 12/01/25)(a)	177	203,414
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	35	43,610
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	137	150,731
4.40%, 07/01/49 (Call 01/01/49)	83	101,724
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,394	1,438,120
2.13%, 11/15/22	625	639,381
2.38%, 05/01/23 (Call 02/01/23)	382	393,597
2.40%, 08/08/26 (Call 05/08/26)	908	971,033
2.53%, 06/01/50 (Call 12/01/49)	512	510,874
2.65%, 11/03/22 (Call 09/03/22)	1,666	1,707,467
2.68%, 06/01/60 (Call 12/01/59)	337	339,844
2.70%, 02/12/25 (Call 11/12/24)(a)	1,449	1,544,228
2.88%, 02/06/24 (Call 12/06/23)	1,125	1,188,000
2.92%, 03/17/52 (Call 09/17/51)(a)	2,225	2,388,852
3.13%, 11/03/25 (Call 08/03/25)	1,345	1,466,682
3.30%, 02/06/27 (Call 11/06/26)	1,167	1,301,835
3.45%, 08/08/36 (Call 02/08/36)	203	237,699
3.50%, 02/12/35 (Call 08/12/34)	468	550,143
3.63%, 12/15/23 (Call 09/15/23)	865	924,979
3.70%, 08/08/46 (Call 02/08/46)	285	346,731
3.75%, 02/12/45 (Call 08/12/44)	540	656,300
4.20%, 11/03/35 (Call 05/03/35)	115	144,369
4.25%, 02/06/47 (Call 08/06/46)	45	59,525
4.45%, 11/03/45 (Call 05/03/45)(a)	275	370,826
4.50%, 10/01/40	85	112,898
5.30%, 02/08/41	25	36,158
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	170	180,465

Security	Par (000)	Value

Software (continued)
3.25%, 05/15/30 (Call 02/15/30)	$140	$152,431
3.60%, 04/01/40 (Call 10/01/39)	172	182,986
3.60%, 04/01/50 (Call 10/01/49)	182	189,917
3.80%, 11/15/37 (Call 05/15/37)	170	186,374
3.85%, 07/15/36 (Call 01/15/36)	247	273,995
3.85%, 04/01/60 (Call 10/01/59)	459	493,673
3.90%, 05/15/35 (Call 11/15/34)	174	195,562
3.95%, 03/25/51 (Call 09/25/50)	62	68,718
4.00%, 07/15/46 (Call 01/15/46)	382	421,090
4.00%, 11/15/47 (Call 05/15/47)	129	141,830
4.10%, 03/25/61 (Call 09/25/60)	77	86,740
4.13%, 05/15/45 (Call 11/15/44)	179	200,956
4.30%, 07/08/34 (Call 01/08/34)	288	335,074
4.38%, 05/15/55 (Call 11/15/54)	120	140,884
4.50%, 07/08/44 (Call 01/08/44)	122	144,489
5.38%, 07/15/40	457	592,601
6.13%, 07/08/39	57	78,715
6.50%, 04/15/38	23	32,730
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)(a)	109	114,101
2.95%, 09/15/29 (Call 06/15/29)	121	130,081
3.65%, 09/15/23 (Call 08/15/23)	236	250,615
3.80%, 12/15/26 (Call 09/15/26)	337	376,951
3.85%, 12/15/25 (Call 09/15/25)	77	85,241
4.20%, 09/15/28 (Call 06/15/28)	48	55,393
salesforce.com Inc.
3.05%, 07/15/61 (Call 01/15/61)	5	5,213
3.25%, 04/11/23 (Call 03/11/23)	1,796	1,877,790
3.70%, 04/11/28 (Call 01/11/28)	1,273	1,447,910
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	679	694,712
3.90%, 08/21/27 (Call 05/21/27)	190	212,866
4.50%, 05/15/25 (Call 04/15/25)	153	170,922
4.65%, 05/15/27 (Call 03/15/27)	615	711,137
4.70%, 05/15/30 (Call 02/15/30)(a)	371	443,200

		31,826,980

Telecommunications — 5.0%
America Movil SAB de CV
4.38%, 04/22/49 (Call 10/22/48)	32	40,219
6.13%, 11/15/37	20	27,893
6.13%, 03/30/40	265	380,813
AT&T Inc.
3.30%, 02/01/52 (Call 08/01/51)	162	161,365
3.50%, 09/15/53 (Call 03/15/53)(c)	790	810,919
3.50%, 02/01/61 (Call 08/01/60)	545	540,466
3.55%, 09/15/55 (Call 03/15/55)(c)	755	771,270
3.65%, 06/01/51 (Call 12/01/50)	230	243,368
3.65%, 09/15/59 (Call 03/15/59)(c)	825	848,950
3.80%, 02/15/27 (Call 11/15/26)	45	50,239
3.80%, 12/01/57 (Call 06/01/57)(c)	783	833,417
3.85%, 06/01/60 (Call 12/01/59)	180	191,911
4.10%, 02/15/28 (Call 11/15/27)	30	34,234
4.30%, 02/15/30 (Call 11/15/29)	87	101,057
4.30%, 12/15/42 (Call 06/15/42)	510	589,489
4.35%, 03/01/29 (Call 12/01/28)	25	29,011
4.35%, 06/15/45 (Call 12/15/44)	68	78,743
4.50%, 05/15/35 (Call 11/15/34)	334	395,723
4.50%, 03/09/48 (Call 09/09/47)	240	286,104
4.55%, 03/09/49 (Call 09/09/48)	114	136,652
4.65%, 06/01/44 (Call 12/01/43)	15	17,988

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.75%, 05/15/46 (Call 11/15/45)	$236	$288,883
4.80%, 06/15/44 (Call 12/15/43)	20	24,446
4.85%, 03/01/39 (Call 09/01/38)	240	294,144
4.85%, 07/15/45 (Call 01/15/45)	25	30,894
4.90%, 08/15/37 (Call 02/14/37)	28	34,693
4.90%, 06/15/42	10	12,464
5.15%, 03/15/42	340	431,902
5.15%, 11/15/46 (Call 05/15/46)	5	6,463
5.15%, 02/15/50 (Call 08/14/49)	172	222,721
5.25%, 03/01/37 (Call 09/01/36)	306	388,253
5.35%, 09/01/40	535	694,055
5.45%, 03/01/47 (Call 09/01/46)(a)	75	100,033
5.55%, 08/15/41	53	70,487
5.65%, 02/15/47 (Call 08/15/46)	135	184,213
5.70%, 03/01/57 (Call 09/01/56)	54	75,245
6.00%, 08/15/40 (Call 05/15/40)	20	27,558
6.15%, 09/15/34	169	227,547
6.25%, 03/29/41	10	14,116
6.30%, 01/15/38	44	62,486
6.38%, 03/01/41	50	72,586
Bell Canada
4.30%, 07/29/49 (Call 01/29/49)	68	82,385
4.46%, 04/01/48 (Call 10/01/47)	136	169,325
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	272	294,375
5.13%, 12/04/28 (Call 09/04/28)	457	541,024
9.63%, 12/15/30	833	1,285,869
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	307	318,307
2.50%, 09/20/26 (Call 06/20/26)(a)	329	353,981
2.95%, 02/28/26	405	441,770
3.50%, 06/15/25	244	268,761
3.63%, 03/04/24	203	219,112
5.50%, 01/15/40	523	739,867
5.90%, 02/15/39	361	525,468
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)(a)	149	171,581
4.38%, 11/15/57 (Call 05/15/57)	88	108,394
4.70%, 03/15/37	65	78,907
4.75%, 03/15/42	76	96,998
5.35%, 11/15/48 (Call 05/15/48)	66	92,142
5.45%, 11/15/79 (Call 05/19/79)	176	249,564
5.75%, 08/15/40	55	75,787
5.85%, 11/15/68 (Call 05/15/68)(a)	79	118,062
Deutsche Telekom International Finance BV
8.75%, 06/15/30	115	172,998
9.25%, 06/01/32	65	106,758
Juniper Networks Inc.
3.75%, 08/15/29 (Call 05/15/29)	122	135,335
5.95%, 03/15/41	90	121,291
Koninklijke KPN NV, 8.38%, 10/01/30(a)	844	1,210,676
Motorola Solutions Inc.
4.00%, 09/01/24(a)	340	371,239
4.60%, 02/23/28 (Call 11/23/27)	445	517,504
4.60%, 05/23/29 (Call 02/23/29)	236	276,875
5.50%, 09/01/44	307	402,787
Orange SA
5.38%, 01/13/42	350	477,508
5.50%, 02/06/44 (Call 08/06/43)	195	273,491
9.00%, 03/01/31	134	211,886

Security	Par (000)	Value

Telecommunications (continued)
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	$246	$263,370
3.00%, 03/15/23 (Call 12/15/22)	168	173,411
3.63%, 12/15/25 (Call 09/15/25)	408	447,845
3.70%, 11/15/49 (Call 05/15/49)	375	399,649
4.10%, 10/01/23 (Call 07/01/23)	338	359,652
4.30%, 02/15/48 (Call 08/15/47)	48	55,289
4.35%, 05/01/49 (Call 11/01/48)	208	243,429
4.50%, 03/15/43 (Call 09/15/42)	65	76,331
5.00%, 03/15/44 (Call 09/15/43)	267	335,451
5.45%, 10/01/43 (Call 04/01/43)	140	185,577
7.50%, 08/15/38	20	31,040
Telefonica Emisiones SA
4.10%, 03/08/27	207	233,782
4.67%, 03/06/38	25	29,679
4.90%, 03/06/48	48	58,401
5.21%, 03/08/47	298	375,587
5.52%, 03/01/49 (Call 09/01/48)	172	226,650
7.05%, 06/20/36(a)	328	476,732
Telefonica Europe BV, 8.25%, 09/15/30	74	108,164
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	547	586,652
3.70%, 09/15/27 (Call 06/15/27)	511	576,720
4.30%, 06/15/49 (Call 12/15/48)	207	252,538
4.60%, 11/16/48 (Call 05/16/48)	299	385,423
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	148	146,758
3.30%, 02/15/51 (Call 08/15/50)	416	417,381
3.60%, 11/15/60 (Call 05/15/60)	119	122,424
3.75%, 04/15/27 (Call 02/15/27)	23	25,522
3.88%, 04/15/30 (Call 01/15/30)	154	172,489
4.38%, 04/15/40 (Call 10/15/39)	367	429,478
4.50%, 04/15/50 (Call 10/15/49)	562	674,726
Verizon Communications Inc.
2.63%, 08/15/26	56	59,600
2.88%, 11/20/50 (Call 05/20/50)	284	273,128
2.99%, 10/30/56 (Call 04/30/56)	848	817,981
3.00%, 03/22/27 (Call 01/22/27)	45	48,667
3.00%, 11/20/60 (Call 05/20/60)	275	264,506
3.15%, 03/22/30 (Call 12/22/29)	94	101,880
3.38%, 02/15/25	159	172,248
3.55%, 03/22/51 (Call 09/22/50)	560	608,569
3.70%, 03/22/61 (Call 09/22/60)	255	280,258
3.85%, 11/01/42 (Call 05/01/42)	236	268,879
3.88%, 02/08/29 (Call 11/08/28)	80	91,189
4.00%, 03/22/50 (Call 09/22/49)	84	97,588
4.02%, 12/03/29 (Call 09/03/29)	69	79,453
4.13%, 03/16/27	79	90,269
4.13%, 08/15/46	95	111,564
4.27%, 01/15/36	448	534,858
4.33%, 09/21/28	31	36,165
4.40%, 11/01/34 (Call 05/01/34)	383	461,683
4.50%, 08/10/33(a)	298	360,762
4.52%, 09/15/48	323	406,906
4.67%, 03/15/55	260	337,964
4.75%, 11/01/41	249	311,467
4.81%, 03/15/39	358	454,735
4.86%, 08/21/46	560	730,173
5.01%, 04/15/49	294	393,037
5.01%, 08/21/54	50	68,817

94	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.25%, 03/16/37	$550	$728,387
5.50%, 03/16/47	15	21,250
5.85%, 09/15/35	40	55,088
6.55%, 09/15/43	10	15,969
7.75%, 12/01/30	40	58,380
Vodafone Group PLC
2.95%, 02/19/23	2	2,073
3.75%, 01/16/24	10	10,771
4.13%, 05/30/25(a)	230	256,110
4.25%, 09/17/50	344	406,746
4.38%, 05/30/28	332	385,751
4.38%, 02/19/43	227	269,656
4.88%, 06/19/49	41	52,580
5.00%, 05/30/38	363	462,575
5.13%, 06/19/59	105	140,563
5.25%, 05/30/48	531	706,963
6.15%, 02/27/37	300	419,382
6.25%, 11/30/32	168	228,063
7.88%, 02/15/30	222	320,126

		40,215,976

Textiles — 0.0%
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	5	5,536

Toys, Games & Hobbies — 0.2%
Hasbro Inc.
2.60%, 11/19/22	140	143,885
3.00%, 11/19/24 (Call 10/19/24)	91	96,690
3.50%, 09/15/27 (Call 06/15/27)	242	265,738
3.55%, 11/19/26 (Call 09/19/26)	257	281,834
3.90%, 11/19/29 (Call 08/19/29)	294	328,727
5.10%, 05/15/44 (Call 11/15/43)	372	456,503
6.35%, 03/15/40	178	249,325

		1,822,702

Transportation — 2.3%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3 mo. LIBOR US + 2.350%)(a)(b)	65	74,644
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	24	25,203
3.55%, 02/15/50 (Call 08/15/49)	132	150,411
3.90%, 08/01/46 (Call 02/01/46)	115	136,575
4.05%, 06/15/48 (Call 12/15/47)	150	183,040
4.13%, 06/15/47 (Call 12/15/46)	30	36,876
4.15%, 04/01/45 (Call 10/01/44)	125	152,750
4.15%, 12/15/48 (Call 06/15/48)(a)	90	111,890
4.38%, 09/01/42 (Call 03/01/42)	95	118,379
4.40%, 03/15/42 (Call 09/15/41)	55	68,529
4.45%, 03/15/43 (Call 09/15/42)	101	128,030
4.55%, 09/01/44 (Call 03/01/44)(a)	52	66,505
4.70%, 09/01/45 (Call 03/01/45)	10	13,118
4.90%, 04/01/44 (Call 10/01/43)	139	186,507
5.05%, 03/01/41 (Call 09/01/40)	5	6,662
5.15%, 09/01/43 (Call 03/01/43)(a)	54	74,215
5.40%, 06/01/41 (Call 12/01/40)	25	34,675
5.75%, 05/01/40 (Call 11/01/39)	50	70,967
6.20%, 08/15/36	5	7,209
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	190	200,898
3.65%, 02/03/48 (Call 08/03/47)	306	348,461
4.45%, 01/20/49 (Call 07/20/48)	43	55,266
6.20%, 06/01/36	93	133,303

Security	Par (000)	Value

Transportation (continued)
6.25%, 08/01/34	$47	$66,689
6.38%, 11/15/37(a)	122	177,710
6.90%, 07/15/28(a)	46	61,393
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	157	157,042
2.90%, 02/01/25 (Call 11/01/24)	50	53,034
4.00%, 06/01/28 (Call 03/01/28)	149	169,549
4.80%, 09/15/35 (Call 03/15/35)	38	47,026
4.80%, 08/01/45 (Call 02/01/45)	90	115,886
5.95%, 05/15/37	121	168,115
6.13%, 09/15/2115 (Call 03/15/2115)	126	197,543
7.13%, 10/15/31	35	49,798
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(a)	222	254,838
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	181	187,197
2.60%, 11/01/26 (Call 08/01/26)	38	40,529
3.25%, 06/01/27 (Call 03/01/27)	114	124,993
3.35%, 11/01/25 (Call 08/01/25)	59	64,286
3.35%, 09/15/49 (Call 03/15/49)	96	103,415
3.40%, 08/01/24 (Call 05/01/24)(a)	77	82,802
3.80%, 03/01/28 (Call 12/01/27)	169	190,311
3.80%, 11/01/46 (Call 05/01/46)	143	164,357
3.80%, 04/15/50 (Call 10/15/49)	121	139,926
3.95%, 05/01/50 (Call 11/01/49)(a)	274	325,926
4.10%, 03/15/44 (Call 09/15/43)	179	211,644
4.25%, 03/15/29 (Call 12/15/28)	298	346,628
4.25%, 11/01/66 (Call 05/01/66)	107	133,734
4.30%, 03/01/48 (Call 09/01/47)	255	314,055
4.40%, 03/01/43 (Call 09/01/42)	229	278,265
4.50%, 03/15/49 (Call 09/15/48)	58	73,583
4.50%, 08/01/54 (Call 02/01/54)(a)	70	90,080
4.65%, 03/01/68 (Call 09/01/67)(a)	48	63,806
4.75%, 05/30/42 (Call 11/30/41)	142	181,269
4.75%, 11/15/48 (Call 05/15/48)	120	157,633
5.50%, 04/15/41 (Call 10/15/40)	96	131,126
6.00%, 10/01/36	46	64,170
6.15%, 05/01/37	113	160,448
6.22%, 04/30/40	43	63,268
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	176	190,562
3.40%, 02/15/28 (Call 11/15/27)	22	24,423
3.88%, 08/01/42	67	75,833
3.90%, 02/01/35	35	40,305
4.05%, 02/15/48 (Call 08/15/47)	129	150,206
4.10%, 04/15/43	37	42,777
4.10%, 02/01/45	142	164,866
4.20%, 10/17/28 (Call 07/17/28)	96	111,646
4.25%, 05/15/30 (Call 02/15/30)	170	198,643
4.40%, 01/15/47 (Call 07/15/46)	136	164,413
4.55%, 04/01/46 (Call 10/01/45)	62	76,194
4.75%, 11/15/45 (Call 05/15/45)	218	275,011
4.90%, 01/15/34	85	106,666
4.95%, 10/17/48 (Call 04/17/48)	147	193,381
5.10%, 01/15/44	78	102,040
5.25%, 05/15/50 (Call 11/15/49)	18	24,860
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	428	452,987
3.00%, 05/15/23 (Call 02/15/23)	25	25,904
3.50%, 05/01/50 (Call 11/01/49)	255	273,541

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.20%, 11/15/69 (Call 05/15/69)(a)	$90	$105,175
4.30%, 05/15/43 (Call 11/15/42)	172	203,825
4.70%, 05/01/48 (Call 11/01/47)	286	357,234
4.95%, 08/15/45 (Call 02/15/45)	431	554,227
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	181	190,229
2.90%, 02/15/23 (Call 11/15/22)(a)	28	28,844
2.90%, 06/15/26 (Call 03/15/26)	153	165,339
2.90%, 08/25/51 (Call 02/25/51)	50	49,668
3.15%, 06/01/27 (Call 03/01/27)	38	41,418
3.40%, 11/01/49 (Call 05/01/49)	104	112,208
3.65%, 08/01/25 (Call 06/01/25)(a)	143	156,715
3.80%, 08/01/28 (Call 05/01/28)	107	121,290
3.85%, 01/15/24 (Call 10/15/23)	40	42,749
3.94%, 11/01/47 (Call 05/01/47)	169	196,900
3.95%, 10/01/42 (Call 04/01/42)	46	54,021
4.05%, 08/15/52 (Call 02/15/52)	237	283,547
4.10%, 05/15/49 (Call 11/15/48)	147	177,022
4.15%, 02/28/48 (Call 08/28/47)	98	117,426
4.45%, 06/15/45 (Call 12/15/44)	90	112,004
4.65%, 01/15/46 (Call 07/15/45)	73	92,810
4.84%, 10/01/41	96	124,884
7.80%, 05/15/27	10	13,463
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	47	47,907
2.50%, 09/01/24 (Call 08/01/24)	97	101,652
2.90%, 12/01/26 (Call 10/01/26)	120	128,752
3.40%, 03/01/23 (Call 02/01/23)	51	53,105
3.65%, 03/18/24 (Call 02/18/24)	23	24,648
3.75%, 06/09/23 (Call 05/09/23)	18	18,987
3.88%, 12/01/23 (Call 11/01/23)	94	100,616
4.63%, 06/01/25 (Call 05/01/25)(a)	290	325,925
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)	10	10,379
3.25%, 02/05/50 (Call 08/05/49)	318	338,991
3.35%, 08/15/46 (Call 02/15/46)(a)	43	46,557
3.38%, 02/01/35 (Call 08/01/34)	30	33,220
3.55%, 08/15/39 (Call 02/15/39)	107	120,749
3.70%, 03/01/29 (Call 12/01/28)	99	111,735
3.75%, 02/05/70 (Call 08/05/69)	108	122,944
3.80%, 10/01/51 (Call 04/01/51)	256	298,353
3.80%, 04/06/71 (Call 10/06/70)(c)	15	17,231
3.84%, 03/20/60 (Call 09/20/59)	60	69,700
3.88%, 02/01/55 (Call 08/01/54)	158	182,327
3.95%, 09/10/28 (Call 06/10/28)	81	92,675
3.95%, 08/15/59 (Call 02/15/59)	101	119,792
4.00%, 04/15/47 (Call 10/15/46)	168	198,032
4.05%, 11/15/45 (Call 05/15/45)(a)	52	61,333
4.05%, 03/01/46 (Call 09/01/45)	103	121,432
4.10%, 09/15/67 (Call 03/15/67)	81	97,710
4.30%, 03/01/49 (Call 09/01/48)	223	277,379
4.50%, 09/10/48 (Call 03/10/48)	143	181,085
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	44	46,864
3.40%, 03/15/29 (Call 12/15/28)	95	106,714
3.40%, 11/15/46 (Call 05/15/46)(a)	105	119,066
3.40%, 09/01/49 (Call 03/01/49)	302	343,809
3.63%, 10/01/42	71	82,677
3.75%, 11/15/47 (Call 05/15/47)	136	162,803
4.25%, 03/15/49 (Call 09/15/48)	141	181,234

Security	Par/ Shares (000)	Value

Transportation (continued)
4.45%, 04/01/30 (Call 01/01/30)	$105	$126,856
4.88%, 11/15/40 (Call 05/15/40)	48	63,991
5.20%, 04/01/40 (Call 10/01/39)	160	218,603
5.30%, 04/01/50 (Call 10/01/49)	30	44,469
6.20%, 01/15/38	375	558,034

		18,949,779

Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	35	33,607
3.25%, 03/30/25 (Call 12/30/24)	23	24,567
3.25%, 09/15/26 (Call 06/15/26)(a)	20	21,610
3.50%, 03/15/28 (Call 12/15/27)	137	151,370
3.85%, 03/30/27 (Call 12/30/26)	76	83,869
4.35%, 02/15/24 (Call 01/15/24)	136	147,219
4.55%, 11/07/28 (Call 08/07/28)	191	223,350
4.70%, 04/01/29 (Call 01/01/29)	176	206,823
5.20%, 03/15/44 (Call 09/15/43)(a)	35	45,378

		937,793

Water — 0.3%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	171	182,698
2.95%, 09/01/27 (Call 06/01/27)(a)	18	19,521
3.45%, 06/01/29 (Call 03/01/29)	137	152,503
3.45%, 05/01/50 (Call 11/01/49)	253	277,463
3.75%, 09/01/28 (Call 06/01/28)	123	139,552
3.75%, 09/01/47 (Call 03/01/47)	164	187,991
4.00%, 12/01/46 (Call 06/01/46)	85	101,821
4.15%, 06/01/49 (Call 12/01/48)	148	180,889
4.20%, 09/01/48 (Call 03/01/48)	252	310,870
4.30%, 12/01/42 (Call 06/01/42)	82	101,225
4.30%, 09/01/45 (Call 03/01/45)	30	36,926
6.59%, 10/15/37	187	280,678
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	39	40,822
3.35%, 04/15/50 (Call 10/15/49)	184	193,343
3.57%, 05/01/29 (Call 02/01/29)	99	110,344
4.28%, 05/01/49 (Call 11/01/48)	181	218,472
United Utilities PLC, 6.88%, 08/15/28	15	19,526

		2,554,644

Total Corporate Bonds & Notes — 98.6% (Cost: $788,859,979)		798,119,580

Short-Term Investments

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	43,456	43,477,792
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	3,300	3,300,000

		46,777,792

Total Short-Term Investments — 5.8% (Cost: $46,777,511)		46,777,792

Total Investments in Securities — 104.4% (Cost: $835,637,490)		844,897,372

Other Assets, Less Liabilities — (4.4)%		(35,859,771)

Net Assets — 100.0%		$809,037,601

96	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Aware USD Corporate Bond ETF

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$46,128,945	$—		$(2,647,622	)(a)	$(2,004)	$(1,527)	$43,477,792	43,456	$38,531	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,090,000	210,000	(a)	—		—	—	3,300,000	3,300	336		—

						$(2,004)	$(1,527)	$46,777,792		$38,867		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$798,119,580	$—	$798,119,580
Money Market Funds	46,777,792	—	—	46,777,792

	$46,777,792	$798,119,580	$—	$844,897,372

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	97

Statements of Assets and Liabilities (unaudited)

August 31, 2021

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$982,663,980	$1,484,581,691	$798,119,580
Affiliated(c)	48,067,661	215,062,196	46,777,792
Cash	18,837	209,195	296,218
Receivables:
Investments sold	—	2,013,517	—
Securities lending income — Affiliated	4,523	1,900	5,785
TBA sales commitments	—	19,816,607	—
Capital shares sold	100,013	1,912,208	—
Dividends	37	14,786	8
Interest	7,999,523	6,399,235	7,451,568

Total assets	1,038,854,574	1,730,011,335	852,650,951

LIABILITIES
Collateral on securities loaned, at value	38,704,266	25,367,447	43,490,587
TBA sales commitments, at value(d)	—	19,814,158	—
Payables:
Investments purchased	—	192,086,608	—
Investment advisory fees	101,517	108,901	122,763

Total liabilities	38,805,783	237,377,114	43,613,350

NET ASSETS	$1,000,048,791	$1,492,634,221	$809,037,601

NET ASSETS CONSIST OF:
Paid-in capital	$991,111,903	$1,485,988,892	$795,996,549
Accumulated earnings	8,936,888	6,645,329	13,041,052

NET ASSETS	$1,000,048,791	$1,492,634,221	$809,037,601

Shares outstanding	38,400,000	26,800,000	29,000,000

Net asset value	$26.04	$55.70	$27.90

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$37,591,958	$24,757,033	$42,100,888
(b) Investments, at cost — Unaffiliated	$976,575,776	$1,477,143,548	$788,859,979
(c) Investments, at cost — Affiliated	$48,062,105	$215,062,835	$46,777,511
(d) Proceeds from TBA sales commitments	$—	$19,816,607	$—

See notes to financial statements.

98	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended August 31, 2021

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$375	$88,524	$336
Interest — Unaffiliated	5,077,014	7,218,858	8,613,861
Securities lending income — Affiliated — net	31,073	19,331	38,531
Other income — Unaffiliated	—	45	838

Total investment income	5,108,462	7,326,758	8,653,566

EXPENSES
Investment advisory fees	530,268	651,254	739,009
Miscellaneous	173	173	173

Total expenses	530,441	651,427	739,182

Less:
Investment advisory fees waived	—	(73,492)	—

Total expenses after fees waived	530,441	577,935	739,182

Net investment income	4,578,021	6,748,823	7,914,384

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	1,018,696	(1,007,007)	662,700
Investments — Affiliated	(3,077)	(4,292)	(2,004)
In-kind redemptions — Unaffiliated	1,179,422	—	696,871

Net realized gain (loss)	2,195,041	(1,011,299)	1,357,567

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,778,487)	14,259,701	12,133,538
Investments — Affiliated	(789)	(11,481)	(1,527)

Net change in unrealized appreciation (depreciation)	(1,779,276)	14,248,220	12,132,011

Net realized and unrealized gain	415,765	13,236,921	13,489,578

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,993,786	$19,985,744	$21,403,962

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	99

Statements of Changes in Net Assets

	iShares
	ESG Aware 1-5 Year USD Corporate Bond ETF		iShares ESG Aware U.S. Aggregate Bond ETF

	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,578,021	$6,560,618	$6,748,823	$6,868,997
Net realized gain (loss)	2,195,041	577,689	(1,011,299)	577,939
Net change in unrealized appreciation (depreciation)	(1,779,276)	2,352,374	14,248,220	(16,570,987)

Net increase (decrease) in net assets resulting from operations	4,993,786	9,490,681	19,985,744	(9,124,051)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,829,643)	(6,717,241)	(6,814,432)	(7,832,895)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	347,398,350	378,135,781	358,418,392	916,315,593

NET ASSETS
Total increase in net assets	347,562,493	380,909,221	371,589,704	899,358,647
Beginning of period	652,486,298	271,577,077	1,121,044,517	221,685,870

End of period	$1,000,048,791	$652,486,298	$1,492,634,221	$1,121,044,517

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

100	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

iShares ESG Aware USD Corporate Bond ETF

	Six Months Ended 08/31/21 (unaudited)	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,914,384	$9,494,793
Net realized gain	1,357,567	1,461,425
Net change in unrealized appreciation (depreciation)	12,132,011	(9,011,912)

Net increase in net assets resulting from operations	21,403,962	1,944,306

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,075,459)	(8,539,323)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(32,228,544)	707,577,839

NET ASSETS
Total increase (decrease) in net assets	(18,900,041)	700,982,822
Beginning of period	827,937,642	126,954,820

End of period	$809,037,601	$827,937,642

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	101

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF

	Six Months Ended					Period From
	08/31/21		Year Ended	Year Ended	Year Ended	07/11/17	(a)
	(unaudited)		02/28/21	02/29/20	02/28/19	to 02/28/18

Net asset value, beginning of period	$26.05		$25.74	$24.72	$24.60	$25.00

Net investment income(b)	0.14		0.44	0.70	0.72	0.35
Net realized and unrealized gain (loss)(c)	0.00	(d)	0.35	1.02	0.06		(0.47)

Net increase (decrease) from investment operations	0.14		0.79	1.72	0.78		(0.12)

Distributions(e)
From net investment income		(0.15)	(0.47)	(0.70)	(0.66)		(0.28)
From net realized gain	—		(0.01)	—	—	—

Total distributions		(0.15)	(0.48)	(0.70)	(0.66)		(0.28)

Net asset value, end of period	$26.04		$26.05	$25.74	$24.72	$24.60

Total Return(f)
Based on net asset value	0.57	%(g)	3.07%	7.07%	3.23%	(0.47	)%(g)

Ratios to Average Net Assets
Total expenses	0.12	%(h)	0.12%	0.12%	0.12%	0.12	%(h)

Net investment income	1.04	%(h)	1.68%	2.75%	2.93%	2.20	%(h)

Supplemental Data
Net assets, end of period (000)	$1,000,049		$652,486	$271,577	$70,453	$24,603

Portfolio turnover rate(i)	18	%(g)	38%	24%	29%	30	%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

102	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware U.S. Aggregate Bond ETF

Six Months Ended					Period From
	08/31/21		Year Ended	Year Ended	10/18/18	(a)
	(unaudited)		02/28/21	02/29/20	to 02/28/19

Net asset value, beginning of period	$55.22		$55.42	$51.25	$50.00

Net investment income(b)	0.29		0.74	1.44	0.60
Net realized and unrealized gain(c)	0.49		0.04	4.38	1.12

Net increase from investment operations	0.78		0.78	5.82	1.72

Distributions(d)
From net investment income		(0.30)	(0.87)	(1.48)		(0.47)
From net realized gain	—		(0.11)	(0.17)	—

Total distributions		(0.30)	(0.98)	(1.65)		(0.47)

Net asset value, end of period	$55.70		$55.22	$55.42	$51.25

Total Return(e)
Based on net asset value	1.44	%(f)	1.39%	11.52%	3.46	%(f)

Ratios to Average Net Assets
Total expenses	0.10	%(g)	0.10%	0.10%	0.10	%(g)

Total expenses after fees waived	0.09	%(g)	0.08%	0.09%	0.09	%(g)

Net investment income	1.04	%(g)	1.32%	2.69%	3.21	%(g)

Supplemental Data
Net assets, end of period (000)	$1,492,634		$1,121,045	$221,686	$56,371

Portfolio turnover rate(h)(i)	121	%(f)	384%	266%	99	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	103

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware USD Corporate Bond ETF

Six Months Ended						Period From
	08/31/21		Year Ended	Year Ended	Year Ended	07/11/17	(a)
	(unaudited)		02/28/21	02/29/20	02/28/19	to 02/28/18

Net asset value, beginning of period	$27.42		$27.30	$24.31	$24.56	$24.98

Net investment income(b)	0.27		0.58	0.82	0.84	0.46
Net realized and unrealized gain (loss)(c)	0.48		0.14	2.97	(0.28)		(0.48)

Net increase (decrease) from investment operations	0.75		0.72	3.79	0.56		(0.02)

Distributions(d)
From net investment income		(0.27)	(0.60)	(0.80)	(0.81)		(0.40)

Total distributions		(0.27)	(0.60)	(0.80)	(0.81)		(0.40)

Net asset value, end of period	$27.90		$27.42	$27.30	$24.31	$24.56

Total Return(e)
Based on net asset value	2.81	%(f)	2.64%	15.85%	2.35%	(0.11	)%(f)

Ratios to Average Net Assets
Total expenses	0.18	%(g)	0.18%	0.18%	0.18%	0.18	%(g)

Net investment income	1.93	%(g)	2.08%	3.14%	3.48%	2.90	%(g)

Supplemental Data
Net assets, end of period (000)	$809,038		$827,938	$126,955	$25,524	$12,279

Portfolio turnover rate(h)	7	%(f)	25%	11%	20%	17	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

104	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Aware 1-5 Year USD Corporate Bond	Diversified
ESG Aware U.S. Aggregate Bond	Diversified
ESG Aware USD Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls and TBA sale commitments) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements (unaudited) (continued)

securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

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Notes to Financial Statements (unaudited) (continued)

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

ESG Aware 1-5 Year USD Corporate Bond
Barclays Bank PLC	$2,346,036	$2,346,036		$—	$—
BofA Securities, Inc.	12,118,561	12,118,561		—	—
Citadel Clearing LLC	55,011	55,011		—	—
Citigroup Global Markets, Inc.	225,020	225,020		—	—
Credit Suisse Securities (USA) LLC	699,298	699,298		—	—
J.P. Morgan Securities LLC	16,033,276	16,033,276		—	—
Morgan Stanley	4,151,255	4,151,255		—	—
Scotia Capital (USA), Inc.	608,717	608,717		—	—
State Street Bank & Trust Co.	33,169	33,169		—	—
Wells Fargo Securities LLC	1,321,615	1,321,615		—	—

	$37,591,958	$37,591,958		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

ESG Aware U.S. Aggregate Bond
Barclays Capital, Inc.	$142,205	$142,205		$—	$—
BNP Paribas SA	18,394	18,394		—	—
BofA Securities, Inc.	26,905	26,905		—	—
Citigroup Global Markets, Inc.	12,701,617	12,701,617		—	—
Goldman Sachs & Co. LLC	138,466	138,466		—	—
J.P. Morgan Securities LLC	11,622,658	11,622,658		—	—
Morgan Stanley	106,788	106,788		—	—

	$24,757,033	$24,757,033		$—	$—

ESG Aware USD Corporate Bond
Barclays Bank PLC	$10,258,800	$10,258,800		$—	$—
BNP Paribas SA	188,339	188,339		—	—
BofA Securities, Inc.	6,240,532	6,240,532		—	—
Citadel Clearing LLC	67,387	67,387		—	—
Citigroup Global Markets, Inc.	1,769,922	1,769,922		—	—
Credit Suisse Securities (USA) LLC	1,111,268	1,111,268		—	—
J.P. Morgan Securities LLC	14,300,466	14,300,466		—	—
Morgan Stanley	4,851,783	4,851,783		—	—
Scotia Capital (USA), Inc.	368,208	368,208		—	—
State Street Bank & Trust Co.	135,370	135,370		—	—
Wells Fargo Securities LLC	2,808,813	2,808,813		—	—

	$42,100,888	$42,100,888		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

ESG Aware 1-5 Year USD Corporate Bond	0.12%
ESG Aware U.S. Aggregate Bond	0.10
ESG Aware USD Corporate Bond	0.18

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares ESG Aware U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

ESG Aware U.S. Aggregate Bond	$73,492

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

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Notes to Financial Statements (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

ESG Aware 1-5 Year USD Corporate Bond	$13,307
ESG Aware U.S. Aggregate Bond	7,903
ESG Aware USD Corporate Bond	16,503

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

ESG Aware 1-5 Year USD Corporate Bond	$—	$404,433	$2,328
ESG Aware U.S. Aggregate Bond	—	350,597	(1,861)
ESG Aware USD Corporate Bond	—	199,947	(828)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended August 31, 2021, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

ESG Aware 1-5 Year USD Corporate Bond	$—	$—	$170,443,375	$157,624,933
ESG Aware U.S. Aggregate Bond	1,597,755,825	1,502,946,463	41,950,963	47,314,982
ESG Aware USD Corporate Bond	—	—	64,366,962	57,996,688

N O T E S T O F I N A N C I A L S T A T E M E N T S	109

Notes to Financial Statements (unaudited) (continued)

For the six months ended August 31, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Aware 1-5 Year USD Corporate Bond	$412,848,288	$69,854,053
ESG Aware U.S. Aggregate Bond	255,461,945	—
ESG Aware USD Corporate Bond	113,714,282	144,188,119

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Aware 1-5 Year USD Corporate Bond	$1,025,189,628	$6,452,017	$(910,004)	$5,542,013
ESG Aware U.S. Aggregate Bond	1,692,854,267	14,219,998	(7,427,879)	6,792,119
ESG Aware USD Corporate Bond	835,928,107	12,901,593	(3,932,328)	8,969,265

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

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Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/21		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

ESG Aware 1-5 Year USD Corporate Bond
Shares sold	16,100,000	$419,073,845	15,500,000	$402,971,344
Shares redeemed	(2,750,000)	(71,675,495)	(1,000,000)	(24,835,563)

Net increase	13,350,000	$347,398,350	14,500,000	$378,135,781

ESG Aware U.S. Aggregate Bond
Shares sold	6,500,000	$358,418,392	16,300,000	$916,315,593

ESG Aware USD Corporate Bond
Shares sold	4,250,000	$116,417,170	26,050,000	$720,176,095
Shares redeemed	(5,450,000)	(148,645,714)	(500,000)	(12,598,256)

Net increase (decrease)	(1,200,000)	$(32,228,544)	25,550,000	$707,577,839

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	111

Notes to Financial Statements (unaudited) (continued)

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

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by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service

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providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares ESG Aware USD Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to

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evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

118	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2021

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

ESG Aware 1-5 Year USD Corporate Bond(a)	$0.146932	$—	$0.001583	$0.148515	99%	—%	1%	100%
ESG Aware U.S. Aggregate Bond(a)	0.276450	—	0.021772	0.298222	93	—	7	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	119

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

120	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

GO	General Obligation

LIBOR	London Interbank Offered Rate

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	121

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-209-0821

AUGUST 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares ESG Advanced Total USD Bond Market ETF | EUSB | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of August 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2023 and reducing bond purchasing beginning in late 2022.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term credit, but inflation-protected U.S. Treasuries and Asian fixed income offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of August 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	19.52%	31.17%

U.S. small cap equities (Russell 2000® Index)	3.81	47.08

International equities (MSCI Europe, Australasia, Far East Index)	10.31	26.12

Emerging market equities (MSCI Emerging Markets Index)	(0.98)	21.12

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.36	(4.12)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.49	(0.08)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.50	3.44

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.82	10.14

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF

Investment Objective

The iShares ESG Advanced Total USD Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated bonds that are rated either investment-grade or high-yield from issuers with a favorable environmental, social and governance rating as identified by the index provider, while applying extensive screens for involvement in controversial activities, as represented by the Bloomberg MSCI US Universal Choice ESG Screened Index (the “Index”) (formerly the Bloomberg Barclays MSCI US Universal Choice ESG Screened Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	1.41%	0.15%	1.05%	0.15%	1.25%
Fund Market	1.51	0.09	1.08	0.09	1.29
Index	1.51	0.29	1.26	0.29	1.50

The inception date of the Fund was 6/23/20. The first day of secondary market trading was 6/25/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,014.10	$ 0.56		$ 1,000.00	$ 1,024.70	$ 0.56		0.11%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	43.4%
Aa	17.9
A	11.4
Baa	15.8
Ba	3.1
B	1.4
Caa	0.3
Ca	0.1
Not Rated	6.6

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments(a)

U.S. Government & Agency Obligations	58.5%
Corporate Bonds & Notes	35.2
Foreign Government Obligations	6.4
Collaterized Mortgage Obligations	1.3
Asset-Backed Securities	0.2
TBA Sales Commitments	(1.6)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments (unaudited) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

AmeriCredit Automobile Receivables Trust Series 2021-1, Class A3, 0.37%, 08/18/25 (Call 09/18/24)	$190	$190,116
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	400	399,790
Santander Drive Auto Receivables Trust, Class C, 0.95%, 09/15/27 (Call 04/15/25)	170	170,390
Toyota Auto Receivables Owner Trust, Class A4, 0.53%, 10/15/26 (Call 03/15/25)	75	74,674
Verizon Master Trust, Class A, 0.50%, 05/20/27 (Call 05/20/24)	100	100,021

Total Asset-Backed Securities — 0.2% (Cost: $934,958)		934,991

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.3%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52 (Call 04/15/29)	100	112,554
BBCMS Trust, 2.49%, 07/15/54 (Call 06/15/31)	460	481,869
Benchmark Mortgage Trust
Series 2020-B16, Class A5, 2.73%, 02/15/53 (Call 01/15/30)	100	106,508
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 03/15/30)	100	98,739
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50	150	160,922
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	1,000	1,097,139
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 04/15/50 (Call 01/15/25)	155	166,732
Federal National Mortgage Association
1.71%, 07/25/31(a)	250	254,569
Series 2021-M13, Class A2, 1.66%, 04/25/31(a)	340	341,179
Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2, 2.86%, 05/25/26 (Call 05/25/26)	700	756,330
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/12/50 (Call 03/10/27)	730	781,457
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.77%, 08/15/47 (Call 06/15/24)	75	80,660
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 04/15/25)	172	186,629
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49 (Call 12/15/26)	100	111,201
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51 (Call 06/15/28)	100	112,903
Wells Fargo Commercial Mortgage Trust
Series 2017-RC1, Class A4, 3.63%, 01/15/60 (Call 02/15/27)	150	166,570
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	600	634,933

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class A4, 3.00%, 05/15/45 (Call 04/15/23)	$75	$77,686
Series 2013-UBS1, Class A4, 4.08%, 03/15/46 (Call 11/15/23)(a)	100	106,350

		5,834,930

Total Collaterized Mortgage Obligations — 1.3% (Cost: $5,842,920)		5,834,930

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(b)	15	15,663
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 06/01/24)(b)	50	51,738
7.75%, 04/15/28 (Call 04/15/24)(b)	50	52,165
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)	33	34,682
4.75%, 03/30/30 (Call 12/30/29)	42	50,251
5.40%, 10/01/48 (Call 04/01/48)	35	47,719
National CineMedia LLC
5.75%, 08/15/26 (Call 10/01/21)	10	7,506
5.88%, 04/15/28 (Call 04/15/23)(b)	20	17,601
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	25	25,056
4.63%, 03/15/30 (Call 03/15/25)(b)	25	25,309
5.00%, 08/15/27 (Call 08/15/22)(b)	30	30,906
6.25%, 06/15/25 (Call 06/15/22)(b)	20	21,241

		379,837

Aerospace & Defense — 0.1%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	30	32,737
4.95%, 08/15/25 (Call 05/15/25)	15	16,604
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	55	60,497
5.90%, 02/01/27	30	35,392
5.95%, 02/01/37	30	37,838
6.75%, 01/15/28	10	12,337
6.88%, 05/01/25 (Call 04/01/25)	49	57,848
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(b)	30	32,692
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	42	42,989
Triumph Group Inc.
6.25%, 09/15/24 (Call 10/01/21)(b)	25	25,297
7.75%, 08/15/25 (Call 10/01/21)	25	25,029
8.88%, 06/01/24 (Call 02/01/23)(b)	27	29,748

		409,008

Agriculture — 0.0%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(b)	25	26,100

Airlines — 0.0%
Gol Finance SA, 7.00%, 01/31/25(c)	50	47,500

Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	20	20,169
4.25%, 03/15/29 (Call 03/15/24)(b)	10	10,306
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	40	42,511
4.88%, 05/15/26 (Call 02/15/26)(b)	40	43,707

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
5.38%, 05/15/25 (Call 05/15/22)(b)	$35	$36,749
Levi Strauss & Co.
3.50%, 03/01/31 (Call 03/01/26)(b)	25	25,754
5.00%, 05/01/25 (Call 10/01/21)(d)	14	14,319
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	25	27,813
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	96	105,174
4.25%, 04/01/25 (Call 01/01/25)	67	72,600
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(b)	15	15,755
5.63%, 03/15/27 (Call 03/15/22)(b)	25	26,130

		440,987

Auto Manufacturers — 0.3%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	50	50,124
4.75%, 10/01/27 (Call 10/01/22)(b)	15	15,723
5.88%, 06/01/29 (Call 06/01/24)(b)	40	44,050
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	50	55,731
BMW Finance NV, 2.40%, 08/14/24 (Call 07/14/24)(b)	210	220,042
BMW U.S. Capital LLC
0.80%, 04/01/24(b)	10	10,060
2.25%, 09/15/23 (Call 07/15/23)(b)	140	144,747
2.80%, 04/11/26 (Call 01/11/26)(b)	5	5,344
3.90%, 04/09/25 (Call 03/09/25)(b)	10	10,987
4.15%, 04/09/30 (Call 01/09/30)(b)	20	23,386
BMW US Capital LLC, 2.55%, 04/01/31 (Call 01/01/31)(b)	5	5,244
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	17	16,938
1.50%, 09/01/30 (Call 06/01/30)	165	159,802
2.60%, 09/01/50 (Call 03/01/50)	65	62,821
3.65%, 10/01/23 (Call 07/01/23)	71	75,279
4.88%, 10/01/43 (Call 04/01/43)	45	60,807
Harley-Davidson Financial Services Inc.
3.35%, 02/15/23 (Call 01/15/23)(b)	25	25,840
3.35%, 06/08/25 (Call 05/08/25)(b)	73	77,689
PACCAR Financial Corp.
0.35%, 08/11/23	25	25,025
0.35%, 02/02/24	10	9,968
0.80%, 06/08/23	15	15,122
1.10%, 05/11/26	10	10,028
1.80%, 02/06/25	15	15,521
2.00%, 09/26/22	25	25,476
2.15%, 08/15/24	15	15,662
2.65%, 04/06/23	45	46,679
3.40%, 08/09/23	25	26,474
Wabash National Corp., 5.50%, 10/01/25 (Call 09/16/21)(b)	10	10,129

		1,264,698

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)	25	25,024
6.25%, 04/01/25 (Call 09/20/21)	23	23,764
6.25%, 03/15/26 (Call 09/13/21)	25	25,768
6.50%, 04/01/27 (Call 04/01/22)	30	31,527
6.88%, 07/01/28 (Call 07/01/23)	20	21,600
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	50	53,919
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	10	11,254
4.35%, 03/15/29 (Call 12/15/28)	12	13,923

Security	Par (000)	Value

Auto Parts & Equipment (continued)
4.40%, 10/01/46 (Call 04/01/46)	$2	$2,402
5.40%, 03/15/49 (Call 09/15/48)	35	48,818
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	90	95,709
4.38%, 03/15/45 (Call 09/15/44)	10	11,927
5.00%, 10/01/25(b)	25	28,719
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/15/21)(b)	20	16,844
13.00%, 06/01/24 (Call 06/01/22)(b)	25	27,563
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 10/01/21)(b)	25	25,785
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	20	20,785
5.38%, 11/15/27 (Call 11/15/22)	25	26,412
5.63%, 06/15/28 (Call 06/15/23)	20	21,509
Lear Corp.
4.25%, 05/15/29 (Call 02/15/29)	10	11,344
5.25%, 05/15/49 (Call 11/15/48)	20	25,473
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	40	41,310
4.15%, 10/01/25 (Call 07/01/25)	102	114,127
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(b)	15	15,253
6.25%, 06/01/25 (Call 06/01/22)(b)	20	21,268

		762,027

Banks — 8.9%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(b)	210	209,891
4.75%, 07/28/25(b)	5	5,597
4.80%, 04/18/26(b)	200	227,311
Agricultural Bank of China Ltd./Hong Kong, 0.70%, 06/17/24(c)	200	199,968
Agricultural Bank Of China Ltd./Singapore, 1.25%, 03/02/26(c)	200	200,078
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(a)(b)	210	225,683
4.75%, 10/12/23(b)	225	242,874
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	215	215,664
3.45%, 07/17/27(b)	210	233,787
3.45%, 01/21/28(b)	10	11,152
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(a)(b)	120	125,389
4.50%, 03/19/24(b)	10	10,902
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	20	22,355
Banco de Credito del Peru, 3.13%, 07/01/30 (Call 07/01/25)(a)(c)	100	100,000
Banco do Brasil SA/Cayman, 4.63%, 01/15/25(c)	200	212,772
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(c)	150	170,089
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	210	213,360
BancorpSouth Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)	25	26,348
Bank of Communications Co. Ltd./Hong Kong, 0.97%, 05/17/23, (3 mo. LIBOR US + 0.85%)(a)(c)	200	201,320
Bank of Montreal
0.45%, 12/08/23	15	15,012
0.63%, 07/09/24	10	9,999
1.85%, 05/01/25	100	103,350

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.05%, 11/01/22	$35	$35,731
2.35%, 09/11/22	65	66,431
2.50%, 06/28/24	324	341,029
2.55%, 11/06/22 (Call 10/06/22)	25	25,626
3.80%, 12/15/32 (Call 12/15/27)(a)	100	110,592
4.34%, 10/05/28 (Call 10/05/23)(a)	200	213,826
Series E, 3.30%, 02/05/24	115	122,673
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	10	10,001
1.60%, 04/24/25 (Call 03/24/25)	47	48,287
1.65%, 01/28/31 (Call 10/28/30)	75	74,405
1.85%, 01/27/23 (Call 01/02/23)	5	5,109
2.20%, 08/16/23 (Call 06/16/23)	20	20,685
2.45%, 08/17/26 (Call 05/17/26)	65	69,059
2.80%, 05/04/26 (Call 02/04/26)	90	96,971
2.95%, 01/29/23 (Call 12/29/22)	5	5,179
3.00%, 10/30/28 (Call 07/30/28)	45	49,429
3.25%, 09/11/24 (Call 08/11/24)	40	43,048
3.25%, 05/16/27 (Call 02/16/27)	110	121,243
3.30%, 08/23/29 (Call 05/23/29)	10	11,127
3.40%, 05/15/24 (Call 04/15/24)	65	69,780
3.40%, 01/29/28 (Call 10/29/27)	185	206,471
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	80	88,485
3.45%, 08/11/23	115	121,998
3.50%, 04/28/23	115	121,116
3.85%, 04/28/28	132	152,372
3.95%, 11/18/25 (Call 10/18/25)	25	28,008
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	40	42,952
Series G, 3.00%, 02/24/25 (Call 01/24/25)	70	75,244
Bank of Nova Scotia (The)
0.55%, 09/15/23	15	15,044
0.65%, 07/31/24	10	10,008
0.70%, 04/15/24	139	139,296
0.80%, 06/15/23	10	10,078
1.63%, 05/01/23	10	10,221
2.15%, 08/01/31	100	100,980
2.70%, 08/03/26	15	16,040
4.50%, 12/16/25	15	16,999
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(b)	200	200,106
2.38%, 11/21/24(b)	220	230,120
3.75%, 07/20/23(b)	200	212,324
BDO Unibank Inc., 2.13%, 01/13/26(c)	200	206,272
BNP Paribas SA
1.90%, 09/30/28 (Call 09/30/27)(a)(b)	200	201,232
2.82%, 01/26/41(b)	200	193,784
2.87%, 04/19/32 (Call 04/19/31)(a)(b)	200	207,332
3.05%, 01/13/31 (Call 01/13/30)(a)(b)	200	211,974
3.80%, 01/10/24(b)	5	5,348
4.38%, 05/12/26(b)	200	222,910
4.40%, 08/14/28(b)	200	231,062
4.63%, 03/13/27(b)	300	339,483
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	210	228,297
5.20%, 01/10/30 (Call 01/10/29)(a)(b)	10	12,062
BPCE SA
1.00%, 01/20/26(b)	10	9,909
1.65%, 10/06/26 (Call 10/06/25)(a)(b)	10	10,055
2.38%, 01/14/25(b)	10	10,391
2.70%, 10/01/29(b)	10	10,492

Security	Par (000)	Value

Banks (continued)
4.63%, 07/11/24(b)	$10	$10,940
4.63%, 09/12/28(b)	275	322,325
4.88%, 04/01/26(b)	235	266,781
5.15%, 07/21/24(b)	70	77,788
5.70%, 10/22/23(b)	10	11,011
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	40	39,999
0.95%, 06/23/23	50	50,462
1.25%, 06/22/26	15	14,994
2.25%, 01/28/25	125	130,572
3.10%, 04/02/24	273	289,942
3.50%, 09/13/23	86	91,455
China Construction Bank Corp., 4.25%, 02/27/29 (Call 02/27/24)(a)(c)	200	214,334
China Minsheng Banking Corp. Ltd./Hong Kong, 1.17%, 03/09/23, (3 mo. LIBOR US + 1.050%)(a)(c)	200	200,162
CIMB Bank Bhd, 0.90%, 10/09/24, (3 mo. LIBOR US + 0.780%)(a)(c)	200	201,680
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	40	41,289
2.64%, 09/30/32 (Call 07/02/32)	80	81,392
2.85%, 07/27/26 (Call 04/27/26)	165	176,476
3.25%, 04/30/30 (Call 01/30/30)	109	118,764
4.30%, 12/03/25 (Call 11/03/25)	15	16,726
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	195	206,643
4.00%, 02/01/29 (Call 11/03/28)	110	127,208
Commerzbank AG, 8.13%, 09/19/23(b)	100	112,911
Cooperatieve Rabobank U.A.
3.38%, 05/21/25	260	284,266
5.25%, 05/24/41	96	135,008
Cooperatieve Rabobank UA
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	265	266,426
5.80%, 09/30/10(b)	5	7,984
Credit Agricole SA, 4.00%, 01/10/33 (Call 01/10/28)(a)(b)	5	5,442
Credit Agricole SA/London, 3.75%, 04/24/23(b)	10	10,543
DBS Group Holdings Ltd., 4.52%, 12/11/28 (Call 12/11/23)(a)(b)	410	441,082
Development Bank of Kazakhstan JSC, 2.95%, 05/06/31(c)	200	203,348
DNB Bank ASA
1.13%, 09/16/26 (Call 09/16/25)(a)(b)	215	213,989
1.54%, 05/25/27 (Call 05/25/26)(a)(b)	215	216,221
2.15%, 12/02/22(b)	200	204,846
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	50	72,439
Emirates NBD Bank PJSC, 6.13%, (Call 07/09/26)(a)(c)(e)	200	219,954
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	215	214,996
2.05%, 02/10/25(b)	200	207,310
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26)(a)(c)(e)	200	212,816
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	10	12,395
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	165	172,826
4.00%, 05/26/25 (Call 04/26/25)	140	153,826
HSBC Bank USA N.A., 7.00%, 01/15/39	10	15,671
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35	10	12,934
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24)(a)	15	15,012
1.59%, 05/24/27 (Call 05/24/26)(a)	10	10,033
1.65%, 04/18/26 (Call 04/18/25)(a)	200	202,498
2.10%, 06/04/26 (Call 06/04/25)(a)	200	205,640

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	$10	$10,464
2.80%, 05/24/32 (Call 05/24/31)(a)	5	5,162
2.85%, 06/04/31 (Call 06/04/30)(a)	215	224,419
3.03%, 11/22/23 (Call 11/22/22)(a)	10	10,324
3.60%, 05/25/23	10	10,548
3.80%, 03/11/25 (Call 03/11/24)(a)	5	5,359
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(a)	210	221,997
4.25%, 03/14/24	10	10,784
4.25%, 08/18/25	10	11,055
4.29%, 09/12/26 (Call 09/12/25)(a)	10	11,106
4.30%, 03/08/26	10	11,268
4.38%, 11/23/26	110	123,801
4.58%, 06/19/29 (Call 06/19/28)(a)	10	11,553
6.50%, 05/02/36	145	201,489
6.50%, 09/15/37	235	329,296
6.80%, 06/01/38	10	14,442
HSBC USA Inc., 3.50%, 06/23/24	10	10,773
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	125	131,524
2.63%, 08/06/24 (Call 07/06/24)	356	374,580
4.00%, 05/15/25 (Call 04/15/25)	110	121,772
Industrial & Commercial Bank of China Ltd./Singapore, 1.20%, 09/09/25(c)	200	200,206
Industrial Bank Co. Ltd./Hong Kong, 0.88%, 06/10/24(c)	200	200,190
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26)(a)	225	228,037
2.73%, 04/01/32 (Call 04/01/31)(a)	10	10,396
3.95%, 03/29/27	200	225,288
4.10%, 10/02/23	300	322,041
Itau Unibanco Holding SA/Cayman Island, 5.13%, 05/13/23(c)	200	210,458
KeyBank N.A./Cleveland OH, 3.90%, 04/13/29	10	11,307
KeyCorp.
2.25%, 04/06/27	110	114,739
2.55%, 10/01/29	35	36,881
4.10%, 04/30/28	75	86,819
4.15%, 10/29/25	110	123,696
KfW
0.00%, 04/18/36(f)	60	46,736
0.13%, 05/16/23(c)	10	9,987
0.25%, 04/25/23	20	20,023
0.25%, 10/19/23	215	214,905
0.25%, 03/08/24	60	59,838
0.38%, 07/18/25	95	94,112
0.50%, 09/20/24	10	10,011
0.63%, 01/22/26	64	63,710
0.75%, 09/30/30	85	81,065
1.38%, 08/05/24	225	231,088
1.63%, 02/15/23	85	86,801
1.75%, 09/14/29	80	83,347
2.00%, 09/29/22	90	91,813
2.00%, 10/04/22	40	40,817
2.00%, 05/02/25	149	156,612
2.13%, 01/17/23	170	174,602
2.38%, 12/29/22	85	87,507
2.50%, 11/20/24	245	260,557
2.63%, 02/28/24	245	258,774
2.88%, 04/03/28	84	93,649
Korea Development Bank (The), 3.00%, 01/13/26	200	217,402
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	120	132,408

Security	Par (000)	Value

Banks (continued)
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	$70	$70,347
0.88%, 09/03/30	45	43,256
1.75%, 07/27/26	25	26,112
1.75%, 01/14/27(c)	70	73,129
1.88%, 04/17/23(c)	90	92,448
2.00%, 01/13/25	186	194,913
2.38%, 01/23/24(c)	145	151,948
2.38%, 06/10/25	45	47,902
3.13%, 11/14/23	150	159,261
Series 37, 2.50%, 11/15/27	60	65,291
Series 40, 0.50%, 05/27/25	85	84,592
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	205	213,686
3.75%, 01/11/27	210	232,791
4.34%, 01/09/48	210	252,061
4.45%, 05/08/25	450	503,743
4.55%, 08/16/28	200	233,432
4.58%, 12/10/25	220	247,933
Macquarie Bank Ltd.
2.10%, 10/17/22(b)	30	30,628
2.30%, 01/22/25(b)	120	125,383
3.05%, 03/03/36 (Call 03/03/31)(a)(b)	60	60,305
3.62%, 06/03/30(b)	5	5,326
3.90%, 01/15/26(b)	155	172,744
4.00%, 07/29/25(b)	40	44,428
4.88%, 06/10/25(b)	5	5,597
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(a)	5	5,024
0.95%, 07/19/25 (Call 07/19/24)(a)	5	5,019
2.19%, 02/25/25	200	208,028
2.31%, 07/20/32 (Call 07/20/31)(a)	5	5,046
2.53%, 09/13/23	205	213,655
2.80%, 07/18/24	5	5,287
3.75%, 07/18/39	5	5,756
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(a)	65	65,059
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(a)	30	30,045
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(a)	59	59,209
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(a)	5	5,007
0.79%, 05/30/25 (Call 05/30/24)(a)	45	44,917
0.99%, 12/10/26 (Call 12/10/25)(a)	10	9,881
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	15	15,062
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(a)	120	121,181
1.79%, 02/13/32 (Call 02/13/31)(a)	270	261,433
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(a)	135	131,984
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	55	57,140
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	105	105,301
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	95	99,521
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	5	5,255
2.80%, 01/25/52 (Call 01/25/51)(a)	70	69,754
3.13%, 07/27/26	5	5,424
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	69	76,624
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	10	11,203
3.63%, 01/20/27	240	266,933
3.70%, 10/23/24	40	43,557
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(a)	45	47,362
3.75%, 02/25/23	65	68,236

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	$135	$151,064
3.88%, 01/27/26	35	39,006
3.95%, 04/23/27	140	157,234
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	165	193,337
4.00%, 07/23/25	120	133,075
4.10%, 05/22/23	10	10,601
4.30%, 01/27/45	255	317,745
4.35%, 09/08/26	30	34,076
4.38%, 01/22/47	25	31,613
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 1.431%)(a)	160	198,062
4.88%, 11/01/22	100	105,133
5.00%, 11/24/25	20	23,023
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	125	188,647
6.25%, 08/09/26	10	12,302
6.38%, 07/24/42	125	192,897
7.25%, 04/01/32	110	160,941
Series F, 3.88%, 04/29/24	45	48,729
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	40	39,992
MUFG Bank Ltd., 3.75%, 03/10/24(b)	5	5,382
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(a)	265	264,605
0.90%, 08/15/23 (Call 08/15/22)(a)	10	10,047
2.15%, 10/07/22(b)	250	254,995
Nordea Bank Abp
0.63%, 05/24/24(b)	10	10,022
0.75%, 08/28/25(b)	210	208,364
1.00%, 06/09/23(b)	200	202,368
4.63%, 09/13/33 (Call 09/13/28)(a)(b)	10	11,317
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	55	56,099
3.15%, 05/03/29 (Call 02/03/29)	191	211,502
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	115	125,575
3.65%, 08/03/28 (Call 05/03/28)	130	148,242
3.95%, 10/30/25	15	16,908
NRW Bank
0.63%, 05/19/25(c)	120	119,872
0.88%, 03/09/26(c)	20	20,065
1.88%, 07/31/24(c)	184	191,347
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	130	128,329
0.50%, 02/02/26	95	93,911
1.50%, 02/12/25	120	123,707
2.88%, 03/13/23	70	72,841
3.13%, 11/07/23	190	201,476
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	90	94,554
2.55%, 01/22/30 (Call 10/24/29)	85	89,335
2.60%, 07/23/26 (Call 05/23/26)	160	171,216
2.85%, 11/09/22(g)	20	20,617
3.15%, 05/19/27 (Call 04/19/27)	65	71,505
3.45%, 04/23/29 (Call 01/23/29)	256	285,885
3.50%, 01/23/24 (Call 12/23/23)	154	164,604
QNB Finance Ltd., 2.63%, 05/12/25(c)	200	209,564
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	160	167,064

Security	Par (000)	Value

Banks (continued)
7.38%, 12/10/37	$46	$70,998
Shinhan Bank Co. Ltd., 4.50%, 03/26/28(c)	200	229,652
Shinhan Financial Group Co. Ltd., 5.88%, (Call 08/13/23)(a)(c)(e)	200	214,870
Siam Commercial Bank PCL/Cayman Islands, 2.75%, 05/16/23(c)	200	206,814
Skandinaviska Enskilda Banken AB
0.55%, 09/01/23(b)	200	200,586
0.85%, 09/02/25(b)	200	199,056
Societe Generale SA
1.49%, 12/14/26 (Call 12/14/25)(a)(b)	210	209,000
2.63%, 10/16/24(b)	5	5,220
2.89%, 06/09/32 (Call 06/09/31)(a)(b)	270	275,341
3.00%, 01/22/30(b)	200	209,372
4.00%, 01/12/27(b)	205	226,900
4.25%, 09/14/23(b)	5	5,355
4.75%, 09/14/28(b)	5	5,848
5.00%, 01/17/24(b)	5	5,428
State Street Corp.
2.20%, 03/03/31	55	56,187
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)	80	84,077
2.40%, 01/24/30	60	63,174
2.65%, 05/19/26	90	96,625
2.90%, 03/30/26 (Call 03/30/25)(a)	90	96,047
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	40	42,903
3.10%, 05/15/23	71	74,331
3.15%, 03/30/31 (Call 03/30/30)(a)	5	5,534
3.30%, 12/16/24	74	80,404
3.55%, 08/18/25	75	82,886
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	40	42,980
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	80	93,942
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	10	10,999
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	5	4,991
1.47%, 07/08/25	200	202,776
1.71%, 01/12/31	110	106,910
2.13%, 07/08/30	15	15,080
2.14%, 09/23/30	100	98,027
2.30%, 01/12/41	10	9,480
2.63%, 07/14/26	35	37,281
2.70%, 07/16/24	300	316,125
2.75%, 01/15/30	205	217,072
2.78%, 10/18/22	95	97,678
3.01%, 10/19/26	30	32,456
3.10%, 01/17/23	93	96,541
3.20%, 09/17/29	105	112,321
3.35%, 10/18/27	33	36,399
3.36%, 07/12/27	105	115,651
3.45%, 01/11/27	55	60,733
3.54%, 01/17/28	5	5,563
3.75%, 07/19/23	92	97,753
3.78%, 03/09/26	110	122,666
3.94%, 10/16/23	60	64,383
3.94%, 07/19/28	15	17,131
4.31%, 10/16/28	15	17,529
4.44%, 04/02/24(b)	5	5,427
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	45	43,580

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.10%, 05/15/28 (Call 03/15/28)	$25	$25,553
3.13%, 06/05/30 (Call 03/05/30)	145	157,034
3.50%, 01/29/25	25	27,004
Svenska Handelsbanken AB
0.63%, 06/30/23(b)	15	15,080
3.90%, 11/20/23	10	10,792
Toronto-Dominion Bank (The)
0.30%, 06/02/23	42	41,972
0.45%, 09/11/23	25	25,033
0.55%, 03/04/24	35	35,014
0.75%, 06/12/23	110	110,804
0.75%, 09/11/25	10	9,925
0.75%, 01/06/26	10	9,905
3.25%, 03/11/24	125	133,509
3.50%, 07/19/23	10	10,603
3.63%, 09/15/31 (Call 09/15/26)(a)	150	166,285
Toronto-Dominion Bank. (The), 1.20%, 06/03/26	115	115,722
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	10	10,233
3.00%, 02/02/23 (Call 01/02/23)	5	5,182
3.20%, 04/01/24 (Call 03/01/24)	40	42,670
3.63%, 09/16/25 (Call 08/16/25)	10	10,997
3.69%, 08/02/24 (Call 08/02/23)(a)	10	10,628
4.05%, 11/03/25 (Call 09/03/25)	5	5,609
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	35	34,550
1.20%, 08/05/25 (Call 07/06/25)	70	70,924
1.27%, 03/02/27 (Call 03/02/26)(a)	40	40,116
1.95%, 06/05/30 (Call 03/05/30)	85	86,331
2.20%, 03/16/23 (Call 02/13/23)	180	185,029
2.50%, 08/01/24 (Call 07/01/24)	113	119,064
2.85%, 10/26/24 (Call 09/26/24)	85	90,760
3.70%, 06/05/25 (Call 05/05/25)	101	111,406
3.75%, 12/06/23 (Call 11/06/23)	85	91,129
4.00%, 05/01/25 (Call 03/01/25)	15	16,631
Turkiye Is Bankasi AS, 6.00%, 10/24/22(c)	200	206,096
Turkiye Vakiflar Bankasi TAO, 5.25%, 02/05/25(c)	200	201,600
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/28/24)	115	120,982
3.00%, 07/30/29 (Call 04/30/29)	10	10,893
3.70%, 01/30/24 (Call 12/29/23)	15	16,118
Series V, 2.38%, 07/22/26 (Call 06/22/26)	190	202,107
Series X, 3.15%, 04/27/27 (Call 03/27/27)	10	11,017
United Overseas Bank Ltd.
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	200	212,920
3.88%, (Call 10/19/23)(a)(c)(e)	200	208,080
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26)(a)	55	55,933
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	20	22,332
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26)(a)	25	25,630
Wintrust Financial Corp., 4.85%, 06/06/29	20	22,003
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	10	10,576

		40,034,311

Beverages — 0.8%
Coca-Cola Co. (The)
1.00%, 03/15/28	60	58,563
1.38%, 03/15/31	93	89,698
1.45%, 06/01/27	125	127,466
1.50%, 03/05/28	5	5,042
1.65%, 06/01/30	94	93,241

Security	Par (000)	Value

Beverages (continued)
1.75%, 09/06/24	$97	$100,942
2.00%, 03/05/31	5	5,095
2.13%, 09/06/29	57	59,233
2.25%, 01/05/32	10	10,349
2.50%, 06/01/40	79	79,257
2.50%, 03/15/51	105	101,762
2.60%, 06/01/50	71	70,373
2.75%, 06/01/60	30	30,174
2.90%, 05/25/27	20	21,919
3.00%, 03/05/51	5	5,333
3.38%, 03/25/27	10	11,182
3.45%, 03/25/30	120	136,402
Coca-Cola Europacific Partners PLC
0.50%, 05/05/23(b)	10	9,991
0.80%, 05/03/24(b)	10	9,988
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	150	203,739
Embotelladora Andina SA, 3.95%, 01/21/50 (Call 07/21/49)(c)	150	162,676
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	5	5,005
2.25%, 03/15/31 (Call 12/15/30)	5	5,071
2.55%, 09/15/26 (Call 06/15/26)	60	63,742
3.13%, 12/15/23 (Call 10/15/23)	24	25,331
3.20%, 05/01/30 (Call 02/01/30)	20	21,795
3.35%, 03/15/51 (Call 09/15/50)	20	21,359
3.40%, 11/15/25 (Call 08/15/25)	10	10,907
3.80%, 05/01/50 (Call 11/01/49)	25	28,433
4.06%, 05/25/23 (Call 04/25/23)	22	23,333
4.42%, 05/25/25 (Call 03/25/25)	37	41,406
4.42%, 12/15/46 (Call 06/15/46)	56	68,522
4.50%, 11/15/45 (Call 05/15/45)	10	12,322
4.60%, 05/25/28 (Call 02/25/28)	44	51,633
4.99%, 05/25/38 (Call 11/25/37)	99	126,414
5.09%, 05/25/48 (Call 11/25/47)	27	36,171
PepsiCo Inc.
0.40%, 10/07/23	20	20,066
0.75%, 05/01/23	66	66,573
1.40%, 02/25/31 (Call 11/25/30)	10	9,802
1.63%, 05/01/30 (Call 02/01/30)	113	112,589
2.25%, 03/19/25 (Call 02/19/25)	17	17,866
2.38%, 10/06/26 (Call 07/06/26)	84	89,912
2.63%, 03/19/27 (Call 01/19/27)	38	40,915
2.63%, 07/29/29 (Call 04/29/29)	39	41,967
2.75%, 03/01/23	91	94,481
2.75%, 04/30/25 (Call 01/30/25)	15	16,016
2.75%, 03/19/30 (Call 12/19/29)	97	105,149
2.85%, 02/24/26 (Call 11/24/25)	70	75,663
2.88%, 10/15/49 (Call 04/15/49)	25	26,214
3.00%, 10/15/27 (Call 07/15/27)	97	107,018
3.38%, 07/29/49 (Call 01/29/49)	64	72,538
3.45%, 10/06/46 (Call 04/06/46)	35	39,761
3.50%, 07/17/25 (Call 04/17/25)	90	98,679
3.50%, 03/19/40 (Call 09/19/39)	34	38,971
3.60%, 08/13/42	20	23,316
3.63%, 03/19/50 (Call 09/19/49)	43	51,065
3.88%, 03/19/60 (Call 09/19/59)	75	94,198
4.00%, 03/05/42	30	36,763
4.00%, 05/02/47 (Call 11/02/46)	60	74,046
4.25%, 10/22/44 (Call 04/22/44)	42	52,707
4.45%, 04/14/46 (Call 10/14/45)	30	39,178
4.60%, 07/17/45 (Call 01/17/45)	61	80,758

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.88%, 11/01/40	$10	$13,439

		3,473,519

Biotechnology — 0.5%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	95	98,091
2.20%, 02/21/27 (Call 12/21/26)	68	70,887
2.25%, 08/19/23 (Call 06/19/23)	45	46,501
2.30%, 02/25/31 (Call 11/25/30)	36	36,674
2.45%, 02/21/30 (Call 11/21/29)	70	72,421
2.60%, 08/19/26 (Call 05/19/26)	57	60,642
2.77%, 09/01/53 (Call 03/01/53)	72	68,978
3.13%, 05/01/25 (Call 02/01/25)	22	23,577
3.15%, 02/21/40 (Call 08/21/39)	77	80,653
3.20%, 11/02/27 (Call 08/02/27)	40	43,870
3.38%, 02/21/50 (Call 08/21/49)	107	113,780
3.63%, 05/22/24 (Call 02/22/24)	49	52,592
4.40%, 05/01/45 (Call 11/01/44)	42	51,244
4.56%, 06/15/48 (Call 12/15/47)	50	63,102
4.66%, 06/15/51 (Call 12/15/50)	227	294,417
4.95%, 10/01/41	56	72,286
5.15%, 11/15/41 (Call 05/15/41)	77	101,253
6.40%, 02/01/39	5	7,232
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	79	79,846
3.15%, 05/01/50 (Call 11/01/49)	110	108,698
3.25%, 02/15/51 (Call 08/15/50)(b)	89	89,519
3.63%, 09/15/22	47	48,587
4.05%, 09/15/25 (Call 06/15/25)	60	66,686
5.20%, 09/15/45 (Call 03/15/45)	20	26,933
Illumina Inc., 0.55%, 03/23/23	120	120,217
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	74	71,214
2.80%, 09/15/50 (Call 03/15/50)	56	53,056

		2,022,956

Building Materials — 0.4%
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)	20	19,590
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	20	21,341
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	15	16,157
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	45	46,202
5.00%, 03/01/30 (Call 03/01/25)(b)	25	26,748
6.75%, 06/01/27 (Call 06/01/22)(b)	33	35,245
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	48	49,972
2.49%, 02/15/27 (Call 12/15/26)	10	10,533
2.70%, 02/15/31 (Call 11/15/30)	30	31,322
2.72%, 02/15/30 (Call 11/15/29)	49	51,451
3.38%, 04/05/40 (Call 10/05/39)	49	52,411
3.58%, 04/05/50 (Call 10/05/49)	82	89,334
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	30	32,093
CRH America Finance Inc.
3.95%, 04/04/28 (Call 01/04/28)(b)	10	11,344
4.40%, 05/09/47 (Call 11/09/46)(b)	10	12,173
4.50%, 04/04/48 (Call 10/04/47)(b)	10	12,411
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	52	56,540
4.00%, 09/21/23 (Call 08/21/23)	30	32,024
4.00%, 06/15/25 (Call 03/15/25)	42	46,266

Security	Par (000)	Value

Building Materials (continued)
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(b)	$20	$21,168
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 10/01/21)(b)	25	25,411
4.88%, 12/15/27 (Call 12/15/22)(b)	25	26,211
6.25%, 05/15/25 (Call 05/15/22)(b)	15	15,909
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	119	119,916
1.70%, 08/01/27 (Call 06/01/27)	27	27,143
3.00%, 11/15/23 (Call 09/15/23)	7	7,323
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	20	20,253
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	7	7,170
3.20%, 07/15/51 (Call 01/15/51)	32	32,806
3.45%, 06/01/27 (Call 03/01/27)	35	38,403
4.25%, 07/02/24 (Call 04/02/24)	5	5,446
4.25%, 12/15/47 (Call 06/15/47)	5	5,942
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	32	33,084
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	139	137,011
3.50%, 11/15/27 (Call 08/15/27)	20	22,016
4.50%, 05/15/47 (Call 11/15/46)	45	55,057
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)	20	20,051
5.38%, 02/01/28 (Call 02/01/23)(b)	25	26,548
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	54	58,687
3.88%, 06/01/30 (Call 03/01/30)	30	33,604
4.20%, 12/01/24 (Call 09/01/24)	39	42,623
4.30%, 07/15/47 (Call 01/15/47)	15	17,709
4.40%, 01/30/48 (Call 07/30/47)	60	71,962
7.00%, 12/01/36	25	36,561
PGT Innovations Inc., 6.75%, 08/01/26 (Call 09/16/21)(b)	20	21,025
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(b)	35	37,028
6.50%, 03/15/27 (Call 03/15/22)(b)	20	21,050
US Concrete Inc., 5.13%, 03/01/29 (Call 09/01/23)(b)	25	27,339
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	155	175,254
4.50%, 06/15/47 (Call 12/15/46)	7	8,636
4.70%, 03/01/48 (Call 09/01/47)	5	6,350

		1,857,853

Chemicals — 0.8%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	125	128,200
1.85%, 05/15/27 (Call 03/15/27)	123	127,481
2.05%, 05/15/30 (Call 02/15/30)	64	65,812
2.70%, 05/15/40 (Call 11/15/39)	10	10,283
2.75%, 02/03/23	45	46,548
2.80%, 05/15/50 (Call 11/15/49)	40	40,874
3.35%, 07/31/24 (Call 04/30/24)	55	59,009
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)	50	49,020
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(b)	25	26,266
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	45	48,066
4.63%, 11/15/22	62	65,003
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	69	74,301

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.49%, 11/15/25 (Call 09/15/25)	$185	$208,880
4.73%, 11/15/28 (Call 08/15/28)	137	163,309
5.32%, 11/15/38 (Call 05/15/38)	84	111,171
5.42%, 11/15/48 (Call 05/15/48)	80	113,172
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	15	15,609
4.25%, 10/15/28 (Call 10/15/23)	15	15,337
Incitec Pivot Finance LLC, 3.95%, 08/03/27 (Call 05/03/27)(c)	10	10,973
Ingevity Corp.
3.88%, 11/01/28 (Call 11/01/23)(b)	30	30,090
4.50%, 02/01/26 (Call 10/01/21)(b)	15	15,202
International Flavors & Fragrances Inc.
0.70%, 09/15/22(b)	10	10,021
1.23%, 10/01/25 (Call 09/01/25)(b)	50	49,891
1.83%, 10/15/27 (Call 08/15/27)(b)	90	90,700
2.30%, 11/01/30 (Call 08/01/30)(b)	99	100,276
3.20%, 05/01/23 (Call 02/01/23)	10	10,380
3.27%, 11/15/40 (Call 05/15/40)(b)	52	54,864
3.47%, 12/01/50 (Call 06/01/50)(b)	46	50,055
4.38%, 06/01/47 (Call 12/01/46)	40	48,676
4.45%, 09/26/28 (Call 06/26/28)	15	17,523
5.00%, 09/26/48 (Call 03/26/48)	35	46,546
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 12/15/22)(b)	20	20,545
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	29	27,483
2.00%, 08/10/50 (Call 02/10/50)	25	22,006
2.65%, 02/05/25 (Call 11/05/24)	35	37,054
2.70%, 02/21/23 (Call 11/21/22)	25	25,753
3.20%, 01/30/26 (Call 10/30/25)	65	70,940
3.55%, 11/07/42 (Call 05/07/42)	15	17,400
Nutrien Ltd.
1.90%, 05/13/23	10	10,232
2.95%, 05/13/30 (Call 02/13/30)	59	63,046
3.00%, 04/01/25 (Call 01/01/25)	5	5,327
3.15%, 10/01/22 (Call 07/01/22)	10	10,231
3.38%, 03/15/25 (Call 12/15/24)	25	26,956
3.63%, 03/15/24 (Call 12/15/23)	20	21,331
3.95%, 05/13/50 (Call 11/13/49)	65	76,354
4.00%, 12/15/26 (Call 09/15/26)	15	16,869
4.13%, 03/15/35 (Call 09/15/34)	45	51,993
4.20%, 04/01/29 (Call 01/01/29)	15	17,314
5.00%, 04/01/49 (Call 10/01/48)	46	61,980
5.25%, 01/15/45 (Call 07/15/44)	20	26,965
5.63%, 12/01/40	5	6,967
5.88%, 12/01/36	30	41,178
6.13%, 01/15/41 (Call 07/15/40)	15	21,822
OCI NV, 5.25%, 11/01/24 (Call 11/01/21)(b)	25	25,799
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	15	15,007
2.40%, 08/15/24 (Call 07/15/24)	15	15,719
2.55%, 06/15/30 (Call 03/15/30)	40	41,830
3.20%, 03/15/23 (Call 02/15/23)	25	25,995
3.75%, 03/15/28 (Call 12/15/27)	184	208,772
SABIC Capital II BV, 4.50%, 10/10/28(c)	200	231,596
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	20	20,469
2.95%, 08/15/29 (Call 05/15/29)	10	10,750
3.30%, 05/15/50 (Call 11/15/49)	15	16,116
3.45%, 08/01/25 (Call 05/01/25)	10	10,883

Security	Par (000)	Value

Chemicals (continued)
3.80%, 08/15/49 (Call 02/15/49)	$5	$5,781
4.50%, 06/01/47 (Call 12/01/46)	60	75,457
4.55%, 08/01/45 (Call 02/01/45)	5	6,298
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	20	22,401
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(b)	20	20,163
5.38%, 09/01/25 (Call 10/01/21)(b)	25	25,498
Tronox Inc.
4.63%, 03/15/29 (Call 03/15/24)(b)	10	10,154
6.50%, 05/01/25 (Call 05/01/22)(b)	10	10,565
WR Grace & Co-Conn, 4.88%, 06/15/27 (Call 06/15/23)(b)	50	51,876
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	60	64,370
3.80%, 06/06/26 (Call 03/06/26)(b)	15	16,464
4.75%, 06/01/28 (Call 03/01/28)(b)	190	223,144

		3,738,391

Commercial Services — 1.0%
ADT Security Corp. (The)
4.13%, 06/15/23	30	31,555
4.13%, 08/01/29 (Call 08/01/28)(b)	50	49,967
4.88%, 07/15/32(b)	35	35,579
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	20	20,635
4.63%, 10/01/27 (Call 10/01/22)(b)	20	20,860
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)	50	50,145
6.75%, 02/15/27 (Call 02/15/23)(b)	25	26,784
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	30	31,295
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	91	87,438
1.70%, 05/15/28 (Call 03/15/28)	7	7,122
3.38%, 09/15/25 (Call 06/15/25)	62	67,932
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)	25	25,776
5.25%, 03/15/25 (Call 09/02/21)(b)	11	11,193
5.38%, 03/01/29 (Call 03/01/24)(b)	30	31,492
5.75%, 07/15/27 (Call 07/15/22)(b)	40	41,800
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	50	50,977
5.25%, 10/01/25 (Call 07/01/25)	25	28,568
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	20	20,026
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	25	28,056
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	35	37,457
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(b)	112	113,715
3.85%, 06/15/25 (Call 05/15/25)(b)	12	13,006
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	29	30,218
3.30%, 10/15/22(b)	93	95,946
3.30%, 12/01/26 (Call 09/01/26)(b)	10	10,931
3.80%, 11/01/25 (Call 08/01/25)(b)	37	40,745
3.85%, 11/15/24 (Call 08/15/24)(b)	35	38,025
4.20%, 11/01/46 (Call 05/01/46)(b)	27	32,700
4.50%, 02/15/45 (Call 08/15/44)(b)	70	86,942
6.70%, 06/01/34(b)	5	7,096
7.00%, 10/15/37(b)	20	30,279
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	30	30,902

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
3.75%, 10/01/30 (Call 10/01/25)(b)	$40	$41,843
4.50%, 07/01/28 (Call 07/01/23)(b)	40	42,432
Graham Holdings Co., 5.75%, 06/01/26 (Call 09/13/21)(b)	25	26,078
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	40	42,156
IHS Markit Ltd.
4.00%, 03/01/26 (Call 12/01/25)(b)	25	27,668
4.25%, 05/01/29 (Call 02/01/29)	40	46,200
4.75%, 02/15/25 (Call 11/15/24)(b)	60	66,686
4.75%, 08/01/28 (Call 05/01/28)	35	41,414
5.00%, 11/01/22 (Call 08/01/22)(b)	15	15,598
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(b)	25	25,922
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	57	51,347
2.63%, 01/15/23 (Call 12/15/22)	40	41,163
3.25%, 01/15/28 (Call 10/15/27)	12	13,160
3.25%, 05/20/50 (Call 11/20/49)	26	27,392
3.75%, 03/24/25 (Call 02/24/25)	40	43,716
4.25%, 02/01/29 (Call 11/01/28)	2	2,323
4.88%, 02/15/24 (Call 11/15/23)	29	31,715
4.88%, 12/17/48 (Call 06/17/48)	9	12,049
5.25%, 07/15/44	42	57,647
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 10/01/21)(b)	25	25,620
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(b)	30	29,791
4.75%, 07/15/31 (Call 07/15/26)(b)	30	29,654
5.63%, 10/01/28 (Call 10/01/23)(b)	50	52,640
5.88%, 10/01/30 (Call 10/01/25)(b)	40	42,748
PayPal Holdings Inc.
1.35%, 06/01/23	203	206,595
1.65%, 06/01/25 (Call 05/01/25)	39	40,160
2.20%, 09/26/22	42	42,870
2.30%, 06/01/30 (Call 03/01/30)	54	56,155
2.40%, 10/01/24 (Call 09/01/24)	51	53,745
2.65%, 10/01/26 (Call 08/01/26)	55	59,107
2.85%, 10/01/29 (Call 07/01/29)	29	31,284
3.25%, 06/01/50 (Call 12/01/49)	42	46,305
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	45	43,426
5.25%, 04/15/24(b)	45	47,848
5.75%, 04/15/26(b)	60	64,955
6.25%, 01/15/28 (Call 01/15/23)(b)	60	62,173
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	46	48,347
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	30	32,201
3.50%, 03/16/23 (Call 02/16/23)	95	99,202
4.00%, 03/18/29 (Call 12/18/28)	152	171,722
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 10/01/21)(b)	20	20,529
RR Donnelley & Sons Co.
6.13%, 11/01/26 (Call 11/01/23)(b)	10	10,468
8.25%, 07/01/27 (Call 07/01/23)(d)	15	17,102
8.50%, 04/15/29(b)	20	25,204
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	24	22,863
2.30%, 08/15/60 (Call 02/15/60)	60	52,792
2.95%, 01/22/27 (Call 10/22/26)	12	12,992
3.25%, 12/01/49 (Call 06/01/49)	71	77,545
4.00%, 06/15/25 (Call 03/15/25)	37	41,027
Sodexo Inc., 2.72%, 04/16/31 (Call 01/16/31)(b)	10	10,336

Security	Par (000)	Value

Commercial Services (continued)
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(b)	$35	$37,133
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(b)	15	15,478
Square Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	50	51,425
3.50%, 06/01/31 (Call 03/01/31)(b)	50	52,006
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	12	12,225
3.38%, 03/22/27 (Call 12/22/26)(b)	23	25,182
4.13%, 02/02/26 (Call 11/02/25)(b)	7	7,813
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	15	15,111
Triton Container International Ltd.
1.15%, 06/07/24 (Call 05/07/24)(b)	25	25,011
2.05%, 04/15/26 (Call 03/15/26)(b)	37	37,333
3.15%, 06/15/31 (Call 03/15/31)(b)	55	56,251
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	26	27,320
3.88%, 02/15/31 (Call 08/15/25)	50	51,776
4.00%, 07/15/30 (Call 07/15/25)	30	31,366
4.88%, 01/15/28 (Call 01/15/23)	60	63,577
5.25%, 01/15/30 (Call 01/15/25)	50	54,919
5.50%, 05/15/27 (Call 05/15/22)	50	52,674
5.88%, 09/15/26 (Call 09/15/21)	45	46,386
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	74	80,627
4.00%, 06/15/25 (Call 03/15/25)	45	49,683
4.13%, 03/15/29 (Call 12/15/28)	70	80,179
5.50%, 06/15/45 (Call 12/15/44)	17	23,191
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	25	24,791

		4,390,534

Computers — 0.7%
Austin BidCo Inc., 7.13%, 12/15/28 (Call 12/15/23)(b)	15	15,216
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	30	30,997
4.00%, 07/01/29 (Call 07/01/24)(b)	20	20,807
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	35	35,313
Dell Inc.
5.40%, 09/10/40	10	11,857
6.50%, 04/15/38	25	32,991
7.10%, 04/15/28	15	19,431
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	22	23,881
4.90%, 10/01/26 (Call 08/01/26)	32	37,036
5.30%, 10/01/29 (Call 07/01/29)	25	30,425
5.45%, 06/15/23 (Call 04/15/23)	88	94,871
5.85%, 07/15/25 (Call 06/15/25)	37	43,226
6.02%, 06/15/26 (Call 03/15/26)	139	166,343
6.10%, 07/15/27 (Call 05/15/27)	32	39,503
6.20%, 07/15/30 (Call 04/15/30)	49	63,167
7.13%, 06/15/24 (Call 09/16/21)(b)	85	86,912
8.10%, 07/15/36 (Call 01/15/36)	79	121,478
8.35%, 07/15/46 (Call 01/15/46)	82	135,271
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 10/01/21)	10	10,203
9.38%, 07/15/25 (Call 07/15/22)(b)	5	5,508
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	53	58,176
4.25%, 04/15/24 (Call 02/15/24)	20	21,591
4.75%, 04/15/27 (Call 01/15/27)	33	37,817
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	45	46,590

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 10/01/21)(b)	$45	$33,826
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	7	6,956
2.20%, 03/15/31 (Call 12/15/30)	12	12,097
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	53	53,900
1.75%, 04/01/26 (Call 03/01/26)	100	102,012
2.25%, 04/01/23 (Call 03/01/23)	58	59,506
4.40%, 10/15/22 (Call 08/15/22)	55	57,042
4.45%, 10/02/23 (Call 09/02/23)	62	66,714
4.65%, 10/01/24 (Call 09/01/24)	136	150,831
4.90%, 10/15/25 (Call 07/15/25)	54	61,538
6.20%, 10/15/35 (Call 04/15/35)	99	134,769
6.35%, 10/15/45 (Call 04/15/45)	81	112,031
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	90	93,379
2.65%, 06/17/31 (Call 03/17/31)(b)	7	7,019
3.00%, 06/17/27 (Call 04/17/27)	70	75,345
3.40%, 06/17/30 (Call 03/17/30)	132	141,306
4.05%, 09/15/22	30	31,113
6.00%, 09/15/41	46	60,464
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	30	31,063
5.13%, 04/15/29 (Call 04/15/24)(b)	55	57,065
5.25%, 10/01/30 (Call 10/01/25)(b)	25	26,232
5.75%, 09/01/27 (Call 09/01/22)(b)	15	15,909
6.13%, 09/01/29 (Call 09/01/24)(b)	15	16,329
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	35	36,048
2.70%, 06/22/30 (Call 03/22/30)	32	33,243
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(b)	35	34,429
3.38%, 07/15/31 (Call 01/15/26)(b)	25	24,743
4.09%, 06/01/29 (Call 03/01/29)(b)	25	26,469
4.13%, 01/15/31 (Call 10/15/30)(b)	30	31,723
4.75%, 06/01/23	35	37,243
4.75%, 01/01/25	25	27,577
4.88%, 03/01/24 (Call 01/01/24)	25	26,985
4.88%, 06/01/27 (Call 03/01/27)	15	16,847
5.75%, 12/01/34 (Call 06/01/34)	20	23,566
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	110	122,897

		3,036,826

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
1.95%, 02/01/23	25	25,602
2.10%, 05/01/23	15	15,445
3.70%, 08/01/47 (Call 02/01/47)	79	97,835
4.00%, 08/15/45	27	34,594
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	25	25,295
5.50%, 06/01/28 (Call 06/01/23)(b)	25	26,473
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	15	15,186
2.00%, 12/01/24 (Call 11/01/24)	42	43,919
2.38%, 12/01/29 (Call 09/01/29)	34	35,763
2.60%, 04/15/30 (Call 01/15/30)	40	42,562
3.13%, 12/01/49 (Call 06/01/49)	30	33,247
3.15%, 03/15/27 (Call 12/15/26)	58	63,966
4.15%, 03/15/47 (Call 09/15/46)	25	31,900

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
4.38%, 06/15/45 (Call 12/15/44)	$15	$19,203
6.00%, 05/15/37	5	7,235

		518,225

Distribution & Wholesale — 0.1%
Avient Corp.
5.25%, 03/15/23	20	21,251
5.75%, 05/15/25 (Call 05/15/22)(b)	50	52,756
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	60	60,200
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(b)	20	20,933
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 10/01/21)(b)	45	46,021
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	15	15,003
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	100	103,342
3.75%, 05/15/46 (Call 11/15/45)	35	41,082
4.60%, 06/15/45 (Call 12/15/44)	12	15,809

		376,397

Diversified Financial Services — 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	155	153,386
2.88%, 08/14/24 (Call 07/14/24)	150	156,396
3.65%, 07/21/27 (Call 04/21/27)	5	5,319
4.50%, 09/15/23 (Call 08/15/23)	10	10,674
4.63%, 10/15/27 (Call 08/15/27)	155	172,833
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	130	141,088
4.25%, 02/15/24	105	114,001
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	5	5,016
3.00%, 02/01/30 (Call 11/01/29)	30	30,696
3.25%, 03/01/25 (Call 01/01/25)	5	5,311
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	80	81,216
3.05%, 06/05/23 (Call 05/05/23)	40	41,584
3.88%, 05/21/24 (Call 04/21/24)	100	107,821
4.63%, 03/30/25	35	39,082
5.13%, 09/30/24	105	118,021
5.75%, 11/20/25 (Call 10/21/25)	55	62,809
5.80%, 05/01/25 (Call 04/01/25)	84	97,200
8.00%, 11/01/31	200	289,334
American Express Co.
2.50%, 07/30/24 (Call 06/30/24)	10	10,530
2.65%, 12/02/22	5	5,150
3.00%, 10/30/24 (Call 09/29/24)	210	224,937
3.13%, 05/20/26 (Call 04/20/26)	60	65,493
3.40%, 02/27/23 (Call 01/27/23)	196	204,379
3.40%, 02/22/24 (Call 01/22/24)	95	101,324
3.63%, 12/05/24 (Call 11/04/24)	34	37,062
3.70%, 08/03/23 (Call 07/03/23)	111	117,729
4.05%, 12/03/42	205	249,054
4.20%, 11/06/25 (Call 10/06/25)	60	68,083
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	69	76,460
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	115	123,955
3.00%, 04/02/25 (Call 03/02/25)	15	16,012
3.70%, 10/15/24	70	76,437
4.00%, 10/15/23	131	140,817

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	$45	$45,259
3.50%, 11/01/27 (Call 07/01/27)(b)	30	31,808
4.13%, 08/01/25 (Call 06/01/25)(b)	15	16,254
4.38%, 01/30/24 (Call 12/30/23)(b)	30	32,155
4.88%, 10/01/25 (Call 07/01/25)(b)	71	78,984
5.50%, 12/15/24 (Call 11/15/24)(b)	50	56,373
Charles Schwab Corp. (The)
1.15%, 05/13/26 (Call 04/13/26)	25	25,163
1.65%, 03/11/31 (Call 12/11/30)	100	97,850
2.00%, 03/20/28 (Call 01/20/28)	15	15,465
2.30%, 05/13/31 (Call 02/13/31)	15	15,491
2.65%, 01/25/23 (Call 12/25/22)	60	61,860
3.00%, 03/10/25 (Call 12/10/24)	5	5,358
3.20%, 03/02/27 (Call 12/02/26)	40	43,923
3.20%, 01/25/28 (Call 10/25/27)	194	213,854
3.25%, 05/22/29 (Call 02/22/29)	5	5,532
3.45%, 02/13/26 (Call 11/13/25)	35	38,612
3.55%, 02/01/24 (Call 01/01/24)	35	37,551
3.85%, 05/21/25 (Call 03/21/25)	25	27,594
4.20%, 03/24/25 (Call 02/24/25)	45	50,172
4.63%, 03/22/30 (Call 12/22/29)	50	61,036
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	5	5,406
CICC Hong Kong Finance 2016 MTN Ltd., 2.00%, 01/26/26(c)	200	200,400
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	105	112,500
3.75%, 06/15/28 (Call 03/15/28)	20	22,894
4.15%, 06/15/48 (Call 12/15/47)	15	19,579
5.30%, 09/15/43 (Call 03/15/43)	15	21,550
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	10	10,939
3.63%, 06/15/23	20	21,088
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	35	37,908
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	100	96,606
2.80%, 09/15/22	10	10,259
2.85%, 03/30/25	50	53,456
Intercontinental Exchange Inc.
0.70%, 06/15/23	80	80,349
1.85%, 09/15/32 (Call 06/15/32)	70	67,545
2.10%, 06/15/30 (Call 03/15/30)	45	45,165
2.65%, 09/15/40 (Call 03/15/40)	62	60,521
3.00%, 06/15/50 (Call 12/15/49)	85	86,042
3.00%, 09/15/60 (Call 03/15/60)	20	19,816
3.10%, 09/15/27 (Call 06/15/27)	74	80,824
3.45%, 09/21/23 (Call 08/21/23)	15	15,885
3.75%, 12/01/25 (Call 09/01/25)	80	88,378
3.75%, 09/21/28 (Call 06/21/28)	15	16,928
4.00%, 10/15/23	40	42,890
4.25%, 09/21/48 (Call 03/21/48)	140	171,210
Invesco Finance PLC
3.13%, 11/30/22	55	56,869
3.75%, 01/15/26	64	70,777
4.00%, 01/30/24	134	144,487
5.38%, 11/30/43	30	40,145
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	15	16,909
Legg Mason Inc.
4.75%, 03/15/26	80	92,608
5.63%, 01/15/44	49	69,733

Security	Par (000)	Value

Diversified Financial Services (continued)
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	$10	$10,001
1.38%, 04/06/26 (Call 03/06/26)(b)	5	5,014
2.00%, 04/06/28 (Call 02/06/28)(b)	205	208,526
2.50%, 04/06/31 (Call 01/06/31)(b)	15	15,468
3.20%, 04/06/41 (Call 10/06/40)(b)	20	21,198
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	12	12,270
2.00%, 03/03/25 (Call 02/03/25)	65	67,892
2.95%, 11/21/26 (Call 08/21/26)	64	69,917
2.95%, 06/01/29 (Call 03/01/29)	9	9,866
2.95%, 03/15/51 (Call 09/15/50)	12	12,693
3.30%, 03/26/27 (Call 01/26/27)	57	63,284
3.35%, 03/26/30 (Call 12/26/29)	74	83,582
3.38%, 04/01/24	77	82,679
3.50%, 02/26/28 (Call 11/26/27)	35	39,369
3.65%, 06/01/49 (Call 12/01/48)	45	53,117
3.80%, 11/21/46 (Call 05/21/46)	34	40,801
3.85%, 03/26/50 (Call 09/26/49)	49	59,791
3.95%, 02/26/48 (Call 08/26/47)	27	33,140
Mitsubishi HC Capital Inc., 3.64%, 04/13/25 (Call 03/13/25)(b)	10	10,805
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	100	95,280
2.50%, 12/21/40 (Call 06/21/40)	36	33,791
3.25%, 04/28/50 (Call 10/28/49)	40	41,048
3.85%, 06/30/26 (Call 03/30/26)	115	128,602
4.25%, 06/01/24 (Call 03/01/24)	15	16,338
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	30	30,752
5.50%, 08/15/28 (Call 08/15/23)(b)	40	41,542
6.00%, 01/15/27 (Call 01/15/23)(b)	30	31,633
Nomura Holdings Inc.
1.65%, 07/14/26	35	35,048
1.85%, 07/16/25	10	10,209
2.65%, 01/16/25	10	10,477
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	30	29,064
5.38%, 10/15/25 (Call 10/15/22)(b)	30	31,018
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(b)	30	32,084
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	26	29,438
4.65%, 04/01/30 (Call 01/01/30)	96	115,390
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	20	21,610
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	70	68,815
1.10%, 02/15/31 (Call 11/15/30)	65	61,840
1.90%, 04/15/27 (Call 02/15/27)	32	33,270
2.00%, 08/15/50 (Call 02/15/50)	77	68,510
2.05%, 04/15/30 (Call 01/15/30)	127	130,998
2.15%, 09/15/22 (Call 08/15/22)	45	45,824
2.70%, 04/15/40 (Call 10/15/39)	14	14,550
2.80%, 12/14/22 (Call 10/14/22)	40	41,161
3.15%, 12/14/25 (Call 09/14/25)	102	111,440
3.65%, 09/15/47 (Call 03/15/47)	22	25,920
4.15%, 12/14/35 (Call 06/14/35)	70	85,999
4.30%, 12/14/45 (Call 06/14/45)	117	149,814
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	67	70,651
4.25%, 06/09/23 (Call 05/09/23)	30	31,800

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
6.20%, 11/17/36	$65	$81,551

		8,644,049

Electric — 0.5%
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(b)	20	26,133
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	5	5,729
3.95%, 03/01/48 (Call 09/01/47)	45	54,107
4.50%, 04/01/44 (Call 10/01/43)	75	97,182
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	10	10,855
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	70	89,764
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	35	36,237
Series K2, 6.95%, 03/15/33	10	14,360
Consorcio Transmantaro SA, 4.70%, 04/16/34(c)	200	224,852
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	25	26,454
4.35%, 01/15/25 (Call 10/15/24)(b)	30	33,032
4.55%, 04/01/49 (Call 10/01/48)(b)	20	23,983
5.45%, 07/15/44 (Call 01/15/44)(b)	20	25,808
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	124	127,111
2.95%, 05/14/30 (Call 02/14/30)(b)	81	86,120
3.25%, 06/30/26 (Call 03/30/26)	65	70,803
3.35%, 11/15/27 (Call 08/15/27)	150	164,707
3.65%, 06/15/24 (Call 03/15/24)	43	46,073
5.30%, 07/01/43 (Call 01/01/43)	10	13,385
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	10	10,397
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	20	22,671
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	100	120,616
4.15%, 04/01/48 (Call 10/01/47)	15	18,460
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	45	43,829
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	100	108,041
2.95%, 04/01/25 (Call 01/01/25)	15	16,018
3.10%, 09/15/49 (Call 03/15/49)	141	150,382
3.70%, 11/15/28 (Call 08/15/28)	6	6,825
3.70%, 05/15/50 (Call 11/15/49)	5	5,925
3.75%, 04/01/45 (Call 10/01/44)	5	5,857
3.80%, 09/30/47 (Call 03/30/47)	15	17,786
3.80%, 06/01/49 (Call 12/01/48)	100	119,377
4.55%, 12/01/41 (Call 06/01/41)	5	6,413
5.25%, 09/30/40	5	6,845
Pennsylvania Electric Co., 3.60%, 06/01/29 (Call 03/01/29)(b)	10	10,793
PPL Electric Utilities Corp.
4.13%, 06/15/44 (Call 12/15/43)	25	30,483
4.15%, 06/15/48 (Call 12/15/47)	30	37,747
6.25%, 05/15/39	15	22,177
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(c)	200	204,336
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	10	10,854

		2,152,527

Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	15	14,864
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	40	40,106

Security	Par (000)	Value

Electrical Components & Equipment (continued)
4.75%, 06/15/28 (Call 06/15/23)(b)	$25	$25,687
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	20	21,015
Schneider Electric SE, 2.95%, 09/27/22(b)	119	122,245
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(b)	55	59,151
7.25%, 06/15/28 (Call 06/15/23)(b)	65	72,362

		355,430

Electronics — 0.5%
AAC Technologies Holdings Inc., 3.00%, 11/27/24 (Call 11/27/22)(c)	200	205,896
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	75	74,974
2.30%, 03/12/31 (Call 12/12/30)	15	15,205
2.75%, 09/15/29 (Call 06/15/29)	50	52,815
3.05%, 09/22/26 (Call 06/22/26)	64	69,019
3.88%, 07/15/23 (Call 04/15/23)	112	118,254
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	32	35,168
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	135	143,433
3.55%, 10/01/27 (Call 07/01/27)	10	10,902
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	22	22,820
2.80%, 02/15/30 (Call 11/15/29)	45	47,712
4.35%, 06/01/29 (Call 03/01/29)	30	35,152
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	25	25,865
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	70	78,497
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	25	27,281
4.88%, 06/15/29 (Call 03/15/29)	49	56,897
4.88%, 05/12/30 (Call 02/12/30)	81	94,265
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	142	154,327
4.30%, 06/15/46 (Call 12/15/45)	37	44,600
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	7	7,101
3.50%, 02/15/28 (Call 11/15/27)	7	7,726
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	37	37,377
3.00%, 01/15/31 (Call 10/15/30)	35	36,065
3.60%, 01/15/30 (Call 10/15/29)	20	21,647
3.95%, 01/12/28 (Call 10/12/27)	7	7,772
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	42	45,286
4.55%, 10/30/24 (Call 07/30/24)	82	90,758
4.60%, 04/06/27 (Call 01/06/27)	30	34,994
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(b)	55	56,906
4.88%, 10/15/23(b)	25	26,755
5.00%, 10/01/25(b)	25	27,945
5.63%, 11/01/24(b)	25	27,848
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	30	30,316
4.38%, 02/15/30 (Call 11/15/29)(b)	25	26,923
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	147	155,392
4.75%, 12/01/24 (Call 09/01/24)	25	27,746
4.90%, 06/15/28 (Call 03/15/28)	47	54,833
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)(d)	25	25,314
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)(b)	54	54,117

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
2.40%, 04/01/28 (Call 02/01/28)(b)	$30	$30,040
2.95%, 04/01/31 (Call 01/01/31)(b)	43	43,521

		2,189,464

Energy - Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(b)	30	31,207
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(b)	20	20,146

		51,353

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	45	50,291
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	25	25,771
Cellnex Finance Co SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	25	25,280
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	25	25,729
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)	20	20,586
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	22	23,477
3.90%, 03/22/23(b)	87	91,151
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	20	20,017
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	15	15,298

		297,600

Entertainment — 0.1%
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	20	20,460
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 10/01/21)	25	25,230
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)	30	30,776
5.50%, 05/01/25 (Call 05/01/22)(b)	45	46,833
6.50%, 10/01/28 (Call 10/01/23)	5	5,353
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	35	33,251
5.88%, 03/15/26 (Call 03/15/23)(b)	20	19,910
8.75%, 05/01/25 (Call 05/01/22)(b)	45	48,794
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	45	45,968
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	20	20,748
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(b)	20	20,131
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(b)	30	29,915
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 10/01/21)(b)	50	50,589
5.50%, 04/15/27 (Call 04/15/22)(b)	25	25,918
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(b)	35	37,442
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	30	31,944

		493,262

Environmental Control — 0.2%
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)	15	15,450
5.88%, 07/01/25 (Call 10/01/21)	15	15,522
6.00%, 01/01/27 (Call 01/01/22)	25	25,929
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	2	1,984
1.45%, 02/15/31 (Call 11/15/30)	75	71,402
1.75%, 02/15/32 (Call 11/15/31)	7	6,767
2.30%, 03/01/30 (Call 12/01/29)	39	40,014
2.50%, 08/15/24 (Call 07/15/24)	78	81,895

Security	Par (000)	Value

Environmental Control (continued)
2.90%, 07/01/26 (Call 04/01/26)	$105	$112,712
3.05%, 03/01/50 (Call 09/01/49)	41	43,001
3.20%, 03/15/25 (Call 12/15/24)	52	55,883
3.38%, 11/15/27 (Call 08/15/27)	43	47,410
3.95%, 05/15/28 (Call 02/15/28)	18	20,485
4.75%, 05/15/23 (Call 02/15/23)	55	58,424
6.20%, 03/01/40	10	14,604
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	55	57,548
3.05%, 04/01/50 (Call 10/01/49)	92	95,118
4.25%, 12/01/28 (Call 09/01/28)	35	40,826
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	17	16,875
1.15%, 03/15/28 (Call 01/15/28)	37	36,068
1.50%, 03/15/31 (Call 12/15/30)	7	6,715
2.40%, 05/15/23 (Call 03/15/23)	15	15,466
2.50%, 11/15/50 (Call 05/15/50)	7	6,656
2.90%, 09/15/22 (Call 06/15/22)	20	20,407
3.13%, 03/01/25 (Call 12/01/24)	35	37,571
3.15%, 11/15/27 (Call 08/15/27)	24	26,375
4.15%, 07/15/49 (Call 01/15/49)	20	24,990

		996,097

Food — 0.8%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)	10	10,459
3.95%, 03/15/25 (Call 01/15/25)	87	95,532
4.15%, 03/15/28 (Call 12/15/27)	35	39,887
4.80%, 03/15/48 (Call 09/15/47)	60	75,971
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	52	51,003
3.20%, 01/25/23 (Call 10/25/22)	8	8,250
4.30%, 05/01/24 (Call 04/01/24)	77	83,898
4.60%, 11/01/25 (Call 09/01/25)	90	101,651
4.85%, 11/01/28 (Call 08/01/28)	66	78,743
5.30%, 11/01/38 (Call 05/01/38)	68	87,957
5.40%, 11/01/48 (Call 05/01/48)	10	13,632
8.25%, 09/15/30	25	37,001
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	15	15,165
3.50%, 10/01/26 (Call 07/01/26)	10	10,918
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	15	15,341
2.88%, 04/15/30 (Call 01/15/30)	25	26,762
3.00%, 02/01/51 (Call 08/01/50)(b)	77	79,925
3.20%, 02/10/27 (Call 11/10/26)	20	21,847
3.65%, 02/15/24 (Call 11/15/23)	5	5,335
3.70%, 10/17/23 (Call 09/17/23)	77	81,988
4.00%, 04/17/25 (Call 02/17/25)	35	38,657
4.15%, 02/15/43 (Call 08/15/42)	5	6,013
4.20%, 04/17/28 (Call 01/17/28)	76	87,518
4.70%, 04/17/48 (Call 10/17/47)	25	33,150
5.40%, 06/15/40	12	16,376
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	87	87,347
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	50	53,028
3.20%, 10/01/26 (Call 07/01/26)	82	89,213
3.90%, 06/01/50 (Call 12/01/49)	40	46,152
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	35	36,111
3.38%, 12/15/27 (Call 09/15/27)	35	38,605

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.50%, 03/15/25	$40	$43,490
3.55%, 03/15/50 (Call 09/15/49)	15	16,685
4.25%, 03/15/35	40	47,519
4.38%, 03/15/45	60	73,095
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	22	22,173
2.65%, 12/01/23	110	115,313
3.25%, 04/01/26	57	62,302
3.40%, 11/15/27 (Call 08/15/27)	45	49,631
Series B, 7.45%, 04/01/31	116	168,042
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	85	90,043
3.75%, 04/01/30 (Call 01/01/30)	35	38,692
3.88%, 05/15/27 (Call 02/15/27)	60	66,103
4.25%, 03/01/31 (Call 12/01/30)	60	69,290
4.38%, 06/01/46 (Call 12/01/45)	145	167,505
4.63%, 01/30/29 (Call 10/30/28)	35	40,615
4.63%, 10/01/39 (Call 04/01/39)	25	29,857
4.88%, 10/01/49 (Call 04/01/49)	65	80,998
5.00%, 07/15/35 (Call 01/15/35)	35	43,497
5.00%, 06/04/42	75	94,323
5.20%, 07/15/45 (Call 01/15/45)	85	108,823
5.50%, 06/01/50 (Call 12/01/49)	35	46,737
6.38%, 07/15/28	10	12,538
6.50%, 02/09/40	35	50,864
6.75%, 03/15/32	20	27,429
6.88%, 01/26/39	40	59,661
7.13%, 08/01/39(b)	50	75,933
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(b)	35	36,026
4.88%, 11/01/26 (Call 11/01/21)(b)	35	36,049
4.88%, 05/15/28 (Call 11/15/27)(b)	20	22,257
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	10	9,885
2.50%, 04/15/30 (Call 01/15/30)	40	41,483
3.15%, 08/15/24 (Call 06/15/24)	54	57,536
3.40%, 08/15/27 (Call 05/15/27)	40	44,436
4.20%, 08/15/47 (Call 02/15/47)	22	26,689
Nathan’s Famous Inc., 6.63%, 11/01/25 (Call 10/01/21)(b)	5	5,099
Smithfield Foods Inc.
3.00%, 10/15/30 (Call 07/15/30)(b)	47	47,800
4.25%, 02/01/27 (Call 11/01/26)(b)	99	108,998
5.20%, 04/01/29 (Call 01/01/29)(b)	46	53,830
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	30	28,915
U.S. Foods Inc.
4.75%, 02/15/29 (Call 02/15/24)(b)	40	41,058
6.25%, 04/15/25 (Call 04/15/22)(b)	50	52,777
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	25	27,015

		3,814,446

Forest Products & Paper — 0.1%
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)	10	10,263
5.38%, 02/01/25(b)	10	10,732
International Paper Co.
3.80%, 01/15/26 (Call 10/15/25)	10	11,102
4.35%, 08/15/48 (Call 02/15/48)	59	74,096
4.40%, 08/15/47 (Call 02/15/47)	29	36,395
4.80%, 06/15/44 (Call 12/15/43)	72	92,727
5.00%, 09/15/35 (Call 03/15/35)	28	35,552
5.15%, 05/15/46 (Call 11/15/45)	40	53,748

Security	Par (000)	Value

Forest Products & Paper (continued)
6.00%, 11/15/41 (Call 05/15/41)	$37	$53,096
7.30%, 11/15/39	25	39,387
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)	50	50,381
5.50%, 01/15/26 (Call 10/01/21)	10	10,223
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	8	8,534

		486,236

Hand & Machine Tools — 0.0%
Kennametal Inc., 2.80%, 03/01/31 (Call 12/01/30)	25	25,490
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	29	31,295
4.10%, 03/01/48 (Call 09/01/47)	20	24,943
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	7	7,666
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	5	5,219
2.75%, 11/15/50 (Call 05/15/50)	15	14,853
3.40%, 03/01/26 (Call 01/01/26)	2	2,201
4.00%, 03/15/60 (Call 03/15/25)(a)	73	78,340
5.20%, 09/01/40	16	21,535

		211,542

Health Care - Products — 0.3%
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	10	10,315
2.75%, 09/23/26 (Call 07/23/26)(b)	225	238,639
3.00%, 09/23/29 (Call 06/23/29)(b)	20	21,319
3.80%, 09/23/49 (Call 03/23/49)(b)	10	11,354
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(b)	60	63,448
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	15	14,677
2.60%, 08/15/26 (Call 05/15/26)	10	10,640
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)	15	16,412
4.38%, 09/15/45 (Call 03/15/45)	25	31,751
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	55	59,581
DH Europe Finance II Sarl, 3.40%, 11/15/49 (Call 05/15/49)	32	35,613
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(b)	20	20,937
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	45	46,120
4.63%, 02/01/28 (Call 02/01/23)(b)	30	31,894
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(b)	19	20,526
7.38%, 06/01/25 (Call 06/01/22)(b)	16	17,017
PerkinElmer Inc.
2.55%, 03/15/31 (Call 12/15/30)	17	17,508
3.30%, 09/15/29 (Call 06/15/29)	33	35,811
3.63%, 03/15/51 (Call 09/15/50)	38	41,504
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	25	26,049
4.63%, 11/15/27 (Call 11/15/22)	20	21,023
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	44	46,476
2.95%, 09/19/26 (Call 06/19/26)	107	115,569
3.20%, 08/15/27 (Call 05/15/27)	27	29,608
3.65%, 12/15/25 (Call 09/15/25)	30	32,997
4.10%, 08/15/47 (Call 02/15/47)	57	70,834
4.13%, 03/25/25 (Call 02/25/25)	30	33,147
4.50%, 03/25/30 (Call 12/25/29)	14	16,723
5.30%, 02/01/44 (Call 08/01/43)	20	28,070

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	$14	$15,761

		1,181,323

Health Care - Services — 1.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	20	20,911
5.50%, 07/01/28 (Call 07/01/23)(b)	20	21,184
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	15	15,167
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	20	19,759
5.00%, 07/15/27 (Call 07/15/22)(b)	20	20,969
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	110	111,720
2.50%, 03/01/31 (Call 12/01/30)	100	99,865
3.00%, 10/15/30 (Call 07/15/30)	93	96,248
3.38%, 02/15/30 (Call 02/15/25)	90	94,172
4.25%, 12/15/27 (Call 12/15/22)	110	116,315
4.63%, 12/15/29 (Call 12/15/24)	165	181,094
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	80	79,088
4.63%, 06/01/30 (Call 06/01/25)(b)	130	135,828
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	40	41,962
4.63%, 04/01/31 (Call 04/01/26)	20	21,453
4.75%, 02/01/30 (Call 02/01/25)	40	42,672
5.75%, 09/15/25 (Call 10/01/21)	20	20,456
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(b)	20	16,988
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(b)	25	25,837
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	50	50,019
3.50%, 09/01/30 (Call 03/01/30)	150	160,902
3.50%, 07/15/51 (Call 01/15/51)	50	51,030
4.13%, 06/15/29 (Call 03/15/29)	96	108,686
4.50%, 02/15/27 (Call 08/15/26)	88	99,716
4.75%, 05/01/23	133	141,791
5.00%, 03/15/24	123	135,353
5.13%, 06/15/39 (Call 12/15/38)	55	69,171
5.25%, 04/15/25	55	62,778
5.25%, 06/15/26 (Call 12/15/25)	115	132,977
5.25%, 06/15/49 (Call 12/15/48)	100	130,453
5.38%, 02/01/25	125	140,761
5.38%, 09/01/26 (Call 03/01/26)	45	51,894
5.50%, 06/15/47 (Call 12/15/46)	71	93,700
5.63%, 09/01/28 (Call 03/01/28)	75	89,468
5.88%, 05/01/23	60	64,753
5.88%, 02/15/26 (Call 08/15/25)	70	81,387
5.88%, 02/01/29 (Call 08/01/28)	45	54,725
7.50%, 11/06/33	10	14,319
7.50%, 11/15/95	10	15,229
7.69%, 06/15/25	10	12,130
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	42	43,242
3.13%, 08/15/29 (Call 05/15/29)	10	10,810
3.15%, 12/01/22 (Call 09/01/22)	40	41,107
3.85%, 10/01/24 (Call 07/01/24)	40	43,364
3.95%, 03/15/27 (Call 12/15/26)	63	70,828
4.63%, 12/01/42 (Call 06/01/42)	12	14,947
4.80%, 03/15/47 (Call 09/15/46)	80	103,126
4.88%, 04/01/30 (Call 01/01/30)	87	105,421

Security	Par (000)	Value

Health Care - Services (continued)
4.95%, 10/01/44 (Call 04/01/44)	$75	$98,166
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	10	10,100
2.30%, 12/01/24 (Call 11/01/24)	151	157,697
2.70%, 06/01/31 (Call 03/01/31)	10	10,350
2.95%, 12/01/29 (Call 09/01/29)	92	97,906
3.25%, 09/01/24 (Call 07/01/24)	61	65,078
3.60%, 02/01/25 (Call 11/01/24)	46	49,508
4.00%, 11/01/23 (Call 08/01/23)	15	15,953
4.70%, 02/01/45 (Call 08/01/44)	85	105,507
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	15	16,550
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(b)	50	52,704
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(b)	30	31,960
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	20	21,304
4.38%, 06/15/28 (Call 06/15/23)(b)	60	63,044
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	5	5,294
2.95%, 06/30/30 (Call 03/30/30)	66	70,613
3.45%, 06/01/26 (Call 03/01/26)	50	54,792
3.50%, 03/30/25 (Call 12/30/24)	37	40,029
4.20%, 06/30/29 (Call 03/30/29)	50	57,944
4.25%, 04/01/24 (Call 01/01/24)	10	10,821
4.70%, 03/30/45 (Call 09/30/44)	72	90,247
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	55	58,236
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 10/01/21)(b)	20	20,352
10.00%, 04/15/27 (Call 04/15/22)(b)	40	43,490

		4,623,420

Holding Companies - Diversified — 0.2%
MDGH GMTN RSC Ltd., 2.50%, 06/03/31 (Call 03/03/31)(c)	200	205,692
MDGH-GMTN BV, 3.75%, 04/19/29(c)	200	224,526
Temasek Financial I Ltd., 2.38%, 08/02/41 (Call 02/02/41)(b)	250	248,907

		679,125

Home Builders — 0.2%
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	25	25,376
5.88%, 07/15/25 (Call 09/02/21)	35	36,028
6.75%, 06/01/27 (Call 06/01/22)	25	26,694
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	45	47,191
5.75%, 08/15/23 (Call 05/15/23)	20	21,725
KB Home
4.00%, 06/15/31 (Call 12/15/30)	20	20,931
4.80%, 11/15/29 (Call 05/15/29)	25	27,758
6.88%, 06/15/27 (Call 12/15/26)	15	17,987
7.63%, 05/15/23 (Call 11/15/22)	10	10,762
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	20	20,132
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	10	9,801
6.00%, 01/15/43 (Call 10/15/42)	20	25,786
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	25	26,686
5.13%, 06/06/27 (Call 12/06/26)	25	28,277
6.00%, 06/01/25 (Call 03/01/25)	10	11,467
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(b)	15	15,890
NVR Inc.
3.00%, 05/15/30 (Call 11/15/29)	64	67,857
3.95%, 09/15/22 (Call 06/15/22)	50	51,405

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(b)	$23	$24,326
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	15	17,526
5.50%, 03/01/26 (Call 12/01/25)	29	33,907
6.00%, 02/15/35	21	27,746
6.38%, 05/15/33	15	20,067
7.88%, 06/15/32	25	36,483
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	20	21,884
5.75%, 01/15/28 (Call 10/15/27)(b)	25	28,181
5.88%, 06/15/27 (Call 03/15/27)(b)	20	22,747
6.63%, 07/15/27 (Call 07/15/22)(b)	25	26,673
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(b)	20	21,519
5.88%, 04/15/23 (Call 01/15/23)(b)	15	15,812
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	10	10,936
5.70%, 06/15/28 (Call 12/15/27)	25	27,877
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	25	25,921
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	10	10,800

		864,158

Home Furnishings — 0.0%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	22	25,377
Panasonic Corp.
2.68%, 07/19/24 (Call 06/19/24)(b)	10	10,499
3.11%, 07/19/29 (Call 04/19/29)(b)	10	10,794
Whirlpool Corp., 2.40%, 05/15/31 (Call 02/15/31)	10	10,204

		56,874

Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	30	30,148
Avery Dennison Corp., 2.65%, 04/30/30 (Call 02/01/30)	7	7,271
Church & Dwight Co. Inc.
2.88%, 10/01/22	15	15,402
3.15%, 08/01/27 (Call 05/01/27)	20	21,876
3.95%, 08/01/47 (Call 02/01/47)	47	56,454
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	35	34,680
3.05%, 09/15/22 (Call 06/15/22)	15	15,315
3.10%, 10/01/27 (Call 07/01/27)	162	176,833
3.50%, 12/15/24 (Call 09/15/24)	27	29,243
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	29	28,801
2.75%, 02/15/26	10	10,823
2.88%, 02/07/50 (Call 08/07/49)	45	47,301
3.05%, 08/15/25	40	43,454
3.10%, 03/26/30 (Call 12/26/29)	115	127,919
3.20%, 04/25/29 (Call 01/25/29)	25	27,838
3.20%, 07/30/46 (Call 01/30/46)	15	16,584
3.95%, 11/01/28 (Call 08/01/28)	35	40,673
5.30%, 03/01/41	47	65,386
6.63%, 08/01/37	37	57,637
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)	20	19,753
5.00%, 10/01/29 (Call 10/01/24)(b)	25	26,266
5.50%, 07/15/30 (Call 07/15/25)(b)	20	21,465
5.75%, 07/15/25 (Call 10/01/21)	20	20,467

		941,589

Security	Par (000)	Value

Housewares — 0.1%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	$10	$10,656
4.35%, 04/01/23 (Call 02/01/23)	45	47,454
4.70%, 04/01/26 (Call 01/01/26)	95	106,150
4.88%, 06/01/25 (Call 05/01/25)	20	22,250
5.88%, 04/01/36 (Call 10/01/35)	20	25,201
6.00%, 04/01/46 (Call 10/01/45)	30	38,953

		250,664

Insurance — 1.9%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	10	10,053
2.88%, 10/15/26 (Call 07/15/26)	50	54,173
3.25%, 03/17/25	45	48,701
3.60%, 04/01/30 (Call 01/01/30)	28	31,813
3.63%, 11/15/24	35	38,275
4.75%, 01/15/49 (Call 07/15/48)	30	40,169
AIA Group Ltd.
2.70%, (Call 04/07/26)(a)(c)(e)	200	203,612
3.20%, 09/16/40 (Call 03/16/40)(b)	10	10,385
3.60%, 04/09/29 (Call 01/09/29)(b)	425	474,321
3.90%, 04/06/28 (Call 01/06/28)(b)	65	73,360
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	50	49,681
3.15%, 06/15/23	75	78,751
3.28%, 12/15/26 (Call 09/15/26)	25	27,628
3.85%, 08/10/49 (Call 02/10/49)	27	32,663
4.20%, 12/15/46 (Call 06/15/46)	115	143,882
4.50%, 06/15/43	5	6,428
5.35%, 06/01/33	25	32,646
5.55%, 05/09/35	7	9,591
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	24	26,028
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	200	210,380
4.50%, 07/16/44 (Call 01/16/44)	100	123,847
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	5	5,673
5.03%, 12/15/46 (Call 06/15/46)	19	25,358
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	35	38,908
7.35%, 05/01/34	5	7,494
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	40	53,486
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	33	33,239
3.70%, 02/22/30 (Call 11/22/29)	60	66,010
4.20%, 09/27/23 (Call 08/27/23)	35	37,421
4.90%, 03/27/28 (Call 12/27/27)	30	35,107
7.00%, 03/27/48 (Call 03/27/28)(a)	20	23,424
Chubb INA Holdings Inc., 2.88%, 11/03/22 (Call 09/03/22)	36	36,956
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26)(a)(b)(e)	10	10,871
5.10%, (Call 10/28/24)(a)(b)(d)(e)	220	243,122
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	25	24,847
1.78%, 03/17/31 (Call 12/17/30)(b)	15	14,547
3.08%, 09/17/51 (Call 03/17/51)(b)	15	15,633
Genworth Holdings Inc.
4.80%, 02/15/24	20	19,695
4.90%, 08/15/23	20	19,826
6.50%, 06/15/34	15	15,185

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	$22	$21,827
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	50	50,831
4.50%, 04/15/26 (Call 01/15/26)	20	22,632
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)	11	12,328
4.30%, 04/15/43	65	78,724
4.40%, 03/15/48 (Call 09/15/47)	15	18,752
5.95%, 10/15/36	25	34,827
6.10%, 10/01/41	25	36,062
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	15	16,185
3.35%, 03/09/25	10	10,830
3.40%, 01/15/31 (Call 10/15/30)	60	66,035
3.63%, 12/12/26 (Call 09/15/26)	30	33,298
3.80%, 03/01/28 (Call 12/01/27)	26	29,207
4.00%, 09/01/23	17	18,170
4.35%, 03/01/48 (Call 09/01/47)	60	73,199
4.38%, 06/15/50 (Call 12/15/49)(d)	34	41,950
7.00%, 06/15/40	55	85,709
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	41	42,043
3.30%, 03/14/23 (Call 01/14/23)	86	89,486
3.50%, 06/03/24 (Call 03/03/24)	55	58,947
3.50%, 03/10/25 (Call 12/10/24)	127	137,827
3.75%, 03/14/26 (Call 12/14/25)	51	56,613
3.88%, 03/15/24 (Call 02/15/24)	180	194,285
4.20%, 03/01/48 (Call 09/01/47)	45	56,329
4.35%, 01/30/47 (Call 07/30/46)	50	63,610
4.38%, 03/15/29 (Call 12/15/28)	62	72,880
4.75%, 03/15/39 (Call 09/15/38)	25	32,390
4.90%, 03/15/49 (Call 09/15/48)	47	64,787
5.88%, 08/01/33	30	40,899
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48 (Call 04/26/28)(a)(b)	10	11,627
Metropolitan Life Global Funding I
0.40%, 01/07/24(b)	10	9,982
0.95%, 07/02/25(b)	10	10,017
1.55%, 01/07/31(b)	10	9,694
MGIC Investment Corp.
5.25%, 08/15/28 (Call 08/15/23)	25	26,792
5.75%, 08/15/23	20	21,561
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(a)(b)	25	25,774
Nippon Life Insurance Co.
4.70%, 01/20/46 (Call 01/20/26)(a)(b)	200	222,936
5.10%, 10/16/44 (Call 10/16/24)(a)(b)	200	221,000
Pricoa Global Funding I
2.40%, 09/23/24(b)	152	160,282
3.45%, 09/01/23(b)	10	10,615
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	45	45,410
3.10%, 11/15/26 (Call 08/15/26)	145	157,508
3.30%, 09/15/22	25	25,756
3.40%, 05/15/25 (Call 02/15/25)	10	10,802
3.70%, 05/15/29 (Call 02/15/29)	55	62,177
4.30%, 11/15/46 (Call 05/15/46)	40	49,518
4.35%, 05/15/43	22	26,999
6.05%, 10/15/36	86	122,845

Security	Par (000)	Value

Insurance (continued)
Principal Life Global Funding II
1.25%, 05/11/23(b)	$20	$20,300
1.25%, 06/23/25(b)	83	83,629
1.50%, 08/27/30(b)	95	91,140
2.50%, 09/16/29(b)	46	48,702
3.00%, 04/18/26(b)	50	53,869
Progressive Corp. (The)
3.70%, 01/26/45	25	29,192
3.95%, 03/26/50 (Call 09/26/49)	30	37,056
4.00%, 03/01/29 (Call 12/01/28)	17	19,665
4.13%, 04/15/47 (Call 10/15/46)	17	21,219
4.20%, 03/15/48 (Call 09/15/47)	50	63,092
4.35%, 04/25/44	5	6,347
6.25%, 12/01/32	25	34,793
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	40	43,052
4.30%, 09/30/28 (Call 06/30/28)(b)	5	5,691
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	50	50,975
2.10%, 03/10/30 (Call 12/10/29)	64	65,430
3.00%, 03/10/40 (Call 09/10/39)	45	47,202
3.70%, 10/01/50 (Call 07/01/30)(a)	35	36,894
3.70%, 03/13/51 (Call 09/13/50)	45	52,465
3.88%, 03/27/28 (Call 12/27/27)	27	31,031
3.91%, 12/07/47 (Call 06/07/47)	35	41,496
3.94%, 12/07/49 (Call 06/07/49)	42	50,269
4.35%, 02/25/50 (Call 08/25/49)	30	38,386
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)	62	67,917
4.60%, 05/15/44	10	12,882
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)	10	10,783
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)	108	119,939
5.63%, 06/15/43 (Call 06/15/23)(a)	65	69,454
5.70%, 12/14/36	62	85,999
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)	55	64,659
5.88%, 09/15/42 (Call 09/15/22)(a)	50	52,447
6.63%, 06/21/40	30	45,855
Series B, 5.75%, 07/15/33	8	10,648
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	15	16,219
4.88%, 03/15/27 (Call 09/15/26)	22	24,216
6.63%, 03/15/25 (Call 09/15/24)	15	16,910
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	92	99,009
3.90%, 05/15/29 (Call 02/15/29)	58	65,535
3.95%, 09/15/26 (Call 06/15/26)	106	118,398
Reliance Standard Life Global Funding II
2.15%, 01/21/23(b)	61	62,361
2.50%, 10/30/24(b)	10	10,454
2.75%, 01/21/27(b)	25	26,536
3.85%, 09/19/23(b)	55	58,566
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(b)	200	229,672
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	65	81,001
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	47	45,991
3.75%, 05/15/46 (Call 11/15/45)	34	40,247

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.00%, 05/30/47 (Call 11/30/46)	$25	$30,713
4.05%, 03/07/48 (Call 09/07/47)	5	6,206
4.10%, 03/04/49 (Call 09/04/48)	32	40,629
4.30%, 08/25/45 (Call 02/25/45)	15	19,083
4.60%, 08/01/43	25	33,117
5.35%, 11/01/40	20	28,280
6.25%, 06/15/37	50	73,851
6.75%, 06/20/36	65	99,337
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	10	11,260
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	33	35,071
3.65%, 06/15/26	29	32,122
4.70%, 01/23/48 (Call 01/23/28)(a)	40	42,202
4.80%, 06/15/46	70	90,310
5.65%, 05/15/53 (Call 05/15/23)(a)	49	51,818
5.70%, 07/15/43	30	42,149
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	53	56,071
3.60%, 05/15/24 (Call 03/15/24)	50	53,540
3.88%, 09/15/49 (Call 03/15/49)	74	83,715
4.50%, 09/15/28 (Call 06/15/28)	82	94,772
5.05%, 09/15/48 (Call 03/15/48)	70	92,534

		8,669,519

Internet — 0.4%
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	40	41,423
3.55%, 03/15/28 (Call 12/15/27)	35	39,065
3.60%, 06/01/26 (Call 03/01/26)	40	44,308
4.63%, 04/13/30 (Call 01/13/30)	58	69,415
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(b)	20	20,461
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	60	67,173
4.50%, 06/20/28 (Call 03/20/28)	175	203,560
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	73	75,483
2.70%, 03/11/30 (Call 12/11/29)	52	54,463
2.75%, 01/30/23 (Call 12/30/22)	96	99,035
3.45%, 08/01/24 (Call 05/01/24)	57	61,199
3.60%, 06/05/27 (Call 03/05/27)	47	52,505
4.00%, 07/15/42 (Call 01/15/42)	66	75,180
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	35	34,644
5.25%, 12/01/27 (Call 06/01/22)(b)	30	31,463
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(b)	20	20,894
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 09/13/21)(b)	70	71,060
Prosus NV
3.68%, 01/21/30 (Call 10/21/29)(c)	200	207,886
4.85%, 07/06/27 (Call 04/06/27)(c)	200	229,038
Rakuten Group Inc., 5.13%, (Call 04/22/26)(a)(b)(e)	105	105,765
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	25	25,759
4.75%, 07/15/27 (Call 07/15/22)	15	15,913
5.25%, 04/01/25 (Call 01/01/25)	65	73,484

		1,719,176

Iron & Steel — 0.2%
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	20	21,126
4.88%, 03/01/31 (Call 03/01/26)(b)	25	26,875

Security	Par (000)	Value

Iron & Steel (continued)
5.88%, 06/01/27 (Call 06/01/22)	$30	$31,378
6.25%, 10/01/40(d)	15	16,438
6.75%, 03/15/26 (Call 03/15/22)(b)	40	42,894
9.88%, 10/17/25 (Call 10/17/22)(b)	26	30,269
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	15	15,361
4.88%, 05/15/23 (Call 02/15/23)	15	15,816
5.38%, 07/15/27 (Call 07/15/22)	25	26,417
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(b)	20	21,800
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	20	20,076
2.15%, 08/15/30 (Call 05/15/30)	50	49,593
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	90	90,012
2.40%, 06/15/25 (Call 05/15/25)	62	64,658
2.80%, 12/15/24 (Call 11/15/24)	45	47,432
3.25%, 01/15/31 (Call 10/15/30)	90	97,731
3.25%, 10/15/50 (Call 04/15/50)	10	10,126
3.45%, 04/15/30 (Call 01/15/30)	55	60,267
5.00%, 12/15/26 (Call 12/15/21)	30	31,141

		719,410

Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	42	45,112
4.63%, 07/28/45 (Call 01/28/45)	43	46,767

		91,879

Lodging — 0.1%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	100	99,697
3.75%, 05/01/29 (Call 05/01/24)(b)	40	40,848
4.00%, 05/01/31 (Call 05/01/26)(b)	40	41,244
4.88%, 01/15/30 (Call 01/15/25)	45	48,559
5.38%, 05/01/25 (Call 05/01/22)(b)	20	20,985
5.75%, 05/01/28 (Call 05/01/23)(b)	20	21,617
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	30	29,925
5.00%, 06/01/29 (Call 06/01/24)(b)	40	40,603
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	25	26,011
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	25	25,940
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	20	20,603
4.63%, 03/01/30 (Call 12/01/29)(b)	15	15,479
5.65%, 04/01/24 (Call 02/01/24)	20	21,556
6.00%, 04/01/27 (Call 01/01/27)	20	22,115
6.60%, 10/01/25 (Call 07/01/25)	20	22,514
6.63%, 07/31/26 (Call 04/30/26)(b)	30	34,180

		531,876

Machinery — 0.9%
Caterpillar Financial Services Corp.
0.45%, 09/14/23	25	25,065
0.45%, 05/17/24	25	24,955
0.65%, 07/07/23	60	60,377
0.90%, 03/02/26	25	24,993
1.10%, 09/14/27	120	119,640
1.45%, 05/15/25	60	61,392
1.95%, 11/18/22	30	30,621

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.15%, 11/08/24	$45	$47,155
2.40%, 08/09/26	5	5,329
2.63%, 03/01/23	10	10,351
2.85%, 05/17/24	45	47,806
3.25%, 12/01/24	47	51,037
3.30%, 06/09/24	41	44,084
3.65%, 12/07/23	19	20,398
3.75%, 11/24/23	20	21,507
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	5	5,048
2.60%, 09/19/29 (Call 06/19/29)	61	65,116
2.60%, 04/09/30 (Call 01/09/30)	44	46,946
3.25%, 09/19/49 (Call 03/19/49)	66	73,410
3.25%, 04/09/50 (Call 10/09/49)	62	69,398
3.40%, 05/15/24 (Call 02/15/24)	65	69,656
3.80%, 08/15/42	5	5,985
4.75%, 05/15/64 (Call 11/15/63)	10	14,573
5.20%, 05/27/41	20	27,808
6.05%, 08/15/36	191	280,898
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	7	7,000
1.88%, 01/15/26 (Call 12/15/25)	65	66,411
1.95%, 07/02/23	186	190,531
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	84	93,678
4.50%, 08/15/23	5	5,362
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	47	50,061
2.88%, 09/07/49 (Call 03/07/49)	10	10,617
3.10%, 04/15/30 (Call 01/15/30)	71	78,571
3.75%, 04/15/50 (Call 10/15/49)	72	88,019
3.90%, 06/09/42 (Call 12/09/41)	78	94,958
5.38%, 10/16/29	20	25,573
7.13%, 03/03/31	5	7,230
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	12	12,920
5.38%, 03/01/41 (Call 12/01/40)	7	9,241
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	74	78,086
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	7	7,220
3.00%, 05/01/30 (Call 02/01/30)	29	30,885
John Deere Capital Corp.
0.40%, 10/10/23	17	17,025
0.45%, 01/17/24	7	7,001
0.45%, 06/07/24	5	4,999
0.70%, 07/05/23	30	30,217
0.70%, 01/15/26	2	1,984
1.05%, 06/17/26	2	2,003
1.20%, 04/06/23	95	96,416
1.45%, 01/15/31	12	11,692
1.50%, 03/06/28	2	2,013
1.75%, 03/09/27	15	15,443
2.00%, 06/17/31	2	2,030
2.25%, 09/14/26	80	84,624
2.45%, 01/09/30	11	11,620
2.60%, 03/07/24	47	49,484
2.65%, 06/24/24	34	36,025
2.65%, 06/10/26	2	2,155
2.70%, 01/06/23	15	15,489
2.80%, 03/06/23	35	36,352

Security	Par (000)	Value

Machinery (continued)
2.80%, 07/18/29	$47	$51,029
3.05%, 01/06/28	13	14,311
3.35%, 06/12/24	25	26,955
3.40%, 09/11/25	47	51,760
3.45%, 06/07/23	100	105,494
3.45%, 01/10/24	7	7,484
3.45%, 03/13/25	86	94,049
3.45%, 03/07/29	7	7,905
3.65%, 10/12/23	130	139,091
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(b)	10	10,713
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	25	26,047
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	145	154,811
4.60%, 05/15/28 (Call 02/15/28)	7	8,130
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	196	203,056
2.29%, 04/05/27 (Call 02/05/27)	55	57,617
2.57%, 02/15/30 (Call 11/15/29)	55	57,493
3.11%, 02/15/40 (Call 08/15/39)	65	68,277
3.36%, 02/15/50 (Call 08/15/49)	50	54,376
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 10/01/21)(b)	25	25,509
Rockwell Automation Inc.
3.50%, 03/01/29 (Call 12/01/28)	130	146,619
4.20%, 03/01/49 (Call 09/01/48)	75	95,460
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	25	26,344
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	30	30,286
Welbilt Inc., 9.50%, 02/15/24 (Call 10/01/21)	20	20,646
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	75	76,267
2.25%, 01/30/31 (Call 10/30/30)	72	73,091
3.25%, 11/01/26 (Call 08/01/26)	45	49,298
4.38%, 11/01/46 (Call 05/01/46)	37	45,416

		4,264,017

Manufacturing — 0.4%
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	107	112,186
3.50%, 12/01/24 (Call 10/01/24)	40	43,037
3.75%, 12/01/27 (Call 09/01/27)	24	26,766
Eaton Corp.
2.75%, 11/02/22	150	154,237
3.10%, 09/15/27 (Call 06/15/27)	140	152,757
3.92%, 09/15/47 (Call 03/15/47)	10	11,798
4.00%, 11/02/32	15	17,657
4.15%, 11/02/42	86	103,883
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)	20	21,023
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(b)	25	26,105
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	15	15,146
5.00%, 09/15/26 (Call 07/15/26)	20	22,290
5.75%, 06/15/25 (Call 06/15/22)	20	21,169
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	175	188,183
3.50%, 03/01/24 (Call 12/01/23)	15	16,003
3.90%, 09/01/42 (Call 03/01/42)	28	33,613
4.88%, 09/15/41 (Call 03/15/41)	7	9,412
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	70	73,544

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.25%, 03/01/27 (Call 12/01/26)	$5	$5,436
3.25%, 06/14/29 (Call 03/14/29)	71	77,219
3.30%, 11/21/24 (Call 08/21/24)	40	42,915
3.50%, 09/15/22	7	7,220
4.00%, 06/14/49 (Call 12/14/48)	78	91,556
4.10%, 03/01/47 (Call 09/01/46)	120	142,582
4.20%, 11/21/34 (Call 05/21/34)	36	42,294
4.45%, 11/21/44 (Call 05/21/44)	2	2,483
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	22	24,763
4.25%, 06/15/23	34	36,225
4.30%, 02/21/48 (Call 08/21/47)	2	2,458
5.75%, 06/15/43	35	51,235
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	35	37,756
3.80%, 03/21/29 (Call 12/21/28)	13	14,745
4.50%, 03/21/49 (Call 09/21/48)	44	56,114
4.65%, 11/01/44 (Call 05/01/44)	30	38,396

		1,722,206

Media — 0.6%
Belo Corp.
7.25%, 09/15/27	5	5,870
7.75%, 06/01/27	20	23,495
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	30	30,307
Clear Channel Worldwide Holdings Inc., 5.13%, 08/15/27 (Call 08/15/22)(b)	60	61,730
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	78	80,776
3.45%, 03/15/25 (Call 12/15/24)	30	32,192
3.63%, 05/15/30 (Call 02/15/30)	74	81,205
3.80%, 03/13/24 (Call 01/13/24)	22	23,516
3.95%, 06/15/25 (Call 03/15/25)	25	27,381
3.95%, 03/20/28 (Call 12/20/27)	122	136,446
4.00%, 09/15/55 (Call 03/15/55)	61	65,432
4.13%, 05/15/29 (Call 02/15/29)	5	5,649
4.65%, 05/15/50 (Call 11/15/49)	27	31,979
4.88%, 04/01/43	39	47,046
4.90%, 03/11/26 (Call 12/11/25)	45	51,329
5.00%, 09/20/37 (Call 03/20/37)	57	69,769
5.20%, 09/20/47 (Call 03/20/47)	72	90,588
5.30%, 05/15/49 (Call 11/15/48)	48	61,287
6.35%, 06/01/40	34	47,178
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	40	39,630
5.88%, 07/15/26 (Call 10/01/21)(b)	35	36,142
7.00%, 05/15/27 (Call 05/15/22)(b)	35	37,542
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(b)	15	15,939
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	20	20,750
5.25%, 08/15/27 (Call 08/15/22)(b)	35	36,701
6.38%, 05/01/26 (Call 05/01/22)	40	42,270
8.38%, 05/01/27 (Call 05/01/22)	75	79,615
Quebecor Media Inc., 5.75%, 01/15/23	25	26,514
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	25	25,125
5.38%, 01/15/31 (Call 01/15/26)(b)	20	19,804
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(b)	25	25,653
Sirius XM Radio Inc.
3.88%, 09/01/31 (Call 09/01/26)(b)	46	45,801

Security	Par (000)	Value

Media (continued)
4.00%, 07/15/28 (Call 07/15/24)(b)	$95	$97,095
4.13%, 07/01/30 (Call 07/01/25)(b)	65	66,581
5.00%, 08/01/27 (Call 08/01/22)(b)	75	78,641
5.38%, 07/15/26 (Call 09/02/21)(b)	40	41,075
5.50%, 07/01/29 (Call 07/01/24)(b)	70	76,608
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	10	14,439
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	45	46,690
4.75%, 03/15/26 (Call 03/15/23)(b)	25	26,572
5.00%, 09/15/29 (Call 09/15/24)	55	58,267
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	66	72,038
4.30%, 11/23/23 (Call 08/23/23)	27	28,976
5.50%, 08/15/35	2	2,652
5.65%, 11/23/43 (Call 05/23/43)	54	74,931
5.85%, 04/15/40	12	16,810
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)	60	60,862
5.13%, 02/15/25 (Call 09/13/21)(b)	70	71,182
6.63%, 06/01/27 (Call 06/01/23)(b)	65	70,405
9.50%, 05/01/25 (Call 05/01/22)(b)	20	21,808
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(b)	24	24,730
5.13%, 04/15/27 (Call 04/15/22)(b)	25	26,037
5.38%, 06/15/24 (Call 03/15/24)(b)	30	33,031
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(b)	10	10,270
6.00%, 01/15/27 (Call 01/15/22)(b)	150	156,906
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(b)	50	51,196
5.50%, 01/15/27 (Call 01/15/22)(b)	25	25,916

		2,678,379

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(b)	20	20,860
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	23	24,651
4.50%, 12/15/28 (Call 09/15/28)	5	5,660
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	17	20,892

		72,063

Mining — 0.2%
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)	20	19,852
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/22)(b)	30	31,788
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(b)	20	19,873
5.63%, 06/15/28 (Call 06/15/23)(b)	10	10,572
5.88%, 02/15/26 (Call 10/01/21)(b)	5	5,109
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	75	80,630
4.50%, 09/15/27 (Call 06/15/27)(b)	25	27,076
5.13%, 05/15/24 (Call 02/15/24)(b)	30	32,291
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(b)	13	14,489
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	75	86,210
5.95%, 03/15/24 (Call 12/15/23)	25	27,797
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	25	26,367

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	$25	$27,052
5.75%, 11/15/41(b)	55	74,342
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	10	10,080
3.70%, 03/15/23 (Call 12/15/22)	5	5,200
4.88%, 03/15/42 (Call 09/15/41)	45	57,695
5.45%, 06/09/44 (Call 12/09/43)	42	58,280
5.88%, 04/01/35	52	70,419
6.25%, 10/01/39	23	33,237
Polyus Finance PLC, 5.25%, 02/07/23(c)	200	211,454
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(b)	25	25,726

		955,539

Multi-National — 0.0%
FMS Wertmanagement, 1.38%, 02/26/23(c)	200	203,548

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 02/15/23)	35	35,965
4.25%, 04/01/28 (Call 10/01/22)	40	41,926
5.50%, 12/01/24 (Call 06/01/24)	10	11,104
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	10	10,588
6.88%, 03/15/27 (Call 03/15/24)(b)	25	26,621
7.25%, 03/15/29 (Call 03/15/24)(b)	10	10,738
Xerox Corp.
3.80%, 05/15/24	20	21,035
4.38%, 03/15/23 (Call 02/15/23)	50	52,365
4.80%, 03/01/35	15	15,547
6.75%, 12/15/39	10	11,297
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	40	42,188
5.50%, 08/15/28 (Call 07/15/28)(b)	35	36,544

		315,918

Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	20	20,975
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	15	17,555

		38,530

Oil & Gas — 0.1%
Qatar Petroleum
1.38%, 09/12/26 (Call 08/12/26)(b)	200	200,206
3.13%, 07/12/41 (Call 01/12/41)(b)	200	206,442
Trinidad Petroleum Holdings Ltd., 9.75%, 06/15/26 (Call 06/28/22)(c)	25	27,895

		434,543

Packaging & Containers — 0.3%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	7	7,300
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	55	55,036
4.00%, 11/15/23	50	52,888
4.88%, 03/15/26 (Call 12/15/25)	40	44,828
5.25%, 07/01/25	45	50,886
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	5	5,547
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(b)	15	15,779
5.38%, 01/15/28 (Call 01/15/23)(b)	25	26,358
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(b)	7	7,402

Security	Par (000)	Value

Packaging & Containers (continued)
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 10/01/21)(b)	$30	$30,356
7.88%, 07/15/26 (Call 10/01/21)(b)	25	26,206
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(b)	15	14,929
1.51%, 04/15/26 (Call 03/15/26)(b)	35	35,009
3.50%, 03/15/28(b)	10	10,218
3.50%, 03/01/29 (Call 09/01/28)(b)	15	15,015
4.75%, 07/15/27 (Call 04/15/27)(b)	25	27,069
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	15	15,741
Klabin Austria GmbH, 5.75%, 04/03/29 (Call 01/03/29)(c)	200	227,490
Matthews International Corp., 5.25%, 12/01/25 (Call 10/01/21)(b)	10	10,281
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	5	5,347
3.40%, 12/15/27 (Call 09/15/27)	25	27,551
4.05%, 12/15/49 (Call 06/15/49)	15	17,939
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)	20	21,451
4.88%, 12/01/22 (Call 09/01/22)(b)	10	10,355
5.13%, 12/01/24 (Call 09/01/24)(b)	20	21,764
5.25%, 04/01/23 (Call 01/01/23)(b)	25	26,252
5.50%, 09/15/25 (Call 06/15/25)(b)	10	11,205
6.88%, 07/15/33(b)	20	26,154
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	25	25,438
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/15/22)(b)	100	105,334
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	10	10,949
3.90%, 06/01/28 (Call 03/01/28)	10	11,280
4.65%, 03/15/26 (Call 01/15/26)	150	171,031
4.90%, 03/15/29 (Call 12/15/28)	10	11,998

		1,182,386

Pharmaceuticals — 0.3%
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	30	30,074
5.13%, 03/01/30 (Call 03/01/25)(b)	25	25,314
6.13%, 08/01/28 (Call 08/01/23)(b)	15	16,048
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)	35	37,604
5.90%, 08/28/28 (Call 05/28/28)	30	35,111
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	15	13,904
2.75%, 06/01/25 (Call 03/01/25)	110	117,208
3.38%, 03/15/29 (Call 12/15/28)	56	62,994
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	125	134,182
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(b)	30	32,557
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)	20	20,177
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(b)	25	26,517
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	65	67,421
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	100	103,164
5.13%, 04/30/31 (Call 04/30/26)(b)	100	104,886
Owens & Minor Inc.
4.38%, 12/15/24 (Call 09/15/24)	15	15,797
4.50%, 03/31/29 (Call 03/31/24)(b)	25	25,572

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Perrigo Finance Unlimited Co.
3.15%, 06/15/30 (Call 03/15/30)	$10	$10,467
4.90%, 12/15/44 (Call 06/15/44)	10	10,738
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	30	30,171
3.00%, 05/15/50 (Call 11/15/49)	35	36,731
3.25%, 02/01/23 (Call 11/01/22)	42	43,410
3.90%, 08/20/28 (Call 05/20/28)	10	11,402
3.95%, 09/12/47 (Call 03/12/47)	62	74,388
4.45%, 08/20/48 (Call 02/20/48)	50	64,877
4.50%, 11/13/25 (Call 08/13/25)	55	62,352
4.70%, 02/01/43 (Call 08/01/42)	89	115,708

		1,328,774

Private Equity — 0.0%
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	40	55,499
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	15	20,186

		75,685

Real Estate — 0.4%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	20	20,347
4.88%, 03/01/26 (Call 12/01/25)	55	63,291
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(b)	30	32,474
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	25	25,265
4.38%, 02/01/31 (Call 02/01/26)(b)	30	30,253
5.38%, 08/01/28 (Call 08/01/23)(b)	35	37,194
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	30	31,052
4.75%, 02/01/30 (Call 09/01/24)	25	25,654
5.00%, 03/01/31 (Call 03/01/26)	30	31,265
MAF Sukuk Ltd., 3.93%, 02/28/30(c)	200	218,562
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)	45	46,833
5.75%, 01/15/29 (Call 01/15/24)(b)	45	47,091
7.63%, 06/15/25 (Call 06/15/22)(b)	25	26,933
9.38%, 04/01/27 (Call 04/01/22)(b)	25	27,637
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(c)	200	215,934
Sun Hung Kai Properties Capital Market Ltd., 2.75%, 05/13/30 (Call 02/13/30)(c)	200	209,866
Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/29(c)	200	205,316
Wharf REIC Finance BVI Ltd., 2.38%, 05/07/25(c)	200	205,458
Yuzhou Group Holdings Co. Ltd., 8.30%, 05/27/25 (Call 11/27/22)(c)	200	171,040

		1,671,465

Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	63	60,400
2.75%, 12/15/29 (Call 09/15/29)	15	15,822
3.00%, 05/18/51 (Call 11/18/50)	7	6,965
3.45%, 04/30/25 (Call 02/28/25)	30	32,570
3.80%, 04/15/26 (Call 02/15/26)	115	128,177
3.95%, 01/15/27 (Call 10/15/26)	23	25,807
4.00%, 02/01/50 (Call 08/01/49)	15	17,612
4.30%, 01/15/26 (Call 10/15/25)	75	84,385
4.70%, 07/01/30 (Call 04/01/30)	10	12,031
4.85%, 04/15/49 (Call 10/15/48)	10	13,242
4.90%, 12/15/30 (Call 09/15/30)	51	62,822

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	$35	$36,375
3.30%, 07/15/26 (Call 05/15/26)	40	43,084
3.63%, 11/15/27 (Call 08/15/27)	26	28,464
3.88%, 01/30/31 (Call 10/30/30)	15	16,879
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	65	63,099
2.10%, 06/15/30 (Call 03/15/30)	54	53,419
2.40%, 03/15/25 (Call 02/15/25)	65	67,852
2.75%, 01/15/27 (Call 11/15/26)	59	62,359
2.90%, 01/15/30 (Call 10/15/29)	105	110,465
2.95%, 01/15/25 (Call 12/15/24)	5	5,306
3.00%, 06/15/23	52	54,273
3.10%, 06/15/50 (Call 12/15/49)	85	84,344
3.13%, 01/15/27 (Call 10/15/26)	49	52,696
3.38%, 10/15/26 (Call 07/15/26)	49	53,314
3.50%, 01/31/23	10	10,432
3.55%, 07/15/27 (Call 04/15/27)	54	59,405
3.60%, 01/15/28 (Call 10/15/27)	14	15,420
3.70%, 10/15/49 (Call 04/15/49)	92	101,237
3.80%, 08/15/29 (Call 05/15/29)	16	17,865
3.95%, 03/15/29 (Call 12/15/28)	101	113,524
4.00%, 06/01/25 (Call 03/01/25)	14	15,371
4.40%, 02/15/26 (Call 11/15/25)	10	11,267
5.00%, 02/15/24	80	88,191
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	10	10,132
2.75%, 10/01/26 (Call 07/01/26)	60	64,099
2.90%, 03/15/30 (Call 12/15/29)	30	31,521
3.13%, 09/01/23 (Call 06/01/23)	5	5,230
3.20%, 01/15/25 (Call 10/15/24)	74	79,036
3.25%, 01/30/31 (Call 10/30/30)	40	43,116
3.40%, 06/21/29 (Call 03/21/29)	20	21,927
3.65%, 02/01/26 (Call 11/03/25)	141	155,225
3.80%, 02/01/24 (Call 11/01/23)	46	49,014
3.85%, 02/01/23 (Call 11/01/22)	72	74,781
4.50%, 12/01/28 (Call 09/01/28)	40	46,750
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	5	5,205
3.95%, 11/15/27 (Call 08/15/27)	40	43,816
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	35	35,736
3.25%, 09/15/23 (Call 09/02/21)	43	45,215
3.65%, 06/15/24 (Call 04/15/24)	5	5,362
3.85%, 02/01/25 (Call 11/01/24)	10	10,848
3.90%, 03/15/27 (Call 12/15/26)	40	44,185
4.05%, 07/01/30 (Call 04/01/30)	25	28,302
4.13%, 06/15/26 (Call 03/15/26)	17	19,020
4.13%, 05/15/29 (Call 02/15/29)	15	17,095
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(b)	45	46,511
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	16	17,083
3.15%, 07/01/29 (Call 04/01/29)	29	31,775
3.35%, 11/01/49 (Call 05/01/49)	10	11,162
4.10%, 10/15/28 (Call 07/15/28)	20	23,144
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	50	52,676

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	$25	$27,035
Corporate Office Properties LP
2.25%, 03/15/26 (Call 02/15/26)	78	80,396
2.75%, 04/15/31 (Call 01/15/31)	10	10,204
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	35	35,288
2.10%, 04/01/31 (Call 01/01/31)	21	20,583
2.25%, 01/15/31 (Call 10/15/30)	32	31,780
2.50%, 07/15/31 (Call 04/15/31)	31	31,485
2.90%, 04/01/41 (Call 10/01/40)	57	56,030
3.10%, 11/15/29 (Call 08/15/29)	25	26,676
3.15%, 07/15/23 (Call 06/15/23)	27	28,275
3.20%, 09/01/24 (Call 07/01/24)	37	39,479
3.25%, 01/15/51 (Call 07/15/50)	18	18,258
3.30%, 07/01/30 (Call 04/01/30)	52	56,165
3.65%, 09/01/27 (Call 06/01/27)	64	70,903
3.70%, 06/15/26 (Call 03/15/26)	15	16,514
3.80%, 02/15/28 (Call 11/15/27)	112	124,688
4.00%, 03/01/27 (Call 12/01/26)	10	11,228
4.00%, 11/15/49 (Call 05/15/49)	20	22,560
4.15%, 07/01/50 (Call 01/01/50)	38	44,184
4.30%, 02/15/29 (Call 11/15/28)	27	31,138
4.45%, 02/15/26 (Call 11/15/25)	57	64,189
4.75%, 05/15/47 (Call 11/15/46)	87	109,001
5.20%, 02/15/49 (Call 08/15/48)	37	48,537
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	105	99,856
2.90%, 11/15/24 (Call 10/15/24)	90	94,442
3.45%, 11/15/29 (Call 08/15/29)	51	53,642
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	39	38,045
2.88%, 11/15/29 (Call 08/15/29)	24	25,565
3.05%, 03/01/50 (Call 09/01/49)	27	27,095
3.25%, 06/30/26 (Call 03/30/26)	100	108,757
3.75%, 12/01/24 (Call 09/01/24)	20	21,694
4.00%, 09/15/28 (Call 06/15/28)	26	29,781
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	20	19,900
1.25%, 07/15/25 (Call 06/15/25)	34	34,020
1.55%, 03/15/28 (Call 01/15/28)	50	49,470
1.80%, 07/15/27 (Call 05/15/27)	110	111,715
2.15%, 07/15/30 (Call 04/15/30)	54	53,844
2.63%, 11/18/24 (Call 10/18/24)	167	175,502
2.90%, 11/18/26 (Call 09/18/26)	39	41,757
2.95%, 09/15/51 (Call 03/15/51)	44	42,487
3.00%, 07/15/50 (Call 01/15/50)	50	48,799
3.20%, 11/18/29 (Call 08/18/29)	41	44,189
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	100	98,416
2.50%, 02/15/30 (Call 11/15/29)	22	22,965
2.85%, 11/01/26 (Call 08/01/26)	20	21,475
3.00%, 04/15/23 (Call 01/15/23)	16	16,577
3.00%, 07/01/29 (Call 04/01/29)	150	162,660
3.25%, 08/01/27 (Call 05/01/27)	122	134,054
3.38%, 06/01/25 (Call 03/01/25)	25	27,073
3.50%, 03/01/28 (Call 12/01/27)	42	46,648
4.50%, 06/01/45 (Call 12/01/44)	15	19,146
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	10	9,985

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.20%, 06/15/29 (Call 03/15/29)	$115	$124,271
3.25%, 07/15/27 (Call 04/15/27)	15	16,333
3.50%, 06/01/30 (Call 03/01/30)	126	138,958
3.95%, 01/15/24 (Call 10/15/23)	25	26,725
4.50%, 12/01/44 (Call 06/01/44)	10	12,221
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	50	50,962
3.75%, 09/15/30(b)	25	25,449
6.00%, 04/15/25 (Call 04/15/22)(b)	20	21,095
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	10	9,983
2.88%, 01/15/31 (Call 10/15/30)	41	43,273
3.00%, 01/15/30 (Call 10/15/29)	20	21,404
3.25%, 07/15/26 (Call 05/15/26)	30	32,644
3.40%, 02/01/25 (Call 11/01/24)	2	2,147
4.00%, 06/01/25 (Call 03/01/25)	15	16,529
6.75%, 02/01/41 (Call 08/01/40)	54	82,882
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	25	26,624
Series E, 4.00%, 06/15/25 (Call 03/15/25)	30	32,436
Series F, 4.50%, 02/01/26 (Call 11/01/25)	72	79,519
Series H, 3.38%, 12/15/29 (Call 09/15/29)	77	80,259
Series I, 3.50%, 09/15/30 (Call 06/15/30)	17	17,905
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	50	51,457
4.88%, 09/15/27 (Call 09/15/22)(b)	45	46,974
4.88%, 09/15/29 (Call 09/15/24)(b)	45	47,475
5.00%, 07/15/28 (Call 07/15/23)(b)	20	20,942
5.25%, 03/15/28 (Call 12/27/22)(b)	40	42,125
5.25%, 07/15/30 (Call 07/15/25)(b)	60	63,915
5.63%, 07/15/32 (Call 07/15/26)(b)	30	32,619
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	30	31,374
4.75%, 10/01/24 (Call 07/01/24)	40	42,478
5.50%, 02/15/26 (Call 08/15/22)	25	26,194
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	40	40,147
3.05%, 02/15/30 (Call 11/15/29)	10	10,649
3.45%, 12/15/24 (Call 09/15/24)	10	10,691
3.80%, 01/15/23 (Call 10/15/22)	25	25,888
4.38%, 10/01/25 (Call 07/01/25)	35	38,987
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	20	20,128
2.70%, 10/01/30 (Call 07/01/30)	60	62,170
2.80%, 10/01/26 (Call 07/01/26)	14	14,970
3.13%, 06/01/23 (Call 03/01/23)	57	59,262
3.30%, 02/01/25 (Call 12/01/24)	5	5,371
3.40%, 11/01/22 (Call 09/01/22)	25	25,748
3.70%, 10/01/49 (Call 04/01/49)	43	47,549
4.13%, 12/01/46 (Call 06/01/46)	10	11,729
4.25%, 04/01/45 (Call 10/01/44)	15	17,685
4.45%, 09/01/47 (Call 03/01/47)	47	57,703
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	69	69,249
3.88%, 12/15/27 (Call 09/15/27)	55	62,077
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	15	16,483
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	20	19,035
2.13%, 04/15/27 (Call 02/15/27)	31	32,388
2.13%, 10/15/50 (Call 04/15/50)	52	45,847

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.25%, 04/15/30 (Call 01/15/30)	$59	$60,797
3.00%, 04/15/50 (Call 10/15/49)	12	12,593
3.25%, 10/01/26 (Call 07/01/26)	30	32,968
3.88%, 09/15/28 (Call 06/15/28)	115	132,401
4.38%, 02/01/29 (Call 11/01/28)	5	5,905
4.38%, 09/15/48 (Call 03/15/48)	35	45,353
Realty Income Corp.
3.25%, 01/15/31 (Call 10/15/30)	102	112,665
3.65%, 01/15/28 (Call 10/15/27)	10	11,227
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	40	42,566
3.60%, 02/01/27 (Call 11/01/26)	10	11,081
3.70%, 06/15/30 (Call 03/15/30)	30	33,630
4.40%, 02/01/47 (Call 08/01/46)	5	6,012
4.65%, 03/15/49 (Call 09/15/48)	20	24,920
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	75	73,703
3.88%, 02/15/27 (Call 02/15/23)	55	57,218
4.88%, 09/01/24 (Call 10/01/21)	30	30,462
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	5	5,366
3.50%, 02/12/25 (Call 11/14/24)(b)	70	75,229
3.63%, 01/28/26 (Call 12/28/25)(b)	75	81,967
3.75%, 03/23/27 (Call 12/23/26)(b)	5	5,534
4.38%, 05/28/30 (Call 02/28/30)(b)	35	41,092
Scentre Group Trust 2, 4.75%, 09/24/80 (Call 06/24/26)(a)(b)	205	218,356
Simon Property Group LP
2.20%, 02/01/31 (Call 11/01/30)	100	99,801
2.45%, 09/13/29 (Call 06/13/29)	8	8,262
2.65%, 07/15/30 (Call 04/15/30)	114	118,974
2.75%, 02/01/23 (Call 09/09/21)	5	5,141
3.25%, 11/30/26 (Call 08/30/26)	100	109,258
3.25%, 09/13/49 (Call 03/13/49)	24	24,704
3.38%, 12/01/27 (Call 09/01/27)	22	24,217
3.50%, 09/01/25 (Call 06/01/25)	10	10,908
3.75%, 02/01/24 (Call 11/01/23)	10	10,692
3.80%, 07/15/50 (Call 01/15/50)	55	62,010
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	25	25,670
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	20	20,204
4.75%, 03/15/25 (Call 09/15/24)	30	31,551
5.50%, 11/01/23 (Call 08/01/23)(b)	15	15,728
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 10/01/21)(b)	30	30,848
7.88%, 02/15/25 (Call 02/15/22)(b)	100	106,502
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	30	30,639
6.50%, 02/15/29 (Call 02/15/24)(b)	50	52,093
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	53	55,599
3.00%, 01/15/30 (Call 10/15/29)	25	26,348
3.25%, 10/15/26 (Call 07/15/26)	75	81,045
3.50%, 04/15/24 (Call 03/15/24)	35	37,297
3.50%, 02/01/25 (Call 11/01/24)	10	10,749
3.75%, 05/01/24 (Call 02/01/24)	19	20,316
3.85%, 04/01/27 (Call 01/01/27)	42	46,893
4.00%, 03/01/28 (Call 12/01/27)	22	24,764
4.13%, 01/15/26 (Call 10/15/25)	60	66,765
4.38%, 02/01/45 (Call 08/01/44)	50	58,297

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.40%, 01/15/29 (Call 10/15/28)	$17	$19,579
4.75%, 11/15/30 (Call 08/15/30)	77	91,816
4.88%, 04/15/49 (Call 10/15/48)	27	34,250
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(b)	30	30,753
3.75%, 02/15/27 (Call 02/15/23)(b)	25	26,016
4.13%, 08/15/30 (Call 02/15/25)(b)	55	58,720
4.25%, 12/01/26 (Call 12/01/22)(b)	55	57,807
4.63%, 12/01/29 (Call 12/01/24)(b)	35	38,033
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	80	83,366
3.50%, 06/15/29 (Call 03/15/29)(b)	60	63,052
4.13%, 09/20/28 (Call 06/20/28)(b)	40	43,944
4.63%, 09/20/48 (Call 03/20/48)(b)	19	20,641
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	126	127,031
2.70%, 02/15/27 (Call 12/15/26)	45	47,835
2.75%, 01/15/31 (Call 10/15/30)	65	67,762
3.63%, 03/15/24 (Call 02/15/24)	115	122,808
4.00%, 06/01/25 (Call 03/01/25)	135	148,497
4.13%, 03/15/29 (Call 12/15/28)	20	22,809
4.25%, 04/01/26 (Call 01/01/26)	40	44,949
4.25%, 04/15/28 (Call 01/15/28)	10	11,494
4.50%, 01/15/24 (Call 10/15/23)	10	10,798
4.95%, 09/01/48 (Call 03/01/48)	10	12,964
6.50%, 03/15/41 (Call 09/15/40)	30	43,456
WP Carey Inc.
2.40%, 02/01/31 (Call 11/01/30)	10	10,064
4.25%, 10/01/26 (Call 07/01/26)	90	102,037
4.60%, 04/01/24 (Call 01/01/24)	10	10,876
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(b)	25	25,781
6.38%, 08/15/25 (Call 08/15/22)(b)	10	10,620

		11,011,601

Retail — 1.3%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	92	92,325
3.90%, 04/15/30 (Call 01/15/30)	117	130,812
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	30	31,204
4.75%, 03/01/30 (Call 03/01/25)	25	26,382
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	10	9,900
3.50%, 11/15/24 (Call 09/15/24)	22	23,623
3.80%, 11/15/27 (Call 08/15/27)	15	16,585
4.50%, 10/01/25 (Call 07/01/25)	15	16,749
4.75%, 06/01/30 (Call 03/01/30)	76	89,694
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(b)	15	15,009
4.50%, 11/15/26 (Call 11/15/22)(b)	15	15,634
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	94	92,826
4.45%, 10/01/28 (Call 07/01/28)	35	40,796
Brinker International Inc.
3.88%, 05/15/23	10	10,303
5.00%, 10/01/24 (Call 07/01/24)(b)	20	21,149
Caleres Inc., 6.25%, 08/15/23 (Call 10/01/21)	3	3,010
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	69	76,598
4.55%, 02/15/48 (Call 08/15/47)	52	60,999

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)	$10	$10,604
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	15	15,578
3.50%, 04/03/30 (Call 01/03/30)	30	33,448
4.13%, 05/01/28 (Call 02/01/28)	10	11,513
4.13%, 04/03/50 (Call 10/03/49)	15	17,957
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(b)	20	19,684
Gap Inc. (The)
8.38%, 05/15/23(b)	25	27,866
8.63%, 05/15/25 (Call 05/15/22)(b)	40	43,716
8.88%, 05/15/27 (Call 05/15/23)(b)	45	51,805
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	10	9,755
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	30	30,539
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	15	15,117
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	75	72,949
1.38%, 03/15/31 (Call 12/15/30)	5	4,827
2.13%, 09/15/26 (Call 06/15/26)	50	52,622
2.38%, 03/15/51 (Call 09/15/50)	5	4,682
2.50%, 04/15/27 (Call 02/15/27)	176	188,218
2.70%, 04/01/23 (Call 01/01/23)	34	35,112
2.70%, 04/15/30 (Call 01/15/30)	64	68,755
2.80%, 09/14/27 (Call 06/14/27)	52	56,604
2.95%, 06/15/29 (Call 03/15/29)	65	71,162
3.00%, 04/01/26 (Call 01/01/26)	33	35,862
3.13%, 12/15/49 (Call 06/15/49)	67	71,815
3.30%, 04/15/40 (Call 10/15/39)	95	105,334
3.35%, 09/15/25 (Call 06/15/25)	5	5,471
3.35%, 04/15/50 (Call 10/15/49)	42	46,809
3.50%, 09/15/56 (Call 03/15/56)	45	51,378
3.75%, 02/15/24 (Call 11/15/23)	34	36,480
3.90%, 12/06/28 (Call 09/06/28)	85	98,703
4.25%, 04/01/46 (Call 10/01/45)	60	75,562
4.40%, 03/15/45 (Call 09/15/44)	52	66,478
4.50%, 12/06/48 (Call 06/06/48)	125	164,269
4.88%, 02/15/44 (Call 08/15/43)	71	95,687
5.40%, 09/15/40 (Call 03/15/40)	69	95,887
5.88%, 12/16/36	106	152,085
5.95%, 04/01/41 (Call 10/01/40)	77	113,186
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(b)	35	36,663
Kohl’s Corp., 3.38%, 05/01/31 (Call 02/01/31)	56	58,871
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	50	52,500
4.38%, 01/15/31 (Call 10/15/25)(b)	15	16,272
4.63%, 12/15/27 (Call 12/15/22)(b)	15	15,917
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	25	25,390
3.63%, 06/01/24 (Call 03/01/24)(d)	20	20,821
4.30%, 02/15/43 (Call 08/15/42)	10	8,731
4.38%, 09/01/23 (Call 06/01/23)	10	10,415
4.50%, 12/15/34 (Call 06/15/34)	15	14,678
5.13%, 01/15/42 (Call 07/15/41)	10	9,572
5.88%, 04/01/29 (Call 04/01/24)(b)	25	27,315
6.38%, 03/15/37	5	5,272
6.70%, 07/15/34(b)	10	10,957
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	5	5,099
2.13%, 03/01/30 (Call 12/01/29)	5	5,089

Security	Par (000)	Value

Retail (continued)
3.30%, 07/01/25 (Call 06/01/25)	$5	$5,421
3.50%, 07/01/27 (Call 05/01/27)	5	5,558
3.60%, 07/01/30 (Call 04/01/30)	5	5,646
3.63%, 09/01/49 (Call 03/01/49)	50	56,219
3.70%, 01/30/26 (Call 10/30/25)	5	5,536
4.20%, 04/01/50 (Call 10/01/49)	15	18,419
4.45%, 03/01/47 (Call 09/01/46)	21	26,175
4.60%, 05/26/45 (Call 11/26/44)	10	12,655
4.70%, 12/09/35 (Call 06/09/35)	15	18,779
4.88%, 07/15/40	35	44,959
4.88%, 12/09/45 (Call 06/09/45)	5	6,579
5.70%, 02/01/39	25	34,558
6.30%, 10/15/37	17	24,542
6.30%, 03/01/38	230	333,948
Michaels Companies Inc (The), 5.25%, 05/01/28 (Call 11/01/23)(b)	40	41,044
Michaels Companies Inc (The)., 7.88%, 05/01/29 (Call 05/01/24)(b)	55	56,472
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	35	36,705
4.38%, 04/01/30 (Call 01/01/30)(d)	30	31,263
5.00%, 01/15/44 (Call 07/15/43)	65	64,527
6.95%, 03/15/28	55	65,026
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	10	11,211
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 10/01/21)	35	36,126
8.75%, 04/30/25 (Call 04/30/22)(b)	15	16,313
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	89	90,842
2.45%, 06/15/26 (Call 03/15/26)	100	105,973
2.55%, 11/15/30 (Call 08/15/30)	43	44,854
3.10%, 03/01/23 (Call 02/01/23)	31	32,202
3.35%, 03/12/50 (Call 09/12/49)	66	70,603
3.50%, 03/01/28 (Call 12/01/27)	43	47,954
3.55%, 08/15/29 (Call 05/15/29)	135	151,397
3.75%, 12/01/47 (Call 06/01/47)	32	36,071
3.80%, 08/15/25 (Call 06/15/25)	91	100,507
3.85%, 10/01/23 (Call 07/01/23)	46	48,888
4.30%, 06/15/45 (Call 12/15/44)	15	18,141
4.45%, 08/15/49 (Call 02/15/49)	30	37,811
4.50%, 11/15/48 (Call 05/15/48)	46	58,305
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	5	5,256
2.50%, 04/15/26	5	5,374
2.65%, 09/15/30 (Call 06/15/30)	5	5,392
3.63%, 04/15/46	60	72,139
3.90%, 11/15/47 (Call 05/15/47)	55	69,447
4.00%, 07/01/42	5	6,287
6.50%, 10/15/37	10	15,512
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	100	105,531
2.50%, 05/15/23 (Call 02/15/23)	58	59,875
3.88%, 04/15/30 (Call 01/15/30)	53	61,214
4.50%, 04/15/50 (Call 10/15/49)	35	46,902
Walgreen Co., 3.10%, 09/15/22	42	43,165
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)	15	16,206
3.45%, 06/01/26 (Call 03/01/26)	95	103,712
3.80%, 11/18/24 (Call 08/18/24)	5	5,429
4.10%, 04/15/50 (Call 10/15/49)	45	51,117

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.50%, 11/18/34 (Call 05/18/34)	$12	$14,192
4.65%, 06/01/46 (Call 12/01/45)	75	89,785
4.80%, 11/18/44 (Call 05/18/44)	15	18,474
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	50	51,406
4.63%, 01/31/32 (Call 10/01/26)	50	54,326
4.75%, 01/15/30 (Call 10/15/29)(b)	40	44,116
5.35%, 11/01/43 (Call 05/01/43)	15	16,682
6.88%, 11/15/37	20	25,937
7.75%, 04/01/25 (Call 04/01/22)(b)	50	53,863

		5,997,247

Savings & Loans — 0.0%
Nationwide Building Society
1.00%, 08/28/25(b)	10	9,981
3.77%, 03/08/24 (Call 03/08/23)(a)(b)	10	10,460
3.96%, 07/18/30 (Call 07/18/29)(a)(b)	15	16,918
4.36%, 08/01/24 (Call 08/01/23)(a)(b)	20	21,345
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	60	61,941

		120,645

Semiconductors — 0.9%
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(b)	20	21,396
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	50	51,888
2.95%, 04/01/25 (Call 03/01/25)	32	34,215
3.13%, 12/05/23 (Call 10/05/23)	142	149,853
3.50%, 12/05/26 (Call 09/05/26)	45	49,804
3.90%, 12/15/25 (Call 09/15/25)	47	52,373
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	72	71,676
2.75%, 06/01/50 (Call 12/01/49)	64	64,202
3.30%, 04/01/27 (Call 01/01/27)	57	63,130
3.90%, 10/01/25 (Call 07/01/25)	119	132,548
4.35%, 04/01/47 (Call 10/01/46)	17	21,785
5.10%, 10/01/35 (Call 04/01/35)	44	58,638
5.85%, 06/15/41	94	139,633
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	15	15,499
4.38%, 04/15/28 (Call 04/15/23)(b)	25	26,374
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	62	62,493
2.88%, 06/15/50 (Call 12/15/49)	64	65,761
3.13%, 06/15/60 (Call 12/15/59)	24	25,419
3.75%, 03/15/26 (Call 01/15/26)	133	148,580
3.80%, 03/15/25 (Call 12/15/24)	12	13,162
4.00%, 03/15/29 (Call 12/15/28)	63	73,033
4.88%, 03/15/49 (Call 09/15/48)	37	51,044
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(b)	136	136,960
2.45%, 04/15/28 (Call 02/15/28)(b)	12	12,342
2.95%, 04/15/31 (Call 01/15/31)(b)	7	7,267
4.20%, 06/22/23 (Call 05/22/23)(b)	57	60,389
4.88%, 06/22/28 (Call 03/22/28)(b)	41	47,727
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	30	31,120
Micron Technology Inc.
2.50%, 04/24/23	74	76,373
4.19%, 02/15/27 (Call 12/15/26)	37	42,043
4.64%, 02/06/24 (Call 01/06/24)	41	44,618

Security	Par (000)	Value

Semiconductors (continued)
4.66%, 02/15/30 (Call 11/15/29)	$59	$69,117
4.98%, 02/06/26 (Call 12/06/25)	100	115,083
5.33%, 02/06/29 (Call 11/06/28)	36	43,556
NVIDIA Corp.
0.31%, 06/15/23 (Call 06/15/22)	5	5,001
0.58%, 06/14/24 (Call 06/14/23)	5	5,012
1.55%, 06/15/28 (Call 04/15/28)	7	7,035
2.00%, 06/15/31 (Call 03/15/31)	7	7,063
2.85%, 04/01/30 (Call 01/01/30)	56	60,637
3.20%, 09/16/26 (Call 06/16/26)	51	56,110
3.50%, 04/01/40 (Call 10/01/39)	69	78,576
3.50%, 04/01/50 (Call 10/01/49)	121	138,910
3.70%, 04/01/60 (Call 10/01/59)	12	14,301
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(b)	10	10,951
5.55%, 12/01/28 (Call 09/01/28)(b)	24	29,402
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(b)	27	27,773
2.70%, 05/01/25 (Call 04/01/25)(b)	17	17,885
3.15%, 05/01/27 (Call 03/01/27)(b)	42	45,102
3.25%, 05/11/41 (Call 11/11/40)(b)	10	10,607
3.40%, 05/01/30 (Call 02/01/30)(b)	19	20,853
4.30%, 06/18/29 (Call 03/18/29)(b)	100	114,970
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	30	31,543
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(b)	45	47,913
4.38%, 10/15/29 (Call 10/15/24)	35	38,805
SK Hynix Inc., 1.50%, 01/19/26(c)	200	198,878
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	127	129,113
3.00%, 06/01/31 (Call 03/01/31)	32	33,310
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	10	10,197
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	132	134,633
1.75%, 05/04/30 (Call 02/04/30)	103	103,007
2.25%, 05/01/23 (Call 02/01/23)	15	15,423
2.25%, 09/04/29 (Call 06/04/29)	55	57,462
2.63%, 05/15/24 (Call 03/15/24)	31	32,637
2.90%, 11/03/27 (Call 08/03/27)	52	56,892
3.88%, 03/15/39 (Call 09/15/38)	62	74,983
4.15%, 05/15/48 (Call 11/15/47)	29	36,715
TSMC Global Ltd., 1.00%, 09/28/27(c)	200	194,354
TSMC GLOBAL Ltd. Co., 1.75%, 04/23/28(c)	200	200,930
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	51	52,423
2.95%, 06/01/24 (Call 04/01/24)	86	90,819

		4,269,326

Software — 0.7%
Adobe Inc.
1.70%, 02/01/23	109	111,264
1.90%, 02/01/25 (Call 01/01/25)	40	41,512
2.15%, 02/01/27 (Call 12/01/26)	40	42,020
2.30%, 02/01/30 (Call 11/01/29)	40	41,776
3.25%, 02/01/25 (Call 11/01/24)	67	72,241
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	50	53,116
3.50%, 06/15/27 (Call 03/15/27)	52	57,602
3.60%, 12/15/22 (Call 09/15/22)	15	15,471
4.38%, 06/15/25 (Call 03/15/25)	22	24,516

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	$45	$45,555
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	45	47,747
3.40%, 06/27/26 (Call 03/27/26)	30	32,975
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	30	31,291
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	30	31,601
5.00%, 10/15/24 (Call 07/15/24)	20	22,169
5.25%, 05/15/29 (Call 05/15/24)(b)	35	38,036
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	38	40,038
4.50%, 12/01/27 (Call 09/01/27)	46	52,440
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	45	45,775
4.88%, 07/01/29 (Call 06/30/24)(b)	45	46,397
Donnelley Financial Solutions Inc., 8.25%, 10/15/24 (Call 10/15/21)	15	15,413
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	25	25,410
Electronic Arts Inc.
2.95%, 02/15/51 (Call 08/15/50)	10	9,886
4.80%, 03/01/26 (Call 12/01/25)	37	42,522
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(b)	15	15,584
5.25%, 05/15/26 (Call 02/15/26)(b)	15	17,109
Fidelity National Information Services Inc.
1.65%, 03/01/28 (Call 01/01/28)	25	24,998
3.10%, 03/01/41 (Call 09/01/40)	36	37,409
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	50	51,967
2.65%, 06/01/30 (Call 03/01/30)	34	35,312
2.75%, 07/01/24 (Call 06/01/24)	60	63,396
3.20%, 07/01/26 (Call 05/01/26)	104	113,047
3.50%, 07/01/29 (Call 04/01/29)	70	77,016
3.80%, 10/01/23 (Call 09/01/23)	87	92,776
3.85%, 06/01/25 (Call 03/01/25)	47	51,607
4.20%, 10/01/28 (Call 07/01/28)	15	17,232
4.40%, 07/01/49 (Call 01/01/49)	72	88,242
Intuit Inc.
0.65%, 07/15/23	47	47,265
0.95%, 07/15/25 (Call 06/15/25)	37	37,148
1.35%, 07/15/27 (Call 05/15/27)	2	2,020
1.65%, 07/15/30 (Call 04/15/30)	12	11,960
Microsoft Corp.
3.04%, 03/17/62 (Call 09/17/61)	25	27,180
4.75%, 11/03/55 (Call 05/03/55)	0	360
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	20	20,794
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	40	41,778
5.88%, 06/01/26 (Call 10/01/21)(b)	25	25,886
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(b)	30	31,573
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(b)	25	25,602
4.00%, 02/15/28 (Call 02/15/23)(b)	25	25,877
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)	25	24,025
5.38%, 12/01/28 (Call 12/01/23)(b)(d)	25	24,778
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	45	44,901

Security	Par (000)	Value

Software (continued)
1.40%, 09/15/27 (Call 07/15/27)	$15	$14,936
1.75%, 02/15/31 (Call 11/15/30)	26	25,181
2.00%, 06/30/30 (Call 03/30/30)	30	29,868
2.35%, 09/15/24 (Call 08/15/24)	50	52,340
2.95%, 09/15/29 (Call 06/15/29)	20	21,501
3.13%, 11/15/22 (Call 08/15/22)	15	15,394
3.65%, 09/15/23 (Call 08/15/23)	53	56,282
3.80%, 12/15/26 (Call 09/15/26)	64	71,587
3.85%, 12/15/25 (Call 09/15/25)	57	63,100
4.20%, 09/15/28 (Call 06/15/28)	10	11,540
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	110	110,445
2.90%, 07/15/51 (Call 01/15/51)	25	25,670
3.25%, 04/11/23 (Call 03/11/23)	115	120,237
3.70%, 04/11/28 (Call 01/11/28)	50	56,870
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	100	95,015
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	25	25,869
3.88%, 03/15/31 (Call 03/15/26)	25	26,125
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	10	9,989
3.90%, 08/21/27 (Call 05/21/27)	37	41,453
4.50%, 05/15/25 (Call 04/15/25)	38	42,451
4.65%, 05/15/27 (Call 03/15/27)	82	94,818
4.70%, 05/15/30 (Call 02/15/30)	67	80,039
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)	35	35,288

		3,189,613

Telecommunications — 2.3%
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	50	52,764
Bell Canada
4.30%, 07/29/49 (Call 01/29/49)	42	50,885
4.46%, 04/01/48 (Call 10/01/47)	44	54,782
Series US-3, 0.75%, 03/17/24	100	100,354
Bharti Airtel Ltd., 4.38%, 06/10/25(c)	200	217,368
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	210	222,190
4.25%, 11/08/49 (Call 05/08/49)(b)	10	11,111
9.63%, 12/15/30	145	223,831
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 10/01/21)(b)	30	30,615
8.00%, 10/15/25 (Call 10/15/21)(b)	10	10,466
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	129	133,751
2.50%, 09/20/26 (Call 06/20/26)	102	109,745
2.95%, 02/28/26	52	56,721
3.50%, 06/15/25	22	24,233
3.63%, 03/04/24	61	65,842
5.50%, 01/15/40	80	113,173
5.90%, 02/15/39	44	64,046
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	50	50,571
6.00%, 03/01/26 (Call 03/01/22)(b)	65	68,134
7.13%, 07/01/28 (Call 07/01/23)(b)	35	36,654
8.25%, 03/01/27 (Call 03/01/22)(b)	45	47,408
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(b)	35	34,486
6.00%, 06/15/25 (Call 09/13/21)(b)	59	60,006

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	$25	$25,805
6.50%, 10/01/28 (Call 10/01/23)(b)	20	21,874
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	42	48,365
4.38%, 11/15/57 (Call 05/15/57)	17	20,940
4.70%, 03/15/37	14	16,995
4.75%, 03/15/42	25	31,907
5.35%, 11/15/48 (Call 05/15/48)	66	92,142
5.45%, 11/15/79 (Call 05/19/79)	74	104,931
5.75%, 08/15/40	6	8,268
5.85%, 11/15/68 (Call 05/15/68)	17	25,406
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(c)	200	220,832
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	7	6,995
2.00%, 12/10/30 (Call 09/10/30)	7	6,772
5.95%, 03/15/41	20	26,954
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	35	36,386
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	67	66,665
4.00%, 09/01/24	72	78,615
4.60%, 02/23/28 (Call 11/23/27)	59	68,613
4.60%, 05/23/29 (Call 02/23/29)	12	14,078
5.50%, 09/01/44	89	116,769
Nokia OYJ
4.38%, 06/12/27	30	33,231
6.63%, 05/15/39	15	20,851
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	5	4,997
1.59%, 04/03/28 (Call 02/03/28)(b)	5	5,001
2.07%, 04/03/31 (Call 01/03/31)(b)	5	5,129
Ooredoo International Finance Ltd., 2.63%, 04/08/31(c)	200	206,176
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(b)	25	23,940
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28 (Call 10/01/23)(b)	20	21,462
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	59	63,166
3.00%, 03/15/23 (Call 12/15/22)	15	15,483
3.63%, 12/15/25 (Call 09/15/25)	77	84,520
3.70%, 11/15/49 (Call 05/15/49)	95	101,244
4.10%, 10/01/23 (Call 07/01/23)	40	42,562
4.30%, 02/15/48 (Call 08/15/47)	54	62,200
4.35%, 05/01/49 (Call 11/01/48)	56	65,538
4.50%, 03/15/43 (Call 09/15/42)	5	5,872
5.00%, 03/15/44 (Call 09/15/43)	93	116,842
7.50%, 08/15/38	7	10,864
SES Global Americas Holdings GP, 5.30%, 03/25/44(b)	48	56,581
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29 (Call 05/28/29)(c)	200	208,250
Telecom Italia Capital SA
6.00%, 09/30/34	50	56,845
6.38%, 11/15/33	50	58,715
7.20%, 07/18/36	45	56,565
7.72%, 06/04/38	45	58,477
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	65	70,564
Telefonica Emisiones SA
5.21%, 03/08/47	150	189,054
7.05%, 06/20/36	219	318,306
Telefonica Europe BV, 8.25%, 09/15/30	66	96,471

Security	Par (000)	Value

Telecommunications (continued)
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	$22	$23,595
3.70%, 09/15/27 (Call 06/15/27)	55	62,074
4.30%, 06/15/49 (Call 12/15/48)	39	47,580
4.60%, 11/16/48 (Call 05/16/48)	25	32,226
United States Cellular Corp., 6.70%, 12/15/33	25	30,465
VEON Holdings BV, 3.38%, 11/25/27 (Call 08/25/27)(b)	200	203,604
Verizon Communications Inc.
0.75%, 03/22/24	113	113,443
0.85%, 11/20/25 (Call 10/20/25)	112	111,151
1.50%, 09/18/30 (Call 06/18/30)	32	30,845
1.68%, 10/30/30 (Call 07/30/30)	100	96,530
1.75%, 01/20/31 (Call 10/20/30)	73	70,581
2.10%, 03/22/28 (Call 01/22/28)	119	122,190
2.55%, 03/21/31 (Call 12/21/30)	167	172,441
2.63%, 08/15/26	115	122,392
2.65%, 11/20/40 (Call 05/20/40)	88	85,233
2.88%, 11/20/50 (Call 05/20/50)	43	41,354
2.99%, 10/30/56 (Call 04/30/56)	165	159,159
3.00%, 03/22/27 (Call 01/22/27)	22	23,793
3.00%, 11/20/60 (Call 05/20/60)	22	21,160
3.15%, 03/22/30 (Call 12/22/29)	64	69,365
3.40%, 03/22/41 (Call 09/22/40)	112	119,943
3.55%, 03/22/51 (Call 09/22/50)	159	172,790
3.70%, 03/22/61 (Call 09/22/60)	135	148,372
3.85%, 11/01/42 (Call 05/01/42)	87	99,121
3.88%, 02/08/29 (Call 11/08/28)	74	84,350
4.00%, 03/22/50 (Call 09/22/49)	59	68,544
4.02%, 12/03/29 (Call 09/03/29)	143	164,663
4.13%, 03/16/27	59	67,416
4.13%, 08/15/46	85	99,821
4.15%, 03/15/24 (Call 12/15/23)	42	45,466
4.27%, 01/15/36	100	119,388
4.33%, 09/21/28	131	152,825
4.40%, 11/01/34 (Call 05/01/34)	87	104,873
4.50%, 08/10/33	111	134,378
4.52%, 09/15/48	120	151,172
4.67%, 03/15/55	196	254,773
4.75%, 11/01/41	92	115,080
4.81%, 03/15/39	49	62,240
4.86%, 08/21/46	99	129,084
5.01%, 04/15/49	40	53,474
5.01%, 08/21/54	115	158,280
5.25%, 03/16/37	89	117,866
5.50%, 03/16/47	77	109,083
5.85%, 09/15/35	72	99,159
6.40%, 09/15/33	7	9,676
6.55%, 09/15/43	17	27,148
7.75%, 12/01/30	15	21,892
Vodafone Group PLC
2.95%, 02/19/23	7	7,256
3.25%, 06/04/81 (Call 06/04/26)(a)	15	15,229
3.75%, 01/16/24	26	28,006
4.13%, 05/30/25	12	13,362
4.13%, 06/04/81 (Call 03/04/31)(a)	35	35,523
4.25%, 09/17/50	29	34,290
4.38%, 05/30/28	12	13,943
4.38%, 02/19/43	19	22,570
4.88%, 06/19/49	271	347,539
5.00%, 05/30/38	134	170,758

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.13%, 06/19/59	$23	$30,790
5.13%, 06/04/81 (Call 12/04/50)(a)	50	51,288
5.25%, 05/30/48	19	25,296
6.25%, 11/30/32	2	2,715
7.00%, 04/04/79 (Call 01/04/29)(a)	95	117,375

		10,383,352

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	15	15,938
3.50%, 09/15/27 (Call 06/15/27)	15	16,471
3.55%, 11/19/26 (Call 09/19/26)	40	43,865
3.90%, 11/19/29 (Call 08/19/29)	60	67,087
5.10%, 05/15/44 (Call 11/15/43)	88	107,990
6.35%, 03/15/40	81	113,457

		364,808

Transportation — 0.2%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	12	13,168
4.50%, 06/20/29 (Call 03/20/29)(b)	10	11,702
Central Japan Railway Co., 3.40%, 09/06/23 (Call 08/06/23)(c)	10	10,557
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	57	65,431
MTR Corp. Ltd., 1.63%, 08/19/30(c)	400	395,244
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	35	35,676
2.50%, 09/01/24 (Call 08/01/24)	50	52,398
2.90%, 12/01/26 (Call 10/01/26)	99	106,220
3.35%, 09/01/25 (Call 08/01/25)	121	130,784
3.40%, 03/01/23 (Call 02/01/23)	20	20,825
3.65%, 03/18/24 (Call 02/18/24)	60	64,300
3.75%, 06/09/23 (Call 05/09/23)	62	65,399
3.88%, 12/01/23 (Call 11/01/23)	15	16,056
4.63%, 06/01/25 (Call 05/01/25)	17	19,106

		1,006,866

Trucking & Leasing — 0.2%
CMB International Leasing Management Ltd.
2.75%, 08/12/30(c)	200	196,520
3.00%, 07/03/24(c)	200	208,162
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	20	19,247
3.10%, 06/01/51 (Call 12/01/50)	25	24,005
3.25%, 09/15/26 (Call 06/15/26)	10	10,805
3.50%, 03/15/28 (Call 12/15/27)	10	11,049
4.00%, 06/30/30 (Call 03/30/30)	25	28,358
4.35%, 02/15/24 (Call 01/15/24)	55	59,537
4.55%, 11/07/28 (Call 08/07/28)	21	24,557
5.20%, 03/15/44 (Call 09/15/43)	25	32,413
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.70%, 06/15/26 (Call 05/15/26)(b)	22	22,239
2.70%, 03/14/23 (Call 02/14/23)(b)	12	12,372
2.70%, 11/01/24 (Call 10/01/24)(b)	22	23,135
3.35%, 11/01/29 (Call 08/01/29)(b)	12	12,971
3.95%, 03/10/25 (Call 01/10/25)(b)	12	13,104
4.00%, 07/15/25 (Call 06/15/25)(b)	2	2,200
4.45%, 01/29/26 (Call 11/29/25)(b)	2	2,248

		702,922

Unknown BI — 0.0%
Mitsubishi HC Capital Inc., 3.97%, 04/13/30(b)	10	11,415

Security	Par (000)	Value

Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	$5	$5,422
3.40%, 03/01/25 (Call 12/01/24)	30	32,501
3.45%, 06/01/29 (Call 03/01/29)	52	57,884
3.45%, 05/01/50 (Call 11/01/49)	39	42,771
3.75%, 09/01/28 (Call 06/01/28)	25	28,364
3.75%, 09/01/47 (Call 03/01/47)	46	52,729
4.00%, 12/01/46 (Call 06/01/46)	75	89,842
4.15%, 06/01/49 (Call 12/01/48)	27	33,000
4.20%, 09/01/48 (Call 03/01/48)	15	18,504
4.30%, 12/01/42 (Call 06/01/42)	62	76,536
4.30%, 09/01/45 (Call 03/01/45)	10	12,309
6.59%, 10/15/37	80	120,076

		569,938

Total Corporate Bonds & Notes — 34.5% (Cost: $154,396,187)		155,370,974

Foreign Government Obligations

Argentina — 0.2%
Argentina Bonar Bonds
0.50%, 07/09/30(g)	395	137,720
1.00%, 07/09/29	130	46,158
1.13%, 07/09/35(g)	165	52,166
2.00%, 01/09/38(g)	80	29,144
2.50%, 07/09/41(g)	150	54,087
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 10/01/21)(g)	285	110,913
1.00%, 07/09/29 (Call 10/01/21)	50	20,395
1.13%, 07/09/35 (Call 10/01/21)(g)	270	93,604
1.13%, 07/09/46 (Call 10/01/21)(g)	160	56,093
2.00%, 01/09/38 (Call 10/01/21)(g)	200	81,702
2.50%, 07/09/41 (Call 10/01/21)(g)	180	69,802

		751,784

Bermuda — 0.0%
Bermuda Government International Bond, 2.38%, 08/20/30(c)	105	105,986

Brazil — 0.2%
Brazilian Government International Bond
3.88%, 06/12/30	200	200,894
5.63%, 01/07/41	100	106,452
7.13%, 01/20/37	200	250,562
10.13%, 05/15/27	200	282,330

		840,238

Canada — 0.7%
Canada Government International Bond
1.63%, 01/22/25	190	197,100
2.00%, 11/15/22	178	181,966
Export Development Canada
1.38%, 02/24/23	195	198,467
2.63%, 02/21/24	150	158,260
2.75%, 03/15/23	25	25,977
Province of Alberta Canada
1.00%, 05/20/25	105	106,063
1.30%, 07/22/30	170	165,605
3.30%, 03/15/28	105	118,327
Province of British Columbia Canada
2.00%, 10/23/22	105	107,170
2.25%, 06/02/26	20	21,313

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
6.50%, 01/15/26	$25	$30,760
Province of Manitoba Canada, 3.05%, 05/14/24	12	12,811
Province of New Brunswick Canada, 3.63%, 02/24/28	45	51,762
Province of Ontario Canada
1.05%, 05/21/27	190	189,840
2.20%, 10/03/22	110	112,404
2.30%, 06/15/26	25	26,649
2.50%, 04/27/26	290	311,677
3.05%, 01/29/24	25	26,587
3.20%, 05/16/24	152	163,113
3.40%, 10/17/23	31	33,015
Province of Quebec Canada
0.60%, 07/23/25	55	54,787
1.35%, 05/28/30	60	59,415
2.50%, 04/20/26	145	156,006
2.63%, 02/13/23	230	238,045
2.75%, 04/12/27	173	189,139
Series QO, 2.88%, 10/16/24	160	171,595
Series QW, 2.50%, 04/09/24	10	10,533
Series QX, 1.50%, 02/11/25	128	131,759

		3,250,145

Chile — 0.1%
Chile Government International Bond
3.24%, 02/06/28 (Call 11/06/27)	200	217,326
3.86%, 06/21/47	200	226,786

		444,112

Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	200	211,818
6.13%, 01/18/41	100	116,842
7.38%, 09/18/37	200	258,726
8.13%, 05/21/24	25	29,201

		616,587

Costa Rica — 0.1%
Costa Rica Government International Bond, 4.38%, 04/30/25(c)	200	207,296

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	80	99,754

France — 0.1%
Caisse d’Amortissement de la Dette Sociale, 0.38%, 09/23/25(b)	270	266,395

Germany — 0.1%
FMS Wertmanagement
2.75%, 03/06/23	310	321,935
2.75%, 01/30/24	10	10,572

		332,507

Hong Kong — 0.0%
Hong Kong Government International Bond, 1.38%, 02/02/31(b)	200	197,288

Hungary — 0.0%
Hungary Government International Bond
5.38%, 02/21/23	50	53,637
7.63%, 03/29/41	50	85,058

		138,695

Security	Par (000)	Value

Israel — 0.1%
State of Israel
3.38%, 01/15/50	$200	$218,280
3.80%, 05/13/60(c)	200	231,726

		450,006

Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	220	228,985
5.38%, 06/15/33	212	271,956

		500,941

Japan — 0.3%
Development Bank of Japan Inc., 3.13%, 09/06/23(b)	200	210,978
Japan Bank for International Cooperation
0.63%, 07/15/25	200	198,822
1.75%, 01/23/23	200	204,224
1.88%, 04/15/31	260	268,736
2.50%, 06/01/22	200	203,472
2.75%, 01/21/26	200	216,004
2.88%, 07/21/27	200	219,544

		1,521,780

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 5.13%, 07/21/25(c)	200	231,404

Norway — 0.1%
Kommunalbanken AS
0.88%, 03/12/25(b)	200	201,836
1.13%, 06/14/30(b)	200	195,636

		397,472

Panama — 0.2%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	200	195,138
4.50%, 04/16/50 (Call 10/16/49)	200	229,060
6.70%, 01/26/36	100	137,286
9.38%, 04/01/29	100	148,358

		709,842

Paraguay — 0.1%
Paraguay Government International Bond, 5.00%, 04/15/26(c)	200	226,590

Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	100	103,660
2.78%, 12/01/60 (Call 06/01/60)	100	89,848
5.63%, 11/18/50	50	69,668
6.55%, 03/14/37	100	138,459
8.75%, 11/21/33	100	157,343

		558,978

Poland — 0.0%
Republic of Poland Government International Bond, 4.00%, 01/22/24	100	108,427

Qatar — 0.3%
Qatar Government International Bond
3.75%, 04/16/30(c)	200	228,058
3.88%, 04/23/23(c)	200	211,348
4.00%, 03/14/29(c)	200	230,576
4.63%, 06/02/46(c)	200	253,916
5.10%, 04/23/48(c)	200	269,758
5.75%, 01/20/42(b)	200	282,980

		1,476,636

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Romania — 0.0%
Romanian Government International Bond
3.00%, 02/14/31(c)	$100	$104,362
6.13%, 01/22/44(c)	50	68,624

		172,986

Russia — 0.2%
Russian Foreign Bond-Eurobond
4.38%, 03/21/29(c)	200	228,604
5.10%, 03/28/35(c)	200	243,788
5.63%, 04/04/42(c)	200	265,838
12.75%, 06/24/28(c)	200	335,000

		1,073,230

South Africa — 0.1%
Republic of South Africa Government International Bond
5.65%, 09/27/47	200	201,310
5.88%, 09/16/25	200	225,972

		427,282

South Korea — 0.1%
Korea International Bond, 2.75%, 01/19/27	200	217,066
Korea National Oil Corp., 2.50%, 10/24/26(c)	200	212,410

		429,476

Supranational — 2.4%
African Development Bank
0.75%, 04/03/23	202	203,763
0.88%, 03/23/26	130	130,637
1.63%, 09/16/22	110	111,687
2.13%, 11/16/22	60	61,437
3.00%, 09/20/23	195	205,828
Asian Development Bank
0.25%, 07/14/23	149	149,088
0.25%, 10/06/23	150	149,919
0.38%, 06/11/24	7	6,994
0.38%, 09/03/25	80	79,103
0.50%, 02/04/26	265	262,159
0.63%, 04/29/25	165	165,208
0.75%, 10/08/30(d)	160	152,248
1.00%, 04/14/26	24	24,256
1.25%, 06/09/28	20	20,195
1.50%, 10/18/24	186	191,852
1.50%, 03/04/31	10	10,145
1.63%, 01/24/23	41	41,837
1.75%, 09/13/22	40	40,668
1.75%, 08/14/26	10	10,443
1.75%, 09/19/29	55	57,240
1.88%, 01/24/30	40	41,949
2.00%, 01/22/25	105	110,147
2.00%, 04/24/26	94	99,260
2.13%, 03/19/25	69	72,802
2.50%, 11/02/27	15	16,329
2.63%, 01/30/24	115	121,323
2.75%, 03/17/23	164	170,506
2.75%, 01/19/28	10	11,050
3.13%, 09/26/28	10	11,356
5.82%, 06/16/28	100	130,394
6.22%, 08/15/27	10	12,839
6.38%, 10/01/28	10	13,388
Council of Europe Development Bank
1.38%, 02/27/25	20	20,550
2.63%, 02/13/23	80	82,828

Security	Par (000)	Value

Supranational (continued)
European Bank for Reconstruction & Development
0.25%, 07/10/23	$9	$9,004
0.50%, 05/19/25	69	68,716
0.50%, 11/25/25	20	19,831
0.50%, 01/28/26	110	108,918
1.50%, 02/13/25	40	41,279
2.75%, 03/07/23	130	135,044
European Investment Bank
0.25%, 09/15/23	45	44,996
0.38%, 12/15/25	55	54,275
0.38%, 03/26/26	15	14,755
0.63%, 07/25/25	50	49,992
0.63%, 10/21/27	10	9,779
0.75%, 09/23/30	154	146,827
0.88%, 05/17/30	34	32,880
1.38%, 09/06/22	50	50,629
1.38%, 05/15/23	100	102,008
1.63%, 03/14/25	137	142,072
1.63%, 10/09/29	10	10,333
1.63%, 05/13/31	5	5,127
1.88%, 02/10/25	201	210,121
2.13%, 04/13/26	105	111,545
2.25%, 06/24/24	45	47,308
2.38%, 05/24/27	120	129,612
2.50%, 03/15/23	118	122,211
2.50%, 10/15/24	144	153,039
2.63%, 03/15/24	25	26,429
2.88%, 08/15/23	30	31,538
3.13%, 12/14/23	206	219,207
3.25%, 01/29/24	313	334,822
4.88%, 02/15/36	57	80,125
European Stability Mechanism, 0.38%, 09/10/25(b)	200	197,488
Inter-American Development Bank
0.25%, 11/15/23	25	24,977
0.50%, 05/24/23	80	80,429
0.63%, 07/15/25	15	14,998
0.63%, 09/16/27	35	34,226
0.88%, 04/03/25	25	25,256
1.13%, 01/13/31	10	9,819
1.75%, 09/14/22	85	86,420
1.75%, 03/14/25	75	78,080
2.00%, 06/02/26	50	52,810
2.00%, 07/23/26	200	211,190
2.13%, 01/15/25	136	143,145
2.25%, 06/18/29	101	108,796
2.38%, 07/07/27	5	5,396
2.50%, 01/18/23	84	86,723
2.63%, 01/16/24	72	75,897
3.00%, 09/26/22	20	20,611
3.00%, 10/04/23	176	186,014
3.00%, 02/21/24	177	188,484
3.13%, 09/18/28	61	69,198
3.20%, 08/07/42	5	5,935
3.88%, 10/28/41	150	196,176
4.38%, 01/24/44	79	110,917
International Bank for Reconstruction & Development
0.13%, 04/20/23	82	81,927
0.25%, 11/24/23	59	58,954
0.38%, 07/28/25	90	89,105
0.63%, 04/22/25	97	97,145

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
0.75%, 03/11/25	$210	$211,315
0.75%, 11/24/27	154	151,424
0.75%, 08/26/30	66	62,922
0.88%, 07/15/26	5	5,020
0.88%, 05/14/30	54	52,240
1.25%, 02/10/31	21	20,829
1.50%, 08/28/24	165	170,150
1.60%, 10/20/26 (Call 10/20/21)(c)(g)	104	104,096
1.63%, 01/15/25	135	139,957
1.75%, 04/19/23	70	71,775
1.75%, 10/23/29	150	156,067
1.88%, 10/07/22	80	81,532
1.88%, 06/19/23	49	50,464
1.88%, 10/27/26	38	39,958
2.50%, 03/19/24	352	371,061
2.50%, 11/25/24	142	151,095
2.50%, 07/29/25	72	77,167
2.50%, 11/22/27	10	10,900
3.00%, 09/27/23	91	96,140
3.13%, 11/20/25	30	33,051
4.75%, 02/15/35	45	61,122
7.63%, 01/19/23	45	49,633
Series GDIF, 0.65%, 02/10/26 (Call 11/10/21)	5	4,922
Series GDIF, 1.38%, 04/20/28	110	112,004
International Finance Corp.
0.38%, 07/16/25	75	74,296
0.75%, 08/27/30	40	38,126
1.38%, 10/16/24	75	77,050
2.00%, 10/24/22	5	5,106
2.13%, 04/07/26	95	100,848
2.88%, 07/31/23	63	66,153
Nordic Investment Bank, 0.38%, 09/11/25	200	197,720

		10,686,109

Sweden — 0.1%
Svensk Exportkredit AB, 0.50%, 08/26/25	200	198,198

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
1.63%, 06/02/28(c)	200	200,786
1.70%, 03/02/31(c)	200	196,710
2.50%, 09/30/29(c)	200	211,498
3.13%, 10/11/27(c)	200	220,812
4.13%, 10/11/47(c)	200	241,134
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(c)	200	203,584

		1,274,524

United Kingdom — 0.0%
Bank of England Euro Note, 0.50%, 04/28/23(b)	145	145,706

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	100	120,100
4.98%, 04/20/55	25	32,970
5.10%, 06/18/50	50	66,828
7.63%, 03/21/36	100	153,186
7.88%, 01/15/33	50	75,594

		448,678

Total Foreign Government Obligations — 6.3% (Cost: $28,299,187)		28,289,052

Security	Par (000)	Value

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 24.6%
Federal Home Loan Mortgage Corp.
2.00%, 08/01/36	$251	$261,075
2.00%, 09/01/36	950	983,638
Federal Home Loan Mortgage Corp.
1.50%, 09/16/36(h)	2,625	2,667,005
1.50%, 09/14/51(h)	3,125	3,071,167
2.00%, 08/01/51	50	50,813
2.50%, 07/01/36	496	520,979
2.50%, 09/01/51	950	989,364
3.00%, 05/01/29	868	916,668
3.50%, 11/01/47	126	133,787
3.50%, 02/01/48	526	558,633
4.00%, 01/01/48	64	68,947
4.50%, 10/01/50	255	280,206
Federal National Mortgage Association
1.50%, 10/14/51(h)	625	613,209
2.00%, 06/01/36	801	829,521
2.00%, 08/01/36	278	289,163
2.00%, 07/01/50	337	341,316
2.00%, 06/01/51	625	635,049
2.00%, 07/01/51	726	735,881
2.00%, 08/01/51	188	191,084
2.00%, 10/14/51(h)	1,300	1,315,287
2.50%, 10/01/35	71	74,950
2.50%, 05/01/36	744	780,154
2.50%, 06/01/36	121	127,070
2.50%, 07/01/36	273	288,832
2.50%, 11/01/50	1,005	1,048,386
2.50%, 01/01/51	284	297,088
2.50%, 03/01/51	494	516,186
2.50%, 07/01/51	320	333,362
2.50%, 08/01/51	1,446	1,512,905
2.50%, 10/14/51(h)	1,600	1,658,627
3.00%, 03/01/30	174	184,425
3.00%, 12/01/49	1,738	1,839,933
3.00%, 07/01/51	1,298	1,370,821
3.00%, 08/01/51	150	161,111
3.50%, 10/01/47	499	530,076
3.50%, 06/01/49	312	331,124
4.00%, 03/01/49	322	344,917
4.00%, 04/01/50	945	1,011,695
4.50%, 04/01/49	133	147,166
Series 2017-M3, Class A2, 2.56%, 12/25/26(a)	198	211,580
Series 2018-M12, Class A2, 3.77%, 08/25/30(a)	50	58,447
FHLMC Multifamily Structured Pass Through Certificates
Series K043, Class A2, 3.06%, 12/25/24 (Call 12/25/24)	75	80,525
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	100	108,718
Series K058, Class A2, 2.65%, 08/25/26 (Call 08/25/26)	75	80,811
Series K064, Class A2, 3.22%, 03/25/27 (Call 03/25/27)	100	110,840
Series K070, Class A2, 3.30%, 11/25/27 (Call 11/25/27)(a)	200	224,551
Series K115, Class A2, 1.38%, 06/25/30 (Call 06/25/30)	50	49,853
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	180	182,374
FNMA POOL BH4022 FN 09/47 FIXED 3.5, 3.50%, 09/01/47	955	1,013,995
Freddie Mac Pool
2.50%, 11/01/50	250	261,290
4.00%, 05/01/50	442	474,171
Government National Mortgage Association
1.50%, 09/21/51(h)	50	49,451

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 04/20/51	$466	$476,070
2.00%, 09/21/51(h)	6,850	6,992,084
2.50%, 01/20/51	286	296,091
2.50%, 02/20/51	287	297,764
2.50%, 05/20/51	2,614	2,712,606
2.50%, 07/20/51	652	676,469
2.50%, 08/20/51	150	155,671
2.50%, 09/21/51(h)	796	825,477
3.00%, 12/20/45	6	6,336
3.00%, 01/20/46	6	6,534
3.00%, 03/20/46	426	451,430
3.00%, 05/20/46	4	4,076
3.00%, 08/20/46	17	17,735
3.00%, 09/20/46	155	163,855
3.00%, 04/20/49	80	84,743
3.00%, 12/20/49	1,871	1,956,822
3.00%, 01/20/50	258	269,991
3.00%, 02/20/50	670	700,659
3.00%, 07/20/50	207	216,644
3.00%, 12/20/50	302	315,884
3.00%, 01/20/51	293	306,812
3.00%, 08/20/51	575	603,498
3.00%, 09/21/51(h)	625	653,394
3.50%, 05/20/47	729	773,412
3.50%, 09/20/47	403	428,160
3.50%, 02/20/48	264	280,514
3.50%, 01/20/50	698	734,148
3.50%, 05/20/51	263	278,947
3.50%, 09/21/51(h)	2,361	2,484,768
4.00%, 01/20/50	94	100,367
4.00%, 09/21/51(h)	2,775	2,938,031
4.50%, 09/20/48	181	193,468
4.50%, 01/20/49	373	397,892
4.50%, 09/21/51(h)	400	426,250
5.00%, 09/21/51(h)	150	161,145
Uniform Mortgage-Backed Securities
2.00%, 12/01/35	67	68,965
2.00%, 02/01/36	1,080	1,121,381
2.00%, 03/01/36	167	173,757
2.00%, 04/01/36	73	75,816
2.00%, 09/16/36(h)	3,068	3,174,619
2.00%, 09/01/50	117	119,367
2.00%, 10/01/50	95	96,579
2.00%, 12/01/50	72	72,834
2.00%, 01/01/51	855	867,667
2.00%, 02/01/51	479	485,305
2.00%, 03/01/51	466	473,387
2.00%, 04/01/51	911	924,547
2.00%, 05/01/51	1,287	1,306,966
2.00%, 06/01/51	347	352,359
2.00%, 09/14/51(h)	9,034	9,157,865
2.50%, 07/01/32	617	650,071
2.50%, 11/01/34	69	72,138
2.50%, 10/01/35	87	90,638
2.50%, 03/01/36	120	127,109
2.50%, 09/16/36(h)	875	915,000
2.50%, 11/01/50	457	476,647
2.50%, 01/01/51	94	97,775
2.50%, 02/01/51	635	660,192
2.50%, 03/01/51	191	199,517

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 04/01/51	$69	$72,228
2.50%, 05/01/51	565	586,767
2.50%, 06/01/51	448	465,852
2.50%, 09/14/51(h)	6,453	6,702,045
3.00%, 03/01/35	68	71,146
3.00%, 07/01/35	51	53,370
3.00%, 09/16/36(h)	1,745	1,839,680
3.00%, 11/01/46	140	148,181
3.00%, 12/01/46	124	130,712
3.00%, 04/01/48	836	889,726
3.00%, 11/01/48	189	199,764
3.00%, 04/01/50	28	28,912
3.00%, 07/01/50	54	56,421
3.00%, 08/01/50	225	241,016
3.00%, 10/01/50	348	368,186
3.00%, 01/01/51	112	118,517
3.00%, 04/01/51	97	102,956
3.00%, 09/14/51(h)	5,131	5,367,307
3.50%, 02/01/34	187	202,098
3.50%, 09/16/36(h)	525	560,378
3.50%, 07/01/47	97	103,324
3.50%, 09/01/47	17	18,141
3.50%, 02/01/48	110	116,780
3.50%, 02/01/49	88	95,378
3.50%, 06/01/49	87	92,062
3.50%, 12/01/49	473	503,343
3.50%, 05/01/50	760	804,644
3.50%, 09/14/51(h)	3,592	3,799,943
4.00%, 09/01/47	67	72,358
4.00%, 09/01/48	367	392,489
4.00%, 08/01/49	421	462,573
4.00%, 09/14/51(h)	4,025	4,312,544
4.50%, 09/14/51(h)	1,175	1,270,740
5.00%, 09/01/49	52	56,841
5.00%, 09/14/51(h)	225	246,639

		110,619,535

U.S. Government Obligations — 32.7%
U.S. Treasury Note/Bond
0.13%, 09/30/22	1,800	1,800,703
0.13%, 12/31/22	650	649,975
0.13%, 02/28/23	420	419,885
0.13%, 05/15/23	1,800	1,798,805
0.13%, 06/30/23(d)	6,810	6,804,680
0.13%, 07/31/23	1,000	998,828
0.13%, 08/15/23	1,000	998,633
0.13%, 09/15/23	5,000	4,990,625
0.13%, 10/15/23	830	828,119
0.13%, 12/15/23	3,250	3,239,844
0.13%, 01/15/24	4,430	4,413,734
0.13%, 02/15/24	1,000	996,094
0.25%, 11/15/23	700	700,055
0.25%, 03/15/24	1,710	1,707,595
0.25%, 05/15/24	2,600	2,593,094
0.25%, 06/15/24	12,325	12,285,522
0.25%, 05/31/25	1,250	1,234,766
0.25%, 08/31/25	300	295,594
0.25%, 09/30/25	3,780	3,720,937
0.38%, 04/15/24	1,350	1,351,371
0.38%, 07/15/24	1,800	1,799,437
0.38%, 11/30/25	800	790,250

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.38%, 12/31/25	$560	$552,650
0.38%, 01/31/26	4,770	4,702,922
0.38%, 07/31/27	1,350	1,307,918
0.38%, 09/30/27	2,300	2,221,836
0.50%, 02/28/26	800	792,812
0.50%, 05/31/27	1,000	977,578
0.50%, 08/31/27	1,380	1,345,069
0.50%, 10/31/27	230	223,603
0.63%, 11/30/27	700	685,016
0.63%, 12/31/27	1,745	1,705,874
0.63%, 05/15/30	115	109,232
0.63%, 08/15/30	2,350	2,226,258
0.75%, 03/31/26	300	300,422
0.75%, 04/30/26	400	400,375
0.75%, 01/31/28	2,700	2,656,969
0.88%, 06/30/26	6,300	6,334,945
0.88%, 11/15/30(d)	1,790	1,730,147
1.00%, 07/31/28	2,100	2,089,500
1.13%, 02/29/28	2,130	2,145,642
1.13%, 02/15/31(d)	1,015	1,001,519
1.13%, 05/15/40	1,500	1,336,641
1.13%, 08/15/40	1,390	1,234,277
1.25%, 03/31/28	2,550	2,586,258
1.25%, 04/30/28	300	304,125
1.25%, 05/31/28	600	607,875
1.25%, 06/30/28	4,660	4,717,522
1.25%, 05/15/50	2,055	1,743,860
1.38%, 10/15/22	1,700	1,724,238
1.38%, 09/30/23	900	921,516
1.38%, 11/15/40	1,180	1,092,791
1.38%, 08/15/50	740	647,731
1.50%, 08/15/26	1,400	1,449,328
1.63%, 05/15/26	1,650	1,717,547
1.63%, 05/15/31	4,400	4,536,125
1.63%, 11/15/50	1,000	931,250
1.75%, 09/30/22	500	508,926
1.75%, 05/15/23	450	462,164
1.88%, 10/31/22	900	918,527
1.88%, 02/15/41	750	755,977
1.88%, 02/15/51	1,670	1,649,908
2.00%, 04/30/24	500	522,148
2.00%, 06/30/24	2,300	2,405,836
2.00%, 02/15/50	900	915,047
2.00%, 08/15/51	500	508,984
2.13%, 12/31/22	1,600	1,642,375
2.25%, 03/31/26	600	641,484
2.25%, 05/15/41	3,150	3,370,992
2.25%, 08/15/46	100	106,750
2.38%, 05/15/51	3,500	3,865,859
2.50%, 02/15/45	1,375	1,531,836
2.50%, 02/15/46	1,860	2,077,678
2.50%, 05/15/46	3,200	3,577,000
2.63%, 06/30/23	200	208,906
2.63%, 12/31/23	500	527,305
2.75%, 08/15/42	190	219,836
2.75%, 08/15/47	400	469,250
2.88%, 09/30/23	100	105,484
2.88%, 10/31/23	1,550	1,638,035
2.88%, 08/15/45	760	904,162
3.00%, 09/30/25	1,480	1,621,178

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.00%, 10/31/25	$250	$274,238
3.00%, 05/15/42	250	300,469
3.00%, 11/15/44	500	604,766
3.00%, 05/15/45	990	1,201,458
3.00%, 11/15/45	200	243,375
4.50%, 02/15/36(d)	100	139,781

		147,399,651

Total U.S. Government & Agency Obligations — 57.3% (Cost: $258,257,371)		258,019,186

Short-Term Investments

Money Market Funds — 16.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(i)(j)	63,633	63,664,782
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(i)(j)(k)	9,477	9,476,840

		73,141,622

Total Short-Term Investments — 16.2% (Cost: $73,143,098)		73,141,622

Total Investments Before TBA Sales Commitments — 115.8% (Cost: $520,873,721)		521,590,755

TBA Sales Commitments(h)

Mortgage-Backed Securities — (1.6)%
Uniform Mortgage-Backed Securities
1.50%, 09/14/51	(625)	(614,233)
2.00%, 09/16/36	(1,479)	(1,530,398)
2.00%, 09/14/51	(1,225)	(1,241,796)
2.50%, 09/14/51	(1,900)	(1,973,328)
3.00%, 09/14/51	(1,300)	(1,359,871)
3.50%, 09/14/51	(525)	(555,393)

		(7,275,019)

Total TBA Sales Commitments — (1.6)% (Proceeds: $(7,271,915))		(7,275,019)

Total Investments, Net of TBA Sales Commitments — 114.2% (Cost: $513,601,806)		514,315,736

Other Assets, Less Liabilities — (14.2)%		(64,041,048)

Net Assets — 100.0%		$ 450,274,688

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) August 31, 2021	iShares® ESG Advanced Total USD Bond Market ETF

(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$24,169,878	$39,498,422	(a)	$—	$(4,441)	$923	$63,664,782	63,633	$21,049		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,026,387	5,450,453	(a)	—	—	—	9,476,840	9,477	5,015	(b)	—

					$(4,441)	$923	$73,141,622		$26,064		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$934,991	$—	$934,991
Collaterized Mortgage Obligations	—	5,834,930	—	5,834,930
Corporate Bonds & Notes	—	155,370,974	—	155,370,974
Foreign Government Obligations	—	28,289,052	—	28,289,052
U.S. Government & Agency Obligations	—	258,019,186	—	258,019,186
Money Market Funds	73,141,622	—	—	73,141,622

	73,141,622	448,449,133	—	521,590,755

Liabilities
TBA Sales Commitments	—	(7,275,019)	—	(7,275,019)

	$73,141,622	$441,174,114	$—	$514,315,736

See notes to financial statements.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

August 31, 2021

iShares ESG Advanced Total USD Bond Market ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$448,449,133
Affiliated(c)	73,141,622
Cash	6,331
Receivables:
Investments sold	3,773,090
Securities lending income — Affiliated	798
TBA sales commitments	7,271,915
Capital shares sold	2,995,544
Dividends	4,918
Interest	2,142,529

Total assets	537,785,880

LIABILITIES
Collateral on securities loaned, at value	9,376,840
TBA sales commitments, at value(d)	7,275,019
Payables:
Investments purchased	70,821,090
Investment advisory fees	38,243

Total liabilities	87,511,192

NET ASSETS	$450,274,688

NET ASSETS CONSIST OF:
Paid-in capital	$449,788,312
Accumulated earnings	486,376

NET ASSETS	$450,274,688

Shares outstanding	9,000,000

Net asset value	$50.03

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$9,168,408
(b) Investments, at cost — Unaffiliated	$447,730,623
(c) Investments, at cost — Affiliated	$73,143,098
(d) Proceeds from TBA sales commitments	$7,271,915

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statement of Operations (unaudited)

Six Months Ended August 31, 2021

iShares ESG Advanced Total USD Bond Market ETF

INVESTMENT INCOME
Dividends — Affiliated	$21,053
Interest — Unaffiliated	1,685,578
Securities lending income — Affiliated — net	5,011
Other income — Unaffiliated	64

Total investment income	1,711,706

EXPENSES
Investment advisory fees	172,463

Total expenses	172,463

Less:
Investment advisory fees waived	(17,797)

Total expenses after fees waived	154,666

Net investment income	1,557,040

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(390,446)
Investments — Affiliated	(4,441)

Net realized loss	(394,887)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	3,460,630
Investments — Affiliated	923

Net change in unrealized appreciation (depreciation)	3,461,553

Net realized and unrealized gain	3,066,666

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,623,706

See notes to financial statements.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Changes in Net Assets

	iShares ESG Advanced Total USD Bond Market ETF

	Six Months Ended 08/31/21 (unaudited )	Period From 06/23/20 to 02/28/21 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,557,040	$692,069
Net realized loss	(394,887)	(52,014)
Net change in unrealized appreciation (depreciation)	3,461,553	(2,747,623)

Net increase (decrease) in net assets resulting from operations	4,623,706	(2,107,568)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,463,695)	(566,067)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	258,593,196	191,195,116

NET ASSETS
Total increase in net assets	261,753,207	188,521,481
Beginning of period	188,521,481	—

End of period	$450,274,688	$188,521,481

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Advanced Total USD Bond Market ETF

	Six Months Ended		Period From
	08/31/21		06/23/20	(a)
	(unaudited)		to 02/28/21

Net asset value, beginning of period	$49.61		$50.00

Net investment income(b)	0.27		0.35
Net realized and unrealized gain (loss)(c)	0.42			(0.42)

Net increase (decrease) from investment operations	0.69			(0.07)

Distributions(d)
From net investment income		(0.27)		(0.32)

Total distributions		(0.27)		(0.32)

Net asset value, end of period	$50.03		$49.61

Total Return(e)
Based on net asset value	1.41	%(f)	(0.16	)%(f)

Ratios to Average Net Assets
Total expenses	0.12	%(g)	0.12	%(g)

Total expenses after fees waived	0.11	%(g)	0.11	%(g)

Net investment income	1.08	%(g)	1.03	%(g)

Supplemental Data
Net assets, end of period (000)	$450,275		$188,521

Portfolio turnover rate(h)(i)	129	%(f)	216	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification

ESG Advanced Total USD Bond Market	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls and TBA sale commitments ) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements  (unaudited) (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

ESG Advanced Total USD Bond Market
Barclays Bank PLC	$88,492	$88,492		$—	$—
BofA Securities, Inc.	6,063,561	6,063,561		—	—
Citigroup Global Markets, Inc.	2,607,013	2,607,013		—	—
Credit Suisse Securities (USA) LLC	18,119	18,119		—	—
Goldman Sachs & Co. LLC	363,091	363,091		—	—
State Street Bank & Trust Co.	25,061	25,061		—	—
Wells Fargo Securities LLC	3,071	3,071		—	—

	$9,168,408	$9,168,408		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements  (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.12%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

ESG Advanced Total USD Bond Market	$17,797

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended August 31, 2021, the Fund paid BTC $2,112 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Company are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended August 31, 2021, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

ESG Advanced Total USD Bond Market	$412,154,044	$354,152,444	$18,010,189	$19,496,874
For the six months ended August 31, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Advanced Total USD Bond Market	$196,572,020	$—

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2021 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of February 28, 2021, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $46,245.

As of August 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Advanced Total USD Bond Market	$521,002,948	$2,260,741	$(1,676,038)	$584,703

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements  (unaudited) (continued)

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 08/31/21		Period Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

ESG Advanced Total USD Bond Market Shares sold	5,200,000	$258,593,196	3,800,000	$191,195,116

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares ESG Advanced Total USD Bond Market ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	51

Board Review and Approval of Investment Advisory Contract   (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

August 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

ESG Advanced Total USD Bond Market(a)	$0.252990	$—	$0.014143	$0.267133	95%	—%	5%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	53

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	55

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-215-0821

(b) Not Applicable

Item 2 –	Code of Ethics.

Not applicable to this semi-annual report.

Item 3 –	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4 –	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5 –	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6 –	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10 –	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11 –	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13 –	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a)  (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: November 03, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: November 03, 2021

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: November 03, 2021